File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on April 29, 2021

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 50 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 52

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On May 1, 2021 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

May 1, 2021

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Prospectus

AUL American Unit Trust

GROUP VARIABLE ANNUITY CONTRACTS

Offered By

American United Life Insurance Company®

One American Square, Indianapolis, Indiana 46206-0368

(800) 249-6269

Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolio companies listed in the Appendix: Portfolio Companies Available Under the Contract.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2021, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports, will be made available on a website www.oneamerica.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant that you wish to continue receiving paper copies of your shareholder reports by calling toll free (800) 249-6269.

The date of this Prospectus is May 1, 2021

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DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Class – A class of a Variable Annuity Contract that varies principally with respect to distribution-related fees and expenses.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contractowner Account – Any account of a contractowner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Corporate Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Depositor – The primarily responsible for the organization of the Registrant and the person who has continuing functions or responsibilities with respect to the administration of the affairs of the Registrant other than the trustee or custodian. The term includes sponsoring insurance company that establishes and maintains the separate account.

Employee Benefit Plan – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

DEFINITIONS (continued)

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investor Account – Any account of a contract owner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which contract or transaction expenses may be subtracted.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Platform Charge – Any fee charged by the Registrant to make a Portfolio Company available as an investment option under the Contract, and that varies solely on the basis of the Portfolio Company selected.

Portfolio Company – Any company in which the Registrant invests.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Securities Act – The Securities Act of 1933 [15 U.S.C. 77a et seq.].

Securities Exchange Act – The Securities Exchange Act of 1934 [15 U.S.C. 78a et seq.].

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Statement of Additional Information ("SAI") – This information is required by Part B of this Form.

Statutory Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Summary Prospectus – A prospectus that satisfies the requirements of section 10(a) of the Securities Act [15 U.S.C. 77j(a)].

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest or

DEFINITIONS (continued)

participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the Appendix: Portfolio Companies Available Under the Contract.

Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts available under the Contracts or to the FIA or SVA, if available under a Contract, at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal, whether the full amount of his or her Account Value or a partial amount of his or her Account Value, or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the Contract, surrenders the Contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Annual Fees
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Fees Paid Per Occurrence
Maximum Deferred Sales Load (Withdrawal Charge)(3)	8%
Maximum Loan Initiation Fee(4)	$100
Maximum Loan Administration Fee(5)	$50
Maximum Annual Charge for Non-Electronic Transfers(6)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(7)	$60
Maximum Contract Termination Individual Participant Check Fee(8)	$100
Optional Fees
Maximum Brokerage Window Fee(9)	$100
Maximum Investment Advice Provider Fee(10)	1.00%
Maximum Managed Account Service Fee(10)	1.00%
Maximum Plan Sponsor Investment Option Advisory(11)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(12)	0.20%

(1) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. A Contract's Asset Charge is calculated by dividing the Asset Charge percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.

(3) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. The charge for any withdrawal will be calculated by multiplying the Account Value withdrawn by the applicable withdrawal charge percentage. See the section "Withdrawal Charges" later in this Prospectus.

(4) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. If permitted by the Contract, the Owner has sole discretion to allow a Participant to take a Plan loan withdrawal against his or her Account. The Owner has sole discretion to set and charge an interest rate on any Plan loan withdrawn by a Participant. Plan loan interest rates are typically tied to prime rates. AUL will facilitate the calculation and recordkeeping of the interest charged against a loan withdrawal, but AUL does not keep any of the interest calculated. Please refer to your Contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(5) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(6) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(7) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(9) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(10) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in 0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(11) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(12) This charge only applies to certain IRA Contracts. The Maximum Guaranteed Minimum Death Benefit Option is calculated by dividing the percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. This fee is paid in quarterly installments of 0.05%.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.56%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

Assuming deduction of the MAXIMUM % amount for Total Fund Annual Operating Expenses:

Maximum Total Fund Operating Expenses:	2.56%

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,197	$2,151	$3,105	$5,131

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$476	$1,429	$2,381	$4,766

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$476	$1,429	$2,381	$4,766

Additional Assumptions:

Annual M&E Charge:	1.25%
Maximum GMDB Option:	0.20%
Maximum Admin. Charge:	$75
Surrender Charges:	8% for years 1-5, 4% for years 6-10, 0% for years 11+
These surrender charges are reduced by 10% due to the free-out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2011 through December 31, 2020.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2020. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Core Opportunities Fund R Class – 06-148
Band 125
2020	$2.85	$3.17	155,548
2019	2.28	2.85	182,869
2018	2.38	2.28	297,592
2017	1.97	2.38	250,602
2016	1.86	1.97	264,753
2015	1.79	1.86	274,808
2014	1.61	1.79	395,210
2013	1.23	1.61	506,963
2012	1.08	1.23	234,076
2011	1.04	1.08	79,578
Band 100
2020	$2.95	$3.29	–
2019	2.36	2.95	–
2018	2.46	2.36	–
2017	2.03	2.46	527
2016	1.91	2.03	888
2015	1.83	1.91	7,547
Band 0
2020	$3.42	$3.85	123,493
2019	2.70	3.42	138,212
2018	2.79	2.70	195,611
2017	2.28	2.79	191,412
2016	2.12	2.28	193,509
2015	2.02	2.12	1,145
2014	1.80	2.02	1,145
2013	1.35	1.80	1,145
2012	1.17	1.35	1,145
2011	1.12	1.17	1,145
AB Discovery Growth Fund R Class – 06-144
Band 125
2020	$3.19	$4.79	228,728
2019	2.49	3.19	262,931
2018	2.65	2.49	306,512
2017	2.03	2.65	468,130
2016	1.97	2.03	1,157,771
2015	2.02	1.97	1,647,096
2014	2.00	2.02	1,333,504
2013	1.47	2.00	960,091
2012	1.30	1.47	461,118
2011	1.28	1.30	437,753
Band 100
2020	$3.31	$4.98	50,024
2019	2.57	3.31	55,398
2018	2.74	2.57	59,333
2017	2.09	2.74	70,746
2016	2.03	2.09	83,102
2015	2.07	2.03	206,398
2014	2.04	2.07	204,608
2013	1.50	2.04	60,604
2012	1.32	1.50	56,407
2011	1.30	1.32	50,425

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.56	$5.38	17,902
2019	2.76	3.56	25,347
2018	2.91	2.76	30,147
2017	2.22	2.91	30,147
2016	2.14	2.22	40,973
2015	2.17	2.14	42,070
2014	2.13	2.17	42,929
2013	1.55	2.13	43,539
2012	1.37	1.55	75,572
2011	1.33	1.37	112,657
Band 0
2020	$3.83	$5.82	–
2019	2.95	3.83	–
2018	3.10	2.95	–
2017	2.35	3.10	–
2016	2.25	2.35	–
2015	2.28	2.25	304,332
2014	2.23	2.28	143,765
2013	1.62	2.23	55,492
AB Discovery Growth Fund Z Class – 06-GKC
Band 125
2020	$1.25	$1.89	11,131
2019	0.97	1.25	12,707
AB Discovery Value Fund R Class – 06-149
Band 125
2020	$2.59	$2.62	169,448
2019	2.20	2.59	198,246
2018	2.63	2.20	437,751
2017	2.37	2.63	443,723
2016	1.94	2.37	491,501
2015	2.09	1.94	223,013
2014	1.96	2.09	359,301
2013	1.45	1.96	460,046
2012	1.25	1.45	567,555
2011	1.38	1.25	601,472
Band 100
2020	$2.68	$2.73	28,100
2019	2.27	2.68	76,441
2018	2.72	2.27	79,086
2017	2.44	2.72	94,676
2016	1.99	2.44	58,776
2015	2.15	1.99	60,237
2014	2.00	2.15	63,662

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.89	$2.95	136,052
2019	2.43	2.89	143,828
2018	2.89	2.43	155,514
2017	2.59	2.89	167,080
2016	2.10	2.59	172,714
2015	2.25	2.10	179,470
2014	2.09	2.25	182,718
2013	1.54	2.09	191,857
2012	1.31	1.54	195,370
2011	1.44	1.31	194,052
AB Discovery Value Fund Z Class – 06-GKF
Band 125
2020	$1.02	$1.05	37,461
2019	0.86	1.02	578,044
2018	1.03	0.86	36,176
AB Global Bond Fund Z Class – 06-3GC
Band 125
2020	$1.07	$1.11	51,664
2019	1.00	1.07	2,735
AB High Income Fund Advisor Class – 06-005
Band 125
2020	$1.30	$1.32	438,290
2019	1.15	1.30	911,009
2018	1.23	1.15	2,294,382
2017	1.16	1.23	5,966,921
2016	1.01	1.16	8,761,241
2015	1.06	1.01	7,209,994
2014	1.04	1.06	6,206,979
2013	1.00 (06/20/13)	1.04	2,089,742
AB High Income Fund R Class – 06-006
Band 125
2020	$1.24	$1.26	35,219
2019	1.11	1.24	32,081
2018	1.20	1.11	26,505
2017	1.13	1.20	26,459
2016	1.00	1.13	16,179
2015	1.05	1.00	5,978
2014	1.04	1.05	51,742
2013	1.00 (06/20/13)	1.04	1,307
AB International Value Fund R Class – 06-153
Band 125
2020	$1.03	$1.04	107,948
2019	0.90	1.03	119,261
2018	1.19	0.90	176,895
2017	0.97	1.19	127,579
2016	0.99	0.97	271,421
2015	0.98	0.99	318,044
2014	1.07	0.98	399,182
2013	0.89	1.07	394,237
2012	0.79	0.89	378,832
2011	1.00	0.79	420,444

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.07	$1.08	38
2019	0.93	1.07	39
2018	1.23	0.93	903
2017	0.99	1.23	905
2016	1.02	0.99	3,647
2015	1.00	1.02	11,245
2014	1.09	1.00	9,578
AB Large Cap Growth Fund Advisor Class – 06-3YR
Band 125
2020	$1.10	$1.46	24,425,750
2019	1.00 (06/27/19)	1.10	18,984,593
AB Large Cap Growth Fund Z Class – 06-3FY
Band 125
2020	$1.18	$1.57	2,866,156
2019	0.89	1.18	2,177,351
AB Small Cap Growth Fund R Class – 06-146
Band 125
2020	$4.10	$6.19	525,375
2019	3.07	4.10	301,092
2018	3.15	3.07	315,055
2017	2.38	3.15	493,384
2016	2.27	2.38	1,126,912
2015	2.33	2.27	1,215,437
2014	2.41	2.33	1,111,480
2013	1.69	2.41	1,275,819
2012	1.49	1.69	1,016,170
2011	1.45	1.49	640,602
Band 100
2020	$4.25	$6.44	75,680
2019	3.18	4.25	84,377
2018	3.25	3.18	90,632
2017	2.45	3.25	110,967
2016	2.33	2.45	150,755
2015	2.39	2.33	198,679
2014	2.46	2.39	198,413
2013	1.72	2.46	2,763
2012	1.51	1.72	364
Band 75
2020	$4.41	$6.70	–
2019	3.29	4.41	1,214
Band 0
2020	$4.92	$7.53	–
2019	3.64	4.92	–
2018	3.69	3.64	–
2017	2.75	3.69	–
2016	2.59	2.75	2,161
2015	2.63	2.59	152,037
2014	2.69	2.63	116,328
2013	1.86	2.69	102,496
2012	1.62	1.86	112,940
2011	1.56	1.62	14,055

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Small Cap Growth Portfolio Z Class – 06-GKG
Band 125
2020	$1.35	$2.06	492,202
2019	1.00	1.35	342,609
AB Sustainable International Thematic Fund R Class – 06-147
Band 125
2020	$1.55	$1.98	18,303
2019	1.25	1.55	30,473
2018	1.53	1.25	41,628
2017	1.16	1.53	35,641
2016	1.26	1.16	35,325
2015	1.31	1.26	168,741
2014	1.35	1.31	166,047
2013	1.21	1.35	79,354
2012	1.06	1.21	79,642
2011	1.29	1.06	91,158
Band 100
2020	$1.61	$2.06	9,929
2019	1.29	1.61	9,932
2018	1.58	1.29	10,875
2017	1.19	1.58	10,881
2016	1.30	1.19	12,873
2015	1.34	1.30	14,458
2014	1.38	1.34	36,537
Band 50
2020	$1.73	$2.23	180,091
2019	1.38	1.73	243,162
2018	1.68	1.38	286,023
2017	1.26	1.68	352,377
2016	1.37	1.26	355,965
2015	1.41	1.37	375,190
2014	1.44	1.41	396,780
2013	1.28	1.44	439,242
2012	1.12	1.28	456,421
2011	1.35	1.12	535,816
AB Value Fund R Class – 06-151
Band 125
2020	$1.48	$1.47	32,643
2019	1.25	1.48	68,862
2018	1.50	1.25	45,700
2017	1.35	1.50	45,316
2016	1.24	1.35	43,349
2015	1.36	1.24	54,998
2014	1.24	1.36	52,997
2013	0.93	1.24	89,160
2012	0.82	0.93	70,046
2011	0.87	0.82	63,274

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.53	$1.52	3,790
2019	1.30	1.53	3,506
2018	1.55	1.30	3,274
2017	1.39	1.55	7,987
2016	1.27	1.39	7,999
2015	1.39	1.27	57,333
2014	1.26	1.39	57,247
2013	0.95	1.26	52,334
2012	0.83	0.95	60,310
2011	0.88	0.83	69,052
Alger Balanced Portfolio I-2 Class – 06-505
Band 125
2020	$1.83	$2.00	550,668
2019	1.55	1.83	632,092
2018	1.63	1.55	812,568
2017	1.43	1.63	908,907
2016	1.33	1.43	909,177
2015	1.33	1.33	924,645
2014	1.23	1.33	1,003,672
2013	1.08	1.23	1,122,539
2012	1.03	1.08	1,338,041
2011	1.04	1.03	1,520,882
Alger Capital Appreciation Fund Z Class – 06-CPH
Band 125
2020	$1.67	$2.34	1,137,050
2019	1.26	1.67	1,272,507
2018	1.29	1.26	2,508,792
2017	0.99	1.29	2,265,413
Alger Capital Appreciation Institutional Fund I Class – 06-194
Band 125
2020	$3.68	$5.14	1,326,557
2019	2.80	3.68	1,295,912
2018	2.86	2.80	1,711,764
2017	2.21	2.86	1,769,559
2016	2.23	2.21	2,177,910
2015	2.12	2.23	3,898,881
2014	1.90	2.12	4,062,912
2013	1.43	1.90	3,917,516
2012	1.22	1.43	4,721,795
2011	1.25	1.22	4,325,307
Alger Capital Appreciation Institutional Fund R Class – 06-196
Band 125
2020	$3.45	$4.79	931,147
2019	2.64	3.45	1,170,029
2018	2.71	2.64	2,147,870
2017	2.10	2.71	2,763,378
2016	2.13	2.10	4,334,234
2015	2.04	2.13	5,784,626
2014	1.83	2.04	4,529,320
2013	1.38	1.83	5,110,290
2012	1.19	1.38	5,000,198
2011	1.22	1.19	2,230,755

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.81	$5.33	331,477
2019	2.89	3.81	352,094
2018	2.94	2.89	375,788
2017	2.27	2.94	391,380
2016	2.28	2.27	404,146
2015	2.17	2.28	428,771
2014	1.93	2.17	458,701
2013	1.45	1.93	487,056
2012	1.24	1.45	535,670
2011	1.26	1.24	566,804
Band 0
2020	$4.07	$5.72	54,416
2019	3.07	4.07	94,448
2018	3.11	3.07	93,619
2017	2.38	3.11	88,838
2016	2.39	2.38	660,903
2015	2.26	2.39	907,686
2014	2.00	2.26	600,985
2013	1.49	2.00	610,762
2012	1.27	1.49	585,119
2011	1.29	1.27	341,307
Alger Capital Appreciation Institutional Fund Y Class – 06-3GX
Band 125
2020	$1.14	$1.59	686,068
2019	0.86	1.14	793,630
Alger Capital Appreciation Portfolio I-2 Class – 06-510
Band 125
2020	$2.42	$3.39	15,445,244
2019	1.84	2.42	18,799,507
2018	1.86	1.84	25,060,876
2017	1.44	1.86	30,861,187
2016	1.45	1.44	35,021,371
2015	1.38	1.45	36,466,002
2014	1.23	1.38	25,403,398
2013	0.92	1.23	26,449,434
2012	0.79	0.92	22,832,193
2011	0.80	0.79	15,260,179
Band 0
2020	$3.10	$4.40	–
2019	2.32	3.10	578,444
2018	2.33	2.32	647,780
2017	1.77	2.33	411,151
2016	1.76	1.77	337,382
2015	1.66	1.76	262,876
2014	1.46	1.66	144,775
2013	1.08	1.46	10,155

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Small Cap Focus Fund Y Class – 06-3GY
Band 125
2020	$1.07	$1.63	561,831
2019	0.87	1.07	83,512
Alger Small Cap Focus Fund Z Class – 06-3MP
Band 125
2020	$1.08	$1.64	155,910
2019	0.88	1.08	147,561
Alger Large Cap Growth Portfolio I-2 Class – 06-500
Band 125
2020	$6.67	$11.00	4,700,142
2019	5.30	6.67	5,100,294
2018	5.25	5.30	5,584,297
2017	4.14	5.25	6,152,223
2016	4.22	4.14	6,861,306
2015	4.20	4.22	8,048,357
2014	3.84	4.20	8,683,259
2013	2.88	3.84	9,499,451
2012	2.65	2.88	12,763,073
2011	2.69	2.65	14,617,577
Alger Small Cap Growth Institutional Fund I Class – 06-197
Band 125
2020	$2.51	$4.09	140,652
2019	1.96	2.51	280,713
2018	1.98	1.96	259,571
2017	1.56	1.98	209,085
2016	1.48	1.56	170,402
2015	1.55	1.48	345,062
2014	1.57	1.55	508,835
2013	1.19	1.57	4,769,796
2012	1.07	1.19	5,109,270
2011	1.11	1.07	5,515,780
Alger Small Cap Growth Institutional Fund R Class – 06-198
Band 125
2020	$2.35	$3.81	28,636
2019	1.85	2.35	18,832
2018	1.88	1.85	17,835
2017	1.49	1.88	14,692
2016	1.41	1.49	17,479
2015	1.49	1.41	27,058
2014	1.52	1.49	91,806
2013	1.15	1.52	233,935
2012	1.04	1.15	494,276
2011	1.09	1.04	505,729

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Dividend Value Fund Administrative Class – 06-202
Band 125
2020	$1.73	$1.67	12,001
2019	1.40	1.73	19,796
2018	1.58	1.40	19,620
2017	1.38	1.58	231,281
2016	1.21	1.38	319,635
2015	1.34	1.21	1,378,887
2014	1.23	1.34	1,042,096
2013	0.97	1.23	997,882
2012	0.86	0.97	1,054,215
2011	0.84	0.86	1,567,789
AllianzGI NFJ Dividend Value Fund R Class – 06-203
Band 125
2020	$1.65	$1.59	113,630
2019	1.35	1.65	138,956
2018	1.52	1.35	216,264
2017	1.33	1.52	239,981
2016	1.17	1.33	615,014
2015	1.30	1.17	1,035,110
2014	1.20	1.30	2,492,834
2013	0.95	1.20	3,903,732
2012	0.84	0.95	4,705,850
2011	0.83	0.84	5,034,494
Band 100
2020	$1.71	$1.64	672
2019	1.39	1.71	50,180
2018	1.56	1.39	53,908
2017	1.37	1.56	50,748
2016	1.19	1.37	54,120
2015	1.32	1.19	56,322
2014	1.22	1.32	54,112
2013	0.96	1.22	4,286
2012	0.86	0.96	4,286
2011	0.84	0.86	5,942
Band 0
2020	$1.95	$1.89	–
2019	1.57	1.95	–
2018	1.75	1.57	–
2017	1.51	1.75	–
2016	1.31	1.51	86,052
2015	1.44	1.31	195,145
2014	1.31	1.44	199,251
2013	1.02	1.31	198,794
2012	0.90	1.02	123,680
2011	0.88	0.90	88,685

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Mid-Cap Value Fund Administrative Class – 06-765
Band 125
2020	$2.95	$2.94	222,686
2019	2.31	2.95	270,634
2018	2.80	2.31	243,771
2017	2.23	2.80	69,580
2016	1.93	2.23	55,558
2015	2.03	1.93	361,732
2014	1.89	2.03	408,060
2013	1.45	1.89	433,982
2012	1.27	1.45	530,617
2011	1.30	1.27	549,720
Band 0
2020	$3.67	$3.71	10,088
2019	2.85	3.67	7,785
2018	3.40	2.85	4,795
2017	2.68	3.40	3,724
2016	2.29	2.68	2,557
2015	2.37	2.29	1,290
2014	2.18	2.37	124
AllianzGI NFJ Mid-Cap Value Fund R Class – 06-695
Band 125
2020	$2.91	$2.90	50,262
2019	2.29	2.91	125,552
2018	2.78	2.29	94,453
2017	2.23	2.78	128,080
2016	1.94	2.23	77,078
2015	2.04	1.94	123,477
2014	1.91	2.04	133,552
2013	1.47	1.91	207,887
2012	1.29	1.47	219,895
2011	1.33	1.29	151,351
Band 100
2020	$3.03	$3.03	40,055
2019	2.38	3.03	41,502
2018	2.88	2.38	45,476
2017	2.30	2.88	77,179
2016	2.00	2.30	82,847
2015	2.09	2.00	82,176
2014	1.96	2.09	93,882
AllianzGI NFJ Small-Cap Value Fund Administrative Class – 06-231
Band 125
2020	$1.79	$1.69	3,084,307
2019	1.46	1.79	3,377,590
2018	1.83	1.46	3,706,908
2017	1.69	1.83	4,635,053
2016	1.39	1.69	7,074,398
2015	1.53	1.39	9,492,137
2014	1.52	1.53	11,765,745
2013	1.17	1.52	16,301,167
2012	1.07	1.17	16,389,747
2011	1.06	1.07	16,922,863

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.10	$2.00	–
2019	1.69	2.10	–
2018	2.09	1.69	–
2017	1.90	2.09	–
2016	1.54	1.90	1,519,423
2015	1.68	1.54	1,662,202
2014	1.65	1.68	1,699,913
2013	1.25	1.65	2,107,484
2012	1.14	1.25	2,175,030
AllianzGI NFJ Small-Cap Value Fund R Class – 06-700
Band 125
2020	$3.17	$2.98	566,068
2019	2.59	3.17	875,985
2018	3.26	2.59	879,582
2017	3.02	3.26	1,294,963
2016	2.49	3.02	1,721,684
2015	2.76	2.49	2,341,064
2014	2.75	2.76	2,644,545
2013	2.13	2.75	3,712,963
2012	1.96	2.13	3,734,353
2011	1.94	1.96	4,163,299
Band 100
2020	$3.30	$3.11	22,460
2019	2.69	3.30	25,953
2018	3.38	2.69	26,757
2017	3.12	3.38	37,161
2016	2.57	3.12	28,033
2015	2.84	2.57	22,808
2014	2.83	2.84	47,414
2013	2.18	2.83	34,135
2012	2.00	2.18	42,725
2011	1.98	2.00	43,451
Band 50
2020	$3.58	$3.39	27,200
2019	2.90	3.58	36,415
2018	3.62	2.90	72,258
2017	3.33	3.62	75,040
2016	2.73	3.33	101,578
2015	3.00	2.73	101,829
2014	2.98	3.00	100,596
2013	2.28	2.98	97,850
2012	2.08	2.28	83,247
2011	2.05	2.08	67,855

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.89	$3.70	–
2019	3.13	3.89	–
2018	3.89	3.13	–
2017	3.56	3.89	–
2016	2.90	3.56	–
2015	3.17	2.90	89,504
2014	3.13	3.17	334,334
2013	2.39	3.13	440,890
2012	2.17	2.39	501,965
2011	2.13	2.17	470,661
AllianzGI NFJ Small-Cap Value Fund R6 Class – 06-CPJ
Band 125
2020	$1.06	$1.00	474,660
2019	0.86	1.06	479,736
2018	1.07	0.86	787,801
2017	0.99	1.07	259,641
Band 0
2020	$1.10	$1.05	1,098,633
2019	0.88	1.10	1,016,186
2018	1.09	0.88	1,097,079
2017	0.99	1.09	1,281,469
American Beacon International Equity Fund Investor Class – 06-33X
Band 125
2020	$0.97	$0.97	–
2019	0.83	0.97	8,259
2018	1.00 (03/15/18)	0.83	3,467
American Beacon International Equity Fund R6 Class – 06-33Y
Band 125
2020	$0.98	$0.98	10,025
2019	0.83	0.98	763,652
2018	1.00 (03/15/18)	0.83	284,810
American Beacon Small Cap Value Fund R6 Class – 06-34C
Band 125
2020	$1.01	$1.04	796,181
2019	0.83	1.01	782,729
2018	1.00 (03/15/18)	0.83	831,589
American Century Disciplined Growth Fund A Class – 06-697
Band 125
2020	$2.39	$3.14	667
2019	1.87	2.39	482
2018	2.01	1.87	3,355
2017	1.62	2.01	238,956
2016	1.51	1.62	575,651
2015	1.56	1.51	647,864
2014	1.40	1.56	456,631
2013	1.41	1.40	307,109

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Disciplined Growth Fund Investor Class – 06-694
Band 125
2020	$2.44	$3.20	171,876
2019	1.90	2.44	617,167
2018	2.04	1.90	871,329
2017	1.64	2.04	1,911,141
2016	1.53	1.64	2,259,565
2015	1.57	1.53	2,073,002
2014	1.41	1.57	1,178,343
2013	1.06	1.41	1,186,684
2012	1.00 (05/24/12)	1.06	145,131
Band 0
2020	$2.68	$3.57	27,636
2019	2.06	2.68	26,687
2018	2.18	2.06	27,844
2017	1.73	2.18	23,718
2016	1.60	1.73	17,385
2015	1.62	1.60	12,907
2014	1.43	1.62	403
American Century Diversified Bond Fund A Class – 06-722
Band 125
2020	$1.18	$1.26	299,523
2019	1.11	1.18	164,559
2018	1.14	1.11	170,069
2017	1.12	1.14	185,438
2016	1.11	1.12	199,107
2015	1.12	1.11	171,555
2014	1.08	1.12	85,430
2013	1.12	1.08	134,369
2012	1.08	1.12	62,995
2011	1.02	1.08	44,493
Band 100
2020	$1.21	$1.29	89,990
2019	1.13	1.21	98,200
2018	1.16	1.13	143,476
2017	1.14	1.16	152,274
2016	1.12	1.14	177,164
2015	1.14	1.12	105,825
2014	1.09	1.14	65,721
American Century Diversified Bond Fund Investor Class – 06-721
Band 125
2020	$1.21	$1.29	510
2019	1.13	1.21	121

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Emerging Markets Fund A Class – 06-204
Band 125
2020	$1.49	$1.83	63,712
2019	1.24	1.49	60,272
2018	1.55	1.24	72,168
2017	1.08	1.55	42,780
2016	1.02	1.08	30,596
2015	1.13	1.02	24,372
2014	1.16	1.13	4,635
2013	1.18	1.16	27,264
2012	0.96	1.18	40,885
2011	1.24	0.96	161,193
American Century Emerging Markets Fund Investor Class – 06-206
Band 125
2020	$1.53	$1.89	2,878,233
2019	1.27	1.53	6,231,642
2018	1.59	1.27	3,536,489
2017	1.11	1.59	392,244
2016	1.04	1.11	56,098
2015	1.15	1.04	30,750
2014	1.18	1.15	24,075
2013	1.19	1.18	19,196
2012	0.97	1.19	15,415
2011	1.25	0.97	236,549
American Century Emerging Markets Fund R6 Class – 06-CPK
Band 125
2020	$1.37	$1.69	920,206
2019	1.13	1.37	896,511
2018	1.41	1.13	579,241
2017	0.98	1.41	105,607
American Century Equity Growth Fund A Class – 06-175
Band 125
2020	$2.95	$3.33	511,519
2019	2.33	2.95	432,642
2018	2.53	2.33	663,088
2017	2.11	2.53	996,061
2016	1.94	2.11	1,425,038
2015	2.06	1.94	2,067,024
2014	1.84	2.06	2,192,641
2013	1.41	1.84	2,242,594
2012	1.23	1.41	1,569,899
2011	1.20	1.23	694,379
Band 100
2020	$3.07	$3.47	134,599
2019	2.42	3.07	127,386
2018	2.61	2.42	134,561
2017	2.17	2.61	121,345
2016	2.00	2.17	132,770
2015	2.11	2.00	168,791
2014	1.89	2.11	189,940
2013	1.44	1.89	374

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.32	$3.77	34,545
2019	2.60	3.32	35,747
2018	2.80	2.60	39,935
2017	2.31	2.80	3,095
2016	2.12	2.31	4,229
2015	2.23	2.12	5,887
2014	1.98	2.23	7,622
Band 0
2020	$3.59	$4.10	–
2019	2.80	3.59	–
2018	3.00	2.80	–
2017	2.47	3.00	–
2016	2.25	2.47	–
2015	2.35	2.25	214,210
2014	2.08	2.35	226,301
2013	1.57	2.08	69,360
American Century Equity Growth Fund Investor Class – 06-048
Band 125
2020	$1.53	$1.73	40,948
2019	1.21	1.53	–
2018	1.30	1.21	–
2017	1.08	1.30	–
2016	1.00	1.08	79
2015	1.05	1.00	64
American Century Equity Income Fund A Class – 06-285
Band 125
2020	$3.48	$3.47	1,193,104
2019	2.85	3.48	1,376,765
2018	3.02	2.85	1,822,132
2017	2.71	3.02	2,131,350
2016	2.30	2.71	2,826,964
2015	2.32	2.30	2,649,193
2014	2.10	2.32	3,708,484
2013	1.78	2.10	5,815,815
2012	1.62	1.78	6,060,214
2011	1.59	1.62	5,642,379
Band 100
2020	$3.63	$3.62	361,251
2019	2.96	3.63	381,743
2018	3.14	2.96	423,016
2017	2.80	3.14	653,039
2016	2.37	2.80	773,212
2015	2.39	2.37	709,966
2014	2.15	2.39	834,406
2013	1.82	2.15	26,409
2012	1.66	1.82	37,474
2011	1.62	1.66	35,841

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.94	$3.95	69,487
2019	3.20	3.94	80,202
2018	3.37	3.20	85,217
2017	2.99	3.37	79,008
2016	2.52	2.99	83,579
2015	2.53	2.52	89,499
2014	2.27	2.53	99,287
2013	1.91	2.27	103,482
2012	1.73	1.91	113,125
2011	1.68	1.73	122,045
Band 0
2020	$4.29	$4.33	24,546
2019	3.47	4.29	35,357
2018	3.63	3.47	32,400
2017	3.22	3.63	29,099
2016	2.70	3.22	28,865
2015	2.69	2.70	373,116
2014	2.40	2.69	378,353
2013	2.01	2.40	395,202
2012	1.81	2.01	511,858
2011	1.75	1.81	439,651
American Century Equity Income Fund Investor Class – 06-475
Band 125
2020	$3.78	$3.77	1,227,447
2019	3.08	3.78	1,510,091
2018	3.27	3.08	2,000,807
2017	2.92	3.27	2,865,994
2016	2.47	2.92	2,893,998
2015	2.49	2.47	3,644,380
2014	2.24	2.49	4,793,150
2013	1.90	2.24	5,165,356
2012	1.73	1.90	4,836,885
2011	1.69	1.73	4,822,696
Band 0
2020	$4.78	$4.83	–
2019	3.85	4.78	–
2018	4.03	3.85	–
2017	3.55	4.03	–
2016	2.97	3.55	–
2015	2.96	2.97	1,564,716
2014	2.63	2.96	1,618,644
2013	2.20	2.63	1,806,724
2012	1.97	2.20	1,872,980
2011	1.91	1.97	1,873,837
American Century Equity Income Fund R6 Class – 06-CPM
Band 125
2020	$1.32	$1.32	1,264,994
2019	1.07	1.32	757,220
2018	1.13	1.07	23,423
2017	1.00	1.13	23,205

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ginnie Mae A Class – 06-435
Band 125
2020	$1.39	$1.42	387,298
2019	1.33	1.39	482,706
2018	1.34	1.33	990,958
2017	1.35	1.34	865,848
2016	1.35	1.35	1,244,843
2015	1.36	1.35	1,848,001
2014	1.32	1.36	6,369,142
2013	1.37	1.32	6,452,517
2012	1.36	1.37	1,807,359
2011	1.29	1.36	4,677,679
Band 100
2020	$1.45	$1.48	19,802
2019	1.38	1.45	56,612
2018	1.39	1.38	64,657
2017	1.39	1.39	89,857
2016	1.40	1.39	128,621
2015	1.40	1.40	167,782
2014	1.35	1.40	97,771
Band 0
2020	$1.70	$1.76	–
2019	1.61	1.70	–
2018	1.61	1.61	5,389
2017	1.59	1.61	4,862
2016	1.58	1.59	37,639
2015	1.57	1.58	28,214
2014	1.50	1.57	493,562
2013	1.54	1.50	492,614
2012	1.51	1.54	2,890
2011	1.41	1.51	340,804
American Century Growth Fund A Class – 06-445
Band 125
2020	$3.78	$5.04	180,359
2019	2.83	3.78	369,362
2018	2.93	2.83	554,200
2017	2.28	2.93	567,926
2016	2.23	2.28	834,869
2015	2.16	2.23	1,119,744
2014	1.97	2.16	1,606,349
2013	1.55	1.97	2,473,954
2012	1.38	1.55	2,715,913
2011	1.41	1.38	1,701,488
Band 100
2020	$3.94	$5.26	140,493
2019	2.94	3.94	157,053
2018	3.03	2.94	174,465
2017	2.36	3.03	338,247
2016	2.29	2.36	380,422
2015	2.22	2.29	348,106
2014	2.02	2.22	312,614
2013	1.58	2.02	15,065
2012	1.41	1.58	14,382

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$4.64	$6.25	–
2019	3.43	4.64	–
2018	3.50	3.43	–
2017	2.69	3.50	–
2016	2.59	2.69	–
2015	2.49	2.59	33,673
2014	2.24	2.49	36,575
2013	1.74	2.24	101,761
2012	1.53	1.74	192,746
2011	1.55	1.53	192,413
American Century Growth Fund R6 Class – 06-CPN
Band 125
2020	$1.67	$2.24	77,761
2019	1.25	1.67	70,885
2018	1.28	1.25	92,738
American Century Heritage Fund A Class – 06-290
Band 125
2020	$5.34	$7.50	481,198
2019	4.00	5.34	566,973
2018	4.29	4.00	744,858
2017	3.57	4.29	1,188,936
2016	3.51	3.57	1,954,662
2015	3.50	3.51	2,815,986
2014	3.28	3.50	3,441,252
2013	2.54	3.28	5,922,700
2012	2.22	2.54	6,686,055
2011	2.42	2.22	6,474,446
Band 100
2020	$5.56	$7.83	82,513
2019	4.16	5.56	94,118
2018	4.44	4.16	117,827
2017	3.69	4.44	132,918
2016	3.62	3.69	161,479
2015	3.60	3.62	203,993
2014	3.37	3.60	180,292
Band 50
2020	$6.03	$8.54	124,643
2019	4.49	6.03	153,807
2018	4.77	4.49	167,659
2017	3.94	4.77	195,362
2016	3.85	3.94	236,840
2015	3.80	3.85	202,318
2014	3.54	3.80	203,273
2013	2.73	3.54	241,148
2012	2.37	2.73	216,842
2011	2.55	2.37	222,417

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$6.60	$9.38	–
2019	4.88	6.60	41,735
2018	5.16	4.88	40,936
2017	4.25	5.16	41,546
2016	4.12	4.25	39,014
2015	4.06	4.12	92,799
2014	3.76	4.06	179,133
2013	2.88	3.76	418,029
2012	2.49	2.88	751,167
2011	2.67	2.49	709,960
American Century Heritage Fund Investor Class – 06-046
Band 125
2020	$1.69	$2.38	1,843,320
2019	1.27	1.69	1,915,476
2018	1.35	1.27	2,518,695
2017	1.12	1.35	2,860,362
2016	1.10	1.12	3,262,989
2015	1.09	1.10	3,195,940
2014	1.02	1.09	2,271,821
2013	1.00 (11/21/13)	1.02	2,473,758
American Century Heritage Fund R6 Class – 06-CPP
Band 125
2020	$1.49	$2.10	969,840
2019	1.11	1.49	808,151
2018	1.18	1.11	1,211,411
2017	0.98	1.18	348,968
American Century Disc Core Value Fund Investor Class – 06-460 (formerly American Century Income & Growth Investor Class)
Band 125
2020	$2.57	$2.84	2,284,605
2019	2.10	2.57	2,824,435
2018	2.28	2.10	2,755,218
2017	1.91	2.28	2,385,746
2016	1.71	1.91	2,907,536
2015	1.83	1.71	803,564
2014	1.65	1.83	121,021
2013	1.23	1.65	134,226
2012	1.09	1.23	123,860
2011	1.07	1.09	117,842
American Century Inflation-Adjusted Bond Fund A Class – 06-185
Band 125
2020	$1.39	$1.51	1,098,705
2019	1.31	1.39	1,596,770
2018	1.37	1.31	1,663,972
2017	1.34	1.37	2,505,306
2016	1.30	1.34	3,526,704
2015	1.35	1.30	3,763,859
2014	1.34	1.35	5,056,586
2013	1.49	1.34	7,829,612
2012	1.42	1.49	11,157,414
2011	1.28	1.42	9,944,906

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.45	$1.58	33,211
2019	1.36	1.45	71,658
2018	1.41	1.36	99,825
2017	1.39	1.41	118,964
2016	1.34	1.39	191,698
2015	1.39	1.34	269,461
2014	1.37	1.39	230,175
2013	1.53	1.37	37,741
2012	1.45	1.53	89,343
2011	1.30	1.45	76,567
Band 0
2020	$1.69	$1.86	–
2019	1.58	1.69	–
2018	1.62	1.58	–
2017	1.57	1.62	–
2016	1.51	1.57	–
2015	1.54	1.51	415,753
2014	1.51	1.54	451,270
2013	1.66	1.51	938,452
2012	1.56	1.66	1,628,420
2011	1.39	1.56	394,677
American Century Inflation-Adjusted Bond Fund R6 Class – 06-3KW
Band 125
2020	$1.07	$1.17	32,918
2019	1.00	1.07	30,719
American Century International Bond A Class – 06-421
Band 125
2020	$0.92	$1.00	2,220
2019	0.89	0.92	1,637
2018	0.94	0.89	1,428
2017	0.87	0.94	1,089
2016	0.88	0.87	847
2015	0.96	0.88	814
2014	1.00	0.96	669
2013	1.07	1.00	668
2012	1.04	1.07	430
2011	1.00	1.04	–
American Century International Bond Investor Class – 06-422
Band 125
2020	$0.95	$1.03	206
2019	0.91	0.95	208
2018	0.96	0.91	664
2017	0.88	0.96	561
2016	0.89	0.88	458
2015	0.97	0.89	354
2014	1.01	0.97	197
2013	1.08	1.01	137,227
2012	1.05	1.08	93,558
2011	1.01	1.05	69

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century International Growth A Class – 06-325
Band 125
2020	$2.79	$3.46	30,047
2019	2.21	2.79	39,502
2018	2.66	2.21	84,470
2017	2.06	2.66	316,269
2016	2.22	2.06	319,908
2015	2.24	2.22	254,488
2014	2.40	2.24	160,819
2013	1.98	2.40	261,027
2012	1.65	1.98	230,938
2011	1.90	1.65	201,409
Band 100
2020	$2.91	$3.61	39,228
2019	2.29	2.91	39,536
2018	2.75	2.29	44,805
2017	2.13	2.75	70,419
2016	2.29	2.13	73,285
2015	2.30	2.29	69,163
2014	2.46	2.30	84,469
2013	2.03	2.46	135
American Century International Growth Investor Class – 06-420
Band 125
2020	$3.65	$4.52	218,967
2019	2.88	3.65	236,500
2018	3.45	2.88	783,811
2017	2.66	3.45	923,488
2016	2.86	2.66	1,405,319
2015	2.88	2.86	1,069,785
2014	3.08	2.88	1,159,902
2013	2.54	3.08	830,889
2012	2.11	2.54	849,168
2011	2.42	2.11	847,501
American Century International Opportunities Fund A Class – 06-3VH
Band 125
2020	$1.13	$1.47	34,695
2019	1.00 (02/21/19)	1.13	34,718
American Century Large Company Value A Class – 06-355
Band 125
2020	$3.04	$3.07	170,810
2019	2.41	3.04	264,399
2018	2.66	2.41	314,657
2017	2.43	2.66	418,335
2016	2.14	2.43	479,213
2015	2.26	2.14	533,873
2014	2.03	2.26	450,871
2013	1.57	2.03	545,460
2012	1.37	1.57	513,770
2011	1.37	1.37	785,241

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$3.16	$3.20	16,685
2019	2.51	3.16	18,888
2018	2.76	2.51	20,081
2017	2.52	2.76	22,056
2016	2.21	2.52	43,909
2015	2.32	2.21	73,751
2014	2.08	2.32	68,605
Band 0
2020	$3.77	$3.86	–
2019	2.96	3.77	–
2018	3.23	2.96	–
2017	2.91	3.23	176,505
2016	2.53	2.91	171,170
2015	2.64	2.53	167,001
2014	2.34	2.64	161,733
2013	1.79	2.34	154,658
2012	1.54	1.79	67,476
2011	1.52	1.54	423,275
American Century Mid Cap Value Fund A Class – 06-395
Band 125
2020	$3.59	$3.59	776,949
2019	2.82	3.59	1,021,160
2018	3.30	2.82	1,633,026
2017	3.00	3.30	2,370,613
2016	2.48	3.00	2,518,588
2015	2.56	2.48	2,284,729
2014	2.23	2.56	2,611,195
2013	1.74	2.23	2,446,738
2012	1.52	1.74	1,179,331
2011	1.55	1.52	688,606
Band 25
2020	$4.00	$4.05	–
2019	3.12	4.00	2,964
Band 0
2020	$4.12	$4.18	38,151
2019	3.20	4.12	36,184
2018	3.69	3.20	47,720
2017	3.32	3.69	27,882
2016	2.71	3.32	243,698
2015	2.76	2.71	207,737
2014	2.38	2.76	92,488
2013	1.83	2.38	77,581
2012	1.58	1.83	40,933
2011	1.59	1.58	36,024

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Mid Cap Value Fund Investor Class – 06-396
Band 125
2020	$3.69	$3.70	8,822,200
2019	2.90	3.69	10,549,223
2018	3.37	2.90	11,604,697
2017	3.06	3.37	14,285,758
2016	2.52	3.06	15,403,986
2015	2.60	2.52	11,115,170
2014	2.26	2.60	4,488,267
2013	1.76	2.26	3,152,479
2012	1.53	1.76	1,828,315
2011	1.56	1.53	1,064,186
Band 0
2020	$4.23	$4.30	–
2019	3.29	4.23	602,333
2018	3.78	3.29	651,040
2017	3.39	3.78	681,373
2016	2.76	3.39	1,583,243
2015	2.80	2.76	920,007
2014	2.41	2.80	828,620
2013	1.85	2.41	1,190,018
2012	1.59	1.85	1,212,406
American Century Mid Cap Value Fund R6 Class – 06-CRJ
Band 125
2020	$1.20	$1.21	10,592,941
2019	0.94	1.20	9,420,048
2018	1.09	0.94	5,732,593
2017	0.98	1.09	1,212,364
American Century One Choice 2025 Portfolio A Class – 06-403
Band 125
2020	$2.11	$2.32	5,881,983
2019	1.83	2.11	8,285,124
2018	1.95	1.83	10,463,638
2017	1.77	1.95	15,773,240
2016	1.69	1.77	19,323,437
2015	1.74	1.69	20,251,718
2014	1.65	1.74	19,473,345
2013	1.47	1.65	18,437,776
2012	1.33	1.47	12,981,683
2011	1.33	1.33	7,831,506
Band 100
2020	$2.17	$2.39	1,323,599
2019	1.87	2.17	1,497,104
2018	2.00	1.87	1,673,497
2017	1.80	2.00	2,257,305
2016	1.72	1.80	2,435,967
2015	1.76	1.72	2,179,040
2014	1.67	1.76	1,552,305

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.42	$2.68	–
2019	2.07	2.42	–
2018	2.18	2.07	771,961
2017	1.95	2.18	725,222
2016	1.83	1.95	706,966
2015	1.87	1.83	663,026
2014	1.75	1.87	912,981
2013	1.54	1.75	844,708
2012	1.38	1.54	811,873
2011	1.36	1.38	475,952
American Century One Choice 2025 Portfolio Investor Class – 06-413
Band 125
2020	$2.17	$2.39	13,002,402
2019	1.87	2.17	14,728,817
2018	2.00	1.87	17,781,451
2017	1.80	2.00	24,082,952
2016	1.72	1.80	20,970,258
2015	1.76	1.72	18,043,815
2014	1.67	1.76	14,593,911
2013	1.48	1.67	13,096,427
2012	1.34	1.48	7,868,145
2011	1.33	1.34	5,098,654
Band 0
2020	$2.48	$2.76	–
2019	2.11	2.48	31,615
2018	2.22	2.11	15,580
2017	1.98	2.22	8,272
2016	1.87	1.98	821,435
2015	1.89	1.87	2,456,756
2014	1.77	1.89	1,917,941
2013	1.55	1.77	1,632,244
2012	1.39	1.55	1,298,170
2011	1.36	1.39	891,632
American Century One Choice 2025 Portfolio R6 Class – 06-CPT
Band 125
2020	$1.21	$1.34	9,820,026
2019	1.04	1.21	7,246,239
2018	1.11	1.04	3,660,000
2017	0.99	1.11	988,533
American Century One Choice 2030 Portfolio A Class – 06-404
Band 125
2020	$2.24	$2.48	5,596,496
2019	1.91	2.24	8,432,090
2018	2.06	1.91	9,225,570
2017	1.84	2.06	14,526,353
2016	1.76	1.84	16,134,619
2015	1.81	1.76	17,019,365
2014	1.71	1.81	17,417,685
2013	1.50	1.71	15,464,599
2012	1.35	1.50	9,921,337
2011	1.35	1.35	6,029,404

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.30	$2.56	1,081,604
2019	1.96	2.30	1,214,524
2018	2.10	1.96	1,285,079
2017	1.87	2.10	1,458,210
2016	1.78	1.87	1,835,751
2015	1.83	1.78	1,629,273
2014	1.73	1.83	1,468,834
2013	1.51	1.73	179
Band 0
2020	$2.56	$2.87	–
2019	2.16	2.56	–
2018	2.29	2.16	144,069
2017	2.02	2.29	140,048
2016	1.91	2.02	148,278
2015	1.94	1.91	157,554
2014	1.81	1.94	1,038,047
2013	1.57	1.81	1,012,164
2012	1.39	1.57	1,022,666
2011	1.38	1.39	109,663
American Century One Choice 2030 Portfolio Investor Class – 06-414
Band 125
2020	$2.30	$2.55	13,539,333
2019	1.96	2.30	15,492,355
2018	2.10	1.96	16,316,314
2017	1.88	2.10	21,725,599
2016	1.79	1.88	23,068,804
2015	1.83	1.79	19,265,765
2014	1.73	1.83	13,458,488
2013	1.51	1.73	13,610,639
2012	1.36	1.51	6,850,132
2011	1.36	1.36	4,394,880
Band 0
2020	$2.62	$2.96	–
2019	2.21	2.62	127,580
2018	2.34	2.21	116,079
2017	2.06	2.34	107,987
2016	1.94	2.06	2,225,512
2015	1.97	1.94	3,464,348
2014	1.83	1.97	3,134,088
2013	1.58	1.83	2,882,260
2012	1.40	1.58	856,511
2011	1.39	1.40	642,417
American Century One Choice 2030 Portfolio R6 Class – 06-CPV
Band 125
2020	$1.23	$1.37	11,121,872
2019	1.05	1.23	6,096,809
2018	1.12	1.05	4,889,451
2017	0.99	1.12	1,771,194

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2035 Portfolio A Class – 06-406
Band 125
2020	$2.38	$2.67	4,462,750
2019	2.01	2.38	6,235,810
2018	2.18	2.01	6,879,008
2017	1.93	2.18	10,667,542
2016	1.83	1.93	12,037,568
2015	1.89	1.83	13,617,188
2014	1.78	1.89	14,514,076
2013	1.53	1.78	13,574,732
2012	1.37	1.53	8,184,459
2011	1.38	1.37	5,888,624
Band 100
2020	$2.44	$2.75	721,728
2019	2.06	2.44	852,094
2018	2.22	2.06	867,469
2017	1.96	2.22	865,079
2016	1.87	1.96	1,044,835
2015	1.91	1.87	1,050,414
2014	1.80	1.91	734,974
2013	1.55	1.80	2,017
Band 50
2020	$2.58	$2.91	2,561
2019	2.16	2.58	2,577
2018	2.32	2.16	2,593
2017	2.04	2.32	2,610
2016	1.93	2.04	2,628
2015	1.97	1.93	2,572
2014	1.84	1.97	2,592
2013	1.57	1.84	3,673
2012	1.40	1.57	3,521
2011	1.40	1.40	3,238
Band 0
2020	$2.72	$3.09	–
2019	2.27	2.72	–
2018	2.43	2.27	169,573
2017	2.12	2.43	160,766
2016	1.99	2.12	160,813
2015	2.03	1.99	164,024
2014	1.89	2.03	358,981
2013	1.60	1.89	360,093
2012	1.42	1.60	369,760
2011	1.41	1.42	176,108

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2035 Portfolio Investor Class – 06-416
Band 125
2020	$2.45	$2.75	14,361,859
2019	2.06	2.45	15,105,065
2018	2.23	2.06	14,234,893
2017	1.96	2.23	17,661,986
2016	1.87	1.96	16,423,828
2015	1.91	1.87	13,985,737
2014	1.80	1.91	11,304,145
2013	1.55	1.80	10,096,993
2012	1.38	1.55	6,071,280
2011	1.39	1.38	3,738,218
Band 0
2020	$2.80	$3.18	–
2019	2.33	2.80	138,715
2018	2.48	2.33	118,190
2017	2.16	2.48	109,864
2016	2.03	2.16	646,976
2015	2.05	2.03	2,217,946
2014	1.91	2.05	1,886,002
2013	1.62	1.91	1,344,058
2012	1.43	1.62	829,137
2011	1.42	1.43	569,856
American Century One Choice 2035 Portfolio R6 Class – 06-CPW
Band 125
2020	$1.25	$1.41	8,200,306
2019	1.05	1.25	4,593,100
2018	1.13	1.05	2,661,547
2017	0.99	1.13	483,150
American Century One Choice 2040 Portfolio A Class – 06-407
Band 125
2020	$2.53	$2.87	4,489,300
2019	2.12	2.53	6,194,183
2018	2.30	2.12	7,200,530
2017	2.01	2.30	11,811,983
2016	1.91	2.01	13,656,468
2015	1.97	1.91	13,600,263
2014	1.85	1.97	13,753,750
2013	1.57	1.85	11,560,264
2012	1.39	1.57	7,233,304
2011	1.41	1.39	4,146,440
Band 100
2020	$2.60	$2.95	786,557
2019	2.17	2.60	815,365
2018	2.35	2.17	877,397
2017	2.05	2.35	1,043,594
2016	1.94	2.05	1,192,045
2015	1.99	1.94	1,012,543
2014	1.87	1.99	879,925
2013	1.58	1.87	3,847
2012	1.40	1.58	1,120

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.89	$3.32	–
2019	2.39	2.89	–
2018	2.56	2.39	197,295
2017	2.21	2.56	205,192
2016	2.08	2.21	199,817
2015	2.11	2.08	213,568
2014	1.96	2.11	1,089,013
2013	1.64	1.96	1,144,563
2012	1.44	1.64	1,183,708
2011	1.44	1.44	153,824
American Century One Choice 2040 Portfolio Investor Class – 06-417
Band 125
2020	$2.60	$2.95	10,847,422
2019	2.17	2.60	11,766,997
2018	2.35	2.17	12,635,248
2017	2.05	2.35	17,796,559
2016	1.94	2.05	18,264,054
2015	1.99	1.94	15,378,975
2014	1.87	1.99	11,448,404
2013	1.58	1.87	10,982,872
2012	1.40	1.58	5,914,245
2011	1.42	1.40	3,619,020
Band 0
2020	$2.97	$3.41	–
2019	2.45	2.97	5,329
2018	2.62	2.45	763
2017	2.25	2.62	11,092
2016	2.11	2.25	1,797,709
2015	2.14	2.11	2,862,837
2014	1.98	2.14	2,742,179
2013	1.65	1.98	2,448,121
2012	1.44	1.65	687,340
2011	1.45	1.44	488,754
American Century One Choice 2040 Portfolio R6 Class – 06-CPX
Band 125
2020	$1.27	$1.45	9,962,021
2019	1.06	1.27	5,749,144
2018	1.14	1.06	4,123,659
2017	0.99	1.14	1,213,384
American Century One Choice 2045 Portfolio A Class – 06-408
Band 125
2020	$2.64	$3.02	3,944,271
2019	2.18	2.64	5,275,635
2018	2.39	2.18	5,900,913
2017	2.06	2.39	7,524,420
2016	1.95	2.06	7,731,132
2015	2.01	1.95	8,066,676
2014	1.88	2.01	8,225,913
2013	1.58	1.88	7,114,366
2012	1.39	1.58	4,030,486
2011	1.42	1.39	2,486,219

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.71	$3.11	349,761
2019	2.24	2.71	464,282
2018	2.44	2.24	528,737
2017	2.10	2.44	637,761
2016	1.98	2.10	764,782
2015	2.04	1.98	635,697
2014	1.90	2.04	509,425
2013	1.59	1.90	14,620
2012	1.40	1.59	2,715
Band 0
2020	$3.02	$3.50	–
2019	2.46	3.02	–
2018	2.66	2.46	218,811
2017	2.27	2.66	189,699
2016	2.12	2.27	203,447
2015	2.16	2.12	206,726
2014	1.99	2.16	372,373
2013	1.65	1.99	382,692
2012	1.44	1.65	364,211
2011	1.45	1.44	136,843
American Century One Choice 2045 Portfolio Investor Class – 06-418
Band 125
2020	$2.71	$3.12	8,366,599
2019	2.24	2.71	9,189,761
2018	2.44	2.24	9,136,537
2017	2.10	2.44	11,137,966
2016	1.99	2.10	10,782,713
2015	2.04	1.99	8,549,706
2014	1.91	2.04	6,617,545
2013	1.59	1.91	5,262,153
2012	1.40	1.59	2,978,285
2011	1.43	1.40	1,743,664
Band 0
2020	$3.10	$3.61	–
2019	2.53	3.10	49,999
2018	2.72	2.53	40,497
2017	2.32	2.72	32,691
2016	2.16	2.32	524,997
2015	2.19	2.16	1,097,743
2014	2.02	2.19	866,380
2013	1.67	2.02	757,750
2012	1.45	1.67	489,432
2011	1.46	1.45	339,694
American Century One Choice 2045 Portfolio R6 Class – 06-CPY
Band 125
2020	$1.29	$1.49	6,924,460
2019	1.06	1.29	3,898,564
2018	1.15	1.06	2,803,646
2017	0.99	1.15	711,280

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2050 Portfolio A Class – 06-409
Band 125
2020	$2.71	$3.14	3,192,973
2019	2.22	2.71	4,031,541
2018	2.44	2.22	4,437,142
2017	2.09	2.44	5,488,441
2016	1.98	2.09	5,740,699
2015	2.04	1.98	6,493,617
2014	1.91	2.04	6,182,368
2013	1.59	1.91	4,288,733
2012	1.40	1.59	2,728,105
2011	1.43	1.40	1,607,667
Band 100
2020	$2.79	$3.23	162,673
2019	2.27	2.79	229,761
2018	2.49	2.27	252,947
2017	2.13	2.49	274,756
2016	2.01	2.13	308,234
2015	2.07	2.01	240,687
2014	1.93	2.07	186,001
Band 0
2020	$3.10	$3.63	–
2019	2.51	3.10	–
2018	2.72	2.51	74,697
2017	2.30	2.72	118,413
2016	2.15	2.30	131,415
2015	2.19	2.15	150,046
2014	2.02	2.19	401,566
2013	1.67	2.02	424,966
2012	1.45	1.67	395,452
2011	1.46	1.45	124,534
American Century One Choice 2050 Portfolio Investor Class – 06-419
Band 125
2020	$2.79	$3.23	6,301,985
2019	2.27	2.79	6,694,638
2018	2.49	2.27	6,908,027
2017	2.13	2.49	8,674,346
2016	2.01	2.13	8,432,911
2015	2.07	2.01	6,574,783
2014	1.93	2.07	4,755,822
2013	1.60	1.93	3,692,614
2012	1.41	1.60	2,161,388
2011	1.44	1.41	1,190,201

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.18	$3.74	–
2019	2.57	3.18	37,387
2018	2.78	2.57	27,759
2017	2.34	2.78	12,848
2016	2.18	2.34	1,770,471
2015	2.22	2.18	2,311,181
2014	2.04	2.22	2,076,371
2013	1.68	2.04	1,900,887
2012	1.46	1.68	315,629
2011	1.47	1.46	227,082
American Century One Choice 2050 Portfolio R6 Class – 06-CRC
Band 125
2020	$1.31	$1.52	4,672,173
2019	1.07	1.31	2,595,223
2018	1.16	1.07	2,337,327
2017	0.99	1.16	456,176
American Century One Choice 2055 Portfolio A Class – 06-437
Band 125
2020	$1.83	$2.12	2,741,788
2019	1.49	1.83	3,653,150
2018	1.64	1.49	3,776,841
2017	1.40	1.64	4,541,564
2016	1.32	1.40	4,051,132
2015	1.36	1.32	3,669,239
2014	1.27	1.36	2,407,473
2013	1.06	1.27	1,223,350
2012	0.93	1.06	473,815
2011	1.00 (04/01/11)	0.93	94,061
Band 100
2020	$1.87	$2.17	16,506
2019	1.52	1.87	16,545
2018	1.67	1.52	16,586
2017	1.42	1.67	16,630
2016	1.34	1.42	16,780
2015	1.38	1.34	18,255
2014	1.28	1.38	22,365
Band 0
2020	$2.04	$2.40	–
2019	1.64	2.04	–
2018	1.79	1.64	15,943
2017	1.50	1.79	4,324
2016	1.40	1.50	3,508
2015	1.43	1.40	1,255
2014	1.32	1.43	61,616
2013	1.08	1.32	30,152
2012	0.94	1.08	9,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2055 Portfolio Investor Class – 06-436
Band 125
2020	$1.87	$2.17	6,324,206
2019	1.52	1.87	6,616,347
2018	1.67	1.52	5,377,822
2017	1.42	1.67	5,318,755
2016	1.34	1.42	4,728,681
2015	1.38	1.34	2,637,236
2014	1.28	1.38	1,302,001
2013	1.06	1.28	661,085
2012	0.93	1.06	183,967
2011	1.00 (04/01/11)	0.93	16,185
Band 0
2020	$2.08	$2.46	–
2019	1.67	2.08	35,816
2018	1.82	1.67	25,003
2017	1.53	1.82	18,886
2016	1.42	1.53	644,898
2015	1.44	1.42	796,764
2014	1.33	1.44	285,373
2013	1.09	1.33	50,166
2012	0.94	1.09	8,264
2011	1.00 (04/01/11)	0.94	1,528
American Century One Choice 2055 Portfolio R6 Class – 06-CRF
Band 125
2020	$1.32	$1.54	3,337,760
2019	1.07	1.32	1,429,972
2018	1.17	1.07	1,171,549
2017	0.99	1.17	193,773
American Century One Choice 2060 Portfolio A Class – 06-CKR
Band 125
2020	$1.39	$1.62	1,476,501
2019	1.13	1.39	1,183,972
2018	1.25	1.13	765,214
2017	1.06	1.25	515,633
2016	1.00 (05/12/16)	1.06	396,717
Band 0
2020	$1.46	$1.72	–
2019	1.17	1.46	–
2018	1.28	1.17	–
2017	1.07	1.28	8
American Century One Choice 2060 Portfolio Investor Class – 06-CKT
Band 125
2020	$1.41	$1.64	2,595,548
2019	1.14	1.41	1,862,436
2018	1.26	1.14	1,320,234
2017	1.07	1.26	532,520
2016	1.00 (05/12/16)	1.07	103,021

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.47	$1.74	–
2019	1.18	1.47	17,311
2018	1.28	1.18	5,785
2017	1.07	1.28	788
2016	1.00 (05/12/16)	1.07	191,155
American Century One Choice 2060 Portfolio R6 Class – 06-CRG
Band 125
2020	$1.32	$1.55	837,159
2019	1.07	1.32	346,626
2018	1.17	1.07	88,141
2017	0.99	1.17	4,693
American Century One Choice In Retirement Portfolio A Class – 06-426
Band 125
2020	$1.87	$2.04	7,681,277
2019	1.64	1.87	3,472,103
2018	1.74	1.64	4,883,867
2017	1.60	1.74	8,071,545
2016	1.53	1.60	11,208,717
2015	1.58	1.53	17,101,479
2014	1.51	1.58	2,738,548
2013	1.38	1.51	2,969,030
2012	1.27	1.38	1,789,186
2011	1.25	1.27	861,482
Band 100
2020	$1.92	$2.10	2,018,863
2019	1.68	1.92	1,021,805
2018	1.78	1.68	1,179,271
2017	1.63	1.78	1,782,158
2016	1.56	1.63	2,092,032
2015	1.61	1.56	2,468,230
2014	1.53	1.61	379,462
2013	1.39	1.53	4,492
Band 50
2020	$2.03	$2.23	73,305
2019	1.76	2.03	89,840
Band 0
2020	$2.14	$2.36	125,055
2019	1.85	2.14	126,278
2018	1.94	1.85	126,710
2017	1.76	1.94	132,174
2016	1.67	1.76	126,787
2015	1.70	1.67	118,250
2014	1.60	1.70	342,413
2013	1.45	1.60	337,595
2012	1.32	1.45	362,961

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice In Retirement Portfolio Investor Class – 06-427
Band 125
2020	$1.92	$2.10	16,896,574
2019	1.68	1.92	2,868,804
2018	1.77	1.68	3,967,490
2017	1.63	1.77	6,686,135
2016	1.56	1.63	9,191,500
2015	1.60	1.56	10,159,021
2014	1.53	1.60	1,863,172
2013	1.39	1.53	3,090,764
2012	1.28	1.39	1,791,943
2011	1.25	1.28	1,726,001
Band 0
2020	$2.19	$2.43	39,250
2019	1.89	2.19	17,755
2018	1.98	1.89	15,592
2017	1.79	1.98	12,241
2016	1.69	1.79	548,989
2015	1.72	1.69	1,968,488
2014	1.62	1.72	652,180
2013	1.46	1.62	655,259
2012	1.32	1.46	23,704
2011	1.28	1.32	14,095
American Century One Choice In Retirement Portfolio R6 Class – 06-CRH
Band 125
2020	$1.18	$1.30	10,671,024
2019	1.03	1.18	1,560,504
2018	1.09	1.03	1,540,244
2017	1.00	1.09	429,847
American Century Real Estate Fund A Class – 06-380
Band 125
2020	$3.94	$3.56	99,321
2019	3.06	3.94	124,461
2018	3.27	3.06	210,263
2017	3.16	3.27	386,721
2016	3.03	3.16	619,211
2015	2.99	3.03	652,189
2014	2.34	2.99	751,004
2013	2.35	2.34	1,383,929
2012	2.03	2.35	1,259,227
2011	1.84	2.03	748,646
Band 100
2020	$4.11	$3.72	6,972
2019	3.18	4.11	10,342
2018	3.39	3.18	9,043
2017	3.26	3.39	8,784
2016	3.13	3.26	12,882
2015	3.08	3.13	1,109
2014	2.41	3.08	5,536
2013	2.41	2.41	747
2012	2.07	2.41	362

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$4.88	$4.46	–
2019	3.74	4.88	–
2018	3.95	3.74	7,430
2017	3.76	3.95	5,805
2016	3.57	3.76	3,527
2015	3.48	3.57	3,057
2014	2.69	3.48	1,096
2013	2.67	2.69	291,549
2012	2.27	2.67	285,194
2011	2.04	2.27	128,262
American Century Real Estate Fund Investor Class – 06-269
Band 125
2020	$1.66	$1.50	364,685
2019	1.29	1.66	455,536
2018	1.37	1.29	917,547
2017	1.32	1.37	1,448,261
2016	1.27	1.32	1,834,694
2015	1.25	1.27	2,508,859
2014	0.97	1.25	2,259,305
2013	0.97	0.97	7,456,347
2012	0.84	0.97	7,452,986
2011	0.76	0.84	993,413
American Century Real Estate Fund R6 Class – 06-CRK
Band 125
2020	$1.28	$1.16	281,703
2019	0.99	1.28	327,135
2018	1.05	0.99	287,927
2017	1.01	1.05	508,731
American Century Select A Class – 06-240
Band 125
2020	$3.14	$4.15	14,384
2019	2.34	3.14	22,253
2018	2.46	2.34	22,525
2017	1.94	2.46	42,954
2016	1.87	1.94	60,916
2015	1.76	1.87	103,626
2014	1.62	1.76	152,107
2013	1.26	1.62	203,656
2012	1.11	1.26	257,214
2011	1.12	1.11	84,500
Band 100
2020	$3.27	$4.32	49,192
2019	2.43	3.27	49,213
2018	2.55	2.43	64,688
2017	2.00	2.55	64,901
2016	1.92	2.00	83,426
2015	1.81	1.92	70,118
2014	1.66	1.81	38,391

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Select Investor Class – 06-440
Band 125
2020	$6.31	$8.35	17,943
2019	4.69	6.31	34,931
2018	4.93	4.69	33,374
2017	3.87	4.93	24,962
2016	3.72	3.87	22,420
2015	3.49	3.72	26,399
2014	3.20	3.49	25,564
2013	2.49	3.20	27,636
2012	2.20	2.49	24,322
2011	2.19	2.20	14,460
American Century Small Cap Growth A Class – 06-200
Band 125
2020	$3.65	$5.42	223,361
2019	2.71	3.65	259,770
2018	2.89	2.71	368,152
2017	2.33	2.89	393,870
2016	2.14	2.33	374,806
2015	2.26	2.14	364,372
2014	2.18	2.26	425,444
2013	1.57	2.18	584,467
2012	1.39	1.57	538,411
2011	1.49	1.39	568,575
Band 100
2020	$3.79	$5.65	22,863
2019	2.81	3.79	44,865
2018	2.99	2.81	59,189
2017	2.41	2.99	72,659
2016	2.20	2.41	76,153
2015	2.32	2.20	92,447
2014	2.23	2.32	53,859
2013	1.60	2.23	42
2012	1.42	1.60	–
2011	1.51	1.42	1,289
American Century Small Cap Value Fund A Class – 06-390
Band 125
2020	$4.62	$4.96	188,716
2019	3.52	4.62	184,166
2018	4.30	3.52	329,893
2017	3.96	4.30	372,235
2016	3.19	3.96	401,764
2015	3.33	3.19	548,981
2014	3.23	3.33	562,365
2013	2.43	3.23	529,649
2012	2.12	2.43	443,215
2011	2.30	2.12	350,672

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$5.22	$5.64	28,247
2019	3.94	5.22	29,200
2018	4.78	3.94	33,167
2017	4.37	4.78	37,148
2016	3.50	4.37	36,433
2015	3.62	3.50	38,761
2014	3.49	3.62	39,214
2013	2.61	3.49	39,867
2012	2.25	2.61	42,864
2011	2.43	2.25	42,889
Band 0
2020	$5.69	$6.19	6,018
2019	4.28	5.69	5,895
2018	5.17	4.28	8,171
2017	4.70	5.17	8,434
2016	3.74	4.70	82,280
2015	3.85	3.74	57,115
2014	3.70	3.85	218,602
2013	2.75	3.70	63,318
2012	2.36	2.75	60,448
2011	2.54	2.36	55,001
American Century Small Cap Value Fund Investor Class – 06-470
Band 125
2020	$5.05	$5.43	810,370
2019	3.83	5.05	1,076,557
2018	4.68	3.83	1,500,238
2017	4.29	4.68	1,888,347
2016	3.45	4.29	2,193,675
2015	3.59	3.45	2,806,645
2014	3.48	3.59	4,216,181
2013	2.61	3.48	4,625,368
2012	2.27	2.61	4,394,657
2011	2.46	2.27	4,503,943
Band 0
2020	$6.38	$6.95	–
2019	4.78	6.38	–
2018	5.77	4.78	–
2017	5.23	5.77	–
2016	4.15	5.23	–
2015	4.26	4.15	224,444
2014	4.08	4.26	239,660
2013	3.03	4.08	229,979
2012	2.59	3.03	218,774
2011	2.78	2.59	210,246

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Small Cap Value Fund R6 Class – 06-CRM
Band 125
2020	$1.19	$1.28	3,190,826
2019	0.90	1.19	2,139,913
2018	1.09	0.90	266,682
Band 75
2020	$1.20	$1.31	64,342
2019	0.91	1.20	103,342
2018	1.10	0.91	110,522
American Century Small Company A Class – 06-385
Band 125
2020	$3.39	$3.89	29,651
2019	2.87	3.39	29,194
2018	3.41	2.87	148,646
2017	3.13	3.41	301,701
2016	2.69	3.13	561,474
2015	2.89	2.69	499,759
2014	2.77	2.89	447,634
2013	1.96	2.77	437,031
2012	1.75	1.96	68,671
2011	1.79	1.75	52,786
American Century Strategic Allocation: Aggressive Fund A Class – 06-400
Band 125
2020	$3.12	$3.64	1,370,517
2019	2.55	3.12	1,908,736
2018	2.81	2.55	2,373,456
2017	2.39	2.81	2,556,658
2016	2.28	2.39	3,284,441
2015	2.35	2.28	5,702,064
2014	2.23	2.35	6,219,294
2013	1.89	2.23	7,139,084
2012	1.66	1.89	5,980,379
2011	1.72	1.66	5,046,090
Band 100
2020	$3.25	$3.80	564,033
2019	2.65	3.25	590,117
2018	2.91	2.65	676,689
2017	2.47	2.91	925,523
2016	2.35	2.47	1,045,850
2015	2.41	2.35	830,979
2014	2.28	2.41	899,506
2013	1.93	2.28	208,662
2012	1.70	1.93	197,276
2011	1.75	1.70	168,620

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.53	$4.14	11,287
2019	2.86	3.53	11,824
2018	3.13	2.86	13,068
2017	2.64	3.13	13,568
2016	2.50	2.64	13,802
2015	2.55	2.50	13,932
2014	2.40	2.55	15,831
2013	2.02	2.40	17,327
2012	1.77	2.02	19,701
2011	1.82	1.77	21,354
Band 0
2020	$3.85	$4.54	83,234
2019	3.10	3.85	83,253
2018	3.38	3.10	117,434
2017	2.84	3.38	113,185
2016	2.67	2.84	102,301
2015	2.72	2.67	1,395,679
2014	2.54	2.72	1,413,689
2013	2.13	2.54	1,459,953
2012	1.86	2.13	1,401,309
2011	1.90	1.86	1,306,148
American Century Strategic Allocation: Aggressive Fund Investor Class – 06-480
Band 125
2020	$2.81	$3.28	3,705,160
2019	2.28	2.81	4,289,523
2018	2.51	2.28	12,547,293
2017	2.13	2.51	16,431,722
2016	2.03	2.13	24,071,227
2015	2.08	2.03	24,400,880
2014	1.97	2.08	24,690,951
2013	1.67	1.97	22,940,316
2012	1.47	1.67	23,882,811
2011	1.51	1.47	21,751,649
Band 0
2020	$3.50	$4.14	–
2019	2.81	3.50	–
2018	3.05	2.81	–
2017	2.56	3.05	–
2016	2.40	2.56	–
2015	2.44	2.40	507,746
2014	2.28	2.44	496,383
2013	1.90	2.28	459,356
2012	1.65	1.90	457,792
2011	1.69	1.65	417,435
American Century Strategic Allocation: Aggressive Fund R6 Class – 06-CRN
Band 125
2020	$1.32	$1.54	677,032
2019	1.07	1.32	1,047,129
2018	1.17	1.07	1,172,750
2017	0.99	1.17	546,683

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Conservative Fund A Class – 06-405
Band 125
2020	$2.08	$2.32	515,870
2019	1.82	2.08	892,641
2018	1.94	1.82	1,057,476
2017	1.78	1.94	1,337,265
2016	1.71	1.78	1,787,241
2015	1.77	1.71	2,449,197
2014	1.69	1.77	2,703,532
2013	1.56	1.69	4,120,079
2012	1.44	1.56	3,389,605
2011	1.42	1.44	2,636,851
Band 100
2020	$2.17	$2.43	649,566
2019	1.89	2.17	703,260
2018	2.01	1.89	747,679
2017	1.84	2.01	867,196
2016	1.77	1.84	980,075
2015	1.82	1.77	998,116
2014	1.73	1.82	896,035
2013	1.60	1.73	4,755
2012	1.47	1.60	70,090
2011	1.44	1.47	59,923
Band 50
2020	$2.35	$2.64	272,574
2019	2.04	2.35	279,274
2018	2.16	2.04	280,265
2017	1.96	2.16	284,220
Band 0
2020	$2.55	$2.89	–
2019	2.21	2.55	–
2018	2.32	2.21	–
2017	2.10	2.32	–
2016	2.00	2.10	–
2015	2.04	2.00	243,699
2014	1.92	2.04	227,851
2013	1.75	1.92	207,386
2012	1.60	1.75	179,804
2011	1.55	1.60	170,685
American Century Strategic Allocation: Conservative Fund Investor Cl – 06-485
Band 125
2020	$2.04	$2.29	955,288
2019	1.78	2.04	1,065,365
2018	1.89	1.78	3,667,935
2017	1.73	1.89	4,753,850
2016	1.67	1.73	8,013,562
2015	1.71	1.67	8,100,584
2014	1.63	1.71	7,101,436
2013	1.50	1.63	6,501,158
2012	1.39	1.50	5,764,235
2011	1.36	1.39	5,027,788

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.55	$2.89	–
2019	2.19	2.55	–
2018	2.30	2.19	–
2017	2.08	2.30	–
2016	1.98	2.08	–
2015	2.00	1.98	465,217
2014	1.89	2.00	524,794
2013	1.72	1.89	507,787
2012	1.57	1.72	541,205
2011	1.51	1.57	630,906
American Century Strategic Allocation: Conservative Fund R6 Class – 06-CRP
Band 125
2020	$1.19	$1.33	752,516
2019	1.03	1.19	913,268
2018	1.09	1.03	1,019,473
2017	1.00	1.09	780,051
American Century Strategic Allocation: Moderate Fund A Class – 06-415
Band 125
2020	$2.67	$3.05	2,201,481
2019	2.24	2.67	3,007,105
2018	2.43	2.24	3,548,802
2017	2.14	2.43	4,164,741
2016	2.05	2.14	6,878,986
2015	2.12	2.05	10,541,842
2014	2.01	2.12	12,094,607
2013	1.77	2.01	14,718,175
2012	1.59	1.77	12,895,546
2011	1.60	1.59	11,702,163
Band 100
2020	$2.78	$3.18	1,921,319
2019	2.33	2.78	2,219,401
2018	2.52	2.33	2,520,277
2017	2.21	2.52	3,403,196
2016	2.11	2.21	3,764,703
2015	2.18	2.11	3,201,482
2014	2.07	2.18	2,726,379
2013	1.81	2.07	349,912
2012	1.62	1.81	302,401
2011	1.63	1.62	299,200
Band 75
2020	$2.89	$3.32	–
2019	2.42	2.89	–
2018	2.61	2.42	–
2017	2.29	2.61	583,149
2016	2.17	2.29	582,574
2015	2.24	2.17	606,633
2014	2.12	2.24	740,219
2013	1.85	2.12	877,377
2012	1.66	1.85	1,028,199
2011	1.66	1.66	1,055,544

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$3.01	$3.47	524
2019	2.51	3.01	543
2018	2.70	2.51	772
2017	2.37	2.70	6,032
2016	2.24	2.37	6,604
2015	2.30	2.24	6,863
2014	2.17	2.30	13,408
2013	1.90	2.17	10,291
2012	1.69	1.90	11,533
2011	1.69	1.69	12,803
Band 0
2020	$3.29	$3.81	–
2019	2.73	3.29	–
2018	2.92	2.73	–
2017	2.54	2.92	–
2016	2.40	2.54	–
2015	2.45	2.40	1,705,129
2014	2.30	2.45	1,785,246
2013	2.00	2.30	1,909,284
2012	1.77	2.00	1,862,496
2011	1.77	1.77	1,795,448
American Century Strategic Allocation: Moderate Fund Investor Class – 06-490
Band 125
2020	$2.51	$2.88	3,990,504
2019	2.10	2.51	4,571,963
2018	2.27	2.10	27,956,014
2017	2.00	2.27	32,674,684
2016	1.90	2.00	45,937,441
2015	1.96	1.90	45,861,117
2014	1.86	1.96	44,917,084
2013	1.63	1.86	40,335,907
2012	1.46	1.63	40,859,329
2011	1.47	1.46	38,073,248
Band 0
2020	$3.12	$3.63	–
2019	2.59	3.12	–
2018	2.76	2.59	–
2017	2.40	2.76	–
2016	2.26	2.40	–
2015	2.30	2.26	2,509,957
2014	2.15	2.30	2,670,805
2013	1.86	2.15	2,929,731
2012	1.65	1.86	3,145,815
2011	1.64	1.65	3,403,402
American Century Strategic Allocation: Moderate Fund R6 Class – 06-CRR
Band 125
2020	$1.26	$1.45	1,544,844
2019	1.05	1.26	1,502,943
2018	1.13	1.05	1,387,073
2017	0.99	1.13	636,070

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ultra Fund A Class – 06-430
Band 125
2020	$4.00	$5.91	228,941
2019	3.02	4.00	184,421
2018	3.04	3.02	222,140
2017	2.34	3.04	210,685
2016	2.28	2.34	197,396
2015	2.18	2.28	254,233
2014	2.01	2.18	261,921
2013	1.49	2.01	422,104
2012	1.33	1.49	411,335
2011	1.33	1.33	415,957
Band 100
2020	$4.17	$6.17	67,682
2019	3.14	4.17	80,023
2018	3.16	3.14	95,663
2017	2.42	3.16	114,344
2016	2.35	2.42	121,607
2015	2.24	2.35	137,765
2014	2.06	2.24	90,134
American Century Ultra Fund Investor Class – 06-450
Band 125
2020	$7.30	$10.79	382,967
2019	5.49	7.30	409,513
2018	5.52	5.49	435,230
2017	4.24	5.52	474,599
2016	4.11	4.24	517,742
2015	3.92	4.11	535,108
2014	3.61	3.92	581,205
2013	2.67	3.61	448,082
2012	2.37	2.67	249,550
2011	2.37	2.37	264,155
American Century Ultra Fund R6 Class – 06-CRT
Band 125
2020	$1.73	$2.57	981,008
2019	1.30	1.73	719,943
2018	1.30	1.30	730,849
American Century Value A Class – 06-698
Band 125
2020	$2.11	$2.09	316
2019	1.69	2.11	15,939
2018	1.89	1.69	17,775
2017	1.77	1.89	32,131
2016	1.49	1.77	29,787
2015	1.58	1.49	15,852
2014	1.42	1.58	28,494
2013	1.10	1.42	25,696

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Value Investor Class – 06-696
Band 125
2020	$2.15	$2.13	5,722
2019	1.71	2.15	13,221
2018	1.91	1.71	7,969
2017	1.79	1.91	1,093,382
2016	1.50	1.79	1,215,800
2015	1.59	1.50	1,065,183
2014	1.43	1.59	1,143,266
2013	1.10	1.43	73
American Century VP Capital Appreciation Fund I Class – 06-410
Band 125
2020	$5.86	$8.24	1,246,087
2019	4.38	5.86	1,377,389
2018	4.67	4.38	1,919,127
2017	3.89	4.67	2,754,260
2016	3.81	3.89	3,111,804
2015	3.79	3.81	3,957,164
2014	3.55	3.79	4,201,495
2013	2.74	3.55	4,639,692
2012	2.39	2.74	5,034,146
2011	2.59	2.39	5,436,459
Band 25
2020	$6.89	$9.79	–
2019	5.10	6.89	–
2018	5.39	5.10	–
2017	4.44	5.39	–
2016	4.31	4.44	–
2015	4.24	4.31	–
2014	3.93	4.24	–
2013	3.01	3.93	–
2012	2.60	3.01	–
2011	2.79	2.60	–
American Funds 2010 Target Date Retirement Fund R3 Class – 06-957
Band 125
2020	$1.16	$1.25	1,411,164
2019	1.04	1.16	1,994,361
2018	1.09	1.04	1,368,460
2017	1.01	1.09	420,700
2016	0.95	1.01	297,598
American Funds 2010 Target Date Retirement Fund R4 Class – 06-958
Band 125
2020	$1.18	$1.27	895,428
2019	1.05	1.18	1,023,592
2018	1.10	1.05	1,194,434
2017	1.01	1.10	745,023
2016	0.96	1.01	199,178

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2010 Target Date Retirement Fund R6 Class – 06-CRV
Band 125
2020	$1.18	$1.27	4,050,369
2019	1.05	1.18	3,243,068
2018	1.09	1.05	2,351,220
2017	1.00	1.09	885,532
American Funds 2015 Target Date Retirement Fund R3 Class – 06-959
Band 125
2020	$1.18	$1.27	665,144
2019	1.05	1.18	1,576,699
2018	1.10	1.05	1,718,964
2017	1.01	1.10	1,661,342
2016	0.95	1.01	277,076
American Funds 2015 Target Date Retirement Fund R4 Class – 06-969
Band 125
2020	$1.20	$1.30	1,238,824
2019	1.06	1.20	1,215,725
2018	1.11	1.06	1,484,999
2017	1.01	1.11	1,056,475
2016	0.96	1.01	17,675
American Funds 2015 Target Date Retirement Fund R6 Class – 06-CRW
Band 125
2020	$1.20	$1.30	3,887,928
2019	1.05	1.20	2,783,073
2018	1.10	1.05	2,588,803
2017	1.00	1.10	429,850
American Funds 2020 Target Date Retirement Fund R3 Class – 06-971
Band 125
2020	$1.20	$1.31	5,552,796
2019	1.06	1.20	6,341,731
2018	1.11	1.06	2,756,134
2017	1.00	1.11	1,782,846
2016	0.95	1.00	273,790
2015	1.00 (05/21/15)	0.95	7,125
Band 0
2020	$1.27	$1.40	1,413,118
2019	1.11	1.27	1,329,903
American Funds 2020 Target Date Retirement Fund R4 Class – 06-972
Band 125
2020	$1.22	$1.33	5,428,078
2019	1.07	1.22	8,045,431
2018	1.12	1.07	10,659,143
2017	1.01	1.12	7,045,006
2016	0.96	1.01	498,156
American Funds 2020 Target Date Retirement Fund R6 Class – 06-CRX
Band 125
2020	$1.22	$1.34	16,907,864
2019	1.07	1.22	14,889,708
2018	1.11	1.07	6,378,187
2017	1.00	1.11	2,441,320

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2025 Target Date Retirement Fund R3 Class – 06-973
Band 125
2020	$1.24	$1.38	5,663,352
2019	1.07	1.24	5,490,031
2018	1.13	1.07	3,387,560
2017	1.00	1.13	1,626,089
2016	0.95	1.00	120,825
2015	1.00 (05/21/15)	0.95	1,648
Band 0
2020	$1.31	$1.48	1,145,912
2019	1.12	1.31	1,555,538
American Funds 2025 Target Date Retirement Fund R4 Class – 06-974
Band 125
2020	$1.26	$1.41	7,088,716
2019	1.08	1.26	9,648,722
2018	1.14	1.08	11,107,205
2017	1.00	1.14	5,615,180
2016	0.95	1.00	266,184
Band 0
2020	$1.33	$1.51	73,877
American Funds 2025 Target Date Retirement Fund R6 Class – 06-CRY
Band 125
2020	$1.26	$1.41	21,841,169
2019	1.08	1.26	15,515,016
2018	1.14	1.08	7,834,763
2017	1.00	1.14	2,791,229
American Funds 2030 Target Date Retirement Fund R3 Class – 06-976
Band 125
2020	$1.28	$1.44	6,403,531
2019	1.09	1.28	6,602,567
2018	1.15	1.09	4,753,377
2017	0.99	1.15	2,006,926
2016	0.94	0.99	68,324
2015	1.00 (05/21/15)	0.94	1,663
Band 0
2020	$1.35	$1.55	409,566
2019	1.14	1.35	295,574
American Funds 2030 Target Date Retirement Fund R4 Class – 06-977
Band 125
2020	$1.30	$1.47	8,360,649
2019	1.10	1.30	9,341,004
2018	1.16	1.10	8,636,097
2017	1.00	1.16	6,142,251
2016	0.94	1.00	758,530
Band 0
2020	$1.37	$1.58	286,426

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2030 Target Date Retirement Fund R6 Class – 06-CTC
Band 125
2020	$1.31	$1.49	23,937,892
2019	1.10	1.31	14,395,846
2018	1.16	1.10	9,275,141
2017	1.00	1.16	3,517,440
American Funds 2035 Target Date Retirement Fund R3 Class – 06-978
Band 125
2020	$1.33	$1.53	5,689,177
2019	1.10	1.33	5,476,612
2018	1.18	1.10	4,166,635
2017	0.99	1.18	908,945
2016	0.94	0.99	85,044
2015	1.00 (05/21/15)	0.94	794
Band 0
2020	$1.41	$1.64	307,583
2019	1.15	1.41	369,689
American Funds 2035 Target Date Retirement Fund R4 Class – 06-979
Band 125
2020	$1.35	$1.56	8,052,069
2019	1.11	1.35	8,421,573
2018	1.19	1.11	8,876,451
2017	1.00	1.19	5,116,181
2016	0.94	1.00	544,874
Band 0
2020	$1.43	$1.67	317,485
American Funds 2035 Target Date Retirement Fund R6 Class – 06-CTF
Band 125
2020	$1.36	$1.57	18,722,986
2019	1.11	1.36	12,720,980
2018	1.19	1.11	8,139,019
2017	0.99	1.19	2,683,719
American Funds 2040 Target Date Retirement Fund R3 Class – 06-981
Band 125
2020	$1.34	$1.57	5,065,798
2019	1.10	1.34	4,560,383
2018	1.19	1.10	3,418,153
2017	0.99	1.19	1,124,660
2016	0.94	0.99	107,933
Band 0
2020	$1.42	$1.68	426,862
2019	1.15	1.42	411,278
American Funds 2040 Target Date Retirement Fund R4 Class – 06-982
Band 125
2020	$1.36	$1.59	6,549,219
2019	1.11	1.36	6,680,416
2018	1.20	1.11	7,143,949
2017	1.00	1.20	4,729,339
2016	0.94	1.00	376,301

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.45	$1.71	6,896
American Funds 2040 Target Date Retirement Fund R6 Class – 06-CTG
Band 125
2020	$1.37	$1.61	19,280,613
2019	1.12	1.37	14,725,899
2018	1.20	1.12	10,260,005
2017	0.99	1.20	4,242,064
American Funds 2045 Target Date Retirement Fund R3 Class – 06-983
Band 125
2020	$1.35	$1.58	3,505,202
2019	1.11	1.35	3,225,389
2018	1.19	1.11	2,192,256
2017	0.99	1.19	893,999
2016	0.94	0.99	71,916
Band 0
2020	$1.43	$1.70	295,812
2019	1.16	1.43	387,286
American Funds 2045 Target Date Retirement Fund R4 Class – 06-984
Band 125
2020	$1.37	$1.61	6,809,457
2019	1.12	1.37	6,768,248
2018	1.20	1.12	6,750,766
2017	1.00	1.20	4,514,331
2016	0.94	1.00	174,473
Band 0
2020	$1.45	$1.73	122,202
American Funds 2045 Target Date Retirement Fund R6 Class – 06-CTH
Band 125
2020	$1.38	$1.62	15,123,504
2019	1.12	1.38	9,908,158
2018	1.20	1.12	5,955,609
2017	0.99	1.20	2,021,902
American Funds 2050 Target Date Retirement Fund R3 Class – 06-996
Band 125
2020	$1.36	$1.59	3,181,097
2019	1.11	1.36	2,821,528
2018	1.20	1.11	1,799,887
2017	0.99	1.20	660,442
2016	0.94	0.99	75,011
Band 0
2020	$1.44	$1.71	234,364
2019	1.16	1.44	213,806

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2050 Target Date Retirement Fund R4 Class – 06-997
Band 125
2020	$1.38	$1.62	6,830,226
2019	1.12	1.38	5,914,032
2018	1.21	1.12	5,474,034
2017	1.00	1.21	2,388,135
2016	0.94	1.00	44,319
Band 0
2020	$1.46	$1.74	102,333
American Funds 2050 Target Date Retirement Fund R6 Class – 06-CTJ
Band 125
2020	$1.39	$1.63	12,105,497
2019	1.12	1.39	8,662,636
2018	1.20	1.12	4,306,302
2017	0.99	1.20	1,433,353
American Funds 2055 Target Date Retirement Fund R3 Class – 06-998
Band 125
2020	$1.36	$1.59	2,739,500
2019	1.11	1.36	2,144,655
2018	1.20	1.11	1,259,435
2017	0.99	1.20	297,385
2016	0.94	0.99	14,275
Band 0
2020	$1.44	$1.71	32,717
2019	1.16	1.44	27,864
American Funds 2055 Target Date Retirement Fund R4 Class – 06-999
Band 125
2020	$1.38	$1.62	3,166,677
2019	1.12	1.38	2,631,420
2018	1.21	1.12	1,855,722
2017	1.00	1.21	732,797
2016	0.94	1.00	34,406
Band 0
2020	$1.46	$1.74	65,749
American Funds 2055 Target Date Retirement Fund R6 Class – 06-CTK
Band 125
2020	$1.39	$1.63	6,617,090
2019	1.12	1.39	4,473,227
2018	1.20	1.12	2,315,747
2017	0.99	1.20	651,993
American Funds 2060 Target Date Retirement Fund R3 Class – 06-CGC
Band 125
2020	$1.36	$1.59	880,517
2019	1.11	1.36	515,843
2018	1.20	1.11	212,406
2017	1.00	1.20	20,379
2016	0.94	1.00	435

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.44	$1.71	23,516
2019	1.16	1.44	9,577
American Funds 2060 Target Date Retirement Fund R4 Class – 06-CGF
Band 125
2020	$1.38	$1.62	1,344,742
2019	1.12	1.38	1,140,028
2018	1.21	1.12	842,983
2017	1.00	1.21	501,269
2016	0.94	1.00	12,344
Band 0
2020	$1.46	$1.74	30,579
American Funds 2060 Target Date Retirement Fund R6 Class – 06-CTM
Band 125
2020	$1.38	$1.63	2,208,525
2019	1.12	1.38	1,041,304
2018	1.20	1.12	314,786
2017	0.99	1.20	28,326
American Funds 2065 Target Date Retirement Fund R3 Class – 06-4PY
Band 125
2020	$1.00 (10/28/20)	$1.12	166
American Funds 2065 Target Date Retirement Fund R4 Class – 06-4R3
Band 125
2020	$1.00 (10/28/20)	$1.12	182
American Funds 2065 Target Date Retirement Fund R6 Class – 06-4R4
Band 125
2020	$1.00 (10/28/20)	$1.12	264,681
American Funds AMCAP Fund R3 Class – 06-182
Band 125
2020	$2.71	$3.24	620,486
2019	2.18	2.71	994,378
2018	2.26	2.18	1,587,760
2017	1.88	2.26	1,459,155
2016	1.75	1.88	1,729,734
2015	1.76	1.75	1,471,902
2014	1.60	1.76	955,092
2013	1.19	1.60	887,860
2012	1.04	1.19	543,469
2011	1.05	1.04	520,109
Band 100
2020	$2.80	$3.36	150,415
2019	2.25	2.80	184,039
2018	2.32	2.25	233,732
2017	1.93	2.32	305,673
2016	1.79	1.93	370,669
2015	1.80	1.79	464,036
2014	1.63	1.80	423,904

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.23	$3.90	–
2019	2.56	3.23	–
2018	2.62	2.56	–
2017	2.15	2.62	–
2016	1.98	2.15	–
2015	1.97	1.98	–
2014	1.77	1.97	799,137
2013	1.30	1.77	642,126
2012	1.12	1.30	618,565
2011	1.12	1.12	576,480
American Funds AMCAP Fund R4 Class – 06-207
Band 125
2020	$2.71	$3.24	1,251,041
2019	2.17	2.71	1,339,879
2018	2.24	2.17	2,942,331
2017	1.86	2.24	7,172,262
2016	1.73	1.86	7,847,268
2015	1.74	1.73	6,815,801
2014	1.57	1.74	5,531,795
2013	1.16	1.57	3,382,121
2012	1.02	1.16	3,455,982
2011	1.03	1.02	3,264,427
Band 0
2020	$3.19	$3.87	–
2019	2.53	3.19	2,841,346
2018	2.58	2.53	3,273,570
2017	2.11	2.58	3,579,051
2016	1.94	2.11	3,879,451
American Funds AMCAP Fund R6 Class – 06-CTN
Band 125
2020	$1.45	$1.75	2,159,159
2019	1.16	1.45	5,823,609
2018	1.20	1.16	6,215,080
2017	0.99	1.20	2,868,421
American Funds American Balanced Fund R3 Class – 06-447
Band 125
2020	$2.25	$2.46	5,678,834
2019	1.92	2.25	5,954,183
2018	2.01	1.92	6,719,526
2017	1.76	2.01	8,457,852
2016	1.65	1.76	7,253,930
2015	1.65	1.65	7,740,291
2014	1.54	1.65	6,636,140
2013	1.28	1.54	5,663,996
2012	1.14	1.28	4,095,869
2011	1.12	1.14	683,659

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.31	$2.53	636,787
2019	1.96	2.31	502,072
2018	2.05	1.96	400,600
2017	1.80	2.05	104,872
2016	1.68	1.80	48,488
Band 75
2020	$2.37	$2.60	–
2019	2.01	2.37	225,099
2018	2.09	2.01	1,117,519
Band 50
2020	$2.43	$2.67	438,508
2019	2.05	2.43	431,151
2018	2.13	2.05	429,105
2017	1.86	2.13	405,331
2016	1.73	1.86	84
Band 0
2020	$2.55	$2.82	19,715
2019	2.15	2.55	8,569
2018	2.22	2.15	78,533
2017	1.93	2.22	95,427
2016	1.78	1.93	84,281
2015	1.76	1.78	128,648
2014	1.62	1.76	115,769
2013	1.33	1.62	123,560
American Funds American Balanced Fund R4 Class – 06-446
Band 125
2020	$2.32	$2.54	15,803,427
2019	1.97	2.32	17,343,056
2018	2.05	1.97	25,360,464
2017	1.80	2.05	29,925,791
2016	1.68	1.80	34,531,928
2015	1.67	1.68	19,320,364
2014	1.56	1.67	15,440,557
2013	1.30	1.56	12,667,953
2012	1.15	1.30	2,619,333
2011	1.12	1.15	579,339
American Funds American Balanced Fund R6 Class – 06-CTP
Band 125
2020	$1.30	$1.43	35,878,888
2019	1.10	1.30	28,757,165
2018	1.14	1.10	24,219,342
2017	1.00	1.14	9,698,227
Band 75
2020	$1.32	$1.46	1,018,142
2019	1.11	1.32	866,145
2018	1.15	1.11	819,120

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.35	$1.50	1,262,728
2019	1.13	1.35	1,018,307
2018	1.16	1.13	791,688
2017	1.00	1.16	613,242
American Funds American High Income Trust R3 Class – 06-184
Band 125
2020	$1.78	$1.87	311,314
2019	1.61	1.78	313,641
2018	1.67	1.61	282,720
2017	1.59	1.67	587,009
2016	1.39	1.59	677,334
2015	1.52	1.39	976,425
2014	1.54	1.52	1,395,758
2013	1.47	1.54	2,625,419
2012	1.30	1.47	2,773,823
2011	1.30	1.30	2,499,787
Band 100
2020	$1.84	$1.94	63,469
2019	1.67	1.84	77,820
2018	1.72	1.67	71,774
2017	1.63	1.72	150,780
2016	1.42	1.63	224,727
2015	1.56	1.42	171,200
2014	1.57	1.56	187,829
Band 0
2020	$2.12	$2.26	–
2019	1.90	2.12	–
2018	1.94	1.90	–
2017	1.82	1.94	–
2016	1.57	1.82	–
2015	1.70	1.57	–
2014	1.70	1.70	35,010
2013	1.60	1.70	119,441
2012	1.40	1.60	274,583
2011	1.38	1.40	257,600
American Funds American High Income Trust R4 Class – 06-208
Band 125
2020	$1.73	$1.83	509,304
2019	1.57	1.73	325,090
2018	1.62	1.57	348,730
2017	1.53	1.62	365,366
2016	1.33	1.53	358,612
2015	1.46	1.33	992,906
2014	1.47	1.46	3,157,052
2013	1.40	1.47	3,250,398
2012	1.24	1.40	3,926,078
2011	1.23	1.24	6,472,828

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American High-Income Trust R6 Class – 06-3MC
Band 125
2020	$1.06	$1.12	56,296
2019	0.95	1.06	38,490
American Funds American Mutual Fund R4 Class – 06-3MK
Band 125
2020	$1.14	$1.18	78,578
2019	0.95	1.14	68,429
American Funds American Mutual Fund R6 Class – 06-3M3
Band 125
2020	$1.14	$1.19	973,327
2019	0.95	1.14	480,376
American Funds Capital Income Builder R6 Class – 06-3M6
Band 125
2020	$1.13	$1.16	92,492
2019	0.97	1.13	31,737
American Funds Capital World Bond Fund R6 Class – 06-GFN
Band 125
2020	$1.05	$1.14	354,847
2019	0.98	1.05	257,362
2018	1.01	0.98	231,316
2017	1.00 (07/21/17)	1.01	1,470
American Funds Capital World Growth and Income Fund R3 Class – 06-183
Band 125
2020	$2.07	$2.35	1,756,552
2019	1.68	2.07	2,383,856
2018	1.90	1.68	2,685,944
2017	1.55	1.90	5,337,934
2016	1.48	1.55	6,669,435
2015	1.53	1.48	8,325,140
2014	1.50	1.53	9,622,944
2013	1.22	1.50	13,579,291
2012	1.04	1.22	13,196,341
2011	1.14	1.04	12,488,030
Band 100
2020	$2.15	$2.44	331,891
2019	1.73	2.15	413,391
2018	1.96	1.73	501,664
2017	1.59	1.96	696,268
2016	1.52	1.59	764,013
2015	1.57	1.52	790,769
2014	1.53	1.57	744,147
2013	1.24	1.53	11,272
2012	1.06	1.24	12,012
2011	1.16	1.06	29,164
Band 50
2020	$2.30	$2.63	–
2019	1.85	2.30	3,212

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.47	$2.84	27,785
2019	1.98	2.47	205,397
2018	2.21	1.98	187,660
2017	1.78	2.21	161,958
2016	1.67	1.78	151,327
2015	1.72	1.67	704,535
2014	1.66	1.72	667,310
2013	1.33	1.66	1,060,196
2012	1.12	1.33	1,380,108
2011	1.22	1.12	1,183,845
American Funds Capital World Growth and Income Fund R4 Class – 06-211
Band 125
2020	$1.94	$2.21	11,297,163
2019	1.57	1.94	15,367,056
2018	1.77	1.57	21,314,492
2017	1.44	1.77	24,395,426
2016	1.37	1.44	28,006,705
2015	1.42	1.37	29,778,811
2014	1.38	1.42	32,395,497
2013	1.12	1.38	35,430,230
2012	0.95	1.12	42,309,178
2011	1.04	0.95	42,581,932
Band 0
2020	$2.29	$2.64	–
2019	1.83	2.29	–
2018	2.04	1.83	–
2017	1.63	2.04	–
2016	1.54	1.63	–
2015	1.57	1.54	414,734
2014	1.51	1.57	450,975
2013	1.21	1.51	354,766
2012	1.01	1.21	238,441
2011	1.10	1.01	177,531
American Funds Capital World Growth and Income Fund R6 Class – 06-CTR
Band 125
2020	$1.36	$1.55	8,117,802
2019	1.09	1.36	7,947,909
2018	1.23	1.09	8,045,840
2017	1.00	1.23	3,683,649
American Funds EuroPacific Growth Fund R3 Class – 06-181
Band 125
2020	$1.74	$2.14	4,662,518
2019	1.39	1.74	5,925,288
2018	1.67	1.39	7,926,478
2017	1.30	1.67	9,613,152
2016	1.31	1.30	10,524,783
2015	1.34	1.31	12,498,172
2014	1.40	1.34	16,584,666
2013	1.18	1.40	19,001,099
2012	1.01	1.18	16,301,051
2011	1.18	1.01	13,803,526

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.81	$2.22	267,079
2019	1.44	1.81	373,476
2018	1.72	1.44	563,595
2017	1.33	1.72	706,789
2016	1.34	1.33	836,439
2015	1.37	1.34	1,007,859
2014	1.43	1.37	887,342
2013	1.20	1.43	103,392
2012	1.02	1.20	97,748
2011	1.20	1.02	111,529
Band 50
2020	$1.94	$2.40	113,665
2019	1.54	1.94	127,183
2018	1.83	1.54	135,351
2017	1.41	1.83	135,743
2016	1.41	1.41	138,835
2015	1.43	1.41	141,139
2014	1.48	1.43	139,840
2013	1.25	1.48	147,693
2012	1.05	1.25	142,989
2011	1.23	1.05	142,239
Band 0
2020	$2.08	$2.58	65,747
2019	1.64	2.08	207,276
2018	1.94	1.64	174,836
2017	1.49	1.94	207,933
2016	1.48	1.49	342,471
2015	1.50	1.48	1,167,986
2014	1.54	1.50	2,116,124
2013	1.29	1.54	2,096,283
2012	1.08	1.29	2,226,002
2011	1.26	1.08	2,152,684
American Funds EuroPacific Growth Fund R4 Class – 06-212
Band 125
2020	$1.65	$2.03	30,519,015
2019	1.31	1.65	35,944,451
2018	1.57	1.31	34,083,156
2017	1.21	1.57	36,701,393
2016	1.22	1.21	43,267,308
2015	1.25	1.22	44,399,086
2014	1.30	1.25	47,904,834
2013	1.09	1.30	49,516,946
2012	0.93	1.09	39,430,332
2011	1.09	0.93	36,371,764

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.94	$2.42	59,690
2019	1.53	1.94	49,634
2018	1.80	1.53	53,571
2017	1.38	1.80	52,779
2016	1.37	1.38	5,186,200
2015	1.38	1.37	4,882,273
2014	1.42	1.38	4,317,937
2013	1.18	1.42	3,888,457
2012	0.99	1.18	3,696,773
American Funds EuroPacific Growth Fund R5 Class – 06-296
Band 125
2020	$1.59	$1.96	1,462
2019	1.26	1.59	1,177
American Funds EuroPacific Growth Fund R6 Class – 06-CTT
Band 125
2020	$1.35	$1.67	16,443,834
2019	1.07	1.35	16,326,662
2018	1.28	1.07	14,818,473
2017	0.99	1.28	4,934,235
Band 0
2020	$1.40	$1.76	2,464,472
2019	1.10	1.40	2,559,784
2018	1.29	1.10	2,711,343
2017	0.99	1.29	2,946,229
American Funds Fundamental Investors R3 Class – 06-213
Band 125
2020	$2.47	$2.80	2,435,010
2019	1.97	2.47	2,838,351
2018	2.14	1.97	3,432,385
2017	1.76	2.14	4,317,674
2016	1.59	1.76	4,940,468
2015	1.56	1.59	6,517,021
2014	1.46	1.56	9,842,830
2013	1.13	1.46	12,979,778
2012	0.98	1.13	12,884,095
2011	1.01	0.98	11,982,746
Band 100
2020	$2.55	$2.90	405,160
2019	2.03	2.55	472,454
2018	2.20	2.03	564,642
2017	1.81	2.20	751,166
2016	1.63	1.81	812,686
2015	1.60	1.63	783,599
2014	1.49	1.60	688,290
2013	1.14	1.49	16,956
2012	0.99	1.14	16,952
2011	1.02	0.99	15,165

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.73	$3.11	3,334
2019	2.16	2.73	3,332
2018	2.33	2.16	1,676
2017	1.90	2.33	47,556
2016	1.71	1.90	51,891
2015	1.66	1.71	52,367
2014	1.54	1.66	55,149
2013	1.18	1.54	48,706
2012	1.02	1.18	41,904
2011	1.04	1.02	60,589
Band 0
2020	$2.91	$3.34	–
2019	2.29	2.91	95,550
2018	2.46	2.29	93,102
2017	2.00	2.46	76,776
2016	1.79	2.00	165,575
2015	1.73	1.79	774,064
2014	1.60	1.73	712,894
2013	1.22	1.60	958,957
2012	1.04	1.22	1,206,528
2011	1.07	1.04	1,151,468
American Funds Fundamental Investors R4 Class – 06-214
Band 125
2020	$2.57	$2.92	4,557,886
2019	2.04	2.57	5,027,662
2018	2.21	2.04	7,153,820
2017	1.82	2.21	8,129,104
2016	1.64	1.82	11,134,916
2015	1.60	1.64	12,115,475
2014	1.49	1.60	11,016,945
2013	1.15	1.49	11,100,364
2012	0.99	1.15	13,264,249
2011	1.03	0.99	11,057,642
American Funds Fundamental Investors R6 Class – 06-CTV
Band 125
2020	$1.42	$1.62	6,197,476
2019	1.13	1.42	6,368,262
2018	1.22	1.13	5,866,114
2017	1.00	1.22	3,374,450
American Funds Global Balanced Fund R6 Class – 06-3M9
Band 125
2020	$1.13	$1.24	382
American Funds Inflation Linked Bond Fund R6 Class – 06-3G9
Band 125
2020	$1.06	$1.20	270,567
2019	1.00	1.06	308

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Intermediate Bond Fund of America R3 Class – 06-186
Band 125
2020	$1.12	$1.18	142,520
2019	1.09	1.12	152,028
2018	1.09	1.09	141,933
2017	1.10	1.09	195,603
2016	1.10	1.10	323,540
2015	1.11	1.10	357,548
2014	1.11	1.11	598,858
2013	1.14	1.11	671,416
2012	1.13	1.14	616,914
2011	1.11	1.13	658,934
Band 100
2020	$1.16	$1.23	200,417
2019	1.12	1.16	358,258
2018	1.13	1.12	385,556
2017	1.13	1.13	463,594
2016	1.13	1.13	509,299
2015	1.14	1.13	156,962
2014	1.13	1.14	161,896
Band 0
2020	$1.33	$1.43	–
2019	1.28	1.33	–
2018	1.27	1.28	–
2017	1.26	1.27	–
2016	1.25	1.26	–
2015	1.24	1.25	28,813
2014	1.23	1.24	56,798
2013	1.24	1.23	55,214
2012	1.22	1.24	35,590
2011	1.18	1.22	794,074
American Funds Intermediate Bond Fund of America R4 Class – 06-209
Band 125
2020	$1.15	$1.22	393,002
2019	1.12	1.15	252,038
2018	1.12	1.12	227,052
2017	1.12	1.12	181,609
2016	1.12	1.12	174,565
2015	1.13	1.12	222,520
2014	1.12	1.13	177,698
2013	1.15	1.12	1,846,472
2012	1.13	1.15	1,673,647
2011	1.11	1.13	181,828
American Funds Intermediate Bond Fund of America R6 Class – 06-GKH
Band 125
2020	$1.03	$1.10	51,372
2019	1.00	1.03	22,288
American Funds Investment Company of America R6 Class – 06-3GH
Band 125
2020	$1.09	$1.23	155,109
2019	0.88	1.09	149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New Perspective Fund R3 Class – 06-502
Band 125
2020	$2.15	$2.82	948,128
2019	1.68	2.15	1,513,672
2018	1.81	1.68	1,758,514
2017	1.43	1.81	2,246,546
2016	1.43	1.43	2,302,949
2015	1.37	1.43	3,005,849
2014	1.35	1.37	2,851,298
2013	1.08	1.35	1,853,855
2012	0.91	1.08	533,804
2011	1.00 (06/23/11)	0.91	22,761
Band 0
2020	$2.39	$3.18	2,039
2019	1.85	2.39	1,279
2018	1.97	1.85	77,228
2017	1.53	1.97	63,117
2016	1.51	1.53	75,629
2015	1.44	1.51	356,639
2014	1.40	1.44	340,160
American Funds New Perspective Fund R4 Class – 06-503
Band 125
2020	$2.21	$2.91	4,407,866
2019	1.72	2.21	3,346,339
2018	1.85	1.72	4,898,004
2017	1.45	1.85	5,352,200
2016	1.45	1.45	4,784,989
2015	1.39	1.45	4,473,503
2014	1.36	1.39	4,128,078
2013	1.09	1.36	2,805,857
2012	0.91	1.09	572,944
2011	1.00 (06/23/11)	0.91	222,013
Band 0
2020	$2.45	$3.27	–
2019	1.89	2.45	–
2018	2.01	1.89	–
2017	1.56	2.01	–
2016	1.53	1.56	370,725
2015	1.45	1.53	328,090
2014	1.41	1.45	189,029
2013	1.11	1.41	160,899
2012	0.92	1.11	100,207
American Funds New Perspective Fund R6 Class – 06-CTW
Band 125
2020	$1.52	$2.01	9,366,909
2019	1.18	1.52	5,777,008
2018	1.27	1.18	3,911,519
2017	0.99	1.27	738,466

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.58	$2.12	515,353
2019	1.21	1.58	507,857
2018	1.28	1.21	625,991
2017	0.99	1.28	729,819
American Funds New World Fund R3 Class – 06-691
Band 125
2020	$1.60	$1.97	471,591
2019	1.28	1.60	475,657
2018	1.48	1.28	547,756
2017	1.13	1.48	495,535
2016	1.11	1.13	421,671
2015	1.20	1.11	389,512
2014	1.26	1.20	280,147
2013	1.16	1.26	129,191
2012	1.00 (05/24/12)	1.16	685
Band 0
2020	$1.76	$2.19	–
2019	1.39	1.76	–
2018	1.59	1.39	–
2017	1.20	1.59	–
2016	1.16	1.20	–
2015	1.23	1.16	2,845
2014	1.29	1.23	1,378
American Funds New World Fund R4 Class – 06-689
Band 125
2020	$1.64	$2.03	5,144,682
2019	1.30	1.64	7,567,057
2018	1.51	1.30	9,476,083
2017	1.15	1.51	12,352,994
2016	1.12	1.15	13,107,633
2015	1.21	1.12	10,325,286
2014	1.27	1.21	8,347,147
2013	1.17	1.27	2,575,655
2012	1.00 (05/24/12)	1.17	5,580
Band 0
2020	$1.81	$2.26	18,607
2019	1.42	1.81	14,891
2018	1.61	1.42	13,660
2017	1.22	1.61	12,476
2016	1.17	1.22	8,521
2015	1.25	1.17	5,036
2014	1.29	1.25	2,141
American Funds New World Fund R6 Class – 06-CTX
Band 125
2020	$1.43	$1.77	2,825,128
2019	1.13	1.43	3,725,548
2018	1.30	1.13	3,335,151
2017	0.99	1.30	973,158

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2020	$1.46	$1.81	106,891
2019	1.15	1.46	106,393
2018	1.31	1.15	94,195
American Funds SMALLCAP World Fund R3 Class – 06-333
Band 125
2020	$1.75	$2.36	849,239
2019	1.36	1.75	928,388
2018	1.53	1.36	1,077,415
2017	1.22	1.53	1,128,842
2016	1.17	1.22	1,158,304
2015	1.16	1.17	1,570,564
2014	1.16	1.16	1,499,396
2013	0.91	1.16	1,803,072
2012	0.76	0.91	1,650,612
2011	0.90	0.76	1,068,601
Band 100
2020	$1.80	$2.44	107,671
2019	1.39	1.80	137,463
2018	1.56	1.39	134,704
2017	1.25	1.56	180,056
2016	1.20	1.25	263,714
2015	1.18	1.20	292,591
2014	1.18	1.18	311,068
2013	0.92	1.18	16,699
2012	0.77	0.92	16,699
Band 0
2020	$2.03	$2.79	33,537
2019	1.56	2.03	30,537
2018	1.73	1.56	29,755
2017	1.37	1.73	26,735
2016	1.30	1.37	24,857
2015	1.27	1.30	19,752
2014	1.25	1.27	14,375
2013	0.97	1.25	10,806
2012	0.80	0.97	9,386
2011	0.93	0.80	18,900
American Funds SMALLCAP World Fund R4 Class – 06-332
Band 125
2020	$1.82	$2.47	1,165,400
2019	1.41	1.82	1,308,246
2018	1.58	1.41	1,494,118
2017	1.26	1.58	1,001,243
2016	1.21	1.26	1,807,619
2015	1.19	1.21	1,803,698
2014	1.18	1.19	1,087,002
2013	0.93	1.18	891,579
2012	0.77	0.93	325,535
2011	0.91	0.77	145,574

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds SMALLCAP World Fund R6 Class – 06-CTY
Band 125
2020	$1.44	$1.96	1,396,611
2019	1.11	1.44	2,841,650
2018	1.24	1.11	2,536,935
2017	0.99	1.24	285,308
American Funds The Bond Fund of America R6 Class – 06-39V
Band 125
2020	$1.09	$1.20	1,425,444
2019	1.02	1.09	1,042,687
American Funds The Growth Fund of America R3 Class – 06-179
Band 125
2020	$2.69	$3.65	4,294,623
2019	2.13	2.69	5,230,628
2018	2.23	2.13	5,462,938
2017	1.80	2.23	7,494,925
2016	1.68	1.80	7,870,938
2015	1.62	1.68	8,695,683
2014	1.51	1.62	12,059,746
2013	1.15	1.51	15,844,563
2012	0.96	1.15	16,133,112
2011	1.03	0.96	20,086,485
Band 100
2020	$2.79	$3.79	586,766
2019	2.20	2.79	634,722
2018	2.30	2.20	703,085
2017	1.85	2.30	856,395
2016	1.73	1.85	932,545
2015	1.66	1.73	969,989
2014	1.54	1.66	862,387
2013	1.17	1.54	92,240
2012	0.98	1.17	102,043
2011	1.04	0.98	98,082
Band 50
2020	$2.99	$4.08	2,176
2019	2.35	2.99	2,508
2018	2.44	2.35	214
2017	1.95	2.44	214
2016	1.82	1.95	221
2015	1.74	1.82	173
2014	1.60	1.74	120
2013	1.21	1.60	63
2012	1.01	1.21	–
2011	1.07	1.01	–

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.20	$4.40	–
2019	2.51	3.20	422,907
2018	2.59	2.51	436,840
2017	2.06	2.59	406,356
2016	1.91	2.06	651,173
2015	1.82	1.91	736,512
2014	1.67	1.82	767,151
2013	1.25	1.67	1,094,119
2012	1.04	1.25	872,967
2011	1.10	1.04	1,053,971
American Funds The Growth Fund of America R4 Class – 06-216
Band 125
2020	$2.68	$3.64	6,971,292
2019	2.12	2.68	8,082,468
2018	2.21	2.12	12,042,214
2017	1.77	2.21	15,274,303
2016	1.66	1.77	17,563,781
2015	1.59	1.66	18,925,617
2014	1.48	1.59	19,109,846
2013	1.12	1.48	20,772,463
2012	0.94	1.12	21,046,395
2011	1.00	0.94	33,456,196
Band 0
2020	$3.16	$4.35	–
2019	2.46	3.16	–
2018	2.54	2.46	–
2017	2.01	2.54	–
2016	1.86	2.01	–
2015	1.76	1.86	4,674,744
2014	1.61	1.76	5,015,535
2013	1.21	1.61	5,449,490
2012	1.00	1.21	6,069,619
2011	1.05	1.00	6,365,220
American Funds The Growth Fund of America R6 Class – 06-CVC
Band 125
2020	$1.51	$2.06	21,540,897
2019	1.19	1.51	22,982,799
2018	1.23	1.19	23,383,033
2017	0.99	1.23	11,242,937
Band 75
2020	$1.53	$2.10	1,313,600
2019	1.20	1.53	1,436,338
2018	1.24	1.20	1,735,204
Band 0
2020	$1.57	$2.16	3,591,591
2019	1.22	1.57	3,480,481
2018	1.25	1.22	3,587,701

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds The Income Fund of America R4 Class – 06-3MN
Band 125
2020	$1.13	$1.17	123,626
American Funds The Income Fund of America R6 Class – 06-3M7
Band 125
2020	$1.13	$1.18	23,592
2019	0.96	1.13	12,738
American Funds The New Economy Fund R6 Class – 06-3KY
Band 125
2020	$1.16	$1.54	121,053
2019	0.93	1.16	52,227
American Funds Washington Mutual Investors Fund R3 Class – 06-449
Band 125
2020	$2.85	$3.03	1,448,909
2019	2.31	2.85	2,085,008
2018	2.42	2.31	2,065,887
2017	2.04	2.42	2,272,503
2016	1.83	2.04	2,150,010
2015	1.86	1.83	2,283,608
2014	1.70	1.86	1,683,579
2013	1.31	1.70	1,319,491
2012	1.19	1.31	819,793
2011	1.13	1.19	270,357
Band 0
2020	$3.23	$3.47	39,301
2019	2.59	3.23	244,207
2018	2.67	2.59	473,513
2017	2.23	2.67	256,644
2016	1.98	2.23	265,598
2015	1.99	1.98	268,855
2014	1.79	1.99	242,423
2013	1.36	1.79	69,699
2012	1.22	1.36	53,872
American Funds Washington Mutual Investors Fund R4 Class – 06-448
Band 125
2020	$2.94	$3.13	12,017,969
2019	2.37	2.94	14,263,712
2018	2.48	2.37	11,600,282
2017	2.09	2.48	13,373,211
2016	1.87	2.09	14,858,754
2015	1.89	1.87	8,685,941
2014	1.73	1.89	3,299,660
2013	1.32	1.73	2,622,234
2012	1.19	1.32	1,346,107
2011	1.13	1.19	656

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.33	$3.59	105,121
2019	2.66	3.33	1,681,930
2018	2.74	2.66	2,051,325
2017	2.28	2.74	2,129,239
2016	2.01	2.28	2,391,129
2015	2.02	2.01	29,774
2014	1.81	2.02	991
American Funds Washington Mutual Investors Fund R6 Class – 06-CVF
Band 125
2020	$1.42	$1.52	13,769,841
2019	1.14	1.42	11,602,002
2018	1.19	1.14	10,498,658
2017	1.00	1.19	2,720,799
AMG Managers Cadence Mid Cap Fund Investor Class – 06-846
Band 125
2020	$2.09	$2.46	184
2019	1.69	2.09	183
2018	1.91	1.69	181
2017	1.54	1.91	2,071
2016	1.45	1.54	6,989
2015	1.49	1.45	6,554
2014	1.35	1.49	8,142
2013	1.05	1.35	6,859
2012	0.98	1.05	5,248
2011	1.02	0.98	6,325
Band 100
2020	$2.12	$2.51	16
2019	1.71	2.12	215
2018	1.93	1.71	367
2017	1.55	1.93	342
2016	1.47	1.55	913
2015	1.50	1.47	4,915
2014	1.36	1.50	4,447
2013	1.05	1.36	9,510
2012	1.00	1.05	36,397
2011	1.03	1.00	34,736
Band 0
2020	$2.28	$2.72	–
2019	1.82	2.28	–
2018	2.03	1.82	–
2017	1.62	2.03	–
2016	1.51	1.62	–
2015	1.53	1.51	–
2014	1.37	1.53	–
2013	1.05	1.37	–
2012	1.05	1.05	11,581
2011	1.07	1.05	9,321

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AMG Managers Cadence Mid Cap Fund Service Class – 06-199
Band 125
2020	$2.18	$2.57	4,128
2019	1.76	2.18	5,714
2018	1.98	1.76	7,226
2017	1.60	1.98	5,965
2016	1.51	1.60	209
AMG Renaissance Large Cap Growth Fund N Class – 06-FXW
Band 125
2020	$1.32	$1.61	38,060
2019	0.99	1.32	38,068
2018	1.08	0.99	40,279
2017	1.00 (07/21/17)	1.08	42,389
Band 100
2020	$1.33	$1.62	1,342
2019	0.99	1.33	2,977
2018	1.08	0.99	3,218
2017	1.00 (07/21/17)	1.08	2,639
AQR Emerging Multi-Style Fund N Class – 06-AAA
Band 125
2020	$1.00	$1.15	744
2019	0.89	1.00	403
2018	1.07	0.89	402
2017	0.79	1.07	2,193
AQR Large Cap Multi-Style Fund N Class – 06-CCC
Band 125
2020	$1.33	$1.50	26,680
2019	1.08	1.33	24,783
2018	1.23	1.08	23,263
2017	1.01	1.23	80,591
2016	0.96	1.01	76,114
Ariel Appreciation Fund Investor Class – 06-335
Band 125
2020	$2.93	$3.11	46,304
2019	2.38	2.93	50,811
2018	2.80	2.38	46,385
2017	2.47	2.80	247,702
2016	2.22	2.47	314,915
2015	2.39	2.22	721,982
2014	2.24	2.39	938,021
2013	1.55	2.24	701,891
2012	1.32	1.55	415,119
2011	1.44	1.32	449,147
Band 0
2020	$3.65	$3.92	–
2019	2.93	3.65	–
2018	3.40	2.93	–
2017	2.96	3.40	–
2016	2.63	2.96	–
2015	2.80	2.63	116,636
2014	2.59	2.80	89,122
2013	1.77	2.59	91,897

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ariel Fund Investor Class – 06-330
Band 125
2020	$2.96	$3.21	17,806
2019	2.40	2.96	148,939
2018	2.82	2.40	145,601
2017	2.46	2.82	81,535
2016	2.16	2.46	361,073
2015	2.28	2.16	513,529
2014	2.08	2.28	517,051
2013	1.46	2.08	496,406
2012	1.22	1.46	679,774
2011	1.40	1.22	596,422
Ariel International Fund Investor Class – 06-CKV
Band 125
2020	$1.13	$1.20	–
2019	1.02	1.13	–
2018	1.14	1.02	139,525
Ave Maria Growth Fund – 06-082
Band 125
2020	$1.88	$2.20	120,440
2019	1.39	1.88	95,467
2018	1.43	1.39	78,789
2017	1.14	1.43	26,409
2016	1.03	1.14	204,970
2015	1.07	1.03	177,733
2014	1.00 (06/26/14)	1.07	154,425
Ave Maria Rising Dividend Fund – 06-084
Band 125
2020	$1.48	$1.55	154,506
2019	1.17	1.48	169,070
2018	1.25	1.17	142,598
2017	1.08	1.25	133,749
2016	0.95	1.08	403,049
2015	1.02	0.95	370,825
2014	1.00 (06/26/14)	1.02	329,544
Ave Maria Value Fund – 06-081
Band 125
2020	$1.15	$1.21	33,305
2019	0.97	1.15	22,062
2018	1.08	0.97	19,169
2017	0.93	1.08	7,689
2016	0.80	0.93	216,476
2015	0.99	0.80	262,841
2014	1.00 (06/26/14)	0.99	123,096
Ave Maria World Equity Fund – 06-085
Band 125
2020	$1.28	$1.26	33,180
2019	1.01	1.28	10,379
2018	1.13	1.01	12,600
2017	0.97	1.13	5,665
2016	0.90	0.97	66,458
2015	0.96	0.90	82,801
2014	1.00 (06/26/14)	0.96	71,978

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Baron Emerging Markets Fund R6 Class – 06-3J9
Band 125
2020	$1.09	$1.39	6,559
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl – 06-529
Band 125
2020	$3.69	$4.86	75,153
2019	2.79	3.69	82,015
2018	2.97	2.79	72,228
2017	2.62	2.97	8,067
2016	2.34	2.62	8,633
2015	2.46	2.34	50,272
2014	2.44	2.46	58,232
2013	1.70	2.44	461,199
2012	1.55	1.70	796,062
2011	1.56	1.55	746,434
BlackRock Equity Dividend Fund Institutional Class – 06-587
Band 125
2020	$2.17	$2.22	159,132
2019	1.72	2.17	405,883
2018	1.88	1.72	425,103
2017	1.63	1.88	578,046
2016	1.42	1.63	569,243
2015	1.44	1.42	678,493
2014	1.33	1.44	5,732,207
2013	1.08	1.33	3,328,948
2012	1.00 (05/24/12)	1.08	117,902
BlackRock Equity Dividend Fund K Class – 06-FRW
Band 125
2020	$1.27	$1.30	352,068
2019	1.01	1.27	375,507
2018	1.10	1.01	449,173
BlackRock Global Allocation Fund Institutional Class – 06-528
Band 125
2020	$1.88	$2.25	722,300
2019	1.62	1.88	794,761
2018	1.78	1.62	855,124
2017	1.58	1.78	1,123,830
2016	1.54	1.58	1,910,238
2015	1.57	1.54	1,761,910
2014	1.56	1.57	1,621,893
2013	1.37	1.56	953,938
2012	1.26	1.37	664,775
2011	1.32	1.26	506,406
BlackRock Global Allocation Fund K Class – 06-FRX
Band 125
2020	$1.11	$1.33	1,367,183
2019	0.96	1.11	1,267,488
2018	1.05	0.96	1,384,220
2017	1.00 (06/22/17)	1.05	1,151,758

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Global Allocation Fund R Class – 06-527
Band 125
2020	$1.77	$2.10	1,201,450
2019	1.53	1.77	1,160,764
2018	1.68	1.53	1,364,251
2017	1.51	1.68	1,299,824
2016	1.48	1.51	1,856,892
2015	1.52	1.48	2,255,417
2014	1.51	1.52	2,655,626
2013	1.34	1.51	2,500,872
2012	1.24	1.34	2,098,214
2011	1.31	1.24	1,461,933
Band 100
2020	$1.81	$2.16	84,213
2019	1.57	1.81	83,943
2018	1.72	1.57	90,241
2017	1.54	1.72	111,417
2016	1.50	1.54	189,248
2015	1.54	1.50	148,480
2014	1.53	1.54	148,189
Band 0
2020	$2.02	$2.43	–
2019	1.73	2.02	–
2018	1.88	1.73	–
2017	1.66	1.88	–
2016	1.61	1.66	–
2015	1.63	1.61	295,936
2014	1.60	1.63	277,118
2013	1.41	1.60	269,595
2012	1.28	1.41	251,336
2011	1.34	1.28	232,977
BlackRock Global Dividend Portfolio K Class – 06-CVH
Band 125
2020	$1.28	$1.36	–
2019	1.06	1.28	7,478
2018	1.20	1.06	5,670
BlackRock GNMA Portfolio Service Class – 06-588
Band 125
2020	$1.04	$1.07	550,922
2019	0.99	1.04	1,034,455
2018	1.01	0.99	707,405
2017	1.01	1.01	1,230,763
2016	1.01	1.01	1,081,592
2015	1.01	1.01	917,632
2014	0.97	1.01	985,329
2013	1.01	0.97	163,914
BlackRock Health Sciences Opportunities Portfolio Institutional Class – 06-CGM
Band 125
2020	$1.57	$1.86	1,596,002
2019	1.27	1.57	1,292,510
2018	1.18	1.27	389,046
2017	0.96	1.18	203,875
2016	1.03	0.96	70,549

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Health Sciences Opportunities Portfolio K Class – 06-CVJ
Band 125
2020	$1.66	$1.96	340,859
2019	1.34	1.66	252,142
2018	1.25	1.34	102,207
2017	1.01	1.25	14,152
BlackRock Health Sciences Opportunities Portfolio R Class – 06-CGN
Band 125
2020	$1.53	$1.80	89,853
2019	1.24	1.53	52,377
2018	1.17	1.24	14,958
2017	0.95	1.17	11,736
Band 100
2020	$1.55	$1.83	8,067
2019	1.25	1.55	8,432
2018	1.18	1.25	8,789
2017	0.95	1.18	9,252
2016	1.03	0.95	9,628
BlackRock High Yield Bond Portfolio K Class – 06-33K
Band 125
2020	$1.10	$1.15	1,159,054
2019	0.97	1.10	1,146,629
2018	1.00 (02/22/18)	0.97	218,121
BlackRock High Yield Bond Portfolio R Class – 06-CHR
Band 125
2020	$1.25	$1.30	20,527
2019	1.10	1.25	16,981
2018	1.16	1.10	14,718
2017	1.09	1.16	756
BlackRock High Yield Bond Portfolio Service Class – 06-CHP
Band 125
2020	$1.27	$1.32	55,867
2019	1.11	1.27	74,621
2018	1.16	1.11	7,158
2017	1.09	1.16	463
2016	0.97	1.09	333
BlackRock Inflation Protected Bond Fund K Class – 06-3N3
Band 125
2020	$1.08	$1.19	7,424
BlackRock LifePath Index 2025 Fund K Class – 06-CVM
Band 125
2020	$1.24	$1.38	1,436,131
BlackRock LifePath Index 2030 Fund K Class – 06-CVN
Band 125
2020	$1.28	$1.43	869,481
BlackRock LifePath Index 2035 Fund K Class – 06-CVP
Band 125
2020	$1.31	$1.47	292,111

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock LifePath Index 2040 Fund K Class – 06-CVR
Band 125
2020	$1.34	$1.51	1,110,577
BlackRock LifePath Index 2045 Fund K Class – 06-CVT
Band 125
2020	$1.35	$1.53	281,166
BlackRock LifePath Index 2050 Fund K Class – 06-CVV
Band 125
2020	$1.36	$1.55	237,181
BlackRock LifePath Index 2055 Fund K Class – 06-CVW
Band 125
2020	$1.36	$1.55	345,787
BlackRock LifePath Index 2060 Fund K Class – 06-CVX
Band 125
2020	$1.36	$1.55	68,742
BlackRock LifePath Index 2065 Fund Retirement Class – 06-4H3
Band 125
2020	$1.00 (02/21/20)	$1.12	294
BlackRock LifePath Index Retirement Fund K Class – 06-CVY
Band 125
2020	$1.19	$1.32	609,544
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class – 06-GHG
Band 125
2020	$1.36	$1.97	1,665,960
2019	1.01	1.36	1,210,395
2018	1.00	1.01	246,954
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class – 06-GHH
Band 125
2020	$1.36	$1.97	3,269,863
2019	1.01	1.36	1,301,154
2018	1.00	1.01	479,284
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class – 06-GHJ
Band 125
2020	$1.35	$1.93	262,119
2019	1.01	1.35	92,012
2018	1.00	1.01	5,774
Band 0
2020	$1.38	$2.01	58,397
2019	1.02	1.38	43,932
BlackRock Multi-Asset Income Fund A Class – 06-FRY
Band 125
2020	$1.10	$1.15	5,737,234
2019	0.98	1.10	5,209,734
2018	1.03	0.98	10,531,632
BlackRock Multi-Asset Income Fund K Class – 06-FTF
Band 125
2020	$1.11	$1.16	247,080
2019	0.98	1.11	225,127

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Strategic Income Opportunities Portfolio A Class – 06-FTG
Band 125
2020	$1.06	$1.11	5,978,520
2019	0.99	1.06	4,794,376
2018	1.02	0.99	10,985,390
BlackRock Strategic Income Opportunities Portfolio K Class – 06-FTH
Band 125
2020	$1.07	$1.13	340,960
2019	1.00	1.07	359,162
2018	1.02	1.00	81,572
BlackRock Total Return Fund A Class – 06-093
Band 125
2020	$1.07	$1.15	120,931
2019	0.99	1.07	123,751
2018	1.02	0.99	1,139,251
2017	0.99	1.02	1,300,270
2016	0.97	0.99	1,243,760
2015	1.00 (01/15/15)	0.97	865,032
BlackRock Total Return Fund K Class – 06-CWC
Band 125
2020	$1.10	$1.18	5,246,337
2019	1.01	1.10	3,134,766
2018	1.03	1.01	1,680,241
2017	1.00	1.03	591,820
BlackRock Total Return Fund R Class – 06-901
Band 125
2020	$1.06	$1.13	196,005
2019	0.98	1.06	184,691
2018	1.01	0.98	192,995
2017	0.99	1.01	177,150
2016	0.97	0.99	116,944
BMO Aggressive Allocation Fund R6 Class – 06-FNH
Band 125
2020	$1.34	$1.51	1,141,462
2019	1.09	1.34	1,209,273
2018	1.20	1.09	1,212,767
2017	0.99	1.20	1,167,245
BMO Balanced Allocation Fund R6 Class – 06-FNJ
Band 125
2020	$1.23	$1.36	1,906,378
2019	1.05	1.23	2,047,256
2018	1.13	1.05	2,967,288
2017	1.00	1.13	198,938
BMO Conservative Allocation Fund R6 Class – 06-FNK
Band 125
2020	$1.12	$1.21	128,456
2019	1.01	1.12	90,966
2018	1.06	1.01	85,859
2017	1.00	1.06	55,286

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BMO Growth Allocation Fund R6 Class – 06-FNM
Band 125
2020	$1.28	$1.43	210,532
2019	1.07	1.28	199,624
2018	1.17	1.07	192,116
BMO Large-Cap Growth Fund R6 Class – 06-33F
Band 125
2020	$1.20	$1.53	225,058
2019	0.95	1.20	215,568
BMO Large-Cap Growth Fund Y Class – 06-33H
Band 125
2020	$1.19	$1.51	157,236
2019	0.94	1.19	290,207
BMO Mid-Cap Growth Fund A Class – 06-FRG
Band 125
2020	$1.36	$1.72	21,163
2019	1.08	1.36	218,034
2018	1.14	1.08	233,128
2017	1.00 (05/16/17)	1.14	250,470
Band 100
2020	$1.37	$1.74	17,969
2019	1.08	1.37	18,271
2018	1.14	1.08	21,677
2017	1.00 (05/16/17)	1.14	21,714
BMO Mid-Cap Value Fund A Class – 06-FRF
Band 125
2020	$1.11	$1.10	257,923
2019	0.93	1.11	310,220
2018	1.12	0.93	448,125
2017	1.00 (05/16/17)	1.12	434,468
Band 100
2020	$1.12	$1.11	102,023
2019	0.94	1.12	143,081
2018	1.12	0.94	148,948
2017	1.00 (05/16/17)	1.12	158,296
BMO Moderate Allocation Fund R6 Class – 06-FNN
Band 125
2020	$1.17	$1.29	1,011,105
2019	1.03	1.17	992,090
2018	1.10	1.03	961,515
2017	1.00	1.10	724,724
BMO Small-Cap Growth Fund A Class – 06-FRH
Band 125
2020	$1.22	$1.50	205,527
2019	1.00	1.22	495,958
2018	1.11	1.00	791,470
2017	1.00 (05/26/17)	1.11	978,692

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.23	$1.51	266,845
2019	1.01	1.23	296,604
2018	1.12	1.01	312,541
2017	1.00 (05/26/17)	1.12	352,352
Band 50
2020	$1.25	$1.54	51,370
2019	1.02	1.25	51,370
2018	1.12	1.02	212,956
2017	1.00 (05/26/17)	1.12	224,026
BMO TCH Core Plus Bond Fund I Class – 06-33G
Band 125
2020	$1.08	$1.15	508,113
BMO TCH Core Plus Bond Fund Y Class – 06-33J
Band 125
2020	$1.07	$1.15	455,787
2019	0.99	1.07	198,896
Calvert Equity Portfolio A Class – 06-345
Band 125
2020	$3.62	$4.44	586,334
2019	2.68	3.62	683,334
2018	2.59	2.68	656,805
2017	2.08	2.59	808,354
2016	2.06	2.08	918,300
2015	2.01	2.06	1,069,458
2014	1.84	2.01	1,575,819
2013	1.43	1.84	1,694,947
2012	1.25	1.43	1,664,504
2011	1.29	1.25	1,159,596
Band 100
2020	$3.77	$4.64	10,097
2019	2.79	3.77	21,858
2018	2.68	2.79	21,044
2017	2.15	2.68	21,193
2016	2.13	2.15	28,388
2015	2.07	2.13	31,165
2014	1.88	2.07	30,242
2013	1.46	1.88	261
Band 50
2020	$4.09	$5.05	–
2019	3.01	4.09	–
2018	2.88	3.01	–
2017	2.30	2.88	31,764
2016	2.26	2.30	33,251
2015	2.19	2.26	35,638
2014	1.98	2.19	37,779
2013	1.53	1.98	2,734
2012	1.33	1.53	2,307
2011	1.37	1.33	2,189

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$4.51	$5.60	–
2019	3.30	4.51	–
2018	3.14	3.30	–
2017	2.50	3.14	–
2016	2.44	2.50	–
2015	2.36	2.44	92,101
2014	2.12	2.36	136,469
2013	1.63	2.12	137,397
2012	1.41	1.63	227,016
Calvert Income Fund A Class – 06-340
Band 125
2020	$1.76	$1.88	370,963
2019	1.55	1.76	314,634
2018	1.62	1.55	280,499
2017	1.54	1.62	294,678
2016	1.48	1.54	424,522
2015	1.52	1.48	482,272
2014	1.46	1.52	570,198
2013	1.49	1.46	687,500
2012	1.38	1.49	772,035
2011	1.36	1.38	7,341,185
Calvert Small Cap Fund A Class – 06-516
Band 125
2020	$2.55	$2.88	173,029
2019	2.05	2.55	100,607
2018	2.22	2.05	75,400
2017	1.99	2.22	68,959
2016	1.68	1.99	100,565
2015	1.72	1.68	114,292
2014	1.63	1.72	208,315
2013	1.17	1.63	158,931
2012	1.03	1.17	161,347
2011	1.09	1.03	162,228
Calvert US Large Cap Core Responsible Index Fund R6 Class – 06-3FX
Band 125
2020	$1.16	$1.45	105,159
2019	0.89	1.16	1,102
Calvert VP SRI Mid Cap Growth Portfolio – 06-520
Band 125
2020	$5.50	$6.10	1,070,435
2019	4.24	5.50	1,219,341
2018	4.49	4.24	1,345,014
2017	4.07	4.49	1,669,946
2016	3.85	4.07	2,010,639
2015	4.03	3.85	2,432,245
2014	3.77	4.03	2,160,445
2013	2.94	3.77	2,665,181
2012	2.55	2.94	2,170,571
2011	2.52	2.55	2,493,785

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$5.73	$6.36	25,428
2019	4.40	5.73	25,523
2018	4.65	4.40	26,886
2017	4.21	4.65	42,532
2016	3.97	4.21	40,095
2015	4.14	3.97	78,341
2014	3.87	4.14	50,723
Band 0
2020	$7.49	$8.41	–
2019	5.70	7.49	–
2018	5.97	5.70	3,392
2017	5.35	5.97	2,079
2016	4.98	5.35	3,038
Knights of Columbus Core Bond Institutional Class – 06-FRN (formerly Catholic Investor Core Bond Fund Institutional Class)
Band 125
2020	$1.07	$1.13	108,718
2019	0.98	1.07	66,599
Knights of Columbus Lg Gr Institutional Class – 06-FRR (formerly Catholic Investor Large Cap Growth Fund Institutional Class)
Band 125
2020	$1.35	$1.78	83,094
2019	1.04	1.35	47,625
ClearBridge Aggressive Growth Fund FI Class – 06-711
Band 125
2020	$2.15	$2.54	–
2019	1.75	2.15	–
2018	1.93	1.75	33,310
2017	1.71	1.93	171,382
2016	1.64	1.71	1,203,797
2015	1.73	1.64	4,455,089
2014	1.53	1.73	4,014,024
2013	1.07	1.53	2,288,855
ClearBridge Aggressive Growth Fund R Class – 06-716
Band 125
2020	$2.11	$2.48	–
2019	1.72	2.11	4,922
2018	1.90	1.72	7,481
2017	1.69	1.90	29,065
2016	1.63	1.69	377,808
2015	1.73	1.63	551,378
2014	1.53	1.73	20,749
Band 0
2020	$2.31	$2.75	–
2019	1.86	2.31	–
2018	2.03	1.86	–
2017	1.78	2.03	–
2016	1.69	1.78	–
2015	1.77	1.69	154,610
2014	1.55	1.77	144,902
2013	1.08	1.55	112,875

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
ClearBridge Appreciation Fund FI Class – 06-712
Band 125
2020	$2.30	$2.60	75,855
2019	1.80	2.30	421,981
2018	1.86	1.80	408,797
2017	1.58	1.86	417,784
2016	1.46	1.58	714,483
2015	1.46	1.46	343,412
2014	1.34	1.46	107,991
2013	1.05	1.34	105,737
ClearBridge Appreciation Fund IS Class – 06-3G6
Band 125
2020	$1.18	$1.34	5,728,107
2019	0.92	1.18	5,550,362
ClearBridge Appreciation Fund R Class – 06-717
Band 125
2020	$2.25	$2.54	6,669
2019	1.76	2.25	–
2018	1.83	1.76	–
2017	1.56	1.83	36,718
2016	1.45	1.56	29,956
2015	1.45	1.45	27,363
2014	1.33	1.45	4,524
2013	1.05	1.33	208,277
ClearBridge International Growth Fund IS Class – 06-3XJ
Band 125
2020	$1.13	$1.40	99,950
2019	1.00 (05/24/19)	1.13	77,642
ClearBridge International Value Fund IS Class – 06-GJT
Band 125
2020	$0.90	$0.89	–
2019	0.79	0.90	–
2018	1.03	0.79	350,983
ClearBridge Large Cap Growth Fund A Class – 06-GJV
Band 125
2020	$1.32	$1.71	17,820
2019	1.02	1.32	15,577
2018	1.03	1.02	8,363
ClearBridge Large Cap Growth Fund IS Class – 06-GJW
Band 125
2020	$1.33	$1.73	1,090,086
2019	1.02	1.33	903
ClearBridge Large Cap Growth Fund R Class – 06-GJX
Band 125
2020	$1.31	$1.69	415,485
2019	1.01	1.31	539,748
Cohen & Steers Real Estate Securities Fund, Inc. Z Class – 06-3KT
Band 125
2020	$1.20	$1.16	355,568
2019	0.92	1.20	80,745

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Acorn International Fund A Class – 06-693
Band 125
2020	$1.69	$1.91	14,294
2019	1.32	1.69	12,125
2018	1.59	1.32	13,735
2017	1.22	1.59	11,235
2016	1.27	1.22	10,646
2015	1.31	1.27	27,208
2014	1.39	1.31	36,407
2013	1.15	1.39	11,386
2012	1.00 (05/24/12)	1.15	563
Columbia Acorn International Fund Advisor Class – 06-863
Band 125
2020	$1.41	$1.60	1,039
2019	1.10	1.41	738
2018	1.32	1.10	2,998
2017	1.01	1.32	2,759
2016	1.05	1.01	981
2015	1.08	1.05	536
2014	1.14	1.08	71
2013	1.00 (03/14/13)	1.14	247
Columbia Acorn International Fund Institutional Class – 06-692
Band 125
2020	$1.72	$1.96	747
2019	1.34	1.72	2,813
2018	1.62	1.34	2,645
2017	1.24	1.62	25,434
2016	1.28	1.24	34,931
2015	1.32	1.28	33,953
2014	1.39	1.32	34,415
2013	1.15	1.39	31,946
2012	1.00 (05/24/12)	1.15	10,679
Columbia Contrarian Core Fund A Class – 06-902
Band 125
2020	$1.59	$1.92	12,751
2019	1.22	1.59	206,992
2018	1.36	1.22	200,453
2017	1.13	1.36	308,395
2016	1.06	1.13	217,808
2015	1.00 (01/15/15)	1.06	155,096
Band 0
2020	$1.70	$2.07	–
2019	1.28	1.70	–
2018	1.41	1.28	166,657
2017	1.16	1.41	161,173
2016	1.07	1.16	168,206
Columbia Contrarian Core Fund Advisor Class – 06-095
Band 125
2020	$1.61	$1.95	29,919
2019	1.23	1.61	40,079
2018	1.37	1.23	236,597
2017	1.14	1.37	358,092
2016	1.06	1.14	216,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Dividend Income Fund A Class – 06-903
Band 125
2020	$1.58	$1.68	225,323
2019	1.25	1.58	164,344
2018	1.33	1.25	135,104
2017	1.12	1.33	154,166
2016	1.00	1.12	153,269
Columbia Dividend Income Fund Advisor Class – 06-096
Band 125
2020	$1.60	$1.71	833,775
2019	1.27	1.60	747,845
2018	1.34	1.27	724,671
2017	1.12	1.34	602,442
2016	1.00	1.12	5,861,699
2015	1.01	1.00	4,949,853
Columbia Dividend Income I3 Class – 06-4FK
Band 125
2020	$1.06	$1.13	1,914
Columbia Emerging Markets Bond Fund A Class – 06-438
Band 125
2020	$1.33	$1.41	60,884
2019	1.20	1.33	59,361
2018	1.32	1.20	61,388
2017	1.19	1.32	65,082
2016	1.08	1.19	61,121
2015	1.11	1.08	31,428
2014	1.11	1.11	13,146
2013	1.21	1.11	48,556
2012	1.01	1.21	1,398
Band 100
2020	$1.35	$1.44	14,191
2019	1.22	1.35	15,267
2018	1.34	1.22	16,196
2017	1.21	1.34	21,202
2016	1.09	1.21	89,941
2015	1.11	1.09	34,963
2014	1.11	1.11	48,148
2013	1.21	1.11	85
Columbia Emerging Markets Bond Fund Institutional 3 Class – 06-CWG
Band 125
2020	$1.14	$1.21	201,443
2019	1.02	1.14	186,397
2018	1.12	1.02	161,570
2017	1.01	1.12	155,003

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Mid Cap Index Fund A Class – 06-334
Band 125
2020	$2.35	$2.62	10,348,490
2019	1.89	2.35	11,862,103
2018	2.17	1.89	14,675,150
2017	1.90	2.17	17,844,196
2016	1.60	1.90	15,537,033
2015	1.66	1.60	12,710,201
2014	1.54	1.66	11,442,699
2013	1.17	1.54	9,286,812
2012	1.01	1.17	6,729,162
2011	1.05	1.01	4,820,497
Band 0
2020	$2.73	$3.09	15,702
2019	2.17	2.73	569,948
2018	2.46	2.17	583,640
2017	2.13	2.46	569,554
2016	1.77	2.13	828,081
2015	1.82	1.77	709,559
2014	1.66	1.82	617,446
2013	1.25	1.66	546,735
2012	1.07	1.25	424,448
2011	1.09	1.07	324,618
Columbia Select Glbl Equity Advisor Class – 06-4NM
Band 125
2020	$1.00 (06/26/20)	$1.21	6,095
Columbia Select Mid Cap Value Fund Advisor Class – 06-098
Band 125
2020	$1.38	$1.46	391,514
2019	1.06	1.38	345,834
2018	1.24	1.06	308,648
2017	1.10	1.24	264,383
2016	0.98	1.10	106,508
2015	1.00 (01/15/15)	0.98	93,905
Columbia Overseas Value Fund A Class – 06-FTM
Band 125
2020	$1.12	$1.10	48,602
2019	0.93	1.12	20,457
Band 0
2020	$1.16	$1.15	87,736
2019	0.95	1.16	70,913
Columbia Overseas Value Fund Advisor Class – 06-FTN
Band 125
2020	$1.13	$1.11	17,168,665
2019	0.93	1.13	20,093,277
2018	1.13	0.93	963,515

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Overseas Value Fund Institutional 3 Class – 06-FTP
Band 125
2020	$1.13	$1.12	1,339,226
2019	0.94	1.13	1,358,572
2018	1.13	0.94	29,600
Columbia Quality Income Fund Institutional 3 Class – 06-FTT
Band 125
2020	$4.26	$4.47	41,007
2019	4.03	4.26	843,678
2018	4.00	4.03	58
Columbia Quality Income Fund A Class – 06-914
Band 125
2020	$4.30	$4.49	37,413
2019	4.08	4.30	260,541
2018	4.07	4.08	286,795
2017	4.01	4.07	246,155
2016	3.97	4.01	325,530
Columbia Quality Income Fund Advisor Class – 06-947
Band 125
2020	$4.36	$4.56	21,390
2019	4.13	4.36	184,623
2018	4.10	4.13	257,012
2017	4.03	4.10	203,302
2016	3.99	4.03	63,141
Columbia Select Large Cap Value Fund A Class – 06-912
Band 125
2020	$1.50	$1.57	17,908
2019	1.20	1.50	17,273
2018	1.39	1.20	56,365
2017	1.17	1.39	–
2016	0.98	1.17	1,776
2015	1.00 (01/15/15)	0.98	220
Columbia Select Large Cap Value Fund Advisor Class – 06-099
Band 125
2020	$1.52	$1.60	115,602
2019	1.21	1.52	120,716
2018	1.40	1.21	3,828,188
2017	1.17	1.40	12,436,691
Columbia Select Mid Cap Value Fund A Class – 06-911
Band 125
2020	$1.36	$1.43	–
2019	1.05	1.36	75,520
Columbia Select Small Cap Value Fund A Class – 06-913
Band 125
2020	$1.24	$1.34	170,179
2019	1.05	1.24	171,339
2018	1.23	1.05	257,884
2017	1.11	1.23	268,677
2016	1.00	1.11	466,272
2015	1.00 (01/15/15)	1.00	185,764

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.25	$1.36	54,934
2019	1.06	1.25	82,340
2018	1.24	1.06	137,858
2017	1.11	1.24	158,022
2016	1.00	1.11	137,532
Band 0
2020	$1.31	$1.44	–
2019	1.11	1.31	–
2018	1.28	1.11	61,826
2017	1.14	1.28	83,659
2016	1.01	1.14	117,286
Columbia Select Small Cap Value Fund Advisor Class – 06-946
Band 125
2020	$1.25	$1.36	–
2019	1.06	1.25	–
2018	1.24	1.06	–
2017	1.11	1.24	100,915
Columbia Seligman Communications and Information Fund A Class – 06-441
Band 125
2020	$3.63	$5.17	161,578
2019	2.39	3.63	204,670
2018	2.62	2.39	174,428
2017	1.98	2.62	281,943
2016	1.74	1.98	111,840
2015	1.61	1.74	136,268
2014	1.29	1.61	126,872
2013	1.06	1.29	112,419
2012	1.00	1.06	421,763
Band 100
2020	$3.70	$5.29	61,722
2019	2.43	3.70	97,813
2018	2.66	2.43	104,041
2017	2.00	2.66	122,238
2016	1.76	2.00	97,249
2015	1.62	1.76	158,170
2014	1.30	1.62	48,717
Band 0
2020	$4.02	$5.80	13,157
2019	2.61	4.02	12,122
2018	2.83	2.61	14,647
2017	2.11	2.83	14,758
2016	1.83	2.11	5,629
2015	1.68	1.83	4,451
2014	1.33	1.68	3,205
2013	1.08	1.33	8,311
2012	1.00	1.08	212,553

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Seligman Communications and Information Fund Advisor Class – 06-869
Band 125
2020	$3.24	$4.62	357,013
2019	2.12	3.24	508,959
2018	2.33	2.12	582,001
2017	1.75	2.33	517,150
2016	1.53	1.75	184,479
2015	1.42	1.53	186,160
2014	1.14	1.42	144,234
2013	1.00 (03/14/13)	1.14	131
Columbia Seligman Communications and Information Fund Institutional Cl – 06-443
Band 125
2020	$3.70	$5.29	17,755
2019	2.43	3.70	21,850
2018	2.66	2.43	300,153
2017	2.01	2.66	244,305
2016	1.76	2.01	226,558
2015	1.62	1.76	904,884
2014	1.30	1.62	215,433
2013	1.07	1.30	114,196
2012	1.00	1.07	1,884,640
Columbia Seligman Communications and Information Fund Inst 3 Class – 06-FTR
Band 125
2020	$1.51	$2.16	295,862
2019	0.99	1.51	374,046
2018	1.08	0.99	502,524
2017	1.00 (06/22/17)	1.08	318,058
Columbia Small Cap Index Fund A Class – 06-336
Band 125
2020	$2.41	$2.64	6,075,707
2019	1.99	2.41	7,069,602
2018	2.22	1.99	10,756,119
2017	1.99	2.22	11,727,681
2016	1.60	1.99	10,870,732
2015	1.66	1.60	8,141,867
2014	1.60	1.66	7,738,710
2013	1.15	1.60	8,074,633
2012	1.01	1.15	5,969,507
2011	1.01	1.01	4,340,079
Band 0
2020	$2.80	$3.11	16,035
2019	2.29	2.80	647,254
2018	2.52	2.29	575,418
2017	2.23	2.52	684,304
2016	1.77	2.23	1,325,286
2015	1.82	1.77	1,074,575
2014	1.73	1.82	1,021,320
2013	1.23	1.73	768,286
2012	1.06	1.23	681,804
2011	1.05	1.06	347,893

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
CRM Mid Cap Value Investor Class – 06-551
Band 125
2020	$3.10	$3.38	27,899
2019	2.52	3.10	76
2018	2.75	2.52	79
2017	2.33	2.75	78
2016	2.04	2.33	78
2015	2.12	2.04	77
2014	2.03	2.12	376,761
2013	1.54	2.03	379,868
2012	1.33	1.54	338,851
2011	1.45	1.33	316,585
Crossmark Steward Large Cap Enhanced Index Fund A Class – 06-030
Band 125
2020	$1.69	$1.87	33,178
2019	1.33	1.69	1
2018	1.45	1.33	9
2017	1.21	1.45	417
2016	1.11	1.21	25,262
2015	1.15	1.11	20,520
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class – 06-031
Band 125
2020	$1.44	$1.57	46,448
2019	1.20	1.44	15,268
2018	1.39	1.20	15,346
2017	1.24	1.39	47,038
2016	1.02	1.24	26,411
2015	1.07	1.02	17,892
2014	1.03	1.07	86
Crossmark Steward Global Equity Income Fund A Class – 06-029
Band 125
2020	$1.60	$1.70	299,138
2019	1.30	1.60	168,342
2018	1.43	1.30	14
Delaware Emerging Markets Fund R6 Class – 06-3YK
Band 125
2020	$1.14	$1.41	7,294
2019	1.00 (06/27/19)	1.14	4,960
Delaware Small Cap Core Fund R6 Class – 06-3GP
Band 125
2020	$0.98	$1.12	31,194
2019	0.79	0.98	2,455
Delaware Small Cap Value Fund R6 Class – 06-3CN
Band 125
2020	$1.02	$1.00	83,322
2019	0.81	1.02	76,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS CROCI U.S. Fund A Class – 06-FNF
Band 125
2020	$1.40	$1.20	27,880
2019	1.07	1.40	21,504
2018	1.22	1.07	14,518
2017	1.01	1.22	16,998
2016	1.00 (11/17/16)	1.01	62,819
Band 100
2020	$1.41	$1.22	4,559
2019	1.07	1.41	4,567
2018	1.22	1.07	5,344
2017	1.01	1.22	8,135
2016	1.00 (11/17/16)	1.01	8,148
DWS Emerging Markets Equity Fund A Class – 06-3VN
Band 125
2020	$1.09	$1.28	8,398
2019	1.00 (02/21/19)	1.09	3,790
DWS Emerging Markets Equity Fund R6 Class – 06-3VJ
Band 125
2020	$1.09	$1.28	6,480
DWS Enhanced Commodity Strategy Fund A Class – 06-916
Band 125
2020	$0.79	$0.77	–
2019	0.79	0.79	50
2018	0.90	0.79	53
2017	0.90	0.90	52
2016	0.83	0.90	52
2015	1.00 (01/15/15)	0.83	3,957
DWS Enhanced Commodity Strategy Fund S Class – 06-608
Band 125
2020	$0.80	$0.78	–
2019	0.79	0.80	4
2018	0.91	0.79	156,830
2017	0.91	0.91	189,558
2016	0.83	0.91	37,472
DWS GNMA Fund A Class – 06-FPY
Band 125
2020	$1.04	$1.06	5,751
2019	0.99	1.04	8,945
2018	1.00	0.99	6,815
2017	1.00 (03/23/17)	1.00	8,216
Band 0
2020	$1.08	$1.11	13,606
2019	1.01	1.08	11,071
DWS GNMA Fund S Class – 06-FRC
Band 125
2020	$1.05	$1.07	105,943
2019	1.00	1.05	91,942
2018	1.00	1.00	80,995
2017	1.00 (03/23/17)	1.00	407,071

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.09	$1.12	–
2019	1.02	1.09	521,529
2018	1.01	1.02	472,466
2017	1.00 (03/23/17)	1.01	435,376
DWS Mid Cap Value Fund A Class – 06-622
Band 125
2020	$3.06	$3.59	24,075
2019	2.43	3.06	33,364
2018	2.97	2.43	37,298
2017	2.67	2.97	22,978
2016	2.43	2.67	23,736
2015	2.41	2.43	15,248
2014	2.24	2.41	39,685
2013	1.64	2.24	23,354
2012	1.42	1.64	22,226
2011	1.53	1.42	2,715
Band 100
2020	$3.15	$3.70	22,450
2019	2.49	3.15	28,149
2018	3.04	2.49	31,032
2017	2.72	3.04	28,060
2016	2.47	2.72	35,048
2015	2.45	2.47	42,331
2014	2.27	2.45	35,935
2013	1.66	2.27	1,946
DWS Mid Cap Value Fund S Class – 06-632
Band 125
2020	$3.15	$3.70	4,594
2019	2.49	3.15	31,366
2018	3.04	2.49	84,761
2017	2.72	3.04	71,288
2016	2.47	2.72	20,477
2015	2.45	2.47	14,134
2014	2.27	2.45	11,670
2013	1.66	2.27	1,594
2012	1.43	1.66	89
2011	1.54	1.43	45
DWS RREEF Real Assets Fund A Class – 06-621
Band 125
2020	$1.64	$1.68	20,176
2019	1.37	1.64	83,122
2018	1.47	1.37	23,953
2017	1.30	1.47	3,484
2016	1.26	1.30	135,784
2015	1.41	1.26	114,255
2014	1.39	1.41	136,931
2013	1.40	1.39	92,885
2012	1.29	1.40	44,806
2011	1.36	1.29	4,594

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.88	$1.95	–
2019	1.55	1.88	54,904
2018	1.64	1.55	51,862
2017	1.43	1.64	50,328
2016	1.37	1.43	47,942
2015	1.52	1.37	45,471
2014	1.47	1.52	49,299
2013	1.46	1.47	45,808
2012	1.34	1.46	41,254
2011	1.39	1.34	11,080
DWS RREEF Real Assets Fund S Class – 06-631
Band 125
2020	$1.68	$1.72	169
2019	1.40	1.68	7,798
2018	1.49	1.40	13,492
2017	1.31	1.49	41,726
2016	1.28	1.31	44,421
2015	1.43	1.28	46,263
2014	1.40	1.43	16,116
DWS RREEF Real Estate Securities Fund A Class – 06-613
Band 125
2020	$2.00	$1.87	229,123
2019	1.57	2.00	282,826
2018	1.64	1.57	337,425
2017	1.57	1.64	426,983
2016	1.49	1.57	356,220
2015	1.47	1.49	709,360
2014	1.13	1.47	735,250
2013	1.15	1.13	547,199
2012	1.00	1.15	457,543
2011	1.00 (06/23/11)	1.00	9,538
Band 0
2020	$2.22	$2.11	17,521
2019	1.72	2.22	16,589
2018	1.78	1.72	52,644
2017	1.68	1.78	62,910
2016	1.57	1.68	86,268
2015	1.54	1.57	75,031
2014	1.17	1.54	110,709
2013	1.17	1.17	96,180
2012	1.00	1.17	238,363
2011	1.00 (06/23/11)	1.00	200,962
DWS RREEF Real Estate Securities Fund R6 Class – 06-CWH
Band 125
2020	$1.30	$1.23	1,437,286
2019	1.02	1.30	2,176,630
2018	1.06	1.02	1,960,494
2017	1.01	1.06	339,595

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS RREEF Real Estate Securities Fund S Class – 06-617
Band 125
2020	$2.04	$1.91	2,178,086
2019	1.60	2.04	3,200,603
2018	1.67	1.60	2,391,346
2017	1.59	1.67	3,054,294
2016	1.50	1.59	2,966,522
2015	1.48	1.50	2,846,030
2014	1.14	1.48	3,054,657
2013	1.16	1.14	1,535,405
2012	1.00	1.16	595,390
2011	1.00 (06/23/11)	1.00	309,548
DWS Small Cap Core Fund A Class – 06-GGK
Band 125
2020	$1.05	$1.19	161,596
2019	0.88	1.05	148,126
2018	1.04	0.88	94,060
2017	1.00 (10/30/17)	1.04	79,737
DWS Small Cap Core Fund S Class – 06-GGM
Band 125
2020	$1.06	$1.20	42,137
2019	0.88	1.06	59,759
2018	1.04	0.88	86,453
2017	1.00 (10/30/17)	1.04	43,522
DFA Commodity Strategy Portfolio Institutional Class – 06-GKJ
Band 125
2020	$0.98	$0.95	502,115
2019	0.92	0.98	363,133
2018	1.05	0.92	325,796
DFA Emerging Markets Core Equity Portfolio Institutional Class – 06-3F9
Band 125
2020	$1.04	$1.17	375,624
2019	0.91	1.04	303,419
2018	1.00 (06/21/18)	0.91	344,282
DFA Emerging Markets Portfolio Institutional Class – 06-CWJ
Band 125
2020	$1.28	$1.44	1,535,558
2019	1.12	1.28	1,148,659
2018	1.31	1.12	984,497
2017	0.97	1.31	84,541
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl – 06-3CV
Band 125
2020	$1.04	$1.18	9,138
2019	0.91	1.04	3,203
2018	1.00 (06/21/18)	0.91	353

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Emerging Markets Value R2 Class – 06-988
Band 125
2020	$0.96	$0.97	63,738
2019	0.89	0.96	59,456
2018	1.02	0.89	77,522
2017	0.77	1.02	96,452
2016	0.66	0.77	48,324
2015	0.82	0.66	46,614
2014	0.87	0.82	68,093
2013	0.92	0.87	5,426,348
2012	0.78	0.92	576,446
2011	1.00 (06/23/11)	0.78	283,839
DFA Five-Year Global Fixed Income Portfolio Institutional Class – 06-3C4
Band 125
2020	$1.04	$1.05	–
2019	1.02	1.04	4,336
2018	1.00 (05/17/18)	1.02	2,943
DFA Global Allocation 25/75 Portfolio R2 Class – 06-989
Band 125
2020	$1.21	$1.28	–
2019	1.12	1.21	–
2018	1.16	1.12	–
2017	1.10	1.16	–
2016	1.07	1.10	–
2015	1.09	1.07	–
2014	1.08	1.09	–
2013	1.04	1.08	1,831,664
2012	0.98	1.04	1,858,825
DFA Global Allocation 60/40 Portfolio Institutional Class – 06-CWM
Band 125
2020	$1.21	$1.33	2,313
2019	1.03	1.21	1,201
2018	1.12	1.03	324
2017	0.99	1.12	22
DFA Global Allocation 60/40 Portfolio R2 Class – 06-991
Band 125
2020	$1.54	$1.70	452
2019	1.33	1.54	64,252
2018	1.44	1.33	47,429
2017	1.28	1.44	34,761
2016	1.19	1.28	83,626
2015	1.23	1.19	98,500
2014	1.20	1.23	58,313
2013	1.05	1.20	10,142,362
2012	0.95	1.05	9,642,950
DFA Global Equity Portfolio Institutional Class – 06-CWN
Band 125
2020	$1.30	$1.46	2,312,266
2019	1.04	1.30	3,542,594
2018	1.19	1.04	3,750,163
2017	0.99	1.19	1,862,945

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Global Equity Portfolio R2 Class – 06-992
Band 125
2020	$1.92	$2.15	971,644
2019	1.54	1.92	2,273,422
2018	1.77	1.54	2,327,497
2017	1.47	1.77	3,615,403
2016	1.32	1.47	4,170,697
2015	1.38	1.32	3,922,842
2014	1.34	1.38	985,900
2013	1.05	1.34	1,693,548
2012	0.90	1.05	1,561,258
2011	1.00 (06/23/11)	0.90	2,742
Band 0
2020	$2.14	$2.42	–
2019	1.69	2.14	657,042
2018	1.92	1.69	627,766
2017	1.57	1.92	548,750
2016	1.40	1.57	503,319
DFA Global Real Estate Securities Portfolio – 06-3CW
Band 125
2020	$1.20	$1.10	455,308
2019	0.96	1.20	373,671
2018	1.00 (06/21/18)	0.96	364,189
DFA Inflation-Protected Securities Portfolio Institutional Class – 06-GKK
Band 125
2020	$1.05	$1.15	505,995
2019	0.98	1.05	195,873
2018	1.00	0.98	129,772
DFA Interm Gov Fixed Inc Institutional Class – 06-4FV
Band 125
2020	$1.00	$1.08	2,932
DFA International Core Equity Portfolio Institutional Class – 06-CWP
Band 125
2020	$1.23	$1.31	2,573,892
2019	1.03	1.23	4,039,403
2018	1.26	1.03	1,114,125
2017	0.99	1.26	353,703
DFA International Small Company Portfolio Institutional Class – 06-CWR
Band 125
2020	$1.26	$1.35	55,818
2019	1.02	1.26	11,294
2018	1.29	1.02	10,602
DFA International Sustainability Core 1 Portfolio – 06-3C7
Band 125
2020	$1.01	$1.12	243,525
2019	0.83	1.01	223,833
2018	1.00 (05/17/18)	0.83	37,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA International Value R2 Class – 06-993
Band 125
2020	$1.19	$1.14	48,479
2019	1.04	1.19	54,067
2018	1.28	1.04	91,601
2017	1.03	1.28	254
2016	0.97	1.03	–
2015	1.05	0.97	–
2014	1.14	1.05	–
2013	0.94	1.14	579,713
2012	0.82	0.94	504,704
2011	1.00 (06/23/11)	0.82	2,156
DFA Investment Grade Portfolio Institutional Class – 06-CWT
Band 125
2020	$1.09	$1.18	245,896
2019	1.00	1.09	1,167,941
2018	1.02	1.00	1,100,228
2017	1.00	1.02	479,872
DFA Real Estate Securities Portfolio Institutional Class – 06-CWV
Band 125
2020	$1.28	$1.20	3,477,456
2019	1.01	1.28	2,709,352
2018	1.05	1.01	1,175,074
2017	1.01	1.05	109,407
Band 75
2020	$1.30	$1.22	49,619
2019	1.02	1.30	46,466
2018	1.06	1.02	45,650
DFA U.S. Large Cap Growth Portfolio Institutional Class – 06-CWW
Band 125
2020	$1.55	$1.87	1,634,367
2019	1.19	1.55	1,580,063
2018	1.23	1.19	1,364,004
2017	0.99	1.23	1,452,974
DFA U.S. Large Cap Value Portfolio Institutional Class – 06-3C3
Band 125
2020	$1.08	$1.06	396,569
2019	0.87	1.08	279,162
2018	1.00 (05/17/18)	0.87	217
DFA U.S. Large Company Portfolio – 06-CWX
Band 125
2020	$1.47	$1.72	1,395,547
2019	1.13	1.47	1,242,063
2018	1.20	1.13	1,452,580
2017	1.00	1.20	546,244
DFA U.S. Small Cap Growth Portfolio Institutional Class – 06-CWY
Band 125
2020	$1.21	$1.43	–
2019	0.97	1.21	21,550
2018	1.12	0.97	23,247
2017	0.98	1.12	8,696

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2020	$1.23	$1.46	–
2019	0.98	1.23	200,235
2018	1.13	0.98	275,969
DFA U.S. Small Cap Portfolio Institutional Class – 06-GFK
Band 125
2020	$1.10	$1.21	1,135,377
2019	0.92	1.10	1,118,882
2018	1.07	0.92	438,834
2017	1.00 (07/21/17)	1.07	404,997
DFA U.S. Sustainability Core 1 Portfolio – 06-3C6
Band 125
2020	$1.17	$1.40	111,207
2019	0.89	1.17	34,286
2018	1.00 (05/17/18)	0.89	22,900
DFA U.S. Targeted Value Portfolio Institutional Class – 06-CXC
Band 125
2020	$1.05	$1.08	7,004,526
2019	0.88	1.05	8,509,036
2018	1.05	0.88	6,858,979
2017	0.97	1.05	1,845,897
DFA U.S. Targeted Value Portfolio R2 Class – 06-994
Band 125
2020	$1.90	$1.95	2,272,568
2019	1.59	1.90	2,521,437
2018	1.92	1.59	2,965,915
2017	1.78	1.92	5,214,876
2016	1.42	1.78	4,848,747
2015	1.53	1.42	4,864,256
2014	1.51	1.53	3,912,244
2013	1.07	1.51	1,229,072
2012	0.91	1.07	275,002
2011	1.00 (06/23/11)	0.91	30,387
Band 0
2020	$2.12	$2.19	–
2019	1.75	2.12	387,647
2018	2.08	1.75	537,634
2017	1.90	2.08	542,763
2016	1.50	1.90	563,041
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl – 06-CXF
Band 125
2020	$1.12	$1.18	1,688,327
2019	1.05	1.12	1,684,848
2018	1.03	1.05	1,389,991
2017	1.01	1.03	970,640

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BNY Mellon Natural Resources Fund I Class – 06-CCY
Band 125
2020	$0.99	$1.04	346,677
2019	0.86	0.99	242,163
2018	1.06	0.86	389,519
2017	0.94	1.06	314,237
2016	0.74	0.94	514,958
2015	1.00 (05/21/15)	0.74	78,557
BNY Mellon Natural Resources Fund Y Class – 06-39Y
Band 125
2020	$0.86	$0.91	416,192
Federated High Yield Trust Institutional Class – 06-788
Band 125
2020	$1.26	$1.33	186,075
2019	1.10	1.26	784,052
2018	1.17	1.10	1,777,666
2017	1.10	1.17	1,845,407
2016	0.97	1.10	2,738,963
2015	1.01	0.97	694,053
Federated High Yield Trust R6 Class – 06-GKM
Band 125
2020	$1.08	$1.14	109,913
2019	0.95	1.08	119,939
2018	1.01	0.95	37,492
Federated High Yield Trust Service Class – 06-918
Band 125
2020	$1.24	$1.31	36,339
2019	1.09	1.24	121,782
2018	1.16	1.09	90,031
2017	1.09	1.16	142,154
2016	0.96	1.09	385,267
2015	1.01	0.96	77,831
Federated Institutional High Yield Bond Fund R6 Class – 06-3GV
Band 125
2020	$1.09	$1.14	191,839
Federated International Leaders Fund A Class – 06-065
Band 125
2020	$1.06	$1.21	151,731
2019	0.85	1.06	196,316
2018	1.09	0.85	510,665
2017	0.86	1.09	612,160
2016	0.90	0.86	732,662
2015	0.93	0.90	640,265
2014	1.00 (06/26/14)	0.93	566,284
Band 0
2020	$1.14	$1.31	–
2019	0.90	1.14	–
2018	1.14	0.90	–
2017	0.89	1.14	–
2016	0.91	0.89	929,173

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated International Leaders Fund Institutional Class – 06-049
Band 125
2020	$1.08	$1.23	287,839
2019	0.86	1.08	782,805
2018	1.10	0.86	716,473
2017	0.87	1.10	785,414
2016	0.90	0.87	467,832
2015	0.93	0.90	269,215
Federated Kaufmann Large Cap Fund A Class – 06-066
Band 125
2020	$1.81	$2.29	93,888
2019	1.33	1.81	101,134
2018	1.35	1.33	114,958
2017	1.11	1.35	313,905
2016	1.07	1.11	282,981
2015	1.06	1.07	176,299
Federated Kaufmann Large Cap Fund Institutional Class – 06-050
Band 125
2020	$1.83	$2.32	305,129
2019	1.34	1.83	535,503
2018	1.36	1.34	444,177
2017	1.11	1.36	412,591
2016	1.08	1.11	317,170
2015	1.06	1.08	408,084
Federated Kaufmann Large Cap Fund R6 Class – 06-CXG
Band 125
2020	$1.64	$2.08	165,154
2019	1.20	1.64	133,914
2018	1.21	1.20	115,283
Federated MDT All Cap Core Fund A Class – 06-067
Band 125
2020	$1.55	$1.86	35,234
2019	1.24	1.55	32,579
2018	1.29	1.24	967
2017	1.09	1.29	157,224
2016	0.98	1.09	141,831
2015	1.04	0.98	6,712
Federated MDT All Cap Core Fund Institutional Class – 06-051
Band 125
2020	$1.58	$1.90	59,713
2019	1.26	1.58	57,233
2018	1.31	1.26	53,740
2017	1.09	1.31	38,786
2016	0.99	1.09	675
2015	1.04	0.99	75
Federated MDT Small Cap Core A Class – 06-4FR
Band 125
2020	$1.04	$1.20	180,814
2019	1.00 (11/06/19)	1.04	197,987

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated MDT Small Cap Core Institutional Class – 06-4FT
Band 125
2020	$1.04	$1.20	171,013
2019	1.00 (11/06/19)	1.04	307,785
Federated MDT Small Cap Growth Fund A Class – 06-FTW
Band 125
2020	$1.24	$1.58	18,780
2019	1.04	1.24	85,982
2018	1.12	1.04	72,568
Federated MDT Small Cap Growth Fund Institutional Class – 06-FTV
Band 125
2020	$1.25	$1.60	249,769
2019	1.04	1.25	336,017
2018	1.12	1.04	68,163
Federated MDT Small Cap Growth Fund R6 Class – 06-FTX
Band 125
2020	$1.25	$1.60	113,607
2019	1.04	1.25	94,499
2018	1.12	1.04	150,574
Fidelity 500 Index Fund – 06-3HR
Band 125
2020	$1.14	$1.34	32,268,998
2019	0.88	1.14	18,463,066
2018	1.00 (08/23/18)	0.88	2,531
Fidelity Advisor Balanced Fund I Class – 06-FTY
Band 125
2020	$1.23	$1.49	184,672
2019	1.00	1.23	165,797
2018	1.06	1.00	146,451
Fidelity Advisor Balanced Fund M Class – 06-FVC
Band 125
2020	$1.21	$1.46	58,663
2019	1.00	1.21	56,728
2018	1.06	1.00	56,147
Fidelity Advisor Balanced Fund Z Class – 06-FVF
Band 125
2020	$1.23	$1.49	470,241
2019	1.01	1.23	463,755
2018	1.06	1.01	515,758
Fidelity Advisor Diversified International Fund M Class – 06-280
Band 125
2020	$2.81	$3.30	845
2019	2.20	2.81	846
2018	2.65	2.20	2,142
2017	2.12	2.65	2,258
2016	2.22	2.12	16,330
2015	2.17	2.22	17,773
2014	2.28	2.17	60,802
2013	1.84	2.28	64,801
2012	1.55	1.84	66,547
2011	1.82	1.55	66,949

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Diversified International Fund Z Class – 06-FVG
Band 125
2020	$1.16	$1.37	151,096
2019	0.90	1.16	14,396
2018	1.08	0.90	28,544
Fidelity Advisor Diversified Stock Fund Institutional Class – 06-028
Band 125
2020	$1.70	$2.14	17,481
2019	1.34	1.70	15,553
2018	1.44	1.34	14,136
2017	1.22	1.44	171,986
2016	1.06	1.22	302,672
2015	1.13	1.06	579,537
2014	1.03	1.13	442,967
Fidelity Advisor Diversified Stock Fund M Class – 06-045
Band 125
2020	$1.64	$2.05	–
2019	1.30	1.64	–
2018	1.40	1.30	–
2017	1.20	1.40	67,916
2016	1.05	1.20	280,252
2015	1.13	1.05	368,164
2014	1.03	1.13	434,402
Fidelity Advisor Dividend Growth Fund M Class – 06-255
Band 125
2020	$2.95	$2.96	143,830
2019	2.34	2.95	194,374
2018	2.55	2.34	185,408
2017	2.17	2.55	281,488
2016	2.04	2.17	423,020
2015	2.10	2.04	440,446
2014	1.91	2.10	424,814
2013	1.48	1.91	574,454
2012	1.26	1.48	513,362
2011	1.41	1.26	442,190
Band 100
2020	$3.07	$3.09	28,219
2019	2.43	3.07	51,462
2018	2.65	2.43	51,040
2017	2.24	2.65	162,795
2016	2.11	2.24	177,522
2015	2.15	2.11	185,661
2014	1.96	2.15	202,449
2013	1.51	1.96	2,465
2012	1.29	1.51	2,162
2011	1.43	1.29	1,792
Fidelity Advisor Energy Fund I Class – 06-34W
Band 125
2020	$0.87	$0.58	120,869

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Energy Fund M Class – 06-34X
Band 125
2020	$0.86	$0.57	76,309
2019	0.80	0.86	56,150
Fidelity Advisor Equity Growth Fund M Class – 06-120
Band 125
2020	$0.34	$0.48	2,296,355
2019	0.26	0.34	1,969,146
2018	0.26	0.26	1,904,607
2017	0.20	0.26	2,089,080
2016	0.20	0.20	3,122,780
2015	0.19	0.20	3,972,680
2014	0.17	0.19	3,972,680
2013	0.13	0.17	3,809,070
2012	0.12	0.13	4,676,640
2011	0.12	0.12	5,128,690
Band 100
2020	$0.35	$0.50	131,192
2019	0.27	0.35	179,885
2018	0.27	0.27	236,736
2017	0.20	0.27	376,640
2016	0.21	0.20	174,890
2015	0.20	0.21	156,930
2014	0.18	0.20	290,010
Band 50
2020	$0.38	$0.54	3,601,073
2019	0.29	0.38	4,544,727
2018	0.29	0.29	4,906,615
2017	0.22	0.29	5,505,320
2016	0.22	0.22	5,759,810
2015	0.21	0.22	5,727,670
2014	0.19	0.21	5,223,990
2013	0.14	0.19	650,285
2012	0.12	0.14	5,741,890
2011	0.12	0.12	6,719,680
Fidelity Advisor Equity Income Fund M Class – 06-260
Band 125
2020	$2.86	$2.85	71,196
2019	2.28	2.86	111,238
2018	2.59	2.28	115,258
2017	2.34	2.59	119,894
2016	2.02	2.34	130,318
2015	2.14	2.02	307,098
2014	2.01	2.14	319,183
2013	1.60	2.01	335,706
2012	1.39	1.60	359,567
2011	1.40	1.39	400,737

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.98	$2.98	49,120
2019	2.37	2.98	3,532
2018	2.68	2.37	3,816
2017	2.42	2.68	10,173
2016	2.08	2.42	5,865
2015	2.20	2.08	8,111
Band 50
2020	$3.23	$3.25	66,470
2019	2.56	3.23	86,983
2018	2.88	2.56	124,740
2017	2.58	2.88	127,099
2016	2.21	2.58	127,274
2015	2.33	2.21	131,688
2014	2.17	2.33	186,504
2013	1.71	2.17	209,346
2012	1.48	1.71	231,045
2011	1.48	1.48	344,040
Band 0
2020	$3.55	$3.58	–
2019	2.80	3.55	–
2018	3.13	2.80	–
2017	2.79	3.13	–
2016	2.38	2.79	–
2015	2.50	2.38	–
2014	2.31	2.50	–
2013	1.81	2.31	–
2012	1.56	1.81	–
2011	1.55	1.56	33,784
Fidelity Advisor Freedom 2010 Fund I Class – 06-CCH
Band 125
2020	$1.20	$1.31	109,709
2019	1.06	1.20	43,554
2018	1.11	1.06	49,261
2017	1.00	1.11	55,236
2016	0.95	1.00	86,712
2015	1.00 (05/21/15)	0.95	101,387
Fidelity Advisor Freedom 2010 Fund M Class – 06-195
Band 125
2020	$1.68	$1.83	273,690
2019	1.49	1.68	404,685
2018	1.56	1.49	443,227
2017	1.42	1.56	452,429
2016	1.36	1.42	598,184
2015	1.39	1.36	1,240,865
2014	1.35	1.39	1,658,457
2013	1.24	1.35	3,011,856
2012	1.15	1.24	5,413,226
2011	1.17	1.15	6,003,149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.74	$1.90	32,929
2019	1.54	1.74	280,124
2018	1.62	1.54	274,124
2017	1.46	1.62	317,288
2016	1.39	1.46	342,686
2015	1.42	1.39	366,846
2014	1.38	1.42	404,225
2013	1.27	1.38	481,849
2012	1.17	1.27	528,369
2011	1.18	1.17	539,122
Band 0
2020	$2.02	$2.23	–
2019	1.77	2.02	–
2018	1.84	1.77	–
2017	1.65	1.84	–
2016	1.55	1.65	70,437
2015	1.57	1.55	293,175
2014	1.51	1.57	274,524
2013	1.37	1.51	239,195
2012	1.25	1.37	563,501
2011	1.26	1.25	874,492
Fidelity Advisor Freedom 2015 Fund I Class – 06-CCJ
Band 125
2020	$1.23	$1.36	230,735
2019	1.06	1.23	238,789
2018	1.12	1.06	340,423
2017	1.00	1.12	308,491
2016	0.94	1.00	208,658
2015	1.00 (05/21/15)	0.94	349,845
Fidelity Advisor Freedom 2015 Fund M Class – 06-101
Band 125
2020	$1.76	$1.94	550,676
2019	1.53	1.76	781,239
2018	1.63	1.53	816,441
2017	1.45	1.63	925,275
2016	1.38	1.45	1,268,081
2015	1.42	1.38	2,628,162
2014	1.37	1.42	4,322,131
2013	1.25	1.37	7,464,193
2012	1.15	1.25	12,403,755
2011	1.18	1.15	14,122,945
Band 100
2020	$1.83	$2.02	103,259
2019	1.59	1.83	117,555
2018	1.68	1.59	130,071
2017	1.50	1.68	137,851
2016	1.42	1.50	165,083
2015	1.45	1.42	254,208
2014	1.40	1.45	320,164
2013	1.28	1.40	–
2012	1.17	1.28	–
2011	1.19	1.17	–

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.97	$2.18	24,427
2019	1.70	1.97	24,430
2018	1.79	1.70	24,433
2017	1.59	1.79	39,771
2016	1.50	1.59	51,727
2015	1.52	1.50	68,724
2014	1.47	1.52	47,271
2013	1.33	1.47	88,979
2012	1.21	1.33	58,168
2011	1.23	1.21	28,895
Band 0
2020	$2.12	$2.36	–
2019	1.82	2.12	–
2018	1.91	1.82	–
2017	1.68	1.91	–
2016	1.58	1.68	310,233
2015	1.60	1.58	310,502
2014	1.53	1.60	672,457
2013	1.38	1.53	695,969
2012	1.25	1.38	925,665
2011	1.26	1.25	715,419
Fidelity Advisor Freedom 2020 Fund I Class – 06-CCK
Band 125
2020	$1.25	$1.40	503,464
2019	1.07	1.25	657,719
2018	1.13	1.07	1,119,483
2017	1.00	1.13	1,169,564
2016	0.94	1.00	743,029
2015	1.00 (05/21/15)	0.94	886,103
Fidelity Advisor Freedom 2020 Fund M Class – 06-102
Band 125
2020	$1.79	$1.99	1,545,103
2019	1.53	1.79	2,471,057
2018	1.64	1.53	2,699,537
2017	1.45	1.64	2,749,184
2016	1.37	1.45	3,985,887
2015	1.41	1.37	5,968,101
2014	1.36	1.41	7,198,634
2013	1.23	1.36	10,028,587
2012	1.12	1.23	14,036,695
2011	1.15	1.12	14,968,176
Band 100
2020	$1.85	$2.07	630,313
2019	1.59	1.85	1,299,717
2018	1.69	1.59	1,312,613
2017	1.49	1.69	1,579,627
2016	1.41	1.49	1,625,764
2015	1.44	1.41	1,421,674
2014	1.39	1.44	1,417,709
2013	1.25	1.39	916,314
2012	1.14	1.25	1,022,868
2011	1.17	1.14	939,111

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.00	$2.24	181,942
2019	1.70	2.00	258,609
2018	1.80	1.70	385,007
2017	1.58	1.80	385,878
2016	1.49	1.58	350,892
2015	1.51	1.49	586,307
2014	1.45	1.51	570,079
2013	1.30	1.45	242,855
2012	1.18	1.30	218,638
2011	1.20	1.18	179,774
Band 0
2020	$2.15	$2.43	–
2019	1.82	2.15	–
2018	1.92	1.82	–
2017	1.68	1.92	–
2016	1.57	1.68	121,801
2015	1.59	1.57	280,752
2014	1.52	1.59	428,595
2013	1.35	1.52	526,361
2012	1.22	1.35	1,235,158
2011	1.24	1.22	2,838,097
Fidelity Advisor Freedom 2025 Fund I Class – 06-CCM
Band 125
2020	$1.27	$1.43	1,244,539
2019	1.07	1.27	1,404,673
2018	1.14	1.07	1,491,274
2017	0.99	1.14	1,310,561
2016	0.94	0.99	661,921
2015	1.00 (05/21/15)	0.94	701,247
Fidelity Advisor Freedom 2025 Fund M Class – 06-103
Band 125
2020	$1.88	$2.11	784,451
2019	1.59	1.88	1,672,612
2018	1.71	1.59	1,700,222
2017	1.50	1.71	1,887,285
2016	1.42	1.50	2,161,344
2015	1.45	1.42	3,686,971
2014	1.40	1.45	4,654,005
2013	1.23	1.40	7,225,631
2012	1.11	1.23	10,735,273
2011	1.15	1.11	11,460,614
Band 100
2020	$1.95	$2.20	141,171
2019	1.65	1.95	141,198
2018	1.77	1.65	171,830
2017	1.54	1.77	236,121
2016	1.46	1.54	259,071
2015	1.49	1.46	384,174
2014	1.43	1.49	530,717
2013	1.25	1.43	–
2012	1.13	1.25	–
2011	1.17	1.13	–

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.10	$2.38	115,715
2019	1.77	2.10	115,783
2018	1.89	1.77	155,590
2017	1.64	1.89	166,958
2016	1.54	1.64	167,866
2015	1.56	1.54	208,772
2014	1.50	1.56	170,792
2013	1.30	1.50	98,479
2012	1.17	1.30	100,715
2011	1.21	1.17	4,234
Band 0
2020	$2.27	$2.57	–
2019	1.89	2.27	–
2018	2.01	1.89	–
2017	1.74	2.01	–
2016	1.62	1.74	943,281
2015	1.64	1.62	1,106,386
2014	1.57	1.64	1,023,276
2013	1.36	1.57	946,328
2012	1.21	1.36	1,360,533
2011	1.24	1.21	1,514,004
Fidelity Advisor Freedom 2030 Fund I Class – 06-CCN
Band 125
2020	$1.31	$1.48	1,680,792
2019	1.08	1.31	1,736,969
2018	1.17	1.08	2,043,701
2017	0.99	1.17	1,924,274
2016	0.93	0.99	1,192,207
2015	1.00 (05/21/15)	0.93	955,173
Fidelity Advisor Freedom 2030 Fund M Class – 06-106
Band 125
2020	$1.92	$2.17	2,140,400
2019	1.59	1.92	3,206,768
2018	1.73	1.59	3,493,878
2017	1.48	1.73	3,130,161
2016	1.39	1.48	3,845,147
2015	1.43	1.39	5,365,301
2014	1.38	1.43	6,665,118
2013	1.19	1.38	8,880,891
2012	1.07	1.19	11,953,765
2011	1.12	1.07	12,479,745
Band 100
2020	$2.00	$2.26	300,431
2019	1.65	2.00	818,127
2018	1.79	1.65	821,251
2017	1.52	1.79	968,926
2016	1.43	1.52	980,003
2015	1.46	1.43	977,226
2014	1.41	1.46	821,240
2013	1.22	1.41	702,787
2012	1.09	1.22	663,955
2011	1.14	1.09	607,081

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.15	$2.45	120,784
2019	1.77	2.15	136,176
2018	1.91	1.77	81,437
2017	1.62	1.91	88,446
2016	1.51	1.62	101,705
2015	1.54	1.51	113,929
2014	1.47	1.54	91,837
2013	1.27	1.47	89,553
2012	1.13	1.27	25,956
2011	1.17	1.13	13,262
Band 0
2020	$2.32	$2.65	–
2019	1.89	2.32	–
2018	2.04	1.89	–
2017	1.72	2.04	–
2016	1.60	1.72	533,022
2015	1.62	1.60	985,252
2014	1.54	1.62	1,089,068
2013	1.32	1.54	949,696
2012	1.17	1.32	1,386,131
2011	1.21	1.17	2,180,406
Fidelity Advisor Freedom 2035 Fund I Class – 06-CCP
Band 125
2020	$1.34	$1.54	1,008,300
2019	1.08	1.34	942,223
2018	1.19	1.08	1,025,134
2017	0.99	1.19	990,386
2016	0.92	0.99	646,280
2015	1.00 (05/21/15)	0.92	621,600
Fidelity Advisor Freedom 2035 Fund M Class – 06-107
Band 125
2020	$2.01	$2.31	1,609,491
2019	1.63	2.01	1,883,246
2018	1.80	1.63	1,787,884
2017	1.51	1.80	1,692,400
2016	1.42	1.51	1,678,669
2015	1.45	1.42	2,729,255
2014	1.40	1.45	3,337,021
2013	1.19	1.40	5,443,162
2012	1.06	1.19	7,259,926
2011	1.12	1.06	7,923,041
Band 100
2020	$2.09	$2.40	117,460
2019	1.69	2.09	122,408
2018	1.86	1.69	142,278
2017	1.55	1.86	282,239
2016	1.46	1.55	311,965
2015	1.49	1.46	410,556
2014	1.43	1.49	435,251
2013	1.21	1.43	–
2012	1.07	1.21	–
2011	1.14	1.07	–

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.25	$2.60	38,647
2019	1.81	2.25	40,158
2018	1.98	1.81	41,173
2017	1.65	1.98	42,442
2016	1.54	1.65	42,564
2015	1.56	1.54	32,196
2014	1.50	1.56	25,419
2013	1.26	1.50	18,604
2012	1.11	1.26	11,862
2011	1.17	1.11	5,519
Band 0
2020	$2.42	$2.81	–
2019	1.94	2.42	–
2018	2.11	1.94	–
2017	1.75	2.11	–
2016	1.62	1.75	184,634
2015	1.64	1.62	428,614
2014	1.56	1.64	709,589
2013	1.31	1.56	689,886
2012	1.15	1.31	1,583,681
2011	1.21	1.15	1,574,114
Fidelity Advisor Freedom 2040 Fund I Class – 06-CCR
Band 125
2020	$1.35	$1.56	898,055
2019	1.08	1.35	968,717
2018	1.19	1.08	1,086,017
2017	0.99	1.19	978,772
2016	0.92	0.99	933,353
2015	1.00 (05/21/15)	0.92	683,903
Fidelity Advisor Freedom 2040 Fund M Class – 06-108
Band 125
2020	$2.02	$2.33	945,800
2019	1.62	2.02	1,659,198
2018	1.80	1.62	1,711,691
2017	1.50	1.80	1,624,136
2016	1.41	1.50	1,909,524
2015	1.45	1.41	2,883,311
2014	1.40	1.45	3,873,514
2013	1.18	1.40	6,097,507
2012	1.05	1.18	8,023,085
2011	1.12	1.05	8,912,034
Band 100
2020	$2.09	$2.42	228,369
2019	1.68	2.09	380,286
2018	1.86	1.68	413,297
2017	1.55	1.86	414,029
2016	1.45	1.55	413,141
2015	1.48	1.45	475,066
2014	1.43	1.48	468,577
2013	1.20	1.43	183,955
2012	1.07	1.20	165,452
2011	1.13	1.07	142,167

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.25	$2.62	48,179
2019	1.80	2.25	48,951
2018	1.98	1.80	49,013
2017	1.64	1.98	60,102
2016	1.53	1.64	60,216
2015	1.56	1.53	45,930
2014	1.49	1.56	13,964
2013	1.25	1.49	10,267
2012	1.10	1.25	4,717
2011	1.17	1.10	15,695
Band 0
2020	$2.43	$2.84	–
2019	1.93	2.43	–
2018	2.11	1.93	–
2017	1.74	2.11	–
2016	1.62	1.74	769,516
2015	1.64	1.62	894,197
2014	1.56	1.64	1,814,155
2013	1.30	1.56	2,216,911
2012	1.14	1.30	3,775,238
2011	1.20	1.14	4,250,155
Fidelity Advisor Freedom 2045 Fund I Class – 06-CCT
Band 125
2020	$1.35	$1.56	742,118
2019	1.08	1.35	906,350
2018	1.19	1.08	937,868
2017	0.99	1.19	757,383
2016	0.92	0.99	653,646
2015	1.00 (05/21/15)	0.92	598,193
Fidelity Advisor Freedom 2045 Fund M Class – 06-284
Band 125
2020	$1.58	$1.82	662,692
2019	1.27	1.58	1,029,036
2018	1.41	1.27	1,055,434
2017	1.18	1.41	976,970
2016	1.10	1.18	975,219
2015	1.13	1.10	1,479,293
2014	1.09	1.13	2,154,882
2013	0.92	1.09	3,095,269
2012	0.81	0.92	3,857,436
2011	0.87	0.81	4,278,125
Band 100
2020	$1.63	$1.88	132,017
2019	1.31	1.63	132,175
2018	1.44	1.31	140,630
2017	1.20	1.44	177,901
2016	1.13	1.20	183,848
2015	1.15	1.13	151,519
2014	1.11	1.15	138,610
2013	0.93	1.11	6,821

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.73	$2.02	45,233
2019	1.38	1.73	45,382
2018	1.52	1.38	45,539
2017	1.26	1.52	45,700
2016	1.18	1.26	45,886
2015	1.20	1.18	47,296
2014	1.15	1.20	31,181
2013	0.96	1.15	19,841
2012	0.84	0.96	9,330
2011	0.89	0.84	4,775
Band 0
2020	$1.85	$2.16	–
2019	1.47	1.85	–
2018	1.61	1.47	–
2017	1.33	1.61	–
2016	1.23	1.33	826,084
2015	1.25	1.23	1,258,937
2014	1.19	1.25	1,225,380
2013	0.98	1.19	1,113,020
2012	0.86	0.98	1,212,506
2011	0.91	0.86	1,128,954
Fidelity Advisor Freedom 2050 Fund I Class – 06-CCV
Band 125
2020	$1.35	$1.56	1,025,689
2019	1.08	1.35	1,075,476
2018	1.19	1.08	1,188,782
2017	0.99	1.19	971,872
2016	0.92	0.99	866,212
2015	1.00 (05/21/15)	0.92	619,395
Fidelity Advisor Freedom 2050 Fund M Class – 06-286
Band 125
2020	$1.56	$1.80	754,229
2019	1.25	1.56	970,000
2018	1.39	1.25	908,265
2017	1.16	1.39	787,409
2016	1.09	1.16	851,936
2015	1.12	1.09	1,246,853
2014	1.08	1.12	1,949,971
2013	0.90	1.08	2,353,264
2012	0.80	0.90	2,705,965
2011	0.86	0.80	2,777,533
Band 100
2020	$1.61	$1.86	49,021
2019	1.29	1.61	134,755
2018	1.43	1.29	119,659
2017	1.19	1.43	132,410
2016	1.12	1.19	131,818
2015	1.14	1.12	91,385
2014	1.10	1.14	62,965
2013	0.92	1.10	54,881
2012	0.81	0.92	36,582
2011	0.87	0.81	30,848

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.71	$1.99	65,900
2019	1.37	1.71	66,027
2018	1.50	1.37	82,048
2017	1.25	1.50	98,306
2016	1.16	1.25	105,124
2015	1.19	1.16	50,377
2014	1.13	1.19	28,495
2013	0.94	1.13	41,163
2012	0.83	0.94	25,098
2011	0.88	0.83	25,855
Band 0
2020	$1.83	$2.13	–
2019	1.45	1.83	–
2018	1.59	1.45	–
2017	1.31	1.59	–
2016	1.22	1.31	797,513
2015	1.23	1.22	1,094,684
2014	1.17	1.23	972,941
2013	0.97	1.17	854,837
2012	0.85	0.97	890,020
2011	0.90	0.85	847,405
Fidelity Advisor Freedom 2055 Fund I Class – 06-CCW
Band 125
2020	$1.35	$1.56	684,381
2019	1.08	1.35	626,577
2018	1.19	1.08	737,275
2017	0.99	1.19	504,540
2016	0.92	0.99	317,863
2015	1.00 (05/21/15)	0.92	229,919
Fidelity Advisor Freedom 2055 Fund M Class – 06-394
Band 125
2020	$2.01	$2.31	763,015
2019	1.61	2.01	912,401
2018	1.79	1.61	603,946
2017	1.50	1.79	435,041
2016	1.40	1.50	368,142
2015	1.44	1.40	287,709
2014	1.39	1.44	234,721
2013	1.16	1.39	127,921
2012	1.02	1.16	27,174
Band 100
2020	$2.05	$2.37	15,962
2019	1.64	2.05	15,962
2018	1.81	1.64	15,962
2017	1.51	1.81	15,962
2016	1.42	1.51	15,962
2015	1.45	1.42	17,093
2014	1.40	1.45	21,158

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.13	$2.48	16,322
2019	1.70	2.13	16,378
2018	1.87	1.70	16,436
2017	1.55	1.87	16,504
2016	1.45	1.55	16,584
2015	1.47	1.45	12,564
2014	1.41	1.47	11,950
2013	1.17	1.41	5,600
Band 0
2020	$2.22	$2.59	–
2019	1.76	2.22	–
2018	1.93	1.76	–
2017	1.60	1.93	–
2016	1.48	1.60	55,805
2015	1.50	1.48	71,087
2014	1.43	1.50	36,009
2013	1.17	1.43	13,520
2012	1.02	1.17	2,593
Fidelity Advisor Freedom 2060 Fund I Class – 06-CCX
Band 125
2020	$1.35	$1.56	34,445
2019	1.08	1.35	47,621
2018	1.19	1.08	49,790
2017	0.99	1.19	24,647
2016	0.92	0.99	2,018
Fidelity Advisor Freedom 2060 Fund M Class – 06-CHG
Band 125
2020	$1.40	$1.61	846
2019	1.12	1.40	456
2018	1.25	1.12	63
Fidelity Advisor Freedom Income Fund I Class - 06-CCG
Band 125
2020	$1.14	$1.22	15,568
2019	1.04	1.14	34,533
2018	1.07	1.04	35,334
2017	1.00	1.07	33,587
2016	0.97	1.00	171,092
2015	1.00 (05/21/15)	0.97	181,614
Fidelity Advisor Freedom Income Fund M Class – 06-111
Band 125
2020	$1.43	$1.53	151,511
2019	1.31	1.43	128,242
2018	1.36	1.31	133,684
2017	1.28	1.36	135,553
2016	1.24	1.28	135,629
2015	1.26	1.24	210,240
2014	1.24	1.26	285,067
2013	1.21	1.24	787,663
2012	1.16	1.21	921,412
2011	1.15	1.16	903,555

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.48	$1.59	49,071
2019	1.36	1.48	50,774
2018	1.40	1.36	58,339
2017	1.31	1.40	73,528
2016	1.27	1.31	69,305
2015	1.30	1.27	105,118
2014	1.27	1.30	107,974
Band 0
2020	$1.72	$1.86	–
2019	1.56	1.72	–
2018	1.59	1.56	–
2017	1.48	1.59	–
2016	1.41	1.48	3,457
2015	1.43	1.41	1,051
2014	1.39	1.43	–
2013	1.33	1.39	1,938
2012	1.26	1.33	18
2011	1.24	1.26	7,593
Fidelity Advisor Freedom Blend 2015 Fund Z6 Class – 06-46H
Band 125
2020	$1.04	$1.16	17,979
Fidelity Advisor Freedom Blend 2020 Fund Z6 Class – 06-43N
Band 125
2020	$1.05	$1.18	175,966
Fidelity Advisor Freedom Blend 2025 Fund Z6 Class – 06-43P
Band 125
2020	$1.05	$1.19	877,499
Fidelity Advisor Freedom Blend 2030 Fund Z6 Class – 06-43R
Band 125
2020	$1.06	$1.21	479,186
Fidelity Advisor Freedom Blend 2035 Fund Z6 Class – 06-43T
Band 125
2020	$1.07	$1.24	428,986
Fidelity Advisor Freedom Blend 2040 Fund Z6 Class – 06-43V
Band 125
2020	$1.07	$1.25	217,519
Fidelity Advisor Freedom Blend 2045 Fund Z6 Class – 06-43W
Band 125
2020	$1.07	$1.25	218,746
Fidelity Advisor Freedom Blend 2050 Fund Z6 Class – 06-43X
Band 125
2020	$1.07	$1.25	212,216
Fidelity Advisor Freedom Blend 2055 Fund Z6 Class – 06-43Y
Band 125
2020	$1.07	$1.25	188,216

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom Blend 2060 Fund Z6 Class – 06-44C
Band 125
2020	$1.07	$1.25	75,528
Fidelity Advisor Growth & Income Fund M Class – 06-265
Band 125
2020	$2.99	$3.15	72,268
2019	2.33	2.99	76,132
2018	2.61	2.33	92,242
2017	2.27	2.61	68,463
2016	2.00	2.27	128,458
2015	2.08	2.00	136,221
2014	1.92	2.08	164,030
2013	1.47	1.92	142,149
2012	1.26	1.47	102,373
2011	1.26	1.26	85,428
Band 100
2020	$3.11	$3.29	49,357
2019	2.42	3.11	14,145
2018	2.70	2.42	12,687
2017	2.35	2.70	10,666
2016	2.06	2.35	8,918
2015	2.14	2.06	10,576
2014	1.97	2.14	8,584
2013	1.50	1.97	12,055
2012	1.29	1.50	29,925
2011	1.28	1.29	28,010
Fidelity Advisor Growth Opportunities Fund M Class – 06-125
Band 125
2020	$4.23	$7.03	296,921
2019	3.06	4.23	145,423
2018	2.72	3.06	143,412
2017	2.05	2.72	104,499
2016	2.08	2.05	173,388
2015	2.02	2.08	2,123,843
2014	1.83	2.02	2,262,893
2013	1.36	1.83	284,741
2012	1.16	1.36	296,324
2011	1.16	1.16	187,626
Band 100
2020	$4.40	$7.32	55,655
2019	3.17	4.40	84,106
2018	2.82	3.17	60,084
2017	2.12	2.82	35,214
2016	2.14	2.12	–
2015	2.07	2.14	6,234
2014	1.88	2.07	15,060

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor International Capital Appreciation Fund M Class – 06-155
Band 125
2020	$2.41	$2.90	5,198,044
2019	1.85	2.41	7,632,247
2018	2.16	1.85	–
2017	1.62	2.16	–
2016	1.70	1.62	–
2015	1.68	1.70	–
2014	1.67	1.68	–
2013	1.39	1.67	–
2012	1.13	1.39	872
2011	1.31	1.13	872
Fidelity Advisor International Capital Appreciation Fund Z Class – 06-FVJ
Band 125
2020	$1.25	$1.52	2,774,283
2019	0.96	1.25	2,301,710
2018	1.11	0.96	86,564
Fidelity Advisor Leveraged Company Stock Fund A Class – 06-232
Band 125
2020	$2.13	$2.71	152,479
2019	1.67	2.13	146,044
2018	2.01	1.67	270,761
2017	1.73	2.01	533,723
2016	1.61	1.73	767,858
2015	1.73	1.61	1,245,739
2014	1.66	1.73	1,009,736
2013	1.23	1.66	630,671
2012	0.97	1.23	976,923
2011	1.10	0.97	2,206,045
Fidelity Advisor Leveraged Company Stock Fund M Class – 06-233
Band 125
2020	$2.07	$2.62	282,985
2019	1.62	2.07	542,997
2018	1.96	1.62	706,668
2017	1.69	1.96	1,162,688
2016	1.58	1.69	1,578,186
2015	1.70	1.58	2,112,772
2014	1.64	1.70	2,779,037
2013	1.22	1.64	3,117,489
2012	0.96	1.22	3,030,878
2011	1.09	0.96	3,386,647
Band 100
2020	$2.14	$2.72	73,234
2019	1.67	2.14	72,479
2018	2.01	1.67	67,558
2017	1.74	2.01	62,759
2016	1.61	1.74	61,817
2015	1.73	1.61	57,951
2014	1.67	1.73	54,456
2013	1.24	1.67	32,745

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.28	$2.92	772
2019	1.77	2.28	818
2018	2.13	1.77	821
2017	1.83	2.13	833
2016	1.69	1.83	855
2015	1.81	1.69	919
2014	1.73	1.81	1,201
2013	1.28	1.73	1,227
Band 0
2020	$2.44	$3.13	–
2019	1.89	2.44	–
2018	2.25	1.89	–
2017	1.93	2.25	131,951
2016	1.77	1.93	343,570
2015	1.88	1.77	313,567
2014	1.79	1.88	321,840
2013	1.32	1.79	416,282
2012	1.02	1.32	466,889
2011	1.14	1.02	416,244
Fidelity Advisor New Insights Fund A Class – 06-295
Band 125
2020	$2.96	$3.61	101,306
2019	2.32	2.96	195,901
2018	2.46	2.32	187,753
2017	1.94	2.46	2,728,328
2016	1.85	1.94	2,636,638
2015	1.83	1.85	2,784,320
2014	1.70	1.83	2,117,824
2013	1.30	1.70	2,063,086
2012	1.14	1.30	1,705,153
2011	1.16	1.14	1,055,379
Fidelity Advisor New Insights Fund M Class – 06-166
Band 125
2020	$3.38	$4.11	593,977
2019	2.66	3.38	892,090
2018	2.82	2.66	925,251
2017	2.24	2.82	1,173,188
2016	2.14	2.24	1,821,127
2015	2.12	2.14	2,942,457
2014	1.97	2.12	3,142,808
2013	1.51	1.97	5,362,012
2012	1.32	1.51	4,847,774
2011	1.36	1.32	3,674,789

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$3.50	$4.28	395,193
2019	2.75	3.50	519,931
2018	2.91	2.75	595,450
2017	2.30	2.91	730,105
2016	2.19	2.30	907,687
2015	2.17	2.19	940,202
2014	2.01	2.17	936,739
2013	1.54	2.01	18,005
2012	1.34	1.54	31,384
2011	1.38	1.34	28,976
Band 0
2020	$4.05	$5.00	–
2019	3.15	4.05	–
2018	3.30	3.15	–
2017	2.59	3.30	–
2016	2.44	2.59	–
2015	2.39	2.44	59,962
2014	2.19	2.39	51,699
2013	1.66	2.19	37,775
2012	1.44	1.66	152,795
2011	1.45	1.44	152,877
Fidelity Advisor New Insights Fund Z Class – 06-FVK
Band 125
2020	$1.35	$1.65	–
2019	1.05	1.35	486,391
2018	1.11	1.05	607,022
Fidelity Advisor Real Estate Fund A Class – 06-392
Band 125
2020	$1.80	$1.66	29,714
2019	1.49	1.80	77,652
2018	1.61	1.49	408,478
2017	1.58	1.61	449,168
2016	1.52	1.58	2,086,140
2015	1.49	1.52	2,172,649
2014	1.16	1.49	2,005,074
2013	1.16	1.16	1,288,729
2012	0.99	1.16	223,876
2011	1.00 (06/23/11)	0.99	76,086
Fidelity Advisor Real Estate Fund I Class – 06-047
Band 125
2020	$1.47	$1.36	107,855
2019	1.21	1.47	277,662
2018	1.31	1.21	704,539
2017	1.28	1.31	799,883
2016	1.23	1.28	932,440
2015	1.20	1.23	271,703
2014	1.00 (02/14/14)	1.20	36,647

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Real Estate Fund M Class – 06-391
Band 125
2020	$1.77	$1.62	23,843
2019	1.46	1.77	22,479
2018	1.59	1.46	21,701
2017	1.56	1.59	38,222
2016	1.50	1.56	268,614
2015	1.47	1.50	258,457
2014	1.16	1.47	239,983
2013	1.16	1.16	161,912
2012	0.99	1.16	135,355
2011	1.00 (06/23/11)	0.99	83,192
Fidelity Advisor Small Cap Fund A Class – 06-393
Band 125
2020	$1.73	$2.00	2
2019	1.33	1.73	6,708
2018	1.62	1.33	6,641
2017	1.44	1.62	6,575
2016	1.34	1.44	221
2015	1.38	1.34	198
2014	1.28	1.38	193
2013	0.94	1.28	29,300
2012	0.90	0.94	79,329
Band 0
2020	$1.93	$2.26	–
2019	1.46	1.93	–
2018	1.75	1.46	–
2017	1.54	1.75	–
2016	1.41	1.54	–
2015	1.44	1.41	4,922
2014	1.32	1.44	306
Fidelity Advisor Small Cap Fund M Class – 06-275
Band 125
2020	$4.09	$4.72	393,334
2019	3.14	4.09	531,480
2018	3.83	3.14	644,241
2017	3.42	3.83	989,508
2016	3.18	3.42	1,269,516
2015	3.29	3.18	1,432,690
2014	3.07	3.29	1,640,288
2013	2.25	3.07	2,634,558
2012	2.16	2.25	3,699,649
2011	2.30	2.16	4,291,424

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$4.26	$4.93	47,999
2019	3.26	4.26	60,639
2018	3.97	3.26	101,499
2017	3.53	3.97	122,728
2016	3.28	3.53	128,483
2015	3.38	3.28	154,834
2014	3.15	3.38	147,562
2013	2.31	3.15	1,315
2012	2.20	2.31	14,164
2011	2.34	2.20	6,677
Band 50
2020	$4.62	$5.37	95,683
2019	3.52	4.62	105,691
2018	4.26	3.52	116,613
2017	3.78	4.26	121,152
2016	3.49	3.78	130,464
2015	3.57	3.49	133,962
2014	3.31	3.57	157,043
2013	2.41	3.31	149,868
2012	2.29	2.41	146,209
2011	2.43	2.29	145,508
Band 0
2020	$5.08	$5.94	–
2019	3.85	5.08	–
2018	4.64	3.85	5,086
2017	4.09	4.64	4,489
2016	3.76	4.09	26,602
2015	3.83	3.76	454,194
2014	3.54	3.83	532,036
2013	2.56	3.54	724,941
2012	2.42	2.56	829,165
2011	2.55	2.42	886,178
Fidelity Advisor Stock Selector All Cap Fund M Class – 06-841
Band 125
2020	$2.22	$2.72	41,532
2019	1.71	2.22	53,984
2018	1.90	1.71	72,646
2017	1.55	1.90	73,653
2016	1.44	1.55	94,039
2015	1.46	1.44	94,976
2014	1.34	1.46	115,104
2013	1.02	1.34	193,156
2012	1.00 (10/26/12)	1.02	177,292
Band 100
2020	$2.26	$2.77	83,778
2019	1.73	2.26	94,616
2018	1.93	1.73	99,703
2017	1.56	1.93	103,180
2016	1.45	1.56	110,416
2015	1.47	1.45	109,418
2014	1.35	1.47	87,403

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Stock Selector Mid Cap Fund M Class – 06-270
Band 125
2020	$3.69	$4.10	32,582
2019	2.90	3.69	45,022
2018	3.22	2.90	130,413
2017	2.73	3.22	128,093
2016	2.51	2.73	77,054
2015	2.64	2.51	67,297
2014	2.44	2.64	51,609
2013	1.89	2.44	39,888
2012	1.61	1.89	54,836
2011	1.72	1.61	49,814
Fidelity Advisor Strategic Dividend & Income Fund I Class – 06-026
Band 125
2020	$1.55	$1.71	350,619
2019	1.29	1.55	410,963
2018	1.36	1.29	931,478
2017	1.23	1.36	837,030
2016	1.11	1.23	477,433
Fidelity Advisor Strategic Dividend & Income Fund M Class – 06-043
Band 125
2020	$1.51	$1.65	–
2019	1.25	1.51	–
2018	1.34	1.25	5
2017	1.21	1.34	23,631
2016	1.09	1.21	208,742
2015	1.13	1.09	325,886
Band 50
2020	$1.58	$1.74	967,921
2019	1.30	1.58	959,239
2018	1.38	1.30	974,626
2017	1.24	1.38	966,921
Fidelity Advisor Strategic Income Fund A Class – 06-110
Band 125
2020	$1.30	$1.38	288,661
2019	1.19	1.30	350,987
2018	1.24	1.19	303,605
2017	1.17	1.24	295,926
2016	1.09	1.17	245,227
2015	1.12	1.09	196,712
2014	1.10	1.12	48,557
2013	1.11	1.10	189,652
2012	1.02	1.11	141,179
2011	0.99	1.02	36,613

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Total Bond Fund I Class – 06-027
Band 125
2020	$1.17	$1.26	4,203,355
2019	1.08	1.17	3,989,128
2018	1.10	1.08	3,308,954
2017	1.07	1.10	3,224,430
2016	1.02	1.07	5,372,057
2015	1.04	1.02	4,120,155
2014	1.00	1.04	160,829
Band 0
2020	$1.26	$1.38	81,230
2019	1.15	1.26	828,408
2018	1.16	1.15	889,108
2017	1.11	1.16	1,021,214
2016	1.05	1.11	903,636
2015	1.05	1.05	18,675
2014	1.00	1.05	1,378
Fidelity Advisor Total Bond Fund M Class – 06-044
Band 125
2020	$1.15	$1.24	274,807
2019	1.06	1.15	232,399
2018	1.09	1.06	246,177
2017	1.06	1.09	398,814
2016	1.02	1.06	391,802
2015	1.04	1.02	878,079
2014	1.00	1.04	45,730
Fidelity Advisor Total Bond Fund Z Class – 06-FVM
Band 125
2020	$1.07	$1.16	2,240,560
2019	0.99	1.07	1,328,473
2018	1.01	0.99	1,036,178
Fidelity Advisor Value Fund A Class – 06-322
Band 125
2020	$1.77	$1.91	31,253
2019	1.36	1.77	28,699
2018	1.68	1.36	26,610
2017	1.48	1.68	1,096
2016	1.30	1.48	190
2015	1.41	1.30	–
2014	1.28	1.41	2,566
2013	0.95	1.28	3,741
2012	0.80	0.95	2,726
Fidelity Emerging Markets Index Fund – 06-3WN
Band 125
2020	$1.05	$1.22	148,197
Fidelity Extended Market Index Fund – 06-3WJ
Band 125
2020	$1.07	$1.39	42,417

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Freedom® Index 2030 Fund Investor Class – 06-4C9
Band 125
2020	$1.06	$1.19	223,885
Fidelity Freedom® Index 2045 Fund Investor Class – 06-4CG
Band 125
2020	$1.07	$1.23	1,404
Fidelity Freedom® Index 2050 Fund Investor Class – 06-4CH
Band 125
2020	$1.07	$1.24	153,072
Fidelity Freedom® Index 2055 Fund Investor Class – 06-4CJ
Band 125
2020	$1.07	$1.24	3,922
Fidelity Freedom® Index 2060 Fund Investor Class – 06-4CK
Band 125
2020	$1.07	$1.23	23,718
Fidelity Inflation-Protected Bond Index Fund – 06-3WK
Band 125
2020	$1.04	$1.14	19,475
Fidelity International Index Fund – 06-3HX
Band 125
2020	$1.07	$1.14	1,833,536
2019	0.89	1.07	409,738
Fidelity Mid Cap Index Fund – 06-3HW
Band 125
2020	$1.09	$1.26	8,834,604
2019	0.85	1.09	5,252,654
Fidelity Real Estate Index Fund – 06-3WP
Band 125
2020	$1.06	$0.93	328,703
Fidelity Small Cap Index Fund – 06-3HV
Band 125
2020	$0.98	$1.16	6,516,900
2019	0.79	0.98	4,277,780
Fidelity Total International Index Fund – 06-3WH
Band 125
2020	$1.07	$1.18	407,509
2019	1.00 (04/25/19)	1.07	207,768
Fidelity Total Market Index Fund – 06-3MR
Band 125
2020	$1.17	$1.39	335,455
2019	0.90	1.17	51
Fidelity U.S. Bond Index Fund – 06-3HT
Band 125
2020	$1.08	$1.15	3,739,540
2019	1.00	1.08	689,440

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Asset Manager Portfolio Initial Class – 06-230
Band 125
2020	$3.97	$4.51	3,946,104
2019	3.40	3.97	4,450,163
2018	3.64	3.40	5,190,699
2017	3.23	3.64	6,048,970
2016	3.17	3.23	7,717,820
2015	3.21	3.17	8,606,176
2014	3.07	3.21	9,480,841
2013	2.69	3.07	10,911,197
2012	2.42	2.69	11,834,430
2011	2.51	2.42	12,831,857
Fidelity VIP Contrafund Portfolio Initial Class – 06-245
Band 125
2020	$9.61	$12.39	7,618,919
2019	7.39	9.61	8,640,122
2018	8.00	7.39	10,033,216
2017	6.65	8.00	13,466,325
2016	6.23	6.65	17,903,994
2015	6.27	6.23	21,776,662
2014	5.67	6.27	25,086,174
2013	4.37	5.67	27,915,357
2012	3.80	4.37	31,205,271
2011	3.95	3.80	32,359,083
Band 0
2020	$13.09	$17.10	–
2019	9.95	13.09	–
2018	10.63	9.95	–
2017	8.72	10.63	447,009
2016	8.07	8.72	101,352
2015	8.02	8.07	117,566
2014	7.16	8.02	67,351
2013	5.46	7.16	47,458
2012	4.69	5.46	37,147
Fidelity VIP Equity-Income Portfolio Initial Class – 06-205
Band 125
2020	$5.37	$5.66	1,863,397
2019	4.27	5.37	2,179,202
2018	4.71	4.27	2,407,997
2017	4.22	4.71	2,717,837
2016	3.62	4.22	3,028,660
2015	3.82	3.62	3,708,929
2014	3.56	3.82	4,065,814
2013	2.81	3.56	4,242,896
2012	2.43	2.81	4,188,660
2011	2.43	2.43	4,723,467

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Growth Portfolio Initial Class – 06-210
Band 125
2020	$8.79	$12.49	5,321,906
2019	6.62	8.79	6,575,061
2018	6.72	6.62	7,061,144
2017	5.03	6.72	7,041,779
2016	5.06	5.03	8,495,721
2015	4.78	5.06	9,660,947
2014	4.35	4.78	10,315,898
2013	3.23	4.35	11,460,097
2012	2.85	3.23	13,423,382
2011	2.88	2.85	14,924,090
Fidelity VIP High Income Portfolio Initial Class – 06-215
Band 125
2020	$3.15	$3.20	1,286,782
2019	2.77	3.15	1,344,032
2018	2.90	2.77	1,431,842
2017	2.75	2.90	1,691,348
2016	2.43	2.75	2,027,821
2015	2.55	2.43	2,631,174
2014	2.55	2.55	3,000,844
2013	2.44	2.55	4,612,129
2012	2.16	2.44	4,803,037
2011	2.11	2.16	5,140,377
Fidelity VIP Overseas Portfolio Initial Class – 06-220
Band 125
2020	$3.42	$3.91	1,986,061
2019	2.71	3.42	2,368,610
2018	3.22	2.71	2,768,407
2017	2.50	3.22	3,185,952
2016	2.67	2.50	3,594,107
2015	2.61	2.67	3,987,222
2014	2.88	2.61	4,140,465
2013	2.23	2.88	4,719,462
2012	1.87	2.23	4,986,475
2011	2.29	1.87	6,019,811
Band 0
2020	$4.78	$5.52	–
2019	3.74	4.78	–
2018	4.39	3.74	1,987
2017	3.37	4.39	2,012
2016	3.55	3.37	2,038
2015	3.42	3.55	2,063
2014	3.72	3.42	2,089
First Eagle Global Fund R6 Class – 06-3VC
Band 125
2020	$1.09	$1.17	263,868
Franklin DynaTech Fund R6 Class – 06-3RY
Band 125
2020	$1.25	$1.95	260,846

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Growth Fund A Class – 06-819
Band 125
2020	$2.65	$3.42	60,766
2019	2.03	2.65	194,970
2018	2.13	2.03	644,378
2017	1.70	2.13	602,225
2016	1.59	1.70	582,760
2015	1.58	1.59	7,583,360
2014	1.39	1.58	5,431,574
2013	1.09	1.39	3,616,959
Band 0
2020	$2.95	$3.86	28,804
2019	2.23	2.95	19,915
2018	2.31	2.23	22,367
2017	1.82	2.31	18,169
2016	1.68	1.82	13,434
2015	1.65	1.68	8,598
2014	1.44	1.65	3,884
Franklin Growth Fund Advisor Class – 06-CMX
Band 125
2020	$1.70	$2.20	4,691,518
2019	1.30	1.70	4,933,465
2018	1.36	1.30	4,959,601
2017	1.08	1.36	96,552
2016	1.00 (05/12/16)	1.08	80,884
Franklin Growth Fund R Class – 06-818
Band 125
2020	$2.60	$3.34	101,161
2019	2.00	2.60	181,177
2018	2.10	2.00	215,581
2017	1.68	2.10	345,396
2016	1.57	1.68	252,089
2015	1.56	1.57	332,483
2014	1.38	1.56	275,358
2013	1.08	1.38	253,872
2012	0.97	1.08	333,858
Band 0
2020	$2.89	$3.77	–
2019	2.19	2.89	–
2018	2.27	2.19	–
2017	1.80	2.27	–
2016	1.66	1.80	31,879
2015	1.64	1.66	29,627
2014	1.43	1.64	27,273
2013	1.11	1.43	28,189
2012	0.98	1.11	22,889
2011	1.00 (06/23/11)	0.98	17,950

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Growth Opportunities Fund Advisor Class – 06-CNW
Band 125
2020	$1.70	$2.45	6,634
2019	1.29	1.70	5,662
2018	1.31	1.29	915
2017	1.03	1.31	234
Franklin Growth Opportunities Fund R Class – 06-CMW
Band 125
2020	$1.67	$2.40	25,233
2019	1.27	1.67	37,084
2018	1.30	1.27	35,085
2017	1.03	1.30	36,670
2016	1.00 (05/12/16)	1.03	495,829
Band 100
2020	$1.69	$2.42	34,397
2019	1.28	1.69	41,383
2018	1.31	1.28	45,422
2017	1.03	1.31	46,671
2016	1.00 (05/12/16)	1.03	57,085
Franklin Growth Series R6 Class – 06-FXP
Band 125
2020	$1.38	$1.79	348,085
2019	1.06	1.38	404,770
2018	1.10	1.06	54,392
Franklin Income Fund Advisor Class – 06-719
Band 125
2020	$1.47	$1.51	438,998
2019	1.28	1.47	542,958
2018	1.37	1.28	553,184
2017	1.28	1.37	540,130
2016	1.11	1.28	1,254,409
2015	1.22	1.11	1,087,922
2014	1.19	1.22	629,998
2013	1.05	1.19	448,720
Franklin Income Fund R Class – 06-724
Band 125
2020	$1.42	$1.45	191,684
2019	1.25	1.42	185,092
2018	1.34	1.25	183,201
2017	1.26	1.34	147,409
2016	1.09	1.26	506,335
2015	1.21	1.09	485,992
2014	1.18	1.21	270,692
2013	1.05	1.18	167,382
Band 100
2020	$1.45	$1.48	181,190
2019	1.27	1.45	273,673
2018	1.36	1.27	278,245
2017	1.27	1.36	248,710
2016	1.10	1.27	148,441
2015	1.21	1.10	133,662
2014	1.19	1.21	114,690

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.50	$1.54	7,933
2019	1.31	1.50	7,939
2018	1.39	1.31	12,407
2017	1.30	1.39	16,984
2016	1.12	1.30	17,176
2015	1.23	1.12	16,961
2014	1.19	1.23	20,186
Franklin Income Fund R6 Class – 06-GKR
Band 125
2020	$1.08	$1.11	145,872
Franklin International Growth Fund R6 Class – 06-3T4
Band 125
2020	$1.26	$1.65	1,114,052
Franklin Mutual Global Discovery Fund R Class – 06-726
Band 125
2020	$1.64	$1.54	–
2019	1.34	1.64	–
2018	1.53	1.34	38,458
2017	1.42	1.53	269,306
2016	1.28	1.42	234,161
2015	1.35	1.28	286,501
2014	1.30	1.35	427,253
2013	1.05	1.30	74,839
Franklin Mutual Global Discovery Fund Z Class – 06-723
Band 125
2020	$1.70	$1.61	1,375,903
2019	1.38	1.70	1,289,798
2018	1.57	1.38	9,131,278
2017	1.45	1.57	2,549,252
2016	1.30	1.45	2,265,558
2015	1.36	1.30	2,011,795
2014	1.31	1.36	1,378,183
2013	1.05	1.31	1,252,273
Franklin Small Cap Growth Fund R6 Class – 06-3T9
Band 125
2020	$1.21	$1.69	13,469
Band 75
2020	$1.21	$1.70	135,227
Franklin Small Cap Value Fund A Class – 06-247
Band 125
2020	$2.15	$2.24	59,688
2019	1.73	2.15	205,628
2018	2.00	1.73	206,745
2017	1.84	2.00	410,058
2016	1.43	1.84	853,644
2015	1.58	1.43	863,033
2014	1.59	1.58	566,857
2013	1.20	1.59	325,485
2012	1.03	1.20	248,472
2011	1.08	1.03	193,727

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.54	$2.67	5,116
2019	2.01	2.54	3,324
2018	2.31	2.01	62
2017	2.08	2.31	12
2016	1.61	2.08	–
2015	1.74	1.61	153
Franklin Small Cap Value Fund Advisor Class – 06-CMY
Band 125
2020	$1.45	$1.51	176,026
2019	1.16	1.45	94,125
2018	1.34	1.16	99,341
2017	1.22	1.34	54,714
2016	1.00 (05/12/16)	1.22	22,965
Franklin Small Cap Value Fund R Class – 06-248
Band 125
2020	$2.09	$2.17	52,843
2019	1.68	2.09	82,919
2018	1.96	1.68	104,478
2017	1.79	1.96	249,746
2016	1.41	1.79	533,908
2015	1.55	1.41	668,193
2014	1.57	1.55	1,094,571
2013	1.18	1.57	1,395,115
2012	1.01	1.18	1,246,050
2011	1.07	1.01	1,069,292
Band 75
2020	$2.23	$2.33	–
2019	1.79	2.23	3,362
Band 0
2020	$2.46	$2.59	–
2019	1.96	2.46	43,605
2018	2.25	1.96	41,653
2017	2.04	2.25	43,626
2016	1.58	2.04	61,150
2015	1.71	1.58	86,536
2014	1.72	1.71	85,361
2013	1.28	1.72	134,712
2012	1.08	1.28	120,083
2011	1.13	1.08	137,854
Franklin Small Cap Value Fund R6 Class – 06-GKT
Band 125
2020	$1.11	$1.16	417,127
2019	0.89	1.11	13,638
2018	1.02	0.89	687

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Small-Mid Cap Growth Fund R Class – 06-890
Band 125
2020	$3.24	$4.98	100,454
2019	2.50	3.24	33,415
2018	2.66	2.50	61,007
2017	2.22	2.66	65,942
2016	2.16	2.22	72,339
2015	2.24	2.16	151,505
2014	2.11	2.24	145,814
2013	1.55	2.11	239,753
2012	1.42	1.55	181,475
2011	1.51	1.42	165,477
Band 100
2020	$3.37	$5.19	22,299
2019	2.59	3.37	22,070
2018	2.75	2.59	24,136
2017	2.29	2.75	27,491
2016	2.22	2.29	37,352
2015	2.30	2.22	42,139
2014	2.16	2.30	62,735
Franklin Small-Mid Cap Growth Fund Advisor Class – 06-CNC
Band 125
2020	$1.59	$2.45	12,002
2019	1.22	1.59	11,466
2018	1.29	1.22	6,577
Franklin Strategic Income Fund A Class – 06-821
Band 125
2020	$1.20	$1.23	–
2019	1.13	1.20	–
2018	1.16	1.13	2,183
2017	1.13	1.16	2,169
2016	1.06	1.13	66,035
2015	1.12	1.06	158,969
2014	1.11	1.12	235,731
2013	1.09	1.11	218,663
2012	0.98	1.09	126,672
2011	1.00 (06/23/11)	0.98	6,614
Franklin Strategic Income Fund Advisor Class – 06-CNF
Band 125
2020	$1.12	$1.15	88
Franklin Strategic Income Fund R Class – 06-915
Band 125
2020	$1.84	$1.87	362,005
2019	1.73	1.84	521,995
2018	1.78	1.73	850,694
2017	1.73	1.78	910,231
2016	1.63	1.73	1,420,444
2015	1.73	1.63	1,738,704
2014	1.72	1.73	2,057,988
2013	1.70	1.72	2,132,926
2012	1.53	1.70	2,923,210
2011	1.52	1.53	3,563,035

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.92	$1.96	47,297
2019	1.79	1.92	54,851
2018	1.85	1.79	90,431
2017	1.79	1.85	147,331
2016	1.68	1.79	195,726
2015	1.78	1.68	225,134
2014	1.77	1.78	226,508
2013	1.74	1.77	1,660
Band 0
2020	$2.25	$2.33	–
2019	2.09	2.25	93,674
2018	2.13	2.09	91,942
2017	2.05	2.13	86,673
2016	1.90	2.05	110,318
2015	1.99	1.90	254,334
2014	1.96	1.99	224,423
2013	1.91	1.96	256,216
2012	1.70	1.91	500,825
2011	1.66	1.70	433,435
Franklin Strategic Income Fund R6 Class – 06-CXH
Band 125
2020	$1.09	$1.12	1,340,661
2019	1.02	1.09	1,130,630
2018	1.04	1.02	826,537
2017	1.01	1.04	890,317
Franklin Utilities Fund Advisor Class – 06-FPC
Band 125
2020	$1.43	$1.39	133,910
2019	1.14	1.43	256,433
2018	1.12	1.14	236,187
2017	1.03	1.12	207,704
Franklin Utilities Fund R Class – 06-FPN
Band 125
2020	$1.41	$1.36	14,349
2019	1.13	1.41	17,652
2018	1.12	1.13	14,142
2017	1.03	1.12	31,349
Franklin Utilities Fund R6 Class – 06-FNP
Band 125
2020	$1.43	$1.39	67,888
2019	1.14	1.43	54,224
2018	1.12	1.14	38,130
2017	1.03	1.12	34,010
Goldman Sachs Emerging Markets Equity Fund R6 Class – 06-3GG
Band 125
2020	$1.07	$1.38	10,742

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Financial Square Government Fund Admin Class – 06-CGH
Band 125
2020	$0.99	$0.98	11,309,844
2019	0.98	0.99	10,213,569
2018	0.98	0.98	8,713,777
2017	0.99	0.98	10,681,204
2016	1.00	0.99	11,422,677
2015	1.00 (11/20/15)	1.00	14,404,189
Band 0
2020	$1.04	$1.04	–
2019	1.02	1.04	1,584,385
2018	1.01	1.02	903,299
2017	1.00	1.01	375,526
2016	1.00	1.00	360,628
2015	1.00 (11/20/15)	1.00	349,173
Goldman Sachs Financial Square Government Fund Resource Class – 06-CGJ
Band 125
2020	$0.98	$0.96	3,380,522
2019	0.97	0.98	3,380,491
2018	0.98	0.97	3,274,466
2017	0.99	0.98	3,374,995
2016	1.00	0.99	3,530,889
2015	1.00 (11/20/15)	1.00	2,847,205
Band 100
2020	$0.99	$0.98	2,185,236
2019	0.98	0.99	2,070,067
2018	0.98	0.98	2,589,034
2017	0.99	0.98	3,428,958
2016	1.00	0.99	2,590,713
2015	1.00 (11/20/15)	1.00	3,142,621
Band 50
2020	$1.01	$1.00	133,070
2019	1.00	1.01	124,503
2018	0.99	1.00	309,464
2017	0.99	0.99	234,336
2016	1.00	0.99	238,368
2015	1.00 (11/20/15)	1.00	124,832
Band 0
2020	$1.03	$1.03	–
2019	1.01	1.03	–
2018	1.00	1.01	–
2017	1.00	1.00	–
2016	1.00	1.00	–
2015	1.00 (11/20/15)	1.00	133,831
Goldman Sachs Financial Square Government Fund R6 Class – 06-CXJ
Band 125
2020	$1.01	$1.00	745,335
2019	1.00	1.01	674,026
2018	0.99	1.00	541,905
2017	1.00	0.99	74,424

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Growth Opportunities Fund Investor Class – 06-727
Band 125
2020	$2.25	$3.22	16,948
2019	1.69	2.25	1,860
2018	1.81	1.69	212,416
2017	1.44	1.81	837,386
2016	1.44	1.44	1,259,284
2015	1.54	1.44	3,097,713
2014	1.40	1.54	2,915,199
2013	1.07	1.40	1,845,859
Band 0
2020	$2.46	$3.56	23,668
2019	1.83	2.46	1,108,492
2018	1.93	1.83	1,072,690
2017	1.52	1.93	1,011,962
2016	1.49	1.52	961,754
2015	1.58	1.49	2,842
2014	1.42	1.58	464
Goldman Sachs Growth Opportunities Fund R6 Class – 06-CXK
Band 125
2020	$1.53	$2.19	44,996
Goldman Sachs Growth Opportunities Fund Service Class – 06-729
Band 125
2020	$2.19	$3.12	27,226
2019	1.66	2.19	25,528
2018	1.77	1.66	36,132
2017	1.42	1.77	81,844
2016	1.42	1.42	78,492
2015	1.53	1.42	87,674
2014	1.39	1.53	82,658
2013	1.07	1.39	18,883
Goldman Sachs Growth Strategy Portfolio Institutional Class – 06-249
Band 125
2020	$1.55	$1.75	41,582
2019	1.28	1.55	32,484
2018	1.45	1.28	30,468
2017	1.20	1.45	22,295
2016	1.15	1.20	18,789
2015	1.15	1.15	15,656
2014	1.14	1.15	18,793
2013	0.97	1.14	15,488
2012	0.85	0.97	12,599
2011	0.92	0.85	19,763

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Growth Strategy Portfolio Service Class – 06-251
Band 125
2020	$1.45	$1.63	130,552
2019	1.20	1.45	128,805
2018	1.37	1.20	112,462
2017	1.15	1.37	104,502
2016	1.09	1.15	–
2015	1.11	1.09	–
2014	1.10	1.11	176
2013	0.94	1.10	23,650
2012	0.83	0.94	171
2011	0.90	0.83	8
Goldman Sachs International Equity Insights Fund Institutional Class – 06-367
Band 125
2020	$1.07	$1.14	1,886,138
2019	0.92	1.07	3,096,218
2018	1.10	0.92	2,080,339
2017	0.86	1.10	1,190,187
2016	0.84	0.86	319,462
2015	0.80	0.84	94,318
2014	0.87	0.80	321,448
2013	0.72	0.87	389,947
2012	0.62	0.72	350,655
2011	0.74	0.62	347,434
Goldman Sachs International Equity Insights Fund R6 Class – 06-CXM
Band 125
2020	$1.24	$1.32	1,375,419
2019	1.06	1.24	531,635
2018	1.27	1.06	287,742
2017	0.99	1.27	39,166
Goldman Sachs International Equity Insights Fund Service Class – 06-368
Band 125
2020	$1.01	$1.07	209,282
2019	0.87	1.01	280,477
2018	1.05	0.87	288,436
2017	0.82	1.05	455,345
2016	0.81	0.82	142,693
2015	0.77	0.81	89,335
2014	0.85	0.77	110,733
2013	0.70	0.85	126,418
2012	0.61	0.70	116,905
2011	0.73	0.61	133,293
Band 0
2020	$1.18	$1.26	76,686
2019	1.00	1.18	75,624
2018	1.19	1.00	72,379
2017	0.92	1.19	3,940
2016	0.89	0.92	1,999
2015	0.84	0.89	2,277
2014	0.91	0.84	394
2013	0.74	0.91	296
2012	0.64	0.74	295
2011	0.76	0.64	295

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Growth Insights Fund Investor Class – 06-CKX
Band 125
2020	$1.66	$2.16	8,126,604
2019	1.30	1.66	10,586,717
2018	1.38	1.30	11,522,188
2017	1.08	1.38	12,226,032
2016	1.00 (05/12/16)	1.08	3,108,884
Goldman Sachs Large Cap Growth Insights Fund R6 Class – 06-CXN
Band 125
2020	$1.53	$2.00	4,669,669
2019	1.20	1.53	2,837,134
2018	1.27	1.20	1,358,699
2017	0.99	1.27	570,155
Goldman Sachs Large Cap Growth Insights Fund Service Class – 06-CKY
Band 125
2020	$1.64	$2.13	993,824
2019	1.29	1.64	1,638,764
2018	1.37	1.29	3,344,304
2017	1.07	1.37	5,023,952
2016	1.00 (05/12/16)	1.07	1,338,411
Band 0
2020	$1.71	$2.25	1,040,497
2019	1.33	1.71	1,054,946
2018	1.40	1.33	375,955
2017	1.08	1.40	1,131,588
Goldman Sachs Large Cap Value Insights Fund Investor Class – 06-052
Band 125
2020	$1.44	$1.44	3,756
2019	1.21	1.44	201,332
2018	1.34	1.21	680,256
2017	1.14	1.34	1,734,506
2016	1.01	1.14	1,703,539
2015	1.05	1.01	1,086,997
Band 0
2020	$1.55	$1.57	–
2019	1.28	1.55	706,968
2018	1.40	1.28	849,924
2017	1.18	1.40	632,428
2016	1.03	1.18	622,526
Goldman Sachs Large Cap Value Insights Fund R6 Class – 06-CXP
Band 125
2020	$1.26	$1.26	1,795,436
2019	1.05	1.26	1,836,112
2018	1.17	1.05	1,442,947
2017	0.99	1.17	36,393

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Value Insights Fund Service Class – 06-068
Band 125
2020	$1.41	$1.41	–
2019	1.19	1.41	3,902
2018	1.33	1.19	57,787
2017	1.13	1.33	46,637
2016	1.00	1.13	106,987
2015	1.05	1.00	88,578
2014	1.00 (06/26/14)	1.05	8,801
Goldman Sachs Mid Cap Value Fund Institutional Class – 06-252
Band 125
2020	$2.19	$2.36	467,973
2019	1.68	2.19	464,379
2018	1.90	1.68	1,289,984
2017	1.73	1.90	3,252,710
2016	1.55	1.73	6,601,201
2015	1.73	1.55	10,954,862
2014	1.54	1.73	18,309,418
2013	1.17	1.54	22,358,450
2012	1.00	1.17	24,447,733
2011	1.08	1.00	26,384,653
Goldman Sachs Mid Cap Value Fund R6 Class – 06-CXR
Band 125
2020	$1.24	$1.33	204,212
2019	0.95	1.24	189,009
2018	1.07	0.95	208,826
Goldman Sachs Mid Cap Value Fund Service Class – 06-253
Band 125
2020	$2.05	$2.19	532,997
2019	1.58	2.05	558,257
2018	1.80	1.58	716,897
2017	1.65	1.80	946,108
2016	1.48	1.65	1,281,932
2015	1.66	1.48	3,864,775
2014	1.48	1.66	4,423,287
2013	1.14	1.48	4,212,873
2012	0.97	1.14	3,173,330
2011	1.06	0.97	2,600,690
Band 100
2020	$2.12	$2.27	217,152
2019	1.63	2.12	276,301
2018	1.85	1.63	344,750
2017	1.69	1.85	440,344
2016	1.51	1.69	554,874
2015	1.69	1.51	703,404
2014	1.51	1.69	700,443
2013	1.15	1.51	21,840
2012	0.99	1.15	5,646
2011	1.07	0.99	4,508

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.42	$2.62	–
2019	1.84	2.42	–
2018	2.07	1.84	–
2017	1.87	2.07	–
2016	1.66	1.87	26,918
2015	1.84	1.66	260,475
2014	1.62	1.84	573,330
2013	1.23	1.62	1,401,978
2012	1.04	1.23	1,054,181
2011	1.11	1.04	1,050,669
Goldman Sachs Small Cap Value Fund Institutional Class – 06-254
Band 125
2020	$2.41	$2.43	3,768,890
2019	1.99	2.41	5,466,508
2018	2.34	1.99	7,055,491
2017	2.11	2.34	10,057,661
2016	1.71	2.11	9,772,315
2015	1.83	1.71	9,885,693
2014	1.73	1.83	8,177,687
2013	1.26	1.73	10,946,223
2012	1.10	1.26	10,303,579
2011	1.10	1.10	5,033,159
Band 0
2020	$2.85	$2.91	–
2019	2.31	2.85	544,208
2018	2.69	2.31	559,164
2017	2.39	2.69	619,089
2016	1.92	2.39	667,276
Goldman Sachs Small Cap Value Fund R6 Class – 06-CXT
Band 125
2020	$1.13	$1.14	4,544,443
2019	0.93	1.13	3,801,582
2018	1.09	0.93	4,475,942
2017	0.98	1.09	2,220,138
Goldman Sachs Small Cap Value Fund Service Class – 06-256
Band 125
2020	$2.26	$2.27	1,117,860
2019	1.87	2.26	1,745,186
2018	2.21	1.87	2,572,346
2017	2.00	2.21	4,379,391
2016	1.64	2.00	4,529,359
2015	1.76	1.64	5,490,721
2014	1.67	1.76	6,049,721
2013	1.22	1.67	5,909,808
2012	1.07	1.22	3,474,953
2011	1.08	1.07	1,513,340

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.34	$2.35	224,826
2019	1.93	2.34	275,262
2018	2.27	1.93	335,374
2017	2.05	2.27	460,554
2016	1.67	2.05	573,386
2015	1.80	1.67	630,969
2014	1.70	1.80	750,736
2013	1.24	1.70	4,722
2012	1.08	1.24	506
Band 0
2020	$2.67	$2.71	413,209
2019	2.18	2.67	321,326
2018	2.54	2.18	41,508
2017	2.28	2.54	324,368
2016	1.83	2.28	317,282
2015	1.95	1.83	338,164
2014	1.83	1.95	473,450
2013	1.32	1.83	698,330
2012	1.14	1.32	513,562
2011	1.14	1.14	153,139
Goldman Sachs Technology Opportunities Fund Institutional Class – 06-257
Band 125
2020	$4.55	$6.55	972,279
2019	3.33	4.55	1,077,325
2018	3.28	3.33	1,227,172
2017	2.40	3.28	1,514,022
2016	2.28	2.40	3,306,722
2015	2.14	2.28	3,388,968
2014	1.96	2.14	3,540,499
2013	1.54	1.96	3,107,712
2012	1.29	1.54	2,879,700
2011	1.49	1.29	4,852,944
Goldman Sachs Technology Opportunities Fund Service Class – 06-258
Band 125
2020	$4.26	$6.11	185,542
2019	3.14	4.26	221,480
2018	3.11	3.14	281,038
2017	2.28	3.11	205,939
2016	2.18	2.28	243,693
2015	2.05	2.18	375,842
2014	1.89	2.05	451,717
2013	1.49	1.89	936,612
2012	1.25	1.49	1,006,743
2011	1.46	1.25	956,437

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$4.40	$6.33	69,109
2019	3.23	4.40	78,617
2018	3.20	3.23	75,870
2017	2.34	3.20	38,885
2016	2.23	2.34	43,283
2015	2.10	2.23	65,871
2014	1.93	2.10	52,085
2013	1.51	1.93	–
2012	1.27	1.51	8,079
Band 0
2020	$5.03	$7.29	–
2019	3.65	5.03	–
2018	3.58	3.65	–
2017	2.59	3.58	–
2016	2.45	2.59	–
2015	2.27	2.45	46,222
2014	2.07	2.27	27,933
2013	1.61	2.07	29,413
2012	1.34	1.61	25,725
2011	1.54	1.34	270,374
Goldman Sachs U.S. Equity Insights Fund Investor Class – 06-053
Band 125
2020	$1.60	$1.87	217,001
2019	1.29	1.60	586,672
2018	1.40	1.29	574,550
2017	1.14	1.40	440,088
2016	1.04	1.14	539,344
2015	1.07	1.04	143
Goldman Sachs U.S. Equity Insights Fund R6 Class – 06-FXT
Band 125
2020	$1.28	$1.49	188,852
2019	1.03	1.28	159,063
2018	1.11	1.03	431,655
Goldman Sachs U.S. Equity Insights Fund Service Class – 06-069
Band 125
2020	$1.57	$1.83	753,673
2019	1.27	1.57	868,664
2018	1.38	1.27	886,769
2017	1.13	1.38	1,112,868
2016	1.04	1.13	1,292,546
2015	1.07	1.04	369,759
GuideStone Funds Conservative Allocation Fund Inv Class – 06-3MW
Band 125
2020	$1.08	$1.14	4,707
GuideStone Funds Emerging Markets Equity Fund Advisor Class – 06-3YV
Band 125
2020	$1.08	$1.30	15,986
2019	1.00 (06/27/19)	1.08	15,866

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
GuideStone Funds Equity Index Fund Advisor Class – 06-3YW
Band 125
2020	$1.10	$1.28	29,529
2019	1.00 (06/27/19)	1.10	26,587
GuideStone Funds Extended-Duration Bond Fund Advisor Class – 06-3YX
Band 125
2020	$1.04	$1.16	23,703
2019	1.00 (06/27/19)	1.04	23,526
GuideStone Funds Global Real Estate Securities Fund Advisor Class – 06-43C
Band 125
2020	$1.06	$1.00	24,748
2019	1.00 (06/27/19)	1.06	24,563
GuideStone Funds Growth Allocation Fund Investor Class – 06-3MY
Band 125
2020	$1.15	$1.28	201
GuideStone Funds Medium-Duration Bond Fund Advisor Class – 06-43H
Band 125
2020	$1.03	$1.11	14,679
2019	1.00 (06/27/19)	1.03	14,570
Hartford Core Equity Fund R6 Class – 06-3YJ
Band 125
2020	$1.11	$1.30	2,058,649
2019	1.00 (06/27/19)	1.11	59,295
Hartford Schroders International Stock Fund SDR Class – 06-3NX
Band 125
2020	$1.17	$1.44	1,221,865
2019	0.94	1.17	1,195,885
Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class – 06-3CT
Band 125
2020	$1.10	$1.18	26,696
2019	0.87	1.10	35,530
2018	1.00 (06/21/18)	0.87	160,184
Monteagle Opportunity Equity Fund Institutional Class – 06-399
Band 125
2020	$2.06	$2.30	–
2019	1.68	2.06	–
2018	1.91	1.68	–
2017	1.74	1.91	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.48	1.61	396
2013	1.10	1.48	318
2012	1.02	1.10	122

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Monteagle Opportunity Equity Fund Investor Class – 06-105
Band 125
2020	$2.04	$2.27	–
2019	1.65	2.04	–
2018	1.89	1.65	–
2017	1.74	1.89	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.49	1.61	–
2013	1.11	1.49	–
2012	1.05	1.11	20,638
2011	1.07	1.05	258,006
Invesco American Franchise Fund A Class – 06-023
Band 125
2020	$2.31	$3.24	37,667
2019	1.71	2.31	38,419
2018	1.80	1.71	93,578
2017	1.44	1.80	91,077
2016	1.42	1.44	107,724
2015	1.37	1.42	115,973
2014	1.28	1.37	184,886
2013	1.00 (06/20/13)	1.28	224,004
Band 100
2020	$2.35	$3.30	17,393
2019	1.74	2.35	18,426
2018	1.82	1.74	19,685
2017	1.45	1.82	41,355
2016	1.43	1.45	48,740
2015	1.38	1.43	69,921
2014	1.29	1.38	98,727
Invesco American Value Fund A Class – 06-070
Band 125
2020	$1.19	$1.19	985,542
2019	0.97	1.19	–
2018	1.13	0.97	–
2017	1.04	1.13	327,924
2016	0.91	1.04	424,597
2015	1.01	0.91	461,195
Band 100
2020	$1.21	$1.21	59,375
Invesco American Value Fund Y Class – 06-054
Band 125
2020	$1.21	$1.21	16,823
2019	0.98	1.21	118,171
2018	1.14	0.98	197,809
2017	1.05	1.14	195,520
2016	0.92	1.05	181,107
2015	1.02	0.92	172,755

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Comstock Fund A Class – 06-771
Band 125
2020	$2.08	$2.04	96,334
2019	1.68	2.08	115,700
2018	1.94	1.68	176,032
2017	1.67	1.94	530,523
2016	1.43	1.67	3,426,200
2015	1.54	1.43	4,064,057
2014	1.43	1.54	5,236,492
2013	1.07	1.43	1,370,285
Band 0
2020	$2.28	$2.26	–
2019	1.82	2.28	18,949
2018	2.07	1.82	21,469
2017	1.76	2.07	17,661
2016	1.49	1.76	13,345
2015	1.58	1.49	8,334
2014	1.45	1.58	3,742
Invesco Comstock Fund R Class – 06-772
Band 125
2020	$2.05	$2.00	305,897
2019	1.66	2.05	318,327
2018	1.92	1.66	746,965
2017	1.65	1.92	1,215,221
2016	1.42	1.65	1,322,299
2015	1.54	1.42	1,411,951
2014	1.43	1.54	1,038,349
2013	1.07	1.43	378,271
Invesco Corporate Bond Fund R6 Class – 06-3W4
Band 125
2020	$1.09	$1.21	14,416
Invesco Disc Mc Gr Retirement Class – 06-4HH
Band 100
2020	$1.00 (03/20/20)	$1.84	2,646
Invesco Disc Mid Cap Gr Retirement Class – 06-4HC
Band 125
2020	$1.00 (03/20/20)	$1.85	964,453
Invesco Disc Mid Cap Gr A Class – 06-4H9
Band 125
2020	$1.00 (03/20/20)	$1.84	100,174
Invesco Disc Mid Cap Gr R6 Class – 06-3F3
Band 125
2020	$1.17	$1.63	79,849

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Diversified Dividend Fund A Class – 06-816
Band 125
2020	$2.04	$2.02	1,709,193
2019	1.66	2.04	1,905,263
2018	1.82	1.66	2,995,186
2017	1.70	1.82	5,244,996
2016	1.51	1.70	7,286,919
2015	1.50	1.51	5,466,473
2014	1.36	1.50	3,524,783
2013	1.06	1.36	4,148,920
2012	0.92	1.06	1,165,196
2011	1.00 (04/28/11)	0.92	280,486
Band 100
2020	$2.09	$2.07	252,853
2019	1.69	2.09	386,969
2018	1.85	1.69	453,543
2017	1.73	1.85	613,738
2016	1.52	1.73	724,575
2015	1.51	1.52	602,628
2014	1.36	1.51	560,156
2013	1.07	1.36	12,177
2012	0.92	1.07	32,253
2011	1.00 (04/28/11)	0.92	29,579
Band 0
2020	$2.28	$2.28	6,296
2019	1.82	2.28	5,001
2018	1.98	1.82	60,429
2017	1.83	1.98	73,218
2016	1.60	1.83	810,058
2015	1.57	1.60	391,720
2014	1.40	1.57	973,987
2013	1.09	1.40	978,198
2012	0.93	1.09	844,152
Invesco Diversified Dividend Fund Investor Class – 06-817
Band 125
2020	$2.05	$2.03	15,341,684
2019	1.66	2.05	15,677,126
2018	1.82	1.66	19,152,763
2017	1.70	1.82	21,564,671
2016	1.51	1.70	21,396,972
2015	1.50	1.51	13,851,209
2014	1.36	1.50	4,230,806
2013	1.06	1.36	3,697,834
2012	0.92	1.06	2,110,217
2011	1.00 (04/28/11)	0.92	46,480
Invesco Diversified Dividend Fund R6 Class – 06-CXV
Band 125
2020	$1.22	$1.22	9,950,109
2019	0.99	1.22	9,965,031
2018	1.08	0.99	6,496,276
2017	1.01	1.08	6,371,906

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2020	$1.24	$1.24	487,099
2019	1.00	1.24	581,005
2018	1.09	1.00	632,005
Invesco Energy Fund A Class – 06-835
Band 125
2020	$1.75	$1.17	350,992
2019	1.69	1.75	356,484
2018	2.34	1.69	432,200
2017	2.59	2.34	444,482
2016	2.10	2.59	595,808
2015	3.01	2.10	715,359
2014	3.69	3.01	842,352
2013	3.05	3.69	1,047,613
2012	3.13	3.05	1,029,105
2011	3.46	3.13	1,080,342
Band 100
2020	$1.83	$1.23	9,165
2019	1.76	1.83	37,699
2018	2.43	1.76	33,190
2017	2.67	2.43	64,109
2016	2.17	2.67	56,468
2015	3.10	2.17	108,914
2014	3.78	3.10	62,565
2013	3.12	3.78	20,879
2012	3.20	3.12	19,924
2011	3.52	3.20	17,319
Band 0
2020	$2.16	$1.47	–
2019	2.06	2.16	–
2018	2.81	2.06	–
2017	3.07	2.81	–
2016	2.46	3.07	–
2015	3.49	2.46	1,955
2014	4.21	3.49	1,955
2013	3.45	4.21	1,955
2012	3.50	3.45	21,624
2011	3.81	3.50	27,209
Invesco Energy Fund Investor Class – 06-810
Band 125
2020	$1.46	$0.98	204,629
2019	1.41	1.46	224,286
2018	1.95	1.41	284,852
2017	2.15	1.95	357,474
2016	1.75	2.15	959,894
2015	2.51	1.75	865,207
2014	3.07	2.51	1,011,001
2013	2.54	3.07	839,801
2012	2.61	2.54	821,822
2011	2.88	2.61	704,853

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Floating Rate ESG Y Class – 06-055 (formerly Invesco Floating Rate Fund Y Class)
Band 125
2020	$1.12	$1.13	44,901
2019	1.06	1.12	38,374
2018	1.07	1.06	131,323
2017	1.04	1.07	88,854
2016	0.95	1.04	58,298
Invesco Global Health Care Fund A Class – 06-845
Band 125
2020	$3.83	$4.32	97,548
2019	2.94	3.83	98,055
2018	2.96	2.94	118,548
2017	2.59	2.96	144,605
2016	2.98	2.59	157,897
2015	2.93	2.98	340,886
2014	2.46	2.93	343,391
2013	1.75	2.46	599,250
2012	1.47	1.75	303,020
2011	1.43	1.47	331,390
Band 100
2020	$3.99	$4.52	33,149
2019	3.05	3.99	42,894
2018	3.07	3.05	55,482
2017	2.68	3.07	56,938
2016	3.07	2.68	70,293
2015	3.01	3.07	129,326
2014	2.53	3.01	81,933
2013	1.79	2.53	9,900
2012	1.50	1.79	9,632
2011	1.45	1.50	9,136
Band 0
2020	$4.72	$5.40	–
2019	3.57	4.72	–
2018	3.56	3.57	–
2017	3.08	3.56	–
2016	3.49	3.08	–
2015	3.39	3.49	–
2014	2.81	3.39	–
2013	1.97	2.81	–
2012	1.63	1.97	–
2011	1.57	1.63	1,110
Invesco Global Health Care Fund Investor Class – 06-815
Band 125
2020	$3.23	$3.66	19,983
2019	2.48	3.23	75,856
2018	2.50	2.48	99,422
2017	2.19	2.50	81,902
2016	2.52	2.19	89,423
2015	2.47	2.52	205,633
2014	2.08	2.47	1,119,202
2013	1.48	2.08	426,331
2012	1.24	1.48	88,513
2011	1.20	1.24	204,852

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Low Volatility Equity Yield Fund A Class – 06-465
Band 125
2020	$2.05	$1.92	51,194
2019	1.77	2.05	58,236
2018	2.00	1.77	62,255
2017	1.75	2.00	62,173
2016	1.72	1.75	85,426
2015	1.87	1.72	87,050
2014	1.90	1.87	88,499
2013	1.49	1.90	61,500
2012	1.33	1.49	67,782
2011	1.39	1.33	113,237
Band 100
2020	$2.14	$2.01	11,695
2019	1.84	2.14	11,965
2018	2.08	1.84	12,962
2017	1.81	2.08	28,927
2016	1.77	1.81	31,547
2015	1.92	1.77	49,834
2014	1.95	1.92	60,916
Invesco Global Low Volatility Equity Yield Fund R5 Class – 06-229
Band 125
2020	$1.18	$1.11	1,632
2019	1.02	1.18	1,636
2018	1.14	1.02	1,635
2017	1.00	1.14	196,643
2016	0.97	1.00	355,834
2015	1.05	0.97	475,474
2014	1.07	1.05	616,109
2013	0.83	1.07	266,003
2012	0.74	0.83	264,542
2011	0.77	0.74	320,471
Invesco International Growth Fund R Class – 06-193
Band 125
2020	$1.49	$1.66	39,729
2019	1.18	1.49	51,785
2018	1.42	1.18	137,426
2017	1.17	1.42	129,495
2016	1.20	1.17	144,730
2015	1.25	1.20	385,133
2014	1.27	1.25	677,035
2013	1.09	1.27	675,021
2012	0.96	1.09	671,993
2011	1.05	0.96	251,532

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.76	$1.99	–
2019	1.38	1.76	–
2018	1.63	1.38	10,614
2017	1.33	1.63	10,019
2016	1.35	1.33	9,237
2015	1.39	1.35	7,544
2014	1.39	1.39	12,266
2013	1.18	1.39	30,480
2012	1.02	1.18	26,978
2011	1.10	1.02	22,719
Invesco International Growth Fund R5 Class – 06-192
Band 125
2020	$1.62	$1.82	322,409
2019	1.28	1.62	297,945
2018	1.52	1.28	2,760,817
2017	1.25	1.52	2,212,509
2016	1.27	1.25	2,470,307
2015	1.32	1.27	2,437,905
2014	1.33	1.32	1,006,821
2013	1.13	1.33	913,600
2012	0.99	1.13	636,660
2011	1.08	0.99	888,728
Band 0
2020	$1.91	$2.17	–
2019	1.49	1.91	–
2018	1.75	1.49	1,145,490
2017	1.42	1.75	1,233,029
2016	1.43	1.42	1,335,150
2015	1.46	1.43	1,603,106
2014	1.46	1.46	1,678,182
2013	1.23	1.46	1,721,215
2012	1.06	1.23	1,694,689
2011	1.14	1.06	1,746,814
Invesco International Growth Fund R6 Class – 06-CXW
Band 125
2020	$1.31	$1.47	1,416
2019	1.03	1.31	1,389
2018	1.23	1.03	1,389
Invesco MAIN ST MID CAP Retirement Class – 06-4HG
Band 125
2020	$1.00 (03/20/20)	$1.66	488,023
Band 100
2020	$–	$1.66	155,392
Band 50
2020	$–	$1.67	19,417

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Small Cap Growth Fund A Class – 06-320
Band 125
2020	$3.68	$5.71	389,958
2019	3.00	3.68	1,646,590
2018	3.34	3.00	3,033,878
2017	2.71	3.34	3,304,165
2016	2.46	2.71	3,805,368
2015	2.54	2.46	2,928,831
2014	2.39	2.54	1,624,938
2013	1.73	2.39	1,374,234
2012	1.48	1.73	1,839,885
2011	1.52	1.48	315,928
Band 0
2020	$4.59	$7.20	–
2019	3.69	4.59	–
2018	4.06	3.69	–
2017	3.25	4.06	–
2016	2.92	3.25	–
2015	2.97	2.92	200,188
2014	2.76	2.97	170,375
2013	1.97	2.76	182,618
2012	1.67	1.97	104,686
2011	1.69	1.67	126,374
Invesco Small Cap Growth Fund R Class – 06-595
Band 125
2020	$3.51	$5.43	338,426
2019	2.87	3.51	540,984
2018	3.20	2.87	836,789
2017	2.60	3.20	947,919
2016	2.37	2.60	1,281,456
2015	2.45	2.37	1,085,659
2014	2.31	2.45	1,270,210
2013	1.68	2.31	988,520
2012	1.44	1.68	946,450
2011	1.48	1.44	499,134
Band 100
2020	$3.66	$5.67	70,848
2019	2.98	3.66	84,663
2018	3.31	2.98	109,460
2017	2.69	3.31	144,704
2016	2.44	2.69	159,464
2015	2.52	2.44	145,368
2014	2.37	2.52	107,547
2013	1.72	2.37	5,325

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$4.30	$6.74	6,893
2019	3.47	4.30	3,979
2018	3.82	3.47	4,119
2017	3.07	3.82	3,320
2016	2.76	3.07	144,073
2015	2.82	2.76	18,447
2014	2.63	2.82	135,104
2013	1.88	2.63	113,845
2012	1.60	1.88	173,976
2011	1.62	1.60	7,952
Invesco Small Cap Growth Fund R6 Class – 06-CXX
Band 125
2020	$1.34	$2.09	3,490,340
2019	1.09	1.34	3,226,493
2018	1.20	1.09	1,167,385
2017	0.97	1.20	44,045
Invesco Technology Fund A Class – 06-855
Band 125
2020	$4.24	$6.12	89,780
2019	3.17	4.24	95,159
2018	3.24	3.17	92,191
2017	2.43	3.24	80,886
2016	2.49	2.43	42,786
2015	2.37	2.49	97,805
2014	2.17	2.37	91,266
2013	1.76	2.17	74,943
2012	1.61	1.76	92,035
2011	1.69	1.61	87,089
Band 100
2020	$4.42	$6.39	11,628
2019	3.30	4.42	30,512
2018	3.36	3.30	30,655
2017	2.52	3.36	30,517
2016	2.57	2.52	–
2015	2.44	2.57	10,153
Invesco Technology Fund Investor Class – 06-805
Band 125
2020	$2.04	$2.95	37,089
2019	1.53	2.04	33,381
2018	1.56	1.53	26,019
2017	1.17	1.56	43,586
2016	1.20	1.17	38,719
2015	1.14	1.20	73,260
2014	1.04	1.14	50,331
2013	0.84	1.04	65,544
2012	0.77	0.84	212,016
2011	0.81	0.77	193,792

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Value Opportunities Fund A Class – 06-814
Band 125
2020	$1.73	$1.80	2,248
2019	1.35	1.73	1,841
2018	1.70	1.35	1,550
2017	1.47	1.70	8,620
2016	1.26	1.47	8,179
2015	1.43	1.26	44,376
2014	1.36	1.43	279,157
2013	1.04	1.36	259,271
2012	0.89	1.04	298,615
2011	1.00 (04/28/11)	0.89	317,722
Invesco Value Opportunities Fund R Class – 06-813
Band 125
2020	$1.74	$1.81	41,276
2019	1.36	1.74	41,710
2018	1.72	1.36	87,716
2017	1.49	1.72	84,672
2016	1.28	1.49	64,459
2015	1.45	1.28	128,149
2014	1.39	1.45	112,453
2013	1.06	1.39	113,518
2012	0.92	1.06	106,329
2011	1.00 (05/20/11)	0.92	85,864
Band 100
2020	$1.78	$1.86	17,181
2019	1.39	1.78	18,240
2018	1.75	1.39	14,086
2017	1.51	1.75	14,090
2016	1.30	1.51	14,097
2015	1.47	1.30	49,840
2014	1.39	1.47	45,493
iShares MSCI EAFE International Index Fund K Class – 06-3VK
Band 125
2020	$1.11	$1.19	72,769
iShares MSCI Total Intl Idx K Class – 06-46N
Band 125
2020	$1.12	$1.22	1,376,528
2019	1.00 (08/30/19)	1.12	1,132,714
iShares Russell 1000LgCp Idx K Class – 06-46P
Band 125
2020	$1.10	$1.32	61,021
iShares Russell 2000 Small-Cap Index Fund K Class – 06-3GR
Band 125
2020	$0.99	$1.17	507,326
2019	0.80	0.99	163,115
iShares Russell Mid-Cap Index Fund K Class – 06-3GM
Band 125
2020	$1.10	$1.27	158,637

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
iShares S&P 500 Index Fund K Class – 06-3G4
Band 125
2020	$1.15	$1.35	3,683,754
2019	0.89	1.15	2,002,099
iShares U.S. Aggregate Bond Index Fund K Class – 06-3VM
Band 125
2020	$1.06	$1.13	27,787
Ivy Asset Strategy Fund R Class – 06-007
Band 125
2020	$1.22	$1.36	64,050
2019	1.02	1.22	53,559
2018	1.09	1.02	44,241
2017	0.94	1.09	37,438
2016	1.01	0.94	31,105
2015	1.12	1.01	116,298
2014	1.20	1.12	75,114
Ivy Balanced Fund R Class – 06-009
Band 125
2020	$1.47	$1.66	64,019
2019	1.23	1.47	55,935
2018	1.29	1.23	56
2017	1.18	1.29	59
2016	1.17	1.18	298
2015	1.20	1.17	190
2014	1.13	1.20	230
Ivy Balanced Fund Y Class – 06-010
Band 125
2020	$1.51	$1.70	–
2019	1.25	1.51	–
2018	1.31	1.25	63,615
2017	1.19	1.31	653,977
2016	1.18	1.19	1,125,865
2015	1.20	1.18	6,640,665
2014	1.13	1.20	6,821,637
2013	1.00 (06/20/13)	1.13	20,422
Ivy Energy Fund R Class – 06-CGP
Band 125
2020	$0.66	$0.40	–
2019	0.64	0.66	1,696
2018	1.00	0.64	1,861
2017	1.16	1.00	11,387
2016	0.88	1.16	265,992
Ivy Energy Fund Y Class – 06-CGR
Band 125
2020	$0.67	$0.40	71,621
2019	0.65	0.67	300,391
2018	1.00	0.65	781,638
2017	1.17	1.00	719,722
2016	0.88	1.17	162,495

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy High Income Fund R Class – 06-011
Band 125
2020	$1.23	$1.27	8,514
2019	1.12	1.23	40,369
2018	1.17	1.12	73,599
2017	1.10	1.17	100,249
2016	0.96	1.10	108,917
2015	1.05	0.96	115,539
2014	1.05	1.05	169,593
2013	1.00 (06/20/13)	1.05	90,481
Ivy High Income Fund N Class – 06-GMF
Band 125
2020	$1.07	$1.12	–
2019	0.97	1.07	62,044
Ivy High Income Fund Y Class – 06-012
Band 125
2020	$1.26	$1.31	350,831
2019	1.14	1.26	643,895
2018	1.19	1.14	575,871
2017	1.12	1.19	629,321
2016	0.97	1.12	1,689,213
2015	1.06	0.97	2,660,737
2014	1.05	1.06	2,435,926
Ivy Science and Technology Fund R Class – 06-CGT
Band 125
2020	$1.77	$2.37	–
2019	1.20	1.77	–
2018	1.28	1.20	14,919
2017	0.98	1.28	4,704
2016	0.98	0.98	2,105
Band 0
2020	$1.86	$2.52	–
2019	1.24	1.86	–
2018	1.31	1.24	–
2017	0.99	1.31	–
2016	0.98	0.99	39,611
Ivy Science and Technology Fund Y Class – 06-CGV
Band 125
2020	$1.79	$2.41	–
2019	1.21	1.79	–
2018	1.29	1.21	15,712
2017	0.98	1.29	14,245
Ivy Small Cap Core Fund N Class – 06-FNR
Band 125
2020	$1.20	$1.28	174,250
2019	0.98	1.20	274,398
2018	1.10	0.98	6,343

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy Small Cap Core Fund R Class – 06-FPP
Band 125
2020	$1.18	$1.24	356,930
2019	0.96	1.18	251,766
2018	1.09	0.96	25,615
2017	0.98	1.09	1,262
Band 0
2020	$1.22	$1.31	16,167
2019	0.99	1.22	14,336
Ivy Small Cap Core Fund Y Class – 06-FPF
Band 125
2020	$1.19	$1.26	60,359
2019	0.97	1.19	46,299
Janus Henderson Enterprise Fund A Class – 06-CMC
Band 125
2020	$1.75	$2.07	235,154
2019	1.31	1.75	820,529
2018	1.35	1.31	998,069
2017	1.08	1.35	1,191,069
2016	1.00 (05/12/16)	1.08	878,486
Janus Henderson Enterprise Fund S Class – 06-CMF
Band 125
2020	$1.75	$2.07	343,868
2019	1.31	1.75	376,523
2018	1.35	1.31	423,918
2017	1.08	1.35	380,160
2016	1.00 (05/12/16)	1.08	99,151
Janus Henderson Balanced Fund N Class – 06-CYC
Band 125
2020	$1.41	$1.59	3,328,719
2019	1.16	1.41	2,641,708
2018	1.17	1.16	2,503,379
2017	0.99	1.17	124,572
Janus Henderson Balanced Fund R Class – 06-612
Band 125
2020	$1.96	$2.20	3,150,160
2019	1.63	1.96	4,147,964
2018	1.65	1.63	5,227,033
2017	1.42	1.65	9,436,943
2016	1.38	1.42	11,562,404
2015	1.40	1.38	1,693,139
2014	1.31	1.40	694,075
2013	1.12	1.31	372,120
2012	1.01	1.12	320,937
2011	1.01	1.01	335,834
Band 100
2020	$2.00	$2.25	1,202,988
2019	1.66	2.00	1,315,132
2018	1.68	1.66	1,503,080
2017	1.44	1.68	1,778,536
2016	1.40	1.44	2,058,251

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.10	$2.37	1,112,735
2019	1.73	2.10	1,290,236
2018	1.74	1.73	1,467,773
2017	1.48	1.74	1,543,050
2016	1.44	1.48	1,620,986
Band 0
2020	$2.20	$2.50	37,765
2019	1.80	2.20	210,447
2018	1.80	1.80	195,957
2017	1.53	1.80	179,642
2016	1.47	1.53	229,822
Janus Henderson Balanced Portfolio Service Class – 06-611
Band 125
2020	$2.05	$2.31	26,758,552
2019	1.70	2.05	27,031,276
2018	1.71	1.70	28,361,438
2017	1.47	1.71	31,120,389
2016	1.42	1.47	38,334,266
2015	1.43	1.42	3,634,578
2014	1.34	1.43	3,080,074
2013	1.13	1.34	1,864,519
2012	1.01	1.13	255,069
2011	1.01	1.01	3,622
Band 0
2020	$2.30	$2.62	–
2019	1.88	2.30	–
2018	1.87	1.88	–
2017	1.58	1.87	–
2016	1.52	1.58	242,693
Janus Henderson Enterprise Fund N Class – 06-CYF
Band 125
2020	$1.61	$1.91	229,824
2019	1.20	1.61	117,652
2018	1.23	1.20	1,110,724
2017	0.98	1.23	32,530
Janus Henderson Flexible Bond Fund N Class – 06-CYG
Band 125
2020	$1.09	$1.19	4,286,302
2019	1.00	1.09	3,989,331
2018	1.02	1.00	616,296
2017	1.00	1.02	6,395
Janus Henderson Flexible Bond Portfolio Institutional Class – 06-601
Band 125
2020	$2.64	$2.88	3,284,152
2019	2.44	2.64	4,052,068
2018	2.50	2.44	10,367,826
2017	2.44	2.50	15,581,066

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.51	$3.88	–
2019	3.21	3.51	575,003
2018	3.24	3.21	645,816
2017	3.13	3.24	661,510
Janus Henderson Forty Fund A Class – 06-603
Band 125
2020	$3.30	$4.53	1,414,015
2019	2.45	3.30	1,145,085
2018	2.45	2.45	43,788
2017	1.92	2.45	27,183
2016	1.91	1.92	20,087
2015	1.73	1.91	169,488
2014	1.61	1.73	–
2013	1.24	1.61	–
2012	1.01	1.24	411,056
2011	1.10	1.01	429,708
Janus Henderson Forty Fund R Class – 06-154
Band 125
2020	$3.84	$5.24	541,038
2019	2.86	3.84	575,961
2018	2.87	2.86	672,425
2017	2.26	2.87	720,898
2016	2.25	2.26	766,355
2015	2.04	2.25	1,007,626
2014	1.91	2.04	1,459,106
2013	1.47	1.91	1,747,599
2012	1.21	1.47	1,966,461
2011	1.33	1.21	1,872,952
Band 100
2020	$3.98	$5.45	135,580
2019	2.96	3.98	212,496
2018	2.96	2.96	253,532
2017	2.33	2.96	302,194
2016	2.31	2.33	363,077
2015	2.09	2.31	389,351
2014	1.95	2.09	192,506
2013	1.50	1.95	17,771
2012	1.23	1.50	17,014
2011	1.35	1.23	13,049
Band 0
2020	$4.61	$6.37	–
2019	3.39	4.61	–
2018	3.36	3.39	–
2017	2.61	3.36	–
2016	2.57	2.61	–
2015	2.30	2.57	5,050
2014	2.13	2.30	3,361
2013	1.62	2.13	4,064
2012	1.32	1.62	3,761
2011	1.42	1.32	3,479

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Global Equity Income Fund N Class – 06-GMJ
Band 125
2020	$1.02	$1.02	1,271,996
2019	0.85	1.02	590,595
2018	1.02	0.85	158,966
Janus Henderson Global Equity Income Fund S Class – 06-GMK
Band 125
2020	$1.00	$1.00	9,071
2019	0.84	1.00	7,985
Band 0
2020	$1.03	$1.04	19,451
2019	0.85	1.03	11,237
2018	1.02	0.85	42,315
Janus Henderson Global Life Sciences Fund S Class – 06-CGW
Band 125
2020	$1.38	$1.70	31,691
2019	1.08	1.38	30,854
2018	1.06	1.08	79,672
2017	0.88	1.06	68,537
2016	1.01	0.88	33,236
Janus Henderson Global Life Sciences Fund T Class – 06-CGX
Band 125
2020	$1.39	$1.73	4,368
2019	1.09	1.39	7,753
2018	1.06	1.09	143,414
2017	0.88	1.06	136,247
2016	1.01	0.88	10,986
Janus Henderson Global Research Portfolio Institutional Class – 06-600
Band 125
2020	$3.06	$3.63	3,778,361
2019	2.40	3.06	4,089,894
2018	2.61	2.40	4,593,941
2017	2.08	2.61	4,875,621
2016	2.07	2.08	5,529,684
2015	2.14	2.07	5,947,745
2014	2.02	2.14	6,378,703
2013	1.59	2.02	6,830,773
2012	1.34	1.59	7,652,064
2011	1.57	1.34	9,222,266
Janus Henderson Global Technology Fund N Class – 06-3CM
Band 125
2020	$1.29	$1.93	129,225
2019	0.90	1.29	136,279

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Growth and Income Fund R Class – 06-156
Band 125
2020	$2.56	$2.77	75,781
2019	2.06	2.56	95,406
2018	2.14	2.06	113,259
2017	1.74	2.14	99,334
2016	1.57	1.74	116,554
2015	1.58	1.57	114,084
2014	1.45	1.58	125,485
2013	1.11	1.45	164,001
2012	0.97	1.11	158,828
2011	1.00	0.97	236,176
Band 100
2020	$2.66	$2.88	45,725
2019	2.13	2.66	45,996
2018	2.21	2.13	86,091
2017	1.80	2.21	90,802
2016	1.62	1.80	88,577
2015	1.62	1.62	48,048
2014	1.48	1.62	51,121
2013	1.14	1.48	7,298
Band 50
2020	$2.86	$3.12	164,776
2019	2.28	2.86	182,749
2018	2.35	2.28	240,189
2017	1.90	2.35	244,611
2016	1.70	1.90	348,386
2015	1.70	1.70	351,085
2014	1.54	1.70	460,836
2013	1.18	1.54	541,402
2012	1.02	1.18	586,663
2011	1.05	1.02	549,976
Janus Henderson Mid Cap Value Fund A Class – 06-604
Band 125
2020	$2.12	$2.06	19,994
2019	1.65	2.12	22,645
2018	1.93	1.65	239,282
2017	1.72	1.93	33,286
2016	1.47	1.72	16,216
2015	1.55	1.47	22,716
2014	1.45	1.55	19,314
2013	1.16	1.45	4,360,263
2012	1.07	1.16	4,501,986
2011	1.11	1.07	4,395,335

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Mid Cap Value Fund R Class – 06-261
Band 125
2020	$2.12	$2.05	152,323
2019	1.66	2.12	150,493
2018	1.95	1.66	325,718
2017	1.74	1.95	409,425
2016	1.49	1.74	555,879
2015	1.58	1.49	824,186
2014	1.47	1.58	909,407
2013	1.19	1.47	2,114,375
2012	1.10	1.19	2,953,743
2011	1.15	1.10	2,542,169
Band 100
2020	$2.19	$2.13	39,439
2019	1.71	2.19	55,391
2018	2.00	1.71	60,710
2017	1.79	2.00	69,062
2016	1.53	1.79	68,764
2015	1.61	1.53	72,213
2014	1.50	1.61	78,547
2013	1.21	1.50	11,299
2012	1.11	1.21	8,672
2011	1.16	1.11	6,168
Band 50
2020	$2.34	$2.28	31,958
2019	1.82	2.34	40,520
2018	2.12	1.82	58,126
2017	1.88	2.12	90,165
2016	1.60	1.88	44,606
2015	1.68	1.60	46,224
2014	1.56	1.68	41,846
2013	1.25	1.56	41,530
2012	1.14	1.25	33,428
2011	1.18	1.14	27,893
Band 0
2020	$2.50	$2.45	–
2019	1.93	2.50	–
2018	2.24	1.93	–
2017	1.98	2.24	–
2016	1.67	1.98	–
2015	1.75	1.67	10,417
2014	1.61	1.75	13,884
2013	1.29	1.61	30,492
2012	1.17	1.29	164,113
2011	1.21	1.17	154,141

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Mid Cap Value Portfolio Service Class – 06-259
Band 125
2020	$2.22	$2.17	6,532
2019	1.73	2.22	6,286
2018	2.03	1.73	14,796
2017	1.81	2.03	14,065
2016	1.55	1.81	42,868
2015	1.62	1.55	52,026
2014	1.52	1.62	378,158
2013	1.22	1.52	488,417
2012	1.12	1.22	1,092,798
2011	1.16	1.12	990,933
Band 0
2020	$2.62	$2.59	–
2019	2.02	2.62	–
2018	2.34	2.02	–
2017	2.06	2.34	–
2016	1.73	2.06	–
2015	1.80	1.73	–
2014	1.66	1.80	–
2013	1.32	1.66	–
2012	1.19	1.32	140,769
2011	1.23	1.19	150,727
Janus Henderson Multi-Sector Income Fund N Class – 06-3GW
Band 125
2020	$1.09	$1.13	32,716
Janus Henderson Research Fund A Class – 06-888
Band 125
2020	$1.71	$2.23	16,097
2019	1.28	1.71	163,913
2018	1.34	1.28	36,249
2017	1.07	1.34	230,443
2016	1.07	1.07	8,954
2015	1.00 (01/15/15)	1.07	11
Janus Henderson Small Cap Value Fund N Class – 06-FCH
Band 125
2020	$1.19	$1.10	2,710,641
2019	0.95	1.19	757,043
2018	1.11	0.95	179,039
2017	1.00	1.11	18,972
Janus Henderson Small Cap Value Fund Service Class – 06-615
Band 125
2020	$2.98	$2.74	2,599,123
2019	2.40	2.98	3,313,267
2018	2.81	2.40	500,901
2017	2.53	2.81	479,952
2016	2.04	2.53	500,371
2015	2.12	2.04	488,973
2014	2.01	2.12	606,027
2013	1.57	2.01	633,541
2012	1.46	1.57	771,812
2011	1.54	1.46	837,291

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$3.11	$2.86	5,229
2019	2.50	3.11	5,308
2018	2.91	2.50	5,393
2017	2.62	2.91	38,101
2016	2.10	2.62	50,196
2015	2.18	2.10	7,806
Band 25
2020	$3.51	$3.25	–
2019	2.80	3.51	–
2018	3.24	2.80	–
2017	2.89	3.24	–
2016	2.30	2.89	–
2015	2.38	2.30	–
2014	2.23	2.38	–
2013	1.73	2.23	–
2012	1.59	1.73	–
2011	1.66	1.59	–
Band 0
2020	$3.66	$3.40	41,892
2019	2.91	3.66	37,605
2018	3.36	2.91	42,476
2017	2.99	3.36	22,942
2016	2.37	2.99	17,143
2015	2.44	2.37	16,974
2014	2.29	2.44	12,983
2013	1.77	2.29	10,990
2012	1.62	1.77	7,263
2011	1.69	1.62	5,411
Janus Henderson Triton Fund A Class – 06-889
Band 125
2020	$1.67	$2.11	6,129,817
2019	1.32	1.67	10,579,881
2018	1.41	1.32	8,760,757
2017	1.13	1.41	6,435,362
2016	1.04	1.13	4,203,157
Janus Henderson Triton Fund N Class – 06-CYH
Band 125
2020	$1.46	$1.86	5,915,052
2019	1.15	1.46	5,377,999
2018	1.23	1.15	4,379,720
2017	0.98	1.23	182,679
Band 0
2020	$1.52	$1.95	1,397,881
2019	1.18	1.52	1,706,123
2018	1.24	1.18	1,835,784
2017	0.98	1.24	1,765,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Triton Fund Service Class – 06-921
Band 125
2020	$1.66	$2.10	1,215,601
2019	1.32	1.66	1,174,079
2018	1.41	1.32	1,303,770
2017	1.13	1.41	1,404,898
2016	1.04	1.13	575,530
2015	1.00 (01/15/15)	1.04	165,273
Band 0
2020	$1.77	$2.27	72,259
2019	1.38	1.77	270,785
2018	1.46	1.38	525,020
2017	1.16	1.46	417,560
2016	1.05	1.16	485,209
Janus Henderson U.S. Managed Volatility Fund Service Class – 06-954
Band 125
2020	$1.40	$1.56	27,928
2019	1.15	1.40	31,400
2018	1.22	1.15	92,279
2017	1.03	1.22	108,238
2016	0.96	1.03	118,749
2015	1.00 (03/24/15)	0.96	121,464
Band 100
2020	$1.42	$1.58	23,720
2019	1.16	1.42	23,895
2018	1.22	1.16	31,532
2017	1.03	1.22	40,448
2016	0.97	1.03	128,959
2015	1.00 (03/24/15)	0.97	140,866
Janus Henderson Venture Fund N Class – 06-3P3
Band 125
2020	$1.17	$1.52	488,340
2019	0.90	1.17	348,890
John Hancock Bond Fund R6 Class – 06-3HM
Band 125
2020	$1.08	$1.17	21,413
2019	0.99	1.08	2,484
2018	1.00 (08/23/18)	0.99	5,082
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class – 06-3GN
Band 125
2020	$1.09	$1.18	241
2019	0.95	1.09	241
2018	1.00 (08/23/18)	0.95	242
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class – 06-3H3
Band 125
2020	$1.09	$1.18	7,450
2019	0.94	1.09	4,082
2018	1.00 (08/23/18)	0.94	656

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class – 06-3H4
Band 125
2020	$1.09	$1.20	36,632
2019	0.93	1.09	35,557
2018	1.00 (08/23/18)	0.93	27,906
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class – 06-3H6
Band 125
2020	$1.09	$1.22	75,404
2019	0.92	1.09	63,176
2018	1.00 (08/23/18)	0.92	44,815
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class – 06-3H7
Band 125
2020	$1.09	$1.24	121,869
2019	0.91	1.09	87,170
2018	1.00 (08/23/18)	0.91	51,598
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class – 06-3H9
Band 125
2020	$1.09	$1.25	343,870
2019	0.90	1.09	293,619
2018	1.00 (08/23/18)	0.90	227,268
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class – 06-3J3
Band 125
2020	$1.09	$1.26	102,548
2019	0.89	1.09	133,764
2018	1.00 (08/23/18)	0.89	97,760
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class – 06-3HF
Band 125
2020	$1.09	$1.26	239,192
2019	0.89	1.09	201,626
2018	1.00 (08/23/18)	0.89	139,447
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class – 06-3HG
Band 125
2020	$1.09	$1.26	65,999
2019	0.89	1.09	46,668
2018	1.00 (08/23/18)	0.89	47,349
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class – 06-3HH
Band 125
2020	$1.09	$1.26	35,463
2019	0.89	1.09	19,937
2018	1.00 (08/23/18)	0.89	2,773
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class – 06-3HJ
Band 125
2020	$1.09	$1.26	25,408
2019	0.89	1.09	15,001
2018	1.00 (08/23/18)	0.89	4,603

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class – 06-3HP
Band 125
2020	$1.07	$1.14	–
2019	0.99	1.07	–
2018	1.00 (08/23/18)	0.99	186
JPMorgan Core Plus Bond Fund R6 Class – 06-3W6
Band 125
2020	$1.05	$1.12	507,565
JPMorgan Emerging Markets Equity Fund R6 Class – 06-4CN
Band 125
2020	$1.10	$1.47	65,487
JPMorgan Equity Income Fund R4 Class – 06-FXX
Band 125
2020	$1.30	$1.33	194,210
2019	1.04	1.30	167,260
2018	1.11	1.04	165,466
Band 0
2020	$1.34	$1.39	15,526
JPMorgan Equity Income Fund R6 Class – 06-FXY
Band 125
2020	$1.31	$1.34	10,077,611
2019	1.05	1.31	7,074,951
2018	1.11	1.05	770,003
JPMorgan Global Bond Opps R6 Class – 06-4GH
Band 125
2020	$1.00 (01/24/20)	$1.06	22,747
JPMorgan Government Bond Fund R4 Class – 06-FYC
Band 125
2020	$1.04	$1.09	–
2019	0.99	1.04	649
2018	0.99	0.99	82,767
JPMorgan Government Bond Fund R6 Class – 06-FYF
Band 125
2020	$1.04	$1.10	14,664
2019	0.99	1.04	10,205
2018	0.99	0.99	4,526
JPMorgan Large Cap Growth Fund R6 Class – 06-3GJ
Band 125
2020	$1.16	$1.79	2,740,259
2019	0.84	1.16	9,016
JPMorgan Large Cap Value Fund R6 Class – 06-3GF
Band 125
2020	$1.07	$1.17	182,508
2019	0.85	1.07	181,959

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Mid Cap Growth Fund R4 Class – 06-FYG
Band 125
2020	$1.43	$2.09	2,138,343
2019	1.04	1.43	2,148,052
2018	1.11	1.04	1,294,538
2017	1.00 (06/22/17)	1.11	700,577
JPMorgan Mid Cap Growth Fund R6 Class – 06-FYH
Band 125
2020	$1.44	$2.11	3,311,092
2019	1.04	1.44	2,945,793
2018	1.11	1.04	2,453,754
2017	1.00 (06/22/17)	1.11	104,215
JPMorgan Mid Cap Value Fund R4 Class – 06-FYJ
Band 125
2020	$1.16	$1.15	28,109
2019	0.93	1.16	30,468
2018	1.07	0.93	29,652
JPMorgan Mid Cap Value Fund R6 Class – 06-FYK
Band 125
2020	$1.17	$1.16	1,095,083
2019	0.93	1.17	883,011
2018	1.07	0.93	679,250
JPMorgan Small Cap Growth Fund R6 Class – 06-3JM
Band 125
2020	$1.05	$1.67	848,572
2019	0.77	1.05	311,656
JPMorgan SmartRetirement Blend 2020 Fund R6 Class – 06-GGN
Band 125
2020	$1.10	$1.19	3,598,873
2019	0.96	1.10	3,549,087
2018	1.02	0.96	2,709,383
JPMorgan SmartRetirement Blend 2025 Fund R6 Class – 06-GGP
Band 125
2020	$1.11	$1.22	2,257,683
2019	0.95	1.11	1,850,122
2018	1.02	0.95	1,508,457
JPMorgan SmartRetirement Blend 2030 Fund R6 Class – 06-GGR
Band 125
2020	$1.13	$1.25	3,045,805
2019	0.95	1.13	2,632,899
2018	1.03	0.95	1,760,645
JPMorgan SmartRetirement Blend 2035 Fund R6 Class – 06-GGT
Band 125
2020	$1.14	$1.26	2,712,385
2019	0.94	1.14	2,243,189
2018	1.03	0.94	2,056,421

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan SmartRetirement Blend 2040 Fund R6 Class – 06-GGV
Band 125
2020	$1.15	$1.28	1,538,536
2019	0.94	1.15	1,497,919
2018	1.03	0.94	1,060,561
JPMorgan SmartRetirement Blend 2045 Fund R6 Class – 06-GGW
Band 125
2020	$1.15	$1.28	1,295,421
2019	0.93	1.15	1,291,200
2018	1.03	0.93	821,680
JPMorgan SmartRetirement Blend 2050 Fund R6 Class – 06-GGX
Band 125
2020	$1.15	$1.29	969,230
2019	0.93	1.15	935,929
2018	1.03	0.93	519,195
JPMorgan SmartRetirement Blend 2055 Fund R6 Class – 06-GGY
Band 125
2020	$1.15	$1.29	709,775
2019	0.93	1.15	542,362
2018	1.03	0.93	339,943
JPMorgan SmartRetirement Blend 2060 Fund R6 Class – 06-GHC
Band 125
2020	$1.16	$1.29	385,669
2019	0.94	1.16	273,881
2018	1.03	0.94	146,879
JPMorgan SmartRetirement Blend Inc Fund R6 Class – 06-GHF
Band 125
2020	$1.09	$1.18	572,972
2019	0.96	1.09	60,734
2018	1.01	0.96	66,213
JPMorgan U.S. Small Company Fund R4 Class – 06-FYM
Band 125
2020	$1.13	$1.32	3,402
2019	0.94	1.13	6,870
2018	1.08	0.94	13,892
JPMorgan U.S. Small Company Fund R6 Class – 06-FYN
Band 125
2020	$1.14	$1.33	237,594
2019	0.94	1.14	262,868
2018	1.08	0.94	333,109
JPMorgan Value Advantage Fund R4 Class – 06-GJH
Band 125
2020	$1.18	$1.15	25,642,114
2019	0.94	1.18	16,066,025
2018	1.05	0.94	15,108,372
JPMorgan Value Advantage Fund R6 Class – 06-GJJ
Band 125
2020	$1.19	$1.15	2,228,724
2019	0.94	1.19	1,783,067

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Knights of Columbus Intl Eq Institutional Class – 06-FRP (formerly Catholic Investor International Equity Fund Institutional Class)
Band 125
2020	$1.15	$1.29	106,039
2019	0.99	1.15	86,392
2018	1.14	0.99	38,894
2017	1.00 (06/22/17)	1.14	60,787
Knights of Columbus Lg Val Institutional Class – 06-FRT (formerly Catholic Investor Large Cap Value Fund Institutional Class)
Band 125
2020	$1.26	$1.24	521,049
2019	0.99	1.26	469,851
2018	1.10	0.99	460,845
2017	1.00 (06/22/17)	1.10	463,464
Knights of Columbus Small Cap Institutional Class – 06-FRV (formerly Catholic Investor Small Cap Equity Fund Institutional Class)
Band 125
2020	$1.13	$1.27	459,878
2019	0.92	1.13	433,718
2018	1.10	0.92	394,194
2017	1.00 (06/22/17)	1.10	447,339
BrandywineGLOBAL – Global Opportunities Bond Fund FI Class – 06-709
Band 125
2020	$1.05	$1.17	76,320
2019	0.98	1.05	401,119
2018	1.05	0.98	2,944,191
2017	0.94	1.05	3,363,619
2016	0.91	0.94	2,450,518
2015	1.02	0.91	1,717,485
2014	0.97	1.02	397,711
2013	1.03	0.97	10,575
BrandywineGLOBAL – Global Opportunities Bond Fund R Class – 06-714
Band 125
2020	$1.03	$1.14	–
2019	0.96	1.03	–
2018	1.03	0.96	(6)
2017	0.93	1.03	95,810
2016	0.91	0.93	119,845
2015	1.01	0.91	187,696
2014	0.97	1.01	118,131
2013	1.03	0.97	89,643
Band 0
2020	$1.13	$1.26	–
2019	1.04	1.13	–
2018	1.10	1.04	22,751
2017	0.98	1.10	22,763
2016	0.94	0.98	22,773
2015	1.04	0.94	29,771
Loomis Sayles Bond Fund N Class – 06-3XN
Band 125
2020	$1.05	$1.06	–
2019	1.00 (05/24/19)	1.05	40,365

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Loomis Sayles Small Cap Growth Fund N Class – 06-3JG
Band 125
2020	$1.01	$1.33	3,947
2019	0.80	1.01	–
2018	1.00 (09/20/18)	0.80	1,155,129
Lord Abbett Bond Debenture R6 Class – 06-4F6
Band 125
2020	$1.02	$1.08	58,251
Lord Abbett Bond-Debenture Fund R3 Class – 06-072
Band 125
2020	$1.20	$1.27	141,172
2019	1.07	1.20	10,716
2018	1.13	1.07	26,781
Lord Abbett Bond-Debenture Fund R5 Class – 06-CJT
Band 125
2020	$1.33	$1.42	2,912
2019	1.19	1.33	2,035
2018	1.25	1.19	–
2017	1.15	1.25	1,653
Lord Abbett Calibrated Dividend Growth Fund A Class – 06-423
Band 125
2020	$1.79	$2.04	–
2019	1.43	1.79	–
2018	1.52	1.43	–
2017	1.29	1.52	–
2016	1.14	1.29	–
2015	1.18	1.14	–
2014	1.07	1.18	–
2013	1.00 (10/11/13)	1.07	13,689
Lord Abbett Calibrated Dividend Growth Fund R3 Class – 06-424
Band 125
2020	$1.76	$2.00	31,158
2019	1.41	1.76	92,944
2018	1.50	1.41	72,485
2017	1.28	1.50	95,999
2016	1.13	1.28	103,199
2015	1.17	1.13	76,029
2014	1.07	1.17	68,064
2013	1.00 (10/11/13)	1.07	75,289
Band 100
2020	$1.79	$2.04	–
2019	1.43	1.79	–
2018	1.52	1.43	21,056
2017	1.29	1.52	120,996
2016	1.13	1.29	139,760
2015	1.18	1.13	68,766
2014	1.07	1.18	68,766
2013	1.00 (10/11/13)	1.07	10,397

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Calibrated Dividend Growth Fund R5 Class – 06-CJV
Band 125
2020	$1.69	$1.93	4,126
2019	1.35	1.69	4,193
2018	1.43	1.35	2,274
2017	1.21	1.43	1,175
2016	1.00 (01/21/16)	1.21	78
Lord Abbett Developing Growth Fund A Class – 06-732
Band 125
2020	$2.37	$4.04	78,675
2019	1.82	2.37	100,386
2018	1.75	1.82	112,084
2017	1.37	1.75	91,946
2016	1.42	1.37	202,948
2015	1.58	1.42	290,101
2014	1.55	1.58	360,349
2013	1.00	1.55	346,007
2012	0.92	1.00	234,395
2011	1.00 (06/23/11)	0.92	23,442
Band 0
2020	$2.64	$4.55	–
2019	2.00	2.64	–
2018	1.90	2.00	–
2017	1.47	1.90	–
2016	1.51	1.47	2,081,508
2015	1.65	1.51	2,074,073
2014	1.60	1.65	1,906,308
2013	1.02	1.60	2,271,156
2012	0.92	1.02	2,530,975
Lord Abbett Developing Growth Fund P Class – 06-960
Band 125
2020	$4.24	$7.20	150,982
2019	3.26	4.24	128,993
2018	3.14	3.26	257,104
2017	2.45	3.14	272,750
2016	2.55	2.45	310,525
2015	2.83	2.55	347,933
2014	2.78	2.83	489,086
2013	1.79	2.78	922,022
2012	1.64	1.79	553,655
2011	1.69	1.64	610,474
Band 100
2020	$4.40	$7.50	116,094
2019	3.37	4.40	104,415
2018	3.25	3.37	122,309
2017	2.52	3.25	169,110
2016	2.62	2.52	205,293
2015	2.90	2.62	306,994
2014	2.84	2.90	292,797
2013	1.82	2.84	37,849
2012	1.67	1.82	48,976
2011	1.72	1.67	41,506

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2020	$4.93	$8.46	–
2019	3.75	4.93	–
2018	3.58	3.75	–
2017	2.76	3.58	–
2016	2.85	2.76	–
2015	3.13	2.85	–
2014	3.04	3.13	–
2013	1.94	3.04	–
2012	1.76	1.94	–
2011	1.80	1.76	–
Band 0
2020	$5.11	$8.81	–
2019	3.88	5.11	–
2018	3.70	3.88	75,206
2017	2.85	3.70	87,987
2016	2.93	2.85	132,088
2015	3.21	2.93	133,297
2014	3.11	3.21	121,746
2013	1.98	3.11	115,991
2012	1.79	1.98	150,316
2011	1.82	1.79	146,200
Lord Abbett Developing Growth Fund R3 Class – 06-369
Band 125
2020	$2.55	$4.33	64,342
2019	1.96	2.55	162,653
2018	1.89	1.96	194,763
2017	1.48	1.89	325,461
2016	1.54	1.48	1,080,917
2015	1.72	1.54	1,068,460
2014	1.69	1.72	1,327,705
2013	1.09	1.69	1,445,197
2012	1.00	1.09	1,583,064
2011	1.03	1.00	1,530,364
Band 100
2020	$2.62	$4.47	20,685
2019	2.01	2.62	20,685
2018	1.94	2.01	20,685
2017	1.51	1.94	20,685
2016	1.57	1.51	20,685
2015	1.75	1.57	20,685
2014	1.71	1.75	20,685
2013	1.10	1.71	20,685
2012	1.01	1.10	20,685

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Fundamental Equity Fund A Class – 06-733
Band 125
2020	$1.94	$1.97	–
2019	1.60	1.94	–
2018	1.77	1.60	–
2017	1.59	1.77	–
2016	1.39	1.59	–
2015	1.45	1.39	–
2014	1.37	1.45	131,504
2013	1.02	1.37	114,738
Lord Abbett Fundamental Equity Fund R3 Class – 06-731
Band 125
2020	$1.90	$1.93	3,144
2019	1.58	1.90	1,480
2018	1.75	1.58	5,039
2017	1.57	1.75	27,239
2016	1.38	1.57	22,505
2015	1.44	1.38	160,378
2014	1.37	1.44	500,380
2013	1.01	1.37	789,689
2012	0.93	1.01	272,563
2011	1.00 (06/23/11)	0.93	394,056
Band 0
2020	$2.12	$2.17	–
2019	1.73	2.12	–
2018	1.89	1.73	–
2017	1.68	1.89	–
2016	1.46	1.68	–
2015	1.51	1.46	–
2014	1.41	1.51	201,478
2013	1.03	1.41	328,397
Lord Abbett Growth Leaders Fund I Class – 06-948
Band 125
2020	$1.85	$3.24	42,630
2019	1.38	1.85	90,968
2018	1.41	1.38	86,765
2017	1.09	1.41	61,309
2016	1.09	1.09	55,104
Lord Abbett Growth Leaders Fund R3 Class – 06-951
Band 125
2020	$1.80	$3.14	43,499
2019	1.36	1.80	41,504
2018	1.39	1.36	39,223
2017	1.08	1.39	108,048
2016	1.09	1.08	84,584
Lord Abbett Growth Leaders Fund R5 Class – 06-CJY
Band 125
2020	$1.87	$3.28	636,892
2019	1.40	1.87	878,374
2018	1.43	1.40	354,891
2017	1.10	1.43	341,858
2016	1.00 (01/21/16)	1.10	366,873

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Growth Opportunities Fund P Class – 06-965
Band 125
2020	$3.16	$4.37	36,853
2019	2.35	3.16	44,750
2018	2.46	2.35	29,415
2017	2.03	2.46	26,436
2016	2.04	2.03	28,936
2015	2.02	2.04	38,783
2014	1.93	2.02	79,119
2013	1.42	1.93	99,661
2012	1.27	1.42	127,706
2011	1.43	1.27	113,297
Band 100
2020	$3.28	$4.54	12,931
2019	2.43	3.28	12,640
2018	2.55	2.43	17,616
2017	2.10	2.55	21,688
2016	2.10	2.10	27,336
2015	2.07	2.10	35,979
2014	1.97	2.07	25,392
Lord Abbett Growth Opportunities Fund R3 Class – 06-371
Band 125
2020	$2.39	$3.30	56,019
2019	1.78	2.39	52,311
2018	1.87	1.78	53,321
2017	1.54	1.87	160,669
2016	1.55	1.54	160,174
2015	1.53	1.55	94,664
2014	1.46	1.53	205,070
2013	1.08	1.46	103,780
2012	0.96	1.08	157,303
2011	1.09	0.96	110,584
Band 0
2020	$2.78	$3.89	–
2019	2.04	2.78	–
2018	2.12	2.04	–
2017	1.73	2.12	–
2016	1.71	1.73	–
2015	1.67	1.71	1,143
2014	1.58	1.67	498
2013	1.15	1.58	193
2012	1.01	1.15	193
2011	1.13	1.01	193
Lord Abbett High Yield Fund A Class – 06-057
Band 125
2020	$1.22	$1.26	584
2019	1.07	1.22	54,089
2018	1.14	1.07	51,038
2017	1.07	1.14	162,805
2016	0.93	1.07	418,453
2015	0.97	0.93	141,637
2014	1.00 (06/26/14)	0.97	13,559

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett High Yield Fund R3 Class – 06-073
Band 125
2020	$1.20	$1.23	144,549
2019	1.06	1.20	125,667
2018	1.13	1.06	239,480
2017	1.06	1.13	241,154
2016	0.93	1.06	264,831
2015	0.97	0.93	276,250
Lord Abbett High Yield Fund R5 Class – 06-CKF
Band 125
2020	$1.37	$1.41	4,456,285
2019	1.20	1.37	4,710,815
2018	1.28	1.20	3,940,666
2017	1.19	1.28	3,806,067
2016	1.00 (01/21/16)	1.19	35,383
Lord Abbett High Yield Fund R6 Class – 06-CYK
Band 125
2020	$1.15	$1.20	626,819
2019	1.01	1.15	687,025
2018	1.08	1.01	706,153
2017	1.01	1.08	207,443
Lord Abbett International Opportunities Fund R3 Class – 06-36C
Band 125
2020	$0.90	$1.01	488,626
2019	0.75	0.90	559,923
2018	1.00 (03/15/18)	0.75	3,153,104
Band 0
2020	$0.92	$1.05	734,921
2019	0.76	0.92	655,834
2018	1.00 (03/15/18)	0.76	1,416,716
Lord Abbett International Opportunities Fund R5 Class – 06-36F
Band 125
2020	$0.91	$1.03	1,603,252
2019	0.76	0.91	1,961,497
2018	1.00 (03/15/18)	0.76	7,124,094
Lord Abbett International Opportunities Fund R6 Class – 06-36G
Band 125
2020	$0.91	$1.03	1,045,580
2019	0.76	0.91	441,339
2018	1.00 (03/15/18)	0.76	1,189,664

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Mid Cap Stock Fund P Class – 06-970
Band 125
2020	$1.98	$2.01	16,143
2019	1.64	1.98	14,977
2018	1.94	1.64	14,073
2017	1.84	1.94	9,654
2016	1.60	1.84	9,266
2015	1.68	1.60	8,060
2014	1.53	1.68	7,795
2013	1.19	1.53	41,037
2012	1.05	1.19	23,215
2011	1.11	1.05	28,115
Lord Abbett Mid Cap Stock Fund R3 Class – 06-961
Band 125
2020	$2.82	$2.86	14,104
2019	2.33	2.82	29,872
2018	2.77	2.33	36,734
2017	2.62	2.77	306,524
2016	2.29	2.62	64,522
2015	2.40	2.29	60,370
2014	2.18	2.40	59,359
2013	1.70	2.18	85,142
2012	1.51	1.70	65,115
2011	1.59	1.51	38,083
Lord Abbett Small Cap Value Fund P Class – 06-980
Band 125
2020	$2.74	$2.66	–
2019	2.31	2.74	–
2018	2.66	2.31	–
2017	2.54	2.66	–
2016	2.14	2.54	–
2015	2.20	2.14	157,053
2014	2.18	2.20	230,612
2013	1.66	2.18	279,365
2012	1.52	1.66	264,747
2011	1.62	1.52	258,432
Lord Abbett Small Cap Value Fund R3 Class – 06-962
Band 125
2020	$2.65	$2.57	67,172
2019	2.24	2.65	51,707
2018	2.58	2.24	60,496
2017	2.46	2.58	52,215
2016	2.07	2.46	58,699
2015	2.13	2.07	54,249
2014	2.12	2.13	74,564
2013	1.61	2.12	113,560
2012	1.47	1.61	166,580
2011	1.57	1.47	162,124

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.03	$2.98	–
2019	2.52	3.03	–
2018	2.87	2.52	–
2017	2.71	2.87	–
2016	2.25	2.71	–
2015	2.28	2.25	2,415
2014	2.25	2.28	397
2013	1.68	2.25	–
2012	1.52	1.68	7,503
2011	1.60	1.52	5,123
Lord Abbett Total Return Fund I Class – 06-949
Band 125
2020	$1.08	$1.15	136,011
2019	1.01	1.08	67,356
2018	1.03	1.01	189,005
2017	1.00	1.03	356,298
2016	0.97	1.00	311,939
2015	1.00 (01/15/15)	0.97	8,927
Lord Abbett Total Return Fund R3 Class – 06-952
Band 125
2020	$1.06	$1.11	114,610
2019	0.99	1.06	111,073
2018	1.01	0.99	161,426
2017	0.99	1.01	488,568
2016	0.97	0.99	731,998
2015	1.00 (01/15/15)	0.97	547,927
Lord Abbett Total Return Fund R5 Class – 06-CKJ
Band 125
2020	$1.11	$1.18	586,474
2019	1.04	1.11	928,632
2018	1.06	1.04	775,911
2017	1.03	1.06	884,895
2016	1.00 (01/21/16)	1.03	547,144
Lord Abbett Total Return Fund R6 Class – 06-3RJ
Band 125
2020	$1.06	$1.13	5,831
Lord Abbett Value Opportunities Fund A Class – 06-967
Band 125
2020	$2.35	$2.68	230,596
2019	1.94	2.35	299,807
2018	2.23	1.94	368,800
2017	2.05	2.23	568,705
2016	1.78	2.05	580,743
2015	1.86	1.78	735,607
2014	1.73	1.86	1,379,860
2013	1.28	1.73	1,829,460
2012	1.18	1.28	1,840,055
2011	1.25	1.18	1,130,022

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.67	$3.07	–
2019	2.17	2.67	–
2018	2.47	2.17	–
2017	2.24	2.47	–
2016	1.92	2.24	–
2015	1.98	1.92	–
2014	1.81	1.98	1,339,607
2013	1.33	1.81	1,370,257
2012	1.21	1.33	1,528,042
Lord Abbett Value Opportunities Fund P Class – 06-025
Band 125
2020	$1.50	$1.70	308,696
2019	1.24	1.50	419,791
2018	1.42	1.24	438,721
2017	1.31	1.42	370,768
2016	1.14	1.31	477,043
2015	1.19	1.14	610,088
2014	1.11	1.19	672,947
2013	1.00 (07/12/13)	1.11	732,951
Band 100
2020	$1.52	$1.73	39,013
2019	1.25	1.52	39,380
2018	1.44	1.25	40,950
2017	1.32	1.44	43,122
2016	1.15	1.32	44,799
2015	1.20	1.15	56,398
2014	1.11	1.20	30,223
2013	1.00 (07/12/13)	1.11	1,756
Band 0
2020	$1.62	$1.87	–
2019	1.32	1.62	–
2018	1.51	1.32	–
2017	1.37	1.51	–
2016	1.18	1.37	–
2015	1.22	1.18	–
2014	1.12	1.22	–
2013	1.00 (07/12/13)	1.12	68,224
Lord Abbett Value Opportunities Fund R3 Class – 06-968
Band 125
2020	$2.31	$2.62	218,866
2019	1.91	2.31	234,702
2018	2.20	1.91	332,330
2017	2.02	2.20	414,831
2016	1.76	2.02	389,559
2015	1.84	1.76	508,221
2014	1.71	1.84	1,045,034
2013	1.28	1.71	1,057,555
2012	1.18	1.28	905,195
2011	1.25	1.18	595,872

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.37	$2.69	55,410
2019	1.95	2.37	63,622
2018	2.24	1.95	90,837
2017	2.06	2.24	98,106
2016	1.79	2.06	108,530
2015	1.87	1.79	153,596
2014	1.73	1.87	149,322
Band 0
2020	$2.62	$3.01	–
2019	2.14	2.62	–
2018	2.43	2.14	–
2017	2.21	2.43	–
2016	1.90	2.21	–
2015	1.96	1.90	6,534
2014	1.80	1.96	94,754
2013	1.33	1.80	99,542
2012	1.21	1.33	17,829
2011	1.27	1.21	21,460
Lord Abbett Value Opportunities Fund R5 Class – 06-CKK
Band 125
2020	$1.47	$1.67	–
2019	1.20	1.47	–
2018	1.38	1.20	2,891
Lord Abbett Value Opportunities Fund R6 Class – 06-FYP
Band 125
2020	$1.14	$1.30	649,337
2019	0.93	1.14	674,039
2018	1.07	0.93	760,811
MainStay Large Cap Growth Fund R6 Class – 06-3HY
Band 125
2020	$1.15	$1.57	–
2019	0.87	1.15	–
2018	1.00 (08/23/18)	0.87	7,690,721
Manning & Napier Pro-Blend Conservative Term Series S Class – 06-222
Band 125
2020	$1.61	$1.76	20,202
2019	1.45	1.61	20,113
2018	1.50	1.45	693,093
2017	1.39	1.50	907,195
2016	1.35	1.39	1,502,051
2015	1.41	1.35	1,717,912
2014	1.38	1.41	1,488,741
2013	1.29	1.38	1,581,056
2012	1.20	1.29	678,266
2011	1.19	1.20	620,882

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Manning & Napier Pro-Blend Extended Term Series S Class – 06-223
Band 125
2020	$1.74	$2.02	12,523
2019	1.48	1.74	11,045
2018	1.56	1.48	1,409,785
2017	1.38	1.56	2,295,335
2016	1.34	1.38	2,790,804
2015	1.43	1.34	3,329,461
2014	1.38	1.43	2,883,218
2013	1.20	1.38	2,268,424
2012	1.07	1.20	379,120
2011	1.10	1.07	366,431
Manning & Napier Pro-Blend Maximum Term Series S Class – 06-224
Band 125
2020	$1.99	$2.39	140,996
2019	1.57	1.99	146,720
2018	1.70	1.57	1,153,047
2017	1.39	1.70	1,123,334
2016	1.34	1.39	1,110,611
2015	1.44	1.34	1,279,125
2014	1.38	1.44	1,031,194
2013	1.11	1.38	618,923
2012	0.96	1.11	195,166
2011	1.05	0.96	95,885
Manning & Napier Pro-Blend Moderate Term Series S Class – 06-226
Band 125
2020	$1.60	$1.81	59,640
2019	1.39	1.60	59,750
2018	1.46	1.39	3,981,805
2017	1.33	1.46	5,994,996
2016	1.30	1.33	16,612,743
2015	1.38	1.30	18,009,992
2014	1.35	1.38	18,526,866
2013	1.21	1.35	16,467,809
2012	1.10	1.21	10,878,795
2011	1.12	1.10	9,214,054
Met West Total Return Bd P Class – 06-47P
Band 125
2020	$0.94	$1.01	759,331
2019	1.00 (08/30/19)	0.94	215,212
MFS Aggressive Growth Allocation Fund R2 Class – 06-074
Band 125
2020	$1.45	$1.65	40,759
2019	1.14	1.45	53,860
2018	1.24	1.14	9,325
2017	1.02	1.24	3,007

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Aggressive Growth Allocation Fund R3 Class – 06-058
Band 125
2020	$1.47	$1.68	714,311
2019	1.15	1.47	699,469
2018	1.25	1.15	17,430
2017	1.03	1.25	8,783
2016	0.97	1.03	2,129
MFS Conservative Allocation Fund R2 Class – 06-075
Band 125
2020	$1.21	$1.33	360,870
2019	1.05	1.21	151,433
2018	1.10	1.05	132,279
2017	1.01	1.10	178,399
MFS Conservative Allocation Fund R3 Class – 06-059
Band 125
2020	$1.23	$1.35	1,282,076
2019	1.06	1.23	1,118,762
2018	1.11	1.06	782,546
2017	1.01	1.11	562,728
2016	0.97	1.01	335,237
2015	0.99	0.97	97,024
MFS Core Equity Fund R6 Class – 06-3W7
Band 125
2020	$1.14	$1.34	108,839
MFS Emerging Markets Debt Fund R2 Class – 06-013
Band 125
2020	$1.23	$1.31	817
2019	1.10	1.23	163
MFS Emerging Markets Debt Fund R3 Class – 06-014
Band 125
2020	$1.25	$1.33	–
2019	1.11	1.25	–
2018	1.19	1.11	730
2017	1.10	1.19	45,870
2016	1.02	1.10	83,358
2015	1.04	1.02	2
2014	1.01	1.04	812,624
2013	1.00 (06/20/13)	1.01	1,527,002
MFS Emerging Markets Debt Fund R6 Class – 06-CYM
Band 125
2020	$1.15	$1.23	33,134
2019	1.02	1.15	27,378
2018	1.09	1.02	19,442
MFS Growth Allocation Fund R2 Class – 06-076
Band 125
2020	$1.38	$1.55	405,560
2019	1.11	1.38	99,339
2018	1.19	1.11	86,153
2017	1.02	1.19	274,940

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Growth Allocation Fund R3 Class – 06-060
Band 125
2020	$1.40	$1.58	165,005
2019	1.12	1.40	308,828
2018	1.20	1.12	368,253
2017	1.03	1.20	113,019
2016	0.97	1.03	102,264
2015	0.99	0.97	94,250
MFS Growth Fund R6 Class – 06-CYN
Band 125
2020	$1.77	$2.30	6,727,998
2019	1.30	1.77	3,017,401
2018	1.28	1.30	2,884,583
2017	0.99	1.28	622,520
MFS International Diversification Fund R6 Class – 06-3MF
Band 125
2020	$1.18	$1.35	3,318,007
2019	0.95	1.18	383,286
MFS International Growth Fund R6 Class – 06-49X
Band 125
2020	$1.09	$1.25	27,786
MFS International New Discovery Fund A Class – 06-360
Band 125
2020	$4.04	$4.38	474,353
2019	3.34	4.04	482,810
2018	3.79	3.34	642,916
2017	2.91	3.79	900,109
2016	2.94	2.91	1,144,856
2015	2.91	2.94	1,808,540
2014	3.03	2.91	1,851,378
2013	2.57	3.03	3,068,691
2012	2.09	2.57	2,868,466
2011	2.35	2.09	2,911,962
MFS International New Discovery Fund R2 Class – 06-379
Band 125
2020	$2.05	$2.22	115,571
2019	1.70	2.05	109,103
2018	1.93	1.70	106,828
2017	1.49	1.93	128,901
2016	1.51	1.49	284,809
2015	1.49	1.51	311,334
2014	1.56	1.49	320,175
2013	1.33	1.56	282,508
2012	1.08	1.33	99,293
2011	1.22	1.08	44,926
MFS International New Discovery Fund R6 Class – 06-CYP
Band 125
2020	$1.41	$1.54	1,935,164
2019	1.16	1.41	2,113,638
2018	1.31	1.16	1,119,692
2017	1.01	1.31	1,090,009

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS International Value Fund R2 Class – 06-822
Band 125
2020	$1.97	$2.33	314,175
2019	1.59	1.97	430,271
2018	1.78	1.59	404,578
2017	1.42	1.78	431,905
2016	1.39	1.42	636,413
2015	1.32	1.39	797,445
2014	1.33	1.32	193,385
2013	1.06	1.33	24,149
MFS International Value Fund R3 Class – 06-773
Band 125
2020	$2.00	$2.37	577,207
2019	1.61	2.00	741,182
2018	1.80	1.61	2,272,835
2017	1.44	1.80	9,424,816
2016	1.40	1.44	9,667,426
2015	1.33	1.40	8,610,715
2014	1.33	1.33	6,359,318
2013	1.06	1.33	2,253,559
MFS International Value Fund R6 Class – 06-CYR
Band 125
2020	$1.43	$1.70	2,044,771
2019	1.15	1.43	1,886,294
2018	1.28	1.15	1,334,290
2017	1.02	1.28	888,578
MFS Massachusetts Investors Growth Stock Fund R2 Class – 06-387
Band 125
2020	$3.39	$4.09	267,198
2019	2.46	3.39	398,729
2018	2.48	2.46	371,902
2017	1.96	2.48	2,037,117
2016	1.87	1.96	2,334,954
2015	1.90	1.87	2,965,177
2014	1.73	1.90	3,801,581
2013	1.35	1.73	3,889,471
2012	1.17	1.35	2,541,810
2011	1.17	1.17	365,099
Band 100
2020	$3.47	$4.20	245,548
2019	2.51	3.47	269,106
2018	2.53	2.51	310,502
2017	1.99	2.53	379,937
2016	1.90	1.99	434,171
2015	1.92	1.90	448,343
2014	1.74	1.92	346,649

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.82	$4.67	–
2019	2.74	3.82	–
2018	2.72	2.74	–
2017	2.12	2.72	–
2016	2.01	2.12	–
2015	2.01	2.01	4,444
2014	1.81	2.01	1,377
MFS Massachusetts Investors Growth Stock Fund R3 Class – 06-386
Band 125
2020	$3.47	$4.20	927,365
2019	2.51	3.47	1,203,428
2018	2.52	2.51	4,144,628
2017	1.99	2.52	4,342,756
2016	1.90	1.99	4,927,849
2015	1.92	1.90	5,045,019
2014	1.74	1.92	5,016,469
2013	1.36	1.74	5,108,600
2012	1.18	1.36	4,366,263
2011	1.17	1.18	4,152,131
Band 0
2020	$3.91	$4.79	–
2019	2.80	3.91	–
2018	2.78	2.80	–
2017	2.16	2.78	–
2016	2.03	2.16	2,823,037
2015	2.03	2.03	2,686,990
2014	1.82	2.03	2,772,281
2013	1.40	1.82	2,964,647
2012	1.20	1.40	3,060,256
MFS Massachusetts Investors Growth Stock Fund R6 Class – 06-CYT
Band 125
2020	$1.75	$2.12	6,361,179
2019	1.26	1.75	6,101,482
2018	1.26	1.26	1,617,773
2017	0.99	1.26	60,768
MFS Mid Cap Growth Fund A Class – 06-365
Band 125
2020	$2.87	$3.83	6,550,354
2019	2.11	2.87	7,684,357
2018	2.12	2.11	3,889,171
2017	1.71	2.12	3,462,544
2016	1.66	1.71	1,919,308
2015	1.61	1.66	533,328
2014	1.50	1.61	62,397
2013	1.11	1.50	61,127
2012	0.97	1.11	56,348
2011	1.04	0.97	54,472

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Mid Cap Growth Fund R6 Class – 06-GNF
Band 125
2020	$1.38	$1.85	8,759,560
2019	1.01	1.38	6,836,225
2018	1.01	1.01	1,413,247
MFS Mid Cap Value Fund R2 Class – 06-922
Band 125
2020	$1.39	$1.43	518,037
2019	1.08	1.39	402,023
2018	1.25	1.08	937,508
2017	1.12	1.25	3,862,237
2016	0.98	1.12	4,762,985
2015	1.02	0.98	232,177
Band 0
2020	$1.49	$1.54	230,199
2019	1.14	1.49	188,294
2018	1.29	1.14	116,514
2017	1.14	1.29	1,059,948
2016	0.99	1.14	1,138,556
MFS Mid Cap Value Fund R3 Class – 06-891
Band 125
2020	$1.41	$1.45	1,438,884
2019	1.10	1.41	1,336,593
2018	1.26	1.10	1,664,344
2017	1.12	1.26	5,498,405
2016	0.98	1.12	6,719,646
2015	1.02	0.98	14,243
MFS Mid Cap Value Fund R6 Class – 06-CYV
Band 125
2020	$1.25	$1.29	5,094,544
2019	0.97	1.25	4,399,826
2018	1.10	0.97	4,497,262
2017	0.98	1.10	3,700,125
MFS Moderate Allocation Fund R2 Class – 06-077
Band 125
2020	$1.29	$1.45	610,623
2019	1.08	1.29	556,038
2018	1.15	1.08	499,867
2017	1.01	1.15	463,108
MFS Moderate Allocation Fund R3 Class – 06-061
Band 125
2020	$1.31	$1.47	2,568,679
2019	1.09	1.31	2,513,458
2018	1.16	1.09	108,359
2017	1.02	1.16	51,676
2016	0.97	1.02	22,216
2015	0.99	0.97	61,788

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS New Discovery Fund R2 Class – 06-298
Band 125
2020	$2.15	$3.07	32,339
2019	1.55	2.15	28,516
2018	1.60	1.55	22,314
2017	1.29	1.60	12,684
2016	1.21	1.29	50,199
2015	1.25	1.21	204,337
2014	1.37	1.25	527,673
2013	0.99	1.37	297,334
2012	0.83	0.99	66,702
2011	1.00 (06/23/11)	0.83	41,935
Band 0
2020	$2.40	$3.46	–
2019	1.71	2.40	–
2018	1.74	1.71	–
2017	1.38	1.74	–
2016	1.28	1.38	–
2015	1.31	1.28	9,214
2014	1.42	1.31	6,390
MFS New Discovery Fund R3 Class – 06-299
Band 125
2020	$2.20	$3.14	151,413
2019	1.58	2.20	11,496
2018	1.63	1.58	–
2017	1.31	1.63	–
2016	1.22	1.31	18,350
2015	1.26	1.22	70,293
2014	1.38	1.26	700,692
2013	0.99	1.38	145,617
2012	0.83	0.99	44,407
2011	1.00 (06/23/11)	0.83	23,209
MFS Technology Fund R2 Class – 06-CMG
Band 125
2020	$1.98	$2.85	7,956
2019	1.48	1.98	1,863
2018	1.48	1.48	2,448
2017	1.09	1.48	18,374
2016	1.00 (05/12/16)	1.09	14,851
MFS Technology Fund R3 Class – 06-CMH
Band 125
2020	$2.00	$2.88	1,129,828
2019	1.49	2.00	1,390,560
2018	1.49	1.49	1,594,508
2017	1.09	1.49	1,385,391
2016	1.00 (05/12/16)	1.09	32,362
MFS Technology Fund R6 Class – 06-CYW
Band 125
2020	$1.84	$2.66	1,480,691
2019	1.36	1.84	1,025,042
2018	1.36	1.36	667,319
2017	0.99	1.36	341,103

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Total Return Bond Fund R6 Class – 06-3TH
Band 125
2020	$1.08	$1.16	12,560
MFS Total Return Fund R6 Class – 06-3JR
Band 125
2020	$1.10	$1.19	34,938
MFS Utilities Fund R2 Class – 06-389
Band 125
2020	$2.33	$2.43	33,994
2019	1.89	2.33	58,675
2018	1.90	1.89	66,153
2017	1.69	1.90	94,511
2016	1.54	1.69	296,143
2015	1.83	1.54	341,133
2014	1.65	1.83	540,895
2013	1.39	1.65	275,996
2012	1.25	1.39	175,686
2011	1.19	1.25	143,125
Band 100
2020	$2.38	$2.49	1,540
2019	1.93	2.38	1,568
2018	1.94	1.93	2,397
2017	1.71	1.94	33,318
2016	1.56	1.71	35,232
2015	1.85	1.56	44,128
2014	1.66	1.85	53,031
MFS Utilities Fund R3 Class – 06-388
Band 125
2020	$2.38	$2.50	33,251
2019	1.93	2.38	77,750
2018	1.94	1.93	34,447
2017	1.71	1.94	45,747
2016	1.56	1.71	203,327
2015	1.85	1.56	166,061
2014	1.67	1.85	49,803
2013	1.40	1.67	18,309
2012	1.25	1.40	17,752
2011	1.19	1.25	12,960
MFS Value Fund A Class – 06-375
Band 125
2020	$3.26	$3.34	2,383,931
2019	2.55	3.26	3,967,121
2018	2.87	2.55	6,014,553
2017	2.47	2.87	7,444,352
2016	2.20	2.47	12,552,857
2015	2.25	2.20	10,260,718
2014	2.06	2.25	5,716,057
2013	1.54	2.06	4,937,223
2012	1.34	1.54	3,065,781
2011	1.36	1.34	4,364,025

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$4.07	$4.22	–
2019	3.14	4.07	–
2018	3.49	3.14	–
2017	2.97	3.49	–
2016	2.61	2.97	1,870,724
2015	2.63	2.61	1,850,306
2014	2.38	2.63	1,753,659
2013	1.76	2.38	1,828,853
2012	1.51	1.76	1,854,727
MFS Value Fund R6 Class – 06-CYX
Band 125
2020	$1.33	$1.36	9,334,260
2019	1.03	1.33	8,126,712
2018	1.16	1.03	7,162,269
2017	0.99	1.16	1,124,262
Band 0
2020	$1.38	$1.43	2,122,689
2019	1.06	1.38	2,312,884
2018	1.17	1.06	2,344,340
2017	0.99	1.17	2,461,811
Neuberger Berman Emerging Markets Equity Fund A Class – 06-015
Band 125
2020	$1.32	$1.48	78,158
2019	1.13	1.32	30,024
2018	1.39	1.13	26,072
2017	0.99	1.39	231,533
2016	0.92	0.99	16,270
Neuberger Berman Emerging Markets Equity Fund R3 Class – 06-016
Band 125
2020	$1.32	$1.47	3,184
2019	1.13	1.32	1,546
2018	1.39	1.13	999
2017	1.00	1.39	31,031
2016	0.94	1.00	29,271
2015	1.08	0.94	17,754
Neuberger Berman Focus Fund Advisor Class – 06-880
Band 125
2020	$13.67	$16.74	1,506
2019	10.82	13.67	1,506
2018	12.06	10.82	4,867
2017	10.26	12.06	4,545
2016	9.74	10.26	4,486
2015	9.89	9.74	4,197
2014	9.09	9.89	4,070
2013	6.8	9.09	7,025
2012	5.81	6.8	5,899
2011	6.05	5.81	8,740

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$14.23	$17.47	439
2019	11.24	14.23	502
2018	12.50	11.24	642
2017	10.61	12.50	1,253
2016	10.04	10.61	8,891
2015	10.17	10.04	2,357
2014	9.32	10.17	2,483
Neuberger Berman Large Cap Value Fund Advisor Class – 06-900
Band 125
2020	$5.17	$5.83	98,090
2019	4.24	5.17	110,035
2018	4.35	4.24	99,117
2017	3.90	4.35	132,835
2016	3.09	3.90	263,324
2015	3.57	3.09	684,397
2014	3.27	3.57	696,007
2013	2.53	3.27	815,403
2012	2.19	2.53	800,279
2011	2.51	2.19	1,827,912
Band 100
2020	$5.37	$6.07	12,123
2019	4.39	5.37	12,869
2018	4.49	4.39	21,441
2017	4.02	4.49	25,446
2016	3.17	4.02	89,309
2015	3.67	3.17	67,095
2014	3.35	3.67	73,144
2013	2.58	3.35	4,912
2012	2.23	2.58	4,815
2011	2.55	2.23	4,815
Band 0
2020	$6.24	$7.12	–
2019	5.05	6.24	–
2018	5.12	5.05	–
2017	4.53	5.12	–
2016	3.54	4.53	–
2015	4.05	3.54	–
2014	3.66	4.05	–
2013	2.80	3.66	–
2012	2.40	2.80	293,974
2011	2.71	2.40	271,795
Neuberger Berman Small Cap Growth Fund A Class – 06-868
Band 125
2020	$2.95	$4.16	24,854
2019	2.22	2.95	20,189
2018	2.14	2.22	28,328
2017	1.69	2.14	41,323
2016	1.61	1.69	42,732
2015	1.73	1.61	48,020

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Small Cap Growth Fund Advisor Class – 06-895
Band 125
2020	$4.81	$6.76	94,328
2019	3.63	4.81	115,014
2018	3.49	3.63	114,375
2017	2.77	3.49	69,790
2016	2.65	2.77	106,233
2015	2.85	2.65	181,654
2014	2.78	2.85	192,098
2013	1.92	2.78	216,777
2012	1.79	1.92	265,292
2011	1.85	1.79	293,423
Band 100
2020	$4.99	$7.04	9,329
2019	3.76	4.99	28,536
2018	3.60	3.76	26,829
2017	2.85	3.60	4,991
2016	2.72	2.85	6,341
2015	2.92	2.72	6,322
2014	2.85	2.92	7,765
Band 0
2020	$5.80	$8.26	–
2019	4.32	5.80	–
2018	4.11	4.32	–
2017	3.22	4.11	–
2016	3.04	3.22	–
2015	3.23	3.04	4,991
2014	3.12	3.23	6,341
2013	2.13	3.12	6,322
2012	1.95	2.13	7,765
2011	2.00	1.95	20,024
Neuberger Berman Small Cap Growth Fund R3 Class – 06-867
Band 125
2020	$4.58	$6.44	33,908
2019	3.46	4.58	34,383
2018	3.33	3.46	25,324
2017	2.64	3.33	18,704
2016	2.52	2.64	9,685
2015	2.71	2.52	25,980
2014	2.65	2.71	15,064
2013	1.83	2.65	10,793
2012	1.71	1.83	5,204
2011	1.76	1.71	5,148
Neuberger Berman Sustainable Equity Fund A Class – 06-CNY
Band 125
2020	$2.50	$2.94	12,244
2019	2.01	2.50	74,144
2018	2.17	2.01	67,976
2017	1.86	2.17	69,980
2016	1.00 (10/21/16)	1.86	145,717

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Sustainable Equity Fund R3 Class – 06-CPC
Band 125
2020	$2.51	$2.95	432,772
2019	2.03	2.51	422,383
2018	2.19	2.03	433,491
2017	1.88	2.19	380,371
2016	1.00 (10/21/16)	1.88	780,532
Band 100
2020	$2.53	$2.98	12,954
2019	2.04	2.53	16,153
2018	2.20	2.04	17,443
2017	1.88	2.20	26,195
2016	1.00 (10/21/16)	1.88	55,976
Northern Small Cap Value Fund R Class – 06-492
Band 125
2020	$2.14	$2.06	2,545,239
2019	1.77	2.14	2,054,020
2018	2.07	1.77	2,063,471
2017	1.97	2.07	2,353,353
2016	1.56	1.97	1,421,332
2015	1.66	1.56	863,975
2014	1.57	1.66	19,543
2013	1.16	1.57	17,647
Nuveen International Growth Fund A Class – 06-CNM
Band 125
2020	$1.30	$1.53	–
2019	1.01	1.30	–
2018	1.29	1.01	14,105
2017	0.95	1.29	11,504
Nuveen International Growth Fund R3 Class – 06-CMJ
Band 125
2020	$1.29	$1.51	18,282
2019	1.01	1.29	11,140
Nuveen Mid Cap Growth Opportunities Fund A Class – 06-237
Band 125
2020	$2.55	$3.67	18,939
2019	1.93	2.55	23,304
2018	2.16	1.93	290,887
2017	1.75	2.16	933,945
2016	1.76	1.75	3,338,235
2015	1.80	1.76	2,384,566
2014	1.68	1.80	762,062
2013	1.24	1.68	57,259
2012	1.10	1.24	345,375
2011	1.15	1.10	325,064

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Growth Opportunities Fund R3 Class – 06-238
Band 125
2020	$2.47	$3.55	109,523
2019	1.88	2.47	101,235
2018	2.10	1.88	201,814
2017	1.71	2.10	246,915
2016	1.72	1.71	1,315,975
2015	1.76	1.72	813,436
2014	1.65	1.76	494,129
2013	1.23	1.65	45,588
2012	1.08	1.23	42,929
2011	1.13	1.08	35,872
Band 0
2020	$2.91	$4.23	–
2019	2.19	2.91	–
2018	2.41	2.19	–
2017	1.94	2.41	–
2016	1.92	1.94	338,777
2015	1.95	1.92	149,082
2014	1.80	1.95	521,788
Nuveen Mid Cap Value Fund A Class – 06-234
Band 125
2020	$2.03	$2.03	120,636
2019	1.62	2.03	646,334
2018	1.89	1.62	553,187
2017	1.60	1.89	466,440
2016	1.40	1.60	293,222
2015	1.47	1.40	172,431
2014	1.36	1.47	106,868
2013	1.00	1.36	26,117
2012	0.92	1.00	9,350
2011	1.00	0.92	102,847
Nuveen Mid Cap Value Fund R3 Class – 06-236
Band 125
2020	$1.97	$1.96	132,414
2019	1.58	1.97	111,276
2018	1.84	1.58	4,568
2017	1.56	1.84	2,437
2016	1.37	1.56	1,335
2015	1.44	1.37	9,030
2014	1.34	1.44	7,865
2013	0.98	1.34	5,071
2012	0.90	0.98	1,179
2011	0.99	0.90	16,406

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Real Estate Securities Fund A Class – 06-324
Band 125
2020	$2.71	$2.51	69,785
2019	2.19	2.71	223,987
2018	2.35	2.19	274,888
2017	2.26	2.35	415,519
2016	2.15	2.26	470,377
2015	2.11	2.15	339,928
2014	1.63	2.11	572,816
2013	1.63	1.63	639,614
2012	1.40	1.63	819,385
2011	1.32	1.40	537,716
Nuveen Real Estate Securities Fund R3 Class – 06-326
Band 125
2020	$2.64	$2.44	74,832
2019	2.14	2.64	85,887
2018	2.31	2.14	113,953
2017	2.22	2.31	462,914
2016	2.12	2.22	688,803
2015	2.08	2.12	699,695
2014	1.61	2.08	778,230
2013	1.62	1.61	719,411
2012	1.39	1.62	676,250
2011	1.32	1.39	563,985
Band 100
2020	$2.71	$2.51	21,081
2019	2.19	2.71	28,745
2018	2.36	2.19	503
2017	2.26	2.36	504
2016	2.15	2.26	7,434
2015	2.11	2.15	28,555
2014	1.63	2.11	49,212
Band 0
2020	$3.00	$2.80	–
2019	2.40	3.00	18,233
2018	2.55	2.40	25,552
2017	2.43	2.55	27,107
2016	2.28	2.43	23,345
2015	2.22	2.28	86,146
2014	1.70	2.22	103,114
2013	1.69	1.70	102,012
2012	1.43	1.69	86,927
2011	1.33	1.43	88,192
Nuveen Real Estate Securities Fund R6 Class – 06-FYR
Band 125
2020	$1.18	$1.09	1,629,656
2019	0.95	1.18	1,520,616
2018	1.01	0.95	555,233

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Small Cap Select Fund A Class – 06-239
Band 125
2020	$2.10	$2.45	19,075
2019	1.65	2.10	4,760
2018	1.88	1.65	41,303
2017	1.74	1.88	59,632
2016	1.45	1.74	66,822
2015	1.50	1.45	120,459
2014	1.44	1.50	95,511
2013	1.10	1.44	422,848
2012	1.00	1.10	527,399
2011	1.03	1.00	515,456
Nuveen Small Cap Select Fund R3 Class – 06-241
Band 125
2020	$2.03	$2.37	–
2019	1.60	2.03	–
2018	1.83	1.60	2,216
2017	1.69	1.83	3,520
2016	1.42	1.69	6,853
2015	1.47	1.42	13,955
2014	1.41	1.47	96,521
2013	1.09	1.41	82,532
2012	0.99	1.09	115,364
2011	1.02	0.99	162,205
Nuveen Small Cap Value Fund A Class – 06-242
Band 125
2020	$1.91	$1.80	45,795
2019	1.66	1.91	58,646
2018	2.12	1.66	99,022
2017	2.02	2.12	153,684
2016	1.56	2.02	85,261
2015	1.54	1.56	58,307
2014	1.49	1.54	44,144
2013	1.09	1.49	43,029
2012	0.96	1.09	50,430
2011	0.98	0.96	47,766
Nuveen Small Cap Value Fund R3 Class – 06-243
Band 125
2020	$1.85	$1.74	286,451
2019	1.61	1.85	456,145
2018	2.06	1.61	475,397
2017	1.97	2.06	597,933
2016	1.53	1.97	508,888
2015	1.51	1.53	275,208
2014	1.46	1.51	296,079
2013	1.07	1.46	316,953
2012	0.95	1.07	265,127
2011	0.97	0.95	14,015

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.05	$1.94	66,641
2019	1.76	2.05	68,295
2018	2.24	1.76	68,263
2017	2.13	2.24	82,483
2016	1.64	2.13	57,556
2015	1.61	1.64	32,344
2014	1.55	1.61	18,674
2013	1.12	1.55	13,771
2012	0.99	1.12	18,308
2011	1.00	0.99	18,130
Nuveen Small Cap Value Fund R6 Class – 06-FYT
Band 125
2020	$1.00	$0.94	605,287
2019	0.86	1.00	316,320
2018	1.09	0.86	468,157
North Square Multi Strategy Fund A Class – 06-839
Band 125
2020	$2.09	$2.41	6,354
2019	1.69	2.09	11,090
2018	1.86	1.69	1,968
2017	1.49	1.86	2,878
2016	1.51	1.49	3,731
2015	1.47	1.51	4,260
2014	1.36	1.47	4,837
Band 100
2020	$2.12	$2.46	1,491
2019	1.71	2.12	1,491
2018	1.89	1.71	1,491
2017	1.51	1.89	1,491
2016	1.52	1.51	1,491
2015	1.47	1.52	15,288
2014	1.37	1.47	12,088
North Square Oak Ridge Small Cap Growth Fund A Class – 06-629
Band 125
2020	$1.89	$2.42	14,368
2019	1.56	1.89	7,887
2018	1.69	1.56	11,751
2017	1.44	1.69	65,588
2016	1.43	1.44	210,723
2015	1.52	1.43	256,536
2014	1.48	1.52	195,761
2013	1.08	1.48	192,577
2012	1.00 (05/24/12)	1.08	573

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
North Square Oak Ridge Small Cap Growth Fund I Class – 06-627
Band 125
2020	$1.93	$2.49	92,986
2019	1.60	1.93	75,086
2018	1.73	1.60	119,457
2017	1.46	1.73	3,839,259
2016	1.45	1.46	3,607,331
2015	1.53	1.45	3,202,559
2014	1.49	1.53	2,614,624
2013	1.08	1.49	1,877,852
Invesco Prt Active Alloc A Class – 06-924 (formerly Invesco Oppenheimer Active Allocation Fund A Class)
Band 125
2020	$1.32	$1.47	1,585
2019	1.08	1.32	1,125
2018	1.21	1.08	1,360
2017	1.03	1.21	516,726
2016	1.00	1.03	519,446
Band 0
2020	$1.40	$1.58	–
2019	1.14	1.40	–
2018	1.26	1.14	16,134
2017	1.05	1.26	493,741
2016	1.01	1.05	491,780
Invesco Prt Active Alloc Y Class – 06-893 (formerly Invesco Oppenheimer Active Allocation Fund Y Class)
Band 125
2020	$1.33	$1.49	39,354
2019	1.09	1.33	150,142
2018	1.22	1.09	143,688
2017	1.03	1.22	129,487
Invesco Oppenheimer Developing Markets Fund A Class – 06-466
Band 125
2020	$1.58	$1.83	3,641,067
2019	1.29	1.58	4,395,333
2018	1.49	1.29	6,458,786
2017	1.12	1.49	7,849,589
2016	1.06	1.12	7,970,782
2015	1.25	1.06	9,514,266
2014	1.33	1.25	6,424,693
2013	1.24	1.33	6,303,821
2012	1.04	1.24	4,118,308
2011	1.29	1.04	2,627,929
Band 100
2020	$1.62	$1.88	251,865
2019	1.32	1.62	281,253
2018	1.52	1.32	340,387
2017	1.14	1.52	320,383
2016	1.08	1.14	398,776
2015	1.26	1.08	403,604

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.71	$1.99	2,061
2019	1.38	1.71	2,836
2018	1.58	1.38	3,764
2017	1.18	1.58	4,443
2016	1.11	1.18	6,260
2015	1.30	1.11	6,707
Band 0
2020	$1.79	$2.10	93,474
2019	1.45	1.79	81,748
2018	1.65	1.45	70,975
2017	1.22	1.65	56,329
2016	1.14	1.22	531,282
2015	1.33	1.14	652,720
2014	1.40	1.33	120,048
2013	1.29	1.40	132,573
2012	1.07	1.29	2,880,188
Invesco Oppenheimer Developing Markets Fund R6 Class – 06-DDD
Band 125
2020	$1.42	$1.65	3,630,339
2019	1.15	1.42	3,469,391
2018	1.32	1.15	3,236,160
2017	0.99	1.32	491,073
Band 0
2020	$1.47	$1.73	1,691,754
2019	1.18	1.47	1,883,254
2018	1.34	1.18	1,939,279
2017	0.99	1.34	2,008,370
Invesco Oppenheimer Developing Markets Fund Y Class – 06-571
Band 125
2020	$1.36	$1.58	4,353,864
2019	1.11	1.36	4,705,981
2018	1.27	1.11	5,745,095
2017	0.96	1.27	8,756,508
2016	0.90	0.96	11,384,574
2015	1.06	0.90	9,593,035
2014	1.13	1.06	9,357,477
2013	1.05	1.13	8,884,508
Band 0
2020	$1.50	$1.76	–
2019	1.21	1.50	–
2018	1.37	1.21	–
2017	1.02	1.37	–
2016	0.95	1.02	5,562,169
2015	1.10	0.95	5,371,946
2014	1.15	1.10	4,648,385
2013	1.06	1.15	3,821,063

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global A Class – 06-763 (formerly Invesco Oppenheimer Global Fund A Class)
Band 125
2020	$2.08	$2.63	127,024
2019	1.60	2.08	138,285
2018	1.88	1.60	198,623
2017	1.40	1.88	286,639
2016	1.41	1.40	256,728
2015	1.38	1.41	314,520
2014	1.37	1.38	139,792
2013	1.09	1.37	35,822
Band 100
2020	$2.12	$2.68	80,190
2019	1.63	2.12	76,771
2018	1.90	1.63	85,164
2017	1.41	1.90	132,140
2016	1.42	1.41	144,883
2015	1.38	1.42	188,208
Band 50
2020	$2.20	$2.79	684,785
2019	1.68	2.20	800,965
2018	1.95	1.68	904,831
2017	1.44	1.95	1,002,459
2016	1.45	1.44	1,082,403
2015	1.40	1.45	1,124,020
2014	1.38	1.40	848,916
2013	1.09	1.38	864,171
Band 0
2020	$2.28	$2.91	–
2019	1.73	2.28	–
2018	2.00	1.73	–
2017	1.47	2.00	–
2016	1.47	1.47	–
2015	1.41	1.47	8,281
2014	1.38	1.41	666,562
2013	1.09	1.38	688,368
Invesco Global R6 Class – 06-FYV (formerly Invesco Oppenheimer Global Fund R6 Class)
Band 125
2020	$1.25	$1.58	83,582
2019	0.96	1.25	79,873
2018	1.12	0.96	75,339
Invesco Global Y Class – 06-752 (formerly Invesco Oppenheimer Global Fund Y Class)
Band 125
2020	$2.12	$2.68	538,570
2019	1.63	2.12	852,686
2018	1.90	1.63	732,441
2017	1.41	1.90	834,579
2016	1.42	1.41	778,099
2015	1.38	1.42	542,430
2014	1.37	1.38	433,859
2013	1.09	1.37	208,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Ops A Class – 06-556 (formerly Invesco Oppenheimer Global Opportunities Fund A Class)
Band 125
2020	$2.53	$3.48	498,573
2019	2.00	2.53	507,416
2018	2.47	2.00	491,095
2017	1.64	2.47	608,668
2016	1.50	1.64	587,039
2015	1.34	1.50	658,547
2014	1.40	1.34	332,449
2013	1.01	1.40	252,782
2012	0.93	1.01	1,280,138
2011	1.03	0.93	44,232
Invesco Global Opps R6 Class – 06-FYW (formerly Invesco Oppenheimer Global Opportunities Fund R6 Class)
Band 125
2020	$1.22	$1.69	121,630
2019	0.96	1.22	19,653
2018	1.19	0.96	15,598
Invesco Global Ops Y Class – 06-843 (formerly Invesco Oppenheimer Global Opportunities Fund Y Class)
Band 125
2020	$2.79	$3.86	79,457
2019	2.21	2.79	70,740
2018	2.72	2.21	204,331
2017	1.80	2.72	144,671
2016	1.65	1.80	109,552
2015	1.46	1.65	107,867
2014	1.53	1.46	11,968
Invesco Global Strat Inc A Class – 06-288 (formerly Invesco Oppenheimer Global Strategic Income Fund A Class)
Band 125
2020	$1.43	$1.46	245,875
2019	1.31	1.43	373,282
2018	1.39	1.31	339,256
2017	1.33	1.39	695,615
2016	1.26	1.33	732,508
2015	1.31	1.26	718,762
2014	1.29	1.31	418,784
2013	1.31	1.29	1,653,142
2012	1.17	1.31	27,355
2011	1.18	1.17	247,017
Band 25
2020	$1.62	$1.68	–
2019	1.47	1.62	–
2018	1.55	1.47	–
2017	1.46	1.55	–
2016	1.38	1.46	–
2015	1.41	1.38	–
2014	1.38	1.41	–
2013	1.39	1.38	–
2012	1.23	1.39	–
2011	1.22	1.23	–

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.68	$1.74	–
2019	1.51	1.68	–
2018	1.59	1.51	–
2017	1.50	1.59	–
2016	1.41	1.50	62,397
2015	1.44	1.41	61,079
2014	1.40	1.44	–
2013	1.41	1.40	23,546
Invesco Global Strat Inc Y Class – 06-751 (formerly Invesco Oppenheimer Global Strategic Income Fund Y Class)
Band 125
2020	$1.13	$1.16	312,366
2019	1.03	1.13	354,830
2018	1.09	1.03	323,144
2017	1.04	1.09	292,518
2016	0.99	1.04	325,640
2015	1.02	0.99	253,186
2014	1.01	1.02	72,003
2013	1.02	1.01	14,100
Invesco Gold & Spcl Min A Class – 06-463 (formerly Invesco Oppenheimer Gold & Special Minerals Fund A Class)
Band 125
2020	$0.72	$0.97	726,807
2019	0.50	0.72	665,443
2018	0.58	0.50	693,734
2017	0.50	0.58	760,379
2016	0.34	0.50	1,124,592
2015	0.45	0.34	944,949
2014	0.54	0.45	572,439
2013	1.05	0.54	561,379
2012	1.17	1.05	335,149
2011	1.60	1.17	201,870
Band 100
2020	$0.74	$1.00	127,373
2019	0.51	0.74	152,287
2018	0.60	0.51	276,500
2017	0.51	0.60	435,423
2016	0.35	0.51	187,480
2015	0.46	0.35	174,447
Invesco Gold & Spcl Min R6 Class – 06-34Y (formerly Invesco Oppenheimer Gold & Special Minerals Fund R6 Class)
Band 125
2020	$1.37	$1.84	68,801
2019	0.94	1.37	41,384
2018	1.00 (03/15/18)	0.94	20,197

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Gold & Spcl Min Y Class – 06-753 (formerly Invesco Oppenheimer Gold & Special Minerals Fund Y Class)
Band 125
2020	$0.69	$0.92	984,731
2019	0.47	0.69	858,707
2018	0.55	0.47	1,005,779
2017	0.48	0.55	1,034,641
2016	0.32	0.48	863,217
2015	0.42	0.32	531,970
2014	0.51	0.42	493,053
2013	0.98	0.51	156,221
Invesco Intl Bond A Class – 06-297 (formerly Invesco Oppenheimer International Bond Fund A Class)
Band 125
2020	$1.08	$1.15	1,075,297
2019	1.00	1.08	1,184,577
2018	1.07	1.00	1,240,337
2017	0.98	1.07	1,510,600
2016	0.93	0.98	1,854,279
2015	0.98	0.93	2,822,529
2014	0.99	0.98	2,806,579
2013	1.05	0.99	4,694,554
2012	0.96	1.05	1,094,997
2011	1.00 (06/23/11)	0.96	976,340
Band 100
2020	$1.10	$1.18	57,146
2019	1.01	1.10	70,025
2018	1.09	1.01	78,906
2017	0.99	1.09	97,951
2016	0.94	0.99	127,461
2015	0.99	0.94	154,983
Band 0
2020	$1.20	$1.30	32,278
2019	1.09	1.20	27,925
2018	1.16	1.09	27,182
2017	1.05	1.16	24,534
2016	0.99	1.05	34,035
2015	1.03	0.99	437,811
2014	1.02	1.03	192,157
2013	1.07	1.02	178,634
Invesco Intl Bond R6 Class – 06-FYX (formerly Invesco Oppenheimer International Bond Fund R6 Class)
Band 125
2020	$1.05	$1.13	570,725
2019	0.97	1.05	649,560
2018	1.04	0.97	592,590

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Intl Bond Y Class – 06-754 (formerly Invesco Oppenheimer International Bond Fund Y Class)
Band 125
2020	$1.07	$1.14	1,704,877
2019	0.99	1.07	5,570,217
2018	1.06	0.99	4,046,749
2017	0.96	1.06	3,091,297
2016	0.92	0.96	2,613,909
2015	0.96	0.92	2,832,213
2014	0.97	0.96	2,305,601
2013	1.02	0.97	2,077,345
Invesco Intl Growth A Class – 06-319 (formerly Invesco Oppenheimer International Growth Fund A Class)
Band 125
2020	$1.32	$1.59	584,486
2019	1.04	1.32	842,674
2018	1.31	1.04	1,934,306
2017	1.05	1.31	3,777,743
2016	1.09	1.05	3,980,301
2015	1.07	1.09	3,638,698
2014	1.16	1.07	2,675,462
2013	0.94	1.16	3,201,044
2012	0.78	0.94	933,722
2011	0.86	0.78	125,545
Band 100
2020	$1.36	$1.64	62,199
2019	1.07	1.36	52,208
2018	1.34	1.07	47,058
2017	1.07	1.34	19,943
2016	1.11	1.07	16,644
2015	1.09	1.11	990
2014	1.18	1.09	7,387
2013	0.95	1.18	6,811
Band 50
2020	$1.45	$1.76	1,407
2019	1.13	1.45	1,399
2018	1.41	1.13	1,427
2017	1.12	1.41	1,446
2016	1.15	1.12	3,684
2015	1.12	1.15	4,571
2014	1.22	1.12	5,769
2013	0.98	1.22	1,713
Band 0
2020	$1.54	$1.88	–
2019	1.20	1.54	–
2018	1.49	1.20	283,794
2017	1.17	1.49	265,558
2016	1.20	1.17	934,673
2015	1.17	1.20	672,925
2014	1.26	1.17	379,301
2013	1.00	1.26	299,856

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Intl Growth R6 Class – 06-FNC (formerly Invesco Oppenheimer International Growth Fund R6 Class)
Band 125
2020	$1.30	$1.57	707,211
2019	1.02	1.30	2,150,075
2018	1.28	1.02	3,937,745
2017	1.02	1.28	1,721,507
Invesco Intl Growth Y Class – 06-756 (formerly Invesco Oppenheimer International Growth Fund Y Class)
Band 125
2020	$1.54	$1.86	562,160
2019	1.21	1.54	1,354,627
2018	1.52	1.21	21,606,956
2017	1.21	1.52	23,475,854
2016	1.25	1.21	24,590,763
2015	1.23	1.25	23,661,293
2014	1.34	1.23	17,636,882
2013	1.08	1.34	8,521,212
Invesco Intl SmMid Co A Class – 06-764 (formerly Invesco Oppenheimer International Small-Mid Company Fund A Class)
Band 125
2020	$2.56	$3.15	298,778
2019	2.08	2.56	456,141
2018	2.32	2.08	508,769
2017	1.71	2.32	733,972
2016	1.74	1.71	814,524
2015	1.53	1.74	1,020,021
2014	1.55	1.53	9,272
2013	1.08	1.55	23,265
Band 100
2020	$2.61	$3.22	45,871
2019	2.11	2.61	46,201
2018	2.35	2.11	48,467
2017	1.72	2.35	57,609
2016	1.75	1.72	62,301
2015	1.54	1.75	226,447
Invesco Intl SmMid Co R6 Class – 06-FCC (formerly Invesco Oppenheimer International Small-Mid Company Fund R6 Class)
Band 125
2020	$1.53	$1.89	37,801
2019	1.23	1.53	33,100
2018	1.38	1.23	31,078
2017	1.00	1.38	19,496
Invesco Intl SmMid Co Y Class – 06-757 (formerly Invesco Oppenheimer International Small-Mid Company Fund Y Class)
Band 125
2020	$2.61	$3.22	22,121
2019	2.11	2.61	30,251
2018	2.35	2.11	13,462
2017	1.72	2.35	622,499
2016	1.75	1.72	667,604
2015	1.54	1.75	1,038,135
2014	1.55	1.54	633,120
2013	1.08	1.55	182,066

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.85	$3.56	–
2019	2.28	2.85	668,160
2018	2.51	2.28	672,087
2017	1.81	2.51	648,787
2016	1.82	1.81	596,209
Invesco Main St All Cap A Class – 06-766 (formerly Invesco Oppenheimer Main Street All Cap Fund A Class)
Band 125
2020	$2.01	$2.38	113,897
2019	1.53	2.01	383,817
2018	1.73	1.53	387,089
2017	1.51	1.73	473,506
2016	1.39	1.51	579,454
2015	1.43	1.39	604,972
2014	1.35	1.43	105,202
2013	1.06	1.35	103,343
Band 100
2020	$2.05	$2.43	30,039
2019	1.56	2.05	30,041
2018	1.75	1.56	30,043
2017	1.53	1.75	66,689
2016	1.40	1.53	30,049
2015	1.44	1.40	30,049
Invesco Main St All Cap Y Class – 06-758 (formerly Invesco Oppenheimer Main Street All Cap Fund Y Class)
Band 125
2020	$2.05	$2.43	–
2019	1.56	2.05	–
2018	1.76	1.56	–
2017	1.53	1.76	–
2016	1.41	1.53	–
2015	1.44	1.41	48,147
2014	1.35	1.44	52,232
2013	1.06	1.35	51,591
Invesco Main St Mid Cap A Class – 06-262 (formerly Invesco Oppenheimer Main Street Mid Cap Fund A Class)
Band 125
2020	$1.18	$1.27	857,467
2019	0.91	1.18	932,343
2018	1.05	0.91	902,264
2017	0.92	1.05	1,542,829
2016	0.82	0.92	1,759,367
2015	0.90	0.82	1,501,728
2014	0.81	0.90	1,438,316
2013	0.62	0.81	1,301,408
2012	0.53	0.62	2,609,738
2011	0.56	0.53	4,258,879

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.22	$1.32	313,119
2019	0.93	1.22	354,285
2018	1.07	0.93	363,009
2017	0.95	1.07	428,839
2016	0.84	0.95	437,144
2015	0.92	0.84	439,085
2014	0.83	0.92	112,914
2013	0.63	0.83	72,486
Band 50
2020	$1.30	$1.42	4,302
2019	0.99	1.30	3,126
2018	1.14	0.99	5,403
2017	1.00	1.14	6,894
2016	0.88	1.00	6,699
2015	0.96	0.88	7,590
2014	0.86	0.96	8,349
2013	0.64	0.86	8,833
Band 0
2020	$1.39	$1.52	–
2019	1.05	1.39	114,515
2018	1.20	1.05	148,300
2017	1.05	1.20	150,206
2016	0.92	1.05	149,696
2015	1.00	0.92	217,137
Invesco Main St Mid Cap Y Class – 06-759 (formerly Invesco Oppenheimer Main Street Mid Cap Fund Y Class)
Band 125
2020	$2.12	$2.29	209,889
2019	1.62	2.12	218,005
2018	1.87	1.62	956,028
2017	1.64	1.87	1,465,574
2016	1.47	1.64	1,918,606
2015	1.60	1.47	1,578,128
2014	1.43	1.60	813,283
2013	1.09	1.43	358,158
Band 0
2020	$2.32	$2.54	–
2019	1.75	2.32	231,201
2018	1.99	1.75	255,284
2017	1.73	1.99	224,845
2016	1.52	1.73	186,078
Invesco Sen Floating Rate A Class – 06-078 (formerly Invesco Oppenheimer Senior Floating Rate Fund A Class)
Band 125
2020	$1.07	$1.01	60,357
2019	1.06	1.07	52,331
2018	1.08	1.06	48,435
2017	1.06	1.08	34,854
2016	0.95	1.06	32,581
2015	0.98	0.95	34,372
2014	1.00 (06/26/14)	0.98	28,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.15	$1.10	–
2019	1.12	1.15	–
2018	1.13	1.12	–
2017	1.09	1.13	–
2016	0.97	1.09	27,448
Invesco Sen Floating Rate R6 Class – 06-GCC (formerly Invesco Oppenheimer Senior Floating Rate Fund R6 Class)
Band 125
2020	$1.02	$0.96	298,670
2019	1.00	1.02	446,269
2018	1.02	1.00	474,498
2017	1.00 (06/22/17)	1.02	108,043
Invesco Sen Floating Rate Y Class – 06-062 (formerly Invesco Oppenheimer Senior Floating Rate Fund Y Class)
Band 125
2020	$1.08	$1.03	22,128
2019	1.07	1.08	18,306
2018	1.09	1.07	18,720
2017	1.06	1.09	103,978
2016	0.95	1.06	44,695
2015	0.98	0.95	32,661
Invesco Total Ret Bond A Class – 06-926 (formerly Invesco Oppenheimer Total Return Bond Fund A Class)
Band 125
2020	$1.08	$1.17	1,514,131
2019	1.00	1.08	1,231,266
2018	1.02	1.00	994,759
2017	0.99	1.02	1,299,794
2016	0.98	0.99	1,271,891
2015	1.00 (01/15/15)	0.98	179,594
Invesco Total Ret Bond Y Class – 06-894 (formerly Invesco Oppenheimer Total Return Bond Fund Y Class)
Band 125
2020	$1.10	$1.19	406,657
2019	1.01	1.10	443,127
2018	1.03	1.01	544,700
2017	1.00	1.03	484,398
2016	0.98	1.00	2,264,702
Invesco Comstock Sel A Class – 06-317 (formerly Invesco Oppenheimer Value Fund A Class)
Band 125
2020	$1.68	$1.66	91,072
2019	1.34	1.68	85,293
2018	1.53	1.34	80,791
2017	1.33	1.53	164,409
2016	1.20	1.33	173,939
2015	1.26	1.20	249,364
2014	1.16	1.26	166,074
2013	0.90	1.16	685,152
2012	0.80	0.90	25,333
2011	0.85	0.80	11,310

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.96	$1.95	–
2019	1.54	1.96	–
2018	1.73	1.54	–
2017	1.49	1.73	–
2016	1.33	1.49	–
2015	1.38	1.33	30,691
Invesco Comstock Sel Y Class – 06-762 (formerly Invesco Oppenheimer Value Fund Y Class)
Band 125
2020	$2.02	$2.00	–
2019	1.60	2.02	30,080
2018	1.83	1.60	25,325
2017	1.59	1.83	18,607
2016	1.43	1.59	22,769
2015	1.50	1.43	29,107
2014	1.37	1.50	33,897
2013	1.06	1.37	28,082
Oakmark Equity and Income Fund Institutional Class – 06-3XM
Band 125
2020	$1.10	$1.19	–
2019	1.00 (05/24/19)	1.10	139,327
Parnassus Core Equity Fund Investor Class – 06-497
Band 125
2020	$2.85	$3.42	746,874
2019	2.21	2.85	1,207,085
2018	2.24	2.21	8,554,068
2017	1.95	2.24	10,021,804
2016	1.79	1.95	10,249,497
2015	1.82	1.79	6,938,021
2014	1.61	1.82	6,579,264
2013	1.22	1.61	6,081,821
2012	1.07	1.22	200,065
Parnassus Fund – 06-496
Band 125
2020	$2.78	$3.52	88,673
2019	2.16	2.78	115,695
2018	2.43	2.16	635,232
2017	2.12	2.43	731,432
2016	1.89	2.12	895,119
2015	1.91	1.89	1,038,120
2014	1.69	1.91	975,914
2013	1.27	1.69	993,619
2012	1.02	1.27	993,452
2011	1.09	1.02	952,129

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Parnassus Mid Cap Fund – 06-498
Band 125
2020	$2.71	$3.08	1,143,479
2019	2.13	2.71	1,220,776
2018	2.31	2.13	6,099,392
2017	2.02	2.31	6,092,086
2016	1.76	2.02	5,334,412
2015	1.80	1.76	887,043
2014	1.64	1.80	480,155
2013	1.29	1.64	499,477
2012	1.11	1.29	2,441
2011	1.08	1.11	1,693
Band 0
2020	$3.04	$3.49	–
2019	2.36	3.04	–
2018	2.53	2.36	–
2017	2.18	2.53	–
2016	1.88	2.18	1,094,856
2015	1.90	1.88	1,076,133
Pax Sustainable Alloc Inv Investor Class – 06-568 (formerly Pax Balanced Fund Investor Class)
Band 125
2020	$2.22	$2.54	387,371
2019	1.86	2.22	583,881
2018	1.96	1.86	575,874
2017	1.75	1.96	550,169
2016	1.68	1.75	33,999
2015	1.71	1.68	27,400
2014	1.60	1.71	23,743
2013	1.39	1.60	7,017
2012	1.27	1.39	2,726
Band 100
2020	$2.28	$2.62	73,354
2019	1.90	2.28	72,858
2018	2.00	1.90	80,842
2017	1.79	2.00	97,583
Pax Global Environmental Markets Fund Investor Class – 06-569
Band 125
2020	$2.63	$3.26	105,434
2019	2.08	2.63	180,096
2018	2.46	2.08	237,137
2017	1.97	2.46	288,365
2016	1.81	1.97	83,616
2015	1.86	1.81	185,794
2014	1.93	1.86	166,446
2013	1.48	1.93	6,423
2012	1.26	1.48	6,423
2011	1.42	1.26	6,589

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.70	$3.36	9,931
2019	2.14	2.70	9,983
2018	2.52	2.14	18,943
2017	2.01	2.52	19,342
Band 0
2020	$3.00	$3.78	–
2019	2.35	3.00	88
2018	2.75	2.35	6,020
2017	2.17	2.75	4,859
Payden Emerging Markets Bond Investor Class – 06-501
Band 125
2020	$1.44	$1.50	1,612
2019	1.25	1.44	16,938
2018	1.36	1.25	23,843
2017	1.23	1.36	229,116
2016	1.12	1.23	349,993
2015	1.14	1.12	292,036
2014	1.10	1.14	231,793
2013	1.20	1.10	56,463
2012	1.01	1.20	17,822
Band 0
2020	$1.61	$1.71	–
2019	1.38	1.61	–
2018	1.49	1.38	–
2017	1.33	1.49	–
2016	1.19	1.33	408,661
2015	1.20	1.19	356,312
2014	1.14	1.20	394,082
2013	1.23	1.14	604,124
2012	1.03	1.23	801,108
PIMCO All Asset Fund Admin Class – 06-706
Band 125
2020	$1.27	$1.36	33,026
2019	1.15	1.27	33,918
2018	1.23	1.15	55,125
2017	1.10	1.23	82,256
2016	0.98	1.10	65,244
2015	1.09	0.98	804,970
2014	1.10	1.09	772,823
2013	1.11	1.10	811,969
2012	0.97	1.11	57,525
2011	1.00 (06/23/11)	0.97	19,579
PIMCO All Asset Fund Institutional Class – 06-3FC
Band 125
2020	$1.07	$1.15	220,613
2019	0.97	1.07	275,302
2018	1.00 (06/21/18)	0.97	87,871

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Commodity Real Return Strategy Fund Admin Class – 06-018
Band 125
2020	$1.23	$1.22	7,813
2019	1.11	1.23	637,365
2018	1.31	1.11	641,308
2017	1.29	1.31	558,470
2016	1.14	1.29	492,364
2015	1.56	1.14	480,229
2014	1.94	1.56	7,541
2013	2.00 (06/20/13)	1.94	322,728
PIMCO Commodity Real Return Strategy Fund R Class – 06-019
Band 125
2020	$1.19	$1.18	21,620
2019	1.08	1.19	23,199
2018	1.28	1.08	31,485
2017	1.27	1.28	26,129
2016	1.13	1.27	22,057
2015	1.56	1.13	17,174
2014	1.94	1.56	5,430
PIMCO High Yield Fund Admin Class – 06-760
Band 125
2020	$2.66	$2.76	759,646
2019	2.35	2.66	688,947
2018	2.44	2.35	880,074
2017	2.32	2.44	1,046,584
2016	2.09	2.32	1,175,794
2015	2.16	2.09	1,537,956
2014	2.12	2.16	2,064,628
2013	2.03	2.12	3,006,584
2012	1.80	2.03	3,168,957
2011	1.76	1.80	3,680,424
Band 0
2020	$3.31	$3.48	–
2019	2.89	3.31	–
2018	2.97	2.89	–
2017	2.78	2.97	–
2016	2.47	2.78	–
2015	2.53	2.47	338,297
2014	2.45	2.53	359,777
2013	2.32	2.45	305,756
2012	2.03	2.32	323,419
2011	1.96	2.03	269,113
PIMCO All Asset Fund R Class – 06-017
Band 125
2020	$1.16	$1.24	1,852
2019	1.06	1.16	1,833
2018	1.13	1.06	1,814
2017	1.02	1.13	1,796
2016	0.91	1.02	1,617
2015	1.02	0.91	26,139
2014	1.03	1.02	171,370
2013	1.00 (06/20/13)	1.03	49,313

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO CommoditiesPLUS Strategy Fund Admin Class – 06-896
Band 125
2020	$0.87	$0.78	1,709
2019	0.74	0.87	1,097
2018	0.85	0.74	885
2017	0.78	0.85	5
2016	0.66	0.78	1,180,341
2015	0.94	0.66	1,106,829
PIMCO High Yield Fund Institutional Class – 06-FCJ
Band 125
2020	$1.16	$1.21	131,533
2019	1.02	1.16	138,753
2018	1.06	1.02	502,095
2017	1.01	1.06	248,701
PIMCO High Yield Fund R Class – 06-705
Band 125
2020	$2.22	$2.30	470,916
2019	1.97	2.22	475,664
2018	2.06	1.97	555,369
2017	1.96	2.06	676,284
2016	1.77	1.96	710,955
2015	1.84	1.77	803,140
2014	1.81	1.84	1,184,784
2013	1.74	1.81	1,301,889
2012	1.55	1.74	1,306,478
2011	1.52	1.55	1,374,856
Band 100
2020	$2.32	$2.40	85,949
2019	2.05	2.32	154,952
2018	2.13	2.05	147,765
2017	2.03	2.13	146,009
2016	1.83	2.03	143,345
2015	1.89	1.83	137,230
2014	1.86	1.89	155,388
2013	1.79	1.86	5,125
2012	1.58	1.79	26,156
2011	1.55	1.58	24,823
Band 50
2020	$2.51	$2.62	108,078
2019	2.21	2.51	136,514
2018	2.29	2.21	161,111
2017	2.16	2.29	167,253
2016	1.94	2.16	199,460
2015	2.00	1.94	198,254
2014	1.96	2.00	191,445
2013	1.87	1.96	224,638
2012	1.65	1.87	210,156
2011	1.60	1.65	190,865

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.73	$2.86	–
2019	2.39	2.73	–
2018	2.46	2.39	–
2017	2.31	2.46	–
2016	2.06	2.31	104,031
2015	2.12	2.06	95,788
2014	2.06	2.12	90,185
2013	1.96	2.06	86,690
2012	1.72	1.96	83,048
2011	1.66	1.72	63,438
PIMCO Income Fund Admin Class – 06-768
Band 125
2020	$1.36	$1.42	18,025,598
2019	1.28	1.36	16,609,968
2018	1.29	1.28	10,868,183
2017	1.21	1.29	14,410,405
2016	1.13	1.21	11,014,095
2015	1.12	1.13	2,376,463
2014	1.06	1.12	2,208,670
2013	1.02	1.06	291,009
PIMCO Income Fund Institutional Class – 06-FCK
Band 125
2020	$1.14	$1.19	7,801,180
2019	1.07	1.14	7,397,416
2018	1.08	1.07	5,289,143
2017	1.00	1.08	557,155
Band 75
2020	$1.16	$1.22	46,704
2019	1.08	1.16	41,975
2018	1.08	1.08	26,978
PIMCO Income Fund R Class – 06-769
Band 125
2020	$1.33	$1.38	207,753
2019	1.25	1.33	304,676
2018	1.27	1.25	457,540
2017	1.19	1.27	1,260,056
2016	1.11	1.19	727,916
2015	1.11	1.11	672,377
2014	1.05	1.11	367,485
2013	1.02	1.05	931,257
Band 0
2020	$1.45	$1.53	40,935
2019	1.35	1.45	15,697
2018	1.35	1.35	254,181
2017	1.25	1.35	253,059
2016	1.16	1.25	206,673

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class – 06-3MJ
Band 125
2020	$1.07	$1.12	140,125
PIMCO Investment Grade Credit Bond Fund Admin Class – 06-CNN
Band 125
2020	$1.17	$1.24	445
PIMCO Investment Grade Credit Bond Fund Inst Class – 06-GNH
Band 125
2020	$1.10	$1.16	101,498
PIMCO Real Return Fund Admin Class – 06-707
Band 125
2020	$1.17	$1.29	2,669,249
2019	1.10	1.17	2,312,222
2018	1.13	1.10	2,993,419
2017	1.11	1.13	4,820,065
2016	1.07	1.11	6,678,926
2015	1.12	1.07	5,729,439
2014	1.10	1.12	5,629,364
2013	1.22	1.10	4,806,815
2012	1.14	1.22	2,478,912
2011	1.03	1.14	594,719
Band 0
2020	$1.32	$1.48	20,469
2019	1.22	1.32	18,000
2018	1.25	1.22	16,841
2017	1.20	1.25	13,417
2016	1.15	1.20	239,740
2015	1.18	1.15	210,664
2014	1.15	1.18	196,175
PIMCO Real Return Fund Institutional Class – 06-FCM
Band 125
2020	$1.06	$1.18	3,582,375
2019	0.99	1.06	2,139,857
2018	1.02	0.99	1,193,252
2017	1.00	1.02	427,532
Band 75
2020	$1.08	$1.20	159,645
2019	1.00	1.08	32,447
2018	1.03	1.00	15,858
Band 0
2020	$1.10	$1.24	657,117
2019	1.02	1.10	369,522
2018	1.04	1.02	347,609
2017	1.00	1.04	267,713

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Real Return Fund R Class – 06-708
Band 125
2020	$1.13	$1.24	334,796
2019	1.06	1.13	219,913
2018	1.10	1.06	368,642
2017	1.08	1.10	678,145
2016	1.05	1.08	1,043,939
2015	1.10	1.05	1,564,745
2014	1.08	1.10	1,606,781
2013	1.21	1.08	1,200,747
2012	1.13	1.21	773,149
2011	1.03	1.13	209,010
Band 0
2020	$1.27	$1.42	–
2019	1.18	1.27	–
2018	1.21	1.18	195,138
2017	1.17	1.21	197,733
2016	1.12	1.17	265,531
2015	1.16	1.12	284,023
2014	1.13	1.16	351,072
PIMCO STCKPLUS INSTL Institutional Class – 06-4K3
Band 125
2020	$1.00 (04/17/20)	$1.37	91,888
PIMCO STCKSPLUS SMALL INSTL Institutional Class – 06-4K4
Band 125
2020	$1.00 (04/17/20)	$1.75	36,328
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class – 06-3WR
Band 125
2020	$1.08	$1.11	420,052
2019	1.00 (04/25/19)	1.08	333,031
PIMCO Total Return Fund Admin Class – 06-291
Band 125
2020	$1.61	$1.73	4,365,964
2019	1.51	1.61	4,204,036
2018	1.54	1.51	4,866,185
2017	1.49	1.54	6,291,806
2016	1.47	1.49	7,831,083
2015	1.48	1.47	16,449,844
2014	1.44	1.48	32,531,748
2013	1.49	1.44	58,632,522
2012	1.37	1.49	54,380,902
2011	1.33	1.37	43,049,477
Band 100
2020	$1.66	$1.79	–
2019	1.56	1.66	–
2018	1.58	1.56	–
2017	1.52	1.58	8,862
2016	1.50	1.52	8,862
2015	1.51	1.50	8,862
2014	1.46	1.51	8,862
2013	1.51	1.46	8,862
2012	1.38	1.51	8,862

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.89	$2.05	–
2019	1.75	1.89	–
2018	1.76	1.75	–
2017	1.67	1.76	–
2016	1.64	1.67	–
2015	1.63	1.64	1,176,985
2014	1.56	1.63	1,202,015
2013	1.59	1.56	1,246,769
2012	1.45	1.59	1,432,632
2011	1.39	1.45	1,340,782
PIMCO Total Return Fund Institutional Class – 06-FCN
Band 125
2020	$1.10	$1.18	1,322,556
2019	1.02	1.10	808,400
2018	1.04	1.02	609,515
2017	1.00	1.04	156,534
PIMCO Total Return Fund R Class – 06-680
Band 125
2020	$1.65	$1.76	2,592,214
2019	1.55	1.65	2,850,397
2018	1.58	1.55	2,451,074
2017	1.54	1.58	3,707,475
2016	1.53	1.54	4,805,376
2015	1.54	1.53	9,104,459
2014	1.50	1.54	15,368,712
2013	1.56	1.50	22,154,552
2012	1.44	1.56	22,594,506
2011	1.41	1.44	18,591,317
Band 100
2020	$1.72	$1.84	368,917
2019	1.61	1.72	504,752
2018	1.64	1.61	547,946
2017	1.59	1.64	692,363
2016	1.57	1.59	813,160
2015	1.59	1.57	886,694
2014	1.54	1.59	940,853
2013	1.60	1.54	33,032
2012	1.47	1.60	56,310
2011	1.44	1.47	49,991
Band 50
2020	$1.86	$2.01	1,253
2019	1.74	1.86	21,380
2018	1.76	1.74	175
2017	1.70	1.76	69,530
2016	1.67	1.70	74,004
2015	1.68	1.67	72,248
2014	1.62	1.68	69,397
2013	1.67	1.62	67,911
2012	1.53	1.67	63,513
2011	1.49	1.53	62,707

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.02	$2.19	–
2019	1.88	2.02	–
2018	1.89	1.88	–
2017	1.81	1.89	–
2016	1.78	1.81	–
2015	1.78	1.78	647,381
2014	1.71	1.78	1,280,647
2013	1.75	1.71	1,581,858
2012	1.60	1.75	1,770,587
2011	1.54	1.60	1,036,725
Pioneer Bond Fund A Class – 06-834
Band 125
2020	$1.14	$1.22	3,632,240
2019	1.07	1.14	4,186,350
2018	1.09	1.07	6,615,713
2017	1.06	1.09	8,475,188
2016	1.03	1.06	9,638,439
2015	1.04	1.03	8,325,651
2014	0.99	1.04	5,663,682
2013	1.00	0.99	77,462
Band 100
2020	$1.16	$1.25	390,221
2019	1.08	1.16	388,444
2018	1.10	1.08	430,812
2017	1.07	1.10	684,168
2016	1.03	1.07	732,167
2015	1.04	1.03	446,236
Band 50
2020	$1.21	$1.30	434,702
2019	1.12	1.21	685,228
2018	1.13	1.12	870,000
2017	1.09	1.13	833,219
2016	1.05	1.09	1,021,087
Band 0
2020	$1.25	$1.36	1,205,639
2019	1.15	1.25	1,096,460
2018	1.16	1.15	1,032,257
2017	1.11	1.16	890,088
2016	1.07	1.11	1,506,464
2015	1.07	1.07	1,039,711
2014	1.01	1.07	1,046,068
2013	1.00	1.01	269,692
Pioneer Bond Fund K Class – 06-FCP
Band 125
2020	$1.10	$1.18	15,993,705
2019	1.02	1.10	13,944,467
2018	1.04	1.02	7,829,878
2017	1.00	1.04	1,433,230

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2020	$1.12	$1.21	344,192
2019	1.03	1.12	344,591
2018	1.04	1.03	202,672
Pioneer Bond Fund Y Class – 06-823
Band 125
2020	$1.17	$1.25	45,540,593
2019	1.08	1.17	49,739,141
2018	1.10	1.08	32,351,154
2017	1.07	1.10	36,869,265
2016	1.03	1.07	37,476,469
2015	1.04	1.03	25,189,411
2014	1.00	1.04	16,702,846
2013	1.00	1.00	285,805
Band 0
2020	$1.27	$1.39	–
2019	1.17	1.27	–
2018	1.17	1.17	–
2017	1.12	1.17	–
2016	1.07	1.12	678,034
Pioneer Classic Balanced Fund N Class – 06-3WW
Band 125
2020	$1.08	$1.20	14,080
Pioneer Dynamic Credit Fund A Class – 06-022
Band 125
2020	$1.14	$1.16	–
2019	1.05	1.14	676
2018	1.09	1.05	486
2017	1.05	1.09	533
2016	0.96	1.05	300
Pioneer Equity Income Fund A Class – 06-327
Band 125
2020	$2.08	$2.05	1,195,383
2019	1.68	2.08	1,352,023
2018	1.87	1.68	1,529,481
2017	1.65	1.87	2,184,854
2016	1.40	1.65	2,202,139
2015	1.41	1.40	866,357
2014	1.27	1.41	492,998
2013	1.00	1.27	1,933,672
2012	0.92	1.00	94,358
2011	0.87	0.92	15,071
Band 100
2020	$2.15	$2.12	169,063
2019	1.73	2.15	193,885
2018	1.92	1.73	216,407
2017	1.68	1.92	319,203
2016	1.43	1.68	370,204

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$2.28	$2.26	353,405
2019	1.83	2.28	561,062
2018	2.02	1.83	739,550
2017	1.76	2.02	692,675
2016	1.49	1.76	719,989
Band 0
2020	$2.42	$2.42	16,510
2019	1.93	2.42	7,498
2018	2.12	1.93	2,265
Pioneer Equity Income Fund K Class – 06-FCR
Band 125
2020	$1.28	$1.27	2,355,898
2019	1.03	1.28	2,279,918
2018	1.14	1.03	2,292,016
2017	1.00	1.14	772,836
Pioneer Equity Income Fund Y Class – 06-828
Band 125
2020	$2.24	$2.22	13,607,042
2019	1.81	2.24	14,750,941
2018	2.00	1.81	16,647,961
2017	1.76	2.00	18,425,078
2016	1.49	1.76	22,769,087
2015	1.50	1.49	732,404
2014	1.34	1.50	4,141
2013	1.05	1.34	37,694
Band 0
2020	$2.45	$2.46	1,503,266
2019	1.95	2.45	1,687,268
2018	2.14	1.95	1,774,730
2017	1.85	2.14	1,916,986
2016	1.55	1.85	2,015,750
Pioneer Fund A Class – 06-833
Band 125
2020	$2.43	$2.97	240,235
2019	1.88	2.43	100,625
2018	1.93	1.88	116,170
2017	1.61	1.93	115,591
2016	1.49	1.61	125,625
2015	1.51	1.49	137,498
Band 100
2020	$2.47	$3.03	15,927
2019	1.90	2.47	16,922
2018	1.96	1.90	16,771
2017	1.63	1.96	27,021
2016	1.50	1.63	38,390
2015	1.52	1.50	59,718

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Fund VCT Portfolio I Class – 06-590
Band 125
2020	$3.24	$3.98	705,982
2019	2.50	3.24	440,159
2018	2.57	2.50	459,225
2017	2.14	2.57	530,460
2016	1.97	2.14	569,827
2015	2.00	1.97	675,801
2014	1.82	2.00	772,117
2013	1.38	1.82	1,053,562
2012	1.27	1.38	1,215,288
2011	1.35	1.27	1,603,035
Pioneer Fundamental Growth Fund A Class – 06-628
Band 125
2020	$2.63	$3.30	118,018
2019	1.99	2.63	242,038
2018	2.02	1.99	692,316
2017	1.67	2.02	1,430,867
2016	1.63	1.67	2,161,969
2015	1.56	1.63	1,078,572
2014	1.38	1.56	1,059,287
2013	1.05	1.38	891,834
2012	1.00 (05/24/12)	1.05	472,247
Band 0
2020	$2.89	$3.67	–
2019	2.16	2.89	5,338
2018	2.17	2.16	184,202
2017	1.77	2.17	206,173
2016	1.71	1.77	269,966
2015	1.61	1.71	776,788
2014	1.41	1.61	419,312
Pioneer Fundamental Growth Fund K Class – 06-FCT
Band 125
2020	$1.59	$2.00	766,340
2019	1.20	1.59	844,239
2018	1.22	1.20	764,699
2017	1.00	1.22	498,056
Pioneer Fundamental Growth Fund Y Class – 06-626
Band 125
2020	$2.69	$3.38	3,587,628
2019	2.03	2.69	2,919,734
2018	2.06	2.03	5,252,061
2017	1.69	2.06	6,823,137
2016	1.65	1.69	8,364,222
2015	1.57	1.65	3,948,833
2014	1.39	1.57	1,185,823
2013	1.06	1.39	1,297,117
2012	1.00 (05/24/12)	1.06	3,923

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.96	$3.76	–
2019	2.20	2.96	604,426
2018	2.21	2.20	643,128
2017	1.79	2.21	549,868
2016	1.73	1.79	443,179
Pioneer Global Equity Fund A Class – 06-GGH
Band 125
2020	$1.07	$1.25	31,269
2019	0.88	1.07	43,119
2018	1.06	0.88	41,850
2017	1.00 (09/21/17)	1.06	53,752
Pioneer Global Equity Fund Y Class – 06-GGJ
Band 125
2020	$1.08	$1.26	201
2019	0.88	1.08	156
2018	1.06	0.88	128
Pioneer High Yield Fund A Class – 06-837
Band 125
2020	$1.37	$1.40	238,327
2019	1.22	1.37	270,980
2018	1.27	1.22	288,426
2017	1.20	1.27	268,382
2016	1.06	1.20	350,960
2015	1.13	1.06	443,830
2014	1.15	1.13	20,255
2013	1.04	1.15	475,865
Band 100
2020	$1.40	$1.43	66,507
2019	1.24	1.40	70,061
2018	1.29	1.24	72,098
2017	1.21	1.29	75,627
2016	1.07	1.21	124,925
2015	1.14	1.07	227,850
Band 50
2020	$1.45	$1.48	60,640
2019	1.28	1.45	72,152
2018	1.32	1.28	72,177
2017	1.24	1.32	90,135
2016	1.09	1.24	106,920
2015	1.15	1.09	88,542
2014	1.16	1.15	121,113
2013	1.04	1.16	118,242
Pioneer High Yield Fund Y Class – 06-829
Band 125
2020	$1.40	$1.43	7,591
2019	1.25	1.40	5,222
2018	1.29	1.25	56,134
2017	1.22	1.29	51,130
2016	1.07	1.22	38,164
2015	1.14	1.07	9,057
2014	1.15	1.14	4,568

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Mid Cap Value Fund A Class – 06-838
Band 125
2020	$1.89	$1.90	234,752
2019	1.49	1.89	221,322
2018	1.88	1.49	200,561
2017	1.69	1.88	158,785
2016	1.47	1.69	149,385
2015	1.59	1.47	119,561
2014	1.40	1.59	373
2013	1.07	1.40	101
Band 100
2020	$1.92	$1.94	16,669
2019	1.52	1.92	17,230
2018	1.90	1.52	21,554
2017	1.70	1.90	29,198
2016	1.48	1.70	95,063
2015	1.60	1.48	27,349
Band 0
2020	$2.07	$2.10	–
2019	1.61	2.07	156,533
2018	2.00	1.61	151,528
Pioneer Mid Cap Value Fund Y Class – 06-831
Band 125
2020	$1.93	$1.94	–
2019	1.52	1.93	–
2018	1.91	1.52	57,057
2017	1.71	1.91	89,869
2016	1.49	1.71	112,616
2015	1.60	1.49	10,439
Pioneer Select Mid Cap Growth Fund A Class – 06-836
Band 125
2020	$2.61	$3.58	861,985
2019	1.99	2.61	1,007,771
2018	2.15	1.99	1,078,399
2017	1.68	2.15	741,444
2016	1.64	1.68	629,301
2015	1.64	1.64	378,206
2014	1.52	1.64	78,553
Band 0
2020	$2.85	$3.96	5,166
2019	2.15	2.85	1,681
2018	2.29	2.15	192,946
2017	1.77	2.29	185,753
2016	1.71	1.77	186,339
Pioneer Select Mid Cap Growth Fund K Class – 06-FCV
Band 125
2020	$1.54	$2.12	4,526,325
2019	1.17	1.54	5,379,135
2018	1.26	1.17	2,983,941
2017	0.98	1.26	562,337

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Select Mid Cap Growth VCT Portfolio I Class – 06-591
Band 125
2020	$4.74	$6.51	3,032,778
2019	3.60	4.74	3,228,655
2018	3.90	3.60	2,716,231
2017	3.04	3.90	2,826,384
2016	2.97	3.04	3,385,926
2015	2.95	2.97	3,683,944
2014	2.73	2.95	4,017,679
2013	1.94	2.73	4,557,821
2012	1.84	1.94	5,399,665
2011	1.90	1.84	6,289,827
Pioneer Strategic Income Fund A Class – 06-594
Band 125
2020	$1.28	$1.36	411,266
2019	1.17	1.28	492,380
2018	1.21	1.17	507,323
2017	1.17	1.21	882,732
2016	1.10	1.17	866,266
2015	1.13	1.10	1,267,679
2014	1.09	1.13	1,279,619
2013	1.09	1.09	1,082,068
2012	0.99	1.09	376,469
2011	1.00 (06/23/11)	0.99	1,401
Band 0
2020	$1.42	$1.53	–
2019	1.29	1.42	_
2018	1.32	1.29	–
2017	1.25	1.32	–
2016	1.16	1.25	–
2015	1.18	1.16	67,281
2014	1.13	1.18	43,358
Pioneer Strategic Income Fund K Class – 06-FCW
Band 125
2020	$1.11	$1.19	725,351
2019	1.02	1.11	648,211
2018	1.05	1.02	522,885
2017	1.00	1.05	505,127
Pioneer Strategic Income Fund Y Class – 06-CGG
Band 125
2020	$1.15	$1.22	173,525
2019	1.05	1.15	188,880
2018	1.08	1.05	295,327
2017	1.04	1.08	545,391
2016	0.97	1.04	1,217,549
2015	1.00 (08/07/15)	0.97	762,112
Band 0
2020	$1.21	$1.31	96,056
2019	1.10	1.21	80,534
2018	1.12	1.10	37,247
2017	1.06	1.12	35,429
2016	0.98	1.06	14,173
2015	1.00 (08/07/15)	0.98	9,877

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated International Equity Fund A Class – 06-CHH
Band 125
2020	$1.33	$1.60	268,477
2019	1.10	1.33	266,363
2018	1.28	1.10	136,389
2017	0.98	1.28	30,113
2016	0.99	0.98	8,745
Band 0
2020	$1.40	$1.70	44,780
2019	1.15	1.40	43,045
Federated International Equity Fund IS Class – 06-CHJ
Band 125
2020	$1.35	$1.62	462,111
2019	1.11	1.35	807,313
2018	1.29	1.11	403,701
2017	0.98	1.29	353,932
2016	0.99	0.98	905
Band 0
2020	$1.42	$1.73	–
2019	1.16	1.42	1,404,098
Principal Bond Market Index Fund R3 Class – 06-FHX
Band 125
2020	$1.06	$1.11	51,837
2019	0.99	1.06	5,665
Principal Core Fixed Inc R6 Class – 06-3JJ (formerly Principal Income Fund R6 Class)
Band 125
2020	$1.08	$1.15	644,439
2019	1.00	1.08	1,408,492
2018	1.00 (09/20/18)	1.00	1,424,119
Principal Global Real Estate Securities Fund R6 Class – 06-3JP
Band 125
2020	$1.15	$1.09	5,439
Principal International Equity Index Fund R3 Class – 06-CVG
Band 125
2020	$1.16	$1.23	264,511
2019	0.98	1.16	247,989
2018	1.15	0.98	35,578
Principal LargeCap Growth Fund R6 Class – 06-3JH
Band 125
2020	$1.15	$1.54	425,483
2019	0.86	1.15	599,101
2018	1.00 (09/20/18)	0.86	625,775
Principal MidCap S&P 400 Index Fund R3 Class – 06-FPW
Band 125
2020	$1.21	$1.34	951,471
2019	0.97	1.21	599,173
2018	1.12	0.97	471,005
2017	1.00 (03/23/17)	1.12	619,626

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.21	$1.36	100,549
2019	0.98	1.21	55,150
2018	1.12	0.98	43,883
2017	1.00 (03/23/17)	1.12	24,138
Band 50
2020	$1.23	$1.38	2,882
2019	0.99	1.23	2,745
2018	1.12	0.99	4,029
2017	1.00 (03/23/17)	1.12	11,615
Principal SmallCap S&P 600 Index Fund R3 Class – 06-FPX
Band 125
2020	$1.22	$1.33	1,271,495
2019	1.01	1.22	906,635
2018	1.13	1.01	713,343
2017	1.00 (03/23/17)	1.13	644,253
Band 100
2020	$1.23	$1.34	71,290
2019	1.02	1.23	58,129
2018	1.13	1.02	40,337
2017	1.00 (03/23/17)	1.13	24,875
Band 50
2020	$1.24	$1.37	866
2019	1.03	1.24	553
2018	1.13	1.03	563
2017	1.00 (03/23/17)	1.13	575
Band 0
2020	$1.26	$1.40	–
2019	1.03	1.26	3,173
2018	1.14	1.03	3,051
PGIM Day One 2020 Fund R6 Class – 06-44K
Band 125
2020	$1.04	$1.12	345,667
2019	1.00 (07/26/19)	1.04	358,557
PGIM Day One 2025 Fund R6 Class – 06-44M
Band 125
2020	$1.04	$1.13	424,266
2019	1.00 (07/26/19)	1.04	345,822
PGIM Day One 2030 Fund R6 Class – 06-44N
Band 125
2020	$1.05	$1.14	277,365
2019	1.00 (07/26/19)	1.05	218,332
PGIM Day One 2035 Fund R6 Class – 06-44P
Band 125
2020	$1.06	$1.16	352,674
2019	1.00 (07/26/19)	1.06	302,472

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Day One 2040 Fund R6 Class – 06-44R
Band 125
2020	$1.06	$1.16	347,889
2019	1.00 (07/26/19)	1.06	312,265
PGIM Day One 2045 Fund R6 Class – 06-44T
Band 125
2020	$1.06	$1.17	137,509
2019	1.00 (07/26/19)	1.06	106,743
PGIM Day One 2050 Fund R6 Class – 06-44V
Band 125
2020	$1.06	$1.17	121,820
2019	1.00 (07/26/19)	1.06	111,597
PGIM Day One 2055 Fund R6 Class – 06-44W
Band 125
2020	$1.07	$1.18	70,097
2019	1.00 (07/26/19)	1.07	69,508
PGIM Day One 2060 Fund R6 Class – 06-44X
Band 125
2020	$1.07	$1.18	11,032
2019	1.00 (07/26/19)	1.07	6,617
PGIM Day One Income Fund R6 Class – 06-44G
Band 125
2020	$1.03	$1.10	8,604
2019	1.00 (07/26/19)	1.03	7,519
PGIM Global Real Estate Fund A Class – 06-531
Band 125
2020	$2.00	$1.88	108,756
2019	1.63	2.00	192,423
2018	1.74	1.63	259,343
2017	1.59	1.74	362,172
2016	1.60	1.59	379,568
2015	1.62	1.60	468,172
2014	1.44	1.62	435,196
2013	1.41	1.44	564,275
2012	1.12	1.41	423,435
2011	1.21	1.12	241,213
Band 100
2020	$2.05	$1.93	49,677
2019	1.66	2.05	61,088
2018	1.77	1.66	57,198
2017	1.61	1.77	67,136
2016	1.62	1.61	91,672
2015	1.64	1.62	107,556
2014	1.45	1.64	111,813

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.25	$2.14	–
2019	1.81	2.25	–
2018	1.91	1.81	–
2017	1.72	1.91	–
2016	1.71	1.72	–
2015	1.72	1.71	9,191
2014	1.51	1.72	233,043
2013	1.45	1.51	6,440
2012	1.15	1.45	85,323
2011	1.22	1.15	81,849
PGIM Global Real Estate Fund R2 Class – 06-3FN
Band 125
2020	$1.16	$1.09	17,342
PGIM Global Real Estate Fund R4 Class – 06-3FP
Band 125
2020	$1.17	$1.10	342,995
2019	0.95	1.17	408,883
2018	1.00 (06/21/18)	0.95	326,666
PGIM Global Real Estate Fund R6 Class – 06-FCX
Band 125
2020	$1.29	$1.22	351,880
2019	1.04	1.29	299,599
2018	1.11	1.04	893,242
2017	1.00	1.11	64,036
Band 0
2020	$1.34	$1.28	1,441,411
2019	1.07	1.34	1,608,445
2018	1.12	1.07	1,664,452
2017	1.01	1.12	1,701,027
PGIM Global Real Estate Fund Z Class – 06-526
Band 125
2020	$2.07	$1.95	315,912
2019	1.68	2.07	344,862
2018	1.78	1.68	2,927,017
2017	1.62	1.78	4,046,992
2016	1.63	1.62	4,631,843
2015	1.64	1.63	4,125,624
2014	1.46	1.64	3,769,563
2013	1.42	1.46	1,924,640
2012	1.13	1.42	750,532
2011	1.21	1.13	351,243
Band 0
2020	$2.33	$2.23	–
2019	1.87	2.33	–
2018	1.96	1.87	–
2017	1.76	1.96	–
2016	1.74	1.76	1,334,112
2015	1.74	1.74	1,263,582
2014	1.52	1.74	1,818,599
2013	1.47	1.52	1,978,304
2012	1.15	1.47	2,259,241

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Global Total Return Fund R6 Class – 06-3XW
Band 125
2020	$1.06	$1.15	1,070,248
PGIM High Yield Fund A Class – 06-533
Band 125
2020	$1.78	$1.85	1,579,395
2019	1.55	1.78	1,813,936
2018	1.60	1.55	1,925,917
2017	1.51	1.60	2,321,614
2016	1.33	1.51	2,652,193
2015	1.38	1.33	3,043,215
2014	1.36	1.38	3,100,337
2013	1.29	1.36	3,113,756
2012	1.15	1.29	1,814,111
2011	1.11	1.15	461,320
Band 100
2020	$1.82	$1.90	390,724
2019	1.59	1.82	407,135
2018	1.63	1.59	491,244
2017	1.53	1.63	882,966
2016	1.34	1.53	874,273
2015	1.40	1.34	853,358
2014	1.38	1.40	617,821
2013	1.30	1.38	153
Band 0
2020	$2.01	$2.11	–
2019	1.73	2.01	158,505
2018	1.76	1.73	103,343
2017	1.64	1.76	91,836
2016	1.42	1.64	149,602
2015	1.46	1.42	134,303
2014	1.43	1.46	89,822
2013	1.33	1.43	20
PGIM High-Yield Fund R2 Class – 06-3FH
Band 125
2020	$1.11	$1.15	9,946
2019	0.97	1.11	12,412
PGIM High-Yield Fund R4 Class – 06-3FJ
Band 125
2020	$1.11	$1.15	78,932
2019	0.97	1.11	700
PGIM High-Yield Fund R6 Class – 06-FCY
Band 125
2020	$1.20	$1.26	5,406,045
2019	1.05	1.20	4,850,893
2018	1.07	1.05	4,372,853
2017	1.01	1.07	671,963
Band 75
2020	$1.22	$1.28	203,906
2019	1.06	1.22	189,681
2018	1.08	1.06	44,537

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM High Yield Fund Z Class – 06-532
Band 125
2020	$1.83	$1.90	8,231,047
2019	1.59	1.83	8,962,579
2018	1.63	1.59	10,008,429
2017	1.53	1.63	12,943,915
2016	1.35	1.53	12,543,159
2015	1.40	1.35	11,178,894
2014	1.38	1.40	7,384,604
2013	1.30	1.38	7,203,230
2012	1.15	1.30	7,203,555
2011	1.11	1.15	1,401,886
Band 0
2020	$2.06	$2.17	–
2019	1.77	2.06	622,760
2018	1.80	1.77	666,392
2017	1.67	1.80	576,699
2016	1.44	1.67	771,982
2015	1.48	1.44	190,017
2014	1.44	1.48	162,571
2013	1.34	1.44	564,636
2012	1.18	1.34	485,084
PGIM Jennison 20/20 Focus A Class – 06-536
Band 125
2020	$2.56	$3.29	68,072
2019	2.01	2.56	66,732
2018	2.15	2.01	67,818
2017	1.72	2.15	72,728
2016	1.69	1.72	84,524
2015	1.63	1.69	108,758
2014	1.56	1.63	126,421
2013	1.22	1.56	271,338
2012	1.10	1.22	178,893
2011	1.16	1.10	142,547
Band 100
2020	$2.62	$3.38	61,016
2019	2.06	2.62	62,474
2018	2.19	2.06	73,743
2017	1.75	2.19	76,306
2016	1.71	1.75	79,030
2015	1.65	1.71	87,318
2014	1.57	1.65	96,299
PGIM Jennison 20/20 Focus Z Class – 06-534
Band 125
2020	$2.63	$3.40	–
2019	2.07	2.63	–
2018	2.20	2.07	–
2017	1.75	2.20	–
2016	1.71	1.75	–
2015	1.66	1.71	2,804
2014	1.57	1.66	1,061
2013	1.23	1.57	245,685
2012	1.10	1.23	313,758
2011	1.16	1.10	290,652

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Financial Services Fund A Class – 06-456
Band 125
2020	$1.80	$1.96	48,567
2019	1.37	1.80	142,825
2018	1.61	1.37	129,808
2017	1.32	1.61	128,727
2016	1.30	1.32	56,393
2015	1.48	1.30	147,320
2014	1.59	1.48	199,476
2013	1.25	1.59	252,635
2012	0.95	1.25	132,685
2011	1.19	0.95	84,943
Band 100
2020	$1.85	$2.02	7,964
2019	1.40	1.85	11,096
2018	1.64	1.40	20,474
2017	1.34	1.64	20,509
2016	1.32	1.34	25,217
2015	1.50	1.32	32,681
2014	1.61	1.50	28,520
2013	1.26	1.61	727
2012	0.96	1.26	2,969
Band 0
2020	$2.04	$2.25	–
2019	1.53	2.04	–
2018	1.78	1.53	–
2017	1.44	1.78	–
2016	1.40	1.44	–
2015	1.58	1.40	1,365
2014	1.67	1.58	1,943
2013	1.30	1.67	2,593
2012	0.98	1.30	159
2011	1.20	0.98	358
PGIM Jennison Financial Services Fund Z Class – 06-457
Band 125
2020	$1.85	$2.03	169,187
2019	1.40	1.85	94,875
2018	1.65	1.40	94,705
2017	1.35	1.65	94,881
2016	1.32	1.35	203,204
2015	1.50	1.32	142,879
2014	1.61	1.50	234,402
2013	1.26	1.61	213,927
2012	0.96	1.26	100,464
2011	1.19	0.96	81,788
PGIM Jennison Focused Growth Fund R6 Class – 06-GNJ
Band 125
2020	$1.33	$2.20	337

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Focused Growth Fund Z Class – 06-063
Band 125
2020	$2.00	$3.30	6,651
2019	1.52	2.00	7,342
2018	1.50	1.52	3,750
2017	1.12	1.50	76
2016	1.17	1.12	2,573
PGIM Jennison Health Sciences Fund A Class – 06-458
Band 125
2020	$4.30	$5.99	99,922
2019	3.68	4.30	205,366
2018	3.87	3.68	381,479
2017	2.99	3.87	340,591
2016	3.55	2.99	492,240
2015	3.42	3.55	827,535
2014	2.56	3.42	530,485
2013	1.66	2.56	675,739
2012	1.34	1.66	408,777
2011	1.21	1.34	164,560
Band 100
2020	$4.40	$6.16	74,775
2019	3.76	4.40	76,395
2018	3.95	3.76	134,352
2017	3.04	3.95	193,366
2016	3.60	3.04	201,082
2015	3.46	3.60	340,910
2014	2.58	3.46	250,136
2013	1.67	2.58	2,815
2012	1.35	1.67	2,644
Band 0
2020	$4.87	$6.88	–
2019	4.12	4.87	–
2018	4.28	4.12	–
2017	3.26	4.28	–
2016	3.82	3.26	–
2015	3.64	3.82	–
2014	2.69	3.64	–
2013	1.72	2.69	–
2012	1.38	1.72	10,057
PGIM Jennison Health Sciences Fund Z Class – 06-459
Band 125
2020	$4.42	$6.19	319,349
2019	3.78	4.42	390,002
2018	3.96	3.78	1,700,140
2017	3.05	3.96	1,526,828
2016	3.61	3.05	1,349,096
2015	3.47	3.61	1,305,928
2014	2.59	3.47	977,638
2013	1.67	2.59	730,130
2012	1.35	1.67	459,585
2011	1.21	1.35	141,943

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Mid Cap Growth Fund A Class – 06-461
Band 125
2020	$2.75	$3.86	363,815
2019	2.03	2.75	513,527
2018	2.25	2.03	601,765
2017	1.86	2.25	1,594,857
2016	1.82	1.86	1,968,244
2015	1.89	1.82	2,750,737
2014	1.75	1.89	2,825,271
2013	1.39	1.75	2,865,318
2012	1.21	1.39	2,272,166
2011	1.20	1.21	833,948
Band 100
2020	$2.82	$3.97	330,587
2019	2.08	2.82	319,968
2018	2.29	2.08	365,724
2017	1.89	2.29	478,997
2016	1.84	1.89	630,286
2015	1.91	1.84	631,730
2014	1.77	1.91	602,861
2013	1.40	1.77	2,112
2012	1.22	1.40	1,110
PGIM Jennison Mid Cap Growth Fund R6 Class – 06-FFF
Band 125
2020	$1.47	$2.07	1,458,639
2019	1.08	1.47	1,411,351
2018	1.19	1.08	677,030
2017	0.98	1.19	653,911
Band 75
2020	$1.49	$2.12	141,419
2019	1.09	1.49	134,293
2018	1.20	1.09	126,019
PGIM Jennison Mid Cap Growth Fund Z Class – 06-462
Band 125
2020	$2.83	$3.99	1,419,188
2019	2.09	2.83	1,339,921
2018	2.30	2.09	4,547,660
2017	1.90	2.30	5,591,142
2016	1.85	1.90	8,300,239
2015	1.92	1.85	8,573,639
2014	1.77	1.92	8,524,807
2013	1.40	1.77	8,589,917
2012	1.22	1.40	7,164,718
2011	1.21	1.22	4,698,055

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$3.21	$4.58	–
2019	2.34	3.21	–
2018	2.54	2.34	–
2017	2.07	2.54	–
2016	1.99	2.07	1,433,364
2015	2.04	1.99	1,383,713
2014	1.87	2.04	1,245,641
2013	1.46	1.87	1,709,726
2012	1.25	1.46	1,827,836
PGIM Jennison Natural Resources Fund A Class – 06-453
Band 125
2020	$0.68	$0.74	153,522
2019	0.59	0.68	369,439
2018	0.83	0.59	415,809
2017	0.80	0.83	455,460
2016	0.60	0.80	629,350
2015	0.86	0.60	805,341
2014	1.09	0.86	856,358
2013	1.01	1.09	846,576
2012	1.05	1.01	625,061
2011	1.31	1.05	429,634
Band 100
2020	$0.70	$0.77	46,027
2019	0.60	0.70	47,573
2018	0.84	0.60	49,080
2017	0.81	0.84	59,392
2016	0.61	0.81	170,945
2015	0.87	0.61	75,993
2014	1.10	0.87	58,113
Band 0
2020	$0.77	$0.85	–
2019	0.66	0.77	–
2018	0.91	0.66	–
2017	0.87	0.91	–
2016	0.65	0.87	–
2015	0.92	0.65	59,098
2014	1.15	0.92	39,348
2013	1.05	1.15	19,065
2012	1.08	1.05	11,161
2011	1.32	1.08	7,568
PGIM Jennison Natural Resources Fund R6 Class – 06-FFG
Band 125
2020	$0.83	$0.92	294,967
2019	0.72	0.83	650,569
2018	1.00	0.72	530,224
2017	0.96	1.00	421,709

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Natural Resources Fund Z Class – 06-454
Band 125
2020	$0.70	$0.77	35,125
2019	0.61	0.70	144,595
2018	0.85	0.61	669,216
2017	0.81	0.85	1,110,661
2016	0.61	0.81	1,175,492
2015	0.88	0.61	1,793,825
2014	1.11	0.88	1,443,603
2013	1.02	1.11	1,292,196
2012	1.06	1.02	1,032,642
2011	1.31	1.06	747,545
PGIM Jennison Small Company Fund R6 Class – 06-GJN
Band 125
2020	$1.15	$1.45	81,031
2019	0.90	1.15	81,789
2018	1.05	0.90	1,740
PGIM Jennison Small Company Fund A Class – 06-589
Band 125
2020	$1.98	$2.48	232,766
2019	1.56	1.98	302,832
2018	1.82	1.56	287,519
2017	1.55	1.82	289,499
2016	1.38	1.55	474,588
2015	1.46	1.38	555,574
2014	1.37	1.46	392,335
2013	1.03	1.37	474,775
2012	0.92	1.03	446,337
PGIM Jennison Small Company Fund Z Class – 06-593
Band 125
2020	$2.02	$2.55	92,155
2019	1.59	2.02	558,136
2018	1.86	1.59	1,155,142
2017	1.57	1.86	1,522,019
2016	1.40	1.57	1,103,642
2015	1.47	1.40	2,549,103
2014	1.38	1.47	2,172,499
2013	1.04	1.38	1,654,985
2012	0.92	1.04	34,010
PGIM QMA Mid Cap Value Fund A Class – 06-080
Band 125
2020	$1.19	$1.09	187,937
2019	1.00	1.19	240,466
2018	1.27	1.00	338,444
2017	1.14	1.27	280,722
2016	0.96	1.14	333,247
2015	1.04	0.96	117,987
PGIM QMA Mid Cap Value Fund R6 Class – 06-GCF
Band 125
2020	$1.04	$0.97	14,540
2019	0.88	1.04	107,545
2018	1.11	0.88	108,117

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM QMA Mid Cap Value Fund Z Class – 06-064
Band 125
2020	$1.20	$1.11	219,287
2019	1.01	1.20	1,062,573
2018	1.28	1.01	1,820,764
2017	1.15	1.28	2,407,769
2016	0.96	1.15	1,959,773
2015	1.04	0.96	3,233,327
2014	1.00 (06/26/14)	1.04	7,063
PGIM QMA Small-Cap Value Fund R6 Class – 06-GJP
Band 125
2020	$0.98	$0.94	36,608
PGIM Total Return Bond Fund A Class – 06-538
Band 125
2020	$1.42	$1.51	3,414,537
2019	1.29	1.42	4,219,244
2018	1.32	1.29	5,695,681
2017	1.26	1.32	7,304,366
2016	1.22	1.26	8,134,061
2015	1.24	1.22	6,928,446
2014	1.18	1.24	4,624,302
2013	1.20	1.18	3,419,144
2012	1.11	1.20	2,606,393
2011	1.05	1.11	461,207
Band 100
2020	$1.45	$1.55	717,323
2019	1.32	1.45	754,266
2018	1.35	1.32	840,779
2017	1.28	1.35	1,133,426
2016	1.24	1.28	1,342,572
2015	1.25	1.24	1,266,896
2014	1.19	1.25	1,109,935
2013	1.21	1.19	1,288
Band 0
2020	$1.60	$1.72	–
2019	1.44	1.60	–
2018	1.46	1.44	11,478
2017	1.37	1.46	31,136
2016	1.31	1.37	138,472
2015	1.31	1.31	332,770
2014	1.23	1.31	219,047
PGIM Total Return Bond Fund R2 Class – 06-3FK
Band 125
2020	$1.10	$1.17	189,861
2019	1.01	1.10	19,553
2018	1.00 (06/21/18)	1.01	164,204
PGIM Total Return Bond Fund R4 Class – 06-3FM
Band 125
2020	$1.11	$1.18	2,034,379
2019	1.01	1.11	1,032,580

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Total Return Bond Fund R6 Class – 06-FFH
Band 125
2020	$1.14	$1.22	25,825,106
2019	1.04	1.14	25,715,626
2018	1.06	1.04	18,901,742
2017	1.00	1.06	4,793,832
Band 0
2020	$1.18	$1.28	1,000,130
2019	1.07	1.18	916,309
2018	1.07	1.07	1,140,807
2017	1.00	1.07	873,145
PGIM Total Return Bond Fund Z Class – 06-537
Band 125
2020	$1.45	$1.55	14,271,888
2019	1.32	1.45	17,345,484
2018	1.35	1.32	26,088,555
2017	1.28	1.35	34,470,621
2016	1.24	1.28	28,580,730
2015	1.25	1.24	20,210,654
2014	1.18	1.25	12,454,031
2013	1.21	1.18	2,095,986
2012	1.12	1.21	1,574,335
2011	1.05	1.12	367,366
Band 0
2020	$1.63	$1.77	52,762
2019	1.47	1.63	36,225
2018	1.48	1.47	19,727
2017	1.39	1.48	15,478
2016	1.33	1.39	436,441
2015	1.33	1.33	343,278
2014	1.24	1.33	306,983
2013	1.25	1.24	201,284
2012	1.14	1.25	161,543
Putnam Diversified Income Trust Y Class – 06-897
Band 125
2020	$1.18	$1.16	–
2019	1.06	1.18	2,669
Putnam Dynamic Asset Allocation Balanced Fund R6 Class – 06-GNN
Band 125
2020	$1.08	$1.20	418,219
2019	0.93	1.08	435,682
Putnam Dynamic Asset Allocation Conservative Fund R6 Class – 06-GNT
Band 125
2020	$1.05	$1.14	11,334
Putnam Dynamic Asset Allocation Growth Fund A Class – 06-GNW
Band 125
2020	$1.07	$1.21	82
Band 0
2020	$1.10	$1.26	13,373
2019	0.91	1.10	13,449

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Putnam Dynamic Asset Allocation Growth Fund R6 Class – 06-GNX
Band 125
2020	$1.08	$1.23	3,039
2019	0.90	1.08	8,266
2018	1.01	0.90	7,361
Putnam Equity Income Fund A Class – 06-FCG
Band 125
2020	$1.31	$1.37	527,343
2019	1.02	1.31	601,259
2018	1.13	1.02	292,219
Putnam Equity Income Fund Y Class – 06-FCF
Band 125
2020	$1.32	$1.39	949,090
2019	1.03	1.32	1,224,470
Putnam Equity Income Fund R6 Class – 06-36H
Band 125
2020	$1.17	$1.23	685,365
2019	0.91	1.17	524,903
Putnam Growth Opportunities Fund A Class – 06-938
Band 125
2020	$1.91	$2.62	263,961
2019	1.42	1.91	23,587
2018	1.41	1.42	2,371
2017	1.09	1.41	1,621
2016	1.04	1.09	844
Putnam Growth Opportunities Fund R6 Class – 06-GCG
Band 125
2020	$1.53	$2.10	897,121
2019	1.13	1.53	961,813
2018	1.12	1.13	218,909
Putnam Growth Opportunities Fund Y Class – 06-899
Band 125
2020	$1.94	$2.66	12,421
Putnam Sustainable Future Fund R6 Class – 06-3XC
Band 125
2020	$1.10	$1.67	–
2019	1.00 (05/24/19)	1.10	2,057
Putnam Sustainable Leaders Fund R6 Class – 06-3XG
Band 125
2020	$1.15	$1.46	3,459
Russell Commodity Strategies Fund S Class – 06-491
Band 125
2020	$0.51	$0.49	27,016
2019	0.47	0.51	27,016
2018	0.55	0.47	27,015
2017	0.55	0.55	27,014
2016	0.50	0.55	41,583
2015	0.67	0.50	41,496
2014	0.84	0.67	574,167
2013	0.94	0.84	181,387

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Emerging Markets Fund S Class – 06-747
Band 125
2020	$2.23	$2.42	5,028
2019	1.89	2.23	51,464
2018	2.30	1.89	161,706
2017	1.72	2.30	158,975
2016	1.56	1.72	347,752
2015	1.88	1.56	351,312
2014	1.95	1.88	161,619
2013	2.00	1.95	156,717
2012	1.71	2.00	138,327
2011	2.11	1.71	5,554
Russell Global Equity Fund S Class – 06-736
Band 125
2020	$2.90	$3.25	1,189
2019	2.33	2.90	969
2018	2.60	2.33	768
2017	2.13	2.60	888
2016	2.01	2.13	1,777
2015	2.04	2.01	1,195
2014	1.98	2.04	68
2013	1.57	1.98	24
2012	1.37	1.57	23
Russell Global Real Estate Securities Fund R6 Class – 06-FFM
Band 125
2020	$1.24	$1.16	296,320
2019	1.03	1.24	261,929
2018	1.11	1.03	158,808
Russell Global Real Estate Securities Fund S Class – 06-739
Band 125
2020	$2.52	$2.35	187,790
2019	2.10	2.52	159,357
2018	2.26	2.10	341,276
2017	2.05	2.26	782,645
2016	2.02	2.05	455,988
2015	2.05	2.02	421,236
2014	1.81	2.05	411,381
2013	1.78	1.81	982,671
2012	1.41	1.78	1,023,006
2011	1.54	1.41	1,061,061
Russell Investment Grade Bond Fund S Class – 06-738
Band 125
2020	$1.47	$1.58	239,562
2019	1.37	1.47	256,771
2018	1.40	1.37	223,982
2017	1.37	1.40	264,676
2016	1.35	1.37	236,844
2015	1.36	1.35	212,108

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Balanced Strategy Fund R1 Class – 06-659
Band 125
2020	$2.07	$2.13	445,733
2019	1.83	2.07	683,379
2018	1.98	1.83	676,933
2017	1.81	1.98	643,124
2016	1.68	1.81	1,451,748
2015	1.74	1.68	1,723,675
2014	1.68	1.74	7,656,114
2013	1.51	1.68	9,898,683
2012	1.36	1.51	11,102,935
2011	1.41	1.36	7,025,000
Russell LifePoints Balanced Strategy Fund R5 Class – 06-665
Band 125
2020	$1.87	$1.92	1,625,417
2019	1.67	1.87	1,954,483
2018	1.80	1.67	2,307,119
2017	1.66	1.80	2,524,126
2016	1.55	1.66	3,582,873
2015	1.61	1.55	4,555,770
2014	1.57	1.61	5,378,976
2013	1.42	1.57	8,530,511
2012	1.28	1.42	9,417,426
2011	1.34	1.28	10,823,953
Band 100
2020	$1.94	$2.00	289,893
2019	1.73	1.94	364,820
2018	1.87	1.73	418,743
2017	1.72	1.87	558,150
2016	1.60	1.72	667,975
2015	1.66	1.60	569,691
2014	1.60	1.66	664,272
2013	1.45	1.60	24,828
2012	1.30	1.45	37,151
2011	1.36	1.30	42,663
Band 50
2020	$2.10	$2.18	78,190
2019	1.86	2.10	78,226
2018	2.00	1.86	84,614
2017	1.83	2.00	146,929
2016	1.69	1.83	433,543
2015	1.75	1.69	511,477
2014	1.68	1.75	534,734
2013	1.51	1.68	456,512
2012	1.35	1.51	490,976
2011	1.40	1.35	459,865

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.27	$2.36	–
2019	2.00	2.27	–
2018	2.14	2.00	–
2017	1.95	2.14	–
2016	1.79	1.95	43,489
2015	1.84	1.79	37,590
2014	1.77	1.84	35,301
2013	1.58	1.77	906,630
2012	1.41	1.58	1,799,410
2011	1.45	1.41	1,894,903
Russell LifePoints Conservative Strategy Fund R1 Class – 06-661
Band 125
2020	$1.65	$1.73	83,272
2019	1.52	1.65	83,829
2018	1.58	1.52	84,995
2017	1.51	1.58	128,910
2016	1.45	1.51	139,577
2015	1.48	1.45	336,381
2014	1.44	1.48	377,735
2013	1.42	1.44	391,873
2012	1.32	1.42	1,506,843
2011	1.31	1.32	1,452,566
Russell LifePoints Conservative Strategy Fund R5 Class – 06-655
Band 125
2020	$1.49	$1.55	264,825
2019	1.38	1.49	269,263
2018	1.44	1.38	279,682
2017	1.38	1.44	451,588
2016	1.33	1.38	473,106
2015	1.37	1.33	642,920
2014	1.34	1.37	798,247
2013	1.32	1.34	1,823,944
2012	1.24	1.32	2,234,292
2011	1.23	1.24	1,639,854
Band 100
2020	$1.55	$1.61	130,853
2019	1.43	1.55	132,931
2018	1.49	1.43	135,082
2017	1.42	1.49	345,323
2016	1.37	1.42	429,245
2015	1.41	1.37	402,130
2014	1.37	1.41	364,723
2013	1.35	1.37	99,866
2012	1.26	1.35	5,074
2011	1.25	1.26	2,056

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2020	$1.67	$1.75	140,406
2019	1.54	1.67	57,264
2018	1.59	1.54	30,795
2017	1.52	1.59	89,201
2016	1.45	1.52	89,426
2015	1.48	1.45	84,687
2014	1.44	1.48	98,977
2013	1.41	1.44	373,734
2012	1.31	1.41	326,660
2011	1.29	1.31	319,882
Band 0
2020	$1.81	$1.90	–
2019	1.66	1.81	–
2018	1.70	1.66	–
2017	1.62	1.70	–
2016	1.54	1.62	–
2015	1.56	1.54	–
2014	1.51	1.56	–
2013	1.47	1.51	19,532
2012	1.36	1.47	121,019
2011	1.34	1.36	73,875
Russell LifePoints Equity Growth Strategy Fund R1 Class – 06-662
Band 125
2020	$2.33	$2.41	215,975
2019	1.98	2.33	199,280
2018	2.21	1.98	204,813
2017	1.93	2.21	212,639
2016	1.76	1.93	406,214
2015	1.85	1.76	354,418
2014	1.81	1.85	469,734
2013	1.52	1.81	420,737
2012	1.34	1.52	650,396
2011	1.46	1.34	773,944
Russell LifePoints Equity Growth Strategy Fund R5 Class – 06-675
Band 125
2020	$2.00	$2.06	332,770
2019	1.71	2.00	388,432
2018	1.92	1.71	625,173
2017	1.68	1.92	621,434
2016	1.54	1.68	920,855
2015	1.63	1.54	995,654
2014	1.60	1.63	1,211,017
2013	1.36	1.60	1,788,660
2012	1.20	1.36	1,839,466
2011	1.31	1.20	1,719,565

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.08	$2.14	68,402
2019	1.77	2.08	77,252
2018	1.99	1.77	84,017
2017	1.74	1.99	92,481
2016	1.58	1.74	75,461
2015	1.67	1.58	104,183
2014	1.64	1.67	138,920
2013	1.39	1.64	105
2012	1.22	1.39	18
2011	1.33	1.22	–
Band 50
2020	$2.25	$2.33	181,611
2019	1.91	2.25	189,581
2018	2.13	1.91	189,603
2017	1.85	2.13	190,393
2016	1.68	1.85	200,220
2015	1.76	1.68	175,719
2014	1.72	1.76	178,846
2013	1.45	1.72	153,841
2012	1.27	1.45	152,303
2011	1.37	1.27	109,599
Band 0
2020	$2.43	$2.53	–
2019	2.05	2.43	–
2018	2.28	2.05	–
2017	1.97	2.28	–
2016	1.78	1.97	–
2015	1.86	1.78	–
2014	1.80	1.86	–
2013	1.51	1.80	259,140
2012	1.32	1.51	596,123
2011	1.42	1.32	655,879
Russell LifePoints Growth Strategy Fund R1 Class – 06-663
Band 125
2020	$2.20	$2.31	734,330
2019	1.92	2.20	701,913
2018	2.10	1.92	795,284
2017	1.86	2.10	779,434
2016	1.71	1.86	1,097,720
2015	1.79	1.71	1,127,169
2014	1.75	1.79	1,212,499
2013	1.52	1.75	954,293
2012	1.35	1.52	2,112,934
2011	1.44	1.35	2,186,891

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Growth Strategy Fund R5 Class – 06-670
Band 125
2020	$1.94	$2.03	684,124
2019	1.70	1.94	799,264
2018	1.87	1.70	963,121
2017	1.67	1.87	1,002,907
2016	1.54	1.67	1,493,635
2015	1.62	1.54	1,725,968
2014	1.59	1.62	3,121,699
2013	1.39	1.59	4,822,958
2012	1.24	1.39	5,204,747
2011	1.33	1.24	4,912,708
Band 100
2020	$2.01	$2.12	109,785
2019	1.76	2.01	130,276
2018	1.93	1.76	143,725
2017	1.72	1.93	160,227
2016	1.59	1.72	226,757
2015	1.67	1.59	302,050
2014	1.63	1.67	267,749
2013	1.42	1.63	50,626
2012	1.26	1.42	29,612
2011	1.35	1.26	12,042
Band 50
2020	$2.18	$2.30	134,371
2019	1.90	2.18	156,653
2018	2.07	1.90	170,965
2017	1.83	2.07	245,696
2016	1.68	1.83	245,780
2015	1.76	1.68	217,464
2014	1.71	1.76	268,627
2013	1.48	1.71	349,732
2012	1.31	1.48	385,295
2011	1.40	1.31	412,926
Band 0
2020	$2.35	$2.50	–
2019	2.04	2.35	–
2018	2.21	2.04	–
2017	1.95	2.21	–
2016	1.78	1.95	–
2015	1.85	1.78	–
2014	1.79	1.85	–
2013	1.54	1.79	81,661
2012	1.36	1.54	314,098
2011	1.44	1.36	306,558

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Moderate Strategy Fund R1 Class – 06-664
Band 125
2020	$1.87	$1.91	292,687
2019	1.70	1.87	284,256
2018	1.80	1.70	300,858
2017	1.68	1.80	284,881
2016	1.58	1.68	391,391
2015	1.62	1.58	391,475
2014	1.56	1.62	416,334
2013	1.48	1.56	473,384
2012	1.36	1.48	4,654,285
2011	1.37	1.36	4,969,510
Russell LifePoints Moderate Strategy Fund R5 Class – 06-660
Band 125
2020	$1.67	$1.70	582,007
2019	1.53	1.67	625,423
2018	1.63	1.53	789,304
2017	1.52	1.63	1,153,952
2016	1.43	1.52	1,393,124
2015	1.49	1.43	1,702,381
2014	1.44	1.49	1,928,284
2013	1.37	1.44	3,266,255
2012	1.26	1.37	3,317,427
2011	1.28	1.26	3,292,482
Band 100
2020	$1.74	$1.77	149,193
2019	1.59	1.74	157,341
2018	1.68	1.59	192,489
2017	1.57	1.68	223,448
2016	1.48	1.57	260,204
2015	1.53	1.48	236,080
2014	1.48	1.53	247,001
2013	1.40	1.48	435
2012	1.29	1.40	72
Band 50
2020	$1.88	$1.92	3,825
2019	1.71	1.88	3,831
2018	1.80	1.71	50,410
2017	1.67	1.80	103,123
2016	1.57	1.67	103,133
2015	1.61	1.57	102,925
2014	1.55	1.61	123,211
2013	1.47	1.55	176,040
2012	1.34	1.47	189,533
2011	1.35	1.34	202,314

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.03	$2.09	–
2019	1.84	2.03	–
2018	1.93	1.84	–
2017	1.78	1.93	–
2016	1.66	1.78	–
2015	1.70	1.66	–
2014	1.62	1.70	–
2013	1.53	1.62	417
2012	1.39	1.53	71,563
2011	1.39	1.39	70,705
Russell Short Duration Bond Fund S Class – 06-748
Band 125
2020	$1.25	$1.30	198,579
2019	1.21	1.25	329,357
2018	1.21	1.21	981,743
2017	1.21	1.21	1,527,261
2016	1.19	1.21	1,281,554
2015	1.20	1.19	445,197
2014	1.21	1.20	343,879
2013	1.22	1.21	841
2012	1.17	1.22	501
2011	1.17	1.17	152
Russell Strategic Bond Fund S Class – 06-741
Band 125
2020	$1.61	$1.73	–
2019	1.49	1.61	–
2018	1.52	1.49	–
2017	1.47	1.52	–
2016	1.45	1.47	734,839
Russell Equity Income Fund S Class – 06-742
Band 125
2020	$3.46	$3.72	48,814
2019	2.71	3.46	49,844
2018	2.99	2.71	50,319
2017	2.50	2.99	63,232
2016	2.27	2.50	70,879
2015	2.29	2.27	78,453
2014	2.08	2.29	78,744
2013	1.60	2.08	80,462
2012	1.40	1.60	100,558
2011	1.46	1.40	108,122
Russell Sustainable Equity Fund S Class – 06-744
Band 125
2020	$3.46	$3.88	859
2019	2.74	3.46	785
2018	2.84	2.74	705
2017	2.43	2.84	534
2016	2.23	2.43	397
2015	2.21	2.23	399
2014	1.99	2.21	336
2013	1.54	1.99	256
2012	1.40	1.54	173
2011	1.36	1.40	84

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell U.S. Small Cap Equity Fund R6 Class – 06-GCM
Band 125
2020	$1.17	$1.31	45,080
2019	0.96	1.17	50,855
Russell U.S. Small Cap Equity Fund S Class – 06-749
Band 125
2020	$3.45	$3.85	36,996
2019	2.83	3.45	45,621
2018	3.26	2.83	124,574
2017	2.89	3.26	74,848
2016	2.40	2.89	47,273
2015	2.59	2.40	32,017
2014	2.53	2.59	18,246
2013	1.78	2.53	1,053
State Street Equity 500 Index Admin Class – 06-225
Band 125
2020	$83.29	$97.19	2,428,870
2019	64.31	83.29	27,165,438
2018	68.24	64.31	32,330,992
2017	56.90	68.24	38,380,345
2016	51.56	56.90	40,651,147
2015	5.16	51.56	41,393,171
2014	4.61	5.16	42,333,699
2013	3.54	4.61	44,051,677
2012	3.09	3.54	43,175,593
2011	3.08	3.09	50,117,530
Band 100
2020	$86.74	$101.47	–
2019	66.81	86.74	3,422
2018	70.71	66.81	2,389
2017	58.82	70.71	1,895
2016	53.16	58.82	174
2015	5.31	53.16	30
Band 25
2020	$97.99	$115.48	–
2019	74.91	97.99	–
2018	78.69	74.91	–
2017	64.96	78.69	–
2016	58.28	64.96	–
2015	5.78	58.28	–
2014	5.11	5.78	–
2013	3.88	5.11	–
2012	3.36	3.88	–
2011	3.31	3.36	–
Band 0
2020	$102.05	$120.56	82,420
2019	77.82	102.05	1,499,288
2018	81.54	77.82	670,773
2017	67.15	81.54	1,549,429
2016	60.09	67.15	3,380,645
2015	5.94	60.09	3,320,283
2014	5.24	5.94	3,556,329
2013	3.97	5.24	3,208,346
2012	3.43	3.97	3,309,201
2011	3.37	3.43	510,836

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
State Street Equity 500 Index R Class – 06-167
Band 125
2020	$27.70	$32.18	737,525
2019	21.48	27.70	9,131,567
2018	22.90	21.48	10,477,822
2017	19.17	22.90	13,490,589
2016	17.45	19.17	14,267,457
2015	1.76	17.45	16,175,833
2014	1.58	1.76	17,135,779
2013	1.21	1.58	16,680,352
2012	1.07	1.21	14,331,536
2011	1.06	1.07	11,886,204
Band 100
2020	$28.72	$33.45	156,004
2019	22.22	28.72	1,814,119
2018	23.63	22.22	1,971,969
2017	19.73	23.63	2,689,129
2016	17.91	19.73	3,136,355
2015	1.80	17.91	2,800,122
2014	1.61	1.80	2,480,423
2013	1.24	1.61	66,889
2012	1.08	1.24	61,519
2011	1.08	1.08	46,210
Band 50
2020	$30.89	$36.16	66,286
2019	23.78	30.89	731,295
2018	25.17	23.78	758,199
2017	20.91	25.17	832,798
2016	18.89	20.91	880,964
2015	1.89	18.89	944,998
2014	1.68	1.89	996,916
2013	1.28	1.68	1,226,644
2012	1.12	1.28	1,174,782
2011	1.11	1.12	1,126,195
Band 0
2020	$33.23	$39.08	64,694
2019	25.45	33.23	831,468
2018	26.80	25.45	584,188
2017	22.15	26.80	664,772
2016	19.91	22.15	1,290,284
2015	1.98	19.91	1,021,489
2014	1.75	1.98	1,985,628
2013	1.33	1.75	1,934,741
2012	1.16	1.33	1,803,186
2011	1.14	1.16	1,605,518
T. Rowe Price Blue Chip Growth Fund I Class – 06-FFN
Band 125
2020	$1.73	$2.30	27,093,175
2019	1.34	1.73	21,569,498
2018	1.33	1.34	9,590,745
2017	0.99	1.33	737,705

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Blue Chip Growth Fund R Class – 06-720
Band 125
2020	$4.27	$5.66	2,971,508
2019	3.35	4.27	2,904,981
2018	3.34	3.35	9,337,646
2017	2.49	3.34	8,603,557
2016	2.51	2.49	10,320,805
2015	2.30	2.51	2,639,516
2014	2.14	2.30	2,062,348
2013	1.54	2.14	1,785,029
2012	1.32	1.54	1,626,075
2011	1.33	1.32	874,061
Band 100
2020	$4.45	$5.91	102,341
2019	3.48	4.45	118,002
2018	3.46	3.48	148,533
2017	2.57	3.46	215,099
2016	2.59	2.57	249,190
2015	2.36	2.59	361,092
2014	2.20	2.36	280,633
2013	1.58	2.20	881
Band 0
2020	$5.24	$7.02	–
2019	4.05	5.24	–
2018	3.99	4.05	124,766
2017	2.94	3.99	113,211
2016	2.93	2.94	153,587
2015	2.65	2.93	265,246
2014	2.44	2.65	174,048
2013	1.73	2.44	192,948
2012	1.47	1.73	188,368
2011	1.45	1.47	147,101
T. Rowe Price Dividend Growth Fund I Class – 06-3W9
Band 125
2020	$1.15	$1.29	283,879
T. Rowe Price Equity Income Fund I Class – 06-FFP
Band 125
2020	$1.28	$1.28	135,007
2019	1.02	1.28	–
2018	1.14	1.02	23,925
2017	0.99	1.14	16,817
T. Rowe Price Equity Income Fund R Class – 06-775
Band 125
2020	$3.17	$3.15	723,947
2019	2.55	3.17	853,571
2018	2.86	2.55	1,024,026
2017	2.51	2.86	1,367,323
2016	2.14	2.51	1,844,929
2015	2.34	2.14	3,293,598
2014	2.21	2.34	6,847,846
2013	1.74	2.21	6,607,906
2012	1.51	1.74	5,766,382
2011	1.55	1.51	5,426,626

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$3.30	$3.29	636,596
2019	2.65	3.30	770,615
2018	2.97	2.65	863,640
2017	2.60	2.97	1,114,890
2016	2.21	2.60	1,280,826
2015	2.40	2.21	1,222,787
2014	2.27	2.40	961,169
Band 50
2020	$3.58	$3.59	221,331
2019	2.86	3.58	286,123
2018	3.19	2.86	297,947
2017	2.77	3.19	301,406
2016	2.35	2.77	405,972
2015	2.54	2.35	453,379
2014	2.39	2.54	562,308
2013	1.86	2.39	566,680
2012	1.60	1.86	520,495
2011	1.63	1.60	532,365
Band 0
2020	$3.91	$3.94	–
2019	3.10	3.91	–
2018	3.44	3.10	–
2017	2.98	3.44	–
2016	2.51	2.98	45,800
2015	2.71	2.51	252,800
2014	2.53	2.71	414,048
2013	1.96	2.53	497,889
2012	1.68	1.96	535,628
2011	1.70	1.68	435.757
T. Rowe Price Equity Income Portfolio – 06-580
Band 125
2020	$6.42	$6.41	5,369,216
2019	5.14	6.42	6,110,758
2018	5.75	5.14	6,902,256
2017	5.02	5.75	8,551,263
2016	4.27	5.02	11,632,288
2015	4.64	4.27	19,149,313
2014	4.37	4.64	29,096,525
2013	3.41	4.37	29,973,089
2012	2.95	3.41	29,358,266
2011	3.01	2.95	31,555,227
Band 0
2020	$8.74	$8.85	–
2019	6.92	8.74	–
2018	7.64	6.92	–
2017	6.59	7.64	–
2016	5.53	6.59	–
2015	5.94	5.53	132,004
2014	5.53	5.94	123,617
2013	4.26	5.53	97,956

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price European Stock Fund – 06-755
Band 125
2020	$2.39	$2.66	6,019
2019	1.91	2.39	5,274
2018	2.22	1.91	5,292
2017	1.78	2.22	129,459
2016	2.02	1.78	111,701
2015	2.03	2.02	136,796
2014	2.19	2.03	121,710
2013	1.63	2.19	142,585
2012	1.34	1.63	147,414
2011	1.50	1.34	165,127
T. Rowe Price Financial Services Fund I Class – 06-GPC
Band 125
2020	$1.16	$1.20	2,205
2019	0.90	1.16	695
T. Rowe Price Global Alloc I Class – 06-47W
Band 125
2020	$1.06	$1.21	14,271
T. Rowe Price Growth Stock Fund Advisor Class – 06-308
Band 125
2020	$2.85	$3.84	23,247,470
2019	2.21	2.85	28,207,915
2018	2.27	2.21	34,269,842
2017	1.72	2.27	37,611,459
2016	1.72	1.72	38,619,648
2015	1.58	1.72	40,907,157
2014	1.47	1.58	44,030,473
2013	1.07	1.47	46,766,772
2012	0.92	1.07	48,546,763
2011	0.94	0.92	42,190,123
Band 0
2020	$3.33	$4.55	26,629
2019	2.56	3.33	25,199
2018	2.59	2.56	21,754
2017	1.94	2.59	17,196
2016	1.92	1.94	13,599
2015	1.74	1.92	439,758
2014	1.60	1.74	355,408
T. Rowe Price Growth Stock Fund I Class – 06-FFR
Band 125
2020	$1.66	$2.25	4,452,925
2019	1.28	1.66	3,745,589
2018	1.31	1.28	3,473,224
2017	0.99	1.31	292,697

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Growth Stock Fund R Class – 06-780
Band 125
2020	$4.70	$6.33	942,890
2019	3.66	4.70	1,328,739
2018	3.76	3.66	1,723,343
2017	2.87	3.76	2,358,657
2016	2.88	2.87	2,941,417
2015	2.64	2.88	3,528,007
2014	2.47	2.64	3,501,500
2013	1.81	2.47	4,553,280
2012	1.54	1.81	4,264,277
2011	1.59	1.54	4,082,195
Band 100
2020	$4.90	$6.60	620,077
2019	3.80	4.90	652,121
2018	3.90	3.80	727,768
2017	2.96	3.90	769,177
2016	2.97	2.96	897,193
2015	2.72	2.97	853,849
2014	2.53	2.72	693,184
2013	1.85	2.53	146,065
2012	1.58	1.85	122,679
2011	1.62	1.58	109,927
Band 50
2020	$5.31	$7.20	38,920
2019	4.10	5.31	40,407
2018	4.19	4.10	43,159
2017	3.17	4.19	10,541
2016	3.15	3.17	14,404
2015	2.87	3.15	17,375
2014	2.67	2.87	22,528
2013	1.93	2.67	23,539
2012	1.64	1.93	24,109
2011	1.68	1.64	30,150
Band 0
2020	$5.83	$7.95	–
2019	4.48	5.83	–
2018	4.55	4.48	–
2017	3.42	4.55	–
2016	3.39	3.42	12,869
2015	3.08	3.39	9,352
2014	2.84	3.08	158,772
2013	2.05	2.84	147,777
2012	1.73	2.05	161,642
2011	1.76	1.73	142,187

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Health Science I Class – 06-4GC
Band 125
2020	$1.00 (01/24/20)	$1.27	187,221
T. Rowe Price International Stock Fund R Class – 06-715
Band 125
2020	$2.32	$2.62	125,388
2019	1.85	2.32	76,791
2018	2.19	1.85	66,254
2017	1.74	2.19	69,645
2016	1.73	1.74	67,137
2015	1.78	1.73	158,978
2014	1.83	1.78	260,858
2013	1.63	1.83	360,682
2012	1.40	1.63	309,233
2011	1.62	1.40	193,069
Band 100
2020	$2.42	$2.73	66,761
2019	1.92	2.42	68,770
2018	2.27	1.92	72,320
2017	1.80	2.27	74,983
2016	1.79	1.80	94,083
2015	1.83	1.79	106,967
2014	1.88	1.83	108,530
2013	1.67	1.88	327
T. Rowe Price International Value Equity Fund Advisor Class – 06-309
Band 125
2020	$0.94	$0.94	370,022
2019	0.79	0.94	623,175
2018	0.98	0.79	6,558,229
2017	0.83	0.98	11,283,929
2016	0.83	0.83	12,687,016
2015	0.87	0.83	12,679,036
2014	0.94	0.87	12,502,774
2013	0.77	0.94	12,854,624
2012	0.68	0.77	12,882,601
2011	0.77	0.68	12,937,832
T. Rowe Price International Value Equity Fund I Class – 06-FFT
Band 125
2020	$1.16	$1.16	1,314,689
2019	0.97	1.16	1,994,425
2018	1.20	0.97	925,596
T. Rowe Price International Value Equity Fund R Class – 06-795
Band 125
2020	$2.44	$2.44	181,128
2019	2.06	2.44	304,503
2018	2.56	2.06	445,161
2017	2.16	2.56	564,030
2016	2.19	2.16	625,560
2015	2.30	2.19	650,419
2014	2.47	2.30	739,250
2013	2.04	2.47	974,711
2012	1.80	2.04	950,455
2011	2.06	1.80	865,689

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.54	$2.55	159,965
2019	2.14	2.54	156,893
2018	2.66	2.14	164,762
2017	2.23	2.66	158,126
2016	2.26	2.23	189,191
2015	2.36	2.26	202,642
2014	2.53	2.36	203,466
2013	2.09	2.53	69,914
2012	1.84	2.09	58,259
2011	2.09	1.84	55,629
Band 50
2020	$2.76	$2.78	1,028
2019	2.31	2.76	663
2018	2.85	2.31	63
2017	2.39	2.85	63
2016	2.40	2.39	63
Band 0
2020	$3.05	$3.08	–
2019	2.54	3.05	–
2018	3.12	2.54	6,948
2017	2.60	3.12	17,233
T. Rowe Price Mid-Cap Growth Fund I Class – 06-FFV
Band 125
2020	$1.52	$1.87	1,000,335
2019	1.17	1.52	1,131,693
2018	1.21	1.17	781,020
T. Rowe Price Mid-Cap Growth Fund R Class – 06-790
Band 125
2020	$6.19	$7.55	324,634
2019	4.79	6.19	453,006
2018	4.98	4.79	698,912
2017	4.06	4.98	1,083,800
2016	3.89	4.06	1,086,220
2015	3.71	3.89	1,512,796
2014	3.34	3.71	1,613,981
2013	2.48	3.34	1,439,843
2012	2.22	2.48	1,278,093
2011	2.28	2.22	1,190,498
Band 0
2020	$7.67	$9.47	9,413
2019	5.86	7.67	32,167
2018	6.01	5.86	33,218
2017	4.84	6.01	32,029
2016	4.58	4.84	106,842
2015	4.32	4.58	403,715
2014	3.84	4.32	406,143
2013	2.82	3.84	402,163
2012	2.48	2.82	385,526
2011	2.53	2.48	382,941

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Mid-Cap Value Fund Advisor Class – 06-311
Band 125
2020	$2.01	$2.18	129,626
2019	1.71	2.01	119,606
2018	1.94	1.71	300,046
2017	1.77	1.94	504,880
2016	1.44	1.77	685,096
2015	1.52	1.44	767,001
2014	1.39	1.52	797,900
2013	1.07	1.39	789,040
2012	0.91	1.07	716,476
2011	0.97	0.91	620,518
Band 0
2020	$2.36	$2.58	–
2019	1.98	2.36	–
2018	2.22	1.98	–
2017	1.99	2.22	–
2016	1.61	1.99	–
2015	1.67	1.61	1,054,893
2014	1.51	1.67	1,101,048
2013	1.15	1.51	1,075,942
2012	0.97	1.15	917,609
2011	1.02	0.97	856,219
T. Rowe Price Mid-Cap Value Fund I Class – 06-FFW
Band 125
2020	$1.13	$1.23	172,441
2019	0.96	1.13	150,760
T. Rowe Price Mid-Cap Value Fund R Class – 06-785
Band 125
2020	$4.43	$4.78	81,586
2019	3.77	4.43	83,322
2018	4.29	3.77	107,933
2017	3.91	4.29	129,221
2016	3.20	3.91	368,017
2015	3.37	3.20	349,832
2014	3.10	3.37	655,643
2013	2.40	3.10	919,601
2012	2.04	2.40	950,064
2011	2.18	2.04	1,000,705
Band 0
2020	$5.51	$6.02	–
2019	4.63	5.51	34,081
2018	5.20	4.63	33,018
2017	4.68	5.20	28,522
2016	3.79	4.68	27,303
2015	3.94	3.79	26,484
2014	3.58	3.94	35,308
2013	2.73	3.58	32,199
2012	2.30	2.73	17,538
2011	2.43	2.30	19,615

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Real Estate Fund I Class – 06-GFP
Band 125
2020	$1.12	$0.98	158,756
2019	0.93	1.12	213,545
2018	1.03	0.93	140,146
2017	1.00 (07/21/17)	1.03	373,320
T. Rowe Price Retirement 2005 Fund Advisor Class – 06-573
Band 125
2020	$1.44	$1.58	101,144
2019	1.28	1.44	325,009
2018	1.34	1.28	759,090
2017	1.23	1.34	787,617
2016	1.17	1.23	856,466
2015	1.19	1.17	730,960
2014	1.16	1.19	540,138
2013	1.07	1.16	389,774
2012	1.00 (05/24/12)	1.07	1,435
T. Rowe Price Retirement 2005 Fund I Class – 06-GCN
Band 125
2020	$1.13	$1.24	330,561
2019	0.99	1.13	243,514
2018	1.04	0.99	65,357
2017	1.00 (06/22/17)	1.04	73,778
T. Rowe Price Retirement 2005 Fund R Class – 06-576
Band 125
2020	$1.42	$1.55	229,059
2019	1.25	1.42	287,479
2018	1.32	1.25	448,343
2017	1.21	1.32	1,326,739
2016	1.16	1.21	1,087,165
2015	1.18	1.16	866,140
2014	1.15	1.18	604,661
2013	1.07	1.15	808,479
2012	1.00 (05/24/12)	1.07	351,458
Band 0
2020	$1.56	$1.73	–
2019	1.36	1.56	–
2018	1.41	1.36	–
2017	1.28	1.41	–
2016	1.21	1.28	176,225
2015	1.22	1.21	196,086
T. Rowe Price Retirement 2010 Fund Advisor Class – 06-574
Band 125
2020	$1.51	$1.67	713,959
2019	1.32	1.51	1,393,076
2018	1.39	1.32	1,633,361
2017	1.27	1.39	2,088,853
2016	1.20	1.27	2,750,866
2015	1.23	1.20	2,513,493
2014	1.19	1.23	2,607,294
2013	1.08	1.19	1,464,609
2012	1.00 (05/24/12)	1.08	106,998

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2010 Fund I Class – 06-GCP
Band 125
2020	$1.14	$1.26	346,737
2019	0.99	1.14	192,162
2018	1.04	0.99	1,269,219
2017	1.00 (06/22/17)	1.04	106,893
T. Rowe Price Retirement 2010 Fund R Class – 06-579
Band 125
2020	$1.48	$1.63	660,747
2019	1.30	1.48	817,366
2018	1.37	1.30	838,812
2017	1.25	1.37	1,139,910
2016	1.19	1.25	1,003,123
2015	1.22	1.19	1,397,386
2014	1.18	1.22	2,866,496
2013	1.08	1.18	1,709,592
2012	1.00 (05/24/12)	1.08	171,257
Band 0
2020	$1.63	$1.82	–
2019	1.41	1.63	–
2018	1.47	1.41	140,598
2017	1.33	1.47	168,213
2016	1.24	1.33	280,498
2015	1.26	1.24	172,442
2014	1.21	1.26	153,259
2013	1.08	1.21	120,945
T. Rowe Price Retirement 2015 Fund Advisor Class – 06-774
Band 125
2020	$1.70	$1.88	2,750,513
2019	1.47	1.70	5,636,584
2018	1.56	1.47	7,993,349
2017	1.39	1.56	8,992,881
2016	1.32	1.39	9,560,822
2015	1.34	1.32	9,378,424
2014	1.30	1.34	9,721,130
2013	1.14	1.30	8,331,555
2012	1.02	1.14	3,257,875
2011	1.04	1.02	2,879,309
T. Rowe Price Retirement 2015 Fund I Class – 06-FFY
Band 125
2020	$1.23	$1.37	4,142,938
2019	1.06	1.23	2,679,975
2018	1.12	1.06	2,455,117
2017	1.00	1.12	939,861

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2015 Fund R Class – 06-776
Band 125
2020	$1.66	$1.84	1,094,566
2019	1.44	1.66	1,446,279
2018	1.53	1.44	1,953,734
2017	1.37	1.53	4,608,743
2016	1.30	1.37	7,077,042
2015	1.33	1.30	7,628,027
2014	1.29	1.33	8,057,807
2013	1.14	1.29	6,917,816
2012	1.02	1.14	3,983,612
2011	1.04	1.02	939,585
Band 0
2020	$1.86	$2.09	–
2019	1.59	1.86	91,748
2018	1.67	1.59	151,076
2017	1.48	1.67	197,270
2016	1.39	1.48	740,459
2015	1.40	1.39	935,086
2014	1.34	1.40	629,470
2013	1.17	1.34	619,126
2012	1.03	1.17	146,187
2011	1.04	1.03	138,383
T. Rowe Price Retirement 2020 Fund Advisor Class – 06-777
Band 125
2020	$1.82	$2.03	5,192,859
2019	1.55	1.82	9,493,452
2018	1.65	1.55	18,641,764
2017	1.45	1.65	15,531,586
2016	1.37	1.45	17,417,232
2015	1.40	1.37	15,331,818
2014	1.34	1.40	14,299,605
2013	1.15	1.34	7,844,849
2012	1.02	1.15	2,877,567
2011	1.05	1.02	2,173,654
T. Rowe Price Retirement 2020 Fund I Class – 06-FGF
Band 125
2020	$1.26	$1.41	10,353,560
2019	1.07	1.26	9,609,766
2018	1.14	1.07	3,679,879
2017	1.00	1.14	1,371,471
T. Rowe Price Retirement 2020 Fund R Class – 06-778
Band 125
2020	$1.78	$1.98	5,266,666
2019	1.52	1.78	7,104,981
2018	1.62	1.52	9,372,922
2017	1.43	1.62	13,017,720
2016	1.35	1.43	15,601,502
2015	1.38	1.35	14,425,903
2014	1.33	1.38	15,202,243
2013	1.15	1.33	10,175,603
2012	1.01	1.15	7,204,662
2011	1.04	1.01	1,337,962

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.82	$2.03	25,343
2019	1.55	1.82	17,431
2018	1.65	1.55	16,945
2017	1.45	1.65	4,084
2016	1.37	1.45	3,157
2015	1.40	1.37	286
2014	1.34	1.40	5,642
Band 50
2020	$1.90	$2.13	–
2019	1.61	1.90	–
2018	1.71	1.61	–
2017	1.49	1.71	–
2016	1.41	1.49	–
2015	1.42	1.41	1,653
2014	1.36	1.42	1,667
Band 0
2020	$1.99	$2.25	–
2019	1.68	1.99	202,621
2018	1.78	1.68	440,884
2017	1.54	1.78	712,707
2016	1.44	1.54	1,550,012
2015	1.45	1.44	2,663,290
2014	1.38	1.45	2,057,269
2013	1.18	1.38	1,858,071
2012	1.03	1.18	648,559
2011	1.05	1.03	555,971
T. Rowe Price Retirement 2025 Fund Advisor Class – 06-779
Band 125
2020	$1.92	$2.17	8,373,189
2019	1.61	1.92	14,964,840
2018	1.73	1.61	18,214,401
2017	1.50	1.73	16,937,721
2016	1.41	1.50	16,458,524
2015	1.44	1.41	12,483,115
2014	1.38	1.44	9,386,733
2013	1.16	1.38	5,454,640
2012	1.01	1.16	1,350,066
2011	1.05	1.01	735,599
T. Rowe Price Retirement 2025 Fund I Class – 06-FGG
Band 125
2020	$1.29	$1.46	17,652,329
2019	1.08	1.29	13,253,029
2018	1.16	1.08	7,213,009
2017	0.99	1.16	3,367,603

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2025 Fund R Class – 06-781
Band 125
2020	$1.88	$2.12	5,731,112
2019	1.58	1.88	6,470,696
2018	1.70	1.58	7,818,099
2017	1.47	1.70	10,557,451
2016	1.39	1.47	10,675,844
2015	1.42	1.39	11,246,369
2014	1.37	1.42	10,905,829
2013	1.15	1.37	6,758,188
2012	1.01	1.15	3,701,813
2011	1.06	1.01	836,175
Band 0
2020	$2.11	$2.40	–
2019	1.75	2.11	372,187
2018	1.86	1.75	906,590
2017	1.59	1.86	985,467
2016	1.49	1.59	2,227,235
2015	1.50	1.49	999,975
2014	1.42	1.50	970,088
2013	1.18	1.42	866,337
2012	1.03	1.18	199,170
2011	1.06	1.03	188,993
T. Rowe Price Retirement 2030 Fund Advisor Class – 06-782
Band 125
2020	$2.02	$2.31	8,630,571
2019	1.67	2.02	11,978,335
2018	1.81	1.67	16,316,962
2017	1.54	1.81	14,480,747
2016	1.45	1.54	14,381,402
2015	1.47	1.45	11,283,232
2014	1.41	1.47	13,430,292
2013	1.16	1.41	7,746,837
2012	1.01	1.16	3,745,681
2011	1.06	1.01	2,960,689
T. Rowe Price Retirement 2030 Fund I Class – 06-FGH
Band 125
2020	$1.32	$1.51	17,388,725
2019	1.09	1.32	13,799,628
2018	1.17	1.09	5,708,329
2017	0.99	1.17	2,574,618
T. Rowe Price Retirement 2030 Fund R Class – 06-783
Band 125
2020	$1.97	$2.25	5,741,592
2019	1.64	1.97	6,787,161
2018	1.78	1.64	7,931,340
2017	1.52	1.78	10,275,858
2016	1.43	1.52	11,558,570
2015	1.46	1.43	13,028,435
2014	1.40	1.46	11,230,640
2013	1.16	1.40	6,522,510
2012	1.01	1.16	4,801,793
2011	1.05	1.01	1,092,288

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.21	$2.55	–
2019	1.82	2.21	228,106
2018	1.95	1.82	373,230
2017	1.64	1.95	409,190
2016	1.53	1.64	1,334,410
2015	1.54	1.53	1,107,780
2014	1.46	1.54	857,127
2013	1.19	1.46	823,476
2012	1.02	1.19	281,713
2011	1.06	1.02	287,180
T. Rowe Price Retirement 2035 Fund Advisor Class – 06-784
Band 125
2020	$2.09	$2.41	6,687,226
2019	1.71	2.09	10,013,235
2018	1.87	1.71	15,807,762
2017	1.57	1.87	13,787,442
2016	1.48	1.57	11,323,775
2015	1.50	1.48	9,804,329
2014	1.43	1.50	7,622,141
2013	1.17	1.43	4,769,851
2012	1.01	1.17	1,621,685
2011	1.06	1.01	1,226,877
T. Rowe Price Retirement 2035 Fund I Class – 06-FGJ
Band 125
2020	$1.34	$1.55	15,202,296
2019	1.09	1.34	11,993,773
2018	1.19	1.09	2,893,059
2017	0.99	1.19	438,569
T. Rowe Price Retirement 2035 Fund R Class – 06-786
Band 125
2020	$2.04	$2.35	4,863,686
2019	1.68	2.04	5,755,760
2018	1.84	1.68	5,943,826
2017	1.54	1.84	8,411,099
2016	1.46	1.54	9,251,393
2015	1.48	1.46	8,943,704
2014	1.42	1.48	8,088,041
2013	1.16	1.42	6,074,925
2012	1.01	1.16	3,233,079
2011	1.06	1.01	530,152
Band 0
2020	$2.29	$2.67	–
2019	1.86	2.29	448,688
2018	2.01	1.86	821,372
2017	1.67	2.01	829,289
2016	1.56	1.67	2,181,345
2015	1.56	1.56	1,533,318
2014	1.48	1.56	1,358,333
2013	1.19	1.48	1,307,230
2012	1.02	1.19	223,028
2011	1.06	1.02	230192

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2040 Fund Advisor Class – 06-787
Band 125
2020	$2.14	$2.49	5,038,330
2019	1.74	2.14	8,435,692
2018	1.90	1.74	12,746,105
2017	1.58	1.90	12,082,585
2016	1.49	1.58	10,731,335
2015	1.51	1.49	9,703,305
2014	1.45	1.51	9,567,448
2013	1.17	1.45	5,868,950
2012	1.01	1.17	2,107,760
2011	1.06	1.01	1,459,824
T. Rowe Price Retirement 2040 Fund I Class – 06-FGK
Band 125
2020	$1.35	$1.58	15,543,359
2019	1.10	1.35	11,599,461
2018	1.20	1.10	4,232,657
2017	0.99	1.20	1,019,544
T. Rowe Price Retirement 2040 Fund R Class – 06-789
Band 125
2020	$2.09	$2.42	3,922,311
2019	1.70	2.09	4,303,569
2018	1.87	1.70	5,018,225
2017	1.56	1.87	6,449,616
2016	1.47	1.56	7,100,654
2015	1.50	1.47	7,231,254
2014	1.44	1.50	6,305,719
2013	1.16	1.44	4,662,353
2012	1.00	1.16	3,111,107
2011	1.06	1.00	798,303
Band 0
2020	$2.34	$2.75	–
2019	1.89	2.34	228,780
2018	2.05	1.89	1,375,213
2017	1.69	2.05	1,334,689
2016	1.57	1.69	3,068,317
2015	1.58	1.57	2,537,472
2014	1.49	1.58	1,823,812
2013	1.19	1.49	1,775,811
2012	1.02	1.19	177,950
2011	1.06	1.02	196,544
T. Rowe Price Retirement 2045 Fund Advisor Class – 06-791
Band 125
2020	$2.15	$2.51	4,478,912
2019	1.74	2.15	7,374,972
2018	1.91	1.74	9,970,864
2017	1.59	1.91	9,075,718
2016	1.49	1.59	7,549,502
2015	1.51	1.49	6,044,892
2014	1.45	1.51	4,427,753
2013	1.17	1.45	3,099,877
2012	1.01	1.17	637,869
2011	1.06	1.01	405,885

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2045 Fund I Class – 06-FGM
Band 125
2020	$1.36	$1.60	13,670,039
2019	1.10	1.36	9,914,630
2018	1.20	1.10	2,907,994
2017	0.99	1.20	591,026
T. Rowe Price Retirement 2045 Fund R Class – 06-792
Band 125
2020	$2.10	$2.45	2,939,386
2019	1.71	2.10	3,541,551
2018	1.88	1.71	3,802,729
2017	1.56	1.88	4,641,449
2016	1.48	1.56	4,951,319
2015	1.50	1.48	5,808,554
2014	1.44	1.50	4,979,894
2013	1.16	1.44	3,340,787
2012	1.01	1.16	1,480,996
2011	1.06	1.01	359,226
Band 0
2020	$2.36	$2.78	–
2019	1.89	2.36	102,104
2018	2.06	1.89	291,776
2017	1.69	2.06	295,626
2016	1.57	1.69	971,051
2015	1.58	1.57	440,759
2014	1.50	1.58	327,625
2013	1.19	1.50	260,958
2012	1.02	1.19	98,531
2011	1.06	1.02	78,030
T. Rowe Price Retirement 2050 Fund Advisor Class – 06-793
Band 125
2020	$2.15	$2.51	3,735,269
2019	1.74	2.15	5,925,479
2018	1.91	1.74	7,231,913
2017	1.59	1.91	6,369,563
2016	1.49	1.59	5,489,294
2015	1.51	1.49	4,042,360
2014	1.45	1.51	2,702,975
2013	1.17	1.45	1,927,357
2012	1.01	1.17	365,394
2011	1.06	1.01	103,905
T. Rowe Price Retirement 2050 Fund I Class – 06-FGN
Band 125
2020	$1.36	$1.60	11,730,657
2019	1.10	1.36	8,071,666
2018	1.20	1.10	3,008,933
2017	0.99	1.20	461,592

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2050 Fund R Class – 06-794
Band 125
2020	$2.10	$2.45	2,448,154
2019	1.71	2.10	2,785,740
2018	1.88	1.71	2,980,477
2017	1.56	1.88	3,497,411
2016	1.48	1.56	4,180,576
2015	1.50	1.48	4,563,519
2014	1.44	1.50	4,171,499
2013	1.16	1.44	2,596,029
2012	1.00	1.16	1,375,501
2011	1.06	1.00	259,489
Band 0
2020	$2.36	$2.78	–
2019	1.89	2.36	88,121
2018	2.05	1.89	272,737
2017	1.69	2.05	258,452
2016	1.57	1.69	720,167
2015	1.58	1.57	383,269
2014	1.49	1.58	252,982
2013	1.19	1.49	229,620
2012	1.02	1.19	92,022
2011	1.06	1.02	56,217
T. Rowe Price Retirement 2055 Fund Advisor Class – 06-796
Band 125
2020	$2.15	$2.51	1,913,370
2019	1.74	2.15	3,118,326
2018	1.91	1.74	3,861,947
2017	1.59	1.91	3,200,738
2016	1.49	1.59	2,396,506
2015	1.51	1.49	1,351,514
2014	1.45	1.51	713,365
2013	1.17	1.45	350,583
2012	1.01	1.17	31,245
2011	1.06	1.01	11,259
T. Rowe Price Retirement 2055 Fund I Class – 06-FGP
Band 125
2020	$1.36	$1.60	7,126,803
2019	1.10	1.36	4,853,568
2018	1.20	1.10	1,389,058
2017	0.99	1.20	61,407
T. Rowe Price Retirement 2055 Fund R Class – 06-797
Band 125
2020	$2.10	$2.45	1,225,120
2019	1.71	2.10	1,593,259
2018	1.88	1.71	1,784,378
2017	1.56	1.88	1,704,751
2016	1.48	1.56	1,795,783
2015	1.50	1.48	2,134,497
2014	1.44	1.50	1,069,945
2013	1.16	1.44	465,338
2012	1.01	1.16	221,448
2011	1.06	1.01	47,139

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.36	$2.78	–
2019	1.89	2.36	58,360
2018	2.06	1.89	152,215
2017	1.69	2.06	140,148
2016	1.58	1.69	238,810
2015	1.58	1.58	127,170
2014	1.50	1.58	74,735
2013	1.19	1.50	34,105
2012	1.02	1.19	7,650
2011	1.06	1.02	203
T. Rowe Price Retirement 2060 Fund Advisor Class – 06-CMP
Band 125
2020	$1.45	$1.70	917,765
2019	1.18	1.45	1,190,910
2018	1.29	1.18	845,440
2017	1.07	1.29	328,484
2016	1.00 (05/12/16)	1.07	42,929
T. Rowe Price Retirement 2060 Fund I Class – 06-FGR
Band 125
2020	$1.36	$1.60	2,022,375
2019	1.10	1.36	876,328
2018	1.20	1.10	148,423
2017	0.99	1.20	1,086
T. Rowe Price Retirement 2060 Fund R Class – 06-CMR
Band 125
2020	$1.44	$1.68	652,374
2019	1.17	1.44	437,203
2018	1.29	1.17	228,298
2017	1.07	1.29	152,683
2016	1.00 (05/12/16)	1.07	19,440
Band 0
2020	$1.51	$1.78	–
2019	1.21	1.51	4,067
2018	1.31	1.21	19,715
2017	1.08	1.31	7,630
2016	1.00 (05/12/16)	1.08	1,068
T. Rowe Price Retirement Balanced I Fund Advisor Class – 06-798
Band 125
2020	$1.47	$1.61	375,939
2019	1.29	1.47	297,462
2018	1.36	1.29	1,553,236
2017	1.25	1.36	1,211,082
2016	1.19	1.25	1,606,880
2015	1.22	1.19	1,386,471
2014	1.19	1.22	1,555,492
2013	1.11	1.19	469,551
2012	1.02	1.11	90,739
2011	1.02	1.02	94,381

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement Balanced I Fund I Class – 06-FFX
Band 125
2020	$1.19	$1.31	870,286
2019	1.04	1.19	1,344,341
2018	1.09	1.04	37,866
2017	1.00	1.09	266,886
T. Rowe Price Retirement Balanced I Fund R Class – 06-799
Band 125
2020	$1.44	$1.57	867,406
2019	1.27	1.44	909,409
2018	1.33	1.27	1,033,881
2017	1.23	1.33	1,085,566
2016	1.18	1.23	1,601,785
2015	1.20	1.18	2,499,417
2014	1.18	1.20	1,867,626
2013	1.10	1.18	1,289,725
2012	1.02	1.10	1,510,576
2011	1.02	1.02	350,527
Band 0
2020	$1.61	$1.79	–
2019	1.40	1.61	13,838
2018	1.46	1.40	13,085
2017	1.33	1.46	14,187
2016	1.25	1.33	9,119
2015	1.27	1.25	62,647
2014	1.23	1.27	63,875
2013	1.13	1.23	55,493
2012	1.03	1.13	49,622
Templeton Foreign Fund A Class – 06-312
Band 125
2020	$1.10	$1.08	581,040
2019	0.99	1.10	608,355
2018	1.18	0.99	1,276,030
2017	1.02	1.18	1,530,290
2016	0.93	1.02	1,198,000
2015	1.01	0.93	1,157,554
2014	1.15	1.01	1,149,901
2013	0.91	1.15	1,167,485
2012	0.78	0.91	993,434
2011	0.91	0.78	897,945
Templeton Foreign Fund Advisor Class – 06-CNG
Band 125
2020	$1.22	$1.20	–
2019	1.09	1.22	–
2018	1.30	1.09	3,721
2017	1.12	1.30	146,261
2016	1.00 (05/12/16)	1.12	220,797

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Templeton Foreign Fund R Class – 06-920
Band 125
2020	$1.90	$1.86	130,852
2019	1.71	1.90	181,242
2018	2.05	1.71	423,193
2017	1.77	2.05	426,153
2016	1.61	1.77	898,457
2015	1.76	1.61	1,046,442
2014	2.00	1.76	999,510
2013	1.60	2.00	868,408
2012	1.37	1.60	838,492
2011	1.59	1.37	686,983
Band 100
2020	$1.98	$1.94	9,921
2019	1.78	1.98	17,772
2018	2.12	1.78	17,262
2017	1.83	2.12	17,847
2016	1.66	1.83	28,863
2015	1.81	1.66	47,447
2014	2.06	1.81	48,861
Band 0
2020	$2.33	$2.31	–
2019	2.07	2.33	–
2018	2.45	2.07	–
2017	2.09	2.45	–
2016	1.88	2.09	18,748
2015	2.03	1.88	15,671
2014	2.28	2.03	3,880
2013	1.80	2.28	3,387
2012	1.52	1.80	6,071
2011	1.75	1.52	5,554
Templeton Foreign Fund R6 Class – 06-GCR
Band 125
2020	$0.99	$0.98	65,241
2019	0.89	0.99	61,278
2018	1.06	0.89	328,702
Templeton Global Bond Fund A Class – 06-886
Band 125
2020	$1.13	$1.06	1,137,856
2019	1.13	1.13	1,454,925
2018	1.13	1.13	4,690,251
2017	1.12	1.13	11,279,866
2016	1.07	1.12	13,792,349
2015	1.13	1.07	17,016,372
2014	1.13	1.13	14,398,254
2013	1.12	1.13	7,684,082
2012	0.98	1.12	1,855,717
2011	1.01	0.98	252,519

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.26	$1.21	–
2019	1.26	1.26	11,790
2018	1.24	1.26	25,859
2017	1.21	1.24	20,500
2016	1.14	1.21	237,414
2015	1.19	1.14	220,508
2014	1.17	1.19	218,576
2013	1.15	1.17	537,080
2012	0.99	1.15	757,860
Templeton Global Bond Fund Advisor Class – 06-CNH
Band 125
2020	$1.08	$1.02	2,584,248
2019	1.08	1.08	1,831,866
2018	1.08	1.08	1,279,890
2017	1.07	1.08	1,170,125
2016	1.00 (05/12/16)	1.07	766,145
Templeton Global Bond Fund R Class – 06-887
Band 125
2020	$1.10	$1.04	142,719
2019	1.11	1.10	138,334
2018	1.11	1.11	265,395
2017	1.10	1.11	456,104
2016	1.05	1.10	948,918
2015	1.12	1.05	995,448
2014	1.12	1.12	1,016,454
2013	1.11	1.12	601,508
2012	0.97	1.11	401,129
2011	1.01	0.97	112,685
Band 0
2020	$1.23	$1.18	–
2019	1.23	1.23	–
2018	1.22	1.23	–
2017	1.19	1.22	–
2016	1.12	1.19	196,488
Templeton Global Bond Fund R6 Class – 06-FGT
Band 125
2020	$1.03	$0.98	575,527
2019	1.04	1.03	2,528,702
2018	1.03	1.04	1,739,282
2017	1.02	1.03	161,670
Band 0
2020	$1.07	$1.03	454,473
2019	1.06	1.07	588,851
2018	1.05	1.06	674,342
2017	1.02	1.05	550,437

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Templeton Growth Fund A Class – 06-313
Band 125
2020	$1.12	$1.17	76,855
2019	0.99	1.12	87,677
2018	1.17	0.99	383,223
2017	1.00	1.17	383,670
2016	0.93	1.00	543,659
2015	1.01	0.93	522,350
2014	1.04	1.01	1,012,488
2013	0.81	1.04	1,068,046
2012	0.68	0.81	897,281
2011	0.73	0.68	1,040,993
Templeton Growth Fund Advisor Class – 06-CNJ
Band 125
2020	$1.26	$1.32	–
2019	1.11	1.26	–
2018	1.31	1.11	–
2017	1.12	1.31	8,929
Templeton Growth Fund R Class – 06-925
Band 125
2020	$1.89	$1.96	91,406
2019	1.67	1.89	101,675
2018	1.98	1.67	105,759
2017	1.71	1.98	168,618
2016	1.59	1.71	440,972
2015	1.72	1.59	643,922
2014	1.78	1.72	840,764
2013	1.39	1.78	774,450
2012	1.16	1.39	989,115
2011	1.26	1.16	1,184,158
Band 100
2020	$1.96	$2.05	3,696
2019	1.73	1.96	3,696
2018	2.05	1.73	–
2017	1.76	2.05	–
2016	1.64	1.76	–
2015	1.77	1.64	31,780
2014	1.83	1.77	28,416
Band 0
2020	$2.31	$2.44	–
2019	2.02	2.31	–
2018	2.37	2.02	–
2017	2.01	2.37	–
2016	1.85	2.01	55,356
2015	1.99	1.85	49,877
2014	2.03	1.99	55,057
2013	1.56	2.03	34,574
2012	1.29	1.56	12,329
2011	1.38	1.29	10,714
Templeton International Bond Fund A Class – 06-CHN
Band 125
2020	$1.05	$0.98	864,640
2019	1.04	1.05	814,428

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
The Hartford Balanced Income Fund R6 Class – 06-3P9
Band 125
2020	$1.15	$1.22	136,516
The Hartford Dividend and Growth Fund R6 Class – 06-3NY
Band 125
2020	$1.17	$1.25	62,400
The Hartford International Opportunities Fund R6 Class – 06-3F7
Band 125
2020	$1.04	$1.24	51,637
2019	0.83	1.04	905,752
The Hartford MidCap Fund R3 Class – 06-39R
Band 125
2020	$1.11	$1.36	37,777
2019	0.85	1.11	40,951
The Hartford MidCap Fund R4 Class – 06-39P
Band 125
2020	$1.12	$1.37	16,335
2019	0.85	1.12	11,731
2018	1.00 (05/17/18)	0.85	8,139
The Hartford MidCap Fund R6 Class – 06-39T
Band 125
2020	$1.12	$1.39	209,893
2019	0.86	1.12	266,720
2018	1.00 (05/17/18)	0.86	3,483
The Hartford Total Return Bond Fund R6 Class – 06-3P6
Band 125
2020	$1.10	$1.19	219,879
The Hartford World Bond Fund R4 Class – 06-3YH
Band 125
2020	$1.00	$1.00	19,598,714
2019	1.00 (06/27/19)	1.00	10,471,432
The Hartford World Bond Fund R6 Class – 06-3P7
Band 125
2020	$1.05	$1.05	538,844
2019	1.02	1.05	474,525
Thornburg Core Growth Fund R3 Class – 06-985
Band 125
2020	$2.88	$4.03	155,474
2019	2.27	2.88	265,694
2018	2.36	2.27	311,721
2017	1.93	2.36	363,715
2016	2.00	1.93	421,143
2015	1.98	2.00	430,280
2014	2.00	1.98	483,587
2013	1.42	2.00	599,833
2012	1.19	1.42	574,576
2011	1.19	1.19	1,136,037

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.99	$4.19	40,011
2019	2.35	2.99	40,418
2018	2.44	2.35	41,725
2017	1.99	2.44	43,440
2016	2.06	1.99	69,192
2015	2.03	2.06	95,926
2014	2.05	2.03	113,860
2013	1.45	2.05	631
2012	1.21	1.45	635
Band 0
2020	$3.48	$4.92	–
2019	2.70	3.48	–
2018	2.78	2.70	–
2017	2.24	2.78	–
2016	2.30	2.24	22,202
2015	2.24	2.30	19,395
2014	2.24	2.24	20,476
2013	1.57	2.24	32,620
2012	1.30	1.57	11,160
2011	1.28	1.30	9,008
Thornburg Core Growth Fund R5 Class – 06-314
Band 125
2020	$1.99	$2.79	496,864
2019	1.56	1.99	647,285
2018	1.61	1.56	682,327
2017	1.31	1.61	774,107
2016	1.36	1.31	1,299,573
2015	1.33	1.36	1,410,294
2014	1.34	1.33	1,782,006
2013	0.95	1.34	1,523,962
2012	0.79	0.95	1,347,806
2011	0.78	0.79	5,363,789
Thornburg International Value Fund R3 Class – 06-990
Band 125
2020	$2.00	$2.42	622,718
2019	1.58	2.00	675,014
2018	2.00	1.58	764,934
2017	1.62	2.00	883,927
2016	1.69	1.62	1,122,745
2015	1.62	1.69	1,526,155
2014	1.74	1.62	2,281,988
2013	1.53	1.74	4,659,313
2012	1.35	1.53	5,856,046
2011	1.58	1.35	6,055,133

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.07	$2.52	115,174
2019	1.63	2.07	146,839
2018	2.07	1.63	172,380
2017	1.67	2.07	199,638
2016	1.74	1.67	246,964
2015	1.66	1.74	262,531
2014	1.78	1.66	248,240
2013	1.56	1.78	34,378
2012	1.37	1.56	110,558
2011	1.60	1.37	104,945
Band 50
2020	$2.24	$2.73	–
2019	1.75	2.24	15
2018	2.21	1.75	18
2017	1.78	2.21	18
2016	1.84	1.78	18
2015	1.74	1.84	20
2014	1.86	1.74	24
2013	1.63	1.86	24
2012	1.42	1.63	1,134
2011	1.65	1.42	1,391
Band 0
2020	$2.41	$2.96	–
2019	1.88	2.41	–
2018	2.35	1.88	–
2017	1.89	2.35	–
2016	1.94	1.89	20,020
2015	1.83	1.94	128,245
2014	1.95	1.83	133,231
2013	1.69	1.95	176,041
2012	1.47	1.69	367,014
2011	1.70	1.47	409,865
Thornburg International Value Fund R5 Class – 06-316
Band 125
2020	$1.28	$1.54	329,054
2019	1.00	1.28	319,167
2018	1.27	1.00	394,233
2017	1.02	1.27	507,111
2016	1.06	1.02	633,056
2015	1.01	1.06	1,454,086
2014	1.08	1.01	2,973,293
2013	0.95	1.08	7,915,475
2012	0.83	0.95	15,109,730
2011	0.96	0.83	15,120,866

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2020	$1.45	$1.77	–
2019	1.12	1.45	–
2018	1.41	1.12	–
2017	1.12	1.41	–
2016	1.16	1.12	–
2015	1.09	1.16	–
2014	1.15	1.09	–
2013	1.00	1.15	–
2012	0.87	1.00	–
2011	1.00	0.87	–
Band 0
2020	$1.49	$1.83	–
2019	1.16	1.49	–
2018	1.44	1.16	–
2017	1.15	1.44	–
2016	1.18	1.15	–
2015	1.11	1.18	918,299
2014	1.17	1.11	831,676
2013	1.02	1.17	901,167
2012	0.88	1.02	839,937
2011	1.01	0.88	814,258
Thornburg International Value Fund R6 Class – 06-GPF
Band 125
2020	$1.03	$1.24	270
Thornburg Investment Income Builder Fund R3 Class – 06-987
Band 125
2020	$1.82	$1.78	153,597
2019	1.57	1.82	157,016
2018	1.68	1.57	198,095
2017	1.48	1.68	418,043
2016	1.37	1.48	407,041
2015	1.48	1.37	492,883
2014	1.43	1.48	870,670
2013	1.25	1.43	417,784
2012	1.14	1.25	163,506
2011	1.15	1.14	145,521
Band 100
2020	$1.87	$1.83	39,885
2019	1.60	1.87	39,723
2018	1.71	1.60	36,883
2017	1.51	1.71	47,386
2016	1.39	1.51	54,242
2015	1.49	1.39	63,694
2014	1.45	1.49	48,590

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$2.05	$2.03	–
2019	1.75	2.05	–
2018	1.84	1.75	–
2017	1.61	1.84	–
2016	1.47	1.61	–
2015	1.56	1.47	27,859
2014	1.50	1.56	62,115
Thornburg Investment Income Builder Fund R5 Class – 06-986
Band 125
2020	$1.91	$1.88	137,251
2019	1.64	1.91	266,195
2018	1.74	1.64	293,063
2017	1.53	1.74	368,672
2016	1.41	1.53	705,580
2015	1.51	1.41	743,338
2014	1.46	1.51	653,384
2013	1.27	1.46	192,771
2012	1.15	1.27	5,449
Thornburg Limited Term Income Fund R3 Class – 06-995
Band 125
2020	$1.43	$1.52	2,084,682
2019	1.38	1.43	1,903,271
2018	1.39	1.38	6,060,345
2017	1.37	1.39	4,127,674
2016	1.35	1.37	3,828,799
2015	1.36	1.35	5,900,141
2014	1.33	1.36	11,883,438
2013	1.36	1.33	7,135,716
2012	1.28	1.36	5,362,683
2011	1.23	1.28	2,671,637
Band 100
2020	$1.49	$1.58	156,369
2019	1.43	1.49	254,292
2018	1.43	1.43	252,625
2017	1.42	1.43	294,478
2016	1.39	1.42	425,482
2015	1.40	1.39	582,428
2014	1.37	1.40	469,944
2013	1.38	1.37	1,468
2012	1.30	1.38	1,170
2011	1.25	1.30	906
Band 0
2020	$1.73	$1.85	337,732
2019	1.64	1.73	441,334
2018	1.63	1.64	1,863,748
2017	1.60	1.63	346,306
2016	1.55	1.60	214,050
2015	1.54	1.55	824,281
2014	1.49	1.54	239,130
2013	1.50	1.49	271,393
2012	1.40	1.50	512,947
2011	1.33	1.40	93,105

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Limited Term Income Fund R5 Class – 06-953
Band 125
2020	$1.06	$1.13	11,337,048
2019	1.02	1.06	11,100,915
2018	1.02	1.02	17,731,261
2017	1.01	1.02	11,248,706
2016	0.99	1.01	6,293,258
2015	1.00 (02/03/15)	0.99	13,484,379
Thornburg Limited Term Income Fund R6 Class – 06-GCV
Band 125
2020	$1.05	$1.12	10,085,739
2019	1.00	1.05	6,733,864
2018	1.00	1.00	3,553,706
2017	1.00 (06/22/17)	1.00	457,256
Thornburg Limited Term U.S. Government Fund R3 Class – 06-104
Band 125
2020	$1.19	$1.22	423,141
2019	1.16	1.19	166,221
2018	1.17	1.16	178,297
2017	1.18	1.17	180,814
2016	1.18	1.18	190,066
2015	1.19	1.18	175,832
2014	1.18	1.19	192,398
2013	1.22	1.18	160,971
2012	1.21	1.22	177,746
2011	1.18	1.21	193,611
Band 100
2020	$1.23	$1.27	2,767
2019	1.20	1.23	9,203
2018	1.21	1.20	9,330
2017	1.21	1.21	9,466
2016	1.21	1.21	66,636
2015	1.22	1.21	9,730
2014	1.21	1.22	3,597
Thornburg Value Fund R3 Class – 06-109
Band 125
2020	$2.59	$2.86	97,007
2019	2.03	2.59	99,417
2018	2.28	2.03	123,345
2017	1.87	2.28	145,075
2016	1.78	1.87	213,194
2015	1.74	1.78	295,032
2014	1.58	1.74	567,313
2013	1.15	1.58	587,938
2012	1.05	1.15	890,652
2011	1.23	1.05	1,134,316

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.68	$2.97	17,625
2019	2.10	2.68	13,362
2018	2.35	2.10	18,470
2017	1.93	2.35	20,258
2016	1.83	1.93	31,835
2015	1.78	1.83	26,824
2014	1.61	1.78	21,564
Band 0
2020	$3.12	$3.49	–
2019	2.42	3.12	–
2018	2.68	2.42	–
2017	2.17	2.68	–
2016	2.04	2.17	–
2015	1.97	2.04	22,162
2014	1.77	1.97	19,645
2013	1.27	1.77	17,136
2012	1.14	1.27	70,956
2011	1.32	1.14	149,638
TIAA-CREF Bond Index Fund Institutional Class – 06-FGV
Band 125
2020	$1.08	$1.15	599,127
2019	1.01	1.08	982,465
2018	1.02	1.01	629,622
2017	1.00	1.02	265,938
TIAA-CREF Bond Index Fund Retirement Class – 06-434
Band 125
2020	$1.19	$1.26	4,223,896
2019	1.12	1.19	1,542,988
2018	1.13	1.12	2,325,953
2017	1.11	1.13	4,322,973
2016	1.10	1.11	3,444,644
2015	1.11	1.10	2,437,282
2014	1.07	1.11	2,171,313
2013	1.11	1.07	1,253,237
2012	1.08	1.11	954,372
2011	1.02	1.08	66,044
Band 0
2020	$1.34	$1.44	64,580
2019	1.24	1.34	58,662
2018	1.25	1.24	48,963
2017	1.21	1.25	36,003
2016	1.18	1.21	25,329
2015	1.18	1.18	13,292
2014	1.12	1.18	295

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Bond Plus Fund Institutional Class – 06-3F4
Band 125
2020	$1.09	$1.16	524,671
2019	1.01	1.09	60,220
TIAA-CREF Bond Plus Fund Retirement Class – 06-939
Band 125
2020	$1.10	$1.17	363,764
2019	1.02	1.10	389,686
2018	1.04	1.02	399,759
2017	1.01	1.04	548,114
2016	0.98	1.01	445,383
2015	1.00 (01/15/15)	0.98	104,699
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class – 06-020
Band 125
2020	$1.31	$1.51	821,919
2019	1.12	1.31	879,263
2018	1.33	1.12	1,202,774
2017	0.98	1.33	1,994,750
2016	0.90	0.98	1,705,956
2015	1.07	0.90	1,259,668
2014	1.12	1.07	578,823
2013	1.00 (06/20/13)	1.12	1,933
TIAA-CREF Growth & Income Fund Institutional Class – 06-FGW
Band 125
2020	$1.44	$1.71	–
2019	1.12	1.44	–
2018	1.22	1.12	–
2017	0.99	1.22	1,057
TIAA-CREF Growth & Income Fund Retirement Class – 06-433
Band 125
2020	$3.00	$3.56	460,791
2019	2.34	3.00	443,469
2018	2.55	2.34	464,899
2017	2.09	2.55	1,245,190
2016	1.95	2.09	1,635,863
2015	1.92	1.95	1,838,509
2014	1.75	1.92	1,654,521
2013	1.32	1.75	2,074,721
2012	1.15	1.32	1,022,680
2011	1.14	1.15	348,821
TIAA-CREF International Equity Index Fund Institutional Class – 06-FGX
Band 125
2020	$1.27	$1.36	4,189,429
2019	1.06	1.27	4,926,978
2018	1.23	1.06	4,102,583
2017	1.00	1.23	819,378
Band 100
2020	$1.28	$1.37	4,907

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2020	$1.29	$1.39	234,705
2019	1.07	1.29	257,713
2018	1.24	1.07	226,411
TIAA-CREF International Equity Index Fund Retirement Class – 06-428
Band 125
2020	$1.52	$1.62	5,327,439
2019	1.26	1.52	3,759,757
2018	1.48	1.26	3,989,477
2017	1.20	1.48	5,562,671
2016	1.20	1.20	4,946,204
2015	1.23	1.20	4,020,995
2014	1.32	1.23	2,931,563
2013	1.10	1.32	1,472,370
2012	0.94	1.10	1,067,233
2011	1.08	0.94	258,961
Band 0
2020	$1.72	$1.86	41,837
2019	1.42	1.72	37,123
2018	1.64	1.42	31,480
2017	1.31	1.64	26,091
2016	1.30	1.31	14,159
2015	1.31	1.30	6,292
2014	1.39	1.31	80
TIAA-CREF Large-Cap Growth Fund Retirement Class – 06-942
Band 125
2020	$1.83	$2.60	518,112
2019	1.42	1.83	535,649
2018	1.44	1.42	559,749
2017	1.09	1.44	458,812
2016	1.11	1.09	399,063
2015	1.00 (01/15/15)	1.11	88,431
TIAA-CREF Large-Cap Growth Index Fund Institutional Class – 06-FGY
Band 125
2020	$1.67	$2.29	11,229,111
2019	1.24	1.67	14,717,788
2018	1.28	1.24	13,352,775
2017	1.00	1.28	4,426,122
Band 100
2020	$1.69	$2.31	3,430
TIAA-CREF Large-Cap Growth Index Fund Retirement Class – 06-431
Band 125
2020	$3.60	$4.91	4,845,390
2019	2.68	3.60	5,378,746
2018	2.77	2.68	5,414,801
2017	2.16	2.77	8,163,085
2016	2.05	2.16	7,586,152
2015	1.97	2.05	4,967,137
2014	1.77	1.97	3,883,466
2013	1.35	1.77	3,446,698
2012	1.19	1.35	2,867,188
2011	1.17	1.19	360,489

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Large-Cap Value Fund Retirement Class – 06-943
Band 125
2020	$1.36	$1.39	482
2019	1.07	1.36	120,908
2018	1.27	1.07	230,852
2017	1.14	1.27	236,694
2016	0.98	1.14	123,733
2015	1.00 (01/15/15)	0.98	1,932
TIAA-CREF Large-Cap Value Index Fund Institutional Class – 06-FHC
Band 125
2020	$1.26	$1.28	6,605,629
2019	1.01	1.26	8,868,710
2018	1.12	1.01	8,281,772
2017	0.99	1.12	6,076,523
TIAA-CREF Large-Cap Value Index Fund Retirement Class – 06-429
Band 125
2020	$2.64	$2.68	2,149,197
2019	2.12	2.64	2,194,297
2018	2.35	2.12	8,767,896
2017	2.10	2.35	10,345,262
2016	1.82	2.10	4,298,531
2015	1.92	1.82	2,826,342
2014	1.72	1.92	2,282,807
2013	1.32	1.72	1,878,279
2012	1.14	1.32	1,552,247
2011	1.15	1.14	94,634
TIAA-CREF Lifecycle 2025 Fund Institutional Class – 06-36N
Band 125
2020	$1.10	$1.23	51,808
TIAA-CREF Lifecycle 2030 Fund Institutional Class – 06-36P
Band 125
2020	$1.10	$1.24	544,761
2019	0.92	1.10	396,050
2018	1.00 (04/26/18)	0.92	382,324
TIAA-CREF Lifecycle 2035 Fund Institutional Class – 06-36R
Band 125
2020	$1.10	$1.26	616,260
2019	0.91	1.10	503,729
2018	1.00 (04/26/18)	0.91	458,559
TIAA-CREF Lifecycle 2040 Fund Institutional Class – 06-36T
Band 125
2020	$1.10	$1.27	418,019
2019	0.90	1.10	333,172
2018	1.00 (04/26/18)	0.90	292,937
TIAA-CREF Lifecycle 2045 Fund Institutional Class – 06-36V
Band 125
2020	$1.10	$1.28	46,727
2019	0.89	1.10	16,907
2018	1.00 (04/26/18)	0.89	358

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle 2050 Fund Institutional Class – 06-36W
Band 125
2020	$1.10	$1.28	119,205
2019	0.89	1.10	37,573
2018	1.00 (04/26/18)	0.89	30,773
TIAA-CREF Lifecycle 2055 Fund Institutional Class – 06-37C
Band 125
2020	$1.11	$1.28	88,616
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class – 06-FHF
Band 125
2020	$1.20	$1.32	3,390,736
2019	1.05	1.20	4,788,490
2018	1.09	1.05	4,501,498
2017	1.00	1.09	1,423,831
Band 75
2020	$1.22	$1.35	441,859
2019	1.06	1.22	462,692
2018	1.10	1.06	420,011
Band 0
2020	$1.24	$1.39	306,044
2019	1.08	1.24	182,862
2018	1.11	1.08	456,908
2017	1.00	1.11	459,902
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class – 06-032
Band 125
2020	$1.29	$1.42	5,218,649
2019	1.13	1.29	5,101,666
2018	1.19	1.13	4,857,704
2017	1.08	1.19	8,910,172
2016	1.04	1.08	9,926,890
2015	1.06	1.04	6,503,068
2014	1.01	1.06	4,115,312
Band 0
2020	$1.39	$1.56	242,099
2019	1.21	1.39	686,600
2018	1.25	1.21	605,281
2017	1.13	1.25	558,647
2016	1.07	1.13	662,197
2015	1.07	1.07	92,313
2014	1.01	1.07	20,236
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class – 06-FHG
Band 125
2020	$1.22	$1.35	12,365,248
2019	1.05	1.22	14,307,491
2018	1.10	1.05	13,615,633
2017	1.00	1.10	5,456,536
Band 75
2020	$1.23	$1.38	342,089
2019	1.07	1.23	340,623
2018	1.11	1.07	399,431

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.26	$1.42	1,844,976
2019	1.08	1.26	2,157,266
2018	1.12	1.08	2,361,275
2017	1.00	1.12	2,619,706
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class – 06-033
Band 125
2020	$1.32	$1.46	9,477,507
2019	1.15	1.32	10,982,617
2018	1.21	1.15	11,546,726
2017	1.09	1.21	20,284,736
2016	1.04	1.09	21,336,125
2015	1.06	1.04	15,693,344
2014	1.01	1.06	9,793,971
Band 0
2020	$1.43	$1.60	382,462
2019	1.23	1.43	1,148,051
2018	1.27	1.23	1,349,988
2017	1.13	1.27	1,561,989
2016	1.07	1.13	1,690,225
2015	1.07	1.07	216,797
2014	1.01	1.07	46,822
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class – 06-FHH
Band 125
2020	$1.24	$1.38	42,833,794
2019	1.06	1.24	45,712,090
2018	1.12	1.06	44,016,497
2017	1.00	1.12	16,090,236
Band 75
2020	$1.26	$1.41	1,454,548
2019	1.07	1.26	2,095,066
2018	1.12	1.07	2,261,273
Band 0
2020	$1.29	$1.45	9,861,277
2019	1.09	1.29	12,306,498
2018	1.13	1.09	12,700,014
2017	1.00	1.13	14,867,133
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class – 06-034
Band 125
2020	$1.36	$1.51	31,834,866
2019	1.17	1.36	37,535,232
2018	1.23	1.17	33,073,191
2017	1.10	1.23	51,802,955
2016	1.05	1.10	54,560,898
2015	1.06	1.05	39,100,828
2014	1.01	1.06	20,341,665

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.46	$1.65	1,089,383
2019	1.24	1.46	5,142,850
2018	1.30	1.24	5,531,006
2017	1.14	1.30	6,272,772
2016	1.07	1.14	6,192,384
2015	1.08	1.07	329,052
2014	1.02	1.08	63,257
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class – 06-FHJ
Band 125
2020	$1.26	$1.42	50,141,305
2019	1.07	1.26	53,023,599
2018	1.13	1.07	44,244,016
2017	1.00	1.13	14,338,194
Band 75
2020	$1.28	$1.45	3,052,764
2019	1.08	1.28	3,023,508
2018	1.14	1.08	2,947,658
Band 0
2020	$1.31	$1.50	12,472,071
2019	1.10	1.31	12,530,626
2018	1.15	1.10	11,646,238
2017	1.00	1.15	11,523,554
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class – 06-035
Band 125
2020	$1.40	$1.57	46,883,345
2019	1.19	1.40	50,636,380
2018	1.26	1.19	46,118,754
2017	1.11	1.26	57,702,098
2016	1.05	1.11	53,160,383
2015	1.07	1.05	31,512,437
2014	1.02	1.07	16,444,515
Band 0
2020	$1.51	$1.71	851,259
2019	1.26	1.51	6,879,426
2018	1.33	1.26	7,089,241
2017	1.15	1.33	6,815,783
2016	1.08	1.15	6,658,617
2015	1.08	1.08	240,826
2014	1.02	1.08	44,003
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class – 06-FHK
Band 125
2020	$1.29	$1.46	60,680,519
2019	1.08	1.29	55,451,260
2018	1.15	1.08	47,086,306
2017	0.99	1.15	14,100,162
Band 75
2020	$1.31	$1.49	1,897,659
2019	1.09	1.31	2,021,202
2018	1.16	1.09	2,171,629

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.34	$1.54	12,834,062
2019	1.11	1.34	13,155,904
2018	1.16	1.11	12,235,218
2017	1.00	1.16	11,411,839
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class – 06-036
Band 125
2020	$1.44	$1.63	41,204,206
2019	1.21	1.44	44,741,688
2018	1.29	1.21	37,042,254
2017	1.12	1.29	52,413,282
2016	1.05	1.12	47,649,107
2015	1.07	1.05	29,433,683
2014	1.02	1.07	16,053,227
Band 0
2020	$1.55	$1.78	1,552,802
2019	1.29	1.55	6,973,480
2018	1.36	1.29	6,461,940
2017	1.16	1.36	5,608,971
2016	1.08	1.16	4,829,303
2015	1.09	1.08	244,744
2014	1.02	1.09	35,942
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class – 06-FHM
Band 125
2020	$1.32	$1.50	45,529,488
2019	1.09	1.32	44,405,970
2018	1.17	1.09	34,517,626
2017	0.99	1.17	8,029,058
Band 75
2020	$1.34	$1.54	2,668,791
2019	1.10	1.34	2,593,523
2018	1.17	1.10	2,498,226
Band 0
2020	$1.37	$1.58	7,459,301
2019	1.11	1.37	6,827,516
2018	1.18	1.11	6,148,915
2017	1.00	1.18	5,765,793
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class – 06-037
Band 125
2020	$1.48	$1.69	37,730,792
2019	1.22	1.48	39,440,147
2018	1.32	1.22	34,327,450
2017	1.13	1.32	44,581,005
2016	1.05	1.13	40,189,949
2015	1.08	1.05	21,022,037
2014	1.02	1.08	9,025,589

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.60	$1.84	1,126,523
2019	1.30	1.60	7,545,368
2018	1.39	1.30	7,036,898
2017	1.17	1.39	6,480,819
2016	1.08	1.17	5,374,989
2015	1.09	1.08	170,385
2014	1.02	1.09	28,731
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class – 06-FHN
Band 125
2020	$1.34	$1.54	49,105,319
2019	1.09	1.34	43,968,539
2018	1.18	1.09	33,800,396
2017	0.99	1.18	10,166,945
Band 75
2020	$1.36	$1.57	1,196,948
2019	1.10	1.36	1,190,675
2018	1.19	1.10	1,172,877
Band 0
2020	$1.40	$1.62	8,040,979
2019	1.12	1.40	7,880,176
2018	1.20	1.12	7,561,373
2017	0.99	1.20	7,178,202
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class – 06-038
Band 125
2020	$1.52	$1.74	30,960,912
2019	1.24	1.52	32,514,846
2018	1.34	1.24	29,066,225
2017	1.13	1.34	38,310,538
2016	1.05	1.13	32,831,272
2015	1.08	1.05	19,444,398
2014	1.02	1.08	8,245,580
Band 0
2020	$1.64	$1.90	670,517
2019	1.32	1.64	6,424,643
2018	1.41	1.32	6,431,351
2017	1.18	1.41	5,868,082
2016	1.08	1.18	5,019,572
2015	1.09	1.08	133,942
2014	1.03	1.09	23,628
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class – 06-FHP
Band 125
2020	$1.36	$1.57	35,984,051
2019	1.09	1.36	30,532,182
2018	1.19	1.09	22,573,963
2017	0.99	1.19	6,557,021
Band 75
2020	$1.38	$1.60	774,384
2019	1.10	1.38	722,144
2018	1.20	1.10	695,914

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.41	$1.65	4,803,782
2019	1.12	1.41	5,218,275
2018	1.21	1.12	4,774,790
2017	0.99	1.21	3,965,836
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class – 06-039
Band 125
2020	$1.54	$1.77	24,124,991
2019	1.24	1.54	25,506,871
2018	1.35	1.24	22,740,864
2017	1.13	1.35	27,305,715
2016	1.05	1.13	21,727,626
2015	1.08	1.05	11,183,002
2014	1.02	1.08	4,758,267
Band 0
2020	$1.66	$1.94	533,813
2019	1.32	1.66	5,430,828
2018	1.43	1.32	4,868,954
2017	1.18	1.43	4,297,539
2016	1.08	1.18	3,543,099
2015	1.09	1.08	85,300
2014	1.02	1.09	14,306
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class – 06-FHR
Band 125
2020	$1.36	$1.58	31,382,847
2019	1.09	1.36	26,112,989
2018	1.19	1.09	18,522,783
2017	0.99	1.19	5,015,394
Band 75
2020	$1.38	$1.61	399,691
2019	1.11	1.38	359,621
2018	1.20	1.11	344,470
Band 0
2020	$1.42	$1.66	7,847,273
2019	1.12	1.42	7,239,563
2018	1.21	1.12	6,519,884
2017	0.99	1.21	6,001,552
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class – 06-040
Band 125
2020	$1.55	$1.79	23,365,253
2019	1.25	1.55	23,536,393
2018	1.36	1.25	21,121,581
2017	1.14	1.36	22,956,330
2016	1.05	1.14	16,211,298
2015	1.08	1.05	8,692,706
2014	1.02	1.08	3,019,431

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.67	$1.95	323,460
2019	1.33	1.67	4,525,166
2018	1.43	1.33	3,990,419
2017	1.18	1.43	3,196,202
2016	1.08	1.18	2,412,374
2015	1.09	1.08	69,014
2014	1.03	1.09	12,081
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class – 06-FHT
Band 125
2020	$1.37	$1.58	19,322,940
2019	1.10	1.37	15,376,204
2018	1.19	1.10	10,115,332
2017	0.99	1.19	2,991,505
Band 75
2020	$1.39	$1.62	217,595
2019	1.11	1.39	173,333
2018	1.20	1.11	156,067
Band 0
2020	$1.42	$1.67	3,087,930
2019	1.12	1.42	2,643,774
2018	1.21	1.12	2,150,667
2017	0.99	1.21	1,632,438
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class – 06-041
Band 125
2020	$1.56	$1.80	13,503,459
2019	1.25	1.56	12,172,345
2018	1.37	1.25	10,326,777
2017	1.14	1.37	10,517,811
2016	1.05	1.14	6,953,045
2015	1.08	1.05	2,991,093
2014	1.02	1.08	965,288
Band 0
2020	$1.68	$1.96	322,996
2019	1.33	1.68	4,392,439
2018	1.44	1.33	3,756,154
2017	1.18	1.44	2,715,068
2016	1.08	1.18	1,663,303
2015	1.09	1.08	47,438
2014	1.02	1.09	4,078
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class – 06-FHV
Band 125
2020	$1.37	$1.59	6,249,724
2019	1.10	1.37	3,958,216
2018	1.20	1.10	1,921,037
2017	0.99	1.20	303,541
Band 75
2020	$1.39	$1.62	30,176
2019	1.11	1.39	19,854
2018	1.20	1.11	13,236

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.42	$1.67	1,021,319
2019	1.13	1.42	794,736
2018	1.21	1.13	468,306
2017	0.99	1.21	416,756
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class – 06-CMV
Band 125
2020	$1.49	$1.72	4,295,940
2019	1.19	1.49	3,104,489
2018	1.30	1.19	1,770,718
2017	1.08	1.30	1,109,081
2016	1.00 (05/12/16)	1.08	159,420
Band 0
2020	$1.55	$1.82	131,041
2019	1.23	1.55	1,710,716
2018	1.33	1.23	1,075,225
2017	1.09	1.33	451,362
2016	1.00 (05/12/16)	1.09	81,599
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class – 06-FHW
Band 125
2020	$1.19	$1.32	4,738,510
2019	1.05	1.19	4,707,392
2018	1.09	1.05	3,905,110
2017	1.00	1.09	1,109,081
Band 75
2020	$1.21	$1.35	32,655
2019	1.06	1.21	38,388
2018	1.09	1.06	48,706
Band 0
2020	$1.24	$1.39	738,159
2019	1.07	1.24	766,844
2018	1.10	1.07	794,198
2017	1.00	1.10	857,986
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class – 06-042
Band 125
2020	$1.28	$1.41	2,956,276
2019	1.12	1.28	3,965,592
2018	1.17	1.12	4,430,133
2017	1.08	1.17	6,219,504
2016	1.04	1.08	5,865,401
2015	1.05	1.04	3,194,317
2014	1.01	1.05	1,665,953
Band 0
2020	$1.38	$1.54	–
2019	1.20	1.38	1,263,530
2018	1.23	1.20	1,311,703
2017	1.12	1.23	1,335,655
2016	1.06	1.12	1,550,697

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Retirement Income Fund Inst Class – 06-36X
Band 125
2020	$1.09	$1.20	24,231
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class – 06-3CK
Band 125
2020	$1.08	$1.27	399,208
2019	0.85	1.08	244,123
TIAA-CREF Lifestyle Conservative Fund Institutional Class – 06-3CG
Band 125
2020	$1.08	$1.20	182,912
2019	0.95	1.08	163,646
TIAA-CREF Lifestyle Growth Fund Institutional Class – 06-3CJ
Band 125
2020	$1.08	$1.26	152,812
TIAA-CREF Lifestyle Moderate Fund Institutional Class – 06-3CH
Band 125
2020	$1.09	$1.24	81,796
TIAA-CREF Mid-Cap Growth Fund Retirement Class – 06-944
Band 125
2020	$1.51	$2.16	155,570
2019	1.15	1.51	178,098
2018	1.27	1.15	475,164
2017	1.02	1.27	1,297,323
2016	1.02	1.02	1,590,919
2015	1.00 (01/15/15)	1.02	40,321
TIAA-CREF Real Estate Securities Fund Institutional Class – 06-3MH
Band 125
2020	$1.26	$1.26	195,608
2019	0.98	1.26	57,421
TIAA-CREF Core Impact Bd Institutional Class – 06-GCW (formerly TIAA-CREF Social Choice Bond Fund Institutional Class)
Band 125
2020	$1.07	$1.14	690,898
2019	0.99	1.07	605,943
2018	1.00	0.99	501,146
2017	1.00 (06/22/17)	1.00	43,048
TIAA-CREF Core Impact Bd R Class – 06-CNK (formerly TIAA-CREF Social Choice Bond Fund R Class)
Band 125
2020	$1.07	$1.14	50,984
2019	1.00	1.07	602
2018	1.01	1.00	34,849
2017	0.98	1.01	1,875
2016	1.00 (05/12/16)	0.98	572
TIAA-CREF Social Choice Equity Fund Institutional Class – 06-GCX
Band 125
2020	$1.33	$1.58	2,453,884
2019	1.02	1.33	3,785,364
2018	1.10	1.02	2,235,639
2017	1.00 (06/22/17)	1.10	182,986

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Social Choice Equity Fund Retirement Class – 06-432
Band 125
2020	$2.88	$3.42	400,161
2019	2.22	2.88	751,622
2018	2.39	2.22	1,195,655
2017	2.01	2.39	1,504,250
2016	1.79	2.01	1,610,837
2015	1.87	1.79	1,699,853
2014	1.70	1.87	1,207,433
2013	1.29	1.70	744,293
2012	1.15	1.29	506,680
2011	1.16	1.15	294,583
TIAA-CREF Social Choice International Equity Fund Institutional Class – 06-GCY
Band 125
2020	$1.13	$1.23	130,607
2019	0.93	1.13	146,469
2018	1.09	0.93	98,501
2017	1.00 (06/22/17)	1.09	6,550
Timothy Plan Conservative Growth Fund A Class – 06-339
Band 125
2020	$1.15	$1.22	185,101
2019	1.01	1.15	178,968
2018	1.13	1.01	213,305
2017	1.06	1.13	183,115
2016	1.02	1.06	179,987
2015	1.07	1.02	156,954
2014	1.06	1.07	124,607
2013	0.98	1.06	108,499
2012	0.93	0.98	159,809
2011	0.93	0.93	105,756
Timothy Plan Strategic Growth Fund A Class – 06-341
Band 125
2020	$1.10	$1.17	54,489
2019	0.94	1.10	62,619
2018	1.08	0.94	147,245
2017	0.98	1.08	153,792
2016	0.95	0.98	140,020
2015	1.01	0.95	126,142
2014	1.01	1.01	113,200
2013	0.87	1.01	105,444
2012	0.80	0.87	123,342
2011	0.84	0.80	108,068
Touchstone Flexible Income Fund A Class – 06-703
Band 125
2020	$1.19	$1.27	46,176
2019	1.11	1.19	46,283
2018	1.15	1.11	60,951
2017	1.09	1.15	178,006
2016	1.07	1.09	190,755
2015	1.06	1.07	221,888
2014	1.00	1.06	238,543
2013	1.01	1.00	224,067
2012	1.00 (09/07/12)	1.01	231,071

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$1.22	$1.30	4,097
2019	1.13	1.22	4,323
2018	1.16	1.13	4,562
2017	1.10	1.16	110,071
2016	1.08	1.10	112,535
2015	1.06	1.08	6,795
2014	1.00	1.06	5,868
Touchstone Focused Fund A Class – 06-619
Band 125
2020	$2.22	$2.73	182,197
2019	1.77	2.22	191,565
2018	1.95	1.77	179,301
2017	1.73	1.95	142,381
2016	1.57	1.73	280,947
2015	1.54	1.57	326,719
2014	1.47	1.54	292,792
2013	1.07	1.47	337,730
2012	1.00 (04/12/12)	1.07	288,450
Band 100
2020	$2.27	$2.79	116,996
2019	1.80	2.27	148,209
2018	1.97	1.80	163,774
2017	1.75	1.97	257,127
2016	1.58	1.75	286,719
2015	1.55	1.58	357,744
2014	1.47	1.55	357,083
2013	1.07	1.47	841
Touchstone Focused Fund Y Class – 06-624
Band 125
2020	$2.27	$2.80	32,147
2019	1.81	2.27	70,146
2018	1.98	1.81	73,580
2017	1.75	1.98	67,368
2016	1.59	1.75	68,348
2015	1.55	1.59	398,110
Touchstone Growth Opportunities Fund A Class – 06-699
Band 125
2020	$2.45	$3.22	73,686
2019	1.75	2.45	80,296
2018	1.85	1.75	101,651
2017	1.47	1.85	99,118
2016	1.47	1.47	99,562
2015	1.53	1.47	106,127
2014	1.38	1.53	102,923
2013	1.01	1.38	117,328
2012	1.00 (09/07/12)	1.01	130,402

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2020	$2.50	$3.29	16,864
2019	1.78	2.50	16,864
2018	1.88	1.78	40,732
2017	1.48	1.88	44,470
2016	1.49	1.48	48,515
2015	1.54	1.49	58,996
2014	1.39	1.54	40,556
Touchstone Mid Cap Growth Fund Institutional Class – 06-GPJ
Band 125
2020	$1.36	$1.71	1,803
2019	0.97	1.36	1,066
2018	1.02	0.97	359
Touchstone Sustainability and Impact Equity Fund A Class – 06-701
Band 125
2020	$1.81	$2.05	10,155
2019	1.51	1.81	10,650
2018	1.70	1.51	10,655
2017	1.37	1.70	10,934
2016	1.32	1.37	13,426
2015	1.34	1.32	33,215
2014	1.23	1.34	12,811
2013	0.96	1.23	12,819
2012	1.00 (09/07/12)	0.96	12,448
Band 100
2020	$1.84	$2.09	7,684
2019	1.54	1.84	7,733
2018	1.72	1.54	7,784
2017	1.38	1.72	7,960
2016	1.34	1.38	3,423
2015	1.35	1.34	2,012
2014	1.23	1.35	48,045
Touchstone Value Fund A Class – 06-702
Band 125
2020	$1.99	$2.03	16,003
2019	1.61	1.99	17,016
2018	1.73	1.61	16,525
2017	1.53	1.73	495,899
2016	1.37	1.53	563,383
2015	1.42	1.37	758,382
2014	1.30	1.42	820,842
2013	1.00	1.30	356,371
2012	1.00 (09/07/12)	1.00	291,302
Band 100
2020	$2.03	$2.07	491
2019	1.63	2.03	491
2018	1.75	1.63	492
2017	1.55	1.75	–
2016	1.39	1.55	–
2015	1.43	1.39	2,043
2014	1.30	1.43	15,028

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard 500 Index Fund Admiral Class – 06-FHY
Band 125
2020	$1.47	$1.72	50,816,161
2019	1.13	1.47	46,937,094
2018	1.20	1.13	43,376,272
2017	1.00	1.20	12,859,566
Band 0
2020	$1.53	$1.81	6,691,533
2019	1.16	1.53	7,313,609
2018	1.22	1.16	7,915,290
2017	1.00	1.22	8,190,433
Vanguard Balanced Index Fund Admiral Class – 06-FJC
Band 125
2020	$1.29	$1.49	7,349,163
2019	1.07	1.29	7,251,842
2018	1.12	1.07	4,485,250
2017	1.00	1.12	712,960
Band 100
2020	$1.30	$1.50	4,013
Vanguard Developed Markets Index Fund Admiral Class – 06-FJF
Band 125
2020	$1.27	$1.38	6,118,591
2019	1.05	1.27	4,940,474
2018	1.24	1.05	4,584,876
2017	1.00	1.24	2,659,013
Band 75
2020	$1.29	$1.41	56,947
Vanguard Dividend Growth Fund Investor Shares Inv Class – 06-4CY
Band 125
2020	$1.04	$1.16	77,822
Vanguard Emerging Markets Stock Index Fund Admiral Class – 06-FJG
Band 125
2020	$1.27	$1.45	1,242,067
2019	1.07	1.27	1,509,061
2018	1.27	1.07	1,254,158
2017	0.98	1.27	672,668
Vanguard Energy Fund Admiral Class – 06-FJH
Band 125
2020	$0.92	$0.63	527,888
2019	0.83	0.92	318,870
2018	1.01	0.83	284,094
2017	0.99	1.01	383,747
Vanguard Equity Income Fund Admiral Class – 06-FJJ
Band 125
2020	$1.36	$1.38	8,110,572
2019	1.10	1.36	7,562,824
2018	1.18	1.10	9,468,134
2017	1.00	1.18	2,083,837

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Explorer Fund Admiral Class – 06-FJK
Band 125
2020	$1.48	$1.92	6,268,658
2019	1.14	1.48	6,075,585
2018	1.18	1.14	2,740,173
2017	0.97	1.18	1,596,055
Vanguard Extended Market Index Fund Admiral Class – 06-FJM
Band 125
2020	$1.29	$1.69	790,998
2019	1.02	1.29	3,344,619
2018	1.14	1.02	3,404,694
2017	0.98	1.14	59,790
Vanguard Financials Idx Admiral Class – 06-4G7
Band 125
2020	$1.00 (01/24/20)	$0.97	52,351
Vanguard FTSE All-World ex-US Index Fund Admiral Class – 06-3CC
Band 125
2020	$1.01	$1.12	14,930
2019	0.85	1.01	7,616
Vanguard FTSE Social Index Fund Admiral Class – 06-3WM
Band 125
2020	$1.12	$1.36	203,184
2019	1.00 (04/25/19)	1.12	114,630
Vanguard GNMA Fund Admiral Class – 06-GFM
Band 125
2020	$1.04	$1.07	1,404,268
2019	1.00	1.04	1,759,282
2018	1.00	1.00	1,746,025
2017	1.00 (07/21/17)	1.00	406,643
Vanguard Growth and Inc Adm Inst Class – 06-4MV
Band 125
2020	$1.00 (06/26/20)	$1.22	88,608
Vanguard Growth Index Fund Admiral Class – 06-FJN
Band 125
2020	$1.62	$2.25	3,197,574
2019	1.20	1.62	2,694,700
2018	1.26	1.20	2,518,797
2017	0.99	1.26	1,424,761
Vanguard Health Care Fund Admiral Class – 06-FJP
Band 125
2020	$1.46	$1.63	393,954
2019	1.20	1.46	462,713
2018	1.20	1.20	493,117
2017	1.02	1.20	433,106

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard High-Yield Corporate Fund Admiral Class – 06-FJR
Band 125
2020	$1.17	$1.22	2,293,383
2019	1.02	1.17	2,040,213
2018	1.06	1.02	1,964,984
2017	1.01	1.06	1,659,104
Band 0
2020	$1.21	$1.28	675,537
2019	1.05	1.21	1,002,716
2018	1.08	1.05	871,186
2017	1.01	1.08	684,490
Vanguard Inflation-Protected Securities Fund Admiral Class – 06-GFC
Band 125
2020	$1.05	$1.15	1,083,633
2019	0.98	1.05	948,995
2018	1.01	0.98	355,006
Vanguard Info Tech Idx Admiral Class – 06-4G9
Band 125
2020	$1.00 (01/24/20)	$1.35	24,500
Vanguard Intermediate-Term Bond Index Fund Admiral Class – 06-FJT
Band 125
2020	$1.10	$1.19	4,267,091
2019	1.01	1.10	3,094,287
2018	1.02	1.01	1,935,494
2017	1.00	1.02	882,070
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class – 06-FJV
Band 125
2020	$1.10	$1.20	370,458
2019	1.01	1.10	278,667
2018	1.03	1.01	340,067
2017	1.00	1.03	230,691
Vanguard Intermediate-Term Treasury Fund Admiral Class – 06-FJW
Band 125
2020	$1.05	$1.12	1,818,570
2019	1.00	1.05	2,469,928
2018	1.00	1.00	1,064,197
2017	1.00	1.00	137,991
Vanguard Intermediate-Term Treasury Index Fund Admiral Class – 06-3C9
Band 125
2020	$1.08	$1.15	96,772
2019	1.03	1.08	86,266
2018	1.00 (05/17/18)	1.03	74,050
Vanguard International Growth Fund Admiral Class – 06-3F6
Band 125
2020	$1.07	$1.68	3,680,150
2019	0.82	1.07	1,796,697
2018	1.00 (06/21/18)	0.82	10,394

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard LifeStrategy Conservative Growth Fund Investor Class – 06-FJX
Band 125
2020	$1.20	$1.32	3,008,213
2019	1.05	1.20	508,651
2018	1.09	1.05	334,517
2017	1.00	1.09	150,468
Vanguard LifeStrategy Growth Fund Investor Class – 06-FJY
Band 125
2020	$1.31	$1.49	8,242,614
2019	1.08	1.31	2,370,494
2018	1.17	1.08	1,064,497
2017	1.00	1.17	339,546
Vanguard LifeStrategy Income Fund Investor Class – 06-FKC
Band 125
2020	$1.14	$1.23	485,931
2019	1.03	1.14	8,239
2018	1.06	1.03	6,111
2017	1.00	1.06	5,896
Vanguard LifeStrategy Moderate Growth Fund Investor Class – 06-FKF
Band 125
2020	$1.25	$1.41	9,529,886
2019	1.06	1.25	5,350,699
2018	1.13	1.06	3,910,336
2017	1.00	1.13	1,396,024
Vanguard Long-Term Investment-Grade Fund Admiral Class – 06-GJY
Band 125
2020	$1.14	$1.30	84,109
2019	0.95	1.14	88,026
Vanguard Materials Index Fund Admiral Class – 06-FKG
Band 125
2020	$1.17	$1.38	16,980
2019	0.96	1.17	8,223
2018	1.18	0.96	3,681
2017	0.96	1.18	5,790
Vanguard Mid-Cap Growth Fund Investor Class – 06-FKH
Band 125
2020	$1.47	$1.93	2,508,905
2019	1.13	1.47	4,769,032
2018	1.18	1.13	6,503,103
2017	0.98	1.18	5,289,853
Vanguard Mid-Cap Growth Index Fund Admiral Class – 06-3YP
Band 125
2020	$1.06	$1.41	101,412
Vanguard Mid-Cap Index Fund Admiral Class – 06-FKJ
Band 125
2020	$1.34	$1.56	28,312,996
2019	1.03	1.34	24,235,039
2018	1.15	1.03	14,522,039
2017	0.98	1.15	6,292,135

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.39	$1.64	4,210,666
2019	1.06	1.39	4,796,709
2018	1.17	1.06	4,947,717
2017	0.98	1.17	5,386,113
Vanguard Mid-Cap Value Index Fund Admiral Class – 06-3YN
Band 125
2020	$1.08	$1.10	481,137
2019	1.00 (06/27/19)	1.08	145,337
Vanguard REIT Index Fund Admiral Class – 06-FKK
Band 125
2020	$1.24	$1.17	2,929,099
2019	0.97	1.24	3,498,274
2018	1.05	0.97	1,714,663
2017	1.01	1.05	912,306
Vanguard Selected Value Fund Investor Class – 06-FKM
Band 125
2020	$1.17	$1.23	2,727,099
2019	0.92	1.17	4,492,086
2018	1.16	0.92	6,142,100
2017	0.98	1.16	1,970,250
Band 75
2020	$1.19	$1.25	96,003
2019	0.93	1.19	181,548
2018	1.16	0.93	168,371
Vanguard Short Term Federal Fund Investor Class – 06-305
Band 125
2020	$1.86	$1.92	349,833
2019	1.81	1.86	278,632
2018	1.81	1.81	521,229
2017	1.82	1.81	646,949
2016	1.83	1.82	721,172
2015	1.83	1.83	1,371,210
2014	1.84	1.83	1,206,193
2013	1.87	1.84	1,455,147
2012	1.86	1.87	1,861,464
2011	1.84	1.86	1,646,475
Vanguard Small-Cap Growth Index Fund Admiral Class – 06-FKP
Band 125
2020	$1.43	$1.91	5,769,842
2019	1.09	1.43	7,263,196
2018	1.17	1.09	7,759,673
2017	0.97	1.17	5,404,455
Vanguard Small-Cap Index Fund Admiral Class – 06-FKR
Band 125
2020	$1.26	$1.49	17,156,874
2019	1.00	1.26	16,740,993
2018	1.12	1.00	12,801,005
2017	0.98	1.12	4,709,707

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2020	$1.31	$1.56	1,153,719
2019	1.03	1.31	1,327,890
2018	1.14	1.03	1,225,182
2017	0.98	1.14	1,239,308
Vanguard Small-Cap Value Index Fund Admiral Class – 06-FKN
Band 125
2020	$1.14	$1.19	2,005,962
2019	0.94	1.14	2,267,816
2018	1.08	0.94	2,084,142
2017	0.98	1.08	560,914
Band 100
2020	$1.15	$1.20	984
Vanguard Target Retirement 2015 Fund Investor Class – 06-FKV
Band 125
2020	$1.19	$1.30	1,492,997
2019	1.05	1.19	1,489,673
2018	1.10	1.05	1,262,204
2017	1.00	1.10	514,363
Vanguard Target Retirement 2020 Fund Investor Class – 06-FKW
Band 125
2020	$1.23	$1.37	8,566,917
2019	1.06	1.23	6,438,073
2018	1.12	1.06	4,456,050
2017	1.00	1.12	2,002,485
Vanguard Target Retirement 2025 Fund Investor Class – 06-FKX
Band 125
2020	$1.26	$1.41	11,060,733
2019	1.07	1.26	8,854,661
2018	1.14	1.07	6,536,052
2017	1.00	1.14	3,503,169
Vanguard Target Retirement 2030 Fund Investor Class – 06-FKY
Band 125
2020	$1.28	$1.45	11,984,294
2019	1.07	1.28	10,335,483
2018	1.16	1.07	8,090,540
2017	1.00	1.16	2,675,263
Vanguard Target Retirement 2035 Fund Investor Class – 06-FMC
Band 125
2020	$1.31	$1.48	8,834,313
2019	1.08	1.31	5,851,261
2018	1.17	1.08	4,386,521
2017	0.99	1.17	2,011,083
Vanguard Target Retirement 2040 Fund Investor Class – 06-FMF
Band 125
2020	$1.33	$1.51	8,333,149
2019	1.09	1.33	6,478,622
2018	1.19	1.09	5,479,772
2017	0.99	1.19	1,634,082

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Target Retirement 2045 Fund Investor Class – 06-FMG
Band 125
2020	$1.34	$1.54	7,319,963
2019	1.08	1.34	4,588,280
2018	1.19	1.08	3,361,256
2017	0.99	1.19	1,086,929
Vanguard Target Retirement 2050 Fund Investor Class – 06-FMH
Band 125
2020	$1.34	$1.54	5,683,990
2019	1.08	1.34	3,724,793
2018	1.19	1.08	2,553,853
2017	0.99	1.19	875,359
Vanguard Target Retirement 2055 Fund Investor Class – 06-FMJ
Band 125
2020	$1.34	$1.54	3,417,316
2019	1.08	1.34	1,585,704
2018	1.19	1.08	1,693,385
2017	0.99	1.19	1,028,951
Vanguard Target Retirement 2060 Fund Investor Class – 06-FMK
Band 125
2020	$1.34	$1.54	1,001,177
2019	1.08	1.34	621,601
2018	1.19	1.08	255,158
2017	0.99	1.19	72,958
Vanguard Target Retirement 2065 Fund Investor Class – 06-34V
Band 125
2020	$1.10	$1.27	22,522
2019	0.89	1.10	5,436
2018	1.00 (03/15/18)	0.89	401
Vanguard Target Retirement Income Fund Investor Class – 06-FMM
Band 125
2020	$1.16	$1.26	1,453,401
2019	1.04	1.16	1,291,148
2018	1.07	1.04	1,566,844
2017	1.00	1.07	1,207,268
Vanguard Total Bond Market Index Fund Admiral Class – 06-FMN
Band 125
2020	$1.08	$1.15	7,051,495
2019	1.01	1.08	5,587,645
2018	1.02	1.01	6,397,233
2017	1.00	1.02	4,568,923
Band 0
2020	$1.13	$1.21	1,620,537
2019	1.04	1.13	1,154,220
2018	1.04	1.04	965,137
2017	1.00	1.04	879,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Total International Bond Index Fund Admiral Class – 06-FMP
Band 125
2020	$1.10	$1.14	92,330
2019	1.03	1.10	83,795
2018	1.02	1.03	99,619
2017	1.01	1.02	12,543
Vanguard Total International Stock Index Fund Admiral Class – 06-FMR
Band 125
2020	$1.27	$1.39	9,561,371
2019	1.06	1.27	9,604,733
2018	1.25	1.06	5,506,280
2017	0.99	1.25	1,224,928
Band 0
2020	$1.32	$1.47	683,882
2019	1.08	1.32	499,602
2018	1.27	1.08	310,343
2017	0.99	1.27	167,150
Vanguard Total Stock Market Index Fund Admiral Class – 06-FMT
Band 125
2020	$1.44	$1.72	4,941,987
2019	1.11	1.44	5,372,973
2018	1.19	1.11	2,536,354
2017	0.99	1.19	1,063,135
Band 75
2020	$1.46	$1.75	1,324,963
2019	1.13	1.46	1,499,137
2018	1.20	1.13	1,630,638
Vanguard U.S Growth Fund Admiral Class – 06-FMV
Band 125
2020	$1.69	$2.64	1,625,789
2019	1.28	1.69	837,812
2018	1.29	1.28	603,290
2017	0.99	1.29	24,274
Vanguard Value Index Fund Admiral Class – 06-FMW
Band 125
2020	$1.34	$1.35	1,762,207
2019	1.08	1.34	1,948,880
2018	1.15	1.08	1,481,742
2017	1.00	1.15	3,469
Band 100
2020	$1.35	$1.37	2,357

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard VIF Small Company Growth Portfolio – 06-119
Band 125
2020	$3.13	$3.80	13,787,716
2019	2.47	3.13	14,355,208
2018	2.70	2.47	18,347,579
2017	2.21	2.70	18,574,504
2016	1.95	2.21	21,269,036
2015	2.03	1.95	21,300,346
2014	1.99	2.03	21,190,812
2013	1.37	1.99	21,045,628
2012	1.21	1.37	17,826,702
2011	1.21	1.21	16,391,562
Band 0
2020	$3.52	$4.34	93,021
2019	2.75	3.52	709,001
2018	2.97	2.75	588,729
2017	2.40	2.97	423,897
2016	2.09	2.40	280,558
2015	2.15	2.09	15,949
2014	2.08	2.15	367
Vanguard Wellesley Income Fund Admiral Class – 06-GCT
Band 125
2020	$1.15	$1.23	718,041
2019	1.00	1.15	230,396
2018	1.04	1.00	67,720
2017	1.00 (07/21/17)	1.04	47,622
Vanguard Wellington Fund Admiral Class – 06-GFF
Band 125
2020	$1.24	$1.36	1,403,932
2019	1.02	1.24	1,646,260
2018	1.07	1.02	1,626,302
2017	1.00 (06/22/17)	1.07	1,567,137
Victory Integrity Small-Cap Value Fund R6 Class – 06-3JN
Band 125
2020	$0.95	$0.95	7,876
Victory RS Small Cap Growth Fund R6 Class – 06-33C
Band 125
2020	$1.18	$1.61	253,640
2019	0.86	1.18	252,084
2018	1.00 (02/22/18)	0.86	20,859
Victory Sophus Emerging Markets Fund R6 Class – 06-3R9
Band 125
2020	$1.20	$1.39	879
2019	0.98	1.20	354

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Victory Sycamore Established Value Fund A Class – 06-581
Band 125
2020	$2.37	$2.52	2,264,634
2019	1.87	2.37	2,307,248
2018	2.11	1.87	3,394,223
2017	1.85	2.11	3,607,733
2016	1.55	1.85	2,099,007
2015	1.56	1.55	299,995
2014	1.41	1.56	18,251
2013	1.06	1.41	55
Band 0
2020	$2.61	$2.81	6,185
2019	2.03	2.61	5,617
2018	2.26	2.03	5,564
2017	1.96	2.26	4,607
2016	1.62	1.96	3,440
2015	1.61	1.62	2,209
2014	1.44	1.61	1,120
Victory Sycamore Established Value Fund R Class – 06-583
Band 125
2020	$2.34	$2.48	360,473
2019	1.85	2.34	461,077
2018	2.09	1.85	495,920
2017	1.83	2.09	821,161
2016	1.54	1.83	635,151
2015	1.55	1.54	409,165
2014	1.41	1.55	619,969
2013	1.06	1.41	477,314
2012	1.00 (05/24/12)	1.06	138,388
Band 0
2020	$2.57	$2.77	15,600
2019	2.01	2.57	8,970
2018	2.24	2.01	7,210
2017	1.94	2.24	13,130
2016	1.61	1.94	–
2015	1.60	1.61	104,928
2014	1.44	1.60	119,034
2013	1.07	1.44	103,596
Victory Sycamore Established Value Fund R6 Class – 06-FMX
Band 125
2020	$1.27	$1.36	1,178,510
2019	1.00	1.27	1,132,360
2018	1.13	1.00	1,522,700
2017	0.98	1.13	934,906

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Victory Sycamore Small Company Opportunity Fund A Class – 06-582
Band 125
2020	$2.34	$2.41	376,353
2019	1.87	2.34	398,751
2018	2.08	1.87	3,008,596
2017	1.89	2.08	3,900,138
2016	1.47	1.89	2,902,517
2015	1.50	1.47	613,420
2014	1.43	1.50	119,760
2013	1.09	1.43	104,535
Victory Sycamore Small Company Opportunity Fund R Class – 06-584
Band 125
2020	$2.30	$2.37	283,294
2019	1.85	2.30	262,867
2018	2.05	1.85	302,717
2017	1.87	2.05	546,945
2016	1.46	1.87	652,235
2015	1.49	1.46	222,297
2014	1.42	1.49	81,482
2013	1.09	1.42	74,754
Victory Sycamore Small Company Opportunity Fund R6 Class – 06-FMY
Band 125
2020	$1.23	$1.27	2,370
2019	0.98	1.23	1,723
2018	1.08	0.98	1,762
Victory Trivalent International Fund-Core Equity R6 Class – 06-3RC
Band 125
2020	$1.18	$1.23	65,244
Victory Trivalent International Small-Cap Fund A Class – 06-GFG
Band 125
2020	$1.13	$1.28	77,407
2019	0.90	1.13	71,797
2018	1.15	0.90	213,618
Victory Trivalent International Small-Cap Fund R6 Class – 06-GFH
Band 125
2020	$1.14	$1.30	69,219
2019	0.90	1.14	110,331
2018	1.15	0.90	296
Virtus Ceredex Large Cap Value Equity Fund A Class – 06-804
Band 125
2020	$2.44	$2.49	346,591
2019	1.89	2.44	367,938
2018	2.14	1.89	839,203
2017	1.87	2.14	1,958,012
Band 0
2020	$2.73	$2.83	383,039
2019	2.09	2.73	318,077
2018	2.34	2.09	109,343
2017	2.02	2.34	160,174

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Ceredex Large Cap Value Equity Fund Institutional Class – 06-803
Band 125
2020	$2.50	$2.56	1,229,684
2019	1.93	2.50	1,408,719
2018	2.18	1.93	4,470,020
2017	1.90	2.18	6,149,559
Virtus Ceredex Large Cap Value Equity Fund R6 Class – 06-FFJ
Band 125
2020	$1.32	$1.36	1,237,848
2019	1.02	1.32	667,534
2018	1.15	1.02	721,465
2017	1.00	1.15	614,601
Virtus Ceredex Mid-Cap Value Equity Fund A Class – 06-807
Band 125
2020	$2.47	$2.40	85,409
2019	1.88	2.47	73,494
2018	2.08	1.88	89,726
2017	1.89	2.08	87,578
Band 0
2020	$2.77	$2.73	–
2019	2.09	2.77	–
2018	2.27	2.09	–
2017	2.04	2.27	–
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class – 06-806
Band 125
2020	$2.54	$2.47	377,096
2019	1.93	2.54	439,775
2018	2.12	1.93	436,471
2017	1.92	2.12	502,757
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class – 06-FFK
Band 125
2020	$1.31	$1.29	881,368
2019	1.00	1.31	699,502
2018	1.09	1.00	138,568
2017	0.99	1.09	1,672
Virtus Ceredex Small Cap Value Equity Fund A Class – 06-809
Band 125
2020	$2.02	$2.01	20,609
2019	1.75	2.02	26,326
2018	2.03	1.75	224,414
2017	1.87	2.03	337,473
Virtus Ceredex Small Cap Value Equity Fund Institutional Class – 06-808
Band 125
2020	$2.08	$2.07	2,032
2019	1.79	2.08	624
2018	2.07	1.79	1,520
2017	1.90	2.07	2,508

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Seix High Income Fund A Class – 06-801
Band 125
2020	$1.47	$1.56	31,239
2019	1.33	1.47	57,117
2018	1.40	1.33	35,855
2017	1.32	1.40	221,037
Virtus Seix Total Return Bond Fund A Class – 06-811
Band 125
2020	$1.16	$1.27	56,432
2019	1.10	1.16	56,468
2018	1.12	1.10	45,710
2017	1.11	1.12	49,470
Wells Fargo Special Mid Cap Value Fund R6 Class – 06-3J6
Band 125
2020	$1.13	$1.15	2,155,382
2019	0.84	1.13	603,588
Wells Fargo Special Small Cap Value Fund R6 Class – 06-3JF
Band 125
2020	$1.01	$1.02	779,233
2019	0.80	1.01	433,098
Western Asset Core Plus Bond Fund FI Class – 06-713
Band 125
2020	$1.20	$1.29	528,676
2019	1.08	1.20	478,056
2018	1.12	1.08	1,751,570
2017	1.06	1.12	2,388,350
2016	1.03	1.06	906,259
2015	1.03	1.03	782,781
2014	0.97	1.03	202,804
Western Asset Core Plus Bond Fund IS Class – 06-GFJ
Band 125
2020	$1.09	$1.18	4,805,664
2019	0.99	1.09	1,573,500
2018	1.01	0.99	1,104,146
2017	1.00 (06/22/17)	1.01	9,507
Western Asset Core Plus Bond Fund R Class – 06-718
Band 125
2020	$1.17	$1.26	249,220
2019	1.06	1.17	100,714
2018	1.10	1.06	109,393
2017	1.05	1.10	119,114
2016	1.02	1.05	111,578
2015	1.02	1.02	153,274
2014	0.97	1.02	526
2013	1.00	0.97	208
William Blair Small-Mid Cap Growth Fund I Class – 06-3TP
Band 125
2020	$1.12	$1.47	–
2019	1.00 (02/21/19)	1.12	147,044

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

As a result of the COVID-19 pandemic, economic uncertainties exist which may negatively impact AUL's net income and surplus. The extent to which the COVID-19 pandemic will impact AUL, including its net income, surplus and capital and liquidity positions, will depend on future developments, including, but not limited to, the duration of the pandemic and actions taken by governmental authorities and third parties, which are highly uncertain and cannot be estimated.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; American Beacon Advisors Inc.; American Century Investment Management, Inc.; AMG Funds LLC; Amundi Asset Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; BAMCO Inc.; BlackRock Advisors LLC; BMO Asset Management Corp.; Calvert Research and Management; Capital Research and Management Company; Cohen & Steers Capital Management, Inc.; Columbia Mgmt Investment Advisers, LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Delaware Management Company; Dimensional Fund Advisors LP; Dreyfus Corporation; DWS Investment Management Americas Inc.; Federated Investment Management Company; Fidelity Management & Research Company; Fidelity SelectCo, LLC; First Eagle Investment Management, LLC; FMR Co., Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Templeton Institutional, LLC; Fred Alger Management Inc.; Frost Investment Advisors, LLC; Goldman Sachs Asset Management, L.P.; Guidestone Capital Management; Hartford Funds Management Company, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; J.P. Morgan Investment Management, Inc.; Janus Capital Management LLC; John Hancock Advisers, LLC; Knights of Columbus Asset Advisors LLC; Legg Mason Partners Fund Advisor, LLC; Loomis Sayles & Company LP; Lord, Abbett & Co LLC; Manning & Napier Advisors, LLC; Massachusetts Financial Services Company; Neuberger Berman Investment Advisers LLC; Northern Trust Investments Inc.; Nuveen Fund

Advisors, LLC; Oak Ridge Investments, LLC; Pacific Investment Management Co LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC; PGIM Investments LLC; Principal Global Investors, LLC; Putnam Investment Management, LLC; Russell Investment Management, LLC; Schwartz Investment Counsel Inc.; SSGA Funds Management Inc.; T. Rowe Price Associates, Inc.; Teachers Advisors LLC; Templeton Global Advisors Limited; Thornburg Investment Management Inc.; Timothy Plan Ltd.; Touchstone Advisors Inc.; Vanguard Group Inc.; Victory Capital Management Inc.; Virtus Fund Advisers, LLC; Wells Fargo Funds Management LLC; and William Blair Investment Management, LLC; under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the Appendix: Portfolio Companies Available Under the Contract. All of the investment advisers are registered with the SEC as investment advisers. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, sub-adviser, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, sub-adviser, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as an, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees. By virtue of the agreements entered into between the Funds, AUL and AUL's affiliate broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees ("Support Fees"). As noted, AUL receives support fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

General

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

(1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable Contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

Systematic Withdrawal Service for 403(b), 408, 408A, 457 and 409A Programs

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

Constraints on Withdrawals

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code.

For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract

Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain

Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

(11)  Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain Contracts, the Plan Sponsor may engage a Third Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's

Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. In some Contracts, an election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 – Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated

period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 – Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 – Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other

Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.

THE STABLE VALUE ACCOUNT

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA

Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1)  The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2)  The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that

AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan – and any 457(f) Plan – are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2;

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee,

surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

Temporary Rules Under the CARES Act

Notwithstanding the foregoing, on March 27, 2020, the United States Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to qualified retirement plans. This relief generally only applied to the tax year 2020 and it does not apply to non-qualified retirement plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of Plan with which a Contract is used, (2) whether a Plan implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. This temporary relief may affect required minimum distributions and the taxation of certain distributions and plan loans, among other things. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your Contract.

OTHER INFORMATION

Mixed and Shared Funding

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2020, are included in the Statement of Additional Information.

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com. You can request this information at no cost by calling 1-800-249-6269 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not relect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-148	Large Cap Equity	AB Core Opportunities Fund	R	AllianceBernstein, LP	1.40	12.68	12.69	13.19
06-144	Mid Cap Equity	AB Discovery Growth Fund	R	AllianceBernstein, LP	1.38	51.85	20.91	15.56
06-GKC	Mid Cap Equity	AB Discovery Growth Fund	Z	AllianceBernstein, LP	0.66	53.04	21.77	N/A
06-149	Mid Cap Equity	AB Discovery Value Fund	R	AllianceBernstein, LP	1.55	2.67	7.54	7.95
06-GKF	Mid Cap Equity	AB Discovery Value Fund	Z	AllianceBernstein, LP	0.81	3.45	8.32	N/A
06-3GC	Intermediate Bond	AB Global Bond Fund	Z	AllianceBernstein, LP	0.50	5.10	4.39	N/A
06-4PJ	Balanced	AB Global Risk Allocation Fund	Institutional	AllianceBernstein, LP	1.07	10.89	7.35	6.38
06-005	Intermediate Bond	AB High Income Fund	Advisor	AllianceBernstein, LP	0.61	3.18	6.76	6.05
06-006	Intermediate Bond	AB High Income Fund	R	AllianceBernstein, LP	1.27	2.41	6.05	5.38
06-153	Foreign Equity	AB International Value Fund	R	AllianceBernstein, LP	1.50	1.70	2.18	1.62
06-3YR	Large Cap Equity	AB Large Cap Growth Fund	Advisor	AllianceBernstein, LP	0.61	34.36	20.10	17.65
06-3FY	Large Cap Equity	AB Large Cap Growth Fund	Z	AllianceBernstein, LP	0.53	34.46	20.21	N/A
06-146	Small Cap Equity	AB Small Cap Growth Fund	R	AllianceBernstein, LP	1.55	53.00	23.78	17.06
06-GKG	Small Cap Equity	AB Small Cap Growth Portfolio	Z	AllianceBernstein, LP	0.82	54.10	24.68	N/A
06-147	Foreign Equity	AB Sustainable International Thematic Fund	R	AllianceBernstein, LP	1.69	29.00	10.78	5.67
06-151	Large Cap Equity	AB Value Fund	R	AllianceBernstein, LP	1.44	0.49	4.79	6.71
06-505	Balanced	Alger Balanced Portfolio	I-2	Fred Alger Management, LLC	1.10	10.23	9.79	8.05
06-CPH	Large Cap Equity	Alger Capital Appreciation Fund	Z	Fred Alger Management, LLC	0.84	42.08	20.11	17.00
06-194	Large Cap Equity	Alger Capital Appreciation Institutional Fund	I	Fred Alger Management, LLC	1.13	41.34	19.68	16.63
06-3GX	Large Cap Equity	Alger Capital Appreciation Institutional Fund	Y	Fred Alger Management, LLC	0.75	41.85	N/A	N/A
06-196	Large Cap Equity	Alger Capital Appreciation Institutional Fund	R	Fred Alger Management, LLC	1.58	40.73	19.13	16.08
06-510	Large Cap Equity	Alger Capital Appreciation Portfolio	I-2	Fred Alger Management, LLC	0.94	41.75	20.04	16.98

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2	Fred Alger Management, LLC	0.89	67.03	22.62	16.56
06-3GY	Small Cap Equity	Alger Small Cap Focus Fund	Y	Fred Alger Management, LLC	0.84	53.75	N/A	N/A
06-3MP	Small Cap Equity	Alger Small Cap Focus Fund	Z	Fred Alger Management, LLC	0.85	53.78	25.19	17.09
06-197	Small Cap Equity	Alger Small Cap Growth Institutional Fund	I	Fred Alger Management, LLC	1.30	64.87	24.11	15.32
06-198	Small Cap Equity	Alger Small Cap Growth Institutional Fund	R	Fred Alger Management, LLC	1.80	64.06	23.50	14.76
06-4NN	Mid Cap Value	AllianzGI Mid Value R6	Retirement	Allianz	N/A	N/A	N/A	N/A
06-202	Large Cap Equity	AllianzGI NFJ Dividend Value Fund	Administrative	Allianz	N/A	N/A	N/A	N/A
06-203	Large Cap Equity	AllianzGI NFJ Dividend Value Fund	R	Allianz	N/A	N/A	N/A	N/A
06-765	Mid Cap Equity	AllianzGI NFJ Mid-Cap Value Fund	Administrative	Allianz	N/A	N/A	N/A	N/A
06-695	Mid Cap Equity	AllianzGI NFJ Mid-Cap Value Fund	R	Allianz	N/A	N/A	N/A	N/A
06-231	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	Administrative	Allianz	N/A	N/A	N/A	N/A
06-700	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	R	Allianz	N/A	N/A	N/A	N/A
06-CPJ	Small Cap Equity	AllianzGI NFJ Small-Cap Value Fund	R6	Allianz	N/A	N/A	N/A	N/A
06-3YT	Small Cap Equity	AllianzGI Small-Cap Fund	R6	Allianz	N/A	N/A	N/A	N/A
06-460	Large Cap Equity	AmerCent Disc Core Val Inv	Investor	American Century Investment Management, Inc.	0.67	11.88	12.10	11.64
06-33Y	Foreign Equity	American Beacon International Equity Fund	R6	American Beacon Advisors Inc.	0.69	1.14	N/A	N/A
06-33X	Foreign Equity	American Beacon International Equity Fund	Investor	American Beacon Advisors Inc.	1.07	0.73	4.43	4.08
06-46F	Large Cap Value	American Beacon Lg Val R5	Institutional	American Beacon Advisors Inc.	0.63	3.26	9.86	10.06
06-46G	Mid Cap Value	American Beacon Mid Val R5	Institutional	American Beacon Advisors Inc.	0.92	2.58	7.61	9.38
06-34C	Small Cap Equity	American Beacon Small Cap Value Fund	R6	American Beacon Advisors Inc.	0.80	4.03	N/A	N/A
06-34F	Small Cap Equity	American Beacon Small Cap Value Fund	Investor	American Beacon Advisors Inc.	1.16	3.70	8.00	8.44
06-413	Managed Asset Allocation	American Century One Choice 2025 Portfolio	Investor	American Century Investment Management, Inc.	0.77	11.40	8.18	7.33
06-403	Managed Asset Allocation	American Century One Choice 2025 Portfolio	A	American Century Investment Management, Inc.	1.02	11.11	7.91	7.06
06-CPT	Managed Asset Allocation	American Century One Choice 2025 Portfolio	R6	American Century Investment Management, Inc.	0.42	11.75	8.51	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-404	Managed Asset Allocation	American Century One Choice 2030 Portfolio	A	American Century Investment Management, Inc.	1.04	12.35	8.52	7.58
06-414	Managed Asset Allocation	American Century One Choice 2030 Portfolio	Investor	American Century Investment Management, Inc.	0.79	12.61	8.79	7.84
06-CPV	Managed Asset Allocation	American Century One Choice 2030 Portfolio	R6	American Century Investment Management, Inc.	0.44	13.07	9.15	N/A
06-406	Managed Asset Allocation	American Century One Choice 2035 Portfolio	A	American Century Investment Management, Inc.	1.07	13.57	9.14	8.13
06-416	Managed Asset Allocation	American Century One Choice 2035 Portfolio	Investor	American Century Investment Management, Inc.	0.82	13.86	9.42	8.40
06-CPW	Managed Asset Allocation	American Century One Choice 2035 Portfolio	R6	American Century Investment Management, Inc.	0.47	14.36	9.78	N/A
06-407	Managed Asset Allocation	American Century One Choice 2040 Portfolio	A	American Century Investment Management, Inc.	1.09	14.83	9.83	8.68
06-417	Managed Asset Allocation	American Century One Choice 2040 Portfolio	Investor	American Century Investment Management, Inc.	0.84	15.11	10.10	8.95
06-CPX	Managed Asset Allocation	American Century One Choice 2040 Portfolio	R6	American Century Investment Management, Inc.	0.49	15.54	10.47	N/A
06-408	Managed Asset Allocation	American Century One Choice 2045 Portfolio	A	American Century Investment Management, Inc.	1.12	16.05	10.53	9.18
06-418	Managed Asset Allocation	American Century One Choice 2045 Portfolio	Investor	American Century Investment Management, Inc.	0.87	16.41	10.80	9.45
06-CPY	Managed Asset Allocation	American Century One Choice 2045 Portfolio	R6	American Century Investment Management, Inc.	0.52	16.78	11.18	N/A
06-409	Managed Asset Allocation	American Century One Choice 2050 Portfolio	A	American Century Investment Management, Inc.	1.14	17.21	11.09	9.51
06-419	Managed Asset Allocation	American Century One Choice 2050 Portfolio	Investor	American Century Investment Management, Inc.	0.89	17.43	11.36	9.78
06-CRC	Managed Asset Allocation	American Century One Choice 2050 Portfolio	R6	American Century Investment Management, Inc.	0.54	17.94	11.74	N/A
06-437	Managed Asset Allocation	American Century One Choice 2055 Portfolio	A	American Century Investment Management, Inc.	1.14	17.62	11.29	N/A
06-436	Managed Asset Allocation	American Century One Choice 2055 Portfolio	Investor	American Century Investment Management, Inc.	0.89	17.91	11.58	N/A
06-CRF	Managed Asset Allocation	American Century One Choice 2055 Portfolio	R6	American Century Investment Management, Inc.	0.54	18.41	11.96	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CKR	Managed Asset Allocation	American Century One Choice 2060 Portfolio	A	American Century Investment Management, Inc.	1.14	17.81	11.45	N/A
06-CKT	Managed Asset Allocation	American Century One Choice 2060 Portfolio	Investor	American Century Investment Management, Inc.	0.89	18.10	11.73	N/A
06-CRG	Managed Asset Allocation	American Century One Choice 2060 Portfolio	R6	American Century Investment Management, Inc.	0.54	18.46	12.10	N/A
06-426	Managed Asset Allocation	American Century One Choice In Retirement Portfolio	A	American Century Investment Management, Inc.	1.00	10.45	7.22	6.36
06-427	Managed Asset Allocation	American Century One Choice In Retirement Portfolio	Investor	American Century Investment Management, Inc.	0.75	10.71	7.49	6.62
06-CRH	Managed Asset Allocation	American Century One Choice In Retirement Portfolio	R6	American Century Investment Management, Inc.	0.40	11.19	7.83	N/A
06-697	Large Cap Equity	American Century Disciplined Growth Fund	A	American Century Investment Management, Inc.	1.26	32.76	17.14	14.52
06-694	Large Cap Equity	American Century Disciplined Growth Fund	Investor	American Century Investment Management, Inc.	1.01	33.13	17.43	14.80
06-721	Intermediate Bond	American Century Diversified Bond Fund	Investor	American Century Investment Management, Inc.	0.60	8.04	4.10	3.63
06-722	Intermediate Bond	American Century Diversified Bond Fund	A	American Century Investment Management, Inc.	0.85	7.77	3.85	3.38
06-CPK	Foreign Equity	American Century Emerging Markets Fund	R6	American Century Investment Management, Inc.	0.90	25.37	14.49	N/A
06-204	Foreign Equity	American Century Emerging Markets Fund	A	American Century Investment Management, Inc.	1.50	24.71	13.84	5.28
06-206	Foreign Equity	American Century Emerging Markets Fund	Investor	American Century Investment Management, Inc.	1.25	25.04	14.12	5.54
06-048	Large Cap Equity	American Century Equity Growth Fund	Investor	American Century Investment Management, Inc.	0.67	14.50	13.04	12.42
06-175	Large Cap Equity	American Century Equity Growth Fund	A	American Century Investment Management, Inc.	0.92	14.24	12.75	12.15
06-475	Large Cap Equity	American Century Equity Income Fund	Investor	American Century Investment Management, Inc.	0.92	1.08	10.19	9.75
06-CPM	Large Cap Equity	American Century Equity Income Fund	R6	American Century Investment Management, Inc.	0.57	1.43	10.58	N/A
06-285	Large Cap Equity	American Century Equity Income Fund	A	American Century Investment Management, Inc.	1.17	0.83	9.92	9.48

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-435	Intermediate Bond	American Century Ginnie Mae	A	American Century Investment Management, Inc.	0.80	3.46	2.24	2.27
06-445	Large Cap Equity	American Century Growth Fund	A	American Century Investment Management, Inc.	1.22	34.84	19.22	14.99
06-CPN	Large Cap Equity	American Century Growth Fund	R6	American Century Investment Management, Inc.	0.62	35.67	19.95	N/A
06-290	Mid Cap Equity	American Century Heritage Fund	A	American Century Investment Management, Inc.	1.26	42.20	17.86	13.40
06-046	Mid Cap Equity	American Century Heritage Fund	Investor	American Century Investment Management, Inc.	1.01	42.48	18.15	13.69
06-CPP	Mid Cap Equity	American Century Heritage Fund	R6	American Century Investment Management, Inc.	0.66	43.01	18.56	N/A
06-3KW	Intermediate Bond	American Century Inflation- Adjusted Bond Fund	R6	American Century Investment Management, Inc.	0.22	10.58	N/A	N/A
06-185	Intermediate Bond	American Century Inflation- Adjusted Bond Fund	A	American Century Investment Management, Inc.	0.72	10.03	4.32	3.00
06-422	Intermediate Bond	American Century International Bond	Investor	American Century Investment Management, Inc.	0.81	9.76	4.18	1.47
06-421	Intermediate Bond	American Century International Bond	A	American Century Investment Management, Inc.	1.06	9.37	3.91	1.21
06-420	Foreign Equity	American Century International Growth	Investor	American Century Investment Management, Inc.	1.18	25.60	10.96	7.78
06-325	Foreign Equity	American Century International Growth	A	American Century Investment Management, Inc.	1.43	25.28	10.67	7.51
06-3VH	Foreign Equity	American Century International Opportunities Fund	A	American Century Investment Management, Inc.	1.68	30.77	12.09	9.52
06-3VG	Foreign Equity	American Century International Opportunities Fund	Investor	American Century Investment Management, Inc.	1.43	31.10	12.38	9.80
06-355	Large Cap Equity	American Century Large Company Value	A	American Century Investment Management, Inc.	1.09	2.26	8.80	9.74
06-CRJ	Mid Cap Equity	American Century Mid Cap Value Fund	R6	American Century Investment Management, Inc.	0.63	1.97	9.70	N/A
06-395	Mid Cap Equity	American Century Mid Cap Value Fund	A	American Century Investment Management, Inc.	1.23	1.43	9.05	10.11
06-396	Mid Cap Equity	American Century Mid Cap Value Fund	Investor	American Century Investment Management, Inc.	0.98	1.62	9.32	10.38

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CRK	Specialty	American Century Real Estate Fund	R6	American Century Investment Management, Inc.	0.81	-8.01	5.19	N/A
06-380	Specialty	American Century Real Estate Fund	A	American Century Investment Management, Inc.	1.41	-8.58	4.56	8.15
06-269	Specialty	American Century Real Estate Fund	Investor	American Century Investment Management, Inc.	1.16	-8.34	4.82	8.42
06-440	Large Cap Equity	American Century Select	Investor	American Century Investment Management, Inc.	0.97	33.97	19.07	15.75
06-240	Large Cap Equity	American Century Select	A	American Century Investment Management, Inc.	1.22	33.63	18.77	15.46
06-200	Small Cap Equity	American Century Small Cap Growth	A	American Century Investment Management, Inc.	1.47	50.55	22.00	15.25
06-CRM	Small Cap Equity	American Century Small Cap Value Fund	R6	American Century Investment Management, Inc.	0.90	9.32	11.29	N/A
06-390	Small Cap Equity	American Century Small Cap Value Fund	A	American Century Investment Management, Inc.	1.50	8.68	10.60	9.32
06-470	Small Cap Equity	American Century Small Cap Value Fund	Investor	American Century Investment Management, Inc.	1.25	8.93	10.88	9.60
06-385	Small Cap Equity	American Century Small Company	A	American Century Investment Management, Inc.	1.12	16.12	9.00	9.44
06-CRN	Balanced	American Century Strategic Allocation: Aggressive Fund	R6	American Century Investment Management, Inc.	0.48	18.75	11.86	N/A
06-480	Balanced	American Century Strategic Allocation: Aggressive Fund	Investor	American Century Investment Management, Inc.	0.83	18.39	11.48	9.40
06-400	Balanced	American Century Strategic Allocation: Aggressive Fund	A	American Century Investment Management, Inc.	1.08	18.02	11.20	9.13
06-485	Balanced	American Century Strategic Allocation: Conservative Fund	Investor	American Century Investment Management, Inc.	0.86	13.35	7.87	6.66
06-405	Balanced	American Century Strategic Allocation: Conservative Fund	A	American Century Investment Management, Inc.	1.11	13.09	7.60	6.38
06-CRP	Balanced	American Century Strategic Allocation: Conservative Fund	R6	American Century Investment Management, Inc.	0.51	13.75	8.24	N/A
06-490	Balanced	American Century Strategic Allocation: Moderate Fund	Investor	American Century Investment Management, Inc.	0.86	16.21	9.95	8.25
06-415	Balanced	American Century Strategic Allocation: Moderate Fund	A	American Century Investment Management, Inc.	1.11	15.84	9.68	7.98

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CRR	Balanced	American Century Strategic Allocation: Moderate Fund	R6	American Century Investment Management, Inc.	0.51	16.64	10.35	N/A
06-430	Large Cap Equity	American Century Ultra Fund	A	American Century Investment Management, Inc.	1.22	49.40	22.51	17.53
06-450	Large Cap Equity	American Century Ultra Fund	Investor	American Century Investment Management, Inc.	0.97	49.78	22.81	17.83
06-CRT	Large Cap Equity	American Century Ultra Fund	R6	American Century Investment Management, Inc.	0.62	50.29	23.24	N/A
06-696	Large Cap Equity	American Century Value	Investor	American Century Investment Management, Inc.	1.00	0.65	8.58	9.43
06-698	Large Cap Equity	American Century Value	A	American Century Investment Management, Inc.	1.25	0.41	8.30	9.17
06-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I	American Century Investment Management, Inc.	0.93	42.46	18.14	13.67
06-CRV	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	R6	Capital Research and Management Company	0.30	9.25	7.55	6.99
06-957	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	R3	Capital Research and Management Company	0.96	8.54	6.84	6.28
06-958	Managed Asset Allocation	American Funds 2010 Target Date Retirement Fund	R4	Capital Research and Management Company	0.65	8.83	7.17	6.61
06-CRW	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	R6	Capital Research and Management Company	0.30	9.96	8.01	7.49
06-969	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	R4	Capital Research and Management Company	0.65	9.47	7.63	7.11
06-959	Managed Asset Allocation	American Funds 2015 Target Date Retirement Fund	R3	Capital Research and Management Company	0.95	9.27	7.32	6.78
06-CRX	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	R6	Capital Research and Management Company	0.31	10.99	8.57	8.14
06-972	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	R4	Capital Research and Management Company	0.66	10.55	8.19	7.76
06-971	Managed Asset Allocation	American Funds 2020 Target Date Retirement Fund	R3	Capital Research and Management Company	0.96	10.25	7.87	7.44
06-CRY	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	R6	Capital Research and Management Company	0.33	13.67	9.87	9.25
06-974	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	R4	Capital Research and Management Company	0.68	13.35	9.48	8.88

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-973	Managed Asset Allocation	American Funds 2025 Target Date Retirement Fund	R3	Capital Research and Management Company	0.98	13.06	9.15	8.54
06-CTC	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	R6	Capital Research and Management Company	0.35	15.16	11.06	10.08
06-977	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	R4	Capital Research and Management Company	0.70	14.77	10.68	9.70
06-976	Managed Asset Allocation	American Funds 2030 Target Date Retirement Fund	R3	Capital Research and Management Company	1.00	14.43	10.33	9.36
06-CTF	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	R6	Capital Research and Management Company	0.37	17.55	12.44	10.77
06-979	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	R4	Capital Research and Management Company	0.72	17.11	12.04	10.39
06-978	Managed Asset Allocation	American Funds 2035 Target Date Retirement Fund	R3	Capital Research and Management Company	1.02	16.81	11.71	10.05
06-CTG	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	R6	Capital Research and Management Company	0.38	18.77	12.99	11.09
06-982	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	R4	Capital Research and Management Company	0.73	18.37	12.61	10.70
06-981	Managed Asset Allocation	American Funds 2040 Target Date Retirement Fund	R3	Capital Research and Management Company	1.03	18.07	12.26	10.36
06-CTH	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	R6	Capital Research and Management Company	0.39	19.21	13.22	11.21
06-984	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	R4	Capital Research and Management Company	0.74	18.80	12.83	10.83
06-983	Managed Asset Allocation	American Funds 2045 Target Date Retirement Fund	R3	Capital Research and Management Company	1.04	18.44	12.48	10.48
06-CTJ	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	R6	Capital Research and Management Company	0.39	19.42	13.36	11.29
06-997	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	R4	Capital Research and Management Company	0.74	19.03	12.98	10.90
06-996	Managed Asset Allocation	American Funds 2050 Target Date Retirement Fund	R3	Capital Research and Management Company	1.04	18.71	12.62	10.55
06-CTK	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	R6	Capital Research and Management Company	0.39	19.39	13.35	11.27
06-999	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	R4	Capital Research and Management Company	0.74	19.00	12.96	10.88

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-998	Managed Asset Allocation	American Funds 2055 Target Date Retirement Fund	R3	Capital Research and Management Company	1.05	18.62	12.62	10.53
06-CTM	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	R6	Capital Research and Management Company	0.40	19.44	13.35	N/A
06-CGF	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	R4	Capital Research and Management Company	0.75	19.02	12.95	N/A
06-CGC	Managed Asset Allocation	American Funds 2060 Target Date Retirement Fund	R3	Capital Research and Management Company	1.05	18.61	12.61	N/A
06-4R4	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	R	Capital Research and Management Company	0.40	N/A	N/A	N/A
06-4R3	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	R	Capital Research and Management Company	0.76	N/A	N/A	N/A
06-4PY	Managed Asset Allocation	American Funds 2065 Target Date Retirement Fund	R	Capital Research and Management Company	1.06	N/A	N/A	N/A
06-CTN	Large Cap Equity	American Funds AMCAP Fund	R6	Capital Research and Management Company	0.34	21.79	15.26	14.02
06-207	Large Cap Equity	American Funds AMCAP Fund	R4	Capital Research and Management Company	0.69	21.37	14.85	13.62
06-182	Large Cap Equity	American Funds AMCAP Fund	R3	Capital Research and Management Company	0.99	21.02	14.51	13.27
06-CTP	Balanced	American Funds American Balanced Fund	R6	Capital Research and Management Company	0.26	11.22	10.36	10.27
06-446	Balanced	American Funds American Balanced Fund	R4	Capital Research and Management Company	0.60	10.85	9.97	9.88
06-447	Balanced	American Funds American Balanced Fund	R3	Capital Research and Management Company	0.90	10.51	9.65	9.56
06-208	High Yield Bond	American Funds American High Income Trust	R4	Capital Research and Management Company	0.69	7.03	7.83	5.35
06-184	High Yield Bond	American Funds American High Income Trust	R3	Capital Research and Management Company	1.01	6.70	7.50	5.03
06-3MC	High Yield Bond	American Funds American High- Income Trust	R6	Capital Research and Management Company	0.33	7.41	8.21	5.72
06-3M3	Large Cap Equity	American Funds American Mutual Fund	R6	Capital Research and Management Company	0.27	5.10	11.24	11.03
06-3MK	Large Cap Equity	American Funds American Mutual Fund	R4	Capital Research and Management Company	0.62	4.71	10.84	10.64

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3M6	World Stock	American Funds Capital Income Builder	R6	Capital Research and Management Company	0.27	3.60	6.92	6.85
06-3MM	World Stock	American Funds Capital Income Builder	R4	Capital Research and Management Company	0.62	3.26	6.55	6.48
06-GFN	Intermediate Bond	American Funds Capital World Bond Fund	R6	Capital Research and Management Company	0.48	10.40	5.48	3.44
06-CTR	World Stock	American Funds Capital World Growth and Income Fund	R6	Capital Research and Management Company	0.42	15.78	11.86	9.56
06-211	World Stock	American Funds Capital World Growth and Income Fund	R4	Capital Research and Management Company	0.77	15.36	11.47	9.18
06-183	World Stock	American Funds Capital World Growth and Income Fund	R3	Capital Research and Management Company	1.07	15.02	11.14	8.85
06-CTT	Foreign Equity	American Funds EuroPacific Growth Fund	R6	Capital Research and Management Company	0.46	25.27	12.47	8.14
06-296	Foreign Equity	American Funds EuroPacific Growth Fund	R5	Capital Research and Management Company	0.51	25.19	12.42	8.10
06-212	Foreign Equity	American Funds EuroPacific Growth Fund	R4	Capital Research and Management Company	0.81	24.81	12.08	7.77
06-181	Foreign Equity	American Funds EuroPacific Growth Fund	R3	Capital Research and Management Company	1.12	24.43	11.74	7.45
06-CTV	Large Cap Equity	American Funds Fundamental Investors	R6	Capital Research and Management Company	0.28	15.30	14.07	12.82
06-214	Large Cap Equity	American Funds Fundamental Investors	R4	Capital Research and Management Company	0.63	14.91	13.67	12.42
06-213	Large Cap Equity	American Funds Fundamental Investors	R3	Capital Research and Management Company	0.93	14.58	13.33	12.09
06-3M9	World Stock	American Funds Global Balanced Fund	R6	Capital Research and Management Company	0.49	10.87	8.44	N/A
06-3G9	Intermediate Bond	American Funds Inflation Linked Bond Fund	R6	Capital Research and Management Company	0.31	14.97	5.72	N/A
06-GKH	Short Term Bond	American Funds Intermediate Bond Fund of America	R6	Capital Research and Management Company	0.23	7.77	3.32	2.62
06-209	Short Term Bond	American Funds Intermediate Bond Fund of America	R4	Capital Research and Management Company	0.58	7.39	2.96	2.27
06-186	Short Term Bond	American Funds Intermediate Bond Fund of America	R3	Capital Research and Management Company	0.89	7.07	2.64	1.95

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3M4	Foreign Equity	American Funds International Growth and Income Fund	R6	Capital Research and Management Company	0.54	8.20	8.99	6.06
06-3GH	Large Cap Equity	American Funds Investment Company of America	R6	Capital Research and Management Company	0.27	14.85	13.17	12.09
06-CTW	World Stock	American Funds New Perspective Fund	R6	Capital Research and Management Company	0.42	33.81	16.85	13.04
06-503	World Stock	American Funds New Perspective Fund	R4	Capital Research and Management Company	0.77	33.34	16.44	12.64
06-502	World Stock	American Funds New Perspective Fund	R3	Capital Research and Management Company	1.07	32.94	16.09	12.30
06-CTX	Foreign Equity	American Funds New World Fund	R6	Capital Research and Management Company	0.59	25.30	14.41	7.43
06-689	Foreign Equity	American Funds New World Fund	R4	Capital Research and Management Company	0.94	24.86	14.01	7.05
06-691	Foreign Equity	American Funds New World Fund	R3	Capital Research and Management Company	1.26	24.48	13.65	6.70
06-CTY	World Stock	American Funds SMALLCAP World Fund	R6	Capital Research and Management Company	0.67	37.94	17.27	12.30
06-332	World Stock	American Funds SMALLCAP World Fund	R4	Capital Research and Management Company	1.02	37.47	16.85	11.90
06-333	World Stock	American Funds SMALLCAP World Fund	R3	Capital Research and Management Company	1.33	37.06	16.50	11.55
06-39V	Intermediate Bond	American Funds The Bond Fund of America	R6	Capital Research and Management Company	0.21	11.11	5.21	4.37
06-CVC	Large Cap Equity	American Funds The Growth Fund of America	R6	Capital Research and Management Company	0.30	38.28	18.97	15.66
06-216	Large Cap Equity	American Funds The Growth Fund of America	R4	Capital Research and Management Company	0.65	37.79	18.55	15.26
06-179	Large Cap Equity	American Funds The Growth Fund of America	R3	Capital Research and Management Company	0.95	37.39	18.20	14.92
06-3M7	Balanced	American Funds The Income Fund of America	R6	Capital Research and Management Company	0.26	5.31	8.55	8.60
06-3MN	Balanced	American Funds The Income Fund of America	R4	Capital Research and Management Company	0.61	4.89	8.17	8.21
06-3KY	Large Cap Equity	American Funds The New Economy Fund	R6	Capital Research and Management Company	0.41	33.92	17.68	15.38

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3TK	Intermediate Bond	American Funds U.S. Government Securities Fund	R6	Capital Research and Management Company	0.23	9.89	3.83	3.37
06-CVF	Large Cap Equity	American Funds Washington Mutual Investors Fund	R6	Capital Research and Management Company	0.27	8.08	12.68	12.51
06-448	Large Cap Equity	American Funds Washington Mutual Investors Fund	R4	Capital Research and Management Company	0.62	7.71	12.29	12.13
06-449	Large Cap Equity	American Funds Washington Mutual Investors Fund	R3	Capital Research and Management Company	0.92	7.36	11.94	11.78
06-FXW	Large Cap Equity	AMG Renaissance Large Cap Growth Fund	N	AMG Funds, LLC	1.01	23.54	15.52	13.78
06-846	Mid Cap Equity	AMG Managers Cadence Mid Cap Fund	Investor	AMG Funds, LLC	1.07	19.50	12.48	10.75
06-199	Mid Cap Equity	AMG Managers Cadence Mid Cap Fund	Service	AMG Funds, LLC	0.87	19.70	12.69	10.93
06-AAA	Foreign Equity	AQR Emerging Multi-Style Fund	N	AQR Capital Management, LLC	0.95	15.83	9.93	N/A
06-BBB	Foreign Equity	AQR International Multi-Style Fund	N	AQR Capital Management, LLC	0.80	5.73	5.23	N/A
06-CCC	Large Cap Equity	AQR Large Cap Multi-Style Fund	N	AQR Capital Management, LLC	0.65	14.60	10.85	N/A
06-CCF	Small Cap Equity	AQR Small Cap Multi-Style Fund	N	AQR Capital Management, LLC	0.85	17.76	10.06	N/A
06-335	Mid Cap Equity	Ariel Appreciation Fund	Investor	Ariel Investments, LLC	1.15	7.36	8.33	9.36
06-330	Mid Cap Equity	Ariel Fund	Investor	Ariel Investments, LLC	1.04	10.02	9.66	10.04
06-CKV	Foreign Equity	Ariel International Fund	Investor	Ariel Investments, LLC	1.14	6.85	4.64	N/A
06-4JY	Large Cap Blend	Auxier Focus Institutional	Institutional	Auxier	0.80	6.16	9.21	N/A
06-082	Mid Cap Equity	Ave Maria Growth Fund	N/A	Schwartz Investment Cousel, Inc.	0.94	18.37	17.86	13.69
06-084	Large Cap Equity	Ave Maria Rising Dividend Fund	N/A	Schwartz Investment Cousel, Inc.	0.93	6.45	11.74	11.07
06-081	Mid Cap Equity	Ave Maria Value Fund	N/A	Schwartz Investment Cousel, Inc.	1.14	6.16	9.86	6.70
06-085	World Stock	Ave Maria World Equity Fund	N/A	Schwartz Investment Cousel, Inc.	1.26	-0.15	8.28	6.11
06-4RC	Intermediate Bond	Baird Core Plus Bond Inst	Institutional	Baird	0.30	8.80	5.49	4.83
06-47Y	Mid Cap Growth	Baron Asset	R6	BAMCO, Inc.	1.05	33.32	N/A	N/A
06-3J9	Foreign Equity	Baron Emerging Markets Fund	R6	BAMCO, Inc.	1.09	29.29	N/A	N/A
06-46J	Small Cap Growth	BlackRock Advg Small Cap Gr	K	Blackrock Advisors, LLC	0.45	33.52	N/A	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-529	Small Cap Equity	BlackRock Advisor Small Cap Growth Equity Portfolio	Institutional	Blackrock Advisors, LLC	0.50	33.40	17.18	13.41
06-587	Large Cap Equity	BlackRock Equity Dividend Fund	Institutional	Blackrock Advisors, LLC	0.71	3.93	10.79	10.45
06-FRW	Large Cap Equity	BlackRock Equity Dividend Fund	K	Blackrock Advisors, LLC	0.59	4.01	N/A	N/A
06-527	World Stock	BlackRock Global Allocation Fund	R	Blackrock Advisors, LLC	1.44	20.43	8.64	6.15
06-528	World Stock	BlackRock Global Allocation Fund	Institutional	Blackrock Advisors, LLC	0.83	21.12	9.29	6.80
06-FRX	World Stock	BlackRock Global Allocation Fund	K	Blackrock Advisors, LLC	0.75	21.28	N/A	N/A
06-CVH	World Stock	BlackRock Global Dividend Portfolio	K	Blackrock Advisors, LLC	0.69	6.90	N/A	N/A
06-588	Intermediate Bond	BlackRock GNMA Portfolio	Service	Blackrock Advisors, LLC	0.73	4.04	2.52	2.64
06-CGN	Specialty	BlackRock Health Sciences Opportunities Portfolio	R	Blackrock Advisors, LLC	1.45	19.06	13.26	N/A
06-CGM	Specialty	BlackRock Health Sciences Opportunities Portfolio	Institutional	Blackrock Advisors, LLC	0.85	19.78	13.95	17.56
06-CVJ	Specialty	BlackRock Health Sciences Opportunities Portfolio	K	Blackrock Advisors, LLC	0.75	19.91	N/A	N/A
06-CHP	High Yield Bond	BlackRock High Yield Bond Portfolio	Service	Blackrock Advisors, LLC	0.89	5.39	7.57	6.37
06-33K	High Yield Bond	BlackRock High Yield Bond Portfolio	K	Blackrock Advisors, LLC	0.51	5.93	8.01	6.80
06-CHR	High Yield Bond	BlackRock High Yield Bond Portfolio	R	Blackrock Advisors, LLC	1.19	5.22	7.21	6.04
06-3N3	Intermediate Bond	BlackRock Inflation Protected Bond Fund	K	Blackrock Advisors, LLC	0.60	11.85	5.05	3.57
06-CVM	Managed Asset Allocation	BlackRock LifePath Index 2025 Fund	K	Blackrock Advisors, LLC	0.09	12.42	9.27	N/A
06-CVN	Managed Asset Allocation	BlackRock LifePath Index 2030 Fund	K	Blackrock Advisors, LLC	0.09	13.05	10.04	N/A
06-CVP	Managed Asset Allocation	BlackRock LifePath Index 2035 Fund	K	Blackrock Advisors, LLC	0.09	13.72	10.81	N/A
06-CVR	Managed Asset Allocation	BlackRock LifePath Index 2040 Fund	K	Blackrock Advisors, LLC	0.09	14.10	11.44	N/A
06-CVT	Managed Asset Allocation	BlackRock LifePath Index 2045 Fund	K	Blackrock Advisors, LLC	0.09	14.64	11.91	N/A
06-CVV	Managed Asset Allocation	BlackRock LifePath Index 2050 Fund	K	Blackrock Advisors, LLC	0.09	15.04	12.09	N/A
06-CVW	Managed Asset Allocation	BlackRock LifePath Index 2055 Fund	K	Blackrock Advisors, LLC	0.09	15.02	12.11	N/A
06-CVX	Managed Asset Allocation	BlackRock LifePath Index 2060 Fund	K	Blackrock Advisors, LLC	0.09	15.06	N/A	N/A
06-4H3	Foreign Value	BlackRock LifePath Index 2065 Fund	Retirement	Blackrock Advisors, LLC	0.09	15.47	N/A	N/A
06-CVY	Managed Asset Allocation	BlackRock LifePath Index Retirement Fund	K	Blackrock Advisors, LLC	0.09	12.22	8.02	N/A
06-GHG	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	Institutional	Blackrock Advisors, LLC	0.80	46.13	23.22	17.74
06-GHJ	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	R	Blackrock Advisors, LLC	1.30	45.36	22.56	17.10

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GHH	Mid Cap Equity	BlackRock Mid-Cap Growth Equity Portfolio Fund	K	Blackrock Advisors, LLC	0.73	46.23	N/A	N/A
06-FRY	Balanced	BlackRock Multi-Asset Income Fund	A	Blackrock Advisors, LLC	0.82	6.32	6.10	6.01
06-FTF	Balanced	BlackRock Multi-Asset Income Fund	K	Blackrock Advisors, LLC	0.52	6.54	N/A	N/A
06-4PX	World Bond	BlackRock Strategic Global Bond Fund	R	Blackrock Advisors, LLC	0.59	9.09	5.75	N/A
06-FTH	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	K	Blackrock Advisors, LLC	0.76	7.29	N/A	N/A
06-FTG	Intermediate Bond	BlackRock Strategic Income Opportunities Portfolio	A	Blackrock Advisors, LLC	1.14	6.90	4.23	3.54
06-093	Intermediate Bond	BlackRock Total Return Fund	A	Blackrock Advisors, LLC	0.76	8.57	4.71	4.44
06-CWC	Intermediate Bond	BlackRock Total Return Fund	K	Blackrock Advisors, LLC	0.37	9.08	5.12	4.87
06-901	Intermediate Bond	BlackRock Total Return Fund	R	Blackrock Advisors, LLC	1.04	8.36	4.46	4.19
06-FNT	Balanced	BMO Aggressive Allocation Fund	Y	BMO Funds	0.81	13.74	11.09	N/A
06-FNH	Balanced	BMO Aggressive Allocation Fund	R6	BMO Funds	0.41	14.18	11.54	N/A
06-FPG	Balanced	BMO Aggressive Allocation Fund	R3	BMO Funds	1.06	13.55	10.83	N/A
06-FNV	Balanced	BMO Balanced Allocation Fund	Y	BMO Funds	0.83	12.18	8.60	N/A
06-FNJ	Balanced	BMO Balanced Allocation Fund	R6	BMO Funds	0.43	12.57	9.02	N/A
06-FPH	Balanced	BMO Balanced Allocation Fund	R3	BMO Funds	1.08	11.81	8.32	N/A
06-FNW	Balanced	BMO Conservative Allocation Fund	Y	BMO Funds	0.79	8.76	5.70	N/A
06-FNK	Balanced	BMO Conservative Allocation Fund	R6	BMO Funds	0.39	9.23	6.14	N/A
06-FPJ	Balanced	BMO Conservative Allocation Fund	R3	BMO Funds	1.04	8.58	5.45	N/A
06-FNX	Balanced	BMO Growth Allocation Fund	Y	BMO Funds	0.81	12.57	9.79	N/A
06-FNM	Balanced	BMO Growth Allocation Fund	R6	BMO Funds	0.41	13.09	10.22	N/A
06-FPK	Balanced	BMO Growth Allocation Fund	R3	BMO Funds	1.06	12.30	9.51	N/A
06-33H	Large Cap Equity	BMO Large-Cap Growth Fund	Y	BMO Funds	0.79	29.12	17.70	15.54
06-33F	Large Cap Equity	BMO Large-Cap Growth Fund	R6	BMO Funds	0.39	29.65	18.18	N/A
06-FRG	Mid Cap Equity	BMO Mid-Cap Growth Fund	A	BMO Funds	1.24	27.86	15.85	N/A
06-FTJ	Mid Cap Equity	BMO Mid-Cap Value Fund	R6	BMO Funds	0.84	0.87	6.91	N/A
06-FRF	Mid Cap Equity	BMO Mid-Cap Value Fund	A	BMO Funds	1.24	0.41	6.47	N/A
06-FNY	Balanced	BMO Moderate Allocation Fund	Y	BMO Funds	0.78	11.06	7.31	N/A
06-FNN	Balanced	BMO Moderate Allocation Fund	R6	BMO Funds	0.38	11.49	7.74	N/A
06-FPM	Balanced	BMO Moderate Allocation Fund	R3	BMO Funds	1.03	10.79	7.06	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-4NY	Foreign Blend	BMO Pyrford International Stock Fund Class A	A	BMO Funds	1.19	3.41	6.28	N/A
06-4P3	Foreign Blend	BMO Pyrford International Stock Fund Class R6	R7	BMO Funds	0.79	3.88	6.73	N/A
06-FRH	Small Cap Equity	BMO Small-Cap Growth Fund	A	BMO Funds	1.24	24.07	N/A	N/A
06-FTK	Small Cap Equity	BMO Small-Cap Value Fund	R6	BMO Funds	0.84	0.44	6.78	N/A
06-956	Small Cap Equity	BMO Small-Cap Value Fund	A	BMO Funds	1.24	0.10	6.35	N/A
06-33J	Intermediate Bond	BMO TCH Core Plus Bond Fund	Y	BMO Funds	0.56	8.01	5.46	4.71
06-33G	Intermediate Bond	BMO TCH Core Plus Bond Fund	I	BMO Funds	0.31	8.29	5.70	4.95
06-47M	Intermediate Bond	BNY Mellon Bond Market Index	I	Dreyfus Corporation	0.15	7.53	4.26	3.64
06-CCY	Specialty	BNY Mellon Natural Resources Fund	I	Dreyfus Corporation	1.00	6.57	8.40	2.35
06-39Y	Specialty	BNY Mellon Natural Resources Fund	Y	Dreyfus Corporation	0.87	6.67	8.53	N/A
06-3WY	Large Cap Equity	BNY Mellon Sustainable U.S. Equity Fund	Y	Dreyfus Corporation	0.70	24.25	N/A	N/A
06-3G3	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.58	12.66	6.75	4.68
06-709	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	FI	Legg Mason Partners Fund Advisors, LLC	0.98	12.22	6.32	4.23
06-714	Intermediate Bond	BrandywineGLOBAL - Global Opportunities Bond Fund	R	Legg Mason Partners Fund Advisors, LLC	1.25	11.89	6.03	N/A
06-4FJ	Balanced	Calvert Balanced	R6	Calvert Research and Management	0.64	15.76	N/A	N/A
06-345	Large Cap Equity	Calvert Equity Portfolio	A	Calvert Research and Management	0.94	24.27	18.06	14.55
06-340	Intermediate Bond	Calvert Income Fund	A	Calvert Research and Management	0.94	8.25	6.20	4.47
06-4FN	Small Cap Equity	Calvert Small Cap	R6	Calvert Research and Management	0.90	15.02	N/A	N/A
06-516	Small Cap Equity	Calvert Small Cap Fund	A	Calvert Research and Management	1.21	14.64	12.82	11.55
06-3FX	Large Cap Equity	Calvert US Large Cap Core Responsible Index Fund	R6	Calvert Research and Management	0.19	26.18	N/A	N/A
06-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A	Calvert Research and Management	0.99	12.25	11.03	10.60

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-716	Large Cap Equity	ClearBridge Aggressive Growth Fund	R	Legg Mason Partners Fund Advisors, LLC	1.42	19.12	10.20	11.82
06-711	Large Cap Equity	ClearBridge Aggressive Growth Fund	FI	Legg Mason Partners Fund Advisors, LLC	1.15	19.45	10.53	12.12
06-717	Large Cap Equity	ClearBridge Appreciation Fund	R	Legg Mason Partners Fund Advisors, LLC	1.28	14.13	13.28	12.16
06-712	Large Cap Equity	ClearBridge Appreciation Fund	FI	Legg Mason Partners Fund Advisors, LLC	1.01	14.36	13.59	12.48
06-3G6	Large Cap Equity	ClearBridge Appreciation Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.57	14.91	14.07	12.95
06-3XJ	Foreign Equity	ClearBridge International Growth Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.76	25.02	N/A	N/A
06-GJR	Foreign Equity	ClearBridge International Value Fund	A	Legg Mason Partners Fund Advisors, LLC	1.25	0.60	2.45	2.76
06-GJT	Foreign Equity	ClearBridge International Value Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.80	0.99	2.89	3.24
06-GJW	Large Cap Equity	ClearBridge Large Cap Growth Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.64	31.31	18.52	N/A
06-GJX	Large Cap Equity	ClearBridge Large Cap Growth Fund	R	Legg Mason Partners Fund Advisors, LLC	1.34	30.40	17.72	16.15
06-GJV	Large Cap Equity	ClearBridge Large Cap Growth Fund	A	Legg Mason Partners Fund Advisors, LLC	1.03	30.83	18.07	16.50
06-47N	Mid Cap Blend	ClearBridge Mid Cap	I	Legg Mason Partners Fund Advisors, LLC	0.85	16.47	10.78	11.34
06-3XF	Large Cap Equity	ClearBridge Sustainability Leaders Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.75	35.79	18.69	N/A
06-3KT	Specialty	Cohen & Steers Real Estate Securities Fund, Inc.	Z	Cohen & Steers Capital Management, Inc.	0.77	-1.66	7.71	N/A
06-3KV	Specialty	Cohen & Steers Realty Shares Fund	N/A	Cohen & Steers Capital Management, Inc.	0.89	-2.88	6.94	9.25
06-CWF	Foreign Equity	Columbia Acorn International Fund	Institutional 3	Columbia Management Investment Advisers, LLC	0.88	15.10	10.28	N/A
06-863	Foreign Equity	Columbia Acorn International Fund	Advisor	Columbia Management Investment Advisers, LLC	0.99	14.98	10.15	N/A
06-692	Foreign Equity	Columbia Acorn International Fund	Institutional	Columbia Management Investment Advisers, LLC	0.99	14.99	10.17	6.96

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-693	Foreign Equity	Columbia Acorn International Fund	A	Columbia Management Investment Advisers, LLC	1.24	14.68	9.89	6.66
06-902	Large Cap Equity	Columbia Contrarian Core Fund	A	Columbia Management Investment Advisers, LLC	1.02	21.98	14.08	13.48
06-095	Large Cap Equity	Columbia Contrarian Core Fund	Advisor	Columbia Management Investment Advisers, LLC	0.77	22.29	14.36	N/A
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3	Institutional 3	Columbia Management Investment Advisers, LLC	0.64	22.44	14.52	N/A
06-4FK	Large Cap Equity	Columbia Dividend Income	I3	Columbia Management Investment Advisers, LLC	0.57	7.91	12.74	N/A
06-903	Large Cap Equity	Columbia Dividend Income Fund	A	Columbia Management Investment Advisers, LLC	0.94	7.50	12.31	11.83
06-096	Large Cap Equity	Columbia Dividend Income Fund	Advisor	Columbia Management Investment Advisers, LLC	0.69	7.77	12.58	N/A
06-444	Intermediate Bond	Columbia Emerging Markets Bond Fund	Institutional	Columbia Management Investment Advisers, LLC	0.85	7.68	7.09	5.35
06-438	Intermediate Bond	Columbia Emerging Markets Bond Fund	A	Columbia Management Investment Advisers, LLC	1.10	7.42	6.81	5.07
06-CWG	Intermediate Bond	Columbia Emerging Markets Bond Fund	Institutional 3	Columbia Management Investment Advisers, LLC	0.68	7.87	7.29	N/A
06-334	Mid Cap Equity	Columbia Mid Cap Index Fund	A	Columbia Management Investment Advisers, LLC	0.45	13.10	11.80	10.99
06-FTM	Foreign Equity	Columbia Overseas Value Fund	A	Columbia Management Investment Advisers, LLC	1.16	-0.40	5.77	N/A
06-FTP	Foreign Equity	Columbia Overseas Value Fund	Institutional 3	Columbia Management Investment Advisers, LLC	0.77	-0.06	6.22	N/A
06-FTN	Foreign Equity	Columbia Overseas Value Fund	Advisor	Columbia Management Investment Advisers, LLC	0.91	-0.18	6.00	N/A
06-947	Intermediate Bond	Columbia Quality Income Fund	Advisor	Columbia Management Investment Advisers, LLC	0.67	6.02	4.03	N/A
06-914	Intermediate Bond	Columbia Quality Income Fund	A	Columbia Management Investment Advisers, LLC	0.92	5.81	3.78	3.93
06-FTT	Intermediate Bond	Columbia Quality Income Fund	Institutional 3	Columbia Management Investment Advisers, LLC	0.53	6.14	4.22	N/A
06-4GF	Large Cap Equity	Columbia Sel Large Gr	Institutional 3	Columbia Management Investment Advisers, LLC	0.67	48.14	19.27	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-4GG	Large Cap Equity	Columbia Sel Large Val	Institutional 3	Columbia Management Investment Advisers, LLC	0.43	6.53	11.63	N/A
06-4NM	World Stock	Columbia Select Glbl Eq Adv	Advisor	Columbia Management Investment Advisers, LLC	1.02	26.83	N/A	N/A
06-4NK	World Stock	Columbia Select Glbl Equity A	A	Columbia Management Investment Advisers, LLC	1.27	26.56	17.18	11.65
06-099	Large Cap Equity	Columbia Select Large Cap Value Fund	Advisor	Columbia Management Investment Advisers, LLC	0.55	6.41	11.51	N/A
06-912	Large Cap Equity	Columbia Select Large Cap Value Fund	A	Columbia Management Investment Advisers, LLC	0.80	6.11	11.23	11.03
06-911	Mid Cap Equity	Columbia Select Mid Cap Value Fund	A	Columbia Management Investment Advisers, LLC	1.17	6.48	9.34	9.60
06-098	Mid Cap Equity	Columbia Select Mid Cap Value Fund	Advisor	Columbia Management Investment Advisers, LLC	0.92	6.85	9.62	N/A
06-946	Small Cap Equity	Columbia Select Small Cap Value Fund	Advisor	Columbia Management Investment Advisers, LLC	1.03	9.83	7.66	N/A
06-CNX	Small Cap Equity	Columbia Select Small Cap Value Fund	Institutional	Columbia Management Investment Advisers, LLC	1.03	9.85	7.66	8.67
06-913	Small Cap Equity	Columbia Select Small Cap Value Fund	A	Columbia Management Investment Advisers, LLC	1.28	9.57	7.39	8.39
06-443	Specialty	Columbia Seligman Communications and Information Fund	Institutional	Columbia Management Investment Advisers, LLC	0.98	44.65	26.26	18.89
06-869	Specialty	Columbia Seligman Communications and Information Fund	Advisor	Columbia Management Investment Advisers, LLC	0.98	44.65	26.26	18.79
06-441	Specialty	Columbia Seligman Communications and Information Fund	A	Columbia Management Investment Advisers, LLC	1.23	44.29	25.94	18.58
06-FTR	Specialty	Columbia Seligman Communications and Information Fund	Institutional 3	Columbia Management Investment Advisers, LLC	0.89	44.78	N/A	N/A
06-336	Small Cap Equity	Columbia Small Cap Index Fund	A	Columbia Management Investment Advisers, LLC	0.45	10.92	11.90	11.43
06-551	Mid Cap Equity	CRM Mid Cap Value	Investor	Cramer Rosenthal McGlynn, LLC	1.17	10.55	12.07	10.22

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-552	Small Cap Equity	CRM Small Cap Value	Investor	Cramer Rosenthal McGlynn, LLC	1.17	-3.28	7.94	7.50
06-029	World Stock	Crossmark Steward Global Equity Income Fund	A	Crossmark Global Investments, Inc.	1.29	8.09	11.40	9.71
06-030	Large Cap Equity	Crossmark Steward Large Cap Enhanced Index Fund	A	Crossmark Global Investments, Inc.	0.85	12.25	12.49	12.09
06-031	Small Cap Equity	Crossmark Steward Small-Mid Cap Enhanced Index Fund	A	Crossmark Global Investments, Inc.	0.82	10.36	10.43	10.07
06-3YK	Foreign Equity	Delaware Emerging Markets Fund	R6	Delaware Management Company	1.25	25.96	N/A	N/A
06-3GP	Small Cap Equity	Delaware Small Cap Core Fund	R6	Delaware Management Company	0.72	15.52	N/A	N/A
06-3CN	Small Cap Equity	Delaware Small Cap Value Fund	R6	Delaware Management Company	0.72	-1.05	N/A	N/A
06-GKJ	Specialty	DFA Commodity Strategy Portfolio	Institutional	Dimensional Fund Advisors, LP	0.32	-1.78	1.93	-5.31
06-3F9	Foreign Equity	DFA Emerging Markets Core Equity Portfolio	Institutional	Dimensional Fund Advisors, LP	0.39	13.86	11.43	3.04
06-CWJ	Foreign Equity	DFA Emerging Markets Portfolio	Institutional	Dimensional Fund Advisors, LP	0.35	13.89	11.81	3.26
06-3CV	Foreign Equity	DFA Emerging Markets Sustainability Core 1 Portfolio	Institutional	Dimensional Fund Advisors, LP	0.52	14.04	N/A	N/A
06-988	Foreign Equity	DFA Emerging Markets Value	R2	Dimensional Fund Advisors, LP	0.71	2.44	9.45	0.28
06-3C4	Intermediate Bond	DFA Five-Year Global Fixed Income Portfolio	Institutional	Dimensional Fund Advisors, LP	0.26	1.52	2.20	2.41
06-CWK	Balanced	DFA Global Allocation 25/75 Portfolio	Institutional	Dimensional Fund Advisors, LP	0.24	7.29	5.29	4.31
06-989	Balanced	DFA Global Allocation 25/75 Portfolio	R2	Dimensional Fund Advisors, LP	0.49	7.12	5.04	3.98
06-CWM	Balanced	DFA Global Allocation 60/40 Portfolio	Institutional	Dimensional Fund Advisors, LP	0.25	11.57	8.96	7.22
06-991	Balanced	DFA Global Allocation 60/40 Portfolio	R2	Dimensional Fund Advisors, LP	0.50	11.30	8.69	6.96
06-CWN	World Stock	DFA Global Equity Portfolio	Institutional	Dimensional Fund Advisors, LP	0.28	13.49	11.91	9.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-992	World Stock	DFA Global Equity Portfolio	R2	Dimensional Fund Advisors, LP	0.50	13.25	11.63	9.43
06-3CW	Specialty	DFA Global Real Estate Securities Portfolio	N/A	Dimensional Fund Advisors, LP	0.24	-6.72	5.63	7.57
06-GKK	Intermediate Bond	DFA Inflation-Protected Securities Portfolio	Institutional	Dimensional Fund Advisors, LP	0.11	11.65	5.26	3.95
06-4FV	Intermediate Bond	DFA Interm Gov Fixed Inc	Institutional	Dimensional Fund Advisors, LP	0.12	9.10	4.07	3.64
06-4NH	Intermediate Term Bond	DFA Interm-Term Extnd Qlty I	Institutional	Dimensional Fund Advisors, LP	0.23	10.26	6.09	5.30
06-CWP	Foreign Equity	DFA International Core Equity Portfolio	Institutional	Dimensional Fund Advisors, LP	0.25	7.72	7.87	5.48
06-CWR	Foreign Equity	DFA International Small Company Portfolio	Institutional	Dimensional Fund Advisors, LP	0.44	9.26	8.55	6.73
06-3C7	Foreign Equity	DFA International Sustainability Core 1 Portfolio	N/A	Dimensional Fund Advisors, LP	0.26	11.63	8.91	5.99
06-993	Foreign Equity	DFA International Value	R2	Dimensional Fund Advisors, LP	0.59	-2.35	4.75	2.62
06-CWT	Intermediate Bond	DFA Investment Grade Portfolio	Institutional	Dimensional Fund Advisors, LP	0.22	9.19	4.90	N/A
06-CWV	Specialty	DFA Real Estate Securities Portfolio	Institutional	Dimensional Fund Advisors, LP	0.18	-5.04	6.22	9.04
06-4NG	Short Term Bond	DFA Short-Term Ext Quality I	Institutional	Dimensional Fund Advisors, LP	0.22	2.24	2.42	2.19
06-CWW	Large Cap Equity	DFA U.S. Large Cap Growth Portfolio	Institutional	Dimensional Fund Advisors, LP	0.19	21.80	16.77	N/A
06-3C3	Large Cap Equity	DFA U.S. Large Cap Value Portfolio	Institutional	Dimensional Fund Advisors, LP	0.22	-0.61	9.28	10.63
06-CWX	Large Cap Equity	DFA U.S. Large Company Portfolio	N/A	Dimensional Fund Advisors, LP	0.08	18.40	15.16	13.82
06-3YM	Small Cap Equity	DFA U.S. Micro Cap Portfolio	Institutional	Dimensional Fund Advisors, LP	0.44	6.59	9.69	10.09
06-CWY	Small Cap Equity	DFA U.S. Small Cap Growth Portfolio	Institutional	Dimensional Fund Advisors, LP	0.38	19.34	12.43	N/A
06-GFK	Small Cap Equity	DFA U.S. Small Cap Portfolio	Institutional	Dimensional Fund Advisors, LP	0.33	11.17	10.13	10.31

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3C6	Large Cap Equity	DFA U.S. Sustainability Core 1 Portfolio	N/A	Dimensional Fund Advisors, LP	0.20	21.22	15.68	13.63
06-994	Small Cap Equity	DFA U.S. Targeted Value Portfolio	R2	Dimensional Fund Advisors, LP	0.58	3.52	7.82	8.36
06-CXC	Small Cap Equity	DFA U.S. Targeted Value Portfolio	Institutional	Dimensional Fund Advisors, LP	0.33	3.77	8.10	8.63
06-4NF	Large Cap Blend	DFA US Core Equity 1I	Institutional	Dimensional Fund Advisors, LP	0.15	16.42	14.16	12.87
06-4NC	Small Cap Value	DFA US Small Cap Value I	Institutional	Dimensional Fund Advisors, LP	0.39	2.23	7.10	7.98
06-CXF	Intermediate Bond	DFA World Ex U.S. Government Fixed Income Portfolio	Institutional	Dimensional Fund Advisors, LP	0.20	6.35	5.36	N/A
06-4PC	High Yield Bond	Diamond Hill Corp Credit Y	Institutional	Diamond Hill	0.51	9.88	8.75	N/A
06-3PK	Managed Asset Allocation	Dimensional 2010 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.19	12.10	7.14	N/A
06-3PM	Managed Asset Allocation	Dimensional 2015 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.18	14.30	7.90	N/A
06-3PN	Managed Asset Allocation	Dimensional 2020 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.19	16.14	8.95	N/A
06-3PP	Managed Asset Allocation	Dimensional 2025 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.19	17.46	10.26	N/A
06-3PR	Managed Asset Allocation	Dimensional 2030 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.21	18.34	11.08	N/A
06-3PT	Managed Asset Allocation	Dimensional 2035 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.23	16.43	10.97	N/A
06-3PV	Managed Asset Allocation	Dimensional 2040 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.23	12.71	10.81	N/A
06-3PW	Managed Asset Allocation	Dimensional 2045 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.22	13.33	11.69	N/A
06-3PX	Managed Asset Allocation	Dimensional 2050 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.22	14.07	11.89	N/A
06-3PY	Managed Asset Allocation	Dimensional 2055 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.22	14.18	11.89	N/A
06-3R3	Managed Asset Allocation	Dimensional 2060 Target Date Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.22	14.08	11.89	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3R4	Managed Asset Allocation	Dimensional Retirement Income Fund	Institutional	Dimensional Fund Advisors, LP	0.20	9.32	5.58	N/A
06-FNG	Large Cap Equity	DWS CROCI U.S. Fund	S	DWS Inv Mgmt Americas, Inc.	0.67	-12.59	7.21	N/A
06-FNF	Large Cap Equity	DWS CROCI U.S. Fund	A	DWS Inv Mgmt Americas, Inc.	1.01	-12.88	6.92	N/A
06-3VN	Foreign Equity	DWS Emerging Markets Equity Fund	A	DWS Inv Mgmt Americas, Inc.	1.19	18.46	13.23	3.36
06-3VP	Foreign Equity	DWS Emerging Markets Equity Fund	S	DWS Inv Mgmt Americas, Inc.	1.02	18.64	13.45	3.58
06-3VJ	Foreign Equity	DWS Emerging Markets Equity Fund	R6	DWS Inv Mgmt Americas, Inc.	0.94	18.74	N/A	N/A
06-608	Specialty	DWS Enhanced Commodity Strategy Fund	S	DWS Inv Mgmt Americas, Inc.	1.01	-1.88	-0.03	-4.25
06-916	Specialty	DWS Enhanced Commodity Strategy Fund	A	DWS Inv Mgmt Americas, Inc.	1.21	-2.01	-0.24	-4.44
06-FRC	Intermediate Bond	DWS GNMA Fund	S	DWS Inv Mgmt Americas, Inc.	0.55	3.29	2.62	2.52
06-FPY	Intermediate Bond	DWS GNMA Fund	A	DWS Inv Mgmt Americas, Inc.	0.79	3.04	2.38	2.27
06-622	Mid Cap Equity	DWS Mid Cap Value Fund	A	DWS Inv Mgmt Americas, Inc.	0.99	18.77	9.53	10.29
06-632	Mid Cap Equity	DWS Mid Cap Value Fund	S	DWS Inv Mgmt Americas, Inc.	0.74	19.08	9.80	10.55
06-614	Specialty	DWS RREEF Global Infrastructure Fund	S	DWS Inv Mgmt Americas, Inc.	1.18	-2.10	6.69	8.35
06-917	Specialty	DWS RREEF Global Infrastructure Fund	A	DWS Inv Mgmt Americas, Inc.	1.33	-2.23	6.49	8.14
06-631	World Stock	DWS RREEF Real Assets Fund	S	DWS Inv Mgmt Americas, Inc.	1.07	3.88	7.45	3.66
06-621	World Stock	DWS RREEF Real Assets Fund	A	DWS Inv Mgmt Americas, Inc.	1.22	3.70	7.28	3.47
06-613	Specialty	DWS RREEF Real Estate Securities Fund	A	DWS Inv Mgmt Americas, Inc.	0.98	-5.20	6.00	8.64
06-CWH	Specialty	DWS RREEF Real Estate Securities Fund	R6	DWS Inv Mgmt Americas, Inc.	0.54	-4.74	6.48	N/A
06-617	Specialty	DWS RREEF Real Estate Securities Fund	S	DWS Inv Mgmt Americas, Inc.	0.76	-5.00	6.26	8.90
06-GGK	Small Cap Equity	DWS Small Cap Core Fund	A	DWS Inv Mgmt Americas, Inc.	1.24	14.41	10.53	10.36
06-GGM	Small Cap Equity	DWS Small Cap Core Fund	S	DWS Inv Mgmt Americas, Inc.	1.01	14.65	10.77	10.63
06-4NJ	Intermediate Term Bond	Federated Bond R6	Retirement	Federated Investment Management Company	0.59	9.08	N/A	N/A
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap Fund	Institutional	Federated Investment Management Company	0.91	44.06	25.10	N/A
06-918	High Yield Bond	Federated High Yield Trust	Service	Federated Investment Management Company	0.98	6.68	7.59	7.11

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-788	High Yield Bond	Federated High Yield Trust	Institutional	Federated Investment Management Company	0.73	6.79	7.83	N/A
06-GKM	High Yield Bond	Federated High Yield Trust	R6	Federated Investment Management Company	0.72	6.96	N/A	N/A
06-3GV	High Yield Bond	Federated Institutional High Yield Bond Fund	R6	Federated Investment Management Company	0.49	5.99	N/A	N/A
06-CHJ	Foreign Equity	Federated International Equity Fund	IS	Federated Investment Management Company	0.95	21.78	11.81	8.59
06-CHH	Foreign Equity	Federated International Equity Fund	A	Federated Investment Management Company	1.20	21.47	11.50	8.29
06-GKN	Foreign Equity	Federated International Leaders Fund	R6	Federated Investment Management Company	0.92	15.81	7.87	N/A
06-049	Foreign Equity	Federated International Leaders Fund	Institutional	Federated Investment Management Company	0.97	15.77	7.81	6.39
06-065	Foreign Equity	Federated International Leaders Fund	A	Federated Investment Management Company	1.23	15.46	7.54	6.12
06-CXG	Large Cap Equity	Federated Kaufmann Large Cap Fund	R6	Federated Investment Management Company	0.78	28.64	18.17	N/A
06-050	Large Cap Equity	Federated Kaufmann Large Cap Fund	Institutional	Federated Investment Management Company	0.84	28.55	18.11	15.79
06-066	Large Cap Equity	Federated Kaufmann Large Cap Fund	A	Federated Investment Management Company	1.09	28.24	17.80	15.50
06-067	Large Cap Equity	Federated MDT All Cap Core Fund	A	Federated Investment Management Company	1.05	21.52	15.14	13.46
06-051	Large Cap Equity	Federated MDT All Cap Core Fund	Institutional	Federated Investment Management Company	0.75	21.91	15.47	13.78
06-3MG	Small Cap Equity	Federated MDT Small Cap Core Fund	R6	Federated Investment Management Company	0.88	16.99	N/A	N/A
06-FTX	Small Cap Equity	Federated MDT Small Cap Growth Fund	R6	Federated Investment Management Company	0.88	29.88	N/A	N/A
06-FTV	Small Cap Equity	Federated MDT Small Cap Growth Fund	Institutional	Federated Investment Management Company	0.89	29.89	17.31	14.79
06-FTW	Small Cap Equity	Federated MDT Small Cap Growth Fund	A	Federated Investment Management Company	1.14	29.54	17.01	14.50
06-4FT	Small Cap Blend	Federated MDT SmallCap Core	Institutional	Federated Investment Management Company	0.89	16.99	13.80	12.65

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-4FR	Small Cap Blend	Federated MDT SmallCap Core	A	Federated Investment Management Company	1.14	16.74	13.53	12.37
06-3HR	Large Cap Equity	Fidelity 500 Index Fund	N/A	Fidelity Management & Research Company	0.02	18.40	15.21	N/A
06-4N6	Foreign Growth	Fidelity Adv China Region Z	Institutional	Fidelity Management & Research Company	0.81	47.98	N/A	N/A
06-4G3	Specialty	Fidelity Adv Industrials	Z	Fidelity Management & Research Company	0.65	11.61	N/A	N/A
06-4G4	Specialty	Fidelity Adv Intl RealEstate	Z	Fidelity Management & Research Company	0.83	5.84	N/A	N/A
06-4N4	Specialty	Fidelity Adv Technology Z	Institutional	Fidelity Management & Research Company	0.62	64.52	N/A	N/A
06-FVF	Balanced	Fidelity Advisor Balanced Fund	Z	Fidelity Management & Research Company	0.48	22.57	12.82	N/A
06-FVC	Balanced	Fidelity Advisor Balanced Fund	M	Fidelity Management & Research Company	1.10	21.82	12.11	10.17
06-FTY	Balanced	Fidelity Advisor Balanced Fund	I	Fidelity Management & Research Company	0.59	22.42	12.68	10.72
06-FVG	Foreign Equity	Fidelity Advisor Diversified International Fund	Z	Fidelity Management & Research Company	0.77	19.79	10.34	N/A
06-280	Foreign Equity	Fidelity Advisor Diversified International Fund	M	Fidelity Management & Research Company	1.46	18.98	9.58	7.43
06-045	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	M	Fidelity Management & Research Company	1.17	26.60	15.83	13.02
06-028	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Institutional	Fidelity Management & Research Company	0.61	27.28	16.50	13.67
06-FVH	Large Cap Equity	Fidelity Advisor Diversified Stock Fund	Z	Fidelity Management & Research Company	0.49	27.43	16.64	N/A
06-255	Large Cap Equity	Fidelity Advisor Dividend Growth Fund	M	Fidelity Management & Research Company	1.05	1.52	9.03	9.07
06-34X	Specialty	Fidelity Advisor Energy Fund	M	Fidelity Management & Research Company	1.40	-32.89	-6.76	-5.10
06-34W	Specialty	Fidelity Advisor Energy Fund	I	Fidelity Management & Research Company	0.82	-32.50	-6.24	-4.59
06-120	Large Cap Equity	Fidelity Advisor Equity Growth Fund	M	Fidelity Management & Research Company	1.23	43.06	20.60	16.56

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-260	Large Cap Equity	Fidelity Advisor Equity Income Fund	M	Fidelity Management & Research Company	1.16	0.98	8.51	8.72
06-GHK	Managed Asset Allocation	Fidelity Advisor Freedom 2005 Fund	Z6	FMR Co., Inc.	0.37	9.58	N/A	N/A
06-CCH	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	I	FMR Co., Inc.	0.51	10.87	7.99	6.43
06-195	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	M	FMR Co., Inc.	1.01	10.32	7.46	5.90
06-GHM	Managed Asset Allocation	Fidelity Advisor Freedom 2010 Fund	Z6	FMR Co., Inc.	0.39	11.00	N/A	N/A
06-CCJ	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	I	FMR Co., Inc.	0.55	12.15	8.91	6.99
06-101	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	M	FMR Co., Inc.	1.05	11.47	8.35	6.45
06-GHN	Managed Asset Allocation	Fidelity Advisor Freedom 2015 Fund	Z6	FMR Co., Inc.	0.41	12.31	N/A	N/A
06-CCK	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	I	FMR Co., Inc.	0.60	13.37	9.61	7.48
06-102	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	M	FMR Co., Inc.	1.10	12.76	9.07	6.95
06-GHP	Managed Asset Allocation	Fidelity Advisor Freedom 2020 Fund	Z6	FMR Co., Inc.	0.43	13.52	N/A	N/A
06-CCM	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	I	FMR Co., Inc.	0.64	14.15	10.18	8.09
06-103	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	M	FMR Co., Inc.	1.14	13.56	9.62	7.55
06-GHR	Managed Asset Allocation	Fidelity Advisor Freedom 2025 Fund	Z6	FMR Co., Inc.	0.45	14.38	N/A	N/A
06-CCN	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	I	FMR Co., Inc.	0.68	15.03	11.22	8.71
06-106	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	M	FMR Co., Inc.	1.18	14.47	10.66	8.17
06-GHT	Managed Asset Allocation	Fidelity Advisor Freedom 2030 Fund	Z6	FMR Co., Inc.	0.47	15.33	N/A	N/A
06-CCP	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	I	FMR Co., Inc.	0.73	16.39	12.18	9.35
06-107	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	M	FMR Co., Inc.	1.23	15.90	11.63	8.81
06-GHV	Managed Asset Allocation	Fidelity Advisor Freedom 2035 Fund	Z6	FMR Co., Inc.	0.49	16.74	N/A	N/A
06-CCR	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	I	FMR Co., Inc.	0.75	17.45	12.47	9.51
06-108	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	M	FMR Co., Inc.	1.25	16.82	11.91	8.97
06-GHW	Managed Asset Allocation	Fidelity Advisor Freedom 2040 Fund	Z6	FMR Co., Inc.	0.50	17.70	N/A	N/A
06-CCT	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	I	FMR Co., Inc.	0.75	17.50	12.47	9.57
06-284	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	M	FMR Co., Inc.	1.25	16.82	11.91	9.02
06-GHX	Managed Asset Allocation	Fidelity Advisor Freedom 2045 Fund	Z6	FMR Co., Inc.	0.50	17.71	N/A	N/A
06-CCV	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	I	FMR Co., Inc.	0.75	17.50	12.46	9.56
06-286	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	M	FMR Co., Inc.	1.25	16.84	11.90	9.02
06-GHY	Managed Asset Allocation	Fidelity Advisor Freedom 2050 Fund	Z6	FMR Co., Inc.	0.50	17.80	N/A	N/A
06-CCW	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	I	FMR Co., Inc.	0.75	17.45	12.46	N/A
06-394	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	M	FMR Co., Inc.	1.25	16.81	11.89	N/A
06-GJC	Managed Asset Allocation	Fidelity Advisor Freedom 2055 Fund	Z6	FMR Co., Inc.	0.50	17.80	N/A	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CCX	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	I	FMR Co., Inc.	0.75	17.48	12.47	N/A
06-CHG	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	M	FMR Co., Inc.	1.25	16.85	11.89	N/A
06-GJF	Managed Asset Allocation	Fidelity Advisor Freedom 2060 Fund	Z6	FMR Co., Inc.	0.50	17.73	N/A	N/A
06-111	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	M	FMR Co., Inc.	0.97	8.19	5.65	4.15
06-CCG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	I	FMR Co., Inc.	0.47	8.78	6.19	4.67
06-GJG	Managed Asset Allocation	Fidelity Advisor Freedom Income Fund	Z6	FMR Co., Inc.	0.37	8.90	N/A	N/A
06-46H	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2015 Fund	Z6	FMR Co., Inc.	0.28	12.29	N/A	N/A
06-43N	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2020 Fund	Z6	FMR Co., Inc.	0.29	13.46	N/A	N/A
06-43P	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2025 Fund	Z6	FMR Co., Inc.	0.31	14.43	N/A	N/A
06-43R	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2030 Fund	Z6	FMR Co., Inc.	0.32	15.37	N/A	N/A
06-43T	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2035 Fund	Z6	FMR Co., Inc.	0.34	16.92	N/A	N/A
06-43V	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2040 Fund	Z6	FMR Co., Inc.	0.35	18.01	N/A	N/A
06-43W	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2045 Fund	Z6	FMR Co., Inc.	0.35	17.95	N/A	N/A
06-43X	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2050 Fund	Z6	FMR Co., Inc.	0.35	18.09	N/A	N/A
06-43Y	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2055 Fund	Z6	FMR Co., Inc.	0.35	17.96	N/A	N/A
06-44C	Managed Asset Allocation	Fidelity Advisor Freedom® Blend 2060 Fund	Z6	FMR Co., Inc.	0.35	17.97	N/A	N/A
06-44F	Managed Asset Allocation	Fidelity Advisor Freedom® Blend Income Fund	Z6	FMR Co., Inc.	0.26	8.85	N/A	N/A
06-265	Large Cap Equity	Fidelity Advisor Growth & Income Fund	M	Fidelity Management & Research Company	1.20	6.97	10.97	10.98
06-125	Large Cap Equity	Fidelity Advisor Growth Opportunities Fund	M	Fidelity Management & Research Company	1.30	68.19	29.12	21.29

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-FVJ	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	Z	Fidelity Management & Research Company	0.88	22.36	N/A	N/A
06-155	Foreign Equity	Fidelity Advisor International Capital Appreciation Fund	M	Fidelity Management & Research Company	1.53	21.60	12.62	9.59
06-233	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	M	Fidelity Management & Research Company	1.32	28.61	12.11	10.60
06-232	Mid Cap Equity	Fidelity Advisor Leveraged Company Stock Fund	A	Fidelity Management & Research Company	1.08	28.90	12.38	10.86
06-3HN	Mid Cap Equity	Fidelity Advisor Mid Cap Value Fund	Z	Fidelity Management & Research Company	0.33	1.17	N/A	N/A
06-295	Large Cap Equity	Fidelity Advisor New Insights Fund	A	Fidelity Management & Research Company	1.11	23.64	15.73	13.42
06-166	Large Cap Equity	Fidelity Advisor New Insights Fund	M	Fidelity Management & Research Company	1.36	23.33	15.44	13.14
06-FVK	Large Cap Equity	Fidelity Advisor New Insights Fund	Z	Fidelity Management & Research Company	0.74	24.09	16.17	N/A
06-165	Foreign Equity	Fidelity Advisor Overseas Fund	M	Fidelity Management & Research Company	1.71	14.43	8.49	6.22
06-047	Specialty	Fidelity Advisor Real Estate Fund	I	Fidelity Management & Research Company	0.86	-6.67	3.34	7.47
06-391	Specialty	Fidelity Advisor Real Estate Fund	M	Fidelity SelectCo., LLC	1.31	-7.10	2.83	6.94
06-392	Specialty	Fidelity Advisor Real Estate Fund	A	Fidelity SelectCo., LLC	1.10	-6.90	3.06	7.19
06-GKP	Specialty	Fidelity Advisor Real Estate Income Fund	I	Fidelity SelectCo., LLC	0.74	-1.08	6.51	7.38
06-275	Small Cap Equity	Fidelity Advisor Small Cap Fund	M	Fidelity Management & Research Company	1.46	16.90	9.55	8.81
06-393	Small Cap Equity	Fidelity Advisor Small Cap Fund	A	Fidelity Management & Research Company	1.23	17.17	9.80	9.05
06-841	Large Cap Equity	Fidelity Advisor Stock Selector All Cap Fund	M	Fidelity Management & Research Company	1.18	24.21	15.04	N/A
06-270	Mid Cap Equity	Fidelity Advisor Stock Selector Mid Cap Fund	M	Fidelity Management & Research Company	1.38	12.50	11.72	10.47
06-043	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	M	Fidelity Management & Research Company	1.24	10.67	9.89	9.75
06-026	Large Cap Equity	Fidelity Advisor Strategic Dividend & Income Fund	I	Fidelity Management & Research Company	0.73	11.26	10.44	10.31

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-110	Intermediate Bond	Fidelity Advisor Strategic Income Fund	A	Fidelity Management & Research Company	0.97	7.19	6.14	4.69
06-027	Intermediate Bond	Fidelity Advisor Total Bond Fund	I	Fidelity Management & Research Company	0.50	9.29	5.57	4.54
06-044	Intermediate Bond	Fidelity Advisor Total Bond Fund	M	Fidelity Management & Research Company	0.75	9.02	5.30	4.26
06-FVM	Intermediate Bond	Fidelity Advisor Total Bond Fund	Z	Fidelity Management & Research Company	0.36	9.44	5.72	N/A
06-323	Mid Cap Equity	Fidelity Advisor Value Fund	M	Fidelity Management & Research Company	1.45	9.19	9.16	9.30
06-322	Mid Cap Equity	Fidelity Advisor Value Fund	A	Fidelity Management & Research Company	1.17	9.51	9.46	9.59
06-3WN	Foreign Equity	Fidelity Emerging Markets Index Fund	N/A	Fidelity Management & Research Company	0.08	17.82	12.75	N/A
06-3WJ	Mid Cap Equity	Fidelity Extended Market Index Fund	N/A	Fidelity Management & Research Company	0.05	32.16	16.05	N/A
06-4N3	Managed Asset Allocation	Fidelity Four In One Index	No Load	Fidelity Management & Research Company	0.11	16.28	11.91	10.24
06-4C3	Managed Asset Allocation	Fidelity Freedom® Index 2005 Fund Investor Class	Investor	FMR Co., Inc.	0.12	9.16	6.61	5.18
06-49Y	Managed Asset Allocation	Fidelity Freedom® Index 2010 Fund Investor Class	Investor	FMR Co., Inc.	0.12	10.40	7.59	6.12
06-4C4	Managed Asset Allocation	Fidelity Freedom® Index 2015 Fund Investor Class	Investor	FMR Co., Inc.	0.12	11.55	8.54	6.71
06-4C6	Managed Asset Allocation	Fidelity Freedom® Index 2020 Fund Investor Class	Investor	FMR Co., Inc.	0.12	12.70	9.29	7.22
06-4C7	Managed Asset Allocation	Fidelity Freedom® Index 2025 Fund Investor Class	Investor	FMR Co., Inc.	0.12	13.55	9.94	7.89
06-4C9	Managed Asset Allocation	Fidelity Freedom® Index 2030 Fund Investor Class	Investor	FMR Co., Inc.	0.12	14.32	11.09	8.55
06-4CC	Managed Asset Allocation	Fidelity Freedom® Index 2035 Fund Investor Class	Investor	FMR Co., Inc.	0.12	15.52	12.12	9.25
06-4CF	Managed Asset Allocation	Fidelity Freedom® Index 2040 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.45	12.43	9.43
06-4CG	Managed Asset Allocation	Fidelity Freedom® Index 2045 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.42	12.43	9.47

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-4CH	Managed Asset Allocation	Fidelity Freedom® Index 2050 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.44	12.44	9.46
06-4CJ	Managed Asset Allocation	Fidelity Freedom® Index 2055 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.48	12.44	N/A
06-4CK	Managed Asset Allocation	Fidelity Freedom® Index 2060 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.40	12.42	N/A
06-4F3	Managed Asset Allocation	Fidelity Freedom® Index 2065 Fund Investor Class	Investor	FMR Co., Inc.	0.12	16.45	N/A	N/A
06-4F4	Managed Asset Allocation	Fidelity Freedom® Index Income Fund Investor Class	Investor	FMR Co., Inc.	0.12	8.54	5.68	4.22
06-3WK	Intermediate Bond	Fidelity Inflation-Protected Bond Index Fund	N/A	Fidelity Management & Research Company	0.05	10.90	5.05	N/A
06-3HX	Foreign Equity	Fidelity International Index Fund	N/A	Fidelity Management & Research Company	0.04	8.17	7.72	N/A
06-4H6	Intermediate Bond	Fidelity International Sustainability Index Fund	Institutional	Fidelity Management & Research Company	0.20	12.98	N/A	N/A
06-3HW	Mid Cap Equity	Fidelity Mid Cap Index Fund	N/A	Fidelity Management & Research Company	0.03	17.11	13.40	N/A
06-3WP	Specialty	Fidelity Real Estate Index Fund	N/A	Fidelity Management & Research Company	0.07	-11.33	2.94	N/A
06-3HV	Small Cap Equity	Fidelity Small Cap Index Fund	N/A	Fidelity Management & Research Company	0.03	19.99	13.43	N/A
06-4H4	Managed Asset Allocation	Fidelity Sustainability Bond Index Fund	Institutional	Fidelity Management & Research Company	0.10	7.49	N/A	N/A
06-3WH	Foreign Equity	Fidelity Total International Index Fund	N/A	Fidelity Management & Research Company	0.06	11.07	N/A	N/A
06-3MR	Large Cap Equity	Fidelity Total Market Index Fund	N/A	Fidelity Management & Research Company	0.02	20.78	15.38	N/A
06-3HT	Intermediate Bond	Fidelity U.S. Bond Index Fund	N/A	Fidelity Management & Research Company	0.03	7.80	4.41	N/A
06-3X3	Large Cap Equity	Fidelity US Sustainability Index Fund	N/A	Fidelity Management & Research Company	0.11	18.67	N/A	N/A
06-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial	Fidelity Management & Research Company	0.62	14.87	8.62	7.35
06-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial	Fidelity Management & Research Company	0.61	30.57	16.19	13.52

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial	Fidelity Management & Research Company	0.53	6.69	10.69	10.17
06-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial	Fidelity Management & Research Company	0.63	43.89	21.32	17.25
06-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial	Fidelity Management & Research Company	0.67	2.75	6.99	5.58
06-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial	Fidelity Management & Research Company	0.79	15.61	9.25	6.82
06-3VC	World Stock	First Eagle Global Fund	R6	First Eagle Investment Management, LLC	0.79	8.66	N/A	N/A
06-3VF	Foreign Equity	First Eagle Overseas Fund	R6	First Eagle Investment Management, LLC	0.80	7.36	N/A	N/A
06-3RY	Large Cap Equity	Franklin DynaTech Fund	R6	Franklin Advisers, Inc.	0.50	58.22	26.02	N/A
06-3T3	Large Cap Equity	Franklin Equity Income Fund	R6	Franklin Advisers, Inc.	0.52	6.03	10.77	N/A
06-819	Large Cap Equity	Franklin Growth Fund	A	Franklin Advisers, Inc.	0.82	30.64	18.06	14.80
06-818	Large Cap Equity	Franklin Growth Fund	R	Franklin Advisers, Inc.	1.07	30.31	17.77	14.51
06-CMX	Large Cap Equity	Franklin Growth Fund	Advisor	Franklin Advisers, Inc.	0.57	30.96	18.36	15.09
06-4PN	Large Cap Growth	Franklin Growth Opportunities Fund	R	Franklin Advisers, Inc.	0.59	45.87	19.65	N/A
06-CMW	Large Cap Equity	Franklin Growth Opportunities Fund	R	Franklin Advisers, Inc.	1.20	45.01	18.89	14.86
06-CNW	Large Cap Equity	Franklin Growth Opportunities Fund	Advisor	Franklin Advisers, Inc.	0.70	45.73	19.48	15.42
06-FXP	Large Cap Equity	Franklin Growth Series	R6	Franklin Advisers, Inc.	0.48	31.08	18.50	N/A
06-GKR	Managed Asset Allocation	Franklin Income Fund	R6	Franklin Advisers, Inc.	0.40	3.78	7.69	N/A
06-724	Balanced	Franklin Income Fund	R	Franklin Advisers, Inc.	0.96	3.26	7.09	5.84
06-719	Balanced	Franklin Income Fund	Advisor	Franklin Advisers, Inc.	0.46	3.72	7.63	6.40
06-3T4	Foreign Equity	Franklin International Growth Fund	R6	Franklin Templeton Institutional LLC	0.74	33.01	16.99	N/A
06-3TN	Balanced	Franklin Managed Income Fund	R6	Franklin Advisers, Inc.	0.60	5.70	8.48	N/A
06-726	World Stock	Franklin Mutual Global Discovery Fund	R	Franklin Mutual Advisers, LLC	1.51	-4.87	5.16	5.90
06-FXR	World Stock	Franklin Mutual Global Discovery Fund	R6	Franklin Mutual Advisers, LLC	0.91	-4.27	5.81	N/A
06-723	World Stock	Franklin Mutual Global Discovery Fund	Z	Franklin Mutual Advisers, LLC	1.01	-4.38	5.69	6.43
06-3T6	World Stock	Franklin Mutual Quest Fund	R6	Franklin Mutual Advisers, LLC	0.73	-1.79	5.09	N/A
06-4PG	Specialty	Franklin Real Estate Securities Fund	R	Franklin Mutual Advisers, LLC	0.60	-3.13	5.03	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3T7	Large Cap Equity	Franklin Rising Dividends Fund	R6	Franklin Advisers, Inc.	0.54	16.70	14.91	N/A
06-3T9	Small Cap Equity	Franklin Small Cap Growth Fund	R6	Franklin Advisers, Inc.	0.66	41.75	19.60	N/A
06-247	Small Cap Equity	Franklin Small Cap Value Fund	A	Franklin Advisers, Inc.	1.06	5.39	10.71	8.94
06-CMY	Small Cap Equity	Franklin Small Cap Value Fund	Advisor	Franklin Advisory Services, LLC	0.81	5.66	10.98	9.24
06-GKT	Small Cap Equity	Franklin Small Cap Value Fund	R6	Franklin Advisory Services, LLC	0.63	5.83	11.19	N/A
06-248	Small Cap Equity	Franklin Small Cap Value Fund	R	Franklin Advisory Services, LLC	1.31	5.11	10.43	8.69
06-3TC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	R6	Franklin Advisory Services, LLC	0.50	56.57	20.50	N/A
06-890	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	R	Franklin Advisory Services, LLC	1.13	55.59	19.69	14.08
06-CNC	Mid Cap Equity	Franklin Small-Mid Cap Growth Fund	Advisor	Franklin Advisory Services, LLC	0.63	56.35	20.28	14.65
06-CXH	Intermediate Bond	Franklin Strategic Income Fund	R6	Franklin Advisers, Inc.	0.51	3.74	4.78	N/A
06-821	Intermediate Bond	Franklin Strategic Income Fund	A	Franklin Advisers, Inc.	0.88	3.48	4.38	3.68
06-915	Intermediate Bond	Franklin Strategic Income Fund	R	Franklin Advisers, Inc.	1.13	3.13	4.12	3.43
06-CNF	Intermediate Bond	Franklin Strategic Income Fund	Advisor	Franklin Advisers, Inc.	0.63	3.63	4.64	3.94
06-3RV	Intermediate Bond	Franklin U.S. Government Securities Fund	R6	Franklin Advisers, Inc.	0.53	3.71	2.40	N/A
06-FNP	Specialty	Franklin Utilities Fund	R6	Franklin Advisers, Inc.	0.50	-1.66	10.99	N/A
06-FPN	Specialty	Franklin Utilities Fund	R	Franklin Advisers, Inc.	1.08	-2.21	10.34	10.33
06-FPC	Specialty	Franklin Utilities Fund	Advisor	Franklin Advisers, Inc.	0.58	-1.79	10.88	10.88
06-GKV	High Yield Bond	Frost Credit Fund	Institutional	Frost Investment Advisors, Inc.	N/A	N/A	N/A	N/A
06-GKW	Large Cap Equity	Frost Growth Equity Fund	Institutional	Frost Investment Advisors, Inc.	N/A	N/A	N/A	N/A
06-GKX	Intermediate Bond	Frost Total Return Bond Fund	Institutional	Frost Investment Advisors, Inc.	N/A	N/A	N/A	N/A
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income Fund	R	Goldman Sachs Asset Management, LP	0.37	9.91	5.07	N/A
06-3GG	Foreign Equity	Goldman Sachs Emerging Markets Equity Fund	R6	Goldman Sachs Asset Management, LP	1.06	31.00	15.44	N/A
06-CGJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Resource	Goldman Sachs Asset Management, LP	0.83	0.17	0.57	0.29
06-CXJ	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	R6	Goldman Sachs Asset Management, LP	0.18	0.40	1.06	N/A
06-CGH	Fixed Interest Cash	Goldman Sachs Financial Square Government Fund	Administrative	Goldman Sachs Asset Management, LP	0.43	0.27	0.83	0.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-729	Mid Cap Equity	Goldman Sachs Growth Opportunities Fund	Service	Goldman Sachs Asset Management, LP	1.40	44.09	18.48	13.87
06-727	Mid Cap Equity	Goldman Sachs Growth Opportunities Fund	Investor	Goldman Sachs Asset Management, LP	1.00	44.62	18.96	14.30
06-CXK	Mid Cap Equity	Goldman Sachs Growth Opportunities Fund	R6	Goldman Sachs Asset Management, LP	0.89	44.74	19.08	N/A
06-251	World Stock	Goldman Sachs Growth Strategy Portfolio	Service	Goldman Sachs Asset Management, LP	1.13	13.85	9.70	7.49
06-249	World Stock	Goldman Sachs Growth Strategy Portfolio	Institutional	Goldman Sachs Asset Management, LP	0.63	14.33	10.23	8.01
06-368	Foreign Equity	Goldman Sachs International Equity Insights Fund	Service	Goldman Sachs Asset Management, LP	1.29	7.28	7.16	5.18
06-367	Foreign Equity	Goldman Sachs International Equity Insights Fund	Institutional	Goldman Sachs Asset Management, LP	0.79	7.83	7.71	5.72
06-CXM	Foreign Equity	Goldman Sachs International Equity Insights Fund	R6	Goldman Sachs Asset Management, LP	0.78	7.85	7.71	N/A
06-CKY	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Service	Goldman Sachs Asset Management, LP	1.04	31.51	17.42	15.83
06-CKX	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	Investor	Goldman Sachs Asset Management, LP	0.66	31.97	17.84	16.23
06-CXN	Large Cap Equity	Goldman Sachs Large Cap Growth Insights Fund	R6	Goldman Sachs Asset Management, LP	0.53	32.16	18.02	N/A
06-068	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Service	Goldman Sachs Asset Management, LP	1.06	0.96	8.43	10.13
06-052	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	Investor	Goldman Sachs Asset Management, LP	0.68	1.34	8.82	10.52
06-CXP	Large Cap Equity	Goldman Sachs Large Cap Value Insights Fund	R6	Goldman Sachs Asset Management, LP	0.55	1.44	8.99	N/A
06-253	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Service	Goldman Sachs Asset Management, LP	1.35	8.26	9.56	8.92
06-252	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	Institutional	Goldman Sachs Asset Management, LP	0.85	8.78	10.11	9.47
06-CXR	Mid Cap Equity	Goldman Sachs Mid Cap Value Fund	R6	Goldman Sachs Asset Management, LP	0.84	8.80	10.12	N/A
06-842	World Stock	Goldman Sachs Satellite Strategies Fund	Service	Goldman Sachs Asset Management, LP	1.54	3.33	5.75	3.92

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-728	World Stock	Goldman Sachs Satellite Strategies Fund	Investor	Goldman Sachs Asset Management, LP	1.17	3.56	6.10	4.27
06-254	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Institutional	Goldman Sachs Asset Management, LP	0.96	2.06	8.64	9.62
06-256	Small Cap Equity	Goldman Sachs Small Cap Value Fund	Service	Goldman Sachs Asset Management, LP	1.46	1.54	8.09	9.07
06-CXT	Small Cap Equity	Goldman Sachs Small Cap Value Fund	R6	Goldman Sachs Asset Management, LP	0.95	2.05	8.65	N/A
06-4NP	Mid Cap Growth	Goldman Sachs Small Mid Gr R6	Retirement	Goldman Sachs Asset Management, LP	0.92	53.03	20.75	N/A
06-46M	Small Cap Blend	Goldman Sachs SmCp Eq Insts	R6	Goldman Sachs Asset Management, LP	0.83	6.97	10.90	N/A
06-257	Specialty	Goldman Sachs Technology Opportunities Fund	Institutional	Goldman Sachs Asset Management, LP	0.98	45.86	25.04	17.38
06-258	Specialty	Goldman Sachs Technology Opportunities Fund	Service	Goldman Sachs Asset Management, LP	1.48	45.14	24.43	16.80
06-069	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Service	Goldman Sachs Asset Management, LP	1.06	17.68	13.36	13.09
06-053	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	Investor	Goldman Sachs Asset Management, LP	0.68	18.12	13.77	13.49
06-FXT	Large Cap Equity	Goldman Sachs U.S. Equity Insights Fund	R6	Goldman Sachs Asset Management, LP	0.55	18.29	13.93	N/A
06-3MT	World Stock	GuideStone Funds Aggressive Allocation Fund	Investor	Guidestone Capital Management	1.22	15.49	11.93	9.64
06-3MV	Balanced	GuideStone Funds Balanced Allocation Fund	Investor	Guidestone Capital Management	1.03	10.66	8.20	6.31
06-3MW	Balanced	GuideStone Funds Conservative Allocation Fund	Investor	Guidestone Capital Management	0.92	6.92	5.40	3.88
06-3MX	Balanced	GuideStone Funds Defensive Market Strategies Fund	Investor	Guidestone Capital Management	0.94	9.86	10.07	N/A
06-3YV	Foreign Equity	GuideStone Funds Emerging Markets Equity Fund	N/A	Guidestone Capital Management	1.20	22.15	12.50	N/A
06-3YW	Large Cap Equity	GuideStone Funds Equity Index Fund	N/A	Guidestone Capital Management	0.13	18.19	15.30	13.92
06-3YX	Intermediate Bond	GuideStone Funds Extended- Duration Bond Fund	N/A	Guidestone Capital Management	0.57	12.80	8.08	7.40

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3YY	Intermediate Bond	GuideStone Funds Global Bond Fund	N/A	Guidestone Capital Management	0.55	5.28	6.09	N/A
06-43C	Specialty	GuideStone Funds Global Real Estate Securities Fund	N/A	Guidestone Capital Management	0.83	-4.54	5.59	N/A
06-3MY	Balanced	GuideStone Funds Growth Allocation Fund	Investor	Guidestone Capital Management	1.14	12.96	10.17	7.87
06-43F	Large Cap Equity	GuideStone Funds Growth Equity Fund	N/A	Guidestone Capital Management	0.71	35.75	19.42	16.02
06-43G	Foreign Equity	GuideStone Funds International Equity Fund	N/A	Guidestone Capital Management	1.10	7.81	8.68	5.31
06-43H	Intermediate Bond	GuideStone Funds Medium- Duration Bond Fund	N/A	Guidestone Capital Management	0.40	9.20	5.09	4.39
06-43J	Small Cap Equity	GuideStone Funds Small Cap Equity Fund	N/A	Guidestone Capital Management	0.99	20.08	11.93	10.80
06-43M	Large Cap Equity	GuideStone Funds Value Equity Fund	Institutional	Guidestone Capital Management	0.63	4.19	9.23	10.30
06-49R	Large Cap Growth	Harbor Capital Apprec Ret	Retirement	Harbor	0.59	54.56	N/A	N/A
06-49T	Mid Cap Value	Harbor MidCap Value Ret	Retirement	Harbor	0.77	-3.71	N/A	N/A
06-3YJ	Large Cap Equity	Hartford Core Equity Fund	R6	Hartford Funds Management Company, LLC	0.38	18.49	15.07	N/A
06-3XH	World Stock	Hartford Environmental Opportunities Fund	R6	Hartford Funds Management Company, LLC	0.69	41.57	N/A	N/A
06-3NW	Foreign Equity	Hartford Schroders International Multi-Cap Value Fund	SDR	Hartford Funds Management Company, LLC	0.76	1.14	6.42	N/A
06-3NX	Foreign Equity	Hartford Schroders International Stock Fund	SDR	Hartford Funds Management Company, LLC	0.75	24.94	11.98	N/A
06-3CT	Mid Cap Equity	Hartford Schroders US Small/ Mid-Cap Opportunities Fund	R4	Hartford Funds Management Company, LLC	1.24	8.86	N/A	N/A
06-023	Large Cap Equity	Invesco American Franchise Fund	A	Invesco Advisers Inc.	1.00	42.18	19.35	15.03
06-054	Mid Cap Equity	Invesco American Value Fund	Y	Invesco Advisers Inc.	0.90	1.49	7.12	8.42
06-070	Mid Cap Equity	Invesco American Value Fund	A	Invesco Advisers Inc.	1.15	1.26	6.85	8.15
06-4HF	Mid Cap Value	Invesco American Value R6	Retirement	Invesco Advisers Inc.	0.73	1.65	7.30	N/A
06-4PM	Large Cap Value	Invesco Comstock Fund	R	Invesco Advisers Inc.	0.42	-0.38	9.11	N/A
06-772	Large Cap Equity	Invesco Comstock Fund	R	Invesco Advisers Inc.	1.08	-1.06	8.38	9.10
06-771	Large Cap Equity	Invesco Comstock Fund	A	Invesco Advisers Inc.	0.83	-0.79	8.66	9.38

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-317	Large Cap Equity	Invesco Comstock Sel A	A	Invesco Advisers Inc.	0.93	-0.33	7.98	8.20
06-762	Large Cap Equity	Invesco Comstock Sel Y	Y	Invesco Advisers Inc.	0.68	-0.10	8.24	8.51
06-3G7	Intermediate Bond	Invesco Core Plus Bond Fund	R6	Invesco Advisers Inc.	0.46	10.00	5.87	N/A
06-3W4	Intermediate Bond	Invesco Corporate Bond Fund	R6	Invesco Advisers Inc.	0.41	11.81	7.94	N/A
06-466	Foreign Equity	Invesco Developing Mkts A	A	Invesco Advisers Inc.	1.22	17.22	12.97	4.90
06-DDD	Foreign Equity	Invesco Developing Mkts R6	R6	Invesco Advisers Inc.	0.82	17.66	13.43	N/A
06-571	Foreign Equity	Invesco Developing Mkts Y	Y	Invesco Advisers Inc.	0.97	17.50	13.24	5.19
06-4HH	Mid Cap Growth	Invesco Disc Mc Gr R	Retirement	Invesco Advisers Inc.	1.32	39.82	18.60	15.01
06-4H9	Mid Cap Growth	Invesco Disc Mid Cap Gr A	A	Invesco Advisers Inc.	1.05	40.11	18.90	15.32
06-4HC	Mid Cap Growth	Invesco Disc Mid Cap Gr R5	Retirement	Invesco Advisers Inc.	0.71	40.69	N/A	N/A
06-3F3	Mid Cap Equity	Invesco Disc MidCapGr R6	R6	Invesco Advisers Inc.	0.65	40.73	19.41	N/A
06-817	Large Cap Equity	Invesco Diversified Dividend Fund	Investor	Invesco Advisers Inc.	0.78	0.20	7.45	9.45
06-816	Large Cap Equity	Invesco Diversified Dividend Fund	A	Invesco Advisers Inc.	0.84	0.12	7.39	9.39
06-CXV	Large Cap Equity	Invesco Diversified Dividend Fund	R6	Invesco Advisers Inc.	0.44	0.55	7.82	N/A
06-810	Specialty	Invesco Energy Fund	Investor	Invesco Advisers Inc.	1.45	-32.16	-9.86	-9.11
06-835	Specialty	Invesco Energy Fund	A	Invesco Advisers Inc.	1.45	-32.18	-9.87	-9.12
06-46C	Large Cap Blend	Invesco Equally-Weighted S&P 500 Fund Class	R6	Invesco Advisers Inc.	0.16	12.76	12.79	N/A
06-071	Specialty	Invesco Floating Rate ESG A	A	Invesco Advisers Inc.	1.08	1.51	4.65	3.83
06-FXV	Specialty	Invesco Floating Rate ESG R6	R6	Invesco Advisers Inc.	0.72	1.87	4.98	N/A
06-055	Specialty	Invesco Floating Rate ESG Y	Y	Invesco Advisers Inc.	0.83	1.76	4.91	4.09
06-763	World Stock	Invesco Global A	A	Invesco Advisers Inc.	1.06	27.62	14.65	11.37
06-845	Specialty	Invesco Global Health Care Fund	A	Invesco Advisers Inc.	1.07	14.44	9.12	13.14
06-815	Specialty	Invesco Global Health Care Fund	Investor	Invesco Advisers Inc.	1.07	14.44	9.12	13.14
06-229	World Stock	Invesco Global Low Volatility Equity Yield Fund	R5	Invesco Advisers Inc.	1.17	-4.81	3.98	5.09
06-465	World Stock	Invesco Global Low Volatility Equity Yield Fund	A	Invesco Advisers Inc.	1.59	-5.23	3.58	4.62
06-FYW	Foreign Equity	Invesco Global Opps R6	R6	Invesco Advisers Inc.	0.70	40.12	20.28	N/A
06-556	World Stock	Invesco Global Ops A	A	Invesco Advisers Inc.	1.10	39.59	19.79	14.34
06-843	World Stock	Invesco Global Ops Y	Y	Invesco Advisers Inc.	0.86	39.88	20.08	14.63
06-FYV	World Stock	Invesco Global R6	R6	Invesco Advisers Inc.	0.68	28.10	15.11	N/A
06-288	Intermediate Bond	Invesco Global Strat Inc A	A	Invesco Advisers Inc.	0.97	3.51	4.27	3.49
06-751	Intermediate Bond	Invesco Global Strat Inc Y	Y	Invesco Advisers Inc.	0.73	3.76	4.52	3.75

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-752	World Stock	Invesco Global Y	Y	Invesco Advisers Inc.	0.83	27.90	14.91	11.64
06-463	Specialty	Invesco Gold & Spcl Min A	A	Invesco Advisers Inc.	1.20	36.11	24.71	-3.63
06-34Y	Specialty	Invesco Gold & Spcl Min R6	R6	Invesco Advisers Inc.	0.74	36.64	25.22	N/A
06-753	Specialty	Invesco Gold & Spcl Min Y	Y	Invesco Advisers Inc.	0.96	36.39	24.99	-3.41
06-193	Foreign Equity	Invesco International Growth Fund	R	Invesco Advisers Inc.	1.60	13.06	8.08	6.06
06-192	Foreign Equity	Invesco International Growth Fund	R5	Invesco Advisers Inc.	1.00	13.75	8.71	6.69
06-CXW	Foreign Equity	Invesco International Growth Fund	R6	Invesco Advisers Inc.	0.91	13.85	8.81	N/A
06-297	Intermediate Bond	Invesco Intl Bond A	A	Invesco Advisers Inc.	1.01	8.23	5.57	2.98
06-FYX	Intermediate Bond	Invesco Intl Bond R6	R6	Invesco Advisers Inc.	0.62	8.47	6.00	N/A
06-754	Intermediate Bond	Invesco Intl Bond Y	Y	Invesco Advisers Inc.	0.76	8.49	5.83	3.24
06-319	Foreign Equity	Invesco Intl Growth A	A	Invesco Advisers Inc.	1.13	21.91	9.30	7.69
06-FNC	Foreign Equity	Invesco Intl Growth R6	R6	Invesco Advisers Inc.	0.69	22.40	9.76	N/A
06-756	Foreign Equity	Invesco Intl Growth Y	Y	Invesco Advisers Inc.	0.88	22.18	9.57	7.99
06-4FY	Foreign Equity	Invesco Intl Small Company	R6	Invesco Advisers Inc.	1.13	10.66	9.50	N/A
06-764	Foreign Equity	Invesco Intl SmMid Co A	A	Invesco Advisers Inc.	1.34	24.78	14.11	12.14
06-FCC	Foreign Equity	Invesco Intl SmMid Co R6	R6	Invesco Advisers Inc.	0.95	25.23	14.58	N/A
06-757	Foreign Equity	Invesco Intl SmMId Co Y	Y	Invesco Advisers Inc.	1.10	25.07	14.39	12.47
06-766	Large Cap Equity	Invesco Main St All Cap A	A	Invesco Advisers Inc.	1.12	19.79	12.70	10.85
06-758	Large Cap Equity	Invesco Main St All Cap Y	Y	Invesco Advisers Inc.	0.88	20.03	12.96	11.14
06-262	Small Cap Equity	Invesco Main St Mid Cap A	A	Invesco Advisers Inc.	1.10	9.13	10.48	10.03
06-4HG	Mid Cap Blend	Invesco Main St Mid Cap R	Retirement	Invesco Advisers Inc.	1.34	8.87	10.21	9.74
06-759	Small Cap Equity	Invesco Main St Mid Cap Y	Y	Invesco Advisers Inc.	0.84	9.44	10.76	10.34
06-924	World Stock	Invesco Prt Active Alloc A	A	Invesco Advisers Inc.	1.09	13.04	9.42	7.76
06-893	World Stock	Invesco Prt Active Alloc Y	Y	Invesco Advisers Inc.	0.84	13.22	9.67	8.04
06-078	Specialty	Invesco Sen Floating Rate A	A	Invesco Advisers Inc.	1.14	-4.47	2.53	2.80
06-GCC	Specialty	Invesco Sen Floating Rate R6	R6	Invesco Advisers Inc.	0.80	-4.15	2.88	N/A
06-062	Specialty	Invesco Sen Floating Rate Y	Y	Invesco Advisers Inc.	0.89	-4.26	2.78	3.06
06-595	Small Cap Equity	Invesco Small Cap Growth Fund	R	Invesco Advisers Inc.	1.42	56.59	19.51	15.32
06-320	Small Cap Equity	Invesco Small Cap Growth Fund	A	Invesco Advisers Inc.	1.17	57.00	19.81	15.61
06-CXX	Small Cap Equity	Invesco Small Cap Growth Fund	R6	Invesco Advisers Inc.	0.71	57.70	20.37	N/A
06-855	Specialty	Invesco Technology Fund	A	Invesco Advisers Inc.	1.19	45.97	21.17	15.19
06-805	Specialty	Invesco Technology Fund	Investor	Invesco Advisers Inc.	1.09	46.06	21.28	15.28
06-926	Intermediate Bond	Invesco Total Ret Bond A	A	Invesco Advisers Inc.	0.71	9.22	4.85	4.80

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-894	Intermediate Bond	Invesco Total Ret Bond Y	Y	Invesco Advisers Inc.	0.46	9.44	5.14	5.05
06-813	Large Cap Equity	Invesco Value Opportunities Fund	R	Invesco Advisers Inc.	1.47	5.29	8.48	N/A
06-814	Large Cap Equity	Invesco Value Opportunities Fund	A	Invesco Advisers Inc.	1.22	5.48	8.73	8.12
06-3VK	Foreign Equity	iShares MSCI EAFE International Index Fund	K	Blackrock Advisors, LLC	0.04	8.07	7.63	N/A
06-46N	Foreign Blend	iShares MSCI Total Intl Idx	K	Blackrock Advisors, LLC	0.11	10.76	9.01	N/A
06-46P	Large Cap Blend	iShares Russell 1000LgCp Idx	K	Blackrock Advisors, LLC	0.08	20.84	15.49	N/A
06-3GR	Small Cap Equity	iShares Russell 2000 Small-Cap Index Fund	K	Blackrock Advisors, LLC	0.07	20.00	13.33	N/A
06-3GM	Mid Cap Equity	iShares Russell Mid-Cap Index Fund	K	Blackrock Advisors, LLC	0.07	17.12	13.35	N/A
06-3G4	Large Cap Equity	iShares S&P 500 Index Fund	K	Blackrock Advisors, LLC	0.03	18.43	15.20	13.82
06-3XR	Large Cap Equity	iShares Total U.S. Stock Market Index Fund	K	Blackrock Advisors, LLC	0.03	20.79	15.46	N/A
06-3VM	Intermediate Bond	iShares U.S. Aggregate Bond Index Fund	K	Blackrock Advisors, LLC	0.05	7.64	4.39	3.70
06-007	World Stock	Ivy Asset Strategy Fund	R	Ivy Investment Management Co.	1.46	13.08	7.53	5.34
06-008	World Stock	Ivy Asset Strategy Fund	Y	Ivy Investment Management Co.	1.11	13.47	7.91	5.72
06-010	Balanced	Ivy Balanced Fund	Y	Ivy Investment Management Co.	1.10	14.34	8.93	8.75
06-009	Balanced	Ivy Balanced Fund	R	Ivy Investment Management Co.	1.45	13.95	8.54	N/A
06-CXY	Balanced	Ivy Balanced Fund	N	Ivy Investment Management Co.	0.71	14.80	9.36	N/A
06-3XY	Foreign Equity	Ivy Emerging Markets Equity Fund	N	Ivy Investment Management Co.	0.99	35.61	16.41	N/A
06-CGP	Specialty	Ivy Energy Fund	R	Ivy Investment Management Co.	1.74	-38.98	-13.62	N/A
06-CGR	Specialty	Ivy Energy Fund	Y	Ivy Investment Management Co.	1.35	-38.71	-13.31	-8.95
06-011	High Yield Bond	Ivy High Income Fund	R	Ivy Investment Management Co.	1.32	4.91	7.13	N/A
06-012	High Yield Bond	Ivy High Income Fund	Y	Ivy Investment Management Co.	0.95	5.32	7.52	6.33

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GMF	High Yield Bond	Ivy High Income Fund	N	Ivy Investment Management Co.	0.58	5.71	7.94	N/A
06-3VY	Mid Cap Equity	Ivy Mid Cap Growth Fund	N	Ivy Investment Management Co.	0.79	48.98	22.98	N/A
06-CGT	Specialty	Ivy Science and Technology Fund	R	Ivy Investment Management Co.	1.57	35.53	20.80	16.78
06-CGV	Specialty	Ivy Science and Technology Fund	Y	Ivy Investment Management Co.	1.18	36.06	21.25	17.20
06-GMG	Specialty	Ivy Science and Technology Fund	N	Ivy Investment Management Co.	0.83	36.53	21.70	N/A
06-FPF	Small Cap Equity	Ivy Small Cap Core Fund	Y	Ivy Investment Management Co.	1.32	7.15	11.66	9.13
06-FPP	Small Cap Equity	Ivy Small Cap Core Fund	R	Ivy Investment Management Co.	1.64	6.77	11.30	N/A
06-FNR	Small Cap Equity	Ivy Small Cap Core Fund	N	Ivy Investment Management Co.	0.89	7.60	12.13	N/A
06-612	Balanced	Janus Henderson Balanced Fund	R	Janus Capital Management LLC	1.32	13.65	11.11	9.43
06-CYC	Balanced	Janus Henderson Balanced Fund	N	Janus Capital Management LLC	0.57	14.48	11.95	N/A
06-611	Balanced	Janus Henderson Balanced Portfolio	Service	Janus Capital Management LLC	0.87	14.03	11.53	9.95
06-CMF	Mid Cap Equity	Janus Henderson Enterprise Fund	S	Janus Capital Management LLC	1.16	19.85	17.52	14.46
06-CMC	Mid Cap Equity	Janus Henderson Enterprise Fund	A	Janus Capital Management LLC	1.17	19.89	17.57	14.52
06-CYF	Mid Cap Equity	Janus Henderson Enterprise Fund	N	Janus Capital Management LLC	0.66	20.44	18.11	N/A
06-CYG	Intermediate Bond	Janus Henderson Flexible Bond Fund	N	Janus Capital Management LLC	0.44	10.97	5.14	N/A
06-601	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional	Janus Capital Management LLC	0.57	10.48	4.94	4.45
06-154	Large Cap Equity	Janus Henderson Forty Fund	R	Janus Capital Management LLC	1.42	38.26	19.92	16.17
06-603	Large Cap Equity	Janus Henderson Forty Fund	A	Janus Capital Management LLC	1.01	38.81	20.37	16.61

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GMK	Foreign Equity	Janus Henderson Global Equity Income Fund	S	Janus Capital Management LLC	1.25	1.22	N/A	N/A
06-GMJ	Foreign Equity	Janus Henderson Global Equity Income Fund	N	Janus Capital Management LLC	0.72	1.78	5.55	N/A
06-GMH	Foreign Equity	Janus Henderson Global Equity Income Fund	A	Janus Capital Management LLC	1.14	1.64	5.22	5.58
06-CGW	Specialty	Janus Henderson Global Life Sciences Fund	S	Janus Capital Management LLC	1.18	25.09	12.32	18.29
06-CGX	Specialty	Janus Henderson Global Life Sciences Fund	T	Janus Capital Management LLC	0.92	25.41	12.61	18.58
06-3WT	Specialty	Janus Henderson Global Life Sciences Fund	N	Janus Capital Management LLC	0.67	25.74	N/A	N/A
06-600	World Stock	Janus Henderson Global Research Portfolio	Institutional	Janus Capital Management LLC	0.79	20.06	13.35	10.08
06-3CM	Specialty	Janus Henderson Global Technology Fund	N	Janus Capital Management LLC	0.67	51.24	N/A	N/A
06-156	Large Cap Equity	Janus Henderson Growth and Income Fund	R	Janus Capital Management LLC	1.41	9.61	13.41	12.08
06-261	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	R	Janus Capital Management LLC	1.50	-2.02	7.94	7.33
06-604	Mid Cap Equity	Janus Henderson Mid Cap Value Fund	A	Janus Capital Management LLC	1.19	-1.74	8.27	7.66
06-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service	Janus Capital Management LLC	1.05	-1.21	8.36	7.75
06-3GW	Intermediate Bond	Janus Henderson Multi-Sector Income Fund	N	Janus Capital Management LLC	0.63	5.55	6.37	N/A
06-919	Large Cap Equity	Janus Henderson Research Fund	Service	Janus Capital Management LLC	1.03	32.29	17.08	14.72
06-888	Large Cap Equity	Janus Henderson Research Fund	A	Janus Capital Management LLC	0.86	32.51	17.25	14.88
06-615	Small Cap Equity	Janus Henderson Small Cap Value Fund	Service	Janus Capital Management LLC	1.36	-7.03	7.44	7.26
06-FCH	Small Cap Equity	Janus Henderson Small Cap Value Fund	N	Janus Capital Management LLC	0.86	-6.57	7.98	N/A
06-921	Small Cap Equity	Janus Henderson Triton Fund	Service	Janus Capital Management LLC	1.16	28.02	16.63	14.42

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-889	Small Cap Equity	Janus Henderson Triton Fund	A	Janus Capital Management LLC	1.35	28.08	16.67	14.47
06-CYH	Small Cap Equity	Janus Henderson Triton Fund	N	Janus Capital Management LLC	0.66	28.66	17.21	N/A
06-954	Large Cap Equity	Janus Henderson U.S. Managed Volatility Fund	Service	Janus Capital Management LLC	1.05	12.41	11.46	11.87
06-3P3	Small Cap Equity	Janus Henderson Venture Fund	N	Janus Capital Management LLC	0.67	31.81	16.62	N/A
06-4FG	Balanced	JHancock MM LF Aggressive	R6	John Hancock Advisers LLC	1.04	19.36	12.31	N/A
06-4FC	Balanced	JHancock MM LF Balanced	R6	John Hancock Advisers LLC	0.93	15.37	9.68	N/A
06-4F7	Balanced	JHancock MM LF Conservative	R6	John Hancock Advisers LLC	0.85	9.80	6.25	N/A
06-4FF	Balanced	JHancock MM LF Growth	R6	John Hancock Advisers LLC	0.97	17.65	11.03	N/A
06-4F9	Balanced	JHancock MM LF Moderate	R6	John Hancock Advisers LLC	0.88	12.30	7.97	N/A
06-3TF	Balanced	John Hancock Balanced Fund	R6	John Hancock Advisers LLC	0.65	16.46	10.93	N/A
06-3HM	Intermediate Bond	John Hancock Bond Fund	R6	John Hancock Advisers LLC	0.37	9.24	5.76	N/A
06-3X9	Large Cap Equity	John Hancock ESG All Cap Core Fund	R6	John Hancock Advisers LLC	0.82	19.29	N/A	N/A
06-3X7	Intermediate Bond	John Hancock ESG Core Bond Fund	R6	John Hancock Advisers LLC	0.51	6.60	N/A	N/A
06-3X6	Foreign Equity	John Hancock ESG International Equity Fund	R6	John Hancock Advisers LLC	0.92	25.31	N/A	N/A
06-3X4	Large Cap Equity	John Hancock ESG Large Cap Core Fund	R6	John Hancock Advisers LLC	0.82	18.65	N/A	N/A
06-3VV	Large Cap Equity	John Hancock Fundamental Large Cap Core Fund	R6	John Hancock Advisers LLC	0.67	21.01	13.57	N/A
06-3GN	Managed Asset Allocation	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.37	9.29	7.77	N/A
06-3H3	Managed Asset Allocation	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.37	9.82	8.28	N/A
06-3H4	Managed Asset Allocation	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.36	10.96	9.04	N/A
06-3H6	Managed Asset Allocation	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.35	13.00	10.05	N/A
06-3H7	Managed Asset Allocation	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.33	14.39	10.91	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3H9	Managed Asset Allocation	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	15.43	11.56	N/A
06-3J3	Managed Asset Allocation	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	16.15	12.05	N/A
06-3HF	Managed Asset Allocation	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	16.23	12.09	N/A
06-3HG	Managed Asset Allocation	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	16.17	12.10	N/A
06-3HH	Managed Asset Allocation	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	16.14	12.09	N/A
06-3HJ	Managed Asset Allocation	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	John Hancock Advisers LLC	0.32	16.09	N/A	N/A
06-3HP	Managed Asset Allocation	John Hancock Funds Multi-Index Income Preservation Portfolio	R6	John Hancock Advisers LLC	0.34	7.92	4.84	N/A
06-3TG	Intermediate Bond	John Hancock Investment Grade Bond Fund	R6	John Hancock Advisers LLC	0.39	8.77	4.96	N/A
06-3VT	Large Cap Equity	John Hancock U.S. Global Leaders Growth Fund	R6	John Hancock Advisers LLC	0.79	35.85	19.10	N/A
06-3W6	Intermediate Bond	JPMorgan Core Plus Bond Fund	R6	JP Morgan Investment Management Inc.	0.39	7.86	5.01	4.63
06-4CN	Foreign Equity	JPMorgan Emerging Markets Equity Fund Class R6	R6	JP Morgan Investment Management Inc.	0.79	35.00	19.49	N/A
06-FXY	Large Cap Equity	JPMorgan Equity Income Fund	R6	JP Morgan Investment Management Inc.	0.47	3.88	11.32	N/A
06-FXX	Large Cap Equity	JPMorgan Equity Income Fund	R4	JP Morgan Investment Management Inc.	0.72	3.62	N/A	N/A
06-4FH	Balanced	JPMorgan Global Allocation	R6	JP Morgan Investment Management Inc.	0.67	15.65	N/A	N/A
06-4GH	Intermediate Bond	JPMorgan Global Bond Opps	R6	JP Morgan Investment Management Inc.	0.50	7.92	6.31	N/A
06-FYF	Intermediate Bond	JPMorgan Government Bond Fund	R6	JP Morgan Investment Management Inc.	0.35	7.08	N/A	N/A
06-FYC	Intermediate Bond	JPMorgan Government Bond Fund	R4	JP Morgan Investment Management Inc.	0.60	6.74	N/A	N/A
06-4GJ	Intermediate Bond	JPMorgan Income	R6	JP Morgan Investment Management Inc.	0.42	3.04	6.02	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3W3	Balanced	JPMorgan Income Builder Fund	R6	JP Morgan Investment Management Inc.	0.52	6.32	N/A	N/A
06-3GJ	Large Cap Equity	JPMorgan Large Cap Growth Fund	R6	JP Morgan Investment Management Inc.	0.44	56.42	24.42	18.62
06-3GF	Large Cap Equity	JPMorgan Large Cap Value Fund	R6	JP Morgan Investment Management Inc.	0.44	10.81	11.68	11.52
06-FYH	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	R6	JP Morgan Investment Management Inc.	0.74	48.51	20.79	N/A
06-FYG	Mid Cap Equity	JPMorgan Mid Cap Growth Fund	R4	JP Morgan Investment Management Inc.	0.99	48.17	N/A	N/A
06-FYJ	Mid Cap Equity	JPMorgan Mid Cap Value Fund	R4	JP Morgan Investment Management Inc.	0.99	0.17	N/A	N/A
06-FYK	Mid Cap Equity	JPMorgan Mid Cap Value Fund	R6	JP Morgan Investment Management Inc.	0.73	0.43	N/A	N/A
06-4MR	Small Cap Blend	JPMorgan Sm Cap Equity I	Institutional	JP Morgan Investment Management Inc.	0.99	18.51	14.35	13.08
06-3JM	Small Cap Equity	JPMorgan Small Cap Growth Fund	R6	JP Morgan Investment Management Inc.	0.75	59.96	26.50	17.90
06-44Y	Small Cap Value	JPMorgan Small Cap Value Fund Class	R6	JP Morgan Investment Management Inc.	0.76	6.32	8.09	8.52
06-46R	Managed Asset Allocation	JPMorgan SmartRetire 2020	R6	JP Morgan Investment Management Inc.	0.41	10.48	7.95	N/A
06-46T	Managed Asset Allocation	JPMorgan SmartRetire 2025	R6	JP Morgan Investment Management Inc.	0.43	11.89	8.95	N/A
06-46V	Managed Asset Allocation	JPMorgan SmartRetire 2030	R6	JP Morgan Investment Management Inc.	0.44	12.74	9.76	N/A
06-46W	Managed Asset Allocation	JPMorgan SmartRetire 2035	R6	JP Morgan Investment Management Inc.	0.45	14.45	10.48	N/A
06-46X	Managed Asset Allocation	JPMorgan SmartRetire 2040	R6	JP Morgan Investment Management Inc.	0.46	15.20	11.07	N/A
06-46Y	Managed Asset Allocation	JPMorgan SmartRetire 2045	R6	JP Morgan Investment Management Inc.	0.46	15.64	11.27	N/A
06-47C	Managed Asset Allocation	JPMorgan SmartRetire 2050	R6	JP Morgan Investment Management Inc.	0.46	15.59	11.24	N/A
06-47F	Managed Asset Allocation	JPMorgan SmartRetire 2055	R6	JP Morgan Investment Management Inc.	0.45	15.59	11.26	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-47G	Managed Asset Allocation	JPMorgan SmartRetire 2060	R6	JP Morgan Investment Management Inc.	0.44	15.48	N/A	N/A
06-47H	Managed Asset Allocation	JPMorgan SmartRetire Income	R6	JP Morgan Investment Management Inc.	0.40	10.02	7.08	N/A
06-GGN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	R6	JP Morgan Investment Management Inc.	0.19	10.14	8.02	N/A
06-GMM	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2020 Fund	R4	JP Morgan Investment Management Inc.	0.44	9.93	N/A	N/A
06-GGP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	R6	JP Morgan Investment Management Inc.	0.19	11.31	9.00	N/A
06-GMN	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2025 Fund	R4	JP Morgan Investment Management Inc.	0.44	11.07	N/A	N/A
06-GGR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	R6	JP Morgan Investment Management Inc.	0.19	12.17	9.83	N/A
06-GMP	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2030 Fund	R4	JP Morgan Investment Management Inc.	0.44	11.87	N/A	N/A
06-GGT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	R6	JP Morgan Investment Management Inc.	0.19	12.62	10.44	N/A
06-GMR	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2035 Fund	R4	JP Morgan Investment Management Inc.	0.44	12.36	N/A	N/A
06-GGV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	R6	JP Morgan Investment Management Inc.	0.19	13.01	11.00	N/A
06-GMT	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2040 Fund	R4	JP Morgan Investment Management Inc.	0.44	12.75	N/A	N/A
06-GGW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	R6	JP Morgan Investment Management Inc.	0.19	13.14	11.12	N/A
06-GMV	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2045 Fund	R4	JP Morgan Investment Management Inc.	0.44	12.85	N/A	N/A
06-GGX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	R6	JP Morgan Investment Management Inc.	0.19	13.39	11.19	N/A
06-GMW	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2050 Fund	R4	JP Morgan Investment Management Inc.	0.44	13.10	N/A	N/A
06-GGY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	R6	JP Morgan Investment Management Inc.	0.19	13.22	11.13	N/A
06-GMX	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2055 Fund	R4	JP Morgan Investment Management Inc.	0.44	12.95	N/A	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GMY	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	R4	JP Morgan Investment Management Inc.	0.44	12.76	N/A	N/A
06-GHC	Managed Asset Allocation	JPMorgan SmartRetirement Blend 2060 Fund	R6	JP Morgan Investment Management Inc.	0.19	13.04	N/A	N/A
06-GHF	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	R6	JP Morgan Investment Management Inc.	0.19	9.60	7.10	N/A
06-GNC	Managed Asset Allocation	JPMorgan SmartRetirement Blend Inc Fund	R4	JP Morgan Investment Management Inc.	0.44	9.36	N/A	N/A
06-FYN	Small Cap Equity	JPMorgan U.S. Small Company Fund	R6	JP Morgan Investment Management Inc.	0.71	18.32	10.90	N/A
06-FYM	Small Cap Equity	JPMorgan U.S. Small Company Fund	R4	JP Morgan Investment Management Inc.	0.98	17.98	N/A	N/A
06-GJJ	Large Cap Equity	JPMorgan Value Advantage Fund	R6	JP Morgan Investment Management Inc.	0.64	-1.52	N/A	N/A
06-GJH	Large Cap Equity	JPMorgan Value Advantage Fund	R4	JP Morgan Investment Management Inc.	0.89	-1.76	N/A	N/A
06-FRN	Intermediate Bond	Knights of Columbus Core Bond I	Institutional	Knights of Columbus Asset Advisors, LLC	0.50	7.20	4.72	N/A
06-FRP	Foreign Equity	Knights of Columbus Intl Eq I	Institutional	Knights of Columbus Asset Advisors, LLC	1.10	13.79	10.39	N/A
06-FRR	Foreign Equity	Knights of Columbus Lg Gr I	Institutional	Knights of Columbus Asset Advisors, LLC	0.90	33.82	16.72	N/A
06-FRT	Large Cap Equity	Knights of Columbus Lg Val I	Institutional	Knights of Columbus Asset Advisors, LLC	0.90	-0.28	9.13	N/A
06-FRV	Small Cap Equity	Knights of Columbus Small Cap	Institutional	Knights of Columbus Asset Advisors, LLC	1.05	13.65	9.69	N/A
06-3XN	Intermediate Bond	Loomis Sayles Bond Fund	N	Natixis	0.60	2.21	5.36	N/A
06-3JG	Small Cap Equity	Loomis Sayles Small Cap Growth Fund	N	Natixis	0.82	34.27	18.13	N/A
06-3WF	Large Cap Equity	Lord Abbett Affiliated Fund Class R6	R6	Lord Abbett & Co. LLC	0.38	-0.95	9.66	N/A
06-4F6	Intermediate Bond	Lord Abbett Bond Debenture	R6	Lord Abbett & Co. LLC	0.52	7.91	7.85	N/A
06-056	High Yield Bond	Lord Abbett Bond-Debenture Fund	A	Lord Abbett & Co. LLC	0.79	7.60	7.57	6.49
06-072	High Yield Bond	Lord Abbett Bond-Debenture Fund	R3	Lord Abbett & Co. LLC	1.09	7.16	7.23	6.22
06-CJT	Intermediate Bond	Lord Abbett Bond-Debenture Fund	R5	Lord Abbett & Co. LLC	0.59	7.70	7.80	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-732	Small Cap Equity	Lord Abbett Developing Growth Fund	A	Lord Abbett & Co. LLC	0.93	72.57	24.77	17.11
06-960	Small Cap Equity	Lord Abbett Developing Growth Fund	P	Lord Abbett & Co. LLC	1.13	72.15	24.65	17.05
06-369	Small Cap Equity	Lord Abbett Developing Growth Fund	R3	Lord Abbett & Co. LLC	1.18	72.12	24.45	16.86
06-CYJ	Small Cap Equity	Lord Abbett Developing Growth Fund	R6	Lord Abbett & Co. LLC	0.59	73.11	25.21	N/A
06-CJW	Small Cap Equity	Lord Abbett Developing Growth Fund	R5	Lord Abbett & Co. LLC	0.68	72.95	25.08	N/A
06-423	Large Cap Equity	Lord Abbett Div Growth A	A	Lord Abbett & Co. LLC	0.95	15.50	13.81	11.62
06-424	Large Cap Equity	Lord Abbett Div Growth R3	R3	Lord Abbett & Co. LLC	1.20	15.27	13.56	11.37
06-CJV	Large Cap Equity	Lord Abbett Div Growth R5	R5	Lord Abbett & Co. LLC	0.70	15.83	14.11	N/A
06-CJX	Large Cap Equity	Lord Abbett Fundamental Equity Fund	R5	Lord Abbett & Co. LLC	0.69	3.03	8.87	N/A
06-731	Large Cap Equity	Lord Abbett Fundamental Equity Fund	R3	Lord Abbett & Co. LLC	1.19	2.44	8.31	8.32
06-733	Large Cap Equity	Lord Abbett Fundamental Equity Fund	A	Lord Abbett & Co. LLC	0.94	2.64	8.57	8.55
06-951	Large Cap Equity	Lord Abbett Growth Leaders Fund	R3	Lord Abbett & Co. LLC	1.15	76.57	25.22	N/A
06-948	Large Cap Equity	Lord Abbett Growth Leaders Fund	I	Lord Abbett & Co. LLC	0.65	77.49	25.85	N/A
06-CJY	Large Cap Equity	Lord Abbett Growth Leaders Fund	R5	Lord Abbett & Co. LLC	0.65	77.49	25.87	N/A
06-CKC	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	R5	Lord Abbett & Co. LLC	0.81	40.40	18.41	N/A
06-734	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	A	Lord Abbett & Co. LLC	1.06	40.06	18.10	13.41
06-965	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	P	Lord Abbett & Co. LLC	1.26	39.76	17.87	13.22
06-371	Mid Cap Equity	Lord Abbett Growth Opportunities Fund	R3	Lord Abbett & Co. LLC	1.31	39.72	17.80	13.17
06-057	High Yield Bond	Lord Abbett High Yield Fund	A	Lord Abbett & Co. LLC	0.91	4.49	7.46	6.69
06-073	High Yield Bond	Lord Abbett High Yield Fund	R3	Lord Abbett & Co. LLC	1.21	4.19	7.15	6.38
06-CYK	High Yield Bond	Lord Abbett High Yield Fund	R6	Lord Abbett & Co. LLC	0.62	4.93	7.80	N/A
06-CKF	High Yield Bond	Lord Abbett High Yield Fund	R5	Lord Abbett & Co. LLC	0.71	4.69	7.68	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-36C	Foreign Equity	Lord Abbett International Opportunities Fund	R3	Lord Abbett & Co. LLC	1.49	14.06	6.84	6.66
06-36G	Foreign Equity	Lord Abbett International Opportunities Fund	R6	Lord Abbett & Co. LLC	0.91	14.70	7.46	N/A
06-36F	Foreign Equity	Lord Abbett International Opportunities Fund	R5	Lord Abbett & Co. LLC	0.99	14.60	7.35	N/A
06-3WG	Intermediate Bond	Lord Abbett Investment Trust - Lord Abbett Income Fund	R6	Lord Abbett & Co. LLC	0.49	8.24	6.95	N/A
06-4GK	Mid Cap Equity	Lord Abbett Mid Cap Stock	R6	Lord Abbett & Co. LLC	0.65	3.11	6.51	N/A
06-970	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	P	Lord Abbett & Co. LLC	1.18	2.51	5.92	7.46
06-961	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	R3	Lord Abbett & Co. LLC	1.23	2.46	5.89	7.37
06-CKG	Mid Cap Equity	Lord Abbett Mid Cap Stock Fund	R5	Lord Abbett & Co. LLC	0.73	3.00	6.40	N/A
06-CKH	Small Cap Equity	Lord Abbett Small Cap Value Fund	R5	Lord Abbett & Co. LLC	0.95	-1.21	6.26	N/A
06-962	Small Cap Equity	Lord Abbett Small Cap Value Fund	R3	Lord Abbett & Co. LLC	1.45	-1.74	5.74	6.39
06-704	Small Cap Equity	Lord Abbett Small Cap Value Fund	Institutional	Lord Abbett & Co. LLC	0.95	-1.25	6.25	6.90
06-980	Small Cap Equity	Lord Abbett Small Cap Value Fund	P	Lord Abbett & Co. LLC	1.40	-1.71	5.77	6.43
06-952	Intermediate Bond	Lord Abbett Total Return Fund	R3	Lord Abbett & Co. LLC	0.98	6.94	4.14	3.78
06-949	Intermediate Bond	Lord Abbett Total Return Fund	I	Lord Abbett & Co. LLC	0.44	7.61	4.70	4.31
06-3RJ	Intermediate Bond	Lord Abbett Total Return Fund	R6	Lord Abbett & Co. LLC	0.37	7.57	4.77	N/A
06-CKJ	Intermediate Bond	Lord Abbett Total Return Fund	R5	Lord Abbett & Co. LLC	0.48	7.57	4.67	N/A
06-4H7	Short Term Bond	Lord Abbett Ultra Short Bond Fund	Retirement	Lord Abbett & Co. LLC	0.30	1.26	N/A	N/A
06-967	Mid Cap Equity	Lord Abbett Value Opportunities Fund	A	Lord Abbett & Co. LLC	1.18	15.19	9.85	9.26
06-025	Mid Cap Equity	Lord Abbett Value Opportunities Fund	P	Lord Abbett & Co. LLC	1.38	14.95	9.63	9.09
06-FYP	Mid Cap Equity	Lord Abbett Value Opportunities Fund	R6	Lord Abbett & Co. LLC	0.83	15.55	10.23	N/A
06-CKK	Mid Cap Equity	Lord Abbett Value Opportunities Fund	R5	Lord Abbett & Co. LLC	0.93	15.44	10.12	N/A
06-968	Mid Cap Equity	Lord Abbett Value Opportunities Fund	R3	Lord Abbett & Co. LLC	1.43	14.88	9.58	9.03
06-3HY	Large Cap Equity	MainStay Winslow LC Gr R6	R6	Mainstay	0.64	37.44	19.88	N/A
06-222	Balanced	Manning & Napier Pro-Blend Conservative Term Series	S	Manning & Napier Advisors, LLC	0.87	10.49	6.74	5.32

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-223	Balanced	Manning & Napier Pro-Blend Extended Term Series	S	Manning & Napier Advisors, LLC	1.02	17.60	9.88	7.59
06-224	Balanced	Manning & Napier Pro-Blend Maximum Term Series	S	Manning & Napier Advisors, LLC	1.10	22.07	13.63	9.94
06-226	Balanced	Manning & Napier Pro-Blend Moderate Term Series	S	Manning & Napier Advisors, LLC	1.07	14.92	8.19	6.27
06-47P	Intermediate Bond	Met West Total Return Bd	P	Metropolitan West	N/A	N/A	N/A	N/A
06-058	Balanced	MFS Aggressive Growth Allocation Fund	R3	Massachusetts Financial Services, Co.	1.03	15.51	12.91	10.31
06-074	Balanced	MFS Aggressive Growth Allocation Fund	R2	Massachusetts Financial Services, Co.	1.28	15.24	12.63	10.04
06-059	Balanced	MFS Conservative Allocation Fund	R3	Massachusetts Financial Services, Co.	0.89	11.62	8.14	6.50
06-075	Balanced	MFS Conservative Allocation Fund	R2	Massachusetts Financial Services, Co.	1.14	11.33	7.87	6.25
06-3W7	Large Cap Equity	MFS Core Equity Fund	R6	Massachusetts Financial Services, Co.	0.64	18.97	16.24	N/A
06-013	Intermediate Bond	MFS Emerging Markets Debt Fund	R2	Massachusetts Financial Services, Co.	1.34	7.51	6.50	5.14
06-014	Intermediate Bond	MFS Emerging Markets Debt Fund	R3	Massachusetts Financial Services, Co.	1.09	7.79	6.78	5.40
06-CYM	Intermediate Bond	MFS Emerging Markets Debt Fund	R6	Massachusetts Financial Services, Co.	0.73	8.11	7.13	5.73
06-4FM	Specialty	MFS Global Real Estate	R6	Massachusetts Financial Services, Co.	0.90	2.22	8.65	N/A
06-060	Balanced	MFS Growth Allocation Fund	R3	Massachusetts Financial Services, Co.	0.98	14.48	11.71	9.28
06-076	Balanced	MFS Growth Allocation Fund	R2	Massachusetts Financial Services, Co.	1.23	14.19	11.42	9.01
06-CYN	Large Cap Equity	MFS Growth Fund	R6	Massachusetts Financial Services, Co.	0.57	31.74	20.15	N/A
06-3MF	Foreign Equity	MFS International Diversification Fund	R6	Massachusetts Financial Services, Co.	0.75	15.43	N/A	N/A
06-49X	Foreign Equity	MFS International Growth Fund Class R6	R6	Massachusetts Financial Services, Co.	0.74	15.82	12.88	7.86

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CYP	Foreign Equity	MFS International New Discovery Fund	R6	Massachusetts Financial Services, Co.	0.92	10.14	10.07	N/A
06-379	Foreign Equity	MFS International New Discovery Fund	R2	Massachusetts Financial Services, Co.	1.54	9.43	9.39	7.51
06-360	Foreign Equity	MFS International New Discovery Fund	A	Massachusetts Financial Services, Co.	1.29	9.71	9.66	7.78
06-CYR	Foreign Equity	MFS International Value Fund	R6	Massachusetts Financial Services, Co.	0.63	20.56	12.93	11.26
06-773	Foreign Equity	MFS International Value Fund	R3	Massachusetts Financial Services, Co.	0.98	20.15	12.54	10.91
06-822	Foreign Equity	MFS International Value Fund	R2	Massachusetts Financial Services, Co.	1.23	19.85	12.26	10.63
06-CYT	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	R6	Massachusetts Financial Services, Co.	0.38	22.84	19.11	N/A
06-386	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	R3	Massachusetts Financial Services, Co.	0.72	22.43	18.70	15.01
06-387	Large Cap Equity	MFS Massachusetts Investors Growth Stock Fund	R2	Massachusetts Financial Services, Co.	0.97	22.11	18.41	14.72
06-GNF	Mid Cap Equity	MFS Mid Cap Growth Fund	R6	Massachusetts Financial Services, Co.	0.70	35.80	20.21	N/A
06-365	Mid Cap Equity	MFS Mid Cap Growth Fund	A	Massachusetts Financial Services, Co.	1.05	35.33	19.78	15.34
06-CYV	Mid Cap Equity	MFS Mid Cap Value Fund	R6	Massachusetts Financial Services, Co.	0.68	4.40	9.87	N/A
06-891	Mid Cap Equity	MFS Mid Cap Value Fund	R3	Massachusetts Financial Services, Co.	1.07	4.00	9.42	10.27
06-922	Mid Cap Equity	MFS Mid Cap Value Fund	R2	Massachusetts Financial Services, Co.	1.32	3.76	9.17	10.00
06-061	Balanced	MFS Moderate Allocation Fund	R3	Massachusetts Financial Services, Co.	0.94	13.61	10.07	8.02
06-077	Balanced	MFS Moderate Allocation Fund	R2	Massachusetts Financial Services, Co.	1.19	13.31	9.79	7.74
06-298	Small Cap Equity	MFS New Discovery Fund	R2	Massachusetts Financial Services, Co.	1.56	44.29	22.04	13.95
06-299	Small Cap Equity	MFS New Discovery Fund	R3	Massachusetts Financial Services, Co.	1.28	44.64	22.34	14.23

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CMG	Specialty	MFS Technology Fund	R2	Massachusetts Financial Services, Co.	1.44	45.68	24.39	18.80
06-CYW	Specialty	MFS Technology Fund	R6	Massachusetts Financial Services, Co.	0.83	46.56	25.14	N/A
06-CMH	Specialty	MFS Technology Fund	R3	Massachusetts Financial Services, Co.	1.17	46.05	24.71	19.09
06-3TH	Intermediate Bond	MFS Total Return Bond Fund	R6	Massachusetts Financial Services, Co.	0.36	8.94	5.17	4.45
06-3JR	Balanced	MFS Total Return Fund	R6	Massachusetts Financial Services, Co.	0.40	10.07	9.05	N/A
06-39X	Specialty	MFS Utilities Fund	R6	Massachusetts Financial Services, Co.	0.67	6.39	11.65	N/A
06-388	Specialty	MFS Utilities Fund	R3	Massachusetts Financial Services, Co.	1.01	6.02	11.27	9.04
06-389	Specialty	MFS Utilities Fund	R2	Massachusetts Financial Services, Co.	1.26	5.72	10.99	8.76
06-375	Large Cap Equity	MFS Value Fund	A	Massachusetts Financial Services, Co.	0.83	3.66	10.09	10.76
06-CYX	Large Cap Equity	MFS Value Fund	R6	Massachusetts Financial Services, Co.	0.47	4.03	10.47	11.13
06-399	Large Cap Equity	Monteagle Opportunity Equity Fund	Institutional	Monteagle	1.01	13.09	9.89	N/A
06-105	Large Cap Equity	Monteagle Opportunity Equity Fund	Investor	Monteagle	1.50	12.52	9.34	9.17
06-47R	Mid Cap Growth	Nationwide Geneva MidCap Gr	R6	Nationwide	0.84	31.56	16.19	N/A
06-47T	Small Cap Growth	Nationwide Geneva SmCp Gr	R6	Nationwide	0.84	32.82	18.09	N/A
06-4MT	Specialty	Nationwide Tech 100 Idx R6	Inst	Nationwide	0.32	24.72	20.01	N/A
06-015	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	A	Neuberger Berman Investment Advisors LLC	1.51	13.05	11.21	2.94
06-016	Foreign Equity	Neuberger Berman Emerging Markets Equity Fund	R3	Neuberger Berman Investment Advisors LLC	1.92	12.59	10.77	2.52
06-880	Large Cap Equity	Neuberger Berman Focus Fund	Advisor	Neuberger Berman Investment Advisors LLC	1.27	24.00	12.83	12.10
06-4FW	High Yield Bond	Neuberger Berman High Inc	R6	Neuberger Berman Investment Advisors LLC	0.59	6.40	7.43	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-47J	Small Cap Blend	Neuberger Berman Intnsc Val	R6	Neuberger Berman Investment Advisors LLC	0.91	27.22	N/A	N/A
06-900	Large Cap Equity	Neuberger Berman Large Cap Value Fund	Advisor	Neuberger Berman Investment Advisors LLC	1.19	14.11	14.98	10.13
06-GJM	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	R3	Neuberger Berman Investment Advisors LLC	1.47	-4.51	5.34	6.92
06-GJK	Mid Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Fund	A	Neuberger Berman Investment Advisors LLC	1.22	-4.28	5.60	7.19
06-867	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	R3	Neuberger Berman Investment Advisors LLC	1.52	42.34	22.12	15.29
06-868	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	A	Neuberger Berman Investment Advisors LLC	1.27	42.68	22.42	15.58
06-895	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	Advisor	Neuberger Berman Investment Advisors LLC	1.61	42.43	22.15	15.29
06-3XP	Small Cap Equity	Neuberger Berman Small Cap Growth Fund	R6	Neuberger Berman Investment Advisors LLC	0.81	43.33	N/A	N/A
06-CPC	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	R3	Neuberger Berman Investment Advisors LLC	1.30	18.88	12.58	11.23
06-CNY	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	A	Neuberger Berman Investment Advisors LLC	1.05	19.15	12.85	11.50
06-3R7	Large Cap Equity	Neuberger Berman Sustainable Equity Fund	R6	Neuberger Berman Investment Advisors LLC	0.59	19.75	13.36	N/A
06-839	Large Cap Equity	North Square Multi Strategy Fund	A	North Square	2.25	17.03	11.24	11.00
06-832	Large Cap Equity	North Square Multi Strategy Fund	I	North Square	1.95	17.90	11.62	11.24
06-629	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	A	North Square	1.40	29.91	12.53	10.74
06-627	Small Cap Equity	North Square Oak Ridge Small Cap Growth Fund	I	North Square	1.15	30.25	12.86	11.09
06-492	Small Cap Equity	Northern Small Cap Value Fund	R	Northern Trust Investments, Inc.	1.00	-2.30	7.01	8.26
06-49V	Large Cap Equity	Northern U.S. Quality ESG Fund	N/A	Northern Trust Investments, Inc.	0.39	20.15	N/A	N/A
06-923	Large Cap Equity	Nuveen Dividend Value Fund	R3	Nuveen Fund Advisors LLC	1.22	-4.76	8.30	8.73
06-892	Large Cap Equity	Nuveen Dividend Value Fund	A	Nuveen Fund Advisors LLC	0.97	-4.50	8.57	8.99
06-CYY	Foreign Equity	Nuveen International Growth Fund	R6	Nuveen Fund Advisors LLC	0.78	19.65	N/A	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CMJ	Foreign Equity	Nuveen International Growth Fund	R3	Nuveen Fund Advisors LLC	1.38	19.01	8.68	7.09
06-CNM	Foreign Equity	Nuveen International Growth Fund	A	Nuveen Fund Advisors LLC	1.13	19.31	8.95	7.36
06-3KX	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	R6	Nuveen Fund Advisors LLC	0.81	46.43	17.82	N/A
06-237	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	A	Nuveen Fund Advisors LLC	1.17	45.95	17.38	13.78
06-238	Mid Cap Equity	Nuveen Mid Cap Growth Opportunities Fund	R3	Nuveen Fund Advisors LLC	1.42	45.57	17.09	13.49
06-234	Mid Cap Equity	Nuveen Mid Cap Value Fund	A	Nuveen Fund Advisors LLC	1.17	1.18	9.03	8.66
06-236	Mid Cap Equity	Nuveen Mid Cap Value Fund	R3	Nuveen Fund Advisors LLC	1.42	0.92	8.75	8.39
06-3JK	Mid Cap Equity	Nuveen Mid Cap Value Fund	R6	Nuveen Fund Advisors LLC	0.78	1.55	N/A	N/A
06-FYR	Specialty	Nuveen Real Estate Securities Fund	R6	Nuveen Fund Advisors LLC	0.88	-5.95	4.85	N/A
06-326	Specialty	Nuveen Real Estate Securities Fund	R3	Nuveen Fund Advisors LLC	1.55	-6.57	4.15	7.71
06-324	Specialty	Nuveen Real Estate Securities Fund	A	Nuveen Fund Advisors LLC	1.30	-6.37	4.41	7.98
06-239	Small Cap Equity	Nuveen Small Cap Select Fund	A	Nuveen Fund Advisors LLC	1.24	18.34	12.47	10.41
06-241	Small Cap Equity	Nuveen Small Cap Select Fund	R3	Nuveen Fund Advisors LLC	1.49	18.11	12.20	10.14
06-242	Small Cap Equity	Nuveen Small Cap Value Fund	A	Nuveen Fund Advisors LLC	1.20	-4.44	4.20	7.67
06-243	Small Cap Equity	Nuveen Small Cap Value Fund	R3	Nuveen Fund Advisors LLC	1.45	-4.70	3.94	7.40
06-FYT	Small Cap Equity	Nuveen Small Cap Value Fund	R6	Nuveen Fund Advisors LLC	0.76	-4.00	N/A	N/A
06-725	Balanced	Oakmark Equity and Income Fund	I	Oak Ridge Investments LLC	0.84	8.68	8.59	7.70
06-3XM	Balanced	Oakmark Equity and Income Fund	Institutional	Oak Ridge Investments LLC	0.56	8.91	N/A	N/A
06-47V	Diversified Emerging Markets	Parametric Emerging Markets	R6	Calvert Research and Management	1.14	2.94	7.43	N/A
06-497	Large Cap Equity	Parnassus Core Equity Fund	Investor	Parnassus Investments	0.86	21.19	15.27	13.96
06-498	Mid Cap Equity	Parnassus Mid Cap Fund	N/A	Parnassus Investments	0.99	14.88	13.17	12.39
06-496	Large Cap Equity	Parnassus Mid Cap Growth	N/A	Parnassus Investments	0.84	28.61	14.69	13.88
06-568	Balanced	Pax Sustainable Alloc Inv	Investor	Pax World Management LLC	0.92	16.24	10.03	8.22
06-569	World Stock	Pax Global Environmental Markets Fund	Investor	Pax World Management LLC	1.22	25.71	13.99	10.03
06-501	Intermediate Bond	Payden Emerging Markets Bond	Investor	Payden/Kravitz Investment Advisors LLC	0.73	6.17	7.48	5.79
06-468	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Retirement	Payden/Kravitz Investment Advisors LLC	1.75	1.46	2.47	1.70

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-467	Intermediate Bond	Payden/Kravitz Cash Balance Plan Fund	Advisor	Payden/Kravitz Investment Advisors LLC	1.50	1.78	2.73	1.95
06-44J	Managed Asset Allocation	PGIM Day One 2015 Fund	R6	PGIM Investments LLC	0.40	8.64	N/A	N/A
06-44K	Managed Asset Allocation	PGIM Day One 2020 Fund	R6	PGIM Investments LLC	0.40	8.90	N/A	N/A
06-44M	Managed Asset Allocation	PGIM Day One 2025 Fund	R6	PGIM Investments LLC	0.40	9.29	N/A	N/A
06-44N	Managed Asset Allocation	PGIM Day One 2030 Fund	R6	PGIM Investments LLC	0.40	9.96	N/A	N/A
06-44P	Managed Asset Allocation	PGIM Day One 2035 Fund	R6	PGIM Investments LLC	0.40	11.05	N/A	N/A
06-44R	Managed Asset Allocation	PGIM Day One 2040 Fund	R6	PGIM Investments LLC	0.40	11.02	N/A	N/A
06-44T	Managed Asset Allocation	PGIM Day One 2045 Fund Class	R6	PGIM Investments LLC	0.40	11.59	N/A	N/A
06-44V	Managed Asset Allocation	PGIM Day One 2050 Fund	R6	PGIM Investments LLC	0.40	11.59	N/A	N/A
06-44W	Managed Asset Allocation	PGIM Day One 2055 Fund Class	R6	PGIM Investments LLC	0.40	11.75	N/A	N/A
06-44X	Managed Asset Allocation	PGIM Day One 2060 Fund Class	R6	PGIM Investments LLC	0.40	11.81	N/A	N/A
06-44G	Managed Asset Allocation	PGIM Day One Income Fund	R6	PGIM Investments LLC	0.40	8.38	N/A	N/A
06-531	Specialty	PGIM Global Real Estate Fund	A	PGIM Investments LLC	1.42	-4.83	4.55	5.83
06-526	Specialty	PGIM Global Real Estate Fund	Z	PGIM Investments LLC	0.94	-4.40	5.03	6.23
06-3FP	Specialty	PGIM Global Real Estate Fund	R4	PGIM Investments LLC	1.05	-4.52	N/A	N/A
06-3FN	Specialty	PGIM Global Real Estate Fund	R2	PGIM Investments LLC	1.30	-4.76	N/A	N/A
06-FCX	Specialty	PGIM Global Real Estate Fund	R6	PGIM Investments LLC	0.80	-4.30	5.17	N/A
06-3XW	Intermediate Bond	PGIM Global Total Return Fund	R6	PGIM Investments LLC	0.55	10.05	7.26	N/A
06-533	High Yield Bond	PGIM High Yield Fund	A	PGIM Investments LLC	0.80	5.31	8.21	6.57
06-532	High Yield Bond	PGIM High Yield Fund	Z	PGIM Investments LLC	0.54	5.59	8.49	6.83
06-FCY	High Yield Bond	PGIM High-Yield Fund	R6	PGIM Investments LLC	0.41	5.72	8.63	N/A
06-3FH	High Yield Bond	PGIM High-Yield Fund	R2	PGIM Investments LLC	0.92	5.00	N/A	N/A
06-3FJ	High Yield Bond	PGIM High-Yield Fund	R4	PGIM Investments LLC	0.67	5.44	N/A	N/A
06-536	Large Cap Equity	PGIM Jennison 20/20 Focus	A	PGIM Investments LLC	1.20	30.33	15.73	12.42
06-534	Large Cap Equity	PGIM Jennison 20/20 Focus	Z	PGIM Investments LLC	0.89	30.73	16.10	12.77
06-456	Specialty	PGIM Jennison Financial Services Fund	A	PGIM Investments LLC	1.39	10.49	9.98	6.48
06-457	Specialty	PGIM Jennison Financial Services Fund	Z	PGIM Investments LLC	1.09	10.82	10.34	6.80
06-079	Large Cap Equity	PGIM Jennison Focused Growth Fund	A	PGIM Investments LLC	1.10	66.74	24.19	19.06
06-GNJ	Large Cap Equity	PGIM Jennison Focused Growth Fund	R6	PGIM Investments LLC	0.67	67.49	24.62	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-063	Large Cap Equity	PGIM Jennison Focused Growth Fund	Z	PGIM Investments LLC	0.75	67.36	24.56	19.40
06-4R9	World Stock	PGIM Jennison Glbl Opps R6	Retirement	PGIM Investments LLC	N/A	N/A	N/A	N/A
06-458	Specialty	PGIM Jennison Health Sciences Fund	A	PGIM Investments LLC	1.14	41.23	12.45	18.85
06-FFC	Specialty	PGIM Jennison Health Sciences Fund	R6	PGIM Investments LLC	0.79	41.74	N/A	N/A
06-459	Specialty	PGIM Jennison Health Sciences Fund	Z	PGIM Investments LLC	0.85	41.67	12.79	19.20
06-461	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	A	PGIM Investments LLC	1.06	42.16	17.78	13.78
06-462	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	Z	PGIM Investments LLC	0.74	42.71	18.13	14.12
06-FFF	Mid Cap Equity	PGIM Jennison Mid Cap Growth Fund	R6	PGIM Investments LLC	0.60	42.88	18.33	N/A
06-3FG	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	R4	PGIM Investments LLC	0.83	42.51	N/A	N/A
06-3FF	Mid Cap Equity	PGIM Jennison Mid-Cap Growth Fund, Inc	R2	PGIM Investments LLC	1.08	42.17	N/A	N/A
06-453	Specialty	PGIM Jennison Natural Resources Fund	A	PGIM Investments LLC	1.38	11.17	5.66	-4.29
06-454	Specialty	PGIM Jennison Natural Resources Fund	Z	PGIM Investments LLC	0.94	11.65	6.06	-3.96
06-FFG	Specialty	PGIM Jennison Natural Resources Fund	R6	PGIM Investments LLC	0.85	11.76	6.17	-3.84
06-589	Small Cap Equity	PGIM Jennison Small Company Fund	A	PGIM Investments LLC	1.18	27.12	13.81	11.42
06-593	Small Cap Equity	PGIM Jennison Small Company Fund	Z	PGIM Investments LLC	0.82	27.58	14.16	11.76
06-3FW	Small Cap Equity	PGIM Jennison Small Company Fund	R4	PGIM Investments LLC	0.93	27.41	N/A	N/A
06-3FR	Small Cap Equity	PGIM Jennison Small Company Fund	R2	PGIM Investments LLC	1.18	27.13	N/A	N/A
06-GJN	Small Cap Equity	PGIM Jennison Small Company Fund	R6	PGIM Investments LLC	0.70	27.72	14.33	11.78
06-080	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	A	PGIM Investments LLC	1.14	-6.53	4.04	7.36

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-064	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	Z	PGIM Investments LLC	0.88	-6.25	4.32	7.65
06-GCF	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	R6	PGIM Investments LLC	0.74	-6.17	4.45	N/A
06-3FV	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	R4	PGIM Investments LLC	0.99	-6.41	N/A	N/A
06-3FT	Mid Cap Equity	PGIM QMA Mid-Cap Value Fund	R2	PGIM Investments LLC	1.24	-6.62	N/A	N/A
06-GJP	Small Cap Equity	PGIM QMA Small-Cap Value Fund	R6	PGIM Investments LLC	0.67	-2.96	5.99	N/A
06-538	Intermediate Bond	PGIM Total Return Bond Fund	A	PGIM Investments LLC	0.76	7.77	5.60	5.00
06-537	Intermediate Bond	PGIM Total Return Bond Fund	Z	PGIM Investments LLC	0.49	8.00	5.87	5.26
06-3FM	Intermediate Bond	PGIM Total Return Bond Fund	R4	PGIM Investments LLC	0.64	7.83	N/A	N/A
06-3FK	Intermediate Bond	PGIM Total Return Bond Fund	R2	PGIM Investments LLC	0.89	7.64	N/A	N/A
06-FFH	Intermediate Bond	PGIM Total Return Bond Fund	R6	PGIM Investments LLC	0.39	8.10	5.95	5.36
06-706	Balanced	PIMCO All Asset Fund	Administrative	Pacific Investment Management Company LLC	1.44	8.23	8.09	4.80
06-3FC	Balanced	PIMCO All Asset Fund	Institutional	Pacific Investment Management Company LLC	1.19	8.41	8.35	5.05
06-017	World Stock	PIMCO All Asset Fund	R	Pacific Investment Management Company LLC	1.89	7.67	7.59	4.28
06-896	Specialty	PIMCO CommoditiesPLUS Strategy Fund	Administrative	Pacific Investment Management Company LLC	1.03	-9.42	4.44	N/A
06-018	Specialty	PIMCO Commodity Real Return Strategy Fund	Administrative	Pacific Investment Management Company LLC	1.58	0.67	2.57	-5.54
06-GNG	Specialty	PIMCO Commodity Real Return Strategy Fund	Institutional	Pacific Investment Management Company LLC	1.33	0.82	2.80	-5.31
06-019	Specialty	PIMCO Commodity Real Return Strategy Fund	R	Pacific Investment Management Company LLC	2.03	0.22	2.08	-5.99
06-4CM	Intermediate Bond	PIMCO Global Bond Opportunities Fund	Institutional	Pacific Investment Management Company LLC	0.59	7.31	4.78	5.04
06-49W	Intermediate Bond	PIMCO GNMA and Government Securities Fund	Institutional	Pacific Investment Management Company LLC	0.83	5.76	3.38	3.29
06-760	High Yield Bond	PIMCO High Yield Fund	Administrative	Pacific Investment Management Company LLC	0.82	5.07	7.05	5.90
06-FCJ	High Yield Bond	PIMCO High Yield Fund	Institutional	Pacific Investment Management Company LLC	0.57	5.34	7.32	6.17
06-705	High Yield Bond	PIMCO High Yield Fund	R	Pacific Investment Management Company LLC	1.17	4.70	6.68	5.53

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-769	Intermediate Bond	PIMCO Income Fund	R	Pacific Investment Management Company LLC	1.74	5.11	5.62	6.69
06-768	Intermediate Bond	PIMCO Income Fund	Administrative	Pacific Investment Management Company LLC	1.34	5.53	6.04	7.11
06-FCK	Intermediate Bond	PIMCO Income Fund	Institutional	Pacific Investment Management Company LLC	1.09	5.80	6.30	7.36
06-3MJ	Intermediate Bond	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Institutional	Pacific Investment Management Company LLC	0.60	6.15	5.32	5.65
06-CNN	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Administrative	Pacific Investment Management Company LLC	1.10	7.23	6.63	6.02
06-GNH	Intermediate Bond	PIMCO Investment Grade Credit Bond Fund	Institutional	Pacific Investment Management Company LLC	0.85	7.50	6.89	6.28
06-33M	Specialty	PIMCO Long Duration Total Return Fund	A	Pacific Investment Management Company LLC	1.47	17.28	N/A	N/A
06-33N	Specialty	PIMCO Long-Term U.S. Government Fund	A	Pacific Investment Management Company LLC	2.21	17.48	7.30	7.18
06-4R7	Short Term Bond	PIMCO Low Duration Instl	Institutional	Pacific Investment Management Company LLC	0.87	3.41	2.42	2.14
06-FCM	Intermediate Bond	PIMCO Real Return Fund	Institutional	Pacific Investment Management Company LLC	0.53	12.09	5.41	3.79
06-707	Intermediate Bond	PIMCO Real Return Fund	Administrative	Pacific Investment Management Company LLC	0.78	11.81	5.15	3.54
06-708	Intermediate Bond	PIMCO Real Return Fund	R	Pacific Investment Management Company LLC	1.18	11.38	4.74	3.12
06-3Y3	Managed Asset Allocation	PIMCO RealPath Blend 2025 Fund	Administrative	Pacific Investment Management Company LLC	0.80	14.81	10.03	N/A
06-49F	Managed Asset Allocation	PIMCO RealPath Blend 2025 Inst	Institutional	Pacific Investment Management Company LLC	0.55	15.13	10.32	N/A
06-3Y4	Managed Asset Allocation	PIMCO RealPath Blend 2030 Fund	Administrative	Pacific Investment Management Company LLC	0.71	14.05	10.74	N/A
06-49G	Managed Asset Allocation	PIMCO RealPath Blend 2030 Inst	Institutional	Pacific Investment Management Company LLC	0.46	14.28	11.00	N/A
06-3Y6	Managed Asset Allocation	PIMCO RealPath Blend 2035 Fund	Administrative	Pacific Investment Management Company LLC	0.63	13.41	10.99	N/A
06-49H	Managed Asset Allocation	PIMCO RealPath Blend 2035 Inst	Institutional	Pacific Investment Management Company LLC	0.38	13.73	11.28	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3Y7	Managed Asset Allocation	PIMCO RealPath Blend 2040 Fund	Administrative	Pacific Investment Management Company LLC	0.57	13.49	11.17	N/A
06-49J	Managed Asset Allocation	PIMCO RealPath Blend 2040 Inst	Institutional	Pacific Investment Management Company LLC	0.32	13.80	11.46	N/A
06-3Y9	Managed Asset Allocation	PIMCO RealPath Blend 2045 Fund	Administrative	Pacific Investment Management Company LLC	0.51	13.56	11.31	N/A
06-49K	Managed Asset Allocation	PIMCO RealPath Blend 2045 Inst	Institutional	Pacific Investment Management Company LLC	0.26	13.94	11.62	N/A
06-3YC	Managed Asset Allocation	PIMCO RealPath Blend 2050 Fund	Administrative	Pacific Investment Management Company LLC	0.48	13.41	11.36	N/A
06-49M	Managed Asset Allocation	PIMCO RealPath Blend 2050 Inst	Institutional	Pacific Investment Management Company LLC	0.23	13.72	11.65	N/A
06-3YF	Managed Asset Allocation	PIMCO RealPath Blend 2055 Fund	Administrative	Pacific Investment Management Company LLC	0.48	13.07	11.27	N/A
06-49N	Managed Asset Allocation	PIMCO RealPath Blend 2055 Inst	Institutional	Pacific Investment Management Company LLC	0.23	13.30	11.52	N/A
06-49P	Managed Asset Allocation	PIMCO RealPath Blend Inc Instl	Institutional	Pacific Investment Management Company LLC	0.64	13.96	9.33	N/A
06-3YG	Managed Asset Allocation	PIMCO RealPath Blend Income Fund	Administrative	Pacific Investment Management Company LLC	0.89	13.70	9.09	N/A
06-4K3	Large Cap Blend	PIMCO STCKPLUS INSTL	Institutional	Pacific Investment Management Company LLC	0.56	18.48	15.36	14.36
06-4K4	Small Cap Blend	PIMCO STCKSPLUS SMALL INSTL	Institutional	Pacific Investment Management Company LLC	0.75	19.76	14.41	12.61
06-3WR	Foreign Equity	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Institutional	Pacific Investment Management Company LLC	1.00	4.52	9.04	8.76
06-FCN	Intermediate Bond	PIMCO Total Return Fund	Institutional	Pacific Investment Management Company LLC	0.70	8.88	4.86	4.19
06-291	Intermediate Bond	PIMCO Total Return Fund	Administrative	Pacific Investment Management Company LLC	0.95	8.61	4.60	3.93
06-680	Intermediate Bond	PIMCO Total Return Fund	R	Pacific Investment Management Company LLC	1.29	8.24	4.22	3.54
06-834	Intermediate Bond	Pioneer Bond Fund	A	Amundi Asset Management Inc.	0.82	8.49	4.90	4.44
06-823	Intermediate Bond	Pioneer Bond Fund	Y	Amundi Asset Management Inc.	0.45	8.85	5.23	4.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-FCP	Intermediate Bond	Pioneer Bond Fund	K	Amundi Asset Management Inc.	0.34	9.03	5.33	N/A
06-3WW	Balanced	Pioneer Classic Balanced Fund	N	Amundi Asset Management Inc.	0.66	12.78	10.04	N/A
06-022	Intermediate Bond	Pioneer Dynamic Credit Fund	A	Amundi Asset Management Inc.	0.90	4.26	N/A	N/A
06-021	Intermediate Bond	Pioneer Dynamic Credit Fund	Y	Amundi Asset Management Inc.	0.60	4.48	N/A	N/A
06-327	Large Cap Equity	Pioneer Equity Income Fund	A	Amundi Asset Management Inc.	1.06	-0.20	9.33	10.28
06-828	Large Cap Equity	Pioneer Equity Income Fund	Y	Amundi Asset Management Inc.	0.77	0.10	9.61	10.61
06-FCR	Large Cap Equity	Pioneer Equity Income Fund	K	Amundi Asset Management Inc.	0.66	0.21	9.73	N/A
06-833	Large Cap Equity	Pioneer Fund	A	Amundi Asset Management Inc.	1.04	23.90	16.26	12.59
06-590	Large Cap Equity	Pioneer Fund VCT Portfolio	I	Amundi Asset Management Inc.	0.82	24.28	16.53	12.86
06-628	Large Cap Equity	Pioneer Fundamental Growth Fund	A	Amundi Asset Management Inc.	1.07	27.03	16.51	15.43
06-626	Large Cap Equity	Pioneer Fundamental Growth Fund	Y	Amundi Asset Management Inc.	0.76	27.36	16.87	15.79
06-FCT	Large Cap Equity	Pioneer Fundamental Growth Fund	K	Amundi Asset Management Inc.	0.66	27.51	17.00	N/A
06-GGH	World Stock	Pioneer Global Equity Fund	A	Amundi Asset Management Inc.	1.15	17.79	10.15	8.89
06-GGJ	World Stock	Pioneer Global Equity Fund	Y	Amundi Asset Management Inc.	0.70	18.33	10.67	9.41
06-837	High Yield Bond	Pioneer High Yield Fund	A	Amundi Asset Management Inc.	1.10	3.07	6.92	5.35
06-829	High Yield Bond	Pioneer High Yield Fund	Y	Amundi Asset Management Inc.	0.85	3.34	7.22	5.67
06-838	Mid Cap Equity	Pioneer Mid Cap Value Fund	A	Amundi Asset Management Inc.	1.08	1.81	6.57	7.41
06-831	Mid Cap Equity	Pioneer Mid Cap Value Fund	Y	Amundi Asset Management Inc.	0.81	2.13	6.85	7.74

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-836	Small Cap Equity	Pioneer Select Mid Cap Growth Fund	A	Amundi Asset Management Inc.	1.03	38.94	18.35	14.59
06-FCV	Mid Cap Equity	Pioneer Select Mid Cap Growth Fund	K	Amundi Asset Management Inc.	0.67	39.45	18.78	N/A
06-591	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I	Amundi Asset Management Inc.	0.88	39.17	18.50	14.50
06-594	Intermediate Bond	Pioneer Strategic Income Fund	A	Amundi Asset Management Inc.	1.06	7.39	5.62	4.66
06-CGG	Intermediate Bond	Pioneer Strategic Income Fund	Y	Amundi Asset Management Inc.	0.74	7.65	5.94	4.98
06-FCW	Intermediate Bond	Pioneer Strategic Income Fund	K	Amundi Asset Management Inc.	0.62	7.77	6.05	N/A
06-FHX	Intermediate Bond	Principal Bond Market Index Fund	R3	Principal Global Investors LLC	0.71	6.70	3.57	2.92
06-3JJ	Intermediate Bond	Principal Core Fixed Inc R6	R6	Principal Global Investors LLC	0.42	8.31	5.45	N/A
06-3JP	Specialty	Principal Global Real Estate Securities Fund	R6	Principal Global Investors LLC	0.88	-3.86	5.95	N/A
06-CVG	Foreign Equity	Principal International Equity Index Fund	R3	Principal Global Investors LLC	0.88	7.24	6.71	4.64
06-3JH	Large Cap Equity	Principal LargeCap Growth Fund	R6	Principal Global Investors LLC	0.59	36.12	20.82	N/A
06-FPW	Mid Cap Equity	Principal MidCap S&P 400 Index Fund	R3	Principal Global Investors LLC	0.73	12.93	11.53	10.69
06-3RN	Mid Cap Equity	Principal MidCap S&P 400 Index Fund	R6	Principal Global Investors LLC	0.16	13.57	N/A	N/A
06-3CP	Specialty	Principal Real Estate Securities Fund	R6	Principal Global Investors LLC	0.81	-3.12	N/A	N/A
06-3RP	Small Cap Equity	Principal SmallCap Growth Fund I	R6	Principal Global Investors LLC	0.86	42.27	19.93	N/A
06-FPX	Small Cap Equity	Principal SmallCap S&P 600 Index Fund	R3	Principal Global Investors LLC	0.73	10.66	11.60	11.10
06-936	Intermediate Bond	Putnam Diversified Income Trust	A	Putnam Investments Management LLC	0.99	-0.23	4.34	3.57
06-897	Intermediate Bond	Putnam Diversified Income Trust	Y	Putnam Investments Management LLC	0.74	0.11	4.62	3.85
06-GNK	Intermediate Bond	Putnam Diversified Income Trust	R6	Putnam Investments Management LLC	0.64	-0.01	4.69	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GNM	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	A	Putnam Investments Management LLC	0.96	12.48	8.51	8.34
06-GNN	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	R6	Putnam Investments Management LLC	0.61	12.79	8.90	N/A
06-GNP	Managed Asset Allocation	Putnam Dynamic Asset Allocation Balanced Fund	Y	Putnam Investments Management LLC	0.71	12.67	8.78	8.62
06-GNR	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	A	Putnam Investments Management LLC	0.99	10.04	6.10	6.00
06-GNT	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	R6	Putnam Investments Management LLC	0.64	10.46	6.48	N/A
06-GNV	Managed Asset Allocation	Putnam Dynamic Asset Allocation Conservative Fund	Y	Putnam Investments Management LLC	0.74	10.36	6.36	6.27
06-GNW	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	A	Putnam Investments Management LLC	1.05	14.40	10.03	9.37
06-GNY	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	Y	Putnam Investments Management LLC	0.80	14.67	10.30	9.63
06-GNX	Managed Asset Allocation	Putnam Dynamic Asset Allocation Growth Fund	R6	Putnam Investments Management LLC	0.69	14.77	10.44	N/A
06-36H	Large Cap Equity	Putnam Equity Income Fund	R6	Putnam Investments Management LLC	0.55	6.19	11.59	N/A
06-FCG	Large Cap Equity	Putnam Equity Income Fund	A	Putnam Investments Management LLC	0.91	5.83	11.18	11.42
06-FCF	Large Cap Equity	Putnam Equity Income Fund	Y	Putnam Investments Management LLC	0.66	6.07	11.46	11.70
06-899	Large Cap Equity	Putnam Growth Opportunities Fund	Y	Putnam Investments Management LLC	0.80	38.76	22.19	17.24
06-938	Large Cap Equity	Putnam Growth Opportunities Fund	A	Putnam Investments Management LLC	1.05	38.41	21.87	16.96
06-GCG	Large Cap Equity	Putnam Growth Opportunities Fund	R6	Putnam Investments Management LLC	0.68	38.89	22.35	N/A
06-3XC	Mid Cap Equity	Putnam Sustainable Future Fund Class	R6	Putnam Investments Management LLC	0.68	53.27	N/A	N/A
06-3XG	Large Cap Equity	Putnam Sustainable Leaders Fund Class	R6	Putnam Investments Management LLC	0.66	28.97	N/A	N/A
06-491	Specialty	Russell Commodity Strategies Fund	S	Russell Investment Management LLC	1.16	-1.22	1.00	-6.71

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-747	Foreign Equity	Russell Emerging Markets Fund	S	Russell Investment Management LLC	1.22	9.85	10.46	2.63
06-GCH	Foreign Equity	Russell Emerging Markets Fund	R6	Russell Investment Management LLC	1.07	10.04	N/A	N/A
06-742	Large Cap Equity	Russell Equity Income Fund	S	Russell Investment Management LLC	0.84	8.86	12.19	11.41
06-736	World Stock	Russell Global Equity Fund	S	Russell Investment Management LLC	0.99	13.39	11.48	9.21
06-489	Specialty	Russell Global Infrastructure Fund	S	Russell Investment Management LLC	1.03	-3.45	7.54	6.96
06-739	Specialty	Russell Global Real Estate Securities Fund	S	Russell Investment Management LLC	1.10	-5.53	4.37	5.63
06-FFM	Specialty	Russell Global Real Estate Securities Fund	R6	Russell Investment Management LLC	0.93	-5.36	N/A	N/A
06-737	Foreign Equity	Russell International Developed Markets Fund	S	Russell Investment Management LLC	0.93	5.76	6.57	4.79
06-738	Intermediate Bond	Russell Investment Grade Bond Fund	S	Russell Investment Management LLC	0.48	8.95	4.54	3.86
06-GCJ	Intermediate Bond	Russell Investment Grade Bond Fund	R6	Russell Investment Management LLC	0.35	9.10	N/A	N/A
06-659	Balanced	Russell LifePoints Balanced Strategy Fund	R1	Russell Investment Management LLC	0.90	4.56	6.24	5.53
06-665	Balanced	Russell LifePoints Balanced Strategy Fund	R5	Russell Investment Management LLC	1.40	4.05	5.70	5.00
06-661	Balanced	Russell LifePoints Conservative Strategy Fund	R1	Russell Investment Management LLC	0.66	5.81	4.93	4.14
06-655	Balanced	Russell LifePoints Conservative Strategy Fund	R5	Russell Investment Management LLC	1.16	5.21	4.39	3.60
06-662	Balanced	Russell LifePoints Equity Growth Strategy Fund	R1	Russell Investment Management LLC	0.97	4.53	7.84	6.48
06-675	Balanced	Russell LifePoints Equity Growth Strategy Fund	R5	Russell Investment Management LLC	1.47	4.05	7.30	5.95
06-663	Balanced	Russell LifePoints Growth Strategy Fund	R1	Russell Investment Management LLC	0.97	6.59	7.50	6.15
06-670	Balanced	Russell LifePoints Growth Strategy Fund	R5	Russell Investment Management LLC	1.47	6.13	6.98	5.63

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-664	Balanced	Russell LifePoints Moderate Strategy Fund	R1	Russell Investment Management LLC	0.80	3.67	5.27	4.69
06-660	Balanced	Russell LifePoints Moderate Strategy Fund	R5	Russell Investment Management LLC	1.30	3.06	4.74	4.15
06-488	Intermediate Bond	Russell Opportunistic Credit Fund	S	Russell Investment Management LLC	0.82	3.64	6.37	4.95
06-748	Short Term Bond	Russell Short Duration Bond Fund	S	Russell Investment Management LLC	0.55	4.98	2.94	2.26
06-741	Intermediate Bond	Russell Strategic Bond Fund	S	Russell Investment Management LLC	0.58	8.88	4.91	4.21
06-GCK	Intermediate Bond	Russell Strategic Bond Fund	R6	Russell Investment Management LLC	0.47	8.94	N/A	N/A
06-744	Large Cap Equity	Russell Sustainable Equity Fund	S	Russell Investment Management LLC	1.07	13.48	13.04	12.47
06-743	Large Cap Equity	Russell U.S. Dynamic Equity Fund	S	Russell Investment Management LLC	1.13	22.43	13.82	12.82
06-749	Small Cap Equity	Russell U.S. Small Cap Equity Fund	S	Russell Investment Management LLC	1.13	12.84	11.29	10.11
06-GCM	Small Cap Equity	Russell U.S. Small Cap Equity Fund	R6	Russell Investment Management LLC	1.00	13.00	N/A	N/A
06-225	Large Cap Equity	State Street Equity 500 Index	Administrative	SSGA Funds Management Inc.	0.17	18.14	14.95	13.60
06-167	Large Cap Equity	State Street Equity 500 Index	R	SSGA Funds Management Inc.	0.62	17.63	14.43	13.09
06-3TT	Managed Asset Allocation	State Street Target Retirement 2020 Fund	K	SSGA Funds Management Inc.	0.09	11.68	8.91	N/A
06-3TV	Managed Asset Allocation	State Street Target Retirement 2025 Fund	K	SSGA Funds Management Inc.	0.09	14.84	10.53	N/A
06-3TW	Managed Asset Allocation	State Street Target Retirement 2030 Fund	K	SSGA Funds Management Inc.	0.09	17.24	11.52	N/A
06-3VR	Managed Asset Allocation	State Street Target Retirement 2035 Fund	K	SSGA Funds Management Inc.	0.09	18.19	12.09	N/A
06-3TY	Managed Asset Allocation	State Street Target Retirement 2040 Fund	K	SSGA Funds Management Inc.	0.09	18.79	12.48	N/A
06-3V3	Managed Asset Allocation	State Street Target Retirement 2045 Fund	K	SSGA Funds Management Inc.	0.09	19.28	12.85	N/A
06-3V4	Managed Asset Allocation	State Street Target Retirement 2050 Fund	K	SSGA Funds Management Inc.	0.09	19.76	12.93	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-3V6	Managed Asset Allocation	State Street Target Retirement 2055 Fund	K	SSGA Funds Management Inc.	0.09	19.65	12.96	N/A
06-3V7	Managed Asset Allocation	State Street Target Retirement 2060 Fund	K	SSGA Funds Management Inc.	0.09	19.63	12.89	N/A
06-3V9	Managed Asset Allocation	State Street Target Retirement Fund	K	SSGA Funds Management Inc.	0.09	10.29	7.02	N/A
06-4GM	Balanced	T Rowe Price Capital Appr	I	T. Rowe Price Associates Inc.	0.59	18.31	13.21	N/A
06-4GN	Specialty	T Rowe Price Comm Tech	I	T. Rowe Price Associates Inc.	0.65	53.82	N/A	N/A
06-4GP	Specialty	T Rowe Price Global Tech	I	T. Rowe Price Associates Inc.	0.75	75.85	N/A	N/A
06-4GC	Specialty	T Rowe Price Health Science	I	T. Rowe Price Associates Inc.	0.65	30.27	N/A	N/A
06-4GR	Specialty	T Rowe Price New Era	I	T. Rowe Price Associates Inc.	0.56	-2.49	5.82	N/A
06-4GT	Small Cap Equity	T Rowe Price Small Cap Stck	I	T. Rowe Price Associates Inc.	0.76	25.21	17.35	N/A
06-4MP	Balanced	T Rowe Price Spec Mod Gr I	Institutional	T. Rowe Price Associates Inc.	0.66	16.84	N/A	N/A
06-4GV	Large Cap Equity	T Rowe Price Value	I	T. Rowe Price Associates Inc.	0.63	10.65	10.92	N/A
06-720	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	R	T. Rowe Price Associates Inc.	1.22	34.02	19.12	17.06
06-FFN	Large Cap Equity	T. Rowe Price Blue Chip Growth Fund	I	T. Rowe Price Associates Inc.	0.56	34.90	19.91	N/A
06-3W9	Large Cap Equity	T. Rowe Price Dividend Growth Fund	I	T. Rowe Price Associates Inc.	0.50	14.08	14.63	N/A
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock Fund	Institutional	T. Rowe Price Associates Inc.	1.06	17.83	15.01	N/A
06-775	Large Cap Equity	T. Rowe Price Equity Income Fund	R	T. Rowe Price Associates Inc.	1.23	0.73	9.40	8.74
06-FFP	Large Cap Equity	T. Rowe Price Equity Income Fund	I	T. Rowe Price Associates Inc.	0.54	1.44	10.13	N/A
06-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A	T. Rowe Price Associates Inc.	0.74	1.18	9.86	9.22
06-755	Foreign Equity	T. Rowe Price European Stock Fund	N/A	T. Rowe Price Associates Inc.	0.96	12.53	7.01	7.23
06-GPC	Specialty	T. Rowe Price Financial Services Fund	I	T. Rowe Price Associates Inc.	0.74	5.57	N/A	N/A
06-308	Large Cap Equity	T. Rowe Price Growth Stock Fund	Advisor	T. Rowe Price Associates Inc.	0.92	36.55	18.85	16.57
06-780	Large Cap Equity	T. Rowe Price Growth Stock Fund	R	T. Rowe Price Associates Inc.	1.18	36.21	18.54	16.27
06-FFR	Large Cap Equity	T. Rowe Price Growth Stock Fund	I	T. Rowe Price Associates Inc.	0.52	37.09	19.33	N/A
06-715	Foreign Equity	T. Rowe Price International Stock Fund	R	T. Rowe Price Associates Inc.	1.40	13.97	9.94	6.23
06-FFT	Foreign Equity	T. Rowe Price International Value Equity Fund	I	T. Rowe Price Associates Inc.	0.66	1.92	4.25	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-309	Foreign Equity	T. Rowe Price International Value Equity Fund	Advisor	T. Rowe Price Associates Inc.	1.09	1.39	3.81	3.31
06-795	Foreign Equity	T. Rowe Price International Value Equity Fund	R	T. Rowe Price Associates Inc.	1.35	1.13	3.50	3.01
06-790	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	R	T. Rowe Price Associates Inc.	1.28	23.49	15.64	14.11
06-FFV	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Fund	I	T. Rowe Price Associates Inc.	0.61	24.32	16.40	N/A
06-785	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	R	T. Rowe Price Associates Inc.	1.30	9.31	9.71	9.51
06-311	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	Advisor	T. Rowe Price Associates Inc.	1.05	9.58	9.98	9.78
06-FFW	Mid Cap Equity	T. Rowe Price Mid-Cap Value Fund	I	T. Rowe Price Associates Inc.	0.65	10.03	10.43	N/A
06-3CY	Large Cap Equity	T. Rowe Price New America Growth Fund	I	T. Rowe Price Associates Inc.	0.65	44.90	22.14	N/A
06-3XK	Mid Cap Equity	T. Rowe Price New Horizons Fund	IS	T. Rowe Price Associates Inc.	0.65	57.92	26.37	N/A
06-3RR	Foreign Equity	T. Rowe Price Overseas Stock Fund	I	T. Rowe Price Associates Inc.	0.66	9.32	8.47	N/A
06-GFP	Specialty	T. Rowe Price Real Estate Fund	I	T. Rowe Price Associates Inc.	0.61	-11.28	1.95	N/A
06-GCN	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	I	T. Rowe Price Associates Inc.	0.37	11.51	8.01	N/A
06-576	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	R	T. Rowe Price Associates Inc.	1.02	10.67	7.37	6.01
06-573	Managed Asset Allocation	T. Rowe Price Retirement 2005 Fund	Advisor	T. Rowe Price Associates Inc.	0.77	10.98	7.65	6.27
06-GCP	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	I	T. Rowe Price Associates Inc.	0.37	12.06	8.54	N/A
06-579	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	R	T. Rowe Price Associates Inc.	1.02	11.35	7.88	6.51
06-574	Managed Asset Allocation	T. Rowe Price Retirement 2010 Fund	Advisor	T. Rowe Price Associates Inc.	0.77	11.62	8.15	6.78
06-FFY	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	I	T. Rowe Price Associates Inc.	0.40	12.81	9.14	N/A
06-776	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	R	T. Rowe Price Associates Inc.	1.05	12.03	8.49	7.21
06-774	Managed Asset Allocation	T. Rowe Price Retirement 2015 Fund	Advisor	T. Rowe Price Associates Inc.	0.80	12.33	8.76	7.48
06-FGF	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	I	T. Rowe Price Associates Inc.	0.42	13.31	9.94	N/A
06-778	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	R	T. Rowe Price Associates Inc.	1.07	12.67	9.27	7.93
06-777	Managed Asset Allocation	T. Rowe Price Retirement 2020 Fund	Advisor	T. Rowe Price Associates Inc.	0.82	12.97	9.55	8.21
06-FGG	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	I	T. Rowe Price Associates Inc.	0.46	14.62	10.70	N/A
06-781	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	R	T. Rowe Price Associates Inc.	1.11	14.12	10.07	8.61
06-779	Managed Asset Allocation	T. Rowe Price Retirement 2025 Fund	Advisor	T. Rowe Price Associates Inc.	0.86	14.37	10.35	8.88
06-FGH	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	I	T. Rowe Price Associates Inc.	0.49	15.92	11.44	N/A
06-783	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	R	T. Rowe Price Associates Inc.	1.14	15.31	10.79	9.22
06-782	Managed Asset Allocation	T. Rowe Price Retirement 2030 Fund	Advisor	T. Rowe Price Associates Inc.	0.89	15.61	11.07	9.49

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-FGJ	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	I	T. Rowe Price Associates Inc.	0.50	17.04	11.98	N/A
06-786	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	R	T. Rowe Price Associates Inc.	1.17	16.47	11.34	9.65
06-784	Managed Asset Allocation	T. Rowe Price Retirement 2035 Fund	Advisor	T. Rowe Price Associates Inc.	0.92	16.75	11.61	9.92
06-FGK	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	I	T. Rowe Price Associates Inc.	0.51	18.16	12.49	N/A
06-787	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	Advisor	T. Rowe Price Associates Inc.	0.94	17.79	12.09	10.27
06-789	Managed Asset Allocation	T. Rowe Price Retirement 2040 Fund	R	T. Rowe Price Associates Inc.	1.19	17.54	11.83	9.99
06-FGM	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	I	T. Rowe Price Associates Inc.	0.51	18.72	12.72	N/A
06-792	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	R	T. Rowe Price Associates Inc.	1.21	18.06	12.07	10.12
06-791	Managed Asset Allocation	T. Rowe Price Retirement 2045 Fund	Advisor	T. Rowe Price Associates Inc.	0.96	18.33	12.35	10.39
06-FGN	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	I	T. Rowe Price Associates Inc.	0.52	18.72	12.73	N/A
06-794	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	R	T. Rowe Price Associates Inc.	1.21	18.04	12.06	10.11
06-793	Managed Asset Allocation	T. Rowe Price Retirement 2050 Fund	Advisor	T. Rowe Price Associates Inc.	0.96	18.33	12.35	10.39
06-FGP	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	I	T. Rowe Price Associates Inc.	0.52	18.68	12.70	N/A
06-797	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	R	T. Rowe Price Associates Inc.	1.21	17.96	12.03	10.11
06-796	Managed Asset Allocation	T. Rowe Price Retirement 2055 Fund	Advisor	T. Rowe Price Associates Inc.	0.96	18.23	12.32	10.38
06-FGR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	I	T. Rowe Price Associates Inc.	0.52	18.79	12.67	N/A
06-CMR	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	R	T. Rowe Price Associates Inc.	1.21	17.94	12.03	N/A
06-CMP	Managed Asset Allocation	T. Rowe Price Retirement 2060 Fund	Advisor	T. Rowe Price Associates Inc.	0.96	18.25	12.31	N/A
06-FFX	Balanced	T. Rowe Price Retirement Balanced I Fund	I	T. Rowe Price Associates Inc.	0.35	11.65	7.96	N/A
06-798	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	Advisor	T. Rowe Price Associates Inc.	0.75	11.14	7.60	5.99
06-799	Managed Asset Allocation	T. Rowe Price Retirement Balanced I Fund	R	T. Rowe Price Associates Inc.	1.00	10.88	7.33	5.73
06-CMT	Specialty	T. Rowe Price U.S. Treasury Long-Term Fund	N/A	T. Rowe Price Associates Inc.	0.22	18.23	7.60	7.23
06-312	Foreign Equity	Templeton Foreign Fund	A	Templeton Global Advisors Limited	1.10	-0.49	4.45	3.09
06-CNG	Foreign Equity	Templeton Foreign Fund	Advisor	Templeton Global Advisors Limited	0.85	-0.35	4.73	3.33
06-920	Foreign Equity	Templeton Foreign Fund	R	Templeton Global Advisors Limited	1.35	-0.83	4.19	2.82
06-GCR	Foreign Equity	Templeton Foreign Fund	R6	Templeton Global Advisors Limited	0.68	-0.11	4.90	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-886	Intermediate Bond	Templeton Global Bond Fund	A	Franklin Advisors Inc.	0.92	-4.41	1.16	1.76
06-CNH	Intermediate Bond	Templeton Global Bond Fund	Advisor	Franklin Advisors Inc.	0.67	-4.19	1.41	2.00
06-FGT	Intermediate Bond	Templeton Global Bond Fund	R6	Franklin Advisors Inc.	0.56	-4.06	1.56	N/A
06-887	Intermediate Bond	Templeton Global Bond Fund	R	Franklin Advisors Inc.	1.17	-4.65	0.92	1.51
06-313	World Stock	Templeton Growth Fund	A	Templeton Global Advisors Limited	1.06	5.74	5.92	6.12
06-CNJ	World Stock	Templeton Growth Fund	Advisor	Templeton Global Advisors Limited	0.81	5.98	6.18	6.39
06-925	World Stock	Templeton Growth Fund	R	Templeton Global Advisors Limited	1.31	5.44	5.65	5.85
06-CHN	Intermediate Bond	Templeton International Bond Fund	A	Templeton Global Advisors Limited	1.09	-5.95	1.35	0.87
06-3P9	Balanced	The Hartford Balanced Income Fund	R6	Hartford Funds Management Company, LLC	0.56	7.85	8.89	N/A
06-3NY	Large Cap Equity	The Hartford Dividend and Growth Fund	R6	Hartford Funds Management Company, LLC	0.65	8.07	12.24	N/A
06-3P4	Large Cap Equity	The Hartford Growth Opportunities Fund	R6	Hartford Funds Management Company, LLC	0.74	62.00	22.41	N/A
06-3WC	Foreign Equity	The Hartford International Growth Fund	R6	Hartford Funds Management Company, LLC	0.85	23.61	N/A	N/A
06-3F7	Foreign Equity	The Hartford International Opportunities Fund	R6	Hartford Funds Management Company, LLC	0.71	20.75	9.37	N/A
06-39P	Mid Cap Equity	The Hartford MidCap Fund	R4	Hartford Funds Management Company, LLC	1.17	24.58	16.00	13.59
06-39R	Mid Cap Equity	The Hartford MidCap Fund	R3	Hartford Funds Management Company, LLC	1.47	24.20	15.63	13.24
06-39T	Mid Cap Equity	The Hartford MidCap Fund	R6	Hartford Funds Management Company, LLC	0.75	25.06	16.46	N/A
06-3P6	Intermediate Bond	The Hartford Total Return Bond Fund	R6	Hartford Funds Management Company, LLC	0.35	9.28	5.53	N/A
06-3YH	Intermediate Bond	The Hartford World Bond Fund	R4	Hartford Funds Management Company, LLC	1.06	1.41	2.57	N/A
06-3P7	Intermediate Bond	The Hartford World Bond Fund	R6	Hartford Funds Management Company, LLC	0.65	1.86	2.96	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-314	Large Cap Equity	Thornburg Core Growth Fund	R5	Thornburg Investment Management Inc.	0.84	42.09	17.01	15.00
06-985	Large Cap Equity	Thornburg Core Growth Fund	R3	Thornburg Investment Management Inc.	1.35	41.38	16.41	14.41
06-4GW	Foreign Equity	Thornburg Developing World	R6	Thornburg Investment Management Inc.	0.99	23.21	13.80	N/A
06-316	Foreign Equity	Thornburg International Value Fund	R5	Thornburg Investment Management Inc.	0.99	22.67	9.18	6.15
06-990	Foreign Equity	Thornburg International Value Fund	R3	Thornburg Investment Management Inc.	1.45	22.12	8.68	5.65
06-GPF	Foreign Equity	Thornburg International Value Fund	R6	Thornburg Investment Management Inc.	0.90	22.95	9.40	N/A
06-4GX	Foreign Equity	Thornburg Intl Growth	R6	Thornburg Investment Management Inc.	0.89	34.45	12.79	N/A
06-986	World Stock	Thornburg Investment Income Builder Fund	R5	Thornburg Investment Management Inc.	1.06	-0.51	7.16	6.28
06-987	World Stock	Thornburg Investment Income Builder Fund	R3	Thornburg Investment Management Inc.	1.56	-1.02	6.63	5.76
06-39W	World Stock	Thornburg Investment Income Builder Fund	R6	Thornburg Investment Management Inc.	0.87	-0.28	N/A	N/A
06-995	Short Term Bond	Thornburg Limited Term Income Fund	R3	Thornburg Investment Management Inc.	0.99	7.13	3.63	3.38
06-GCV	Short Term Bond	Thornburg Limited Term Income Fund	R6	Thornburg Investment Management Inc.	0.42	7.73	N/A	N/A
06-953	Short Term Bond	Thornburg Limited Term Income Fund	R5	Thornburg Investment Management Inc.	0.49	7.67	4.04	N/A
06-104	Short Term Bond	Thornburg Limited Term U.S. Government Fund	R3	Thornburg Investment Management Inc.	0.99	3.65	1.87	1.53
06-109	Large Cap Equity	Thornburg Value Fund	R3	Thornburg Investment Management Inc.	1.20	11.70	11.32	10.17
06-FGV	Intermediate Bond	TIAA-CREF Bond Index Fund	Institutional	Teachers Advisors LLC	0.11	7.49	4.28	3.69
06-434	Intermediate Bond	TIAA-CREF Bond Index Fund	Retirement	Teachers Advisors LLC	0.37	7.31	4.02	3.43
06-3F4	Intermediate Bond	TIAA-CREF Bond Plus Fund	Institutional	Teachers Advisors LLC	0.30	7.98	5.28	4.71
06-939	Intermediate Bond	TIAA-CREF Bond Plus Fund	Retirement	Teachers Advisors LLC	0.55	7.70	5.01	4.45
06-GCW	Intermediate Bond	TIAA-CREF Core Impact Bd I	Institutional	Teachers Advisors LLC	0.36	7.45	4.80	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CNK	Intermediate Bond	TIAA-CREF Core Impact Bd R	R	Teachers Advisors LLC	0.61	7.18	4.52	N/A
06-020	Foreign Equity	TIAA-CREF Emerging Markets Equity Index Fund	Retirement	Teachers Advisors LLC	0.45	17.42	12.45	3.10
06-FGW	Large Cap Equity	TIAA-CREF Growth & Income Fund	Institutional	Teachers Advisors LLC	0.40	20.53	14.44	13.79
06-433	Large Cap Equity	TIAA-CREF Growth & Income Fund	Retirement	Teachers Advisors LLC	0.65	20.19	14.15	13.51
06-428	Foreign Equity	TIAA-CREF International Equity Index fund	Retirement	Teachers Advisors LLC	0.30	7.86	7.43	5.43
06-FGX	Foreign Equity	TIAA-CREF International Equity Index Fund	Institutional	Teachers Advisors LLC	0.05	8.14	7.71	5.70
06-942	Large Cap Equity	TIAA-CREF Large-Cap Growth Fund	Retirement	Teachers Advisors LLC	0.66	43.81	19.94	17.33
06-431	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	Retirement	Teachers Advisors LLC	0.30	38.07	20.62	16.84
06-FGY	Large Cap Equity	TIAA-CREF Large-Cap Growth Index Fund	Institutional	Teachers Advisors LLC	0.05	38.43	20.93	17.14
06-943	Large Cap Equity	TIAA-CREF Large-Cap Value Fund	Retirement	Teachers Advisors LLC	0.66	3.35	8.60	8.95
06-429	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	Retirement	Teachers Advisors LLC	0.30	2.62	9.42	10.16
06-FHC	Large Cap Equity	TIAA-CREF Large-Cap Value Index Fund	Institutional	Teachers Advisors LLC	0.05	2.90	9.70	10.44
06-36J	Managed Asset Allocation	TIAA-CREF Lifecycle 2010 Fund	Institutional	Teachers Advisors LLC	0.37	11.24	8.12	7.13
06-36K	Managed Asset Allocation	TIAA-CREF Lifecycle 2015 Fund	Institutional	Teachers Advisors LLC	0.38	11.80	8.57	7.53
06-36M	Managed Asset Allocation	TIAA-CREF Lifecycle 2020 Fund	Institutional	Teachers Advisors LLC	0.39	12.38	9.12	8.05
06-36N	Managed Asset Allocation	TIAA-CREF Lifecycle 2025 Fund	Institutional	Teachers Advisors LLC	0.41	13.44	9.84	8.65
06-36P	Managed Asset Allocation	TIAA-CREF Lifecycle 2030 Fund	Institutional	Teachers Advisors LLC	0.42	14.54	10.55	9.20
06-36R	Managed Asset Allocation	TIAA-CREF Lifecycle 2035 Fund	Institutional	Teachers Advisors LLC	0.43	15.48	11.22	9.71
06-36T	Managed Asset Allocation	TIAA-CREF Lifecycle 2040 Fund	Institutional	Teachers Advisors LLC	0.44	16.44	11.84	10.13
06-36V	Managed Asset Allocation	TIAA-CREF Lifecycle 2045 Fund	Institutional	Teachers Advisors LLC	0.45	17.31	12.26	10.33
06-36W	Managed Asset Allocation	TIAA-CREF Lifecycle 2050 Fund	Institutional	Teachers Advisors LLC	0.45	17.44	12.37	10.39
06-37C	Managed Asset Allocation	TIAA-CREF Lifecycle 2055 Fund	Institutional	Teachers Advisors LLC	0.45	17.52	12.48	N/A
06-36Y	Managed Asset Allocation	TIAA-CREF Lifecycle 2060 Fund	Institutional	Teachers Advisors LLC	0.45	17.75	12.59	N/A
06-032	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	Retirement	Teachers Advisors LLC	0.35	11.61	7.84	6.83
06-FHF	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund	Institutional	Teachers Advisors LLC	0.10	11.97	8.12	7.10

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-033	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	Retirement	Teachers Advisors LLC	0.35	12.27	8.37	7.29
06-FHG	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund	Institutional	Teachers Advisors LLC	0.10	12.58	8.64	7.56
06-034	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	Retirement	Teachers Advisors LLC	0.35	12.85	8.98	7.84
06-FHH	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund	Institutional	Teachers Advisors LLC	0.10	13.07	9.25	8.11
06-035	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	Retirement	Teachers Advisors LLC	0.35	13.69	9.75	8.46
06-FHJ	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund	Institutional	Teachers Advisors LLC	0.10	14.00	10.03	8.74
06-036	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	Retirement	Teachers Advisors LLC	0.35	14.53	10.52	9.08
06-FHK	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund	Institutional	Teachers Advisors LLC	0.10	14.76	10.79	9.36
06-037	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	Retirement	Teachers Advisors LLC	0.35	15.27	11.25	9.67
06-FHM	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund	Institutional	Teachers Advisors LLC	0.10	15.54	11.53	9.94
06-FHN	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	Institutional	Teachers Advisors LLC	0.10	16.27	12.21	10.42
06-038	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund	Retirement	Teachers Advisors LLC	0.35	16.01	11.93	10.15
06-FHP	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	Institutional	Teachers Advisors LLC	0.10	17.02	12.67	10.65
06-039	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund	Retirement	Teachers Advisors LLC	0.35	16.68	12.39	10.37
06-FHR	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	Institutional	Teachers Advisors LLC	0.10	17.20	12.82	10.72
06-040	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund	Retirement	Teachers Advisors LLC	0.35	16.88	12.53	10.43
06-041	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	Retirement	Teachers Advisors LLC	0.35	16.95	12.66	N/A
06-FHT	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund	Institutional	Teachers Advisors LLC	0.10	17.22	12.94	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-CMV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	Retirement	Teachers Advisors LLC	0.35	17.08	12.76	N/A
06-FHV	Managed Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund	Institutional	Teachers Advisors LLC	0.10	17.40	13.05	N/A
06-FHW	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	Institutional	Teachers Advisors LLC	0.10	12.05	7.97	6.81
06-042	Managed Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund	Retirement	Teachers Advisors LLC	0.35	11.79	7.70	6.55
06-36X	Managed Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund	Institutional	Teachers Advisors LLC	0.37	11.10	7.93	6.81
06-3CK	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund	Institutional	Teachers Advisors LLC	0.60	19.71	12.93	N/A
06-4CX	Balanced	TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class	Retail	Teachers Advisors LLC	0.90	19.37	12.59	N/A
06-3CG	Balanced	TIAA-CREF Lifestyle Conservative Fund	Institutional	Teachers Advisors LLC	0.47	12.15	7.93	N/A
06-3CJ	Balanced	TIAA-CREF Lifestyle Growth Fund	Institutional	Teachers Advisors LLC	0.56	17.45	11.51	N/A
06-3XV	Balanced	TIAA-CREF Lifestyle Growth Fund	Retail	Teachers Advisors LLC	0.84	17.18	11.19	N/A
06-3CF	Balanced	TIAA-CREF Lifestyle Income Fund	Institutional	Teachers Advisors LLC	0.43	8.79	5.77	N/A
06-3CH	Balanced	TIAA-CREF Lifestyle Moderate Fund	Institutional	Teachers Advisors LLC	0.52	15.46	10.06	N/A
06-944	Mid Cap Equity	TIAA-CREF Mid-Cap Growth Fund	Retirement	Teachers Advisors LLC	0.73	44.96	17.73	13.84
06-3MH	Specialty	TIAA-CREF Real Estate Securities Fund	Institutional	Teachers Advisors LLC	0.50	1.33	8.36	10.05
06-GCX	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	Institutional	Teachers Advisors LLC	0.18	20.34	15.46	13.06
06-432	Large Cap Equity	TIAA-CREF Social Choice Equity Fund	Retirement	Teachers Advisors LLC	0.43	20.08	15.18	12.78
06-GCY	Foreign Equity	TIAA-CREF Social Choice International Equity Fund	Institutional	Teachers Advisors LLC	0.40	9.87	8.07	N/A
06-339	Balanced	Timothy Plan Conservative Growth Fund	A	Timothy Plan Ltd.	2.07	7.69	5.01	4.05
06-341	Balanced	Timothy Plan Strategic Growth Fund	A	Timothy Plan Ltd.	2.06	8.10	5.64	4.66
06-703	Intermediate Bond	Touchstone Flexible Income Fund	A	Touchstone Advisors Inc.	1.16	8.01	4.89	4.91

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-GPG	Large Cap Equity	Touchstone Focused Fund	Institutional	Touchstone Advisors Inc.	0.83	24.75	13.52	13.44
06-624	Large Cap Equity	Touchstone Focused Fund	Y	Touchstone Advisors Inc.	0.91	24.69	13.43	13.32
06-619	Large Cap Equity	Touchstone Focused Fund	A	Touchstone Advisors Inc.	1.19	24.26	13.10	13.01
06-699	Large Cap Equity	Touchstone Growth Opportunities Fund	A	Touchstone Advisors Inc.	1.25	33.08	18.40	14.55
06-3GK	Large Cap Equity	Touchstone Large Cap Focused Fund	Institutional	Touchstone Advisors Inc.	0.73	24.23	16.91	N/A
06-GPJ	Mid Cap Equity	Touchstone Mid Cap Growth Fund	Institutional	Touchstone Advisors Inc.	0.86	27.43	18.03	N/A
06-GPH	Mid Cap Equity	Touchstone Mid Cap Growth Fund	A	Touchstone Advisors Inc.	1.25	27.01	17.67	13.86
06-4PF	Small Cap Blend	Touchstone Small Company Fund	R	Touchstone Advisors Inc.	0.80	17.86	13.28	N/A
06-701	Large Cap Equity	Touchstone Sustainability and Impact Equity Fund	A	Touchstone Advisors Inc.	1.17	14.44	10.47	10.15
06-702	Large Cap Equity	Touchstone Value Fund	A	Touchstone Advisors Inc.	1.09	3.10	9.46	10.35
06-47W	World Allocation	TRowe Price Global Alloc	I	T. Rowe Price Associates Inc.	0.85	14.90	N/A	N/A
06-47X	World Allocation	TRowe Price Global Alloc Adv	Advisor	T. Rowe Price Associates Inc.	1.27	14.44	9.43	N/A
06-4FX	Small Cap Equity	UndscvrdMgrs Behavioral Val	R6	JP Morgan Investment Management Inc.	0.80	3.62	8.28	N/A
06-4NX	Large Cap Value	USAA Income Stock Fund R6 Shares	R6	Victory Capital Management Inc.	0.65	0.43	N/A	N/A
06-4NT	Intermediate Term Bond	USAA Intermediate Term Bond Fund R6 Shares	R6	Victory Capital Management Inc.	0.39	9.57	N/A	N/A
06-4NW	Foreign Blend	USAA International Fund R6 Shares	R6	Victory Capital Management Inc.	0.85	3.44	N/A	N/A
06-4NV	Large Cap Growth	USAA Nasdaq 100 Index Fund R6 Shares	R6	Victory Capital Management Inc.	0.40	48.51	N/A	N/A
06-FHY	Large Cap Equity	Vanguard 500 Index Fund	Admiral	Vanguard Group Inc.	0.04	18.37	15.18	13.85
06-FJC	Balanced	Vanguard Balanced Index Fund	Admiral	Vanguard Group Inc.	0.07	16.40	11.27	9.98
06-FJF	Foreign Equity	Vanguard Developed Markets Index Fund	Admiral	Vanguard Group Inc.	0.07	10.26	8.31	5.92
06-4CY	Large Cap Equity	Vanguard Dividend Growth Fund Investor Shares	Investor	Vanguard Group Inc.	0.27	12.06	13.53	13.15
06-FJG	Foreign Equity	Vanguard Emerging Markets Stock Index Fund	Admiral	Vanguard Group Inc.	0.14	15.24	11.70	3.12
06-FJH	Specialty	Vanguard Energy Fund	Admiral	Vanguard Group Inc.	0.25	-30.79	-2.21	-3.24
06-FJJ	Large Cap Equity	Vanguard Equity Income Fund	Admiral	Vanguard Group Inc.	0.19	3.13	10.66	11.80

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-4PP	Europe Stock	Vanguard European Stock Index Fund	Institutional	Vanguard Group Inc.	0.10	6.44	7.31	5.73
06-FJK	Small Cap Equity	Vanguard Explorer Fund	Admiral	Vanguard Group Inc.	0.30	31.48	18.48	14.30
06-FJM	Mid Cap Equity	Vanguard Extended Market Index Fund	Admiral	Vanguard Group Inc.	0.06	32.21	16.05	13.22
06-4G7	Specialty	Vanguard Financials Idx	Admiral	Vanguard Group Inc.	0.10	-2.07	10.80	10.54
06-3CC	Foreign Equity	Vanguard FTSE All-World ex-US Index Fund	Admiral	Vanguard Group Inc.	0.11	11.35	9.19	N/A
06-3WM	Large Cap Equity	Vanguard FTSE Social Index Fund	Admiral	Vanguard Group Inc.	0.14	22.67	N/A	N/A
06-GFM	Intermediate Bond	Vanguard GNMA Fund	Admiral	Vanguard Group Inc.	0.11	3.83	2.92	3.06
06-4MV	Large Cap Blend	Vanguard Growth and Inc Adm	Institutional	Vanguard Group Inc.	0.22	18.08	14.63	13.90
06-FJN	Large Cap Equity	Vanguard Growth Index Fund	Admiral	Vanguard Group Inc.	0.05	40.19	20.32	16.67
06-FJP	Specialty	Vanguard Health Care Fund	Admiral	Vanguard Group Inc.	0.27	12.67	8.85	15.08
06-4MW	Specialty	Vanguard Health Care Idx Adm	Institutional	Vanguard Group Inc.	0.10	18.24	12.67	16.45
06-4MX	Large Cap Value	Vanguard High Div Yld Idx Adm	Institutional	Vanguard Group Inc.	0.08	1.14	N/A	N/A
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Fund	Admiral	Vanguard Group Inc.	0.13	5.39	7.18	6.50
06-GFC	Intermediate Bond	Vanguard Inflation-Protected Securities Fund	Admiral	Vanguard Group Inc.	0.10	10.96	4.96	3.69
06-4G9	Specialty	Vanguard Info Tech Idx	Admiral	Vanguard Group Inc.	0.10	45.98	28.25	20.50
06-FJT	Intermediate Bond	Vanguard Intermediate-Term Bond Index Fund	Admiral	Vanguard Group Inc.	0.07	9.79	5.22	4.80
06-FJV	Intermediate Bond	Vanguard Intermediate-Term Investment-Grade Fund	Admiral	Vanguard Group Inc.	0.10	10.41	5.64	5.09
06-FJW	Intermediate Bond	Vanguard Intermediate-Term Treasury Fund	Admiral	Vanguard Group Inc.	0.10	8.31	3.71	3.38
06-3C9	Intermediate Bond	Vanguard Intermediate-Term Treasury Index Fund	Admiral	Vanguard Group Inc.	0.07	7.65	3.55	3.28
06-3F6	Foreign Equity	Vanguard International Growth Fund	Admiral	Vanguard Group Inc.	0.33	59.74	21.77	12.39
06-FJX	Balanced	Vanguard LifeStrategy Conservative Growth Fund	Investor	Vanguard Group Inc.	0.12	11.51	8.03	6.65
06-FJY	Balanced	Vanguard LifeStrategy Growth Fund	Investor	Vanguard Group Inc.	0.14	15.45	11.32	9.38
06-FKC	Balanced	Vanguard LifeStrategy Income Fund	Investor	Vanguard Group Inc.	0.11	9.13	6.24	5.17

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-FKF	Balanced	Vanguard LifeStrategy Moderate Growth Fund	Investor	Vanguard Group Inc.	0.13	13.59	9.71	8.11
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Fund	Admiral	Vanguard Group Inc.	0.12	15.47	9.64	8.52
06-4PT	Intermediate Term Bond	Vanguard Long-Term Treasury Fund	Institutional	Vanguard Group Inc.	0.10	18.40	7.90	7.74
06-FKG	Specialty	Vanguard Materials Index Fund	Admiral	Vanguard Group Inc.	0.10	19.44	12.86	8.75
06-FKH	Mid Cap Equity	Vanguard Mid-Cap Growth Fund	Investor	Vanguard Group Inc.	0.34	33.41	15.86	13.71
06-3YP	Mid Cap Equity	Vanguard Mid-Cap Growth Index Fund	Admiral	Vanguard Group Inc.	0.07	34.48	17.18	N/A
06-FKJ	Mid Cap Equity	Vanguard Mid-Cap Index Fund	Admiral	Vanguard Group Inc.	0.05	18.24	13.28	12.40
06-3YN	Mid Cap Equity	Vanguard Mid-Cap Value Index Fund	Admiral	Vanguard Group Inc.	0.07	2.54	9.17	N/A
06-FKK	Specialty	Vanguard REIT Index Fund	Admiral	Vanguard Group Inc.	0.12	-4.65	5.65	8.68
06-FKM	Mid Cap Equity	Vanguard Selected Value Fund	Investor	Vanguard Group Inc.	0.31	5.85	8.88	9.96
06-305	Short Term Bond	Vanguard Short Term Federal Fund	Investor	Vanguard Group Inc.	0.20	4.35	2.30	1.72
06-3CR	Short Term Bond	Vanguard Short-Term Federal Fund	Admiral	Vanguard Group Inc.	0.10	4.45	2.40	1.82
06-4N9	Short Term Bond	Vanguard Short-Term Inv Gr Adm	Institutional	Vanguard Group Inc.	0.10	5.25	3.38	2.76
06-4PR	Short Term Bond	Vanguard Short-Term Treasury Fund	Institutional	Vanguard Group Inc.	0.10	4.06	2.15	1.52
06-FKP	Small Cap Equity	Vanguard Small-Cap Growth Index Fund	Admiral	Vanguard Group Inc.	0.07	35.28	17.99	N/A
06-FKR	Small Cap Equity	Vanguard Small-Cap Index Fund	Admiral	Vanguard Group Inc.	0.05	19.11	13.60	12.01
06-FKN	Small Cap Equity	Vanguard Small-Cap Value Index Fund	Admiral	Vanguard Group Inc.	0.07	5.85	9.73	N/A
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv	Investor	Vanguard Group Inc.	0.17	10.27	10.56	12.17
06-FKV	Managed Asset Allocation	Vanguard Target Retirement 2015 Fund	Investor	Vanguard Group Inc.	0.12	10.32	7.78	7.04
06-FKW	Managed Asset Allocation	Vanguard Target Retirement 2020 Fund	Investor	Vanguard Group Inc.	0.13	12.04	9.02	7.93
06-FKX	Managed Asset Allocation	Vanguard Target Retirement 2025 Fund	Investor	Vanguard Group Inc.	0.13	13.30	9.88	8.54
06-FKY	Managed Asset Allocation	Vanguard Target Retirement 2030 Fund	Investor	Vanguard Group Inc.	0.14	14.10	10.51	9.04

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-FMC	Managed Asset Allocation	Vanguard Target Retirement 2035 Fund	Investor	Vanguard Group Inc.	0.14	14.79	11.11	9.51
06-FMF	Managed Asset Allocation	Vanguard Target Retirement 2040 Fund	Investor	Vanguard Group Inc.	0.14	15.47	11.71	9.90
06-FMG	Managed Asset Allocation	Vanguard Target Retirement 2045 Fund	Investor	Vanguard Group Inc.	0.15	16.30	12.09	10.09
06-FMH	Managed Asset Allocation	Vanguard Target Retirement 2050 Fund	Investor	Vanguard Group Inc.	0.15	16.39	12.10	10.09
06-FMJ	Managed Asset Allocation	Vanguard Target Retirement 2055 Fund	Investor	Vanguard Group Inc.	0.15	16.32	12.09	10.10
06-FMK	Managed Asset Allocation	Vanguard Target Retirement 2060 Fund	Investor	Vanguard Group Inc.	0.15	16.32	12.08	N/A
06-34V	Managed Asset Allocation	Vanguard Target Retirement 2065 Fund	Investor	Vanguard Group Inc.	0.15	16.17	N/A	N/A
06-FMM	Managed Asset Allocation	Vanguard Target Retirement Income Fund	Investor	Vanguard Group Inc.	0.12	10.02	6.86	5.88
06-FMN	Intermediate Bond	Vanguard Total Bond Market Index Fund	Admiral	Vanguard Group Inc.	0.05	7.72	4.46	3.80
06-FMP	Intermediate Bond	Vanguard Total International Bond Index Fund	Admiral	Vanguard Group Inc.	0.11	4.54	4.46	N/A
06-FMR	Foreign Equity	Vanguard Total International Stock Index Fund	Admiral	Vanguard Group Inc.	0.11	11.28	9.09	5.13
06-FMT	Large Cap Equity	Vanguard Total Stock Market Index Fund	Admiral	Vanguard Group Inc.	0.04	20.99	15.42	13.78
06-FMV	Large Cap Equity	Vanguard U.S Growth Fund	Admiral	Vanguard Group Inc.	0.28	58.74	22.83	18.59
06-4N7	Specialty	Vanguard Utilities Idx Adm	Institutional	Vanguard Group Inc.	0.10	-0.81	11.34	11.16
06-FMW	Large Cap Equity	Vanguard Value Index Fund	Admiral	Vanguard Group Inc.	0.05	2.29	10.75	11.22
06-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A	Vanguard Group Inc.	0.32	23.18	15.74	13.53
06-GCT	Balanced	Vanguard Wellesley Income Fund	Admiral	Vanguard Group Inc.	0.16	8.54	8.01	7.84
06-GFF	Balanced	Vanguard Wellington Fund	Admiral	Vanguard Group Inc.	0.17	10.68	10.84	9.95
06-3RF	Mid Cap Equity	Victory Integrity Mid-Cap Value Fund	R6	Victory Capital Management Inc.	0.60	5.39	9.93	N/A
06-3JN	Small Cap Equity	Victory Integrity Small-Cap Value Fund	R6	Victory Capital Management Inc.	0.97	1.33	7.40	N/A

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-33C	Small Cap Equity	Victory RS Small Cap Growth Fund	R6	Victory Capital Management Inc.	1.06	38.32	N/A	N/A
06-3R9	Foreign Equity	Victory Sophus Emerging Markets Fund	R6	Victory Capital Management Inc.	0.89	17.28	N/A	N/A
06-581	Mid Cap Equity	Victory Sycamore Established Value Fund	A	Victory Capital Management Inc.	0.92	7.80	11.63	11.41
06-583	Mid Cap Equity	Victory Sycamore Established Value Fund	R	Victory Capital Management Inc.	1.12	7.57	11.41	11.21
06-FMX	Mid Cap Equity	Victory Sycamore Established Value Fund	R6	Victory Capital Management Inc.	0.57	8.16	12.02	N/A
06-584	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	R	Victory Capital Management Inc.	1.44	4.21	11.55	10.53
06-582	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	A	Victory Capital Management Inc.	1.26	4.39	11.79	10.77
06-FMY	Small Cap Equity	Victory Sycamore Small Company Opportunity Fund	R6	Victory Capital Management Inc.	0.86	4.82	12.17	N/A
06-3RC	Foreign Equity	Victory Trivalent International Fund-Core Equity	R6	Victory Capital Management Inc.	0.55	5.90	7.50	N/A
06-GFG	Foreign Equity	Victory Trivalent International Small-Cap Fund	A	Victory Capital Management Inc.	1.36	14.96	9.47	9.26
06-GFH	Foreign Equity	Victory Trivalent International Small-Cap Fund	R6	Victory Capital Management Inc.	1.07	15.34	9.77	N/A
06-FFJ	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	R6	Virtus Fund Advisers LLC	0.72	4.03	10.60	N/A
06-803	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	Institutional	Virtus Fund Advisers LLC	0.97	3.76	10.31	10.29
06-804	Large Cap Equity	Virtus Ceredex Large Cap Value Equity Fund	A	Virtus Fund Advisers LLC	1.24	3.47	10.02	9.98
06-FFK	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	R6	Virtus Fund Advisers LLC	0.79	-0.97	10.49	N/A
06-806	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	Institutional	Virtus Fund Advisers LLC	1.04	-1.20	10.22	9.65
06-807	Mid Cap Equity	Virtus Ceredex Mid-Cap Value Equity Fund	A	Virtus Fund Advisers LLC	1.30	-1.52	9.86	9.33
06-808	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	Institutional	Virtus Fund Advisers LLC	1.18	0.91	8.16	8.01

American United Life Insurance Company®  Separate Accounts Subaccount Listing

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT (continued)						Average Annual Total Returns (as of 12/31/20)
Fund Identifier	Asset Class	Fund Name	Share Class	Investment Adviser	Current Expenses	1 year	5 year	10 year
06-809	Small Cap Equity	Virtus Ceredex Small Cap Value Equity Fund	A	Virtus Fund Advisers LLC	1.48	0.62	7.85	7.69
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Securities Fund	R	Virtus Fund Advisers LLC	0.79	-1.48	6.04	N/A
06-47K	Specialty	Virtus Seix Fltg Rate HiInc	R6	Virtus Fund Advisers LLC	0.52	0.61	4.48	N/A
06-801	High Yield Bond	Virtus Seix High Income Fund	A	Virtus Fund Advisers LLC	0.93	7.31	7.84	5.70
06-811	Intermediate Bond	Virtus Seix Total Return Bond Fund	A	Virtus Fund Advisers LLC	0.70	10.91	4.39	3.83
06-3CX	Intermediate Bond	Virtus Seix Total Return Bond Fund	R6	Virtus Fund Advisers LLC	0.31	11.30	4.78	N/A
06-3N4	Foreign Equity	Virtus Vontobel Emerging Markets Opportunities Fund	R6	Virtus Fund Advisers LLC	0.98	16.01	10.04	N/A
06-4NR	Intermediate Bond	Voya Interm Bond R6	Retirement	Voya	0.30	8.22	5.32	N/A
06-3J7	Foreign Equity	Wells Fargo International Equity Fund	R6	Wells Fargo Funds Management LLC	0.79	4.87	5.53	N/A
06-3J6	Mid Cap Equity	Wells Fargo Special Mid Cap Value Fund	R6	Wells Fargo Funds Management LLC	0.71	3.36	10.56	N/A
06-3JF	Small Cap Equity	Wells Fargo Special Small Cap Value Fund	R6	Wells Fargo Funds Management LLC	0.85	1.57	10.32	N/A
06-718	Intermediate Bond	Western Asset Core Plus Bond Fund	R	Legg Mason Partners Fund Advisors, LLC	1.12	8.67	5.58	N/A
06-713	Intermediate Bond	Western Asset Core Plus Bond Fund	FI	Legg Mason Partners Fund Advisors, LLC	0.82	8.98	5.86	5.06
06-GFJ	Intermediate Bond	Western Asset Core Plus Bond Fund	IS	Legg Mason Partners Fund Advisors, LLC	0.42	9.51	6.31	5.45
06-3TP	Mid Cap Equity	William Blair Small-Mid Cap Growth Fund	I	Williams Blair Investment Management LLC	1.10	32.35	18.45	15.51

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY	3
DISTRIBUTION OF CONTRACTS	3
CUSTODY OF ASSETS	3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	3
403(b) Programs	3
408 and 408A Programs	4
457 Programs	5
Employee Benefit Plans	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	5
FINANCIAL STATEMENTS	5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated: May 1, 2021

(This page left intentionally blank.)

The prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL

Retirement Services, a division of
American United Life Insurance Company®
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
www.oneamerica.com

© 2019 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12784 5/1/2021

STATEMENT OF ADDITIONAL INFORMATION AUL AMERICAN UNIT TRUST

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)

A ONEAMERICA(R) COMPANY

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

TELEPHONE: (800) 249-6269

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2021

AUL AMERICAN UNIT TRUST

GROUP VARIABLE ANNUITY CONTRACTS

OFFERED BY

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

ONE AMERICAN SQUARE

INDIANAPOLIS, INDIANA 46206-0368

(800) 249-6269

ANNUITY SERVICE OFFICE MAIL ADDRESS:

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2021.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

1

2

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Account is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $19,500 for 2020. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

3

Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $6,000 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $6,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant’s compensation, or (b) $57,000. Salary reduction contributions, if any, are subject to additional annual limits.

4

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2020 is $3,550 for an individual and $7,100 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post-Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2020 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

5

FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2020 are included in this Statement of Additional Information.

6

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Core Opportunities Fund R Class - 06-148 (1)(16)	Invesco Technology Fund Investor Class - 06-805 (1)(16)
AB Discovery Growth Fund R Class - 06-144 (1)(16)	Invesco Total Ret Bond A Class - 06-926 (1)(16)
AB Discovery Growth Fund Z Class - 06-GKC (1)(19)	Invesco Total Ret Bond Y Class - 06-894 (1)(16)
AB Discovery Value Fund R Class - 06-149 (1)(16)	Invesco Value Opportunities Fund A Class - 06-814 (1)(16)
AB Discovery Value Fund Z Class - 06-GKF (1)(18)	Invesco Value Opportunities Fund R Class - 06-813 (1)(16)
AB Global Bond Fund Z Class - 06-3GC (1)(19)	iShares MSCI EAFE International Index Fund K Class - 06-3VK (15)(20)
AB High Income Fund Advisor Class - 06-005 (1)(16)	iShares MSCI Total Intl Idx K Class - 06-46N (13)(19)
AB High Income Fund R Class - 06-006 (1)(16)	iShares Russell 1000LgCp Idx K Class - 06-46P (15)(20)
AB International Value Fund R Class - 06-153 (1)(16)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (1)(19)
AB Large Cap Growth Fund Advisor Class - 06-3YR (11)(19)	iShares Russell Mid-Cap Index Fund K Class - 06-3GM (15)(20)
AB Large Cap Growth Fund Z Class - 06-3FY (1)(19)	iShares S&P 500 Index Fund K Class - 06-3G4 (1)(19)
AB Small Cap Growth Fund R Class - 06-146 (1)(16)	iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (15)(20)
AB Small Cap Growth Portfolio Z Class - 06-GKG (1)(19)	Ivy Asset Strategy Fund R Class - 06-007 (1)(16)
AB Sustainable International Thematic Fund R Class - 06-147 (1)(16)	Ivy Balanced Fund R Class - 06-009 (1)(16)
AB Value Fund R Class - 06-151 (1)(16)	Ivy Energy Fund R Class - 06-CGP (1)(16)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Alger Balanced Portfolio I-2 Class - 06-505 (1)(16)	Ivy Energy Fund Y Class - 06-CGR (1)(16)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)(17)	Ivy High Income Fund N Class - 06-GMF (1)(19)
Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)(16)	Ivy High Income Fund R Class - 06-011 (1)(16)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)(16)	Ivy High Income Fund Y Class - 06-012 (1)(16)
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (1)(19)	Ivy Small Cap Core Fund N Class - 06-FNR (1)(18)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)(16)	Ivy Small Cap Core Fund R Class - 06-FPP (1)(17)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)(16)	Ivy Small Cap Core Fund Y Class - 06-FPF (1)(19)
Alger Small Cap Focus Fund Y Class - 06-3GY (1)(19)	Janus Henderson Balanced Fund N Class - 06-CYC (1)(17)
Alger Small Cap Focus Fund Z Class - 06-3MP (1)(19)	Janus Henderson Balanced Fund R Class - 06-612 (1)(16)
Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)(16)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)(16)
Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)(16)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)(16)
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202 (1)(16)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)(17)
AllianzGI NFJ Dividend Value Fund R Class - 06-203 (1)(16)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)(16)
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765 (1)(16)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)(17)
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695 (1)(16)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)(16)
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231 (1)(16)	Janus Henderson Forty Fund A Class - 06-603 (1)(16)
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700 (1)(16)	Janus Henderson Forty Fund R Class - 06-154 (1)(16)
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)(17)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)(18)
AllianzGI Small-Cap Fund R6 Class - 06-3YT (15)(20)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)(18)
American Beacon International Equity Fund Investor Class - 06-33X (1)(18)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)(16)
American Beacon International Equity Fund R6 Class - 06-33Y (1)(18)	Janus Henderson Global Life Sciences Fund T Class - 06-CGX (1)(16)
American Beacon Small Cap Value Fund R6 Class - 06-34C (1)(18)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)(16)

2

American Century One Choice 2025 Portfolio A Class - 06-403 (1)(16)	Janus Henderson Global Technology Fund N Class - 06-3CM (1)(19)
American Century One Choice 2025 Portfolio Investor Class - 06-413 (1)(16)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)(16)
American Century One Choice 2025 Portfolio R6 Class - 06-CPT (1)(17)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)(16)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)(16)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)(16)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)(16)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)(16)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)(17)	Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (15)(20)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)(16)	Janus Henderson Research Fund A Class - 06-888 (1)(16)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)(16)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)(17)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)(17)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)(16)
American Century One Choice 2040 Portfolio A Class - 06-407 (1)(16)	Janus Henderson Triton Fund A Class - 06-889 (1)(16)
American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)(16)	Janus Henderson Triton Fund N Class - 06-CYH (1)(17)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)(17)	Janus Henderson Triton Fund Service Class - 06-921 (1)(16)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)(16)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)(16)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)(16)	Janus Henderson Venture Fund N Class - 06-3P3 (1)(19)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)(17)	John Hancock Bond Fund R6 Class - 06-3HM (1)(18)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)(16)	John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN (1)(18)
American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)(16)	John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3 (1)(18)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)(17)	John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4 (1)(18)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)(16)	John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6 (1)(18)
American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)(16)	John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7 (1)(18)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)(17)	John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9 (1)(18)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)(16)	John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3 (1)(18)

3

American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)(16)	John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF (1)(18)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)(17)	John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG (1)(18)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)(16)	John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH (1)(18)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)(16)	John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ (1)(18)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)(17)	JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (15)(20)
American Century Disc Core Value Fund Investor Class - 06-460 (1)(16)	JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (15)(20)
American Century Disciplined Growth Fund A Class - 06-697 (1)(16)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)(18)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)(16)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)(18)
American Century Diversified Bond Fund A Class - 06-722 (1)(16)	JPMorgan Global Bond Opps R6 Class - 06-4GH (2)(20)
American Century Diversified Bond Fund Investor Class - 06-721 (1)(19)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)(18)
American Century Emerging Markets Fund A Class - 06-204 (1)(16)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)(18)
American Century Emerging Markets Fund Investor Class - 06-206 (1)(16)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (1)(19)
American Century Emerging Markets Fund R6 Class - 06-CPK (1)(17)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (1)(19)
American Century Equity Growth Fund A Class - 06-175 (1)(16)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)(17)
American Century Equity Growth Fund Investor Class - 06-048 (15)(16)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)(17)
American Century Equity Income Fund A Class - 06-285 (1)(16)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)(18)
American Century Equity Income Fund Investor Class - 06-475 (1)(16)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)(18)
American Century Equity Income Fund R6 Class - 06-CPM (1)(17)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (1)(19)
American Century Ginnie Mae A Class - 06-435 (1)(16)	JPMorgan SmartRetire 2045 R6 Class - 06-46Y (15)(20)
American Century Growth Fund A Class - 06-445 (1)(16)	JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN (1)(18)
American Century Growth Fund R6 Class - 06-CPN (1)(18)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)(18)
American Century Heritage Fund A Class - 06-290 (1)(16)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)(18)

4

American Century Heritage Fund Investor Class - 06-046 (1)(16)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)(18)
American Century Heritage Fund R6 Class - 06-CPP (1)(17)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)(18)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)(16)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)(18)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (1)(19)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)(18)
American Century International Bond A Class - 06-421 (1)(16)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)(18)
American Century International Bond Investor Class - 06-422 (1)(16)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)(18)
American Century International Growth A Class - 06-325 (1)(16)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)(18)
American Century International Growth Investor Class - 06-420 (1)(16)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)(18)
American Century International Opportunities Fund A Class - 06-3VH (8)(19)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)(18)
American Century Large Company Value A Class - 06-355 (1)(16)	JPMorgan Value Advantage Fund R4 Class - 06-GJH (1)(18)
American Century Mid Cap Value Fund A Class - 06-395 (1)(16)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (1)(19)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)(16)	Knights of Columbus Core Bond Institutional Class - 06-FRN (1)(19)
American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)(17)	Knights of Columbus Intl Eq Institutional Class - 06-FRP (1)(17)
American Century Real Estate Fund A Class - 06-380 (1)(16)	Knights of Columbus Lg Gr Institutional Class - 06-FRR (1)(19)
American Century Real Estate Fund Investor Class - 06-269 (1)(16)	Knights of Columbus Lg Val Institutional Class - 06-FRT (1)(17)
American Century Real Estate Fund R6 Class - 06-CRK (1)(17)	Knights Of Columbus Small Cap Institutional Class - 06-FRV (1)(17)
American Century Select A Class - 06-240 (1)(16)	Loomis Sayles Bond Fund N Class - 06-3XN (10)(19)
American Century Select Investor Class - 06-440 (1)(16)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (1)(18)
American Century Small Cap Growth A Class - 06-200 (1)(16)	Lord Abbett Bond Debenture R6 Class - 06-4F6 (15)(20)
American Century Small Cap Value Fund A Class - 06-390 (1)(16)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)(18)
American Century Small Cap Value Fund Investor Class - 06-470 (1)(16)	Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT (1)(17)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)(18)	Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424 (1)(16)

5

American Century Small Company A Class - 06-385 (1)(16)	Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV (1)(16)
American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)(16)	Lord Abbett Developing Growth Fund A Class - 06-732 (1)(16)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)(16)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)(16)
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)(17)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)(16)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)(16)	Lord Abbett Fundamental Equity Fund R3 Class - 06-731 (1)(16)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)(16)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)(16)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)(17)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)(16)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)(16)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)(16)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)(16)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)(16)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)(17)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)(16)
American Century Ultra Fund A Class - 06-430 (1)(16)	Lord Abbett High Yield Fund A Class - 06-057 (1)(16)
American Century Ultra Fund Investor Class - 06-450 (1)(16)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)(16)
American Century Ultra Fund R6 Class - 06-CRT (1)(18)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)(16)
American Century Value A Class - 06-698 (1)(16)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)(17)
American Century Value Investor Class - 06-696 (1)(16)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (1)(18)
American Century VP Capital Appreciation Fund I Class - 06-410 (1)(16)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (1)(18)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)(16)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (1)(18)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)(16)	Lord Abbett Mid Cap Stock Fund P Class - 06-970 (1)(16)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)(17)	Lord Abbett Mid Cap Stock Fund R3 Class - 06-961 (1)(16)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)(16)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)(16)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)(16)	Lord Abbett Total Return Fund I Class - 06-949 (1)(16)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)(17)	Lord Abbett Total Return Fund R3 Class - 06-952 (1)(16)

6

American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)(16)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)(16)
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)(16)	Lord Abbett Total Return Fund R6 Class - 06-3RJ (15)(20)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)(17)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)(16)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)(16)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)(16)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)(16)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)(16)
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)(17)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)(18)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)(16)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)(16)
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)(16)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)(16)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)(17)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)(16)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)(16)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)(16)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)(16)	Met West Total Return Bd P Class - 06-47P (13)(19)
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)(17)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)(17)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)(16)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)(16)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)(16)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)(17)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)(17)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)(16)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)(16)	MFS Core Equity Fund R6 Class - 06-3W7 (15)(20)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)(16)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (1)(19)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)(17)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)(18)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)(16)	MFS Growth Allocation Fund R2 Class - 06-076 (1)(17)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)(16)	MFS Growth Allocation Fund R3 Class - 06-060 (1)(16)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)(17)	MFS Growth Fund R6 Class - 06-CYN (1)(17)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)(16)	MFS International Diversification Fund R6 Class - 06-3MF (1)(19)

7

American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)(16)	MFS International Growth Fund R6 Class - 06-49X (15)(20)
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)(17)	MFS International New Discovery Fund A Class - 06-360 (1)(16)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)(16)	MFS International New Discovery Fund R2 Class - 06-379 (1)(16)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)(16)	MFS International New Discovery Fund R6 Class - 06-CYP (1)(17)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)(17)	MFS International Value Fund R2 Class - 06-822 (1)(16)
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY (7)(20)	MFS International Value Fund R3 Class - 06-773 (1)(16)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3 (7)(20)	MFS International Value Fund R6 Class - 06-CYR (1)(17)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4 (7)(20)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)(16)
American Funds AMCAP Fund R3 Class - 06-182 (1)(16)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)(16)
American Funds AMCAP Fund R4 Class - 06-207 (1)(16)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)(17)
American Funds AMCAP Fund R6 Class - 06-CTN (1)(17)	MFS Mid Cap Growth Fund A Class - 06-365 (1)(16)
American Funds American Balanced Fund R3 Class - 06-447 (1)(16)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)(18)
American Funds American Balanced Fund R4 Class - 06-446 (1)(16)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)(16)
American Funds American Balanced Fund R6 Class - 06-CTP (1)(17)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)(16)
American Funds American High Income Trust R3 Class - 06-184 (1)(16)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)(17)
American Funds American High Income Trust R4 Class - 06-208 (1)(16)	MFS Moderate Allocation Fund R2 Class - 06-077 (1)(17)
American Funds American High-Income Trust R6 Class - 06-3MC (1)(19)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)(16)
American Funds American Mutual Fund R4 Class - 06-3MK (1)(19)	MFS New Discovery Fund R2 Class - 06-298 (1)(16)
American Funds American Mutual Fund R6 Class - 06-3M3 (1)(19)	MFS New Discovery Fund R3 Class - 06-299 (1)(16)
American Funds Capital Income Builder R6 Class - 06-3M6 (1)(19)	MFS Technology Fund R2 Class - 06-CMG (1)(16)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)(17)	MFS Technology Fund R3 Class - 06-CMH (1)(16)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)(16)	MFS Technology Fund R6 Class - 06-CYW (1)(17)

8

American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)(16)	MFS Total Return Bond Fund R6 Class - 06-3TH (15)(20)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)(17)	MFS Total Return Fund R6 Class - 06-3JR (15)(20)
American Funds EuroPacific Growth Fund R3 Class - 06-181 (1)(16)	MFS Utilities Fund R2 Class - 06-389 (1)(16)
American Funds EuroPacific Growth Fund R4 Class - 06-212 (1)(16)	MFS Utilities Fund R3 Class - 06-388 (1)(16)
American Funds EuroPacific Growth Fund R5 Class - 06-296 (1)(19)	MFS Value Fund A Class - 06-375 (1)(16)
American Funds EuroPacific Growth Fund R6 Class - 06-CTT (1)(17)	MFS Value Fund R6 Class - 06-CYX (1)(17)
American Funds Fundamental Investors R3 Class - 06-213 (1)(16)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)(16)
American Funds Fundamental Investors R4 Class - 06-214 (1)(16)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)(16)
American Funds Fundamental Investors R6 Class - 06-CTV (1)(17)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)(16)
American Funds Global Balanced Fund R6 Class - 06-3M9 (15)(20)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)(16)
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (1)(19)	Neuberger Berman Small Cap Growth Fund A Class - 06-868 (1)(16)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)(16)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)(16)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)(16)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)(16)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (1)(19)	Neuberger Berman Sustainable Equity Fund A Class - 06-CNY (1)(16)
American Funds Investment Company of America R6 Class - 06-3GH (1)(19)	Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC (1)(16)
American Funds New Perspective Fund R3 Class - 06-502 (1)(16)	North Square Multi Strategy Fund A Class - 06-839 (1)(16)
American Funds New Perspective Fund R4 Class - 06-503 (1)(16)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)(16)
American Funds New Perspective Fund R6 Class - 06-CTW (1)(17)	North Square Oak Ridge Small Cap Growth Fund I Class - 06-627 (1)(16)
American Funds New World Fund R3 Class - 06-691 (1)(16)	Northern Small Cap Value Fund R Class - 06-492 (1)(16)
American Funds New World Fund R4 Class - 06-689 (1)(16)	Nuveen International Growth Fund R3 Class - 06-CMJ (1)(19)
American Funds New World Fund R6 Class - 06-CTX (1)(17)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)(16)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)(16)	Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238 (1)(16)

9

American Funds SMALLCAP World Fund R4 Class - 06-332 (1)(16)	Nuveen Mid Cap Value Fund A Class - 06-234 (1)(16)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)(17)	Nuveen Mid Cap Value Fund R3 Class - 06-236 (1)(16)
American Funds The Bond Fund of America R6 Class - 06-39V (1)(19)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)(16)
American Funds The Growth Fund of America R3 Class - 06-179 (1)(16)	Nuveen Real Estate Securities Fund R3 Class - 06-326 (1)(16)
American Funds The Growth Fund of America R4 Class - 06-216 (1)(16)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)(18)
American Funds The Growth Fund of America R6 Class - 06-CVC (1)(17)	Nuveen Small Cap Select Fund A Class - 06-239 (1)(16)
American Funds The Income Fund of America R4 Class - 06-3MN (15)(20)	Nuveen Small Cap Value Fund A Class - 06-242 (1)(16)
American Funds The Income Fund of America R6 Class - 06-3M7 (1)(19)	Nuveen Small Cap Value Fund R3 Class - 06-243 (1)(16)
American Funds The New Economy Fund R6 Class - 06-3KY (1)(19)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)(18)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)(16)	Oakmark Equity and Income Fund Institutional Class - 06-3XM (10)(19)
American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)(16)	Parnassus Core Equity Fund Investor Class - 06-497 (1)(16)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)(17)	Parnassus Fund - 06-496 (1)(16)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)(17)	Parnassus Mid Cap Fund - 06-498 (1)(16)
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846 (1)(16)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)(16)
AMG Managers Cadence Mid Cap Fund Service Class - 06-199 (1)(16)	Pax Sustainable Alloc Inv Investor Class - 06-568 (1)(16)
AQR Emerging Multi-Style Fund N Class - 06-AAA (1)(17)	Payden Emerging Markets Bond Investor Class - 06-501 (1)(16)
AQR Large Cap Multi-Style Fund N Class - 06-CCC (1)(16)	PGIM Day One 2020 Fund R6 Class - 06-44K (12)(19)
Ariel Appreciation Fund Investor Class - 06-335 (1)(16)	PGIM Day One 2025 Fund R6 Class - 06-44M (12)(19)
Ariel Fund Investor Class - 06-330 (1)(16)	PGIM Day One 2030 Fund R6 Class - 06-44N (12)(19)
Ave Maria Growth Fund - 06-082 (1)(16)	PGIM Day One 2035 Fund R6 Class - 06-44P (12)(19)
Ave Maria Rising Dividend Fund - 06-084 (1)(16)	PGIM Day One 2040 Fund R6 Class - 06-44R (12)(19)
Ave Maria Value Fund - 06-081 (1)(16)	PGIM Day One 2045 Fund R6 Class - 06-44T (12)(19)

10

Ave Maria World Equity Fund - 06-085 (1)(16)	PGIM Day One 2050 Fund R6 Class - 06-44V (12)(19)
Baron Emerging Markets Fund R6 Class - 06-3J9 (15)(20)	PGIM Day One 2055 Fund R6 Class - 06-44W (12)(19)
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)(16)	PGIM Day One 2060 Fund R6 Class - 06-44X (12)(19)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)(16)	PGIM Day One Income Fund R6 Class - 06-44G (12)(19)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)(18)	PGIM Global Real Estate Fund A Class - 06-531 (1)(16)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)(16)	PGIM Global Real Estate Fund R2 Class - 06-3FN (15)(20)
BlackRock Global Allocation Fund K Class - 06-FRX (1)(17)	PGIM Global Real Estate Fund R4 Class - 06-3FP (1)(18)
BlackRock Global Allocation Fund R Class - 06-527 (1)(16)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)(17)
BlackRock Global Dividend Portfolio K Class - 06-CVH (1)(18)	PGIM Global Real Estate Fund Z Class - 06-526 (1)(16)
BlackRock GNMA Portfolio Service Class - 06-588 (1)(16)	PGIM Global Total Return Fund R6 Class - 06-3XW (15)(20)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)(16)	PGIM High Yield Fund A Class - 06-533 (1)(16)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)(17)	PGIM High Yield Fund Z Class - 06-532 (1)(16)
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)(16)	PGIM High-Yield Fund R2 Class - 06-3FH (1)(19)
BlackRock High Yield Bond Portfolio K Class - 06-33K (1)(18)	PGIM High-Yield Fund R4 Class - 06-3FJ (1)(19)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)(17)	PGIM High-Yield Fund R6 Class - 06-FCY (1)(17)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)(16)	PGIM Jennison 20-20 Focus A Class - 06-536 (1)(16)
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (15)(20)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)(16)
BlackRock LifePath Index 2025 Fund K Class - 06-CVM (15)(20)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)(16)
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (15)(20)	PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (15)(20)
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (15)(20)	PGIM Jennison Focused Growth Fund Z Class - 06-063 (1)(16)
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (15)(20)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)(16)
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (15)(20)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)(16)

11

BlackRock LifePath Index 2050 Fund K Class - 06-CVV (15)(20)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)(16)
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (15)(20)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)(17)
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (15)(20)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)(16)
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3 (3)(20)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)(16)
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (15)(20)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)(17)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)(18)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)(16)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)(18)	PGIM Jennison Small Company Fund A Class - 06-589 (1)(16)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)(18)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)(18)
BlackRock Multi-Asset Income Fund A Class - 06-FRY (1)(18)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)(16)
BlackRock Multi-Asset Income Fund K Class - 06-FTF (1)(19)	PGIM QMA Mid Cap Value Fund A Class - 06-080 (1)(16)
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)(18)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)(18)
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)(18)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)(16)
BlackRock Total Return Fund A Class - 06-093 (1)(16)	PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (15)(20)
BlackRock Total Return Fund K Class - 06-CWC (1)(17)	PGIM Total Return Bond Fund A Class - 06-538 (1)(16)
BlackRock Total Return Fund R Class - 06-901 (1)(16)	PGIM Total Return Bond Fund R2 Class - 06-3FK (1)(18)
BMO Aggressive Allocation Fund R6 Class - 06-FNH (1)(17)	PGIM Total Return Bond Fund R4 Class - 06-3FM (1)(19)
BMO Balanced Allocation Fund R6 Class - 06-FNJ (1)(17)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)(17)
BMO Conservative Allocation Fund R6 Class - 06-FNK (1)(17)	PGIM Total Return Bond Fund Z Class - 06-537 (1)(16)
BMO Growth Allocation Fund R6 Class - 06-FNM (1)(18)	PIMCO All Asset Fund Admin Class - 06-706 (1)(16)
BMO Large-Cap Growth Fund R6 Class - 06-33F (1)(19)	PIMCO All Asset Fund Institutional Class - 06-3FC (1)(18)
BMO Large-Cap Growth Fund Y Class - 06-33H (1)(19)	PIMCO All Asset Fund R Class - 06-017 (1)(16)
BMO Mid-Cap Growth Fund A Class - 06-FRG (1)(17)	PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896 (1)(16)

12

BMO Mid-Cap Value Fund A Class - 06-FRF (1)(17)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)(16)
BMO Moderate Allocation Fund R6 Class - 06-FNN (1)(17)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)(16)
BMO Small-Cap Growth Fund A Class - 06-FRH (1)(17)	PIMCO High Yield Fund Admin Class - 06-760 (1)(16)
BMO TCH Core Plus Bond Fund I Class - 06-33G (15)(20)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)(17)
BMO TCH Core Plus Bond Fund Y Class - 06-33J (1)(19)	PIMCO High Yield Fund R Class - 06-705 (1)(16)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)(16)	PIMCO Income Fund Admin Class - 06-768 (1)(16)
BNY Mellon Natural Resources Fund Y Class - 06-39Y (15)(20)	PIMCO Income Fund Institutional Class - 06-FCK (1)(17)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)(16)	PIMCO Income Fund R Class - 06-769 (1)(16)
Calvert Equity Portfolio A Class - 06-345 (1)(16)	PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (15)(20)
Calvert Income Fund A Class - 06-340 (1)(16)	PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN (15)(20)
Calvert Small Cap Fund A Class - 06-516 (1)(16)	PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (15)(20)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (1)(19)	PIMCO Real Return Fund Admin Class - 06-707 (1)(16)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)(16)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)(17)
ClearBridge Aggressive Growth Fund R Class - 06-716 (1)(16)	PIMCO Real Return Fund R Class - 06-708 (1)(16)
ClearBridge Appreciation Fund FI Class - 06-712 (1)(16)	PIMCO STCKPLUS INSTL Institutional Class - 06-4K3 (5)(20)
ClearBridge Appreciation Fund IS Class - 06-3G6 (1)(19)	PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4 (5)(20)
ClearBridge Appreciation Fund R Class - 06-717 (15)(16)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (9)(19)
ClearBridge International Growth Fund IS Class - 06-3XJ (10)(19)	PIMCO Total Return Fund Admin Class - 06-291 (1)(16)
ClearBridge Large Cap Growth Fund A Class - 06-GJV (1)(18)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)(17)
ClearBridge Large Cap Growth Fund IS Class - 06-GJW (1)(19)	PIMCO Total Return Fund R Class - 06-680 (1)(16)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (1)(19)	Pioneer Bond Fund A Class - 06-834 (1)(16)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (1)(19)	Pioneer Bond Fund K Class - 06-FCP (1)(17)

13

Columbia Acorn International Fund A Class - 06-693 (1)(16)	Pioneer Bond Fund Y Class - 06-823 (1)(16)
Columbia Acorn International Fund Advisor Class - 06-863 (1)(16)	Pioneer Classic Balanced Fund N Class - 06-3WW (15)(20)
Columbia Acorn International Fund Institutional Class - 06-692 (1)(16)	Pioneer Dynamic Credit Fund A Class - 06-022 (1)(16)
Columbia Contrarian Core Fund A Class - 06-902 (1)(16)	Pioneer Equity Income Fund A Class - 06-327 (1)(16)
Columbia Contrarian Core Fund Advisor Class - 06-095 (1)(16)	Pioneer Equity Income Fund K Class - 06-FCR (1)(17)
Columbia Dividend Income Fund A Class - 06-903 (1)(16)	Pioneer Equity Income Fund Y Class - 06-828 (1)(16)
Columbia Dividend Income Fund Advisor Class - 06-096 (1)(16)	Pioneer Fund A Class - 06-833 (1)(16)
Columbia Dividend Income I3 Class - 06-4FK (15)(20)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)(16)
Columbia Emerging Markets Bond Fund A Class - 06-438 (1)(16)	Pioneer Fundamental Growth Fund A Class - 06-628 (1)(16)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)(17)	Pioneer Fundamental Growth Fund K Class - 06-FCT (1)(17)
Columbia Mid Cap Index Fund A Class - 06-334 (1)(16)	Pioneer Fundamental Growth Fund Y Class - 06-626 (1)(16)
Columbia Overseas Value Fund A Class - 06-FTM (1)(19)	Pioneer Global Equity Fund A Class - 06-GGH (1)(17)
Columbia Overseas Value Fund Advisor Class - 06-FTN (1)(18)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)(18)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)(18)	Pioneer High Yield Fund A Class - 06-837 (1)(16)
Columbia Quality Income Fund A Class - 06-914 (1)(16)	Pioneer High Yield Fund Y Class - 06-829 (1)(16)
Columbia Quality Income Fund Advisor Class - 06-947 (1)(16)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)(16)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)(18)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)(16)
Columbia Select Glbl Equity Advisor Class - 06-4NM (6)(20)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)(17)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)(16)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)(16)
Columbia Select Large Cap Value Fund Advisor Class - 06-099 (1)(17)	Pioneer Strategic Income Fund A Class - 06-594 (1)(16)
Columbia Select Mid Cap Value Fund A Class - 06-911 (1)(19)	Pioneer Strategic Income Fund K Class - 06-FCW (1)(17)
Columbia Select Mid Cap Value Fund Advisor Class - 06-098 (1)(16)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)(16)

14

Columbia Select Small Cap Value Fund A Class - 06-913 (1)(16)	Principal Bond Market Index Fund R3 Class - 06-FHX (1)(19)
Columbia Seligman Communications and Information Fund A Class - 06-441 (1)(16)	Principal Core Fixed Inc R6 Class - 06-3JJ (1)(18)
Columbia Seligman Communications and Information Fund Advisor Class - 06-869 (1)(16)	Principal Global Real Estate Securities Fund R6 Class - 06-3JP (15)(20)
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR (1)(17)	Principal International Equity Index Fund R3 Class - 06-CVG (1)(18)
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443 (1)(16)	Principal LargeCap Growth Fund R6 Class - 06-3JH (1)(18)
Columbia Small Cap Index Fund A Class - 06-336 (1)(16)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)(17)
CRM Mid Cap Value Investor Class - 06-551 (1)(16)	Principal Real Estate Securities Fund R6 Class - 06-3CP (15)(20)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)(18)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)(17)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)(16)	Putnam Diversified Income Trust Y Class - 06-897 (1)(19)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)(16)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (1)(19)
Delaware Emerging Markets Fund R6 Class - 06-3YK (11)(19)	Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (15)(20)
Delaware Small Cap Core Fund R6 Class - 06-3GP (1)(19)	Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW (1)(19)
Delaware Small Cap Value Fund R6 Class - 06-3CN (1)(19)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)(18)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)(18)	Putnam Equity Income Fund A Class - 06-FCG (1)(17)
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9 (1)(18)	Putnam Equity Income Fund Y Class - 06-FCF (1)(19)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)(17)	Putnam Equity Income Fund R6 Class - 06-36H (1)(19)
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (1)(18)	Putnam Growth Opportunities Fund A Class - 06-938 (1)(16)
DFA Emerging Markets Value R2 Class - 06-988 (1)(16)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)(18)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (1)(18)	Putnam Growth Opportunities Fund Y Class - 06-899 (15)(20)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)(17)	Putnam Sustainable Future Fund R6 Class - 06-3XC (10)(19)
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991 (1)(16)	Putnam Sustainable Leaders Fund R6 Class - 06-3XG (15)(20)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)(17)	Russell Commodity Strategies Fund S Class - 06-491 (1)(16)

15

DFA Global Equity Portfolio R2 Class - 06-992 (1)(16)	Russell Emerging Markets Fund S Class - 06-747 (1)(16)
DFA Global Real Estate Securities Portfolio - 06-3CW (1)(18)	Russell Equity Income Fund S Class - 06-742 (1)(16)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)(18)	Russell Global Equity Fund S Class - 06-736 (1)(16)
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (15)(20)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)(18)
DFA International Core Equity Portfolio Institutional Class - 06-CWP (1)(17)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)(16)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)(18)	Russell Investment Grade Bond Fund S Class - 06-738 (1)(16)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (1)(18)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)(16)
DFA International Value R2 Class - 06-993 (1)(16)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)(16)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)(17)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)(16)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)(17)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)(16)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)(17)	Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662 (1)(16)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (1)(18)	Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675 (1)(16)
DFA U.S. Large Company Portfolio - 06-CWX (1)(17)	Russell LifePoints Growth Strategy Fund R1 Class - 06-663 (1)(16)
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (1)(17)	Russell LifePoints Growth Strategy Fund R5 Class - 06-670 (1)(16)
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)(17)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)(16)
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (1)(18)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)(16)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)(17)	Russell Short Duration Bond Fund S Class - 06-748 (1)(16)
DFA U.S. Targeted Value Portfolio R2 Class - 06-994 (1)(16)	Russell Sustainable Equity Fund S Class - 06-744 (1)(16)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)(17)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (1)(19)
DWS CROCI U.S. Fund A Class - 06-FNF (1)(16)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)(16)
DWS Emerging Markets Equity Fund A Class - 06-3VN (8)(19)	State Street Equity 500 Index Admin Class - 06-225 (1)(16)
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (15)(20)	State Street Equity 500 Index R Class - 06-167 (1)(16)

16

DWS Enhanced Commodity Strategy Fund A Class - 06-916 (1)(16)	T Rowe Price Health Science I Class - 06-4GC (2)(20)
DWS Enhanced Commodity Strategy Fund S Class - 06-608 (1)(16)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)(17)
DWS GNMA Fund A Class - 06-FPY (1)(17)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)(16)
DWS GNMA Fund S Class - 06-FRC (1)(17)	T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (15)(20)
DWS Mid Cap Value Fund A Class - 06-622 (1)(16)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)(17)
DWS Mid Cap Value Fund S Class - 06-632 (1)(16)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)(16)
DWS RREEF Real Assets Fund A Class - 06-621 (1)(16)	T. Rowe Price Equity Income Portfolio - 06-580 (1)(16)
DWS RREEF Real Assets Fund S Class - 06-631 (1)(16)	T. Rowe Price European Stock Fund - 06-755 (1)(16)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)(16)	T. Rowe Price Financial Services Fund I Class - 06-GPC (1)(19)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)(17)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)(16)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)(16)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)(17)
DWS Small Cap Core Fund A Class - 06-GGK (1)(17)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)(16)
DWS Small Cap Core Fund S Class - 06-GGM (1)(17)	T. Rowe Price International Stock Fund R Class - 06-715 (1)(16)
Federated High Yield Trust Institutional Class - 06-788 (1)(16)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)(16)
Federated High Yield Trust R6 Class - 06-GKM (1)(18)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)(17)
Federated High Yield Trust Service Class - 06-918 (1)(16)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)(16)
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (15)(20)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)(18)
Federated International Equity Fund A Class - 06-CHH (1)(16)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)(16)
Federated International Equity Fund IS Class - 06-CHJ (1)(16)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)(16)
Federated International Leaders Fund A Class - 06-065 (1)(16)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (1)(19)
Federated International Leaders Fund Institutional Class - 06-049 (1)(16)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)(16)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)(16)	T. Rowe Price New Horizons Fund IS Class - 06-3XK (15)(20)

17

Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)(16)	T. Rowe Price Real Estate Fund I Class - 06-GFP (1)(17)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)(18)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)(16)
Federated MDT All Cap Core Fund A Class - 06-067 (1)(16)	T. Rowe Price Retirement 2005 Fund I Class - 06-GCN (1)(17)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)(16)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)(16)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)(18)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)(16)
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)(18)	T. Rowe Price Retirement 2010 Fund I Class - 06-GCP (1)(17)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)(18)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)(16)
Federated MDT SmallCap Core A Class - 06-4FR (14)(19)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)(16)
Federated MDT SmallCap Core Institutional Class - 06-4FT (14)(19)	T. Rowe Price Retirement 2015 Fund I Class - 06-FFY (1)(17)
Fidelity 500 Index Fund - 06-3HR (1)(18)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)(16)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)(18)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)(16)
Fidelity Advisor Balanced Fund M Class - 06-FVC (1)(18)	T. Rowe Price Retirement 2020 Fund I Class - 06-FGF (1)(17)
Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)(18)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)(16)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)(16)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)(16)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)(18)	T. Rowe Price Retirement 2025 Fund I Class - 06-FGG (1)(17)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)(16)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)(16)
Fidelity Advisor Dividend Growth Fund M Class - 06-255 (1)(16)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)(16)
Fidelity Advisor Energy Fund I Class - 06-34W (1)(19)	T. Rowe Price Retirement 2030 Fund I Class - 06-FGH (1)(17)
Fidelity Advisor Energy Fund M Class - 06-34X (1)(19)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)(16)
Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)(16)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)(16)
Fidelity Advisor Equity Income Fund M Class - 06-260 (1)(16)	T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ (1)(17)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)(16)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)(16)

18

Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)(16)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)(16)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)(16)	T. Rowe Price Retirement 2040 Fund I Class - 06-FGK (1)(17)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)(16)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)(16)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)(16)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)(16)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)(16)	T. Rowe Price Retirement 2045 Fund I Class - 06-FGM (1)(17)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)(16)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)(16)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)(16)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)(16)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)(16)	T. Rowe Price Retirement 2050 Fund I Class - 06-FGN (1)(17)
Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)(16)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)(16)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)(16)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)(16)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)(16)	T. Rowe Price Retirement 2055 Fund I Class - 06-FGP (1)(17)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)(16)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)(16)
Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)(16)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)(16)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)(16)	T. Rowe Price Retirement 2060 Fund I Class - 06-FGR (1)(17)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)(16)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)(16)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)(16)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)(16)
Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)(16)	T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX (1)(17)
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)(16)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)(16)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)(16)	Templeton Foreign Fund A Class - 06-312 (1)(16)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)(16)	Templeton Foreign Fund R Class - 06-920 (1)(16)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)(18)	Templeton Foreign Fund R6 Class - 06-GCR (1)(18)
Fidelity Advisor Freedom Income Fund I Class - 06-CCG (1)(16)	Templeton Global Bond Fund A Class - 06-886 (1)(16)

19

Fidelity Advisor Freedom Income Fund M Class - 06-111 (1)(16)	Templeton Global Bond Fund Advisor Class - 06-CNH (1)(16)
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H (15)(20)	Templeton Global Bond Fund R Class - 06-887 (1)(16)
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N (15)(20)	Templeton Global Bond Fund R6 Class - 06-FGT (1)(17)
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P (15)(20)	Templeton Growth Fund A Class - 06-313 (1)(16)
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R (15)(20)	Templeton Growth Fund R Class - 06-925 (1)(16)
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T (15)(20)	Templeton International Bond Fund A Class - 06-CHN (1)(19)
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V (15)(20)	The Hartford Balanced Income Fund R6 Class - 06-3P9 (15)(20)
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W (15)(20)	The Hartford Dividend and Growth Fund R6 Class - 06-3NY (15)(20)
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X (15)(20)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (1)(19)
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y (15)(20)	The Hartford MidCap Fund R3 Class - 06-39R (1)(19)
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C (15)(20)	The Hartford MidCap Fund R4 Class - 06-39P (1)(18)
Fidelity Advisor Growth & Income Fund M Class - 06-265 (1)(16)	The Hartford MidCap Fund R6 Class - 06-39T (1)(18)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)(16)	The Hartford Total Return Bond Fund R6 Class - 06-3P6 (15)(20)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (1)(19)	The Hartford World Bond Fund R4 Class - 06-3YH (11)(19)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)(18)	The Hartford World Bond Fund R6 Class - 06-3P7 (1)(19)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)(16)	Thornburg Core Growth Fund R3 Class - 06-985 (1)(16)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)(16)	Thornburg Core Growth Fund R5 Class - 06-314 (1)(16)
Fidelity Advisor New Insights Fund A Class - 06-295 (1)(16)	Thornburg International Value Fund R3 Class - 06-990 (1)(16)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)(16)	Thornburg International Value Fund R5 Class - 06-316 (1)(16)
Fidelity Advisor New Insights Fund Z Class - 06-FVK (1)(18)	Thornburg International Value Fund R6 Class - 06-GPF (15)(20)
Fidelity Advisor Real Estate Fund A Class - 06-392 (1)(16)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)(16)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)(16)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)(16)

20

Fidelity Advisor Real Estate Fund M Class - 06-391 (1)(16)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)(16)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)(16)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)(16)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)(16)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)(17)
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841 (1)(16)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)(16)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)(16)	Thornburg Value Fund R3 Class - 06-109 (1)(16)
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)(16)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)(17)
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043 (1)(16)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)(16)
Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)(16)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (1)(19)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)(16)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)(16)
Fidelity Advisor Total Bond Fund M Class - 06-044 (1)(16)	TIAA-CREF Core Impact Bd Institutional Class - 06-GCW (1)(17)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)(18)	TIAA-CREF Core Impact Bd R Class - 06-CNK (1)(16)
Fidelity Advisor Value Fund A Class - 06-322 (1)(16)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)(16)
Fidelity Emerging Markets Index Fund - 06-3WN (15)(20)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)(16)
Fidelity Extended Market Index Fund - 06-3WJ (15)(20)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)(17)
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (15)(20)	TIAA-CREF International Equity Index fund Retirement Class - 06-428 (1)(16)
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (15)(20)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)(16)
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (15)(20)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)(17)
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (15)(20)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)(16)
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (15)(20)	TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943 (1)(16)
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (15)(20)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)(17)
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (15)(20)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)(16)
Fidelity International Index Fund - 06-3HX (1)(19)	TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (15)(20)

21

Fidelity Mid Cap Index Fund - 06-3HW (1)(19)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (1)(18)
Fidelity Real Estate Index Fund - 06-3WP (15)(20)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (1)(18)
Fidelity Small Cap Index Fund - 06-3HV (1)(19)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (1)(18)
Fidelity Total International Index Fund - 06-3WH (9)(19)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (1)(18)
Fidelity Total Market Index Fund - 06-3MR (1)(19)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (1)(18)
Fidelity U.S. Bond Index Fund - 06-3HT (1)(19)	TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (15)(20)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)(16)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)(17)
Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)(16)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)(16)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)(16)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)(17)
Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)(16)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)(16)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)(16)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)(17)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)(16)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)(16)
First Eagle Global Fund R6 Class - 06-3VC (15)(20)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)(17)
Franklin DynaTech Fund R6 Class - 06-3RY (15)(20)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)(16)
Franklin Growth Fund A Class - 06-819 (1)(16)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)(17)
Franklin Growth Fund Advisor Class - 06-CMX (1)(16)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)(16)
Franklin Growth Fund R Class - 06-818 (1)(16)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)(17)
Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)(17)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)(16)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)(16)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)(17)
Franklin Growth Series R6 Class - 06-FXP (1)(18)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)(16)
Franklin Income Fund Advisor Class - 06-719 (1)(16)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)(17)
Franklin Income Fund R Class - 06-724 (1)(16)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)(16)

22

Franklin Income Fund R6 Class - 06-GKR (15)(20)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)(17)
Franklin International Growth Fund R6 Class - 06-3T4 (15)(20)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)(16)
Franklin Mutual Global Discovery Fund R Class - 06-726 (1)(16)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)(17)
Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)(16)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)(16)
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (15)(20)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)(17)
Franklin Small Cap Value Fund A Class - 06-247 (1)(16)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)(16)
Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)(16)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)(17)
Franklin Small Cap Value Fund R Class - 06-248 (1)(16)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)(16)
Franklin Small Cap Value Fund R6 Class - 06-GKT (1)(18)	TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X (15)(20)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)(18)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (1)(19)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)(16)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (1)(19)
Franklin Strategic Income Fund Advisor Class - 06-CNF (15)(20)	TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (15)(20)
Franklin Strategic Income Fund R Class - 06-915 (1)(16)	TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (15)(20)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)(17)	TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944 (1)(16)
Franklin Utilities Fund Advisor Class - 06-FPC (1)(17)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (1)(19)
Franklin Utilities Fund R Class - 06-FPN (1)(17)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)(17)
Franklin Utilities Fund R6 Class - 06-FNP (1)(17)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)(16)
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG (15)(20)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)(17)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)(16)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)(16)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)(17)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)(16)
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)(16)	Touchstone Flexible Income Fund A Class - 06-703 (1)(16)
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727 (1)(16)	Touchstone Focused Fund A Class - 06-619 (1)(16)

23

Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK (15)(20)	Touchstone Focused Fund Y Class - 06-624 (1)(16)
Goldman Sachs Growth Opportunities Fund Service Class - 06-729 (1)(16)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)(16)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)(16)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)(18)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)(17)	Touchstone Sustainability and Impact Equity Fund A Class - 06-701 (1)(16)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)(16)	Touchstone Value Fund A Class - 06-702 (1)(16)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)(17)	TRowe Price Global Alloc I Class - 06-47W (15)(20)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)(16)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)(17)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)(16)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)(17)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)(17)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)(17)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)(16)	Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (15)(20)
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)(16)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)(17)
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)(17)	Vanguard Energy Fund Admiral Class - 06-FJH (1)(17)
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (1)(16)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)(17)
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)(16)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)(17)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)(18)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)(17)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)(16)	Vanguard Financials Idx Admiral Class - 06-4G7 (2)(20)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)(16)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (1)(19)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)(17)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (9)(19)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)(16)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)(17)
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257 (1)(16)	Vanguard Growth and Inc Adm Inst Class - 06-4MV (6)(20)
Goldman Sachs Technology Opportunities Fund Service Class - 06-258 (1)(16)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)(17)
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)(16)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)(17)

24

Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)(18)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)(17)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)(16)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)(18)
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (15)(20)	Vanguard Info Tech Idx Admiral Class - 06-4G9 (2)(20)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (11)(19)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)(17)
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW (11)(19)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)(17)
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX (11)(19)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)(17)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (11)(19)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (1)(18)
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (15)(20)	Vanguard International Growth Fund Admiral Class - 06-3F6 (1)(18)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (11)(19)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)(17)
Hartford Core Equity Fund R6 Class - 06-3YJ (11)(19)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)(17)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (1)(19)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)(17)
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (1)(18)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)(17)
Invesco American Franchise Fund A Class - 06-023 (1)(16)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (1)(19)
Invesco American Value Fund A Class - 06-070 (15)(16)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)(17)
Invesco American Value Fund Y Class - 06-054 (1)(16)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)(17)
Invesco Comstock Fund A Class - 06-771 (1)(16)	Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (15)(20)
Invesco Comstock Fund R Class - 06-772 (1)(16)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)(17)
Invesco Comstock Sel A Class - 06-317 (1)(16)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (11)(19)
Invesco Comstock Sel Y Class - 06-762 (1)(16)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)(17)
Invesco Corporate Bond Fund R6 Class - 06-3W4 (15)(20)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)(17)
Invesco Disc Mc Gr Retirement Class - 06-4HH (4)(20)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)(16)
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC (4)(20)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)(17)

25

Invesco Disc Mid Cap Gr A Class - 06-4H9 (4)(20)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)(17)
Invesco Disc MidCapGr R6 Class - 06-3F3 (15)(20)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)(17)
Invesco Diversified Dividend Fund A Class - 06-816 (1)(16)	Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV (1)(17)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)(16)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)(17)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)(17)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)(17)
Invesco Energy Fund A Class - 06-835 (1)(16)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)(17)
Invesco Energy Fund Investor Class - 06-810 (1)(16)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)(17)
Invesco Floating Rate ESG Y Class - 06-055 (1)(16)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)(17)
Invesco Global A Class - 06-763 (1)(16)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)(17)
Invesco Global Health Care Fund A Class - 06-845 (1)(16)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)(17)
Invesco Global Health Care Fund Investor Class - 06-815 (1)(16)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)(17)
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465 (1)(16)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)(17)
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229 (1)(16)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (1)(18)
Invesco Global Opps R6 Class - 06-FYW (1)(18)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)(17)
Invesco Global Ops A Class - 06-556 (1)(16)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)(17)
Invesco Global Ops Y Class - 06-843 (1)(16)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)(17)
Invesco Global R6 Class - 06-FYV (1)(18)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)(17)
Invesco Global Strat Inc A Class - 06-288 (1)(16)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)(17)
Invesco Global Strat Inc Y Class - 06-751 (1)(16)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)(17)
Invesco Global Y Class - 06-752 (1)(16)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)(17)
Invesco Gold & Spcl Min A Class - 06-463 (1)(16)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)(16)
Invesco Gold & Spcl Min R6 Class - 06-34Y (1)(18)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)(17)

26

Invesco Gold & Spcl Min Y Class - 06-753 (1)(16)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)(17)
Invesco International Growth Fund R Class - 06-193 (1)(16)	Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (15)(20)
Invesco International Growth Fund R5 Class - 06-192 (1)(16)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (1)(18)
Invesco International Growth Fund R6 Class - 06-CXW (1)(18)	Victory Sophus Emerging Markets Fund R6 Class - 06-3R9 (1)(19)
Invesco Intl Bond A Class - 06-297 (1)(16)	Victory Sycamore Established Value Fund A Class - 06-581 (1)(16)
Invesco Intl Bond R6 Class - 06-FYX (1)(18)	Victory Sycamore Established Value Fund R Class - 06-583 (1)(16)
Invesco Intl Bond Y Class - 06-754 (1)(16)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)(17)
Invesco Intl Growth A Class - 06-319 (1)(16)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)(16)
Invesco Intl Growth R6 Class - 06-FNC (1)(17)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)(16)
Invesco Intl Growth Y Class - 06-756 (1)(16)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)(18)
Invesco Intl SmMid Co A Class - 06-764 (1)(16)	Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC (15)(20)
Invesco Intl SmMid Co R6 Class - 06-FCC (1)(17)	Victory Trivalent International Small-Cap Fund A Class - 06-GFG (1)(18)
Invesco Intl SmMid Co Y Class - 06-757 (1)(16)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)(18)
Invesco Main St All Cap A Class - 06-766 (1)(16)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)(16)
Invesco Main St Mid Cap A Class - 06-262 (1)(16)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)(16)
Invesco MAIN ST MID CAP Retirement Class - 06-4HG (4)(20)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)(17)
Invesco Main St Mid Cap Y Class - 06-759 (1)(16)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)(16)
Invesco Oppenheimer Developing Markets Fund A Class - 06-466 (1)(16)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)(16)
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD (1)(17)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)(17)
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571 (1)(16)	Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809 (1)(16)
Invesco Prt Active Alloc A Class - 06-924 (1)(16)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)(16)
Invesco Prt Active Alloc Y Class - 06-893 (1)(17)	Virtus Seix High Income Fund A Class - 06-801 (1)(16)

27

Invesco Sen Floating Rate A Class - 06-078 (1)(16)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)(16)
Invesco Sen Floating Rate R6 Class - 06-GCC (1)(17)	Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6 (1)(19)
Invesco Sen Floating Rate Y Class - 06-062 (1)(16)	Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF (1)(19)
Invesco Small Cap Growth Fund A Class - 06-320 (1)(16)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)(16)
Invesco Small Cap Growth Fund R Class - 06-595 (1)(16)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)(17)
Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)(17)	Western Asset Core Plus Bond Fund R Class - 06-718 (1)(16)
Invesco Technology Fund A Class - 06-855 (1)(16)	William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (8)(19)

(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020, statements of changes in net assets for the years ended December 31, 2020 and 2019

(2) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period January 24, 2020 (commencement of operations) through December 31, 2020

(3) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period February 21, 2020 (commencement of operations) through December 31, 2020

(4) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period March 20, 2020 (commencement of operations) through December 31, 2020

(5) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period April 17, 2020 (commencement of operations) through December 31, 2020

(6) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period June 26, 2020 (commencement of operations) through December 31, 2020

(7) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the period October 28, 2020 (commencement of operations) through December 31, 2020

(8) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period February 21, 2019 (commencement of operations) through December 31, 2019

(9) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period April 25, 2019 (commencement of operations) through December 31, 2019

(10) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period May 24, 2019 (commencement of operations) through December 31, 2019

28

(11) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period June 27, 2019 (commencement of operations) through December 31, 2019

(12) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period July 26, 2019 (commencement of operations) through December 31, 2019

(13) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period August 30, 2019 (commencement of operations) through December 31, 2019

(14) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020 and the period November 6, 2019 (commencement of operations) through December 31, 2019

(15) Statement of net assets as of December 31, 2020, and statements of operations, statements of changes in net assets for the year ended December 31, 2020.

(16) Financial highlights for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016.

(17) Financial highlights for the years or periods ended December 31, 2020, 2019, 2018, and 2017.

(18) Financial highlights for the years or periods ended December 31, 2020, 2019, and 2018.

(19) Financial highlights for the years or periods ended December 31, 2020 and 2019.

(20) Financial highlights for the year or period ended December 31, 2020.

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Unit Trust based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence

29

with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2021

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

30

AUL American Unit Trust
AB High Income Fund Advisor Class - 06-005
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$577,363	$577,937	71,977
Receivables: investments sold	1,338
Payables: investments purchased	-
Net assets	$578,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$578,701	438,290	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$578,701	438,290

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$63,128
Mortality & expense charges	(12,073)
Net investment income (loss)	51,055

Gain (loss) on investments:
Net realized gain (loss)	(70,367)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,013)
Net gain (loss)	(73,380)

Increase (decrease) in net assets from operations	$(22,325)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$51,055	$117,482
Net realized gain (loss)	(70,367)	(154,264)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(3,013)	304,497

Increase (decrease) in net assets from operations	(22,325)	267,715

Contract owner transactions:
Proceeds from units sold	195,218	943,173
Cost of units redeemed	(773,935)	(2,668,530)
Account charges	(745)	(3,403)
Increase (decrease)	(579,462)	(1,728,760)
Net increase (decrease)	(601,787)	(1,461,045)
Net assets, beginning	1,180,488	2,641,533
Net assets, ending	$578,701	$1,180,488

Units sold	157,298	769,064
Units redeemed	(630,017)	(2,152,437)
Net increase (decrease)	(472,719)	(1,383,373)
Units outstanding, beginning	911,009	2,294,382
Units outstanding, ending	438,290	911,009

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,547,414
Cost of units redeemed/account charges	(28,423,564)
Net investment income (loss)	2,041,043
Net realized gain (loss)	(644,715)
Realized gain distributions	59,097
Net change in unrealized appreciation (depreciation)	(574)
Net assets	$578,701

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	438	$579	1.25%	1.9%	12/31/2020	$1.35	0	$0	1.00%	2.1%	12/31/2020	$1.37	0	$0	0.75%	2.4%
12/31/2019	1.30	911	1,180	1.25%	12.6%	12/31/2019	1.32	0	0	1.00%	12.8%	12/31/2019	1.34	0	0	0.75%	13.1%
12/31/2018	1.15	2,294	2,642	1.25%	-6.7%	12/31/2018	1.17	0	0	1.00%	-6.5%	12/31/2018	1.18	0	0	0.75%	-6.3%
12/31/2017	1.23	5,967	7,365	1.25%	6.8%	12/31/2017	1.25	0	0	1.00%	7.1%	12/31/2017	1.26	0	0	0.75%	7.4%
12/31/2016	1.16	8,761	10,121	1.25%	14.1%	12/31/2016	1.17	0	0	1.00%	14.3%	12/31/2016	1.18	0	0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	2.7%	12/31/2020	$1.42	0	$0	0.25%	2.9%	12/31/2020	$1.45	0	$0	0.00%	3.2%
12/31/2019	1.36	0	0	0.50%	13.4%	12/31/2019	1.38	0	0	0.25%	13.7%	12/31/2019	1.41	0	0	0.00%	14.0%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.22	0	0	0.25%	-5.8%	12/31/2018	1.23	0	0	0.00%	-5.5%
12/31/2017	1.28	0	0	0.50%	7.6%	12/31/2017	1.29	0	0	0.25%	7.9%	12/31/2017	1.31	0	0	0.00%	8.2%
12/31/2016	1.19	0	0	0.50%	14.9%	12/31/2016	1.20	0	0	0.25%	15.2%	12/31/2016	1.21	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	7.2%
2019	7.6%
2018	5.3%
2017	5.8%
2016	7.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Core Opportunities Fund R Class - 06-148
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$968,732	$837,596	46,189
Receivables: investments sold	-
Payables: investments purchased	(133)
Net assets	$968,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$492,914	155,548	$3.17
Band 100	-	-	3.29
Band 75	-	-	3.43
Band 50	-	-	3.56
Band 25	-	-	3.70
Band 0	475,685	123,493	3.85
Total	$968,599	279,041

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,684)
Net investment income (loss)	(5,684)

Gain (loss) on investments:
Net realized gain (loss)	20,077
Realized gain distributions	39,153
Net change in unrealized appreciation (depreciation)	51,290
Net gain (loss)	110,520

Increase (decrease) in net assets from operations	$104,836

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,684)	$(5,830)
Net realized gain (loss)	20,077	(6,944)
Realized gain distributions	39,153	49,837
Net change in unrealized appreciation (depreciation)	51,290	210,660

Increase (decrease) in net assets from operations	104,836	247,723

Contract owner transactions:
Proceeds from units sold	54,578	59,392
Cost of units redeemed	(183,842)	(520,643)
Account charges	(174)	(258)
Increase (decrease)	(129,438)	(461,509)
Net increase (decrease)	(24,602)	(213,786)
Net assets, beginning	993,201	1,206,987
Net assets, ending	$968,599	$993,201

Units sold	19,808	87,752
Units redeemed	(61,848)	(259,874)
Net increase (decrease)	(42,040)	(172,122)
Units outstanding, beginning	321,081	493,203
Units outstanding, ending	279,041	321,081

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,158,732
Cost of units redeemed/account charges	(2,013,719)
Net investment income (loss)	(62,633)
Net realized gain (loss)	185,203
Realized gain distributions	569,880
Net change in unrealized appreciation (depreciation)	131,136
Net assets	$968,599

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.17	156	$493	1.25%	11.3%	12/31/2020	$3.29	0	$0	1.00%	11.6%	12/31/2020	$3.43	0	$0	0.75%	11.8%
12/31/2019	2.85	183	521	1.25%	24.9%	12/31/2019	2.95	0	0	1.00%	25.2%	12/31/2019	3.06	0	0	0.75%	25.5%
12/31/2018	2.28	298	678	1.25%	-4.3%	12/31/2018	2.36	0	0	1.00%	-4.1%	12/31/2018	2.44	0	0	0.75%	-3.8%
12/31/2017	2.38	251	597	1.25%	20.7%	12/31/2017	2.46	1	1	1.00%	21.1%	12/31/2017	2.54	0	0	0.75%	21.4%
12/31/2016	1.97	265	522	1.25%	6.3%	12/31/2016	2.03	1	2	1.00%	6.6%	12/31/2016	2.09	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	0	$0	0.50%	12.1%	12/31/2020	$3.70	0	$0	0.25%	12.4%	12/31/2020	$3.85	123	$476	0.00%	12.7%
12/31/2019	3.18	0	0	0.50%	25.9%	12/31/2019	3.30	0	0	0.25%	26.2%	12/31/2019	3.42	138	472	0.00%	26.5%
12/31/2018	2.52	0	0	0.50%	-3.6%	12/31/2018	2.61	0	0	0.25%	-3.3%	12/31/2018	2.70	196	529	0.00%	-3.1%
12/31/2017	2.62	0	0	0.50%	21.7%	12/31/2017	2.70	0	0	0.25%	22.0%	12/31/2017	2.79	191	534	0.00%	22.3%
12/31/2016	2.15	0	0	0.50%	7.1%	12/31/2016	2.22	0	0	0.25%	7.4%	12/31/2016	2.28	194	441	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Sustainable International Thematic Fund R Class - 06-147
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,597	$330,038	20,894
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$457,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,241	18,303	$1.98
Band 100	20,443	9,929	2.06
Band 75	-	-	2.14
Band 50	400,910	180,091	2.23
Band 25	-	-	2.31
Band 0	-	-	2.41
Total	$457,594	208,323

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,437)
Net investment income (loss)	(2,437)

Gain (loss) on investments:
Net realized gain (loss)	19,058
Realized gain distributions	7,723
Net change in unrealized appreciation (depreciation)	75,794
Net gain (loss)	102,575

Increase (decrease) in net assets from operations	$100,138

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,437)	$(2,809)
Net realized gain (loss)	19,058	(1,543)
Realized gain distributions	7,723	5,476
Net change in unrealized appreciation (depreciation)	75,794	106,124

Increase (decrease) in net assets from operations	100,138	107,248

Contract owner transactions:
Proceeds from units sold	32	727
Cost of units redeemed	(127,606)	(83,058)
Account charges	(75)	(73)
Increase (decrease)	(127,649)	(82,404)
Net increase (decrease)	(27,511)	24,844
Net assets, beginning	485,105	460,261
Net assets, ending	$457,594	$485,105

Units sold	19	488
Units redeemed	(75,263)	(55,447)
Net increase (decrease)	(75,244)	(54,959)
Units outstanding, beginning	283,567	338,526
Units outstanding, ending	208,323	283,567

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,386,052
Cost of units redeemed/account charges	(7,165,154)
Net investment income (loss)	31,073
Net realized gain (loss)	(2,604,508)
Realized gain distributions	682,572
Net change in unrealized appreciation (depreciation)	127,559
Net assets	$457,594

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	18	$36	1.25%	27.4%	12/31/2020	$2.06	10	$20	1.00%	27.7%	12/31/2020	$2.14	0	$0	0.75%	28.0%
12/31/2019	1.55	30	47	1.25%	24.8%	12/31/2019	1.61	10	16	1.00%	25.1%	12/31/2019	1.67	0	0	0.75%	25.5%
12/31/2018	1.25	42	52	1.25%	-18.6%	12/31/2018	1.29	11	14	1.00%	-18.4%	12/31/2018	1.33	0	0	0.75%	-18.2%
12/31/2017	1.53	36	55	1.25%	32.4%	12/31/2017	1.58	11	17	1.00%	32.8%	12/31/2017	1.63	0	0	0.75%	33.1%
12/31/2016	1.16	35	41	1.25%	-8.6%	12/31/2016	1.19	13	15	1.00%	-8.3%	12/31/2016	1.22	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	180	$401	0.50%	28.4%	12/31/2020	$2.31	0	$0	0.25%	28.7%	12/31/2020	$2.41	0	$0	0.00%	29.0%
12/31/2019	1.73	243	422	0.50%	25.8%	12/31/2019	1.80	0	0	0.25%	26.1%	12/31/2019	1.87	0	0	0.00%	26.4%
12/31/2018	1.38	286	394	0.50%	-18.0%	12/31/2018	1.43	0	0	0.25%	-17.8%	12/31/2018	1.48	0	0	0.00%	-17.6%
12/31/2017	1.68	352	593	0.50%	33.4%	12/31/2017	1.74	0	0	0.25%	33.8%	12/31/2017	1.79	0	0	0.00%	34.1%
12/31/2016	1.26	356	449	0.50%	-7.9%	12/31/2016	1.30	0	0	0.25%	-7.6%	12/31/2016	1.34	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Small Cap Growth Fund R Class - 06-146
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,756,655	$3,076,995	53,228
Receivables: investments sold	-
Payables: investments purchased	(14,711)
Net assets	$3,741,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,254,461	525,375	$6.19
Band 100	487,483	75,680	6.44
Band 75	-	-	6.70
Band 50	-	-	6.96
Band 25	-	-	7.24
Band 0	-	-	7.53
Total	$3,741,944	601,055

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(24,786)
Net investment income (loss)	(24,786)

Gain (loss) on investments:
Net realized gain (loss)	104,476
Realized gain distributions	352,602
Net change in unrealized appreciation (depreciation)	622,843
Net gain (loss)	1,079,921

Increase (decrease) in net assets from operations	$1,055,135

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,786)	$(16,316)
Net realized gain (loss)	104,476	18,829
Realized gain distributions	352,602	131,454
Net change in unrealized appreciation (depreciation)	622,843	272,087

Increase (decrease) in net assets from operations	1,055,135	406,054

Contract owner transactions:
Proceeds from units sold	2,196,619	600,625
Cost of units redeemed	(1,107,605)	(662,471)
Account charges	(701)	(403)
Increase (decrease)	1,088,313	(62,249)
Net increase (decrease)	2,143,448	343,805
Net assets, beginning	1,598,496	1,254,691
Net assets, ending	$3,741,944	$1,598,496

Units sold	479,709	164,506
Units redeemed	(265,337)	(183,510)
Net increase (decrease)	214,372	(19,004)
Units outstanding, beginning	386,683	405,687
Units outstanding, ending	601,055	386,683

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,604,350
Cost of units redeemed/account charges	(11,540,204)
Net investment income (loss)	(278,880)
Net realized gain (loss)	1,338,404
Realized gain distributions	1,938,614
Net change in unrealized appreciation (depreciation)	679,660
Net assets	$3,741,944

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.19	525	$3,254	1.25%	51.1%	12/31/2020	$6.44	76	$487	1.00%	51.5%	12/31/2020	$6.70	0	$0	0.75%	51.9%
12/31/2019	4.10	301	1,234	1.25%	33.6%	12/31/2019	4.25	84	359	1.00%	33.9%	12/31/2019	4.41	1	5	0.75%	34.2%
12/31/2018	3.07	315	967	1.25%	-2.6%	12/31/2018	3.18	91	288	1.00%	-2.3%	12/31/2018	3.29	0	0	0.75%	-2.1%
12/31/2017	3.15	493	1,554	1.25%	32.4%	12/31/2017	3.25	111	361	1.00%	32.8%	12/31/2017	3.35	0	0	0.75%	33.1%
12/31/2016	2.38	1,127	2,680	1.25%	4.8%	12/31/2016	2.45	151	369	1.00%	5.1%	12/31/2016	2.52	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.96	0	$0	0.50%	52.2%	12/31/2020	$7.24	0	$0	0.25%	52.6%	12/31/2020	$7.53	0	$0	0.00%	53.0%
12/31/2019	4.57	0	0	0.50%	34.6%	12/31/2019	4.74	0	0	0.25%	34.9%	12/31/2019	4.92	0	0	0.00%	35.3%
12/31/2018	3.40	0	0	0.50%	-1.8%	12/31/2018	3.52	0	0	0.25%	-1.6%	12/31/2018	3.64	0	0	0.00%	-1.3%
12/31/2017	3.46	0	0	0.50%	33.4%	12/31/2017	3.57	0	0	0.25%	33.8%	12/31/2017	3.69	0	0	0.00%	34.1%
12/31/2016	2.59	0	0	0.50%	5.6%	12/31/2016	2.67	0	0	0.25%	5.9%	12/31/2016	2.75	2	6	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Growth Fund R Class - 06-144
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,440,467	$1,138,035	113,974
Receivables: investments sold	170
Payables: investments purchased	-
Net assets	$1,440,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,095,202	228,728	$4.79
Band 100	249,062	50,024	4.98
Band 75	-	-	5.18
Band 50	96,373	17,902	5.38
Band 25	-	-	5.60
Band 0	-	-	5.82
Total	$1,440,637	296,654

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(13,811)
Net investment income (loss)	(13,811)

Gain (loss) on investments:
Net realized gain (loss)	55,513
Realized gain distributions	206,672
Net change in unrealized appreciation (depreciation)	250,644
Net gain (loss)	512,829

Increase (decrease) in net assets from operations	$499,018

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,811)	$(12,749)
Net realized gain (loss)	55,513	5,042
Realized gain distributions	206,672	75,092
Net change in unrealized appreciation (depreciation)	250,644	216,005

Increase (decrease) in net assets from operations	499,018	283,390

Contract owner transactions:
Proceeds from units sold	81,329	142,911
Cost of units redeemed	(252,810)	(311,466)
Account charges	(159)	(279)
Increase (decrease)	(171,640)	(168,834)
Net increase (decrease)	327,378	114,556
Net assets, beginning	1,113,259	998,703
Net assets, ending	$1,440,637	$1,113,259

Units sold	21,945	78,179
Units redeemed	(68,967)	(130,495)
Net increase (decrease)	(47,022)	(52,316)
Units outstanding, beginning	343,676	395,992
Units outstanding, ending	296,654	343,676

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,591,956
Cost of units redeemed/account charges	(9,881,291)
Net investment income (loss)	(218,883)
Net realized gain (loss)	337,506
Realized gain distributions	1,308,917
Net change in unrealized appreciation (depreciation)	302,432
Net assets	$1,440,637

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.79	229	$1,095	1.25%	50.0%	12/31/2020	$4.98	50	$249	1.00%	50.3%	12/31/2020	$5.18	0	$0	0.75%	50.7%
12/31/2019	3.19	263	839	1.25%	28.3%	12/31/2019	3.31	55	183	1.00%	28.6%	12/31/2019	3.43	0	0	0.75%	28.9%
12/31/2018	2.49	307	763	1.25%	-6.1%	12/31/2018	2.57	59	153	1.00%	-5.9%	12/31/2018	2.66	0	0	0.75%	-5.7%
12/31/2017	2.65	468	1,241	1.25%	30.4%	12/31/2017	2.74	71	194	1.00%	30.7%	12/31/2017	2.82	0	0	0.75%	31.0%
12/31/2016	2.03	1,158	2,355	1.25%	3.1%	12/31/2016	2.09	83	174	1.00%	3.3%	12/31/2016	2.16	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.38	18	$96	0.50%	51.1%	12/31/2020	$5.60	0	$0	0.25%	51.5%	12/31/2020	$5.82	0	$0	0.00%	51.9%
12/31/2019	3.56	25	90	0.50%	29.3%	12/31/2019	3.70	0	0	0.25%	29.6%	12/31/2019	3.83	0	0	0.00%	29.9%
12/31/2018	2.76	30	83	0.50%	-5.4%	12/31/2018	2.85	0	0	0.25%	-5.2%	12/31/2018	2.95	0	0	0.00%	-4.9%
12/31/2017	2.91	30	88	0.50%	31.3%	12/31/2017	3.01	0	0	0.25%	31.7%	12/31/2017	3.10	0	0	0.00%	32.0%
12/31/2016	2.22	41	91	0.50%	3.9%	12/31/2016	2.28	0	0	0.25%	4.1%	12/31/2016	2.35	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Value Fund R Class - 06-151
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,580	$48,683	3,511
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$53,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,874	32,643	$1.47
Band 100	5,780	3,790	1.52
Band 75	-	-	1.59
Band 50	-	-	1.65
Band 25	-	-	1.71
Band 0	-	-	1.78
Total	$53,654	36,433

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$223
Mortality & expense charges	(998)
Net investment income (loss)	(775)

Gain (loss) on investments:
Net realized gain (loss)	(4,200)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(4,289)
Net gain (loss)	(8,489)

Increase (decrease) in net assets from operations	$(9,264)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(775)	$(144)
Net realized gain (loss)	(4,200)	154
Realized gain distributions	-	784
Net change in unrealized appreciation (depreciation)	(4,289)	12,630

Increase (decrease) in net assets from operations	(9,264)	13,424

Contract owner transactions:
Proceeds from units sold	8,970	37,275
Cost of units redeemed	(53,114)	(5,076)
Account charges	(74)	(65)
Increase (decrease)	(44,218)	32,134
Net increase (decrease)	(53,482)	45,558
Net assets, beginning	107,136	61,578
Net assets, ending	$53,654	$107,136

Units sold	6,963	27,170
Units redeemed	(42,898)	(3,776)
Net increase (decrease)	(35,935)	23,394
Units outstanding, beginning	72,368	48,974
Units outstanding, ending	36,433	72,368

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$632,671
Cost of units redeemed/account charges	(602,761)
Net investment income (loss)	(814)
Net realized gain (loss)	2,463
Realized gain distributions	17,198
Net change in unrealized appreciation (depreciation)	4,897
Net assets	$53,654

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	33	$48	1.25%	-0.8%	12/31/2020	$1.52	4	$6	1.00%	-0.5%	12/31/2020	$1.59	0	$0	0.75%	-0.3%
12/31/2019	1.48	69	102	1.25%	17.8%	12/31/2019	1.53	4	5	1.00%	18.1%	12/31/2019	1.59	0	0	0.75%	18.4%
12/31/2018	1.25	46	57	1.25%	-16.6%	12/31/2018	1.30	3	4	1.00%	-16.3%	12/31/2018	1.34	0	0	0.75%	-16.1%
12/31/2017	1.50	45	68	1.25%	11.5%	12/31/2017	1.55	8	12	1.00%	11.8%	12/31/2017	1.60	0	0	0.75%	12.1%
12/31/2016	1.35	43	58	1.25%	9.1%	12/31/2016	1.39	8	11	1.00%	9.4%	12/31/2016	1.43	0	0	0.75%	9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	0.0%	12/31/2020	$1.71	0	$0	0.25%	0.2%	12/31/2020	$1.78	0	$0	0.00%	0.5%
12/31/2019	1.65	0	0	0.50%	18.7%	12/31/2019	1.71	0	0	0.25%	19.0%	12/31/2019	1.77	0	0	0.00%	19.3%
12/31/2018	1.39	0	0	0.50%	-15.9%	12/31/2018	1.44	0	0	0.25%	-15.7%	12/31/2018	1.49	0	0	0.00%	-15.5%
12/31/2017	1.65	0	0	0.50%	12.4%	12/31/2017	1.71	0	0	0.25%	12.7%	12/31/2017	1.76	0	0	0.00%	12.9%
12/31/2016	1.47	0	0	0.50%	9.9%	12/31/2016	1.51	0	0	0.25%	10.2%	12/31/2016	1.56	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.2%
2018	0.5%
2017	0.6%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Value Fund R Class - 06-149
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$922,894	$891,269	46,748
Receivables: investments sold	-
Payables: investments purchased	(1,014)
Net assets	$921,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,250	169,448	$2.62
Band 100	76,604	28,100	2.73
Band 75	-	-	2.83
Band 50	401,026	136,052	2.95
Band 25	-	-	3.06
Band 0	-	-	3.19
Total	$921,880	333,600

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,537
Mortality & expense charges	(7,846)
Net investment income (loss)	(6,309)

Gain (loss) on investments:
Net realized gain (loss)	(31,000)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,112
Net gain (loss)	(10,888)

Increase (decrease) in net assets from operations	$(17,197)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,309)	$(8,597)
Net realized gain (loss)	(31,000)	(57,807)
Realized gain distributions	-	36,807
Net change in unrealized appreciation (depreciation)	20,112	290,688

Increase (decrease) in net assets from operations	(17,197)	261,091

Contract owner transactions:
Proceeds from units sold	55,021	684,179
Cost of units redeemed	(248,492)	(1,331,100)
Account charges	(91)	(191)
Increase (decrease)	(193,562)	(647,112)
Net increase (decrease)	(210,759)	(386,021)
Net assets, beginning	1,132,639	1,518,660
Net assets, ending	$921,880	$1,132,639

Units sold	26,386	264,165
Units redeemed	(111,301)	(518,001)
Net increase (decrease)	(84,915)	(253,836)
Units outstanding, beginning	418,515	672,351
Units outstanding, ending	333,600	418,515

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,672,353
Cost of units redeemed/account charges	(4,710,428)
Net investment income (loss)	(134,044)
Net realized gain (loss)	216,512
Realized gain distributions	845,862
Net change in unrealized appreciation (depreciation)	31,625
Net assets	$921,880

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	169	$444	1.25%	1.4%	12/31/2020	$2.73	28	$77	1.00%	1.6%	12/31/2020	$2.83	0	$0	0.75%	1.9%
12/31/2019	2.59	198	513	1.25%	17.8%	12/31/2019	2.68	76	205	1.00%	18.1%	12/31/2019	2.78	0	0	0.75%	18.4%
12/31/2018	2.20	438	961	1.25%	-16.6%	12/31/2018	2.27	79	180	1.00%	-16.4%	12/31/2018	2.35	0	0	0.75%	-16.2%
12/31/2017	2.63	444	1,168	1.25%	10.9%	12/31/2017	2.72	95	257	1.00%	11.1%	12/31/2017	2.80	0	0	0.75%	11.4%
12/31/2016	2.37	492	1,167	1.25%	22.4%	12/31/2016	2.44	59	144	1.00%	22.7%	12/31/2016	2.52	0	0	0.75%	23.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	136	$401	0.50%	2.2%	12/31/2020	$3.06	0	$0	0.25%	2.4%	12/31/2020	$3.19	0	$0	0.00%	2.7%
12/31/2019	2.89	144	415	0.50%	18.7%	12/31/2019	2.99	0	0	0.25%	19.0%	12/31/2019	3.10	0	0	0.00%	19.3%
12/31/2018	2.43	156	378	0.50%	-16.0%	12/31/2018	2.52	0	0	0.25%	-15.8%	12/31/2018	2.60	0	0	0.00%	-15.6%
12/31/2017	2.89	167	483	0.50%	11.7%	12/31/2017	2.99	0	0	0.25%	12.0%	12/31/2017	3.08	0	0	0.00%	12.2%
12/31/2016	2.59	173	447	0.50%	23.3%	12/31/2016	2.67	0	0	0.25%	23.6%	12/31/2016	2.75	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB International Value Fund R Class - 06-153
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,008	$116,763	8,482
Receivables: investments sold	-
Payables: investments purchased	(120)
Net assets	$111,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,847	107,948	$1.04
Band 100	41	38	1.08
Band 75	-	-	1.12
Band 50	-	-	1.16
Band 25	-	-	1.21
Band 0	-	-	1.26
Total	$111,888	107,986

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$419
Mortality & expense charges	(1,312)
Net investment income (loss)	(893)

Gain (loss) on investments:
Net realized gain (loss)	(5,430)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,066
Net gain (loss)	636

Increase (decrease) in net assets from operations	$(257)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(893)	$(603)
Net realized gain (loss)	(5,430)	(10,621)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,066	31,629

Increase (decrease) in net assets from operations	(257)	20,405

Contract owner transactions:
Proceeds from units sold	11,550	16,637
Cost of units redeemed	(22,477)	(73,592)
Account charges	(8)	(81)
Increase (decrease)	(10,935)	(57,036)
Net increase (decrease)	(11,192)	(36,631)
Net assets, beginning	123,080	159,711
Net assets, ending	$111,888	$123,080

Units sold	13,543	17,321
Units redeemed	(24,857)	(75,819)
Net increase (decrease)	(11,314)	(58,498)
Units outstanding, beginning	119,300	177,798
Units outstanding, ending	107,986	119,300

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,316,115
Cost of units redeemed/account charges	(1,905,156)
Net investment income (loss)	31,668
Net realized gain (loss)	(387,285)
Realized gain distributions	61,301
Net change in unrealized appreciation (depreciation)	(4,755)
Net assets	$111,888

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	108	$112	1.25%	0.4%	12/31/2020	$1.08	0	$0	1.00%	0.7%	12/31/2020	$1.12	0	$0	0.75%	0.9%
12/31/2019	1.03	119	123	1.25%	14.9%	12/31/2019	1.07	0	0	1.00%	15.2%	12/31/2019	1.11	0	0	0.75%	15.4%
12/31/2018	0.90	177	159	1.25%	-24.4%	12/31/2018	0.93	1	1	1.00%	-24.2%	12/31/2018	0.96	0	0	0.75%	-24.0%
12/31/2017	1.19	128	152	1.25%	22.9%	12/31/2017	1.23	1	1	1.00%	23.3%	12/31/2017	1.27	0	0	0.75%	23.6%
12/31/2016	0.97	271	262	1.25%	-2.4%	12/31/2016	0.99	4	4	1.00%	-2.2%	12/31/2016	1.02	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	1.2%	12/31/2020	$1.21	0	$0	0.25%	1.4%	12/31/2020	$1.26	0	$0	0.00%	1.7%
12/31/2019	1.15	0	0	0.50%	15.7%	12/31/2019	1.19	0	0	0.25%	16.0%	12/31/2019	1.24	0	0	0.00%	16.3%
12/31/2018	0.99	0	0	0.50%	-23.8%	12/31/2018	1.03	0	0	0.25%	-23.7%	12/31/2018	1.06	0	0	0.00%	-23.5%
12/31/2017	1.31	0	0	0.50%	23.9%	12/31/2017	1.35	0	0	0.25%	24.2%	12/31/2017	1.39	0	0	0.00%	24.5%
12/31/2016	1.05	0	0	0.50%	-1.7%	12/31/2016	1.09	0	0	0.25%	-1.4%	12/31/2016	1.12	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.0%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB High Income Fund R Class - 06-006
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,517	$42,452	5,512
Receivables: investments sold	1,749
Payables: investments purchased	-
Net assets	$44,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,266	35,219	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$44,266	35,219

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,396
Mortality & expense charges	(521)
Net investment income (loss)	1,875

Gain (loss) on investments:
Net realized gain (loss)	(1,457)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	819
Net gain (loss)	(638)

Increase (decrease) in net assets from operations	$1,237

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,875	$1,631
Net realized gain (loss)	(1,457)	(230)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	819	2,366

Increase (decrease) in net assets from operations	1,237	3,767

Contract owner transactions:
Proceeds from units sold	17,242	11,072
Cost of units redeemed	(14,072)	(4,403)
Account charges	(12)	(20)
Increase (decrease)	3,158	6,649
Net increase (decrease)	4,395	10,416
Net assets, beginning	39,871	29,455
Net assets, ending	$44,266	$39,871

Units sold	15,104	9,543
Units redeemed	(11,966)	(3,967)
Net increase (decrease)	3,138	5,576
Units outstanding, beginning	32,081	26,505
Units outstanding, ending	35,219	32,081

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$120,197
Cost of units redeemed/account charges	(80,328)
Net investment income (loss)	9,560
Net realized gain (loss)	(5,696)
Realized gain distributions	468
Net change in unrealized appreciation (depreciation)	65
Net assets	$44,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	35	$44	1.25%	1.1%	12/31/2020	$1.28	0	$0	1.00%	1.4%	12/31/2020	$1.31	0	$0	0.75%	1.6%
12/31/2019	1.24	32	40	1.25%	11.8%	12/31/2019	1.26	0	0	1.00%	12.1%	12/31/2019	1.28	0	0	0.75%	12.4%
12/31/2018	1.11	27	29	1.25%	-7.3%	12/31/2018	1.13	0	0	1.00%	-7.1%	12/31/2018	1.14	0	0	0.75%	-6.9%
12/31/2017	1.20	26	32	1.25%	6.2%	12/31/2017	1.21	0	0	1.00%	6.4%	12/31/2017	1.23	0	0	0.75%	6.7%
12/31/2016	1.13	16	18	1.25%	13.4%	12/31/2016	1.14	0	0	1.00%	13.6%	12/31/2016	1.15	0	0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	1.9%	12/31/2020	$1.36	0	$0	0.25%	2.1%	12/31/2020	$1.38	0	$0	0.00%	2.4%
12/31/2019	1.31	0	0	0.50%	12.7%	12/31/2019	1.33	0	0	0.25%	13.0%	12/31/2019	1.35	0	0	0.00%	13.2%
12/31/2018	1.16	0	0	0.50%	-6.6%	12/31/2018	1.17	0	0	0.25%	-6.4%	12/31/2018	1.19	0	0	0.00%	-6.2%
12/31/2017	1.24	0	0	0.50%	7.0%	12/31/2017	1.25	0	0	0.25%	7.2%	12/31/2017	1.27	0	0	0.00%	7.5%
12/31/2016	1.16	0	0	0.50%	14.2%	12/31/2016	1.17	0	0	0.25%	14.5%	12/31/2016	1.18	0	0	0.00%	14.8%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.7%
2019	6.0%
2018	6.0%
2017	5.3%
2016	5.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Growth Fund Z Class - 06-GKC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,254	$16,315	1,377
Receivables: investments sold	-
Payables: investments purchased	(166)
Net assets	$21,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,088	11,131	$1.89
Band 100	-	-	1.91
Band 75	-	-	1.92
Band 50	-	-	1.94
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$21,088	11,131

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(218)
Net investment income (loss)	(218)

Gain (loss) on investments:
Net realized gain (loss)	762
Realized gain distributions	2,682
Net change in unrealized appreciation (depreciation)	4,416
Net gain (loss)	7,860

Increase (decrease) in net assets from operations	$7,642

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(218)	$(153)
Net realized gain (loss)	762	6
Realized gain distributions	2,682	863
Net change in unrealized appreciation (depreciation)	4,416	523

Increase (decrease) in net assets from operations	7,642	1,239

Contract owner transactions:
Proceeds from units sold	1,046	14,961
Cost of units redeemed	(3,526)	(272)
Account charges	(2)	-
Increase (decrease)	(2,482)	14,689
Net increase (decrease)	5,160	15,928
Net assets, beginning	15,928	-
Net assets, ending	$21,088	$15,928

Units sold	1,098	12,925
Units redeemed	(2,674)	(218)
Net increase (decrease)	(1,576)	12,707
Units outstanding, beginning	12,707	-
Units outstanding, ending	11,131	12,707

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,007
Cost of units redeemed/account charges	(3,800)
Net investment income (loss)	(371)
Net realized gain (loss)	768
Realized gain distributions	3,545
Net change in unrealized appreciation (depreciation)	4,939
Net assets	$21,088

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	11	$21	1.25%	51.1%	12/31/2020	$1.91	0	$0	1.00%	51.5%	12/31/2020	$1.92	0	$0	0.75%	51.9%
12/31/2019	1.25	13	16	1.25%	29.2%	12/31/2019	1.26	0	0	1.00%	29.5%	12/31/2019	1.27	0	0	0.75%	29.8%
12/31/2018	0.97	0	0	1.25%	-5.5%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.98	0	0	0.75%	-5.0%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	0	$0	0.50%	52.3%	12/31/2020	$1.95	0	$0	0.25%	52.7%	12/31/2020	$1.97	0	$0	0.00%	53.0%
12/31/2019	1.27	0	0	0.50%	30.2%	12/31/2019	1.28	0	0	0.25%	30.5%	12/31/2019	1.29	0	0	0.00%	30.8%
12/31/2018	0.98	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	0.98	0	0	0.00%	-4.3%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Small Cap Growth Portfolio Z Class - 06-GKG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,005,370	$790,465	11,991
Receivables: investments sold	6,607
Payables: investments purchased	-
Net assets	$1,011,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,011,977	492,202	$2.06
Band 100	-	-	2.07
Band 75	-	-	2.09
Band 50	-	-	2.10
Band 25	-	-	2.12
Band 0	-	-	2.14
Total	$1,011,977	492,202

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,124)
Net investment income (loss)	(7,124)

Gain (loss) on investments:
Net realized gain (loss)	309
Realized gain distributions	79,093
Net change in unrealized appreciation (depreciation)	211,893
Net gain (loss)	291,295

Increase (decrease) in net assets from operations	$284,171

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,124)	$(1,683)
Net realized gain (loss)	309	23
Realized gain distributions	79,093	34,585
Net change in unrealized appreciation (depreciation)	211,893	3,012

Increase (decrease) in net assets from operations	284,171	35,937

Contract owner transactions:
Proceeds from units sold	534,851	434,467
Cost of units redeemed	(268,406)	(7,003)
Account charges	(1,480)	(560)
Increase (decrease)	264,965	426,904
Net increase (decrease)	549,136	462,841
Net assets, beginning	462,841	-
Net assets, ending	$1,011,977	$462,841

Units sold	339,005	348,215
Units redeemed	(189,412)	(5,606)
Net increase (decrease)	149,593	342,609
Units outstanding, beginning	342,609	-
Units outstanding, ending	492,202	342,609

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$969,318
Cost of units redeemed/account charges	(277,449)
Net investment income (loss)	(8,807)
Net realized gain (loss)	332
Realized gain distributions	113,678
Net change in unrealized appreciation (depreciation)	214,905
Net assets	$1,011,977

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	492	$1,012	1.25%	52.2%	12/31/2020	$2.07	0	$0	1.00%	52.6%	12/31/2020	$2.09	0	$0	0.75%	53.0%
12/31/2019	1.35	343	463	1.25%	34.6%	12/31/2019	1.36	0	0	1.00%	34.9%	12/31/2019	1.36	0	0	0.75%	35.2%
12/31/2018	1.00	0	0	1.25%	-1.8%	12/31/2018	1.01	0	0	1.00%	-1.6%	12/31/2018	1.01	0	0	0.75%	-1.3%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	0	$0	0.50%	53.3%	12/31/2020	$2.12	0	$0	0.25%	53.7%	12/31/2020	$2.14	0	$0	0.00%	54.1%
12/31/2019	1.37	0	0	0.50%	35.6%	12/31/2019	1.38	0	0	0.25%	35.9%	12/31/2019	1.39	0	0	0.00%	36.3%
12/31/2018	1.01	0	0	0.50%	-1.1%	12/31/2018	1.01	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.6%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.3%	12/31/2017	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Value Fund Z Class - 06-GKF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,346	$33,294	1,940
Receivables: investments sold	-
Payables: investments purchased	(172)
Net assets	$39,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,174	37,461	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$39,174	37,461

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$348
Mortality & expense charges	(3,041)
Net investment income (loss)	(2,693)

Gain (loss) on investments:
Net realized gain (loss)	(148,496)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,940)
Net gain (loss)	(150,436)

Increase (decrease) in net assets from operations	$(153,129)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,693)	$2,620
Net realized gain (loss)	(148,496)	(3,243)
Realized gain distributions	-	17,234
Net change in unrealized appreciation (depreciation)	(1,940)	15,463

Increase (decrease) in net assets from operations	(153,129)	32,074

Contract owner transactions:
Proceeds from units sold	19,471	560,623
Cost of units redeemed	(418,845)	(32,187)
Account charges	(13)	(21)
Increase (decrease)	(399,387)	528,415
Net increase (decrease)	(552,516)	560,489
Net assets, beginning	591,690	31,201
Net assets, ending	$39,174	$591,690

Units sold	26,355	574,798
Units redeemed	(566,938)	(32,930)
Net increase (decrease)	(540,583)	541,868
Units outstanding, beginning	578,044	36,176
Units outstanding, ending	37,461	578,044

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$646,144
Cost of units redeemed/account charges	(480,303)
Net investment income (loss)	91
Net realized gain (loss)	(153,357)
Realized gain distributions	20,547
Net change in unrealized appreciation (depreciation)	6,052
Net assets	$39,174

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	37	$39	1.25%	2.2%	12/31/2020	$1.05	0	$0	1.00%	2.4%	12/31/2020	$1.06	0	$0	0.75%	2.7%
12/31/2019	1.02	578	592	1.25%	18.7%	12/31/2019	1.03	0	0	1.00%	19.0%	12/31/2019	1.03	0	0	0.75%	19.3%
12/31/2018	0.86	36	31	1.25%	-16.0%	12/31/2018	0.86	0	0	1.00%	-15.8%	12/31/2018	0.87	0	0	0.75%	-15.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.7%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	2.9%	12/31/2020	$1.08	0	$0	0.25%	3.2%	12/31/2020	$1.09	0	$0	0.00%	3.4%
12/31/2019	1.04	0	0	0.50%	19.6%	12/31/2019	1.04	0	0	0.25%	19.9%	12/31/2019	1.05	0	0	0.00%	20.2%
12/31/2018	0.87	0	0	0.50%	-15.4%	12/31/2018	0.87	0	0	0.25%	-15.2%	12/31/2018	0.87	0	0	0.00%	-15.0%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.9%
2018	1.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Global Bond Fund Z Class - 06-3GC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,427	$56,251	6,577
Receivables: investments sold	735
Payables: investments purchased	-
Net assets	$57,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,162	51,664	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$57,162	51,664

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$248
Mortality & expense charges	(167)
Net investment income (loss)	81

Gain (loss) on investments:
Net realized gain (loss)	(8)
Realized gain distributions	379
Net change in unrealized appreciation (depreciation)	176
Net gain (loss)	547

Increase (decrease) in net assets from operations	$628

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81	$-
Net realized gain (loss)	(8)	-
Realized gain distributions	379	-
Net change in unrealized appreciation (depreciation)	176	-

Increase (decrease) in net assets from operations	628	-

Contract owner transactions:
Proceeds from units sold	53,935	2,919
Cost of units redeemed	(290)	-
Account charges	(26)	(4)
Increase (decrease)	53,619	2,915
Net increase (decrease)	54,247	2,915
Net assets, beginning	2,915	-
Net assets, ending	$57,162	$2,915

Units sold	49,233	2,738
Units redeemed	(304)	(3)
Net increase (decrease)	48,929	2,735
Units outstanding, beginning	2,735	-
Units outstanding, ending	51,664	2,735

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$56,854
Cost of units redeemed/account charges	(320)
Net investment income (loss)	81
Net realized gain (loss)	(8)
Realized gain distributions	379
Net change in unrealized appreciation (depreciation)	176
Net assets	$57,162

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	52	$57	1.25%	3.8%	12/31/2020	$1.11	0	$0	1.00%	4.1%	12/31/2020	$1.12	0	$0	0.75%	4.3%
12/31/2019	1.07	3	3	1.25%	6.3%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.9%
12/31/2018	1.00	0	0	1.25%	0.3%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	4.6%	12/31/2020	$1.13	0	$0	0.25%	4.8%	12/31/2020	$1.14	0	$0	0.00%	5.1%
12/31/2019	1.08	0	0	0.50%	7.1%	12/31/2019	1.08	0	0	0.25%	7.4%	12/31/2019	1.09	0	0	0.00%	7.7%
12/31/2018	1.01	0	0	0.50%	0.6%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Large Cap Growth Fund Z Class - 06-3FY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,494,885	$3,538,771	54,602
Receivables: investments sold	11,420
Payables: investments purchased	-
Net assets	$4,506,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,506,305	2,866,156	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$4,506,305	2,866,156

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(43,788)
Net investment income (loss)	(43,788)

Gain (loss) on investments:
Net realized gain (loss)	208,769
Realized gain distributions	113,241
Net change in unrealized appreciation (depreciation)	760,258
Net gain (loss)	1,082,268

Increase (decrease) in net assets from operations	$1,038,480

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43,788)	$(8,527)
Net realized gain (loss)	208,769	9,515
Realized gain distributions	113,241	85,029
Net change in unrealized appreciation (depreciation)	760,258	195,856

Increase (decrease) in net assets from operations	1,038,480	281,873

Contract owner transactions:
Proceeds from units sold	2,203,021	2,547,785
Cost of units redeemed	(1,298,382)	(243,689)
Account charges	(14,835)	(7,948)
Increase (decrease)	889,804	2,296,148
Net increase (decrease)	1,928,284	2,578,021
Net assets, beginning	2,578,021	-
Net assets, ending	$4,506,305	$2,578,021

Units sold	1,703,711	2,401,146
Units redeemed	(1,014,906)	(223,795)
Net increase (decrease)	688,805	2,177,351
Units outstanding, beginning	2,177,351	-
Units outstanding, ending	2,866,156	2,177,351

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,750,806
Cost of units redeemed/account charges	(1,564,854)
Net investment income (loss)	(52,315)
Net realized gain (loss)	218,284
Realized gain distributions	198,270
Net change in unrealized appreciation (depreciation)	956,114
Net assets	$4,506,305

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	2,866	$4,506	1.25%	32.8%	12/31/2020	$1.58	0	$0	1.00%	33.1%	12/31/2020	$1.59	0	$0	0.75%	33.5%
12/31/2019	1.18	2,177	2,578	1.25%	32.6%	12/31/2019	1.19	0	0	1.00%	32.9%	12/31/2019	1.19	0	0	0.75%	33.2%
12/31/2018	0.89	0	0	1.25%	-10.7%	12/31/2018	0.89	0	0	1.00%	-10.6%	12/31/2018	0.90	0	0	0.75%	-10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	0.50%	33.8%	12/31/2020	$1.61	0	$0	0.25%	34.1%	12/31/2020	$1.62	0	$0	0.00%	34.5%
12/31/2019	1.20	0	0	0.50%	33.6%	12/31/2019	1.20	0	0	0.25%	33.9%	12/31/2019	1.21	0	0	0.00%	34.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Large Cap Growth Fund Advisor Class - 06-3YR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,524,478	$25,289,437	429,667
Receivables: investments sold	26,175
Payables: investments purchased	-
Net assets	$35,550,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,550,653	24,425,750	$1.46
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.48
Total	$35,550,653	24,425,750

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(364,365)
Net investment income (loss)	(364,365)

Gain (loss) on investments:
Net realized gain (loss)	748,171
Realized gain distributions	894,399
Net change in unrealized appreciation (depreciation)	9,040,547
Net gain (loss)	10,683,117

Increase (decrease) in net assets from operations	$10,318,752

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(364,365)	$(70,404)
Net realized gain (loss)	748,171	66,913
Realized gain distributions	894,399	680,341
Net change in unrealized appreciation (depreciation)	9,040,547	1,194,494

Increase (decrease) in net assets from operations	10,318,752	1,871,344

Contract owner transactions:
Proceeds from units sold	12,551,945	25,171,321
Cost of units redeemed	(8,006,279)	(6,180,211)
Account charges	(136,560)	(39,659)
Increase (decrease)	4,409,106	18,951,451
Net increase (decrease)	14,727,858	20,822,795
Net assets, beginning	20,822,795	-
Net assets, ending	$35,550,653	$20,822,795

Units sold	12,425,919	25,118,154
Units redeemed	(6,984,762)	(6,133,561)
Net increase (decrease)	5,441,157	18,984,593
Units outstanding, beginning	18,984,593	-
Units outstanding, ending	24,425,750	18,984,593

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$37,723,266
Cost of units redeemed/account charges	(14,362,709)
Net investment income (loss)	(434,769)
Net realized gain (loss)	815,084
Realized gain distributions	1,574,740
Net change in unrealized appreciation (depreciation)	10,235,041
Net assets	$35,550,653

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	24,426	$35,551	1.25%	32.7%	12/31/2020	$1.46	0	$0	1.00%	33.0%	12/31/2020	$1.47	0	$0	0.75%	33.4%
12/31/2019	1.10	18,985	20,823	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	10.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	33.7%	12/31/2020	$1.48	0	$0	0.25%	34.0%	12/31/2020	$1.48	0	$0	0.00%	34.4%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	8.1%	12/31/2020	$1.08	0	$0	1.00%	8.2%	12/31/2020	$1.08	0	$0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	8.3%	12/31/2020	$1.08	0	$0	0.25%	8.3%	12/31/2020	$1.08	0	$0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Balanced Portfolio I-2 Class - 06-505
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,098,691	$931,576	64,458
Receivables: investments sold	328
Payables: investments purchased	-
Net assets	$1,099,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,099,019	550,668	$2.00
Band 100	-	-	2.08
Band 75	-	-	2.18
Band 50	-	-	2.27
Band 25	-	-	2.37
Band 0	-	-	2.59
Total	$1,099,019	550,668

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,826
Mortality & expense charges	(12,951)
Net investment income (loss)	(125)

Gain (loss) on investments:
Net realized gain (loss)	15,050
Realized gain distributions	3,950
Net change in unrealized appreciation (depreciation)	69,518
Net gain (loss)	88,518

Increase (decrease) in net assets from operations	$88,393

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(125)	$1,201
Net realized gain (loss)	15,050	30,850
Realized gain distributions	3,950	27,636
Net change in unrealized appreciation (depreciation)	69,518	142,485

Increase (decrease) in net assets from operations	88,393	202,172

Contract owner transactions:
Proceeds from units sold	29,703	170,207
Cost of units redeemed	(177,540)	(475,375)
Account charges	(368)	(437)
Increase (decrease)	(148,205)	(305,605)
Net increase (decrease)	(59,812)	(103,433)
Net assets, beginning	1,158,831	1,262,264
Net assets, ending	$1,099,019	$1,158,831

Units sold	16,395	105,349
Units redeemed	(97,819)	(285,825)
Net increase (decrease)	(81,424)	(180,476)
Units outstanding, beginning	632,092	812,568
Units outstanding, ending	550,668	632,092

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,433,488
Cost of units redeemed/account charges	(11,050,975)
Net investment income (loss)	270,779
Net realized gain (loss)	573,251
Realized gain distributions	705,361
Net change in unrealized appreciation (depreciation)	167,115
Net assets	$1,099,019

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	551	$1,099	1.25%	8.9%	12/31/2020	$2.08	0	$0	1.00%	9.1%	12/31/2020	$2.18	0	$0	0.75%	9.4%
12/31/2019	1.83	632	1,159	1.25%	18.0%	12/31/2019	1.91	0	0	1.00%	18.3%	12/31/2019	1.99	0	0	0.75%	18.6%
12/31/2018	1.55	813	1,262	1.25%	-4.5%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.68	0	0	0.75%	-4.1%
12/31/2017	1.63	909	1,479	1.25%	14.0%	12/31/2017	1.69	0	0	1.00%	14.3%	12/31/2017	1.75	0	0	0.75%	14.6%
12/31/2016	1.43	909	1,298	1.25%	7.2%	12/31/2016	1.48	0	0	1.00%	7.4%	12/31/2016	1.52	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.27	0	$0	0.50%	9.7%	12/31/2020	$2.37	0	$0	0.25%	10.0%	12/31/2020	$2.59	0	$0	0.00%	10.2%
12/31/2019	2.07	0	0	0.50%	18.9%	12/31/2019	2.16	0	0	0.25%	19.2%	12/31/2019	2.35	0	0	0.00%	19.5%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.81	0	0	0.25%	-3.6%	12/31/2018	1.96	0	0	0.00%	-3.3%
12/31/2017	1.81	0	0	0.50%	14.9%	12/31/2017	1.88	0	0	0.25%	15.2%	12/31/2017	2.03	0	0	0.00%	15.4%
12/31/2016	1.58	0	0	0.50%	8.0%	12/31/2016	1.63	0	0	0.25%	8.2%	12/31/2016	1.76	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.4%
2018	4.0%
2017	2.9%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Portfolio I-2 Class - 06-510
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,485,394	$41,282,003	524,307
Receivables: investments sold	-
Payables: investments purchased	(80,872)
Net assets	$52,404,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,404,522	15,445,244	$3.39
Band 100	-	-	3.54
Band 75	-	-	3.70
Band 50	-	-	3.86
Band 25	-	-	4.03
Band 0	-	-	4.40
Total	$52,404,522	15,445,244

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(546,456)
Net investment income (loss)	(546,456)

Gain (loss) on investments:
Net realized gain (loss)	2,535,607
Realized gain distributions	6,691,989
Net change in unrealized appreciation (depreciation)	6,772,522
Net gain (loss)	16,000,118

Increase (decrease) in net assets from operations	$15,453,662

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(546,456)	$(663,014)
Net realized gain (loss)	2,535,607	2,146,712
Realized gain distributions	6,691,989	5,886,843
Net change in unrealized appreciation (depreciation)	6,772,522	7,317,686

Increase (decrease) in net assets from operations	15,453,662	14,688,227

Contract owner transactions:
Proceeds from units sold	6,988,693	7,135,351
Cost of units redeemed	(17,387,118)	(21,965,555)
Account charges	(8,453)	(45,458)
Increase (decrease)	(10,406,878)	(14,875,662)
Net increase (decrease)	5,046,784	(187,435)
Net assets, beginning	47,357,738	47,545,173
Net assets, ending	$52,404,522	$47,357,738

Units sold	2,627,997	3,412,759
Units redeemed	(6,560,704)	(9,743,464)
Net increase (decrease)	(3,932,707)	(6,330,705)
Units outstanding, beginning	19,377,951	25,708,656
Units outstanding, ending	15,445,244	19,377,951

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$118,399,715
Cost of units redeemed/account charges	(128,319,138)
Net investment income (loss)	(4,654,437)
Net realized gain (loss)	15,928,950
Realized gain distributions	39,846,041
Net change in unrealized appreciation (depreciation)	11,203,391
Net assets	$52,404,522

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.39	15,445	$52,405	1.25%	40.0%	12/31/2020	$3.54	0	$0	1.00%	40.3%	12/31/2020	$3.70	0	$0	0.75%	40.7%
12/31/2019	2.42	18,800	45,563	1.25%	31.9%	12/31/2019	2.52	0	0	1.00%	32.3%	12/31/2019	2.63	0	0	0.75%	32.6%
12/31/2018	1.84	25,061	46,041	1.25%	-1.3%	12/31/2018	1.91	0	0	1.00%	-1.1%	12/31/2018	1.98	0	0	0.75%	-0.9%
12/31/2017	1.86	30,861	57,472	1.25%	29.5%	12/31/2017	1.93	0	0	1.00%	29.8%	12/31/2017	2.00	0	0	0.75%	30.1%
12/31/2016	1.44	35,021	50,378	1.25%	-0.7%	12/31/2016	1.49	0	0	1.00%	-0.5%	12/31/2016	1.54	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.86	0	$0	0.50%	41.0%	12/31/2020	$4.03	0	$0	0.25%	41.4%	12/31/2020	$4.40	0	$0	0.00%	41.8%
12/31/2019	2.74	0	0	0.50%	32.9%	12/31/2019	2.85	0	0	0.25%	33.2%	12/31/2019	3.10	578	1,795	0.00%	33.6%
12/31/2018	2.06	0	0	0.50%	-0.6%	12/31/2018	2.14	0	0	0.25%	-0.4%	12/31/2018	2.32	648	1,505	0.00%	-0.1%
12/31/2017	2.07	0	0	0.50%	30.4%	12/31/2017	2.15	0	0	0.25%	30.8%	12/31/2017	2.33	411	956	0.00%	31.1%
12/31/2016	1.59	0	0	0.50%	0.0%	12/31/2016	1.64	0	0	0.25%	0.3%	12/31/2016	1.77	337	598	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.2%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund I Class - 06-194
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,813,762	$6,960,876	163,120
Receivables: investments sold	-
Payables: investments purchased	(220)
Net assets	$6,813,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,813,542	1,326,557	$5.14
Band 100	-	-	5.32
Band 75	-	-	5.51
Band 50	-	-	5.71
Band 25	-	-	5.92
Band 0	-	-	6.13
Total	$6,813,542	1,326,557

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(61,436)
Net investment income (loss)	(61,436)

Gain (loss) on investments:
Net realized gain (loss)	1,668,443
Realized gain distributions	981,605
Net change in unrealized appreciation (depreciation)	(730,341)
Net gain (loss)	1,919,707

Increase (decrease) in net assets from operations	$1,858,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(61,436)	$(59,625)
Net realized gain (loss)	1,668,443	240,594
Realized gain distributions	981,605	447,103
Net change in unrealized appreciation (depreciation)	(730,341)	656,993

Increase (decrease) in net assets from operations	1,858,271	1,285,065

Contract owner transactions:
Proceeds from units sold	7,221,635	531,210
Cost of units redeemed	(7,034,082)	(1,838,327)
Account charges	(660)	(562)
Increase (decrease)	186,893	(1,307,679)
Net increase (decrease)	2,045,164	(22,614)
Net assets, beginning	4,768,378	4,790,992
Net assets, ending	$6,813,542	$4,768,378

Units sold	1,673,837	162,555
Units redeemed	(1,643,192)	(578,407)
Net increase (decrease)	30,645	(415,852)
Units outstanding, beginning	1,295,912	1,711,764
Units outstanding, ending	1,326,557	1,295,912

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,368,863
Cost of units redeemed/account charges	(24,323,186)
Net investment income (loss)	(740,301)
Net realized gain (loss)	4,471,061
Realized gain distributions	5,184,219
Net change in unrealized appreciation (depreciation)	(147,114)
Net assets	$6,813,542

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.14	1,327	$6,814	1.25%	39.6%	12/31/2020	$5.32	0	$0	1.00%	39.9%	12/31/2020	$5.51	0	$0	0.75%	40.3%
12/31/2019	3.68	1,296	4,768	1.25%	31.5%	12/31/2019	3.80	0	0	1.00%	31.8%	12/31/2019	3.93	0	0	0.75%	32.1%
12/31/2018	2.80	1,712	4,791	1.25%	-2.1%	12/31/2018	2.89	0	0	1.00%	-1.9%	12/31/2018	2.97	0	0	0.75%	-1.6%
12/31/2017	2.86	1,770	5,060	1.25%	29.4%	12/31/2017	2.94	0	0	1.00%	29.7%	12/31/2017	3.02	0	0	0.75%	30.0%
12/31/2016	2.21	2,178	4,813	1.25%	-0.8%	12/31/2016	2.27	0	0	1.00%	-0.5%	12/31/2016	2.33	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.71	0	$0	0.50%	40.6%	12/31/2020	$5.92	0	$0	0.25%	41.0%	12/31/2020	$6.13	0	$0	0.00%	41.3%
12/31/2019	4.06	0	0	0.50%	32.5%	12/31/2019	4.20	0	0	0.25%	32.8%	12/31/2019	4.34	0	0	0.00%	33.1%
12/31/2018	3.07	0	0	0.50%	-1.4%	12/31/2018	3.16	0	0	0.25%	-1.1%	12/31/2018	3.26	0	0	0.00%	-0.9%
12/31/2017	3.11	0	0	0.50%	30.4%	12/31/2017	3.20	0	0	0.25%	30.7%	12/31/2017	3.29	0	0	0.00%	31.0%
12/31/2016	2.39	0	0	0.50%	0.0%	12/31/2016	2.45	0	0	0.25%	0.2%	12/31/2016	2.51	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund R Class - 06-196
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,544,646	$5,660,940	187,530
Receivables: investments sold	-
Payables: investments purchased	(1,698)
Net assets	$6,542,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,463,919	931,147	$4.79
Band 100	-	-	4.97
Band 75	-	-	5.15
Band 50	1,767,542	331,477	5.33
Band 25	-	-	5.52
Band 0	311,487	54,416	5.72
Total	$6,542,948	1,317,040

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(58,859)
Net investment income (loss)	(58,859)

Gain (loss) on investments:
Net realized gain (loss)	587,070
Realized gain distributions	1,105,685
Net change in unrealized appreciation (depreciation)	346,335
Net gain (loss)	2,039,090

Increase (decrease) in net assets from operations	$1,980,231

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(58,859)	$(68,289)
Net realized gain (loss)	587,070	482,888
Realized gain distributions	1,105,685	651,769
Net change in unrealized appreciation (depreciation)	346,335	787,519

Increase (decrease) in net assets from operations	1,980,231	1,853,887

Contract owner transactions:
Proceeds from units sold	2,260,377	2,318,264
Cost of units redeemed	(3,456,978)	(5,443,842)
Account charges	(1,252)	(3,266)
Increase (decrease)	(1,197,853)	(3,128,844)
Net increase (decrease)	782,378	(1,274,957)
Net assets, beginning	5,760,570	7,035,527
Net assets, ending	$6,542,948	$5,760,570

Units sold	616,919	806,963
Units redeemed	(916,450)	(1,807,669)
Net increase (decrease)	(299,531)	(1,000,706)
Units outstanding, beginning	1,616,571	2,617,277
Units outstanding, ending	1,317,040	1,616,571

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,674,259
Cost of units redeemed/account charges	(41,769,488)
Net investment income (loss)	(866,356)
Net realized gain (loss)	3,840,708
Realized gain distributions	7,780,119
Net change in unrealized appreciation (depreciation)	883,706
Net assets	$6,542,948

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.79	931	$4,464	1.25%	39.0%	12/31/2020	$4.97	0	$0	1.00%	39.3%	12/31/2020	$5.15	0	$0	0.75%	39.7%
12/31/2019	3.45	1,170	4,036	1.25%	30.8%	12/31/2019	3.56	0	0	1.00%	31.2%	12/31/2019	3.68	0	0	0.75%	31.5%
12/31/2018	2.64	2,148	5,663	1.25%	-2.6%	12/31/2018	2.72	0	0	1.00%	-2.3%	12/31/2018	2.80	0	0	0.75%	-2.1%
12/31/2017	2.71	2,763	7,476	1.25%	28.9%	12/31/2017	2.78	0	0	1.00%	29.2%	12/31/2017	2.86	0	0	0.75%	29.5%
12/31/2016	2.10	4,334	9,100	1.25%	-1.3%	12/31/2016	2.15	0	0	1.00%	-1.0%	12/31/2016	2.21	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.33	331	$1,768	0.50%	40.0%	12/31/2020	$5.52	0	$0	0.25%	40.4%	12/31/2020	$5.72	54	$311	0.00%	40.7%
12/31/2019	3.81	352	1,341	0.50%	31.8%	12/31/2019	3.94	0	0	0.25%	32.1%	12/31/2019	4.07	94	384	0.00%	32.5%
12/31/2018	2.89	376	1,086	0.50%	-1.8%	12/31/2018	2.98	0	0	0.25%	-1.6%	12/31/2018	3.07	94	287	0.00%	-1.3%
12/31/2017	2.94	391	1,151	0.50%	29.8%	12/31/2017	3.03	0	0	0.25%	30.1%	12/31/2017	3.11	89	276	0.00%	30.5%
12/31/2016	2.27	404	916	0.50%	-0.5%	12/31/2016	2.32	0	0	0.25%	-0.3%	12/31/2016	2.38	661	1,576	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Large Cap Growth Portfolio I-2 Class - 06-500
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,712,390	$29,538,348	553,366
Receivables: investments sold	-
Payables: investments purchased	(22,397)
Net assets	$51,689,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,689,993	4,700,142	$11.00
Band 100	-	-	11.48
Band 75	-	-	11.99
Band 50	-	-	12.52
Band 25	-	-	13.07
Band 0	-	-	15.17
Total	$51,689,993	4,700,142

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$73,397
Mortality & expense charges	(500,746)
Net investment income (loss)	(427,349)

Gain (loss) on investments:
Net realized gain (loss)	1,649,643
Realized gain distributions	6,562,278
Net change in unrealized appreciation (depreciation)	13,025,563
Net gain (loss)	21,237,484

Increase (decrease) in net assets from operations	$20,810,135

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(427,349)	$(411,453)
Net realized gain (loss)	1,649,643	904,959
Realized gain distributions	6,562,278	628,246
Net change in unrealized appreciation (depreciation)	13,025,563	6,286,970

Increase (decrease) in net assets from operations	20,810,135	7,408,722

Contract owner transactions:
Proceeds from units sold	1,337,304	718,827
Cost of units redeemed	(4,453,075)	(3,700,838)
Account charges	(7,566)	(6,787)
Increase (decrease)	(3,123,337)	(2,988,798)
Net increase (decrease)	17,686,798	4,419,924
Net assets, beginning	34,003,195	29,583,271
Net assets, ending	$51,689,993	$34,003,195

Units sold	189,173	131,820
Units redeemed	(589,325)	(615,823)
Net increase (decrease)	(400,152)	(484,003)
Units outstanding, beginning	5,100,294	5,584,297
Units outstanding, ending	4,700,142	5,100,294

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$335,216,787
Cost of units redeemed/account charges	(346,409,489)
Net investment income (loss)	9,172,538
Net realized gain (loss)	(3,988,497)
Realized gain distributions	35,524,612
Net change in unrealized appreciation (depreciation)	22,174,042
Net assets	$51,689,993

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.00	4,700	$51,690	1.25%	65.0%	12/31/2020	$11.48	0	$0	1.00%	65.4%	12/31/2020	$11.99	0	$0	0.75%	65.8%
12/31/2019	6.67	5,100	34,003	1.25%	25.8%	12/31/2019	6.94	0	0	1.00%	26.2%	12/31/2019	7.23	0	0	0.75%	26.5%
12/31/2018	5.30	5,584	29,583	1.25%	0.9%	12/31/2018	5.50	0	0	1.00%	1.2%	12/31/2018	5.72	0	0	0.75%	1.4%
12/31/2017	5.25	6,152	32,292	1.25%	26.9%	12/31/2017	5.44	0	0	1.00%	27.2%	12/31/2017	5.64	0	0	0.75%	27.5%
12/31/2016	4.14	6,861	28,385	1.25%	-2.1%	12/31/2016	4.28	0	0	1.00%	-1.8%	12/31/2016	4.42	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.52	0	$0	0.50%	66.2%	12/31/2020	$13.07	0	$0	0.25%	66.6%	12/31/2020	$15.17	0	$0	0.00%	67.0%
12/31/2019	7.53	0	0	0.50%	26.8%	12/31/2019	7.84	0	0	0.25%	27.1%	12/31/2019	9.08	0	0	0.00%	27.4%
12/31/2018	5.94	0	0	0.50%	1.7%	12/31/2018	6.17	0	0	0.25%	2.0%	12/31/2018	7.13	0	0	0.00%	2.2%
12/31/2017	5.84	0	0	0.50%	27.8%	12/31/2017	6.05	0	0	0.25%	28.1%	12/31/2017	6.97	0	0	0.00%	28.5%
12/31/2016	4.57	0	0	0.50%	-1.3%	12/31/2016	4.72	0	0	0.25%	-1.1%	12/31/2016	5.43	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Growth Institutional Fund I Class - 06-197
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,897	$385,732	19,405
Receivables: investments sold	82
Payables: investments purchased	-
Net assets	$574,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$574,979	140,652	$4.09
Band 100	-	-	4.24
Band 75	-	-	4.39
Band 50	-	-	4.55
Band 25	-	-	4.71
Band 0	-	-	4.88
Total	$574,979	140,652

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,564)
Net investment income (loss)	(7,564)

Gain (loss) on investments:
Net realized gain (loss)	103,371
Realized gain distributions	28,456
Net change in unrealized appreciation (depreciation)	179,696
Net gain (loss)	311,523

Increase (decrease) in net assets from operations	$303,959

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,564)	$(7,012)
Net realized gain (loss)	103,371	14,690
Realized gain distributions	28,456	116,444
Net change in unrealized appreciation (depreciation)	179,696	13,674

Increase (decrease) in net assets from operations	303,959	137,796

Contract owner transactions:
Proceeds from units sold	111,002	158,030
Cost of units redeemed	(544,591)	(99,262)
Account charges	(144)	(267)
Increase (decrease)	(433,733)	58,501
Net increase (decrease)	(129,774)	196,297
Net assets, beginning	704,753	508,456
Net assets, ending	$574,979	$704,753

Units sold	39,749	65,995
Units redeemed	(179,810)	(44,853)
Net increase (decrease)	(140,061)	21,142
Units outstanding, beginning	280,713	259,571
Units outstanding, ending	140,652	280,713

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,353,139
Cost of units redeemed/account charges	(13,646,655)
Net investment income (loss)	(390,260)
Net realized gain (loss)	1,309,922
Realized gain distributions	2,759,668
Net change in unrealized appreciation (depreciation)	189,165
Net assets	$574,979

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.09	141	$575	1.25%	62.8%	12/31/2020	$4.24	0	$0	1.00%	63.2%	12/31/2020	$4.39	0	$0	0.75%	63.6%
12/31/2019	2.51	281	705	1.25%	28.2%	12/31/2019	2.59	0	0	1.00%	28.5%	12/31/2019	2.68	0	0	0.75%	28.8%
12/31/2018	1.96	260	508	1.25%	-1.2%	12/31/2018	2.02	0	0	1.00%	-1.0%	12/31/2018	2.08	0	0	0.75%	-0.7%
12/31/2017	1.98	209	415	1.25%	26.8%	12/31/2017	2.04	0	0	1.00%	27.2%	12/31/2017	2.10	0	0	0.75%	27.5%
12/31/2016	1.56	170	266	1.25%	5.8%	12/31/2016	1.60	0	0	1.00%	6.1%	12/31/2016	1.65	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.55	0	$0	0.50%	64.1%	12/31/2020	$4.71	0	$0	0.25%	64.5%	12/31/2020	$4.88	0	$0	0.00%	64.9%
12/31/2019	2.77	0	0	0.50%	29.1%	12/31/2019	2.86	0	0	0.25%	29.5%	12/31/2019	2.96	0	0	0.00%	29.8%
12/31/2018	2.15	0	0	0.50%	-0.5%	12/31/2018	2.21	0	0	0.25%	-0.2%	12/31/2018	2.28	0	0	0.00%	0.0%
12/31/2017	2.16	0	0	0.50%	27.8%	12/31/2017	2.22	0	0	0.25%	28.1%	12/31/2017	2.28	0	0	0.00%	28.4%
12/31/2016	1.69	0	0	0.50%	6.6%	12/31/2016	1.73	0	0	0.25%	6.9%	12/31/2016	1.78	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Growth Institutional Fund R Class - 06-198
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,290	$86,717	4,849
Receivables: investments sold	-
Payables: investments purchased	(77)
Net assets	$109,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,213	28,636	$3.81
Band 100	-	-	3.95
Band 75	-	-	4.09
Band 50	-	-	4.24
Band 25	-	-	4.40
Band 0	-	-	4.55
Total	$109,213	28,636

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(767)
Net investment income (loss)	(767)

Gain (loss) on investments:
Net realized gain (loss)	83
Realized gain distributions	7,025
Net change in unrealized appreciation (depreciation)	25,434
Net gain (loss)	32,542

Increase (decrease) in net assets from operations	$31,775

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(767)	$(530)
Net realized gain (loss)	83	426
Realized gain distributions	7,025	9,014
Net change in unrealized appreciation (depreciation)	25,434	266

Increase (decrease) in net assets from operations	31,775	9,176

Contract owner transactions:
Proceeds from units sold	33,563	6,196
Cost of units redeemed	(449)	(3,954)
Account charges	(5)	(3)
Increase (decrease)	33,109	2,239
Net increase (decrease)	64,884	11,415
Net assets, beginning	44,329	32,914
Net assets, ending	$109,213	$44,329

Units sold	9,964	2,748
Units redeemed	(160)	(1,751)
Net increase (decrease)	9,804	997
Units outstanding, beginning	18,832	17,835
Units outstanding, ending	28,636	18,832

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,382,482
Cost of units redeemed/account charges	(1,577,865)
Net investment income (loss)	(41,684)
Net realized gain (loss)	102,526
Realized gain distributions	221,181
Net change in unrealized appreciation (depreciation)	22,573
Net assets	$109,213

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.81	29	$109	1.25%	62.0%	12/31/2020	$3.95	0	$0	1.00%	62.4%	12/31/2020	$4.09	0	$0	0.75%	62.8%
12/31/2019	2.35	19	44	1.25%	27.5%	12/31/2019	2.43	0	0	1.00%	27.9%	12/31/2019	2.51	0	0	0.75%	28.2%
12/31/2018	1.85	18	33	1.25%	-1.7%	12/31/2018	1.90	0	0	1.00%	-1.4%	12/31/2018	1.96	0	0	0.75%	-1.2%
12/31/2017	1.88	15	28	1.25%	26.1%	12/31/2017	1.93	0	0	1.00%	26.5%	12/31/2017	1.99	0	0	0.75%	26.8%
12/31/2016	1.49	17	26	1.25%	5.3%	12/31/2016	1.53	0	0	1.00%	5.6%	12/31/2016	1.57	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.24	0	$0	0.50%	63.2%	12/31/2020	$4.40	0	$0	0.25%	63.6%	12/31/2020	$4.55	0	$0	0.00%	64.1%
12/31/2019	2.60	0	0	0.50%	28.5%	12/31/2019	2.69	0	0	0.25%	28.8%	12/31/2019	2.78	0	0	0.00%	29.2%
12/31/2018	2.02	0	0	0.50%	-0.9%	12/31/2018	2.08	0	0	0.25%	-0.7%	12/31/2018	2.15	0	0	0.00%	-0.4%
12/31/2017	2.04	0	0	0.50%	27.1%	12/31/2017	2.10	0	0	0.25%	27.4%	12/31/2017	2.16	0	0	0.00%	27.7%
12/31/2016	1.61	0	0	0.50%	6.1%	12/31/2016	1.65	0	0	0.25%	6.4%	12/31/2016	1.69	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Fund Z Class - 06-CPH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,646,779	$2,139,424	77,041
Receivables: investments sold	14,989
Payables: investments purchased	-
Net assets	$2,661,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,661,768	1,137,050	$2.34
Band 100	-	-	2.36
Band 75	-	-	2.39
Band 50	-	-	2.41
Band 25	-	-	2.44
Band 0	-	-	2.46
Total	$2,661,768	1,137,050

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(29,243)
Net investment income (loss)	(29,243)

Gain (loss) on investments:
Net realized gain (loss)	149,314
Realized gain distributions	342,571
Net change in unrealized appreciation (depreciation)	339,938
Net gain (loss)	831,823

Increase (decrease) in net assets from operations	$802,580

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,243)	$(42,378)
Net realized gain (loss)	149,314	122,326
Realized gain distributions	342,571	238,382
Net change in unrealized appreciation (depreciation)	339,938	622,857

Increase (decrease) in net assets from operations	802,580	941,187

Contract owner transactions:
Proceeds from units sold	394,448	271,745
Cost of units redeemed	(657,743)	(2,260,933)
Account charges	(412)	(771)
Increase (decrease)	(263,707)	(1,989,959)
Net increase (decrease)	538,873	(1,048,772)
Net assets, beginning	2,122,895	3,171,667
Net assets, ending	$2,661,768	$2,122,895

Units sold	198,014	182,484
Units redeemed	(333,471)	(1,418,769)
Net increase (decrease)	(135,457)	(1,236,285)
Units outstanding, beginning	1,272,507	2,508,792
Units outstanding, ending	1,137,050	1,272,507

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,076,016
Cost of units redeemed/account charges	(6,293,232)
Net investment income (loss)	(132,575)
Net realized gain (loss)	479,024
Realized gain distributions	1,025,180
Net change in unrealized appreciation (depreciation)	507,355
Net assets	$2,661,768

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.34	1,137	$2,662	1.25%	40.3%	12/31/2020	$2.36	0	$0	1.00%	40.7%	12/31/2020	$2.39	0	$0	0.75%	41.0%
12/31/2019	1.67	1,273	2,123	1.25%	32.0%	12/31/2019	1.68	0	0	1.00%	32.3%	12/31/2019	1.69	0	0	0.75%	32.6%
12/31/2018	1.26	2,509	3,172	1.25%	-1.9%	12/31/2018	1.27	0	0	1.00%	-1.7%	12/31/2018	1.28	0	0	0.75%	-1.4%
12/31/2017	1.29	2,265	2,920	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.30	0	0	0.75%	30.7%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	0.50%	41.4%	12/31/2020	$2.44	0	$0	0.25%	41.7%	12/31/2020	$2.46	0	$0	0.00%	42.1%
12/31/2019	1.71	0	0	0.50%	33.0%	12/31/2019	1.72	0	0	0.25%	33.3%	12/31/2019	1.73	0	0	0.00%	33.6%
12/31/2018	1.28	0	0	0.50%	-1.2%	12/31/2018	1.29	0	0	0.25%	-0.9%	12/31/2018	1.30	0	0	0.00%	-0.7%
12/31/2017	1.30	0	0	0.50%	31.0%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.31	0	0	0.00%	31.7%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,093,751	$958,381	25,627
Receivables: investments sold	-
Payables: investments purchased	(992)
Net assets	$1,092,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,092,759	686,068	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	-	-	1.64
Total	$1,092,759	686,068

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(12,088)
Net investment income (loss)	(12,088)

Gain (loss) on investments:
Net realized gain (loss)	42,904
Realized gain distributions	152,852
Net change in unrealized appreciation (depreciation)	149,832
Net gain (loss)	345,588

Increase (decrease) in net assets from operations	$333,500

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,088)	$(5,761)
Net realized gain (loss)	42,904	3,091
Realized gain distributions	152,852	93,417
Net change in unrealized appreciation (depreciation)	149,832	(14,462)

Increase (decrease) in net assets from operations	333,500	76,285

Contract owner transactions:
Proceeds from units sold	230,128	1,358,873
Cost of units redeemed	(371,721)	(532,198)
Account charges	(1,477)	(631)
Increase (decrease)	(143,070)	826,044
Net increase (decrease)	190,430	902,329
Net assets, beginning	902,329	-
Net assets, ending	$1,092,759	$902,329

Units sold	182,994	1,286,451
Units redeemed	(290,556)	(492,821)
Net increase (decrease)	(107,562)	793,630
Units outstanding, beginning	793,630	-
Units outstanding, ending	686,068	793,630

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,589,001
Cost of units redeemed/account charges	(906,027)
Net investment income (loss)	(17,849)
Net realized gain (loss)	45,995
Realized gain distributions	246,269
Net change in unrealized appreciation (depreciation)	135,370
Net assets	$1,092,759

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	686	$1,093	1.25%	40.1%	12/31/2020	$1.60	0	$0	1.00%	40.4%	12/31/2020	$1.61	0	$0	0.75%	40.8%
12/31/2019	1.14	794	902	1.25%	32.0%	12/31/2019	1.14	0	0	1.00%	32.3%	12/31/2019	1.15	0	0	0.75%	32.7%
12/31/2018	0.86	0	0	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	41.1%	12/31/2020	$1.63	0	$0	0.25%	41.5%	12/31/2020	$1.64	0	$0	0.00%	41.9%
12/31/2019	1.15	0	0	0.50%	33.0%	12/31/2019	1.15	0	0	0.25%	33.3%	12/31/2019	1.16	0	0	0.00%	33.7%
12/31/2018	0.86	0	0	0.50%	-13.6%	12/31/2018	0.87	0	0	0.25%	-13.5%	12/31/2018	0.87	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Focus Fund Y Class - 06-3GY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$914,785	$720,315	27,757
Receivables: investments sold	668
Payables: investments purchased	-
Net assets	$915,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$915,453	561,831	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.66
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$915,453	561,831

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,868)
Net investment income (loss)	(4,868)

Gain (loss) on investments:
Net realized gain (loss)	8,884
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	194,839
Net gain (loss)	203,723

Increase (decrease) in net assets from operations	$198,855

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,868)	$(12)
Net realized gain (loss)	8,884	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	194,839	(369)

Increase (decrease) in net assets from operations	198,855	(381)

Contract owner transactions:
Proceeds from units sold	714,187	89,996
Cost of units redeemed	(87,202)	-
Account charges	(2)	-
Increase (decrease)	626,983	89,996
Net increase (decrease)	825,838	89,615
Net assets, beginning	89,615	-
Net assets, ending	$915,453	$89,615

Units sold	553,296	83,512
Units redeemed	(74,977)	-
Net increase (decrease)	478,319	83,512
Units outstanding, beginning	83,512	-
Units outstanding, ending	561,831	83,512

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$804,183
Cost of units redeemed/account charges	(87,204)
Net investment income (loss)	(4,880)
Net realized gain (loss)	8,884
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	194,470
Net assets	$915,453

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	562	$915	1.25%	51.8%	12/31/2020	$1.64	0	$0	1.00%	52.2%	12/31/2020	$1.65	0	$0	0.75%	52.6%
12/31/2019	1.07	84	90	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.08	0	0	0.75%	23.7%
12/31/2018	0.87	0	0	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	53.0%	12/31/2020	$1.67	0	$0	0.25%	53.4%	12/31/2020	$1.68	0	$0	0.00%	53.8%
12/31/2019	1.08	0	0	0.50%	24.0%	12/31/2019	1.09	0	0	0.25%	24.3%	12/31/2019	1.09	0	0	0.00%	24.6%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Focus Fund Z Class - 06-3MP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,201	$174,298	7,750
Receivables: investments sold	-
Payables: investments purchased	(653)
Net assets	$255,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,548	155,910	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.68
Total	$255,548	155,910

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,419)
Net investment income (loss)	(2,419)

Gain (loss) on investments:
Net realized gain (loss)	1,656
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	86,900
Net gain (loss)	88,556

Increase (decrease) in net assets from operations	$86,137

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,419)	$824
Net realized gain (loss)	1,656	(6,668)
Realized gain distributions	-	2,059
Net change in unrealized appreciation (depreciation)	86,900	(4,997)

Increase (decrease) in net assets from operations	86,137	(8,782)

Contract owner transactions:
Proceeds from units sold	21,359	227,261
Cost of units redeemed	(11,170)	(59,215)
Account charges	(35)	(7)
Increase (decrease)	10,154	168,039
Net increase (decrease)	96,291	159,257
Net assets, beginning	159,257	-
Net assets, ending	$255,548	$159,257

Units sold	16,238	259,451
Units redeemed	(7,889)	(111,890)
Net increase (decrease)	8,349	147,561
Units outstanding, beginning	147,561	-
Units outstanding, ending	155,910	147,561

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$248,620
Cost of units redeemed/account charges	(70,427)
Net investment income (loss)	(1,595)
Net realized gain (loss)	(5,012)
Realized gain distributions	2,059
Net change in unrealized appreciation (depreciation)	81,903
Net assets	$255,548

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	156	$256	1.25%	51.9%	12/31/2020	$1.65	0	$0	1.00%	52.2%	12/31/2020	$1.66	0	$0	0.75%	52.6%
12/31/2019	1.08	148	159	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.09	0	0	0.75%	23.6%
12/31/2018	0.88	0	0	1.25%	-12.2%	12/31/2018	0.88	0	0	1.00%	-12.2%	12/31/2018	0.88	0	0	0.75%	-12.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	53.0%	12/31/2020	$1.68	0	$0	0.25%	53.4%	12/31/2020	$1.68	0	$0	0.00%	53.8%
12/31/2019	1.09	0	0	0.50%	23.9%	12/31/2019	1.09	0	0	0.25%	24.2%	12/31/2019	1.10	0	0	0.00%	24.5%
12/31/2018	0.88	0	0	0.50%	-12.1%	12/31/2018	0.88	0	0	0.25%	-12.1%	12/31/2018	0.88	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,990	$23,582	1,740
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$20,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,012	12,001	$1.67
Band 100	-	-	1.73
Band 75	-	-	1.79
Band 50	-	-	1.85
Band 25	-	-	1.92
Band 0	-	-	1.99
Total	$20,012	12,001

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$478
Mortality & expense charges	(318)
Net investment income (loss)	160

Gain (loss) on investments:
Net realized gain (loss)	(4,754)
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	2,348
Net gain (loss)	(2,405)

Increase (decrease) in net assets from operations	$(2,245)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$160	$165
Net realized gain (loss)	(4,754)	(285)
Realized gain distributions	1	3,602
Net change in unrealized appreciation (depreciation)	2,348	3,017

Increase (decrease) in net assets from operations	(2,245)	6,499

Contract owner transactions:
Proceeds from units sold	1,097	1,486
Cost of units redeemed	(13,090)	(1,272)
Account charges	(10)	(10)
Increase (decrease)	(12,003)	204
Net increase (decrease)	(14,248)	6,703
Net assets, beginning	34,260	27,557
Net assets, ending	$20,012	$34,260

Units sold	733	934
Units redeemed	(8,528)	(758)
Net increase (decrease)	(7,795)	176
Units outstanding, beginning	19,796	19,620
Units outstanding, ending	12,001	19,796

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,532,665
Cost of units redeemed/account charges	(5,956,939)
Net investment income (loss)	179,891
Net realized gain (loss)	77,458
Realized gain distributions	190,529
Net change in unrealized appreciation (depreciation)	(3,592)
Net assets	$20,012

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	12	$20	1.25%	-3.6%	12/31/2020	$1.73	0	$0	1.00%	-3.4%	12/31/2020	$1.79	0	$0	0.75%	-3.2%
12/31/2019	1.73	20	34	1.25%	23.2%	12/31/2019	1.79	0	0	1.00%	23.5%	12/31/2019	1.85	0	0	0.75%	23.8%
12/31/2018	1.40	20	28	1.25%	-11.1%	12/31/2018	1.45	0	0	1.00%	-10.9%	12/31/2018	1.49	0	0	0.75%	-10.7%
12/31/2017	1.58	231	365	1.25%	14.4%	12/31/2017	1.62	0	0	1.00%	14.7%	12/31/2017	1.67	0	0	0.75%	14.9%
12/31/2016	1.38	320	442	1.25%	14.6%	12/31/2016	1.42	0	0	1.00%	14.9%	12/31/2016	1.45	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	0	$0	0.50%	-2.9%	12/31/2020	$1.92	0	$0	0.25%	-2.7%	12/31/2020	$1.99	0	$0	0.00%	-2.4%
12/31/2019	1.91	0	0	0.50%	24.1%	12/31/2019	1.97	0	0	0.25%	24.5%	12/31/2019	2.04	0	0	0.00%	24.8%
12/31/2018	1.54	0	0	0.50%	-10.4%	12/31/2018	1.59	0	0	0.25%	-10.2%	12/31/2018	1.64	0	0	0.00%	-10.0%
12/31/2017	1.72	0	0	0.50%	15.2%	12/31/2017	1.77	0	0	0.25%	15.5%	12/31/2017	1.82	0	0	0.00%	15.8%
12/31/2016	1.49	0	0	0.50%	15.4%	12/31/2016	1.53	0	0	0.25%	15.7%	12/31/2016	1.57	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.8%
2018	2.6%
2017	1.6%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Dividend Value Fund R Class - 06-203
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,183	$203,617	16,237
Receivables: investments sold	-
Payables: investments purchased	(811)
Net assets	$181,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,267	113,630	$1.59
Band 100	1,105	672	1.64
Band 75	-	-	1.70
Band 50	-	-	1.76
Band 25	-	-	1.83
Band 0	-	-	1.89
Total	$181,372	114,302

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,755
Mortality & expense charges	(2,739)
Net investment income (loss)	1,016

Gain (loss) on investments:
Net realized gain (loss)	(56,923)
Realized gain distributions	7
Net change in unrealized appreciation (depreciation)	27,381
Net gain (loss)	(29,535)

Increase (decrease) in net assets from operations	$(28,519)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,016	$1,289
Net realized gain (loss)	(56,923)	(47,491)
Realized gain distributions	7	34,199
Net change in unrealized appreciation (depreciation)	27,381	86,254

Increase (decrease) in net assets from operations	(28,519)	74,251

Contract owner transactions:
Proceeds from units sold	35,750	38,114
Cost of units redeemed	(141,085)	(162,746)
Account charges	(8)	(51)
Increase (decrease)	(105,343)	(124,683)
Net increase (decrease)	(133,862)	(50,432)
Net assets, beginning	315,234	365,666
Net assets, ending	$181,372	$315,234

Units sold	25,382	25,623
Units redeemed	(100,216)	(106,659)
Net increase (decrease)	(74,834)	(81,036)
Units outstanding, beginning	189,136	270,172
Units outstanding, ending	114,302	189,136

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,361,301
Cost of units redeemed/account charges	(13,494,887)
Net investment income (loss)	356,746
Net realized gain (loss)	1,604,614
Realized gain distributions	375,032
Net change in unrealized appreciation (depreciation)	(21,434)
Net assets	$181,372

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	114	$180	1.25%	-4.0%	12/31/2020	$1.64	1	$1	1.00%	-3.7%	12/31/2020	$1.70	0	$0	0.75%	-3.5%
12/31/2019	1.65	139	230	1.25%	22.8%	12/31/2019	1.71	50	86	1.00%	23.1%	12/31/2019	1.76	0	0	0.75%	23.4%
12/31/2018	1.35	216	291	1.25%	-11.5%	12/31/2018	1.39	54	75	1.00%	-11.2%	12/31/2018	1.43	0	0	0.75%	-11.0%
12/31/2017	1.52	240	365	1.25%	14.0%	12/31/2017	1.56	51	79	1.00%	14.3%	12/31/2017	1.61	0	0	0.75%	14.6%
12/31/2016	1.33	615	819	1.25%	14.1%	12/31/2016	1.37	54	74	1.00%	14.4%	12/31/2016	1.40	0	0	0.75%	14.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	-3.2%	12/31/2020	$1.83	0	$0	0.25%	-3.0%	12/31/2020	$1.89	0	$0	0.00%	-2.8%
12/31/2019	1.82	0	0	0.50%	23.7%	12/31/2019	1.88	0	0	0.25%	24.0%	12/31/2019	1.95	0	0	0.00%	24.4%
12/31/2018	1.47	0	0	0.50%	-10.8%	12/31/2018	1.52	0	0	0.25%	-10.6%	12/31/2018	1.57	0	0	0.00%	-10.3%
12/31/2017	1.65	0	0	0.50%	14.9%	12/31/2017	1.70	0	0	0.25%	15.2%	12/31/2017	1.75	0	0	0.00%	15.4%
12/31/2016	1.44	0	0	0.50%	15.0%	12/31/2016	1.48	0	0	0.25%	15.3%	12/31/2016	1.51	86	130	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.6%
2018	1.4%
2017	1.1%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$689,914	$682,105	21,834
Receivables: investments sold	3,322
Payables: investments purchased	-
Net assets	$693,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$655,759	222,686	$2.94
Band 100	-	-	3.07
Band 75	-	-	3.21
Band 50	-	-	3.35
Band 25	-	-	3.50
Band 0	37,477	10,088	3.71
Total	$693,236	232,774

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,987
Mortality & expense charges	(8,189)
Net investment income (loss)	(2,202)

Gain (loss) on investments:
Net realized gain (loss)	(25,141)
Realized gain distributions	1,074
Net change in unrealized appreciation (depreciation)	12,710
Net gain (loss)	(11,357)

Increase (decrease) in net assets from operations	$(13,559)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,202)	$711
Net realized gain (loss)	(25,141)	(731)
Realized gain distributions	1,074	54,589
Net change in unrealized appreciation (depreciation)	12,710	107,329

Increase (decrease) in net assets from operations	(13,559)	161,898

Contract owner transactions:
Proceeds from units sold	89,054	217,097
Cost of units redeemed	(208,640)	(129,754)
Account charges	(381)	(256)
Increase (decrease)	(119,967)	87,087
Net increase (decrease)	(133,526)	248,985
Net assets, beginning	826,762	577,777
Net assets, ending	$693,236	$826,762

Units sold	34,527	76,509
Units redeemed	(80,172)	(46,656)
Net increase (decrease)	(45,645)	29,853
Units outstanding, beginning	278,419	248,566
Units outstanding, ending	232,774	278,419

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,670,231
Cost of units redeemed/account charges	(9,340,737)
Net investment income (loss)	(212,138)
Net realized gain (loss)	(946,788)
Realized gain distributions	2,514,859
Net change in unrealized appreciation (depreciation)	7,809
Net assets	$693,236

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.94	223	$656	1.25%	-0.2%	12/31/2020	$3.07	0	$0	1.00%	0.1%	12/31/2020	$3.21	0	$0	0.75%	0.4%
12/31/2019	2.95	271	798	1.25%	27.4%	12/31/2019	3.07	0	0	1.00%	27.8%	12/31/2019	3.20	0	0	0.75%	28.1%
12/31/2018	2.31	244	564	1.25%	-17.2%	12/31/2018	2.40	0	0	1.00%	-17.0%	12/31/2018	2.50	0	0	0.75%	-16.8%
12/31/2017	2.80	70	195	1.25%	25.2%	12/31/2017	2.90	0	0	1.00%	25.5%	12/31/2017	3.00	0	0	0.75%	25.8%
12/31/2016	2.23	56	124	1.25%	15.5%	12/31/2016	2.31	0	0	1.00%	15.8%	12/31/2016	2.39	0	0	0.75%	16.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.35	0	$0	0.50%	0.6%	12/31/2020	$3.50	0	$0	0.25%	0.9%	12/31/2020	$3.71	10	$37	0.00%	1.1%
12/31/2019	3.33	0	0	0.50%	28.4%	12/31/2019	3.47	0	0	0.25%	28.7%	12/31/2019	3.67	8	29	0.00%	29.0%
12/31/2018	2.59	0	0	0.50%	-16.6%	12/31/2018	2.70	0	0	0.25%	-16.4%	12/31/2018	2.85	5	14	0.00%	-16.2%
12/31/2017	3.11	0	0	0.50%	26.1%	12/31/2017	3.22	0	0	0.25%	26.4%	12/31/2017	3.40	4	13	0.00%	26.7%
12/31/2016	2.47	0	0	0.50%	16.3%	12/31/2016	2.55	0	0	0.25%	16.6%	12/31/2016	2.68	3	7	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.3%
2018	1.8%
2017	1.2%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Mid Value R6 Retirement Class - 06-4NN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	21.8%	12/31/2020	$1.22	0	$0	1.00%	22.0%	12/31/2020	$1.22	0	$0	0.75%	22.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	22.3%	12/31/2020	$1.22	0	$0	0.25%	22.4%	12/31/2020	$1.23	0	$0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492	$486	20
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452	184	$2.46
Band 100	40	16	2.51
Band 75	-	-	2.56
Band 50	-	-	2.62
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$492	200

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1
Mortality & expense charges	(5)
Net investment income (loss)	(4)

Gain (loss) on investments:
Net realized gain (loss)	(21)
Realized gain distributions	109
Net change in unrealized appreciation (depreciation)	(33)
Net gain (loss)	55

Increase (decrease) in net assets from operations	$51

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4)	$(150)
Net realized gain (loss)	(21)	(123)
Realized gain distributions	109	26
Net change in unrealized appreciation (depreciation)	(33)	291

Increase (decrease) in net assets from operations	51	44

Contract owner transactions:
Proceeds from units sold	217	435
Cost of units redeemed	(613)	(575)
Account charges	-	(1)
Increase (decrease)	(396)	(141)
Net increase (decrease)	(345)	(97)
Net assets, beginning	837	934
Net assets, ending	$492	$837

Units sold	118	283
Units redeemed	(316)	(433)
Net increase (decrease)	(198)	(150)
Units outstanding, beginning	398	548
Units outstanding, ending	200	398

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$76,921
Cost of units redeemed/account charges	(91,984)
Net investment income (loss)	(1,025)
Net realized gain (loss)	9,908
Realized gain distributions	6,666
Net change in unrealized appreciation (depreciation)	6
Net assets	$492

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	0	$0	1.25%	18.0%	12/31/2020	$2.51	0	$0	1.00%	18.3%	12/31/2020	$2.56	0	$0	0.75%	18.6%
12/31/2019	2.09	0	0	1.25%	23.6%	12/31/2019	2.12	0	0	1.00%	23.9%	12/31/2019	2.16	0	0	0.75%	24.3%
12/31/2018	1.69	0	0	1.25%	-11.5%	12/31/2018	1.71	0	1	1.00%	-11.3%	12/31/2018	1.74	0	0	0.75%	-11.1%
12/31/2017	1.91	2	4	1.25%	23.9%	12/31/2017	1.93	0	1	1.00%	24.2%	12/31/2017	1.96	0	0	0.75%	24.5%
12/31/2016	1.54	7	11	1.25%	5.7%	12/31/2016	1.55	1	1	1.00%	6.0%	12/31/2016	1.57	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	0	$0	0.50%	18.9%	12/31/2020	$2.67	0	$0	0.25%	19.2%	12/31/2020	$2.72	0	$0	0.00%	19.5%
12/31/2019	2.20	0	0	0.50%	24.6%	12/31/2019	2.24	0	0	0.25%	24.9%	12/31/2019	2.28	0	0	0.00%	25.2%
12/31/2018	1.77	0	0	0.50%	-10.9%	12/31/2018	1.79	0	0	0.25%	-10.6%	12/31/2018	1.82	0	0	0.00%	-10.4%
12/31/2017	1.98	0	0	0.50%	24.8%	12/31/2017	2.01	0	0	0.25%	25.1%	12/31/2017	2.03	0	0	0.00%	25.5%
12/31/2016	1.59	0	0	0.50%	6.5%	12/31/2016	1.60	0	0	0.25%	6.8%	12/31/2016	1.62	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.3%
2018	0.0%
2017	0.0%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Managers Cadence Mid Cap Fund Service Class - 06-199
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,627	$11,287	424
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,630	4,128	$2.57
Band 100	-	-	2.67
Band 75	-	-	2.76
Band 50	-	-	2.86
Band 25	-	-	2.97
Band 0	-	-	3.07
Total	$10,630	4,128

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$45
Mortality & expense charges	(130)
Net investment income (loss)	(85)

Gain (loss) on investments:
Net realized gain (loss)	(52)
Realized gain distributions	2,274
Net change in unrealized appreciation (depreciation)	(503)
Net gain (loss)	1,719

Increase (decrease) in net assets from operations	$1,634

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(85)	$(104)
Net realized gain (loss)	(52)	(514)
Realized gain distributions	2,274	384
Net change in unrealized appreciation (depreciation)	(503)	3,120

Increase (decrease) in net assets from operations	1,634	2,886

Contract owner transactions:
Proceeds from units sold	140	1,012
Cost of units redeemed	(3,591)	(4,153)
Account charges	-	-
Increase (decrease)	(3,451)	(3,141)
Net increase (decrease)	(1,817)	(255)
Net assets, beginning	12,447	12,702
Net assets, ending	$10,630	$12,447

Units sold	70	499
Units redeemed	(1,656)	(2,011)
Net increase (decrease)	(1,586)	(1,512)
Units outstanding, beginning	5,714	7,226
Units outstanding, ending	4,128	5,714

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,805
Cost of units redeemed/account charges	(17,285)
Net investment income (loss)	(457)
Net realized gain (loss)	142
Realized gain distributions	6,085
Net change in unrealized appreciation (depreciation)	(660)
Net assets	$10,630

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.57	4	$11	1.25%	18.2%	12/31/2020	$2.67	0	$0	1.00%	18.5%	12/31/2020	$2.76	0	$0	0.75%	18.8%
12/31/2019	2.18	6	12	1.25%	23.9%	12/31/2019	2.25	0	0	1.00%	24.2%	12/31/2019	2.33	0	0	0.75%	24.5%
12/31/2018	1.76	7	13	1.25%	-11.4%	12/31/2018	1.81	0	0	1.00%	-11.1%	12/31/2018	1.87	0	0	0.75%	-10.9%
12/31/2017	1.98	6	12	1.25%	24.2%	12/31/2017	2.04	0	0	1.00%	24.5%	12/31/2017	2.10	0	0	0.75%	24.8%
12/31/2016	1.60	0	0	1.25%	5.9%	12/31/2016	1.64	0	0	1.00%	6.2%	12/31/2016	1.68	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.86	0	$0	0.50%	19.1%	12/31/2020	$2.97	0	$0	0.25%	19.4%	12/31/2020	$3.07	0	$0	0.00%	19.7%
12/31/2019	2.40	0	0	0.50%	24.9%	12/31/2019	2.49	0	0	0.25%	25.2%	12/31/2019	2.57	0	0	0.00%	25.5%
12/31/2018	1.93	0	0	0.50%	-10.7%	12/31/2018	1.99	0	0	0.25%	-10.5%	12/31/2018	2.05	0	0	0.00%	-10.2%
12/31/2017	2.16	0	0	0.50%	25.1%	12/31/2017	2.22	0	0	0.25%	25.4%	12/31/2017	2.28	0	0	0.00%	25.7%
12/31/2016	1.72	0	0	0.50%	6.7%	12/31/2016	1.77	0	0	0.25%	6.9%	12/31/2016	1.81	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.4%
2017	0.0%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$266,109	$256,340	10,338
Receivables: investments sold	732
Payables: investments purchased	-
Net assets	$266,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,650	50,262	$2.90
Band 100	121,191	40,055	3.03
Band 75	-	-	3.16
Band 50	-	-	3.30
Band 25	-	-	3.44
Band 0	-	-	3.60
Total	$266,841	90,317

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,067
Mortality & expense charges	(3,422)
Net investment income (loss)	(1,355)

Gain (loss) on investments:
Net realized gain (loss)	(16,105)
Realized gain distributions	493
Net change in unrealized appreciation (depreciation)	(7,023)
Net gain (loss)	(22,635)

Increase (decrease) in net assets from operations	$(23,990)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,355)	$514
Net realized gain (loss)	(16,105)	6,148
Realized gain distributions	493	40,036
Net change in unrealized appreciation (depreciation)	(7,023)	43,798

Increase (decrease) in net assets from operations	(23,990)	90,496

Contract owner transactions:
Proceeds from units sold	52,552	158,847
Cost of units redeemed	(253,268)	(82,559)
Account charges	(56)	(64)
Increase (decrease)	(200,772)	76,224
Net increase (decrease)	(224,762)	166,720
Net assets, beginning	491,603	324,883
Net assets, ending	$266,841	$491,603

Units sold	19,990	57,890
Units redeemed	(96,727)	(30,765)
Net increase (decrease)	(76,737)	27,125
Units outstanding, beginning	167,054	139,929
Units outstanding, ending	90,317	167,054

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,411,534
Cost of units redeemed/account charges	(1,393,455)
Net investment income (loss)	3,063
Net realized gain (loss)	121,368
Realized gain distributions	114,562
Net change in unrealized appreciation (depreciation)	9,769
Net assets	$266,841

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.90	50	$146	1.25%	-0.5%	12/31/2020	$3.03	40	$121	1.00%	-0.3%	12/31/2020	$3.16	0	$0	0.75%	0.0%
12/31/2019	2.91	126	366	1.25%	27.0%	12/31/2019	3.03	42	126	1.00%	27.4%	12/31/2019	3.16	0	0	0.75%	27.7%
12/31/2018	2.29	94	217	1.25%	-17.5%	12/31/2018	2.38	45	108	1.00%	-17.3%	12/31/2018	2.47	0	0	0.75%	-17.1%
12/31/2017	2.78	128	356	1.25%	24.7%	12/31/2017	2.88	77	222	1.00%	25.0%	12/31/2017	2.99	0	0	0.75%	25.4%
12/31/2016	2.23	77	172	1.25%	15.1%	12/31/2016	2.30	83	191	1.00%	15.4%	12/31/2016	2.38	0	0	0.75%	15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	0	$0	0.50%	0.2%	12/31/2020	$3.44	0	$0	0.25%	0.5%	12/31/2020	$3.60	0	$0	0.00%	0.7%
12/31/2019	3.29	0	0	0.50%	28.0%	12/31/2019	3.43	0	0	0.25%	28.3%	12/31/2019	3.57	0	0	0.00%	28.6%
12/31/2018	2.57	0	0	0.50%	-16.9%	12/31/2018	2.67	0	0	0.25%	-16.7%	12/31/2018	2.78	0	0	0.00%	-16.5%
12/31/2017	3.09	0	0	0.50%	25.7%	12/31/2017	3.21	0	0	0.25%	26.0%	12/31/2017	3.32	0	0	0.00%	26.3%
12/31/2016	2.46	0	0	0.50%	15.9%	12/31/2016	2.54	0	0	0.25%	16.2%	12/31/2016	2.63	0	0	0.00%	16.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.3%
2018	0.9%
2017	1.1%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund Admin Class - 06-706
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,954	$41,876	3,618
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$44,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,978	33,026	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$44,978	33,026

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,485
Mortality & expense charges	(519)
Net investment income (loss)	966

Gain (loss) on investments:
Net realized gain (loss)	(20)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,031
Net gain (loss)	2,011

Increase (decrease) in net assets from operations	$2,977

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$966	$972
Net realized gain (loss)	(20)	(372)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,031	4,998

Increase (decrease) in net assets from operations	2,977	5,598

Contract owner transactions:
Proceeds from units sold	4,357	7,960
Cost of units redeemed	(5,573)	(33,886)
Account charges	-	(2)
Increase (decrease)	(1,216)	(25,928)
Net increase (decrease)	1,761	(20,330)
Net assets, beginning	43,217	63,547
Net assets, ending	$44,978	$43,217

Units sold	3,598	6,542
Units redeemed	(4,490)	(27,749)
Net increase (decrease)	(892)	(21,207)
Units outstanding, beginning	33,918	55,125
Units outstanding, ending	33,026	33,918

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,749,581
Cost of units redeemed/account charges	(2,716,793)
Net investment income (loss)	84,771
Net realized gain (loss)	(75,659)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,078
Net assets	$44,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	33	$45	1.25%	6.9%	12/31/2020	$1.39	0	$0	1.00%	7.2%	12/31/2020	$1.43	0	$0	0.75%	7.4%
12/31/2019	1.27	34	43	1.25%	10.5%	12/31/2019	1.30	0	0	1.00%	10.8%	12/31/2019	1.33	0	0	0.75%	11.1%
12/31/2018	1.15	55	64	1.25%	-6.5%	12/31/2018	1.17	0	0	1.00%	-6.2%	12/31/2018	1.20	0	0	0.75%	-6.0%
12/31/2017	1.23	82	101	1.25%	12.3%	12/31/2017	1.25	0	0	1.00%	12.6%	12/31/2017	1.27	0	0	0.75%	12.8%
12/31/2016	1.10	65	72	1.25%	11.7%	12/31/2016	1.11	0	0	1.00%	12.0%	12/31/2016	1.13	0	0	0.75%	12.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	7.7%	12/31/2020	$1.50	0	$0	0.25%	8.0%	12/31/2020	$1.53	0	$0	0.00%	8.2%
12/31/2019	1.36	0	0	0.50%	11.4%	12/31/2019	1.39	0	0	0.25%	11.6%	12/31/2019	1.42	0	0	0.00%	11.9%
12/31/2018	1.22	0	0	0.50%	-5.8%	12/31/2018	1.24	0	0	0.25%	-5.5%	12/31/2018	1.27	0	0	0.00%	-5.3%
12/31/2017	1.29	0	0	0.50%	13.1%	12/31/2017	1.32	0	0	0.25%	13.4%	12/31/2017	1.34	0	0	0.00%	13.7%
12/31/2016	1.14	0	0	0.50%	12.6%	12/31/2016	1.16	0	0	0.25%	12.8%	12/31/2016	1.18	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.4%
2019	3.2%
2018	4.7%
2017	4.6%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund R Class - 06-017
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,291	$2,015	185
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,291	1,852	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$2,291	1,852

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$67
Mortality & expense charges	(25)
Net investment income (loss)	42

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	95
Net gain (loss)	96

Increase (decrease) in net assets from operations	$138

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42	$31
Net realized gain (loss)	1	2
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	95	161

Increase (decrease) in net assets from operations	138	194

Contract owner transactions:
Proceeds from units sold	25	26
Cost of units redeemed	-	-
Account charges	(5)	(5)
Increase (decrease)	20	21
Net increase (decrease)	158	215
Net assets, beginning	2,133	1,918
Net assets, ending	$2,291	$2,133

Units sold	23	23
Units redeemed	(4)	(4)
Net increase (decrease)	19	19
Units outstanding, beginning	1,833	1,814
Units outstanding, ending	1,852	1,833

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$239,860
Cost of units redeemed/account charges	(227,824)
Net investment income (loss)	6,114
Net realized gain (loss)	(16,135)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	276
Net assets	$2,291

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	2	$2	1.25%	6.3%	12/31/2020	$1.26	0	$0	1.00%	6.6%	12/31/2020	$1.28	0	$0	0.75%	6.9%
12/31/2019	1.16	2	2	1.25%	10.1%	12/31/2019	1.18	0	0	1.00%	10.3%	12/31/2019	1.20	0	0	0.75%	10.6%
12/31/2018	1.06	2	2	1.25%	-6.8%	12/31/2018	1.07	0	0	1.00%	-6.6%	12/31/2018	1.09	0	0	0.75%	-6.4%
12/31/2017	1.13	2	2	1.25%	11.7%	12/31/2017	1.15	0	0	1.00%	12.0%	12/31/2017	1.16	0	0	0.75%	12.3%
12/31/2016	1.02	2	2	1.25%	11.2%	12/31/2016	1.02	0	0	1.00%	11.5%	12/31/2016	1.03	0	0	0.75%	11.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	7.1%	12/31/2020	$1.33	0	$0	0.25%	7.4%	12/31/2020	$1.36	0	$0	0.00%	7.7%
12/31/2019	1.22	0	0	0.50%	10.9%	12/31/2019	1.24	0	0	0.25%	11.2%	12/31/2019	1.26	0	0	0.00%	11.4%
12/31/2018	1.10	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.13	0	0	0.00%	-5.7%
12/31/2017	1.17	0	0	0.50%	12.6%	12/31/2017	1.19	0	0	0.25%	12.8%	12/31/2017	1.20	0	0	0.00%	13.1%
12/31/2016	1.04	0	0	0.50%	12.0%	12/31/2016	1.05	0	0	0.25%	12.3%	12/31/2016	1.06	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	2.8%
2018	4.4%
2017	4.1%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,209,126	$7,327,224	388,002
Receivables: investments sold	5,629
Payables: investments purchased	-
Net assets	$5,214,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,214,755	3,084,307	$1.69
Band 100	-	-	1.75
Band 75	-	-	1.81
Band 50	-	-	1.87
Band 25	-	-	1.94
Band 0	-	-	2.00
Total	$5,214,755	3,084,307

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$79,117
Mortality & expense charges	(59,858)
Net investment income (loss)	19,259

Gain (loss) on investments:
Net realized gain (loss)	(597,221)
Realized gain distributions	18,771
Net change in unrealized appreciation (depreciation)	160,072
Net gain (loss)	(418,378)

Increase (decrease) in net assets from operations	$(399,119)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,259	$(42,415)
Net realized gain (loss)	(597,221)	(559,307)
Realized gain distributions	18,771	497,996
Net change in unrealized appreciation (depreciation)	160,072	1,307,438

Increase (decrease) in net assets from operations	(399,119)	1,203,712

Contract owner transactions:
Proceeds from units sold	374,892	334,375
Cost of units redeemed	(815,113)	(889,869)
Account charges	(317)	(442)
Increase (decrease)	(440,538)	(555,936)
Net increase (decrease)	(839,657)	647,776
Net assets, beginning	6,054,412	5,406,636
Net assets, ending	$5,214,755	$6,054,412

Units sold	331,121	216,813
Units redeemed	(624,404)	(546,131)
Net increase (decrease)	(293,283)	(329,318)
Units outstanding, beginning	3,377,590	3,706,908
Units outstanding, ending	3,084,307	3,377,590

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,608,748
Cost of units redeemed/account charges	(56,778,164)
Net investment income (loss)	1,221,181
Net realized gain (loss)	(2,246,149)
Realized gain distributions	15,527,237
Net change in unrealized appreciation (depreciation)	(2,118,098)
Net assets	$5,214,755

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	3,084	$5,215	1.25%	-5.7%	12/31/2020	$1.75	0	$0	1.00%	-5.4%	12/31/2020	$1.81	0	$0	0.75%	-5.2%
12/31/2019	1.79	3,378	6,054	1.25%	22.9%	12/31/2019	1.85	0	0	1.00%	23.2%	12/31/2019	1.91	0	0	0.75%	23.5%
12/31/2018	1.46	3,707	5,407	1.25%	-20.3%	12/31/2018	1.50	0	0	1.00%	-20.1%	12/31/2018	1.55	0	0	0.75%	-19.9%
12/31/2017	1.83	4,635	8,478	1.25%	8.4%	12/31/2017	1.88	0	0	1.00%	8.7%	12/31/2017	1.93	0	0	0.75%	9.0%
12/31/2016	1.69	7,074	11,935	1.25%	21.7%	12/31/2016	1.73	0	0	1.00%	22.0%	12/31/2016	1.77	0	0	0.75%	22.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	0	$0	0.50%	-5.0%	12/31/2020	$1.94	0	$0	0.25%	-4.7%	12/31/2020	$2.00	0	$0	0.00%	-4.5%
12/31/2019	1.97	0	0	0.50%	23.8%	12/31/2019	2.03	0	0	0.25%	24.1%	12/31/2019	2.10	0	0	0.00%	24.4%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.64	0	0	0.25%	-19.5%	12/31/2018	1.69	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	9.2%	12/31/2017	2.03	0	0	0.25%	9.5%	12/31/2017	2.09	0	0	0.00%	9.8%
12/31/2016	1.81	0	0	0.50%	22.6%	12/31/2016	1.86	0	0	0.25%	22.9%	12/31/2016	1.90	1,519	2,890	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	0.6%
2018	3.0%
2017	0.4%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,325	$1,332	268
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,325	1,709	$0.78
Band 100	-	-	0.79
Band 75	-	-	0.80
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.84
Total	$1,325	1,709

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5
Mortality & expense charges	(11)
Net investment income (loss)	(6)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14)
Net gain (loss)	(17)

Increase (decrease) in net assets from operations	$(23)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6)	$10
Net realized gain (loss)	(3)	(39)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(14)	156

Increase (decrease) in net assets from operations	(23)	127

Contract owner transactions:
Proceeds from units sold	402	397
Cost of units redeemed	-	(221)
Account charges	(5)	(4)
Increase (decrease)	397	172
Net increase (decrease)	374	299
Net assets, beginning	951	652
Net assets, ending	$1,325	$951

Units sold	620	484
Units redeemed	(8)	(272)
Net increase (decrease)	612	212
Units outstanding, beginning	1,097	885
Units outstanding, ending	1,709	1,097

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,453,382
Cost of units redeemed/account charges	(1,277,237)
Net investment income (loss)	561
Net realized gain (loss)	(175,374)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(7)
Net assets	$1,325

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.78	2	$1	1.25%	-10.5%	12/31/2020	$0.79	0	$0	1.00%	-10.3%	12/31/2020	$0.80	0	$0	0.75%	-10.1%
12/31/2019	0.87	1	1	1.25%	17.6%	12/31/2019	0.88	0	0	1.00%	17.9%	12/31/2019	0.89	0	0	0.75%	18.2%
12/31/2018	0.74	1	1	1.25%	-13.4%	12/31/2018	0.74	0	0	1.00%	-13.2%	12/31/2018	0.75	0	0	0.75%	-13.0%
12/31/2017	0.85	0	0	1.25%	9.2%	12/31/2017	0.86	0	0	1.00%	9.5%	12/31/2017	0.86	0	0	0.75%	9.7%
12/31/2016	0.78	1,180	920	1.25%	17.4%	12/31/2016	0.78	0	0	1.00%	17.7%	12/31/2016	0.79	0	0	0.75%	18.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.81	0	$0	0.50%	-9.9%	12/31/2020	$0.82	0	$0	0.25%	-9.6%	12/31/2020	$0.84	0	$0	0.00%	-9.4%
12/31/2019	0.90	0	0	0.50%	18.5%	12/31/2019	0.91	0	0	0.25%	18.8%	12/31/2019	0.92	0	0	0.00%	19.1%
12/31/2018	0.76	0	0	0.50%	-12.8%	12/31/2018	0.77	0	0	0.25%	-12.6%	12/31/2018	0.78	0	0	0.00%	-12.3%
12/31/2017	0.87	0	0	0.50%	10.0%	12/31/2017	0.88	0	0	0.25%	10.3%	12/31/2017	0.88	0	0	0.00%	10.6%
12/31/2016	0.79	0	0	0.50%	18.3%	12/31/2016	0.80	0	0	0.25%	18.6%	12/31/2016	0.80	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	2.6%
2018	14.0%
2017	2.3%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,838,481	$2,450,392	124,147
Receivables: investments sold	10,078
Payables: investments purchased	-
Net assets	$1,848,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,686,466	566,068	$2.98
Band 100	69,863	22,460	3.11
Band 75	-	-	3.25
Band 50	92,230	27,200	3.39
Band 25	-	-	3.54
Band 0	-	-	3.70
Total	$1,848,559	615,728

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20,255
Mortality & expense charges	(24,131)
Net investment income (loss)	(3,876)

Gain (loss) on investments:
Net realized gain (loss)	(712,640)
Realized gain distributions	5,988
Net change in unrealized appreciation (depreciation)	351,102
Net gain (loss)	(355,550)

Increase (decrease) in net assets from operations	$(359,426)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,876)	$(33,532)
Net realized gain (loss)	(712,640)	(197,217)
Realized gain distributions	5,988	225,810
Net change in unrealized appreciation (depreciation)	351,102	575,396

Increase (decrease) in net assets from operations	(359,426)	570,457

Contract owner transactions:
Proceeds from units sold	183,582	244,028
Cost of units redeemed	(969,565)	(378,279)
Account charges	(448)	(714)
Increase (decrease)	(786,431)	(134,965)
Net increase (decrease)	(1,145,857)	435,492
Net assets, beginning	2,994,416	2,558,924
Net assets, ending	$1,848,559	$2,994,416

Units sold	79,502	84,085
Units redeemed	(402,127)	(124,329)
Net increase (decrease)	(322,625)	(40,244)
Units outstanding, beginning	938,353	978,597
Units outstanding, ending	615,728	938,353

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$37,309,249
Cost of units redeemed/account charges	(42,307,453)
Net investment income (loss)	(13,620)
Net realized gain (loss)	(992,323)
Realized gain distributions	8,464,617
Net change in unrealized appreciation (depreciation)	(611,911)
Net assets	$1,848,559

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.98	566	$1,686	1.25%	-6.1%	12/31/2020	$3.11	22	$70	1.00%	-5.8%	12/31/2020	$3.25	0	$0	0.75%	-5.6%
12/31/2019	3.17	876	2,778	1.25%	22.5%	12/31/2019	3.30	26	86	1.00%	22.8%	12/31/2019	3.44	0	0	0.75%	23.1%
12/31/2018	2.59	880	2,277	1.25%	-20.5%	12/31/2018	2.69	27	72	1.00%	-20.3%	12/31/2018	2.79	0	0	0.75%	-20.1%
12/31/2017	3.26	1,295	4,218	1.25%	8.0%	12/31/2017	3.38	37	125	1.00%	8.3%	12/31/2017	3.50	0	0	0.75%	8.5%
12/31/2016	3.02	1,722	5,193	1.25%	21.1%	12/31/2016	3.12	28	87	1.00%	21.4%	12/31/2016	3.22	0	0	0.75%	21.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.39	27	$92	0.50%	-5.4%	12/31/2020	$3.54	0	$0	0.25%	-5.1%	12/31/2020	$3.70	0	$0	0.00%	-4.9%
12/31/2019	3.58	36	130	0.50%	23.4%	12/31/2019	3.73	0	0	0.25%	23.7%	12/31/2019	3.89	0	0	0.00%	24.0%
12/31/2018	2.90	72	210	0.50%	-19.9%	12/31/2018	3.02	0	0	0.25%	-19.7%	12/31/2018	3.13	0	0	0.00%	-19.5%
12/31/2017	3.62	75	272	0.50%	8.8%	12/31/2017	3.76	0	0	0.25%	9.1%	12/31/2017	3.89	0	0	0.00%	9.4%
12/31/2016	3.33	102	338	0.50%	22.0%	12/31/2016	3.44	0	0	0.25%	22.3%	12/31/2016	3.56	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.0%
2018	2.2%
2017	0.1%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,531	$7,490	1,650
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$9,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,537	7,813	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$9,537	7,813

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,588
Mortality & expense charges	(3,263)
Net investment income (loss)	(675)

Gain (loss) on investments:
Net realized gain (loss)	(292,394)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	102,779
Net gain (loss)	(189,615)

Increase (decrease) in net assets from operations	$(190,290)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(675)	$20,431
Net realized gain (loss)	(292,394)	(24,111)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	102,779	79,657

Increase (decrease) in net assets from operations	(190,290)	75,977

Contract owner transactions:
Proceeds from units sold	93,974	139,897
Cost of units redeemed	(676,574)	(144,112)
Account charges	(114)	(416)
Increase (decrease)	(582,714)	(4,631)
Net increase (decrease)	(773,004)	71,346
Net assets, beginning	782,541	711,195
Net assets, ending	$9,537	$782,541

Units sold	105,607	117,871
Units redeemed	(735,159)	(121,814)
Net increase (decrease)	(629,552)	(3,943)
Units outstanding, beginning	637,365	641,308
Units outstanding, ending	7,813	637,365

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,124,650
Cost of units redeemed/account charges	(2,945,424)
Net investment income (loss)	95,443
Net realized gain (loss)	(271,038)
Realized gain distributions	3,865
Net change in unrealized appreciation (depreciation)	2,041
Net assets	$9,537

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	8	$10	1.25%	-0.6%	12/31/2020	$1.24	0	$0	1.00%	-0.3%	12/31/2020	$1.27	0	$0	0.75%	-0.1%
12/31/2019	1.23	637	783	1.25%	10.7%	12/31/2019	1.25	0	0	1.00%	11.0%	12/31/2019	1.27	0	0	0.75%	11.3%
12/31/2018	1.11	641	711	1.25%	-15.3%	12/31/2018	1.12	0	0	1.00%	-15.1%	12/31/2018	1.14	0	0	0.75%	-14.8%
12/31/2017	1.31	558	731	1.25%	1.2%	12/31/2017	1.32	0	0	1.00%	1.5%	12/31/2017	1.34	0	0	0.75%	1.8%
12/31/2016	1.29	492	636	1.25%	12.9%	12/31/2016	1.30	0	0	1.00%	13.2%	12/31/2016	1.32	0	0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	0.2%	12/31/2020	$1.32	0	$0	0.25%	0.4%	12/31/2020	$1.34	0	$0	0.00%	0.7%
12/31/2019	1.29	0	0	0.50%	11.5%	12/31/2019	1.31	0	0	0.25%	11.8%	12/31/2019	1.33	0	0	0.00%	12.1%
12/31/2018	1.16	0	0	0.50%	-14.6%	12/31/2018	1.17	0	0	0.25%	-14.4%	12/31/2018	1.19	0	0	0.00%	-14.2%
12/31/2017	1.35	0	0	0.50%	2.0%	12/31/2017	1.37	0	0	0.25%	2.3%	12/31/2017	1.39	0	0	0.00%	2.5%
12/31/2016	1.33	0	0	0.50%	13.8%	12/31/2016	1.34	0	0	0.25%	14.1%	12/31/2016	1.35	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	4.0%
2018	5.2%
2017	8.0%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund R Class - 06-019
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,447	$28,384	4,557
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$25,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,520	21,620	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.30
Total	$25,520	21,620

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$299
Mortality & expense charges	(304)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	(2,220)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,117
Net gain (loss)	(103)

Increase (decrease) in net assets from operations	$(108)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$898
Net realized gain (loss)	(2,220)	(3,940)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,117	6,423

Increase (decrease) in net assets from operations	(108)	3,381

Contract owner transactions:
Proceeds from units sold	5,624	4,802
Cost of units redeemed	(7,656)	(14,640)
Account charges	(9)	(1)
Increase (decrease)	(2,041)	(9,839)
Net increase (decrease)	(2,149)	(6,458)
Net assets, beginning	27,669	34,127
Net assets, ending	$25,520	$27,669

Units sold	5,534	4,140
Units redeemed	(7,113)	(12,426)
Net increase (decrease)	(1,579)	(8,286)
Units outstanding, beginning	23,199	31,485
Units outstanding, ending	21,620	23,199

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$57,424
Cost of units redeemed/account charges	(26,394)
Net investment income (loss)	4,669
Net realized gain (loss)	(7,242)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,937)
Net assets	$25,520

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	22	$26	1.25%	-1.0%	12/31/2020	$1.20	0	$0	1.00%	-0.8%	12/31/2020	$1.23	0	$0	0.75%	-0.5%
12/31/2019	1.19	23	28	1.25%	10.0%	12/31/2019	1.21	0	0	1.00%	10.3%	12/31/2019	1.23	0	0	0.75%	10.6%
12/31/2018	1.08	31	34	1.25%	-15.5%	12/31/2018	1.10	0	0	1.00%	-15.3%	12/31/2018	1.11	0	0	0.75%	-15.1%
12/31/2017	1.28	26	34	1.25%	0.7%	12/31/2017	1.30	0	0	1.00%	1.0%	12/31/2017	1.31	0	0	0.75%	1.2%
12/31/2016	1.27	22	28	1.25%	12.3%	12/31/2016	1.28	0	0	1.00%	12.6%	12/31/2016	1.30	0	0	0.75%	12.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	-0.3%	12/31/2020	$1.27	0	$0	0.25%	0.0%	12/31/2020	$1.30	0	$0	0.00%	0.2%
12/31/2019	1.25	0	0	0.50%	10.9%	12/31/2019	1.27	0	0	0.25%	11.1%	12/31/2019	1.29	0	0	0.00%	11.4%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.15	0	0	0.25%	-14.6%	12/31/2018	1.16	0	0	0.00%	-14.4%
12/31/2017	1.33	0	0	0.50%	1.5%	12/31/2017	1.34	0	0	0.25%	1.7%	12/31/2017	1.36	0	0	0.00%	2.0%
12/31/2016	1.31	0	0	0.50%	13.2%	12/31/2016	1.32	0	0	0.25%	13.4%	12/31/2016	1.33	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	4.4%
2018	5.2%
2017	7.9%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund Admin Class - 06-760
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,085,632	$2,020,059	230,869
Receivables: investments sold	11,168
Payables: investments purchased	-
Net assets	$2,096,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,096,800	759,646	$2.76
Band 100	-	-	2.88
Band 75	-	-	3.01
Band 50	-	-	3.14
Band 25	-	-	3.28
Band 0	-	-	3.48
Total	$2,096,800	759,646

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$86,807
Mortality & expense charges	(24,201)
Net investment income (loss)	62,606

Gain (loss) on investments:
Net realized gain (loss)	(4,478)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,557
Net gain (loss)	42,079

Increase (decrease) in net assets from operations	$104,685

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,606	$74,507
Net realized gain (loss)	(4,478)	(18,439)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,557	194,735

Increase (decrease) in net assets from operations	104,685	250,803

Contract owner transactions:
Proceeds from units sold	529,097	320,235
Cost of units redeemed	(367,230)	(805,041)
Account charges	(698)	(233)
Increase (decrease)	161,169	(485,039)
Net increase (decrease)	265,854	(234,236)
Net assets, beginning	1,830,946	2,065,182
Net assets, ending	$2,096,800	$1,830,946

Units sold	210,843	126,949
Units redeemed	(140,144)	(318,076)
Net increase (decrease)	70,699	(191,127)
Units outstanding, beginning	688,947	880,074
Units outstanding, ending	759,646	688,947

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,078,657
Cost of units redeemed/account charges	(19,917,765)
Net investment income (loss)	3,469,275
Net realized gain (loss)	(819,934)
Realized gain distributions	220,994
Net change in unrealized appreciation (depreciation)	65,573
Net assets	$2,096,800

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.76	760	$2,097	1.25%	3.9%	12/31/2020	$2.88	0	$0	1.00%	4.1%	12/31/2020	$3.01	0	$0	0.75%	4.4%
12/31/2019	2.66	689	1,831	1.25%	13.3%	12/31/2019	2.77	0	0	1.00%	13.5%	12/31/2019	2.88	0	0	0.75%	13.8%
12/31/2018	2.35	880	2,065	1.25%	-4.0%	12/31/2018	2.44	0	0	1.00%	-3.7%	12/31/2018	2.53	0	0	0.75%	-3.5%
12/31/2017	2.44	1,047	2,557	1.25%	5.4%	12/31/2017	2.53	0	0	1.00%	5.7%	12/31/2017	2.62	0	0	0.75%	6.0%
12/31/2016	2.32	1,176	2,724	1.25%	11.1%	12/31/2016	2.40	0	0	1.00%	11.3%	12/31/2016	2.48	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.14	0	$0	0.50%	4.6%	12/31/2020	$3.28	0	$0	0.25%	4.9%	12/31/2020	$3.48	0	$0	0.00%	5.2%
12/31/2019	3.00	0	0	0.50%	14.1%	12/31/2019	3.13	0	0	0.25%	14.4%	12/31/2019	3.31	0	0	0.00%	14.7%
12/31/2018	2.63	0	0	0.50%	-3.2%	12/31/2018	2.73	0	0	0.25%	-3.0%	12/31/2018	2.89	0	0	0.00%	-2.7%
12/31/2017	2.72	0	0	0.50%	6.2%	12/31/2017	2.82	0	0	0.25%	6.5%	12/31/2017	2.97	0	0	0.00%	6.8%
12/31/2016	2.56	0	0	0.50%	11.9%	12/31/2016	2.65	0	0	0.25%	12.2%	12/31/2016	2.78	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	5.1%
2018	5.3%
2017	4.9%
2016	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund R Class - 06-705
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,570,104	$1,548,911	173,246
Receivables: investments sold	3,322
Payables: investments purchased	-
Net assets	$1,573,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,083,803	470,916	$2.30
Band 100	206,526	85,949	2.40
Band 75	-	-	2.51
Band 50	283,097	108,078	2.62
Band 25	-	-	2.73
Band 0	-	-	2.86
Total	$1,573,426	664,943

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$65,812
Mortality & expense charges	(16,782)
Net investment income (loss)	49,030

Gain (loss) on investments:
Net realized gain (loss)	(17,000)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,622
Net gain (loss)	1,622

Increase (decrease) in net assets from operations	$50,652

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,030	$65,625
Net realized gain (loss)	(17,000)	(6,605)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18,622	167,307

Increase (decrease) in net assets from operations	50,652	226,327

Contract owner transactions:
Proceeds from units sold	146,625	212,421
Cost of units redeemed	(382,794)	(431,303)
Account charges	(551)	(580)
Increase (decrease)	(236,720)	(219,462)
Net increase (decrease)	(186,068)	6,865
Net assets, beginning	1,759,494	1,752,629
Net assets, ending	$1,573,426	$1,759,494

Units sold	71,504	98,148
Units redeemed	(173,691)	(195,263)
Net increase (decrease)	(102,187)	(97,115)
Units outstanding, beginning	767,130	864,245
Units outstanding, ending	664,943	767,130

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,654,226
Cost of units redeemed/account charges	(8,472,287)
Net investment income (loss)	1,347,528
Net realized gain (loss)	(104,479)
Realized gain distributions	127,245
Net change in unrealized appreciation (depreciation)	21,193
Net assets	$1,573,426

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.30	471	$1,084	1.25%	3.5%	12/31/2020	$2.40	86	$207	1.00%	3.8%	12/31/2020	$2.51	0	$0	0.75%	4.0%
12/31/2019	2.22	476	1,058	1.25%	12.9%	12/31/2019	2.32	155	359	1.00%	13.1%	12/31/2019	2.41	0	0	0.75%	13.4%
12/31/2018	1.97	555	1,094	1.25%	-4.3%	12/31/2018	2.05	148	302	1.00%	-4.0%	12/31/2018	2.13	0	0	0.75%	-3.8%
12/31/2017	2.06	676	1,392	1.25%	5.1%	12/31/2017	2.13	146	311	1.00%	5.3%	12/31/2017	2.21	0	0	0.75%	5.6%
12/31/2016	1.96	711	1,393	1.25%	10.7%	12/31/2016	2.03	143	290	1.00%	10.9%	12/31/2016	2.09	0	0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	108	$283	0.50%	4.3%	12/31/2020	$2.73	0	$0	0.25%	4.5%	12/31/2020	$2.86	0	$0	0.00%	4.8%
12/31/2019	2.51	137	343	0.50%	13.7%	12/31/2019	2.62	0	0	0.25%	14.0%	12/31/2019	2.73	0	0	0.00%	14.3%
12/31/2018	2.21	161	356	0.50%	-3.6%	12/31/2018	2.29	0	0	0.25%	-3.3%	12/31/2018	2.39	0	0	0.00%	-3.1%
12/31/2017	2.29	167	383	0.50%	5.9%	12/31/2017	2.37	0	0	0.25%	6.1%	12/31/2017	2.46	0	0	0.00%	6.4%
12/31/2016	2.16	199	432	0.50%	11.5%	12/31/2016	2.24	0	0	0.25%	11.8%	12/31/2016	2.31	104	241	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.9%
2019	4.9%
2018	4.8%
2017	4.5%
2016	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund R Class - 06-769
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,583	$336,929	28,808
Receivables: investments sold	3,284
Payables: investments purchased	-
Net assets	$348,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$286,403	207,753	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	62,464	40,935	1.53
Total	$348,867	248,688

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,154
Mortality & expense charges	(3,902)
Net investment income (loss)	12,252

Gain (loss) on investments:
Net realized gain (loss)	(14,438)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,810
Net gain (loss)	(7,628)

Increase (decrease) in net assets from operations	$4,624

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,252	$27,880
Net realized gain (loss)	(14,438)	(1,750)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,810	20,052

Increase (decrease) in net assets from operations	4,624	46,182

Contract owner transactions:
Proceeds from units sold	172,659	257,510
Cost of units redeemed	(255,272)	(792,412)
Account charges	(188)	(151)
Increase (decrease)	(82,801)	(535,053)
Net increase (decrease)	(78,177)	(488,871)
Net assets, beginning	427,044	915,915
Net assets, ending	$348,867	$427,044

Units sold	129,602	197,894
Units redeemed	(201,287)	(589,242)
Net increase (decrease)	(71,685)	(391,348)
Units outstanding, beginning	320,373	711,721
Units outstanding, ending	248,688	320,373

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,718,463
Cost of units redeemed/account charges	(5,616,898)
Net investment income (loss)	267,586
Net realized gain (loss)	(31,921)
Realized gain distributions	2,983
Net change in unrealized appreciation (depreciation)	8,654
Net assets	$348,867

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	208	$286	1.25%	3.9%	12/31/2020	$1.41	0	$0	1.00%	4.2%	12/31/2020	$1.44	0	$0	0.75%	4.4%
12/31/2019	1.33	305	404	1.25%	6.0%	12/31/2019	1.35	0	0	1.00%	6.3%	12/31/2019	1.38	0	0	0.75%	6.6%
12/31/2018	1.25	458	573	1.25%	-1.3%	12/31/2018	1.27	0	0	1.00%	-1.1%	12/31/2018	1.29	0	0	0.75%	-0.8%
12/31/2017	1.27	1,260	1,598	1.25%	6.6%	12/31/2017	1.28	0	0	1.00%	6.9%	12/31/2017	1.30	0	0	0.75%	7.1%
12/31/2016	1.19	728	866	1.25%	6.7%	12/31/2016	1.20	0	0	1.00%	7.0%	12/31/2016	1.21	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	4.7%	12/31/2020	$1.50	0	$0	0.25%	4.9%	12/31/2020	$1.53	41	$62	0.00%	5.2%
12/31/2019	1.40	0	0	0.50%	6.8%	12/31/2019	1.42	0	0	0.25%	7.1%	12/31/2019	1.45	16	23	0.00%	7.4%
12/31/2018	1.31	0	0	0.50%	-0.6%	12/31/2018	1.33	0	0	0.25%	-0.3%	12/31/2018	1.35	254	343	0.00%	-0.1%
12/31/2017	1.32	0	0	0.50%	7.4%	12/31/2017	1.33	0	0	0.25%	7.7%	12/31/2017	1.35	253	342	0.00%	7.9%
12/31/2016	1.23	0	0	0.50%	7.5%	12/31/2016	1.24	0	0	0.25%	7.8%	12/31/2016	1.25	207	259	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.2%
2019	5.1%
2018	4.0%
2017	5.2%
2016	5.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund Admin Class - 06-768
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,684,486	$24,310,183	2,118,872
Receivables: investments sold	975,061
Payables: investments purchased	-
Net assets	$25,659,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,659,547	18,025,598	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.58
Total	$25,659,547	18,025,598

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,091,937
Mortality & expense charges	(286,937)
Net investment income (loss)	805,000

Gain (loss) on investments:
Net realized gain (loss)	(152,088)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	347,550
Net gain (loss)	195,462

Increase (decrease) in net assets from operations	$1,000,462

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$805,000	$758,435
Net realized gain (loss)	(152,088)	(8,205)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	347,550	332,453

Increase (decrease) in net assets from operations	1,000,462	1,082,683

Contract owner transactions:
Proceeds from units sold	8,755,473	12,163,021
Cost of units redeemed	(6,660,147)	(4,444,063)
Account charges	(101,522)	(66,566)
Increase (decrease)	1,993,804	7,652,392
Net increase (decrease)	2,994,266	8,735,075
Net assets, beginning	22,665,281	13,930,206
Net assets, ending	$25,659,547	$22,665,281

Units sold	6,612,112	9,169,267
Units redeemed	(5,196,482)	(3,427,482)
Net increase (decrease)	1,415,630	5,741,785
Units outstanding, beginning	16,609,968	10,868,183
Units outstanding, ending	18,025,598	16,609,968

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,226,935
Cost of units redeemed/account charges	(27,279,290)
Net investment income (loss)	3,434,007
Net realized gain (loss)	(104,632)
Realized gain distributions	8,224
Net change in unrealized appreciation (depreciation)	374,303
Net assets	$25,659,547

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	18,026	$25,660	1.25%	4.3%	12/31/2020	$1.45	0	$0	1.00%	4.6%	12/31/2020	$1.48	0	$0	0.75%	4.8%
12/31/2019	1.36	16,610	22,665	1.25%	6.5%	12/31/2019	1.39	0	0	1.00%	6.7%	12/31/2019	1.41	0	0	0.75%	7.0%
12/31/2018	1.28	10,868	13,930	1.25%	-0.9%	12/31/2018	1.30	0	0	1.00%	-0.7%	12/31/2018	1.32	0	0	0.75%	-0.4%
12/31/2017	1.29	14,410	18,642	1.25%	7.0%	12/31/2017	1.31	0	0	1.00%	7.3%	12/31/2017	1.33	0	0	0.75%	7.5%
12/31/2016	1.21	11,014	13,314	1.25%	7.1%	12/31/2016	1.22	0	0	1.00%	7.4%	12/31/2016	1.23	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	5.1%	12/31/2020	$1.54	0	$0	0.25%	5.4%	12/31/2020	$1.58	0	$0	0.00%	5.6%
12/31/2019	1.44	0	0	0.50%	7.3%	12/31/2019	1.47	0	0	0.25%	7.5%	12/31/2019	1.49	0	0	0.00%	7.8%
12/31/2018	1.34	0	0	0.50%	-0.2%	12/31/2018	1.36	0	0	0.25%	0.1%	12/31/2018	1.38	0	0	0.00%	0.3%
12/31/2017	1.34	0	0	0.50%	7.8%	12/31/2017	1.36	0	0	0.25%	8.1%	12/31/2017	1.38	0	0	0.00%	8.4%
12/31/2016	1.25	0	0	0.50%	7.9%	12/31/2016	1.26	0	0	0.25%	8.2%	12/31/2016	1.27	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.5%
2019	5.3%
2018	4.9%
2017	5.2%
2016	6.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund Admin Class - 06-707
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,520,664	$3,264,103	283,901
Receivables: investments sold	-
Payables: investments purchased	(37,197)
Net assets	$3,483,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,453,234	2,669,249	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	30,233	20,469	1.48
Total	$3,483,467	2,689,718

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$78,766
Mortality & expense charges	(38,128)
Net investment income (loss)	40,638

Gain (loss) on investments:
Net realized gain (loss)	45,700
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	215,607
Net gain (loss)	261,307

Increase (decrease) in net assets from operations	$301,945

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40,638	$15,381
Net realized gain (loss)	45,700	4,060
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	215,607	206,653

Increase (decrease) in net assets from operations	301,945	226,094

Contract owner transactions:
Proceeds from units sold	1,352,347	493,146
Cost of units redeemed	(900,639)	(1,284,980)
Account charges	(1,862)	(2,101)
Increase (decrease)	449,846	(793,935)
Net increase (decrease)	751,791	(567,841)
Net assets, beginning	2,731,676	3,299,517
Net assets, ending	$3,483,467	$2,731,676

Units sold	1,092,340	431,417
Units redeemed	(732,844)	(1,111,455)
Net increase (decrease)	359,496	(680,038)
Units outstanding, beginning	2,330,222	3,010,260
Units outstanding, ending	2,689,718	2,330,222

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,876,623
Cost of units redeemed/account charges	(19,536,498)
Net investment income (loss)	296,304
Net realized gain (loss)	(522,995)
Realized gain distributions	113,472
Net change in unrealized appreciation (depreciation)	256,561
Net assets	$3,483,467

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	2,669	$3,453	1.25%	10.5%	12/31/2020	$1.33	0	$0	1.00%	10.7%	12/31/2020	$1.36	0	$0	0.75%	11.0%
12/31/2019	1.17	2,312	2,708	1.25%	6.9%	12/31/2019	1.20	0	0	1.00%	7.2%	12/31/2019	1.23	0	0	0.75%	7.4%
12/31/2018	1.10	2,993	3,279	1.25%	-3.4%	12/31/2018	1.12	0	0	1.00%	-3.2%	12/31/2018	1.14	0	0	0.75%	-2.9%
12/31/2017	1.13	4,820	5,468	1.25%	2.4%	12/31/2017	1.16	0	0	1.00%	2.6%	12/31/2017	1.18	0	0	0.75%	2.9%
12/31/2016	1.11	6,679	7,400	1.25%	3.5%	12/31/2016	1.13	0	0	1.00%	3.7%	12/31/2016	1.15	0	0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	11.3%	12/31/2020	$1.44	0	$0	0.25%	11.6%	12/31/2020	$1.48	20	$30	0.00%	11.9%
12/31/2019	1.26	0	0	0.50%	7.7%	12/31/2019	1.29	0	0	0.25%	8.0%	12/31/2019	1.32	18	24	0.00%	8.3%
12/31/2018	1.17	0	0	0.50%	-2.7%	12/31/2018	1.19	0	0	0.25%	-2.5%	12/31/2018	1.22	17	21	0.00%	-2.2%
12/31/2017	1.20	0	0	0.50%	3.1%	12/31/2017	1.22	0	0	0.25%	3.4%	12/31/2017	1.25	13	17	0.00%	3.7%
12/31/2016	1.16	0	0	0.50%	4.3%	12/31/2016	1.18	0	0	0.25%	4.5%	12/31/2016	1.20	240	288	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	1.8%
2018	2.6%
2017	2.2%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund R Class - 06-708
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$420,941	$407,542	33,823
Receivables: investments sold	-
Payables: investments purchased	(5,925)
Net assets	$415,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$415,016	334,796	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.38
Band 0	-	-	1.42
Total	$415,016	334,796

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,017
Mortality & expense charges	(4,700)
Net investment income (loss)	3,317

Gain (loss) on investments:
Net realized gain (loss)	19,482
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,533
Net gain (loss)	32,015

Increase (decrease) in net assets from operations	$35,332

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,317	$960
Net realized gain (loss)	19,482	12,365
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	12,533	14,852

Increase (decrease) in net assets from operations	35,332	28,177

Contract owner transactions:
Proceeds from units sold	410,232	498,757
Cost of units redeemed	(277,971)	(898,747)
Account charges	(329)	(302)
Increase (decrease)	131,932	(400,292)
Net increase (decrease)	167,264	(372,115)
Net assets, beginning	247,752	619,867
Net assets, ending	$415,016	$247,752

Units sold	343,963	447,334
Units redeemed	(229,080)	(791,201)
Net increase (decrease)	114,883	(343,867)
Units outstanding, beginning	219,913	563,780
Units outstanding, ending	334,796	219,913

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,054,704
Cost of units redeemed/account charges	(8,556,121)
Net investment income (loss)	51,397
Net realized gain (loss)	(183,103)
Realized gain distributions	34,740
Net change in unrealized appreciation (depreciation)	13,399
Net assets	$415,016

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	335	$415	1.25%	10.0%	12/31/2020	$1.27	0	$0	1.00%	10.3%	12/31/2020	$1.31	0	$0	0.75%	10.6%
12/31/2019	1.13	220	248	1.25%	6.5%	12/31/2019	1.15	0	0	1.00%	6.8%	12/31/2019	1.18	0	0	0.75%	7.0%
12/31/2018	1.06	369	390	1.25%	-3.8%	12/31/2018	1.08	0	0	1.00%	-3.6%	12/31/2018	1.10	0	0	0.75%	-3.3%
12/31/2017	1.10	678	746	1.25%	2.0%	12/31/2017	1.12	0	0	1.00%	2.2%	12/31/2017	1.14	0	0	0.75%	2.5%
12/31/2016	1.08	1,044	1,126	1.25%	3.1%	12/31/2016	1.10	0	0	1.00%	3.3%	12/31/2016	1.11	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	10.9%	12/31/2020	$1.38	0	$0	0.25%	11.1%	12/31/2020	$1.42	0	$0	0.00%	11.4%
12/31/2019	1.21	0	0	0.50%	7.3%	12/31/2019	1.24	0	0	0.25%	7.6%	12/31/2019	1.27	0	0	0.00%	7.8%
12/31/2018	1.13	0	0	0.50%	-3.1%	12/31/2018	1.15	0	0	0.25%	-2.8%	12/31/2018	1.18	195	230	0.00%	-2.6%
12/31/2017	1.16	0	0	0.50%	2.7%	12/31/2017	1.19	0	0	0.25%	3.0%	12/31/2017	1.21	198	239	0.00%	3.3%
12/31/2016	1.13	0	0	0.50%	3.8%	12/31/2016	1.15	0	0	0.25%	4.1%	12/31/2016	1.17	266	311	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.1%
2018	2.1%
2017	1.9%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund Admin Class - 06-291
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,528,067	$7,405,873	712,546
Receivables: investments sold	24,929
Payables: investments purchased	-
Net assets	$7,552,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,552,996	4,365,964	$1.73
Band 100	-	-	1.79
Band 75	-	-	1.85
Band 50	-	-	1.92
Band 25	-	-	1.98
Band 0	-	-	2.05
Total	$7,552,996	4,365,964

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$161,517
Mortality & expense charges	(90,286)
Net investment income (loss)	71,231

Gain (loss) on investments:
Net realized gain (loss)	82,690
Realized gain distributions	282,000
Net change in unrealized appreciation (depreciation)	49,726
Net gain (loss)	414,416

Increase (decrease) in net assets from operations	$485,647

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$71,231	$166,481
Net realized gain (loss)	82,690	(6,464)
Realized gain distributions	282,000	5,484
Net change in unrealized appreciation (depreciation)	49,726	314,883

Increase (decrease) in net assets from operations	485,647	480,384

Contract owner transactions:
Proceeds from units sold	2,476,487	1,753,101
Cost of units redeemed	(2,185,007)	(2,809,018)
Account charges	(1,230)	(1,911)
Increase (decrease)	290,250	(1,057,828)
Net increase (decrease)	775,897	(577,444)
Net assets, beginning	6,777,099	7,354,543
Net assets, ending	$7,552,996	$6,777,099

Units sold	1,466,563	1,133,058
Units redeemed	(1,304,635)	(1,795,207)
Net increase (decrease)	161,928	(662,149)
Units outstanding, beginning	4,204,036	4,866,185
Units outstanding, ending	4,365,964	4,204,036

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$188,805,655
Cost of units redeemed/account charges	(192,533,099)
Net investment income (loss)	8,023,454
Net realized gain (loss)	(3,125,119)
Realized gain distributions	6,259,911
Net change in unrealized appreciation (depreciation)	122,194
Net assets	$7,552,996

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	4,366	$7,553	1.25%	7.3%	12/31/2020	$1.79	0	$0	1.00%	7.6%	12/31/2020	$1.85	0	$0	0.75%	7.9%
12/31/2019	1.61	4,204	6,777	1.25%	6.7%	12/31/2019	1.66	0	0	1.00%	6.9%	12/31/2019	1.72	0	0	0.75%	7.2%
12/31/2018	1.51	4,866	7,355	1.25%	-1.7%	12/31/2018	1.56	0	0	1.00%	-1.5%	12/31/2018	1.60	0	0	0.75%	-1.3%
12/31/2017	1.54	6,292	9,679	1.25%	3.6%	12/31/2017	1.58	9	14	1.00%	3.8%	12/31/2017	1.62	0	0	0.75%	4.1%
12/31/2016	1.49	7,831	11,631	1.25%	1.1%	12/31/2016	1.52	9	13	1.00%	1.3%	12/31/2016	1.56	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	0	$0	0.50%	8.1%	12/31/2020	$1.98	0	$0	0.25%	8.4%	12/31/2020	$2.05	0	$0	0.00%	8.7%
12/31/2019	1.77	0	0	0.50%	7.5%	12/31/2019	1.83	0	0	0.25%	7.7%	12/31/2019	1.89	0	0	0.00%	8.0%
12/31/2018	1.65	0	0	0.50%	-1.0%	12/31/2018	1.70	0	0	0.25%	-0.8%	12/31/2018	1.75	0	0	0.00%	-0.5%
12/31/2017	1.67	0	0	0.50%	4.3%	12/31/2017	1.71	0	0	0.25%	4.6%	12/31/2017	1.76	0	0	0.00%	4.9%
12/31/2016	1.60	0	0	0.50%	1.8%	12/31/2016	1.63	0	0	0.25%	2.1%	12/31/2016	1.67	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	3.6%
2018	2.7%
2017	2.3%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund R Class - 06-680
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,219,927	$5,136,096	495,531
Receivables: investments sold	32,711
Payables: investments purchased	-
Net assets	$5,252,638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,570,954	2,592,214	$1.76
Band 100	679,170	368,917	1.84
Band 75	-	-	1.92
Band 50	2,514	1,253	2.01
Band 25	-	-	2.10
Band 0	-	-	2.19
Total	$5,252,638	2,962,384

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$100,279
Mortality & expense charges	(63,471)
Net investment income (loss)	36,808

Gain (loss) on investments:
Net realized gain (loss)	85,496
Realized gain distributions	180,627
Net change in unrealized appreciation (depreciation)	70,676
Net gain (loss)	336,799

Increase (decrease) in net assets from operations	$373,607

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,808	$107,025
Net realized gain (loss)	85,496	(13,370)
Realized gain distributions	180,627	4,514
Net change in unrealized appreciation (depreciation)	70,676	214,286

Increase (decrease) in net assets from operations	373,607	312,455

Contract owner transactions:
Proceeds from units sold	1,660,975	1,993,028
Cost of units redeemed	(2,385,674)	(1,381,450)
Account charges	(2,523)	(2,733)
Increase (decrease)	(727,222)	608,845
Net increase (decrease)	(353,615)	921,300
Net assets, beginning	5,606,253	4,684,953
Net assets, ending	$5,252,638	$5,606,253

Units sold	968,128	1,249,160
Units redeemed	(1,382,273)	(871,826)
Net increase (decrease)	(414,145)	377,334
Units outstanding, beginning	3,376,529	2,999,195
Units outstanding, ending	2,962,384	3,376,529

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$113,279,693
Cost of units redeemed/account charges	(113,816,260)
Net investment income (loss)	3,826,448
Net realized gain (loss)	(1,596,991)
Realized gain distributions	3,475,917
Net change in unrealized appreciation (depreciation)	83,831
Net assets	$5,252,638

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	2,592	$4,571	1.25%	6.9%	12/31/2020	$1.84	369	$679	1.00%	7.2%	12/31/2020	$1.92	0	$0	0.75%	7.5%
12/31/2019	1.65	2,850	4,700	1.25%	6.3%	12/31/2019	1.72	505	867	1.00%	6.6%	12/31/2019	1.79	0	0	0.75%	6.8%
12/31/2018	1.55	2,451	3,802	1.25%	-2.1%	12/31/2018	1.61	548	883	1.00%	-1.9%	12/31/2018	1.67	0	0	0.75%	-1.6%
12/31/2017	1.58	3,707	5,875	1.25%	3.2%	12/31/2017	1.64	692	1,137	1.00%	3.4%	12/31/2017	1.70	0	0	0.75%	3.7%
12/31/2016	1.54	4,805	7,381	1.25%	0.7%	12/31/2016	1.59	813	1,291	1.00%	0.9%	12/31/2016	1.64	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	1	$3	0.50%	7.8%	12/31/2020	$2.10	0	$0	0.25%	8.0%	12/31/2020	$2.19	0	$0	0.00%	8.3%
12/31/2019	1.86	21	40	0.50%	7.1%	12/31/2019	1.94	0	0	0.25%	7.4%	12/31/2019	2.02	0	0	0.00%	7.6%
12/31/2018	1.74	0	0	0.50%	-1.4%	12/31/2018	1.81	0	0	0.25%	-1.1%	12/31/2018	1.88	0	0	0.00%	-0.9%
12/31/2017	1.76	70	123	0.50%	3.9%	12/31/2017	1.83	0	0	0.25%	4.2%	12/31/2017	1.89	0	0	0.00%	4.5%
12/31/2016	1.70	74	126	0.50%	1.4%	12/31/2016	1.75	0	0	0.25%	1.7%	12/31/2016	1.81	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	3.3%
2018	2.4%
2017	1.9%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,629,127	$1,930,232	103,114
Receivables: investments sold	5,243
Payables: investments purchased	-
Net assets	$1,634,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$475,773	474,660	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	1,158,597	1,098,633	1.05
Total	$1,634,370	1,573,293

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,682
Mortality & expense charges	(5,185)
Net investment income (loss)	24,497

Gain (loss) on investments:
Net realized gain (loss)	(109,898)
Realized gain distributions	4,945
Net change in unrealized appreciation (depreciation)	33,864
Net gain (loss)	(71,089)

Increase (decrease) in net assets from operations	$(46,592)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,497	$3,248
Net realized gain (loss)	(109,898)	(274,338)
Realized gain distributions	4,945	116,851
Net change in unrealized appreciation (depreciation)	33,864	531,188

Increase (decrease) in net assets from operations	(46,592)	376,949

Contract owner transactions:
Proceeds from units sold	259,403	221,199
Cost of units redeemed	(203,589)	(612,550)
Account charges	(2,328)	(3,002)
Increase (decrease)	53,486	(394,353)
Net increase (decrease)	6,894	(17,404)
Net assets, beginning	1,627,476	1,644,880
Net assets, ending	$1,634,370	$1,627,476

Units sold	310,106	221,201
Units redeemed	(232,735)	(610,159)
Net increase (decrease)	77,371	(388,958)
Units outstanding, beginning	1,495,922	1,884,880
Units outstanding, ending	1,573,293	1,495,922

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,069,038
Cost of units redeemed/account charges	(1,475,997)
Net investment income (loss)	95,818
Net realized gain (loss)	(431,372)
Realized gain distributions	677,988
Net change in unrealized appreciation (depreciation)	(301,105)
Net assets	$1,634,370

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	475	$476	1.25%	-5.4%	12/31/2020	$1.01	0	$0	1.00%	-5.2%	12/31/2020	$1.02	0	$0	0.75%	-5.0%
12/31/2019	1.06	480	508	1.25%	23.3%	12/31/2019	1.07	0	0	1.00%	23.6%	12/31/2019	1.08	0	0	0.75%	23.9%
12/31/2018	0.86	788	677	1.25%	-20.0%	12/31/2018	0.86	0	0	1.00%	-19.8%	12/31/2018	0.87	0	0	0.75%	-19.6%
12/31/2017	1.07	260	279	1.25%	8.7%	12/31/2017	1.08	0	0	1.00%	9.0%	12/31/2017	1.08	0	0	0.75%	9.3%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	-4.7%	12/31/2020	$1.04	0	$0	0.25%	-4.5%	12/31/2020	$1.05	1,099	$1,159	0.00%	-4.2%
12/31/2019	1.08	0	0	0.50%	24.2%	12/31/2019	1.09	0	0	0.25%	24.5%	12/31/2019	1.10	1,016	1,119	0.00%	24.8%
12/31/2018	0.87	0	0	0.50%	-19.4%	12/31/2018	0.88	0	0	0.25%	-19.2%	12/31/2018	0.88	1,097	968	0.00%	-19.0%
12/31/2017	1.08	0	0	0.50%	9.5%	12/31/2017	1.09	0	0	0.25%	9.8%	12/31/2017	1.09	1,281	1,395	0.00%	10.1%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.7%
2018	3.8%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518	$507	48
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552	445	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$552	445

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5
Mortality & expense charges	(2)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	11
Net gain (loss)	12

Increase (decrease) in net assets from operations	$15

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$-
Net realized gain (loss)	-	-
Realized gain distributions	1	-
Net change in unrealized appreciation (depreciation)	11	-

Increase (decrease) in net assets from operations	15	-

Contract owner transactions:
Proceeds from units sold	537	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	537	-
Net increase (decrease)	552	-
Net assets, beginning	-	-
Net assets, ending	$552	$-

Units sold	445	-
Units redeemed	-	-
Net increase (decrease)	445	-
Units outstanding, beginning	-	-
Units outstanding, ending	445	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$537
Cost of units redeemed/account charges	-
Net investment income (loss)	3
Net realized gain (loss)	-
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	11
Net assets	$552

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$1	1.25%	6.0%	12/31/2020	$1.25	0	$0	1.00%	6.3%	12/31/2020	$1.27	0	$0	0.75%	6.5%
12/31/2019	1.17	0	0	1.25%	13.0%	12/31/2019	1.18	0	0	1.00%	13.3%	12/31/2019	1.19	0	0	0.75%	13.6%
12/31/2018	1.03	0	0	1.25%	-3.5%	12/31/2018	1.04	0	0	1.00%	-3.2%	12/31/2018	1.05	0	0	0.75%	-3.0%
12/31/2017	1.07	0	0	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.6%	12/31/2017	1.08	0	0	0.75%	6.9%
12/31/2016	1.01	0	0	1.25%	0.8%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	6.8%	12/31/2020	$1.30	0	$0	0.25%	7.1%	12/31/2020	$1.31	0	$0	0.00%	7.3%
12/31/2019	1.20	0	0	0.50%	13.9%	12/31/2019	1.21	0	0	0.25%	14.2%	12/31/2019	1.22	0	0	0.00%	14.5%
12/31/2018	1.06	0	0	0.50%	-2.8%	12/31/2018	1.06	0	0	0.25%	-2.5%	12/31/2018	1.07	0	0	0.00%	-2.3%
12/31/2017	1.09	0	0	0.50%	7.2%	12/31/2017	1.09	0	0	0.25%	7.4%	12/31/2017	1.09	0	0	0.00%	7.7%
12/31/2016	1.01	0	0	0.50%	1.3%	12/31/2016	1.01	0	0	0.25%	1.4%	12/31/2016	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund Institutional Class - 06-FCJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,325	$150,242	17,540
Receivables: investments sold	941
Payables: investments purchased	-
Net assets	$159,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,266	131,533	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$159,266	131,533

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,592
Mortality & expense charges	(1,992)
Net investment income (loss)	5,600

Gain (loss) on investments:
Net realized gain (loss)	(2,601)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,802
Net gain (loss)	1,201

Increase (decrease) in net assets from operations	$6,801

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,600	$15,731
Net realized gain (loss)	(2,601)	10,392
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,802	30,034

Increase (decrease) in net assets from operations	6,801	56,157

Contract owner transactions:
Proceeds from units sold	127,895	84,642
Cost of units redeemed	(136,754)	(493,676)
Account charges	(28)	(35)
Increase (decrease)	(8,887)	(409,069)
Net increase (decrease)	(2,086)	(352,912)
Net assets, beginning	161,352	514,264
Net assets, ending	$159,266	$161,352

Units sold	113,684	75,704
Units redeemed	(120,904)	(439,046)
Net increase (decrease)	(7,220)	(363,342)
Units outstanding, beginning	138,753	502,095
Units outstanding, ending	131,533	138,753

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$895,555
Cost of units redeemed/account charges	(782,215)
Net investment income (loss)	36,604
Net realized gain (loss)	1,239
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,083
Net assets	$159,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	132	$159	1.25%	4.1%	12/31/2020	$1.22	0	$0	1.00%	4.4%	12/31/2020	$1.24	0	$0	0.75%	4.6%
12/31/2019	1.16	139	161	1.25%	13.5%	12/31/2019	1.17	0	0	1.00%	13.8%	12/31/2019	1.18	0	0	0.75%	14.1%
12/31/2018	1.02	502	514	1.25%	-3.7%	12/31/2018	1.03	0	0	1.00%	-3.5%	12/31/2018	1.03	0	0	0.75%	-3.2%
12/31/2017	1.06	249	265	1.25%	5.7%	12/31/2017	1.07	0	0	1.00%	6.0%	12/31/2017	1.07	0	0	0.75%	6.2%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	4.9%	12/31/2020	$1.26	0	$0	0.25%	5.2%	12/31/2020	$1.27	0	$0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	14.4%	12/31/2019	1.20	0	0	0.25%	14.7%	12/31/2019	1.21	0	0	0.00%	15.0%
12/31/2018	1.04	0	0	0.50%	-3.0%	12/31/2018	1.05	0	0	0.25%	-2.7%	12/31/2018	1.05	0	0	0.00%	-2.5%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.08	0	0	0.25%	6.8%	12/31/2017	1.08	0	0	0.00%	7.0%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.7%
2019	6.1%
2018	5.0%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund Institutional Class - 06-FCK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,187,778	$9,006,032	774,297
Receivables: investments sold	188,968
Payables: investments purchased	-
Net assets	$9,376,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,319,805	7,801,180	$1.19
Band 100	-	-	1.21
Band 75	56,941	46,704	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$9,376,746	7,847,884

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$461,723
Mortality & expense charges	(113,424)
Net investment income (loss)	348,299

Gain (loss) on investments:
Net realized gain (loss)	(115,170)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	145,128
Net gain (loss)	29,958

Increase (decrease) in net assets from operations	$378,257

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$348,299	$327,738
Net realized gain (loss)	(115,170)	115
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	145,128	118,443

Increase (decrease) in net assets from operations	378,257	446,296

Contract owner transactions:
Proceeds from units sold	5,418,949	4,137,713
Cost of units redeemed	(4,903,842)	(1,763,370)
Account charges	(15,151)	(12,095)
Increase (decrease)	499,956	2,362,248
Net increase (decrease)	878,213	2,808,544
Net assets, beginning	8,498,533	5,689,989
Net assets, ending	$9,376,746	$8,498,533

Units sold	4,773,673	3,748,234
Units redeemed	(4,365,180)	(1,624,964)
Net increase (decrease)	408,493	2,123,270
Units outstanding, beginning	7,439,391	5,316,121
Units outstanding, ending	7,847,884	7,439,391

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,476,183
Cost of units redeemed/account charges	(8,949,350)
Net investment income (loss)	816,596
Net realized gain (loss)	(148,429)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	181,746
Net assets	$9,376,746

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	7,801	$9,320	1.25%	4.6%	12/31/2020	$1.21	0	$0	1.00%	4.8%	12/31/2020	$1.22	47	$57	0.75%	5.1%
12/31/2019	1.14	7,397	8,450	1.25%	6.7%	12/31/2019	1.15	0	0	1.00%	7.0%	12/31/2019	1.16	42	49	0.75%	7.3%
12/31/2018	1.07	5,289	5,661	1.25%	-0.7%	12/31/2018	1.08	0	0	1.00%	-0.4%	12/31/2018	1.08	27	29	0.75%	-0.2%
12/31/2017	1.08	557	600	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.8%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.5%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	5.4%	12/31/2020	$1.24	0	$0	0.25%	5.6%	12/31/2020	$1.26	0	$0	0.00%	5.9%
12/31/2019	1.17	0	0	0.50%	7.5%	12/31/2019	1.18	0	0	0.25%	7.8%	12/31/2019	1.19	0	0	0.00%	8.1%
12/31/2018	1.09	0	0	0.50%	0.1%	12/31/2018	1.09	0	0	0.25%	0.3%	12/31/2018	1.10	0	0	0.00%	0.6%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.3%	12/31/2017	1.09	0	0	0.00%	8.6%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.2%
2019	5.9%
2018	5.5%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund Institutional Class - 06-FCM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,298,292	$5,021,450	425,125
Receivables: investments sold	-
Payables: investments purchased	(82,001)
Net assets	$5,216,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,211,920	3,582,375	$1.18
Band 100	-	-	1.19
Band 75	191,547	159,645	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	812,824	657,117	1.24
Total	$5,216,291	4,399,137

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$122,337
Mortality & expense charges	(42,211)
Net investment income (loss)	80,126

Gain (loss) on investments:
Net realized gain (loss)	96,689
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	217,875
Net gain (loss)	314,564

Increase (decrease) in net assets from operations	$394,690

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$80,126	$17,434
Net realized gain (loss)	96,689	5,198
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	217,875	102,475

Increase (decrease) in net assets from operations	394,690	125,107

Contract owner transactions:
Proceeds from units sold	4,021,732	1,779,410
Cost of units redeemed	(1,910,149)	(739,229)
Account charges	(4,322)	(2,045)
Increase (decrease)	2,107,261	1,038,136
Net increase (decrease)	2,501,951	1,163,243
Net assets, beginning	2,714,340	1,551,097
Net assets, ending	$5,216,291	$2,714,340

Units sold	3,562,807	1,688,446
Units redeemed	(1,705,496)	(703,339)
Net increase (decrease)	1,857,311	985,107
Units outstanding, beginning	2,541,826	1,556,719
Units outstanding, ending	4,399,137	2,541,826

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,803,847
Cost of units redeemed/account charges	(3,082,515)
Net investment income (loss)	122,225
Net realized gain (loss)	95,892
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	276,842
Net assets	$5,216,291

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	3,582	$4,212	1.25%	10.7%	12/31/2020	$1.19	0	$0	1.00%	11.0%	12/31/2020	$1.20	160	$192	0.75%	11.3%
12/31/2019	1.06	2,140	2,272	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	32	35	0.75%	7.7%
12/31/2018	0.99	1,193	1,182	1.25%	-3.2%	12/31/2018	1.00	0	0	1.00%	-2.9%	12/31/2018	1.00	16	16	0.75%	-2.7%
12/31/2017	1.02	428	437	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	3.1%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	11.6%	12/31/2020	$1.22	0	$0	0.25%	11.9%	12/31/2020	$1.24	657	$813	0.00%	12.1%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.3%	12/31/2019	1.10	370	408	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-2.5%	12/31/2018	1.01	0	0	0.25%	-2.2%	12/31/2018	1.02	348	353	0.00%	-2.0%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.7%	12/31/2017	1.04	268	278	0.00%	3.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	1.7%
2018	2.3%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund Institutional Class - 06-FCN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,519,065	$1,501,124	147,126
Receivables: investments sold	40,473
Payables: investments purchased	-
Net assets	$1,559,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,559,538	1,322,556	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$1,559,538	1,322,556

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,312
Mortality & expense charges	(15,045)
Net investment income (loss)	14,267

Gain (loss) on investments:
Net realized gain (loss)	13,588
Realized gain distributions	53,530
Net change in unrealized appreciation (depreciation)	(5,997)
Net gain (loss)	61,121

Increase (decrease) in net assets from operations	$75,388

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,267	$20,470
Net realized gain (loss)	13,588	1,194
Realized gain distributions	53,530	699
Net change in unrealized appreciation (depreciation)	(5,997)	27,688

Increase (decrease) in net assets from operations	75,388	50,051

Contract owner transactions:
Proceeds from units sold	1,431,705	346,542
Cost of units redeemed	(831,944)	(134,771)
Account charges	(1,604)	(559)
Increase (decrease)	598,157	211,212
Net increase (decrease)	673,545	261,263
Net assets, beginning	885,993	624,730
Net assets, ending	$1,559,538	$885,993

Units sold	1,256,466	328,554
Units redeemed	(742,310)	(129,669)
Net increase (decrease)	514,156	198,885
Units outstanding, beginning	808,400	609,515
Units outstanding, ending	1,322,556	808,400

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,487,401
Cost of units redeemed/account charges	(1,055,260)
Net investment income (loss)	42,489
Net realized gain (loss)	12,738
Realized gain distributions	54,229
Net change in unrealized appreciation (depreciation)	17,941
Net assets	$1,559,538

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	1,323	$1,560	1.25%	7.6%	12/31/2020	$1.19	0	$0	1.00%	7.9%	12/31/2020	$1.20	0	$0	0.75%	8.1%
12/31/2019	1.10	808	886	1.25%	6.9%	12/31/2019	1.10	0	0	1.00%	7.2%	12/31/2019	1.11	0	0	0.75%	7.5%
12/31/2018	1.02	610	625	1.25%	-1.5%	12/31/2018	1.03	0	0	1.00%	-1.3%	12/31/2018	1.04	0	0	0.75%	-1.0%
12/31/2017	1.04	157	163	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.1%	12/31/2017	1.05	0	0	0.75%	4.4%
12/31/2016	1.00	0	0	1.25%	0.2%	12/31/2016	1.00	0	0	1.00%	0.2%	12/31/2016	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.4%	12/31/2020	$1.23	0	$0	0.25%	8.7%	12/31/2020	$1.24	0	$0	0.00%	8.9%
12/31/2019	1.12	0	0	0.50%	7.7%	12/31/2019	1.13	0	0	0.25%	8.0%	12/31/2019	1.14	0	0	0.00%	8.3%
12/31/2018	1.04	0	0	0.50%	-0.8%	12/31/2018	1.05	0	0	0.25%	-0.5%	12/31/2018	1.05	0	0	0.00%	-0.3%
12/31/2017	1.05	0	0	0.50%	4.6%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.1%
12/31/2016	1.00	0	0	0.50%	0.3%	12/31/2016	1.00	0	0	0.25%	0.3%	12/31/2016	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	4.0%
2018	2.8%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,398	$53,131	4,140
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$63,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,220	38,060	$1.61
Band 100	2,177	1,342	1.62
Band 75	-	-	1.64
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$63,397	39,402

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$62
Mortality & expense charges	(678)
Net investment income (loss)	(616)

Gain (loss) on investments:
Net realized gain (loss)	163
Realized gain distributions	2,887
Net change in unrealized appreciation (depreciation)	9,068
Net gain (loss)	12,118

Increase (decrease) in net assets from operations	$11,502

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(616)	$(308)
Net realized gain (loss)	163	(289)
Realized gain distributions	2,887	4,046
Net change in unrealized appreciation (depreciation)	9,068	10,599

Increase (decrease) in net assets from operations	11,502	14,048

Contract owner transactions:
Proceeds from units sold	600	1,061
Cost of units redeemed	(2,832)	(3,934)
Account charges	(10)	(10)
Increase (decrease)	(2,242)	(2,883)
Net increase (decrease)	9,260	11,165
Net assets, beginning	54,137	42,972
Net assets, ending	$63,397	$54,137

Units sold	457	992
Units redeemed	(2,100)	(3,444)
Net increase (decrease)	(1,643)	(2,452)
Units outstanding, beginning	41,045	43,497
Units outstanding, ending	39,402	41,045

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,851
Cost of units redeemed/account charges	(10,837)
Net investment income (loss)	(1,305)
Net realized gain (loss)	140
Realized gain distributions	16,281
Net change in unrealized appreciation (depreciation)	10,267
Net assets	$63,397

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	38	$61	1.25%	22.0%	12/31/2020	$1.62	1	$2	1.00%	22.3%	12/31/2020	$1.64	0	$0	0.75%	22.6%
12/31/2019	1.32	38	50	1.25%	33.5%	12/31/2019	1.33	3	4	1.00%	33.8%	12/31/2019	1.33	0	0	0.75%	34.2%
12/31/2018	0.99	40	40	1.25%	-8.4%	12/31/2018	0.99	3	3	1.00%	-8.2%	12/31/2018	0.99	0	0	0.75%	-7.9%
12/31/2017	1.08	42	46	1.25%	7.8%	12/31/2017	1.08	3	3	1.00%	7.9%	12/31/2017	1.08	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	22.9%	12/31/2020	$1.66	0	$0	0.25%	23.2%	12/31/2020	$1.68	0	$0	0.00%	23.5%
12/31/2019	1.34	0	0	0.50%	34.5%	12/31/2019	1.35	0	0	0.25%	34.8%	12/31/2019	1.36	0	0	0.00%	35.2%
12/31/2018	1.00	0	0	0.50%	-7.7%	12/31/2018	1.00	0	0	0.25%	-7.5%	12/31/2018	1.01	0	0	0.00%	-7.2%
12/31/2017	1.08	0	0	0.50%	8.2%	12/31/2017	1.08	0	0	0.25%	8.3%	12/31/2017	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.6%
2018	0.5%
2017	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	1.25%	-0.4%	12/31/2020	$1.00	0	$0	1.00%	-0.2%	12/31/2020	$1.00	0	$0	0.75%	0.1%
12/31/2019	0.99	0	0	1.25%	10.9%	12/31/2019	1.00	0	0	1.00%	11.1%	12/31/2019	1.00	0	0	0.75%	11.4%
12/31/2018	0.90	0	0	1.25%	-14.9%	12/31/2018	0.90	0	0	1.00%	-14.6%	12/31/2018	0.90	0	0	0.75%	-14.4%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.3%	12/31/2017	1.05	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	0.3%	12/31/2020	$1.02	0	$0	0.25%	0.6%	12/31/2020	$1.03	0	$0	0.00%	0.8%
12/31/2019	1.01	0	0	0.50%	11.7%	12/31/2019	1.01	0	0	0.25%	12.0%	12/31/2019	1.02	0	0	0.00%	12.3%
12/31/2018	0.90	0	0	0.50%	-14.2%	12/31/2018	0.91	0	0	0.25%	-14.0%	12/31/2018	0.91	0	0	0.00%	-13.8%
12/31/2017	1.05	0	0	0.50%	5.3%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,299	$116,947	10,471
Receivables: investments sold	-
Payables: investments purchased	(82)
Net assets	$118,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,217	101,498	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$118,217	101,498

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$587
Mortality & expense charges	(214)
Net investment income (loss)	373

Gain (loss) on investments:
Net realized gain (loss)	98
Realized gain distributions	477
Net change in unrealized appreciation (depreciation)	1,352
Net gain (loss)	1,927

Increase (decrease) in net assets from operations	$2,300

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$373	$-
Net realized gain (loss)	98	-
Realized gain distributions	477	-
Net change in unrealized appreciation (depreciation)	1,352	-

Increase (decrease) in net assets from operations	2,300	-

Contract owner transactions:
Proceeds from units sold	221,500	-
Cost of units redeemed	(105,433)	-
Account charges	(150)	-
Increase (decrease)	115,917	-
Net increase (decrease)	118,217	-
Net assets, beginning	-	-
Net assets, ending	$118,217	$-

Units sold	396,691	-
Units redeemed	(295,193)	-
Net increase (decrease)	101,498	-
Units outstanding, beginning	-	-
Units outstanding, ending	101,498	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$221,500
Cost of units redeemed/account charges	(105,583)
Net investment income (loss)	373
Net realized gain (loss)	98
Realized gain distributions	477
Net change in unrealized appreciation (depreciation)	1,352
Net assets	$118,217

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	101	$118	1.25%	6.3%	12/31/2020	$1.17	0	$0	1.00%	6.5%	12/31/2020	$1.18	0	$0	0.75%	6.8%
12/31/2019	1.10	0	0	1.25%	13.3%	12/31/2019	1.10	0	0	1.00%	13.6%	12/31/2019	1.11	0	0	0.75%	13.9%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.8%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	7.1%	12/31/2020	$1.20	0	$0	0.25%	7.3%	12/31/2020	$1.21	0	$0	0.00%	7.6%
12/31/2019	1.11	0	0	0.50%	14.2%	12/31/2019	1.12	0	0	0.25%	14.5%	12/31/2019	1.12	0	0	0.00%	14.8%
12/31/2018	0.97	0	0	0.50%	-2.5%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.0%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund Institutional Class - 06-3FC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,085	$235,393	20,423
Receivables: investments sold	169
Payables: investments purchased	-
Net assets	$253,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,254	220,613	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$253,254	220,613

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,844
Mortality & expense charges	(3,008)
Net investment income (loss)	5,836

Gain (loss) on investments:
Net realized gain (loss)	1,782
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,049
Net gain (loss)	9,831

Increase (decrease) in net assets from operations	$15,667

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,836	$5,782
Net realized gain (loss)	1,782	151
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,049	13,646

Increase (decrease) in net assets from operations	15,667	19,579

Contract owner transactions:
Proceeds from units sold	111,462	221,705
Cost of units redeemed	(169,048)	(31,122)
Account charges	(5)	(3)
Increase (decrease)	(57,591)	190,580
Net increase (decrease)	(41,924)	210,159
Net assets, beginning	295,178	85,019
Net assets, ending	$253,254	$295,178

Units sold	106,802	219,862
Units redeemed	(161,491)	(32,431)
Net increase (decrease)	(54,689)	187,431
Units outstanding, beginning	275,302	87,871
Units outstanding, ending	220,613	275,302

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$419,414
Cost of units redeemed/account charges	(200,178)
Net investment income (loss)	14,396
Net realized gain (loss)	1,930
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	17,692
Net assets	$253,254

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	221	$253	1.25%	7.1%	12/31/2020	$1.16	0	$0	1.00%	7.3%	12/31/2020	$1.16	0	$0	0.75%	7.6%
12/31/2019	1.07	275	295	1.25%	10.8%	12/31/2019	1.08	0	0	1.00%	11.1%	12/31/2019	1.08	0	0	0.75%	11.4%
12/31/2018	0.97	88	85	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.1%	12/31/2018	0.97	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	7.9%	12/31/2020	$1.18	0	$0	0.25%	8.1%	12/31/2020	$1.18	0	$0	0.00%	8.4%
12/31/2019	1.08	0	0	0.50%	11.7%	12/31/2019	1.09	0	0	0.25%	11.9%	12/31/2019	1.09	0	0	0.00%	12.2%
12/31/2018	0.97	0	0	0.50%	-2.9%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	4.3%
2018	7.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153,977	$151,189	14,124
Receivables: investments sold	2,665
Payables: investments purchased	-
Net assets	$156,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,642	140,125	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$156,642	140,125

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,461
Mortality & expense charges	(928)
Net investment income (loss)	1,533

Gain (loss) on investments:
Net realized gain (loss)	2,139
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,788
Net gain (loss)	4,927

Increase (decrease) in net assets from operations	$6,460

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,533	$-
Net realized gain (loss)	2,139	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,788	-

Increase (decrease) in net assets from operations	6,460	-

Contract owner transactions:
Proceeds from units sold	317,015	-
Cost of units redeemed	(166,741)	-
Account charges	(92)	-
Increase (decrease)	150,182	-
Net increase (decrease)	156,642	-
Net assets, beginning	-	-
Net assets, ending	$156,642	$-

Units sold	430,310	-
Units redeemed	(290,185)	-
Net increase (decrease)	140,125	-
Units outstanding, beginning	-	-
Units outstanding, ending	140,125	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$317,015
Cost of units redeemed/account charges	(166,833)
Net investment income (loss)	1,533
Net realized gain (loss)	2,139
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,788
Net assets	$156,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	140	$157	1.25%	4.9%	12/31/2020	$1.12	0	$0	1.00%	5.1%	12/31/2020	$1.13	0	$0	0.75%	5.4%
12/31/2019	1.07	0	0	1.25%	6.0%	12/31/2019	1.07	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%
12/31/2018	1.01	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.7%	12/31/2020	$1.14	0	$0	0.25%	5.9%	12/31/2020	$1.15	0	$0	0.00%	6.2%
12/31/2019	1.08	0	0	0.50%	6.8%	12/31/2019	1.08	0	0	0.25%	7.1%	12/31/2019	1.08	0	0	0.00%	7.3%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	16.0%	12/31/2020	$1.35	0	$0	1.00%	16.3%	12/31/2020	$1.36	0	$0	0.75%	16.5%
12/31/2019	1.15	0	0	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.2%
12/31/2018	0.99	0	0	1.25%	-1.0%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	16.8%	12/31/2020	$1.38	0	$0	0.25%	17.1%	12/31/2020	$1.39	0	$0	0.00%	17.4%
12/31/2019	1.17	0	0	0.50%	17.5%	12/31/2019	1.18	0	0	0.25%	17.8%	12/31/2019	1.18	0	0	0.00%	18.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.2%	12/31/2018	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	1.25%	16.1%	12/31/2020	$1.33	0	$0	1.00%	16.4%	12/31/2020	$1.33	0	$0	0.75%	16.7%
12/31/2019	1.13	0	0	1.25%	11.7%	12/31/2019	1.14	0	0	1.00%	11.9%	12/31/2019	1.14	0	0	0.75%	12.2%
12/31/2018	1.02	0	0	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	17.0%	12/31/2020	$1.35	0	$0	0.25%	17.3%	12/31/2020	$1.36	0	$0	0.00%	17.6%
12/31/2019	1.15	0	0	0.50%	12.5%	12/31/2019	1.15	0	0	0.25%	12.8%	12/31/2019	1.16	0	0	0.00%	13.1%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Small-Cap Fund R6 Class - 06-3YT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(16)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	(354)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	(354)

Increase (decrease) in net assets from operations	$(370)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$-
Net realized gain (loss)	(354)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	(370)	-

Contract owner transactions:
Proceeds from units sold	3,651	-
Cost of units redeemed	(3,281)	-
Account charges	-	-
Increase (decrease)	370	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	3,507	-
Units redeemed	(3,507)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,651
Cost of units redeemed/account charges	(3,281)
Net investment income (loss)	(16)
Net realized gain (loss)	(354)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	15.6%	12/31/2020	$1.23	0	$0	1.00%	15.9%	12/31/2020	$1.23	0	$0	0.75%	16.2%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	16.5%	12/31/2020	$1.24	0	$0	0.25%	16.8%	12/31/2020	$1.25	0	$0	0.00%	17.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	1.25%	6.0%	12/31/2020	$1.07	0	$0	1.00%	6.3%	12/31/2020	$1.07	0	$0	0.75%	6.5%
12/31/2019	1.00	0	0	1.25%	0.4%	12/31/2019	1.00	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	6.8%	12/31/2020	$1.08	0	$0	0.25%	7.1%	12/31/2020	$1.08	0	$0	0.00%	7.3%
12/31/2019	1.01	0	0	0.50%	0.6%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$466,731	$441,229	57,202
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$466,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$466,774	420,052	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$466,774	420,052

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,187
Mortality & expense charges	(4,208)
Net investment income (loss)	979

Gain (loss) on investments:
Net realized gain (loss)	(8,593)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	29,759
Net gain (loss)	21,166

Increase (decrease) in net assets from operations	$22,145

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$979	$5,148
Net realized gain (loss)	(8,593)	-
Realized gain distributions	-	8,535
Net change in unrealized appreciation (depreciation)	29,759	(4,257)

Increase (decrease) in net assets from operations	22,145	9,426

Contract owner transactions:
Proceeds from units sold	146,213	691,334
Cost of units redeemed	(58,822)	(341,939)
Account charges	(1,270)	(313)
Increase (decrease)	86,121	349,082
Net increase (decrease)	108,266	358,508
Net assets, beginning	358,508	-
Net assets, ending	$466,774	$358,508

Units sold	149,367	660,557
Units redeemed	(62,346)	(327,526)
Net increase (decrease)	87,021	333,031
Units outstanding, beginning	333,031	-
Units outstanding, ending	420,052	333,031

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$837,547
Cost of units redeemed/account charges	(402,344)
Net investment income (loss)	6,127
Net realized gain (loss)	(8,593)
Realized gain distributions	8,535
Net change in unrealized appreciation (depreciation)	25,502
Net assets	$466,774

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	420	$467	1.25%	3.2%	12/31/2020	$1.12	0	$0	1.00%	3.5%	12/31/2020	$1.12	0	$0	0.75%	3.7%
12/31/2019	1.08	333	359	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.8%	12/31/2019	1.08	0	0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	4.0%	12/31/2020	$1.13	0	$0	0.25%	4.3%	12/31/2020	$1.13	0	$0	0.00%	4.5%
12/31/2019	1.08	0	0	0.50%	8.2%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	4.5%	12/31/2020	$1.06	0	$0	1.00%	4.8%	12/31/2020	$1.06	0	$0	0.75%	5.0%
12/31/2019	1.01	0	0	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	5.3%	12/31/2020	$1.07	0	$0	0.25%	5.5%	12/31/2020	$1.07	0	$0	0.00%	5.8%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.1%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2025 Inst Class - 06-49F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	13.7%	12/31/2020	$1.20	0	$0	1.00%	14.0%	12/31/2020	$1.20	0	$0	0.75%	14.3%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	14.6%	12/31/2020	$1.21	0	$0	0.25%	14.8%	12/31/2020	$1.21	0	$0	0.00%	15.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2030 Inst Class - 06-49G (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.9%	12/31/2020	$1.20	0	$0	1.00%	13.1%	12/31/2020	$1.21	0	$0	0.75%	13.4%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	13.7%	12/31/2020	$1.21	0	$0	0.25%	14.0%	12/31/2020	$1.22	0	$0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2035 Inst Class - 06-49H (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	12.3%	12/31/2020	$1.21	0	$0	1.00%	12.6%	12/31/2020	$1.21	0	$0	0.75%	12.9%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	13.2%	12/31/2020	$1.22	0	$0	0.25%	13.4%	12/31/2020	$1.23	0	$0	0.00%	13.7%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2040 Inst Class - 06-49J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	12.4%	12/31/2020	$1.22	0	$0	1.00%	12.7%	12/31/2020	$1.23	0	$0	0.75%	13.0%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	13.2%	12/31/2020	$1.23	0	$0	0.25%	13.5%	12/31/2020	$1.24	0	$0	0.00%	13.8%
12/31/2019	1.09	0	0	0.50%	8.7%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2045 Inst Class - 06-49K (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	12.5%	12/31/2020	$1.23	0	$0	1.00%	12.8%	12/31/2020	$1.24	0	$0	0.75%	13.1%
12/31/2019	1.09	0	0	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.2%	12/31/2019	1.09	0	0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	13.4%	12/31/2020	$1.24	0	$0	0.25%	13.7%	12/31/2020	$1.25	0	$0	0.00%	13.9%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.4%	12/31/2019	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2050 Inst Class - 06-49M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	12.3%	12/31/2020	$1.23	0	$0	1.00%	12.6%	12/31/2020	$1.24	0	$0	0.75%	12.9%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	13.2%	12/31/2020	$1.25	0	$0	0.25%	13.4%	12/31/2020	$1.25	0	$0	0.00%	13.7%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2055 Inst Class - 06-49N (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	11.9%	12/31/2020	$1.23	0	$0	1.00%	12.2%	12/31/2020	$1.23	0	$0	0.75%	12.5%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	12.7%	12/31/2020	$1.24	0	$0	0.25%	13.0%	12/31/2020	$1.25	0	$0	0.00%	13.3%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend Inc Instl Class - 06-49P (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	12.5%	12/31/2020	$1.17	0	$0	1.00%	12.8%	12/31/2020	$1.17	0	$0	0.75%	13.1%
12/31/2019	1.03	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	13.4%	12/31/2020	$1.18	0	$0	0.25%	13.7%	12/31/2020	$1.18	0	$0	0.00%	14.0%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend Income Fund Admin Class - 06-3YG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	12.3%	12/31/2020	$1.18	0	$0	1.00%	12.6%	12/31/2020	$1.19	0	$0	0.75%	12.9%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	13.1%	12/31/2020	$1.19	0	$0	0.25%	13.4%	12/31/2020	$1.20	0	$0	0.00%	13.7%
12/31/2019	1.05	0	0	0.50%	5.1%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2025 Fund Admin Class - 06-3Y3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	13.4%	12/31/2020	$1.20	0	$0	1.00%	13.7%	12/31/2020	$1.21	0	$0	0.75%	13.9%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	14.2%	12/31/2020	$1.22	0	$0	0.25%	14.5%	12/31/2020	$1.22	0	$0	0.00%	14.8%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.1%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2030 Fund Admin Class - 06-3Y4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.6%	12/31/2020	$1.20	0	$0	1.00%	12.9%	12/31/2020	$1.21	0	$0	0.75%	13.2%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	13.5%	12/31/2020	$1.21	0	$0	0.25%	13.8%	12/31/2020	$1.22	0	$0	0.00%	14.1%
12/31/2019	1.07	0	0	0.50%	6.6%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2035 Fund Admin Class - 06-3Y6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.0%	12/31/2020	$1.20	0	$0	1.00%	12.3%	12/31/2020	$1.20	0	$0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	12.8%	12/31/2020	$1.21	0	$0	0.25%	13.1%	12/31/2020	$1.22	0	$0	0.00%	13.4%
12/31/2019	1.07	0	0	0.50%	7.2%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2040 Fund Admin Class - 06-3Y7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.1%	12/31/2020	$1.21	0	$0	1.00%	12.4%	12/31/2020	$1.21	0	$0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.3%	12/31/2019	1.07	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	12.9%	12/31/2020	$1.22	0	$0	0.25%	13.2%	12/31/2020	$1.22	0	$0	0.00%	13.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2045 Fund Admin Class - 06-3Y9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.2%	12/31/2020	$1.21	0	$0	1.00%	12.4%	12/31/2020	$1.21	0	$0	0.75%	12.7%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	13.0%	12/31/2020	$1.22	0	$0	0.25%	13.3%	12/31/2020	$1.23	0	$0	0.00%	13.6%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2050 Fund Admin Class - 06-3YC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	12.0%	12/31/2020	$1.21	0	$0	1.00%	12.3%	12/31/2020	$1.21	0	$0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	12.8%	12/31/2020	$1.22	0	$0	0.25%	13.1%	12/31/2020	$1.23	0	$0	0.00%	13.4%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2055 Fund Admin Class - 06-3YF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	11.7%	12/31/2020	$1.21	0	$0	1.00%	11.9%	12/31/2020	$1.21	0	$0	0.75%	12.2%
12/31/2019	1.08	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.7%	12/31/2019	1.08	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	12.5%	12/31/2020	$1.22	0	$0	0.25%	12.8%	12/31/2020	$1.22	0	$0	0.00%	13.1%
12/31/2019	1.08	0	0	0.50%	8.0%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Low Duration Instl Inst Class - 06-4R7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	0.2%	12/31/2020	$1.00	0	$0	1.00%	0.2%	12/31/2020	$1.00	0	$0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	0.50%	0.3%	12/31/2020	$1.00	0	$0	0.25%	0.3%	12/31/2020	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO STCKPLUS INSTL Institutional Class - 06-4K3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,773	$107,454	10,740
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$125,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,774	91,888	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$125,774	91,888

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,193
Mortality & expense charges	(1,083)
Net investment income (loss)	2,110

Gain (loss) on investments:
Net realized gain (loss)	11,351
Realized gain distributions	1,306
Net change in unrealized appreciation (depreciation)	18,319
Net gain (loss)	30,976

Increase (decrease) in net assets from operations	$33,086

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,110	$-
Net realized gain (loss)	11,351	-
Realized gain distributions	1,306	-
Net change in unrealized appreciation (depreciation)	18,319	-

Increase (decrease) in net assets from operations	33,086	-

Contract owner transactions:
Proceeds from units sold	370,012	-
Cost of units redeemed	(277,053)	-
Account charges	(271)	-
Increase (decrease)	92,688	-
Net increase (decrease)	125,774	-
Net assets, beginning	-	-
Net assets, ending	$125,774	$-

Units sold	324,388	-
Units redeemed	(232,500)	-
Net increase (decrease)	91,888	-
Units outstanding, beginning	-	-
Units outstanding, ending	91,888	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$370,012
Cost of units redeemed/account charges	(277,324)
Net investment income (loss)	2,110
Net realized gain (loss)	11,351
Realized gain distributions	1,306
Net change in unrealized appreciation (depreciation)	18,319
Net assets	$125,774

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	92	$126	1.25%	36.9%	12/31/2020	$1.37	0	$0	1.00%	37.1%	12/31/2020	$1.37	0	$0	0.75%	37.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	37.6%	12/31/2020	$1.38	0	$0	0.25%	37.8%	12/31/2020	$1.38	0	$0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,394	$47,561	5,731
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$63,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,394	36,328	$1.75
Band 100	-	-	1.75
Band 75	-	-	1.75
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.76
Total	$63,394	36,328

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,237
Mortality & expense charges	(438)
Net investment income (loss)	2,799

Gain (loss) on investments:
Net realized gain (loss)	6,722
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,833
Net gain (loss)	22,555

Increase (decrease) in net assets from operations	$25,354

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,799	$-
Net realized gain (loss)	6,722	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	15,833	-

Increase (decrease) in net assets from operations	25,354	-

Contract owner transactions:
Proceeds from units sold	133,834	-
Cost of units redeemed	(95,676)	-
Account charges	(118)	-
Increase (decrease)	38,040	-
Net increase (decrease)	63,394	-
Net assets, beginning	-	-
Net assets, ending	$63,394	$-

Units sold	108,908	-
Units redeemed	(72,580)	-
Net increase (decrease)	36,328	-
Units outstanding, beginning	-	-
Units outstanding, ending	36,328	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$133,834
Cost of units redeemed/account charges	(95,794)
Net investment income (loss)	2,799
Net realized gain (loss)	6,722
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,833
Net assets	$63,394

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	36	$63	1.25%	74.5%	12/31/2020	$1.75	0	$0	1.00%	74.8%	12/31/2020	$1.75	0	$0	0.75%	75.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	75.4%	12/31/2020	$1.76	0	$0	0.25%	75.7%	12/31/2020	$1.76	0	$0	0.00%	76.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	10.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon International Equity Fund Investor Class - 06-33X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	225
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(297)
Net gain (loss)	(72)

Increase (decrease) in net assets from operations	$(77)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$145
Net realized gain (loss)	225	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(297)	593

Increase (decrease) in net assets from operations	(77)	738

Contract owner transactions:
Proceeds from units sold	350	4,437
Cost of units redeemed	(8,323)	-
Account charges	-	-
Increase (decrease)	(7,973)	4,437
Net increase (decrease)	(8,050)	5,175
Net assets, beginning	8,050	2,875
Net assets, ending	$-	$8,050

Units sold	362	4,792
Units redeemed	(8,621)	-
Net increase (decrease)	(8,259)	4,792
Units outstanding, beginning	8,259	3,467
Units outstanding, ending	-	8,259

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,714
Cost of units redeemed/account charges	(8,323)
Net investment income (loss)	194
Net realized gain (loss)	225
Realized gain distributions	190
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	0	$0	1.25%	-0.5%	12/31/2020	$0.98	0	$0	1.00%	-0.3%	12/31/2020	$0.98	0	$0	0.75%	0.0%
12/31/2019	0.97	8	8	1.25%	17.5%	12/31/2019	0.98	0	0	1.00%	17.8%	12/31/2019	0.98	0	0	0.75%	18.1%
12/31/2018	0.83	3	3	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-16.9%	12/31/2018	0.83	0	0	0.75%	-16.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	0.50%	0.2%	12/31/2020	$1.00	0	$0	0.25%	0.5%	12/31/2020	$1.00	0	$0	0.00%	0.7%
12/31/2019	0.99	0	0	0.50%	18.4%	12/31/2019	0.99	0	0	0.25%	18.7%	12/31/2019	1.00	0	0	0.00%	19.0%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	3.6%
2018	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon International Equity Fund R6 Class - 06-33Y
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,090	$9,108	535
Receivables: investments sold	-
Payables: investments purchased	(255)
Net assets	$9,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,835	10,025	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$9,835	10,025

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,479
Mortality & expense charges	(6,516)
Net investment income (loss)	(5,037)

Gain (loss) on investments:
Net realized gain (loss)	(54,194)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(34,071)
Net gain (loss)	(88,265)

Increase (decrease) in net assets from operations	$(93,302)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,037)	$12,410
Net realized gain (loss)	(54,194)	31,277
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(34,071)	34,941

Increase (decrease) in net assets from operations	(93,302)	78,628

Contract owner transactions:
Proceeds from units sold	227,354	964,383
Cost of units redeemed	(870,709)	(524,656)
Account charges	(3,532)	(5,286)
Increase (decrease)	(646,887)	434,441
Net increase (decrease)	(740,189)	513,069
Net assets, beginning	750,024	236,955
Net assets, ending	$9,835	$750,024

Units sold	463,517	1,257,094
Units redeemed	(1,217,144)	(778,252)
Net increase (decrease)	(753,627)	478,842
Units outstanding, beginning	763,652	284,810
Units outstanding, ending	10,025	763,652

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,427,285
Cost of units redeemed/account charges	(1,404,448)
Net investment income (loss)	7,737
Net realized gain (loss)	(22,927)
Realized gain distributions	1,206
Net change in unrealized appreciation (depreciation)	982
Net assets	$9,835

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	10	$10	1.25%	-0.1%	12/31/2020	$0.99	0	$0	1.00%	0.1%	12/31/2020	$0.99	0	$0	0.75%	0.4%
12/31/2019	0.98	764	750	1.25%	18.1%	12/31/2019	0.99	0	0	1.00%	18.3%	12/31/2019	0.99	0	0	0.75%	18.6%
12/31/2018	0.83	285	237	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.6%	12/31/2018	0.84	0	0	0.75%	-16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	0.50%	0.6%	12/31/2020	$1.01	0	$0	0.25%	0.9%	12/31/2020	$1.02	0	$0	0.00%	1.1%
12/31/2019	1.00	0	0	0.50%	18.9%	12/31/2019	1.00	0	0	0.25%	19.2%	12/31/2019	1.00	0	0	0.00%	19.5%
12/31/2018	0.84	0	0	0.50%	-16.3%	12/31/2018	0.84	0	0	0.25%	-16.1%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	4.4%
2018	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Small Cap Value Fund R6 Class - 06-34C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$828,699	$850,458	33,088
Receivables: investments sold	820
Payables: investments purchased	-
Net assets	$829,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$829,519	796,181	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$829,519	796,181

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,433
Mortality & expense charges	(8,578)
Net investment income (loss)	(1,145)

Gain (loss) on investments:
Net realized gain (loss)	(69,241)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	65,864
Net gain (loss)	(3,377)

Increase (decrease) in net assets from operations	$(4,522)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,145)	$(434)
Net realized gain (loss)	(69,241)	(32,803)
Realized gain distributions	-	5,194
Net change in unrealized appreciation (depreciation)	65,864	176,162

Increase (decrease) in net assets from operations	(4,522)	148,119

Contract owner transactions:
Proceeds from units sold	193,547	74,669
Cost of units redeemed	(152,621)	(120,015)
Account charges	(637)	(460)
Increase (decrease)	40,289	(45,806)
Net increase (decrease)	35,767	102,313
Net assets, beginning	793,752	691,439
Net assets, ending	$829,519	$793,752

Units sold	211,319	79,631
Units redeemed	(197,867)	(128,491)
Net increase (decrease)	13,452	(48,860)
Units outstanding, beginning	782,729	831,589
Units outstanding, ending	796,181	782,729

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,288,541
Cost of units redeemed/account charges	(415,802)
Net investment income (loss)	(984)
Net realized gain (loss)	(109,987)
Realized gain distributions	89,510
Net change in unrealized appreciation (depreciation)	(21,759)
Net assets	$829,519

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	796	$830	1.25%	2.7%	12/31/2020	$1.05	0	$0	1.00%	3.0%	12/31/2020	$1.06	0	$0	0.75%	3.3%
12/31/2019	1.01	783	794	1.25%	22.0%	12/31/2019	1.02	0	0	1.00%	22.3%	12/31/2019	1.02	0	0	0.75%	22.6%
12/31/2018	0.83	832	691	1.25%	-16.9%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	3.5%	12/31/2020	$1.07	0	$0	0.25%	3.8%	12/31/2020	$1.08	0	$0	0.00%	4.0%
12/31/2019	1.03	0	0	0.50%	22.9%	12/31/2019	1.03	0	0	0.25%	23.2%	12/31/2019	1.04	0	0	0.00%	23.5%
12/31/2018	0.84	0	0	0.50%	-16.4%	12/31/2018	0.84	0	0	0.25%	-16.2%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.3%
2018	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Small Cap Value Fund Investor Class - 06-34F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	1.25%	2.4%	12/31/2020	$1.04	0	$0	1.00%	2.7%	12/31/2020	$1.05	0	$0	0.75%	2.9%
12/31/2019	1.01	0	0	1.25%	21.5%	12/31/2019	1.01	0	0	1.00%	21.8%	12/31/2019	1.02	0	0	0.75%	22.2%
12/31/2018	0.83	0	0	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-17.0%	12/31/2018	0.83	0	0	0.75%	-16.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	3.2%	12/31/2020	$1.06	0	$0	0.25%	3.4%	12/31/2020	$1.07	0	$0	0.00%	3.7%
12/31/2019	1.02	0	0	0.50%	22.5%	12/31/2019	1.03	0	0	0.25%	22.8%	12/31/2019	1.03	0	0	0.00%	23.1%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.5%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Large Cap Value Fund Institutional Class - 06-46F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	2.0%	12/31/2020	$1.10	0	$0	1.00%	2.2%	12/31/2020	$1.10	0	$0	0.75%	2.5%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	2.7%	12/31/2020	$1.11	0	$0	0.25%	3.0%	12/31/2020	$1.11	0	$0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	7.4%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Mid-Cap Value Fund Institutional Class - 06-46G (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	1.3%	12/31/2020	$1.07	0	$0	1.00%	1.6%	12/31/2020	$1.08	0	$0	0.75%	1.8%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	2.1%	12/31/2020	$1.08	0	$0	0.25%	2.3%	12/31/2020	$1.09	0	$0	0.00%	2.6%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.06	0	0	0.25%	6.0%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio Investor Class - 06-436
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,723,592	$11,826,305	822,933
Receivables: investments sold	27,629
Payables: investments purchased	-
Net assets	$13,751,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,751,221	6,324,206	$2.17
Band 100	-	-	2.23
Band 75	-	-	2.28
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.46
Total	$13,751,221	6,324,206

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$106,626
Mortality & expense charges	(149,246)
Net investment income (loss)	(42,620)

Gain (loss) on investments:
Net realized gain (loss)	(53,949)
Realized gain distributions	570,786
Net change in unrealized appreciation (depreciation)	1,397,722
Net gain (loss)	1,914,559

Increase (decrease) in net assets from operations	$1,871,939

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,620)	$38,600
Net realized gain (loss)	(53,949)	82,900
Realized gain distributions	570,786	720,593
Net change in unrealized appreciation (depreciation)	1,397,722	1,178,409

Increase (decrease) in net assets from operations	1,871,939	2,020,502

Contract owner transactions:
Proceeds from units sold	3,357,116	5,567,221
Cost of units redeemed	(3,888,987)	(3,348,058)
Account charges	(18,380)	(17,037)
Increase (decrease)	(550,251)	2,202,126
Net increase (decrease)	1,321,688	4,222,628
Net assets, beginning	12,429,533	8,206,905
Net assets, ending	$13,751,221	$12,429,533

Units sold	1,892,702	3,233,688
Units redeemed	(2,220,659)	(1,984,350)
Net increase (decrease)	(327,957)	1,249,338
Units outstanding, beginning	6,652,163	5,402,825
Units outstanding, ending	6,324,206	6,652,163

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,816,198
Cost of units redeemed/account charges	(21,026,428)
Net investment income (loss)	231,530
Net realized gain (loss)	743,988
Realized gain distributions	2,088,646
Net change in unrealized appreciation (depreciation)	1,897,287
Net assets	$13,751,221

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	6,324	$13,751	1.25%	16.4%	12/31/2020	$2.23	0	$0	1.00%	16.7%	12/31/2020	$2.28	0	$0	0.75%	17.0%
12/31/2019	1.87	6,616	12,355	1.25%	23.0%	12/31/2019	1.91	0	0	1.00%	23.3%	12/31/2019	1.95	0	0	0.75%	23.6%
12/31/2018	1.52	5,378	8,165	1.25%	-9.2%	12/31/2018	1.55	0	0	1.00%	-9.0%	12/31/2018	1.58	0	0	0.75%	-8.7%
12/31/2017	1.67	5,319	8,892	1.25%	17.6%	12/31/2017	1.70	0	0	1.00%	17.9%	12/31/2017	1.73	0	0	0.75%	18.2%
12/31/2016	1.42	4,729	6,724	1.25%	6.3%	12/31/2016	1.44	0	0	1.00%	6.5%	12/31/2016	1.46	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.34	0	$0	0.50%	17.3%	12/31/2020	$2.40	0	$0	0.25%	17.6%	12/31/2020	$2.46	0	$0	0.00%	17.9%
12/31/2019	1.99	0	0	0.50%	23.9%	12/31/2019	2.04	0	0	0.25%	24.2%	12/31/2019	2.08	36	75	0.00%	24.5%
12/31/2018	1.61	0	0	0.50%	-8.5%	12/31/2018	1.64	0	0	0.25%	-8.3%	12/31/2018	1.67	25	42	0.00%	-8.0%
12/31/2017	1.76	0	0	0.50%	18.5%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	19	34	0.00%	19.0%
12/31/2016	1.48	0	0	0.50%	7.1%	12/31/2016	1.51	0	0	0.25%	7.3%	12/31/2016	1.53	645	985	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.6%
2018	2.2%
2017	1.8%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio A Class - 06-426
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,385,620	$19,956,570	1,509,259
Receivables: investments sold	4,473
Payables: investments purchased	-
Net assets	$20,390,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,686,389	7,681,277	$2.04
Band 100	4,244,835	2,018,863	2.10
Band 75	-	-	2.16
Band 50	163,389	73,305	2.23
Band 25	-	-	2.29
Band 0	295,480	125,055	2.36
Total	$20,390,093	9,898,500

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$178,864
Mortality & expense charges	(123,213)
Net investment income (loss)	55,651

Gain (loss) on investments:
Net realized gain (loss)	(451,950)
Realized gain distributions	1,514,534
Net change in unrealized appreciation (depreciation)	291,709
Net gain (loss)	1,354,293

Increase (decrease) in net assets from operations	$1,409,944

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,651	$21,752
Net realized gain (loss)	(451,950)	79,559
Realized gain distributions	1,514,534	466,240
Net change in unrealized appreciation (depreciation)	291,709	760,466

Increase (decrease) in net assets from operations	1,409,944	1,328,017

Contract owner transactions:
Proceeds from units sold	43,754,843	1,597,561
Cost of units redeemed	(33,684,329)	(4,229,717)
Account charges	(7,659)	(7,496)
Increase (decrease)	10,062,855	(2,639,652)
Net increase (decrease)	11,472,799	(1,311,635)
Net assets, beginning	8,917,294	10,228,929
Net assets, ending	$20,390,093	$8,917,294

Units sold	22,869,280	935,321
Units redeemed	(17,680,806)	(2,415,143)
Net increase (decrease)	5,188,474	(1,479,822)
Units outstanding, beginning	4,710,026	6,189,848
Units outstanding, ending	9,898,500	4,710,026

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$99,056,912
Cost of units redeemed/account charges	(82,914,502)
Net investment income (loss)	453,291
Net realized gain (loss)	95,876
Realized gain distributions	3,269,466
Net change in unrealized appreciation (depreciation)	429,050
Net assets	$20,390,093

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	7,681	$15,686	1.25%	9.1%	12/31/2020	$2.10	2,019	$4,245	1.00%	9.4%	12/31/2020	$2.16	0	$0	0.75%	9.6%
12/31/2019	1.87	3,472	6,500	1.25%	14.1%	12/31/2019	1.92	1,022	1,965	1.00%	14.4%	12/31/2019	1.97	0	0	0.75%	14.7%
12/31/2018	1.64	4,884	8,012	1.25%	-5.6%	12/31/2018	1.68	1,179	1,982	1.00%	-5.4%	12/31/2018	1.72	0	0	0.75%	-5.1%
12/31/2017	1.74	8,072	14,026	1.25%	8.6%	12/31/2017	1.78	1,782	3,165	1.00%	8.8%	12/31/2017	1.81	0	0	0.75%	9.1%
12/31/2016	1.60	11,209	17,940	1.25%	4.3%	12/31/2016	1.63	2,092	3,413	1.00%	4.6%	12/31/2016	1.66	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	73	$163	0.50%	9.9%	12/31/2020	$2.29	0	$0	0.25%	10.2%	12/31/2020	$2.36	125	$295	0.00%	10.5%
12/31/2019	2.03	90	182	0.50%	15.0%	12/31/2019	2.08	0	0	0.25%	15.3%	12/31/2019	2.14	126	270	0.00%	15.6%
12/31/2018	1.76	0	0	0.50%	-4.9%	12/31/2018	1.81	0	0	0.25%	-4.6%	12/31/2018	1.85	127	235	0.00%	-4.4%
12/31/2017	1.85	0	0	0.50%	9.4%	12/31/2017	1.89	0	0	0.25%	9.7%	12/31/2017	1.94	132	256	0.00%	9.9%
12/31/2016	1.70	0	0	0.50%	5.1%	12/31/2016	1.73	0	0	0.25%	5.4%	12/31/2016	1.76	127	223	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.4%
2018	2.0%
2017	1.4%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Disciplined Growth Fund Investor Class - 06-694
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$648,219	$574,378	26,709
Receivables: investments sold	827
Payables: investments purchased	-
Net assets	$649,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$550,486	171,876	$3.20
Band 100	-	-	3.27
Band 75	-	-	3.34
Band 50	-	-	3.42
Band 25	-	-	3.49
Band 0	98,560	27,636	3.57
Total	$649,046	199,512

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(12,959)
Net investment income (loss)	(12,959)

Gain (loss) on investments:
Net realized gain (loss)	323,151
Realized gain distributions	105,432
Net change in unrealized appreciation (depreciation)	(79,695)
Net gain (loss)	348,888

Increase (decrease) in net assets from operations	$335,929

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,959)	$(16,405)
Net realized gain (loss)	323,151	58,010
Realized gain distributions	105,432	128,781
Net change in unrealized appreciation (depreciation)	(79,695)	259,078

Increase (decrease) in net assets from operations	335,929	429,464

Contract owner transactions:
Proceeds from units sold	127,354	67,836
Cost of units redeemed	(1,389,165)	(633,855)
Account charges	(16)	(15)
Increase (decrease)	(1,261,827)	(566,034)
Net increase (decrease)	(925,898)	(136,570)
Net assets, beginning	1,574,944	1,711,514
Net assets, ending	$649,046	$1,574,944

Units sold	54,641	30,060
Units redeemed	(498,983)	(285,379)
Net increase (decrease)	(444,342)	(255,319)
Units outstanding, beginning	643,854	899,173
Units outstanding, ending	199,512	643,854

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,359,882
Cost of units redeemed/account charges	(7,966,253)
Net investment income (loss)	(148,629)
Net realized gain (loss)	1,306,955
Realized gain distributions	1,023,250
Net change in unrealized appreciation (depreciation)	73,841
Net assets	$649,046

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.20	172	$550	1.25%	31.5%	12/31/2020	$3.27	0	$0	1.00%	31.8%	12/31/2020	$3.34	0	$0	0.75%	32.1%
12/31/2019	2.44	617	1,503	1.25%	28.3%	12/31/2019	2.48	0	0	1.00%	28.6%	12/31/2019	2.53	0	0	0.75%	29.0%
12/31/2018	1.90	871	1,654	1.25%	-6.8%	12/31/2018	1.93	0	0	1.00%	-6.5%	12/31/2018	1.96	0	0	0.75%	-6.3%
12/31/2017	2.04	1,911	3,891	1.25%	24.5%	12/31/2017	2.06	0	0	1.00%	24.8%	12/31/2017	2.09	0	0	0.75%	25.1%
12/31/2016	1.64	2,260	3,695	1.25%	7.1%	12/31/2016	1.65	0	0	1.00%	7.4%	12/31/2016	1.67	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	0	$0	0.50%	32.5%	12/31/2020	$3.49	0	$0	0.25%	32.8%	12/31/2020	$3.57	28	$99	0.00%	33.1%
12/31/2019	2.58	0	0	0.50%	29.3%	12/31/2019	2.63	0	0	0.25%	29.6%	12/31/2019	2.68	27	71	0.00%	29.9%
12/31/2018	1.99	0	0	0.50%	-6.1%	12/31/2018	2.03	0	0	0.25%	-5.8%	12/31/2018	2.06	28	57	0.00%	-5.6%
12/31/2017	2.12	0	0	0.50%	25.4%	12/31/2017	2.15	0	0	0.25%	25.7%	12/31/2017	2.18	24	52	0.00%	26.1%
12/31/2016	1.69	0	0	0.50%	7.9%	12/31/2016	1.71	0	0	0.25%	8.2%	12/31/2016	1.73	17	30	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.1%
2017	0.4%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio Investor Class - 06-427
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,516,411	$34,030,953	2,634,299
Receivables: investments sold	46,630
Payables: investments purchased	-
Net assets	$35,563,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,467,716	16,896,574	$2.10
Band 100	-	-	2.16
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.36
Band 0	95,325	39,250	2.43
Total	$35,563,041	16,935,824

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$321,485
Mortality & expense charges	(156,197)
Net investment income (loss)	165,288

Gain (loss) on investments:
Net realized gain (loss)	18,680
Realized gain distributions	745,681
Net change in unrealized appreciation (depreciation)	1,443,695
Net gain (loss)	2,208,056

Increase (decrease) in net assets from operations	$2,373,344

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$165,288	$24,648
Net realized gain (loss)	18,680	13,300
Realized gain distributions	745,681	289,639
Net change in unrealized appreciation (depreciation)	1,443,695	499,702

Increase (decrease) in net assets from operations	2,373,344	827,289

Contract owner transactions:
Proceeds from units sold	43,787,436	1,319,247
Cost of units redeemed	(16,132,849)	(3,281,238)
Account charges	(11,578)	(5,546)
Increase (decrease)	27,643,009	(1,967,537)
Net increase (decrease)	30,016,353	(1,140,248)
Net assets, beginning	5,546,688	6,686,936
Net assets, ending	$35,563,041	$5,546,688

Units sold	22,281,053	724,846
Units redeemed	(8,231,788)	(1,821,369)
Net increase (decrease)	14,049,265	(1,096,523)
Units outstanding, beginning	2,886,559	3,983,082
Units outstanding, ending	16,935,824	2,886,559

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$86,761,536
Cost of units redeemed/account charges	(55,913,982)
Net investment income (loss)	669,763
Net realized gain (loss)	591,280
Realized gain distributions	1,968,986
Net change in unrealized appreciation (depreciation)	1,485,458
Net assets	$35,563,041

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	16,897	$35,468	1.25%	9.3%	12/31/2020	$2.16	0	$0	1.00%	9.6%	12/31/2020	$2.23	0	$0	0.75%	9.9%
12/31/2019	1.92	2,869	5,508	1.25%	14.4%	12/31/2019	1.97	0	0	1.00%	14.7%	12/31/2019	2.03	0	0	0.75%	15.0%
12/31/2018	1.68	3,967	6,657	1.25%	-5.4%	12/31/2018	1.72	0	0	1.00%	-5.1%	12/31/2018	1.76	0	0	0.75%	-4.9%
12/31/2017	1.77	6,686	11,855	1.25%	8.9%	12/31/2017	1.81	0	0	1.00%	9.1%	12/31/2017	1.85	0	0	0.75%	9.4%
12/31/2016	1.63	9,191	14,972	1.25%	4.6%	12/31/2016	1.66	0	0	1.00%	4.9%	12/31/2016	1.69	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	0	$0	0.50%	10.2%	12/31/2020	$2.36	0	$0	0.25%	10.4%	12/31/2020	$2.43	39	$95	0.00%	10.7%
12/31/2019	2.08	0	0	0.50%	15.3%	12/31/2019	2.14	0	0	0.25%	15.6%	12/31/2019	2.19	18	39	0.00%	15.9%
12/31/2018	1.80	0	0	0.50%	-4.6%	12/31/2018	1.85	0	0	0.25%	-4.4%	12/31/2018	1.89	16	30	0.00%	-4.2%
12/31/2017	1.89	0	0	0.50%	9.7%	12/31/2017	1.93	0	0	0.25%	9.9%	12/31/2017	1.98	12	24	0.00%	10.2%
12/31/2016	1.73	0	0	0.50%	5.4%	12/31/2016	1.76	0	0	0.25%	5.6%	12/31/2016	1.79	549	984	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.6%
2018	2.3%
2017	1.6%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund A Class - 06-380
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$378,541	$402,802	14,113
Receivables: investments sold	689
Payables: investments purchased	-
Net assets	$379,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,318	99,321	$3.56
Band 100	25,912	6,972	3.72
Band 75	-	-	3.88
Band 50	-	-	4.05
Band 25	-	-	4.23
Band 0	-	-	4.46
Total	$379,230	106,293

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,918
Mortality & expense charges	(5,096)
Net investment income (loss)	822

Gain (loss) on investments:
Net realized gain (loss)	(25,545)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(43,899)
Net gain (loss)	(69,444)

Increase (decrease) in net assets from operations	$(68,622)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$822	$5,006
Net realized gain (loss)	(25,545)	22,332
Realized gain distributions	-	45,909
Net change in unrealized appreciation (depreciation)	(43,899)	109,024

Increase (decrease) in net assets from operations	(68,622)	182,271

Contract owner transactions:
Proceeds from units sold	100,799	227,896
Cost of units redeemed	(185,542)	(577,254)
Account charges	(261)	(252)
Increase (decrease)	(85,004)	(349,610)
Net increase (decrease)	(153,626)	(167,339)
Net assets, beginning	532,856	700,195
Net assets, ending	$379,230	$532,856

Units sold	27,694	63,861
Units redeemed	(56,204)	(155,794)
Net increase (decrease)	(28,510)	(91,933)
Units outstanding, beginning	134,803	226,736
Units outstanding, ending	106,293	134,803

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,734,596
Cost of units redeemed/account charges	(17,767,132)
Net investment income (loss)	141,906
Net realized gain (loss)	376,839
Realized gain distributions	917,282
Net change in unrealized appreciation (depreciation)	(24,261)
Net assets	$379,230

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	99	$353	1.25%	-9.7%	12/31/2020	$3.72	7	$26	1.00%	-9.5%	12/31/2020	$3.88	0	$0	0.75%	-9.3%
12/31/2019	3.94	124	490	1.25%	28.7%	12/31/2019	4.11	10	42	1.00%	29.0%	12/31/2019	4.28	0	0	0.75%	29.4%
12/31/2018	3.06	210	644	1.25%	-6.4%	12/31/2018	3.18	9	29	1.00%	-6.1%	12/31/2018	3.31	0	0	0.75%	-5.9%
12/31/2017	3.27	387	1,264	1.25%	3.6%	12/31/2017	3.39	9	30	1.00%	3.9%	12/31/2017	3.51	0	0	0.75%	4.1%
12/31/2016	3.16	619	1,954	1.25%	4.1%	12/31/2016	3.26	13	42	1.00%	4.4%	12/31/2016	3.37	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.05	0	$0	0.50%	-9.0%	12/31/2020	$4.23	0	$0	0.25%	-8.8%	12/31/2020	$4.46	0	$0	0.00%	-8.6%
12/31/2019	4.45	0	0	0.50%	29.7%	12/31/2019	4.64	0	0	0.25%	30.0%	12/31/2019	4.88	0	0	0.00%	30.3%
12/31/2018	3.43	0	0	0.50%	-5.7%	12/31/2018	3.57	0	0	0.25%	-5.4%	12/31/2018	3.74	7	28	0.00%	-5.2%
12/31/2017	3.64	0	0	0.50%	4.4%	12/31/2017	3.77	0	0	0.25%	4.6%	12/31/2017	3.95	6	23	0.00%	4.9%
12/31/2016	3.49	0	0	0.50%	4.9%	12/31/2016	3.61	0	0	0.25%	5.2%	12/31/2016	3.76	4	13	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.3%
2018	3.1%
2017	0.1%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund Investor Class - 06-269
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544,934	$578,988	20,394
Receivables: investments sold	3,889
Payables: investments purchased	-
Net assets	$548,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$548,823	364,685	$1.50
Band 100	-	-	1.56
Band 75	-	-	1.61
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	-	-	1.78
Total	$548,823	364,685

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,913
Mortality & expense charges	(6,484)
Net investment income (loss)	2,429

Gain (loss) on investments:
Net realized gain (loss)	(3,643)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(50,536)
Net gain (loss)	(54,179)

Increase (decrease) in net assets from operations	$(51,750)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,429	$5,591
Net realized gain (loss)	(3,643)	60,997
Realized gain distributions	-	36,350
Net change in unrealized appreciation (depreciation)	(50,536)	187,945

Increase (decrease) in net assets from operations	(51,750)	290,883

Contract owner transactions:
Proceeds from units sold	109,150	615,022
Cost of units redeemed	(265,499)	(1,329,845)
Account charges	(433)	(813)
Increase (decrease)	(156,782)	(715,636)
Net increase (decrease)	(208,532)	(424,753)
Net assets, beginning	757,355	1,182,108
Net assets, ending	$548,823	$757,355

Units sold	77,227	387,610
Units redeemed	(168,078)	(849,621)
Net increase (decrease)	(90,851)	(462,011)
Units outstanding, beginning	455,536	917,547
Units outstanding, ending	364,685	455,536

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,016,822
Cost of units redeemed/account charges	(20,367,925)
Net investment income (loss)	174,681
Net realized gain (loss)	1,373,660
Realized gain distributions	385,639
Net change in unrealized appreciation (depreciation)	(34,054)
Net assets	$548,823

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	365	$549	1.25%	-9.5%	12/31/2020	$1.56	0	$0	1.00%	-9.3%	12/31/2020	$1.61	0	$0	0.75%	-9.0%
12/31/2019	1.66	456	757	1.25%	29.0%	12/31/2019	1.72	0	0	1.00%	29.4%	12/31/2019	1.77	0	0	0.75%	29.7%
12/31/2018	1.29	918	1,182	1.25%	-6.1%	12/31/2018	1.33	0	0	1.00%	-5.9%	12/31/2018	1.37	0	0	0.75%	-5.7%
12/31/2017	1.37	1,448	1,988	1.25%	3.9%	12/31/2017	1.41	0	0	1.00%	4.1%	12/31/2017	1.45	0	0	0.75%	4.4%
12/31/2016	1.32	1,835	2,424	1.25%	4.4%	12/31/2016	1.35	0	0	1.00%	4.6%	12/31/2016	1.39	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	-8.8%	12/31/2020	$1.72	0	$0	0.25%	-8.6%	12/31/2020	$1.78	0	$0	0.00%	-8.3%
12/31/2019	1.83	0	0	0.50%	30.0%	12/31/2019	1.89	0	0	0.25%	30.3%	12/31/2019	1.95	0	0	0.00%	30.7%
12/31/2018	1.41	0	0	0.50%	-5.4%	12/31/2018	1.45	0	0	0.25%	-5.2%	12/31/2018	1.49	0	0	0.00%	-5.0%
12/31/2017	1.49	0	0	0.50%	4.7%	12/31/2017	1.53	0	0	0.25%	4.9%	12/31/2017	1.57	0	0	0.00%	5.2%
12/31/2016	1.42	0	0	0.50%	5.2%	12/31/2016	1.45	0	0	0.25%	5.4%	12/31/2016	1.49	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	3.3%
2017	0.2%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Select Investor Class - 06-440
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,160	$112,097	1,484
Receivables: investments sold	-
Payables: investments purchased	(284)
Net assets	$149,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,876	17,943	$8.35
Band 100	-	-	8.72
Band 75	-	-	9.11
Band 50	-	-	9.51
Band 25	-	-	9.93
Band 0	-	-	11.67
Total	$149,876	17,943

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,830)
Net investment income (loss)	(2,830)

Gain (loss) on investments:
Net realized gain (loss)	45,680
Realized gain distributions	15,994
Net change in unrealized appreciation (depreciation)	7,465
Net gain (loss)	69,139

Increase (decrease) in net assets from operations	$66,309

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,830)	$(2,323)
Net realized gain (loss)	45,680	(135)
Realized gain distributions	15,994	11,303
Net change in unrealized appreciation (depreciation)	7,465	44,991

Increase (decrease) in net assets from operations	66,309	53,836

Contract owner transactions:
Proceeds from units sold	19,046	25,150
Cost of units redeemed	(155,729)	(14,687)
Account charges	(280)	(288)
Increase (decrease)	(136,963)	10,175
Net increase (decrease)	(70,654)	64,011
Net assets, beginning	220,530	156,519
Net assets, ending	$149,876	$220,530

Units sold	2,776	4,506
Units redeemed	(19,764)	(2,949)
Net increase (decrease)	(16,988)	1,557
Units outstanding, beginning	34,931	33,374
Units outstanding, ending	17,943	34,931

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$644,223
Cost of units redeemed/account charges	(685,652)
Net investment income (loss)	(16,932)
Net realized gain (loss)	106,511
Realized gain distributions	63,663
Net change in unrealized appreciation (depreciation)	38,063
Net assets	$149,876

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.35	18	$150	1.25%	32.3%	12/31/2020	$8.72	0	$0	1.00%	32.6%	12/31/2020	$9.11	0	$0	0.75%	33.0%
12/31/2019	6.31	35	221	1.25%	34.6%	12/31/2019	6.58	0	0	1.00%	35.0%	12/31/2019	6.85	0	0	0.75%	35.3%
12/31/2018	4.69	33	157	1.25%	-4.8%	12/31/2018	4.87	0	0	1.00%	-4.6%	12/31/2018	5.06	0	0	0.75%	-4.4%
12/31/2017	4.93	25	123	1.25%	27.3%	12/31/2017	5.11	0	0	1.00%	27.7%	12/31/2017	5.29	0	0	0.75%	28.0%
12/31/2016	3.87	22	87	1.25%	4.2%	12/31/2016	4.00	0	0	1.00%	4.4%	12/31/2016	4.14	0	0	0.75%	4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.51	0	$0	0.50%	33.3%	12/31/2020	$9.93	0	$0	0.25%	33.6%	12/31/2020	$11.67	0	$0	0.00%	34.0%
12/31/2019	7.13	0	0	0.50%	35.6%	12/31/2019	7.43	0	0	0.25%	36.0%	12/31/2019	8.71	0	0	0.00%	36.3%
12/31/2018	5.26	0	0	0.50%	-4.1%	12/31/2018	5.46	0	0	0.25%	-3.9%	12/31/2018	6.39	0	0	0.00%	-3.6%
12/31/2017	5.48	0	0	0.50%	28.3%	12/31/2017	5.68	0	0	0.25%	28.6%	12/31/2017	6.63	0	0	0.00%	28.9%
12/31/2016	4.27	0	0	0.50%	5.0%	12/31/2016	4.42	0	0	0.25%	5.2%	12/31/2016	5.14	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.3%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Diversified Bond Fund Investor Class - 06-721
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$659	$672	58
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$659	510	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$659	510

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4
Mortality & expense charges	(4)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	11
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	(13)
Net gain (loss)	14

Increase (decrease) in net assets from operations	$14

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$1
Net realized gain (loss)	11	-
Realized gain distributions	16	-
Net change in unrealized appreciation (depreciation)	(13)	-

Increase (decrease) in net assets from operations	14	1

Contract owner transactions:
Proceeds from units sold	499	146
Cost of units redeemed	-	-
Account charges	(1)	-
Increase (decrease)	498	146
Net increase (decrease)	512	147
Net assets, beginning	147	-
Net assets, ending	$659	$147

Units sold	390	121
Units redeemed	(1)	-
Net increase (decrease)	389	121
Units outstanding, beginning	121	-
Units outstanding, ending	510	121

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$645
Cost of units redeemed/account charges	(1)
Net investment income (loss)	1
Net realized gain (loss)	11
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	(13)
Net assets	$659

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	1	$1	1.25%	6.7%	12/31/2020	$1.33	0	$0	1.00%	7.0%	12/31/2020	$1.36	0	$0	0.75%	7.2%
12/31/2019	1.21	0	0	1.25%	7.1%	12/31/2019	1.24	0	0	1.00%	7.3%	12/31/2019	1.27	0	0	0.75%	7.6%
12/31/2018	1.13	0	0	1.25%	-2.7%	12/31/2018	1.15	0	0	1.00%	-2.4%	12/31/2018	1.18	0	0	0.75%	-2.2%
12/31/2017	1.16	0	0	1.25%	2.0%	12/31/2017	1.18	0	0	1.00%	2.3%	12/31/2017	1.21	0	0	0.75%	2.6%
12/31/2016	1.14	0	0	1.25%	1.2%	12/31/2016	1.16	0	0	1.00%	1.5%	12/31/2016	1.18	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	7.5%	12/31/2020	$1.44	0	$0	0.25%	7.8%	12/31/2020	$1.47	0	$0	0.00%	8.0%
12/31/2019	1.30	0	0	0.50%	7.9%	12/31/2019	1.33	0	0	0.25%	8.1%	12/31/2019	1.36	0	0	0.00%	8.4%
12/31/2018	1.21	0	0	0.50%	-2.0%	12/31/2018	1.23	0	0	0.25%	-1.7%	12/31/2018	1.26	0	0	0.00%	-1.5%
12/31/2017	1.23	0	0	0.50%	2.8%	12/31/2017	1.25	0	0	0.25%	3.1%	12/31/2017	1.28	0	0	0.00%	3.3%
12/31/2016	1.20	0	0	0.50%	2.0%	12/31/2016	1.22	0	0	0.25%	2.3%	12/31/2016	1.24	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.4%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Select A Class - 06-240
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,275	$171,849	2,785
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$272,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,640	14,384	$4.15
Band 100	212,621	49,192	4.32
Band 75	-	-	4.51
Band 50	-	-	4.70
Band 25	-	-	4.90
Band 0	-	-	5.10
Total	$272,261	63,576

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,566)
Net investment income (loss)	(2,566)

Gain (loss) on investments:
Net realized gain (loss)	11,088
Realized gain distributions	16,521
Net change in unrealized appreciation (depreciation)	43,918
Net gain (loss)	71,527

Increase (decrease) in net assets from operations	$68,961

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,566)	$(2,480)
Net realized gain (loss)	11,088	10,335
Realized gain distributions	16,521	12,182
Net change in unrealized appreciation (depreciation)	43,918	46,648

Increase (decrease) in net assets from operations	68,961	66,685

Contract owner transactions:
Proceeds from units sold	3,261	553
Cost of units redeemed	(30,574)	(46,175)
Account charges	(89)	(86)
Increase (decrease)	(27,402)	(45,708)
Net increase (decrease)	41,559	20,977
Net assets, beginning	230,702	209,725
Net assets, ending	$272,261	$230,702

Units sold	894	202
Units redeemed	(8,784)	(15,949)
Net increase (decrease)	(7,890)	(15,747)
Units outstanding, beginning	71,466	87,213
Units outstanding, ending	63,576	71,466

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$906,974
Cost of units redeemed/account charges	(993,977)
Net investment income (loss)	(29,086)
Net realized gain (loss)	157,385
Realized gain distributions	130,539
Net change in unrealized appreciation (depreciation)	100,426
Net assets	$272,261

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.15	14	$60	1.25%	32.0%	12/31/2020	$4.32	49	$213	1.00%	32.3%	12/31/2020	$4.51	0	$0	0.75%	32.6%
12/31/2019	3.14	22	70	1.25%	34.3%	12/31/2019	3.27	49	161	1.00%	34.6%	12/31/2019	3.40	0	0	0.75%	34.9%
12/31/2018	2.34	23	53	1.25%	-5.1%	12/31/2018	2.43	65	157	1.00%	-4.8%	12/31/2018	2.52	0	0	0.75%	-4.6%
12/31/2017	2.46	43	106	1.25%	27.0%	12/31/2017	2.55	65	165	1.00%	27.3%	12/31/2017	2.64	0	0	0.75%	27.6%
12/31/2016	1.94	61	118	1.25%	3.9%	12/31/2016	2.00	83	167	1.00%	4.2%	12/31/2016	2.07	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.70	0	$0	0.50%	33.0%	12/31/2020	$4.90	0	$0	0.25%	33.3%	12/31/2020	$5.10	0	$0	0.00%	33.6%
12/31/2019	3.53	0	0	0.50%	35.3%	12/31/2019	3.67	0	0	0.25%	35.6%	12/31/2019	3.82	0	0	0.00%	36.0%
12/31/2018	2.61	0	0	0.50%	-4.3%	12/31/2018	2.71	0	0	0.25%	-4.1%	12/31/2018	2.81	0	0	0.00%	-3.9%
12/31/2017	2.73	0	0	0.50%	27.9%	12/31/2017	2.82	0	0	0.25%	28.3%	12/31/2017	2.92	0	0	0.00%	28.6%
12/31/2016	2.13	0	0	0.50%	4.7%	12/31/2016	2.20	0	0	0.25%	5.0%	12/31/2016	2.27	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Growth A Class - 06-200
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,344,490	$996,265	57,502
Receivables: investments sold	-
Payables: investments purchased	(3,540)
Net assets	$1,340,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,211,661	223,361	$5.42
Band 100	129,289	22,863	5.65
Band 75	-	-	5.90
Band 50	-	-	6.15
Band 25	-	-	6.41
Band 0	-	-	6.68
Total	$1,340,950	246,224

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(12,341)
Net investment income (loss)	(12,341)

Gain (loss) on investments:
Net realized gain (loss)	79,222
Realized gain distributions	138,841
Net change in unrealized appreciation (depreciation)	200,596
Net gain (loss)	418,659

Increase (decrease) in net assets from operations	$406,318

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,341)	$(18,344)
Net realized gain (loss)	79,222	287,913
Realized gain distributions	138,841	66,884
Net change in unrealized appreciation (depreciation)	200,596	73,725

Increase (decrease) in net assets from operations	406,318	410,178

Contract owner transactions:
Proceeds from units sold	332,784	539,422
Cost of units redeemed	(515,264)	(994,325)
Account charges	(898)	(235)
Increase (decrease)	(183,378)	(455,138)
Net increase (decrease)	222,940	(44,960)
Net assets, beginning	1,118,010	1,162,970
Net assets, ending	$1,340,950	$1,118,010

Units sold	79,757	167,657
Units redeemed	(138,168)	(290,363)
Net increase (decrease)	(58,411)	(122,706)
Units outstanding, beginning	304,635	427,341
Units outstanding, ending	246,224	304,635

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,074,668
Cost of units redeemed/account charges	(4,293,979)
Net investment income (loss)	(160,016)
Net realized gain (loss)	924,292
Realized gain distributions	447,760
Net change in unrealized appreciation (depreciation)	348,225
Net assets	$1,340,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.42	223	$1,212	1.25%	48.7%	12/31/2020	$5.65	23	$129	1.00%	49.1%	12/31/2020	$5.90	0	$0	0.75%	49.4%
12/31/2019	3.65	260	948	1.25%	34.8%	12/31/2019	3.79	45	170	1.00%	35.1%	12/31/2019	3.95	0	0	0.75%	35.4%
12/31/2018	2.71	368	997	1.25%	-6.3%	12/31/2018	2.81	59	166	1.00%	-6.1%	12/31/2018	2.91	0	0	0.75%	-5.8%
12/31/2017	2.89	394	1,138	1.25%	23.9%	12/31/2017	2.99	73	217	1.00%	24.2%	12/31/2017	3.09	0	0	0.75%	24.6%
12/31/2016	2.33	375	874	1.25%	9.1%	12/31/2016	2.41	76	183	1.00%	9.4%	12/31/2016	2.48	0	0	0.75%	9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.15	0	$0	0.50%	49.8%	12/31/2020	$6.41	0	$0	0.25%	50.2%	12/31/2020	$6.68	0	$0	0.00%	50.5%
12/31/2019	4.10	0	0	0.50%	35.8%	12/31/2019	4.27	0	0	0.25%	36.1%	12/31/2019	4.44	0	0	0.00%	36.5%
12/31/2018	3.02	0	0	0.50%	-5.6%	12/31/2018	3.13	0	0	0.25%	-5.3%	12/31/2018	3.25	0	0	0.00%	-5.1%
12/31/2017	3.20	0	0	0.50%	24.9%	12/31/2017	3.31	0	0	0.25%	25.2%	12/31/2017	3.43	0	0	0.00%	25.5%
12/31/2016	2.56	0	0	0.50%	9.9%	12/31/2016	2.64	0	0	0.25%	10.2%	12/31/2016	2.73	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Diversified Bond Fund A Class - 06-722
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$493,927	$486,275	43,508
Receivables: investments sold	-
Payables: investments purchased	(975)
Net assets	$492,952

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$376,728	299,523	$1.26
Band 100	116,224	89,990	1.29
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.40
Band 0	-	-	1.44
Total	$492,952	389,513

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,808
Mortality & expense charges	(4,084)
Net investment income (loss)	724

Gain (loss) on investments:
Net realized gain (loss)	1,284
Realized gain distributions	13,197
Net change in unrealized appreciation (depreciation)	6,543
Net gain (loss)	21,024

Increase (decrease) in net assets from operations	$21,748

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$724	$3,407
Net realized gain (loss)	1,284	(148)
Realized gain distributions	13,197	-
Net change in unrealized appreciation (depreciation)	6,543	20,611

Increase (decrease) in net assets from operations	21,748	23,870

Contract owner transactions:
Proceeds from units sold	184,128	1,350
Cost of units redeemed	(26,212)	(62,196)
Account charges	(14)	(14)
Increase (decrease)	157,902	(60,860)
Net increase (decrease)	179,650	(36,990)
Net assets, beginning	313,302	350,292
Net assets, ending	$492,952	$313,302

Units sold	147,731	1,154
Units redeemed	(20,977)	(51,940)
Net increase (decrease)	126,754	(50,786)
Units outstanding, beginning	262,759	313,545
Units outstanding, ending	389,513	262,759

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,062,318
Cost of units redeemed/account charges	(615,248)
Net investment income (loss)	22,700
Net realized gain (loss)	(587)
Realized gain distributions	16,117
Net change in unrealized appreciation (depreciation)	7,652
Net assets	$492,952

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	300	$377	1.25%	6.4%	12/31/2020	$1.29	90	$116	1.00%	6.7%	12/31/2020	$1.33	0	$0	0.75%	7.0%
12/31/2019	1.18	165	194	1.25%	6.8%	12/31/2019	1.21	98	119	1.00%	7.1%	12/31/2019	1.24	0	0	0.75%	7.4%
12/31/2018	1.11	170	188	1.25%	-3.0%	12/31/2018	1.13	143	162	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.5%
12/31/2017	1.14	185	212	1.25%	1.9%	12/31/2017	1.16	152	177	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%
12/31/2016	1.12	199	223	1.25%	1.0%	12/31/2016	1.14	177	202	1.00%	1.2%	12/31/2016	1.16	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	7.2%	12/31/2020	$1.40	0	$0	0.25%	7.5%	12/31/2020	$1.44	0	$0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	7.6%	12/31/2019	1.30	0	0	0.25%	7.9%	12/31/2019	1.33	0	0	0.00%	8.2%
12/31/2018	1.18	0	0	0.50%	-2.3%	12/31/2018	1.21	0	0	0.25%	-2.0%	12/31/2018	1.23	0	0	0.00%	-1.8%
12/31/2017	1.21	0	0	0.50%	2.7%	12/31/2017	1.23	0	0	0.25%	2.9%	12/31/2017	1.25	0	0	0.00%	3.2%
12/31/2016	1.18	0	0	0.50%	1.7%	12/31/2016	1.20	0	0	0.25%	2.0%	12/31/2016	1.22	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.2%
2018	2.3%
2017	2.0%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund A Class - 06-390
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,139,550	$940,393	133,037
Receivables: investments sold	-
Payables: investments purchased	(7,401)
Net assets	$1,132,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$935,548	188,716	$4.96
Band 100	-	-	5.18
Band 75	-	-	5.40
Band 50	159,373	28,247	5.64
Band 25	-	-	5.89
Band 0	37,228	6,018	6.19
Total	$1,132,149	222,981

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,990
Mortality & expense charges	(9,323)
Net investment income (loss)	(7,333)

Gain (loss) on investments:
Net realized gain (loss)	6,974
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	104,101
Net gain (loss)	111,075

Increase (decrease) in net assets from operations	$103,742

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,333)	$(11,698)
Net realized gain (loss)	6,974	(213,322)
Realized gain distributions	-	22,205
Net change in unrealized appreciation (depreciation)	104,101	589,541

Increase (decrease) in net assets from operations	103,742	386,726

Contract owner transactions:
Proceeds from units sold	206,431	1,007,577
Cost of units redeemed	(214,121)	(1,681,861)
Account charges	(485)	(1,119)
Increase (decrease)	(8,175)	(675,403)
Net increase (decrease)	95,567	(288,677)
Net assets, beginning	1,036,582	1,325,259
Net assets, ending	$1,132,149	$1,036,582

Units sold	54,814	220,276
Units redeemed	(51,094)	(372,246)
Net increase (decrease)	3,720	(151,970)
Units outstanding, beginning	219,261	371,231
Units outstanding, ending	222,981	219,261

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,277,628
Cost of units redeemed/account charges	(8,633,746)
Net investment income (loss)	(111,205)
Net realized gain (loss)	(309,175)
Realized gain distributions	1,709,490
Net change in unrealized appreciation (depreciation)	199,157
Net assets	$1,132,149

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.96	189	$936	1.25%	7.3%	12/31/2020	$5.18	0	$0	1.00%	7.6%	12/31/2020	$5.40	0	$0	0.75%	7.9%
12/31/2019	4.62	184	851	1.25%	31.4%	12/31/2019	4.81	0	0	1.00%	31.7%	12/31/2019	5.01	0	0	0.75%	32.1%
12/31/2018	3.52	330	1,160	1.25%	-18.2%	12/31/2018	3.65	0	0	1.00%	-18.0%	12/31/2018	3.79	0	0	0.75%	-17.8%
12/31/2017	4.30	372	1,600	1.25%	8.5%	12/31/2017	4.46	0	0	1.00%	8.8%	12/31/2017	4.62	0	0	0.75%	9.1%
12/31/2016	3.96	402	1,591	1.25%	24.2%	12/31/2016	4.09	0	0	1.00%	24.5%	12/31/2016	4.23	0	0	0.75%	24.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.64	28	$159	0.50%	8.1%	12/31/2020	$5.89	0	$0	0.25%	8.4%	12/31/2020	$6.19	6	$37	0.00%	8.7%
12/31/2019	5.22	29	152	0.50%	32.4%	12/31/2019	5.43	0	0	0.25%	32.7%	12/31/2019	5.69	6	34	0.00%	33.1%
12/31/2018	3.94	33	131	0.50%	-17.6%	12/31/2018	4.09	0	0	0.25%	-17.4%	12/31/2018	4.28	8	35	0.00%	-17.2%
12/31/2017	4.78	37	178	0.50%	9.4%	12/31/2017	4.96	0	0	0.25%	9.6%	12/31/2017	5.17	8	44	0.00%	9.9%
12/31/2016	4.37	36	159	0.50%	25.2%	12/31/2016	4.52	0	0	0.25%	25.5%	12/31/2016	4.70	82	387	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.3%
2018	0.4%
2017	0.1%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund Investor Class - 06-470
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,399,408	$4,007,347	510,662
Receivables: investments sold	2,502
Payables: investments purchased	-
Net assets	$4,401,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,401,910	810,370	$5.43
Band 100	-	-	5.67
Band 75	-	-	5.92
Band 50	-	-	6.18
Band 25	-	-	6.45
Band 0	-	-	6.95
Total	$4,401,910	810,370

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,281
Mortality & expense charges	(51,148)
Net investment income (loss)	(32,867)

Gain (loss) on investments:
Net realized gain (loss)	(382,130)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	448,637
Net gain (loss)	66,507

Increase (decrease) in net assets from operations	$33,640

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,867)	$(46,200)
Net realized gain (loss)	(382,130)	(456,561)
Realized gain distributions	-	110,115
Net change in unrealized appreciation (depreciation)	448,637	2,049,381

Increase (decrease) in net assets from operations	33,640	1,656,735

Contract owner transactions:
Proceeds from units sold	509,212	798,112
Cost of units redeemed	(1,574,880)	(2,760,794)
Account charges	(2,095)	(3,565)
Increase (decrease)	(1,067,763)	(1,966,247)
Net increase (decrease)	(1,034,123)	(309,512)
Net assets, beginning	5,436,033	5,745,545
Net assets, ending	$4,401,910	$5,436,033

Units sold	127,766	178,287
Units redeemed	(393,953)	(601,968)
Net increase (decrease)	(266,187)	(423,681)
Units outstanding, beginning	1,076,557	1,500,238
Units outstanding, ending	810,370	1,076,557

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$38,738,513
Cost of units redeemed/account charges	(46,620,342)
Net investment income (loss)	(644,919)
Net realized gain (loss)	(1,003,453)
Realized gain distributions	13,540,050
Net change in unrealized appreciation (depreciation)	392,061
Net assets	$4,401,910

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.43	810	$4,402	1.25%	7.6%	12/31/2020	$5.67	0	$0	1.00%	7.8%	12/31/2020	$5.92	0	$0	0.75%	8.1%
12/31/2019	5.05	1,077	5,436	1.25%	31.8%	12/31/2019	5.26	0	0	1.00%	32.2%	12/31/2019	5.48	0	0	0.75%	32.5%
12/31/2018	3.83	1,500	5,746	1.25%	-18.1%	12/31/2018	3.98	0	0	1.00%	-17.9%	12/31/2018	4.13	0	0	0.75%	-17.7%
12/31/2017	4.68	1,888	8,831	1.25%	8.9%	12/31/2017	4.85	0	0	1.00%	9.2%	12/31/2017	5.02	0	0	0.75%	9.4%
12/31/2016	4.29	2,194	9,420	1.25%	24.5%	12/31/2016	4.44	0	0	1.00%	24.8%	12/31/2016	4.59	0	0	0.75%	25.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.18	0	$0	0.50%	8.4%	12/31/2020	$6.45	0	$0	0.25%	8.7%	12/31/2020	$6.95	0	$0	0.00%	8.9%
12/31/2019	5.70	0	0	0.50%	32.8%	12/31/2019	5.94	0	0	0.25%	33.2%	12/31/2019	6.38	0	0	0.00%	33.5%
12/31/2018	4.29	0	0	0.50%	-17.5%	12/31/2018	4.46	0	0	0.25%	-17.3%	12/31/2018	4.78	0	0	0.00%	-17.1%
12/31/2017	5.20	0	0	0.50%	9.7%	12/31/2017	5.39	0	0	0.25%	10.0%	12/31/2017	5.77	0	0	0.00%	10.3%
12/31/2016	4.74	0	0	0.50%	25.4%	12/31/2016	4.90	0	0	0.25%	25.7%	12/31/2016	5.23	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.6%
2017	0.3%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund A Class - 06-204
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,692	$89,587	8,164
Receivables: investments sold	-
Payables: investments purchased	(1,098)
Net assets	$116,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,594	63,712	$1.83
Band 100	-	-	1.90
Band 75	-	-	1.96
Band 50	-	-	2.04
Band 25	-	-	2.11
Band 0	-	-	2.19
Total	$116,594	63,712

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$950
Mortality & expense charges	(1,106)
Net investment income (loss)	(156)

Gain (loss) on investments:
Net realized gain (loss)	1,972
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,239
Net gain (loss)	20,211

Increase (decrease) in net assets from operations	$20,055

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(156)	$(1,060)
Net realized gain (loss)	1,972	2,288
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18,239	16,862

Increase (decrease) in net assets from operations	20,055	18,090

Contract owner transactions:
Proceeds from units sold	35,503	16,827
Cost of units redeemed	(28,408)	(34,558)
Account charges	(112)	(87)
Increase (decrease)	6,983	(17,818)
Net increase (decrease)	27,038	272
Net assets, beginning	89,556	89,284
Net assets, ending	$116,594	$89,556

Units sold	23,244	12,451
Units redeemed	(19,804)	(24,347)
Net increase (decrease)	3,440	(11,896)
Units outstanding, beginning	60,272	72,168
Units outstanding, ending	63,712	60,272

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$736,016
Cost of units redeemed/account charges	(618,565)
Net investment income (loss)	(12,790)
Net realized gain (loss)	(30,729)
Realized gain distributions	14,557
Net change in unrealized appreciation (depreciation)	28,105
Net assets	$116,594

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	64	$117	1.25%	23.2%	12/31/2020	$1.90	0	$0	1.00%	23.5%	12/31/2020	$1.96	0	$0	0.75%	23.8%
12/31/2019	1.49	60	90	1.25%	20.1%	12/31/2019	1.54	0	0	1.00%	20.4%	12/31/2019	1.59	0	0	0.75%	20.7%
12/31/2018	1.24	72	89	1.25%	-20.3%	12/31/2018	1.28	0	0	1.00%	-20.1%	12/31/2018	1.31	0	0	0.75%	-19.9%
12/31/2017	1.55	43	66	1.25%	43.7%	12/31/2017	1.60	0	0	1.00%	44.1%	12/31/2017	1.64	0	0	0.75%	44.4%
12/31/2016	1.08	31	33	1.25%	6.0%	12/31/2016	1.11	0	0	1.00%	6.3%	12/31/2016	1.14	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	0	$0	0.50%	24.1%	12/31/2020	$2.11	0	$0	0.25%	24.4%	12/31/2020	$2.19	0	$0	0.00%	24.7%
12/31/2019	1.64	0	0	0.50%	21.0%	12/31/2019	1.70	0	0	0.25%	21.3%	12/31/2019	1.75	0	0	0.00%	21.6%
12/31/2018	1.36	0	0	0.50%	-19.7%	12/31/2018	1.40	0	0	0.25%	-19.5%	12/31/2018	1.44	0	0	0.00%	-19.3%
12/31/2017	1.69	0	0	0.50%	44.8%	12/31/2017	1.74	0	0	0.25%	45.1%	12/31/2017	1.79	0	0	0.00%	45.5%
12/31/2016	1.17	0	0	0.50%	6.8%	12/31/2016	1.20	0	0	0.25%	7.1%	12/31/2016	1.23	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.2%
2018	0.0%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Company A Class - 06-385
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,414	$86,483	7,329
Receivables: investments sold	3,873
Payables: investments purchased	-
Net assets	$115,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,287	29,651	$3.89
Band 100	-	-	4.06
Band 75	-	-	4.24
Band 50	-	-	4.43
Band 25	-	-	4.62
Band 0	-	-	4.89
Total	$115,287	29,651

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$353
Mortality & expense charges	(1,101)
Net investment income (loss)	(748)

Gain (loss) on investments:
Net realized gain (loss)	(1,649)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,575
Net gain (loss)	12,926

Increase (decrease) in net assets from operations	$12,178

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(748)	$(3,155)
Net realized gain (loss)	(1,649)	(43,592)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	14,575	96,496

Increase (decrease) in net assets from operations	12,178	49,749

Contract owner transactions:
Proceeds from units sold	17,879	38,152
Cost of units redeemed	(13,749)	(416,096)
Account charges	-	(49)
Increase (decrease)	4,130	(377,993)
Net increase (decrease)	16,308	(328,244)
Net assets, beginning	98,979	427,223
Net assets, ending	$115,287	$98,979

Units sold	5,602	11,886
Units redeemed	(5,145)	(131,338)
Net increase (decrease)	457	(119,452)
Units outstanding, beginning	29,194	148,646
Units outstanding, ending	29,651	29,194

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,858,711
Cost of units redeemed/account charges	(4,437,275)
Net investment income (loss)	(98,357)
Net realized gain (loss)	634,636
Realized gain distributions	132,641
Net change in unrealized appreciation (depreciation)	24,931
Net assets	$115,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.89	30	$115	1.25%	14.7%	12/31/2020	$4.06	0	$0	1.00%	15.0%	12/31/2020	$4.24	0	$0	0.75%	15.3%
12/31/2019	3.39	29	99	1.25%	18.0%	12/31/2019	3.53	0	0	1.00%	18.3%	12/31/2019	3.68	0	0	0.75%	18.6%
12/31/2018	2.87	149	427	1.25%	-15.7%	12/31/2018	2.99	0	0	1.00%	-15.5%	12/31/2018	3.10	0	0	0.75%	-15.3%
12/31/2017	3.41	302	1,028	1.25%	8.9%	12/31/2017	3.53	0	0	1.00%	9.2%	12/31/2017	3.66	0	0	0.75%	9.5%
12/31/2016	3.13	561	1,757	1.25%	16.3%	12/31/2016	3.23	0	0	1.00%	16.6%	12/31/2016	3.34	0	0	0.75%	16.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.43	0	$0	0.50%	15.5%	12/31/2020	$4.62	0	$0	0.25%	15.8%	12/31/2020	$4.89	0	$0	0.00%	16.1%
12/31/2019	3.83	0	0	0.50%	18.8%	12/31/2019	3.99	0	0	0.25%	19.1%	12/31/2019	4.21	0	0	0.00%	19.4%
12/31/2018	3.22	0	0	0.50%	-15.0%	12/31/2018	3.35	0	0	0.25%	-14.8%	12/31/2018	3.52	0	0	0.00%	-14.6%
12/31/2017	3.79	0	0	0.50%	9.8%	12/31/2017	3.93	0	0	0.25%	10.0%	12/31/2017	4.13	0	0	0.00%	10.3%
12/31/2016	3.46	0	0	0.50%	17.2%	12/31/2016	3.57	0	0	0.25%	17.5%	12/31/2016	3.74	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund Investor Class - 06-206
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,762,520	$4,467,830	367,562
Receivables: investments sold	-
Payables: investments purchased	(315,251)
Net assets	$5,447,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,447,269	2,878,233	$1.89
Band 100	-	-	1.96
Band 75	-	-	2.03
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.26
Total	$5,447,269	2,878,233

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$115,481
Mortality & expense charges	(72,574)
Net investment income (loss)	42,907

Gain (loss) on investments:
Net realized gain (loss)	(1,011,834)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	972,797
Net gain (loss)	(39,037)

Increase (decrease) in net assets from operations	$3,870

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,907	$(51,283)
Net realized gain (loss)	(1,011,834)	(38,175)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	972,797	1,405,228

Increase (decrease) in net assets from operations	3,870	1,315,770

Contract owner transactions:
Proceeds from units sold	1,316,548	4,938,488
Cost of units redeemed	(5,398,700)	(1,175,045)
Account charges	(24,814)	(29,395)
Increase (decrease)	(4,106,966)	3,734,048
Net increase (decrease)	(4,103,096)	5,049,818
Net assets, beginning	9,550,365	4,500,547
Net assets, ending	$5,447,269	$9,550,365

Units sold	937,844	3,540,662
Units redeemed	(4,291,253)	(845,509)
Net increase (decrease)	(3,353,409)	2,695,153
Units outstanding, beginning	6,231,642	3,536,489
Units outstanding, ending	2,878,233	6,231,642

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,344,045
Cost of units redeemed/account charges	(8,130,474)
Net investment income (loss)	(68,523)
Net realized gain (loss)	(1,036,397)
Realized gain distributions	43,928
Net change in unrealized appreciation (depreciation)	1,294,690
Net assets	$5,447,269

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	2,878	$5,447	1.25%	23.5%	12/31/2020	$1.96	0	$0	1.00%	23.8%	12/31/2020	$2.03	0	$0	0.75%	24.1%
12/31/2019	1.53	6,232	9,550	1.25%	20.4%	12/31/2019	1.58	0	0	1.00%	20.7%	12/31/2019	1.64	0	0	0.75%	21.0%
12/31/2018	1.27	3,536	4,501	1.25%	-20.2%	12/31/2018	1.31	0	0	1.00%	-20.0%	12/31/2018	1.35	0	0	0.75%	-19.8%
12/31/2017	1.59	392	625	1.25%	44.1%	12/31/2017	1.64	0	0	1.00%	44.4%	12/31/2017	1.69	0	0	0.75%	44.8%
12/31/2016	1.11	56	62	1.25%	6.3%	12/31/2016	1.13	0	0	1.00%	6.6%	12/31/2016	1.16	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	24.4%	12/31/2020	$2.18	0	$0	0.25%	24.7%	12/31/2020	$2.26	0	$0	0.00%	25.0%
12/31/2019	1.69	0	0	0.50%	21.3%	12/31/2019	1.75	0	0	0.25%	21.6%	12/31/2019	1.81	0	0	0.00%	21.9%
12/31/2018	1.39	0	0	0.50%	-19.5%	12/31/2018	1.44	0	0	0.25%	-19.3%	12/31/2018	1.48	0	0	0.00%	-19.1%
12/31/2017	1.73	0	0	0.50%	45.1%	12/31/2017	1.78	0	0	0.25%	45.5%	12/31/2017	1.83	0	0	0.00%	45.9%
12/31/2016	1.19	0	0	0.50%	7.1%	12/31/2016	1.23	0	0	0.25%	7.4%	12/31/2016	1.26	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.4%
2018	0.5%
2017	0.4%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Growth Fund Investor Class - 06-048
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,775	$77,219	2,226
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$70,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,788	40,948	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$70,788	40,948

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$165
Mortality & expense charges	(23)
Net investment income (loss)	142

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	7,262
Net change in unrealized appreciation (depreciation)	(6,444)
Net gain (loss)	816

Increase (decrease) in net assets from operations	$958

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$142	$-
Net realized gain (loss)	(2)	-
Realized gain distributions	7,262	-
Net change in unrealized appreciation (depreciation)	(6,444)	-

Increase (decrease) in net assets from operations	958	-

Contract owner transactions:
Proceeds from units sold	69,833	-
Cost of units redeemed	-	-
Account charges	(3)	-
Increase (decrease)	69,830	-
Net increase (decrease)	70,788	-
Net assets, beginning	-	-
Net assets, ending	$70,788	$-

Units sold	40,949	-
Units redeemed	(1)	-
Net increase (decrease)	40,948	-
Units outstanding, beginning	-	-
Units outstanding, ending	40,948	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$168,135
Cost of units redeemed/account charges	(124,669)
Net investment income (loss)	235
Net realized gain (loss)	12,068
Realized gain distributions	21,463
Net change in unrealized appreciation (depreciation)	(6,444)
Net assets	$70,788

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	41	$71	1.25%	13.1%	12/31/2020	$1.76	0	$0	1.00%	13.4%	12/31/2020	$1.79	0	$0	0.75%	13.6%
12/31/2019	1.53	0	0	1.25%	26.8%	12/31/2019	1.55	0	0	1.00%	27.1%	12/31/2019	1.57	0	0	0.75%	27.4%
12/31/2018	1.21	0	0	1.25%	-7.5%	12/31/2018	1.22	0	0	1.00%	-7.2%	12/31/2018	1.23	0	0	0.75%	-7.0%
12/31/2017	1.30	0	0	1.25%	20.3%	12/31/2017	1.31	0	0	1.00%	20.6%	12/31/2017	1.33	0	0	0.75%	20.9%
12/31/2016	1.08	79	86	1.25%	8.6%	12/31/2016	1.09	0	0	1.00%	8.9%	12/31/2016	1.10	0	0	0.75%	9.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.82	0	$0	0.50%	13.9%	12/31/2020	$1.85	0	$0	0.25%	14.2%	12/31/2020	$1.88	0	$0	0.00%	14.5%
12/31/2019	1.59	0	0	0.50%	27.7%	12/31/2019	1.62	0	0	0.25%	28.0%	12/31/2019	1.64	0	0	0.00%	28.4%
12/31/2018	1.25	0	0	0.50%	-6.8%	12/31/2018	1.26	0	0	0.25%	-6.5%	12/31/2018	1.28	0	0	0.00%	-6.3%
12/31/2017	1.34	0	0	0.50%	21.2%	12/31/2017	1.35	0	0	0.25%	21.6%	12/31/2017	1.36	0	0	0.00%	21.9%
12/31/2016	1.10	0	0	0.50%	9.4%	12/31/2016	1.11	0	0	0.25%	9.7%	12/31/2016	1.12	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.0%
2018	0.0%
2017	2.6%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund A Class - 06-400
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,538,529	$7,049,038	920,311
Receivables: investments sold	17,228
Payables: investments purchased	-
Net assets	$7,555,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,987,874	1,370,517	$3.64
Band 100	2,143,143	564,033	3.80
Band 75	-	-	3.97
Band 50	46,750	11,287	4.14
Band 25	-	-	4.32
Band 0	377,990	83,234	4.54
Total	$7,555,757	2,029,071

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,436
Mortality & expense charges	(75,741)
Net investment income (loss)	(42,305)

Gain (loss) on investments:
Net realized gain (loss)	(139,177)
Realized gain distributions	406,684
Net change in unrealized appreciation (depreciation)	847,920
Net gain (loss)	1,115,427

Increase (decrease) in net assets from operations	$1,073,122

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,305)	$14,898
Net realized gain (loss)	(139,177)	(49,073)
Realized gain distributions	406,684	1,014,286
Net change in unrealized appreciation (depreciation)	847,920	779,129

Increase (decrease) in net assets from operations	1,073,122	1,759,240

Contract owner transactions:
Proceeds from units sold	645,394	1,662,217
Cost of units redeemed	(2,401,727)	(3,426,104)
Account charges	(1,885)	(2,342)
Increase (decrease)	(1,758,218)	(1,766,229)
Net increase (decrease)	(685,096)	(6,989)
Net assets, beginning	8,240,853	8,247,842
Net assets, ending	$7,555,757	$8,240,853

Units sold	213,190	582,719
Units redeemed	(778,049)	(1,169,436)
Net increase (decrease)	(564,859)	(586,717)
Units outstanding, beginning	2,593,930	3,180,647
Units outstanding, ending	2,029,071	2,593,930

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,819,233
Cost of units redeemed/account charges	(42,593,115)
Net investment income (loss)	(288,018)
Net realized gain (loss)	777,108
Realized gain distributions	9,351,058
Net change in unrealized appreciation (depreciation)	489,491
Net assets	$7,555,757

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.64	1,371	$4,988	1.25%	16.6%	12/31/2020	$3.80	564	$2,143	1.00%	16.8%	12/31/2020	$3.97	0	$0	0.75%	17.1%
12/31/2019	3.12	1,909	5,960	1.25%	22.4%	12/31/2019	3.25	590	1,919	1.00%	22.7%	12/31/2019	3.39	0	0	0.75%	23.0%
12/31/2018	2.55	2,373	6,053	1.25%	-9.3%	12/31/2018	2.65	677	1,793	1.00%	-9.0%	12/31/2018	2.75	0	0	0.75%	-8.8%
12/31/2017	2.81	2,557	7,186	1.25%	17.4%	12/31/2017	2.91	926	2,696	1.00%	17.7%	12/31/2017	3.02	0	0	0.75%	18.0%
12/31/2016	2.39	3,284	7,860	1.25%	5.1%	12/31/2016	2.47	1,046	2,587	1.00%	5.3%	12/31/2016	2.56	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.14	11	$47	0.50%	17.4%	12/31/2020	$4.32	0	$0	0.25%	17.7%	12/31/2020	$4.54	83	$378	0.00%	18.0%
12/31/2019	3.53	12	42	0.50%	23.4%	12/31/2019	3.67	0	0	0.25%	23.7%	12/31/2019	3.85	83	320	0.00%	24.0%
12/31/2018	2.86	13	37	0.50%	-8.6%	12/31/2018	2.97	0	0	0.25%	-8.3%	12/31/2018	3.10	117	364	0.00%	-8.1%
12/31/2017	3.13	14	42	0.50%	18.3%	12/31/2017	3.24	0	0	0.25%	18.6%	12/31/2017	3.38	113	382	0.00%	18.9%
12/31/2016	2.64	14	36	0.50%	5.8%	12/31/2016	2.73	0	0	0.25%	6.1%	12/31/2016	2.84	102	291	0.00%	6.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.4%
2018	0.9%
2017	1.0%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Growth Fund A Class - 06-175
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,295,334	$2,248,881	72,438
Receivables: investments sold	3,857
Payables: investments purchased	-
Net assets	$2,299,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,702,083	511,519	$3.33
Band 100	466,897	134,599	3.47
Band 75	-	-	3.62
Band 50	130,211	34,545	3.77
Band 25	-	-	3.93
Band 0	-	-	4.10
Total	$2,299,191	680,663

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,687
Mortality & expense charges	(19,919)
Net investment income (loss)	(5,232)

Gain (loss) on investments:
Net realized gain (loss)	(6,998)
Realized gain distributions	237,479
Net change in unrealized appreciation (depreciation)	2,413
Net gain (loss)	232,894

Increase (decrease) in net assets from operations	$227,662

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,232)	$(5,515)
Net realized gain (loss)	(6,998)	15,360
Realized gain distributions	237,479	190,435
Net change in unrealized appreciation (depreciation)	2,413	305,120

Increase (decrease) in net assets from operations	227,662	505,400

Contract owner transactions:
Proceeds from units sold	661,938	760,874
Cost of units redeemed	(374,244)	(1,454,876)
Account charges	(1,421)	(2,330)
Increase (decrease)	286,273	(696,332)
Net increase (decrease)	513,935	(190,932)
Net assets, beginning	1,785,256	1,976,188
Net assets, ending	$2,299,191	$1,785,256

Units sold	218,405	281,087
Units redeemed	(133,517)	(522,896)
Net increase (decrease)	84,888	(241,809)
Units outstanding, beginning	595,775	837,584
Units outstanding, ending	680,663	595,775

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,147,937
Cost of units redeemed/account charges	(17,677,327)
Net investment income (loss)	(33,318)
Net realized gain (loss)	784,766
Realized gain distributions	2,030,680
Net change in unrealized appreciation (depreciation)	46,453
Net assets	$2,299,191

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.33	512	$1,702	1.25%	12.8%	12/31/2020	$3.47	135	$467	1.00%	13.1%	12/31/2020	$3.62	0	$0	0.75%	13.4%
12/31/2019	2.95	433	1,276	1.25%	26.4%	12/31/2019	3.07	127	391	1.00%	26.8%	12/31/2019	3.19	0	0	0.75%	27.1%
12/31/2018	2.33	663	1,547	1.25%	-7.7%	12/31/2018	2.42	135	326	1.00%	-7.5%	12/31/2018	2.51	0	0	0.75%	-7.2%
12/31/2017	2.53	996	2,517	1.25%	20.0%	12/31/2017	2.61	121	317	1.00%	20.3%	12/31/2017	2.71	0	0	0.75%	20.6%
12/31/2016	2.11	1,425	3,000	1.25%	8.3%	12/31/2016	2.17	133	289	1.00%	8.6%	12/31/2016	2.24	0	0	0.75%	8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.77	35	$130	0.50%	13.7%	12/31/2020	$3.93	0	$0	0.25%	14.0%	12/31/2020	$4.10	0	$0	0.00%	14.2%
12/31/2019	3.32	36	119	0.50%	27.4%	12/31/2019	3.45	0	0	0.25%	27.7%	12/31/2019	3.59	0	0	0.00%	28.0%
12/31/2018	2.60	40	104	0.50%	-7.0%	12/31/2018	2.70	0	0	0.25%	-6.8%	12/31/2018	2.80	0	0	0.00%	-6.5%
12/31/2017	2.80	3	9	0.50%	20.9%	12/31/2017	2.90	0	0	0.25%	21.2%	12/31/2017	3.00	0	0	0.00%	21.5%
12/31/2016	2.31	4	10	0.50%	9.1%	12/31/2016	2.39	0	0	0.25%	9.4%	12/31/2016	2.47	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	0.7%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund Investor Class - 06-475
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,597,650	$4,308,339	513,596
Receivables: investments sold	34,991
Payables: investments purchased	-
Net assets	$4,632,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,632,641	1,227,447	$3.77
Band 100	-	-	3.94
Band 75	-	-	4.11
Band 50	-	-	4.30
Band 25	-	-	4.48
Band 0	-	-	4.83
Total	$4,632,641	1,227,447

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$98,325
Mortality & expense charges	(57,804)
Net investment income (loss)	40,521

Gain (loss) on investments:
Net realized gain (loss)	22,923
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(119,769)
Net gain (loss)	(96,846)

Increase (decrease) in net assets from operations	$(56,325)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40,521	$64,903
Net realized gain (loss)	22,923	146,166
Realized gain distributions	-	314,483
Net change in unrealized appreciation (depreciation)	(119,769)	782,011

Increase (decrease) in net assets from operations	(56,325)	1,307,563

Contract owner transactions:
Proceeds from units sold	470,139	609,070
Cost of units redeemed	(1,489,762)	(2,375,999)
Account charges	(1,046)	(3,254)
Increase (decrease)	(1,020,669)	(1,770,183)
Net increase (decrease)	(1,076,994)	(462,620)
Net assets, beginning	5,709,635	6,172,255
Net assets, ending	$4,632,641	$5,709,635

Units sold	142,893	177,937
Units redeemed	(425,537)	(668,653)
Net increase (decrease)	(282,644)	(490,716)
Units outstanding, beginning	1,510,091	2,000,807
Units outstanding, ending	1,227,447	1,510,091

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,339,491
Cost of units redeemed/account charges	(42,908,490)
Net investment income (loss)	1,891,009
Net realized gain (loss)	2,956,985
Realized gain distributions	6,064,335
Net change in unrealized appreciation (depreciation)	289,311
Net assets	$4,632,641

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.77	1,227	$4,633	1.25%	-0.2%	12/31/2020	$3.94	0	$0	1.00%	0.1%	12/31/2020	$4.11	0	$0	0.75%	0.3%
12/31/2019	3.78	1,510	5,710	1.25%	22.6%	12/31/2019	3.94	0	0	1.00%	22.9%	12/31/2019	4.10	0	0	0.75%	23.2%
12/31/2018	3.08	2,001	6,172	1.25%	-5.6%	12/31/2018	3.20	0	0	1.00%	-5.3%	12/31/2018	3.33	0	0	0.75%	-5.1%
12/31/2017	3.27	2,866	9,364	1.25%	11.9%	12/31/2017	3.39	0	0	1.00%	12.2%	12/31/2017	3.51	0	0	0.75%	12.5%
12/31/2016	2.92	2,894	8,447	1.25%	18.0%	12/31/2016	3.02	0	0	1.00%	18.3%	12/31/2016	3.12	0	0	0.75%	18.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.30	0	$0	0.50%	0.6%	12/31/2020	$4.48	0	$0	0.25%	0.8%	12/31/2020	$4.83	0	$0	0.00%	1.1%
12/31/2019	4.27	0	0	0.50%	23.5%	12/31/2019	4.45	0	0	0.25%	23.8%	12/31/2019	4.78	0	0	0.00%	24.1%
12/31/2018	3.46	0	0	0.50%	-4.9%	12/31/2018	3.59	0	0	0.25%	-4.6%	12/31/2018	3.85	0	0	0.00%	-4.4%
12/31/2017	3.64	0	0	0.50%	12.8%	12/31/2017	3.77	0	0	0.25%	13.1%	12/31/2017	4.03	0	0	0.00%	13.3%
12/31/2016	3.22	0	0	0.50%	18.9%	12/31/2016	3.33	0	0	0.25%	19.2%	12/31/2016	3.55	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.5%
2018	2.0%
2017	1.8%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund A Class - 06-405
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,491,040	$3,309,184	586,370
Receivables: investments sold	3,727
Payables: investments purchased	-
Net assets	$3,494,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,198,496	515,870	$2.32
Band 100	1,575,574	649,566	2.43
Band 75	-	-	2.53
Band 50	720,697	272,574	2.64
Band 25	-	-	2.76
Band 0	-	-	2.89
Total	$3,494,767	1,438,010

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20,509
Mortality & expense charges	(34,372)
Net investment income (loss)	(13,863)

Gain (loss) on investments:
Net realized gain (loss)	(31,446)
Realized gain distributions	106,520
Net change in unrealized appreciation (depreciation)	313,426
Net gain (loss)	388,500

Increase (decrease) in net assets from operations	$374,637

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,863)	$11,099
Net realized gain (loss)	(31,446)	(44,916)
Realized gain distributions	106,520	263,099
Net change in unrealized appreciation (depreciation)	313,426	289,926

Increase (decrease) in net assets from operations	374,637	519,208

Contract owner transactions:
Proceeds from units sold	147,010	828,500
Cost of units redeemed	(1,062,428)	(1,223,022)
Account charges	(992)	(1,339)
Increase (decrease)	(916,410)	(395,861)
Net increase (decrease)	(541,773)	123,347
Net assets, beginning	4,036,540	3,913,193
Net assets, ending	$3,494,767	$4,036,540

Units sold	70,300	395,799
Units redeemed	(507,465)	(606,044)
Net increase (decrease)	(437,165)	(210,245)
Units outstanding, beginning	1,875,175	2,085,420
Units outstanding, ending	1,438,010	1,875,175

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,416,796
Cost of units redeemed/account charges	(19,563,957)
Net investment income (loss)	(53,170)
Net realized gain (loss)	99,955
Realized gain distributions	2,413,287
Net change in unrealized appreciation (depreciation)	181,856
Net assets	$3,494,767

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.32	516	$1,198	1.25%	11.7%	12/31/2020	$2.43	650	$1,576	1.00%	12.0%	12/31/2020	$2.53	0	$0	0.75%	12.2%
12/31/2019	2.08	893	1,857	1.25%	14.2%	12/31/2019	2.17	703	1,524	1.00%	14.5%	12/31/2019	2.26	0	0	0.75%	14.8%
12/31/2018	1.82	1,057	1,926	1.25%	-6.0%	12/31/2018	1.89	748	1,415	1.00%	-5.7%	12/31/2018	1.97	0	0	0.75%	-5.5%
12/31/2017	1.94	1,337	2,590	1.25%	9.0%	12/31/2017	2.01	867	1,741	1.00%	9.3%	12/31/2017	2.08	0	0	0.75%	9.5%
12/31/2016	1.78	1,787	3,176	1.25%	3.7%	12/31/2016	1.84	980	1,800	1.00%	3.9%	12/31/2016	1.90	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	273	$721	0.50%	12.5%	12/31/2020	$2.76	0	$0	0.25%	12.8%	12/31/2020	$2.89	0	$0	0.00%	13.1%
12/31/2019	2.35	279	656	0.50%	15.1%	12/31/2019	2.45	0	0	0.25%	15.4%	12/31/2019	2.55	0	0	0.00%	15.6%
12/31/2018	2.04	280	572	0.50%	-5.3%	12/31/2018	2.12	0	0	0.25%	-5.0%	12/31/2018	2.21	0	0	0.00%	-4.8%
12/31/2017	2.16	284	613	0.50%	9.8%	12/31/2017	2.23	0	0	0.25%	10.1%	12/31/2017	2.32	0	0	0.00%	10.4%
12/31/2016	1.96	0	0	0.50%	4.4%	12/31/2016	2.03	0	0	0.25%	4.7%	12/31/2016	2.10	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.3%
2018	1.4%
2017	1.1%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund A Class - 06-285
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,807,507	$5,496,729	645,986
Receivables: investments sold	19,289
Payables: investments purchased	-
Net assets	$5,826,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,137,519	1,193,104	$3.47
Band 100	1,308,659	361,251	3.62
Band 75	-	-	3.78
Band 50	274,399	69,487	3.95
Band 25	-	-	4.12
Band 0	106,219	24,546	4.33
Total	$5,826,796	1,648,388

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$105,790
Mortality & expense charges	(63,059)
Net investment income (loss)	42,731

Gain (loss) on investments:
Net realized gain (loss)	(2,400)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(92,000)
Net gain (loss)	(94,400)

Increase (decrease) in net assets from operations	$(51,669)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,731	$61,008
Net realized gain (loss)	(2,400)	99,673
Realized gain distributions	-	336,464
Net change in unrealized appreciation (depreciation)	(92,000)	944,376

Increase (decrease) in net assets from operations	(51,669)	1,441,521

Contract owner transactions:
Proceeds from units sold	724,049	1,438,415
Cost of units redeemed	(1,491,952)	(3,056,610)
Account charges	(1,258)	(3,236)
Increase (decrease)	(769,161)	(1,621,431)
Net increase (decrease)	(820,830)	(179,910)
Net assets, beginning	6,647,626	6,827,536
Net assets, ending	$5,826,796	$6,647,626

Units sold	229,806	476,618
Units redeemed	(455,485)	(965,316)
Net increase (decrease)	(225,679)	(488,698)
Units outstanding, beginning	1,874,067	2,362,765
Units outstanding, ending	1,648,388	1,874,067

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$34,547,020
Cost of units redeemed/account charges	(37,601,141)
Net investment income (loss)	1,050,297
Net realized gain (loss)	2,792,843
Realized gain distributions	4,726,999
Net change in unrealized appreciation (depreciation)	310,778
Net assets	$5,826,796

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.47	1,193	$4,138	1.25%	-0.4%	12/31/2020	$3.62	361	$1,309	1.00%	-0.2%	12/31/2020	$3.78	0	$0	0.75%	0.1%
12/31/2019	3.48	1,377	4,795	1.25%	22.3%	12/31/2019	3.63	382	1,385	1.00%	22.6%	12/31/2019	3.78	0	0	0.75%	22.9%
12/31/2018	2.85	1,822	5,190	1.25%	-5.8%	12/31/2018	2.96	423	1,252	1.00%	-5.6%	12/31/2018	3.08	0	0	0.75%	-5.3%
12/31/2017	3.02	2,131	6,446	1.25%	11.7%	12/31/2017	3.14	653	2,048	1.00%	11.9%	12/31/2017	3.25	0	0	0.75%	12.2%
12/31/2016	2.71	2,827	7,657	1.25%	17.7%	12/31/2016	2.80	773	2,166	1.00%	18.0%	12/31/2016	2.90	0	0	0.75%	18.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.95	69	$274	0.50%	0.3%	12/31/2020	$4.12	0	$0	0.25%	0.6%	12/31/2020	$4.33	25	$106	0.00%	0.8%
12/31/2019	3.94	80	316	0.50%	23.2%	12/31/2019	4.10	0	0	0.25%	23.5%	12/31/2019	4.29	35	152	0.00%	23.8%
12/31/2018	3.20	85	272	0.50%	-5.1%	12/31/2018	3.32	0	0	0.25%	-4.9%	12/31/2018	3.47	32	112	0.00%	-4.6%
12/31/2017	3.37	79	266	0.50%	12.5%	12/31/2017	3.49	0	0	0.25%	12.8%	12/31/2017	3.63	29	106	0.00%	13.1%
12/31/2016	2.99	84	250	0.50%	18.6%	12/31/2016	3.09	0	0	0.25%	18.9%	12/31/2016	3.22	29	93	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	1.6%
2017	1.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ginnie Mae A Class - 06-435
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,000	$576,562	54,158
Receivables: investments sold	5,500
Payables: investments purchased	-
Net assets	$579,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$550,133	387,298	$1.42
Band 100	29,367	19,802	1.48
Band 75	-	-	1.55
Band 50	-	-	1.62
Band 25	-	-	1.69
Band 0	-	-	1.76
Total	$579,500	407,100

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,050
Mortality & expense charges	(10,326)
Net investment income (loss)	5,724

Gain (loss) on investments:
Net realized gain (loss)	40,128
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(26,544)
Net gain (loss)	13,584

Increase (decrease) in net assets from operations	$19,308

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,724	$11,399
Net realized gain (loss)	40,128	8,011
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(26,544)	24,203

Increase (decrease) in net assets from operations	19,308	43,613

Contract owner transactions:
Proceeds from units sold	1,116,254	365,832
Cost of units redeemed	(1,307,759)	(1,070,268)
Account charges	(1,272)	(1,231)
Increase (decrease)	(192,777)	(705,667)
Net increase (decrease)	(173,469)	(662,054)
Net assets, beginning	752,969	1,415,023
Net assets, ending	$579,500	$752,969

Units sold	786,209	285,129
Units redeemed	(918,427)	(806,815)
Net increase (decrease)	(132,218)	(521,686)
Units outstanding, beginning	539,318	1,061,004
Units outstanding, ending	407,100	539,318

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,549,204
Cost of units redeemed/account charges	(49,530,152)
Net investment income (loss)	488,932
Net realized gain (loss)	74,078
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,562)
Net assets	$579,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	387	$550	1.25%	2.2%	12/31/2020	$1.48	20	$29	1.00%	2.4%	12/31/2020	$1.55	0	$0	0.75%	2.7%
12/31/2019	1.39	483	671	1.25%	4.6%	12/31/2019	1.45	57	82	1.00%	4.9%	12/31/2019	1.51	0	0	0.75%	5.1%
12/31/2018	1.33	991	1,317	1.25%	-1.1%	12/31/2018	1.38	65	89	1.00%	-0.8%	12/31/2018	1.43	0	0	0.75%	-0.6%
12/31/2017	1.34	866	1,163	1.25%	-0.3%	12/31/2017	1.39	90	125	1.00%	-0.1%	12/31/2017	1.44	0	0	0.75%	0.2%
12/31/2016	1.35	1,245	1,678	1.25%	-0.5%	12/31/2016	1.39	129	179	1.00%	-0.2%	12/31/2016	1.44	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	3.0%	12/31/2020	$1.69	0	$0	0.25%	3.2%	12/31/2020	$1.76	0	$0	0.00%	3.5%
12/31/2019	1.57	0	0	0.50%	5.4%	12/31/2019	1.64	0	0	0.25%	5.6%	12/31/2019	1.70	0	0	0.00%	5.9%
12/31/2018	1.49	0	0	0.50%	-0.3%	12/31/2018	1.55	0	0	0.25%	-0.1%	12/31/2018	1.61	5	9	0.00%	0.2%
12/31/2017	1.50	0	0	0.50%	0.4%	12/31/2017	1.55	0	0	0.25%	0.7%	12/31/2017	1.61	5	8	0.00%	1.0%
12/31/2016	1.49	0	0	0.50%	0.3%	12/31/2016	1.54	0	0	0.25%	0.5%	12/31/2016	1.59	38	60	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.1%
2018	2.3%
2017	2.1%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund A Class - 06-415
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,825,235	$12,548,952	1,912,786
Receivables: investments sold	9,565
Payables: investments purchased	-
Net assets	$12,834,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,714,721	2,201,481	$3.05
Band 100	6,118,260	1,921,319	3.18
Band 75	-	-	3.32
Band 50	1,819	524	3.47
Band 25	-	-	3.62
Band 0	-	-	3.81
Total	$12,834,800	4,123,324

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$88,997
Mortality & expense charges	(136,751)
Net investment income (loss)	(47,754)

Gain (loss) on investments:
Net realized gain (loss)	(429,465)
Realized gain distributions	514,454
Net change in unrealized appreciation (depreciation)	1,524,156
Net gain (loss)	1,609,145

Increase (decrease) in net assets from operations	$1,561,391

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,754)	$17,280
Net realized gain (loss)	(429,465)	(139,146)
Realized gain distributions	514,454	1,579,664
Net change in unrealized appreciation (depreciation)	1,524,156	1,060,349

Increase (decrease) in net assets from operations	1,561,391	2,518,147

Contract owner transactions:
Proceeds from units sold	792,673	1,856,174
Cost of units redeemed	(3,693,373)	(4,009,518)
Account charges	(7,745)	(9,473)
Increase (decrease)	(2,908,445)	(2,162,817)
Net increase (decrease)	(1,347,054)	355,330
Net assets, beginning	14,181,854	13,826,524
Net assets, ending	$12,834,800	$14,181,854

Units sold	305,452	746,554
Units redeemed	(1,409,177)	(1,589,356)
Net increase (decrease)	(1,103,725)	(842,802)
Units outstanding, beginning	5,227,049	6,069,851
Units outstanding, ending	4,123,324	5,227,049

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$123,643,771
Cost of units redeemed/account charges	(127,910,184)
Net investment income (loss)	(112,259)
Net realized gain (loss)	1,079,668
Realized gain distributions	15,857,521
Net change in unrealized appreciation (depreciation)	276,283
Net assets	$12,834,800

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.05	2,201	$6,715	1.25%	14.4%	12/31/2020	$3.18	1,921	$6,118	1.00%	14.7%	12/31/2020	$3.32	0	$0	0.75%	15.0%
12/31/2019	2.67	3,007	8,018	1.25%	18.9%	12/31/2019	2.78	2,219	6,163	1.00%	19.2%	12/31/2019	2.89	0	0	0.75%	19.5%
12/31/2018	2.24	3,549	7,955	1.25%	-7.8%	12/31/2018	2.33	2,520	5,869	1.00%	-7.5%	12/31/2018	2.42	0	0	0.75%	-7.3%
12/31/2017	2.43	4,165	10,124	1.25%	13.5%	12/31/2017	2.52	3,403	8,572	1.00%	13.7%	12/31/2017	2.61	583	1,522	0.75%	14.0%
12/31/2016	2.14	6,879	14,737	1.25%	4.8%	12/31/2016	2.21	3,765	8,337	1.00%	5.0%	12/31/2016	2.29	583	1,334	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.47	1	$2	0.50%	15.3%	12/31/2020	$3.62	0	$0	0.25%	15.5%	12/31/2020	$3.81	0	$0	0.00%	15.8%
12/31/2019	3.01	1	2	0.50%	19.8%	12/31/2019	3.14	0	0	0.25%	20.1%	12/31/2019	3.29	0	0	0.00%	20.4%
12/31/2018	2.51	1	2	0.50%	-7.1%	12/31/2018	2.61	0	0	0.25%	-6.8%	12/31/2018	2.73	0	0	0.00%	-6.6%
12/31/2017	2.70	6	16	0.50%	14.3%	12/31/2017	2.80	0	0	0.25%	14.6%	12/31/2017	2.92	0	0	0.00%	14.9%
12/31/2016	2.37	7	16	0.50%	5.5%	12/31/2016	2.45	0	0	0.25%	5.8%	12/31/2016	2.54	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.3%
2018	1.0%
2017	1.3%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Growth Fund A Class - 06-445
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,650,152	$1,188,332	36,893
Receivables: investments sold	-
Payables: investments purchased	(3,239)
Net assets	$1,646,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$908,241	180,359	$5.04
Band 100	738,672	140,493	5.26
Band 75	-	-	5.49
Band 50	-	-	5.73
Band 25	-	-	5.98
Band 0	-	-	6.25
Total	$1,646,913	320,852

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,214
Mortality & expense charges	(18,760)
Net investment income (loss)	(16,546)

Gain (loss) on investments:
Net realized gain (loss)	108,166
Realized gain distributions	103,994
Net change in unrealized appreciation (depreciation)	223,575
Net gain (loss)	435,735

Increase (decrease) in net assets from operations	$419,189

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,546)	$(27,969)
Net realized gain (loss)	108,166	107,450
Realized gain distributions	103,994	110,270
Net change in unrealized appreciation (depreciation)	223,575	475,576

Increase (decrease) in net assets from operations	419,189	665,327

Contract owner transactions:
Proceeds from units sold	223,876	262,106
Cost of units redeemed	(1,011,355)	(996,323)
Account charges	(156)	(251)
Increase (decrease)	(787,635)	(734,468)
Net increase (decrease)	(368,446)	(69,141)
Net assets, beginning	2,015,359	2,084,500
Net assets, ending	$1,646,913	$2,015,359

Units sold	61,235	90,951
Units redeemed	(266,798)	(293,201)
Net increase (decrease)	(205,563)	(202,250)
Units outstanding, beginning	526,415	728,665
Units outstanding, ending	320,852	526,415

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,794,628
Cost of units redeemed/account charges	(14,001,858)
Net investment income (loss)	(314,416)
Net realized gain (loss)	1,234,026
Realized gain distributions	2,472,713
Net change in unrealized appreciation (depreciation)	461,820
Net assets	$1,646,913

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.04	180	$908	1.25%	33.2%	12/31/2020	$5.26	140	$739	1.00%	33.5%	12/31/2020	$5.49	0	$0	0.75%	33.8%
12/31/2019	3.78	369	1,397	1.25%	33.4%	12/31/2019	3.94	157	619	1.00%	33.8%	12/31/2019	4.10	0	0	0.75%	34.1%
12/31/2018	2.83	554	1,571	1.25%	-3.1%	12/31/2018	2.94	174	514	1.00%	-2.9%	12/31/2018	3.06	0	0	0.75%	-2.6%
12/31/2017	2.93	568	1,662	1.25%	28.2%	12/31/2017	3.03	338	1,026	1.00%	28.5%	12/31/2017	3.14	0	0	0.75%	28.8%
12/31/2016	2.28	835	1,905	1.25%	2.6%	12/31/2016	2.36	380	897	1.00%	2.8%	12/31/2016	2.44	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.73	0	$0	0.50%	34.2%	12/31/2020	$5.98	0	$0	0.25%	34.5%	12/31/2020	$6.25	0	$0	0.00%	34.8%
12/31/2019	4.27	0	0	0.50%	34.4%	12/31/2019	4.45	0	0	0.25%	34.8%	12/31/2019	4.64	0	0	0.00%	35.1%
12/31/2018	3.18	0	0	0.50%	-2.4%	12/31/2018	3.30	0	0	0.25%	-2.2%	12/31/2018	3.43	0	0	0.00%	-1.9%
12/31/2017	3.26	0	0	0.50%	29.2%	12/31/2017	3.37	0	0	0.25%	29.5%	12/31/2017	3.50	0	0	0.00%	29.8%
12/31/2016	2.52	0	0	0.50%	3.3%	12/31/2016	2.61	0	0	0.25%	3.6%	12/31/2016	2.69	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund A Class - 06-430
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,769,926	$1,134,537	24,676
Receivables: investments sold	-
Payables: investments purchased	(375)
Net assets	$1,769,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,352,187	228,941	$5.91
Band 100	417,364	67,682	6.17
Band 75	-	-	6.44
Band 50	-	-	6.72
Band 25	-	-	7.02
Band 0	-	-	7.37
Total	$1,769,551	296,623

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,889)
Net investment income (loss)	(15,889)

Gain (loss) on investments:
Net realized gain (loss)	110,933
Realized gain distributions	50,990
Net change in unrealized appreciation (depreciation)	389,945
Net gain (loss)	551,868

Increase (decrease) in net assets from operations	$535,979

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,889)	$(12,268)
Net realized gain (loss)	110,933	98,332
Realized gain distributions	50,990	48,286
Net change in unrealized appreciation (depreciation)	389,945	162,411

Increase (decrease) in net assets from operations	535,979	296,761

Contract owner transactions:
Proceeds from units sold	582,891	224,528
Cost of units redeemed	(420,936)	(419,871)
Account charges	(238)	(205)
Increase (decrease)	161,717	(195,548)
Net increase (decrease)	697,696	101,213
Net assets, beginning	1,071,855	970,642
Net assets, ending	$1,769,551	$1,071,855

Units sold	134,667	64,447
Units redeemed	(102,488)	(117,806)
Net increase (decrease)	32,179	(53,359)
Units outstanding, beginning	264,444	317,803
Units outstanding, ending	296,623	264,444

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,057,219
Cost of units redeemed/account charges	(2,763,271)
Net investment income (loss)	(125,785)
Net realized gain (loss)	418,485
Realized gain distributions	547,514
Net change in unrealized appreciation (depreciation)	635,389
Net assets	$1,769,551

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.91	229	$1,352	1.25%	47.5%	12/31/2020	$6.17	68	$417	1.00%	47.9%	12/31/2020	$6.44	0	$0	0.75%	48.3%
12/31/2019	4.00	184	738	1.25%	32.6%	12/31/2019	4.17	80	334	1.00%	32.9%	12/31/2019	4.34	0	0	0.75%	33.3%
12/31/2018	3.02	222	671	1.25%	-0.9%	12/31/2018	3.14	96	300	1.00%	-0.6%	12/31/2018	3.26	0	0	0.75%	-0.4%
12/31/2017	3.04	211	642	1.25%	30.0%	12/31/2017	3.16	114	361	1.00%	30.3%	12/31/2017	3.27	0	0	0.75%	30.6%
12/31/2016	2.34	197	463	1.25%	2.8%	12/31/2016	2.42	122	295	1.00%	3.1%	12/31/2016	2.50	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.72	0	$0	0.50%	48.7%	12/31/2020	$7.02	0	$0	0.25%	49.0%	12/31/2020	$7.37	0	$0	0.00%	49.4%
12/31/2019	4.52	0	0	0.50%	33.6%	12/31/2019	4.71	0	0	0.25%	33.9%	12/31/2019	4.93	0	0	0.00%	34.3%
12/31/2018	3.38	0	0	0.50%	-0.1%	12/31/2018	3.52	0	0	0.25%	0.1%	12/31/2018	3.67	0	0	0.00%	0.4%
12/31/2017	3.39	0	0	0.50%	30.9%	12/31/2017	3.51	0	0	0.25%	31.3%	12/31/2017	3.66	0	0	0.00%	31.6%
12/31/2016	2.59	0	0	0.50%	3.6%	12/31/2016	2.68	0	0	0.25%	3.9%	12/31/2016	2.78	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund A Class - 06-290
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,337,942	$4,666,349	235,779
Receivables: investments sold	-
Payables: investments purchased	(18,756)
Net assets	$5,319,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,609,066	481,198	$7.50
Band 100	646,143	82,513	7.83
Band 75	-	-	8.18
Band 50	1,063,977	124,643	8.54
Band 25	-	-	8.91
Band 0	-	-	9.38
Total	$5,319,186	688,354

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(46,696)
Net investment income (loss)	(46,696)

Gain (loss) on investments:
Net realized gain (loss)	22,263
Realized gain distributions	722,126
Net change in unrealized appreciation (depreciation)	918,840
Net gain (loss)	1,663,229

Increase (decrease) in net assets from operations	$1,616,533

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(46,696)	$(49,430)
Net realized gain (loss)	22,263	(170,444)
Realized gain distributions	722,126	536,532
Net change in unrealized appreciation (depreciation)	918,840	1,061,802

Increase (decrease) in net assets from operations	1,616,533	1,378,460

Contract owner transactions:
Proceeds from units sold	299,234	303,967
Cost of units redeemed	(1,350,395)	(1,348,933)
Account charges	(991)	(1,458)
Increase (decrease)	(1,052,152)	(1,046,424)
Net increase (decrease)	564,381	332,036
Net assets, beginning	4,754,805	4,422,769
Net assets, ending	$5,319,186	$4,754,805

Units sold	55,170	61,100
Units redeemed	(223,449)	(275,747)
Net increase (decrease)	(168,279)	(214,647)
Units outstanding, beginning	856,633	1,071,280
Units outstanding, ending	688,354	856,633

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$45,665,446
Cost of units redeemed/account charges	(55,116,704)
Net investment income (loss)	(1,569,487)
Net realized gain (loss)	4,943,980
Realized gain distributions	10,724,358
Net change in unrealized appreciation (depreciation)	671,593
Net assets	$5,319,186

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.50	481	$3,609	1.25%	40.4%	12/31/2020	$7.83	83	$646	1.00%	40.8%	12/31/2020	$8.18	0	$0	0.75%	41.1%
12/31/2019	5.34	567	3,028	1.25%	33.5%	12/31/2019	5.56	94	524	1.00%	33.8%	12/31/2019	5.79	0	0	0.75%	34.1%
12/31/2018	4.00	745	2,981	1.25%	-6.6%	12/31/2018	4.16	118	490	1.00%	-6.4%	12/31/2018	4.32	0	0	0.75%	-6.1%
12/31/2017	4.29	1,189	5,095	1.25%	20.0%	12/31/2017	4.44	133	590	1.00%	20.3%	12/31/2017	4.60	0	0	0.75%	20.6%
12/31/2016	3.57	1,955	6,980	1.25%	1.7%	12/31/2016	3.69	161	596	1.00%	2.0%	12/31/2016	3.82	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.54	125	$1,064	0.50%	41.5%	12/31/2020	$8.91	0	$0	0.25%	41.8%	12/31/2020	$9.38	0	$0	0.00%	42.2%
12/31/2019	6.03	154	928	0.50%	34.5%	12/31/2019	6.28	0	0	0.25%	34.8%	12/31/2019	6.60	42	275	0.00%	35.1%
12/31/2018	4.49	168	752	0.50%	-5.9%	12/31/2018	4.66	0	0	0.25%	-5.7%	12/31/2018	4.88	41	200	0.00%	-5.4%
12/31/2017	4.77	195	932	0.50%	20.9%	12/31/2017	4.94	0	0	0.25%	21.2%	12/31/2017	5.16	42	214	0.00%	21.5%
12/31/2016	3.94	237	934	0.50%	2.5%	12/31/2016	4.08	0	0	0.25%	2.8%	12/31/2016	4.25	39	166	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund Investor Class - 06-450
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,137,705	$2,221,733	54,425
Receivables: investments sold	-
Payables: investments purchased	(4,630)
Net assets	$4,133,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,133,075	382,967	$10.79
Band 100	-	-	11.27
Band 75	-	-	11.76
Band 50	-	-	12.28
Band 25	-	-	12.82
Band 0	-	-	15.06
Total	$4,133,075	382,967

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(41,584)
Net investment income (loss)	(41,584)

Gain (loss) on investments:
Net realized gain (loss)	268,332
Realized gain distributions	112,439
Net change in unrealized appreciation (depreciation)	961,834
Net gain (loss)	1,342,605

Increase (decrease) in net assets from operations	$1,301,021

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(41,584)	$(33,558)
Net realized gain (loss)	268,332	117,404
Realized gain distributions	112,439	122,330
Net change in unrealized appreciation (depreciation)	961,834	553,934

Increase (decrease) in net assets from operations	1,301,021	760,110

Contract owner transactions:
Proceeds from units sold	711,181	216,052
Cost of units redeemed	(861,932)	(372,470)
Account charges	(5,045)	(4,691)
Increase (decrease)	(155,796)	(161,109)
Net increase (decrease)	1,145,225	599,001
Net assets, beginning	2,987,850	2,388,849
Net assets, ending	$4,133,075	$2,987,850

Units sold	90,990	32,682
Units redeemed	(117,536)	(58,399)
Net increase (decrease)	(26,546)	(25,717)
Units outstanding, beginning	409,513	435,230
Units outstanding, ending	382,967	409,513

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,250,807
Cost of units redeemed/account charges	(5,743,513)
Net investment income (loss)	(259,077)
Net realized gain (loss)	898,242
Realized gain distributions	1,070,644
Net change in unrealized appreciation (depreciation)	1,915,972
Net assets	$4,133,075

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.79	383	$4,133	1.25%	47.9%	12/31/2020	$11.27	0	$0	1.00%	48.3%	12/31/2020	$11.76	0	$0	0.75%	48.7%
12/31/2019	7.30	410	2,988	1.25%	32.9%	12/31/2019	7.60	0	0	1.00%	33.3%	12/31/2019	7.91	0	0	0.75%	33.6%
12/31/2018	5.49	435	2,389	1.25%	-0.6%	12/31/2018	5.70	0	0	1.00%	-0.3%	12/31/2018	5.92	0	0	0.75%	-0.1%
12/31/2017	5.52	475	2,621	1.25%	30.3%	12/31/2017	5.72	0	0	1.00%	30.6%	12/31/2017	5.93	0	0	0.75%	30.9%
12/31/2016	4.24	518	2,195	1.25%	3.1%	12/31/2016	4.38	0	0	1.00%	3.3%	12/31/2016	4.53	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.28	0	$0	0.50%	49.0%	12/31/2020	$12.82	0	$0	0.25%	49.4%	12/31/2020	$15.06	0	$0	0.00%	49.8%
12/31/2019	8.24	0	0	0.50%	33.9%	12/31/2019	8.58	0	0	0.25%	34.3%	12/31/2019	10.06	0	0	0.00%	34.6%
12/31/2018	6.15	0	0	0.50%	0.2%	12/31/2018	6.39	0	0	0.25%	0.4%	12/31/2018	7.47	0	0	0.00%	0.7%
12/31/2017	6.14	0	0	0.50%	31.2%	12/31/2017	6.37	0	0	0.25%	31.6%	12/31/2017	7.42	0	0	0.00%	31.9%
12/31/2016	4.68	0	0	0.50%	3.9%	12/31/2016	4.84	0	0	0.25%	4.1%	12/31/2016	5.63	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.2%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund Investor Class - 06-046
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,405,421	$3,686,368	169,858
Receivables: investments sold	-
Payables: investments purchased	(12,884)
Net assets	$4,392,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,392,537	1,843,320	$2.38
Band 100	-	-	2.43
Band 75	-	-	2.47
Band 50	-	-	2.51
Band 25	-	-	2.56
Band 0	-	-	2.60
Total	$4,392,537	1,843,320

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(42,990)
Net investment income (loss)	(42,990)

Gain (loss) on investments:
Net realized gain (loss)	21,711
Realized gain distributions	532,190
Net change in unrealized appreciation (depreciation)	776,541
Net gain (loss)	1,330,442

Increase (decrease) in net assets from operations	$1,287,452

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,990)	$(42,292)
Net realized gain (loss)	21,711	(97,619)
Realized gain distributions	532,190	330,753
Net change in unrealized appreciation (depreciation)	776,541	804,554

Increase (decrease) in net assets from operations	1,287,452	995,396

Contract owner transactions:
Proceeds from units sold	215,535	332,057
Cost of units redeemed	(353,235)	(1,269,332)
Account charges	(1,054)	(1,346)
Increase (decrease)	(138,754)	(938,621)
Net increase (decrease)	1,148,698	56,775
Net assets, beginning	3,243,839	3,187,064
Net assets, ending	$4,392,537	$3,243,839

Units sold	118,276	216,007
Units redeemed	(190,432)	(819,226)
Net increase (decrease)	(72,156)	(603,219)
Units outstanding, beginning	1,915,476	2,518,695
Units outstanding, ending	1,843,320	1,915,476

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,207,094
Cost of units redeemed/account charges	(5,876,352)
Net investment income (loss)	(302,822)
Net realized gain (loss)	(240,147)
Realized gain distributions	2,885,711
Net change in unrealized appreciation (depreciation)	719,053
Net assets	$4,392,537

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.38	1,843	$4,393	1.25%	40.7%	12/31/2020	$2.43	0	$0	1.00%	41.1%	12/31/2020	$2.47	0	$0	0.75%	41.4%
12/31/2019	1.69	1,915	3,244	1.25%	33.8%	12/31/2019	1.72	0	0	1.00%	34.2%	12/31/2019	1.75	0	0	0.75%	34.5%
12/31/2018	1.27	2,519	3,187	1.25%	-6.4%	12/31/2018	1.28	0	0	1.00%	-6.1%	12/31/2018	1.30	0	0	0.75%	-5.9%
12/31/2017	1.35	2,860	3,865	1.25%	20.3%	12/31/2017	1.37	0	0	1.00%	20.6%	12/31/2017	1.38	0	0	0.75%	20.9%
12/31/2016	1.12	3,263	3,664	1.25%	1.9%	12/31/2016	1.13	0	0	1.00%	2.2%	12/31/2016	1.14	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.51	0	$0	0.50%	41.8%	12/31/2020	$2.56	0	$0	0.25%	42.1%	12/31/2020	$2.60	0	$0	0.00%	42.5%
12/31/2019	1.77	0	0	0.50%	34.8%	12/31/2019	1.80	0	0	0.25%	35.2%	12/31/2019	1.83	0	0	0.00%	35.5%
12/31/2018	1.31	0	0	0.50%	-5.6%	12/31/2018	1.33	0	0	0.25%	-5.4%	12/31/2018	1.35	0	0	0.00%	-5.2%
12/31/2017	1.39	0	0	0.50%	21.2%	12/31/2017	1.41	0	0	0.25%	21.5%	12/31/2017	1.42	0	0	0.00%	21.8%
12/31/2016	1.15	0	0	0.50%	2.7%	12/31/2016	1.16	0	0	0.25%	3.0%	12/31/2016	1.17	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Value Investor Class - 06-696
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,011	$8,348	1,488
Receivables: investments sold	2,194
Payables: investments purchased	-
Net assets	$12,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,205	5,722	$2.13
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.32
Band 0	-	-	2.38
Total	$12,205	5,722

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$262
Mortality & expense charges	(148)
Net investment income (loss)	114

Gain (loss) on investments:
Net realized gain (loss)	(9,393)
Realized gain distributions	161
Net change in unrealized appreciation (depreciation)	2,353
Net gain (loss)	(6,879)

Increase (decrease) in net assets from operations	$(6,765)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$114	$132
Net realized gain (loss)	(9,393)	(153)
Realized gain distributions	161	1,925
Net change in unrealized appreciation (depreciation)	2,353	2,471

Increase (decrease) in net assets from operations	(6,765)	4,375

Contract owner transactions:
Proceeds from units sold	10,418	12,964
Cost of units redeemed	(19,810)	(2,602)
Account charges	(9)	(14)
Increase (decrease)	(9,401)	10,348
Net increase (decrease)	(16,166)	14,723
Net assets, beginning	28,371	13,648
Net assets, ending	$12,205	$28,371

Units sold	5,749	6,534
Units redeemed	(13,248)	(1,282)
Net increase (decrease)	(7,499)	5,252
Units outstanding, beginning	13,221	7,969
Units outstanding, ending	5,722	13,221

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,396,516
Cost of units redeemed/account charges	(4,014,901)
Net investment income (loss)	17,735
Net realized gain (loss)	262,616
Realized gain distributions	348,576
Net change in unrealized appreciation (depreciation)	1,663
Net assets	$12,205

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	6	$12	1.25%	-0.6%	12/31/2020	$2.18	0	$0	1.00%	-0.3%	12/31/2020	$2.23	0	$0	0.75%	-0.1%
12/31/2019	2.15	13	28	1.25%	25.3%	12/31/2019	2.19	0	0	1.00%	25.6%	12/31/2019	2.23	0	0	0.75%	25.9%
12/31/2018	1.71	8	14	1.25%	-10.5%	12/31/2018	1.74	0	0	1.00%	-10.3%	12/31/2018	1.77	0	0	0.75%	-10.0%
12/31/2017	1.91	1,093	2,092	1.25%	7.1%	12/31/2017	1.94	0	0	1.00%	7.4%	12/31/2017	1.97	0	0	0.75%	7.7%
12/31/2016	1.79	1,216	2,171	1.25%	18.7%	12/31/2016	1.81	0	0	1.00%	19.0%	12/31/2016	1.83	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.28	0	$0	0.50%	0.2%	12/31/2020	$2.32	0	$0	0.25%	0.4%	12/31/2020	$2.38	0	$0	0.00%	0.7%
12/31/2019	2.27	0	0	0.50%	26.2%	12/31/2019	2.32	0	0	0.25%	26.6%	12/31/2019	2.36	0	0	0.00%	26.9%
12/31/2018	1.80	0	0	0.50%	-9.8%	12/31/2018	1.83	0	0	0.25%	-9.6%	12/31/2018	1.86	0	0	0.00%	-9.4%
12/31/2017	2.00	0	0	0.50%	7.9%	12/31/2017	2.02	0	0	0.25%	8.2%	12/31/2017	2.05	0	0	0.00%	8.5%
12/31/2016	1.85	0	0	0.50%	19.6%	12/31/2016	1.87	0	0	0.25%	19.9%	12/31/2016	1.89	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.8%
2018	1.0%
2017	1.4%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Disc Core Value Fund Investor Class - 06-460
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,459,126	$6,165,945	173,880
Receivables: investments sold	21,405
Payables: investments purchased	-
Net assets	$6,480,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,480,531	2,284,605	$2.84
Band 100	-	-	2.96
Band 75	-	-	3.09
Band 50	-	-	3.23
Band 25	-	-	3.37
Band 0	-	-	3.73
Total	$6,480,531	2,284,605

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$110,322
Mortality & expense charges	(72,809)
Net investment income (loss)	37,513

Gain (loss) on investments:
Net realized gain (loss)	97,828
Realized gain distributions	802,791
Net change in unrealized appreciation (depreciation)	(329,927)
Net gain (loss)	570,692

Increase (decrease) in net assets from operations	$608,205

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,513	$56,510
Net realized gain (loss)	97,828	4,685
Realized gain distributions	802,791	137,262
Net change in unrealized appreciation (depreciation)	(329,927)	1,137,501

Increase (decrease) in net assets from operations	608,205	1,335,958

Contract owner transactions:
Proceeds from units sold	2,775,007	963,277
Cost of units redeemed	(4,148,966)	(822,426)
Account charges	(4,769)	(2,747)
Increase (decrease)	(1,378,728)	138,104
Net increase (decrease)	(770,523)	1,474,062
Net assets, beginning	7,251,054	5,776,992
Net assets, ending	$6,480,531	$7,251,054

Units sold	1,111,814	421,124
Units redeemed	(1,651,644)	(351,907)
Net increase (decrease)	(539,830)	69,217
Units outstanding, beginning	2,824,435	2,755,218
Units outstanding, ending	2,284,605	2,824,435

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,049,314
Cost of units redeemed/account charges	(11,401,177)
Net investment income (loss)	264,010
Net realized gain (loss)	382,079
Realized gain distributions	1,893,124
Net change in unrealized appreciation (depreciation)	293,181
Net assets	$6,480,531

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.84	2,285	$6,481	1.25%	10.5%	12/31/2020	$2.96	0	$0	1.00%	10.8%	12/31/2020	$3.09	0	$0	0.75%	11.0%
12/31/2019	2.57	2,824	7,251	1.25%	22.4%	12/31/2019	2.67	0	0	1.00%	22.7%	12/31/2019	2.78	0	0	0.75%	23.1%
12/31/2018	2.10	2,755	5,777	1.25%	-8.0%	12/31/2018	2.18	0	0	1.00%	-7.8%	12/31/2018	2.26	0	0	0.75%	-7.6%
12/31/2017	2.28	2,386	5,438	1.25%	19.1%	12/31/2017	2.36	0	0	1.00%	19.4%	12/31/2017	2.45	0	0	0.75%	19.7%
12/31/2016	1.91	2,908	5,564	1.25%	12.2%	12/31/2016	1.98	0	0	1.00%	12.4%	12/31/2016	2.04	0	0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.23	0	$0	0.50%	11.3%	12/31/2020	$3.37	0	$0	0.25%	11.6%	12/31/2020	$3.73	0	$0	0.00%	11.9%
12/31/2019	2.90	0	0	0.50%	23.4%	12/31/2019	3.02	0	0	0.25%	23.7%	12/31/2019	3.33	0	0	0.00%	24.0%
12/31/2018	2.35	0	0	0.50%	-7.3%	12/31/2018	2.44	0	0	0.25%	-7.1%	12/31/2018	2.69	0	0	0.00%	-6.9%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.63	0	0	0.25%	20.3%	12/31/2017	2.88	0	0	0.00%	20.6%
12/31/2016	2.11	0	0	0.50%	13.0%	12/31/2016	2.18	0	0	0.25%	13.3%	12/31/2016	2.39	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.2%
2018	1.9%
2017	2.3%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Value A Class - 06-698
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$660	$582	80
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$660	316	$2.09
Band 100	-	-	2.13
Band 75	-	-	2.18
Band 50	-	-	2.23
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$660	316

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$414
Mortality & expense charges	(350)
Net investment income (loss)	64

Gain (loss) on investments:
Net realized gain (loss)	(361)
Realized gain distributions	10
Net change in unrealized appreciation (depreciation)	58
Net gain (loss)	(293)

Increase (decrease) in net assets from operations	$(229)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64	$87
Net realized gain (loss)	(361)	(226)
Realized gain distributions	10	2,160
Net change in unrealized appreciation (depreciation)	58	5,102

Increase (decrease) in net assets from operations	(229)	7,123

Contract owner transactions:
Proceeds from units sold	1,653	1,839
Cost of units redeemed	(34,341)	(5,373)
Account charges	(1)	(2)
Increase (decrease)	(32,689)	(3,536)
Net increase (decrease)	(32,918)	3,587
Net assets, beginning	33,578	29,991
Net assets, ending	$660	$33,578

Units sold	941	958
Units redeemed	(16,564)	(2,794)
Net increase (decrease)	(15,623)	(1,836)
Units outstanding, beginning	15,939	17,775
Units outstanding, ending	316	15,939

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$81,742
Cost of units redeemed/account charges	(95,904)
Net investment income (loss)	278
Net realized gain (loss)	1,363
Realized gain distributions	13,103
Net change in unrealized appreciation (depreciation)	78
Net assets	$660

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	0	$1	1.25%	-0.8%	12/31/2020	$2.13	0	$0	1.00%	-0.6%	12/31/2020	$2.18	0	$0	0.75%	-0.3%
12/31/2019	2.11	16	34	1.25%	24.9%	12/31/2019	2.15	0	0	1.00%	25.2%	12/31/2019	2.19	0	0	0.75%	25.5%
12/31/2018	1.69	18	30	1.25%	-10.7%	12/31/2018	1.72	0	0	1.00%	-10.5%	12/31/2018	1.74	0	0	0.75%	-10.2%
12/31/2017	1.89	32	61	1.25%	6.9%	12/31/2017	1.92	0	0	1.00%	7.1%	12/31/2017	1.94	0	0	0.75%	7.4%
12/31/2016	1.77	30	53	1.25%	18.4%	12/31/2016	1.79	0	0	1.00%	18.7%	12/31/2016	1.81	0	0	0.75%	19.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	0	$0	0.50%	-0.1%	12/31/2020	$2.28	0	$0	0.25%	0.2%	12/31/2020	$2.33	0	$0	0.00%	0.4%
12/31/2019	2.23	0	0	0.50%	25.8%	12/31/2019	2.27	0	0	0.25%	26.1%	12/31/2019	2.32	0	0	0.00%	26.4%
12/31/2018	1.77	0	0	0.50%	-10.0%	12/31/2018	1.80	0	0	0.25%	-9.8%	12/31/2018	1.83	0	0	0.00%	-9.6%
12/31/2017	1.97	0	0	0.50%	7.7%	12/31/2017	2.00	0	0	0.25%	7.9%	12/31/2017	2.03	0	0	0.00%	8.2%
12/31/2016	1.83	0	0	0.50%	19.3%	12/31/2016	1.85	0	0	0.25%	19.6%	12/31/2016	1.87	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.5%
2018	1.0%
2017	1.2%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Inflation-Adjusted Bond Fund A Class - 06-185
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,711,135	$1,595,354	135,975
Receivables: investments sold	4,870
Payables: investments purchased	-
Net assets	$1,716,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,663,584	1,098,705	$1.51
Band 100	52,421	33,211	1.58
Band 75	-	-	1.65
Band 50	-	-	1.72
Band 25	-	-	1.79
Band 0	-	-	1.86
Total	$1,716,005	1,131,916

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,470
Mortality & expense charges	(23,195)
Net investment income (loss)	(6,725)

Gain (loss) on investments:
Net realized gain (loss)	30,522
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	126,351
Net gain (loss)	156,873

Increase (decrease) in net assets from operations	$150,148

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,725)	$21,766
Net realized gain (loss)	30,522	(11,826)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	126,351	138,834

Increase (decrease) in net assets from operations	150,148	148,774

Contract owner transactions:
Proceeds from units sold	535,440	526,712
Cost of units redeemed	(1,296,899)	(664,590)
Account charges	(1,381)	(1,916)
Increase (decrease)	(762,840)	(139,794)
Net increase (decrease)	(612,692)	8,980
Net assets, beginning	2,328,697	2,319,717
Net assets, ending	$1,716,005	$2,328,697

Units sold	378,473	396,221
Units redeemed	(914,985)	(491,590)
Net increase (decrease)	(536,512)	(95,369)
Units outstanding, beginning	1,668,428	1,763,797
Units outstanding, ending	1,131,916	1,668,428

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,015,216
Cost of units redeemed/account charges	(49,126,593)
Net investment income (loss)	931,066
Net realized gain (loss)	102,639
Realized gain distributions	677,896
Net change in unrealized appreciation (depreciation)	115,781
Net assets	$1,716,005

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	1,099	$1,664	1.25%	8.7%	12/31/2020	$1.58	33	$52	1.00%	8.9%	12/31/2020	$1.65	0	$0	0.75%	9.2%
12/31/2019	1.39	1,597	2,225	1.25%	6.2%	12/31/2019	1.45	72	104	1.00%	6.4%	12/31/2019	1.51	0	0	0.75%	6.7%
12/31/2018	1.31	1,664	2,184	1.25%	-3.9%	12/31/2018	1.36	100	136	1.00%	-3.7%	12/31/2018	1.41	0	0	0.75%	-3.4%
12/31/2017	1.37	2,505	3,421	1.25%	1.6%	12/31/2017	1.41	119	168	1.00%	1.8%	12/31/2017	1.46	0	0	0.75%	2.1%
12/31/2016	1.34	3,527	4,742	1.25%	3.1%	12/31/2016	1.39	192	266	1.00%	3.3%	12/31/2016	1.43	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	0.50%	9.5%	12/31/2020	$1.79	0	$0	0.25%	9.8%	12/31/2020	$1.86	0	$0	0.00%	10.0%
12/31/2019	1.57	0	0	0.50%	7.0%	12/31/2019	1.63	0	0	0.25%	7.2%	12/31/2019	1.69	0	0	0.00%	7.5%
12/31/2018	1.46	0	0	0.50%	-3.2%	12/31/2018	1.52	0	0	0.25%	-2.9%	12/31/2018	1.58	0	0	0.00%	-2.7%
12/31/2017	1.51	0	0	0.50%	2.3%	12/31/2017	1.56	0	0	0.25%	2.6%	12/31/2017	1.62	0	0	0.00%	2.8%
12/31/2016	1.48	0	0	0.50%	3.9%	12/31/2016	1.53	0	0	0.25%	4.1%	12/31/2016	1.57	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	2.2%
2018	2.4%
2017	1.6%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century VP Capital Appreciation Fund I Class - 06-410
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,306,733	$7,230,941	532,958
Receivables: investments sold	-
Payables: investments purchased	(36,625)
Net assets	$10,270,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,270,108	1,246,087	$8.24
Band 100	-	-	8.61
Band 75	-	-	8.98
Band 50	-	-	9.38
Band 25	-	-	9.79
Band 0	-	-	10.23
Total	$10,270,108	1,246,087

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(102,982)
Net investment income (loss)	(102,982)

Gain (loss) on investments:
Net realized gain (loss)	30,202
Realized gain distributions	914,980
Net change in unrealized appreciation (depreciation)	2,162,696
Net gain (loss)	3,107,878

Increase (decrease) in net assets from operations	$3,004,896

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(102,982)	$(107,837)
Net realized gain (loss)	30,202	235,554
Realized gain distributions	914,980	1,492,028
Net change in unrealized appreciation (depreciation)	2,162,696	905,417

Increase (decrease) in net assets from operations	3,004,896	2,525,162

Contract owner transactions:
Proceeds from units sold	476,939	708,757
Cost of units redeemed	(1,277,126)	(3,559,139)
Account charges	(3,746)	(3,282)
Increase (decrease)	(803,933)	(2,853,664)
Net increase (decrease)	2,200,963	(328,502)
Net assets, beginning	8,069,145	8,397,647
Net assets, ending	$10,270,108	$8,069,145

Units sold	81,277	137,907
Units redeemed	(212,579)	(679,645)
Net increase (decrease)	(131,302)	(541,738)
Units outstanding, beginning	1,377,389	1,919,127
Units outstanding, ending	1,246,087	1,377,389

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$70,509,329
Cost of units redeemed/account charges	(78,747,141)
Net investment income (loss)	(2,485,465)
Net realized gain (loss)	2,847,449
Realized gain distributions	15,070,144
Net change in unrealized appreciation (depreciation)	3,075,792
Net assets	$10,270,108

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.24	1,246	$10,270	1.25%	40.7%	12/31/2020	$8.61	0	$0	1.00%	41.0%	12/31/2020	$8.98	0	$0	0.75%	41.4%
12/31/2019	5.86	1,377	8,069	1.25%	33.9%	12/31/2019	6.10	0	0	1.00%	34.2%	12/31/2019	6.35	0	0	0.75%	34.6%
12/31/2018	4.38	1,919	8,398	1.25%	-6.4%	12/31/2018	4.55	0	0	1.00%	-6.1%	12/31/2018	4.72	0	0	0.75%	-5.9%
12/31/2017	4.67	2,754	12,873	1.25%	20.3%	12/31/2017	4.84	0	0	1.00%	20.6%	12/31/2017	5.02	0	0	0.75%	20.9%
12/31/2016	3.89	3,112	12,092	1.25%	2.0%	12/31/2016	4.02	0	0	1.00%	2.2%	12/31/2016	4.15	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.38	0	$0	0.50%	41.7%	12/31/2020	$9.79	0	$0	0.25%	42.1%	12/31/2020	$10.23	0	$0	0.00%	42.5%
12/31/2019	6.62	0	0	0.50%	34.9%	12/31/2019	6.89	0	0	0.25%	35.2%	12/31/2019	7.18	0	0	0.00%	35.6%
12/31/2018	4.91	0	0	0.50%	-5.7%	12/31/2018	5.10	0	0	0.25%	-5.4%	12/31/2018	5.29	0	0	0.00%	-5.2%
12/31/2017	5.20	0	0	0.50%	21.2%	12/31/2017	5.39	0	0	0.25%	21.5%	12/31/2017	5.59	0	0	0.00%	21.8%
12/31/2016	4.29	0	0	0.50%	2.7%	12/31/2016	4.44	0	0	0.25%	3.0%	12/31/2016	4.59	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Bond Investor Class - 06-422
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$212	$194	15
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212	206	$1.03
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$212	206

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3
Mortality & expense charges	(3)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15
Net gain (loss)	15

Increase (decrease) in net assets from operations	$15

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(6)
Net realized gain (loss)	-	(3)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	15	32

Increase (decrease) in net assets from operations	15	23

Contract owner transactions:
Proceeds from units sold	-	58
Cost of units redeemed	-	(490)
Account charges	-	-
Increase (decrease)	-	(432)
Net increase (decrease)	15	(409)
Net assets, beginning	197	606
Net assets, ending	$212	$197

Units sold	-	64
Units redeemed	(2)	(520)
Net increase (decrease)	(2)	(456)
Units outstanding, beginning	208	664
Units outstanding, ending	206	208

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$160,110
Cost of units redeemed/account charges	(156,144)
Net investment income (loss)	(1,855)
Net realized gain (loss)	(1,925)
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	18
Net assets	$212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	1.25%	8.4%	12/31/2020	$1.06	0	$0	1.00%	8.7%	12/31/2020	$1.09	0	$0	0.75%	8.9%
12/31/2019	0.95	0	0	1.25%	3.9%	12/31/2019	0.97	0	0	1.00%	4.2%	12/31/2019	1.00	0	0	0.75%	4.4%
12/31/2018	0.91	1	1	1.25%	-5.2%	12/31/2018	0.94	0	0	1.00%	-4.9%	12/31/2018	0.96	0	0	0.75%	-4.7%
12/31/2017	0.96	1	1	1.25%	9.0%	12/31/2017	0.98	0	0	1.00%	9.3%	12/31/2017	1.01	0	0	0.75%	9.6%
12/31/2016	0.88	0	0	1.25%	-1.0%	12/31/2016	0.90	0	0	1.00%	-0.7%	12/31/2016	0.92	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	9.2%	12/31/2020	$1.16	0	$0	0.25%	9.5%	12/31/2020	$1.19	0	$0	0.00%	9.8%
12/31/2019	1.03	0	0	0.50%	4.7%	12/31/2019	1.06	0	0	0.25%	4.9%	12/31/2019	1.09	0	0	0.00%	5.2%
12/31/2018	0.98	0	0	0.50%	-4.5%	12/31/2018	1.01	0	0	0.25%	-4.2%	12/31/2018	1.03	0	0	0.00%	-4.0%
12/31/2017	1.03	0	0	0.50%	9.9%	12/31/2017	1.05	0	0	0.25%	10.1%	12/31/2017	1.08	0	0	0.00%	10.4%
12/31/2016	0.94	0	0	0.50%	-0.2%	12/31/2016	0.96	0	0	0.25%	0.0%	12/31/2016	0.98	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.0%
2018	1.4%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Bond A Class - 06-421
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,213	$2,075	158
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,213	2,220	$1.00
Band 100	-	-	1.03
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.12
Band 0	-	-	1.16
Total	$2,213	2,220

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29
Mortality & expense charges	(21)
Net investment income (loss)	8

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	155
Net gain (loss)	155

Increase (decrease) in net assets from operations	$163

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8	$(16)
Net realized gain (loss)	-	(13)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	155	77

Increase (decrease) in net assets from operations	163	48

Contract owner transactions:
Proceeds from units sold	539	414
Cost of units redeemed	-	(221)
Account charges	-	(1)
Increase (decrease)	539	192
Net increase (decrease)	702	240
Net assets, beginning	1,511	1,271
Net assets, ending	$2,213	$1,511

Units sold	583	455
Units redeemed	-	(246)
Net increase (decrease)	583	209
Units outstanding, beginning	1,637	1,428
Units outstanding, ending	2,220	1,637

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,358
Cost of units redeemed/account charges	(1,245)
Net investment income (loss)	(14)
Net realized gain (loss)	(50)
Realized gain distributions	26
Net change in unrealized appreciation (depreciation)	138
Net assets	$2,213

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	2	$2	1.25%	8.0%	12/31/2020	$1.03	0	$0	1.00%	8.3%	12/31/2020	$1.06	0	$0	0.75%	8.6%
12/31/2019	0.92	2	2	1.25%	3.7%	12/31/2019	0.95	0	0	1.00%	4.0%	12/31/2019	0.98	0	0	0.75%	4.2%
12/31/2018	0.89	1	1	1.25%	-5.4%	12/31/2018	0.91	0	0	1.00%	-5.2%	12/31/2018	0.94	0	0	0.75%	-5.0%
12/31/2017	0.94	1	1	1.25%	8.8%	12/31/2017	0.96	0	0	1.00%	9.1%	12/31/2017	0.98	0	0	0.75%	9.3%
12/31/2016	0.87	1	1	1.25%	-1.2%	12/31/2016	0.88	0	0	1.00%	-1.0%	12/31/2016	0.90	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	8.8%	12/31/2020	$1.12	0	$0	0.25%	9.1%	12/31/2020	$1.16	0	$0	0.00%	9.4%
12/31/2019	1.00	0	0	0.50%	4.5%	12/31/2019	1.03	0	0	0.25%	4.8%	12/31/2019	1.06	0	0	0.00%	5.0%
12/31/2018	0.96	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	1.01	0	0	0.00%	-4.3%
12/31/2017	1.01	0	0	0.50%	9.6%	12/31/2017	1.03	0	0	0.25%	9.9%	12/31/2017	1.05	0	0	0.00%	10.1%
12/31/2016	0.92	0	0	0.50%	-0.5%	12/31/2016	0.94	0	0	0.25%	-0.2%	12/31/2016	0.96	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
2018	1.2%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Growth Investor Class - 06-420
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$983,317	$717,070	64,690
Receivables: investments sold	7,098
Payables: investments purchased	-
Net assets	$990,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$990,415	218,967	$4.52
Band 100	-	-	4.72
Band 75	-	-	4.93
Band 50	-	-	5.15
Band 25	-	-	5.37
Band 0	-	-	6.32
Total	$990,415	218,967

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$159
Mortality & expense charges	(10,635)
Net investment income (loss)	(10,476)

Gain (loss) on investments:
Net realized gain (loss)	28,943
Realized gain distributions	41,951
Net change in unrealized appreciation (depreciation)	135,892
Net gain (loss)	206,786

Increase (decrease) in net assets from operations	$196,310

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,476)	$(28,195)
Net realized gain (loss)	28,943	53,237
Realized gain distributions	41,951	7,717
Net change in unrealized appreciation (depreciation)	135,892	539,166

Increase (decrease) in net assets from operations	196,310	571,925

Contract owner transactions:
Proceeds from units sold	78,608	264,298
Cost of units redeemed	(145,777)	(2,223,928)
Account charges	(1,147)	(4,509)
Increase (decrease)	(68,316)	(1,964,139)
Net increase (decrease)	127,994	(1,392,214)
Net assets, beginning	862,421	2,254,635
Net assets, ending	$990,415	$862,421

Units sold	20,793	86,055
Units redeemed	(38,326)	(633,366)
Net increase (decrease)	(17,533)	(547,311)
Units outstanding, beginning	236,500	783,811
Units outstanding, ending	218,967	236,500

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,857,168
Cost of units redeemed/account charges	(12,931,130)
Net investment income (loss)	(114,972)
Net realized gain (loss)	970,026
Realized gain distributions	943,076
Net change in unrealized appreciation (depreciation)	266,247
Net assets	$990,415

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.52	219	$990	1.25%	24.0%	12/31/2020	$4.72	0	$0	1.00%	24.3%	12/31/2020	$4.93	0	$0	0.75%	24.7%
12/31/2019	3.65	237	862	1.25%	26.8%	12/31/2019	3.80	0	0	1.00%	27.1%	12/31/2019	3.96	0	0	0.75%	27.4%
12/31/2018	2.88	784	2,255	1.25%	-16.6%	12/31/2018	2.99	0	0	1.00%	-16.4%	12/31/2018	3.10	0	0	0.75%	-16.1%
12/31/2017	3.45	923	3,184	1.25%	29.4%	12/31/2017	3.57	0	0	1.00%	29.7%	12/31/2017	3.70	0	0	0.75%	30.1%
12/31/2016	2.66	1,405	3,744	1.25%	-6.9%	12/31/2016	2.75	0	0	1.00%	-6.7%	12/31/2016	2.85	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.15	0	$0	0.50%	25.0%	12/31/2020	$5.37	0	$0	0.25%	25.3%	12/31/2020	$6.32	0	$0	0.00%	25.6%
12/31/2019	4.12	0	0	0.50%	27.7%	12/31/2019	4.29	0	0	0.25%	28.0%	12/31/2019	5.03	0	0	0.00%	28.4%
12/31/2018	3.23	0	0	0.50%	-15.9%	12/31/2018	3.35	0	0	0.25%	-15.7%	12/31/2018	3.92	0	0	0.00%	-15.5%
12/31/2017	3.84	0	0	0.50%	30.4%	12/31/2017	3.98	0	0	0.25%	30.7%	12/31/2017	4.64	0	0	0.00%	31.0%
12/31/2016	2.94	0	0	0.50%	-6.2%	12/31/2016	3.04	0	0	0.25%	-6.0%	12/31/2016	3.54	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.9%
2017	1.1%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Growth A Class - 06-325
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,460	$195,032	15,926
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$245,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,861	30,047	$3.46
Band 100	141,570	39,228	3.61
Band 75	-	-	3.77
Band 50	-	-	3.93
Band 25	-	-	4.11
Band 0	-	-	4.31
Total	$245,431	69,275

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,411)
Net investment income (loss)	(2,411)

Gain (loss) on investments:
Net realized gain (loss)	2,933
Realized gain distributions	10,424
Net change in unrealized appreciation (depreciation)	36,323
Net gain (loss)	49,680

Increase (decrease) in net assets from operations	$47,269

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,411)	$(2,486)
Net realized gain (loss)	2,933	(19,074)
Realized gain distributions	10,424	650
Net change in unrealized appreciation (depreciation)	36,323	76,352

Increase (decrease) in net assets from operations	47,269	55,442

Contract owner transactions:
Proceeds from units sold	20,636	6,656
Cost of units redeemed	(47,784)	(125,997)
Account charges	(86)	(86)
Increase (decrease)	(27,234)	(119,427)
Net increase (decrease)	20,035	(63,985)
Net assets, beginning	225,396	289,381
Net assets, ending	$245,431	$225,396

Units sold	7,560	2,731
Units redeemed	(17,323)	(52,968)
Net increase (decrease)	(9,763)	(50,237)
Units outstanding, beginning	79,038	129,275
Units outstanding, ending	69,275	79,038

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,395,464
Cost of units redeemed/account charges	(2,493,545)
Net investment income (loss)	(36,590)
Net realized gain (loss)	142,682
Realized gain distributions	186,992
Net change in unrealized appreciation (depreciation)	50,428
Net assets	$245,431

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.46	30	$104	1.25%	23.7%	12/31/2020	$3.61	39	$142	1.00%	24.0%	12/31/2020	$3.77	0	$0	0.75%	24.3%
12/31/2019	2.79	40	110	1.25%	26.5%	12/31/2019	2.91	40	115	1.00%	26.8%	12/31/2019	3.03	0	0	0.75%	27.1%
12/31/2018	2.21	84	187	1.25%	-16.8%	12/31/2018	2.29	45	103	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.66	316	840	1.25%	29.1%	12/31/2017	2.75	70	194	1.00%	29.4%	12/31/2017	2.85	0	0	0.75%	29.8%
12/31/2016	2.06	320	658	1.25%	-7.2%	12/31/2016	2.13	73	156	1.00%	-7.0%	12/31/2016	2.20	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.93	0	$0	0.50%	24.7%	12/31/2020	$4.11	0	$0	0.25%	25.0%	12/31/2020	$4.31	0	$0	0.00%	25.3%
12/31/2019	3.16	0	0	0.50%	27.4%	12/31/2019	3.29	0	0	0.25%	27.8%	12/31/2019	3.44	0	0	0.00%	28.1%
12/31/2018	2.48	0	0	0.50%	-16.2%	12/31/2018	2.57	0	0	0.25%	-16.0%	12/31/2018	2.69	0	0	0.00%	-15.8%
12/31/2017	2.95	0	0	0.50%	30.1%	12/31/2017	3.06	0	0	0.25%	30.4%	12/31/2017	3.19	0	0	0.00%	30.7%
12/31/2016	2.27	0	0	0.50%	-6.5%	12/31/2016	2.35	0	0	0.25%	-6.3%	12/31/2016	2.44	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.4%
2017	0.7%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Large Company Value A Class - 06-355
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$573,356	$430,739	52,401
Receivables: investments sold	3,584
Payables: investments purchased	-
Net assets	$576,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$523,545	170,810	$3.07
Band 100	53,395	16,685	3.20
Band 75	-	-	3.34
Band 50	-	-	3.49
Band 25	-	-	3.64
Band 0	-	-	3.86
Total	$576,940	187,495

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,237
Mortality & expense charges	(6,778)
Net investment income (loss)	1,459

Gain (loss) on investments:
Net realized gain (loss)	81,714
Realized gain distributions	3,169
Net change in unrealized appreciation (depreciation)	(87,906)
Net gain (loss)	(3,023)

Increase (decrease) in net assets from operations	$(1,564)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,459	$2,548
Net realized gain (loss)	81,714	39,387
Realized gain distributions	3,169	6,675
Net change in unrealized appreciation (depreciation)	(87,906)	146,429

Increase (decrease) in net assets from operations	(1,564)	195,039

Contract owner transactions:
Proceeds from units sold	54,861	28,111
Cost of units redeemed	(338,377)	(170,492)
Account charges	(191)	(372)
Increase (decrease)	(283,707)	(142,753)
Net increase (decrease)	(285,271)	52,286
Net assets, beginning	862,211	809,925
Net assets, ending	$576,940	$862,211

Units sold	20,318	10,140
Units redeemed	(116,110)	(61,591)
Net increase (decrease)	(95,792)	(51,451)
Units outstanding, beginning	283,287	334,738
Units outstanding, ending	187,495	283,287

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,755,884
Cost of units redeemed/account charges	(7,958,183)
Net investment income (loss)	153,551
Net realized gain (loss)	235,298
Realized gain distributions	247,773
Net change in unrealized appreciation (depreciation)	142,617
Net assets	$576,940

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.07	171	$524	1.25%	1.0%	12/31/2020	$3.20	17	$53	1.00%	1.2%	12/31/2020	$3.34	0	$0	0.75%	1.5%
12/31/2019	3.04	264	803	1.25%	25.7%	12/31/2019	3.16	19	60	1.00%	26.1%	12/31/2019	3.29	0	0	0.75%	26.4%
12/31/2018	2.41	315	760	1.25%	-9.3%	12/31/2018	2.51	20	50	1.00%	-9.1%	12/31/2018	2.61	0	0	0.75%	-8.9%
12/31/2017	2.66	418	1,114	1.25%	9.4%	12/31/2017	2.76	22	61	1.00%	9.6%	12/31/2017	2.86	0	0	0.75%	9.9%
12/31/2016	2.43	479	1,166	1.25%	13.7%	12/31/2016	2.52	44	110	1.00%	14.0%	12/31/2016	2.60	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.49	0	$0	0.50%	1.7%	12/31/2020	$3.64	0	$0	0.25%	2.0%	12/31/2020	$3.86	0	$0	0.00%	2.3%
12/31/2019	3.43	0	0	0.50%	26.7%	12/31/2019	3.57	0	0	0.25%	27.0%	12/31/2019	3.77	0	0	0.00%	27.3%
12/31/2018	2.71	0	0	0.50%	-8.6%	12/31/2018	2.81	0	0	0.25%	-8.4%	12/31/2018	2.96	0	0	0.00%	-8.2%
12/31/2017	2.96	0	0	0.50%	10.2%	12/31/2017	3.07	0	0	0.25%	10.5%	12/31/2017	3.23	177	570	0.00%	10.7%
12/31/2016	2.69	0	0	0.50%	14.6%	12/31/2016	2.78	0	0	0.25%	14.9%	12/31/2016	2.91	171	499	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.6%
2018	1.8%
2017	1.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund A Class - 06-395
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,944,824	$2,737,210	173,757
Receivables: investments sold	5,573
Payables: investments purchased	-
Net assets	$2,950,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,791,092	776,949	$3.59
Band 100	-	-	3.70
Band 75	-	-	3.82
Band 50	-	-	3.93
Band 25	-	-	4.05
Band 0	159,305	38,151	4.18
Total	$2,950,397	815,100

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,793
Mortality & expense charges	(34,782)
Net investment income (loss)	11

Gain (loss) on investments:
Net realized gain (loss)	(113,607)
Realized gain distributions	14,705
Net change in unrealized appreciation (depreciation)	(6,223)
Net gain (loss)	(105,125)

Increase (decrease) in net assets from operations	$(105,114)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11	$4,083
Net realized gain (loss)	(113,607)	(218,135)
Realized gain distributions	14,705	-
Net change in unrealized appreciation (depreciation)	(6,223)	1,282,985

Increase (decrease) in net assets from operations	(105,114)	1,068,933

Contract owner transactions:
Proceeds from units sold	756,133	753,958
Cost of units redeemed	(1,521,618)	(2,762,969)
Account charges	(2,078)	(2,917)
Increase (decrease)	(767,563)	(2,011,928)
Net increase (decrease)	(872,677)	(942,995)
Net assets, beginning	3,823,074	4,766,069
Net assets, ending	$2,950,397	$3,823,074

Units sold	242,991	244,332
Units redeemed	(488,199)	(864,770)
Net increase (decrease)	(245,208)	(620,438)
Units outstanding, beginning	1,060,308	1,680,746
Units outstanding, ending	815,100	1,060,308

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,826,505
Cost of units redeemed/account charges	(22,851,431)
Net investment income (loss)	(41,652)
Net realized gain (loss)	839,892
Realized gain distributions	2,969,469
Net change in unrealized appreciation (depreciation)	207,614
Net assets	$2,950,397

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.59	777	$2,791	1.25%	0.2%	12/31/2020	$3.70	0	$0	1.00%	0.4%	12/31/2020	$3.82	0	$0	0.75%	0.7%
12/31/2019	3.59	1,021	3,662	1.25%	27.0%	12/31/2019	3.69	0	0	1.00%	27.3%	12/31/2019	3.79	0	0	0.75%	27.6%
12/31/2018	2.82	1,633	4,613	1.25%	-14.3%	12/31/2018	2.90	0	0	1.00%	-14.1%	12/31/2018	2.97	0	0	0.75%	-13.9%
12/31/2017	3.30	2,371	7,817	1.25%	9.9%	12/31/2017	3.37	0	0	1.00%	10.2%	12/31/2017	3.45	0	0	0.75%	10.5%
12/31/2016	3.00	2,519	7,554	1.25%	21.0%	12/31/2016	3.06	0	0	1.00%	21.3%	12/31/2016	3.12	0	0	0.75%	21.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.93	0	$0	0.50%	0.9%	12/31/2020	$4.05	0	$0	0.25%	1.2%	12/31/2020	$4.18	38	$159	0.00%	1.4%
12/31/2019	3.90	0	0	0.50%	27.9%	12/31/2019	4.00	3	12	0.25%	28.2%	12/31/2019	4.12	36	149	0.00%	28.5%
12/31/2018	3.05	0	0	0.50%	-13.7%	12/31/2018	3.12	0	0	0.25%	-13.5%	12/31/2018	3.20	48	153	0.00%	-13.2%
12/31/2017	3.53	0	0	0.50%	10.8%	12/31/2017	3.61	0	0	0.25%	11.0%	12/31/2017	3.69	28	103	0.00%	11.3%
12/31/2016	3.19	0	0	0.50%	21.9%	12/31/2016	3.25	0	0	0.25%	22.2%	12/31/2016	3.32	244	808	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.3%
2018	0.9%
2017	1.3%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund Investor Class - 06-396
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,856,315	$30,497,624	1,920,065
Receivables: investments sold	-
Payables: investments purchased	(196,002)
Net assets	$32,660,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,660,313	8,822,200	$3.70
Band 100	-	-	3.82
Band 75	-	-	3.93
Band 50	-	-	4.05
Band 25	-	-	4.18
Band 0	-	-	4.30
Total	$32,660,313	8,822,200

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$454,210
Mortality & expense charges	(385,064)
Net investment income (loss)	69,146

Gain (loss) on investments:
Net realized gain (loss)	(690,037)
Realized gain distributions	164,743
Net change in unrealized appreciation (depreciation)	(445,438)
Net gain (loss)	(970,732)

Increase (decrease) in net assets from operations	$(901,586)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,146	$142,696
Net realized gain (loss)	(690,037)	(85,838)
Realized gain distributions	164,743	-
Net change in unrealized appreciation (depreciation)	(445,438)	9,685,663

Increase (decrease) in net assets from operations	(901,586)	9,742,521

Contract owner transactions:
Proceeds from units sold	5,561,873	13,444,322
Cost of units redeemed	(13,438,986)	(17,468,984)
Account charges	(27,609)	(24,516)
Increase (decrease)	(7,904,722)	(4,049,178)
Net increase (decrease)	(8,806,308)	5,693,343
Net assets, beginning	41,466,621	35,773,278
Net assets, ending	$32,660,313	$41,466,621

Units sold	1,853,811	3,965,126
Units redeemed	(4,183,167)	(5,069,307)
Net increase (decrease)	(2,329,356)	(1,104,181)
Units outstanding, beginning	11,151,556	12,255,737
Units outstanding, ending	8,822,200	11,151,556

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$97,955,534
Cost of units redeemed/account charges	(84,552,043)
Net investment income (loss)	646,585
Net realized gain (loss)	3,052,181
Realized gain distributions	13,199,365
Net change in unrealized appreciation (depreciation)	2,358,691
Net assets	$32,660,313

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.70	8,822	$32,660	1.25%	0.4%	12/31/2020	$3.82	0	$0	1.00%	0.6%	12/31/2020	$3.93	0	$0	0.75%	0.9%
12/31/2019	3.69	10,549	38,916	1.25%	27.3%	12/31/2019	3.79	0	0	1.00%	27.6%	12/31/2019	3.90	0	0	0.75%	27.9%
12/31/2018	2.90	11,605	33,634	1.25%	-14.1%	12/31/2018	2.97	0	0	1.00%	-13.9%	12/31/2018	3.05	0	0	0.75%	-13.7%
12/31/2017	3.37	14,286	48,201	1.25%	10.2%	12/31/2017	3.45	0	0	1.00%	10.5%	12/31/2017	3.53	0	0	0.75%	10.7%
12/31/2016	3.06	15,404	47,164	1.25%	21.3%	12/31/2016	3.12	0	0	1.00%	21.6%	12/31/2016	3.19	0	0	0.75%	21.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.05	0	$0	0.50%	1.1%	12/31/2020	$4.18	0	$0	0.25%	1.4%	12/31/2020	$4.30	0	$0	0.00%	1.6%
12/31/2019	4.01	0	0	0.50%	28.2%	12/31/2019	4.12	0	0	0.25%	28.6%	12/31/2019	4.23	602	2,551	0.00%	28.9%
12/31/2018	3.12	0	0	0.50%	-13.4%	12/31/2018	3.20	0	0	0.25%	-13.2%	12/31/2018	3.29	651	2,139	0.00%	-13.0%
12/31/2017	3.61	0	0	0.50%	11.0%	12/31/2017	3.69	0	0	0.25%	11.3%	12/31/2017	3.78	681	2,574	0.00%	11.6%
12/31/2016	3.25	0	0	0.50%	22.2%	12/31/2016	3.32	0	0	0.25%	22.5%	12/31/2016	3.39	1,583	5,360	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.6%
2018	1.1%
2017	1.5%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio Investor Class - 06-413
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,070,790	$29,233,604	2,059,452
Receivables: investments sold	-
Payables: investments purchased	(14,253)
Net assets	$31,056,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,056,537	13,002,402	$2.39
Band 100	-	-	2.46
Band 75	-	-	2.53
Band 50	-	-	2.61
Band 25	-	-	2.68
Band 0	-	-	2.76
Total	$31,056,537	13,002,402

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$321,226
Mortality & expense charges	(366,085)
Net investment income (loss)	(44,859)

Gain (loss) on investments:
Net realized gain (loss)	(14,777)
Realized gain distributions	1,495,110
Net change in unrealized appreciation (depreciation)	1,286,705
Net gain (loss)	2,767,038

Increase (decrease) in net assets from operations	$2,722,179
Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,859)	$53,921
Net realized gain (loss)	(14,777)	267,041
Realized gain distributions	1,495,110	1,804,650
Net change in unrealized appreciation (depreciation)	1,286,705	2,825,556

Increase (decrease) in net assets from operations	2,722,179	4,951,168

Contract owner transactions:
Proceeds from units sold	5,912,990	7,413,437
Cost of units redeemed	(9,616,209)	(13,622,302)
Account charges	(18,765)	(25,916)
Increase (decrease)	(3,721,984)	(6,234,781)
Net increase (decrease)	(999,805)	(1,283,613)
Net assets, beginning	32,056,342	33,339,955
Net assets, ending	$31,056,537	$32,056,342

Units sold	2,970,076	3,671,077
Units redeemed	(4,728,106)	(6,707,676)
Net increase (decrease)	(1,758,030)	(3,036,599)
Units outstanding, beginning	14,760,432	17,797,031
Units outstanding, ending	13,002,402	14,760,432

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$106,945,181
Cost of units redeemed/account charges	(92,265,038)
Net investment income (loss)	1,919,654
Net realized gain (loss)	4,041,580
Realized gain distributions	8,577,974
Net change in unrealized appreciation (depreciation)	1,837,186
Net assets	$31,056,537

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.39	13,002	$31,057	1.25%	10.0%	12/31/2020	$2.46	0	$0	1.00%	10.3%	12/31/2020	$2.53	0	$0	0.75%	10.6%
12/31/2019	2.17	14,729	31,978	1.25%	15.9%	12/31/2019	2.23	0	0	1.00%	16.2%	12/31/2019	2.29	0	0	0.75%	16.5%
12/31/2018	1.87	17,781	33,307	1.25%	-6.1%	12/31/2018	1.92	0	0	1.00%	-5.9%	12/31/2018	1.97	0	0	0.75%	-5.7%
12/31/2017	2.00	24,083	48,064	1.25%	10.9%	12/31/2017	2.04	0	0	1.00%	11.2%	12/31/2017	2.08	0	0	0.75%	11.4%
12/31/2016	1.80	20,970	37,745	1.25%	4.9%	12/31/2016	1.83	0	0	1.00%	5.2%	12/31/2016	1.87	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.61	0	$0	0.50%	10.8%	12/31/2020	$2.68	0	$0	0.25%	11.1%	12/31/2020	$2.76	0	$0	0.00%	11.4%
12/31/2019	2.35	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.48	32	78	0.00%	17.4%
12/31/2018	2.01	0	0	0.50%	-5.4%	12/31/2018	2.06	0	0	0.25%	-5.2%	12/31/2018	2.11	16	33	0.00%	-5.0%
12/31/2017	2.13	0	0	0.50%	11.7%	12/31/2017	2.18	0	0	0.25%	12.0%	12/31/2017	2.22	8	18	0.00%	12.3%
12/31/2016	1.91	0	0	0.50%	5.7%	12/31/2016	1.94	0	0	0.25%	5.9%	12/31/2016	1.98	821	1,627	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.4%
2018	2.2%
2017	1.9%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio A Class - 06-403
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,808,672	$15,536,107	1,114,605
Receivables: investments sold	-
Payables: investments purchased	(426)
Net assets	$16,808,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,646,523	5,881,983	$2.32
Band 100	3,161,723	1,323,599	2.39
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.68
Total	$16,808,246	7,205,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$132,586
Mortality & expense charges	(199,058)
Net investment income (loss)	(66,472)

Gain (loss) on investments:
Net realized gain (loss)	314,339
Realized gain distributions	813,145
Net change in unrealized appreciation (depreciation)	433,092
Net gain (loss)	1,560,576

Increase (decrease) in net assets from operations	$1,494,104

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(66,472)	$(20,925)
Net realized gain (loss)	314,339	463,621
Realized gain distributions	813,145	1,164,004
Net change in unrealized appreciation (depreciation)	433,092	1,728,934

Increase (decrease) in net assets from operations	1,494,104	3,335,634

Contract owner transactions:
Proceeds from units sold	2,047,228	4,449,597
Cost of units redeemed	(7,488,139)	(10,878,659)
Account charges	(12,488)	(20,580)
Increase (decrease)	(5,453,399)	(6,449,642)
Net increase (decrease)	(3,959,295)	(3,114,008)
Net assets, beginning	20,767,541	23,881,549
Net assets, ending	$16,808,246	$20,767,541

Units sold	1,030,241	2,233,112
Units redeemed	(3,606,887)	(5,359,980)
Net increase (decrease)	(2,576,646)	(3,126,868)
Units outstanding, beginning	9,782,228	12,909,096
Units outstanding, ending	7,205,582	9,782,228

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$86,717,405
Cost of units redeemed/account charges	(84,500,879)
Net investment income (loss)	1,181,982
Net realized gain (loss)	4,969,808
Realized gain distributions	7,167,365
Net change in unrealized appreciation (depreciation)	1,272,565
Net assets	$16,808,246

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.32	5,882	$13,647	1.25%	9.7%	12/31/2020	$2.39	1,324	$3,162	1.00%	10.0%	12/31/2020	$2.46	0	$0	0.75%	10.3%
12/31/2019	2.11	8,285	17,517	1.25%	15.5%	12/31/2019	2.17	1,497	3,251	1.00%	15.8%	12/31/2019	2.23	0	0	0.75%	16.1%
12/31/2018	1.83	10,464	19,150	1.25%	-6.4%	12/31/2018	1.87	1,673	3,138	1.00%	-6.1%	12/31/2018	1.92	0	0	0.75%	-5.9%
12/31/2017	1.95	15,773	30,831	1.25%	10.6%	12/31/2017	2.00	2,257	4,509	1.00%	10.9%	12/31/2017	2.04	0	0	0.75%	11.1%
12/31/2016	1.77	19,323	34,152	1.25%	4.7%	12/31/2016	1.80	2,436	4,389	1.00%	5.0%	12/31/2016	1.84	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	10.6%	12/31/2020	$2.61	0	$0	0.25%	10.8%	12/31/2020	$2.68	0	$0	0.00%	11.1%
12/31/2019	2.29	0	0	0.50%	16.4%	12/31/2019	2.35	0	0	0.25%	16.7%	12/31/2019	2.42	0	0	0.00%	17.0%
12/31/2018	1.97	0	0	0.50%	-5.7%	12/31/2018	2.02	0	0	0.25%	-5.4%	12/31/2018	2.07	772	1,594	0.00%	-5.2%
12/31/2017	2.09	0	0	0.50%	11.4%	12/31/2017	2.13	0	0	0.25%	11.7%	12/31/2017	2.18	725	1,580	0.00%	12.0%
12/31/2016	1.87	0	0	0.50%	5.5%	12/31/2016	1.91	0	0	0.25%	5.8%	12/31/2016	1.95	707	1,375	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.1%
2018	1.9%
2017	1.4%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio A Class - 06-404
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,642,245	$15,263,495	1,244,687
Receivables: investments sold	11,673
Payables: investments purchased	-
Net assets	$16,653,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,890,050	5,596,496	$2.48
Band 100	2,763,868	1,081,604	2.56
Band 75	-	-	2.63
Band 50	-	-	2.71
Band 25	-	-	2.79
Band 0	-	-	2.87
Total	$16,653,918	6,678,100

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$138,748
Mortality & expense charges	(206,473)
Net investment income (loss)	(67,725)

Gain (loss) on investments:
Net realized gain (loss)	432,667
Realized gain distributions	742,102
Net change in unrealized appreciation (depreciation)	625,859
Net gain (loss)	1,800,628

Increase (decrease) in net assets from operations	$1,732,903

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(67,725)	$3,940
Net realized gain (loss)	432,667	409,290
Realized gain distributions	742,102	1,198,062
Net change in unrealized appreciation (depreciation)	625,859	1,820,996

Increase (decrease) in net assets from operations	1,732,903	3,432,288

Contract owner transactions:
Proceeds from units sold	1,926,315	6,301,992
Cost of units redeemed	(8,643,522)	(8,542,453)
Account charges	(14,014)	(18,757)
Increase (decrease)	(6,731,221)	(2,259,218)
Net increase (decrease)	(4,998,318)	1,173,070
Net assets, beginning	21,652,236	20,479,166
Net assets, ending	$16,653,918	$21,652,236

Units sold	880,918	2,990,627
Units redeemed	(3,849,432)	(3,998,731)
Net increase (decrease)	(2,968,514)	(1,008,104)
Units outstanding, beginning	9,646,614	10,654,718
Units outstanding, ending	6,678,100	9,646,614

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$85,421,111
Cost of units redeemed/account charges	(83,054,860)
Net investment income (loss)	923,737
Net realized gain (loss)	5,653,091
Realized gain distributions	6,332,089
Net change in unrealized appreciation (depreciation)	1,378,750
Net assets	$16,653,918

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	5,596	$13,890	1.25%	11.0%	12/31/2020	$2.56	1,082	$2,764	1.00%	11.2%	12/31/2020	$2.63	0	$0	0.75%	11.5%
12/31/2019	2.24	8,432	18,862	1.25%	16.9%	12/31/2019	2.30	1,215	2,790	1.00%	17.2%	12/31/2019	2.36	0	0	0.75%	17.5%
12/31/2018	1.91	9,226	17,650	1.25%	-7.0%	12/31/2018	1.96	1,285	2,519	1.00%	-6.7%	12/31/2018	2.01	0	0	0.75%	-6.5%
12/31/2017	2.06	14,526	29,870	1.25%	11.8%	12/31/2017	2.10	1,458	3,064	1.00%	12.1%	12/31/2017	2.15	0	0	0.75%	12.4%
12/31/2016	1.84	16,135	29,664	1.25%	4.7%	12/31/2016	1.87	1,836	3,440	1.00%	5.0%	12/31/2016	1.91	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	11.8%	12/31/2020	$2.79	0	$0	0.25%	12.1%	12/31/2020	$2.87	0	$0	0.00%	12.3%
12/31/2019	2.42	0	0	0.50%	17.8%	12/31/2019	2.49	0	0	0.25%	18.1%	12/31/2019	2.56	0	0	0.00%	18.4%
12/31/2018	2.06	0	0	0.50%	-6.3%	12/31/2018	2.11	0	0	0.25%	-6.0%	12/31/2018	2.16	144	311	0.00%	-5.8%
12/31/2017	2.19	0	0	0.50%	12.7%	12/31/2017	2.24	0	0	0.25%	13.0%	12/31/2017	2.29	140	321	0.00%	13.2%
12/31/2016	1.95	0	0	0.50%	5.5%	12/31/2016	1.98	0	0	0.25%	5.8%	12/31/2016	2.02	148	300	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.3%
2018	1.9%
2017	1.5%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio Investor Class - 06-414
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,570,035	$31,589,044	2,583,268
Receivables: investments sold	19,929
Payables: investments purchased	-
Net assets	$34,589,964

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,589,964	13,539,333	$2.55
Band 100	-	-	2.63
Band 75	-	-	2.71
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.96
Total	$34,589,964	13,539,333

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$374,492
Mortality & expense charges	(415,065)
Net investment income (loss)	(40,573)

Gain (loss) on investments:
Net realized gain (loss)	197,414
Realized gain distributions	1,541,367
Net change in unrealized appreciation (depreciation)	1,820,991
Net gain (loss)	3,559,772

Increase (decrease) in net assets from operations	$3,519,199

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(40,573)	$116,334
Net realized gain (loss)	197,414	333,027
Realized gain distributions	1,541,367	1,980,256
Net change in unrealized appreciation (depreciation)	1,820,991	2,954,965

Increase (decrease) in net assets from operations	3,519,199	5,384,582

Contract owner transactions:
Proceeds from units sold	5,095,546	8,180,641
Cost of units redeemed	(9,922,567)	(9,874,730)
Account charges	(24,978)	(33,198)
Increase (decrease)	(4,851,999)	(1,727,287)
Net increase (decrease)	(1,332,800)	3,657,295
Net assets, beginning	35,922,764	32,265,469
Net assets, ending	$34,589,964	$35,922,764

Units sold	2,334,900	3,801,239
Units redeemed	(4,415,502)	(4,613,697)
Net increase (decrease)	(2,080,602)	(812,458)
Units outstanding, beginning	15,619,935	16,432,393
Units outstanding, ending	13,539,333	15,619,935

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$108,956,426
Cost of units redeemed/account charges	(93,161,947)
Net investment income (loss)	2,107,554
Net realized gain (loss)	4,683,541
Realized gain distributions	9,023,399
Net change in unrealized appreciation (depreciation)	2,980,991
Net assets	$34,589,964

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.55	13,539	$34,590	1.25%	11.2%	12/31/2020	$2.63	0	$0	1.00%	11.5%	12/31/2020	$2.71	0	$0	0.75%	11.8%
12/31/2019	2.30	15,492	35,588	1.25%	17.1%	12/31/2019	2.36	0	0	1.00%	17.4%	12/31/2019	2.42	0	0	0.75%	17.7%
12/31/2018	1.96	16,316	32,009	1.25%	-6.7%	12/31/2018	2.01	0	0	1.00%	-6.5%	12/31/2018	2.06	0	0	0.75%	-6.2%
12/31/2017	2.10	21,726	45,688	1.25%	12.1%	12/31/2017	2.15	0	0	1.00%	12.4%	12/31/2017	2.20	0	0	0.75%	12.7%
12/31/2016	1.88	23,069	43,276	1.25%	5.1%	12/31/2016	1.91	0	0	1.00%	5.4%	12/31/2016	1.95	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.79	0	$0	0.50%	12.1%	12/31/2020	$2.87	0	$0	0.25%	12.3%	12/31/2020	$2.96	0	$0	0.00%	12.6%
12/31/2019	2.49	0	0	0.50%	18.0%	12/31/2019	2.56	0	0	0.25%	18.3%	12/31/2019	2.62	128	335	0.00%	18.6%
12/31/2018	2.11	0	0	0.50%	-6.0%	12/31/2018	2.16	0	0	0.25%	-5.8%	12/31/2018	2.21	116	257	0.00%	-5.5%
12/31/2017	2.24	0	0	0.50%	12.9%	12/31/2017	2.29	0	0	0.25%	13.2%	12/31/2017	2.34	108	253	0.00%	13.5%
12/31/2016	1.99	0	0	0.50%	5.9%	12/31/2016	2.03	0	0	0.25%	6.1%	12/31/2016	2.06	2,226	4,595	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.6%
2018	2.2%
2017	1.8%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio A Class - 06-406
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,897,181	$12,652,428	824,648
Receivables: investments sold	6,398
Payables: investments purchased	-
Net assets	$13,903,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,912,611	4,462,750	$2.67
Band 100	1,983,507	721,728	2.75
Band 75	-	-	2.83
Band 50	7,461	2,561	2.91
Band 25	-	-	3.00
Band 0	-	-	3.09
Total	$13,903,579	5,187,039

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$96,035
Mortality & expense charges	(158,248)
Net investment income (loss)	(62,213)

Gain (loss) on investments:
Net realized gain (loss)	342,727
Realized gain distributions	681,882
Net change in unrealized appreciation (depreciation)	560,199
Net gain (loss)	1,584,808

Increase (decrease) in net assets from operations	$1,522,595

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(62,213)	$(9,610)
Net realized gain (loss)	342,727	371,733
Realized gain distributions	681,882	1,033,297
Net change in unrealized appreciation (depreciation)	560,199	1,365,708

Increase (decrease) in net assets from operations	1,522,595	2,761,128

Contract owner transactions:
Proceeds from units sold	2,365,072	6,354,142
Cost of units redeemed	(6,900,418)	(8,194,525)
Account charges	(13,689)	(18,431)
Increase (decrease)	(4,549,035)	(1,858,814)
Net increase (decrease)	(3,026,440)	902,314
Net assets, beginning	16,930,019	16,027,705
Net assets, ending	$13,903,579	$16,930,019

Units sold	998,773	2,870,262
Units redeemed	(2,902,215)	(3,698,424)
Net increase (decrease)	(1,903,442)	(828,162)
Units outstanding, beginning	7,090,481	7,918,643
Units outstanding, ending	5,187,039	7,090,481

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$71,668,489
Cost of units redeemed/account charges	(70,564,788)
Net investment income (loss)	706,667
Net realized gain (loss)	5,014,070
Realized gain distributions	5,834,388
Net change in unrealized appreciation (depreciation)	1,244,753
Net assets	$13,903,579

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.67	4,463	$11,913	1.25%	12.2%	12/31/2020	$2.75	722	$1,984	1.00%	12.4%	12/31/2020	$2.83	0	$0	0.75%	12.7%
12/31/2019	2.38	6,236	14,841	1.25%	18.2%	12/31/2019	2.44	852	2,083	1.00%	18.5%	12/31/2019	2.51	0	0	0.75%	18.8%
12/31/2018	2.01	6,879	13,848	1.25%	-7.5%	12/31/2018	2.06	867	1,789	1.00%	-7.3%	12/31/2018	2.11	0	0	0.75%	-7.0%
12/31/2017	2.18	10,668	23,217	1.25%	13.0%	12/31/2017	2.22	865	1,924	1.00%	13.3%	12/31/2017	2.27	0	0	0.75%	13.6%
12/31/2016	1.93	12,038	23,183	1.25%	5.0%	12/31/2016	1.96	1,045	2,051	1.00%	5.2%	12/31/2016	2.00	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	3	$7	0.50%	13.0%	12/31/2020	$3.00	0	$0	0.25%	13.3%	12/31/2020	$3.09	0	$0	0.00%	13.6%
12/31/2019	2.58	3	7	0.50%	19.1%	12/31/2019	2.65	0	0	0.25%	19.4%	12/31/2019	2.72	0	0	0.00%	19.7%
12/31/2018	2.16	3	6	0.50%	-6.8%	12/31/2018	2.22	0	0	0.25%	-6.6%	12/31/2018	2.27	170	385	0.00%	-6.3%
12/31/2017	2.32	3	6	0.50%	13.9%	12/31/2017	2.37	0	0	0.25%	14.1%	12/31/2017	2.43	161	390	0.00%	14.4%
12/31/2016	2.04	3	5	0.50%	5.7%	12/31/2016	2.08	0	0	0.25%	6.0%	12/31/2016	2.12	161	341	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.2%
2018	1.8%
2017	1.5%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio Investor Class - 06-416
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,390,142	$35,987,849	2,343,359
Receivables: investments sold	118,900
Payables: investments purchased	-
Net assets	$39,509,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,509,042	14,361,859	$2.75
Band 100	-	-	2.83
Band 75	-	-	2.92
Band 50	-	-	3.00
Band 25	-	-	3.09
Band 0	-	-	3.18
Total	$39,509,042	14,361,859

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$370,100
Mortality & expense charges	(445,060)
Net investment income (loss)	(74,960)

Gain (loss) on investments:
Net realized gain (loss)	(38,963)
Realized gain distributions	1,929,888
Net change in unrealized appreciation (depreciation)	2,410,162
Net gain (loss)	4,301,087

Increase (decrease) in net assets from operations	$4,226,127

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74,960)	$115,616
Net realized gain (loss)	(38,963)	422,115
Realized gain distributions	1,929,888	2,275,024
Net change in unrealized appreciation (depreciation)	2,410,162	2,799,541

Increase (decrease) in net assets from operations	4,226,127	5,612,296

Contract owner transactions:
Proceeds from units sold	5,651,892	12,379,612
Cost of units redeemed	(7,688,113)	(10,281,760)
Account charges	(22,677)	(26,937)
Increase (decrease)	(2,058,898)	2,070,915
Net increase (decrease)	2,167,229	7,683,211
Net assets, beginning	37,341,813	29,658,602
Net assets, ending	$39,509,042	$37,341,813

Units sold	2,531,468	5,418,917
Units redeemed	(3,413,389)	(4,528,220)
Net increase (decrease)	(881,921)	890,697
Units outstanding, beginning	15,243,780	14,353,083
Units outstanding, ending	14,361,859	15,243,780

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$95,159,716
Cost of units redeemed/account charges	(73,562,768)
Net investment income (loss)	1,627,913
Net realized gain (loss)	3,566,853
Realized gain distributions	9,315,035
Net change in unrealized appreciation (depreciation)	3,402,293
Net assets	$39,509,042

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.75	14,362	$39,509	1.25%	12.4%	12/31/2020	$2.83	0	$0	1.00%	12.7%	12/31/2020	$2.92	0	$0	0.75%	13.0%
12/31/2019	2.45	15,105	36,954	1.25%	18.5%	12/31/2019	2.51	0	0	1.00%	18.8%	12/31/2019	2.58	0	0	0.75%	19.1%
12/31/2018	2.06	14,235	29,383	1.25%	-7.3%	12/31/2018	2.11	0	0	1.00%	-7.0%	12/31/2018	2.17	0	0	0.75%	-6.8%
12/31/2017	2.23	17,662	39,316	1.25%	13.3%	12/31/2017	2.27	0	0	1.00%	13.6%	12/31/2017	2.32	0	0	0.75%	13.9%
12/31/2016	1.96	16,424	32,271	1.25%	5.2%	12/31/2016	2.00	0	0	1.00%	5.5%	12/31/2016	2.04	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.00	0	$0	0.50%	13.3%	12/31/2020	$3.09	0	$0	0.25%	13.6%	12/31/2020	$3.18	0	$0	0.00%	13.9%
12/31/2019	2.65	0	0	0.50%	19.4%	12/31/2019	2.72	0	0	0.25%	19.7%	12/31/2019	2.80	139	388	0.00%	20.0%
12/31/2018	2.22	0	0	0.50%	-6.6%	12/31/2018	2.27	0	0	0.25%	-6.3%	12/31/2018	2.33	118	275	0.00%	-6.1%
12/31/2017	2.38	0	0	0.50%	14.1%	12/31/2017	2.43	0	0	0.25%	14.4%	12/31/2017	2.48	110	273	0.00%	14.7%
12/31/2016	2.08	0	0	0.50%	6.0%	12/31/2016	2.12	0	0	0.25%	6.3%	12/31/2016	2.16	647	1,399	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	2.1%
2017	1.9%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio A Class - 06-407
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,141,203	$13,444,494	1,065,911
Receivables: investments sold	58,689
Payables: investments purchased	-
Net assets	$15,199,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,877,018	4,489,300	$2.87
Band 100	2,322,874	786,557	2.95
Band 75	-	-	3.04
Band 50	-	-	3.13
Band 25	-	-	3.22
Band 0	-	-	3.32
Total	$15,199,892	5,275,857

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$101,304
Mortality & expense charges	(174,584)
Net investment income (loss)	(73,280)

Gain (loss) on investments:
Net realized gain (loss)	464,456
Realized gain distributions	767,779
Net change in unrealized appreciation (depreciation)	708,245
Net gain (loss)	1,940,480

Increase (decrease) in net assets from operations	$1,867,200

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(73,280)	$(6,875)
Net realized gain (loss)	464,456	418,799
Realized gain distributions	767,779	1,128,169
Net change in unrealized appreciation (depreciation)	708,245	1,688,473

Increase (decrease) in net assets from operations	1,867,200	3,228,566

Contract owner transactions:
Proceeds from units sold	2,201,722	4,442,484
Cost of units redeemed	(6,642,020)	(7,479,036)
Account charges	(12,795)	(19,021)
Increase (decrease)	(4,453,093)	(3,055,573)
Net increase (decrease)	(2,585,893)	172,993
Net assets, beginning	17,785,785	17,612,792
Net assets, ending	$15,199,892	$17,785,785

Units sold	907,757	1,889,588
Units redeemed	(2,641,448)	(3,155,262)
Net increase (decrease)	(1,733,691)	(1,265,674)
Units outstanding, beginning	7,009,548	8,275,222
Units outstanding, ending	5,275,857	7,009,548

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$68,028,190
Cost of units redeemed/account charges	(67,475,115)
Net investment income (loss)	773,301
Net realized gain (loss)	5,898,784
Realized gain distributions	6,278,023
Net change in unrealized appreciation (depreciation)	1,696,709
Net assets	$15,199,892

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.87	4,489	$12,877	1.25%	13.4%	12/31/2020	$2.95	787	$2,323	1.00%	13.7%	12/31/2020	$3.04	0	$0	0.75%	14.0%
12/31/2019	2.53	6,194	15,668	1.25%	19.5%	12/31/2019	2.60	815	2,118	1.00%	19.8%	12/31/2019	2.67	0	0	0.75%	20.1%
12/31/2018	2.12	7,201	15,239	1.25%	-7.9%	12/31/2018	2.17	877	1,902	1.00%	-7.7%	12/31/2018	2.22	0	0	0.75%	-7.5%
12/31/2017	2.30	11,812	27,152	1.25%	14.4%	12/31/2017	2.35	1,044	2,451	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%
12/31/2016	2.01	13,656	27,453	1.25%	5.2%	12/31/2016	2.05	1,192	2,443	1.00%	5.5%	12/31/2016	2.09	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.13	0	$0	0.50%	14.3%	12/31/2020	$3.22	0	$0	0.25%	14.5%	12/31/2020	$3.32	0	$0	0.00%	14.8%
12/31/2019	2.74	0	0	0.50%	20.4%	12/31/2019	2.81	0	0	0.25%	20.7%	12/31/2019	2.89	0	0	0.00%	21.0%
12/31/2018	2.28	0	0	0.50%	-7.2%	12/31/2018	2.33	0	0	0.25%	-7.0%	12/31/2018	2.39	197	471	0.00%	-6.8%
12/31/2017	2.45	0	0	0.50%	15.2%	12/31/2017	2.51	0	0	0.25%	15.5%	12/31/2017	2.56	205	526	0.00%	15.8%
12/31/2016	2.13	0	0	0.50%	6.0%	12/31/2016	2.17	0	0	0.25%	6.3%	12/31/2016	2.21	200	442	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.2%
2018	1.7%
2017	1.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio Investor Class - 06-417
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,022,236	$28,627,564	2,244,944
Receivables: investments sold	-
Payables: investments purchased	(9,335)
Net assets	$32,012,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,012,901	10,847,422	$2.95
Band 100	-	-	3.04
Band 75	-	-	3.13
Band 50	-	-	3.22
Band 25	-	-	3.32
Band 0	-	-	3.41
Total	$32,012,901	10,847,422

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$293,480
Mortality & expense charges	(366,575)
Net investment income (loss)	(73,095)

Gain (loss) on investments:
Net realized gain (loss)	118,357
Realized gain distributions	1,621,423
Net change in unrealized appreciation (depreciation)	2,115,786
Net gain (loss)	3,855,566

Increase (decrease) in net assets from operations	$3,782,471

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(73,095)	$72,172
Net realized gain (loss)	118,357	443,567
Realized gain distributions	1,621,423	1,934,451
Net change in unrealized appreciation (depreciation)	2,115,786	2,842,915

Increase (decrease) in net assets from operations	3,782,471	5,293,105

Contract owner transactions:
Proceeds from units sold	4,852,200	7,181,247
Cost of units redeemed	(7,163,501)	(9,257,575)
Account charges	(21,931)	(32,178)
Increase (decrease)	(2,333,232)	(2,108,506)
Net increase (decrease)	1,449,239	3,184,599
Net assets, beginning	30,563,662	27,379,063
Net assets, ending	$32,012,901	$30,563,662

Units sold	1,982,405	3,000,173
Units redeemed	(2,907,309)	(3,863,858)
Net increase (decrease)	(924,904)	(863,685)
Units outstanding, beginning	11,772,326	12,636,011
Units outstanding, ending	10,847,422	11,772,326

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$90,404,353
Cost of units redeemed/account charges	(77,752,847)
Net investment income (loss)	1,783,951
Net realized gain (loss)	4,999,358
Realized gain distributions	9,183,414
Net change in unrealized appreciation (depreciation)	3,394,672
Net assets	$32,012,901

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	10,847	$32,013	1.25%	13.7%	12/31/2020	$3.04	0	$0	1.00%	14.0%	12/31/2020	$3.13	0	$0	0.75%	14.2%
12/31/2019	2.60	11,767	30,548	1.25%	19.8%	12/31/2019	2.67	0	0	1.00%	20.1%	12/31/2019	2.74	0	0	0.75%	20.4%
12/31/2018	2.17	12,635	27,377	1.25%	-7.7%	12/31/2018	2.22	0	0	1.00%	-7.5%	12/31/2018	2.27	0	0	0.75%	-7.2%
12/31/2017	2.35	17,797	41,777	1.25%	14.6%	12/31/2017	2.40	0	0	1.00%	14.9%	12/31/2017	2.45	0	0	0.75%	15.2%
12/31/2016	2.05	18,264	37,402	1.25%	5.5%	12/31/2016	2.09	0	0	1.00%	5.7%	12/31/2016	2.13	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.22	0	$0	0.50%	14.5%	12/31/2020	$3.32	0	$0	0.25%	14.8%	12/31/2020	$3.41	0	$0	0.00%	15.1%
12/31/2019	2.81	0	0	0.50%	20.7%	12/31/2019	2.89	0	0	0.25%	21.0%	12/31/2019	2.97	5	16	0.00%	21.3%
12/31/2018	2.33	0	0	0.50%	-7.0%	12/31/2018	2.39	0	0	0.25%	-6.8%	12/31/2018	2.45	1	2	0.00%	-6.5%
12/31/2017	2.51	0	0	0.50%	15.5%	12/31/2017	2.56	0	0	0.25%	15.8%	12/31/2017	2.62	11	29	0.00%	16.1%
12/31/2016	2.17	0	0	0.50%	6.3%	12/31/2016	2.21	0	0	0.25%	6.5%	12/31/2016	2.25	1,798	4,051	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.5%
2018	2.0%
2017	1.8%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio A Class - 06-408
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,026,620	$11,559,411	720,949
Receivables: investments sold	-
Payables: investments purchased	(6,281)
Net assets	$13,020,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,931,024	3,944,271	$3.02
Band 100	1,089,315	349,761	3.11
Band 75	-	-	3.21
Band 50	-	-	3.30
Band 25	-	-	3.40
Band 0	-	-	3.50
Total	$13,020,339	4,294,032

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$65,317
Mortality & expense charges	(147,254)
Net investment income (loss)	(81,937)

Gain (loss) on investments:
Net realized gain (loss)	301,820
Realized gain distributions	668,068
Net change in unrealized appreciation (depreciation)	796,237
Net gain (loss)	1,766,125

Increase (decrease) in net assets from operations	$1,684,188

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(81,937)	$(35,974)
Net realized gain (loss)	301,820	372,668
Realized gain distributions	668,068	1,064,610
Net change in unrealized appreciation (depreciation)	796,237	1,537,919

Increase (decrease) in net assets from operations	1,684,188	2,939,223

Contract owner transactions:
Proceeds from units sold	2,235,587	3,996,979
Cost of units redeemed	(6,068,439)	(6,337,643)
Account charges	(13,061)	(20,405)
Increase (decrease)	(3,845,913)	(2,361,069)
Net increase (decrease)	(2,161,725)	578,154
Net assets, beginning	15,182,064	14,603,910
Net assets, ending	$13,020,339	$15,182,064

Units sold	927,280	1,648,364
Units redeemed	(2,373,165)	(2,556,908)
Net increase (decrease)	(1,445,885)	(908,544)
Units outstanding, beginning	5,739,917	6,648,461
Units outstanding, ending	4,294,032	5,739,917

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$50,659,607
Cost of units redeemed/account charges	(47,908,229)
Net investment income (loss)	449,077
Net realized gain (loss)	3,336,585
Realized gain distributions	5,016,090
Net change in unrealized appreciation (depreciation)	1,467,209
Net assets	$13,020,339

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.02	3,944	$11,931	1.25%	14.6%	12/31/2020	$3.11	350	$1,089	1.00%	14.9%	12/31/2020	$3.21	0	$0	0.75%	15.2%
12/31/2019	2.64	5,276	13,924	1.25%	20.9%	12/31/2019	2.71	464	1,258	1.00%	21.2%	12/31/2019	2.78	0	0	0.75%	21.5%
12/31/2018	2.18	5,901	12,882	1.25%	-8.5%	12/31/2018	2.24	529	1,183	1.00%	-8.3%	12/31/2018	2.29	0	0	0.75%	-8.1%
12/31/2017	2.39	7,524	17,962	1.25%	15.8%	12/31/2017	2.44	638	1,556	1.00%	16.1%	12/31/2017	2.49	0	0	0.75%	16.3%
12/31/2016	2.06	7,731	15,942	1.25%	5.6%	12/31/2016	2.10	765	1,608	1.00%	5.9%	12/31/2016	2.14	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	0	$0	0.50%	15.5%	12/31/2020	$3.40	0	$0	0.25%	15.8%	12/31/2020	$3.50	0	$0	0.00%	16.1%
12/31/2019	2.86	0	0	0.50%	21.8%	12/31/2019	2.94	0	0	0.25%	22.1%	12/31/2019	3.02	0	0	0.00%	22.4%
12/31/2018	2.35	0	0	0.50%	-7.9%	12/31/2018	2.40	0	0	0.25%	-7.6%	12/31/2018	2.46	219	539	0.00%	-7.4%
12/31/2017	2.55	0	0	0.50%	16.6%	12/31/2017	2.60	0	0	0.25%	16.9%	12/31/2017	2.66	190	505	0.00%	17.2%
12/31/2016	2.18	0	0	0.50%	6.4%	12/31/2016	2.23	0	0	0.25%	6.7%	12/31/2016	2.27	203	462	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.0%
2018	1.8%
2017	1.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio Investor Class - 06-418
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,078,430	$23,327,905	1,443,948
Receivables: investments sold	13,722
Payables: investments purchased	-
Net assets	$26,092,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,092,152	8,366,599	$3.12
Band 100	-	-	3.21
Band 75	-	-	3.31
Band 50	-	-	3.40
Band 25	-	-	3.50
Band 0	-	-	3.61
Total	$26,092,152	8,366,599

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$196,175
Mortality & expense charges	(286,559)
Net investment income (loss)	(90,384)

Gain (loss) on investments:
Net realized gain (loss)	47,731
Realized gain distributions	1,341,823
Net change in unrealized appreciation (depreciation)	2,052,071
Net gain (loss)	3,441,625

Increase (decrease) in net assets from operations	$3,351,241

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(90,384)	$41,851
Net realized gain (loss)	47,731	205,997
Realized gain distributions	1,341,823	1,773,116
Net change in unrealized appreciation (depreciation)	2,052,071	2,332,155

Increase (decrease) in net assets from operations	3,351,241	4,353,119

Contract owner transactions:
Proceeds from units sold	4,358,419	7,861,867
Cost of units redeemed	(6,682,611)	(7,660,305)
Account charges	(19,592)	(22,571)
Increase (decrease)	(2,343,784)	178,991
Net increase (decrease)	1,007,457	4,532,110
Net assets, beginning	25,084,695	20,552,585
Net assets, ending	$26,092,152	$25,084,695

Units sold	1,685,054	3,136,967
Units redeemed	(2,558,215)	(3,074,241)
Net increase (decrease)	(873,161)	62,726
Units outstanding, beginning	9,239,760	9,177,034
Units outstanding, ending	8,366,599	9,239,760

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,795,121
Cost of units redeemed/account charges	(53,193,257)
Net investment income (loss)	937,807
Net realized gain (loss)	2,775,331
Realized gain distributions	7,026,625
Net change in unrealized appreciation (depreciation)	2,750,525
Net assets	$26,092,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	8,367	$26,092	1.25%	15.0%	12/31/2020	$3.21	0	$0	1.00%	15.2%	12/31/2020	$3.31	0	$0	0.75%	15.5%
12/31/2019	2.71	9,190	24,930	1.25%	21.2%	12/31/2019	2.79	0	0	1.00%	21.5%	12/31/2019	2.86	0	0	0.75%	21.8%
12/31/2018	2.24	9,137	20,450	1.25%	-8.3%	12/31/2018	2.29	0	0	1.00%	-8.1%	12/31/2018	2.35	0	0	0.75%	-7.9%
12/31/2017	2.44	11,138	27,192	1.25%	16.1%	12/31/2017	2.49	0	0	1.00%	16.3%	12/31/2017	2.55	0	0	0.75%	16.6%
12/31/2016	2.10	10,783	22,683	1.25%	5.8%	12/31/2016	2.14	0	0	1.00%	6.1%	12/31/2016	2.19	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.40	0	$0	0.50%	15.8%	12/31/2020	$3.50	0	$0	0.25%	16.1%	12/31/2020	$3.61	0	$0	0.00%	16.4%
12/31/2019	2.94	0	0	0.50%	22.1%	12/31/2019	3.02	0	0	0.25%	22.4%	12/31/2019	3.10	50	155	0.00%	22.7%
12/31/2018	2.41	0	0	0.50%	-7.6%	12/31/2018	2.47	0	0	0.25%	-7.4%	12/31/2018	2.53	40	102	0.00%	-7.2%
12/31/2017	2.61	0	0	0.50%	16.9%	12/31/2017	2.66	0	0	0.25%	17.2%	12/31/2017	2.72	33	89	0.00%	17.5%
12/31/2016	2.23	0	0	0.50%	6.6%	12/31/2016	2.27	0	0	0.25%	6.9%	12/31/2016	2.32	525	1,215	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	2.0%
2017	1.9%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio A Class - 06-409
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,548,698	$9,231,929	702,832
Receivables: investments sold	7,840
Payables: investments purchased	-
Net assets	$10,556,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,030,381	3,192,973	$3.14
Band 100	526,157	162,673	3.23
Band 75	-	-	3.33
Band 50	-	-	3.43
Band 25	-	-	3.53
Band 0	-	-	3.63
Total	$10,556,538	3,355,646

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$58,734
Mortality & expense charges	(119,965)
Net investment income (loss)	(61,231)

Gain (loss) on investments:
Net realized gain (loss)	285,511
Realized gain distributions	562,412
Net change in unrealized appreciation (depreciation)	722,194
Net gain (loss)	1,570,117

Increase (decrease) in net assets from operations	$1,508,886

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(61,231)	$(17,232)
Net realized gain (loss)	285,511	248,907
Realized gain distributions	562,412	770,706
Net change in unrealized appreciation (depreciation)	722,194	1,284,308

Increase (decrease) in net assets from operations	1,508,886	2,286,689

Contract owner transactions:
Proceeds from units sold	2,016,602	3,323,648
Cost of units redeemed	(4,536,462)	(4,622,920)
Account charges	(13,803)	(20,506)
Increase (decrease)	(2,533,663)	(1,319,778)
Net increase (decrease)	(1,024,777)	966,911
Net assets, beginning	11,581,315	10,614,404
Net assets, ending	$10,556,538	$11,581,315

Units sold	760,285	1,325,395
Units redeemed	(1,665,941)	(1,828,879)
Net increase (decrease)	(905,656)	(503,484)
Units outstanding, beginning	4,261,302	4,764,786
Units outstanding, ending	3,355,646	4,261,302

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$40,802,762
Cost of units redeemed/account charges	(37,966,742)
Net investment income (loss)	294,015
Net realized gain (loss)	2,610,615
Realized gain distributions	3,499,119
Net change in unrealized appreciation (depreciation)	1,316,769
Net assets	$10,556,538

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.14	3,193	$10,030	1.25%	15.8%	12/31/2020	$3.23	163	$526	1.00%	16.0%	12/31/2020	$3.33	0	$0	0.75%	16.3%
12/31/2019	2.71	4,032	10,941	1.25%	22.2%	12/31/2019	2.79	230	640	1.00%	22.5%	12/31/2019	2.86	0	0	0.75%	22.8%
12/31/2018	2.22	4,437	9,852	1.25%	-9.0%	12/31/2018	2.27	253	575	1.00%	-8.8%	12/31/2018	2.33	0	0	0.75%	-8.6%
12/31/2017	2.44	5,488	13,397	1.25%	16.7%	12/31/2017	2.49	275	685	1.00%	17.0%	12/31/2017	2.55	0	0	0.75%	17.3%
12/31/2016	2.09	5,741	12,002	1.25%	5.8%	12/31/2016	2.13	308	657	1.00%	6.1%	12/31/2016	2.17	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.43	0	$0	0.50%	16.6%	12/31/2020	$3.53	0	$0	0.25%	16.9%	12/31/2020	$3.63	0	$0	0.00%	17.2%
12/31/2019	2.94	0	0	0.50%	23.1%	12/31/2019	3.02	0	0	0.25%	23.5%	12/31/2019	3.10	0	0	0.00%	23.8%
12/31/2018	2.39	0	0	0.50%	-8.3%	12/31/2018	2.45	0	0	0.25%	-8.1%	12/31/2018	2.51	75	187	0.00%	-7.9%
12/31/2017	2.60	0	0	0.50%	17.6%	12/31/2017	2.66	0	0	0.25%	17.9%	12/31/2017	2.72	118	322	0.00%	18.2%
12/31/2016	2.21	0	0	0.50%	6.6%	12/31/2016	2.26	0	0	0.25%	6.9%	12/31/2016	2.30	131	302	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.8%
2017	1.7%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio Investor Class - 06-419
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,314,701	$17,845,317	1,356,264
Receivables: investments sold	42,823
Payables: investments purchased	-
Net assets	$20,357,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,357,524	6,301,985	$3.23
Band 100	-	-	3.33
Band 75	-	-	3.42
Band 50	-	-	3.53
Band 25	-	-	3.63
Band 0	-	-	3.74
Total	$20,357,524	6,301,985

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$163,403
Mortality & expense charges	(223,285)
Net investment income (loss)	(59,882)

Gain (loss) on investments:
Net realized gain (loss)	(192,159)
Realized gain distributions	1,080,417
Net change in unrealized appreciation (depreciation)	1,796,768
Net gain (loss)	2,685,026

Increase (decrease) in net assets from operations	$2,625,144

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(59,882)	$31,918
Net realized gain (loss)	(192,159)	113,839
Realized gain distributions	1,080,417	1,251,325
Net change in unrealized appreciation (depreciation)	1,796,768	2,084,995

Increase (decrease) in net assets from operations	2,625,144	3,482,077

Contract owner transactions:
Proceeds from units sold	3,987,276	5,183,355
Cost of units redeemed	(5,003,128)	(5,649,349)
Account charges	(18,128)	(24,053)
Increase (decrease)	(1,033,980)	(490,047)
Net increase (decrease)	1,591,164	2,992,030
Net assets, beginning	18,766,360	15,774,330
Net assets, ending	$20,357,524	$18,766,360

Units sold	1,517,394	2,039,271
Units redeemed	(1,947,434)	(2,243,032)
Net increase (decrease)	(430,040)	(203,761)
Units outstanding, beginning	6,732,025	6,935,786
Units outstanding, ending	6,301,985	6,732,025

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$56,882,840
Cost of units redeemed/account charges	(48,040,358)
Net investment income (loss)	901,256
Net realized gain (loss)	2,782,793
Realized gain distributions	5,361,609
Net change in unrealized appreciation (depreciation)	2,469,384
Net assets	$20,357,524

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.23	6,302	$20,358	1.25%	16.0%	12/31/2020	$3.33	0	$0	1.00%	16.3%	12/31/2020	$3.42	0	$0	0.75%	16.6%
12/31/2019	2.79	6,695	18,647	1.25%	22.5%	12/31/2019	2.86	0	0	1.00%	22.8%	12/31/2019	2.94	0	0	0.75%	23.1%
12/31/2018	2.27	6,908	15,703	1.25%	-8.9%	12/31/2018	2.33	0	0	1.00%	-8.6%	12/31/2018	2.39	0	0	0.75%	-8.4%
12/31/2017	2.49	8,674	21,639	1.25%	17.1%	12/31/2017	2.55	0	0	1.00%	17.4%	12/31/2017	2.60	0	0	0.75%	17.7%
12/31/2016	2.13	8,433	17,961	1.25%	6.1%	12/31/2016	2.17	0	0	1.00%	6.3%	12/31/2016	2.21	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.53	0	$0	0.50%	16.8%	12/31/2020	$3.63	0	$0	0.25%	17.1%	12/31/2020	$3.74	0	$0	0.00%	17.4%
12/31/2019	3.02	0	0	0.50%	23.5%	12/31/2019	3.10	0	0	0.25%	23.8%	12/31/2019	3.18	37	119	0.00%	24.1%
12/31/2018	2.44	0	0	0.50%	-8.2%	12/31/2018	2.50	0	0	0.25%	-8.0%	12/31/2018	2.57	28	71	0.00%	-7.7%
12/31/2017	2.66	0	0	0.50%	18.0%	12/31/2017	2.72	0	0	0.25%	18.3%	12/31/2017	2.78	13	36	0.00%	18.6%
12/31/2016	2.26	0	0	0.50%	6.9%	12/31/2016	2.30	0	0	0.25%	7.1%	12/31/2016	2.34	1,770	4,150	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	2.0%
2017	1.8%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio A Class - 06-437
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,853,300	$5,060,999	350,392
Receivables: investments sold	-
Payables: investments purchased	(1,743)
Net assets	$5,851,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,815,681	2,741,788	$2.12
Band 100	35,876	16,506	2.17
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.34
Band 0	-	-	2.40
Total	$5,851,557	2,758,294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,742
Mortality & expense charges	(68,794)
Net investment income (loss)	(38,052)

Gain (loss) on investments:
Net realized gain (loss)	222,821
Realized gain distributions	242,575
Net change in unrealized appreciation (depreciation)	442,627
Net gain (loss)	908,023

Increase (decrease) in net assets from operations	$869,971

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,052)	$(12,103)
Net realized gain (loss)	222,821	158,688
Realized gain distributions	242,575	389,792
Net change in unrealized appreciation (depreciation)	442,627	768,259

Increase (decrease) in net assets from operations	869,971	1,304,636

Contract owner transactions:
Proceeds from units sold	1,570,825	2,574,029
Cost of units redeemed	(3,279,268)	(2,833,316)
Account charges	(11,472)	(15,765)
Increase (decrease)	(1,719,915)	(275,052)
Net increase (decrease)	(849,944)	1,029,584
Net assets, beginning	6,701,501	5,671,917
Net assets, ending	$5,851,557	$6,701,501

Units sold	908,860	1,532,971
Units redeemed	(1,820,261)	(1,672,646)
Net increase (decrease)	(911,401)	(139,675)
Units outstanding, beginning	3,669,695	3,809,370
Units outstanding, ending	2,758,294	3,669,695

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,294,650
Cost of units redeemed/account charges	(17,673,837)
Net investment income (loss)	59,462
Net realized gain (loss)	1,089,931
Realized gain distributions	1,289,050
Net change in unrealized appreciation (depreciation)	792,301
Net assets	$5,851,557

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	2,742	$5,816	1.25%	16.2%	12/31/2020	$2.17	17	$36	1.00%	16.5%	12/31/2020	$2.23	0	$0	0.75%	16.7%
12/31/2019	1.83	3,653	6,671	1.25%	22.7%	12/31/2019	1.87	17	31	1.00%	23.0%	12/31/2019	1.91	0	0	0.75%	23.3%
12/31/2018	1.49	3,777	5,621	1.25%	-9.4%	12/31/2018	1.52	17	25	1.00%	-9.2%	12/31/2018	1.55	0	0	0.75%	-9.0%
12/31/2017	1.64	4,542	7,461	1.25%	17.3%	12/31/2017	1.67	17	28	1.00%	17.6%	12/31/2017	1.70	0	0	0.75%	17.9%
12/31/2016	1.40	4,051	5,674	1.25%	5.9%	12/31/2016	1.42	17	24	1.00%	6.2%	12/31/2016	1.44	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.28	0	$0	0.50%	17.0%	12/31/2020	$2.34	0	$0	0.25%	17.3%	12/31/2020	$2.40	0	$0	0.00%	17.6%
12/31/2019	1.95	0	0	0.50%	23.6%	12/31/2019	1.99	0	0	0.25%	23.9%	12/31/2019	2.04	0	0	0.00%	24.2%
12/31/2018	1.58	0	0	0.50%	-8.7%	12/31/2018	1.61	0	0	0.25%	-8.5%	12/31/2018	1.64	16	26	0.00%	-8.3%
12/31/2017	1.73	0	0	0.50%	18.2%	12/31/2017	1.76	0	0	0.25%	18.5%	12/31/2017	1.79	4	8	0.00%	18.8%
12/31/2016	1.46	0	0	0.50%	6.7%	12/31/2016	1.48	0	0	0.25%	7.0%	12/31/2016	1.50	4	5	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.8%
2017	1.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Disciplined Growth Fund A Class - 06-697
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,092	$1,891	87
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$2,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,091	667	$3.14
Band 100	-	-	3.20
Band 75	-	-	3.27
Band 50	-	-	3.35
Band 25	-	-	3.42
Band 0	-	-	3.49
Total	$2,091	667

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(19)
Net investment income (loss)	(19)

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	332
Net change in unrealized appreciation (depreciation)	132
Net gain (loss)	466

Increase (decrease) in net assets from operations	$447

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19)	$(40)
Net realized gain (loss)	2	(544)
Realized gain distributions	332	92
Net change in unrealized appreciation (depreciation)	132	1,610

Increase (decrease) in net assets from operations	447	1,118

Contract owner transactions:
Proceeds from units sold	500	796
Cost of units redeemed	(1)	(7,016)
Account charges	(7)	(14)
Increase (decrease)	492	(6,234)
Net increase (decrease)	939	(5,116)
Net assets, beginning	1,152	6,268
Net assets, ending	$2,091	$1,152

Units sold	188	374
Units redeemed	(3)	(3,247)
Net increase (decrease)	185	(2,873)
Units outstanding, beginning	482	3,355
Units outstanding, ending	667	482

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,517,923
Cost of units redeemed/account charges	(1,854,842)
Net investment income (loss)	(29,790)
Net realized gain (loss)	264,553
Realized gain distributions	104,046
Net change in unrealized appreciation (depreciation)	201
Net assets	$2,091

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.14	1	$2	1.25%	31.1%	12/31/2020	$3.20	0	$0	1.00%	31.4%	12/31/2020	$3.27	0	$0	0.75%	31.8%
12/31/2019	2.39	0	1	1.25%	28.0%	12/31/2019	2.44	0	0	1.00%	28.4%	12/31/2019	2.48	0	0	0.75%	28.7%
12/31/2018	1.87	3	6	1.25%	-7.0%	12/31/2018	1.90	0	0	1.00%	-6.8%	12/31/2018	1.93	0	0	0.75%	-6.5%
12/31/2017	2.01	239	480	1.25%	24.2%	12/31/2017	2.04	0	0	1.00%	24.5%	12/31/2017	2.07	0	0	0.75%	24.8%
12/31/2016	1.62	576	931	1.25%	6.8%	12/31/2016	1.64	0	0	1.00%	7.1%	12/31/2016	1.65	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.35	0	$0	0.50%	32.1%	12/31/2020	$3.42	0	$0	0.25%	32.4%	12/31/2020	$3.49	0	$0	0.00%	32.8%
12/31/2019	2.53	0	0	0.50%	29.0%	12/31/2019	2.58	0	0	0.25%	29.3%	12/31/2019	2.63	0	0	0.00%	29.7%
12/31/2018	1.96	0	0	0.50%	-6.3%	12/31/2018	2.00	0	0	0.25%	-6.1%	12/31/2018	2.03	0	0	0.00%	-5.8%
12/31/2017	2.09	0	0	0.50%	25.1%	12/31/2017	2.12	0	0	0.25%	25.4%	12/31/2017	2.15	0	0	0.00%	25.8%
12/31/2016	1.67	0	0	0.50%	7.7%	12/31/2016	1.69	0	0	0.25%	7.9%	12/31/2016	1.71	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.5%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio A Class - 06-CKR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,394,005	$2,050,005	158,417
Receivables: investments sold	-
Payables: investments purchased	(323)
Net assets	$2,393,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,393,682	1,476,501	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$2,393,682	1,476,501

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,970
Mortality & expense charges	(22,716)
Net investment income (loss)	(8,746)

Gain (loss) on investments:
Net realized gain (loss)	22,722
Realized gain distributions	56,631
Net change in unrealized appreciation (depreciation)	279,682
Net gain (loss)	359,035

Increase (decrease) in net assets from operations	$350,289

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,746)	$1,394
Net realized gain (loss)	22,722	5,554
Realized gain distributions	56,631	66,854
Net change in unrealized appreciation (depreciation)	279,682	175,328

Increase (decrease) in net assets from operations	350,289	249,130

Contract owner transactions:
Proceeds from units sold	998,769	1,019,478
Cost of units redeemed	(597,517)	(475,673)
Account charges	(7,648)	(9,123)
Increase (decrease)	393,604	534,682
Net increase (decrease)	743,893	783,812
Net assets, beginning	1,649,789	865,977
Net assets, ending	$2,393,682	$1,649,789

Units sold	736,403	792,516
Units redeemed	(443,874)	(373,758)
Net increase (decrease)	292,529	418,758
Units outstanding, beginning	1,183,972	765,214
Units outstanding, ending	1,476,501	1,183,972

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,996,827
Cost of units redeemed/account charges	(2,189,209)
Net investment income (loss)	5,528
Net realized gain (loss)	89,402
Realized gain distributions	147,134
Net change in unrealized appreciation (depreciation)	344,000
Net assets	$2,393,682

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	1,477	$2,394	1.25%	16.3%	12/31/2020	$1.64	0	$0	1.00%	16.6%	12/31/2020	$1.66	0	$0	0.75%	16.9%
12/31/2019	1.39	1,184	1,650	1.25%	23.1%	12/31/2019	1.41	0	0	1.00%	23.4%	12/31/2019	1.42	0	0	0.75%	23.7%
12/31/2018	1.13	765	866	1.25%	-9.6%	12/31/2018	1.14	0	0	1.00%	-9.4%	12/31/2018	1.15	0	0	0.75%	-9.1%
12/31/2017	1.25	516	645	1.25%	17.5%	12/31/2017	1.26	0	0	1.00%	17.8%	12/31/2017	1.26	0	0	0.75%	18.1%
12/31/2016	1.06	397	422	1.25%	6.5%	12/31/2016	1.07	0	0	1.00%	6.7%	12/31/2016	1.07	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	17.2%	12/31/2020	$1.70	0	$0	0.25%	17.5%	12/31/2020	$1.72	0	$0	0.00%	17.8%
12/31/2019	1.43	0	0	0.50%	24.1%	12/31/2019	1.44	0	0	0.25%	24.4%	12/31/2019	1.46	0	0	0.00%	24.7%
12/31/2018	1.15	0	0	0.50%	-8.9%	12/31/2018	1.16	0	0	0.25%	-8.7%	12/31/2018	1.17	0	0	0.00%	-8.4%
12/31/2017	1.27	0	0	0.50%	18.4%	12/31/2017	1.27	0	0	0.25%	18.7%	12/31/2017	1.28	0	0	0.00%	19.0%
12/31/2016	1.07	0	0	0.50%	7.0%	12/31/2016	1.07	0	0	0.25%	7.2%	12/31/2016	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.4%
2018	2.4%
2017	1.6%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio Investor Class - 06-CKT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,240,861	$3,568,420	281,713
Receivables: investments sold	15,828
Payables: investments purchased	-
Net assets	$4,256,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,256,689	2,595,548	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$4,256,689	2,595,548

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,208
Mortality & expense charges	(40,918)
Net investment income (loss)	(5,710)

Gain (loss) on investments:
Net realized gain (loss)	2,802
Realized gain distributions	100,157
Net change in unrealized appreciation (depreciation)	566,114
Net gain (loss)	669,073

Increase (decrease) in net assets from operations	$663,363

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,710)	$8,262
Net realized gain (loss)	2,802	3,847
Realized gain distributions	100,157	107,099
Net change in unrealized appreciation (depreciation)	566,114	295,092

Increase (decrease) in net assets from operations	663,363	414,300

Contract owner transactions:
Proceeds from units sold	2,137,612	1,686,734
Cost of units redeemed	(1,171,889)	(956,894)
Account charges	(16,620)	(11,938)
Increase (decrease)	949,103	717,902
Net increase (decrease)	1,612,466	1,132,202
Net assets, beginning	2,644,223	1,512,021
Net assets, ending	$4,256,689	$2,644,223

Units sold	1,593,391	1,308,952
Units redeemed	(877,590)	(755,224)
Net increase (decrease)	715,801	553,728
Units outstanding, beginning	1,879,747	1,326,019
Units outstanding, ending	2,595,548	1,879,747

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,377,991
Cost of units redeemed/account charges	(3,121,042)
Net investment income (loss)	30,471
Net realized gain (loss)	50,278
Realized gain distributions	246,550
Net change in unrealized appreciation (depreciation)	672,441
Net assets	$4,256,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	2,596	$4,257	1.25%	16.6%	12/31/2020	$1.66	0	$0	1.00%	16.9%	12/31/2020	$1.68	0	$0	0.75%	17.2%
12/31/2019	1.41	1,862	2,619	1.25%	23.3%	12/31/2019	1.42	0	0	1.00%	23.6%	12/31/2019	1.43	0	0	0.75%	23.9%
12/31/2018	1.14	1,320	1,505	1.25%	-9.3%	12/31/2018	1.15	0	0	1.00%	-9.0%	12/31/2018	1.16	0	0	0.75%	-8.8%
12/31/2017	1.26	533	669	1.25%	17.8%	12/31/2017	1.26	0	0	1.00%	18.1%	12/31/2017	1.27	0	0	0.75%	18.4%
12/31/2016	1.07	103	110	1.25%	6.7%	12/31/2016	1.07	0	0	1.00%	6.8%	12/31/2016	1.07	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	17.5%	12/31/2020	$1.72	0	$0	0.25%	17.8%	12/31/2020	$1.74	0	$0	0.00%	18.1%
12/31/2019	1.44	0	0	0.50%	24.3%	12/31/2019	1.46	0	0	0.25%	24.6%	12/31/2019	1.47	17	25	0.00%	24.9%
12/31/2018	1.16	0	0	0.50%	-8.6%	12/31/2018	1.17	0	0	0.25%	-8.4%	12/31/2018	1.18	6	7	0.00%	-8.1%
12/31/2017	1.27	0	0	0.50%	18.7%	12/31/2017	1.28	0	0	0.25%	19.0%	12/31/2017	1.28	1	1	0.00%	19.3%
12/31/2016	1.07	0	0	0.50%	7.2%	12/31/2016	1.07	0	0	0.25%	7.3%	12/31/2016	1.07	191	205	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.7%
2018	3.2%
2017	2.1%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund R6 Class - 06-CPK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,631,031	$1,207,199	102,462
Receivables: investments sold	-
Payables: investments purchased	(72,570)
Net assets	$1,558,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,558,461	920,206	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$1,558,461	920,206

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,277
Mortality & expense charges	(16,049)
Net investment income (loss)	2,228

Gain (loss) on investments:
Net realized gain (loss)	17,558
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	310,645
Net gain (loss)	328,203

Increase (decrease) in net assets from operations	$330,431

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,228	$(1,893)
Net realized gain (loss)	17,558	(4,036)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	310,645	199,466

Increase (decrease) in net assets from operations	330,431	193,537

Contract owner transactions:
Proceeds from units sold	269,963	518,627
Cost of units redeemed	(265,784)	(139,295)
Account charges	(2,451)	(1,632)
Increase (decrease)	1,728	377,700
Net increase (decrease)	332,159	571,237
Net assets, beginning	1,226,302	655,065
Net assets, ending	$1,558,461	$1,226,302

Units sold	207,735	435,120
Units redeemed	(184,040)	(117,850)
Net increase (decrease)	23,695	317,270
Units outstanding, beginning	896,511	579,241
Units outstanding, ending	920,206	896,511

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,698,806
Cost of units redeemed/account charges	(571,823)
Net investment income (loss)	(3,237)
Net realized gain (loss)	10,067
Realized gain distributions	816
Net change in unrealized appreciation (depreciation)	423,832
Net assets	$1,558,461

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	920	$1,558	1.25%	23.8%	12/31/2020	$1.71	0	$0	1.00%	24.1%	12/31/2020	$1.73	0	$0	0.75%	24.4%
12/31/2019	1.37	897	1,226	1.25%	21.0%	12/31/2019	1.38	0	0	1.00%	21.3%	12/31/2019	1.39	0	0	0.75%	21.6%
12/31/2018	1.13	579	655	1.25%	-19.9%	12/31/2018	1.14	0	0	1.00%	-19.7%	12/31/2018	1.14	0	0	0.75%	-19.5%
12/31/2017	1.41	106	149	1.25%	44.5%	12/31/2017	1.42	0	0	1.00%	44.9%	12/31/2017	1.42	0	0	0.75%	45.3%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	24.7%	12/31/2020	$1.76	0	$0	0.25%	25.1%	12/31/2020	$1.78	0	$0	0.00%	25.4%
12/31/2019	1.40	0	0	0.50%	21.9%	12/31/2019	1.41	0	0	0.25%	22.2%	12/31/2019	1.42	0	0	0.00%	22.5%
12/31/2018	1.15	0	0	0.50%	-19.3%	12/31/2018	1.15	0	0	0.25%	-19.1%	12/31/2018	1.16	0	0	0.00%	-18.9%
12/31/2017	1.42	0	0	0.50%	45.6%	12/31/2017	1.43	0	0	0.25%	46.0%	12/31/2017	1.43	0	0	0.00%	46.4%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.0%
2018	0.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund R6 Class - 06-CPM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,708,877	$1,657,113	184,446
Receivables: investments sold	-
Payables: investments purchased	(41,478)
Net assets	$1,667,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,667,399	1,264,994	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,667,399	1,264,994

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,032
Mortality & expense charges	(15,434)
Net investment income (loss)	17,598

Gain (loss) on investments:
Net realized gain (loss)	(29,008)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	48,665
Net gain (loss)	19,657

Increase (decrease) in net assets from operations	$37,255

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,598	$1,665
Net realized gain (loss)	(29,008)	443
Realized gain distributions	-	6,911
Net change in unrealized appreciation (depreciation)	48,665	5,991

Increase (decrease) in net assets from operations	37,255	15,010

Contract owner transactions:
Proceeds from units sold	1,292,142	1,037,160
Cost of units redeemed	(654,980)	(79,289)
Account charges	(3,475)	(1,466)
Increase (decrease)	633,687	956,405
Net increase (decrease)	670,942	971,415
Net assets, beginning	996,457	25,042
Net assets, ending	$1,667,399	$996,457

Units sold	1,391,420	837,474
Units redeemed	(883,646)	(103,677)
Net increase (decrease)	507,774	733,797
Units outstanding, beginning	757,220	23,423
Units outstanding, ending	1,264,994	757,220

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,376,126
Cost of units redeemed/account charges	(760,492)
Net investment income (loss)	19,699
Net realized gain (loss)	(29,911)
Realized gain distributions	10,213
Net change in unrealized appreciation (depreciation)	51,764
Net assets	$1,667,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	1,265	$1,667	1.25%	0.2%	12/31/2020	$1.33	0	$0	1.00%	0.4%	12/31/2020	$1.35	0	$0	0.75%	0.7%
12/31/2019	1.32	757	996	1.25%	23.1%	12/31/2019	1.33	0	0	1.00%	23.4%	12/31/2019	1.34	0	0	0.75%	23.7%
12/31/2018	1.07	23	25	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.1%	12/31/2018	1.08	0	0	0.75%	-4.9%
12/31/2017	1.13	23	26	1.25%	12.4%	12/31/2017	1.13	0	0	1.00%	12.7%	12/31/2017	1.14	0	0	0.75%	13.0%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.5%	12/31/2016	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	0.9%	12/31/2020	$1.37	0	$0	0.25%	1.2%	12/31/2020	$1.39	0	$0	0.00%	1.4%
12/31/2019	1.35	0	0	0.50%	24.0%	12/31/2019	1.36	0	0	0.25%	24.3%	12/31/2019	1.37	0	0	0.00%	24.6%
12/31/2018	1.09	0	0	0.50%	-4.6%	12/31/2018	1.09	0	0	0.25%	-4.4%	12/31/2018	1.10	0	0	0.00%	-4.2%
12/31/2017	1.14	0	0	0.50%	13.3%	12/31/2017	1.14	0	0	0.25%	13.5%	12/31/2017	1.14	0	0	0.00%	13.8%
12/31/2016	1.01	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.6%
2018	2.3%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Growth Fund R6 Class - 06-CPN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,931	$131,445	3,663
Receivables: investments sold	463
Payables: investments purchased	-
Net assets	$174,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$174,394	77,761	$2.24
Band 100	-	-	2.27
Band 75	-	-	2.29
Band 50	-	-	2.31
Band 25	-	-	2.34
Band 0	-	-	2.36
Total	$174,394	77,761

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$229
Mortality & expense charges	(1,728)
Net investment income (loss)	(1,499)

Gain (loss) on investments:
Net realized gain (loss)	180
Realized gain distributions	8,287
Net change in unrealized appreciation (depreciation)	35,916
Net gain (loss)	44,383

Increase (decrease) in net assets from operations	$42,884

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,499)	$(946)
Net realized gain (loss)	180	(99)
Realized gain distributions	8,287	6,772
Net change in unrealized appreciation (depreciation)	35,916	32,907

Increase (decrease) in net assets from operations	42,884	38,634

Contract owner transactions:
Proceeds from units sold	13,319	12,684
Cost of units redeemed	-	(47,859)
Account charges	(458)	(469)
Increase (decrease)	12,861	(35,644)
Net increase (decrease)	55,745	2,990
Net assets, beginning	118,649	115,659
Net assets, ending	$174,394	$118,649

Units sold	7,118	8,554
Units redeemed	(242)	(30,407)
Net increase (decrease)	6,876	(21,853)
Units outstanding, beginning	70,885	92,738
Units outstanding, ending	77,761	70,885

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$217,821
Cost of units redeemed/account charges	(111,753)
Net investment income (loss)	(2,880)
Net realized gain (loss)	30
Realized gain distributions	28,690
Net change in unrealized appreciation (depreciation)	42,486
Net assets	$174,394

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.24	78	$174	1.25%	34.0%	12/31/2020	$2.27	0	$0	1.00%	34.3%	12/31/2020	$2.29	0	$0	0.75%	34.7%
12/31/2019	1.67	71	119	1.25%	34.2%	12/31/2019	1.69	0	0	1.00%	34.5%	12/31/2019	1.70	0	0	0.75%	34.9%
12/31/2018	1.25	93	116	1.25%	-2.5%	12/31/2018	1.25	0	0	1.00%	-2.3%	12/31/2018	1.26	0	0	0.75%	-2.0%
12/31/2017	1.28	0	0	1.25%	29.0%	12/31/2017	1.28	0	0	1.00%	29.3%	12/31/2017	1.29	0	0	0.75%	29.6%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	0	$0	0.50%	35.0%	12/31/2020	$2.34	0	$0	0.25%	35.3%	12/31/2020	$2.36	0	$0	0.00%	35.7%
12/31/2019	1.71	0	0	0.50%	35.2%	12/31/2019	1.73	0	0	0.25%	35.6%	12/31/2019	1.74	0	0	0.00%	35.9%
12/31/2018	1.27	0	0	0.50%	-1.8%	12/31/2018	1.27	0	0	0.25%	-1.5%	12/31/2018	1.28	0	0	0.00%	-1.3%
12/31/2017	1.29	0	0	0.50%	29.9%	12/31/2017	1.29	0	0	0.25%	30.3%	12/31/2017	1.30	0	0	0.00%	30.6%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.7%
2018	1.2%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund R6 Class - 06-CPP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,039,010	$1,725,980	69,885
Receivables: investments sold	-
Payables: investments purchased	(1,152)
Net assets	$2,037,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,037,858	969,840	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.19
Band 0	-	-	2.21
Total	$2,037,858	969,840

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(17,083)
Net investment income (loss)	(17,083)

Gain (loss) on investments:
Net realized gain (loss)	44,201
Realized gain distributions	219,884
Net change in unrealized appreciation (depreciation)	307,514
Net gain (loss)	571,599

Increase (decrease) in net assets from operations	$554,516

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,083)	$(16,442)
Net realized gain (loss)	44,201	(59,918)
Realized gain distributions	219,884	110,952
Net change in unrealized appreciation (depreciation)	307,514	388,485

Increase (decrease) in net assets from operations	554,516	423,077

Contract owner transactions:
Proceeds from units sold	539,998	168,270
Cost of units redeemed	(257,747)	(730,594)
Account charges	(1,230)	(1,114)
Increase (decrease)	281,021	(563,438)
Net increase (decrease)	835,537	(140,361)
Net assets, beginning	1,202,321	1,342,682
Net assets, ending	$2,037,858	$1,202,321

Units sold	307,365	127,189
Units redeemed	(145,676)	(530,449)
Net increase (decrease)	161,689	(403,260)
Units outstanding, beginning	808,151	1,211,411
Units outstanding, ending	969,840	808,151

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,456,871
Cost of units redeemed/account charges	(1,246,493)
Net investment income (loss)	(45,058)
Net realized gain (loss)	(12,113)
Realized gain distributions	571,621
Net change in unrealized appreciation (depreciation)	313,030
Net assets	$2,037,858

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	970	$2,038	1.25%	41.2%	12/31/2020	$2.12	0	$0	1.00%	41.6%	12/31/2020	$2.14	0	$0	0.75%	41.9%
12/31/2019	1.49	808	1,202	1.25%	34.2%	12/31/2019	1.50	0	0	1.00%	34.6%	12/31/2019	1.51	0	0	0.75%	34.9%
12/31/2018	1.11	1,211	1,343	1.25%	-6.0%	12/31/2018	1.11	0	0	1.00%	-5.8%	12/31/2018	1.12	0	0	0.75%	-5.5%
12/31/2017	1.18	349	412	1.25%	20.8%	12/31/2017	1.18	0	0	1.00%	21.1%	12/31/2017	1.19	0	0	0.75%	21.4%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	0	$0	0.50%	42.3%	12/31/2020	$2.19	0	$0	0.25%	42.7%	12/31/2020	$2.21	0	$0	0.00%	43.0%
12/31/2019	1.52	0	0	0.50%	35.2%	12/31/2019	1.53	0	0	0.25%	35.6%	12/31/2019	1.55	0	0	0.00%	35.9%
12/31/2018	1.13	0	0	0.50%	-5.3%	12/31/2018	1.13	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.19	0	0	0.50%	21.7%	12/31/2017	1.19	0	0	0.25%	22.0%	12/31/2017	1.19	0	0	0.00%	22.3%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio R6 Class - 06-CPT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,236,033	$13,162,547	1,168,645
Receivables: investments sold	-
Payables: investments purchased	(112,147)
Net assets	$13,123,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,123,886	9,820,026	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$13,123,886	9,820,026

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$239,515
Mortality & expense charges	(138,256)
Net investment income (loss)	101,259

Gain (loss) on investments:
Net realized gain (loss)	(36,519)
Realized gain distributions	833,328
Net change in unrealized appreciation (depreciation)	329,415
Net gain (loss)	1,126,224

Increase (decrease) in net assets from operations	$1,227,483

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$101,259	$111,823
Net realized gain (loss)	(36,519)	(149,191)
Realized gain distributions	833,328	645,946
Net change in unrealized appreciation (depreciation)	329,415	301,140

Increase (decrease) in net assets from operations	1,227,483	909,718

Contract owner transactions:
Proceeds from units sold	5,315,703	7,370,368
Cost of units redeemed	(2,185,243)	(3,310,138)
Account charges	(9,122)	(5,477)
Increase (decrease)	3,121,338	4,054,753
Net increase (decrease)	4,348,821	4,964,471
Net assets, beginning	8,775,065	3,810,594
Net assets, ending	$13,123,886	$8,775,065

Units sold	4,362,850	6,441,997
Units redeemed	(1,789,063)	(2,855,758)
Net increase (decrease)	2,573,787	3,586,239
Units outstanding, beginning	7,246,239	3,660,000
Units outstanding, ending	9,820,026	7,246,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,147,930
Cost of units redeemed/account charges	(6,945,669)
Net investment income (loss)	359,257
Net realized gain (loss)	(200,594)
Realized gain distributions	1,689,476
Net change in unrealized appreciation (depreciation)	73,486
Net assets	$13,123,886

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	9,820	$13,124	1.25%	10.4%	12/31/2020	$1.35	0	$0	1.00%	10.6%	12/31/2020	$1.36	0	$0	0.75%	10.9%
12/31/2019	1.21	7,246	8,775	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.23	0	0	0.75%	16.9%
12/31/2018	1.04	3,660	3,811	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.6%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	989	1,093	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.11	0	0	0.75%	11.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	11.2%	12/31/2020	$1.39	0	$0	0.25%	11.5%	12/31/2020	$1.41	0	$0	0.00%	11.7%
12/31/2019	1.24	0	0	0.50%	17.2%	12/31/2019	1.25	0	0	0.25%	17.5%	12/31/2019	1.26	0	0	0.00%	17.8%
12/31/2018	1.06	0	0	0.50%	-5.1%	12/31/2018	1.06	0	0	0.25%	-4.9%	12/31/2018	1.07	0	0	0.00%	-4.6%
12/31/2017	1.11	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.3%	12/31/2017	1.12	0	0	0.00%	12.6%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.3%
2018	6.2%
2017	4.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio R6 Class - 06-CPV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,236,375	$14,728,252	1,258,891
Receivables: investments sold	21,387
Payables: investments purchased	-
Net assets	$15,257,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,257,762	11,121,872	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$15,257,762	11,121,872

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$238,554
Mortality & expense charges	(144,050)
Net investment income (loss)	94,504

Gain (loss) on investments:
Net realized gain (loss)	8,561
Realized gain distributions	742,559
Net change in unrealized appreciation (depreciation)	716,611
Net gain (loss)	1,467,731

Increase (decrease) in net assets from operations	$1,562,235

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,504	$66,160
Net realized gain (loss)	8,561	(79,308)
Realized gain distributions	742,559	447,140
Net change in unrealized appreciation (depreciation)	716,611	520,184

Increase (decrease) in net assets from operations	1,562,235	954,176

Contract owner transactions:
Proceeds from units sold	7,467,174	4,421,474
Cost of units redeemed	(1,253,497)	(2,994,049)
Account charges	(8,281)	(3,171)
Increase (decrease)	6,205,396	1,424,254
Net increase (decrease)	7,767,631	2,378,430
Net assets, beginning	7,490,131	5,111,701
Net assets, ending	$15,257,762	$7,490,131

Units sold	6,095,624	3,787,588
Units redeemed	(1,070,561)	(2,580,230)
Net increase (decrease)	5,025,063	1,207,358
Units outstanding, beginning	6,096,809	4,889,451
Units outstanding, ending	11,121,872	6,096,809

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,937,818
Cost of units redeemed/account charges	(5,881,401)
Net investment income (loss)	320,550
Net realized gain (loss)	(72,265)
Realized gain distributions	1,444,937
Net change in unrealized appreciation (depreciation)	508,123
Net assets	$15,257,762

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	11,122	$15,258	1.25%	11.7%	12/31/2020	$1.39	0	$0	1.00%	11.9%	12/31/2020	$1.40	0	$0	0.75%	12.2%
12/31/2019	1.23	6,097	7,490	1.25%	17.5%	12/31/2019	1.24	0	0	1.00%	17.8%	12/31/2019	1.25	0	0	0.75%	18.1%
12/31/2018	1.05	4,889	5,112	1.25%	-6.3%	12/31/2018	1.05	0	0	1.00%	-6.1%	12/31/2018	1.06	0	0	0.75%	-5.9%
12/31/2017	1.12	1,771	1,977	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.6%	12/31/2017	1.12	0	0	0.75%	12.9%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	12.5%	12/31/2020	$1.43	0	$0	0.25%	12.8%	12/31/2020	$1.44	0	$0	0.00%	13.1%
12/31/2019	1.26	0	0	0.50%	18.4%	12/31/2019	1.27	0	0	0.25%	18.7%	12/31/2019	1.28	0	0	0.00%	19.0%
12/31/2018	1.06	0	0	0.50%	-5.6%	12/31/2018	1.07	0	0	0.25%	-5.4%	12/31/2018	1.07	0	0	0.00%	-5.1%
12/31/2017	1.12	0	0	0.50%	13.2%	12/31/2017	1.13	0	0	0.25%	13.5%	12/31/2017	1.13	0	0	0.00%	13.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.4%
2018	4.8%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio R6 Class - 06-CPW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,553,533	$11,335,399	992,244
Receivables: investments sold	6,118
Payables: investments purchased	-
Net assets	$11,559,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,559,651	8,200,306	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$11,559,651	8,200,306

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$208,710
Mortality & expense charges	(113,535)
Net investment income (loss)	95,175

Gain (loss) on investments:
Net realized gain (loss)	(11,283)
Realized gain distributions	793,949
Net change in unrealized appreciation (depreciation)	422,194
Net gain (loss)	1,204,860

Increase (decrease) in net assets from operations	$1,300,035

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$95,175	$70,220
Net realized gain (loss)	(11,283)	(113,936)
Realized gain distributions	793,949	472,199
Net change in unrealized appreciation (depreciation)	422,194	282,443

Increase (decrease) in net assets from operations	1,300,035	710,926

Contract owner transactions:
Proceeds from units sold	6,285,120	5,364,039
Cost of units redeemed	(1,750,641)	(3,133,264)
Account charges	(7,511)	(3,409)
Increase (decrease)	4,526,968	2,227,366
Net increase (decrease)	5,827,003	2,938,292
Net assets, beginning	5,732,648	2,794,356
Net assets, ending	$11,559,651	$5,732,648

Units sold	5,007,950	4,615,692
Units redeemed	(1,400,744)	(2,684,139)
Net increase (decrease)	3,607,206	1,931,553
Units outstanding, beginning	4,593,100	2,661,547
Units outstanding, ending	8,200,306	4,593,100

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,251,091
Cost of units redeemed/account charges	(5,479,565)
Net investment income (loss)	262,547
Net realized gain (loss)	(123,505)
Realized gain distributions	1,430,949
Net change in unrealized appreciation (depreciation)	218,134
Net assets	$11,559,651

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	8,200	$11,560	1.25%	12.9%	12/31/2020	$1.42	0	$0	1.00%	13.2%	12/31/2020	$1.44	0	$0	0.75%	13.5%
12/31/2019	1.25	4,593	5,733	1.25%	18.9%	12/31/2019	1.26	0	0	1.00%	19.2%	12/31/2019	1.27	0	0	0.75%	19.5%
12/31/2018	1.05	2,662	2,794	1.25%	-7.0%	12/31/2018	1.06	0	0	1.00%	-6.7%	12/31/2018	1.06	0	0	0.75%	-6.5%
12/31/2017	1.13	483	545	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.13	0	0	0.75%	14.1%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	13.8%	12/31/2020	$1.47	0	$0	0.25%	14.1%	12/31/2020	$1.48	0	$0	0.00%	14.4%
12/31/2019	1.28	0	0	0.50%	19.8%	12/31/2019	1.29	0	0	0.25%	20.1%	12/31/2019	1.30	0	0	0.00%	20.4%
12/31/2018	1.07	0	0	0.50%	-6.3%	12/31/2018	1.07	0	0	0.25%	-6.0%	12/31/2018	1.08	0	0	0.00%	-5.8%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.14	0	0	0.00%	14.9%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	3.2%
2018	6.3%
2017	4.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio R6 Class - 06-CPX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,508,914	$13,846,754	1,146,385
Receivables: investments sold	-
Payables: investments purchased	(64,452)
Net assets	$14,444,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,444,462	9,962,021	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$14,444,462	9,962,021

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$205,021
Mortality & expense charges	(134,459)
Net investment income (loss)	70,562

Gain (loss) on investments:
Net realized gain (loss)	(27,080)
Realized gain distributions	820,621
Net change in unrealized appreciation (depreciation)	846,427
Net gain (loss)	1,639,968

Increase (decrease) in net assets from operations	$1,710,530

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,562	$62,961
Net realized gain (loss)	(27,080)	(113,049)
Realized gain distributions	820,621	509,021
Net change in unrealized appreciation (depreciation)	846,427	535,798

Increase (decrease) in net assets from operations	1,710,530	994,731

Contract owner transactions:
Proceeds from units sold	6,349,123	5,084,895
Cost of units redeemed	(911,684)	(3,130,410)
Account charges	(9,082)	(3,169)
Increase (decrease)	5,428,357	1,951,316
Net increase (decrease)	7,138,887	2,946,047
Net assets, beginning	7,305,575	4,359,528
Net assets, ending	$14,444,462	$7,305,575

Units sold	4,949,055	4,256,119
Units redeemed	(736,178)	(2,630,634)
Net increase (decrease)	4,212,877	1,625,485
Units outstanding, beginning	5,749,144	4,123,659
Units outstanding, ending	9,962,021	5,749,144

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,348,064
Cost of units redeemed/account charges	(4,280,803)
Net investment income (loss)	259,317
Net realized gain (loss)	(136,384)
Realized gain distributions	1,592,108
Net change in unrealized appreciation (depreciation)	662,160
Net assets	$14,444,462

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	9,962	$14,444	1.25%	14.1%	12/31/2020	$1.46	0	$0	1.00%	14.4%	12/31/2020	$1.48	0	$0	0.75%	14.7%
12/31/2019	1.27	5,749	7,306	1.25%	20.2%	12/31/2019	1.28	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.06	4,124	4,360	1.25%	-7.4%	12/31/2018	1.06	0	0	1.00%	-7.1%	12/31/2018	1.07	0	0	0.75%	-6.9%
12/31/2017	1.14	1,213	1,385	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.4%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	15.0%	12/31/2020	$1.51	0	$0	0.25%	15.3%	12/31/2020	$1.53	0	$0	0.00%	15.5%
12/31/2019	1.30	0	0	0.50%	21.1%	12/31/2019	1.31	0	0	0.25%	21.4%	12/31/2019	1.32	0	0	0.00%	21.7%
12/31/2018	1.07	0	0	0.50%	-6.7%	12/31/2018	1.08	0	0	0.25%	-6.4%	12/31/2018	1.08	0	0	0.00%	-6.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.16	0	0	0.00%	16.3%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.5%
2018	4.9%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio R6 Class - 06-CPY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,318,413	$10,016,361	866,269
Receivables: investments sold	-
Payables: investments purchased	(1,140)
Net assets	$10,317,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,317,273	6,924,460	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$10,317,273	6,924,460

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$165,879
Mortality & expense charges	(95,878)
Net investment income (loss)	70,001

Gain (loss) on investments:
Net realized gain (loss)	(79,064)
Realized gain distributions	775,203
Net change in unrealized appreciation (depreciation)	516,712
Net gain (loss)	1,212,851

Increase (decrease) in net assets from operations	$1,282,852

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,001	$55,425
Net realized gain (loss)	(79,064)	(147,831)
Realized gain distributions	775,203	493,607
Net change in unrealized appreciation (depreciation)	516,712	379,755

Increase (decrease) in net assets from operations	1,282,852	780,956

Contract owner transactions:
Proceeds from units sold	4,920,225	3,405,569
Cost of units redeemed	(915,215)	(2,124,649)
Account charges	(7,277)	(3,120)
Increase (decrease)	3,997,733	1,277,800
Net increase (decrease)	5,280,585	2,058,756
Net assets, beginning	5,036,688	2,977,932
Net assets, ending	$10,317,273	$5,036,688

Units sold	3,767,597	2,868,430
Units redeemed	(741,701)	(1,773,512)
Net increase (decrease)	3,025,896	1,094,918
Units outstanding, beginning	3,898,564	2,803,646
Units outstanding, ending	6,924,460	3,898,564

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,043,959
Cost of units redeemed/account charges	(3,544,407)
Net investment income (loss)	228,553
Net realized gain (loss)	(218,167)
Realized gain distributions	1,505,283
Net change in unrealized appreciation (depreciation)	302,052
Net assets	$10,317,273

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	6,924	$10,317	1.25%	15.3%	12/31/2020	$1.51	0	$0	1.00%	15.6%	12/31/2020	$1.52	0	$0	0.75%	15.9%
12/31/2019	1.29	3,899	5,037	1.25%	21.6%	12/31/2019	1.30	0	0	1.00%	21.9%	12/31/2019	1.31	0	0	0.75%	22.2%
12/31/2018	1.06	2,804	2,978	1.25%	-8.0%	12/31/2018	1.07	0	0	1.00%	-7.8%	12/31/2018	1.07	0	0	0.75%	-7.6%
12/31/2017	1.15	711	821	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	16.2%	12/31/2020	$1.55	0	$0	0.25%	16.5%	12/31/2020	$1.57	0	$0	0.00%	16.8%
12/31/2019	1.32	0	0	0.50%	22.5%	12/31/2019	1.33	0	0	0.25%	22.9%	12/31/2019	1.34	0	0	0.00%	23.2%
12/31/2018	1.08	0	0	0.50%	-7.3%	12/31/2018	1.08	0	0	0.25%	-7.1%	12/31/2018	1.09	0	0	0.00%	-6.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	0	0	0.00%	17.8%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.9%
2018	5.8%
2017	4.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio R6 Class - 06-CRC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,162,440	$6,667,615	536,037
Receivables: investments sold	-
Payables: investments purchased	(38,497)
Net assets	$7,123,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,123,943	4,672,173	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$7,123,943	4,672,173

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$91,602
Mortality & expense charges	(67,336)
Net investment income (loss)	24,266

Gain (loss) on investments:
Net realized gain (loss)	9,475
Realized gain distributions	422,625
Net change in unrealized appreciation (depreciation)	543,019
Net gain (loss)	975,119

Increase (decrease) in net assets from operations	$999,385

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,266	$20,578
Net realized gain (loss)	9,475	(111,585)
Realized gain distributions	422,625	247,832
Net change in unrealized appreciation (depreciation)	543,019	416,363

Increase (decrease) in net assets from operations	999,385	573,188

Contract owner transactions:
Proceeds from units sold	3,648,414	2,572,332
Cost of units redeemed	(914,680)	(2,236,515)
Account charges	(6,458)	(2,570)
Increase (decrease)	2,727,276	333,247
Net increase (decrease)	3,726,661	906,435
Net assets, beginning	3,397,282	2,490,847
Net assets, ending	$7,123,943	$3,397,282

Units sold	2,765,821	2,113,247
Units redeemed	(688,871)	(1,855,351)
Net increase (decrease)	2,076,950	257,896
Units outstanding, beginning	2,595,223	2,337,327
Units outstanding, ending	4,672,173	2,595,223

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,244,444
Cost of units redeemed/account charges	(3,452,889)
Net investment income (loss)	110,918
Net realized gain (loss)	(93,219)
Realized gain distributions	819,864
Net change in unrealized appreciation (depreciation)	494,825
Net assets	$7,123,943

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	4,672	$7,124	1.25%	16.5%	12/31/2020	$1.54	0	$0	1.00%	16.8%	12/31/2020	$1.56	0	$0	0.75%	17.1%
12/31/2019	1.31	2,595	3,397	1.25%	22.8%	12/31/2019	1.32	0	0	1.00%	23.1%	12/31/2019	1.33	0	0	0.75%	23.5%
12/31/2018	1.07	2,337	2,491	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.16	456	531	1.25%	17.5%	12/31/2017	1.17	0	0	1.00%	17.7%	12/31/2017	1.17	0	0	0.75%	18.0%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	17.4%	12/31/2020	$1.59	0	$0	0.25%	17.6%	12/31/2020	$1.60	0	$0	0.00%	17.9%
12/31/2019	1.34	0	0	0.50%	23.8%	12/31/2019	1.35	0	0	0.25%	24.1%	12/31/2019	1.36	0	0	0.00%	24.4%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.09	0	0	0.00%	-7.3%
12/31/2017	1.17	0	0	0.50%	18.3%	12/31/2017	1.18	0	0	0.25%	18.6%	12/31/2017	1.18	0	0	0.00%	18.9%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	4.9%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio R6 Class - 06-CRF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,139,962	$4,724,173	366,648
Receivables: investments sold	-
Payables: investments purchased	(6,878)
Net assets	$5,133,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,133,084	3,337,760	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$5,133,084	3,337,760

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$67,752
Mortality & expense charges	(40,177)
Net investment income (loss)	27,575

Gain (loss) on investments:
Net realized gain (loss)	(19,452)
Realized gain distributions	250,243
Net change in unrealized appreciation (depreciation)	427,925
Net gain (loss)	658,716

Increase (decrease) in net assets from operations	$686,291

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,575	$13,878
Net realized gain (loss)	(19,452)	(36,901)
Realized gain distributions	250,243	126,250
Net change in unrealized appreciation (depreciation)	427,925	214,583

Increase (decrease) in net assets from operations	686,291	317,810

Contract owner transactions:
Proceeds from units sold	2,943,785	1,256,309
Cost of units redeemed	(372,741)	(941,664)
Account charges	(4,758)	(1,464)
Increase (decrease)	2,566,286	313,181
Net increase (decrease)	3,252,577	630,991
Net assets, beginning	1,880,507	1,249,516
Net assets, ending	$5,133,084	$1,880,507

Units sold	2,223,349	1,038,483
Units redeemed	(315,561)	(780,060)
Net increase (decrease)	1,907,788	258,423
Units outstanding, beginning	1,429,972	1,171,549
Units outstanding, ending	3,337,760	1,429,972

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,629,718
Cost of units redeemed/account charges	(1,371,500)
Net investment income (loss)	73,530
Net realized gain (loss)	(54,881)
Realized gain distributions	440,428
Net change in unrealized appreciation (depreciation)	415,789
Net assets	$5,133,084

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	3,338	$5,133	1.25%	16.9%	12/31/2020	$1.55	0	$0	1.00%	17.2%	12/31/2020	$1.57	0	$0	0.75%	17.5%
12/31/2019	1.32	1,430	1,881	1.25%	23.3%	12/31/2019	1.33	0	0	1.00%	23.6%	12/31/2019	1.34	0	0	0.75%	23.9%
12/31/2018	1.07	1,172	1,250	1.25%	-8.8%	12/31/2018	1.07	0	0	1.00%	-8.6%	12/31/2018	1.08	0	0	0.75%	-8.4%
12/31/2017	1.17	194	227	1.25%	17.9%	12/31/2017	1.17	0	0	1.00%	18.2%	12/31/2017	1.18	0	0	0.75%	18.5%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	17.8%	12/31/2020	$1.60	0	$0	0.25%	18.1%	12/31/2020	$1.62	0	$0	0.00%	18.4%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.9%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.18	0	0	0.50%	18.8%	12/31/2017	1.18	0	0	0.25%	19.1%	12/31/2017	1.19	0	0	0.00%	19.4%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.3%
2018	5.2%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio R6 Class - 06-CRG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,292,765	$1,132,375	85,379
Receivables: investments sold	737
Payables: investments purchased	-
Net assets	$1,293,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,293,502	837,159	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$1,293,502	837,159

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,157
Mortality & expense charges	(10,296)
Net investment income (loss)	4,861

Gain (loss) on investments:
Net realized gain (loss)	3,856
Realized gain distributions	30,405
Net change in unrealized appreciation (depreciation)	151,607
Net gain (loss)	185,868

Increase (decrease) in net assets from operations	$190,729

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,861	$3,592
Net realized gain (loss)	3,856	4,177
Realized gain distributions	30,405	18,264
Net change in unrealized appreciation (depreciation)	151,607	23,227

Increase (decrease) in net assets from operations	190,729	49,260

Contract owner transactions:
Proceeds from units sold	782,512	484,858
Cost of units redeemed	(135,284)	(169,536)
Account charges	(2,249)	(745)
Increase (decrease)	644,979	314,577
Net increase (decrease)	835,708	363,837
Net assets, beginning	457,794	93,957
Net assets, ending	$1,293,502	$457,794

Units sold	590,614	402,446
Units redeemed	(100,081)	(143,961)
Net increase (decrease)	490,533	258,485
Units outstanding, beginning	346,626	88,141
Units outstanding, ending	837,159	346,626

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,382,582
Cost of units redeemed/account charges	(319,312)
Net investment income (loss)	10,527
Net realized gain (loss)	8,381
Realized gain distributions	50,934
Net change in unrealized appreciation (depreciation)	160,390
Net assets	$1,293,502

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	837	$1,294	1.25%	17.0%	12/31/2020	$1.56	0	$0	1.00%	17.3%	12/31/2020	$1.58	0	$0	0.75%	17.6%
12/31/2019	1.32	347	458	1.25%	23.9%	12/31/2019	1.33	0	0	1.00%	24.2%	12/31/2019	1.34	0	0	0.75%	24.5%
12/31/2018	1.07	88	94	1.25%	-9.0%	12/31/2018	1.07	0	0	1.00%	-8.8%	12/31/2018	1.08	0	0	0.75%	-8.6%
12/31/2017	1.17	5	5	1.25%	18.2%	12/31/2017	1.17	0	0	1.00%	18.5%	12/31/2017	1.18	0	0	0.75%	18.8%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	17.9%	12/31/2020	$1.61	0	$0	0.25%	18.2%	12/31/2020	$1.63	0	$0	0.00%	18.5%
12/31/2019	1.35	0	0	0.50%	24.8%	12/31/2019	1.36	0	0	0.25%	25.1%	12/31/2019	1.37	0	0	0.00%	25.5%
12/31/2018	1.08	0	0	0.50%	-8.3%	12/31/2018	1.09	0	0	0.25%	-8.1%	12/31/2018	1.09	0	0	0.00%	-7.9%
12/31/2017	1.18	0	0	0.50%	19.1%	12/31/2017	1.18	0	0	0.25%	19.4%	12/31/2017	1.19	0	0	0.00%	19.7%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.7%
2018	5.0%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund R6 Class - 06-CRJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,822,933	$11,895,321	751,507
Receivables: investments sold	-
Payables: investments purchased	(32,274)
Net assets	$12,790,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,790,659	10,592,941	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$12,790,659	10,592,941

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$204,285
Mortality & expense charges	(136,792)
Net investment income (loss)	67,493

Gain (loss) on investments:
Net realized gain (loss)	(95,691)
Realized gain distributions	63,926
Net change in unrealized appreciation (depreciation)	221,152
Net gain (loss)	189,387

Increase (decrease) in net assets from operations	$256,880

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$67,493	$60,969
Net realized gain (loss)	(95,691)	(185,200)
Realized gain distributions	63,926	-
Net change in unrealized appreciation (depreciation)	221,152	1,974,789

Increase (decrease) in net assets from operations	256,880	1,850,558

Contract owner transactions:
Proceeds from units sold	4,858,889	6,068,041
Cost of units redeemed	(3,606,769)	(1,994,756)
Account charges	(13,713)	(11,101)
Increase (decrease)	1,238,407	4,062,184
Net increase (decrease)	1,495,287	5,912,742
Net assets, beginning	11,295,372	5,382,630
Net assets, ending	$12,790,659	$11,295,372

Units sold	4,798,117	5,533,620
Units redeemed	(3,625,224)	(1,846,165)
Net increase (decrease)	1,172,893	3,687,455
Units outstanding, beginning	9,420,048	5,732,593
Units outstanding, ending	10,592,941	9,420,048

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,422,980
Cost of units redeemed/account charges	(9,141,751)
Net investment income (loss)	162,600
Net realized gain (loss)	(268,709)
Realized gain distributions	687,927
Net change in unrealized appreciation (depreciation)	927,612
Net assets	$12,790,659

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	10,593	$12,791	1.25%	0.7%	12/31/2020	$1.22	0	$0	1.00%	1.0%	12/31/2020	$1.23	0	$0	0.75%	1.2%
12/31/2019	1.20	9,420	11,295	1.25%	27.7%	12/31/2019	1.21	0	0	1.00%	28.0%	12/31/2019	1.22	0	0	0.75%	28.3%
12/31/2018	0.94	5,733	5,383	1.25%	-13.7%	12/31/2018	0.94	0	0	1.00%	-13.5%	12/31/2018	0.95	0	0	0.75%	-13.3%
12/31/2017	1.09	1,212	1,320	1.25%	10.6%	12/31/2017	1.09	0	0	1.00%	10.9%	12/31/2017	1.09	0	0	0.75%	11.1%
12/31/2016	0.98	0	0	1.25%	-1.6%	12/31/2016	0.98	0	0	1.00%	-1.5%	12/31/2016	0.98	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	1.5%	12/31/2020	$1.26	0	$0	0.25%	1.7%	12/31/2020	$1.27	0	$0	0.00%	2.0%
12/31/2019	1.23	0	0	0.50%	28.7%	12/31/2019	1.24	0	0	0.25%	29.0%	12/31/2019	1.25	0	0	0.00%	29.3%
12/31/2018	0.95	0	0	0.50%	-13.1%	12/31/2018	0.96	0	0	0.25%	-12.9%	12/31/2018	0.96	0	0	0.00%	-12.7%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.10	0	0	0.25%	11.7%	12/31/2017	1.10	0	0	0.00%	12.0%
12/31/2016	0.98	0	0	0.50%	-1.5%	12/31/2016	0.99	0	0	0.25%	-1.5%	12/31/2016	0.99	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	1.9%
2018	1.4%
2017	5.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund R6 Class - 06-CRK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$326,133	$339,365	12,122
Receivables: investments sold	930
Payables: investments purchased	-
Net assets	$327,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,063	281,703	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$327,063	281,703

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,137
Mortality & expense charges	(4,463)
Net investment income (loss)	2,674

Gain (loss) on investments:
Net realized gain (loss)	(13,544)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(28,961)
Net gain (loss)	(42,505)

Increase (decrease) in net assets from operations	$(39,831)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,674	$4,957
Net realized gain (loss)	(13,544)	1,630
Realized gain distributions	-	25,251
Net change in unrealized appreciation (depreciation)	(28,961)	57,909

Increase (decrease) in net assets from operations	(39,831)	89,747

Contract owner transactions:
Proceeds from units sold	83,915	132,694
Cost of units redeemed	(134,018)	(87,676)
Account charges	(1,075)	(805)
Increase (decrease)	(51,178)	44,213
Net increase (decrease)	(91,009)	133,960
Net assets, beginning	418,072	284,112
Net assets, ending	$327,063	$418,072

Units sold	77,329	115,424
Units redeemed	(122,761)	(76,216)
Net increase (decrease)	(45,432)	39,208
Units outstanding, beginning	327,135	287,927
Units outstanding, ending	281,703	327,135

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$909,056
Cost of units redeemed/account charges	(616,492)
Net investment income (loss)	14,685
Net realized gain (loss)	(27,020)
Realized gain distributions	60,066
Net change in unrealized appreciation (depreciation)	(13,232)
Net assets	$327,063

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	282	$327	1.25%	-9.2%	12/31/2020	$1.17	0	$0	1.00%	-8.9%	12/31/2020	$1.18	0	$0	0.75%	-8.7%
12/31/2019	1.28	327	418	1.25%	29.5%	12/31/2019	1.29	0	0	1.00%	29.8%	12/31/2019	1.30	0	0	0.75%	30.2%
12/31/2018	0.99	288	284	1.25%	-5.8%	12/31/2018	0.99	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.05	509	533	1.25%	4.2%	12/31/2017	1.05	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.8%
12/31/2016	1.01	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	-8.5%	12/31/2020	$1.21	0	$0	0.25%	-8.2%	12/31/2020	$1.22	0	$0	0.00%	-8.0%
12/31/2019	1.31	0	0	0.50%	30.5%	12/31/2019	1.32	0	0	0.25%	30.8%	12/31/2019	1.33	0	0	0.00%	31.1%
12/31/2018	1.00	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.01	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	5.0%	12/31/2017	1.06	0	0	0.25%	5.3%	12/31/2017	1.06	0	0	0.00%	5.5%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.7%
2018	2.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund R6 Class - 06-CRM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,330,874	$3,584,911	477,893
Receivables: investments sold	-
Payables: investments purchased	(163,644)
Net assets	$4,167,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,083,204	3,190,826	$1.28
Band 100	-	-	1.29
Band 75	84,026	64,342	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$4,167,230	3,255,168

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,506
Mortality & expense charges	(34,732)
Net investment income (loss)	(11,226)

Gain (loss) on investments:
Net realized gain (loss)	(36,061)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	661,424
Net gain (loss)	625,363

Increase (decrease) in net assets from operations	$614,137

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,226)	$(1,244)
Net realized gain (loss)	(36,061)	(16,843)
Realized gain distributions	-	43,668
Net change in unrealized appreciation (depreciation)	661,424	184,645

Increase (decrease) in net assets from operations	614,137	210,226

Contract owner transactions:
Proceeds from units sold	1,929,351	2,330,925
Cost of units redeemed	(1,031,792)	(218,125)
Account charges	(5,156)	(1,419)
Increase (decrease)	892,403	2,111,381
Net increase (decrease)	1,506,540	2,321,607
Net assets, beginning	2,660,690	339,083
Net assets, ending	$4,167,230	$2,660,690

Units sold	2,313,412	2,062,781
Units redeemed	(1,301,499)	(196,730)
Net increase (decrease)	1,011,913	1,866,051
Units outstanding, beginning	2,243,255	377,204
Units outstanding, ending	3,255,168	2,243,255

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,769,155
Cost of units redeemed/account charges	(1,352,956)
Net investment income (loss)	(11,882)
Net realized gain (loss)	(93,503)
Realized gain distributions	110,453
Net change in unrealized appreciation (depreciation)	745,963
Net assets	$4,167,230

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	3,191	$4,083	1.25%	8.0%	12/31/2020	$1.29	0	$0	1.00%	8.2%	12/31/2020	$1.31	64	$84	0.75%	8.5%
12/31/2019	1.19	2,140	2,536	1.25%	32.2%	12/31/2019	1.19	0	0	1.00%	32.6%	12/31/2019	1.20	103	124	0.75%	32.9%
12/31/2018	0.90	267	239	1.25%	-17.8%	12/31/2018	0.90	0	0	1.00%	-17.6%	12/31/2018	0.91	111	100	0.75%	-17.4%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.5%	12/31/2017	1.10	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	8.8%	12/31/2020	$1.33	0	$0	0.25%	9.1%	12/31/2020	$1.35	0	$0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	33.2%	12/31/2019	1.22	0	0	0.25%	33.6%	12/31/2019	1.23	0	0	0.00%	33.9%
12/31/2018	0.91	0	0	0.50%	-17.2%	12/31/2018	0.91	0	0	0.25%	-17.0%	12/31/2018	0.92	0	0	0.00%	-16.7%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.6%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.7%
2018	1.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,046,456	$991,334	130,550
Receivables: investments sold	-
Payables: investments purchased	(749)
Net assets	$1,045,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,045,707	677,032	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$1,045,707	677,032

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,035
Mortality & expense charges	(12,790)
Net investment income (loss)	(1,755)

Gain (loss) on investments:
Net realized gain (loss)	(58,572)
Realized gain distributions	57,461
Net change in unrealized appreciation (depreciation)	166,202
Net gain (loss)	165,091

Increase (decrease) in net assets from operations	$163,336

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,755)	$14,523
Net realized gain (loss)	(58,572)	(72,272)
Realized gain distributions	57,461	202,556
Net change in unrealized appreciation (depreciation)	166,202	159,383

Increase (decrease) in net assets from operations	163,336	304,190

Contract owner transactions:
Proceeds from units sold	102,044	330,147
Cost of units redeemed	(598,096)	(507,207)
Account charges	(641)	(1,406)
Increase (decrease)	(496,693)	(178,466)
Net increase (decrease)	(333,357)	125,724
Net assets, beginning	1,379,064	1,253,340
Net assets, ending	$1,045,707	$1,379,064

Units sold	76,123	271,735
Units redeemed	(446,220)	(397,356)
Net increase (decrease)	(370,097)	(125,621)
Units outstanding, beginning	1,047,129	1,172,750
Units outstanding, ending	677,032	1,047,129

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,491,348
Cost of units redeemed/account charges	(5,111,128)
Net investment income (loss)	4,247
Net realized gain (loss)	178,020
Realized gain distributions	428,098
Net change in unrealized appreciation (depreciation)	55,122
Net assets	$1,045,707

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	677	$1,046	1.25%	17.3%	12/31/2020	$1.56	0	$0	1.00%	17.6%	12/31/2020	$1.58	0	$0	0.75%	17.9%
12/31/2019	1.32	1,047	1,379	1.25%	23.2%	12/31/2019	1.33	0	0	1.00%	23.5%	12/31/2019	1.34	0	0	0.75%	23.8%
12/31/2018	1.07	1,173	1,253	1.25%	-8.7%	12/31/2018	1.07	0	0	1.00%	-8.5%	12/31/2018	1.08	0	0	0.75%	-8.3%
12/31/2017	1.17	547	640	1.25%	18.1%	12/31/2017	1.17	0	0	1.00%	18.4%	12/31/2017	1.18	0	0	0.75%	18.7%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	18.2%	12/31/2020	$1.61	0	$0	0.25%	18.5%	12/31/2020	$1.62	0	$0	0.00%	18.8%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.8%
12/31/2018	1.09	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.8%	12/31/2018	1.10	0	0	0.00%	-7.6%
12/31/2017	1.18	0	0	0.50%	19.0%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.5%
2018	2.0%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,236,067	$2,237,129	332,962
Receivables: investments sold	4,769
Payables: investments purchased	-
Net assets	$2,240,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,240,836	1,544,844	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$2,240,836	1,544,844

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,333
Mortality & expense charges	(23,870)
Net investment income (loss)	2,463

Gain (loss) on investments:
Net realized gain (loss)	(25,950)
Realized gain distributions	89,171
Net change in unrealized appreciation (depreciation)	222,593
Net gain (loss)	285,814

Increase (decrease) in net assets from operations	$288,277

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,463	$12,403
Net realized gain (loss)	(25,950)	(17,635)
Realized gain distributions	89,171	209,742
Net change in unrealized appreciation (depreciation)	222,593	91,672

Increase (decrease) in net assets from operations	288,277	296,182

Contract owner transactions:
Proceeds from units sold	257,080	264,081
Cost of units redeemed	(196,346)	(127,030)
Account charges	(725)	(930)
Increase (decrease)	60,009	136,121
Net increase (decrease)	348,286	432,303
Net assets, beginning	1,892,550	1,460,247
Net assets, ending	$2,240,836	$1,892,550

Units sold	199,339	223,640
Units redeemed	(157,438)	(107,770)
Net increase (decrease)	41,901	115,870
Units outstanding, beginning	1,502,943	1,387,073
Units outstanding, ending	1,544,844	1,502,943

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,064,203
Cost of units redeemed/account charges	(3,469,305)
Net investment income (loss)	37,167
Net realized gain (loss)	116,421
Realized gain distributions	493,412
Net change in unrealized appreciation (depreciation)	(1,062)
Net assets	$2,240,836

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	1,545	$2,241	1.25%	15.2%	12/31/2020	$1.47	0	$0	1.00%	15.5%	12/31/2020	$1.48	0	$0	0.75%	15.8%
12/31/2019	1.26	1,503	1,893	1.25%	19.6%	12/31/2019	1.27	0	0	1.00%	19.9%	12/31/2019	1.28	0	0	0.75%	20.2%
12/31/2018	1.05	1,387	1,460	1.25%	-7.2%	12/31/2018	1.06	0	0	1.00%	-7.0%	12/31/2018	1.06	0	0	0.75%	-6.8%
12/31/2017	1.13	636	722	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.4%	12/31/2017	1.14	0	0	0.75%	14.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	0	$0	0.50%	16.1%	12/31/2020	$1.51	0	$0	0.25%	16.3%	12/31/2020	$1.53	0	$0	0.00%	16.6%
12/31/2019	1.29	0	0	0.50%	20.5%	12/31/2019	1.30	0	0	0.25%	20.8%	12/31/2019	1.31	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.3%	12/31/2018	1.08	0	0	0.00%	-6.1%
12/31/2017	1.14	0	0	0.50%	15.0%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.0%
2018	2.4%
2017	8.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund R6 Class - 06-CRT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,516,378	$1,756,353	31,581
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$2,516,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,516,401	981,008	$2.57
Band 100	-	-	2.59
Band 75	-	-	2.62
Band 50	-	-	2.64
Band 25	-	-	2.67
Band 0	-	-	2.70
Total	$2,516,401	981,008

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(21,097)
Net investment income (loss)	(21,097)

Gain (loss) on investments:
Net realized gain (loss)	34,372
Realized gain distributions	64,320
Net change in unrealized appreciation (depreciation)	643,531
Net gain (loss)	742,223

Increase (decrease) in net assets from operations	$721,126

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,097)	$(13,984)
Net realized gain (loss)	34,372	1,119
Realized gain distributions	64,320	48,788
Net change in unrealized appreciation (depreciation)	643,531	279,092

Increase (decrease) in net assets from operations	721,126	315,015

Contract owner transactions:
Proceeds from units sold	663,247	117,376
Cost of units redeemed	(106,123)	(131,128)
Account charges	(6,053)	(3,695)
Increase (decrease)	551,071	(17,447)
Net increase (decrease)	1,272,197	297,568
Net assets, beginning	1,244,204	946,636
Net assets, ending	$2,516,401	$1,244,204

Units sold	310,443	79,299
Units redeemed	(49,378)	(90,205)
Net increase (decrease)	261,065	(10,906)
Units outstanding, beginning	719,943	730,849
Units outstanding, ending	981,008	719,943

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,851,076
Cost of units redeemed/account charges	(273,582)
Net investment income (loss)	(37,615)
Net realized gain (loss)	34,503
Realized gain distributions	181,994
Net change in unrealized appreciation (depreciation)	760,025
Net assets	$2,516,401

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.57	981	$2,516	1.25%	48.4%	12/31/2020	$2.59	0	$0	1.00%	48.8%	12/31/2020	$2.62	0	$0	0.75%	49.2%
12/31/2019	1.73	720	1,244	1.25%	33.4%	12/31/2019	1.74	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.30	731	947	1.25%	-0.3%	12/31/2018	1.30	0	0	1.00%	0.0%	12/31/2018	1.31	0	0	0.75%	0.2%
12/31/2017	1.30	0	0	1.25%	30.8%	12/31/2017	1.30	0	0	1.00%	31.1%	12/31/2017	1.31	0	0	0.75%	31.4%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	0	$0	0.50%	49.5%	12/31/2020	$2.67	0	$0	0.25%	49.9%	12/31/2020	$2.70	0	$0	0.00%	50.3%
12/31/2019	1.77	0	0	0.50%	34.4%	12/31/2019	1.78	0	0	0.25%	34.8%	12/31/2019	1.80	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	0.5%	12/31/2018	1.32	0	0	0.25%	0.7%	12/31/2018	1.33	0	0	0.00%	1.0%
12/31/2017	1.31	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.1%	12/31/2017	1.32	0	0	0.00%	32.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,944,955	$13,814,114	1,283,445
Receivables: investments sold	-
Payables: investments purchased	(70,906)
Net assets	$13,874,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,874,049	10,671,024	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$13,874,049	10,671,024

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$199,160
Mortality & expense charges	(66,746)
Net investment income (loss)	132,414

Gain (loss) on investments:
Net realized gain (loss)	(19,180)
Realized gain distributions	723,008
Net change in unrealized appreciation (depreciation)	168,509
Net gain (loss)	872,337

Increase (decrease) in net assets from operations	$1,004,751

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$132,414	$23,511
Net realized gain (loss)	(19,180)	(20,716)
Realized gain distributions	723,008	116,924
Net change in unrealized appreciation (depreciation)	168,509	143,300

Increase (decrease) in net assets from operations	1,004,751	263,019

Contract owner transactions:
Proceeds from units sold	12,737,823	742,100
Cost of units redeemed	(1,708,082)	(742,931)
Account charges	(8,086)	(2,857)
Increase (decrease)	11,021,655	(3,688)
Net increase (decrease)	12,026,406	259,331
Net assets, beginning	1,847,643	1,588,312
Net assets, ending	$13,874,049	$1,847,643

Units sold	10,481,750	690,496
Units redeemed	(1,371,230)	(670,236)
Net increase (decrease)	9,110,520	20,260
Units outstanding, beginning	1,560,504	1,540,244
Units outstanding, ending	10,671,024	1,560,504

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,165,166
Cost of units redeemed/account charges	(3,492,322)
Net investment income (loss)	199,165
Net realized gain (loss)	(38,571)
Realized gain distributions	909,770
Net change in unrealized appreciation (depreciation)	130,841
Net assets	$13,874,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	10,671	$13,874	1.25%	9.8%	12/31/2020	$1.31	0	$0	1.00%	10.1%	12/31/2020	$1.33	0	$0	0.75%	10.4%
12/31/2019	1.18	1,561	1,848	1.25%	14.8%	12/31/2019	1.19	0	0	1.00%	15.1%	12/31/2019	1.20	0	0	0.75%	15.4%
12/31/2018	1.03	1,540	1,588	1.25%	-5.1%	12/31/2018	1.04	0	0	1.00%	-4.8%	12/31/2018	1.04	0	0	0.75%	-4.6%
12/31/2017	1.09	430	467	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	10.6%	12/31/2020	$1.35	0	$0	0.25%	10.9%	12/31/2020	$1.37	0	$0	0.00%	11.2%
12/31/2019	1.21	0	0	0.50%	15.7%	12/31/2019	1.22	0	0	0.25%	16.0%	12/31/2019	1.23	0	0	0.00%	16.3%
12/31/2018	1.05	0	0	0.50%	-4.3%	12/31/2018	1.05	0	0	0.25%	-4.1%	12/31/2018	1.06	0	0	0.00%	-3.9%
12/31/2017	1.09	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	2.8%
2018	4.8%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,002,532	$957,883	168,221
Receivables: investments sold	1,750
Payables: investments purchased	-
Net assets	$1,004,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,004,282	752,516	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,004,282	752,516

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,784
Mortality & expense charges	(11,901)
Net investment income (loss)	(117)

Gain (loss) on investments:
Net realized gain (loss)	(14,705)
Realized gain distributions	30,487
Net change in unrealized appreciation (depreciation)	99,870
Net gain (loss)	115,652

Increase (decrease) in net assets from operations	$115,535

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(117)	$7,358
Net realized gain (loss)	(14,705)	(14,068)
Realized gain distributions	30,487	70,037
Net change in unrealized appreciation (depreciation)	99,870	88,564

Increase (decrease) in net assets from operations	115,535	151,891

Contract owner transactions:
Proceeds from units sold	180,559	133,535
Cost of units redeemed	(375,863)	(252,014)
Account charges	(929)	(723)
Increase (decrease)	(196,233)	(119,202)
Net increase (decrease)	(80,698)	32,689
Net assets, beginning	1,084,980	1,052,291
Net assets, ending	$1,004,282	$1,084,980

Units sold	149,413	118,325
Units redeemed	(310,165)	(224,530)
Net increase (decrease)	(160,752)	(106,205)
Units outstanding, beginning	913,268	1,019,473
Units outstanding, ending	752,516	913,268

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,827,685
Cost of units redeemed/account charges	(1,055,452)
Net investment income (loss)	19,961
Net realized gain (loss)	(25,525)
Realized gain distributions	192,964
Net change in unrealized appreciation (depreciation)	44,649
Net assets	$1,004,282

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	753	$1,004	1.25%	12.3%	12/31/2020	$1.35	0	$0	1.00%	12.6%	12/31/2020	$1.36	0	$0	0.75%	12.9%
12/31/2019	1.19	913	1,085	1.25%	15.1%	12/31/2019	1.20	0	0	1.00%	15.4%	12/31/2019	1.21	0	0	0.75%	15.7%
12/31/2018	1.03	1,019	1,052	1.25%	-5.6%	12/31/2018	1.04	0	0	1.00%	-5.3%	12/31/2018	1.04	0	0	0.75%	-5.1%
12/31/2017	1.09	780	853	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	13.2%	12/31/2020	$1.39	0	$0	0.25%	13.5%	12/31/2020	$1.40	0	$0	0.00%	13.7%
12/31/2019	1.22	0	0	0.50%	16.0%	12/31/2019	1.22	0	0	0.25%	16.3%	12/31/2019	1.23	0	0	0.00%	16.5%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.05	0	0	0.25%	-4.6%	12/31/2018	1.06	0	0	0.00%	-4.4%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.10	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.9%
2018	2.2%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,291	$35,808	3,040
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$38,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,399	32,918	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$38,399	32,918

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$521
Mortality & expense charges	(444)
Net investment income (loss)	77

Gain (loss) on investments:
Net realized gain (loss)	11
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,038
Net gain (loss)	3,049

Increase (decrease) in net assets from operations	$3,126

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$77	$586
Net realized gain (loss)	11	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,038	(555)

Increase (decrease) in net assets from operations	3,126	31

Contract owner transactions:
Proceeds from units sold	2,466	32,784
Cost of units redeemed	-	-
Account charges	(7)	(1)
Increase (decrease)	2,459	32,783
Net increase (decrease)	5,585	32,814
Net assets, beginning	32,814	-
Net assets, ending	$38,399	$32,814

Units sold	2,205	30,720
Units redeemed	(6)	(1)
Net increase (decrease)	2,199	30,719
Units outstanding, beginning	30,719	-
Units outstanding, ending	32,918	30,719

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$35,250
Cost of units redeemed/account charges	(8)
Net investment income (loss)	663
Net realized gain (loss)	11
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,483
Net assets	$38,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	33	$38	1.25%	9.2%	12/31/2020	$1.17	0	$0	1.00%	9.5%	12/31/2020	$1.18	0	$0	0.75%	9.8%
12/31/2019	1.07	31	33	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.3%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.1%	12/31/2018	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	10.0%	12/31/2020	$1.19	0	$0	0.25%	10.3%	12/31/2020	$1.20	0	$0	0.00%	10.6%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	1.00	0	0	0.50%	0.2%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	3.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,116,223	$11,185,447	1,497,012
Receivables: investments sold	39,521
Payables: investments purchased	-
Net assets	$12,155,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,155,744	3,705,160	$3.28
Band 100	-	-	3.43
Band 75	-	-	3.58
Band 50	-	-	3.73
Band 25	-	-	3.90
Band 0	-	-	4.14
Total	$12,155,744	3,705,160

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$84,298
Mortality & expense charges	(144,992)
Net investment income (loss)	(60,694)

Gain (loss) on investments:
Net realized gain (loss)	50,443
Realized gain distributions	659,126
Net change in unrealized appreciation (depreciation)	1,204,985
Net gain (loss)	1,914,554

Increase (decrease) in net assets from operations	$1,853,860

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(60,694)	$68,327
Net realized gain (loss)	50,443	(2,087,778)
Realized gain distributions	659,126	2,231,545
Net change in unrealized appreciation (depreciation)	1,204,985	3,933,240

Increase (decrease) in net assets from operations	1,853,860	4,145,334

Contract owner transactions:
Proceeds from units sold	1,144,587	1,825,021
Cost of units redeemed	(2,873,973)	(22,590,200)
Account charges	(5,287)	(5,882)
Increase (decrease)	(1,734,673)	(20,771,061)
Net increase (decrease)	119,187	(16,625,727)
Net assets, beginning	12,036,557	28,662,284
Net assets, ending	$12,155,744	$12,036,557

Units sold	436,294	736,843
Units redeemed	(1,020,657)	(8,994,613)
Net increase (decrease)	(584,363)	(8,257,770)
Units outstanding, beginning	4,289,523	12,547,293
Units outstanding, ending	3,705,160	4,289,523

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$105,704,645
Cost of units redeemed/account charges	(123,582,241)
Net investment income (loss)	(130,887)
Net realized gain (loss)	2,148,946
Realized gain distributions	27,084,505
Net change in unrealized appreciation (depreciation)	930,776
Net assets	$12,155,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.28	3,705	$12,156	1.25%	16.9%	12/31/2020	$3.43	0	$0	1.00%	17.2%	12/31/2020	$3.58	0	$0	0.75%	17.5%
12/31/2019	2.81	4,290	12,037	1.25%	22.8%	12/31/2019	2.92	0	0	1.00%	23.1%	12/31/2019	3.04	0	0	0.75%	23.5%
12/31/2018	2.28	12,547	28,662	1.25%	-9.1%	12/31/2018	2.37	0	0	1.00%	-8.9%	12/31/2018	2.47	0	0	0.75%	-8.7%
12/31/2017	2.51	16,432	41,303	1.25%	17.8%	12/31/2017	2.60	0	0	1.00%	18.1%	12/31/2017	2.70	0	0	0.75%	18.3%
12/31/2016	2.13	24,071	51,381	1.25%	5.2%	12/31/2016	2.21	0	0	1.00%	5.5%	12/31/2016	2.28	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.73	0	$0	0.50%	17.8%	12/31/2020	$3.90	0	$0	0.25%	18.1%	12/31/2020	$4.14	0	$0	0.00%	18.4%
12/31/2019	3.17	0	0	0.50%	23.8%	12/31/2019	3.30	0	0	0.25%	24.1%	12/31/2019	3.50	0	0	0.00%	24.4%
12/31/2018	2.56	0	0	0.50%	-8.4%	12/31/2018	2.66	0	0	0.25%	-8.2%	12/31/2018	2.81	0	0	0.00%	-8.0%
12/31/2017	2.80	0	0	0.50%	18.6%	12/31/2017	2.90	0	0	0.25%	18.9%	12/31/2017	3.05	0	0	0.00%	19.2%
12/31/2016	2.36	0	0	0.50%	6.0%	12/31/2016	2.44	0	0	0.25%	6.3%	12/31/2016	2.56	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.5%
2018	1.1%
2017	1.2%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,182,176	$2,034,776	366,038
Receivables: investments sold	3,073
Payables: investments purchased	-
Net assets	$2,185,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,185,249	955,288	$2.29
Band 100	-	-	2.39
Band 75	-	-	2.49
Band 50	-	-	2.60
Band 25	-	-	2.72
Band 0	-	-	2.89
Total	$2,185,249	955,288

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,785
Mortality & expense charges	(27,152)
Net investment income (loss)	(8,367)

Gain (loss) on investments:
Net realized gain (loss)	9,235
Realized gain distributions	66,409
Net change in unrealized appreciation (depreciation)	179,535
Net gain (loss)	255,179

Increase (decrease) in net assets from operations	$246,812

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,367)	$4,226
Net realized gain (loss)	9,235	(334,389)
Realized gain distributions	66,409	162,720
Net change in unrealized appreciation (depreciation)	179,535	657,403

Increase (decrease) in net assets from operations	246,812	489,960

Contract owner transactions:
Proceeds from units sold	218,115	358,390
Cost of units redeemed	(455,667)	(5,205,353)
Account charges	(1,071)	(946)
Increase (decrease)	(238,623)	(4,847,909)
Net increase (decrease)	8,189	(4,357,949)
Net assets, beginning	2,177,060	6,535,009
Net assets, ending	$2,185,249	$2,177,060

Units sold	110,245	204,079
Units redeemed	(220,322)	(2,806,649)
Net increase (decrease)	(110,077)	(2,602,570)
Units outstanding, beginning	1,065,365	3,667,935
Units outstanding, ending	955,288	1,065,365

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,312,090
Cost of units redeemed/account charges	(42,163,975)
Net investment income (loss)	195,813
Net realized gain (loss)	436,277
Realized gain distributions	4,257,644
Net change in unrealized appreciation (depreciation)	147,400
Net assets	$2,185,249

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	955	$2,185	1.25%	11.9%	12/31/2020	$2.39	0	$0	1.00%	12.2%	12/31/2020	$2.49	0	$0	0.75%	12.5%
12/31/2019	2.04	1,065	2,177	1.25%	14.7%	12/31/2019	2.13	0	0	1.00%	15.0%	12/31/2019	2.22	0	0	0.75%	15.3%
12/31/2018	1.78	3,668	6,535	1.25%	-5.9%	12/31/2018	1.85	0	0	1.00%	-5.7%	12/31/2018	1.92	0	0	0.75%	-5.4%
12/31/2017	1.89	4,754	9,000	1.25%	9.5%	12/31/2017	1.96	0	0	1.00%	9.7%	12/31/2017	2.03	0	0	0.75%	10.0%
12/31/2016	1.73	8,014	13,862	1.25%	3.7%	12/31/2016	1.79	0	0	1.00%	4.0%	12/31/2016	1.85	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.60	0	$0	0.50%	12.8%	12/31/2020	$2.72	0	$0	0.25%	13.1%	12/31/2020	$2.89	0	$0	0.00%	13.3%
12/31/2019	2.31	0	0	0.50%	15.6%	12/31/2019	2.40	0	0	0.25%	15.8%	12/31/2019	2.55	0	0	0.00%	16.1%
12/31/2018	2.00	0	0	0.50%	-5.2%	12/31/2018	2.08	0	0	0.25%	-4.9%	12/31/2018	2.19	0	0	0.00%	-4.7%
12/31/2017	2.11	0	0	0.50%	10.3%	12/31/2017	2.18	0	0	0.25%	10.6%	12/31/2017	2.30	0	0	0.00%	10.8%
12/31/2016	1.91	0	0	0.50%	4.5%	12/31/2016	1.97	0	0	0.25%	4.8%	12/31/2016	2.08	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.0%
2018	1.6%
2017	1.2%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,464,903	$10,312,049	1,702,214
Receivables: investments sold	8,023
Payables: investments purchased	-
Net assets	$11,472,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,472,926	3,990,504	$2.88
Band 100	-	-	3.00
Band 75	-	-	3.13
Band 50	-	-	3.27
Band 25	-	-	3.42
Band 0	-	-	3.63
Total	$11,472,926	3,990,504

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$104,751
Mortality & expense charges	(139,242)
Net investment income (loss)	(34,491)

Gain (loss) on investments:
Net realized gain (loss)	139,441
Realized gain distributions	456,943
Net change in unrealized appreciation (depreciation)	1,006,576
Net gain (loss)	1,602,960

Increase (decrease) in net assets from operations	$1,568,469

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34,491)	$(103,511)
Net realized gain (loss)	139,441	(6,326,402)
Realized gain distributions	456,943	1,658,453
Net change in unrealized appreciation (depreciation)	1,006,576	10,320,970

Increase (decrease) in net assets from operations	1,568,469	5,549,510

Contract owner transactions:
Proceeds from units sold	1,056,058	4,594,435
Cost of units redeemed	(2,600,945)	(57,449,347)
Account charges	(4,305)	(14,891)
Increase (decrease)	(1,549,192)	(52,869,803)
Net increase (decrease)	19,277	(47,320,293)
Net assets, beginning	11,453,649	58,773,942
Net assets, ending	$11,472,926	$11,453,649

Units sold	474,755	2,057,262
Units redeemed	(1,056,214)	(25,441,313)
Net increase (decrease)	(581,459)	(23,384,051)
Units outstanding, beginning	4,571,963	27,956,014
Units outstanding, ending	3,990,504	4,571,963

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$230,719,186
Cost of units redeemed/account charges	(263,722,420)
Net investment income (loss)	825,802
Net realized gain (loss)	472,876
Realized gain distributions	42,024,628
Net change in unrealized appreciation (depreciation)	1,152,854
Net assets	$11,472,926

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.88	3,991	$11,473	1.25%	14.8%	12/31/2020	$3.00	0	$0	1.00%	15.1%	12/31/2020	$3.13	0	$0	0.75%	15.3%
12/31/2019	2.51	4,572	11,454	1.25%	19.2%	12/31/2019	2.61	0	0	1.00%	19.5%	12/31/2019	2.72	0	0	0.75%	19.8%
12/31/2018	2.10	27,956	58,774	1.25%	-7.5%	12/31/2018	2.18	0	0	1.00%	-7.3%	12/31/2018	2.27	0	0	0.75%	-7.1%
12/31/2017	2.27	32,675	74,284	1.25%	13.7%	12/31/2017	2.36	0	0	1.00%	14.0%	12/31/2017	2.44	0	0	0.75%	14.3%
12/31/2016	2.00	45,937	91,846	1.25%	5.0%	12/31/2016	2.07	0	0	1.00%	5.3%	12/31/2016	2.14	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.27	0	$0	0.50%	15.6%	12/31/2020	$3.42	0	$0	0.25%	15.9%	12/31/2020	$3.63	0	$0	0.00%	16.2%
12/31/2019	2.83	0	0	0.50%	20.1%	12/31/2019	2.95	0	0	0.25%	20.4%	12/31/2019	3.12	0	0	0.00%	20.7%
12/31/2018	2.36	0	0	0.50%	-6.8%	12/31/2018	2.45	0	0	0.25%	-6.6%	12/31/2018	2.59	0	0	0.00%	-6.4%
12/31/2017	2.53	0	0	0.50%	14.6%	12/31/2017	2.62	0	0	0.25%	14.8%	12/31/2017	2.76	0	0	0.00%	15.1%
12/31/2016	2.21	0	0	0.50%	5.8%	12/31/2016	2.28	0	0	0.25%	6.0%	12/31/2016	2.40	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.6%
2018	1.4%
2017	1.5%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Opp Fund Investor Class - 06-3VG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	1.25%	29.5%	12/31/2020	$1.48	0	$0	1.00%	29.8%	12/31/2020	$1.49	0	$0	0.75%	30.1%
12/31/2019	1.14	0	0	1.25%	13.8%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	30.4%	12/31/2020	$1.50	0	$0	0.25%	30.8%	12/31/2020	$1.51	0	$0	0.00%	31.1%
12/31/2019	1.15	0	0	0.50%	14.5%	12/31/2019	1.15	0	0	0.25%	14.7%	12/31/2019	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Opportunities Fund A Class - 06-3VH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,082	$38,535	3,808
Receivables: investments sold	-
Payables: investments purchased	(2,232)
Net assets	$50,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,850	34,695	$1.47
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$50,850	34,695

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(519)
Net investment income (loss)	(519)

Gain (loss) on investments:
Net realized gain (loss)	376
Realized gain distributions	1,648
Net change in unrealized appreciation (depreciation)	10,498
Net gain (loss)	12,522

Increase (decrease) in net assets from operations	$12,003

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(519)	$(69)
Net realized gain (loss)	376	14
Realized gain distributions	1,648	-
Net change in unrealized appreciation (depreciation)	10,498	4,049

Increase (decrease) in net assets from operations	12,003	3,994

Contract owner transactions:
Proceeds from units sold	3,883	36,723
Cost of units redeemed	(4,434)	(1,316)
Account charges	(2)	(1)
Increase (decrease)	(553)	35,406
Net increase (decrease)	11,450	39,400
Net assets, beginning	39,400	-
Net assets, ending	$50,850	$39,400

Units sold	3,419	35,919
Units redeemed	(3,442)	(1,201)
Net increase (decrease)	(23)	34,718
Units outstanding, beginning	34,718	-
Units outstanding, ending	34,695	34,718

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$40,606
Cost of units redeemed/account charges	(5,753)
Net investment income (loss)	(588)
Net realized gain (loss)	390
Realized gain distributions	1,648
Net change in unrealized appreciation (depreciation)	14,547
Net assets	$50,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	35	$51	1.25%	29.1%	12/31/2020	$1.47	0	$0	1.00%	29.5%	12/31/2020	$1.48	0	$0	0.75%	29.8%
12/31/2019	1.13	35	39	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	30.1%	12/31/2020	$1.49	0	$0	0.25%	30.4%	12/31/2020	$1.50	0	$0	0.00%	30.8%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.5%	12/31/2019	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R4 Class - 06-207
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,059,567	$3,098,023	104,805
Receivables: investments sold	-
Payables: investments purchased	(1,490)
Net assets	$4,058,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,058,077	1,251,041	$3.24
Band 100	-	-	3.36
Band 75	-	-	3.48
Band 50	-	-	3.61
Band 25	-	-	3.74
Band 0	-	-	3.87
Total	$4,058,077	1,251,041

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,606
Mortality & expense charges	(45,007)
Net investment income (loss)	(38,401)

Gain (loss) on investments:
Net realized gain (loss)	1,789,863
Realized gain distributions	149,183
Net change in unrealized appreciation (depreciation)	(946,540)
Net gain (loss)	992,506

Increase (decrease) in net assets from operations	$954,105

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,401)	$(24,093)
Net realized gain (loss)	1,789,863	842,165
Realized gain distributions	149,183	560,226
Net change in unrealized appreciation (depreciation)	(946,540)	2,051,862

Increase (decrease) in net assets from operations	954,105	3,430,160

Contract owner transactions:
Proceeds from units sold	567,200	819,195
Cost of units redeemed	(10,151,548)	(6,207,398)
Account charges	(5,451)	(5,610)
Increase (decrease)	(9,589,799)	(5,393,813)
Net increase (decrease)	(8,635,694)	(1,963,653)
Net assets, beginning	12,693,771	14,657,424
Net assets, ending	$4,058,077	$12,693,771

Units sold	229,377	330,515
Units redeemed	(3,159,561)	(2,365,191)
Net increase (decrease)	(2,930,184)	(2,034,676)
Units outstanding, beginning	4,181,225	6,215,901
Units outstanding, ending	1,251,041	4,181,225

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$41,285,234
Cost of units redeemed/account charges	(50,406,334)
Net investment income (loss)	(724,679)
Net realized gain (loss)	6,395,494
Realized gain distributions	6,546,818
Net change in unrealized appreciation (depreciation)	961,544
Net assets	$4,058,077

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.24	1,251	$4,058	1.25%	19.9%	12/31/2020	$3.36	0	$0	1.00%	20.2%	12/31/2020	$3.48	0	$0	0.75%	20.5%
12/31/2019	2.71	1,340	3,626	1.25%	24.7%	12/31/2019	2.80	0	0	1.00%	25.0%	12/31/2019	2.89	0	0	0.75%	25.3%
12/31/2018	2.17	2,942	6,385	1.25%	-3.2%	12/31/2018	2.24	0	0	1.00%	-2.9%	12/31/2018	2.31	0	0	0.75%	-2.7%
12/31/2017	2.24	7,172	16,072	1.25%	20.5%	12/31/2017	2.30	0	0	1.00%	20.8%	12/31/2017	2.37	0	0	0.75%	21.1%
12/31/2016	1.86	7,847	14,597	1.25%	7.7%	12/31/2016	1.91	0	0	1.00%	7.9%	12/31/2016	1.96	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.61	0	$0	0.50%	20.8%	12/31/2020	$3.74	0	$0	0.25%	21.1%	12/31/2020	$3.87	0	$0	0.00%	21.4%
12/31/2019	2.99	0	0	0.50%	25.7%	12/31/2019	3.09	0	0	0.25%	26.0%	12/31/2019	3.19	2,841	9,068	0.00%	26.3%
12/31/2018	2.38	0	0	0.50%	-2.4%	12/31/2018	2.45	0	0	0.25%	-2.2%	12/31/2018	2.53	3,274	8,273	0.00%	-1.9%
12/31/2017	2.44	0	0	0.50%	21.4%	12/31/2017	2.51	0	0	0.25%	21.7%	12/31/2017	2.58	3,579	9,223	0.00%	22.0%
12/31/2016	2.01	0	0	0.50%	8.5%	12/31/2016	2.06	0	0	0.25%	8.7%	12/31/2016	2.11	3,879	8,197	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.4%
2018	0.4%
2017	0.4%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R3 Class - 06-182
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,513,740	$1,956,537	66,802
Receivables: investments sold	55
Payables: investments purchased	-
Net assets	$2,513,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,008,331	620,485	$3.24
Band 100	505,464	150,415	3.36
Band 75	-	-	3.49
Band 50	-	-	3.62
Band 25	-	-	3.76
Band 0	-	-	3.90
Total	$2,513,795	770,900

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(32,047)
Net investment income (loss)	(32,047)

Gain (loss) on investments:
Net realized gain (loss)	162,387
Realized gain distributions	105,477
Net change in unrealized appreciation (depreciation)	188,605
Net gain (loss)	456,469

Increase (decrease) in net assets from operations	$424,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,047)	$(34,692)
Net realized gain (loss)	162,387	133,030
Realized gain distributions	105,477	144,893
Net change in unrealized appreciation (depreciation)	188,605	552,870

Increase (decrease) in net assets from operations	424,422	796,101

Contract owner transactions:
Proceeds from units sold	218,869	450,848
Cost of units redeemed	(1,337,742)	(2,020,275)
Account charges	(865)	(1,943)
Increase (decrease)	(1,119,738)	(1,571,370)
Net increase (decrease)	(695,316)	(775,269)
Net assets, beginning	3,209,111	3,984,380
Net assets, ending	$2,513,795	$3,209,111

Units sold	81,299	190,598
Units redeemed	(488,816)	(833,673)
Net increase (decrease)	(407,517)	(643,075)
Units outstanding, beginning	1,178,417	1,821,492
Units outstanding, ending	770,900	1,178,417

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,208,360
Cost of units redeemed/account charges	(11,972,057)
Net investment income (loss)	(262,688)
Net realized gain (loss)	1,179,615
Realized gain distributions	1,803,362
Net change in unrealized appreciation (depreciation)	557,203
Net assets	$2,513,795

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.24	620	$2,008	1.25%	19.5%	12/31/2020	$3.36	150	$505	1.00%	19.8%	12/31/2020	$3.49	0	$0	0.75%	20.1%
12/31/2019	2.71	994	2,693	1.25%	24.3%	12/31/2019	2.80	184	516	1.00%	24.6%	12/31/2019	2.90	0	0	0.75%	25.0%
12/31/2018	2.18	1,588	3,458	1.25%	-3.4%	12/31/2018	2.25	234	526	1.00%	-3.2%	12/31/2018	2.32	0	0	0.75%	-2.9%
12/31/2017	2.26	1,459	3,291	1.25%	20.1%	12/31/2017	2.32	306	711	1.00%	20.4%	12/31/2017	2.40	0	0	0.75%	20.7%
12/31/2016	1.88	1,730	3,249	1.25%	7.3%	12/31/2016	1.93	371	716	1.00%	7.6%	12/31/2016	1.98	0	0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.62	0	$0	0.50%	20.4%	12/31/2020	$3.76	0	$0	0.25%	20.7%	12/31/2020	$3.90	0	$0	0.00%	21.0%
12/31/2019	3.01	0	0	0.50%	25.3%	12/31/2019	3.11	0	0	0.25%	25.6%	12/31/2019	3.23	0	0	0.00%	25.9%
12/31/2018	2.40	0	0	0.50%	-2.7%	12/31/2018	2.48	0	0	0.25%	-2.5%	12/31/2018	2.56	0	0	0.00%	-2.2%
12/31/2017	2.47	0	0	0.50%	21.0%	12/31/2017	2.54	0	0	0.25%	21.3%	12/31/2017	2.62	0	0	0.00%	21.6%
12/31/2016	2.04	0	0	0.50%	8.1%	12/31/2016	2.10	0	0	0.25%	8.4%	12/31/2016	2.15	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.3%
2017	0.1%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R4 Class - 06-446
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,013,900	$34,807,670	1,332,116
Receivables: investments sold	136,097
Payables: investments purchased	-
Net assets	$40,149,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,149,997	15,803,427	$2.54
Band 100	-	-	2.61
Band 75	-	-	2.68
Band 50	-	-	2.76
Band 25	-	-	2.84
Band 0	-	-	2.92
Total	$40,149,997	15,803,427

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$516,461
Mortality & expense charges	(469,222)
Net investment income (loss)	47,239

Gain (loss) on investments:
Net realized gain (loss)	743,344
Realized gain distributions	1,182,496
Net change in unrealized appreciation (depreciation)	1,526,428
Net gain (loss)	3,452,268

Increase (decrease) in net assets from operations	$3,499,507

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,239	$312,569
Net realized gain (loss)	743,344	1,457,507
Realized gain distributions	1,182,496	979,999
Net change in unrealized appreciation (depreciation)	1,526,428	5,146,906

Increase (decrease) in net assets from operations	3,499,507	7,896,981

Contract owner transactions:
Proceeds from units sold	7,593,599	7,589,857
Cost of units redeemed	(11,152,624)	(25,208,151)
Account charges	(39,296)	(48,496)
Increase (decrease)	(3,598,321)	(17,666,790)
Net increase (decrease)	(98,814)	(9,769,809)
Net assets, beginning	40,248,811	50,018,620
Net assets, ending	$40,149,997	$40,248,811

Units sold	3,577,223	3,547,777
Units redeemed	(5,116,852)	(11,565,185)
Net increase (decrease)	(1,539,629)	(8,017,408)
Units outstanding, beginning	17,343,056	25,360,464
Units outstanding, ending	15,803,427	17,343,056

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$148,179,708
Cost of units redeemed/account charges	(132,305,785)
Net investment income (loss)	1,522,570
Net realized gain (loss)	7,225,674
Realized gain distributions	10,321,600
Net change in unrealized appreciation (depreciation)	5,206,230
Net assets	$40,149,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	15,803	$40,150	1.25%	9.5%	12/31/2020	$2.61	0	$0	1.00%	9.7%	12/31/2020	$2.68	0	$0	0.75%	10.0%
12/31/2019	2.32	17,343	40,249	1.25%	17.7%	12/31/2019	2.38	0	0	1.00%	18.0%	12/31/2019	2.44	0	0	0.75%	18.3%
12/31/2018	1.97	25,360	50,019	1.25%	-4.0%	12/31/2018	2.02	0	0	1.00%	-3.7%	12/31/2018	2.06	0	0	0.75%	-3.5%
12/31/2017	2.05	29,926	61,474	1.25%	14.0%	12/31/2017	2.10	0	0	1.00%	14.3%	12/31/2017	2.14	0	0	0.75%	14.6%
12/31/2016	1.80	34,532	62,223	1.25%	7.2%	12/31/2016	1.83	0	0	1.00%	7.4%	12/31/2016	1.87	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.76	0	$0	0.50%	10.3%	12/31/2020	$2.84	0	$0	0.25%	10.6%	12/31/2020	$2.92	0	$0	0.00%	10.8%
12/31/2019	2.50	0	0	0.50%	18.6%	12/31/2019	2.57	0	0	0.25%	18.8%	12/31/2019	2.63	0	0	0.00%	19.1%
12/31/2018	2.11	0	0	0.50%	-3.3%	12/31/2018	2.16	0	0	0.25%	-3.0%	12/31/2018	2.21	0	0	0.00%	-2.8%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.23	0	0	0.25%	15.1%	12/31/2017	2.27	0	0	0.00%	15.4%
12/31/2016	1.90	0	0	0.50%	8.0%	12/31/2016	1.93	0	0	0.25%	8.2%	12/31/2016	1.97	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.0%
2018	1.9%
2017	1.8%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R3 Class - 06-447
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,758,921	$14,919,720	559,280
Receivables: investments sold	36,281
Payables: investments purchased	-
Net assets	$16,795,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,959,476	5,678,834	$2.46
Band 100	1,609,141	636,787	2.53
Band 75	-	-	2.60
Band 50	1,170,954	438,508	2.67
Band 25	-	-	2.75
Band 0	55,631	19,715	2.82
Total	$16,795,202	6,773,844

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$164,064
Mortality & expense charges	(175,528)
Net investment income (loss)	(11,464)

Gain (loss) on investments:
Net realized gain (loss)	200,066
Realized gain distributions	494,257
Net change in unrealized appreciation (depreciation)	720,387
Net gain (loss)	1,414,710

Increase (decrease) in net assets from operations	$1,403,246

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,464)	$69,106
Net realized gain (loss)	200,066	90,574
Realized gain distributions	494,257	332,002
Net change in unrealized appreciation (depreciation)	720,387	2,041,313

Increase (decrease) in net assets from operations	1,403,246	2,532,995

Contract owner transactions:
Proceeds from units sold	3,147,586	3,390,770
Cost of units redeemed	(3,919,343)	(6,727,284)
Account charges	(9,031)	(9,831)
Increase (decrease)	(780,788)	(3,346,345)
Net increase (decrease)	622,458	(813,350)
Net assets, beginning	16,172,744	16,986,094
Net assets, ending	$16,795,202	$16,172,744

Units sold	1,430,870	2,234,728
Units redeemed	(1,778,100)	(3,858,937)
Net increase (decrease)	(347,230)	(1,624,209)
Units outstanding, beginning	7,121,074	8,745,283
Units outstanding, ending	6,773,844	7,121,074

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$59,535,098
Cost of units redeemed/account charges	(51,546,863)
Net investment income (loss)	218,711
Net realized gain (loss)	3,225,230
Realized gain distributions	3,523,825
Net change in unrealized appreciation (depreciation)	1,839,201
Net assets	$16,795,202

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	5,679	$13,959	1.25%	9.1%	12/31/2020	$2.53	637	$1,609	1.00%	9.4%	12/31/2020	$2.60	0	$0	0.75%	9.7%
12/31/2019	2.25	5,954	13,411	1.25%	17.3%	12/31/2019	2.31	502	1,160	1.00%	17.6%	12/31/2019	2.37	225	533	0.75%	17.9%
12/31/2018	1.92	6,720	12,903	1.25%	-4.3%	12/31/2018	1.96	401	787	1.00%	-4.0%	12/31/2018	2.01	1,118	2,245	0.75%	-3.8%
12/31/2017	2.01	8,458	16,963	1.25%	13.6%	12/31/2017	2.05	105	215	1.00%	13.9%	12/31/2017	2.09	0	0	0.75%	14.2%
12/31/2016	1.76	7,254	12,803	1.25%	6.9%	12/31/2016	1.80	48	87	1.00%	7.2%	12/31/2016	1.83	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.67	439	$1,171	0.50%	10.0%	12/31/2020	$2.75	0	$0	0.25%	10.2%	12/31/2020	$2.82	20	$56	0.00%	10.5%
12/31/2019	2.43	431	1,047	0.50%	18.2%	12/31/2019	2.49	0	0	0.25%	18.5%	12/31/2019	2.55	9	22	0.00%	18.8%
12/31/2018	2.05	429	882	0.50%	-3.5%	12/31/2018	2.10	0	0	0.25%	-3.3%	12/31/2018	2.15	79	169	0.00%	-3.0%
12/31/2017	2.13	405	863	0.50%	14.5%	12/31/2017	2.17	0	0	0.25%	14.8%	12/31/2017	2.22	95	212	0.00%	15.1%
12/31/2016	1.86	0	0	0.50%	7.7%	12/31/2016	1.89	0	0	0.25%	8.0%	12/31/2016	1.93	84	162	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.7%
2017	1.6%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High Income Trust R4 Class - 06-208
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$930,992	$927,420	91,848
Receivables: investments sold	352
Payables: investments purchased	-
Net assets	$931,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$931,344	509,304	$1.83
Band 100	-	-	1.89
Band 75	-	-	1.96
Band 50	-	-	2.03
Band 25	-	-	2.11
Band 0	-	-	2.18
Total	$931,344	509,304

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$37,216
Mortality & expense charges	(7,301)
Net investment income (loss)	29,915

Gain (loss) on investments:
Net realized gain (loss)	(6,162)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,713
Net gain (loss)	14,551

Increase (decrease) in net assets from operations	$44,466

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,915	$27,790
Net realized gain (loss)	(6,162)	(3,938)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,713	31,457

Increase (decrease) in net assets from operations	44,466	55,309

Contract owner transactions:
Proceeds from units sold	413,546	54,902
Cost of units redeemed	(88,790)	(93,685)
Account charges	(231)	(183)
Increase (decrease)	324,525	(38,966)
Net increase (decrease)	368,991	16,343
Net assets, beginning	562,353	546,010
Net assets, ending	$931,344	$562,353

Units sold	237,006	32,633
Units redeemed	(52,792)	(56,273)
Net increase (decrease)	184,214	(23,640)
Units outstanding, beginning	325,090	348,730
Units outstanding, ending	509,304	325,090

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,344,129
Cost of units redeemed/account charges	(20,029,235)
Net investment income (loss)	3,006,208
Net realized gain (loss)	(402,927)
Realized gain distributions	9,597
Net change in unrealized appreciation (depreciation)	3,572
Net assets	$931,344

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	509	$931	1.25%	5.7%	12/31/2020	$1.89	0	$0	1.00%	6.0%	12/31/2020	$1.96	0	$0	0.75%	6.2%
12/31/2019	1.73	325	562	1.25%	10.5%	12/31/2019	1.79	0	0	1.00%	10.8%	12/31/2019	1.85	0	0	0.75%	11.0%
12/31/2018	1.57	349	546	1.25%	-3.1%	12/31/2018	1.61	0	0	1.00%	-2.8%	12/31/2018	1.66	0	0	0.75%	-2.6%
12/31/2017	1.62	365	590	1.25%	5.4%	12/31/2017	1.66	0	0	1.00%	5.6%	12/31/2017	1.71	0	0	0.75%	5.9%
12/31/2016	1.53	359	550	1.25%	14.9%	12/31/2016	1.57	0	0	1.00%	15.2%	12/31/2016	1.61	0	0	0.75%	15.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	0	$0	0.50%	6.5%	12/31/2020	$2.11	0	$0	0.25%	6.8%	12/31/2020	$2.18	0	$0	0.00%	7.0%
12/31/2019	1.91	0	0	0.50%	11.3%	12/31/2019	1.97	0	0	0.25%	11.6%	12/31/2019	2.04	0	0	0.00%	11.9%
12/31/2018	1.72	0	0	0.50%	-2.4%	12/31/2018	1.77	0	0	0.25%	-2.1%	12/31/2018	1.82	0	0	0.00%	-1.9%
12/31/2017	1.76	0	0	0.50%	6.2%	12/31/2017	1.81	0	0	0.25%	6.4%	12/31/2017	1.86	0	0	0.00%	6.7%
12/31/2016	1.65	0	0	0.50%	15.8%	12/31/2016	1.70	0	0	0.25%	16.1%	12/31/2016	1.74	0	0	0.00%	16.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	6.3%
2018	5.9%
2017	5.9%
2016	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High Income Trust R3 Class - 06-184
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$703,165	$702,109	69,615
Receivables: investments sold	2,731
Payables: investments purchased	-
Net assets	$705,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$582,585	311,314	$1.87
Band 100	123,311	63,469	1.94
Band 75	-	-	2.02
Band 50	-	-	2.09
Band 25	-	-	2.17
Band 0	-	-	2.26
Total	$705,896	374,783

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38,192
Mortality & expense charges	(7,804)
Net investment income (loss)	30,388

Gain (loss) on investments:
Net realized gain (loss)	(15,123)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	21,429
Net gain (loss)	6,306

Increase (decrease) in net assets from operations	$36,694

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,388	$32,109
Net realized gain (loss)	(15,123)	(5,399)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	21,429	35,671

Increase (decrease) in net assets from operations	36,694	62,381

Contract owner transactions:
Proceeds from units sold	178,511	200,110
Cost of units redeemed	(208,949)	(137,564)
Account charges	(400)	(224)
Increase (decrease)	(30,838)	62,322
Net increase (decrease)	5,856	124,703
Net assets, beginning	700,040	575,337
Net assets, ending	$705,896	$700,040

Units sold	104,129	115,720
Units redeemed	(120,807)	(78,753)
Net increase (decrease)	(16,678)	36,967
Units outstanding, beginning	391,461	354,494
Units outstanding, ending	374,783	391,461

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,009,846
Cost of units redeemed/account charges	(12,942,693)
Net investment income (loss)	1,528,975
Net realized gain (loss)	104,956
Realized gain distributions	3,756
Net change in unrealized appreciation (depreciation)	1,056
Net assets	$705,896

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	311	$583	1.25%	5.4%	12/31/2020	$1.94	63	$123	1.00%	5.7%	12/31/2020	$2.02	0	$0	0.75%	5.9%
12/31/2019	1.78	314	557	1.25%	10.1%	12/31/2019	1.84	78	143	1.00%	10.4%	12/31/2019	1.90	0	0	0.75%	10.7%
12/31/2018	1.61	283	456	1.25%	-3.4%	12/31/2018	1.67	72	120	1.00%	-3.1%	12/31/2018	1.72	0	0	0.75%	-2.9%
12/31/2017	1.67	587	980	1.25%	5.1%	12/31/2017	1.72	151	259	1.00%	5.3%	12/31/2017	1.77	0	0	0.75%	5.6%
12/31/2016	1.59	677	1,076	1.25%	14.6%	12/31/2016	1.63	225	367	1.00%	14.8%	12/31/2016	1.68	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	0	$0	0.50%	6.2%	12/31/2020	$2.17	0	$0	0.25%	6.4%	12/31/2020	$2.26	0	$0	0.00%	6.7%
12/31/2019	1.97	0	0	0.50%	11.0%	12/31/2019	2.04	0	0	0.25%	11.2%	12/31/2019	2.12	0	0	0.00%	11.5%
12/31/2018	1.78	0	0	0.50%	-2.7%	12/31/2018	1.84	0	0	0.25%	-2.4%	12/31/2018	1.90	0	0	0.00%	-2.2%
12/31/2017	1.83	0	0	0.50%	5.9%	12/31/2017	1.88	0	0	0.25%	6.1%	12/31/2017	1.94	0	0	0.00%	6.4%
12/31/2016	1.72	0	0	0.50%	15.4%	12/31/2016	1.77	0	0	0.25%	15.7%	12/31/2016	1.82	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.4%
2019	6.3%
2018	5.3%
2017	5.0%
2016	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R4 Class - 06-211
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,982,682	$17,631,155	422,039
Receivables: investments sold	10,473
Payables: investments purchased	-
Net assets	$24,993,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,993,155	11,297,163	$2.21
Band 100	-	-	2.29
Band 75	-	-	2.38
Band 50	-	-	2.46
Band 25	-	-	2.55
Band 0	-	-	2.64
Total	$24,993,155	11,297,163

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$348,912
Mortality & expense charges	(300,714)
Net investment income (loss)	48,198

Gain (loss) on investments:
Net realized gain (loss)	1,686,569
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,103,459
Net gain (loss)	2,790,028

Increase (decrease) in net assets from operations	$2,838,226

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,198	$201,647
Net realized gain (loss)	1,686,569	2,473,556
Realized gain distributions	-	281,582
Net change in unrealized appreciation (depreciation)	1,103,459	4,534,972

Increase (decrease) in net assets from operations	2,838,226	7,491,757

Contract owner transactions:
Proceeds from units sold	2,353,553	3,444,193
Cost of units redeemed	(10,032,870)	(14,530,744)
Account charges	(7,809)	(8,531)
Increase (decrease)	(7,687,126)	(11,095,082)
Net increase (decrease)	(4,848,900)	(3,603,325)
Net assets, beginning	29,842,055	33,445,380
Net assets, ending	$24,993,155	$29,842,055

Units sold	1,289,797	1,994,951
Units redeemed	(5,359,690)	(7,942,387)
Net increase (decrease)	(4,069,893)	(5,947,436)
Units outstanding, beginning	15,367,056	21,314,492
Units outstanding, ending	11,297,163	15,367,056

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$113,810,979
Cost of units redeemed/account charges	(120,645,507)
Net investment income (loss)	5,618,688
Net realized gain (loss)	11,606,554
Realized gain distributions	7,250,914
Net change in unrealized appreciation (depreciation)	7,351,527
Net assets	$24,993,155

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.21	11,297	$24,993	1.25%	13.9%	12/31/2020	$2.29	0	$0	1.00%	14.2%	12/31/2020	$2.38	0	$0	0.75%	14.5%
12/31/2019	1.94	15,367	29,842	1.25%	23.8%	12/31/2019	2.01	0	0	1.00%	24.1%	12/31/2019	2.07	0	0	0.75%	24.4%
12/31/2018	1.57	21,314	33,445	1.25%	-11.4%	12/31/2018	1.62	0	0	1.00%	-11.2%	12/31/2018	1.67	0	0	0.75%	-11.0%
12/31/2017	1.77	24,395	43,215	1.25%	23.1%	12/31/2017	1.82	0	0	1.00%	23.4%	12/31/2017	1.87	0	0	0.75%	23.7%
12/31/2016	1.44	28,007	40,306	1.25%	5.2%	12/31/2016	1.48	0	0	1.00%	5.4%	12/31/2016	1.51	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	0	$0	0.50%	14.8%	12/31/2020	$2.55	0	$0	0.25%	15.1%	12/31/2020	$2.64	0	$0	0.00%	15.4%
12/31/2019	2.14	0	0	0.50%	24.7%	12/31/2019	2.22	0	0	0.25%	25.0%	12/31/2019	2.29	0	0	0.00%	25.3%
12/31/2018	1.72	0	0	0.50%	-10.7%	12/31/2018	1.77	0	0	0.25%	-10.5%	12/31/2018	1.83	0	0	0.00%	-10.3%
12/31/2017	1.93	0	0	0.50%	24.0%	12/31/2017	1.98	0	0	0.25%	24.3%	12/31/2017	2.04	0	0	0.00%	24.6%
12/31/2016	1.55	0	0	0.50%	6.0%	12/31/2016	1.59	0	0	0.25%	6.2%	12/31/2016	1.63	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.0%
2018	2.1%
2017	2.0%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R3 Class - 06-183
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,026,272	$3,599,711	85,218
Receivables: investments sold	-
Payables: investments purchased	(1,818)
Net assets	$5,024,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,134,525	1,756,552	$2.35
Band 100	811,050	331,891	2.44
Band 75	-	-	2.54
Band 50	-	-	2.63
Band 25	-	-	2.73
Band 0	78,879	27,785	2.84
Total	$5,024,454	2,116,228

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$59,751
Mortality & expense charges	(58,816)
Net investment income (loss)	935

Gain (loss) on investments:
Net realized gain (loss)	323,739
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	165,863
Net gain (loss)	489,602

Increase (decrease) in net assets from operations	$490,537

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$935	$24,602
Net realized gain (loss)	323,739	187,627
Realized gain distributions	-	49,151
Net change in unrealized appreciation (depreciation)	165,863	1,053,107

Increase (decrease) in net assets from operations	490,537	1,314,487

Contract owner transactions:
Proceeds from units sold	419,618	642,785
Cost of units redeemed	(2,225,518)	(1,365,514)
Account charges	(1,599)	(2,467)
Increase (decrease)	(1,807,499)	(725,196)
Net increase (decrease)	(1,316,962)	589,291
Net assets, beginning	6,341,416	5,752,125
Net assets, ending	$5,024,454	$6,341,416

Units sold	273,141	336,879
Units redeemed	(1,162,769)	(706,291)
Net increase (decrease)	(889,628)	(369,412)
Units outstanding, beginning	3,005,856	3,375,268
Units outstanding, ending	2,116,228	3,005,856

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$54,668,076
Cost of units redeemed/account charges	(61,855,952)
Net investment income (loss)	1,532,466
Net realized gain (loss)	7,273,531
Realized gain distributions	1,979,772
Net change in unrealized appreciation (depreciation)	1,426,561
Net assets	$5,024,454

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.35	1,757	$4,135	1.25%	13.6%	12/31/2020	$2.44	332	$811	1.00%	13.9%	12/31/2020	$2.54	0	$0	0.75%	14.2%
12/31/2019	2.07	2,384	4,940	1.25%	23.4%	12/31/2019	2.15	413	887	1.00%	23.7%	12/31/2019	2.22	0	0	0.75%	24.0%
12/31/2018	1.68	2,686	4,511	1.25%	-11.7%	12/31/2018	1.73	502	870	1.00%	-11.5%	12/31/2018	1.79	0	0	0.75%	-11.3%
12/31/2017	1.90	5,338	10,152	1.25%	22.8%	12/31/2017	1.96	696	1,365	1.00%	23.1%	12/31/2017	2.02	0	0	0.75%	23.4%
12/31/2016	1.55	6,669	10,333	1.25%	4.8%	12/31/2016	1.59	764	1,217	1.00%	5.1%	12/31/2016	1.64	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.63	0	$0	0.50%	14.4%	12/31/2020	$2.73	0	$0	0.25%	14.7%	12/31/2020	$2.84	28	$79	0.00%	15.0%
12/31/2019	2.30	3	7	0.50%	24.3%	12/31/2019	2.38	0	0	0.25%	24.6%	12/31/2019	2.47	205	507	0.00%	24.9%
12/31/2018	1.85	0	0	0.50%	-11.0%	12/31/2018	1.91	0	0	0.25%	-10.8%	12/31/2018	1.98	188	371	0.00%	-10.6%
12/31/2017	2.08	0	0	0.50%	23.7%	12/31/2017	2.14	0	0	0.25%	24.0%	12/31/2017	2.21	162	358	0.00%	24.3%
12/31/2016	1.68	0	0	0.50%	5.6%	12/31/2016	1.73	0	0	0.25%	5.9%	12/31/2016	1.78	151	269	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.6%
2018	1.8%
2017	1.6%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R5 Class - 06-296
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,903	$2,243	41
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$2,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,873	1,462	$1.96
Band 100	-	-	2.02
Band 75	-	-	2.07
Band 50	-	-	2.12
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$2,873	1,462

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10
Mortality & expense charges	(26)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	579
Net gain (loss)	579

Increase (decrease) in net assets from operations	$563

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$17
Net realized gain (loss)	-	3
Realized gain distributions	-	31
Net change in unrealized appreciation (depreciation)	579	81

Increase (decrease) in net assets from operations	563	132

Contract owner transactions:
Proceeds from units sold	681	1,987
Cost of units redeemed	(241)	(249)
Account charges	-	-
Increase (decrease)	440	1,738
Net increase (decrease)	1,003	1,870
Net assets, beginning	1,870	-
Net assets, ending	$2,873	$1,870

Units sold	442	1,343
Units redeemed	(157)	(166)
Net increase (decrease)	285	1,177
Units outstanding, beginning	1,177	-
Units outstanding, ending	1,462	1,177

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,668
Cost of units redeemed/account charges	(490)
Net investment income (loss)	1
Net realized gain (loss)	3
Realized gain distributions	31
Net change in unrealized appreciation (depreciation)	660
Net assets	$2,873

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	1	$3	1.25%	23.6%	12/31/2020	$2.02	0	$0	1.00%	23.9%	12/31/2020	$2.07	0	$0	0.75%	24.3%
12/31/2019	1.59	1	2	1.25%	25.8%	12/31/2019	1.63	0	0	1.00%	26.1%	12/31/2019	1.66	0	0	0.75%	26.4%
12/31/2018	1.26	0	0	1.25%	-16.0%	12/31/2018	1.29	0	0	1.00%	-15.8%	12/31/2018	1.32	0	0	0.75%	-15.6%
12/31/2017	1.50	0	0	1.25%	29.5%	12/31/2017	1.53	0	0	1.00%	29.8%	12/31/2017	1.56	0	0	0.75%	30.1%
12/31/2016	1.16	0	0	1.25%	-0.2%	12/31/2016	1.18	0	0	1.00%	0.0%	12/31/2016	1.20	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	0	$0	0.50%	24.6%	12/31/2020	$2.18	0	$0	0.25%	24.9%	12/31/2020	$2.23	0	$0	0.00%	25.2%
12/31/2019	1.70	0	0	0.50%	26.7%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.78	0	0	0.00%	27.4%
12/31/2018	1.34	0	0	0.50%	-15.4%	12/31/2018	1.37	0	0	0.25%	-15.2%	12/31/2018	1.40	0	0	0.00%	-15.0%
12/31/2017	1.59	0	0	0.50%	30.4%	12/31/2017	1.62	0	0	0.25%	30.8%	12/31/2017	1.65	0	0	0.00%	31.1%
12/31/2016	1.22	0	0	0.50%	0.5%	12/31/2016	1.24	0	0	0.25%	0.8%	12/31/2016	1.26	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	2.2%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R4 Class - 06-212
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,396,599	$43,644,147	914,816
Receivables: investments sold	-
Payables: investments purchased	(335,424)
Net assets	$62,061,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,916,580	30,519,015	$2.03
Band 100	-	-	2.10
Band 75	-	-	2.18
Band 50	-	-	2.26
Band 25	-	-	2.34
Band 0	144,595	59,690	2.42
Total	$62,061,175	30,578,705

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$108,165
Mortality & expense charges	(664,654)
Net investment income (loss)	(556,489)

Gain (loss) on investments:
Net realized gain (loss)	1,943,063
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,696,507
Net gain (loss)	12,639,570

Increase (decrease) in net assets from operations	$12,083,081

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(556,489)	$(38,304)
Net realized gain (loss)	1,943,063	1,217,962
Realized gain distributions	-	1,032,936
Net change in unrealized appreciation (depreciation)	10,696,507	9,824,339

Increase (decrease) in net assets from operations	12,083,081	12,036,933

Contract owner transactions:
Proceeds from units sold	9,511,964	17,853,398
Cost of units redeemed	(18,766,200)	(15,402,422)
Account charges	(27,387)	(46,777)
Increase (decrease)	(9,281,623)	2,404,199
Net increase (decrease)	2,801,458	14,441,132
Net assets, beginning	59,259,717	44,818,585
Net assets, ending	$62,061,175	$59,259,717

Units sold	6,097,421	12,171,209
Units redeemed	(11,512,801)	(10,313,851)
Net increase (decrease)	(5,415,380)	1,857,358
Units outstanding, beginning	35,994,085	34,136,727
Units outstanding, ending	30,578,705	35,994,085

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$208,838,055
Cost of units redeemed/account charges	(187,169,336)
Net investment income (loss)	663,466
Net realized gain (loss)	13,525,312
Realized gain distributions	7,451,226
Net change in unrealized appreciation (depreciation)	18,752,452
Net assets	$62,061,175

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	30,519	$61,917	1.25%	23.3%	12/31/2020	$2.10	0	$0	1.00%	23.6%	12/31/2020	$2.18	0	$0	0.75%	23.9%
12/31/2019	1.65	35,944	59,163	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.76	0	0	0.75%	26.0%
12/31/2018	1.31	34,083	44,737	1.25%	-16.3%	12/31/2018	1.35	0	0	1.00%	-16.1%	12/31/2018	1.40	0	0	0.75%	-15.9%
12/31/2017	1.57	36,701	57,538	1.25%	29.1%	12/31/2017	1.61	0	0	1.00%	29.4%	12/31/2017	1.66	0	0	0.75%	29.7%
12/31/2016	1.21	43,267	52,547	1.25%	-0.6%	12/31/2016	1.25	0	0	1.00%	-0.3%	12/31/2016	1.28	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	0	$0	0.50%	24.2%	12/31/2020	$2.34	0	$0	0.25%	24.5%	12/31/2020	$2.42	60	$145	0.00%	24.8%
12/31/2019	1.82	0	0	0.50%	26.3%	12/31/2019	1.88	0	0	0.25%	26.7%	12/31/2019	1.94	50	96	0.00%	27.0%
12/31/2018	1.44	0	0	0.50%	-15.6%	12/31/2018	1.48	0	0	0.25%	-15.4%	12/31/2018	1.53	54	82	0.00%	-15.2%
12/31/2017	1.70	0	0	0.50%	30.1%	12/31/2017	1.75	0	0	0.25%	30.4%	12/31/2017	1.80	53	95	0.00%	30.7%
12/31/2016	1.31	0	0	0.50%	0.2%	12/31/2016	1.34	0	0	0.25%	0.4%	12/31/2016	1.38	5,186	7,154	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.2%
2018	1.1%
2017	0.8%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R3 Class - 06-181
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,067,391	$7,691,475	162,728
Receivables: investments sold	-
Payables: investments purchased	(44,168)
Net assets	$11,023,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,986,993	4,662,518	$2.14
Band 100	593,930	267,079	2.22
Band 75	-	-	2.31
Band 50	272,445	113,665	2.40
Band 25	-	-	2.49
Band 0	169,855	65,747	2.58
Total	$11,023,223	5,109,009

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(116,693)
Net investment income (loss)	(116,693)

Gain (loss) on investments:
Net realized gain (loss)	435,583
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,662,619
Net gain (loss)	2,098,202

Increase (decrease) in net assets from operations	$1,981,509

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(116,693)	$(54,986)
Net realized gain (loss)	435,583	483,473
Realized gain distributions	-	208,737
Net change in unrealized appreciation (depreciation)	1,662,619	2,178,267

Increase (decrease) in net assets from operations	1,981,509	2,815,491

Contract owner transactions:
Proceeds from units sold	1,150,869	2,363,643
Cost of units redeemed	(3,783,965)	(5,848,992)
Account charges	(4,168)	(8,285)
Increase (decrease)	(2,637,264)	(3,493,634)
Net increase (decrease)	(655,755)	(678,143)
Net assets, beginning	11,678,978	12,357,121
Net assets, ending	$11,023,223	$11,678,978

Units sold	730,234	1,595,263
Units redeemed	(2,254,448)	(3,762,300)
Net increase (decrease)	(1,524,214)	(2,167,037)
Units outstanding, beginning	6,633,223	8,800,260
Units outstanding, ending	5,109,009	6,633,223

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$79,491,067
Cost of units redeemed/account charges	(81,214,954)
Net investment income (loss)	(111,989)
Net realized gain (loss)	7,079,631
Realized gain distributions	2,403,552
Net change in unrealized appreciation (depreciation)	3,375,916
Net assets	$11,023,223

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	4,663	$9,987	1.25%	22.9%	12/31/2020	$2.22	267	$594	1.00%	23.2%	12/31/2020	$2.31	0	$0	0.75%	23.5%
12/31/2019	1.74	5,925	10,328	1.25%	25.0%	12/31/2019	1.81	373	674	1.00%	25.3%	12/31/2019	1.87	0	0	0.75%	25.7%
12/31/2018	1.39	7,926	11,051	1.25%	-16.5%	12/31/2018	1.44	564	812	1.00%	-16.3%	12/31/2018	1.49	0	0	0.75%	-16.1%
12/31/2017	1.67	9,613	16,056	1.25%	28.7%	12/31/2017	1.72	707	1,216	1.00%	29.0%	12/31/2017	1.77	0	0	0.75%	29.3%
12/31/2016	1.30	10,525	13,658	1.25%	-0.9%	12/31/2016	1.33	836	1,116	1.00%	-0.6%	12/31/2016	1.37	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.40	114	$272	0.50%	23.8%	12/31/2020	$2.49	0	$0	0.25%	24.1%	12/31/2020	$2.58	66	$170	0.00%	24.4%
12/31/2019	1.94	127	246	0.50%	26.0%	12/31/2019	2.00	0	0	0.25%	26.3%	12/31/2019	2.08	207	430	0.00%	26.6%
12/31/2018	1.54	135	208	0.50%	-15.9%	12/31/2018	1.59	0	0	0.25%	-15.7%	12/31/2018	1.64	175	287	0.00%	-15.5%
12/31/2017	1.83	136	248	0.50%	29.7%	12/31/2017	1.88	0	0	0.25%	30.0%	12/31/2017	1.94	208	403	0.00%	30.3%
12/31/2016	1.41	139	196	0.50%	-0.1%	12/31/2016	1.45	0	0	0.25%	0.1%	12/31/2016	1.49	342	510	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	0.9%
2017	0.6%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R4 Class - 06-214
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,268,680	$10,203,870	192,806
Receivables: investments sold	29,208
Payables: investments purchased	-
Net assets	$13,297,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,297,888	4,557,886	$2.92
Band 100	-	-	3.02
Band 75	-	-	3.13
Band 50	-	-	3.25
Band 25	-	-	3.36
Band 0	-	-	3.48
Total	$13,297,888	4,557,886

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$192,899
Mortality & expense charges	(142,912)
Net investment income (loss)	49,987

Gain (loss) on investments:
Net realized gain (loss)	324,443
Realized gain distributions	146,507
Net change in unrealized appreciation (depreciation)	1,051,820
Net gain (loss)	1,522,770

Increase (decrease) in net assets from operations	$1,572,757

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,987	$17,784
Net realized gain (loss)	324,443	1,253,867
Realized gain distributions	146,507	760,446
Net change in unrealized appreciation (depreciation)	1,051,820	1,610,622

Increase (decrease) in net assets from operations	1,572,757	3,642,719

Contract owner transactions:
Proceeds from units sold	1,422,416	1,863,180
Cost of units redeemed	(2,618,956)	(7,175,788)
Account charges	(3,623)	(3,704)
Increase (decrease)	(1,200,163)	(5,316,312)
Net increase (decrease)	372,594	(1,673,593)
Net assets, beginning	12,925,294	14,598,887
Net assets, ending	$13,297,888	$12,925,294

Units sold	588,188	815,551
Units redeemed	(1,057,964)	(2,941,709)
Net increase (decrease)	(469,776)	(2,126,158)
Units outstanding, beginning	5,027,662	7,153,820
Units outstanding, ending	4,557,886	5,027,662

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$46,942,228
Cost of units redeemed/account charges	(51,701,505)
Net investment income (loss)	541,057
Net realized gain (loss)	8,042,147
Realized gain distributions	6,409,151
Net change in unrealized appreciation (depreciation)	3,064,810
Net assets	$13,297,888

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.92	4,558	$13,298	1.25%	13.5%	12/31/2020	$3.02	0	$0	1.00%	13.8%	12/31/2020	$3.13	0	$0	0.75%	14.1%
12/31/2019	2.57	5,028	12,925	1.25%	26.0%	12/31/2019	2.66	0	0	1.00%	26.3%	12/31/2019	2.75	0	0	0.75%	26.6%
12/31/2018	2.04	7,154	14,599	1.25%	-7.8%	12/31/2018	2.10	0	0	1.00%	-7.6%	12/31/2018	2.17	0	0	0.75%	-7.4%
12/31/2017	2.21	8,129	17,997	1.25%	21.8%	12/31/2017	2.28	0	0	1.00%	22.1%	12/31/2017	2.34	0	0	0.75%	22.4%
12/31/2016	1.82	11,135	20,245	1.25%	11.1%	12/31/2016	1.87	0	0	1.00%	11.4%	12/31/2016	1.91	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.25	0	$0	0.50%	14.3%	12/31/2020	$3.36	0	$0	0.25%	14.6%	12/31/2020	$3.48	0	$0	0.00%	14.9%
12/31/2019	2.84	0	0	0.50%	26.9%	12/31/2019	2.93	0	0	0.25%	27.2%	12/31/2019	3.03	0	0	0.00%	27.6%
12/31/2018	2.24	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.38	0	0	0.00%	-6.7%
12/31/2017	2.41	0	0	0.50%	22.7%	12/31/2017	2.48	0	0	0.25%	23.0%	12/31/2017	2.55	0	0	0.00%	23.3%
12/31/2016	1.96	0	0	0.50%	11.9%	12/31/2016	2.01	0	0	0.25%	12.2%	12/31/2016	2.07	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.6%
2018	1.6%
2017	1.6%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R3 Class - 06-213
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,989,672	$6,123,141	115,902
Receivables: investments sold	2,932
Payables: investments purchased	-
Net assets	$7,992,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,808,431	2,435,010	$2.80
Band 100	1,173,804	405,160	2.90
Band 75	-	-	3.00
Band 50	10,369	3,334	3.11
Band 25	-	-	3.22
Band 0	-	-	3.34
Total	$7,992,604	2,843,504

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$100,139
Mortality & expense charges	(88,705)
Net investment income (loss)	11,434

Gain (loss) on investments:
Net realized gain (loss)	203,316
Realized gain distributions	95,956
Net change in unrealized appreciation (depreciation)	503,358
Net gain (loss)	802,630

Increase (decrease) in net assets from operations	$814,064

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,434	$1,086
Net realized gain (loss)	203,316	371,281
Realized gain distributions	95,956	486,579
Net change in unrealized appreciation (depreciation)	503,358	1,125,368

Increase (decrease) in net assets from operations	814,064	1,984,314

Contract owner transactions:
Proceeds from units sold	868,058	1,069,054
Cost of units redeemed	(2,193,876)	(2,656,596)
Account charges	(3,181)	(4,345)
Increase (decrease)	(1,328,999)	(1,591,887)
Net increase (decrease)	(514,935)	392,427
Net assets, beginning	8,507,539	8,115,112
Net assets, ending	$7,992,604	$8,507,539

Units sold	415,559	529,891
Units redeemed	(981,742)	(1,212,009)
Net increase (decrease)	(566,183)	(682,118)
Units outstanding, beginning	3,409,687	4,091,805
Units outstanding, ending	2,843,504	3,409,687

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$43,175,259
Cost of units redeemed/account charges	(49,641,667)
Net investment income (loss)	147,049
Net realized gain (loss)	7,949,485
Realized gain distributions	4,495,947
Net change in unrealized appreciation (depreciation)	1,866,531
Net assets	$7,992,604

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.80	2,435	$6,808	1.25%	13.2%	12/31/2020	$2.90	405	$1,174	1.00%	13.4%	12/31/2020	$3.00	0	$0	0.75%	13.7%
12/31/2019	2.47	2,838	7,013	1.25%	25.6%	12/31/2019	2.55	472	1,207	1.00%	25.9%	12/31/2019	2.64	0	0	0.75%	26.2%
12/31/2018	1.97	3,432	6,753	1.25%	-8.1%	12/31/2018	2.03	565	1,145	1.00%	-7.9%	12/31/2018	2.09	0	0	0.75%	-7.6%
12/31/2017	2.14	4,318	9,244	1.25%	21.4%	12/31/2017	2.20	751	1,654	1.00%	21.7%	12/31/2017	2.26	0	0	0.75%	22.0%
12/31/2016	1.76	4,940	8,712	1.25%	10.8%	12/31/2016	1.81	813	1,470	1.00%	11.0%	12/31/2016	1.86	0	0	0.75%	11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.11	3	$10	0.50%	14.0%	12/31/2020	$3.22	0	$0	0.25%	14.3%	12/31/2020	$3.34	0	$0	0.00%	14.6%
12/31/2019	2.73	3	9	0.50%	26.5%	12/31/2019	2.82	0	0	0.25%	26.9%	12/31/2019	2.91	96	278	0.00%	27.2%
12/31/2018	2.16	2	4	0.50%	-7.4%	12/31/2018	2.22	0	0	0.25%	-7.2%	12/31/2018	2.29	93	213	0.00%	-6.9%
12/31/2017	2.33	48	111	0.50%	22.3%	12/31/2017	2.39	0	0	0.25%	22.6%	12/31/2017	2.46	77	189	0.00%	22.9%
12/31/2016	1.90	52	99	0.50%	11.6%	12/31/2016	1.95	0	0	0.25%	11.9%	12/31/2016	2.00	166	332	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.2%
2018	1.2%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R4 Class - 06-209
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$476,990	$460,895	34,371
Receivables: investments sold	3,524
Payables: investments purchased	-
Net assets	$480,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$480,514	393,002	$1.22
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.36
Band 25	-	-	1.41
Band 0	-	-	1.46
Total	$480,514	393,002

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,011
Mortality & expense charges	(5,360)
Net investment income (loss)	(349)

Gain (loss) on investments:
Net realized gain (loss)	1,423
Realized gain distributions	9,717
Net change in unrealized appreciation (depreciation)	13,722
Net gain (loss)	24,862

Increase (decrease) in net assets from operations	$24,513

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(349)	$1,443
Net realized gain (loss)	1,423	439
Realized gain distributions	9,717	2,280
Net change in unrealized appreciation (depreciation)	13,722	3,560

Increase (decrease) in net assets from operations	24,513	7,722

Contract owner transactions:
Proceeds from units sold	191,499	121,600
Cost of units redeemed	(25,666)	(91,966)
Account charges	(373)	(256)
Increase (decrease)	165,460	29,378
Net increase (decrease)	189,973	37,100
Net assets, beginning	290,541	253,441
Net assets, ending	$480,514	$290,541

Units sold	162,557	106,728
Units redeemed	(21,593)	(81,742)
Net increase (decrease)	140,964	24,986
Units outstanding, beginning	252,038	227,052
Units outstanding, ending	393,002	252,038

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,607,030
Cost of units redeemed/account charges	(4,163,871)
Net investment income (loss)	19,962
Net realized gain (loss)	(12,437)
Realized gain distributions	13,735
Net change in unrealized appreciation (depreciation)	16,095
Net assets	$480,514

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	393	$481	1.25%	6.1%	12/31/2020	$1.27	0	$0	1.00%	6.3%	12/31/2020	$1.31	0	$0	0.75%	6.6%
12/31/2019	1.15	252	291	1.25%	3.3%	12/31/2019	1.19	0	0	1.00%	3.5%	12/31/2019	1.23	0	0	0.75%	3.8%
12/31/2018	1.12	227	253	1.25%	-0.4%	12/31/2018	1.15	0	0	1.00%	-0.1%	12/31/2018	1.19	0	0	0.75%	0.1%
12/31/2017	1.12	182	203	1.25%	-0.3%	12/31/2017	1.15	0	0	1.00%	0.0%	12/31/2017	1.18	0	0	0.75%	0.2%
12/31/2016	1.12	175	196	1.25%	-0.1%	12/31/2016	1.15	0	0	1.00%	0.1%	12/31/2016	1.18	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	6.9%	12/31/2020	$1.41	0	$0	0.25%	7.1%	12/31/2020	$1.46	0	$0	0.00%	7.4%
12/31/2019	1.27	0	0	0.50%	4.1%	12/31/2019	1.32	0	0	0.25%	4.3%	12/31/2019	1.36	0	0	0.00%	4.6%
12/31/2018	1.22	0	0	0.50%	0.4%	12/31/2018	1.26	0	0	0.25%	0.6%	12/31/2018	1.30	0	0	0.00%	0.9%
12/31/2017	1.22	0	0	0.50%	0.5%	12/31/2017	1.25	0	0	0.25%	0.7%	12/31/2017	1.29	0	0	0.00%	1.0%
12/31/2016	1.21	0	0	0.50%	0.6%	12/31/2016	1.24	0	0	0.25%	0.9%	12/31/2016	1.28	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.6%
2018	1.7%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R3 Class - 06-186
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,829	$401,628	29,661
Receivables: investments sold	-
Payables: investments purchased	(160)
Net assets	$414,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,570	142,520	$1.18
Band 100	246,099	200,417	1.23
Band 75	-	-	1.27
Band 50	-	-	1.32
Band 25	-	-	1.37
Band 0	-	-	1.43
Total	$414,669	342,937

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,408
Mortality & expense charges	(5,092)
Net investment income (loss)	(684)

Gain (loss) on investments:
Net realized gain (loss)	3,202
Realized gain distributions	8,453
Net change in unrealized appreciation (depreciation)	14,612
Net gain (loss)	26,267

Increase (decrease) in net assets from operations	$25,583

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(684)	$2,831
Net realized gain (loss)	3,202	(71)
Realized gain distributions	8,453	5,159
Net change in unrealized appreciation (depreciation)	14,612	10,189

Increase (decrease) in net assets from operations	25,583	18,108

Contract owner transactions:
Proceeds from units sold	31,020	34,071
Cost of units redeemed	(226,805)	(53,879)
Account charges	(144)	(147)
Increase (decrease)	(195,929)	(19,955)
Net increase (decrease)	(170,346)	(1,847)
Net assets, beginning	585,015	586,862
Net assets, ending	$414,669	$585,015

Units sold	33,052	30,603
Units redeemed	(200,401)	(47,806)
Net increase (decrease)	(167,349)	(17,203)
Units outstanding, beginning	510,286	527,489
Units outstanding, ending	342,937	510,286

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,941,744
Cost of units redeemed/account charges	(5,708,179)
Net investment income (loss)	99,812
Net realized gain (loss)	47,550
Realized gain distributions	20,541
Net change in unrealized appreciation (depreciation)	13,201
Net assets	$414,669

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	143	$169	1.25%	5.7%	12/31/2020	$1.23	200	$246	1.00%	6.0%	12/31/2020	$1.27	0	$0	0.75%	6.3%
12/31/2019	1.12	152	170	1.25%	3.0%	12/31/2019	1.16	358	415	1.00%	3.2%	12/31/2019	1.20	0	0	0.75%	3.5%
12/31/2018	1.09	142	154	1.25%	-0.7%	12/31/2018	1.12	386	433	1.00%	-0.4%	12/31/2018	1.16	0	0	0.75%	-0.2%
12/31/2017	1.09	196	214	1.25%	-0.6%	12/31/2017	1.13	464	522	1.00%	-0.3%	12/31/2017	1.16	0	0	0.75%	-0.1%
12/31/2016	1.10	324	356	1.25%	-0.4%	12/31/2016	1.13	509	576	1.00%	-0.2%	12/31/2016	1.16	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	6.5%	12/31/2020	$1.37	0	$0	0.25%	6.8%	12/31/2020	$1.43	0	$0	0.00%	7.1%
12/31/2019	1.24	0	0	0.50%	3.7%	12/31/2019	1.29	0	0	0.25%	4.0%	12/31/2019	1.33	0	0	0.00%	4.3%
12/31/2018	1.20	0	0	0.50%	0.1%	12/31/2018	1.24	0	0	0.25%	0.3%	12/31/2018	1.28	0	0	0.00%	0.6%
12/31/2017	1.20	0	0	0.50%	0.2%	12/31/2017	1.23	0	0	0.25%	0.4%	12/31/2017	1.27	0	0	0.00%	0.7%
12/31/2016	1.19	0	0	0.50%	0.3%	12/31/2016	1.23	0	0	0.25%	0.6%	12/31/2016	1.26	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.5%
2018	1.3%
2017	0.8%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R4 Class - 06-503
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,849,176	$9,907,240	215,129
Receivables: investments sold	-
Payables: investments purchased	(42,499)
Net assets	$12,806,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,806,677	4,407,866	$2.91
Band 100	-	-	2.98
Band 75	-	-	3.05
Band 50	-	-	3.12
Band 25	-	-	3.20
Band 0	-	-	3.27
Total	$12,806,677	4,407,866

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,841
Mortality & expense charges	(109,873)
Net investment income (loss)	(96,032)

Gain (loss) on investments:
Net realized gain (loss)	499,669
Realized gain distributions	505,283
Net change in unrealized appreciation (depreciation)	1,851,025
Net gain (loss)	2,855,977

Increase (decrease) in net assets from operations	$2,759,945

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(96,032)	$(43,977)
Net realized gain (loss)	499,669	582,555
Realized gain distributions	505,283	191,612
Net change in unrealized appreciation (depreciation)	1,851,025	1,485,094

Increase (decrease) in net assets from operations	2,759,945	2,215,284

Contract owner transactions:
Proceeds from units sold	6,804,583	1,550,122
Cost of units redeemed	(4,135,256)	(4,789,754)
Account charges	(6,001)	(8,040)
Increase (decrease)	2,663,326	(3,247,672)
Net increase (decrease)	5,423,271	(1,032,388)
Net assets, beginning	7,383,406	8,415,794
Net assets, ending	$12,806,677	$7,383,406

Units sold	2,944,470	797,889
Units redeemed	(1,882,943)	(2,349,554)
Net increase (decrease)	1,061,527	(1,551,665)
Units outstanding, beginning	3,346,339	4,898,004
Units outstanding, ending	4,407,866	3,346,339

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,816,608
Cost of units redeemed/account charges	(24,345,603)
Net investment income (loss)	(327,795)
Net realized gain (loss)	1,904,601
Realized gain distributions	2,816,930
Net change in unrealized appreciation (depreciation)	2,941,936
Net assets	$12,806,677

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	4,408	$12,807	1.25%	31.7%	12/31/2020	$2.98	0	$0	1.00%	32.0%	12/31/2020	$3.05	0	$0	0.75%	32.3%
12/31/2019	2.21	3,346	7,383	1.25%	28.4%	12/31/2019	2.25	0	0	1.00%	28.7%	12/31/2019	2.30	0	0	0.75%	29.1%
12/31/2018	1.72	4,898	8,416	1.25%	-7.1%	12/31/2018	1.75	0	0	1.00%	-6.8%	12/31/2018	1.78	0	0	0.75%	-6.6%
12/31/2017	1.85	5,352	9,896	1.25%	27.2%	12/31/2017	1.88	0	0	1.00%	27.5%	12/31/2017	1.91	0	0	0.75%	27.9%
12/31/2016	1.45	4,785	6,954	1.25%	0.6%	12/31/2016	1.47	0	0	1.00%	0.8%	12/31/2016	1.49	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	0	$0	0.50%	32.7%	12/31/2020	$3.20	0	$0	0.25%	33.0%	12/31/2020	$3.27	0	$0	0.00%	33.3%
12/31/2019	2.35	0	0	0.50%	29.4%	12/31/2019	2.40	0	0	0.25%	29.7%	12/31/2019	2.45	0	0	0.00%	30.0%
12/31/2018	1.82	0	0	0.50%	-6.4%	12/31/2018	1.85	0	0	0.25%	-6.1%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.94	0	0	0.50%	28.2%	12/31/2017	1.97	0	0	0.25%	28.5%	12/31/2017	2.01	0	0	0.00%	28.8%
12/31/2016	1.51	0	0	0.50%	1.3%	12/31/2016	1.54	0	0	0.25%	1.6%	12/31/2016	1.56	371	577	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.9%
2018	1.0%
2017	0.4%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R3 Class - 06-502
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,731,218	$1,934,162	45,568
Receivables: investments sold	-
Payables: investments purchased	(48,615)
Net assets	$2,682,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,676,120	948,128	$2.82
Band 100	-	-	2.89
Band 75	-	-	2.96
Band 50	-	-	3.03
Band 25	-	-	3.10
Band 0	6,483	2,039	3.18
Total	$2,682,603	950,167

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(32,463)
Net investment income (loss)	(32,463)

Gain (loss) on investments:
Net realized gain (loss)	242,161
Realized gain distributions	108,062
Net change in unrealized appreciation (depreciation)	345,171
Net gain (loss)	695,394

Increase (decrease) in net assets from operations	$662,931

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,463)	$(17,780)
Net realized gain (loss)	242,161	108,039
Realized gain distributions	108,062	85,228
Net change in unrealized appreciation (depreciation)	345,171	636,246

Increase (decrease) in net assets from operations	662,931	811,733

Contract owner transactions:
Proceeds from units sold	533,635	668,925
Cost of units redeemed	(1,769,514)	(1,317,904)
Account charges	(1,593)	(1,464)
Increase (decrease)	(1,237,472)	(650,443)
Net increase (decrease)	(574,541)	161,290
Net assets, beginning	3,257,144	3,095,854
Net assets, ending	$2,682,603	$3,257,144

Units sold	261,092	350,023
Units redeemed	(825,876)	(670,814)
Net increase (decrease)	(564,784)	(320,791)
Units outstanding, beginning	1,514,951	1,835,742
Units outstanding, ending	950,167	1,514,951

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,924,843
Cost of units redeemed/account charges	(11,975,437)
Net investment income (loss)	(215,211)
Net realized gain (loss)	836,465
Realized gain distributions	1,314,887
Net change in unrealized appreciation (depreciation)	797,056
Net assets	$2,682,603

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.82	948	$2,676	1.25%	31.3%	12/31/2020	$2.89	0	$0	1.00%	31.6%	12/31/2020	$2.96	0	$0	0.75%	32.0%
12/31/2019	2.15	1,514	3,254	1.25%	28.0%	12/31/2019	2.20	0	0	1.00%	28.3%	12/31/2019	2.24	0	0	0.75%	28.6%
12/31/2018	1.68	1,759	2,953	1.25%	-7.3%	12/31/2018	1.71	0	0	1.00%	-7.1%	12/31/2018	1.74	0	0	0.75%	-6.9%
12/31/2017	1.81	2,247	4,072	1.25%	26.9%	12/31/2017	1.84	0	0	1.00%	27.2%	12/31/2017	1.87	0	0	0.75%	27.5%
12/31/2016	1.43	2,303	3,290	1.25%	0.2%	12/31/2016	1.45	0	0	1.00%	0.5%	12/31/2016	1.47	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.03	0	$0	0.50%	32.3%	12/31/2020	$3.10	0	$0	0.25%	32.6%	12/31/2020	$3.18	2	$6	0.00%	32.9%
12/31/2019	2.29	0	0	0.50%	29.0%	12/31/2019	2.34	0	0	0.25%	29.3%	12/31/2019	2.39	1	3	0.00%	29.6%
12/31/2018	1.78	0	0	0.50%	-6.6%	12/31/2018	1.81	0	0	0.25%	-6.4%	12/31/2018	1.85	77	142	0.00%	-6.2%
12/31/2017	1.90	0	0	0.50%	27.8%	12/31/2017	1.93	0	0	0.25%	28.1%	12/31/2017	1.97	63	124	0.00%	28.5%
12/31/2016	1.49	0	0	0.50%	1.0%	12/31/2016	1.51	0	0	0.25%	1.2%	12/31/2016	1.53	76	116	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	0.6%
2017	0.1%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R4 Class - 06-689
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,520,778	$7,324,939	119,736
Receivables: investments sold	-
Payables: investments purchased	(55,824)
Net assets	$10,464,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,422,977	5,144,682	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	41,977	18,607	2.26
Total	$10,464,954	5,163,289

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,206
Mortality & expense charges	(108,698)
Net investment income (loss)	(93,492)

Gain (loss) on investments:
Net realized gain (loss)	1,047,750
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,360,207
Net gain (loss)	2,407,957

Increase (decrease) in net assets from operations	$2,314,465

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(93,492)	$(38,025)
Net realized gain (loss)	1,047,750	692,112
Realized gain distributions	-	318,903
Net change in unrealized appreciation (depreciation)	1,360,207	2,088,060

Increase (decrease) in net assets from operations	2,314,465	3,061,050

Contract owner transactions:
Proceeds from units sold	3,212,647	3,651,914
Cost of units redeemed	(7,503,627)	(6,585,806)
Account charges	(18,308)	(45,209)
Increase (decrease)	(4,309,288)	(2,979,101)
Net increase (decrease)	(1,994,823)	81,949
Net assets, beginning	12,459,777	12,377,828
Net assets, ending	$10,464,954	$12,459,777

Units sold	2,240,924	2,515,826
Units redeemed	(4,659,583)	(4,423,621)
Net increase (decrease)	(2,418,659)	(1,907,795)
Units outstanding, beginning	7,581,948	9,489,743
Units outstanding, ending	5,163,289	7,581,948

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$42,166,499
Cost of units redeemed/account charges	(38,580,061)
Net investment income (loss)	(266,304)
Net realized gain (loss)	2,821,281
Realized gain distributions	1,127,700
Net change in unrealized appreciation (depreciation)	3,195,839
Net assets	$10,464,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	5,145	$10,423	1.25%	23.3%	12/31/2020	$2.07	0	$0	1.00%	23.6%	12/31/2020	$2.12	0	$0	0.75%	23.9%
12/31/2019	1.64	7,567	12,433	1.25%	26.0%	12/31/2019	1.67	0	0	1.00%	26.3%	12/31/2019	1.71	0	0	0.75%	26.6%
12/31/2018	1.30	9,476	12,358	1.25%	-13.4%	12/31/2018	1.33	0	0	1.00%	-13.1%	12/31/2018	1.35	0	0	0.75%	-12.9%
12/31/2017	1.51	12,353	18,595	1.25%	31.0%	12/31/2017	1.53	0	0	1.00%	31.3%	12/31/2017	1.55	0	0	0.75%	31.6%
12/31/2016	1.15	13,108	15,067	1.25%	2.7%	12/31/2016	1.16	0	0	1.00%	2.9%	12/31/2016	1.18	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	0	$0	0.50%	24.2%	12/31/2020	$2.21	0	$0	0.25%	24.5%	12/31/2020	$2.26	19	$42	0.00%	24.9%
12/31/2019	1.74	0	0	0.50%	26.9%	12/31/2019	1.77	0	0	0.25%	27.2%	12/31/2019	1.81	15	27	0.00%	27.6%
12/31/2018	1.37	0	0	0.50%	-12.7%	12/31/2018	1.39	0	0	0.25%	-12.5%	12/31/2018	1.42	14	19	0.00%	-12.3%
12/31/2017	1.57	0	0	0.50%	31.9%	12/31/2017	1.59	0	0	0.25%	32.3%	12/31/2017	1.61	12	20	0.00%	32.6%
12/31/2016	1.19	0	0	0.50%	3.4%	12/31/2016	1.20	0	0	0.25%	3.7%	12/31/2016	1.22	9	10	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.1%
2018	0.8%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R3 Class - 06-691
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$931,225	$694,465	10,735
Receivables: investments sold	-
Payables: investments purchased	(1,922)
Net assets	$929,303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$929,303	471,591	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.06
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$929,303	471,591

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,131)
Net investment income (loss)	(10,131)

Gain (loss) on investments:
Net realized gain (loss)	32,170
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	172,306
Net gain (loss)	204,476

Increase (decrease) in net assets from operations	$194,345

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,131)	$(4,625)
Net realized gain (loss)	32,170	81,824
Realized gain distributions	-	19,463
Net change in unrealized appreciation (depreciation)	172,306	82,389

Increase (decrease) in net assets from operations	194,345	179,051

Contract owner transactions:
Proceeds from units sold	189,605	483,792
Cost of units redeemed	(215,835)	(597,896)
Account charges	(1,297)	(1,645)
Increase (decrease)	(27,527)	(115,749)
Net increase (decrease)	166,818	63,302
Net assets, beginning	762,485	699,183
Net assets, ending	$929,303	$762,485

Units sold	121,863	353,475
Units redeemed	(125,929)	(425,574)
Net increase (decrease)	(4,066)	(72,099)
Units outstanding, beginning	475,657	547,756
Units outstanding, ending	471,591	475,657

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,065,164
Cost of units redeemed/account charges	(1,534,550)
Net investment income (loss)	(28,616)
Net realized gain (loss)	138,458
Realized gain distributions	52,087
Net change in unrealized appreciation (depreciation)	236,760
Net assets	$929,303

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	472	$929	1.25%	22.9%	12/31/2020	$2.01	0	$0	1.00%	23.2%	12/31/2020	$2.06	0	$0	0.75%	23.5%
12/31/2019	1.60	476	762	1.25%	25.6%	12/31/2019	1.63	0	0	1.00%	25.9%	12/31/2019	1.67	0	0	0.75%	26.2%
12/31/2018	1.28	548	699	1.25%	-13.6%	12/31/2018	1.30	0	0	1.00%	-13.4%	12/31/2018	1.32	0	0	0.75%	-13.2%
12/31/2017	1.48	496	732	1.25%	30.6%	12/31/2017	1.50	0	0	1.00%	30.9%	12/31/2017	1.52	0	0	0.75%	31.2%
12/31/2016	1.13	422	477	1.25%	2.3%	12/31/2016	1.15	0	0	1.00%	2.6%	12/31/2016	1.16	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	0	$0	0.50%	23.9%	12/31/2020	$2.15	0	$0	0.25%	24.2%	12/31/2020	$2.19	0	$0	0.00%	24.5%
12/31/2019	1.70	0	0	0.50%	26.5%	12/31/2019	1.73	0	0	0.25%	26.8%	12/31/2019	1.76	0	0	0.00%	27.2%
12/31/2018	1.34	0	0	0.50%	-13.0%	12/31/2018	1.36	0	0	0.25%	-12.8%	12/31/2018	1.39	0	0	0.00%	-12.5%
12/31/2017	1.54	0	0	0.50%	31.5%	12/31/2017	1.56	0	0	0.25%	31.9%	12/31/2017	1.59	0	0	0.00%	32.2%
12/31/2016	1.17	0	0	0.50%	3.1%	12/31/2016	1.19	0	0	0.25%	3.3%	12/31/2016	1.20	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.8%
2018	0.6%
2017	0.9%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R4 Class - 06-332
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,921,282	$2,026,135	36,463
Receivables: investments sold	-
Payables: investments purchased	(45,013)
Net assets	$2,876,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,876,269	1,165,400	$2.47
Band 100	-	-	2.55
Band 75	-	-	2.64
Band 50	-	-	2.72
Band 25	-	-	2.81
Band 0	-	-	2.91
Total	$2,876,269	1,165,400

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(29,252)
Net investment income (loss)	(29,252)

Gain (loss) on investments:
Net realized gain (loss)	179,618
Realized gain distributions	48,995
Net change in unrealized appreciation (depreciation)	601,457
Net gain (loss)	830,070

Increase (decrease) in net assets from operations	$800,818

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,252)	$(29,335)
Net realized gain (loss)	179,618	76,728
Realized gain distributions	48,995	98,782
Net change in unrealized appreciation (depreciation)	601,457	430,767

Increase (decrease) in net assets from operations	800,818	576,942

Contract owner transactions:
Proceeds from units sold	930,471	782,313
Cost of units redeemed	(1,233,068)	(1,082,600)
Account charges	(199)	(1,021)
Increase (decrease)	(302,796)	(301,308)
Net increase (decrease)	498,022	275,634
Net assets, beginning	2,378,247	2,102,613
Net assets, ending	$2,876,269	$2,378,247

Units sold	512,800	473,883
Units redeemed	(655,646)	(659,755)
Net increase (decrease)	(142,846)	(185,872)
Units outstanding, beginning	1,308,246	1,494,118
Units outstanding, ending	1,165,400	1,308,246

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,085,252
Cost of units redeemed/account charges	(7,046,012)
Net investment income (loss)	(165,838)
Net realized gain (loss)	456,165
Realized gain distributions	651,555
Net change in unrealized appreciation (depreciation)	895,147
Net assets	$2,876,269

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.47	1,165	$2,876	1.25%	35.8%	12/31/2020	$2.55	0	$0	1.00%	36.1%	12/31/2020	$2.64	0	$0	0.75%	36.4%
12/31/2019	1.82	1,308	2,378	1.25%	29.2%	12/31/2019	1.87	0	0	1.00%	29.5%	12/31/2019	1.93	0	0	0.75%	29.8%
12/31/2018	1.41	1,494	2,103	1.25%	-10.8%	12/31/2018	1.45	0	0	1.00%	-10.6%	12/31/2018	1.49	0	0	0.75%	-10.4%
12/31/2017	1.58	1,001	1,580	1.25%	25.3%	12/31/2017	1.62	0	0	1.00%	25.6%	12/31/2017	1.66	0	0	0.75%	25.9%
12/31/2016	1.26	1,808	2,277	1.25%	4.5%	12/31/2016	1.29	0	0	1.00%	4.7%	12/31/2016	1.32	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.72	0	$0	0.50%	36.8%	12/31/2020	$2.81	0	$0	0.25%	37.1%	12/31/2020	$2.91	0	$0	0.00%	37.5%
12/31/2019	1.99	0	0	0.50%	30.2%	12/31/2019	2.05	0	0	0.25%	30.5%	12/31/2019	2.12	0	0	0.00%	30.8%
12/31/2018	1.53	0	0	0.50%	-10.2%	12/31/2018	1.57	0	0	0.25%	-9.9%	12/31/2018	1.62	0	0	0.00%	-9.7%
12/31/2017	1.70	0	0	0.50%	26.2%	12/31/2017	1.75	0	0	0.25%	26.5%	12/31/2017	1.79	0	0	0.00%	26.8%
12/31/2016	1.35	0	0	0.50%	5.2%	12/31/2016	1.38	0	0	0.25%	5.5%	12/31/2016	1.41	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R3 Class - 06-333
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,365,359	$1,554,594	31,443
Receivables: investments sold	-
Payables: investments purchased	(1,743)
Net assets	$2,363,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,007,218	849,239	$2.36
Band 100	262,986	107,671	2.44
Band 75	-	-	2.52
Band 50	-	-	2.61
Band 25	-	-	2.70
Band 0	93,412	33,537	2.79
Total	$2,363,616	990,447

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(21,827)
Net investment income (loss)	(21,827)

Gain (loss) on investments:
Net realized gain (loss)	41,000
Realized gain distributions	39,404
Net change in unrealized appreciation (depreciation)	549,835
Net gain (loss)	630,239

Increase (decrease) in net assets from operations	$608,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,827)	$(22,847)
Net realized gain (loss)	41,000	46,936
Realized gain distributions	39,404	88,308
Net change in unrealized appreciation (depreciation)	549,835	365,441

Increase (decrease) in net assets from operations	608,412	477,838

Contract owner transactions:
Proceeds from units sold	185,743	239,716
Cost of units redeemed	(359,835)	(480,523)
Account charges	(1,348)	(1,354)
Increase (decrease)	(175,440)	(242,161)
Net increase (decrease)	432,972	235,677
Net assets, beginning	1,930,644	1,694,967
Net assets, ending	$2,363,616	$1,930,644

Units sold	104,968	153,197
Units redeemed	(210,909)	(298,683)
Net increase (decrease)	(105,941)	(145,486)
Units outstanding, beginning	1,096,388	1,241,874
Units outstanding, ending	990,447	1,096,388

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,655,394
Cost of units redeemed/account charges	(6,333,992)
Net investment income (loss)	(188,941)
Net realized gain (loss)	640,145
Realized gain distributions	780,245
Net change in unrealized appreciation (depreciation)	810,765
Net assets	$2,363,616

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.36	849	$2,007	1.25%	35.4%	12/31/2020	$2.44	108	$263	1.00%	35.7%	12/31/2020	$2.52	0	$0	0.75%	36.0%
12/31/2019	1.75	928	1,621	1.25%	28.8%	12/31/2019	1.80	137	247	1.00%	29.1%	12/31/2019	1.86	0	0	0.75%	29.4%
12/31/2018	1.36	1,077	1,461	1.25%	-11.1%	12/31/2018	1.39	135	188	1.00%	-10.9%	12/31/2018	1.43	0	0	0.75%	-10.7%
12/31/2017	1.53	1,129	1,722	1.25%	24.9%	12/31/2017	1.56	180	282	1.00%	25.2%	12/31/2017	1.60	0	0	0.75%	25.5%
12/31/2016	1.22	1,158	1,414	1.25%	4.2%	12/31/2016	1.25	264	329	1.00%	4.4%	12/31/2016	1.28	0	0	0.75%	4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.61	0	$0	0.50%	36.4%	12/31/2020	$2.70	0	$0	0.25%	36.7%	12/31/2020	$2.79	34	$93	0.00%	37.1%
12/31/2019	1.91	0	0	0.50%	29.8%	12/31/2019	1.97	0	0	0.25%	30.1%	12/31/2019	2.03	31	62	0.00%	30.4%
12/31/2018	1.47	0	0	0.50%	-10.4%	12/31/2018	1.52	0	0	0.25%	-10.2%	12/31/2018	1.56	30	46	0.00%	-10.0%
12/31/2017	1.65	0	0	0.50%	25.8%	12/31/2017	1.69	0	0	0.25%	26.1%	12/31/2017	1.73	27	46	0.00%	26.5%
12/31/2016	1.31	0	0	0.50%	4.9%	12/31/2016	1.34	0	0	0.25%	5.2%	12/31/2016	1.37	25	34	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R4 Class - 06-216
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,463,215	$17,176,802	379,925
Receivables: investments sold	-
Payables: investments purchased	(69,016)
Net assets	$25,394,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,394,199	6,971,292	$3.64
Band 100	-	-	3.77
Band 75	-	-	3.91
Band 50	-	-	4.05
Band 25	-	-	4.20
Band 0	-	-	4.35
Total	$25,394,199	6,971,292

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$53,269
Mortality & expense charges	(271,105)
Net investment income (loss)	(217,836)

Gain (loss) on investments:
Net realized gain (loss)	1,258,824
Realized gain distributions	997,889
Net change in unrealized appreciation (depreciation)	4,978,182
Net gain (loss)	7,234,895

Increase (decrease) in net assets from operations	$7,017,059

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(217,836)	$(206,448)
Net realized gain (loss)	1,258,824	2,700,909
Realized gain distributions	997,889	1,366,476
Net change in unrealized appreciation (depreciation)	4,978,182	2,635,749

Increase (decrease) in net assets from operations	7,017,059	6,496,686

Contract owner transactions:
Proceeds from units sold	3,091,360	3,363,351
Cost of units redeemed	(6,340,921)	(13,693,975)
Account charges	(8,248)	(11,740)
Increase (decrease)	(3,257,809)	(10,342,364)
Net increase (decrease)	3,759,250	(3,845,678)
Net assets, beginning	21,634,949	25,480,627
Net assets, ending	$25,394,199	$21,634,949

Units sold	1,034,284	1,714,429
Units redeemed	(2,145,460)	(5,674,175)
Net increase (decrease)	(1,111,176)	(3,959,746)
Units outstanding, beginning	8,082,468	12,042,214
Units outstanding, ending	6,971,292	8,082,468

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$125,571,272
Cost of units redeemed/account charges	(141,589,701)
Net investment income (loss)	(2,138,401)
Net realized gain (loss)	16,216,450
Realized gain distributions	19,048,166
Net change in unrealized appreciation (depreciation)	8,286,413
Net assets	$25,394,199

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.64	6,971	$25,394	1.25%	36.1%	12/31/2020	$3.77	0	$0	1.00%	36.4%	12/31/2020	$3.91	0	$0	0.75%	36.8%
12/31/2019	2.68	8,082	21,635	1.25%	26.5%	12/31/2019	2.77	0	0	1.00%	26.8%	12/31/2019	2.86	0	0	0.75%	27.1%
12/31/2018	2.12	12,042	25,481	1.25%	-4.2%	12/31/2018	2.18	0	0	1.00%	-3.9%	12/31/2018	2.25	0	0	0.75%	-3.7%
12/31/2017	2.21	15,274	33,725	1.25%	24.5%	12/31/2017	2.27	0	0	1.00%	24.8%	12/31/2017	2.33	0	0	0.75%	25.1%
12/31/2016	1.77	17,564	31,142	1.25%	7.1%	12/31/2016	1.82	0	0	1.00%	7.4%	12/31/2016	1.87	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.05	0	$0	0.50%	37.1%	12/31/2020	$4.20	0	$0	0.25%	37.5%	12/31/2020	$4.35	0	$0	0.00%	37.8%
12/31/2019	2.96	0	0	0.50%	27.5%	12/31/2019	3.05	0	0	0.25%	27.8%	12/31/2019	3.16	0	0	0.00%	28.1%
12/31/2018	2.32	0	0	0.50%	-3.4%	12/31/2018	2.39	0	0	0.25%	-3.2%	12/31/2018	2.46	0	0	0.00%	-3.0%
12/31/2017	2.40	0	0	0.50%	25.5%	12/31/2017	2.47	0	0	0.25%	25.8%	12/31/2017	2.54	0	0	0.00%	26.1%
12/31/2016	1.91	0	0	0.50%	7.9%	12/31/2016	1.96	0	0	0.25%	8.2%	12/31/2016	2.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.6%
2018	0.5%
2017	0.5%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R3 Class - 06-179
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,941,348	$12,023,875	271,167
Receivables: investments sold	-
Payables: investments purchased	(33,423)
Net assets	$17,907,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,675,538	4,294,623	$3.65
Band 100	2,223,499	586,766	3.79
Band 75	-	-	3.93
Band 50	8,888	2,176	4.08
Band 25	-	-	4.24
Band 0	-	-	4.40
Total	$17,907,925	4,883,565

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(187,586)
Net investment income (loss)	(187,586)

Gain (loss) on investments:
Net realized gain (loss)	1,410,610
Realized gain distributions	715,913
Net change in unrealized appreciation (depreciation)	3,183,572
Net gain (loss)	5,310,095

Increase (decrease) in net assets from operations	$5,122,509

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(187,586)	$(129,499)
Net realized gain (loss)	1,410,610	557,513
Realized gain distributions	715,913	1,071,693
Net change in unrealized appreciation (depreciation)	3,183,572	2,257,365

Increase (decrease) in net assets from operations	5,122,509	3,757,072

Contract owner transactions:
Proceeds from units sold	1,835,503	2,905,852
Cost of units redeemed	(6,244,828)	(3,751,542)
Account charges	(6,975)	(7,473)
Increase (decrease)	(4,416,300)	(853,163)
Net increase (decrease)	706,209	2,903,909
Net assets, beginning	17,201,716	14,297,807
Net assets, ending	$17,907,925	$17,201,716

Units sold	733,127	1,290,030
Units redeemed	(2,140,327)	(1,602,342)
Net increase (decrease)	(1,407,200)	(312,312)
Units outstanding, beginning	6,290,765	6,603,077
Units outstanding, ending	4,883,565	6,290,765

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$69,061,514
Cost of units redeemed/account charges	(78,731,122)
Net investment income (loss)	(2,032,538)
Net realized gain (loss)	12,921,459
Realized gain distributions	10,771,139
Net change in unrealized appreciation (depreciation)	5,917,473
Net assets	$17,907,925

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.65	4,295	$15,676	1.25%	35.7%	12/31/2020	$3.79	587	$2,223	1.00%	36.0%	12/31/2020	$3.93	0	$0	0.75%	36.4%
12/31/2019	2.69	5,231	14,071	1.25%	26.1%	12/31/2019	2.79	635	1,768	1.00%	26.4%	12/31/2019	2.89	0	0	0.75%	26.8%
12/31/2018	2.13	5,463	11,652	1.25%	-4.5%	12/31/2018	2.20	703	1,549	1.00%	-4.2%	12/31/2018	2.28	0	0	0.75%	-4.0%
12/31/2017	2.23	7,495	16,732	1.25%	24.2%	12/31/2017	2.30	856	1,970	1.00%	24.5%	12/31/2017	2.37	0	0	0.75%	24.8%
12/31/2016	1.80	7,871	14,153	1.25%	6.8%	12/31/2016	1.85	933	1,724	1.00%	7.0%	12/31/2016	1.90	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.08	2	$9	0.50%	36.7%	12/31/2020	$4.24	0	$0	0.25%	37.0%	12/31/2020	$4.40	0	$0	0.00%	37.4%
12/31/2019	2.99	3	7	0.50%	27.1%	12/31/2019	3.09	0	0	0.25%	27.4%	12/31/2019	3.20	423	1,355	0.00%	27.7%
12/31/2018	2.35	0	1	0.50%	-3.7%	12/31/2018	2.43	0	0	0.25%	-3.5%	12/31/2018	2.51	437	1,096	0.00%	-3.2%
12/31/2017	2.44	0	1	0.50%	25.1%	12/31/2017	2.52	0	0	0.25%	25.4%	12/31/2017	2.59	406	1,054	0.00%	25.7%
12/31/2016	1.95	0	0	0.50%	7.6%	12/31/2016	2.01	0	0	0.25%	7.8%	12/31/2016	2.06	651	1,343	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.2%
2017	0.2%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R4 Class - 06-448
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,884,797	$32,897,490	761,719
Receivables: investments sold	94,546
Payables: investments purchased	-
Net assets	$37,979,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,601,796	12,017,969	$3.13
Band 100	-	-	3.22
Band 75	-	-	3.31
Band 50	-	-	3.40
Band 25	-	-	3.49
Band 0	377,547	105,121	3.59
Total	$37,979,343	12,123,090

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$678,426
Mortality & expense charges	(449,854)
Net investment income (loss)	228,572

Gain (loss) on investments:
Net realized gain (loss)	855,120
Realized gain distributions	496,587
Net change in unrealized appreciation (depreciation)	222,577
Net gain (loss)	1,574,284

Increase (decrease) in net assets from operations	$1,802,856

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$228,572	$326,249
Net realized gain (loss)	855,120	763,977
Realized gain distributions	496,587	2,119,508
Net change in unrealized appreciation (depreciation)	222,577	4,961,158

Increase (decrease) in net assets from operations	1,802,856	8,170,892

Contract owner transactions:
Proceeds from units sold	4,031,745	16,312,567
Cost of units redeemed	(15,411,925)	(9,893,782)
Account charges	(7,985)	(11,583)
Increase (decrease)	(11,388,165)	6,407,202
Net increase (decrease)	(9,585,309)	14,578,094
Net assets, beginning	47,564,652	32,986,558
Net assets, ending	$37,979,343	$47,564,652

Units sold	1,508,368	5,947,537
Units redeemed	(5,330,920)	(3,653,502)
Net increase (decrease)	(3,822,552)	2,294,035
Units outstanding, beginning	15,945,642	13,651,607
Units outstanding, ending	12,123,090	15,945,642

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$81,129,698
Cost of units redeemed/account charges	(63,346,732)
Net investment income (loss)	1,544,047
Net realized gain (loss)	4,311,360
Realized gain distributions	9,353,663
Net change in unrealized appreciation (depreciation)	4,987,307
Net assets	$37,979,343

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.13	12,018	$37,602	1.25%	6.4%	12/31/2020	$3.22	0	$0	1.00%	6.6%	12/31/2020	$3.31	0	$0	0.75%	6.9%
12/31/2019	2.94	14,264	41,956	1.25%	23.9%	12/31/2019	3.02	0	0	1.00%	24.2%	12/31/2019	3.09	0	0	0.75%	24.5%
12/31/2018	2.37	11,600	27,535	1.25%	-4.2%	12/31/2018	2.43	0	0	1.00%	-4.0%	12/31/2018	2.48	0	0	0.75%	-3.7%
12/31/2017	2.48	13,373	33,138	1.25%	18.6%	12/31/2017	2.53	0	0	1.00%	18.9%	12/31/2017	2.58	0	0	0.75%	19.2%
12/31/2016	2.09	14,859	31,038	1.25%	12.0%	12/31/2016	2.13	0	0	1.00%	12.2%	12/31/2016	2.16	0	0	0.75%	12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.40	0	$0	0.50%	7.2%	12/31/2020	$3.49	0	$0	0.25%	7.4%	12/31/2020	$3.59	105	$378	0.00%	7.7%
12/31/2019	3.17	0	0	0.50%	24.9%	12/31/2019	3.25	0	0	0.25%	25.2%	12/31/2019	3.33	1,682	5,608	0.00%	25.5%
12/31/2018	2.54	0	0	0.50%	-3.5%	12/31/2018	2.60	0	0	0.25%	-3.2%	12/31/2018	2.66	2,051	5,451	0.00%	-3.0%
12/31/2017	2.63	0	0	0.50%	19.5%	12/31/2017	2.69	0	0	0.25%	19.8%	12/31/2017	2.74	2,129	5,833	0.00%	20.1%
12/31/2016	2.20	0	0	0.50%	12.8%	12/31/2016	2.24	0	0	0.25%	13.1%	12/31/2016	2.28	2,391	5,454	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.9%
2018	1.9%
2017	1.9%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R3 Class - 06-449
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,495,088	$3,904,474	90,979
Receivables: investments sold	24,767
Payables: investments purchased	-
Net assets	$4,519,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,383,372	1,448,909	$3.03
Band 100	-	-	3.11
Band 75	-	-	3.20
Band 50	-	-	3.29
Band 25	-	-	3.38
Band 0	136,483	39,301	3.47
Total	$4,519,855	1,488,210

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$76,687
Mortality & expense charges	(55,770)
Net investment income (loss)	20,917

Gain (loss) on investments:
Net realized gain (loss)	120,442
Realized gain distributions	60,181
Net change in unrealized appreciation (depreciation)	(122,456)
Net gain (loss)	58,167

Increase (decrease) in net assets from operations	$79,084

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,917	$35,231
Net realized gain (loss)	120,442	168,372
Realized gain distributions	60,181	345,575
Net change in unrealized appreciation (depreciation)	(122,456)	860,454

Increase (decrease) in net assets from operations	79,084	1,409,632

Contract owner transactions:
Proceeds from units sold	1,324,840	1,640,435
Cost of units redeemed	(3,620,002)	(2,302,187)
Account charges	(3,025)	(3,402)
Increase (decrease)	(2,298,187)	(665,154)
Net increase (decrease)	(2,219,103)	744,478
Net assets, beginning	6,738,958	5,994,480
Net assets, ending	$4,519,855	$6,738,958

Units sold	565,861	689,491
Units redeemed	(1,406,866)	(899,676)
Net increase (decrease)	(841,005)	(210,185)
Units outstanding, beginning	2,329,215	2,539,400
Units outstanding, ending	1,488,210	2,329,215

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,887,387
Cost of units redeemed/account charges	(14,777,580)
Net investment income (loss)	208,695
Net realized gain (loss)	931,166
Realized gain distributions	1,679,573
Net change in unrealized appreciation (depreciation)	590,614
Net assets	$4,519,855

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.03	1,449	$4,383	1.25%	6.0%	12/31/2020	$3.11	0	$0	1.00%	6.3%	12/31/2020	$3.20	0	$0	0.75%	6.6%
12/31/2019	2.85	2,085	5,949	1.25%	23.6%	12/31/2019	2.93	0	0	1.00%	23.9%	12/31/2019	3.00	0	0	0.75%	24.2%
12/31/2018	2.31	2,066	4,770	1.25%	-4.5%	12/31/2018	2.36	0	0	1.00%	-4.3%	12/31/2018	2.42	0	0	0.75%	-4.0%
12/31/2017	2.42	2,273	5,495	1.25%	18.2%	12/31/2017	2.47	0	0	1.00%	18.5%	12/31/2017	2.52	0	0	0.75%	18.8%
12/31/2016	2.04	2,150	4,396	1.25%	11.6%	12/31/2016	2.08	0	0	1.00%	11.9%	12/31/2016	2.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.29	0	$0	0.50%	6.8%	12/31/2020	$3.38	0	$0	0.25%	7.1%	12/31/2020	$3.47	39	$136	0.00%	7.4%
12/31/2019	3.08	0	0	0.50%	24.5%	12/31/2019	3.15	0	0	0.25%	24.8%	12/31/2019	3.23	244	790	0.00%	25.1%
12/31/2018	2.47	0	0	0.50%	-3.8%	12/31/2018	2.53	0	0	0.25%	-3.5%	12/31/2018	2.59	474	1,224	0.00%	-3.3%
12/31/2017	2.57	0	0	0.50%	19.1%	12/31/2017	2.62	0	0	0.25%	19.4%	12/31/2017	2.67	257	686	0.00%	19.7%
12/31/2016	2.16	0	0	0.50%	12.4%	12/31/2016	2.19	0	0	0.25%	12.7%	12/31/2016	2.23	266	593	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.7%
2018	1.5%
2017	1.6%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,757,483	$1,651,756	150,653
Receivables: investments sold	2,152
Payables: investments purchased	-
Net assets	$1,759,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,759,635	1,411,164	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$1,759,635	1,411,164

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,392
Mortality & expense charges	(23,837)
Net investment income (loss)	11,555

Gain (loss) on investments:
Net realized gain (loss)	20,512
Realized gain distributions	22,538
Net change in unrealized appreciation (depreciation)	62,644
Net gain (loss)	105,694

Increase (decrease) in net assets from operations	$117,249

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,555	$17,426
Net realized gain (loss)	20,512	683
Realized gain distributions	22,538	32,620
Net change in unrealized appreciation (depreciation)	62,644	142,592

Increase (decrease) in net assets from operations	117,249	193,321

Contract owner transactions:
Proceeds from units sold	213,131	794,790
Cost of units redeemed	(889,814)	(91,718)
Account charges	(1,003)	(746)
Increase (decrease)	(677,686)	702,326
Net increase (decrease)	(560,437)	895,647
Net assets, beginning	2,320,072	1,424,425
Net assets, ending	$1,759,635	$2,320,072

Units sold	187,298	715,349
Units redeemed	(770,495)	(89,448)
Net increase (decrease)	(583,197)	625,901
Units outstanding, beginning	1,994,361	1,368,460
Units outstanding, ending	1,411,164	1,994,361

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,915,689
Cost of units redeemed/account charges	(1,432,769)
Net investment income (loss)	42,041
Net realized gain (loss)	43,809
Realized gain distributions	85,138
Net change in unrealized appreciation (depreciation)	105,727
Net assets	$1,759,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	1,411	$1,760	1.25%	7.2%	12/31/2020	$1.26	0	$0	1.00%	7.5%	12/31/2020	$1.28	0	$0	0.75%	7.7%
12/31/2019	1.16	1,994	2,320	1.25%	11.8%	12/31/2019	1.18	0	0	1.00%	12.0%	12/31/2019	1.19	0	0	0.75%	12.3%
12/31/2018	1.04	1,368	1,424	1.25%	-4.4%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.06	0	0	0.75%	-3.9%
12/31/2017	1.09	421	458	1.25%	8.3%	12/31/2017	1.10	0	0	1.00%	8.6%	12/31/2017	1.10	0	0	0.75%	8.9%
12/31/2016	1.01	298	299	1.25%	5.4%	12/31/2016	1.01	0	0	1.00%	5.7%	12/31/2016	1.01	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	8.0%	12/31/2020	$1.32	0	$0	0.25%	8.3%	12/31/2020	$1.34	0	$0	0.00%	8.5%
12/31/2019	1.20	0	0	0.50%	12.6%	12/31/2019	1.22	0	0	0.25%	12.9%	12/31/2019	1.23	0	0	0.00%	13.2%
12/31/2018	1.07	0	0	0.50%	-3.7%	12/31/2018	1.08	0	0	0.25%	-3.4%	12/31/2018	1.09	0	0	0.00%	-3.2%
12/31/2017	1.11	0	0	0.50%	9.1%	12/31/2017	1.12	0	0	0.25%	9.4%	12/31/2017	1.12	0	0	0.00%	9.7%
12/31/2016	1.02	0	0	0.50%	6.2%	12/31/2016	1.02	0	0	0.25%	6.5%	12/31/2016	1.03	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.6%
2017	1.6%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,132,911	$1,058,546	96,817
Receivables: investments sold	2,758
Payables: investments purchased	-
Net assets	$1,135,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,135,669	895,428	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$1,135,669	895,428

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,107
Mortality & expense charges	(13,040)
Net investment income (loss)	13,067

Gain (loss) on investments:
Net realized gain (loss)	(271)
Realized gain distributions	14,426
Net change in unrealized appreciation (depreciation)	36,030
Net gain (loss)	50,185

Increase (decrease) in net assets from operations	$63,252

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,067	$7,479
Net realized gain (loss)	(271)	6,571
Realized gain distributions	14,426	16,849
Net change in unrealized appreciation (depreciation)	36,030	114,813

Increase (decrease) in net assets from operations	63,252	145,712

Contract owner transactions:
Proceeds from units sold	174,420	211,012
Cost of units redeemed	(307,723)	(405,113)
Account charges	(2,148)	(2,053)
Increase (decrease)	(135,451)	(196,154)
Net increase (decrease)	(72,199)	(50,442)
Net assets, beginning	1,207,868	1,258,310
Net assets, ending	$1,135,669	$1,207,868

Units sold	153,340	189,430
Units redeemed	(281,504)	(360,272)
Net increase (decrease)	(128,164)	(170,842)
Units outstanding, beginning	1,023,592	1,194,434
Units outstanding, ending	895,428	1,023,592

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,307,401
Cost of units redeemed/account charges	(1,366,389)
Net investment income (loss)	42,581
Net realized gain (loss)	17,485
Realized gain distributions	60,226
Net change in unrealized appreciation (depreciation)	74,365
Net assets	$1,135,669

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	895	$1,136	1.25%	7.5%	12/31/2020	$1.29	0	$0	1.00%	7.7%	12/31/2020	$1.30	0	$0	0.75%	8.0%
12/31/2019	1.18	1,024	1,208	1.25%	12.0%	12/31/2019	1.19	0	0	1.00%	12.3%	12/31/2019	1.21	0	0	0.75%	12.6%
12/31/2018	1.05	1,194	1,258	1.25%	-4.0%	12/31/2018	1.06	0	0	1.00%	-3.8%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	745	818	1.25%	8.6%	12/31/2017	1.10	0	0	1.00%	8.9%	12/31/2017	1.11	0	0	0.75%	9.2%
12/31/2016	1.01	199	201	1.25%	5.8%	12/31/2016	1.01	0	0	1.00%	6.1%	12/31/2016	1.02	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	8.3%	12/31/2020	$1.34	0	$0	0.25%	8.6%	12/31/2020	$1.36	0	$0	0.00%	8.8%
12/31/2019	1.22	0	0	0.50%	12.9%	12/31/2019	1.24	0	0	0.25%	13.1%	12/31/2019	1.25	0	0	0.00%	13.4%
12/31/2018	1.08	0	0	0.50%	-3.3%	12/31/2018	1.09	0	0	0.25%	-3.0%	12/31/2018	1.10	0	0	0.00%	-2.8%
12/31/2017	1.12	0	0	0.50%	9.4%	12/31/2017	1.13	0	0	0.25%	9.7%	12/31/2017	1.13	0	0	0.00%	10.0%
12/31/2016	1.02	0	0	0.50%	6.6%	12/31/2016	1.03	0	0	0.25%	6.9%	12/31/2016	1.03	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	1.9%
2018	2.4%
2017	2.7%
2016	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$848,102	$781,747	68,387
Receivables: investments sold	-
Payables: investments purchased	(95)
Net assets	$848,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$848,007	665,144	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$848,007	665,144

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,704
Mortality & expense charges	(17,478)
Net investment income (loss)	226

Gain (loss) on investments:
Net realized gain (loss)	70,165
Realized gain distributions	13,104
Net change in unrealized appreciation (depreciation)	(9,960)
Net gain (loss)	73,309

Increase (decrease) in net assets from operations	$73,535

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$226	$8,241
Net realized gain (loss)	70,165	6,227
Realized gain distributions	13,104	36,278
Net change in unrealized appreciation (depreciation)	(9,960)	167,910

Increase (decrease) in net assets from operations	73,535	218,656

Contract owner transactions:
Proceeds from units sold	170,232	316,259
Cost of units redeemed	(1,256,978)	(472,772)
Account charges	(1,627)	(1,407)
Increase (decrease)	(1,088,373)	(157,920)
Net increase (decrease)	(1,014,838)	60,736
Net assets, beginning	1,862,845	1,802,109
Net assets, ending	$848,007	$1,862,845

Units sold	147,383	291,464
Units redeemed	(1,058,938)	(433,729)
Net increase (decrease)	(911,555)	(142,265)
Units outstanding, beginning	1,576,699	1,718,964
Units outstanding, ending	665,144	1,576,699

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,977,571
Cost of units redeemed/account charges	(2,428,444)
Net investment income (loss)	30,190
Net realized gain (loss)	90,290
Realized gain distributions	112,045
Net change in unrealized appreciation (depreciation)	66,355
Net assets	$848,007

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	665	$848	1.25%	7.9%	12/31/2020	$1.29	0	$0	1.00%	8.2%	12/31/2020	$1.31	0	$0	0.75%	8.4%
12/31/2019	1.18	1,577	1,863	1.25%	12.7%	12/31/2019	1.20	0	0	1.00%	13.0%	12/31/2019	1.21	0	0	0.75%	13.3%
12/31/2018	1.05	1,719	1,802	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	1,661	1,825	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.5%	12/31/2017	1.11	0	0	0.75%	9.7%
12/31/2016	1.01	277	279	1.25%	5.5%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.01	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	8.7%	12/31/2020	$1.35	0	$0	0.25%	9.0%	12/31/2020	$1.37	0	$0	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	13.5%	12/31/2019	1.24	0	0	0.25%	13.8%	12/31/2019	1.25	0	0	0.00%	14.1%
12/31/2018	1.08	0	0	0.50%	-3.8%	12/31/2018	1.09	0	0	0.25%	-3.6%	12/31/2018	1.10	0	0	0.00%	-3.4%
12/31/2017	1.12	0	0	0.50%	10.0%	12/31/2017	1.13	0	0	0.25%	10.3%	12/31/2017	1.13	0	0	0.00%	10.6%
12/31/2016	1.02	0	0	0.50%	6.3%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.03	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.7%
2018	1.6%
2017	2.2%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,604,284	$1,497,533	128,768
Receivables: investments sold	1,455
Payables: investments purchased	-
Net assets	$1,605,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,605,739	1,238,824	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,605,739	1,238,824
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$37,140
Mortality & expense charges	(18,226)
Net investment income (loss)	18,914

Gain (loss) on investments:
Net realized gain (loss)	(1,092)
Realized gain distributions	24,645
Net change in unrealized appreciation (depreciation)	77,046
Net gain (loss)	100,599

Increase (decrease) in net assets from operations	$119,513

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,914	$10,025
Net realized gain (loss)	(1,092)	(555)
Realized gain distributions	24,645	28,144
Net change in unrealized appreciation (depreciation)	77,046	149,179

Increase (decrease) in net assets from operations	119,513	186,793

Contract owner transactions:
Proceeds from units sold	288,111	170,282
Cost of units redeemed	(257,620)	(471,714)
Account charges	(1,828)	(1,166)
Increase (decrease)	28,663	(302,598)
Net increase (decrease)	148,176	(115,805)
Net assets, beginning	1,457,563	1,573,368
Net assets, ending	$1,605,739	$1,457,563

Units sold	245,346	148,674
Units redeemed	(222,247)	(417,948)
Net increase (decrease)	23,099	(269,274)
Units outstanding, beginning	1,215,725	1,484,999
Units outstanding, ending	1,238,824	1,215,725

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,594,126
Cost of units redeemed/account charges	(2,263,439)
Net investment income (loss)	50,117
Net realized gain (loss)	19,084
Realized gain distributions	99,100
Net change in unrealized appreciation (depreciation)	106,751
Net assets	$1,605,739

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	1,239	$1,606	1.25%	8.1%	12/31/2020	$1.31	0	$0	1.00%	8.4%	12/31/2020	$1.33	0	$0	0.75%	8.7%
12/31/2019	1.20	1,216	1,458	1.25%	13.2%	12/31/2019	1.21	0	0	1.00%	13.4%	12/31/2019	1.23	0	0	0.75%	13.7%
12/31/2018	1.06	1,485	1,573	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	1,056	1,169	1.25%	9.4%	12/31/2017	1.11	0	0	1.00%	9.7%	12/31/2017	1.12	0	0	0.75%	9.9%
12/31/2016	1.01	18	18	1.25%	5.9%	12/31/2016	1.02	0	0	1.00%	6.2%	12/31/2016	1.02	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	8.9%	12/31/2020	$1.37	0	$0	0.25%	9.2%	12/31/2020	$1.39	0	$0	0.00%	9.5%
12/31/2019	1.24	0	0	0.50%	14.0%	12/31/2019	1.26	0	0	0.25%	14.3%	12/31/2019	1.27	0	0	0.00%	14.6%
12/31/2018	1.09	0	0	0.50%	-3.5%	12/31/2018	1.10	0	0	0.25%	-3.3%	12/31/2018	1.11	0	0	0.00%	-3.0%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.14	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%
12/31/2016	1.02	0	0	0.50%	6.7%	12/31/2016	1.03	0	0	0.25%	7.0%	12/31/2016	1.03	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.9%
2018	2.2%
2017	3.2%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,233,632	$8,607,806	678,199
Receivables: investments sold	17,003
Payables: investments purchased	-
Net assets	$9,250,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,266,866	5,552,796	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	1,983,769	1,413,118	1.40
Total	$9,250,635	6,965,914

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$173,957
Mortality & expense charges	(91,889)
Net investment income (loss)	82,068

Gain (loss) on investments:
Net realized gain (loss)	114,367
Realized gain distributions	176,048
Net change in unrealized appreciation (depreciation)	452,029
Net gain (loss)	742,444

Increase (decrease) in net assets from operations	$824,512

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$82,068	$90,373
Net realized gain (loss)	114,367	12,953
Realized gain distributions	176,048	189,337
Net change in unrealized appreciation (depreciation)	452,029	354,882

Increase (decrease) in net assets from operations	824,512	647,545

Contract owner transactions:
Proceeds from units sold	1,026,586	6,865,389
Cost of units redeemed	(1,911,036)	(1,112,947)
Account charges	(5,102)	(4,816)
Increase (decrease)	(889,552)	5,747,626
Net increase (decrease)	(65,040)	6,395,171
Net assets, beginning	9,315,675	2,920,504
Net assets, ending	$9,250,635	$9,315,675

Units sold	874,231	5,938,229
Units redeemed	(1,579,951)	(1,022,729)
Net increase (decrease)	(705,720)	4,915,500
Units outstanding, beginning	7,671,634	2,756,134
Units outstanding, ending	6,965,914	7,671,634

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,562,420
Cost of units redeemed/account charges	(3,731,602)
Net investment income (loss)	192,849
Net realized gain (loss)	141,401
Realized gain distributions	459,741
Net change in unrealized appreciation (depreciation)	625,826
Net assets	$9,250,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	5,553	$7,267	1.25%	8.9%	12/31/2020	$1.33	0	$0	1.00%	9.2%	12/31/2020	$1.35	0	$0	0.75%	9.4%
12/31/2019	1.20	6,342	7,622	1.25%	13.4%	12/31/2019	1.22	0	0	1.00%	13.7%	12/31/2019	1.23	0	0	0.75%	14.0%
12/31/2018	1.06	2,756	2,921	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.3%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	1,783	1,979	1.25%	10.7%	12/31/2017	1.12	0	0	1.00%	11.0%	12/31/2017	1.12	0	0	0.75%	11.3%
12/31/2016	1.00	274	274	1.25%	5.1%	12/31/2016	1.01	0	0	1.00%	5.3%	12/31/2016	1.01	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	9.7%	12/31/2020	$1.38	0	$0	0.25%	10.0%	12/31/2020	$1.40	1,413	$1,984	0.00%	10.3%
12/31/2019	1.24	0	0	0.50%	14.3%	12/31/2019	1.26	0	0	0.25%	14.6%	12/31/2019	1.27	1,330	1,693	0.00%	14.9%
12/31/2018	1.09	0	0	0.50%	-3.8%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.6%	12/31/2017	1.14	0	0	0.25%	11.8%	12/31/2017	1.15	0	0	0.00%	12.1%
12/31/2016	1.01	0	0	0.50%	5.8%	12/31/2016	1.02	0	0	0.25%	6.1%	12/31/2016	1.02	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.3%
2018	1.7%
2017	1.8%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,204,373	$6,617,994	526,405
Receivables: investments sold	23,167
Payables: investments purchased	-
Net assets	$7,227,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,227,540	5,428,078	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$7,227,540	5,428,078

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$152,464
Mortality & expense charges	(98,133)
Net investment income (loss)	54,331

Gain (loss) on investments:
Net realized gain (loss)	131,847
Realized gain distributions	135,467
Net change in unrealized appreciation (depreciation)	237,316
Net gain (loss)	504,630

Increase (decrease) in net assets from operations	$558,961

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,331	$25,151
Net realized gain (loss)	131,847	213,809
Realized gain distributions	135,467	201,698
Net change in unrealized appreciation (depreciation)	237,316	1,143,382

Increase (decrease) in net assets from operations	558,961	1,584,040

Contract owner transactions:
Proceeds from units sold	1,014,720	1,600,276
Cost of units redeemed	(4,152,323)	(4,778,287)
Account charges	(5,640)	(12,622)
Increase (decrease)	(3,143,243)	(3,190,633)
Net increase (decrease)	(2,584,282)	(1,606,593)
Net assets, beginning	9,811,822	11,418,415
Net assets, ending	$7,227,540	$9,811,822

Units sold	842,697	1,398,030
Units redeemed	(3,460,050)	(4,011,742)
Net increase (decrease)	(2,617,353)	(2,613,712)
Units outstanding, beginning	8,045,431	10,659,143
Units outstanding, ending	5,428,078	8,045,431

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,719,636
Cost of units redeemed/account charges	(13,425,324)
Net investment income (loss)	202,306
Net realized gain (loss)	453,035
Realized gain distributions	691,508
Net change in unrealized appreciation (depreciation)	586,379
Net assets	$7,227,540

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	5,428	$7,228	1.25%	9.2%	12/31/2020	$1.35	0	$0	1.00%	9.5%	12/31/2020	$1.37	0	$0	0.75%	9.7%
12/31/2019	1.22	8,045	9,812	1.25%	13.8%	12/31/2019	1.23	0	0	1.00%	14.1%	12/31/2019	1.25	0	0	0.75%	14.4%
12/31/2018	1.07	10,659	11,418	1.25%	-4.3%	12/31/2018	1.08	0	0	1.00%	-4.1%	12/31/2018	1.09	0	0	0.75%	-3.8%
12/31/2017	1.12	7,045	7,885	1.25%	11.1%	12/31/2017	1.13	0	0	1.00%	11.4%	12/31/2017	1.13	0	0	0.75%	11.7%
12/31/2016	1.01	498	502	1.25%	5.3%	12/31/2016	1.01	0	0	1.00%	5.6%	12/31/2016	1.02	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	10.0%	12/31/2020	$1.41	0	$0	0.25%	10.3%	12/31/2020	$1.43	0	$0	0.00%	10.6%
12/31/2019	1.26	0	0	0.50%	14.7%	12/31/2019	1.28	0	0	0.25%	15.0%	12/31/2019	1.29	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	11.9%	12/31/2017	1.15	0	0	0.25%	12.2%	12/31/2017	1.16	0	0	0.00%	12.5%
12/31/2016	1.02	0	0	0.50%	6.1%	12/31/2016	1.02	0	0	0.25%	6.4%	12/31/2016	1.03	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.7%
2018	1.9%
2017	2.7%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,465,373	$8,462,995	624,997
Receivables: investments sold	59,586
Payables: investments purchased	-
Net assets	$9,524,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,826,316	5,663,352	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	1,698,643	1,145,912	1.48
Total	$9,524,959	6,809,264

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$128,473
Mortality & expense charges	(88,456)
Net investment income (loss)	40,017

Gain (loss) on investments:
Net realized gain (loss)	110,353
Realized gain distributions	175,382
Net change in unrealized appreciation (depreciation)	699,407
Net gain (loss)	985,142

Increase (decrease) in net assets from operations	$1,025,159

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40,017	$42,186
Net realized gain (loss)	110,353	(5,725)
Realized gain distributions	175,382	189,536
Net change in unrealized appreciation (depreciation)	699,407	623,481

Increase (decrease) in net assets from operations	1,025,159	849,478

Contract owner transactions:
Proceeds from units sold	2,087,395	6,120,637
Cost of units redeemed	(2,417,007)	(1,761,714)
Account charges	(4,913)	(3,867)
Increase (decrease)	(334,525)	4,355,056
Net increase (decrease)	690,634	5,204,534
Net assets, beginning	8,834,325	3,629,791
Net assets, ending	$9,524,959	$8,834,325

Units sold	1,671,575	5,211,126
Units redeemed	(1,907,880)	(1,553,117)
Net increase (decrease)	(236,305)	3,658,009
Units outstanding, beginning	7,045,569	3,387,560
Units outstanding, ending	6,809,264	7,045,569

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,172,494
Cost of units redeemed/account charges	(5,338,662)
Net investment income (loss)	87,911
Net realized gain (loss)	110,489
Realized gain distributions	490,349
Net change in unrealized appreciation (depreciation)	1,002,378
Net assets	$9,524,959

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	5,663	$7,826	1.25%	11.7%	12/31/2020	$1.40	0	$0	1.00%	11.9%	12/31/2020	$1.42	0	$0	0.75%	12.2%
12/31/2019	1.24	5,490	6,795	1.25%	15.5%	12/31/2019	1.25	0	0	1.00%	15.8%	12/31/2019	1.27	0	0	0.75%	16.1%
12/31/2018	1.07	3,388	3,630	1.25%	-5.2%	12/31/2018	1.08	0	0	1.00%	-5.0%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.13	1,626	1,838	1.25%	13.2%	12/31/2017	1.14	0	0	1.00%	13.4%	12/31/2017	1.15	0	0	0.75%	13.7%
12/31/2016	1.00	121	121	1.25%	5.2%	12/31/2016	1.00	0	0	1.00%	5.5%	12/31/2016	1.01	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	12.5%	12/31/2020	$1.46	0	$0	0.25%	12.8%	12/31/2020	$1.48	1,146	$1,699	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	1,556	2,039	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-4.5%	12/31/2018	1.11	0	0	0.25%	-4.3%	12/31/2018	1.12	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	14.0%	12/31/2017	1.16	0	0	0.25%	14.3%	12/31/2017	1.17	0	0	0.00%	14.6%
12/31/2016	1.01	0	0	0.50%	6.0%	12/31/2016	1.02	0	0	0.25%	6.3%	12/31/2016	1.02	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.7%
2018	1.6%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,066,664	$8,964,551	655,507
Receivables: investments sold	8,480
Payables: investments purchased	-
Net assets	$10,075,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,963,757	7,088,716	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	111,387	73,877	1.51
Total	$10,075,144	7,162,593

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$158,045
Mortality & expense charges	(137,302)
Net investment income (loss)	20,743

Gain (loss) on investments:
Net realized gain (loss)	406,919
Realized gain distributions	185,562
Net change in unrealized appreciation (depreciation)	599,368
Net gain (loss)	1,191,849

Increase (decrease) in net assets from operations	$1,212,592

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,743	$2,386
Net realized gain (loss)	406,919	248,585
Realized gain distributions	185,562	257,297
Net change in unrealized appreciation (depreciation)	599,368	1,495,635

Increase (decrease) in net assets from operations	1,212,592	2,003,903

Contract owner transactions:
Proceeds from units sold	2,736,105	2,919,481
Cost of units redeemed	(5,972,956)	(4,817,503)
Account charges	(15,870)	(18,334)
Increase (decrease)	(3,252,721)	(1,916,356)
Net increase (decrease)	(2,040,129)	87,547
Net assets, beginning	12,115,273	12,027,726
Net assets, ending	$10,075,144	$12,115,273

Units sold	2,188,004	2,496,785
Units redeemed	(4,674,133)	(3,955,268)
Net increase (decrease)	(2,486,129)	(1,458,483)
Units outstanding, beginning	9,648,722	11,107,205
Units outstanding, ending	7,162,593	9,648,722

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,079,275
Cost of units redeemed/account charges	(14,800,055)
Net investment income (loss)	94,628
Net realized gain (loss)	772,568
Realized gain distributions	826,615
Net change in unrealized appreciation (depreciation)	1,102,113
Net assets	$10,075,144

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	7,089	$9,964	1.25%	11.9%	12/31/2020	$1.43	0	$0	1.00%	12.2%	12/31/2020	$1.45	0	$0	0.75%	12.5%
12/31/2019	1.26	9,649	12,115	1.25%	16.0%	12/31/2019	1.27	0	0	1.00%	16.2%	12/31/2019	1.28	0	0	0.75%	16.5%
12/31/2018	1.08	11,107	12,028	1.25%	-5.0%	12/31/2018	1.09	0	0	1.00%	-4.7%	12/31/2018	1.10	0	0	0.75%	-4.5%
12/31/2017	1.14	5,615	6,399	1.25%	13.5%	12/31/2017	1.15	0	0	1.00%	13.8%	12/31/2017	1.15	0	0	0.75%	14.0%
12/31/2016	1.00	266	267	1.25%	5.6%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.01	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	12.8%	12/31/2020	$1.49	0	$0	0.25%	13.1%	12/31/2020	$1.51	74	$111	0.00%	13.3%
12/31/2019	1.30	0	0	0.50%	16.8%	12/31/2019	1.31	0	0	0.25%	17.1%	12/31/2019	1.33	0	0	0.00%	17.4%
12/31/2018	1.11	0	0	0.50%	-4.3%	12/31/2018	1.12	0	0	0.25%	-4.0%	12/31/2018	1.13	0	0	0.00%	-3.8%
12/31/2017	1.16	0	0	0.50%	14.3%	12/31/2017	1.17	0	0	0.25%	14.6%	12/31/2017	1.18	0	0	0.00%	14.9%
12/31/2016	1.02	0	0	0.50%	6.4%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.02	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.4%
2018	1.8%
2017	2.1%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,872,583	$8,660,704	594,706
Receivables: investments sold	11,440
Payables: investments purchased	-
Net assets	$9,884,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,249,420	6,403,531	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	634,603	409,566	1.55
Total	$9,884,023	6,813,097

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$105,851
Mortality & expense charges	(103,793)
Net investment income (loss)	2,058

Gain (loss) on investments:
Net realized gain (loss)	115,265
Realized gain distributions	211,530
Net change in unrealized appreciation (depreciation)	833,601
Net gain (loss)	1,160,396

Increase (decrease) in net assets from operations	$1,162,454

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,058	$11,414
Net realized gain (loss)	115,265	34,171
Realized gain distributions	211,530	226,590
Net change in unrealized appreciation (depreciation)	833,601	799,997

Increase (decrease) in net assets from operations	1,162,454	1,072,172

Contract owner transactions:
Proceeds from units sold	1,683,857	4,257,936
Cost of units redeemed	(1,794,125)	(1,641,629)
Account charges	(7,286)	(6,784)
Increase (decrease)	(117,554)	2,609,523
Net increase (decrease)	1,044,900	3,681,695
Net assets, beginning	8,839,123	5,157,428
Net assets, ending	$9,884,023	$8,839,123

Units sold	1,304,274	3,571,332
Units redeemed	(1,389,318)	(1,426,568)
Net increase (decrease)	(85,044)	2,144,764
Units outstanding, beginning	6,898,141	4,753,377
Units outstanding, ending	6,813,097	6,898,141

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,881,853
Cost of units redeemed/account charges	(4,034,524)
Net investment income (loss)	19,321
Net realized gain (loss)	177,944
Realized gain distributions	627,550
Net change in unrealized appreciation (depreciation)	1,211,879
Net assets	$9,884,023

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	6,404	$9,249	1.25%	13.0%	12/31/2020	$1.46	0	$0	1.00%	13.3%	12/31/2020	$1.49	0	$0	0.75%	13.6%
12/31/2019	1.28	6,603	8,439	1.25%	17.8%	12/31/2019	1.29	0	0	1.00%	18.1%	12/31/2019	1.31	0	0	0.75%	18.4%
12/31/2018	1.09	4,753	5,157	1.25%	-6.0%	12/31/2018	1.09	0	0	1.00%	-5.8%	12/31/2018	1.10	0	0	0.75%	-5.6%
12/31/2017	1.15	2,007	2,317	1.25%	16.2%	12/31/2017	1.16	0	0	1.00%	16.5%	12/31/2017	1.17	0	0	0.75%	16.8%
12/31/2016	0.99	68	68	1.25%	5.7%	12/31/2016	1.00	0	0	1.00%	5.9%	12/31/2016	1.00	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	13.9%	12/31/2020	$1.53	0	$0	0.25%	14.1%	12/31/2020	$1.55	410	$635	0.00%	14.4%
12/31/2019	1.32	0	0	0.50%	18.7%	12/31/2019	1.34	0	0	0.25%	19.0%	12/31/2019	1.35	296	400	0.00%	19.3%
12/31/2018	1.11	0	0	0.50%	-5.3%	12/31/2018	1.12	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.18	0	0	0.50%	17.1%	12/31/2017	1.19	0	0	0.25%	17.4%	12/31/2017	1.19	0	0	0.00%	17.7%
12/31/2016	1.01	0	0	0.50%	6.4%	12/31/2016	1.01	0	0	0.25%	6.7%	12/31/2016	1.01	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.3%
2018	1.4%
2017	1.4%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,723,496	$11,134,901	759,807
Receivables: investments sold	18,468
Payables: investments purchased	-
Net assets	$12,741,964

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,290,296	8,360,649	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	451,668	286,426	1.58
Total	$12,741,964	8,647,075

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$162,183
Mortality & expense charges	(146,533)
Net investment income (loss)	15,650

Gain (loss) on investments:
Net realized gain (loss)	250,136
Realized gain distributions	269,550
Net change in unrealized appreciation (depreciation)	978,065
Net gain (loss)	1,497,751

Increase (decrease) in net assets from operations	$1,513,401

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,650	$13,578
Net realized gain (loss)	250,136	56,210
Realized gain distributions	269,550	298,850
Net change in unrealized appreciation (depreciation)	978,065	1,456,492

Increase (decrease) in net assets from operations	1,513,401	1,825,130

Contract owner transactions:
Proceeds from units sold	3,132,135	2,428,890
Cost of units redeemed	(4,002,480)	(1,597,975)
Account charges	(16,244)	(15,348)
Increase (decrease)	(886,589)	815,567
Net increase (decrease)	626,812	2,640,697
Net assets, beginning	12,115,152	9,474,455
Net assets, ending	$12,741,964	$12,115,152

Units sold	2,507,817	2,007,300
Units redeemed	(3,201,746)	(1,302,393)
Net increase (decrease)	(693,929)	704,907
Units outstanding, beginning	9,341,004	8,636,097
Units outstanding, ending	8,647,075	9,341,004

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,714,318
Cost of units redeemed/account charges	(10,152,882)
Net investment income (loss)	68,983
Net realized gain (loss)	546,151
Realized gain distributions	976,799
Net change in unrealized appreciation (depreciation)	1,588,595
Net assets	$12,741,964

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	8,361	$12,290	1.25%	13.3%	12/31/2020	$1.49	0	$0	1.00%	13.6%	12/31/2020	$1.51	0	$0	0.75%	13.9%
12/31/2019	1.30	9,341	12,115	1.25%	18.2%	12/31/2019	1.31	0	0	1.00%	18.5%	12/31/2019	1.33	0	0	0.75%	18.8%
12/31/2018	1.10	8,636	9,474	1.25%	-5.7%	12/31/2018	1.11	0	0	1.00%	-5.5%	12/31/2018	1.12	0	0	0.75%	-5.3%
12/31/2017	1.16	6,142	7,148	1.25%	16.5%	12/31/2017	1.17	0	0	1.00%	16.8%	12/31/2017	1.18	0	0	0.75%	17.1%
12/31/2016	1.00	759	758	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.01	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	14.2%	12/31/2020	$1.55	0	$0	0.25%	14.5%	12/31/2020	$1.58	286	$452	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	19.1%	12/31/2019	1.36	0	0	0.25%	19.4%	12/31/2019	1.37	0	0	0.00%	19.7%
12/31/2018	1.13	0	0	0.50%	-5.0%	12/31/2018	1.14	0	0	0.25%	-4.8%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	17.4%	12/31/2017	1.19	0	0	0.25%	17.7%	12/31/2017	1.20	0	0	0.00%	18.0%
12/31/2016	1.01	0	0	0.50%	6.8%	12/31/2016	1.02	0	0	0.25%	7.1%	12/31/2016	1.02	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.4%
2018	1.5%
2017	1.8%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,196,505	$7,859,253	522,143
Receivables: investments sold	19,334
Payables: investments purchased	-
Net assets	$9,215,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,710,659	5,689,177	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	505,180	307,583	1.64
Total	$9,215,839	5,996,760

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$63,036
Mortality & expense charges	(93,926)
Net investment income (loss)	(30,890)

Gain (loss) on investments:
Net realized gain (loss)	97,047
Realized gain distributions	227,773
Net change in unrealized appreciation (depreciation)	957,472
Net gain (loss)	1,282,292

Increase (decrease) in net assets from operations	$1,251,402

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,890)	$(8,984)
Net realized gain (loss)	97,047	3,998
Realized gain distributions	227,773	234,578
Net change in unrealized appreciation (depreciation)	957,472	881,338

Increase (decrease) in net assets from operations	1,251,402	1,110,930

Contract owner transactions:
Proceeds from units sold	1,551,192	3,526,358
Cost of units redeemed	(1,367,844)	(1,413,944)
Account charges	(7,260)	(6,248)
Increase (decrease)	176,088	2,106,166
Net increase (decrease)	1,427,490	3,217,096
Net assets, beginning	7,788,349	4,571,253
Net assets, ending	$9,215,839	$7,788,349

Units sold	1,160,348	2,989,369
Units redeemed	(1,009,889)	(1,309,703)
Net increase (decrease)	150,459	1,679,666
Units outstanding, beginning	5,846,301	4,166,635
Units outstanding, ending	5,996,760	5,846,301

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,498,244
Cost of units redeemed/account charges	(3,344,429)
Net investment income (loss)	(45,114)
Net realized gain (loss)	131,267
Realized gain distributions	638,619
Net change in unrealized appreciation (depreciation)	1,337,252
Net assets	$9,215,839

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	5,689	$8,711	1.25%	15.4%	12/31/2020	$1.55	0	$0	1.00%	15.7%	12/31/2020	$1.57	0	$0	0.75%	15.9%
12/31/2019	1.33	5,477	7,269	1.25%	21.0%	12/31/2019	1.34	0	0	1.00%	21.3%	12/31/2019	1.36	0	0	0.75%	21.6%
12/31/2018	1.10	4,167	4,571	1.25%	-7.0%	12/31/2018	1.11	0	0	1.00%	-6.7%	12/31/2018	1.12	0	0	0.75%	-6.5%
12/31/2017	1.18	909	1,072	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	19.1%	12/31/2017	1.19	0	0	0.75%	19.4%
12/31/2016	0.99	85	84	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.2%	12/31/2016	1.00	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	0.50%	16.2%	12/31/2020	$1.62	0	$0	0.25%	16.5%	12/31/2020	$1.64	308	$505	0.00%	16.8%
12/31/2019	1.37	0	0	0.50%	21.9%	12/31/2019	1.39	0	0	0.25%	22.2%	12/31/2019	1.41	370	520	0.00%	22.5%
12/31/2018	1.13	0	0	0.50%	-6.3%	12/31/2018	1.14	0	0	0.25%	-6.0%	12/31/2018	1.15	0	0	0.00%	-5.8%
12/31/2017	1.20	0	0	0.50%	19.7%	12/31/2017	1.21	0	0	0.25%	20.0%	12/31/2017	1.22	0	0	0.00%	20.3%
12/31/2016	1.00	0	0	0.50%	6.8%	12/31/2016	1.01	0	0	0.25%	7.0%	12/31/2016	1.01	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.3%
2017	1.2%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,057,282	$11,109,502	734,119
Receivables: investments sold	10,049
Payables: investments purchased	-
Net assets	$13,067,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,537,080	8,052,069	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	530,251	317,485	1.67
Total	$13,067,331	8,369,554

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$115,560
Mortality & expense charges	(142,745)
Net investment income (loss)	(27,185)

Gain (loss) on investments:
Net realized gain (loss)	216,297
Realized gain distributions	321,613
Net change in unrealized appreciation (depreciation)	1,248,887
Net gain (loss)	1,786,797

Increase (decrease) in net assets from operations	$1,759,612

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,185)	$(25,913)
Net realized gain (loss)	216,297	206,651
Realized gain distributions	321,613	337,769
Net change in unrealized appreciation (depreciation)	1,248,887	1,692,172

Increase (decrease) in net assets from operations	1,759,612	2,210,679

Contract owner transactions:
Proceeds from units sold	3,099,388	2,232,238
Cost of units redeemed	(3,111,147)	(2,934,412)
Account charges	(17,644)	(16,699)
Increase (decrease)	(29,403)	(718,873)
Net increase (decrease)	1,730,209	1,491,806
Net assets, beginning	11,337,122	9,845,316
Net assets, ending	$13,067,331	$11,337,122

Units sold	2,279,714	1,802,180
Units redeemed	(2,331,733)	(2,257,058)
Net increase (decrease)	(52,019)	(454,878)
Units outstanding, beginning	8,421,573	8,876,451
Units outstanding, ending	8,369,554	8,421,573

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,036,617
Cost of units redeemed/account charges	(10,576,075)
Net investment income (loss)	(42,855)
Net realized gain (loss)	604,660
Realized gain distributions	1,097,204
Net change in unrealized appreciation (depreciation)	1,947,780
Net assets	$13,067,331

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	8,052	$12,537	1.25%	15.7%	12/31/2020	$1.58	0	$0	1.00%	15.9%	12/31/2020	$1.60	0	$0	0.75%	16.2%
12/31/2019	1.35	8,422	11,337	1.25%	21.4%	12/31/2019	1.36	0	0	1.00%	21.7%	12/31/2019	1.38	0	0	0.75%	22.0%
12/31/2018	1.11	8,876	9,845	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.19	5,116	6,082	1.25%	19.1%	12/31/2017	1.20	0	0	1.00%	19.4%	12/31/2017	1.20	0	0	0.75%	19.7%
12/31/2016	1.00	545	544	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.01	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	16.5%	12/31/2020	$1.65	0	$0	0.25%	16.8%	12/31/2020	$1.67	317	$530	0.00%	17.1%
12/31/2019	1.39	0	0	0.50%	22.3%	12/31/2019	1.41	0	0	0.25%	22.6%	12/31/2019	1.43	0	0	0.00%	22.9%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.16	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	20.0%	12/31/2017	1.22	0	0	0.25%	20.3%	12/31/2017	1.23	0	0	0.00%	20.6%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.1%
2018	1.4%
2017	1.7%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,650,391	$7,268,579	471,098
Receivables: investments sold	8,399
Payables: investments purchased	-
Net assets	$8,658,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,941,013	5,065,798	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	717,777	426,862	1.68
Total	$8,658,790	5,492,660

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$42,095
Mortality & expense charges	(81,020)
Net investment income (loss)	(38,925)

Gain (loss) on investments:
Net realized gain (loss)	36,011
Realized gain distributions	210,114
Net change in unrealized appreciation (depreciation)	1,021,560
Net gain (loss)	1,267,685

Increase (decrease) in net assets from operations	$1,228,760

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,925)	$(13,715)
Net realized gain (loss)	36,011	(1,060)
Realized gain distributions	210,114	213,896
Net change in unrealized appreciation (depreciation)	1,021,560	794,987

Increase (decrease) in net assets from operations	1,228,760	994,108

Contract owner transactions:
Proceeds from units sold	1,555,049	2,735,190
Cost of units redeemed	(833,978)	(772,901)
Account charges	(7,699)	(6,421)
Increase (decrease)	713,372	1,955,868
Net increase (decrease)	1,942,132	2,949,976
Net assets, beginning	6,716,658	3,766,682
Net assets, ending	$8,658,790	$6,716,658

Units sold	1,172,844	2,214,996
Units redeemed	(651,845)	(661,488)
Net increase (decrease)	520,999	1,553,508
Units outstanding, beginning	4,971,661	3,418,153
Units outstanding, ending	5,492,660	4,971,661

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,909,070
Cost of units redeemed/account charges	(2,220,229)
Net investment income (loss)	(64,664)
Net realized gain (loss)	66,505
Realized gain distributions	586,296
Net change in unrealized appreciation (depreciation)	1,381,812
Net assets	$8,658,790

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	5,066	$7,941	1.25%	16.6%	12/31/2020	$1.59	0	$0	1.00%	16.9%	12/31/2020	$1.61	0	$0	0.75%	17.2%
12/31/2019	1.34	4,560	6,131	1.25%	22.0%	12/31/2019	1.36	0	0	1.00%	22.3%	12/31/2019	1.38	0	0	0.75%	22.6%
12/31/2018	1.10	3,418	3,767	1.25%	-7.3%	12/31/2018	1.11	0	0	1.00%	-7.1%	12/31/2018	1.12	0	0	0.75%	-6.8%
12/31/2017	1.19	1,125	1,337	1.25%	19.7%	12/31/2017	1.20	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	108	107	1.25%	6.1%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.00	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	17.5%	12/31/2020	$1.66	0	$0	0.25%	17.8%	12/31/2020	$1.68	427	$718	0.00%	18.1%
12/31/2019	1.39	0	0	0.50%	22.9%	12/31/2019	1.41	0	0	0.25%	23.2%	12/31/2019	1.42	411	586	0.00%	23.5%
12/31/2018	1.13	0	0	0.50%	-6.6%	12/31/2018	1.14	0	0	0.25%	-6.3%	12/31/2018	1.15	0	0	0.00%	-6.1%
12/31/2017	1.21	0	0	0.50%	20.6%	12/31/2017	1.22	0	0	0.25%	20.9%	12/31/2017	1.23	0	0	0.00%	21.2%
12/31/2016	1.00	0	0	0.50%	6.9%	12/31/2016	1.01	0	0	0.25%	7.1%	12/31/2016	1.01	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	1.1%
2017	1.1%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,452,148	$8,729,152	564,366
Receivables: investments sold	5,557
Payables: investments purchased	-
Net assets	$10,457,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,445,906	6,549,219	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	11,799	6,896	1.71
Total	$10,457,705	6,556,115

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$72,045
Mortality & expense charges	(110,135)
Net investment income (loss)	(38,090)

Gain (loss) on investments:
Net realized gain (loss)	119,038
Realized gain distributions	251,343
Net change in unrealized appreciation (depreciation)	1,123,224
Net gain (loss)	1,493,605

Increase (decrease) in net assets from operations	$1,455,515

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,090)	$(30,979)
Net realized gain (loss)	119,038	185,838
Realized gain distributions	251,343	287,289
Net change in unrealized appreciation (depreciation)	1,123,224	1,418,799

Increase (decrease) in net assets from operations	1,455,515	1,860,947

Contract owner transactions:
Proceeds from units sold	2,582,172	2,207,953
Cost of units redeemed	(2,682,166)	(2,904,479)
Account charges	(12,783)	(13,236)
Increase (decrease)	(112,777)	(709,762)
Net increase (decrease)	1,342,738	1,151,185
Net assets, beginning	9,114,967	7,963,782
Net assets, ending	$10,457,705	$9,114,967

Units sold	1,925,496	1,764,931
Units redeemed	(2,049,797)	(2,228,464)
Net increase (decrease)	(124,301)	(463,533)
Units outstanding, beginning	6,680,416	7,143,949
Units outstanding, ending	6,556,115	6,680,416

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,798,879
Cost of units redeemed/account charges	(9,434,513)
Net investment income (loss)	(73,781)
Net realized gain (loss)	518,799
Realized gain distributions	925,325
Net change in unrealized appreciation (depreciation)	1,722,996
Net assets	$10,457,705

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	6,549	$10,446	1.25%	16.9%	12/31/2020	$1.62	0	$0	1.00%	17.2%	12/31/2020	$1.64	0	$0	0.75%	17.5%
12/31/2019	1.36	6,680	9,115	1.25%	22.4%	12/31/2019	1.38	0	0	1.00%	22.7%	12/31/2019	1.40	0	0	0.75%	23.0%
12/31/2018	1.11	7,144	7,964	1.25%	-7.0%	12/31/2018	1.12	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,729	5,670	1.25%	20.1%	12/31/2017	1.21	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%
12/31/2016	1.00	376	376	1.25%	6.5%	12/31/2016	1.00	0	0	1.00%	6.8%	12/31/2016	1.01	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	17.8%	12/31/2020	$1.69	0	$0	0.25%	18.1%	12/31/2020	$1.71	7	$12	0.00%	18.4%
12/31/2019	1.41	0	0	0.50%	23.3%	12/31/2019	1.43	0	0	0.25%	23.6%	12/31/2019	1.45	0	0	0.00%	23.9%
12/31/2018	1.15	0	0	0.50%	-6.3%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.8%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.24	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	7.3%	12/31/2016	1.01	0	0	0.25%	7.6%	12/31/2016	1.02	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.2%
2017	1.6%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,044,141	$5,000,298	322,551
Receivables: investments sold	6,922
Payables: investments purchased	-
Net assets	$6,051,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,548,759	3,505,202	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	502,304	295,812	1.70
Total	$6,051,063	3,801,014

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25,796
Mortality & expense charges	(58,280)
Net investment income (loss)	(32,484)

Gain (loss) on investments:
Net realized gain (loss)	82,246
Realized gain distributions	147,560
Net change in unrealized appreciation (depreciation)	707,479
Net gain (loss)	937,285

Increase (decrease) in net assets from operations	$904,801

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,484)	$(8,787)
Net realized gain (loss)	82,246	12,433
Realized gain distributions	147,560	157,509
Net change in unrealized appreciation (depreciation)	707,479	543,909

Increase (decrease) in net assets from operations	904,801	705,064

Contract owner transactions:
Proceeds from units sold	1,268,341	2,353,772
Cost of units redeemed	(1,032,652)	(556,204)
Account charges	(9,855)	(6,688)
Increase (decrease)	225,834	1,790,880
Net increase (decrease)	1,130,635	2,495,944
Net assets, beginning	4,920,428	2,424,484
Net assets, ending	$6,051,063	$4,920,428

Units sold	935,285	1,918,960
Units redeemed	(746,946)	(498,541)
Net increase (decrease)	188,339	1,420,419
Units outstanding, beginning	3,612,675	2,192,256
Units outstanding, ending	3,801,014	3,612,675

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,605,782
Cost of units redeemed/account charges	(2,080,472)
Net investment income (loss)	(48,812)
Net realized gain (loss)	118,143
Realized gain distributions	412,579
Net change in unrealized appreciation (depreciation)	1,043,843
Net assets	$6,051,063

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	3,505	$5,549	1.25%	17.0%	12/31/2020	$1.61	0	$0	1.00%	17.3%	12/31/2020	$1.63	0	$0	0.75%	17.6%
12/31/2019	1.35	3,225	4,365	1.25%	22.4%	12/31/2019	1.37	0	0	1.00%	22.7%	12/31/2019	1.38	0	0	0.75%	23.0%
12/31/2018	1.11	2,192	2,424	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.19	894	1,067	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%
12/31/2016	0.99	72	71	1.25%	6.2%	12/31/2016	1.00	0	0	1.00%	6.5%	12/31/2016	1.00	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	17.8%	12/31/2020	$1.67	0	$0	0.25%	18.1%	12/31/2020	$1.70	296	$502	0.00%	18.4%
12/31/2019	1.40	0	0	0.50%	23.3%	12/31/2019	1.42	0	0	0.25%	23.6%	12/31/2019	1.43	387	555	0.00%	23.9%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	7.0%	12/31/2016	1.01	0	0	0.25%	7.3%	12/31/2016	1.01	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	0.9%
2017	1.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,162,725	$9,270,830	589,299
Receivables: investments sold	10,402
Payables: investments purchased	-
Net assets	$11,173,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,962,102	6,809,457	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	211,025	122,202	1.73
Total	$11,173,127	6,931,659

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$68,193
Mortality & expense charges	(115,263)
Net investment income (loss)	(47,070)

Gain (loss) on investments:
Net realized gain (loss)	92,430
Realized gain distributions	267,874
Net change in unrealized appreciation (depreciation)	1,255,931
Net gain (loss)	1,616,235

Increase (decrease) in net assets from operations	$1,569,165

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,070)	$(29,627)
Net realized gain (loss)	92,430	182,962
Realized gain distributions	267,874	292,737
Net change in unrealized appreciation (depreciation)	1,255,931	1,381,465

Increase (decrease) in net assets from operations	1,569,165	1,827,537

Contract owner transactions:
Proceeds from units sold	2,343,093	2,348,752
Cost of units redeemed	(2,013,499)	(2,427,473)
Account charges	(12,183)	(11,025)
Increase (decrease)	317,411	(89,746)
Net increase (decrease)	1,886,576	1,737,791
Net assets, beginning	9,286,551	7,548,760
Net assets, ending	$11,173,127	$9,286,551

Units sold	1,695,046	1,884,994
Units redeemed	(1,531,635)	(1,867,512)
Net increase (decrease)	163,411	17,482
Units outstanding, beginning	6,768,248	6,750,766
Units outstanding, ending	6,931,659	6,768,248

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,039,714
Cost of units redeemed/account charges	(8,039,548)
Net investment income (loss)	(92,776)
Net realized gain (loss)	451,771
Realized gain distributions	922,071
Net change in unrealized appreciation (depreciation)	1,891,895
Net assets	$11,173,127

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	6,809	$10,962	1.25%	17.3%	12/31/2020	$1.63	0	$0	1.00%	17.6%	12/31/2020	$1.66	0	$0	0.75%	17.9%
12/31/2019	1.37	6,768	9,287	1.25%	22.7%	12/31/2019	1.39	0	0	1.00%	23.0%	12/31/2019	1.40	0	0	0.75%	23.3%
12/31/2018	1.12	6,751	7,549	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,514	5,433	1.25%	20.5%	12/31/2017	1.21	0	0	1.00%	20.8%	12/31/2017	1.22	0	0	0.75%	21.1%
12/31/2016	1.00	174	174	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	18.2%	12/31/2020	$1.70	0	$0	0.25%	18.5%	12/31/2020	$1.73	122	$211	0.00%	18.8%
12/31/2019	1.42	0	0	0.50%	23.6%	12/31/2019	1.44	0	0	0.25%	23.9%	12/31/2019	1.45	0	0	0.00%	24.2%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.4%	12/31/2017	1.24	0	0	0.25%	21.7%	12/31/2017	1.24	0	0	0.00%	22.0%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.1%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,435,130	$4,511,947	295,679
Receivables: investments sold	31,985
Payables: investments purchased	-
Net assets	$5,467,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,066,705	3,181,097	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	400,410	234,364	1.71
Total	$5,467,115	3,415,461

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,796
Mortality & expense charges	(51,587)
Net investment income (loss)	(32,791)

Gain (loss) on investments:
Net realized gain (loss)	72,518
Realized gain distributions	133,716
Net change in unrealized appreciation (depreciation)	654,653
Net gain (loss)	860,887

Increase (decrease) in net assets from operations	$828,096

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,791)	$(12,376)
Net realized gain (loss)	72,518	12,271
Realized gain distributions	133,716	133,139
Net change in unrealized appreciation (depreciation)	654,653	452,460

Increase (decrease) in net assets from operations	828,096	585,494

Contract owner transactions:
Proceeds from units sold	1,326,229	2,015,238
Cost of units redeemed	(819,029)	(448,002)
Account charges	(9,230)	(5,913)
Increase (decrease)	497,970	1,561,323
Net increase (decrease)	1,326,066	2,146,817
Net assets, beginning	4,141,049	1,994,232
Net assets, ending	$5,467,115	$4,141,049

Units sold	972,252	1,689,764
Units redeemed	(592,125)	(454,317)
Net increase (decrease)	380,127	1,235,447
Units outstanding, beginning	3,035,334	1,799,887
Units outstanding, ending	3,415,461	3,035,334

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,780,487
Cost of units redeemed/account charges	(1,641,967)
Net investment income (loss)	(51,757)
Net realized gain (loss)	102,106
Realized gain distributions	355,063
Net change in unrealized appreciation (depreciation)	923,183
Net assets	$5,467,115

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	3,181	$5,067	1.25%	17.2%	12/31/2020	$1.62	0	$0	1.00%	17.5%	12/31/2020	$1.64	0	$0	0.75%	17.8%
12/31/2019	1.36	2,822	3,833	1.25%	22.6%	12/31/2019	1.37	0	0	1.00%	22.9%	12/31/2019	1.39	0	0	0.75%	23.2%
12/31/2018	1.11	1,800	1,994	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	660	790	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%
12/31/2016	0.99	75	75	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	18.1%	12/31/2020	$1.68	0	$0	0.25%	18.4%	12/31/2020	$1.71	234	$400	0.00%	18.7%
12/31/2019	1.41	0	0	0.50%	23.5%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	214	308	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.1%	12/31/2017	1.23	0	0	0.25%	21.4%	12/31/2017	1.24	0	0	0.00%	21.7%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	0.8%
2017	0.9%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,241,221	$9,368,614	602,447
Receivables: investments sold	6,475
Payables: investments purchased	-
Net assets	$11,247,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,069,788	6,830,226	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	177,908	102,333	1.74
Total	$11,247,696	6,932,559

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$60,439
Mortality & expense charges	(110,435)
Net investment income (loss)	(49,996)

Gain (loss) on investments:
Net realized gain (loss)	59,748
Realized gain distributions	273,232
Net change in unrealized appreciation (depreciation)	1,378,507
Net gain (loss)	1,711,487

Increase (decrease) in net assets from operations	$1,661,491

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,996)	$(28,762)
Net realized gain (loss)	59,748	100,417
Realized gain distributions	273,232	258,553
Net change in unrealized appreciation (depreciation)	1,378,507	1,210,282

Increase (decrease) in net assets from operations	1,661,491	1,540,490

Contract owner transactions:
Proceeds from units sold	2,236,504	2,161,671
Cost of units redeemed	(788,326)	(1,668,003)
Account charges	(15,744)	(13,101)
Increase (decrease)	1,432,434	480,567
Net increase (decrease)	3,093,925	2,021,057
Net assets, beginning	8,153,771	6,132,714
Net assets, ending	$11,247,696	$8,153,771

Units sold	1,622,177	1,767,237
Units redeemed	(603,650)	(1,327,239)
Net increase (decrease)	1,018,527	439,998
Units outstanding, beginning	5,914,032	5,474,034
Units outstanding, ending	6,932,559	5,914,032

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,626,728
Cost of units redeemed/account charges	(4,214,320)
Net investment income (loss)	(85,388)
Net realized gain (loss)	246,669
Realized gain distributions	801,400
Net change in unrealized appreciation (depreciation)	1,872,607
Net assets	$11,247,696

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	6,830	$11,070	1.25%	17.6%	12/31/2020	$1.64	0	$0	1.00%	17.8%	12/31/2020	$1.67	0	$0	0.75%	18.1%
12/31/2019	1.38	5,914	8,154	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	5,474	6,133	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	2,388	2,880	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	44	44	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	18.4%	12/31/2020	$1.71	0	$0	0.25%	18.7%	12/31/2020	$1.74	102	$178	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.9%
2018	1.2%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,406,933	$3,681,378	190,542
Receivables: investments sold	11,751
Payables: investments purchased	-
Net assets	$4,418,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,362,794	2,739,500	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	55,890	32,717	1.71
Total	$4,418,684	2,772,217

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,510
Mortality & expense charges	(42,119)
Net investment income (loss)	(26,609)

Gain (loss) on investments:
Net realized gain (loss)	45,721
Realized gain distributions	101,873
Net change in unrealized appreciation (depreciation)	557,714
Net gain (loss)	705,308

Increase (decrease) in net assets from operations	$678,699

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,609)	$(11,408)
Net realized gain (loss)	45,721	2,781
Realized gain distributions	101,873	89,102
Net change in unrealized appreciation (depreciation)	557,714	338,594

Increase (decrease) in net assets from operations	678,699	419,069

Contract owner transactions:
Proceeds from units sold	1,332,912	1,507,362
Cost of units redeemed	(536,076)	(362,183)
Account charges	(12,505)	(4,245)
Increase (decrease)	784,331	1,140,934
Net increase (decrease)	1,463,030	1,560,003
Net assets, beginning	2,955,654	1,395,651
Net assets, ending	$4,418,684	$2,955,654

Units sold	989,612	1,251,570
Units redeemed	(389,914)	(338,486)
Net increase (decrease)	599,698	913,084
Units outstanding, beginning	2,172,519	1,259,435
Units outstanding, ending	2,772,217	2,172,519

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,568,428
Cost of units redeemed/account charges	(1,132,726)
Net investment income (loss)	(43,785)
Net realized gain (loss)	56,000
Realized gain distributions	245,212
Net change in unrealized appreciation (depreciation)	725,555
Net assets	$4,418,684

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	2,740	$4,363	1.25%	17.1%	12/31/2020	$1.62	0	$0	1.00%	17.4%	12/31/2020	$1.64	0	$0	0.75%	17.7%
12/31/2019	1.36	2,145	2,916	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	1,259	1,396	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	297	356	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	0.99	14	14	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	18.0%	12/31/2020	$1.68	0	$0	0.25%	18.3%	12/31/2020	$1.71	33	$56	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	28	40	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.01	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.9%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,240,348	$4,399,436	224,011
Receivables: investments sold	3,753
Payables: investments purchased	-
Net assets	$5,244,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,129,849	3,166,677	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	114,252	65,749	1.74
Total	$5,244,101	3,232,426

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,271
Mortality & expense charges	(50,300)
Net investment income (loss)	(22,029)

Gain (loss) on investments:
Net realized gain (loss)	24,784
Realized gain distributions	119,794
Net change in unrealized appreciation (depreciation)	624,775
Net gain (loss)	769,353

Increase (decrease) in net assets from operations	$747,324

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,029)	$(8,739)
Net realized gain (loss)	24,784	9,527
Realized gain distributions	119,794	107,893
Net change in unrealized appreciation (depreciation)	624,775	473,261

Increase (decrease) in net assets from operations	747,324	581,942

Contract owner transactions:
Proceeds from units sold	1,620,458	1,399,981
Cost of units redeemed	(743,051)	(428,012)
Account charges	(7,793)	(5,400)
Increase (decrease)	869,614	966,569
Net increase (decrease)	1,616,938	1,548,511
Net assets, beginning	3,627,163	2,078,652
Net assets, ending	$5,244,101	$3,627,163

Units sold	1,163,870	1,116,888
Units redeemed	(562,864)	(341,190)
Net increase (decrease)	601,006	775,698
Units outstanding, beginning	2,631,420	1,855,722
Units outstanding, ending	3,232,426	2,631,420

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,033,845
Cost of units redeemed/account charges	(1,992,862)
Net investment income (loss)	(35,082)
Net realized gain (loss)	86,373
Realized gain distributions	310,915
Net change in unrealized appreciation (depreciation)	840,912
Net assets	$5,244,101

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	3,167	$5,130	1.25%	17.5%	12/31/2020	$1.64	0	$0	1.00%	17.8%	12/31/2020	$1.67	0	$0	0.75%	18.1%
12/31/2019	1.38	2,631	3,627	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%
12/31/2018	1.12	1,856	2,079	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	733	884	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	34	34	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	18.4%	12/31/2020	$1.71	0	$0	0.25%	18.7%	12/31/2020	$1.74	66	$114	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.0%
2018	1.2%
2017	1.4%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,435,284	$1,210,021	92,276
Receivables: investments sold	6,996
Payables: investments purchased	-
Net assets	$1,442,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,402,112	880,517	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	40,168	23,516	1.71
Total	$1,442,280	904,033

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,853
Mortality & expense charges	(12,331)
Net investment income (loss)	(7,478)

Gain (loss) on investments:
Net realized gain (loss)	22,808
Realized gain distributions	28,002
Net change in unrealized appreciation (depreciation)	186,650
Net gain (loss)	237,460

Increase (decrease) in net assets from operations	$229,982

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,478)	$(1,649)
Net realized gain (loss)	22,808	168
Realized gain distributions	28,002	17,508
Net change in unrealized appreciation (depreciation)	186,650	67,610

Increase (decrease) in net assets from operations	229,982	83,637

Contract owner transactions:
Proceeds from units sold	746,783	465,838
Cost of units redeemed	(243,714)	(67,222)
Account charges	(5,825)	(2,496)
Increase (decrease)	497,244	396,120
Net increase (decrease)	727,226	479,757
Net assets, beginning	715,054	235,297
Net assets, ending	$1,442,280	$715,054

Units sold	555,157	375,758
Units redeemed	(176,544)	(62,744)
Net increase (decrease)	378,613	313,014
Units outstanding, beginning	525,420	212,406
Units outstanding, ending	904,033	525,420

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,512,676
Cost of units redeemed/account charges	(361,518)
Net investment income (loss)	(9,854)
Net realized gain (loss)	23,781
Realized gain distributions	51,932
Net change in unrealized appreciation (depreciation)	225,263
Net assets	$1,442,280

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	881	$1,402	1.25%	17.1%	12/31/2020	$1.61	0	$0	1.00%	17.4%	12/31/2020	$1.64	0	$0	0.75%	17.7%
12/31/2019	1.36	516	701	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%
12/31/2018	1.11	212	235	1.25%	-7.5%	12/31/2018	1.12	0	0	1.00%	-7.2%	12/31/2018	1.13	0	0	0.75%	-7.0%
12/31/2017	1.20	20	24	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	1.00	0	0	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	18.0%	12/31/2020	$1.68	0	$0	0.25%	18.3%	12/31/2020	$1.71	24	$40	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	24.0%	12/31/2019	1.44	10	14	0.00%	24.3%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.5%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	0.9%
2017	0.9%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,229,258	$1,924,191	141,803
Receivables: investments sold	1,306
Payables: investments purchased	-
Net assets	$2,230,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,177,450	1,344,742	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	53,114	30,579	1.74
Total	$2,230,564	1,375,321

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,138
Mortality & expense charges	(22,744)
Net investment income (loss)	(11,606)

Gain (loss) on investments:
Net realized gain (loss)	167,688
Realized gain distributions	42,948
Net change in unrealized appreciation (depreciation)	183,795
Net gain (loss)	394,431

Increase (decrease) in net assets from operations	$382,825

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,606)	$(4,500)
Net realized gain (loss)	167,688	14,036
Realized gain distributions	42,948	37,908
Net change in unrealized appreciation (depreciation)	183,795	207,657

Increase (decrease) in net assets from operations	382,825	255,101

Contract owner transactions:
Proceeds from units sold	2,578,417	681,094
Cost of units redeemed	(2,295,157)	(306,546)
Account charges	(5,998)	(3,430)
Increase (decrease)	277,262	371,118
Net increase (decrease)	660,087	626,219
Net assets, beginning	1,570,477	944,258
Net assets, ending	$2,230,564	$1,570,477

Units sold	1,939,546	541,989
Units redeemed	(1,704,253)	(244,944)
Net increase (decrease)	235,293	297,045
Units outstanding, beginning	1,140,028	842,983
Units outstanding, ending	1,375,321	1,140,028

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,555,761
Cost of units redeemed/account charges	(2,924,607)
Net investment income (loss)	(17,983)
Net realized gain (loss)	201,421
Realized gain distributions	110,905
Net change in unrealized appreciation (depreciation)	305,067
Net assets	$2,230,564

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	1,345	$2,177	1.25%	17.5%	12/31/2020	$1.64	0	$0	1.00%	17.8%	12/31/2020	$1.67	0	$0	0.75%	18.1%
12/31/2019	1.38	1,140	1,570	1.25%	23.0%	12/31/2019	1.39	0	0	1.00%	23.3%	12/31/2019	1.41	0	0	0.75%	23.6%
12/31/2018	1.12	843	944	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.7%
12/31/2017	1.21	501	605	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	12	12	1.25%	6.7%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	18.4%	12/31/2020	$1.71	0	$0	0.25%	18.7%	12/31/2020	$1.74	31	$53	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	23.9%	12/31/2019	1.44	0	0	0.25%	24.2%	12/31/2019	1.46	0	0	0.00%	24.5%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.1%
12/31/2016	1.01	0	0	0.50%	7.5%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.9%
2018	0.9%
2017	1.3%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,160,672	$4,907,426	438,031
Receivables: investments sold	-
Payables: investments purchased	(656)
Net assets	$5,160,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,160,016	4,050,369	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$5,160,016	4,050,369

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$134,969
Mortality & expense charges	(55,506)
Net investment income (loss)	79,463

Gain (loss) on investments:
Net realized gain (loss)	45,562
Realized gain distributions	65,233
Net change in unrealized appreciation (depreciation)	208,186
Net gain (loss)	318,981

Increase (decrease) in net assets from operations	$398,444

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,463	$53,200
Net realized gain (loss)	45,562	22,318
Realized gain distributions	65,233	53,353
Net change in unrealized appreciation (depreciation)	208,186	199,890

Increase (decrease) in net assets from operations	398,444	328,761

Contract owner transactions:
Proceeds from units sold	2,038,770	2,189,063
Cost of units redeemed	(1,098,246)	(1,149,679)
Account charges	(8,159)	(7,465)
Increase (decrease)	932,365	1,031,919
Net increase (decrease)	1,330,809	1,360,680
Net assets, beginning	3,829,207	2,468,527
Net assets, ending	$5,160,016	$3,829,207

Units sold	1,732,912	1,914,719
Units redeemed	(925,611)	(1,022,871)
Net increase (decrease)	807,301	891,848
Units outstanding, beginning	3,243,068	2,351,220
Units outstanding, ending	4,050,369	3,243,068

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,046,565
Cost of units redeemed/account charges	(2,567,085)
Net investment income (loss)	191,480
Net realized gain (loss)	69,328
Realized gain distributions	166,482
Net change in unrealized appreciation (depreciation)	253,246
Net assets	$5,160,016

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	4,050	$5,160	1.25%	7.9%	12/31/2020	$1.29	0	$0	1.00%	8.2%	12/31/2020	$1.30	0	$0	0.75%	8.4%
12/31/2019	1.18	3,243	3,829	1.25%	12.5%	12/31/2019	1.19	0	0	1.00%	12.7%	12/31/2019	1.20	0	0	0.75%	13.0%
12/31/2018	1.05	2,351	2,469	1.25%	-3.7%	12/31/2018	1.06	0	0	1.00%	-3.5%	12/31/2018	1.06	0	0	0.75%	-3.2%
12/31/2017	1.09	886	966	1.25%	9.0%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.10	0	0	0.75%	9.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	8.7%	12/31/2020	$1.33	0	$0	0.25%	9.0%	12/31/2020	$1.34	0	$0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	13.3%	12/31/2019	1.22	0	0	0.25%	13.6%	12/31/2019	1.23	0	0	0.00%	13.9%
12/31/2018	1.07	0	0	0.50%	-3.0%	12/31/2018	1.07	0	0	0.25%	-2.7%	12/31/2018	1.08	0	0	0.00%	-2.5%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.4%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	2.8%
2018	3.4%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,048,436	$4,809,750	403,844
Receivables: investments sold	3,658
Payables: investments purchased	-
Net assets	$5,052,094

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,052,094	3,887,928	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$5,052,094	3,887,928

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$132,370
Mortality & expense charges	(50,450)
Net investment income (loss)	81,920

Gain (loss) on investments:
Net realized gain (loss)	104,346
Realized gain distributions	75,305
Net change in unrealized appreciation (depreciation)	169,024
Net gain (loss)	348,675

Increase (decrease) in net assets from operations	$430,595

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81,920	$37,876
Net realized gain (loss)	104,346	18,506
Realized gain distributions	75,305	63,888
Net change in unrealized appreciation (depreciation)	169,024	264,414

Increase (decrease) in net assets from operations	430,595	384,684

Contract owner transactions:
Proceeds from units sold	4,043,997	1,018,040
Cost of units redeemed	(2,747,487)	(795,057)
Account charges	(5,281)	(6,407)
Increase (decrease)	1,291,229	216,576
Net increase (decrease)	1,721,824	601,260
Net assets, beginning	3,330,270	2,729,010
Net assets, ending	$5,052,094	$3,330,270

Units sold	3,522,323	890,853
Units redeemed	(2,417,468)	(696,583)
Net increase (decrease)	1,104,855	194,270
Units outstanding, beginning	2,783,073	2,588,803
Units outstanding, ending	3,887,928	2,783,073

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,315,984
Cost of units redeemed/account charges	(4,002,019)
Net investment income (loss)	169,695
Net realized gain (loss)	127,500
Realized gain distributions	202,248
Net change in unrealized appreciation (depreciation)	238,686
Net assets	$5,052,094

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	3,888	$5,052	1.25%	8.6%	12/31/2020	$1.31	0	$0	1.00%	8.9%	12/31/2020	$1.33	0	$0	0.75%	9.1%
12/31/2019	1.20	2,783	3,330	1.25%	13.5%	12/31/2019	1.21	0	0	1.00%	13.8%	12/31/2019	1.22	0	0	0.75%	14.1%
12/31/2018	1.05	2,589	2,729	1.25%	-3.9%	12/31/2018	1.06	0	0	1.00%	-3.7%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	430	472	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	9.4%	12/31/2020	$1.35	0	$0	0.25%	9.7%	12/31/2020	$1.37	0	$0	0.00%	10.0%
12/31/2019	1.22	0	0	0.50%	14.4%	12/31/2019	1.23	0	0	0.25%	14.7%	12/31/2019	1.24	0	0	0.00%	14.9%
12/31/2018	1.07	0	0	0.50%	-3.2%	12/31/2018	1.08	0	0	0.25%	-3.0%	12/31/2018	1.08	0	0	0.00%	-2.7%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	2.5%
2018	3.9%
2017	3.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,807,675	$21,722,116	1,638,337
Receivables: investments sold	-
Payables: investments purchased	(198,615)
Net assets	$22,609,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,609,060	16,907,864	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$22,609,060	16,907,864

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$562,823
Mortality & expense charges	(253,706)
Net investment income (loss)	309,117

Gain (loss) on investments:
Net realized gain (loss)	231,469
Realized gain distributions	425,673
Net change in unrealized appreciation (depreciation)	959,134
Net gain (loss)	1,616,276

Increase (decrease) in net assets from operations	$1,925,393

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$309,117	$254,689
Net realized gain (loss)	231,469	61,348
Realized gain distributions	425,673	360,668
Net change in unrealized appreciation (depreciation)	959,134	662,001

Increase (decrease) in net assets from operations	1,925,393	1,338,706

Contract owner transactions:
Proceeds from units sold	10,649,142	13,488,803
Cost of units redeemed	(8,107,036)	(3,464,954)
Account charges	(22,707)	(14,585)
Increase (decrease)	2,519,399	10,009,264
Net increase (decrease)	4,444,792	11,347,970
Net assets, beginning	18,164,268	6,816,298
Net assets, ending	$22,609,060	$18,164,268

Units sold	8,656,560	11,486,176
Units redeemed	(6,638,404)	(2,974,655)
Net increase (decrease)	2,018,156	8,511,521
Units outstanding, beginning	14,889,708	6,378,187
Units outstanding, ending	16,907,864	14,889,708

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,211,852
Cost of units redeemed/account charges	(13,668,063)
Net investment income (loss)	685,251
Net realized gain (loss)	323,588
Realized gain distributions	970,873
Net change in unrealized appreciation (depreciation)	1,085,559
Net assets	$22,609,060

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	16,908	$22,609	1.25%	9.6%	12/31/2020	$1.35	0	$0	1.00%	9.9%	12/31/2020	$1.36	0	$0	0.75%	10.2%
12/31/2019	1.22	14,890	18,164	1.25%	14.2%	12/31/2019	1.23	0	0	1.00%	14.4%	12/31/2019	1.24	0	0	0.75%	14.7%
12/31/2018	1.07	6,378	6,816	1.25%	-3.9%	12/31/2018	1.07	0	0	1.00%	-3.7%	12/31/2018	1.08	0	0	0.75%	-3.4%
12/31/2017	1.11	2,441	2,715	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	12.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	10.4%	12/31/2020	$1.39	0	$0	0.25%	10.7%	12/31/2020	$1.41	0	$0	0.00%	11.0%
12/31/2019	1.25	0	0	0.50%	15.0%	12/31/2019	1.26	0	0	0.25%	15.3%	12/31/2019	1.27	0	0	0.00%	15.6%
12/31/2018	1.09	0	0	0.50%	-3.2%	12/31/2018	1.09	0	0	0.25%	-2.9%	12/31/2018	1.10	0	0	0.00%	-2.7%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.9%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	3.0%
2018	2.9%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,974,392	$28,432,468	1,997,996
Receivables: investments sold	-
Payables: investments purchased	(85,366)
Net assets	$30,889,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,889,026	21,841,169	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$30,889,026	21,841,169

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$589,626
Mortality & expense charges	(288,910)
Net investment income (loss)	300,716

Gain (loss) on investments:
Net realized gain (loss)	182,739
Realized gain distributions	562,466
Net change in unrealized appreciation (depreciation)	2,076,488
Net gain (loss)	2,821,693

Increase (decrease) in net assets from operations	$3,122,409

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$300,716	$178,988
Net realized gain (loss)	182,739	121,586
Realized gain distributions	562,466	408,488
Net change in unrealized appreciation (depreciation)	2,076,488	1,194,114

Increase (decrease) in net assets from operations	3,122,409	1,903,176

Contract owner transactions:
Proceeds from units sold	13,359,987	12,720,060
Cost of units redeemed	(5,098,824)	(3,531,849)
Account charges	(40,612)	(25,833)
Increase (decrease)	8,220,551	9,162,378
Net increase (decrease)	11,342,960	11,065,554
Net assets, beginning	19,546,066	8,480,512
Net assets, ending	$30,889,026	$19,546,066

Units sold	10,561,097	10,613,824
Units redeemed	(4,234,944)	(2,933,571)
Net increase (decrease)	6,326,153	7,680,253
Units outstanding, beginning	15,515,016	7,834,763
Units outstanding, ending	21,841,169	15,515,016

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,358,439
Cost of units redeemed/account charges	(10,151,238)
Net investment income (loss)	594,673
Net realized gain (loss)	326,689
Realized gain distributions	1,218,539
Net change in unrealized appreciation (depreciation)	2,541,924
Net assets	$30,889,026

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	21,841	$30,889	1.25%	12.3%	12/31/2020	$1.43	0	$0	1.00%	12.5%	12/31/2020	$1.44	0	$0	0.75%	12.8%
12/31/2019	1.26	15,515	19,546	1.25%	16.4%	12/31/2019	1.27	0	0	1.00%	16.7%	12/31/2019	1.28	0	0	0.75%	17.0%
12/31/2018	1.08	7,835	8,481	1.25%	-4.7%	12/31/2018	1.09	0	0	1.00%	-4.4%	12/31/2018	1.09	0	0	0.75%	-4.2%
12/31/2017	1.14	2,791	3,170	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	13.1%	12/31/2020	$1.47	0	$0	0.25%	13.4%	12/31/2020	$1.49	0	$0	0.00%	13.7%
12/31/2019	1.29	0	0	0.50%	17.3%	12/31/2019	1.30	0	0	0.25%	17.6%	12/31/2019	1.31	0	0	0.00%	17.9%
12/31/2018	1.10	0	0	0.50%	-4.0%	12/31/2018	1.10	0	0	0.25%	-3.7%	12/31/2018	1.11	0	0	0.00%	-3.5%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.0%	12/31/2017	1.15	0	0	0.00%	15.3%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.4%
2018	2.5%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,530,360	$31,345,864	2,109,310
Receivables: investments sold	32,610
Payables: investments purchased	-
Net assets	$35,562,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,562,970	23,937,892	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$35,562,970	23,937,892

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$570,569
Mortality & expense charges	(339,076)
Net investment income (loss)	231,493

Gain (loss) on investments:
Net realized gain (loss)	239,116
Realized gain distributions	743,597
Net change in unrealized appreciation (depreciation)	3,391,602
Net gain (loss)	4,374,315

Increase (decrease) in net assets from operations	$4,605,808

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$231,493	$116,285
Net realized gain (loss)	239,116	100,894
Realized gain distributions	743,597	464,220
Net change in unrealized appreciation (depreciation)	3,391,602	1,732,192

Increase (decrease) in net assets from operations	4,605,808	2,413,591

Contract owner transactions:
Proceeds from units sold	23,273,560	9,485,313
Cost of units redeemed	(11,094,553)	(3,291,062)
Account charges	(27,571)	(21,309)
Increase (decrease)	12,151,436	6,172,942
Net increase (decrease)	16,757,244	8,586,533
Net assets, beginning	18,805,726	10,219,193
Net assets, ending	$35,562,970	$18,805,726

Units sold	18,857,514	7,792,755
Units redeemed	(9,315,468)	(2,672,050)
Net increase (decrease)	9,542,046	5,120,705
Units outstanding, beginning	14,395,846	9,275,141
Units outstanding, ending	23,937,892	14,395,846

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$44,810,519
Cost of units redeemed/account charges	(15,839,571)
Net investment income (loss)	470,368
Net realized gain (loss)	371,280
Realized gain distributions	1,565,878
Net change in unrealized appreciation (depreciation)	4,184,496
Net assets	$35,562,970

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	23,938	$35,563	1.25%	13.7%	12/31/2020	$1.50	0	$0	1.00%	14.0%	12/31/2020	$1.52	0	$0	0.75%	14.3%
12/31/2019	1.31	14,396	18,806	1.25%	18.6%	12/31/2019	1.32	0	0	1.00%	18.9%	12/31/2019	1.33	0	0	0.75%	19.2%
12/31/2018	1.10	9,275	10,219	1.25%	-5.4%	12/31/2018	1.11	0	0	1.00%	-5.1%	12/31/2018	1.11	0	0	0.75%	-4.9%
12/31/2017	1.16	3,517	4,095	1.25%	16.9%	12/31/2017	1.17	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	14.6%	12/31/2020	$1.55	0	$0	0.25%	14.9%	12/31/2020	$1.56	0	$0	0.00%	15.2%
12/31/2019	1.34	0	0	0.50%	19.5%	12/31/2019	1.35	0	0	0.25%	19.8%	12/31/2019	1.36	0	0	0.00%	20.1%
12/31/2018	1.12	0	0	0.50%	-4.6%	12/31/2018	1.12	0	0	0.25%	-4.4%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.18	0	0	0.25%	18.1%	12/31/2017	1.18	0	0	0.00%	18.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.0%
2018	2.3%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,452,712	$25,938,013	1,645,014
Receivables: investments sold	25,955
Payables: investments purchased	-
Net assets	$29,478,667

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,478,667	18,722,986	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$29,478,667	18,722,986

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$360,244
Mortality & expense charges	(270,536)
Net investment income (loss)	89,708

Gain (loss) on investments:
Net realized gain (loss)	165,334
Realized gain distributions	717,331
Net change in unrealized appreciation (depreciation)	2,826,974
Net gain (loss)	3,709,639

Increase (decrease) in net assets from operations	$3,799,347

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$89,708	$76,591
Net realized gain (loss)	165,334	115,642
Realized gain distributions	717,331	501,688
Net change in unrealized appreciation (depreciation)	2,826,974	1,700,342

Increase (decrease) in net assets from operations	3,799,347	2,394,263

Contract owner transactions:
Proceeds from units sold	12,885,843	8,639,957
Cost of units redeemed	(4,428,495)	(2,825,433)
Account charges	(31,112)	(21,545)
Increase (decrease)	8,426,236	5,792,979
Net increase (decrease)	12,225,583	8,187,242
Net assets, beginning	17,253,084	9,065,842
Net assets, ending	$29,478,667	$17,253,084

Units sold	9,456,038	6,791,625
Units redeemed	(3,454,032)	(2,209,664)
Net increase (decrease)	6,002,006	4,581,961
Units outstanding, beginning	12,720,980	8,139,019
Units outstanding, ending	18,722,986	12,720,980

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,312,822
Cost of units redeemed/account charges	(8,500,230)
Net investment income (loss)	254,718
Net realized gain (loss)	323,798
Realized gain distributions	1,572,860
Net change in unrealized appreciation (depreciation)	3,514,699
Net assets	$29,478,667

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	18,723	$29,479	1.25%	16.1%	12/31/2020	$1.59	0	$0	1.00%	16.4%	12/31/2020	$1.61	0	$0	0.75%	16.7%
12/31/2019	1.36	12,721	17,253	1.25%	21.8%	12/31/2019	1.37	0	0	1.00%	22.1%	12/31/2019	1.38	0	0	0.75%	22.4%
12/31/2018	1.11	8,139	9,066	1.25%	-6.3%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	0	0	0.75%	-5.9%
12/31/2017	1.19	2,684	3,191	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	17.0%	12/31/2020	$1.64	0	$0	0.25%	17.3%	12/31/2020	$1.66	0	$0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	22.7%	12/31/2019	1.40	0	0	0.25%	23.0%	12/31/2019	1.41	0	0	0.00%	23.3%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.1%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.7%
2018	2.2%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,026,129	$26,508,293	1,664,400
Receivables: investments sold	31,584
Payables: investments purchased	-
Net assets	$31,057,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,057,713	19,280,613	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$31,057,713	19,280,613

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$316,746
Mortality & expense charges	(296,278)
Net investment income (loss)	20,468

Gain (loss) on investments:
Net realized gain (loss)	98,883
Realized gain distributions	738,914
Net change in unrealized appreciation (depreciation)	3,632,411
Net gain (loss)	4,470,208

Increase (decrease) in net assets from operations	$4,490,676

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,468	$67,597
Net realized gain (loss)	98,883	79,264
Realized gain distributions	738,914	630,064
Net change in unrealized appreciation (depreciation)	3,632,411	2,311,671

Increase (decrease) in net assets from operations	4,490,676	3,088,596

Contract owner transactions:
Proceeds from units sold	9,713,147	8,593,621
Cost of units redeemed	(3,335,325)	(2,904,300)
Account charges	(33,626)	(23,874)
Increase (decrease)	6,344,196	5,665,447
Net increase (decrease)	10,834,872	8,754,043
Net assets, beginning	20,222,841	11,468,798
Net assets, ending	$31,057,713	$20,222,841

Units sold	7,282,235	6,738,973
Units redeemed	(2,727,521)	(2,273,079)
Net increase (decrease)	4,554,714	4,465,894
Units outstanding, beginning	14,725,899	10,260,005
Units outstanding, ending	19,280,613	14,725,899

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,384,798
Cost of units redeemed/account charges	(9,259,154)
Net investment income (loss)	192,379
Net realized gain (loss)	356,132
Realized gain distributions	1,865,722
Net change in unrealized appreciation (depreciation)	4,517,836
Net assets	$31,057,713

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	19,281	$31,058	1.25%	17.3%	12/31/2020	$1.63	0	$0	1.00%	17.6%	12/31/2020	$1.64	0	$0	0.75%	17.9%
12/31/2019	1.37	14,726	20,223	1.25%	22.9%	12/31/2019	1.38	0	0	1.00%	23.2%	12/31/2019	1.39	0	0	0.75%	23.5%
12/31/2018	1.12	10,260	11,469	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.20	4,242	5,082	1.25%	20.5%	12/31/2017	1.20	0	0	1.00%	20.8%	12/31/2017	1.20	0	0	0.75%	21.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	18.2%	12/31/2020	$1.68	0	$0	0.25%	18.5%	12/31/2020	$1.69	0	$0	0.00%	18.8%
12/31/2019	1.41	0	0	0.50%	23.8%	12/31/2019	1.42	0	0	0.25%	24.1%	12/31/2019	1.43	0	0	0.00%	24.4%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	21.4%	12/31/2017	1.21	0	0	0.25%	21.7%	12/31/2017	1.21	0	0	0.00%	22.0%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.6%
2018	1.9%
2017	2.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,532,418	$20,988,395	1,286,395
Receivables: investments sold	37,740
Payables: investments purchased	-
Net assets	$24,570,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,570,158	15,123,504	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$24,570,158	15,123,504

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$234,610
Mortality & expense charges	(231,616)
Net investment income (loss)	2,994

Gain (loss) on investments:
Net realized gain (loss)	264,305
Realized gain distributions	583,362
Net change in unrealized appreciation (depreciation)	2,921,406
Net gain (loss)	3,769,073

Increase (decrease) in net assets from operations	$3,772,067

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,994	$46,223
Net realized gain (loss)	264,305	67,888
Realized gain distributions	583,362	428,823
Net change in unrealized appreciation (depreciation)	2,921,406	1,410,544

Increase (decrease) in net assets from operations	3,772,067	1,953,478

Contract owner transactions:
Proceeds from units sold	10,732,749	6,934,759
Cost of units redeemed	(3,585,076)	(1,874,025)
Account charges	(22,692)	(15,535)
Increase (decrease)	7,124,981	5,045,199
Net increase (decrease)	10,897,048	6,998,677
Net assets, beginning	13,673,110	6,674,433
Net assets, ending	$24,570,158	$13,673,110

Units sold	8,014,119	5,443,976
Units redeemed	(2,798,773)	(1,491,427)
Net increase (decrease)	5,215,346	3,952,549
Units outstanding, beginning	9,908,158	5,955,609
Units outstanding, ending	15,123,504	9,908,158

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,085,091
Cost of units redeemed/account charges	(6,813,544)
Net investment income (loss)	103,802
Net realized gain (loss)	361,224
Realized gain distributions	1,289,562
Net change in unrealized appreciation (depreciation)	3,544,023
Net assets	$24,570,158

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	15,124	$24,570	1.25%	17.7%	12/31/2020	$1.64	0	$0	1.00%	18.0%	12/31/2020	$1.66	0	$0	0.75%	18.3%
12/31/2019	1.38	9,908	13,673	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.40	0	0	0.75%	23.8%
12/31/2018	1.12	5,956	6,674	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	2,022	2,430	1.25%	20.9%	12/31/2017	1.21	0	0	1.00%	21.2%	12/31/2017	1.21	0	0	0.75%	21.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	18.6%	12/31/2020	$1.69	0	$0	0.25%	18.9%	12/31/2020	$1.71	0	$0	0.00%	19.2%
12/31/2019	1.41	0	0	0.50%	24.1%	12/31/2019	1.42	0	0	0.25%	24.4%	12/31/2019	1.43	0	0	0.00%	24.7%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.22	0	0	0.00%	22.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.6%
2018	1.9%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,769,913	$16,735,172	1,051,797
Receivables: investments sold	14,404
Payables: investments purchased	-
Net assets	$19,784,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,784,317	12,105,497	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$19,784,317	12,105,497

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$171,295
Mortality & expense charges	(185,062)
Net investment income (loss)	(13,767)

Gain (loss) on investments:
Net realized gain (loss)	125,724
Realized gain distributions	472,928
Net change in unrealized appreciation (depreciation)	2,452,922
Net gain (loss)	3,051,574

Increase (decrease) in net assets from operations	$3,037,807

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,767)	$38,177
Net realized gain (loss)	125,724	28,318
Realized gain distributions	472,928	377,941
Net change in unrealized appreciation (depreciation)	2,452,922	1,159,950

Increase (decrease) in net assets from operations	3,037,807	1,604,386

Contract owner transactions:
Proceeds from units sold	6,794,816	7,292,849
Cost of units redeemed	(2,032,496)	(1,710,518)
Account charges	(19,832)	(14,999)
Increase (decrease)	4,742,488	5,567,332
Net increase (decrease)	7,780,295	7,171,718
Net assets, beginning	12,004,022	4,832,304
Net assets, ending	$19,784,317	$12,004,022

Units sold	4,998,822	5,753,594
Units redeemed	(1,555,961)	(1,397,260)
Net increase (decrease)	3,442,861	4,356,334
Units outstanding, beginning	8,662,636	4,306,302
Units outstanding, ending	12,105,497	8,662,636

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,257,837
Cost of units redeemed/account charges	(4,803,542)
Net investment income (loss)	57,867
Net realized gain (loss)	184,941
Realized gain distributions	1,052,473
Net change in unrealized appreciation (depreciation)	3,034,741
Net assets	$19,784,317

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	12,105	$19,784	1.25%	17.9%	12/31/2020	$1.65	0	$0	1.00%	18.2%	12/31/2020	$1.67	0	$0	0.75%	18.5%
12/31/2019	1.39	8,663	12,004	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	4,306	4,832	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	1,433	1,726	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	18.8%	12/31/2020	$1.70	0	$0	0.25%	19.1%	12/31/2020	$1.72	0	$0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.6%
2018	1.8%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,804,134	$9,139,921	456,706
Receivables: investments sold	6,107
Payables: investments purchased	-
Net assets	$10,810,241

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,810,241	6,617,090	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$10,810,241	6,617,090

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$96,245
Mortality & expense charges	(101,254)
Net investment income (loss)	(5,009)

Gain (loss) on investments:
Net realized gain (loss)	189,816
Realized gain distributions	251,057
Net change in unrealized appreciation (depreciation)	1,272,843
Net gain (loss)	1,713,716

Increase (decrease) in net assets from operations	$1,708,707

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,009)	$12,248
Net realized gain (loss)	189,816	15,073
Realized gain distributions	251,057	181,954
Net change in unrealized appreciation (depreciation)	1,272,843	684,778

Increase (decrease) in net assets from operations	1,708,707	894,053

Contract owner transactions:
Proceeds from units sold	4,882,473	3,480,856
Cost of units redeemed	(1,963,702)	(760,736)
Account charges	(15,050)	(13,706)
Increase (decrease)	2,903,721	2,706,414
Net increase (decrease)	4,612,428	3,600,467
Net assets, beginning	6,197,813	2,597,346
Net assets, ending	$10,810,241	$6,197,813

Units sold	3,848,688	2,769,512
Units redeemed	(1,704,825)	(612,032)
Net increase (decrease)	2,143,863	2,157,480
Units outstanding, beginning	4,473,227	2,315,747
Units outstanding, ending	6,617,090	4,473,227

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,538,268
Cost of units redeemed/account charges	(3,161,762)
Net investment income (loss)	23,391
Net realized gain (loss)	215,038
Realized gain distributions	531,093
Net change in unrealized appreciation (depreciation)	1,664,213
Net assets	$10,810,241

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	6,617	$10,810	1.25%	17.9%	12/31/2020	$1.65	0	$0	1.00%	18.2%	12/31/2020	$1.67	0	$0	0.75%	18.5%
12/31/2019	1.39	4,473	6,198	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.2%
12/31/2018	1.12	2,316	2,597	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.4%
12/31/2017	1.20	652	785	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	18.8%	12/31/2020	$1.70	0	$0	0.25%	19.1%	12/31/2020	$1.72	0	$0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.5%	12/31/2019	1.43	0	0	0.25%	24.8%	12/31/2019	1.44	0	0	0.00%	25.1%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.7%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.5%
2018	1.8%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,612,373	$3,009,324	227,807
Receivables: investments sold	-
Payables: investments purchased	(6,174)
Net assets	$3,606,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,606,199	2,208,525	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$3,606,199	2,208,525

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,399
Mortality & expense charges	(29,838)
Net investment income (loss)	(439)

Gain (loss) on investments:
Net realized gain (loss)	23,597
Realized gain distributions	68,913
Net change in unrealized appreciation (depreciation)	520,228
Net gain (loss)	612,738

Increase (decrease) in net assets from operations	$612,299

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(439)	$4,165
Net realized gain (loss)	23,597	1,500
Realized gain distributions	68,913	33,480
Net change in unrealized appreciation (depreciation)	520,228	123,500

Increase (decrease) in net assets from operations	612,299	162,645

Contract owner transactions:
Proceeds from units sold	2,141,814	1,059,033
Cost of units redeemed	(580,277)	(127,401)
Account charges	(9,069)	(5,786)
Increase (decrease)	1,552,468	925,846
Net increase (decrease)	2,164,767	1,088,491
Net assets, beginning	1,441,432	352,941
Net assets, ending	$3,606,199	$1,441,432

Units sold	1,625,809	835,502
Units redeemed	(458,588)	(108,984)
Net increase (decrease)	1,167,221	726,518
Units outstanding, beginning	1,041,304	314,786
Units outstanding, ending	2,208,525	1,041,304

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,710,356
Cost of units redeemed/account charges	(846,963)
Net investment income (loss)	4,462
Net realized gain (loss)	23,485
Realized gain distributions	111,810
Net change in unrealized appreciation (depreciation)	603,049
Net assets	$3,606,199

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	2,209	$3,606	1.25%	18.0%	12/31/2020	$1.65	0	$0	1.00%	18.3%	12/31/2020	$1.67	0	$0	0.75%	18.6%
12/31/2019	1.38	1,041	1,441	1.25%	23.5%	12/31/2019	1.39	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%
12/31/2018	1.12	315	353	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	28	34	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	18.8%	12/31/2020	$1.70	0	$0	0.25%	19.1%	12/31/2020	$1.72	0	$0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.22	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.6%
2018	1.9%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,798	$294,768	20,321
Receivables: investments sold	-
Payables: investments purchased	(98)
Net assets	$296,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,700	264,681	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$296,700	264,681

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1
Mortality & expense charges	(30)
Net investment income (loss)	(29)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,030
Net gain (loss)	2,030

Increase (decrease) in net assets from operations	$2,001

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,030	-

Increase (decrease) in net assets from operations	2,001	-

Contract owner transactions:
Proceeds from units sold	295,069	-
Cost of units redeemed	(1)	-
Account charges	(369)	-
Increase (decrease)	294,699	-
Net increase (decrease)	296,700	-
Net assets, beginning	-	-
Net assets, ending	$296,700	$-

Units sold	265,011	-
Units redeemed	(330)	-
Net increase (decrease)	264,681	-
Units outstanding, beginning	-	-
Units outstanding, ending	264,681	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$295,069
Cost of units redeemed/account charges	(370)
Net investment income (loss)	(29)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,030
Net assets	$296,700

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	265	$297	1.25%	12.1%	12/31/2020	$1.12	0	$0	1.00%	12.1%	12/31/2020	$1.12	0	$0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	12.2%	12/31/2020	$1.12	0	$0	0.25%	12.3%	12/31/2020	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204	$202	14
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204	182	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$204	182

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net gain (loss)	2

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2	-

Increase (decrease) in net assets from operations	2	-

Contract owner transactions:
Proceeds from units sold	202	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	202	-
Net increase (decrease)	204	-
Net assets, beginning	-	-
Net assets, ending	$204	$-

Units sold	182	-
Units redeemed	-	-
Net increase (decrease)	182	-
Units outstanding, beginning	-	-
Units outstanding, ending	182	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$202
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net assets	$204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	12.1%	12/31/2020	$1.12	0	$0	1.00%	12.1%	12/31/2020	$1.12	0	$0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	12.2%	12/31/2020	$1.12	0	$0	0.25%	12.3%	12/31/2020	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186	$184	12
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186	166	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$186	166

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net gain (loss)	2

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2	-

Increase (decrease) in net assets from operations	2	-

Contract owner transactions:
Proceeds from units sold	184	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	184	-
Net increase (decrease)	186	-
Net assets, beginning	-	-
Net assets, ending	$186	$-

Units sold	166	-
Units redeemed	-	-
Net increase (decrease)	166	-
Units outstanding, beginning	-	-
Units outstanding, ending	166	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$184
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net assets	$186

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	12.0%	12/31/2020	$1.12	0	$0	1.00%	12.1%	12/31/2020	$1.12	0	$0	0.75%	12.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	12.2%	12/31/2020	$1.12	0	$0	0.25%	12.2%	12/31/2020	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R6 Class - 06-CTN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,775,972	$3,187,049	95,245
Receivables: investments sold	1,459
Payables: investments purchased	-
Net assets	$3,777,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,777,431	2,159,159	$1.75
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$3,777,431	2,159,159

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,220
Mortality & expense charges	(81,657)
Net investment income (loss)	(65,437)

Gain (loss) on investments:
Net realized gain (loss)	340,068
Realized gain distributions	201,770
Net change in unrealized appreciation (depreciation)	310,766
Net gain (loss)	852,604

Increase (decrease) in net assets from operations	$787,167

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(65,437)	$(38,015)
Net realized gain (loss)	340,068	(49,348)
Realized gain distributions	201,770	350,931
Net change in unrealized appreciation (depreciation)	310,766	1,527,580

Increase (decrease) in net assets from operations	787,167	1,791,148

Contract owner transactions:
Proceeds from units sold	841,353	1,099,901
Cost of units redeemed	(6,311,706)	(1,630,369)
Account charges	(10,085)	(12,753)
Increase (decrease)	(5,480,438)	(543,221)
Net increase (decrease)	(4,693,271)	1,247,927
Net assets, beginning	8,470,702	7,222,775
Net assets, ending	$3,777,431	$8,470,702

Units sold	569,876	844,060
Units redeemed	(4,234,326)	(1,235,531)
Net increase (decrease)	(3,664,450)	(391,471)
Units outstanding, beginning	5,823,609	6,215,080
Units outstanding, ending	2,159,159	5,823,609

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,461,585
Cost of units redeemed/account charges	(9,886,163)
Net investment income (loss)	(109,383)
Net realized gain (loss)	463,338
Realized gain distributions	1,259,131
Net change in unrealized appreciation (depreciation)	588,923
Net assets	$3,777,431

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	2,159	$3,777	1.25%	20.3%	12/31/2020	$1.77	0	$0	1.00%	20.6%	12/31/2020	$1.79	0	$0	0.75%	20.9%
12/31/2019	1.45	5,824	8,471	1.25%	25.2%	12/31/2019	1.47	0	0	1.00%	25.5%	12/31/2019	1.48	0	0	0.75%	25.8%
12/31/2018	1.16	6,215	7,223	1.25%	-2.8%	12/31/2018	1.17	0	0	1.00%	-2.6%	12/31/2018	1.17	0	0	0.75%	-2.3%
12/31/2017	1.20	2,868	3,430	1.25%	20.9%	12/31/2017	1.20	0	0	1.00%	21.2%	12/31/2017	1.20	0	0	0.75%	21.5%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	21.2%	12/31/2020	$1.82	0	$0	0.25%	21.5%	12/31/2020	$1.84	0	$0	0.00%	21.8%
12/31/2019	1.49	0	0	0.50%	26.1%	12/31/2019	1.50	0	0	0.25%	26.4%	12/31/2019	1.51	0	0	0.00%	26.7%
12/31/2018	1.18	0	0	0.50%	-2.1%	12/31/2018	1.19	0	0	0.25%	-1.8%	12/31/2018	1.19	0	0	0.00%	-1.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.21	0	0	0.00%	22.4%
12/31/2016	0.99	0	0	0.50%	-1.0%	12/31/2016	0.99	0	0	0.25%	-1.0%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
2018	1.1%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R6 Class - 06-CTP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,442,809	$49,321,493	1,806,897
Receivables: investments sold	143,575
Payables: investments purchased	-
Net assets	$54,586,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,207,354	35,878,888	$1.43
Band 100	-	-	1.44
Band 75	1,482,937	1,018,142	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	1,896,093	1,262,728	1.50
Total	$54,586,384	38,159,758

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$840,148
Mortality & expense charges	(572,521)
Net investment income (loss)	267,627

Gain (loss) on investments:
Net realized gain (loss)	287,499
Realized gain distributions	1,600,841
Net change in unrealized appreciation (depreciation)	3,271,967
Net gain (loss)	5,160,307

Increase (decrease) in net assets from operations	$5,427,934

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$267,627	$368,961
Net realized gain (loss)	287,499	(8,611)
Realized gain distributions	1,600,841	729,341
Net change in unrealized appreciation (depreciation)	3,271,967	4,285,818

Increase (decrease) in net assets from operations	5,427,934	5,375,509

Contract owner transactions:
Proceeds from units sold	29,673,629	15,933,071
Cost of units redeemed	(20,377,429)	(9,860,378)
Account charges	(22,200)	(23,057)
Increase (decrease)	9,274,000	6,049,636
Net increase (decrease)	14,701,934	11,425,145
Net assets, beginning	39,884,450	28,459,305
Net assets, ending	$54,586,384	$39,884,450

Units sold	23,699,098	12,855,400
Units redeemed	(16,180,957)	(8,043,933)
Net increase (decrease)	7,518,141	4,811,467
Units outstanding, beginning	30,641,617	25,830,150
Units outstanding, ending	38,159,758	30,641,617

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$89,894,591
Cost of units redeemed/account charges	(45,410,835)
Net investment income (loss)	937,551
Net realized gain (loss)	455,245
Realized gain distributions	3,588,516
Net change in unrealized appreciation (depreciation)	5,121,316
Net assets	$54,586,384

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	35,879	$51,207	1.25%	9.8%	12/31/2020	$1.44	0	$0	1.00%	10.1%	12/31/2020	$1.46	1,018	$1,483	0.75%	10.4%
12/31/2019	1.30	28,757	37,367	1.25%	18.1%	12/31/2019	1.31	0	0	1.00%	18.4%	12/31/2019	1.32	866	1,143	0.75%	18.7%
12/31/2018	1.10	24,219	26,654	1.25%	-3.6%	12/31/2018	1.11	0	0	1.00%	-3.4%	12/31/2018	1.11	819	911	0.75%	-3.2%
12/31/2017	1.14	9,698	11,077	1.25%	14.4%	12/31/2017	1.15	0	0	1.00%	14.7%	12/31/2017	1.15	0	0	0.75%	15.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	10.7%	12/31/2020	$1.49	0	$0	0.25%	10.9%	12/31/2020	$1.50	1,263	$1,896	0.00%	11.2%
12/31/2019	1.33	0	0	0.50%	19.0%	12/31/2019	1.34	0	0	0.25%	19.3%	12/31/2019	1.35	1,018	1,375	0.00%	19.6%
12/31/2018	1.12	0	0	0.50%	-2.9%	12/31/2018	1.12	0	0	0.25%	-2.7%	12/31/2018	1.13	792	894	0.00%	-2.4%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	613	710	0.00%	15.8%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.2%
2018	2.2%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,562,135	$10,338,955	212,412
Receivables: investments sold	48,773
Payables: investments purchased	-
Net assets	$12,610,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,610,908	8,117,802	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.63
Total	$12,610,908	8,117,802

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$194,797
Mortality & expense charges	(135,231)
Net investment income (loss)	59,566

Gain (loss) on investments:
Net realized gain (loss)	97,623
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,547,612
Net gain (loss)	1,645,235

Increase (decrease) in net assets from operations	$1,704,801

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59,566	$84,437
Net realized gain (loss)	97,623	(108,435)
Realized gain distributions	-	75,769
Net change in unrealized appreciation (depreciation)	1,547,612	2,009,922

Increase (decrease) in net assets from operations	1,704,801	2,061,693

Contract owner transactions:
Proceeds from units sold	2,444,577	2,241,163
Cost of units redeemed	(2,326,208)	(2,298,681)
Account charges	(10,244)	(9,227)
Increase (decrease)	108,125	(66,745)
Net increase (decrease)	1,812,926	1,994,948
Net assets, beginning	10,797,982	8,803,034
Net assets, ending	$12,610,908	$10,797,982

Units sold	1,926,941	1,804,521
Units redeemed	(1,757,048)	(1,902,452)
Net increase (decrease)	169,893	(97,931)
Units outstanding, beginning	7,947,909	8,045,840
Units outstanding, ending	8,117,802	7,947,909

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,255,895
Cost of units redeemed/account charges	(8,589,681)
Net investment income (loss)	221,778
Net realized gain (loss)	(14,476)
Realized gain distributions	514,212
Net change in unrealized appreciation (depreciation)	2,223,180
Net assets	$12,610,908

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	8,118	$12,611	1.25%	14.3%	12/31/2020	$1.57	0	$0	1.00%	14.6%	12/31/2020	$1.59	0	$0	0.75%	14.9%
12/31/2019	1.36	7,948	10,798	1.25%	24.2%	12/31/2019	1.37	0	0	1.00%	24.5%	12/31/2019	1.38	0	0	0.75%	24.8%
12/31/2018	1.09	8,046	8,803	1.25%	-11.1%	12/31/2018	1.10	0	0	1.00%	-10.9%	12/31/2018	1.11	0	0	0.75%	-10.6%
12/31/2017	1.23	3,684	4,533	1.25%	23.5%	12/31/2017	1.23	0	0	1.00%	23.8%	12/31/2017	1.24	0	0	0.75%	24.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	0.50%	15.2%	12/31/2020	$1.62	0	$0	0.25%	15.5%	12/31/2020	$1.63	0	$0	0.00%	15.8%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.41	0	0	0.00%	25.7%
12/31/2018	1.11	0	0	0.50%	-10.4%	12/31/2018	1.12	0	0	0.25%	-10.2%	12/31/2018	1.12	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	24.5%	12/31/2017	1.24	0	0	0.25%	24.8%	12/31/2017	1.25	0	0	0.00%	25.1%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.3%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R6 Class - 06-CTT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,895,926	$24,676,474	458,569
Receivables: investments sold	-
Payables: investments purchased	(117,062)
Net assets	$31,778,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,450,465	16,443,834	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	4,328,399	2,464,472	1.76
Total	$31,778,864	18,908,306

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$130,270
Mortality & expense charges	(285,492)
Net investment income (loss)	(155,222)

Gain (loss) on investments:
Net realized gain (loss)	707,903
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,935,208
Net gain (loss)	6,643,111

Increase (decrease) in net assets from operations	$6,487,889

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(155,222)	$107,582
Net realized gain (loss)	707,903	(73,106)
Realized gain distributions	-	428,859
Net change in unrealized appreciation (depreciation)	5,935,208	4,522,285

Increase (decrease) in net assets from operations	6,487,889	4,985,620

Contract owner transactions:
Proceeds from units sold	10,376,476	8,414,484
Cost of units redeemed	(10,669,852)	(6,624,747)
Account charges	(36,198)	(32,173)
Increase (decrease)	(329,574)	1,757,564
Net increase (decrease)	6,158,315	6,743,184
Net assets, beginning	25,620,549	18,877,365
Net assets, ending	$31,778,864	$25,620,549

Units sold	7,909,689	6,795,851
Units redeemed	(7,887,829)	(5,439,221)
Net increase (decrease)	21,860	1,356,630
Units outstanding, beginning	18,886,446	17,529,816
Units outstanding, ending	18,908,306	18,886,446

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$47,419,909
Cost of units redeemed/account charges	(25,094,609)
Net investment income (loss)	204,155
Net realized gain (loss)	729,179
Realized gain distributions	1,300,778
Net change in unrealized appreciation (depreciation)	7,219,452
Net assets	$31,778,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	16,444	$27,450	1.25%	23.7%	12/31/2020	$1.69	0	$0	1.00%	24.0%	12/31/2020	$1.70	0	$0	0.75%	24.3%
12/31/2019	1.35	16,327	22,032	1.25%	25.8%	12/31/2019	1.36	0	0	1.00%	26.1%	12/31/2019	1.37	0	0	0.75%	26.4%
12/31/2018	1.07	14,818	15,893	1.25%	-16.0%	12/31/2018	1.08	0	0	1.00%	-15.8%	12/31/2018	1.08	0	0	0.75%	-15.5%
12/31/2017	1.28	4,934	6,298	1.25%	29.6%	12/31/2017	1.28	0	0	1.00%	29.9%	12/31/2017	1.28	0	0	0.75%	30.2%
12/31/2016	0.99	0	0	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.5%	12/31/2016	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	0.50%	24.6%	12/31/2020	$1.74	0	$0	0.25%	25.0%	12/31/2020	$1.76	2,464	$4,328	0.00%	25.3%
12/31/2019	1.38	0	0	0.50%	26.8%	12/31/2019	1.39	0	0	0.25%	27.1%	12/31/2019	1.40	2,560	3,589	0.00%	27.4%
12/31/2018	1.09	0	0	0.50%	-15.3%	12/31/2018	1.09	0	0	0.25%	-15.1%	12/31/2018	1.10	2,711	2,984	0.00%	-14.9%
12/31/2017	1.29	0	0	0.50%	30.5%	12/31/2017	1.29	0	0	0.25%	30.8%	12/31/2017	1.29	2,946	3,811	0.00%	31.2%
12/31/2016	0.99	0	0	0.50%	-1.4%	12/31/2016	0.99	0	0	0.25%	-1.4%	12/31/2016	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.5%
2018	2.1%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R6 Class - 06-CTV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,062,831	$8,856,059	145,362
Receivables: investments sold	-
Payables: investments purchased	(12,453)
Net assets	$10,050,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,050,378	6,197,476	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$10,050,378	6,197,476

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$181,283
Mortality & expense charges	(110,146)
Net investment income (loss)	71,137

Gain (loss) on investments:
Net realized gain (loss)	(70,748)
Realized gain distributions	118,239
Net change in unrealized appreciation (depreciation)	1,119,318
Net gain (loss)	1,166,809

Increase (decrease) in net assets from operations	$1,237,946

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$71,137	$53,670
Net realized gain (loss)	(70,748)	(68,086)
Realized gain distributions	118,239	496,442
Net change in unrealized appreciation (depreciation)	1,119,318	1,309,454

Increase (decrease) in net assets from operations	1,237,946	1,791,480

Contract owner transactions:
Proceeds from units sold	2,137,689	2,139,912
Cost of units redeemed	(2,386,841)	(1,465,050)
Account charges	(7,623)	(5,078)
Increase (decrease)	(256,775)	669,784
Net increase (decrease)	981,171	2,461,264
Net assets, beginning	9,069,207	6,607,943
Net assets, ending	$10,050,378	$9,069,207

Units sold	1,836,906	1,636,678
Units redeemed	(2,007,692)	(1,134,530)
Net increase (decrease)	(170,786)	502,148
Units outstanding, beginning	6,368,262	5,866,114
Units outstanding, ending	6,197,476	6,368,262

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,399,811
Cost of units redeemed/account charges	(6,833,088)
Net investment income (loss)	178,938
Net realized gain (loss)	(114,857)
Realized gain distributions	1,212,802
Net change in unrealized appreciation (depreciation)	1,206,772
Net assets	$10,050,378

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	6,197	$10,050	1.25%	13.9%	12/31/2020	$1.64	0	$0	1.00%	14.2%	12/31/2020	$1.65	0	$0	0.75%	14.4%
12/31/2019	1.42	6,368	9,069	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.7%	12/31/2019	1.45	0	0	0.75%	27.1%
12/31/2018	1.13	5,866	6,608	1.25%	-7.5%	12/31/2018	1.13	0	0	1.00%	-7.3%	12/31/2018	1.14	0	0	0.75%	-7.0%
12/31/2017	1.22	3,374	4,109	1.25%	22.2%	12/31/2017	1.22	0	0	1.00%	22.5%	12/31/2017	1.22	0	0	0.75%	22.8%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	14.7%	12/31/2020	$1.69	0	$0	0.25%	15.0%	12/31/2020	$1.71	0	$0	0.00%	15.3%
12/31/2019	1.46	0	0	0.50%	27.4%	12/31/2019	1.47	0	0	0.25%	27.7%	12/31/2019	1.48	0	0	0.00%	28.0%
12/31/2018	1.14	0	0	0.50%	-6.8%	12/31/2018	1.15	0	0	0.25%	-6.6%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.23	0	0	0.50%	23.1%	12/31/2017	1.23	0	0	0.25%	23.4%	12/31/2017	1.23	0	0	0.00%	23.7%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.9%
2018	2.3%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R6 Class - 06-CTW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,213,562	$15,476,114	329,629
Receivables: investments sold	-
Payables: investments purchased	(264,400)
Net assets	$19,949,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,857,611	9,366,909	$2.01
Band 100	-	-	2.03
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.10
Band 0	1,091,551	515,353	2.12
Total	$19,949,162	9,882,262

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$81,543
Mortality & expense charges	(174,986)
Net investment income (loss)	(93,443)

Gain (loss) on investments:
Net realized gain (loss)	419,014
Realized gain distributions	809,758
Net change in unrealized appreciation (depreciation)	4,052,982
Net gain (loss)	5,281,754

Increase (decrease) in net assets from operations	$5,188,311

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(93,443)	$39,505
Net realized gain (loss)	419,014	(21,825)
Realized gain distributions	809,758	242,819
Net change in unrealized appreciation (depreciation)	4,052,982	1,543,625

Increase (decrease) in net assets from operations	5,188,311	1,804,124

Contract owner transactions:
Proceeds from units sold	10,048,765	3,832,563
Cost of units redeemed	(4,884,771)	(1,411,697)
Account charges	(7,997)	(4,091)
Increase (decrease)	5,155,997	2,416,775
Net increase (decrease)	10,344,308	4,220,899
Net assets, beginning	9,604,854	5,383,955
Net assets, ending	$19,949,162	$9,604,854

Units sold	6,750,549	2,785,289
Units redeemed	(3,153,152)	(1,037,934)
Net increase (decrease)	3,597,397	1,747,355
Units outstanding, beginning	6,284,865	4,537,510
Units outstanding, ending	9,882,262	6,284,865

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,826,972
Cost of units redeemed/account charges	(8,553,008)
Net investment income (loss)	2,015
Net realized gain (loss)	483,404
Realized gain distributions	1,452,331
Net change in unrealized appreciation (depreciation)	4,737,448
Net assets	$19,949,162

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	9,367	$18,858	1.25%	32.1%	12/31/2020	$2.03	0	$0	1.00%	32.5%	12/31/2020	$2.05	0	$0	0.75%	32.8%
12/31/2019	1.52	5,777	8,801	1.25%	28.9%	12/31/2019	1.54	0	0	1.00%	29.2%	12/31/2019	1.55	0	0	0.75%	29.5%
12/31/2018	1.18	3,912	4,625	1.25%	-6.7%	12/31/2018	1.19	0	0	1.00%	-6.5%	12/31/2018	1.19	0	0	0.75%	-6.3%
12/31/2017	1.27	738	936	1.25%	27.7%	12/31/2017	1.27	0	0	1.00%	28.0%	12/31/2017	1.27	0	0	0.75%	28.3%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.08	0	$0	0.50%	33.1%	12/31/2020	$2.10	0	$0	0.25%	33.5%	12/31/2020	$2.12	515	$1,092	0.00%	33.8%
12/31/2019	1.56	0	0	0.50%	29.8%	12/31/2019	1.57	0	0	0.25%	30.2%	12/31/2019	1.58	508	804	0.00%	30.5%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.21	0	0	0.25%	-5.8%	12/31/2018	1.21	626	759	0.00%	-5.6%
12/31/2017	1.28	0	0	0.50%	28.7%	12/31/2017	1.28	0	0	0.25%	29.0%	12/31/2017	1.28	730	938	0.00%	29.3%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.6%
2018	2.1%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R6 Class - 06-CTX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,212,547	$4,011,536	59,207
Receivables: investments sold	-
Payables: investments purchased	(7,654)
Net assets	$5,204,893

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,011,392	2,825,128	$1.77
Band 100	-	-	1.79
Band 75	193,501	106,891	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.87
Total	$5,204,893	2,932,019

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,565
Mortality & expense charges	(61,150)
Net investment income (loss)	(38,585)

Gain (loss) on investments:
Net realized gain (loss)	246,394
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	781,263
Net gain (loss)	1,027,657

Increase (decrease) in net assets from operations	$989,072

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,585)	$15,714
Net realized gain (loss)	246,394	16,397
Realized gain distributions	-	134,510
Net change in unrealized appreciation (depreciation)	781,263	903,313

Increase (decrease) in net assets from operations	989,072	1,069,934

Contract owner transactions:
Proceeds from units sold	2,094,082	1,418,898
Cost of units redeemed	(3,369,092)	(877,622)
Account charges	(4,687)	(4,940)
Increase (decrease)	(1,279,697)	536,336
Net increase (decrease)	(290,625)	1,606,270
Net assets, beginning	5,495,518	3,889,248
Net assets, ending	$5,204,893	$5,495,518

Units sold	1,754,257	1,216,154
Units redeemed	(2,654,179)	(813,559)
Net increase (decrease)	(899,922)	402,595
Units outstanding, beginning	3,831,941	3,429,346
Units outstanding, ending	2,932,019	3,831,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,141,575
Cost of units redeemed/account charges	(5,624,451)
Net investment income (loss)	6,779
Net realized gain (loss)	294,257
Realized gain distributions	185,722
Net change in unrealized appreciation (depreciation)	1,201,011
Net assets	$5,204,893

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	2,825	$5,011	1.25%	23.7%	12/31/2020	$1.79	0	$0	1.00%	24.1%	12/31/2020	$1.81	107	$194	0.75%	24.4%
12/31/2019	1.43	3,726	5,341	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.8%	12/31/2019	1.46	106	155	0.75%	27.1%
12/31/2018	1.13	3,335	3,781	1.25%	-13.1%	12/31/2018	1.14	0	0	1.00%	-12.9%	12/31/2018	1.15	94	108	0.75%	-12.6%
12/31/2017	1.30	973	1,269	1.25%	31.4%	12/31/2017	1.31	0	0	1.00%	31.7%	12/31/2017	1.31	0	0	0.75%	32.1%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	0	$0	0.50%	24.7%	12/31/2020	$1.85	0	$0	0.25%	25.0%	12/31/2020	$1.87	0	$0	0.00%	25.3%
12/31/2019	1.47	0	0	0.50%	27.4%	12/31/2019	1.48	0	0	0.25%	27.7%	12/31/2019	1.49	0	0	0.00%	28.0%
12/31/2018	1.15	0	0	0.50%	-12.4%	12/31/2018	1.16	0	0	0.25%	-12.2%	12/31/2018	1.16	0	0	0.00%	-12.0%
12/31/2017	1.31	0	0	0.50%	32.4%	12/31/2017	1.32	0	0	0.25%	32.7%	12/31/2017	1.32	0	0	0.00%	33.1%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.6%
2018	1.9%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R6 Class - 06-CTY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,743,310	$1,969,340	33,359
Receivables: investments sold	-
Payables: investments purchased	(8,854)
Net assets	$2,734,456

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,734,456	1,396,611	$1.96
Band 100	-	-	1.98
Band 75	-	-	2.00
Band 50	-	-	2.02
Band 25	-	-	2.04
Band 0	-	-	2.06
Total	$2,734,456	1,396,611

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(42,952)
Net investment income (loss)	(42,952)

Gain (loss) on investments:
Net realized gain (loss)	402,422
Realized gain distributions	41,909
Net change in unrealized appreciation (depreciation)	526,959
Net gain (loss)	971,290

Increase (decrease) in net assets from operations	$928,338

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,952)	$(44,686)
Net realized gain (loss)	402,422	(22,674)
Realized gain distributions	41,909	161,934
Net change in unrealized appreciation (depreciation)	526,959	789,649

Increase (decrease) in net assets from operations	928,338	884,223

Contract owner transactions:
Proceeds from units sold	592,754	887,724
Cost of units redeemed	(2,868,802)	(498,024)
Account charges	(1,822)	(2,424)
Increase (decrease)	(2,277,870)	387,276
Net increase (decrease)	(1,349,532)	1,271,499
Net assets, beginning	4,083,988	2,812,489
Net assets, ending	$2,734,456	$4,083,988

Units sold	399,510	681,009
Units redeemed	(1,844,549)	(376,294)
Net increase (decrease)	(1,445,039)	304,715
Units outstanding, beginning	2,841,650	2,536,935
Units outstanding, ending	1,396,611	2,841,650

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,178,165
Cost of units redeemed/account charges	(4,970,755)
Net investment income (loss)	(108,126)
Net realized gain (loss)	476,906
Realized gain distributions	384,296
Net change in unrealized appreciation (depreciation)	773,970
Net assets	$2,734,456

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	1,397	$2,734	1.25%	36.2%	12/31/2020	$1.98	0	$0	1.00%	36.6%	12/31/2020	$2.00	0	$0	0.75%	36.9%
12/31/2019	1.44	2,842	4,084	1.25%	29.6%	12/31/2019	1.45	0	0	1.00%	30.0%	12/31/2019	1.46	0	0	0.75%	30.3%
12/31/2018	1.11	2,537	2,812	1.25%	-10.5%	12/31/2018	1.11	0	0	1.00%	-10.3%	12/31/2018	1.12	0	0	0.75%	-10.0%
12/31/2017	1.24	285	353	1.25%	25.7%	12/31/2017	1.24	0	0	1.00%	26.0%	12/31/2017	1.25	0	0	0.75%	26.3%
12/31/2016	0.99	0	0	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.4%	12/31/2016	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	37.3%	12/31/2020	$2.04	0	$0	0.25%	37.6%	12/31/2020	$2.06	0	$0	0.00%	37.9%
12/31/2019	1.47	0	0	0.50%	30.6%	12/31/2019	1.48	0	0	0.25%	30.9%	12/31/2019	1.49	0	0	0.00%	31.3%
12/31/2018	1.13	0	0	0.50%	-9.8%	12/31/2018	1.13	0	0	0.25%	-9.6%	12/31/2018	1.14	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	26.6%	12/31/2017	1.25	0	0	0.25%	27.0%	12/31/2017	1.26	0	0	0.00%	27.3%
12/31/2016	0.99	0	0	0.50%	-1.4%	12/31/2016	0.99	0	0	0.25%	-1.4%	12/31/2016	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R6 Class - 06-CVC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,861,958	$41,971,745	811,604
Receivables: investments sold	-
Payables: investments purchased	(5,608)
Net assets	$54,856,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,323,089	21,540,897	$2.06
Band 100	-	-	2.08
Band 75	2,758,350	1,313,600	2.10
Band 50	-	-	2.12
Band 25	-	-	2.14
Band 0	7,774,911	3,591,591	2.16
Total	$54,856,350	26,446,088

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$283,067
Mortality & expense charges	(483,669)
Net investment income (loss)	(200,602)

Gain (loss) on investments:
Net realized gain (loss)	1,123,496
Realized gain distributions	2,171,029
Net change in unrealized appreciation (depreciation)	12,282,796
Net gain (loss)	15,577,321

Increase (decrease) in net assets from operations	$15,376,719

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(200,602)	$15,755
Net realized gain (loss)	1,123,496	(353,716)
Realized gain distributions	2,171,029	2,525,792
Net change in unrealized appreciation (depreciation)	12,282,796	6,858,633

Increase (decrease) in net assets from operations	15,376,719	9,046,464

Contract owner transactions:
Proceeds from units sold	7,878,211	10,255,765
Cost of units redeemed	(10,642,168)	(11,207,662)
Account charges	(32,306)	(24,792)
Increase (decrease)	(2,796,263)	(976,689)
Net increase (decrease)	12,580,456	8,069,775
Net assets, beginning	42,275,894	34,206,119
Net assets, ending	$54,856,350	$42,275,894

Units sold	4,890,055	7,219,380
Units redeemed	(6,343,585)	(8,025,700)
Net increase (decrease)	(1,453,530)	(806,320)
Units outstanding, beginning	27,899,618	28,705,938
Units outstanding, ending	26,446,088	27,899,618

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$62,637,853
Cost of units redeemed/account charges	(30,247,754)
Net investment income (loss)	(102,402)
Net realized gain (loss)	1,176,967
Realized gain distributions	8,501,473
Net change in unrealized appreciation (depreciation)	12,890,213
Net assets	$54,856,350

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	21,541	$44,323	1.25%	36.6%	12/31/2020	$2.08	0	$0	1.00%	36.9%	12/31/2020	$2.10	1,314	$2,758	0.75%	37.2%
12/31/2019	1.51	22,983	34,629	1.25%	26.9%	12/31/2019	1.52	0	0	1.00%	27.3%	12/31/2019	1.53	1,436	2,198	0.75%	27.6%
12/31/2018	1.19	23,383	27,755	1.25%	-3.8%	12/31/2018	1.19	0	0	1.00%	-3.6%	12/31/2018	1.20	1,735	2,081	0.75%	-3.3%
12/31/2017	1.23	11,243	13,875	1.25%	25.0%	12/31/2017	1.24	0	0	1.00%	25.3%	12/31/2017	1.24	0	0	0.75%	25.6%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	0	$0	0.50%	37.6%	12/31/2020	$2.14	0	$0	0.25%	37.9%	12/31/2020	$2.16	3,592	$7,775	0.00%	38.3%
12/31/2019	1.54	0	0	0.50%	27.9%	12/31/2019	1.55	0	0	0.25%	28.2%	12/31/2019	1.57	3,480	5,449	0.00%	28.5%
12/31/2018	1.21	0	0	0.50%	-3.1%	12/31/2018	1.21	0	0	0.25%	-2.8%	12/31/2018	1.22	3,588	4,370	0.00%	-2.6%
12/31/2017	1.24	0	0	0.50%	25.9%	12/31/2017	1.25	0	0	0.25%	26.2%	12/31/2017	1.25	0	0	0.00%	26.5%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.1%
2018	1.3%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,864,386	$18,586,511	416,706
Receivables: investments sold	45,944
Payables: investments purchased	-
Net assets	$20,910,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,910,330	13,769,841	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$20,910,330	13,769,841

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$402,117
Mortality & expense charges	(220,834)
Net investment income (loss)	181,283

Gain (loss) on investments:
Net realized gain (loss)	49,829
Realized gain distributions	275,560
Net change in unrealized appreciation (depreciation)	1,319,029
Net gain (loss)	1,644,418

Increase (decrease) in net assets from operations	$1,825,701

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$181,283	$140,434
Net realized gain (loss)	49,829	13,797
Realized gain distributions	275,560	765,110
Net change in unrealized appreciation (depreciation)	1,319,029	2,163,950

Increase (decrease) in net assets from operations	1,825,701	3,083,291

Contract owner transactions:
Proceeds from units sold	7,238,342	4,664,853
Cost of units redeemed	(4,648,197)	(3,241,361)
Account charges	(11,882)	(10,609)
Increase (decrease)	2,578,263	1,412,883
Net increase (decrease)	4,403,964	4,496,174
Net assets, beginning	16,506,366	12,010,192
Net assets, ending	$20,910,330	$16,506,366

Units sold	5,674,305	3,666,409
Units redeemed	(3,506,466)	(2,563,065)
Net increase (decrease)	2,167,839	1,103,344
Units outstanding, beginning	11,602,002	10,498,658
Units outstanding, ending	13,769,841	11,602,002

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,554,701
Cost of units redeemed/account charges	(13,041,739)
Net investment income (loss)	416,974
Net realized gain (loss)	127,759
Realized gain distributions	1,574,760
Net change in unrealized appreciation (depreciation)	2,277,875
Net assets	$20,910,330

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	13,770	$20,910	1.25%	6.7%	12/31/2020	$1.53	0	$0	1.00%	7.0%	12/31/2020	$1.55	0	$0	0.75%	7.3%
12/31/2019	1.42	11,602	16,506	1.25%	24.4%	12/31/2019	1.43	0	0	1.00%	24.7%	12/31/2019	1.44	0	0	0.75%	25.0%
12/31/2018	1.14	10,499	12,010	1.25%	-3.9%	12/31/2018	1.15	0	0	1.00%	-3.6%	12/31/2018	1.16	0	0	0.75%	-3.4%
12/31/2017	1.19	2,721	3,238	1.25%	19.0%	12/31/2017	1.19	0	0	1.00%	19.3%	12/31/2017	1.20	0	0	0.75%	19.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	7.5%	12/31/2020	$1.58	0	$0	0.25%	7.8%	12/31/2020	$1.60	0	$0	0.00%	8.1%
12/31/2019	1.46	0	0	0.50%	25.3%	12/31/2019	1.47	0	0	0.25%	25.6%	12/31/2019	1.48	0	0	0.00%	25.9%
12/31/2018	1.16	0	0	0.50%	-3.2%	12/31/2018	1.17	0	0	0.25%	-2.9%	12/31/2018	1.17	0	0	0.00%	-2.7%
12/31/2017	1.20	0	0	0.50%	19.9%	12/31/2017	1.20	0	0	0.25%	20.2%	12/31/2017	1.21	0	0	0.00%	20.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.3%
2018	2.3%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Bond Fund R6 Class - 06-GFN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,190	$376,616	18,845
Receivables: investments sold	3,935
Payables: investments purchased	-
Net assets	$406,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$406,125	354,847	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$406,125	354,847

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,104
Mortality & expense charges	(3,643)
Net investment income (loss)	3,461

Gain (loss) on investments:
Net realized gain (loss)	3,422
Realized gain distributions	4,546
Net change in unrealized appreciation (depreciation)	14,671
Net gain (loss)	22,639

Increase (decrease) in net assets from operations	$26,100

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,461	$2,835
Net realized gain (loss)	3,422	1,124
Realized gain distributions	4,546	878
Net change in unrealized appreciation (depreciation)	14,671	11,321

Increase (decrease) in net assets from operations	26,100	16,158

Contract owner transactions:
Proceeds from units sold	157,966	68,832
Cost of units redeemed	(47,904)	(42,048)
Account charges	(187)	(158)
Increase (decrease)	109,875	26,626
Net increase (decrease)	135,975	42,784
Net assets, beginning	270,150	227,366
Net assets, ending	$406,125	$270,150

Units sold	141,240	67,366
Units redeemed	(43,755)	(41,320)
Net increase (decrease)	97,485	26,046
Units outstanding, beginning	257,362	231,316
Units outstanding, ending	354,847	257,362

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$474,682
Cost of units redeemed/account charges	(112,080)
Net investment income (loss)	8,267
Net realized gain (loss)	4,258
Realized gain distributions	5,424
Net change in unrealized appreciation (depreciation)	25,574
Net assets	$406,125

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	355	$406	1.25%	9.0%	12/31/2020	$1.15	0	$0	1.00%	9.3%	12/31/2020	$1.16	0	$0	0.75%	9.6%
12/31/2019	1.05	257	270	1.25%	6.8%	12/31/2019	1.06	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.3%
12/31/2018	0.98	231	227	1.25%	-2.3%	12/31/2018	0.99	0	0	1.00%	-2.1%	12/31/2018	0.99	0	0	0.75%	-1.9%
12/31/2017	1.01	1	1	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	9.9%	12/31/2020	$1.18	0	$0	0.25%	10.1%	12/31/2020	$1.19	0	$0	0.00%	10.4%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	1.00	0	0	0.25%	-1.4%	12/31/2018	1.00	0	0	0.00%	-1.1%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.4%
2018	2.4%
2017	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,304	$54,689	4,045
Receivables: investments sold	251
Payables: investments purchased	-
Net assets	$56,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,555	51,372	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$56,555	51,372

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,038
Mortality & expense charges	(818)
Net investment income (loss)	220

Gain (loss) on investments:
Net realized gain (loss)	1,316
Realized gain distributions	1,146
Net change in unrealized appreciation (depreciation)	1,578
Net gain (loss)	4,040

Increase (decrease) in net assets from operations	$4,260

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$220	$141
Net realized gain (loss)	1,316	35
Realized gain distributions	1,146	204
Net change in unrealized appreciation (depreciation)	1,578	37

Increase (decrease) in net assets from operations	4,260	417

Contract owner transactions:
Proceeds from units sold	51,967	26,276
Cost of units redeemed	(22,720)	(3,589)
Account charges	(5)	(51)
Increase (decrease)	29,242	22,636
Net increase (decrease)	33,502	23,053
Net assets, beginning	23,053	-
Net assets, ending	$56,555	$23,053

Units sold	49,767	25,826
Units redeemed	(20,683)	(3,538)
Net increase (decrease)	29,084	22,288
Units outstanding, beginning	22,288	-
Units outstanding, ending	51,372	22,288

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$78,243
Cost of units redeemed/account charges	(26,365)
Net investment income (loss)	361
Net realized gain (loss)	1,351
Realized gain distributions	1,350
Net change in unrealized appreciation (depreciation)	1,615
Net assets	$56,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	51	$57	1.25%	6.4%	12/31/2020	$1.11	0	$0	1.00%	6.7%	12/31/2020	$1.12	0	$0	0.75%	7.0%
12/31/2019	1.03	22	23	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.9%	12/31/2019	1.04	0	0	0.75%	4.2%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.00	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	-0.2%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	7.2%	12/31/2020	$1.13	0	$0	0.25%	7.5%	12/31/2020	$1.14	0	$0	0.00%	7.8%
12/31/2019	1.05	0	0	0.50%	4.4%	12/31/2019	1.06	0	0	0.25%	4.7%	12/31/2019	1.06	0	0	0.00%	4.9%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High-Income Trust R6 Class - 06-3MC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,121	$62,545	6,234
Receivables: investments sold	97
Payables: investments purchased	-
Net assets	$63,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,218	56,296	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$63,218	56,296

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,623
Mortality & expense charges	(688)
Net investment income (loss)	2,935

Gain (loss) on investments:
Net realized gain (loss)	(45)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	826
Net gain (loss)	781

Increase (decrease) in net assets from operations	$3,716

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,935	$1,365
Net realized gain (loss)	(45)	(3)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	826	(250)

Increase (decrease) in net assets from operations	3,716	1,112

Contract owner transactions:
Proceeds from units sold	19,063	72,914
Cost of units redeemed	(203)	(33,216)
Account charges	(100)	(68)
Increase (decrease)	18,760	39,630
Net increase (decrease)	22,476	40,742
Net assets, beginning	40,742	-
Net assets, ending	$63,218	$40,742

Units sold	18,125	70,788
Units redeemed	(319)	(32,298)
Net increase (decrease)	17,806	38,490
Units outstanding, beginning	38,490	-
Units outstanding, ending	56,296	38,490

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$91,977
Cost of units redeemed/account charges	(33,587)
Net investment income (loss)	4,300
Net realized gain (loss)	(48)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	576
Net assets	$63,218

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	56	$63	1.25%	6.1%	12/31/2020	$1.13	0	$0	1.00%	6.4%	12/31/2020	$1.14	0	$0	0.75%	6.6%
12/31/2019	1.06	38	41	1.25%	10.9%	12/31/2019	1.06	0	0	1.00%	11.2%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-4.5%	12/31/2018	0.96	0	0	1.00%	-4.5%	12/31/2018	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	6.9%	12/31/2020	$1.15	0	$0	0.25%	7.2%	12/31/2020	$1.15	0	$0	0.00%	7.4%
12/31/2019	1.07	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.07	0	0	0.00%	12.3%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	7.0%
2019	8.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Mutual Fund R4 Class - 06-3MK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,334	$81,465	2,079
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$92,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,399	78,578	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$92,399	78,578

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,525
Mortality & expense charges	(860)
Net investment income (loss)	665

Gain (loss) on investments:
Net realized gain (loss)	395
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,028
Net gain (loss)	7,423

Increase (decrease) in net assets from operations	$8,088

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$665	$465
Net realized gain (loss)	395	152
Realized gain distributions	-	2,066
Net change in unrealized appreciation (depreciation)	7,028	3,841

Increase (decrease) in net assets from operations	8,088	6,524

Contract owner transactions:
Proceeds from units sold	39,077	74,564
Cost of units redeemed	(32,507)	(3,230)
Account charges	(70)	(47)
Increase (decrease)	6,500	71,287
Net increase (decrease)	14,588	77,811
Net assets, beginning	77,811	-
Net assets, ending	$92,399	$77,811

Units sold	40,021	71,430
Units redeemed	(29,872)	(3,001)
Net increase (decrease)	10,149	68,429
Units outstanding, beginning	68,429	-
Units outstanding, ending	78,578	68,429

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$113,641
Cost of units redeemed/account charges	(35,854)
Net investment income (loss)	1,130
Net realized gain (loss)	547
Realized gain distributions	2,066
Net change in unrealized appreciation (depreciation)	10,869
Net assets	$92,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	79	$92	1.25%	3.4%	12/31/2020	$1.18	0	$0	1.00%	3.7%	12/31/2020	$1.19	0	$0	0.75%	3.9%
12/31/2019	1.14	68	78	1.25%	20.2%	12/31/2019	1.14	0	0	1.00%	20.5%	12/31/2019	1.14	0	0	0.75%	20.8%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	4.2%	12/31/2020	$1.20	0	$0	0.25%	4.5%	12/31/2020	$1.21	0	$0	0.00%	4.7%
12/31/2019	1.15	0	0	0.50%	21.1%	12/31/2019	1.15	0	0	0.25%	21.4%	12/31/2019	1.15	0	0	0.00%	21.7%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Mutual Fund R6 Class - 06-3M3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,146,819	$1,098,479	25,850
Receivables: investments sold	6,622
Payables: investments purchased	-
Net assets	$1,153,441

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,153,441	973,327	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$1,153,441	973,327

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,626
Mortality & expense charges	(11,274)
Net investment income (loss)	11,352

Gain (loss) on investments:
Net realized gain (loss)	(8,522)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	41,434
Net gain (loss)	32,912

Increase (decrease) in net assets from operations	$44,264

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,352	$3,515
Net realized gain (loss)	(8,522)	1,686
Realized gain distributions	-	13,276
Net change in unrealized appreciation (depreciation)	41,434	6,906

Increase (decrease) in net assets from operations	44,264	25,383

Contract owner transactions:
Proceeds from units sold	1,092,872	563,296
Cost of units redeemed	(531,460)	(39,924)
Account charges	(716)	(274)
Increase (decrease)	560,696	523,098
Net increase (decrease)	604,960	548,481
Net assets, beginning	548,481	-
Net assets, ending	$1,153,441	$548,481

Units sold	979,242	516,162
Units redeemed	(486,291)	(35,786)
Net increase (decrease)	492,951	480,376
Units outstanding, beginning	480,376	-
Units outstanding, ending	973,327	480,376

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,656,168
Cost of units redeemed/account charges	(572,374)
Net investment income (loss)	14,867
Net realized gain (loss)	(6,836)
Realized gain distributions	13,276
Net change in unrealized appreciation (depreciation)	48,340
Net assets	$1,153,441

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	973	$1,153	1.25%	3.8%	12/31/2020	$1.19	0	$0	1.00%	4.0%	12/31/2020	$1.20	0	$0	0.75%	4.3%
12/31/2019	1.14	480	548	1.25%	20.6%	12/31/2019	1.15	0	0	1.00%	20.9%	12/31/2019	1.15	0	0	0.75%	21.2%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	4.6%	12/31/2020	$1.21	0	$0	0.25%	4.8%	12/31/2020	$1.22	0	$0	0.00%	5.1%
12/31/2019	1.15	0	0	0.50%	21.5%	12/31/2019	1.16	0	0	0.25%	21.8%	12/31/2019	1.16	0	0	0.00%	22.1%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital Income Builder R4 Class - 06-3MM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	2.0%	12/31/2020	$1.15	0	$0	1.00%	2.2%	12/31/2020	$1.16	0	$0	0.75%	2.5%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.9%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	2.7%	12/31/2020	$1.17	0	$0	0.25%	3.0%	12/31/2020	$1.18	0	$0	0.00%	3.3%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital Income Builder R6 Class - 06-3M6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,877	$106,487	1,697
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$106,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,936	92,492	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$106,936	92,492

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,777
Mortality & expense charges	(1,157)
Net investment income (loss)	2,620

Gain (loss) on investments:
Net realized gain (loss)	(68)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(76)
Net gain (loss)	(144)

Increase (decrease) in net assets from operations	$2,476

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,620	$293
Net realized gain (loss)	(68)	-
Realized gain distributions	-	331
Net change in unrealized appreciation (depreciation)	(76)	466

Increase (decrease) in net assets from operations	2,476	1,090

Contract owner transactions:
Proceeds from units sold	68,598	34,772
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	68,598	34,772
Net increase (decrease)	71,074	35,862
Net assets, beginning	35,862	-
Net assets, ending	$106,936	$35,862

Units sold	60,755	31,737
Units redeemed	-	-
Net increase (decrease)	60,755	31,737
Units outstanding, beginning	31,737	-
Units outstanding, ending	92,492	31,737

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$103,370
Cost of units redeemed/account charges	-
Net investment income (loss)	2,913
Net realized gain (loss)	(68)
Realized gain distributions	331
Net change in unrealized appreciation (depreciation)	390
Net assets	$106,936

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	92	$107	1.25%	2.3%	12/31/2020	$1.16	0	$0	1.00%	2.6%	12/31/2020	$1.17	0	$0	0.75%	2.8%
12/31/2019	1.13	32	36	1.25%	16.3%	12/31/2019	1.13	0	0	1.00%	16.6%	12/31/2019	1.14	0	0	0.75%	16.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	3.1%	12/31/2020	$1.18	0	$0	0.25%	3.3%	12/31/2020	$1.19	0	$0	0.00%	3.6%
12/31/2019	1.14	0	0	0.50%	17.2%	12/31/2019	1.14	0	0	0.25%	17.5%	12/31/2019	1.15	0	0	0.00%	17.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.3%
2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Global Balanced Fund R6 Class - 06-3M9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$473	$436	12
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$472

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$472	382	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$472	382

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4
Mortality & expense charges	(1)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37
Net gain (loss)	37

Increase (decrease) in net assets from operations	$40

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	37	-

Increase (decrease) in net assets from operations	40	-

Contract owner transactions:
Proceeds from units sold	434	-
Cost of units redeemed	-	-
Account charges	(2)	-
Increase (decrease)	432	-
Net increase (decrease)	472	-
Net assets, beginning	-	-
Net assets, ending	$472	$-

Units sold	384	-
Units redeemed	(2)	-
Net increase (decrease)	382	-
Units outstanding, beginning	-	-
Units outstanding, ending	382	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$434
Cost of units redeemed/account charges	(2)
Net investment income (loss)	3
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37
Net assets	$472

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	9.5%	12/31/2020	$1.24	0	$0	1.00%	9.8%	12/31/2020	$1.25	0	$0	0.75%	10.0%
12/31/2019	1.13	0	0	1.25%	16.2%	12/31/2019	1.13	0	0	1.00%	16.5%	12/31/2019	1.14	0	0	0.75%	16.8%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	10.3%	12/31/2020	$1.26	0	$0	0.25%	10.6%	12/31/2020	$1.27	0	$0	0.00%	10.9%
12/31/2019	1.14	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,331	$325,144	29,636
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$324,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,223	270,567	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$324,223	270,567

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,177
Mortality & expense charges	(1,700)
Net investment income (loss)	5,477

Gain (loss) on investments:
Net realized gain (loss)	337
Realized gain distributions	5,355
Net change in unrealized appreciation (depreciation)	(813)
Net gain (loss)	4,879

Increase (decrease) in net assets from operations	$10,356

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,477	$3
Net realized gain (loss)	337	-
Realized gain distributions	5,355	-
Net change in unrealized appreciation (depreciation)	(813)	-

Increase (decrease) in net assets from operations	10,356	3

Contract owner transactions:
Proceeds from units sold	588,328	322
Cost of units redeemed	(274,292)	-
Account charges	(494)	-
Increase (decrease)	313,542	322
Net increase (decrease)	323,898	325
Net assets, beginning	325	-
Net assets, ending	$324,223	$325

Units sold	507,305	308
Units redeemed	(237,046)	-
Net increase (decrease)	270,259	308
Units outstanding, beginning	308	-
Units outstanding, ending	270,567	308

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$588,650
Cost of units redeemed/account charges	(274,786)
Net investment income (loss)	5,480
Net realized gain (loss)	337
Realized gain distributions	5,355
Net change in unrealized appreciation (depreciation)	(813)
Net assets	$324,223

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	271	$324	1.25%	13.5%	12/31/2020	$1.21	0	$0	1.00%	13.8%	12/31/2020	$1.21	0	$0	0.75%	14.1%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	6.0%	12/31/2019	1.06	0	0	0.75%	6.3%
12/31/2018	1.00	0	0	1.25%	-0.2%	12/31/2018	1.00	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	14.4%	12/31/2020	$1.23	0	$0	0.25%	14.7%	12/31/2020	$1.24	0	$0	0.00%	15.0%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.1%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.3%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	6.9%	12/31/2020	$1.28	0	$0	1.00%	7.1%	12/31/2020	$1.29	0	$0	0.75%	7.4%
12/31/2019	1.19	0	0	1.25%	26.0%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	7.7%	12/31/2020	$1.30	0	$0	0.25%	7.9%	12/31/2020	$1.31	0	$0	0.00%	8.2%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.21	0	0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Investment Company of America R6 Class - 06-3GH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,539	$172,258	4,313
Receivables: investments sold	-
Payables: investments purchased	(25)
Net assets	$191,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,514	155,109	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$191,514	155,109

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,669
Mortality & expense charges	(900)
Net investment income (loss)	769

Gain (loss) on investments:
Net realized gain (loss)	465
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	19,280
Net gain (loss)	19,747

Increase (decrease) in net assets from operations	$20,516

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$769	$1
Net realized gain (loss)	465	-
Realized gain distributions	2	6
Net change in unrealized appreciation (depreciation)	19,280	1

Increase (decrease) in net assets from operations	20,516	8

Contract owner transactions:
Proceeds from units sold	189,919	154
Cost of units redeemed	(19,031)	-
Account charges	(52)	-
Increase (decrease)	170,836	154
Net increase (decrease)	191,352	162
Net assets, beginning	162	-
Net assets, ending	$191,514	$162

Units sold	171,879	149
Units redeemed	(16,919)	-
Net increase (decrease)	154,960	149
Units outstanding, beginning	149	-
Units outstanding, ending	155,109	149

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$190,073
Cost of units redeemed/account charges	(19,083)
Net investment income (loss)	770
Net realized gain (loss)	465
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	19,281
Net assets	$191,514

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	155	$192	1.25%	13.4%	12/31/2020	$1.24	0	$0	1.00%	13.7%	12/31/2020	$1.25	0	$0	0.75%	14.0%
12/31/2019	1.09	0	0	1.25%	23.4%	12/31/2019	1.09	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.0%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	14.3%	12/31/2020	$1.27	0	$0	0.25%	14.6%	12/31/2020	$1.27	0	$0	0.00%	14.9%
12/31/2019	1.10	0	0	0.50%	24.3%	12/31/2019	1.10	0	0	0.25%	24.6%	12/31/2019	1.11	0	0	0.00%	24.9%
12/31/2018	0.89	0	0	0.50%	-11.5%	12/31/2018	0.89	0	0	0.25%	-11.4%	12/31/2018	0.89	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	1.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Bond Fund of America R6 Class - 06-39V
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,703,394	$1,671,605	124,214
Receivables: investments sold	9,525
Payables: investments purchased	-
Net assets	$1,712,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,712,919	1,425,444	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$1,712,919	1,425,444

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,664
Mortality & expense charges	(16,280)
Net investment income (loss)	12,384

Gain (loss) on investments:
Net realized gain (loss)	9,330
Realized gain distributions	52,209
Net change in unrealized appreciation (depreciation)	44,043
Net gain (loss)	105,582

Increase (decrease) in net assets from operations	$117,966

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,384	$2,831
Net realized gain (loss)	9,330	208
Realized gain distributions	52,209	15,077
Net change in unrealized appreciation (depreciation)	44,043	(12,254)

Increase (decrease) in net assets from operations	117,966	5,862

Contract owner transactions:
Proceeds from units sold	648,803	1,154,725
Cost of units redeemed	(192,283)	(17,781)
Account charges	(3,242)	(1,131)
Increase (decrease)	453,278	1,135,813
Net increase (decrease)	571,244	1,141,675
Net assets, beginning	1,141,675	-
Net assets, ending	$1,712,919	$1,141,675

Units sold	553,232	1,064,742
Units redeemed	(170,475)	(22,055)
Net increase (decrease)	382,757	1,042,687
Units outstanding, beginning	1,042,687	-
Units outstanding, ending	1,425,444	1,042,687

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,803,528
Cost of units redeemed/account charges	(214,437)
Net investment income (loss)	15,215
Net realized gain (loss)	9,538
Realized gain distributions	67,286
Net change in unrealized appreciation (depreciation)	31,789
Net assets	$1,712,919

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	1,425	$1,713	1.25%	9.7%	12/31/2020	$1.21	0	$0	1.00%	10.0%	12/31/2020	$1.22	0	$0	0.75%	10.3%
12/31/2019	1.09	1,043	1,142	1.25%	7.1%	12/31/2019	1.10	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.02	0	0	1.25%	2.3%	12/31/2018	1.02	0	0	1.00%	2.4%	12/31/2018	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	10.6%	12/31/2020	$1.23	0	$0	0.25%	10.9%	12/31/2020	$1.24	0	$0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.03	0	0	0.50%	2.7%	12/31/2018	1.03	0	0	0.25%	2.9%	12/31/2018	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Income Fund of America R4 Class - 06-3MN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,647	$139,396	6,155
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$144,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,648	123,626	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$144,648	123,626

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,498
Mortality & expense charges	(553)
Net investment income (loss)	1,945

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,251
Net gain (loss)	5,250

Increase (decrease) in net assets from operations	$7,195

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,945	$-
Net realized gain (loss)	(1)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,251	-

Increase (decrease) in net assets from operations	7,195	-

Contract owner transactions:
Proceeds from units sold	137,943	-
Cost of units redeemed	(441)	-
Account charges	(49)	-
Increase (decrease)	137,453	-
Net increase (decrease)	144,648	-
Net assets, beginning	-	-
Net assets, ending	$144,648	$-

Units sold	124,076	-
Units redeemed	(450)	-
Net increase (decrease)	123,626	-
Units outstanding, beginning	-	-
Units outstanding, ending	123,626	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$137,943
Cost of units redeemed/account charges	(490)
Net investment income (loss)	1,945
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,251
Net assets	$144,648

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	124	$145	1.25%	3.6%	12/31/2020	$1.18	0	$0	1.00%	3.8%	12/31/2020	$1.18	0	$0	0.75%	4.1%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-3.8%	12/31/2018	0.96	0	0	1.00%	-3.8%	12/31/2018	0.96	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	4.4%	12/31/2020	$1.20	0	$0	0.25%	4.6%	12/31/2020	$1.20	0	$0	0.00%	4.9%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.14	0	0	0.25%	18.6%	12/31/2019	1.15	0	0	0.00%	18.9%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.5%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Income Fund of America R6 Class - 06-3M7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,813	$26,520	1,181
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$27,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,827	23,592	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$27,827	23,592

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$726
Mortality & expense charges	(225)
Net investment income (loss)	501

Gain (loss) on investments:
Net realized gain (loss)	(12)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,343
Net gain (loss)	1,331

Increase (decrease) in net assets from operations	$1,832

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$501	$142
Net realized gain (loss)	(12)	-
Realized gain distributions	-	302
Net change in unrealized appreciation (depreciation)	1,343	(50)

Increase (decrease) in net assets from operations	1,832	394

Contract owner transactions:
Proceeds from units sold	11,561	14,053
Cost of units redeemed	-	-
Account charges	(13)	-
Increase (decrease)	11,548	14,053
Net increase (decrease)	13,380	14,447
Net assets, beginning	14,447	-
Net assets, ending	$27,827	$14,447

Units sold	10,865	12,738
Units redeemed	(11)	-
Net increase (decrease)	10,854	12,738
Units outstanding, beginning	12,738	-
Units outstanding, ending	23,592	12,738

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$25,614
Cost of units redeemed/account charges	(13)
Net investment income (loss)	643
Net realized gain (loss)	(12)
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	1,293
Net assets	$27,827

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	24	$28	1.25%	4.0%	12/31/2020	$1.19	0	$0	1.00%	4.3%	12/31/2020	$1.19	0	$0	0.75%	4.5%
12/31/2019	1.13	13	14	1.25%	17.8%	12/31/2019	1.14	0	0	1.00%	18.1%	12/31/2019	1.14	0	0	0.75%	18.4%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.7%	12/31/2018	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	4.8%	12/31/2020	$1.21	0	$0	0.25%	5.0%	12/31/2020	$1.21	0	$0	0.00%	5.3%
12/31/2019	1.14	0	0	0.50%	18.7%	12/31/2019	1.15	0	0	0.25%	19.0%	12/31/2019	1.15	0	0	0.00%	19.3%
12/31/2018	0.96	0	0	0.50%	-3.6%	12/31/2018	0.96	0	0	0.25%	-3.5%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.4%
2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The New Economy Fund R6 Class - 06-3KY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,792	$151,615	3,122
Receivables: investments sold	391
Payables: investments purchased	-
Net assets	$186,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,183	121,053	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$186,183	121,053

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$538
Mortality & expense charges	(1,462)
Net investment income (loss)	(924)

Gain (loss) on investments:
Net realized gain (loss)	44
Realized gain distributions	4,415
Net change in unrealized appreciation (depreciation)	36,066
Net gain (loss)	40,525

Increase (decrease) in net assets from operations	$39,601

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(924)	$306
Net realized gain (loss)	44	-
Realized gain distributions	4,415	3,951
Net change in unrealized appreciation (depreciation)	36,066	(1,889)

Increase (decrease) in net assets from operations	39,601	2,368

Contract owner transactions:
Proceeds from units sold	85,871	58,365
Cost of units redeemed	-	-
Account charges	(22)	-
Increase (decrease)	85,849	58,365
Net increase (decrease)	125,450	60,733
Net assets, beginning	60,733	-
Net assets, ending	$186,183	$60,733

Units sold	68,842	52,227
Units redeemed	(16)	-
Net increase (decrease)	68,826	52,227
Units outstanding, beginning	52,227	-
Units outstanding, ending	121,053	52,227

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$144,236
Cost of units redeemed/account charges	(22)
Net investment income (loss)	(618)
Net realized gain (loss)	44
Realized gain distributions	8,366
Net change in unrealized appreciation (depreciation)	34,177
Net assets	$186,183

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	121	$186	1.25%	32.3%	12/31/2020	$1.55	0	$0	1.00%	32.6%	12/31/2020	$1.56	0	$0	0.75%	32.9%
12/31/2019	1.16	52	61	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-7.2%	12/31/2018	0.93	0	0	1.00%	-7.1%	12/31/2018	0.93	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	33.3%	12/31/2020	$1.57	0	$0	0.25%	33.6%	12/31/2020	$1.58	0	$0	0.00%	33.9%
12/31/2019	1.17	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.8%
12/31/2018	0.93	0	0	0.50%	-7.0%	12/31/2018	0.93	0	0	0.25%	-7.0%	12/31/2018	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds U.S. Government Securities Fund R6 Class - 06-3TK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	8.5%	12/31/2020	$1.14	0	$0	1.00%	8.8%	12/31/2020	$1.14	0	$0	0.75%	9.1%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	9.4%	12/31/2020	$1.16	0	$0	0.25%	9.6%	12/31/2020	$1.16	0	$0	0.00%	9.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Emerging Multi-Style Fund N Class - 06-AAA
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$824	$737	72
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$853	744	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$853	744

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9
Mortality & expense charges	(5)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	92
Net gain (loss)	92

Increase (decrease) in net assets from operations	$96

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$4
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	92	43

Increase (decrease) in net assets from operations	96	47

Contract owner transactions:
Proceeds from units sold	353	1
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	353	1
Net increase (decrease)	449	48
Net assets, beginning	404	356
Net assets, ending	$853	$404

Units sold	341	1
Units redeemed	-	-
Net increase (decrease)	341	1
Units outstanding, beginning	403	402
Units outstanding, ending	744	403

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,761
Cost of units redeemed/account charges	(9,262)
Net investment income (loss)	6
Net realized gain (loss)	(739)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	87
Net assets	$853

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	1	$1	1.25%	14.4%	12/31/2020	$1.16	0	$0	1.00%	14.7%	12/31/2020	$1.18	0	$0	0.75%	15.0%
12/31/2019	1.00	0	0	1.25%	13.2%	12/31/2019	1.01	0	0	1.00%	13.5%	12/31/2019	1.03	0	0	0.75%	13.8%
12/31/2018	0.89	0	0	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.90	0	0	0.75%	-16.8%
12/31/2017	1.07	2	2	1.25%	34.8%	12/31/2017	1.08	0	0	1.00%	35.1%	12/31/2017	1.08	0	0	0.75%	35.4%
12/31/2016	0.79	0	0	1.25%	4.4%	12/31/2016	0.80	0	0	1.00%	4.7%	12/31/2016	0.80	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	15.2%	12/31/2020	$1.21	0	$0	0.25%	15.5%	12/31/2020	$1.23	0	$0	0.00%	15.8%
12/31/2019	1.04	0	0	0.50%	14.0%	12/31/2019	1.05	0	0	0.25%	14.3%	12/31/2019	1.06	0	0	0.00%	14.6%
12/31/2018	0.91	0	0	0.50%	-16.6%	12/31/2018	0.92	0	0	0.25%	-16.4%	12/31/2018	0.93	0	0	0.00%	-16.1%
12/31/2017	1.09	0	0	0.50%	35.8%	12/31/2017	1.10	0	0	0.25%	36.1%	12/31/2017	1.10	0	0	0.00%	36.4%
12/31/2016	0.80	0	0	0.50%	5.2%	12/31/2016	0.81	0	0	0.25%	5.4%	12/31/2016	0.81	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.1%
2018	0.5%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	4.4%	12/31/2020	$1.11	0	$0	1.00%	4.7%	12/31/2020	$1.12	0	$0	0.75%	4.9%
12/31/2019	1.05	0	0	1.25%	18.7%	12/31/2019	1.06	0	0	1.00%	19.0%	12/31/2019	1.07	0	0	0.75%	19.3%
12/31/2018	0.88	0	0	1.25%	-16.0%	12/31/2018	0.89	0	0	1.00%	-15.8%	12/31/2018	0.90	0	0	0.75%	-15.6%
12/31/2017	1.05	0	0	1.25%	23.1%	12/31/2017	1.06	0	0	1.00%	23.4%	12/31/2017	1.06	0	0	0.75%	23.7%
12/31/2016	0.85	0	0	1.25%	-5.4%	12/31/2016	0.86	0	0	1.00%	-5.1%	12/31/2016	0.86	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.2%	12/31/2020	$1.16	0	$0	0.25%	5.5%	12/31/2020	$1.17	0	$0	0.00%	5.7%
12/31/2019	1.08	0	0	0.50%	19.6%	12/31/2019	1.10	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.91	0	0	0.50%	-15.4%	12/31/2018	0.91	0	0	0.25%	-15.2%	12/31/2018	0.92	0	0	0.00%	-15.0%
12/31/2017	1.07	0	0	0.50%	24.0%	12/31/2017	1.08	0	0	0.25%	24.3%	12/31/2017	1.08	0	0	0.00%	24.6%
12/31/2016	0.86	0	0	0.50%	-4.7%	12/31/2016	0.87	0	0	0.25%	-4.4%	12/31/2016	0.87	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Large Cap Multi-Style Fund N Class - 06-CCC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,076	$34,766	2,211
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$40,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,075	26,680	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$40,075	26,680

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$372
Mortality & expense charges	(422)
Net investment income (loss)	(50)

Gain (loss) on investments:
Net realized gain (loss)	1,133
Realized gain distributions	3,129
Net change in unrealized appreciation (depreciation)	794
Net gain (loss)	5,056

Increase (decrease) in net assets from operations	$5,006

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50)	$(392)
Net realized gain (loss)	1,133	44
Realized gain distributions	3,129	1,454
Net change in unrealized appreciation (depreciation)	794	5,028

Increase (decrease) in net assets from operations	5,006	6,134

Contract owner transactions:
Proceeds from units sold	5,949	5,586
Cost of units redeemed	(3,770)	(4,028)
Account charges	-	(1)
Increase (decrease)	2,179	1,557
Net increase (decrease)	7,185	7,691
Net assets, beginning	32,890	25,199
Net assets, ending	$40,075	$32,890

Units sold	4,717	4,566
Units redeemed	(2,820)	(3,046)
Net increase (decrease)	1,897	1,520
Units outstanding, beginning	24,783	23,263
Units outstanding, ending	26,680	24,783

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$94,193
Cost of units redeemed/account charges	(81,392)
Net investment income (loss)	(845)
Net realized gain (loss)	15,860
Realized gain distributions	6,949
Net change in unrealized appreciation (depreciation)	5,310
Net assets	$40,075

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	27	$40	1.25%	13.2%	12/31/2020	$1.52	0	$0	1.00%	13.5%	12/31/2020	$1.54	0	$0	0.75%	13.7%
12/31/2019	1.33	25	33	1.25%	22.5%	12/31/2019	1.34	0	0	1.00%	22.8%	12/31/2019	1.36	0	0	0.75%	23.1%
12/31/2018	1.08	23	25	1.25%	-12.2%	12/31/2018	1.09	0	0	1.00%	-12.0%	12/31/2018	1.10	0	0	0.75%	-11.8%
12/31/2017	1.23	81	99	1.25%	22.4%	12/31/2017	1.24	0	0	1.00%	22.7%	12/31/2017	1.25	0	0	0.75%	23.0%
12/31/2016	1.01	76	77	1.25%	5.5%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.02	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	14.0%	12/31/2020	$1.59	0	$0	0.25%	14.3%	12/31/2020	$1.61	0	$0	0.00%	14.6%
12/31/2019	1.37	0	0	0.50%	23.4%	12/31/2019	1.39	0	0	0.25%	23.8%	12/31/2019	1.41	0	0	0.00%	24.1%
12/31/2018	1.11	0	0	0.50%	-11.5%	12/31/2018	1.12	0	0	0.25%	-11.3%	12/31/2018	1.13	0	0	0.00%	-11.1%
12/31/2017	1.26	0	0	0.50%	23.3%	12/31/2017	1.27	0	0	0.25%	23.6%	12/31/2017	1.27	0	0	0.00%	23.9%
12/31/2016	1.02	0	0	0.50%	6.3%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.03	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.0%
2018	0.6%
2017	1.1%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Small Cap Multi-Style Fund N Class - 06-CCF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	1.25%	16.3%	12/31/2020	$1.41	0	$0	1.00%	16.6%	12/31/2020	$1.43	0	$0	0.75%	16.9%
12/31/2019	1.20	0	0	1.25%	18.6%	12/31/2019	1.21	0	0	1.00%	18.9%	12/31/2019	1.22	0	0	0.75%	19.2%
12/31/2018	1.01	0	0	1.25%	-15.3%	12/31/2018	1.02	0	0	1.00%	-15.1%	12/31/2018	1.03	0	0	0.75%	-14.9%
12/31/2017	1.19	0	0	1.25%	7.7%	12/31/2017	1.20	0	0	1.00%	8.0%	12/31/2017	1.21	0	0	0.75%	8.3%
12/31/2016	1.11	0	0	1.25%	20.6%	12/31/2016	1.11	0	0	1.00%	20.9%	12/31/2016	1.11	0	0	0.75%	21.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	17.2%	12/31/2020	$1.47	0	$0	0.25%	17.5%	12/31/2020	$1.49	0	$0	0.00%	17.8%
12/31/2019	1.24	0	0	0.50%	19.5%	12/31/2019	1.25	0	0	0.25%	19.8%	12/31/2019	1.27	0	0	0.00%	20.1%
12/31/2018	1.04	0	0	0.50%	-14.7%	12/31/2018	1.05	0	0	0.25%	-14.5%	12/31/2018	1.06	0	0	0.00%	-14.2%
12/31/2017	1.21	0	0	0.50%	8.5%	12/31/2017	1.22	0	0	0.25%	8.8%	12/31/2017	1.23	0	0	0.00%	9.1%
12/31/2016	1.12	0	0	0.50%	21.5%	12/31/2016	1.12	0	0	0.25%	21.8%	12/31/2016	1.13	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel Appreciation Fund Investor Class - 06-335
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,800	$152,369	3,319
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$143,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,785	46,304	$3.11
Band 100	-	-	3.24
Band 75	-	-	3.39
Band 50	-	-	3.53
Band 25	-	-	3.69
Band 0	-	-	3.92
Total	$143,785	46,304

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$805
Mortality & expense charges	(1,571)
Net investment income (loss)	(766)

Gain (loss) on investments:
Net realized gain (loss)	(5,941)
Realized gain distributions	12,239
Net change in unrealized appreciation (depreciation)	1,459
Net gain (loss)	7,757

Increase (decrease) in net assets from operations	$6,991

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(766)	$(273)
Net realized gain (loss)	(5,941)	(722)
Realized gain distributions	12,239	9,019
Net change in unrealized appreciation (depreciation)	1,459	18,169

Increase (decrease) in net assets from operations	6,991	26,193

Contract owner transactions:
Proceeds from units sold	14,604	17,203
Cost of units redeemed	(26,596)	(4,924)
Account charges	(21)	(66)
Increase (decrease)	(12,013)	12,213
Net increase (decrease)	(5,022)	38,406
Net assets, beginning	148,807	110,401
Net assets, ending	$143,785	$148,807

Units sold	5,796	6,315
Units redeemed	(10,303)	(1,889)
Net increase (decrease)	(4,507)	4,426
Units outstanding, beginning	50,811	46,385
Units outstanding, ending	46,304	50,811

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,784,422
Cost of units redeemed/account charges	(7,664,994)
Net investment income (loss)	(123,925)
Net realized gain (loss)	11,572
Realized gain distributions	1,145,279
Net change in unrealized appreciation (depreciation)	(8,569)
Net assets	$143,785

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.11	46	$144	1.25%	6.0%	12/31/2020	$3.24	0	$0	1.00%	6.3%	12/31/2020	$3.39	0	$0	0.75%	6.6%
12/31/2019	2.93	51	149	1.25%	23.0%	12/31/2019	3.05	0	0	1.00%	23.4%	12/31/2019	3.18	0	0	0.75%	23.7%
12/31/2018	2.38	46	110	1.25%	-15.1%	12/31/2018	2.47	0	0	1.00%	-14.9%	12/31/2018	2.57	0	0	0.75%	-14.6%
12/31/2017	2.80	248	694	1.25%	13.7%	12/31/2017	2.90	0	0	1.00%	14.0%	12/31/2017	3.01	0	0	0.75%	14.2%
12/31/2016	2.47	315	776	1.25%	11.3%	12/31/2016	2.55	0	0	1.00%	11.5%	12/31/2016	2.63	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.53	0	$0	0.50%	6.8%	12/31/2020	$3.69	0	$0	0.25%	7.1%	12/31/2020	$3.92	0	$0	0.00%	7.4%
12/31/2019	3.31	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.65	0	0	0.00%	24.6%
12/31/2018	2.67	0	0	0.50%	-14.4%	12/31/2018	2.77	0	0	0.25%	-14.2%	12/31/2018	2.93	0	0	0.00%	-14.0%
12/31/2017	3.12	0	0	0.50%	14.5%	12/31/2017	3.23	0	0	0.25%	14.8%	12/31/2017	3.40	0	0	0.00%	15.1%
12/31/2016	2.72	0	0	0.50%	12.1%	12/31/2016	2.81	0	0	0.25%	12.4%	12/31/2016	2.96	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.1%
2018	0.3%
2017	0.8%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel Fund Investor Class - 06-330
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,040	$51,631	846
Receivables: investments sold	190
Payables: investments purchased	-
Net assets	$57,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,230	17,806	$3.21
Band 100	-	-	3.36
Band 75	-	-	3.50
Band 50	-	-	3.66
Band 25	-	-	3.82
Band 0	-	-	4.05
Total	$57,230	17,806

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,049
Mortality & expense charges	(3,674)
Net investment income (loss)	(2,625)

Gain (loss) on investments:
Net realized gain (loss)	(46,492)
Realized gain distributions	16,934
Net change in unrealized appreciation (depreciation)	37,140
Net gain (loss)	7,582

Increase (decrease) in net assets from operations	$4,957

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,625)	$(1,323)
Net realized gain (loss)	(46,492)	(3,286)
Realized gain distributions	16,934	20,637
Net change in unrealized appreciation (depreciation)	37,140	64,367

Increase (decrease) in net assets from operations	4,957	80,395

Contract owner transactions:
Proceeds from units sold	18,836	43,049
Cost of units redeemed	(407,012)	(32,414)
Account charges	(132)	(269)
Increase (decrease)	(388,308)	10,366
Net increase (decrease)	(383,351)	90,761
Net assets, beginning	440,581	349,820
Net assets, ending	$57,230	$440,581

Units sold	7,608	15,669
Units redeemed	(138,741)	(12,331)
Net increase (decrease)	(131,133)	3,338
Units outstanding, beginning	148,939	145,601
Units outstanding, ending	17,806	148,939

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,646,883
Cost of units redeemed/account charges	(6,568,636)
Net investment income (loss)	(137,739)
Net realized gain (loss)	288,170
Realized gain distributions	823,143
Net change in unrealized appreciation (depreciation)	5,409
Net assets	$57,230

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.21	18	$57	1.25%	8.7%	12/31/2020	$3.36	0	$0	1.00%	8.9%	12/31/2020	$3.50	0	$0	0.75%	9.2%
12/31/2019	2.96	149	441	1.25%	23.1%	12/31/2019	3.08	0	0	1.00%	23.4%	12/31/2019	3.21	0	0	0.75%	23.7%
12/31/2018	2.40	146	350	1.25%	-14.8%	12/31/2018	2.50	0	0	1.00%	-14.5%	12/31/2018	2.59	0	0	0.75%	-14.3%
12/31/2017	2.82	82	230	1.25%	14.4%	12/31/2017	2.92	0	0	1.00%	14.7%	12/31/2017	3.03	0	0	0.75%	15.0%
12/31/2016	2.46	361	889	1.25%	14.1%	12/31/2016	2.55	0	0	1.00%	14.4%	12/31/2016	2.63	0	0	0.75%	14.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.66	0	$0	0.50%	9.5%	12/31/2020	$3.82	0	$0	0.25%	9.7%	12/31/2020	$4.05	0	$0	0.00%	10.0%
12/31/2019	3.34	0	0	0.50%	24.0%	12/31/2019	3.48	0	0	0.25%	24.4%	12/31/2019	3.69	0	0	0.00%	24.7%
12/31/2018	2.69	0	0	0.50%	-14.1%	12/31/2018	2.80	0	0	0.25%	-13.9%	12/31/2018	2.96	0	0	0.00%	-13.7%
12/31/2017	3.14	0	0	0.50%	15.3%	12/31/2017	3.25	0	0	0.25%	15.6%	12/31/2017	3.42	0	0	0.00%	15.9%
12/31/2016	2.72	0	0	0.50%	15.0%	12/31/2016	2.81	0	0	0.25%	15.3%	12/31/2016	2.95	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.9%
2018	1.3%
2017	0.3%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel International Fund Investor Class - 06-CKV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(624)
Net realized gain (loss)	-	(6,220)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	14,660

Increase (decrease) in net assets from operations	-	7,816

Contract owner transactions:
Proceeds from units sold	-	3,496
Cost of units redeemed	-	(153,407)
Account charges	-	-
Increase (decrease)	-	(149,911)
Net increase (decrease)	-	(142,095)
Net assets, beginning	-	142,095
Net assets, ending	$-	$-

Units sold	-	3,254
Units redeemed	-	(142,779)
Net increase (decrease)	-	(139,525)
Units outstanding, beginning	-	139,525
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$159,076
Cost of units redeemed/account charges	(153,407)
Net investment income (loss)	250
Net realized gain (loss)	(6,240)
Realized gain distributions	321
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	5.5%	12/31/2020	$1.21	0	$0	1.00%	5.8%	12/31/2020	$1.23	0	$0	0.75%	6.1%
12/31/2019	1.13	0	0	1.25%	11.4%	12/31/2019	1.15	0	0	1.00%	11.7%	12/31/2019	1.16	0	0	0.75%	12.0%
12/31/2018	1.02	140	142	1.25%	-10.9%	12/31/2018	1.03	0	0	1.00%	-10.7%	12/31/2018	1.03	0	0	0.75%	-10.5%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	6.3%	12/31/2020	$1.25	0	$0	0.25%	6.6%	12/31/2020	$1.27	0	$0	0.00%	6.9%
12/31/2019	1.17	0	0	0.50%	12.3%	12/31/2019	1.18	0	0	0.25%	12.6%	12/31/2019	1.19	0	0	0.00%	12.8%
12/31/2018	1.04	0	0	0.50%	-10.3%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.05	0	0	0.00%	-9.8%
12/31/2017	1.16	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.17	0	0	0.00%	16.3%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	1.9%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Auxier Focus Institutional Class - 06-4JY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	24.9%	12/31/2020	$1.25	0	$0	1.00%	25.1%	12/31/2020	$1.25	0	$0	0.75%	25.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	25.6%	12/31/2020	$1.26	0	$0	0.25%	25.8%	12/31/2020	$1.26	0	$0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Value Fund - 06-081
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,274	$39,683	1,996
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$40,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,278	33,305	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$40,278	33,305

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$181
Mortality & expense charges	(348)
Net investment income (loss)	(167)

Gain (loss) on investments:
Net realized gain (loss)	(60)
Realized gain distributions	1,206
Net change in unrealized appreciation (depreciation)	2,035
Net gain (loss)	3,181

Increase (decrease) in net assets from operations	$3,014

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(167)	$(271)
Net realized gain (loss)	(60)	(416)
Realized gain distributions	1,206	1,263
Net change in unrealized appreciation (depreciation)	2,035	2,959

Increase (decrease) in net assets from operations	3,014	3,535

Contract owner transactions:
Proceeds from units sold	11,829	6,226
Cost of units redeemed	(15)	(2,889)
Account charges	-	-
Increase (decrease)	11,814	3,337
Net increase (decrease)	14,828	6,872
Net assets, beginning	25,450	18,578
Net assets, ending	$40,278	$25,450

Units sold	11,255	5,629
Units redeemed	(12)	(2,736)
Net increase (decrease)	11,243	2,893
Units outstanding, beginning	22,062	19,169
Units outstanding, ending	33,305	22,062

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$318,465
Cost of units redeemed/account charges	(286,928)
Net investment income (loss)	(7,441)
Net realized gain (loss)	254
Realized gain distributions	15,337
Net change in unrealized appreciation (depreciation)	591
Net assets	$40,278

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	33	$40	1.25%	4.8%	12/31/2020	$1.23	0	$0	1.00%	5.1%	12/31/2020	$1.25	0	$0	0.75%	5.4%
12/31/2019	1.15	22	25	1.25%	19.0%	12/31/2019	1.17	0	0	1.00%	19.3%	12/31/2019	1.19	0	0	0.75%	19.6%
12/31/2018	0.97	19	19	1.25%	-9.9%	12/31/2018	0.98	0	0	1.00%	-9.7%	12/31/2018	0.99	0	0	0.75%	-9.4%
12/31/2017	1.08	8	8	1.25%	16.3%	12/31/2017	1.09	0	0	1.00%	16.6%	12/31/2017	1.09	0	0	0.75%	16.9%
12/31/2016	0.93	216	200	1.25%	15.0%	12/31/2016	0.93	0	0	1.00%	15.3%	12/31/2016	0.94	0	0	0.75%	15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	5.6%	12/31/2020	$1.29	0	$0	0.25%	5.9%	12/31/2020	$1.31	0	$0	0.00%	6.2%
12/31/2019	1.20	0	0	0.50%	19.9%	12/31/2019	1.22	0	0	0.25%	20.2%	12/31/2019	1.24	0	0	0.00%	20.5%
12/31/2018	1.00	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-9.0%	12/31/2018	1.03	0	0	0.00%	-8.7%
12/31/2017	1.10	0	0	0.50%	17.1%	12/31/2017	1.11	0	0	0.25%	17.4%	12/31/2017	1.12	0	0	0.00%	17.7%
12/31/2016	0.94	0	0	0.50%	15.9%	12/31/2016	0.95	0	0	0.25%	16.2%	12/31/2016	0.95	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Growth Fund - 06-082
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,461	$212,369	6,207
Receivables: investments sold	724
Payables: investments purchased	-
Net assets	$265,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,185	120,440	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.27
Band 50	-	-	2.31
Band 25	-	-	2.35
Band 0	-	-	2.39
Total	$265,185	120,440

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,633)
Net investment income (loss)	(2,633)

Gain (loss) on investments:
Net realized gain (loss)	549
Realized gain distributions	13,200
Net change in unrealized appreciation (depreciation)	25,345
Net gain (loss)	39,094

Increase (decrease) in net assets from operations	$36,461

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,633)	$(1,895)
Net realized gain (loss)	549	2,417
Realized gain distributions	13,200	3,010
Net change in unrealized appreciation (depreciation)	25,345	40,622

Increase (decrease) in net assets from operations	36,461	44,154

Contract owner transactions:
Proceeds from units sold	48,914	53,149
Cost of units redeemed	(3)	(27,099)
Account charges	-	-
Increase (decrease)	48,911	26,050
Net increase (decrease)	85,372	70,204
Net assets, beginning	179,813	109,609
Net assets, ending	$265,185	$179,813

Units sold	24,974	32,171
Units redeemed	(1)	(15,493)
Net increase (decrease)	24,973	16,678
Units outstanding, beginning	95,467	78,789
Units outstanding, ending	120,440	95,467

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$529,046
Cost of units redeemed/account charges	(410,516)
Net investment income (loss)	(13,061)
Net realized gain (loss)	30,017
Realized gain distributions	77,607
Net change in unrealized appreciation (depreciation)	52,092
Net assets	$265,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	120	$265	1.25%	16.9%	12/31/2020	$2.24	0	$0	1.00%	17.2%	12/31/2020	$2.27	0	$0	0.75%	17.5%
12/31/2019	1.88	95	180	1.25%	35.4%	12/31/2019	1.91	0	0	1.00%	35.7%	12/31/2019	1.94	0	0	0.75%	36.1%
12/31/2018	1.39	79	110	1.25%	-3.0%	12/31/2018	1.41	0	0	1.00%	-2.8%	12/31/2018	1.42	0	0	0.75%	-2.5%
12/31/2017	1.43	26	38	1.25%	25.8%	12/31/2017	1.45	0	0	1.00%	26.1%	12/31/2017	1.46	0	0	0.75%	26.4%
12/31/2016	1.14	205	234	1.25%	10.7%	12/31/2016	1.15	0	0	1.00%	11.0%	12/31/2016	1.15	0	0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	0	$0	0.50%	17.8%	12/31/2020	$2.35	0	$0	0.25%	18.1%	12/31/2020	$2.39	0	$0	0.00%	18.4%
12/31/2019	1.96	0	0	0.50%	36.4%	12/31/2019	1.99	0	0	0.25%	36.8%	12/31/2019	2.02	0	0	0.00%	37.1%
12/31/2018	1.44	0	0	0.50%	-2.3%	12/31/2018	1.46	0	0	0.25%	-2.1%	12/31/2018	1.47	0	0	0.00%	-1.8%
12/31/2017	1.47	0	0	0.50%	26.7%	12/31/2017	1.49	0	0	0.25%	27.0%	12/31/2017	1.50	0	0	0.00%	27.4%
12/31/2016	1.16	0	0	0.50%	11.5%	12/31/2016	1.17	0	0	0.25%	11.8%	12/31/2016	1.18	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.3%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Rising Dividend Fund - 06-084
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,967	$219,894	12,406
Receivables: investments sold	965
Payables: investments purchased	-
Net assets	$239,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$239,932	154,506	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$239,932	154,506

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,782
Mortality & expense charges	(2,806)
Net investment income (loss)	(24)

Gain (loss) on investments:
Net realized gain (loss)	180
Realized gain distributions	3,516
Net change in unrealized appreciation (depreciation)	9,246
Net gain (loss)	12,942

Increase (decrease) in net assets from operations	$12,918

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24)	$37
Net realized gain (loss)	180	97
Realized gain distributions	3,516	15,863
Net change in unrealized appreciation (depreciation)	9,246	29,923

Increase (decrease) in net assets from operations	12,918	45,920

Contract owner transactions:
Proceeds from units sold	25,518	39,478
Cost of units redeemed	(48,239)	(2,810)
Account charges	-	(29)
Increase (decrease)	(22,721)	36,639
Net increase (decrease)	(9,803)	82,559
Net assets, beginning	249,735	167,176
Net assets, ending	$239,932	$249,735

Units sold	19,497	28,578
Units redeemed	(34,061)	(2,106)
Net increase (decrease)	(14,564)	26,472
Units outstanding, beginning	169,070	142,598
Units outstanding, ending	154,506	169,070

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$808,898
Cost of units redeemed/account charges	(704,168)
Net investment income (loss)	1,914
Net realized gain (loss)	9,035
Realized gain distributions	105,180
Net change in unrealized appreciation (depreciation)	19,073
Net assets	$239,932

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	155	$240	1.25%	5.1%	12/31/2020	$1.58	0	$0	1.00%	5.4%	12/31/2020	$1.60	0	$0	0.75%	5.7%
12/31/2019	1.48	169	250	1.25%	26.0%	12/31/2019	1.50	0	0	1.00%	26.3%	12/31/2019	1.52	0	0	0.75%	26.6%
12/31/2018	1.17	143	167	1.25%	-6.0%	12/31/2018	1.19	0	0	1.00%	-5.8%	12/31/2018	1.20	0	0	0.75%	-5.5%
12/31/2017	1.25	134	167	1.25%	15.4%	12/31/2017	1.26	0	0	1.00%	15.7%	12/31/2017	1.27	0	0	0.75%	16.0%
12/31/2016	1.08	403	436	1.25%	13.9%	12/31/2016	1.09	0	0	1.00%	14.2%	12/31/2016	1.09	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	5.9%	12/31/2020	$1.66	0	$0	0.25%	6.2%	12/31/2020	$1.68	0	$0	0.00%	6.5%
12/31/2019	1.54	0	0	0.50%	26.9%	12/31/2019	1.56	0	0	0.25%	27.3%	12/31/2019	1.58	0	0	0.00%	27.6%
12/31/2018	1.21	0	0	0.50%	-5.3%	12/31/2018	1.23	0	0	0.25%	-5.0%	12/31/2018	1.24	0	0	0.00%	-4.8%
12/31/2017	1.28	0	0	0.50%	16.2%	12/31/2017	1.29	0	0	0.25%	16.5%	12/31/2017	1.30	0	0	0.00%	16.8%
12/31/2016	1.10	0	0	0.50%	14.8%	12/31/2016	1.11	0	0	0.25%	15.0%	12/31/2016	1.12	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.3%
2018	1.4%
2017	1.6%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria World Equity Fund - 06-085
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,786	$38,555	2,630
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$41,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,802	33,180	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$41,802	33,180

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$197
Mortality & expense charges	(274)
Net investment income (loss)	(77)

Gain (loss) on investments:
Net realized gain (loss)	(8)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,372
Net gain (loss)	2,364

Increase (decrease) in net assets from operations	$2,287

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(77)	$(67)
Net realized gain (loss)	(8)	46
Realized gain distributions	-	490
Net change in unrealized appreciation (depreciation)	2,372	2,434

Increase (decrease) in net assets from operations	2,287	2,903

Contract owner transactions:
Proceeds from units sold	26,254	3,981
Cost of units redeemed	-	(6,391)
Account charges	-	(1)
Increase (decrease)	26,254	(2,411)
Net increase (decrease)	28,541	492
Net assets, beginning	13,261	12,769
Net assets, ending	$41,802	$13,261

Units sold	22,801	3,359
Units redeemed	-	(5,580)
Net increase (decrease)	22,801	(2,221)
Units outstanding, beginning	10,379	12,600
Units outstanding, ending	33,180	10,379

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$128,515
Cost of units redeemed/account charges	(98,203)
Net investment income (loss)	(1,811)
Net realized gain (loss)	3,554
Realized gain distributions	6,516
Net change in unrealized appreciation (depreciation)	3,231
Net assets	$41,802

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	33	$42	1.25%	-1.4%	12/31/2020	$1.28	0	$0	1.00%	-1.1%	12/31/2020	$1.30	0	$0	0.75%	-0.9%
12/31/2019	1.28	10	13	1.25%	26.1%	12/31/2019	1.30	0	0	1.00%	26.4%	12/31/2019	1.31	0	0	0.75%	26.7%
12/31/2018	1.01	13	13	1.25%	-10.0%	12/31/2018	1.02	0	0	1.00%	-9.8%	12/31/2018	1.04	0	0	0.75%	-9.6%
12/31/2017	1.13	6	6	1.25%	16.4%	12/31/2017	1.14	0	0	1.00%	16.7%	12/31/2017	1.15	0	0	0.75%	17.0%
12/31/2016	0.97	66	64	1.25%	7.4%	12/31/2016	0.97	0	0	1.00%	7.6%	12/31/2016	0.98	0	0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	-0.7%	12/31/2020	$1.34	0	$0	0.25%	-0.4%	12/31/2020	$1.37	0	$0	0.00%	-0.2%
12/31/2019	1.33	0	0	0.50%	27.0%	12/31/2019	1.35	0	0	0.25%	27.3%	12/31/2019	1.37	0	0	0.00%	27.7%
12/31/2018	1.05	0	0	0.50%	-9.3%	12/31/2018	1.06	0	0	0.25%	-9.1%	12/31/2018	1.07	0	0	0.00%	-8.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.18	0	0	0.00%	17.9%
12/31/2016	0.99	0	0	0.50%	8.2%	12/31/2016	0.99	0	0	0.25%	8.4%	12/31/2016	1.00	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.7%
2018	1.4%
2017	0.1%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Baird Core Plus Bond Inst Class - 06-4RC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	0.3%	12/31/2020	$1.00	0	$0	1.00%	0.3%	12/31/2020	$1.00	0	$0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	0.50%	0.4%	12/31/2020	$1.00	0	$0	0.25%	0.4%	12/31/2020	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Baron Emerging Markets Fund R6 Class - 06-3J9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,136	$8,890	478
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$9,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,132	6,559	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$9,132	6,559
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4)
Net investment income (loss)	(4)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	246
Net gain (loss)	246

Increase (decrease) in net assets from operations	$242

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	246	-

Increase (decrease) in net assets from operations	242	-

Contract owner transactions:
Proceeds from units sold	8,899	-
Cost of units redeemed	-	-
Account charges	(9)	-
Increase (decrease)	8,890	-
Net increase (decrease)	9,132	-
Net assets, beginning	-	-
Net assets, ending	$9,132	$-

Units sold	6,565	-
Units redeemed	(6)	-
Net increase (decrease)	6,559	-
Units outstanding, beginning	-	-
Units outstanding, ending	6,559	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,899
Cost of units redeemed/account charges	(9)
Net investment income (loss)	(4)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	246
Net assets	$9,132

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	7	$9	1.25%	27.7%	12/31/2020	$1.40	0	$0	1.00%	28.0%	12/31/2020	$1.41	0	$0	0.75%	28.3%
12/31/2019	1.09	0	0	1.25%	17.3%	12/31/2019	1.09	0	0	1.00%	17.6%	12/31/2019	1.10	0	0	0.75%	17.9%
12/31/2018	0.93	0	0	1.25%	-7.0%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	28.6%	12/31/2020	$1.42	0	$0	0.25%	29.0%	12/31/2020	$1.43	0	$0	0.00%	29.3%
12/31/2019	1.10	0	0	0.50%	18.2%	12/31/2019	1.10	0	0	0.25%	18.5%	12/31/2019	1.11	0	0	0.00%	18.8%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Baron Asset R6 Class - 06-47Y (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	1.25%	31.7%	12/31/2020	$1.37	0	$0	1.00%	32.0%	12/31/2020	$1.38	0	$0	0.75%	32.3%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	32.7%	12/31/2020	$1.39	0	$0	0.25%	33.0%	12/31/2020	$1.39	0	$0	0.00%	33.3%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.2%	12/31/2019	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund Institutional Class - 06-528
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,628,063	$1,472,674	75,080
Receivables: investments sold	428
Payables: investments purchased	-
Net assets	$1,628,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,628,491	722,300	$2.25
Band 100	-	-	2.32
Band 75	-	-	2.39
Band 50	-	-	2.46
Band 25	-	-	2.53
Band 0	-	-	2.61
Total	$1,628,491	722,300

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,288
Mortality & expense charges	(18,162)
Net investment income (loss)	(7,874)

Gain (loss) on investments:
Net realized gain (loss)	(8,341)
Realized gain distributions	103,557
Net change in unrealized appreciation (depreciation)	171,762
Net gain (loss)	266,978

Increase (decrease) in net assets from operations	$259,104

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,874)	$2,512
Net realized gain (loss)	(8,341)	(13,965)
Realized gain distributions	103,557	62,438
Net change in unrealized appreciation (depreciation)	171,762	164,833

Increase (decrease) in net assets from operations	259,104	215,818

Contract owner transactions:
Proceeds from units sold	206,361	168,643
Cost of units redeemed	(334,754)	(274,062)
Account charges	(243)	(852)
Increase (decrease)	(128,636)	(106,271)
Net increase (decrease)	130,468	109,547
Net assets, beginning	1,498,023	1,388,476
Net assets, ending	$1,628,491	$1,498,023

Units sold	108,851	95,812
Units redeemed	(181,312)	(156,175)
Net increase (decrease)	(72,461)	(60,363)
Units outstanding, beginning	794,761	855,124
Units outstanding, ending	722,300	794,761

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,744,011
Cost of units redeemed/account charges	(5,061,854)
Net investment income (loss)	23,328
Net realized gain (loss)	(3,158)
Realized gain distributions	770,775
Net change in unrealized appreciation (depreciation)	155,389
Net assets	$1,628,491

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	722	$1,628	1.25%	19.6%	12/31/2020	$2.32	0	$0	1.00%	19.9%	12/31/2020	$2.39	0	$0	0.75%	20.2%
12/31/2019	1.88	795	1,498	1.25%	16.1%	12/31/2019	1.94	0	0	1.00%	16.4%	12/31/2019	1.99	0	0	0.75%	16.7%
12/31/2018	1.62	855	1,388	1.25%	-8.5%	12/31/2018	1.66	0	0	1.00%	-8.3%	12/31/2018	1.70	0	0	0.75%	-8.1%
12/31/2017	1.78	1,124	1,995	1.25%	12.2%	12/31/2017	1.81	0	0	1.00%	12.5%	12/31/2017	1.85	0	0	0.75%	12.8%
12/31/2016	1.58	1,910	3,022	1.25%	2.8%	12/31/2016	1.61	0	0	1.00%	3.1%	12/31/2016	1.64	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	0	$0	0.50%	20.5%	12/31/2020	$2.53	0	$0	0.25%	20.8%	12/31/2020	$2.61	0	$0	0.00%	21.1%
12/31/2019	2.04	0	0	0.50%	17.0%	12/31/2019	2.10	0	0	0.25%	17.3%	12/31/2019	2.15	0	0	0.00%	17.5%
12/31/2018	1.75	0	0	0.50%	-7.8%	12/31/2018	1.79	0	0	0.25%	-7.6%	12/31/2018	1.83	0	0	0.00%	-7.4%
12/31/2017	1.89	0	0	0.50%	13.0%	12/31/2017	1.94	0	0	0.25%	13.3%	12/31/2017	1.98	0	0	0.00%	13.6%
12/31/2016	1.68	0	0	0.50%	3.6%	12/31/2016	1.71	0	0	0.25%	3.8%	12/31/2016	1.74	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.4%
2018	0.8%
2017	1.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock GNMA Portfolio Service Class - 06-588
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$588,427	$586,341	62,135
Receivables: investments sold	1,857
Payables: investments purchased	-
Net assets	$590,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$590,284	550,922	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$590,284	550,922

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,245
Mortality & expense charges	(12,323)
Net investment income (loss)	16,922

Gain (loss) on investments:
Net realized gain (loss)	1,420
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,691
Net gain (loss)	10,111

Increase (decrease) in net assets from operations	$27,033

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,922	$15,963
Net realized gain (loss)	1,420	(10,945)
Realized gain distributions	-	438
Net change in unrealized appreciation (depreciation)	8,691	30,112

Increase (decrease) in net assets from operations	27,033	35,568

Contract owner transactions:
Proceeds from units sold	112,769	551,740
Cost of units redeemed	(627,736)	(211,477)
Account charges	(337)	(283)
Increase (decrease)	(515,304)	339,980
Net increase (decrease)	(488,271)	375,548
Net assets, beginning	1,078,555	703,007
Net assets, ending	$590,284	$1,078,555

Units sold	105,929	537,783
Units redeemed	(589,462)	(210,733)
Net increase (decrease)	(483,533)	327,050
Units outstanding, beginning	1,034,455	707,405
Units outstanding, ending	550,922	1,034,455

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,990,034
Cost of units redeemed/account charges	(3,466,578)
Net investment income (loss)	102,530
Net realized gain (loss)	(39,967)
Realized gain distributions	2,179
Net change in unrealized appreciation (depreciation)	2,086
Net assets	$590,284

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	551	$590	1.25%	2.8%	12/31/2020	$1.09	0	$0	1.00%	3.0%	12/31/2020	$1.12	0	$0	0.75%	3.3%
12/31/2019	1.04	1,034	1,079	1.25%	4.9%	12/31/2019	1.06	0	0	1.00%	5.2%	12/31/2019	1.08	0	0	0.75%	5.4%
12/31/2018	0.99	707	703	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.03	0	0	0.75%	-0.6%
12/31/2017	1.01	1,231	1,237	1.25%	-0.1%	12/31/2017	1.02	0	0	1.00%	0.1%	12/31/2017	1.03	0	0	0.75%	0.4%
12/31/2016	1.01	1,082	1,089	1.25%	0.0%	12/31/2016	1.02	0	0	1.00%	0.3%	12/31/2016	1.03	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	3.5%	12/31/2020	$1.17	0	$0	0.25%	3.8%	12/31/2020	$1.19	0	$0	0.00%	4.1%
12/31/2019	1.10	0	0	0.50%	5.7%	12/31/2019	1.13	0	0	0.25%	6.0%	12/31/2019	1.15	0	0	0.00%	6.2%
12/31/2018	1.04	0	0	0.50%	-0.4%	12/31/2018	1.06	0	0	0.25%	-0.1%	12/31/2018	1.08	0	0	0.00%	0.1%
12/31/2017	1.05	0	0	0.50%	0.6%	12/31/2017	1.06	0	0	0.25%	0.9%	12/31/2017	1.08	0	0	0.00%	1.1%
12/31/2016	1.04	0	0	0.50%	0.8%	12/31/2016	1.05	0	0	0.25%	1.0%	12/31/2016	1.07	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.5%
2019	3.0%
2018	3.5%
2017	2.9%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Equity Dividend Fund Institutional Class - 06-587
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,524	$377,189	17,443
Receivables: investments sold	1,239
Payables: investments purchased	-
Net assets	$353,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,763	159,132	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.32
Band 50	-	-	2.37
Band 25	-	-	2.42
Band 0	-	-	2.48
Total	$353,763	159,132

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,376
Mortality & expense charges	(6,616)
Net investment income (loss)	1,760

Gain (loss) on investments:
Net realized gain (loss)	(118,841)
Realized gain distributions	14,816
Net change in unrealized appreciation (depreciation)	38,004
Net gain (loss)	(66,021)

Increase (decrease) in net assets from operations	$(64,261)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,760	$5,852
Net realized gain (loss)	(118,841)	(9,432)
Realized gain distributions	14,816	87,971
Net change in unrealized appreciation (depreciation)	38,004	98,268

Increase (decrease) in net assets from operations	(64,261)	182,659

Contract owner transactions:
Proceeds from units sold	37,362	38,224
Cost of units redeemed	(497,605)	(72,019)
Account charges	(880)	(861)
Increase (decrease)	(461,123)	(34,656)
Net increase (decrease)	(525,384)	148,003
Net assets, beginning	879,147	731,144
Net assets, ending	$353,763	$879,147

Units sold	19,223	19,581
Units redeemed	(265,974)	(38,801)
Net increase (decrease)	(246,751)	(19,220)
Units outstanding, beginning	405,883	425,103
Units outstanding, ending	159,132	405,883

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,835,647
Cost of units redeemed/account charges	(20,558,001)
Net investment income (loss)	102,616
Net realized gain (loss)	158,274
Realized gain distributions	839,892
Net change in unrealized appreciation (depreciation)	(24,665)
Net assets	$353,763

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.22	159	$354	1.25%	2.6%	12/31/2020	$2.27	0	$0	1.00%	2.9%	12/31/2020	$2.32	0	$0	0.75%	3.1%
12/31/2019	2.17	406	879	1.25%	25.9%	12/31/2019	2.21	0	0	1.00%	26.3%	12/31/2019	2.25	0	0	0.75%	26.6%
12/31/2018	1.72	425	731	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.88	578	1,085	1.25%	15.3%	12/31/2017	1.90	0	0	1.00%	15.6%	12/31/2017	1.93	0	0	0.75%	15.9%
12/31/2016	1.63	569	926	1.25%	14.8%	12/31/2016	1.65	0	0	1.00%	15.1%	12/31/2016	1.66	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	0	$0	0.50%	3.4%	12/31/2020	$2.42	0	$0	0.25%	3.7%	12/31/2020	$2.48	0	$0	0.00%	3.9%
12/31/2019	2.29	0	0	0.50%	26.9%	12/31/2019	2.34	0	0	0.25%	27.2%	12/31/2019	2.38	0	0	0.00%	27.5%
12/31/2018	1.81	0	0	0.50%	-7.6%	12/31/2018	1.84	0	0	0.25%	-7.4%	12/31/2018	1.87	0	0	0.00%	-7.2%
12/31/2017	1.96	0	0	0.50%	16.2%	12/31/2017	1.98	0	0	0.25%	16.5%	12/31/2017	2.01	0	0	0.00%	16.8%
12/31/2016	1.68	0	0	0.50%	15.6%	12/31/2016	1.70	0	0	0.25%	15.9%	12/31/2016	1.72	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	1.7%
2017	1.8%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund R Class - 06-527
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,687,794	$2,434,475	133,068
Receivables: investments sold	17,481
Payables: investments purchased	-
Net assets	$2,705,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,523,182	1,201,450	$2.10
Band 100	182,093	84,213	2.16
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.36
Band 0	-	-	2.43
Total	$2,705,275	1,285,663

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,673
Mortality & expense charges	(28,423)
Net investment income (loss)	(26,750)

Gain (loss) on investments:
Net realized gain (loss)	5,672
Realized gain distributions	185,302
Net change in unrealized appreciation (depreciation)	272,539
Net gain (loss)	463,513

Increase (decrease) in net assets from operations	$436,763

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,750)	$(8,801)
Net realized gain (loss)	5,672	(32,082)
Realized gain distributions	185,302	105,746
Net change in unrealized appreciation (depreciation)	272,539	263,401

Increase (decrease) in net assets from operations	436,763	328,264

Contract owner transactions:
Proceeds from units sold	385,534	369,066
Cost of units redeemed	(315,853)	(722,513)
Account charges	(3,042)	(3,073)
Increase (decrease)	66,639	(356,520)
Net increase (decrease)	503,402	(28,256)
Net assets, beginning	2,201,873	2,230,129
Net assets, ending	$2,705,275	$2,201,873

Units sold	216,415	222,473
Units redeemed	(175,459)	(432,258)
Net increase (decrease)	40,956	(209,785)
Units outstanding, beginning	1,244,707	1,454,492
Units outstanding, ending	1,285,663	1,244,707

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,754,985
Cost of units redeemed/account charges	(9,457,744)
Net investment income (loss)	(57,395)
Net realized gain (loss)	(160,790)
Realized gain distributions	1,372,900
Net change in unrealized appreciation (depreciation)	253,319
Net assets	$2,705,275

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	1,201	$2,523	1.25%	18.9%	12/31/2020	$2.16	84	$182	1.00%	19.2%	12/31/2020	$2.23	0	$0	0.75%	19.5%
12/31/2019	1.77	1,161	2,050	1.25%	15.3%	12/31/2019	1.81	84	152	1.00%	15.6%	12/31/2019	1.86	0	0	0.75%	15.9%
12/31/2018	1.53	1,364	2,089	1.25%	-9.1%	12/31/2018	1.57	90	142	1.00%	-8.8%	12/31/2018	1.61	0	0	0.75%	-8.6%
12/31/2017	1.68	1,300	2,188	1.25%	11.5%	12/31/2017	1.72	111	192	1.00%	11.8%	12/31/2017	1.76	0	0	0.75%	12.1%
12/31/2016	1.51	1,857	2,803	1.25%	2.2%	12/31/2016	1.54	189	291	1.00%	2.4%	12/31/2016	1.57	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	0	$0	0.50%	19.8%	12/31/2020	$2.36	0	$0	0.25%	20.1%	12/31/2020	$2.43	0	$0	0.00%	20.4%
12/31/2019	1.91	0	0	0.50%	16.2%	12/31/2019	1.96	0	0	0.25%	16.5%	12/31/2019	2.02	0	0	0.00%	16.8%
12/31/2018	1.65	0	0	0.50%	-8.4%	12/31/2018	1.69	0	0	0.25%	-8.1%	12/31/2018	1.73	0	0	0.00%	-7.9%
12/31/2017	1.80	0	0	0.50%	12.4%	12/31/2017	1.84	0	0	0.25%	12.7%	12/31/2017	1.88	0	0	0.00%	12.9%
12/31/2016	1.60	0	0	0.50%	2.9%	12/31/2016	1.63	0	0	0.25%	3.2%	12/31/2016	1.66	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.9%
2018	0.3%
2017	0.7%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund A Class - 06-093
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,747	$132,719	11,369
Receivables: investments sold	3,307
Payables: investments purchased	-
Net assets	$139,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,054	120,931	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$139,054	120,931

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,760
Mortality & expense charges	(1,680)
Net investment income (loss)	1,080

Gain (loss) on investments:
Net realized gain (loss)	623
Realized gain distributions	5,004
Net change in unrealized appreciation (depreciation)	2,738
Net gain (loss)	8,365

Increase (decrease) in net assets from operations	$9,445

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,080	$18,374
Net realized gain (loss)	623	27,987
Realized gain distributions	5,004	-
Net change in unrealized appreciation (depreciation)	2,738	39,790

Increase (decrease) in net assets from operations	9,445	86,151

Contract owner transactions:
Proceeds from units sold	12,807	221,829
Cost of units redeemed	(15,881)	(1,301,847)
Account charges	(1)	(2,268)
Increase (decrease)	(3,075)	(1,082,286)
Net increase (decrease)	6,370	(996,135)
Net assets, beginning	132,684	1,128,819
Net assets, ending	$139,054	$132,684

Units sold	11,392	211,481
Units redeemed	(14,212)	(1,226,981)
Net increase (decrease)	(2,820)	(1,015,500)
Units outstanding, beginning	123,751	1,139,251
Units outstanding, ending	120,931	123,751

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,099,559
Cost of units redeemed/account charges	(2,059,167)
Net investment income (loss)	74,401
Net realized gain (loss)	12,777
Realized gain distributions	8,456
Net change in unrealized appreciation (depreciation)	3,028
Net assets	$139,054

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	121	$139	1.25%	7.2%	12/31/2020	$1.17	0	$0	1.00%	7.5%	12/31/2020	$1.18	0	$0	0.75%	7.8%
12/31/2019	1.07	124	133	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.10	0	0	0.75%	8.8%
12/31/2018	0.99	1,139	1,129	1.25%	-2.4%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.02	1,300	1,321	1.25%	2.5%	12/31/2017	1.02	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%
12/31/2016	0.99	1,244	1,232	1.25%	1.9%	12/31/2016	1.00	0	0	1.00%	2.2%	12/31/2016	1.00	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	8.1%	12/31/2020	$1.22	0	$0	0.25%	8.3%	12/31/2020	$1.24	0	$0	0.00%	8.6%
12/31/2019	1.11	0	0	0.50%	9.0%	12/31/2019	1.13	0	0	0.25%	9.3%	12/31/2019	1.14	0	0	0.00%	9.6%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	3.3%	12/31/2017	1.05	0	0	0.25%	3.6%	12/31/2017	1.05	0	0	0.00%	3.8%
12/31/2016	1.01	0	0	0.50%	2.7%	12/31/2016	1.01	0	0	0.25%	2.9%	12/31/2016	1.02	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	5.1%
2018	3.1%
2017	2.7%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund R Class - 06-901
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,939	$214,604	18,148
Receivables: investments sold	2,201
Payables: investments purchased	-
Net assets	$222,140

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,140	196,005	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$222,140	196,005

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,363
Mortality & expense charges	(2,361)
Net investment income (loss)	1,002

Gain (loss) on investments:
Net realized gain (loss)	2,059
Realized gain distributions	8,104
Net change in unrealized appreciation (depreciation)	1,200
Net gain (loss)	11,363

Increase (decrease) in net assets from operations	$12,365

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,002	$2,206
Net realized gain (loss)	2,059	(3,174)
Realized gain distributions	8,104	-
Net change in unrealized appreciation (depreciation)	1,200	12,215

Increase (decrease) in net assets from operations	12,365	11,247

Contract owner transactions:
Proceeds from units sold	73,910	63,279
Cost of units redeemed	(59,567)	(68,316)
Account charges	(133)	(142)
Increase (decrease)	14,210	(5,179)
Net increase (decrease)	26,575	6,068
Net assets, beginning	195,565	189,497
Net assets, ending	$222,140	$195,565

Units sold	66,976	61,005
Units redeemed	(55,662)	(69,309)
Net increase (decrease)	11,314	(8,304)
Units outstanding, beginning	184,691	192,995
Units outstanding, ending	196,005	184,691

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$387,246
Cost of units redeemed/account charges	(184,433)
Net investment income (loss)	8,415
Net realized gain (loss)	(2,527)
Realized gain distributions	8,104
Net change in unrealized appreciation (depreciation)	5,335
Net assets	$222,140

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	196	$222	1.25%	7.0%	12/31/2020	$1.15	0	$0	1.00%	7.3%	12/31/2020	$1.17	0	$0	0.75%	7.6%
12/31/2019	1.06	185	196	1.25%	7.8%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.09	0	0	0.75%	8.4%
12/31/2018	0.98	193	189	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	1.00	0	0	0.75%	-2.2%
12/31/2017	1.01	177	179	1.25%	2.4%	12/31/2017	1.02	0	0	1.00%	2.6%	12/31/2017	1.02	0	0	0.75%	2.9%
12/31/2016	0.99	117	115	1.25%	1.7%	12/31/2016	0.99	0	0	1.00%	1.9%	12/31/2016	1.00	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	7.8%	12/31/2020	$1.20	0	$0	0.25%	8.1%	12/31/2020	$1.22	0	$0	0.00%	8.4%
12/31/2019	1.10	0	0	0.50%	8.7%	12/31/2019	1.11	0	0	0.25%	8.9%	12/31/2019	1.13	0	0	0.00%	9.2%
12/31/2018	1.01	0	0	0.50%	-1.9%	12/31/2018	1.02	0	0	0.25%	-1.7%	12/31/2018	1.03	0	0	0.00%	-1.5%
12/31/2017	1.03	0	0	0.50%	3.1%	12/31/2017	1.04	0	0	0.25%	3.4%	12/31/2017	1.05	0	0	0.00%	3.6%
12/31/2016	1.00	0	0	0.50%	2.4%	12/31/2016	1.01	0	0	0.25%	2.7%	12/31/2016	1.01	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.2%
2018	2.8%
2017	2.4%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,936,529	$2,454,120	38,037
Receivables: investments sold	31,161
Payables: investments purchased	-
Net assets	$2,967,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,967,690	1,596,002	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.98
Total	$2,967,690	1,596,002

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,815
Mortality & expense charges	(29,254)
Net investment income (loss)	(24,439)

Gain (loss) on investments:
Net realized gain (loss)	66,303
Realized gain distributions	117,626
Net change in unrealized appreciation (depreciation)	281,430
Net gain (loss)	465,359

Increase (decrease) in net assets from operations	$440,920

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,439)	$(2,748)
Net realized gain (loss)	66,303	7,971
Realized gain distributions	117,626	68,810
Net change in unrealized appreciation (depreciation)	281,430	241,985

Increase (decrease) in net assets from operations	440,920	316,018

Contract owner transactions:
Proceeds from units sold	940,678	1,591,597
Cost of units redeemed	(445,333)	(368,457)
Account charges	(316)	(298)
Increase (decrease)	495,029	1,222,842
Net increase (decrease)	935,949	1,538,860
Net assets, beginning	2,031,741	492,881
Net assets, ending	$2,967,690	$2,031,741

Units sold	653,814	1,168,846
Units redeemed	(350,322)	(265,382)
Net increase (decrease)	303,492	903,464
Units outstanding, beginning	1,292,510	389,046
Units outstanding, ending	1,596,002	1,292,510

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,404,404
Cost of units redeemed/account charges	(1,226,122)
Net investment income (loss)	(31,963)
Net realized gain (loss)	106,369
Realized gain distributions	232,593
Net change in unrealized appreciation (depreciation)	482,409
Net assets	$2,967,690

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	1,596	$2,968	1.25%	18.3%	12/31/2020	$1.88	0	$0	1.00%	18.6%	12/31/2020	$1.91	0	$0	0.75%	18.9%
12/31/2019	1.57	1,293	2,032	1.25%	24.1%	12/31/2019	1.59	0	0	1.00%	24.4%	12/31/2019	1.60	0	0	0.75%	24.7%
12/31/2018	1.27	389	493	1.25%	6.9%	12/31/2018	1.28	0	0	1.00%	7.2%	12/31/2018	1.29	0	0	0.75%	7.5%
12/31/2017	1.18	204	242	1.25%	23.6%	12/31/2017	1.19	0	0	1.00%	23.9%	12/31/2017	1.20	0	0	0.75%	24.2%
12/31/2016	0.96	71	68	1.25%	-7.0%	12/31/2016	0.96	0	0	1.00%	-6.7%	12/31/2016	0.96	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	0	$0	0.50%	19.2%	12/31/2020	$1.96	0	$0	0.25%	19.5%	12/31/2020	$1.98	0	$0	0.00%	19.8%
12/31/2019	1.62	0	0	0.50%	25.0%	12/31/2019	1.64	0	0	0.25%	25.3%	12/31/2019	1.65	0	0	0.00%	25.6%
12/31/2018	1.30	0	0	0.50%	7.7%	12/31/2018	1.31	0	0	0.25%	8.0%	12/31/2018	1.32	0	0	0.00%	8.3%
12/31/2017	1.20	0	0	0.50%	24.5%	12/31/2017	1.21	0	0	0.25%	24.8%	12/31/2017	1.22	0	0	0.00%	25.2%
12/31/2016	0.97	0	0	0.50%	-6.3%	12/31/2016	0.97	0	0	0.25%	-6.0%	12/31/2016	0.97	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.8%
2018	0.5%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,803	$143,680	2,454
Receivables: investments sold	19,958
Payables: investments purchased	-
Net assets	$176,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$162,027	89,853	$1.80
Band 100	14,734	8,067	1.83
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.92
Total	$176,761	97,920

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,577)
Net investment income (loss)	(1,577)

Gain (loss) on investments:
Net realized gain (loss)	7,166
Realized gain distributions	6,183
Net change in unrealized appreciation (depreciation)	7,454
Net gain (loss)	20,803

Increase (decrease) in net assets from operations	$19,226

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,577)	$(767)
Net realized gain (loss)	7,166	7,729
Realized gain distributions	6,183	3,321
Net change in unrealized appreciation (depreciation)	7,454	5,583

Increase (decrease) in net assets from operations	19,226	15,866

Contract owner transactions:
Proceeds from units sold	189,197	121,109
Cost of units redeemed	(125,050)	(73,178)
Account charges	-	(22)
Increase (decrease)	64,147	47,909
Net increase (decrease)	83,373	63,775
Net assets, beginning	93,388	29,613
Net assets, ending	$176,761	$93,388

Units sold	118,186	88,078
Units redeemed	(81,075)	(51,016)
Net increase (decrease)	37,111	37,062
Units outstanding, beginning	60,809	23,747
Units outstanding, ending	97,920	60,809

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$339,538
Cost of units redeemed/account charges	(201,198)
Net investment income (loss)	(2,850)
Net realized gain (loss)	15,243
Realized gain distributions	12,905
Net change in unrealized appreciation (depreciation)	13,123
Net assets	$176,761

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	90	$162	1.25%	17.6%	12/31/2020	$1.83	8	$15	1.00%	17.9%	12/31/2020	$1.85	0	$0	0.75%	18.2%
12/31/2019	1.53	52	80	1.25%	23.3%	12/31/2019	1.55	8	13	1.00%	23.6%	12/31/2019	1.57	0	0	0.75%	24.0%
12/31/2018	1.24	15	19	1.25%	6.3%	12/31/2018	1.25	9	11	1.00%	6.6%	12/31/2018	1.26	0	0	0.75%	6.8%
12/31/2017	1.17	12	14	1.25%	22.9%	12/31/2017	1.18	9	11	1.00%	23.2%	12/31/2017	1.18	0	0	0.75%	23.5%
12/31/2016	0.95	0	0	1.25%	-7.5%	12/31/2016	0.95	10	9	1.00%	-7.3%	12/31/2016	0.96	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	0	$0	0.50%	18.5%	12/31/2020	$1.90	0	$0	0.25%	18.8%	12/31/2020	$1.92	0	$0	0.00%	19.1%
12/31/2019	1.58	0	0	0.50%	24.3%	12/31/2019	1.60	0	0	0.25%	24.6%	12/31/2019	1.61	0	0	0.00%	24.9%
12/31/2018	1.27	0	0	0.50%	7.1%	12/31/2018	1.28	0	0	0.25%	7.4%	12/31/2018	1.29	0	0	0.00%	7.6%
12/31/2017	1.19	0	0	0.50%	23.8%	12/31/2017	1.19	0	0	0.25%	24.1%	12/31/2017	1.20	0	0	0.00%	24.4%
12/31/2016	0.96	0	0	0.50%	-6.8%	12/31/2016	0.96	0	0	0.25%	-6.6%	12/31/2016	0.97	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio Service Class - 06-CHP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,541	$72,217	9,453
Receivables: investments sold	102
Payables: investments purchased	-
Net assets	$73,643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,643	55,867	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$73,643	55,867

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,442
Mortality & expense charges	(846)
Net investment income (loss)	2,596

Gain (loss) on investments:
Net realized gain (loss)	607
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3
Net gain (loss)	610

Increase (decrease) in net assets from operations	$3,206

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,596	$1,022
Net realized gain (loss)	607	751
Realized gain distributions	-	104
Net change in unrealized appreciation (depreciation)	3	1,453

Increase (decrease) in net assets from operations	3,206	3,330

Contract owner transactions:
Proceeds from units sold	5,458	267,938
Cost of units redeemed	(29,431)	(184,705)
Account charges	(63)	(56)
Increase (decrease)	(24,036)	83,177
Net increase (decrease)	(20,830)	86,507
Net assets, beginning	94,473	7,966
Net assets, ending	$73,643	$94,473

Units sold	4,458	224,596
Units redeemed	(23,212)	(157,133)
Net increase (decrease)	(18,754)	67,463
Units outstanding, beginning	74,621	7,158
Units outstanding, ending	55,867	74,621

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$282,295
Cost of units redeemed/account charges	(215,138)
Net investment income (loss)	3,669
Net realized gain (loss)	1,377
Realized gain distributions	116
Net change in unrealized appreciation (depreciation)	1,324
Net assets	$73,643

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	56	$74	1.25%	4.1%	12/31/2020	$1.34	0	$0	1.00%	4.4%	12/31/2020	$1.35	0	$0	0.75%	4.6%
12/31/2019	1.27	75	94	1.25%	13.8%	12/31/2019	1.28	0	0	1.00%	14.0%	12/31/2019	1.29	0	0	0.75%	14.3%
12/31/2018	1.11	7	8	1.25%	-4.4%	12/31/2018	1.12	0	0	1.00%	-4.1%	12/31/2018	1.13	0	0	0.75%	-3.9%
12/31/2017	1.16	0	1	1.25%	6.6%	12/31/2017	1.17	0	0	1.00%	6.8%	12/31/2017	1.18	0	0	0.75%	7.1%
12/31/2016	1.09	0	0	1.25%	12.2%	12/31/2016	1.10	0	0	1.00%	12.5%	12/31/2016	1.10	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	4.9%	12/31/2020	$1.39	0	$0	0.25%	5.2%	12/31/2020	$1.41	0	$0	0.00%	5.4%
12/31/2019	1.31	0	0	0.50%	14.6%	12/31/2019	1.32	0	0	0.25%	14.9%	12/31/2019	1.33	0	0	0.00%	15.2%
12/31/2018	1.14	0	0	0.50%	-3.6%	12/31/2018	1.15	0	0	0.25%	-3.4%	12/31/2018	1.16	0	0	0.00%	-3.2%
12/31/2017	1.18	0	0	0.50%	7.3%	12/31/2017	1.19	0	0	0.25%	7.6%	12/31/2017	1.19	0	0	0.00%	7.9%
12/31/2016	1.10	0	0	0.50%	13.0%	12/31/2016	1.10	0	0	0.25%	13.3%	12/31/2016	1.11	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.1%
2019	2.6%
2018	0.7%
2017	5.5%
2016	6.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio R Class - 06-CHR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,222	$25,336	3,414
Receivables: investments sold	374
Payables: investments purchased	-
Net assets	$26,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,596	20,527	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$26,596	20,527

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,094
Mortality & expense charges	(285)
Net investment income (loss)	809

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	487
Net gain (loss)	474

Increase (decrease) in net assets from operations	$1,283

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$809	$733
Net realized gain (loss)	(13)	-
Realized gain distributions	-	23
Net change in unrealized appreciation (depreciation)	487	1,539

Increase (decrease) in net assets from operations	1,283	2,295

Contract owner transactions:
Proceeds from units sold	7,097	3,263
Cost of units redeemed	(2,877)	(505)
Account charges	(73)	(67)
Increase (decrease)	4,147	2,691
Net increase (decrease)	5,430	4,986
Net assets, beginning	21,166	16,180
Net assets, ending	$26,596	$21,166

Units sold	5,914	2,736
Units redeemed	(2,368)	(473)
Net increase (decrease)	3,546	2,263
Units outstanding, beginning	16,981	14,718
Units outstanding, ending	20,527	16,981

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,243
Cost of units redeemed/account charges	(3,579)
Net investment income (loss)	2,014
Net realized gain (loss)	(15)
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	886
Net assets	$26,596

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	21	$27	1.25%	3.9%	12/31/2020	$1.31	0	$0	1.00%	4.2%	12/31/2020	$1.33	0	$0	0.75%	4.5%
12/31/2019	1.25	17	21	1.25%	13.4%	12/31/2019	1.26	0	0	1.00%	13.7%	12/31/2019	1.27	0	0	0.75%	14.0%
12/31/2018	1.10	15	16	1.25%	-4.8%	12/31/2018	1.11	0	0	1.00%	-4.6%	12/31/2018	1.12	0	0	0.75%	-4.4%
12/31/2017	1.16	1	1	1.25%	6.2%	12/31/2017	1.16	0	0	1.00%	6.5%	12/31/2017	1.17	0	0	0.75%	6.7%
12/31/2016	1.09	0	0	1.25%	11.8%	12/31/2016	1.09	0	0	1.00%	12.1%	12/31/2016	1.09	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	4.7%	12/31/2020	$1.36	0	$0	0.25%	5.0%	12/31/2020	$1.38	0	$0	0.00%	5.3%
12/31/2019	1.29	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.13	0	0	0.50%	-4.1%	12/31/2018	1.13	0	0	0.25%	-3.9%	12/31/2018	1.14	0	0	0.00%	-3.6%
12/31/2017	1.17	0	0	0.50%	7.0%	12/31/2017	1.18	0	0	0.25%	7.3%	12/31/2017	1.19	0	0	0.00%	7.5%
12/31/2016	1.10	0	0	0.50%	12.6%	12/31/2016	1.10	0	0	0.25%	12.9%	12/31/2016	1.10	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	5.2%
2018	7.1%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Dividend Portfolio K Class - 06-CVH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$181
Mortality & expense charges	(76)
Net investment income (loss)	105

Gain (loss) on investments:
Net realized gain (loss)	180
Realized gain distributions	266
Net change in unrealized appreciation (depreciation)	(256)
Net gain (loss)	190

Increase (decrease) in net assets from operations	$295

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$105	$143
Net realized gain (loss)	180	15
Realized gain distributions	266	435
Net change in unrealized appreciation (depreciation)	(256)	919

Increase (decrease) in net assets from operations	295	1,512

Contract owner transactions:
Proceeds from units sold	2,039	4,252
Cost of units redeemed	(11,941)	(2,099)
Account charges	-	(61)
Increase (decrease)	(9,902)	2,092
Net increase (decrease)	(9,607)	3,604
Net assets, beginning	9,607	6,003
Net assets, ending	$-	$9,607

Units sold	1,601	3,610
Units redeemed	(9,079)	(1,802)
Net increase (decrease)	(7,478)	1,808
Units outstanding, beginning	7,478	5,670
Units outstanding, ending	-	7,478

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,912
Cost of units redeemed/account charges	(18,344)
Net investment income (loss)	323
Net realized gain (loss)	193
Realized gain distributions	916
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	5.6%	12/31/2020	$1.37	0	$0	1.00%	5.8%	12/31/2020	$1.38	0	$0	0.75%	6.1%
12/31/2019	1.28	7	10	1.25%	21.4%	12/31/2019	1.29	0	0	1.00%	21.7%	12/31/2019	1.30	0	0	0.75%	22.0%
12/31/2018	1.06	6	6	1.25%	-11.5%	12/31/2018	1.06	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.20	0	0	1.25%	18.5%	12/31/2017	1.20	0	0	1.00%	18.8%	12/31/2017	1.20	0	0	0.75%	19.1%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	6.4%	12/31/2020	$1.41	0	$0	0.25%	6.6%	12/31/2020	$1.43	0	$0	0.00%	6.9%
12/31/2019	1.31	0	0	0.50%	22.3%	12/31/2019	1.32	0	0	0.25%	22.6%	12/31/2019	1.33	0	0	0.00%	22.9%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.08	0	0	0.25%	-10.6%	12/31/2018	1.09	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	19.3%	12/31/2017	1.21	0	0	0.25%	19.6%	12/31/2017	1.21	0	0	0.00%	19.9%
12/31/2016	1.01	0	0	0.50%	1.1%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.8%
2019	3.1%
2018	4.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,175	$570,555	8,567
Receivables: investments sold	-
Payables: investments purchased	(6,894)
Net assets	$669,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$669,281	340,859	$1.96
Band 100	-	-	1.98
Band 75	-	-	2.00
Band 50	-	-	2.02
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$669,281	340,859

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,441
Mortality & expense charges	(6,309)
Net investment income (loss)	(4,868)

Gain (loss) on investments:
Net realized gain (loss)	13,601
Realized gain distributions	24,696
Net change in unrealized appreciation (depreciation)	67,005
Net gain (loss)	105,302

Increase (decrease) in net assets from operations	$100,434

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,868)	$(1,407)
Net realized gain (loss)	13,601	4,522
Realized gain distributions	24,696	14,292
Net change in unrealized appreciation (depreciation)	67,005	49,111

Increase (decrease) in net assets from operations	100,434	66,518

Contract owner transactions:
Proceeds from units sold	256,770	285,530
Cost of units redeemed	(105,338)	(70,125)
Account charges	(669)	(317)
Increase (decrease)	150,763	215,088
Net increase (decrease)	251,197	281,606
Net assets, beginning	418,084	136,478
Net assets, ending	$669,281	$418,084

Units sold	149,603	194,459
Units redeemed	(60,886)	(44,524)
Net increase (decrease)	88,717	149,935
Units outstanding, beginning	252,142	102,207
Units outstanding, ending	340,859	252,142

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$705,589
Cost of units redeemed/account charges	(202,938)
Net investment income (loss)	(6,523)
Net realized gain (loss)	18,347
Realized gain distributions	49,186
Net change in unrealized appreciation (depreciation)	105,620
Net assets	$669,281

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	341	$669	1.25%	18.4%	12/31/2020	$1.98	0	$0	1.00%	18.7%	12/31/2020	$2.00	0	$0	0.75%	19.0%
12/31/2019	1.66	252	418	1.25%	24.2%	12/31/2019	1.67	0	0	1.00%	24.5%	12/31/2019	1.68	0	0	0.75%	24.8%
12/31/2018	1.34	102	136	1.25%	7.0%	12/31/2018	1.34	0	0	1.00%	7.3%	12/31/2018	1.35	0	0	0.75%	7.6%
12/31/2017	1.25	14	18	1.25%	23.8%	12/31/2017	1.25	0	0	1.00%	24.1%	12/31/2017	1.25	0	0	0.75%	24.4%
12/31/2016	1.01	0	0	1.25%	0.8%	12/31/2016	1.01	0	0	1.00%	0.8%	12/31/2016	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	19.3%	12/31/2020	$2.04	0	$0	0.25%	19.6%	12/31/2020	$2.07	0	$0	0.00%	19.9%
12/31/2019	1.70	0	0	0.50%	25.1%	12/31/2019	1.71	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.36	0	0	0.50%	7.8%	12/31/2018	1.36	0	0	0.25%	8.1%	12/31/2018	1.37	0	0	0.00%	8.4%
12/31/2017	1.26	0	0	0.50%	24.7%	12/31/2017	1.26	0	0	0.25%	25.0%	12/31/2017	1.26	0	0	0.00%	25.3%
12/31/2016	1.01	0	0	0.50%	0.9%	12/31/2016	1.01	0	0	0.25%	0.9%	12/31/2016	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
2018	0.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2025 Fund K Class - 06-CVM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,983,598	$1,732,628	126,780
Receivables: investments sold	-
Payables: investments purchased	(752)
Net assets	$1,982,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,982,846	1,436,131	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$1,982,846	1,436,131

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,155
Mortality & expense charges	(15,299)
Net investment income (loss)	14,856

Gain (loss) on investments:
Net realized gain (loss)	7,531
Realized gain distributions	7,351
Net change in unrealized appreciation (depreciation)	250,970
Net gain (loss)	265,852

Increase (decrease) in net assets from operations	$280,708

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,856	$-
Net realized gain (loss)	7,531	-
Realized gain distributions	7,351	-
Net change in unrealized appreciation (depreciation)	250,970	-

Increase (decrease) in net assets from operations	280,708	-

Contract owner transactions:
Proceeds from units sold	2,042,683	-
Cost of units redeemed	(334,446)	-
Account charges	(6,099)	-
Increase (decrease)	1,702,138	-
Net increase (decrease)	1,982,846	-
Net assets, beginning	-	-
Net assets, ending	$1,982,846	$-

Units sold	1,707,569	-
Units redeemed	(271,438)	-
Net increase (decrease)	1,436,131	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,436,131	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,042,683
Cost of units redeemed/account charges	(340,545)
Net investment income (loss)	14,856
Net realized gain (loss)	7,531
Realized gain distributions	7,351
Net change in unrealized appreciation (depreciation)	250,970
Net assets	$1,982,846

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	1,436	$1,983	1.25%	11.0%	12/31/2020	$1.39	0	$0	1.00%	11.3%	12/31/2020	$1.41	0	$0	0.75%	11.6%
12/31/2019	1.24	0	0	1.25%	17.5%	12/31/2019	1.25	0	0	1.00%	17.8%	12/31/2019	1.26	0	0	0.75%	18.1%
12/31/2018	1.06	0	0	1.25%	-6.0%	12/31/2018	1.06	0	0	1.00%	-5.7%	12/31/2018	1.07	0	0	0.75%	-5.5%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	11.9%	12/31/2020	$1.44	0	$0	0.25%	12.1%	12/31/2020	$1.45	0	$0	0.00%	12.4%
12/31/2019	1.27	0	0	0.50%	18.4%	12/31/2019	1.28	0	0	0.25%	18.7%	12/31/2019	1.29	0	0	0.00%	19.0%
12/31/2018	1.07	0	0	0.50%	-5.3%	12/31/2018	1.08	0	0	0.25%	-5.0%	12/31/2018	1.09	0	0	0.00%	-4.8%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2030 Fund K Class - 06-CVN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,239,892	$1,057,775	76,119
Receivables: investments sold	-
Payables: investments purchased	(670)
Net assets	$1,239,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,239,222	869,481	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$1,239,222	869,481

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,577
Mortality & expense charges	(8,855)
Net investment income (loss)	8,722

Gain (loss) on investments:
Net realized gain (loss)	816
Realized gain distributions	1,584
Net change in unrealized appreciation (depreciation)	182,117
Net gain (loss)	184,517

Increase (decrease) in net assets from operations	$193,239

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,722	$-
Net realized gain (loss)	816	-
Realized gain distributions	1,584	-
Net change in unrealized appreciation (depreciation)	182,117	-

Increase (decrease) in net assets from operations	193,239	-

Contract owner transactions:
Proceeds from units sold	1,269,625	-
Cost of units redeemed	(219,892)	-
Account charges	(3,750)	-
Increase (decrease)	1,045,983	-
Net increase (decrease)	1,239,222	-
Net assets, beginning	-	-
Net assets, ending	$1,239,222	$-

Units sold	1,044,027	-
Units redeemed	(174,546)	-
Net increase (decrease)	869,481	-
Units outstanding, beginning	-	-
Units outstanding, ending	869,481	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,269,625
Cost of units redeemed/account charges	(223,642)
Net investment income (loss)	8,722
Net realized gain (loss)	816
Realized gain distributions	1,584
Net change in unrealized appreciation (depreciation)	182,117
Net assets	$1,239,222

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	869	$1,239	1.25%	11.6%	12/31/2020	$1.44	0	$0	1.00%	11.9%	12/31/2020	$1.45	0	$0	0.75%	12.2%
12/31/2019	1.28	0	0	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	0	0	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.5%	12/31/2018	1.08	0	0	0.75%	-6.3%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	12.5%	12/31/2020	$1.48	0	$0	0.25%	12.8%	12/31/2020	$1.50	0	$0	0.00%	13.0%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.08	0	0	0.50%	-6.0%	12/31/2018	1.09	0	0	0.25%	-5.8%	12/31/2018	1.10	0	0	0.00%	-5.6%
12/31/2017	1.15	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.16	0	0	0.00%	16.4%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2035 Fund K Class - 06-CVP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$575,837	$488,020	25,139
Receivables: investments sold	-
Payables: investments purchased	(146,965)
Net assets	$428,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,872	292,111	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$428,872	292,111

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,867
Mortality & expense charges	(4,170)
Net investment income (loss)	3,697

Gain (loss) on investments:
Net realized gain (loss)	3,120
Realized gain distributions	537
Net change in unrealized appreciation (depreciation)	87,817
Net gain (loss)	91,474

Increase (decrease) in net assets from operations	$95,171

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,697	$-
Net realized gain (loss)	3,120	-
Realized gain distributions	537	-
Net change in unrealized appreciation (depreciation)	87,817	-

Increase (decrease) in net assets from operations	95,171	-

Contract owner transactions:
Proceeds from units sold	707,900	-
Cost of units redeemed	(372,433)	-
Account charges	(1,766)	-
Increase (decrease)	333,701	-
Net increase (decrease)	428,872	-
Net assets, beginning	-	-
Net assets, ending	$428,872	$-

Units sold	565,640	-
Units redeemed	(273,529)	-
Net increase (decrease)	292,111	-
Units outstanding, beginning	-	-
Units outstanding, ending	292,111	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$707,900
Cost of units redeemed/account charges	(374,199)
Net investment income (loss)	3,697
Net realized gain (loss)	3,120
Realized gain distributions	537
Net change in unrealized appreciation (depreciation)	87,817
Net assets	$428,872

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	292	$429	1.25%	12.3%	12/31/2020	$1.48	0	$0	1.00%	12.6%	12/31/2020	$1.50	0	$0	0.75%	12.9%
12/31/2019	1.31	0	0	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	0	0	1.25%	-7.5%	12/31/2018	1.08	0	0	1.00%	-7.3%	12/31/2018	1.09	0	0	0.75%	-7.1%
12/31/2017	1.16	0	0	1.25%	16.8%	12/31/2017	1.17	0	0	1.00%	17.1%	12/31/2017	1.17	0	0	0.75%	17.4%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	13.2%	12/31/2020	$1.53	0	$0	0.25%	13.4%	12/31/2020	$1.54	0	$0	0.00%	13.7%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-6.8%	12/31/2018	1.10	0	0	0.25%	-6.6%	12/31/2018	1.10	0	0	0.00%	-6.4%
12/31/2017	1.17	0	0	0.50%	17.7%	12/31/2017	1.18	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2040 Fund K Class - 06-CVR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,672,522	$1,391,508	94,677
Receivables: investments sold	-
Payables: investments purchased	(513)
Net assets	$1,672,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,672,009	1,110,577	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$1,672,009	1,110,577

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,797
Mortality & expense charges	(11,047)
Net investment income (loss)	10,750

Gain (loss) on investments:
Net realized gain (loss)	1,659
Realized gain distributions	390
Net change in unrealized appreciation (depreciation)	281,014
Net gain (loss)	283,063

Increase (decrease) in net assets from operations	$293,813

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,750	$-
Net realized gain (loss)	1,659	-
Realized gain distributions	390	-
Net change in unrealized appreciation (depreciation)	281,014	-

Increase (decrease) in net assets from operations	293,813	-

Contract owner transactions:
Proceeds from units sold	2,071,322	-
Cost of units redeemed	(689,754)	-
Account charges	(3,372)	-
Increase (decrease)	1,378,196	-
Net increase (decrease)	1,672,009	-
Net assets, beginning	-	-
Net assets, ending	$1,672,009	$-

Units sold	1,646,399	-
Units redeemed	(535,822)	-
Net increase (decrease)	1,110,577	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,110,577	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,071,322
Cost of units redeemed/account charges	(693,126)
Net investment income (loss)	10,750
Net realized gain (loss)	1,659
Realized gain distributions	390
Net change in unrealized appreciation (depreciation)	281,014
Net assets	$1,672,009

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	1,111	$1,672	1.25%	12.7%	12/31/2020	$1.52	0	$0	1.00%	13.0%	12/31/2020	$1.54	0	$0	0.75%	13.2%
12/31/2019	1.34	0	0	1.25%	23.5%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	0	0	1.25%	-8.2%	12/31/2018	1.09	0	0	1.00%	-8.0%	12/31/2018	1.09	0	0	0.75%	-7.8%
12/31/2017	1.18	0	0	1.25%	18.5%	12/31/2017	1.18	0	0	1.00%	18.8%	12/31/2017	1.19	0	0	0.75%	19.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	0	$0	0.50%	13.5%	12/31/2020	$1.57	0	$0	0.25%	13.8%	12/31/2020	$1.58	0	$0	0.00%	14.1%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-7.5%	12/31/2018	1.10	0	0	0.25%	-7.3%	12/31/2018	1.11	0	0	0.00%	-7.1%
12/31/2017	1.19	0	0	0.50%	19.4%	12/31/2017	1.19	0	0	0.25%	19.6%	12/31/2017	1.19	0	0	0.00%	19.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2045 Fund K Class - 06-CVT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,611	$361,708	23,570
Receivables: investments sold	-
Payables: investments purchased	(271)
Net assets	$431,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$431,340	281,166	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$431,340	281,166

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,191
Mortality & expense charges	(2,686)
Net investment income (loss)	2,505

Gain (loss) on investments:
Net realized gain (loss)	13,661
Realized gain distributions	99
Net change in unrealized appreciation (depreciation)	69,903
Net gain (loss)	83,663

Increase (decrease) in net assets from operations	$86,168

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,505	$-
Net realized gain (loss)	13,661	-
Realized gain distributions	99	-
Net change in unrealized appreciation (depreciation)	69,903	-

Increase (decrease) in net assets from operations	86,168	-

Contract owner transactions:
Proceeds from units sold	598,109	-
Cost of units redeemed	(251,597)	-
Account charges	(1,340)	-
Increase (decrease)	345,172	-
Net increase (decrease)	431,340	-
Net assets, beginning	-	-
Net assets, ending	$431,340	$-

Units sold	467,937	-
Units redeemed	(186,771)	-
Net increase (decrease)	281,166	-
Units outstanding, beginning	-	-
Units outstanding, ending	281,166	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$598,109
Cost of units redeemed/account charges	(252,937)
Net investment income (loss)	2,505
Net realized gain (loss)	13,661
Realized gain distributions	99
Net change in unrealized appreciation (depreciation)	69,903
Net assets	$431,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	281	$431	1.25%	13.2%	12/31/2020	$1.55	0	$0	1.00%	13.5%	12/31/2020	$1.57	0	$0	0.75%	13.8%
12/31/2019	1.35	0	0	1.25%	24.7%	12/31/2019	1.37	0	0	1.00%	25.0%	12/31/2019	1.38	0	0	0.75%	25.3%
12/31/2018	1.09	0	0	1.25%	-8.7%	12/31/2018	1.09	0	0	1.00%	-8.4%	12/31/2018	1.10	0	0	0.75%	-8.2%
12/31/2017	1.19	0	0	1.25%	19.6%	12/31/2017	1.19	0	0	1.00%	19.9%	12/31/2017	1.20	0	0	0.75%	20.2%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	14.1%	12/31/2020	$1.60	0	$0	0.25%	14.4%	12/31/2020	$1.61	0	$0	0.00%	14.6%
12/31/2019	1.39	0	0	0.50%	25.6%	12/31/2019	1.40	0	0	0.25%	25.9%	12/31/2019	1.41	0	0	0.00%	26.3%
12/31/2018	1.10	0	0	0.50%	-8.0%	12/31/2018	1.11	0	0	0.25%	-7.7%	12/31/2018	1.12	0	0	0.00%	-7.5%
12/31/2017	1.20	0	0	0.50%	20.5%	12/31/2017	1.20	0	0	0.25%	20.8%	12/31/2017	1.21	0	0	0.00%	21.1%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2050 Fund K Class - 06-CVV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,796	$306,571	19,621
Receivables: investments sold	-
Payables: investments purchased	(261)
Net assets	$366,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$366,535	237,181	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$366,535	237,181

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,442
Mortality & expense charges	(2,357)
Net investment income (loss)	2,085

Gain (loss) on investments:
Net realized gain (loss)	793
Realized gain distributions	73
Net change in unrealized appreciation (depreciation)	60,225
Net gain (loss)	61,091

Increase (decrease) in net assets from operations	$63,176

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,085	$-
Net realized gain (loss)	793	-
Realized gain distributions	73	-
Net change in unrealized appreciation (depreciation)	60,225	-

Increase (decrease) in net assets from operations	63,176	-

Contract owner transactions:
Proceeds from units sold	428,718	-
Cost of units redeemed	(124,185)	-
Account charges	(1,174)	-
Increase (decrease)	303,359	-
Net increase (decrease)	366,535	-
Net assets, beginning	-	-
Net assets, ending	$366,535	$-

Units sold	332,237	-
Units redeemed	(95,056)	-
Net increase (decrease)	237,181	-
Units outstanding, beginning	-	-
Units outstanding, ending	237,181	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$428,718
Cost of units redeemed/account charges	(125,359)
Net investment income (loss)	2,085
Net realized gain (loss)	793
Realized gain distributions	73
Net change in unrealized appreciation (depreciation)	60,225
Net assets	$366,535

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	237	$367	1.25%	13.6%	12/31/2020	$1.56	0	$0	1.00%	13.9%	12/31/2020	$1.58	0	$0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.2%	12/31/2019	1.37	0	0	1.00%	25.5%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	14.5%	12/31/2020	$1.61	0	$0	0.25%	14.8%	12/31/2020	$1.63	0	$0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.40	0	0	0.25%	26.5%	12/31/2019	1.41	0	0	0.00%	26.8%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.21	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2055 Fund K Class - 06-CVW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$534,865	$446,513	27,969
Receivables: investments sold	-
Payables: investments purchased	(92)
Net assets	$534,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$534,773	345,787	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$534,773	345,787

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,395
Mortality & expense charges	(3,123)
Net investment income (loss)	3,272

Gain (loss) on investments:
Net realized gain (loss)	911
Realized gain distributions	99
Net change in unrealized appreciation (depreciation)	88,352
Net gain (loss)	89,362

Increase (decrease) in net assets from operations	$92,634

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,272	$-
Net realized gain (loss)	911	-
Realized gain distributions	99	-
Net change in unrealized appreciation (depreciation)	88,352	-

Increase (decrease) in net assets from operations	92,634	-

Contract owner transactions:
Proceeds from units sold	648,918	-
Cost of units redeemed	(205,666)	-
Account charges	(1,113)	-
Increase (decrease)	442,139	-
Net increase (decrease)	534,773	-
Net assets, beginning	-	-
Net assets, ending	$534,773	$-

Units sold	502,312	-
Units redeemed	(156,525)	-
Net increase (decrease)	345,787	-
Units outstanding, beginning	-	-
Units outstanding, ending	345,787	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$648,918
Cost of units redeemed/account charges	(206,779)
Net investment income (loss)	3,272
Net realized gain (loss)	911
Realized gain distributions	99
Net change in unrealized appreciation (depreciation)	88,352
Net assets	$534,773

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	346	$535	1.25%	13.6%	12/31/2020	$1.56	0	$0	1.00%	13.9%	12/31/2020	$1.58	0	$0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.6%	12/31/2019	1.38	0	0	0.75%	25.9%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	14.4%	12/31/2020	$1.61	0	$0	0.25%	14.7%	12/31/2020	$1.63	0	$0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2060 Fund K Class - 06-CVX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,340	$89,328	6,244
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$106,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,340	68,742	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$106,340	68,742

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,383
Mortality & expense charges	(712)
Net investment income (loss)	671

Gain (loss) on investments:
Net realized gain (loss)	191
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	17,012
Net gain (loss)	17,203

Increase (decrease) in net assets from operations	$17,874

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$671	$-
Net realized gain (loss)	191	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	17,012	-

Increase (decrease) in net assets from operations	17,874	-

Contract owner transactions:
Proceeds from units sold	142,987	-
Cost of units redeemed	(54,266)	-
Account charges	(255)	-
Increase (decrease)	88,466	-
Net increase (decrease)	106,340	-
Net assets, beginning	-	-
Net assets, ending	$106,340	$-

Units sold	111,076	-
Units redeemed	(42,334)	-
Net increase (decrease)	68,742	-
Units outstanding, beginning	-	-
Units outstanding, ending	68,742	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$142,987
Cost of units redeemed/account charges	(54,521)
Net investment income (loss)	671
Net realized gain (loss)	191
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	17,012
Net assets	$106,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	69	$106	1.25%	13.6%	12/31/2020	$1.56	0	$0	1.00%	13.9%	12/31/2020	$1.58	0	$0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.7%	12/31/2019	1.38	0	0	0.75%	26.0%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	14.5%	12/31/2020	$1.61	0	$0	0.25%	14.8%	12/31/2020	$1.63	0	$0	0.00%	15.1%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index Retirement Fund K Class - 06-CVY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$804,429	$760,021	56,433
Receivables: investments sold	-
Payables: investments purchased	(1,383)
Net assets	$803,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$803,046	609,544	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$803,046	609,544

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,600
Mortality & expense charges	(4,645)
Net investment income (loss)	3,955

Gain (loss) on investments:
Net realized gain (loss)	8,818
Realized gain distributions	5,123
Net change in unrealized appreciation (depreciation)	44,408
Net gain (loss)	58,349

Increase (decrease) in net assets from operations	$62,304

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,955	$-
Net realized gain (loss)	8,818	-
Realized gain distributions	5,123	-
Net change in unrealized appreciation (depreciation)	44,408	-

Increase (decrease) in net assets from operations	62,304	-

Contract owner transactions:
Proceeds from units sold	1,545,677	-
Cost of units redeemed	(802,840)	-
Account charges	(2,095)	-
Increase (decrease)	740,742	-
Net increase (decrease)	803,046	-
Net assets, beginning	-	-
Net assets, ending	$803,046	$-

Units sold	1,262,167	-
Units redeemed	(652,623)	-
Net increase (decrease)	609,544	-
Units outstanding, beginning	-	-
Units outstanding, ending	609,544	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,545,677
Cost of units redeemed/account charges	(804,935)
Net investment income (loss)	3,955
Net realized gain (loss)	8,818
Realized gain distributions	5,123
Net change in unrealized appreciation (depreciation)	44,408
Net assets	$803,046

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	610	$803	1.25%	10.8%	12/31/2020	$1.33	0	$0	1.00%	11.1%	12/31/2020	$1.34	0	$0	0.75%	11.4%
12/31/2019	1.19	0	0	1.25%	14.5%	12/31/2019	1.20	0	0	1.00%	14.7%	12/31/2019	1.21	0	0	0.75%	15.0%
12/31/2018	1.04	0	0	1.25%	-4.7%	12/31/2018	1.04	0	0	1.00%	-4.5%	12/31/2018	1.05	0	0	0.75%	-4.2%
12/31/2017	1.09	0	0	1.25%	9.4%	12/31/2017	1.09	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.9%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	11.7%	12/31/2020	$1.37	0	$0	0.25%	11.9%	12/31/2020	$1.39	0	$0	0.00%	12.2%
12/31/2019	1.22	0	0	0.50%	15.3%	12/31/2019	1.23	0	0	0.25%	15.6%	12/31/2019	1.24	0	0	0.00%	15.9%
12/31/2018	1.05	0	0	0.50%	-4.0%	12/31/2018	1.06	0	0	0.25%	-3.7%	12/31/2018	1.07	0	0	0.00%	-3.5%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.5%	12/31/2017	1.10	0	0	0.00%	10.8%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund K Class - 06-CWC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,123,017	$6,009,813	506,996
Receivables: investments sold	77,545
Payables: investments purchased	-
Net assets	$6,200,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,200,562	5,246,337	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$6,200,562	5,246,337

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$121,067
Mortality & expense charges	(63,313)
Net investment income (loss)	57,754

Gain (loss) on investments:
Net realized gain (loss)	66,094
Realized gain distributions	222,402
Net change in unrealized appreciation (depreciation)	46,120
Net gain (loss)	334,616

Increase (decrease) in net assets from operations	$392,370

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,754	$38,848
Net realized gain (loss)	66,094	7,763
Realized gain distributions	222,402	-
Net change in unrealized appreciation (depreciation)	46,120	105,137

Increase (decrease) in net assets from operations	392,370	151,748

Contract owner transactions:
Proceeds from units sold	3,647,786	2,739,350
Cost of units redeemed	(1,263,973)	(1,144,449)
Account charges	(14,042)	(6,115)
Increase (decrease)	2,369,771	1,588,786
Net increase (decrease)	2,762,141	1,740,534
Net assets, beginning	3,438,421	1,697,887
Net assets, ending	$6,200,562	$3,438,421

Units sold	3,247,238	2,521,631
Units redeemed	(1,135,667)	(1,067,106)
Net increase (decrease)	2,111,571	1,454,525
Units outstanding, beginning	3,134,766	1,680,241
Units outstanding, ending	5,246,337	3,134,766

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,967,937
Cost of units redeemed/account charges	(3,299,522)
Net investment income (loss)	128,110
Net realized gain (loss)	68,431
Realized gain distributions	222,402
Net change in unrealized appreciation (depreciation)	113,204
Net assets	$6,200,562

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	5,246	$6,201	1.25%	7.8%	12/31/2020	$1.19	0	$0	1.00%	8.0%	12/31/2020	$1.21	0	$0	0.75%	8.3%
12/31/2019	1.10	3,135	3,438	1.25%	8.5%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.01	1,680	1,698	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.02	0	0	0.75%	-1.6%
12/31/2017	1.03	592	611	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.6%	12/31/2020	$1.23	0	$0	0.25%	8.8%	12/31/2020	$1.24	0	$0	0.00%	9.1%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.13	0	0	0.25%	9.6%	12/31/2019	1.14	0	0	0.00%	9.9%
12/31/2018	1.03	0	0	0.50%	-1.3%	12/31/2018	1.03	0	0	0.25%	-1.1%	12/31/2018	1.04	0	0	0.00%	-0.8%
12/31/2017	1.04	0	0	0.50%	3.8%	12/31/2017	1.04	0	0	0.25%	4.1%	12/31/2017	1.05	0	0	0.00%	4.3%
12/31/2016	1.00	0	0	0.50%	0.2%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	2.4%
2018	4.1%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Equity Dividend Fund K Class - 06-FRW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,691	$471,950	22,622
Receivables: investments sold	6,649
Payables: investments purchased	-
Net assets	$458,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$458,340	352,068	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$458,340	352,068

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,822
Mortality & expense charges	(5,233)
Net investment income (loss)	3,589

Gain (loss) on investments:
Net realized gain (loss)	(17,970)
Realized gain distributions	19,326
Net change in unrealized appreciation (depreciation)	753
Net gain (loss)	2,109

Increase (decrease) in net assets from operations	$5,698

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,589	$3,689
Net realized gain (loss)	(17,970)	(11,765)
Realized gain distributions	19,326	46,366
Net change in unrealized appreciation (depreciation)	753	67,968

Increase (decrease) in net assets from operations	5,698	106,258

Contract owner transactions:
Proceeds from units sold	55,458	59,319
Cost of units redeemed	(78,699)	(141,094)
Account charges	(44)	(52)
Increase (decrease)	(23,285)	(81,827)
Net increase (decrease)	(17,587)	24,431
Net assets, beginning	475,927	451,496
Net assets, ending	$458,340	$475,927

Units sold	48,932	52,836
Units redeemed	(72,371)	(126,502)
Net increase (decrease)	(23,439)	(73,666)
Units outstanding, beginning	375,507	449,173
Units outstanding, ending	352,068	375,507

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$609,763
Cost of units redeemed/account charges	(222,115)
Net investment income (loss)	8,654
Net realized gain (loss)	(29,819)
Realized gain distributions	112,116
Net change in unrealized appreciation (depreciation)	(20,259)
Net assets	$458,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	352	$458	1.25%	2.7%	12/31/2020	$1.31	0	$0	1.00%	3.0%	12/31/2020	$1.33	0	$0	0.75%	3.2%
12/31/2019	1.27	376	476	1.25%	26.1%	12/31/2019	1.28	0	0	1.00%	26.4%	12/31/2019	1.28	0	0	0.75%	26.7%
12/31/2018	1.01	449	451	1.25%	-8.2%	12/31/2018	1.01	0	0	1.00%	-8.0%	12/31/2018	1.01	0	0	0.75%	-7.7%
12/31/2017	1.10	0	0	1.25%	9.5%	12/31/2017	1.10	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	3.5%	12/31/2020	$1.35	0	$0	0.25%	3.7%	12/31/2020	$1.36	0	$0	0.00%	4.0%
12/31/2019	1.29	0	0	0.50%	27.0%	12/31/2019	1.30	0	0	0.25%	27.4%	12/31/2019	1.31	0	0	0.00%	27.7%
12/31/2018	1.02	0	0	0.50%	-7.5%	12/31/2018	1.02	0	0	0.25%	-7.3%	12/31/2018	1.02	0	0	0.00%	-7.0%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.0%
2018	1.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund K Class - 06-FRX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,825,375	$1,667,710	84,076
Receivables: investments sold	-
Payables: investments purchased	(2,603)
Net assets	$1,822,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,822,772	1,367,183	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$1,822,772	1,367,183

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,790
Mortality & expense charges	(19,157)
Net investment income (loss)	(6,367)

Gain (loss) on investments:
Net realized gain (loss)	3,616
Realized gain distributions	117,271
Net change in unrealized appreciation (depreciation)	191,538
Net gain (loss)	312,425

Increase (decrease) in net assets from operations	$306,058

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,367)	$3,477
Net realized gain (loss)	3,616	(19,002)
Realized gain distributions	117,271	59,057
Net change in unrealized appreciation (depreciation)	191,538	161,022

Increase (decrease) in net assets from operations	306,058	204,554

Contract owner transactions:
Proceeds from units sold	439,049	156,212
Cost of units redeemed	(332,654)	(276,045)
Account charges	(607)	(658)
Increase (decrease)	105,788	(120,491)
Net increase (decrease)	411,846	84,063
Net assets, beginning	1,410,926	1,326,863
Net assets, ending	$1,822,772	$1,410,926

Units sold	381,319	149,196
Units redeemed	(281,624)	(265,928)
Net increase (decrease)	99,695	(116,732)
Units outstanding, beginning	1,267,488	1,384,220
Units outstanding, ending	1,367,183	1,267,488

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,443,095
Cost of units redeemed/account charges	(1,027,645)
Net investment income (loss)	3,621
Net realized gain (loss)	(29,506)
Realized gain distributions	275,542
Net change in unrealized appreciation (depreciation)	157,665
Net assets	$1,822,772

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	1,367	$1,823	1.25%	19.8%	12/31/2020	$1.35	0	$0	1.00%	20.1%	12/31/2020	$1.36	0	$0	0.75%	20.4%
12/31/2019	1.11	1,267	1,411	1.25%	16.1%	12/31/2019	1.12	0	0	1.00%	16.4%	12/31/2019	1.13	0	0	0.75%	16.7%
12/31/2018	0.96	1,384	1,327	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-8.2%	12/31/2018	0.97	0	0	0.75%	-8.0%
12/31/2017	1.05	1,152	1,206	1.25%	4.7%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	20.7%	12/31/2020	$1.38	0	$0	0.25%	21.0%	12/31/2020	$1.39	0	$0	0.00%	21.3%
12/31/2019	1.13	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-7.8%	12/31/2018	0.97	0	0	0.25%	-7.5%	12/31/2018	0.98	0	0	0.00%	-7.3%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.5%
2018	1.0%
2017	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,272,713	$2,280,078	74,353
Receivables: investments sold	1,087
Payables: investments purchased	-
Net assets	$3,273,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,273,800	1,665,960	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.00
Band 50	-	-	2.01
Band 25	-	-	2.03
Band 0	-	-	2.04
Total	$3,273,800	1,665,960

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(27,676)
Net investment income (loss)	(27,676)

Gain (loss) on investments:
Net realized gain (loss)	3,988
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	907,870
Net gain (loss)	911,858

Increase (decrease) in net assets from operations	$884,182

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,676)	$(22,415)
Net realized gain (loss)	3,988	179,483
Realized gain distributions	-	10,092
Net change in unrealized appreciation (depreciation)	907,870	136,058

Increase (decrease) in net assets from operations	884,182	303,218

Contract owner transactions:
Proceeds from units sold	898,836	2,668,257
Cost of units redeemed	(157,118)	(1,572,994)
Account charges	(222)	(369)
Increase (decrease)	741,496	1,094,894
Net increase (decrease)	1,625,678	1,398,112
Net assets, beginning	1,648,122	250,010
Net assets, ending	$3,273,800	$1,648,122

Units sold	582,862	2,151,743
Units redeemed	(127,297)	(1,188,302)
Net increase (decrease)	455,565	963,441
Units outstanding, beginning	1,210,395	246,954
Units outstanding, ending	1,665,960	1,210,395

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,859,725
Cost of units redeemed/account charges	(1,731,400)
Net investment income (loss)	(50,831)
Net realized gain (loss)	183,352
Realized gain distributions	20,319
Net change in unrealized appreciation (depreciation)	992,635
Net assets	$3,273,800

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	1,666	$3,274	1.25%	44.3%	12/31/2020	$2.01	0	$0	1.00%	44.7%	12/31/2020	$2.00	0	$0	0.75%	45.0%
12/31/2019	1.36	1,210	1,648	1.25%	34.5%	12/31/2019	1.39	0	0	1.00%	35.1%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	247	250	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	0	$0	0.50%	45.4%	12/31/2020	$2.03	0	$0	0.25%	45.8%	12/31/2020	$2.04	0	$0	0.00%	46.1%
12/31/2019	1.38	0	0	0.50%	35.5%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.2%
12/31/2018	1.02	0	0	0.50%	2.3%	12/31/2018	1.02	0	0	0.25%	2.6%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,492,188	$4,770,579	145,831
Receivables: investments sold	-
Payables: investments purchased	(52,255)
Net assets	$6,439,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,439,933	3,269,863	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.00
Band 50	-	-	2.02
Band 25	-	-	2.03
Band 0	-	-	2.05
Total	$6,439,933	3,269,863

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(51,365)
Net investment income (loss)	(51,365)

Gain (loss) on investments:
Net realized gain (loss)	259,162
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,586,092
Net gain (loss)	1,845,254

Increase (decrease) in net assets from operations	$1,793,889

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,365)	$(14,187)
Net realized gain (loss)	259,162	20,944
Realized gain distributions	-	6,676
Net change in unrealized appreciation (depreciation)	1,586,092	197,081

Increase (decrease) in net assets from operations	1,793,889	210,514

Contract owner transactions:
Proceeds from units sold	5,438,340	1,393,607
Cost of units redeemed	(2,564,314)	(313,779)
Account charges	(2,511)	(1,550)
Increase (decrease)	2,871,515	1,078,278
Net increase (decrease)	4,665,404	1,288,792
Net assets, beginning	1,774,529	485,737
Net assets, ending	$6,439,933	$1,774,529

Units sold	3,704,169	1,092,302
Units redeemed	(1,735,460)	(270,432)
Net increase (decrease)	1,968,709	821,870
Units outstanding, beginning	1,301,154	479,284
Units outstanding, ending	3,269,863	1,301,154

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,741,762
Cost of units redeemed/account charges	(3,267,216)
Net investment income (loss)	(67,284)
Net realized gain (loss)	281,547
Realized gain distributions	29,515
Net change in unrealized appreciation (depreciation)	1,721,609
Net assets	$6,439,933

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	3,270	$6,440	1.25%	44.4%	12/31/2020	$2.01	0	$0	1.00%	44.8%	12/31/2020	$2.00	0	$0	0.75%	45.1%
12/31/2019	1.36	1,301	1,775	1.25%	34.6%	12/31/2019	1.39	0	0	1.00%	35.2%	12/31/2019	1.38	0	0	0.75%	35.2%
12/31/2018	1.01	479	486	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	45.5%	12/31/2020	$2.03	0	$0	0.25%	45.9%	12/31/2020	$2.05	0	$0	0.00%	46.2%
12/31/2019	1.39	0	0	0.50%	35.6%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.3%
12/31/2018	1.02	0	0	0.50%	2.4%	12/31/2018	1.02	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$629,579	$485,367	16,828
Receivables: investments sold	-
Payables: investments purchased	(5,091)
Net assets	$624,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$507,030	262,119	$1.93
Band 100	-	-	1.98
Band 75	-	-	1.96
Band 50	-	-	1.98
Band 25	-	-	2.00
Band 0	117,458	58,397	2.01
Total	$624,488	320,516

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,322)
Net investment income (loss)	(3,322)

Gain (loss) on investments:
Net realized gain (loss)	29,798
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	132,517
Net gain (loss)	162,315

Increase (decrease) in net assets from operations	$158,993

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,322)	$(680)
Net realized gain (loss)	29,798	147
Realized gain distributions	-	830
Net change in unrealized appreciation (depreciation)	132,517	12,428

Increase (decrease) in net assets from operations	158,993	12,725

Contract owner transactions:
Proceeds from units sold	422,343	167,398
Cost of units redeemed	(140,943)	(1,032)
Account charges	(679)	(129)
Increase (decrease)	280,721	166,237
Net increase (decrease)	439,714	178,962
Net assets, beginning	184,774	5,812
Net assets, ending	$624,488	$184,774

Units sold	272,573	131,069
Units redeemed	(88,001)	(899)
Net increase (decrease)	184,572	130,170
Units outstanding, beginning	135,944	5,774
Units outstanding, ending	320,516	135,944

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$596,021
Cost of units redeemed/account charges	(142,783)
Net investment income (loss)	(4,011)
Net realized gain (loss)	29,945
Realized gain distributions	1,104
Net change in unrealized appreciation (depreciation)	144,212
Net assets	$624,488

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	262	$507	1.25%	43.6%	12/31/2020	$1.98	0	$0	1.00%	43.9%	12/31/2020	$1.96	0	$0	0.75%	44.3%
12/31/2019	1.35	92	124	1.25%	33.9%	12/31/2019	1.37	0	0	1.00%	34.5%	12/31/2019	1.36	0	0	0.75%	34.5%
12/31/2018	1.01	6	6	1.25%	1.0%	12/31/2018	1.02	0	0	1.00%	2.3%	12/31/2018	1.01	0	0	0.75%	1.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	44.6%	12/31/2020	$2.00	0	$0	0.25%	45.0%	12/31/2020	$2.01	58	$117	0.00%	45.4%
12/31/2019	1.37	0	0	0.50%	34.9%	12/31/2019	1.38	0	0	0.25%	35.2%	12/31/2019	1.38	44	61	0.00%	35.6%
12/31/2018	1.02	0	0	0.50%	1.8%	12/31/2018	1.02	0	0	0.25%	2.0%	12/31/2018	1.02	0	0	0.00%	2.3%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Multi-Asset Income Fund A Class - 06-FRY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,370,339	$6,134,648	592,122
Receivables: investments sold	245,575
Payables: investments purchased	-
Net assets	$6,615,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,615,914	5,737,234	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$6,615,914	5,737,234

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$242,609
Mortality & expense charges	(70,703)
Net investment income (loss)	171,906

Gain (loss) on investments:
Net realized gain (loss)	(55,962)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	162,693
Net gain (loss)	106,731

Increase (decrease) in net assets from operations	$278,637

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$171,906	$351,996
Net realized gain (loss)	(55,962)	(84,047)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	162,693	897,009

Increase (decrease) in net assets from operations	278,637	1,164,958

Contract owner transactions:
Proceeds from units sold	1,722,526	4,185,326
Cost of units redeemed	(1,069,299)	(9,891,719)
Account charges	(36,259)	(45,859)
Increase (decrease)	616,968	(5,752,252)
Net increase (decrease)	895,605	(4,587,294)
Net assets, beginning	5,720,309	10,307,603
Net assets, ending	$6,615,914	$5,720,309

Units sold	1,643,246	3,962,499
Units redeemed	(1,115,746)	(9,284,397)
Net increase (decrease)	527,500	(5,321,898)
Units outstanding, beginning	5,209,734	10,531,632
Units outstanding, ending	5,737,234	5,209,734

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,703,202
Cost of units redeemed/account charges	(13,025,472)
Net investment income (loss)	876,674
Net realized gain (loss)	(174,181)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	235,691
Net assets	$6,615,914

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	5,737	$6,616	1.25%	5.0%	12/31/2020	$1.16	0	$0	1.00%	5.3%	12/31/2020	$1.17	0	$0	0.75%	5.5%
12/31/2019	1.10	5,210	5,720	1.25%	12.2%	12/31/2019	1.10	0	0	1.00%	12.5%	12/31/2019	1.11	0	0	0.75%	12.7%
12/31/2018	0.98	10,532	10,308	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-4.8%	12/31/2018	0.99	0	0	0.75%	-4.6%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	5.8%	12/31/2020	$1.19	0	$0	0.25%	6.1%	12/31/2020	$1.21	0	$0	0.00%	6.3%
12/31/2019	1.12	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.13	0	0	0.00%	13.6%
12/31/2018	0.99	0	0	0.50%	-4.3%	12/31/2018	0.99	0	0	0.25%	-4.1%	12/31/2018	1.00	0	0	0.00%	-3.9%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.9%
2019	5.9%
2018	9.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Multi-Asset Income Fund K Class - 06-FTF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$273,710	$260,997	25,756
Receivables: investments sold	13,989
Payables: investments purchased	-
Net assets	$287,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$287,699	247,080	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$287,699	247,080

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,484
Mortality & expense charges	(3,125)
Net investment income (loss)	8,359

Gain (loss) on investments:
Net realized gain (loss)	(1,337)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,105
Net gain (loss)	4,768

Increase (decrease) in net assets from operations	$13,127

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,359	$5,125
Net realized gain (loss)	(1,337)	364
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,105	6,608

Increase (decrease) in net assets from operations	13,127	12,097

Contract owner transactions:
Proceeds from units sold	61,795	261,809
Cost of units redeemed	(34,992)	(23,885)
Account charges	(1,306)	(946)
Increase (decrease)	25,497	236,978
Net increase (decrease)	38,624	249,075
Net assets, beginning	249,075	-
Net assets, ending	$287,699	$249,075

Units sold	56,925	248,150
Units redeemed	(34,972)	(23,023)
Net increase (decrease)	21,953	225,127
Units outstanding, beginning	225,127	-
Units outstanding, ending	247,080	225,127

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$323,604
Cost of units redeemed/account charges	(61,129)
Net investment income (loss)	13,484
Net realized gain (loss)	(973)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,713
Net assets	$287,699

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	247	$288	1.25%	5.2%	12/31/2020	$1.17	0	$0	1.00%	5.5%	12/31/2020	$1.19	0	$0	0.75%	5.8%
12/31/2019	1.11	225	249	1.25%	12.6%	12/31/2019	1.11	0	0	1.00%	12.9%	12/31/2019	1.12	0	0	0.75%	13.2%
12/31/2018	0.98	0	0	1.25%	-4.8%	12/31/2018	0.99	0	0	1.00%	-4.5%	12/31/2018	0.99	0	0	0.75%	-4.3%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	6.0%	12/31/2020	$1.21	0	$0	0.25%	6.3%	12/31/2020	$1.22	0	$0	0.00%	6.6%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.0%
12/31/2018	0.99	0	0	0.50%	-4.1%	12/31/2018	1.00	0	0	0.25%	-3.8%	12/31/2018	1.00	0	0	0.00%	-3.6%
12/31/2017	1.04	0	0	0.50%	3.6%	12/31/2017	1.04	0	0	0.25%	3.7%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.3%
2019	5.5%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,364,234	$6,081,069	642,239
Receivables: investments sold	295,790
Payables: investments purchased	-
Net assets	$6,660,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,660,024	5,978,520	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$6,660,024	5,978,520

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$139,693
Mortality & expense charges	(69,112)
Net investment income (loss)	70,581

Gain (loss) on investments:
Net realized gain (loss)	(2,678)
Realized gain distributions	14,463
Net change in unrealized appreciation (depreciation)	253,738
Net gain (loss)	265,523

Increase (decrease) in net assets from operations	$336,104

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,581	$186,946
Net realized gain (loss)	(2,678)	(111,508)
Realized gain distributions	14,463	7,187
Net change in unrealized appreciation (depreciation)	253,738	505,821

Increase (decrease) in net assets from operations	336,104	588,446

Contract owner transactions:
Proceeds from units sold	2,679,331	4,048,070
Cost of units redeemed	(1,385,066)	(10,464,222)
Account charges	(28,580)	(36,338)
Increase (decrease)	1,265,685	(6,452,490)
Net increase (decrease)	1,601,789	(5,864,044)
Net assets, beginning	5,058,235	10,922,279
Net assets, ending	$6,660,024	$5,058,235

Units sold	2,602,764	3,944,824
Units redeemed	(1,418,620)	(10,135,838)
Net increase (decrease)	1,184,144	(6,191,014)
Units outstanding, beginning	4,794,376	10,985,390
Units outstanding, ending	5,978,520	4,794,376

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,035,429
Cost of units redeemed/account charges	(13,951,232)
Net investment income (loss)	420,171
Net realized gain (loss)	(149,159)
Realized gain distributions	21,650
Net change in unrealized appreciation (depreciation)	283,165
Net assets	$6,660,024

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	5,979	$6,660	1.25%	5.6%	12/31/2020	$1.12	0	$0	1.00%	5.9%	12/31/2020	$1.13	0	$0	0.75%	6.1%
12/31/2019	1.06	4,794	5,058	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.4%	12/31/2019	1.07	0	0	0.75%	6.6%
12/31/2018	0.99	10,985	10,922	1.25%	-2.1%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.6%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	6.4%	12/31/2020	$1.15	0	$0	0.25%	6.6%	12/31/2020	$1.16	0	$0	0.00%	6.9%
12/31/2019	1.08	0	0	0.50%	6.9%	12/31/2019	1.08	0	0	0.25%	7.2%	12/31/2019	1.09	0	0	0.00%	7.4%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.1%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.9%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	3.9%
2018	5.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,669	$342,050	37,113
Receivables: investments sold	24,569
Payables: investments purchased	-
Net assets	$385,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,238	340,960	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$385,238	340,960

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,216
Mortality & expense charges	(4,419)
Net investment income (loss)	5,797

Gain (loss) on investments:
Net realized gain (loss)	2,515
Realized gain distributions	819
Net change in unrealized appreciation (depreciation)	10,834
Net gain (loss)	14,168

Increase (decrease) in net assets from operations	$19,965

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,797	$5,642
Net realized gain (loss)	2,515	(362)
Realized gain distributions	819	541
Net change in unrealized appreciation (depreciation)	10,834	9,354

Increase (decrease) in net assets from operations	19,965	15,175

Contract owner transactions:
Proceeds from units sold	135,845	313,637
Cost of units redeemed	(152,176)	(26,379)
Account charges	(1,302)	(1,179)
Increase (decrease)	(17,633)	286,079
Net increase (decrease)	2,332	301,254
Net assets, beginning	382,906	81,652
Net assets, ending	$385,238	$382,906

Units sold	126,205	303,992
Units redeemed	(144,407)	(26,402)
Net increase (decrease)	(18,202)	277,590
Units outstanding, beginning	359,162	81,572
Units outstanding, ending	340,960	359,162

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$579,690
Cost of units redeemed/account charges	(228,729)
Net investment income (loss)	12,159
Net realized gain (loss)	2,139
Realized gain distributions	1,360
Net change in unrealized appreciation (depreciation)	18,619
Net assets	$385,238

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	341	$385	1.25%	6.0%	12/31/2020	$1.14	0	$0	1.00%	6.2%	12/31/2020	$1.15	0	$0	0.75%	6.5%
12/31/2019	1.07	359	383	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.8%	12/31/2019	1.08	0	0	0.75%	7.0%
12/31/2018	1.00	82	82	1.25%	-1.7%	12/31/2018	1.00	0	0	1.00%	-1.5%	12/31/2018	1.01	0	0	0.75%	-1.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	6.8%	12/31/2020	$1.17	0	$0	0.25%	7.0%	12/31/2020	$1.18	0	$0	0.00%	7.3%
12/31/2019	1.09	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.10	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.0%	12/31/2018	1.02	0	0	0.25%	-0.7%	12/31/2018	1.02	0	0	0.00%	-0.5%
12/31/2017	1.02	0	0	0.50%	2.2%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	3.8%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$365,063	$343,926	15,023
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$365,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$365,072	75,153	$4.86
Band 100	-	-	5.00
Band 75	-	-	5.15
Band 50	-	-	5.30
Band 25	-	-	5.46
Band 0	-	-	5.62
Total	$365,072	75,153

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25
Mortality & expense charges	(1,530)
Net investment income (loss)	(1,505)

Gain (loss) on investments:
Net realized gain (loss)	(35,646)
Realized gain distributions	3,553
Net change in unrealized appreciation (depreciation)	12,620
Net gain (loss)	(19,473)

Increase (decrease) in net assets from operations	$(20,978)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,505)	$(756)
Net realized gain (loss)	(35,646)	(69,223)
Realized gain distributions	3,553	1,886
Net change in unrealized appreciation (depreciation)	12,620	98,668

Increase (decrease) in net assets from operations	(20,978)	30,575

Contract owner transactions:
Proceeds from units sold	414,060	283,108
Cost of units redeemed	(330,399)	(212,564)
Account charges	(27)	(154)
Increase (decrease)	83,634	70,390
Net increase (decrease)	62,656	100,965
Net assets, beginning	302,416	201,451
Net assets, ending	$365,072	$302,416

Units sold	94,695	78,784
Units redeemed	(101,557)	(68,997)
Net increase (decrease)	(6,862)	9,787
Units outstanding, beginning	82,015	72,228
Units outstanding, ending	75,153	82,015

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,469,831
Cost of units redeemed/account charges	(4,736,398)
Net investment income (loss)	(50,901)
Net realized gain (loss)	48,682
Realized gain distributions	612,721
Net change in unrealized appreciation (depreciation)	21,137
Net assets	$365,072

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.86	75	$365	1.25%	31.7%	12/31/2020	$5.00	0	$0	1.00%	32.1%	12/31/2020	$5.15	0	$0	0.75%	32.4%
12/31/2019	3.69	82	302	1.25%	32.2%	12/31/2019	3.79	0	0	1.00%	32.5%	12/31/2019	3.89	0	0	0.75%	32.9%
12/31/2018	2.79	72	201	1.25%	-6.2%	12/31/2018	2.86	0	0	1.00%	-6.0%	12/31/2018	2.93	0	0	0.75%	-5.8%
12/31/2017	2.97	8	24	1.25%	13.4%	12/31/2017	3.04	0	0	1.00%	13.7%	12/31/2017	3.11	0	0	0.75%	14.0%
12/31/2016	2.62	9	23	1.25%	12.0%	12/31/2016	2.67	0	0	1.00%	12.3%	12/31/2016	2.72	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.30	0	$0	0.50%	32.7%	12/31/2020	$5.46	0	$0	0.25%	33.1%	12/31/2020	$5.62	0	$0	0.00%	33.4%
12/31/2019	3.99	0	0	0.50%	33.2%	12/31/2019	4.10	0	0	0.25%	33.5%	12/31/2019	4.21	0	0	0.00%	33.9%
12/31/2018	3.00	0	0	0.50%	-5.5%	12/31/2018	3.07	0	0	0.25%	-5.3%	12/31/2018	3.15	0	0	0.00%	-5.0%
12/31/2017	3.17	0	0	0.50%	14.3%	12/31/2017	3.24	0	0	0.25%	14.6%	12/31/2017	3.31	0	0	0.00%	14.9%
12/31/2016	2.78	0	0	0.50%	12.9%	12/31/2016	2.83	0	0	0.25%	13.2%	12/31/2016	2.89	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.5%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio K Class - 06-33K
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,328,427	$1,295,020	171,362
Receivables: investments sold	8,724
Payables: investments purchased	-
Net assets	$1,337,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,337,151	1,159,054	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,337,151	1,159,054

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$68,541
Mortality & expense charges	(15,629)
Net investment income (loss)	52,912

Gain (loss) on investments:
Net realized gain (loss)	(44,500)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,657
Net gain (loss)	(34,843)

Increase (decrease) in net assets from operations	$18,069

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$52,912	$26,760
Net realized gain (loss)	(44,500)	7,264
Realized gain distributions	-	1,352
Net change in unrealized appreciation (depreciation)	9,657	31,959

Increase (decrease) in net assets from operations	18,069	67,335

Contract owner transactions:
Proceeds from units sold	371,246	1,433,563
Cost of units redeemed	(315,722)	(446,917)
Account charges	(473)	(520)
Increase (decrease)	55,051	986,126
Net increase (decrease)	73,120	1,053,461
Net assets, beginning	1,264,031	210,570
Net assets, ending	$1,337,151	$1,264,031

Units sold	345,246	1,359,348
Units redeemed	(332,821)	(430,840)
Net increase (decrease)	12,425	928,508
Units outstanding, beginning	1,146,629	218,121
Units outstanding, ending	1,159,054	1,146,629

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,205,248
Cost of units redeemed/account charges	(947,477)
Net investment income (loss)	82,623
Net realized gain (loss)	(38,299)
Realized gain distributions	1,649
Net change in unrealized appreciation (depreciation)	33,407
Net assets	$1,337,151

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	1,159	$1,337	1.25%	4.7%	12/31/2020	$1.16	0	$0	1.00%	4.9%	12/31/2020	$1.17	0	$0	0.75%	5.2%
12/31/2019	1.10	1,147	1,264	1.25%	14.2%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	218	211	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.97	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	5.4%	12/31/2020	$1.19	0	$0	0.25%	5.7%	12/31/2020	$1.20	0	$0	0.00%	6.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.3%	12/31/2019	1.13	0	0	0.00%	15.6%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.3%
2019	4.6%
2018	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Inflation Protected Bond Fund K Class - 06-3N3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,829	$8,737	753
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$8,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,833	7,424	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$8,833	7,424

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$49
Mortality & expense charges	(29)
Net investment income (loss)	20

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	92
Net gain (loss)	108

Increase (decrease) in net assets from operations	$128

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20	$-
Net realized gain (loss)	-	-
Realized gain distributions	16	-
Net change in unrealized appreciation (depreciation)	92	-

Increase (decrease) in net assets from operations	128	-

Contract owner transactions:
Proceeds from units sold	12,781	-
Cost of units redeemed	(4,073)	-
Account charges	(3)	-
Increase (decrease)	8,705	-
Net increase (decrease)	8,833	-
Net assets, beginning	-	-
Net assets, ending	$8,833	$-

Units sold	10,883	-
Units redeemed	(3,459)	-
Net increase (decrease)	7,424	-
Units outstanding, beginning	-	-
Units outstanding, ending	7,424	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,781
Cost of units redeemed/account charges	(4,076)
Net investment income (loss)	20
Net realized gain (loss)	-
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	92
Net assets	$8,833

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	7	$9	1.25%	10.5%	12/31/2020	$1.20	0	$0	1.00%	10.7%	12/31/2020	$1.20	0	$0	0.75%	11.0%
12/31/2019	1.08	0	0	1.25%	6.9%	12/31/2019	1.08	0	0	1.00%	7.2%	12/31/2019	1.08	0	0	0.75%	7.5%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	11.3%	12/31/2020	$1.22	0	$0	0.25%	11.6%	12/31/2020	$1.22	0	$0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.8%	12/31/2019	1.09	0	0	0.25%	8.0%	12/31/2019	1.09	0	0	0.00%	8.3%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares S&P 500 Index Fund K Class - 06-3G4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,961,834	$4,039,419	11,163
Receivables: investments sold	-
Payables: investments purchased	(2,311)
Net assets	$4,959,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,959,523	3,683,754	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$4,959,523	3,683,754

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$68,162
Mortality & expense charges	(46,107)
Net investment income (loss)	22,055

Gain (loss) on investments:
Net realized gain (loss)	145,419
Realized gain distributions	5,813
Net change in unrealized appreciation (depreciation)	812,728
Net gain (loss)	963,960

Increase (decrease) in net assets from operations	$986,015

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,055	$13,205
Net realized gain (loss)	145,419	5,378
Realized gain distributions	5,813	-
Net change in unrealized appreciation (depreciation)	812,728	109,687

Increase (decrease) in net assets from operations	986,015	128,270

Contract owner transactions:
Proceeds from units sold	5,325,607	2,226,063
Cost of units redeemed	(3,648,159)	(47,445)
Account charges	(8,650)	(2,178)
Increase (decrease)	1,668,798	2,176,440
Net increase (decrease)	2,654,813	2,304,710
Net assets, beginning	2,304,710	-
Net assets, ending	$4,959,523	$2,304,710

Units sold	4,981,600	2,051,728
Units redeemed	(3,299,945)	(49,629)
Net increase (decrease)	1,681,655	2,002,099
Units outstanding, beginning	2,002,099	-
Units outstanding, ending	3,683,754	2,002,099

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,551,670
Cost of units redeemed/account charges	(3,706,432)
Net investment income (loss)	35,260
Net realized gain (loss)	150,797
Realized gain distributions	5,813
Net change in unrealized appreciation (depreciation)	922,415
Net assets	$4,959,523

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	3,684	$4,960	1.25%	17.0%	12/31/2020	$1.35	0	$0	1.00%	17.2%	12/31/2020	$1.36	0	$0	0.75%	17.5%
12/31/2019	1.15	2,002	2,305	1.25%	29.8%	12/31/2019	1.16	0	0	1.00%	30.1%	12/31/2019	1.16	0	0	0.75%	30.5%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	17.8%	12/31/2020	$1.38	0	$0	0.25%	18.1%	12/31/2020	$1.39	0	$0	0.00%	18.4%
12/31/2019	1.16	0	0	0.50%	30.8%	12/31/2019	1.17	0	0	0.25%	31.1%	12/31/2019	1.17	0	0	0.00%	31.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell Mid-Cap Index Fund K Class - 06-3GM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,229	$185,883	15,777
Receivables: investments sold	-
Payables: investments purchased	(6,116)
Net assets	$202,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,113	158,637	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.31
Total	$202,113	158,637

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,532
Mortality & expense charges	(952)
Net investment income (loss)	1,580

Gain (loss) on investments:
Net realized gain (loss)	(355)
Realized gain distributions	2,965
Net change in unrealized appreciation (depreciation)	22,346
Net gain (loss)	24,956

Increase (decrease) in net assets from operations	$26,536

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,580	$-
Net realized gain (loss)	(355)	-
Realized gain distributions	2,965	-
Net change in unrealized appreciation (depreciation)	22,346	-

Increase (decrease) in net assets from operations	26,536	-

Contract owner transactions:
Proceeds from units sold	357,836	-
Cost of units redeemed	(182,246)	-
Account charges	(13)	-
Increase (decrease)	175,577	-
Net increase (decrease)	202,113	-
Net assets, beginning	-	-
Net assets, ending	$202,113	$-

Units sold	319,807	-
Units redeemed	(161,170)	-
Net increase (decrease)	158,637	-
Units outstanding, beginning	-	-
Units outstanding, ending	158,637	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$357,836
Cost of units redeemed/account charges	(182,259)
Net investment income (loss)	1,580
Net realized gain (loss)	(355)
Realized gain distributions	2,965
Net change in unrealized appreciation (depreciation)	22,346
Net assets	$202,113

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	159	$202	1.25%	15.7%	12/31/2020	$1.28	0	$0	1.00%	16.0%	12/31/2020	$1.29	0	$0	0.75%	16.2%
12/31/2019	1.10	0	0	1.25%	28.8%	12/31/2019	1.11	0	0	1.00%	29.1%	12/31/2019	1.11	0	0	0.75%	29.5%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	16.5%	12/31/2020	$1.31	0	$0	0.25%	16.8%	12/31/2020	$1.31	0	$0	0.00%	17.1%
12/31/2019	1.11	0	0	0.50%	29.8%	12/31/2019	1.12	0	0	0.25%	30.1%	12/31/2019	1.12	0	0	0.00%	30.4%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,401	$352,945	24,490
Receivables: investments sold	77,729
Payables: investments purchased	-
Net assets	$594,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$594,130	507,326	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$594,130	507,326

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,589
Mortality & expense charges	(4,252)
Net investment income (loss)	1,337

Gain (loss) on investments:
Net realized gain (loss)	(3,699)
Realized gain distributions	1,975
Net change in unrealized appreciation (depreciation)	159,157
Net gain (loss)	157,433

Increase (decrease) in net assets from operations	$158,770

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,337	$948
Net realized gain (loss)	(3,699)	89
Realized gain distributions	1,975	3,168
Net change in unrealized appreciation (depreciation)	159,157	4,299

Increase (decrease) in net assets from operations	158,770	8,504

Contract owner transactions:
Proceeds from units sold	570,068	168,278
Cost of units redeemed	(294,851)	(15,036)
Account charges	(1,041)	(562)
Increase (decrease)	274,176	152,680
Net increase (decrease)	432,946	161,184
Net assets, beginning	161,184	-
Net assets, ending	$594,130	$161,184

Units sold	721,783	179,674
Units redeemed	(377,572)	(16,559)
Net increase (decrease)	344,211	163,115
Units outstanding, beginning	163,115	-
Units outstanding, ending	507,326	163,115

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$738,346
Cost of units redeemed/account charges	(311,490)
Net investment income (loss)	2,285
Net realized gain (loss)	(3,610)
Realized gain distributions	5,143
Net change in unrealized appreciation (depreciation)	163,456
Net assets	$594,130

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	507	$594	1.25%	18.5%	12/31/2020	$1.18	0	$0	1.00%	18.8%	12/31/2020	$1.19	0	$0	0.75%	19.1%
12/31/2019	0.99	163	161	1.25%	24.1%	12/31/2019	0.99	0	0	1.00%	24.4%	12/31/2019	1.00	0	0	0.75%	24.7%
12/31/2018	0.80	0	0	1.25%	-20.3%	12/31/2018	0.80	0	0	1.00%	-20.3%	12/31/2018	0.80	0	0	0.75%	-20.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	19.4%	12/31/2020	$1.20	0	$0	0.25%	19.7%	12/31/2020	$1.21	0	$0	0.00%	20.0%
12/31/2019	1.00	0	0	0.50%	25.0%	12/31/2019	1.00	0	0	0.25%	25.3%	12/31/2019	1.01	0	0	0.00%	25.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares MSCI EAFE International Index Fund K Class - 06-3VK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,254	$75,729	5,873
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$86,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,283	72,769	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$86,283	72,769

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,671
Mortality & expense charges	(620)
Net investment income (loss)	1,051

Gain (loss) on investments:
Net realized gain (loss)	(12)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,525
Net gain (loss)	10,513

Increase (decrease) in net assets from operations	$11,564

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,051	$-
Net realized gain (loss)	(12)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	10,525	-

Increase (decrease) in net assets from operations	11,564	-

Contract owner transactions:
Proceeds from units sold	137,774	-
Cost of units redeemed	(63,030)	-
Account charges	(25)	-
Increase (decrease)	74,719	-
Net increase (decrease)	86,283	-
Net assets, beginning	-	-
Net assets, ending	$86,283	$-

Units sold	134,886	-
Units redeemed	(62,117)	-
Net increase (decrease)	72,769	-
Units outstanding, beginning	-	-
Units outstanding, ending	72,769	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$137,774
Cost of units redeemed/account charges	(63,055)
Net investment income (loss)	1,051
Net realized gain (loss)	(12)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,525
Net assets	$86,283

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	73	$86	1.25%	6.7%	12/31/2020	$1.19	0	$0	1.00%	7.0%	12/31/2020	$1.20	0	$0	0.75%	7.3%
12/31/2019	1.11	0	0	1.25%	11.1%	12/31/2019	1.11	0	0	1.00%	11.3%	12/31/2019	1.12	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	7.5%	12/31/2020	$1.21	0	$0	0.25%	7.8%	12/31/2020	$1.21	0	$0	0.00%	8.1%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.9%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	1.25%	19.3%	12/31/2020	$1.39	0	$0	1.00%	19.6%	12/31/2020	$1.39	0	$0	0.75%	19.9%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	15.9%	12/31/2019	1.16	0	0	0.75%	16.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	20.2%	12/31/2020	$1.40	0	$0	0.25%	20.5%	12/31/2020	$1.41	0	$0	0.00%	20.8%
12/31/2019	1.16	0	0	0.50%	16.2%	12/31/2019	1.16	0	0	0.25%	16.4%	12/31/2019	1.17	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,456	$31,621	2,884
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$31,435

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,435	27,787	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$31,435	27,787

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$285
Mortality & expense charges	(144)
Net investment income (loss)	141

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	64
Net change in unrealized appreciation (depreciation)	(165)
Net gain (loss)	(101)

Increase (decrease) in net assets from operations	$40

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$141	$-
Net realized gain (loss)	-	-
Realized gain distributions	64	-
Net change in unrealized appreciation (depreciation)	(165)	-

Increase (decrease) in net assets from operations	40	-

Contract owner transactions:
Proceeds from units sold	31,472	-
Cost of units redeemed	-	-
Account charges	(77)	-
Increase (decrease)	31,395	-
Net increase (decrease)	31,435	-
Net assets, beginning	-	-
Net assets, ending	$31,435	$-

Units sold	27,855	-
Units redeemed	(68)	-
Net increase (decrease)	27,787	-
Units outstanding, beginning	-	-
Units outstanding, ending	27,787	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,472
Cost of units redeemed/account charges	(77)
Net investment income (loss)	141
Net realized gain (loss)	-
Realized gain distributions	64
Net change in unrealized appreciation (depreciation)	(165)
Net assets	$31,435

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	28	$31	1.25%	6.3%	12/31/2020	$1.14	0	$0	1.00%	6.6%	12/31/2020	$1.14	0	$0	0.75%	6.8%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	7.1%	12/31/2020	$1.15	0	$0	0.25%	7.4%	12/31/2020	$1.16	0	$0	0.00%	7.6%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell 1000LgCp Idx K Class - 06-46P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,431	$66,515	3,222
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$80,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,468	61,021	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$80,468	61,021

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,028
Mortality & expense charges	(591)
Net investment income (loss)	437

Gain (loss) on investments:
Net realized gain (loss)	17
Realized gain distributions	77
Net change in unrealized appreciation (depreciation)	13,916
Net gain (loss)	14,010

Increase (decrease) in net assets from operations	$14,447

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$437	$-
Net realized gain (loss)	17	-
Realized gain distributions	77	-
Net change in unrealized appreciation (depreciation)	13,916	-

Increase (decrease) in net assets from operations	14,447	-

Contract owner transactions:
Proceeds from units sold	123,317	-
Cost of units redeemed	(57,291)	-
Account charges	(5)	-
Increase (decrease)	66,021	-
Net increase (decrease)	80,468	-
Net assets, beginning	-	-
Net assets, ending	$80,468	$-

Units sold	115,082	-
Units redeemed	(54,061)	-
Net increase (decrease)	61,021	-
Units outstanding, beginning	-	-
Units outstanding, ending	61,021	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$123,317
Cost of units redeemed/account charges	(57,296)
Net investment income (loss)	437
Net realized gain (loss)	17
Realized gain distributions	77
Net change in unrealized appreciation (depreciation)	13,916
Net assets	$80,468

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	61	$80	1.25%	19.3%	12/31/2020	$1.32	0	$0	1.00%	19.6%	12/31/2020	$1.33	0	$0	0.75%	19.9%
12/31/2019	1.10	0	0	1.25%	10.5%	12/31/2019	1.11	0	0	1.00%	10.6%	12/31/2019	1.11	0	0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	20.2%	12/31/2020	$1.34	0	$0	0.25%	20.5%	12/31/2020	$1.34	0	$0	0.00%	20.8%
12/31/2019	1.11	0	0	0.50%	10.8%	12/31/2019	1.11	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Advg Small Cap Gr K Class - 06-46J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	1.25%	31.9%	12/31/2020	$1.48	0	$0	1.00%	32.2%	12/31/2020	$1.48	0	$0	0.75%	32.5%
12/31/2019	1.12	0	0	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	32.9%	12/31/2020	$1.49	0	$0	0.25%	33.2%	12/31/2020	$1.50	0	$0	0.00%	33.5%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares MSCI Total Intl Idx K Class - 06-46N
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,699,917	$1,506,878	161,566
Receivables: investments sold	-
Payables: investments purchased	(16,394)
Net assets	$1,683,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,683,523	1,376,528	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$1,683,523	1,376,528

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,517
Mortality & expense charges	(16,342)
Net investment income (loss)	14,175

Gain (loss) on investments:
Net realized gain (loss)	(72)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	165,634
Net gain (loss)	165,562

Increase (decrease) in net assets from operations	$179,737

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,175	$8,225
Net realized gain (loss)	(72)	1,120
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	165,634	27,405

Increase (decrease) in net assets from operations	179,737	36,750

Contract owner transactions:
Proceeds from units sold	371,283	1,295,254
Cost of units redeemed	(128,515)	(64,310)
Account charges	(5,418)	(1,258)
Increase (decrease)	237,350	1,229,686
Net increase (decrease)	417,087	1,266,436
Net assets, beginning	1,266,436	-
Net assets, ending	$1,683,523	$1,266,436

Units sold	364,423	1,191,492
Units redeemed	(120,609)	(58,778)
Net increase (decrease)	243,814	1,132,714
Units outstanding, beginning	1,132,714	-
Units outstanding, ending	1,376,528	1,132,714

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,666,537
Cost of units redeemed/account charges	(199,501)
Net investment income (loss)	22,400
Net realized gain (loss)	1,048
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	193,039
Net assets	$1,683,523

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	1,377	$1,684	1.25%	9.4%	12/31/2020	$1.23	0	$0	1.00%	9.7%	12/31/2020	$1.23	0	$0	0.75%	9.9%
12/31/2019	1.12	1,133	1,266	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	10.2%	12/31/2020	$1.24	0	$0	0.25%	10.5%	12/31/2020	$1.24	0	$0	0.00%	10.8%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$328	$319	27
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328	294	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$328	294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1
Mortality & expense charges	-
Net investment income (loss)	1

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9
Net gain (loss)	9

Increase (decrease) in net assets from operations	$10

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9	-

Increase (decrease) in net assets from operations	10	-

Contract owner transactions:
Proceeds from units sold	318	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	318	-
Net increase (decrease)	328	-
Net assets, beginning	-	-
Net assets, ending	$328	$-

Units sold	294	-
Units redeemed	-	-
Net increase (decrease)	294	-
Units outstanding, beginning	-	-
Units outstanding, ending	294	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$318
Cost of units redeemed/account charges	-
Net investment income (loss)	1
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9
Net assets	$328

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	11.7%	12/31/2020	$1.12	0	$0	1.00%	11.9%	12/31/2020	$1.12	0	$0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	12.4%	12/31/2020	$1.13	0	$0	0.25%	12.6%	12/31/2020	$1.13	0	$0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Strategic Global Bond Fund R Class - 06-4PX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	1.25%	2.6%	12/31/2020	$1.03	0	$0	1.00%	2.6%	12/31/2020	$1.03	0	$0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	2.7%	12/31/2020	$1.03	0	$0	0.25%	2.7%	12/31/2020	$1.03	0	$0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Value Fund A Class - 06-956 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /17 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	-1.1%	12/31/2020	$1.20	0	$0	1.00%	-0.9%	12/31/2020	$1.21	0	$0	0.75%	-0.7%
12/31/2019	1.19	0	0	1.25%	18.1%	12/31/2019	1.21	0	0	1.00%	18.4%	12/31/2019	1.22	0	0	0.75%	18.7%
12/31/2018	1.01	0	0	1.25%	-16.2%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.03	0	0	0.75%	-15.7%
12/31/2017	1.21	0	0	1.25%	7.6%	12/31/2017	1.21	0	0	1.00%	7.8%	12/31/2017	1.22	0	0	0.75%	8.1%
12/31/2016	1.12	0	0	1.25%	21.4%	12/31/2016	1.13	0	0	1.00%	21.7%	12/31/2016	1.13	0	0	0.75%	22.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	-0.4%	12/31/2020	$1.25	0	$0	0.25%	-0.2%	12/31/2020	$1.27	0	$0	0.00%	0.1%
12/31/2019	1.24	0	0	0.50%	19.0%	12/31/2019	1.25	0	0	0.25%	19.3%	12/31/2019	1.27	0	0	0.00%	19.6%
12/31/2018	1.04	0	0	0.50%	-15.5%	12/31/2018	1.05	0	0	0.25%	-15.3%	12/31/2018	1.06	0	0	0.00%	-15.1%
12/31/2017	1.23	0	0	0.50%	8.4%	12/31/2017	1.24	0	0	0.25%	8.6%	12/31/2017	1.25	0	0	0.00%	8.9%
12/31/2016	1.14	0	0	0.50%	22.3%	12/31/2016	1.14	0	0	0.25%	22.6%	12/31/2016	1.15	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund R6 Class - 06-FNH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,728,149	$1,794,523	199,653
Receivables: investments sold	849
Payables: investments purchased	-
Net assets	$1,728,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,728,998	1,141,462	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$1,728,998	1,141,462

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,812
Mortality & expense charges	(18,856)
Net investment income (loss)	9,956

Gain (loss) on investments:
Net realized gain (loss)	(46,316)
Realized gain distributions	166,532
Net change in unrealized appreciation (depreciation)	60,446
Net gain (loss)	180,662

Increase (decrease) in net assets from operations	$190,618

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,956	$12,348
Net realized gain (loss)	(46,316)	(49,424)
Realized gain distributions	166,532	113,946
Net change in unrealized appreciation (depreciation)	60,446	233,079

Increase (decrease) in net assets from operations	190,618	309,949

Contract owner transactions:
Proceeds from units sold	202,433	324,569
Cost of units redeemed	(287,882)	(326,115)
Account charges	(572)	(617)
Increase (decrease)	(86,021)	(2,163)
Net increase (decrease)	104,597	307,786
Net assets, beginning	1,624,401	1,316,615
Net assets, ending	$1,728,998	$1,624,401

Units sold	185,687	261,313
Units redeemed	(253,498)	(264,807)
Net increase (decrease)	(67,811)	(3,494)
Units outstanding, beginning	1,209,273	1,212,767
Units outstanding, ending	1,141,462	1,209,273

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,292,392
Cost of units redeemed/account charges	(1,024,147)
Net investment income (loss)	62,300
Net realized gain (loss)	(97,384)
Realized gain distributions	562,211
Net change in unrealized appreciation (depreciation)	(66,374)
Net assets	$1,728,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	1,141	$1,729	1.25%	12.8%	12/31/2020	$1.53	0	$0	1.00%	13.0%	12/31/2020	$1.55	0	$0	0.75%	13.3%
12/31/2019	1.34	1,209	1,624	1.25%	23.7%	12/31/2019	1.35	0	0	1.00%	24.0%	12/31/2019	1.36	0	0	0.75%	24.4%
12/31/2018	1.09	1,213	1,317	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.20	1,167	1,399	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.21	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	13.6%	12/31/2020	$1.58	0	$0	0.25%	13.9%	12/31/2020	$1.59	0	$0	0.00%	14.2%
12/31/2019	1.37	0	0	0.50%	24.7%	12/31/2019	1.39	0	0	0.25%	25.0%	12/31/2019	1.40	0	0	0.00%	25.3%
12/31/2018	1.10	0	0	0.50%	-8.7%	12/31/2018	1.11	0	0	0.25%	-8.5%	12/31/2018	1.11	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.6%
2017	4.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund R6 Class - 06-FNJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,599,126	$2,837,892	324,071
Receivables: investments sold	-
Payables: investments purchased	(77)
Net assets	$2,599,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,599,049	1,906,378	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$2,599,049	1,906,378

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$65,476
Mortality & expense charges	(30,447)
Net investment income (loss)	35,029

Gain (loss) on investments:
Net realized gain (loss)	(52,367)
Realized gain distributions	254,562
Net change in unrealized appreciation (depreciation)	28,404
Net gain (loss)	230,599

Increase (decrease) in net assets from operations	$265,628

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,029	$26,845
Net realized gain (loss)	(52,367)	(96,028)
Realized gain distributions	254,562	201,018
Net change in unrealized appreciation (depreciation)	28,404	356,810

Increase (decrease) in net assets from operations	265,628	488,645

Contract owner transactions:
Proceeds from units sold	89,823	134,939
Cost of units redeemed	(264,452)	(1,221,837)
Account charges	(2,684)	(3,404)
Increase (decrease)	(177,313)	(1,090,302)
Net increase (decrease)	88,315	(601,657)
Net assets, beginning	2,510,734	3,112,391
Net assets, ending	$2,599,049	$2,510,734

Units sold	74,218	117,883
Units redeemed	(215,096)	(1,037,915)
Net increase (decrease)	(140,878)	(920,032)
Units outstanding, beginning	2,047,256	2,967,288
Units outstanding, ending	1,906,378	2,047,256

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,571,676
Cost of units redeemed/account charges	(2,430,762)
Net investment income (loss)	126,762
Net realized gain (loss)	(153,086)
Realized gain distributions	723,225
Net change in unrealized appreciation (depreciation)	(238,766)
Net assets	$2,599,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	1,906	$2,599	1.25%	11.2%	12/31/2020	$1.38	0	$0	1.00%	11.4%	12/31/2020	$1.39	0	$0	0.75%	11.7%
12/31/2019	1.23	2,047	2,511	1.25%	16.9%	12/31/2019	1.24	0	0	1.00%	17.2%	12/31/2019	1.25	0	0	0.75%	17.5%
12/31/2018	1.05	2,967	3,112	1.25%	-7.2%	12/31/2018	1.05	0	0	1.00%	-6.9%	12/31/2018	1.06	0	0	0.75%	-6.7%
12/31/2017	1.13	199	225	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.14	0	0	0.75%	14.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	12.0%	12/31/2020	$1.42	0	$0	0.25%	12.3%	12/31/2020	$1.43	0	$0	0.00%	12.6%
12/31/2019	1.25	0	0	0.50%	17.8%	12/31/2019	1.26	0	0	0.25%	18.1%	12/31/2019	1.27	0	0	0.00%	18.4%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.2%	12/31/2018	1.08	0	0	0.00%	-6.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.3%
2018	5.1%
2017	4.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund R6 Class - 06-FNK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,600	$163,242	20,007
Receivables: investments sold	458
Payables: investments purchased	-
Net assets	$155,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,058	128,456	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$155,058	128,456

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,001
Mortality & expense charges	(1,633)
Net investment income (loss)	3,368

Gain (loss) on investments:
Net realized gain (loss)	(251)
Realized gain distributions	2,844
Net change in unrealized appreciation (depreciation)	7,828
Net gain (loss)	10,421

Increase (decrease) in net assets from operations	$13,789

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,368	$1,621
Net realized gain (loss)	(251)	(2,122)
Realized gain distributions	2,844	2,812
Net change in unrealized appreciation (depreciation)	7,828	7,055

Increase (decrease) in net assets from operations	13,789	9,366

Contract owner transactions:
Proceeds from units sold	40,702	13,518
Cost of units redeemed	(1,075)	(8,038)
Account charges	(147)	(132)
Increase (decrease)	39,480	5,348
Net increase (decrease)	53,269	14,714
Net assets, beginning	101,789	87,075
Net assets, ending	$155,058	$101,789

Units sold	38,534	12,678
Units redeemed	(1,044)	(7,571)
Net increase (decrease)	37,490	5,107
Units outstanding, beginning	90,966	85,859
Units outstanding, ending	128,456	90,966

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$182,838
Cost of units redeemed/account charges	(47,202)
Net investment income (loss)	8,653
Net realized gain (loss)	(3,628)
Realized gain distributions	23,039
Net change in unrealized appreciation (depreciation)	(8,642)
Net assets	$155,058

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	128	$155	1.25%	7.9%	12/31/2020	$1.22	0	$0	1.00%	8.1%	12/31/2020	$1.23	0	$0	0.75%	8.4%
12/31/2019	1.12	91	102	1.25%	10.3%	12/31/2019	1.13	0	0	1.00%	10.6%	12/31/2019	1.14	0	0	0.75%	10.9%
12/31/2018	1.01	86	87	1.25%	-4.4%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.02	0	0	0.75%	-3.9%
12/31/2017	1.06	55	59	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.07	0	0	0.75%	6.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	8.7%	12/31/2020	$1.26	0	$0	0.25%	9.0%	12/31/2020	$1.27	0	$0	0.00%	9.2%
12/31/2019	1.14	0	0	0.50%	11.2%	12/31/2019	1.15	0	0	0.25%	11.4%	12/31/2019	1.16	0	0	0.00%	11.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.4%	12/31/2018	1.04	0	0	0.00%	-3.2%
12/31/2017	1.07	0	0	0.50%	7.0%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.5%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.9%
2019	3.0%
2018	3.2%
2017	8.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund R6 Class - 06-FNM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,787	$313,906	31,462
Receivables: investments sold	-
Payables: investments purchased	(65)
Net assets	$301,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$301,722	210,532	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$301,722	210,532

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,964
Mortality & expense charges	(3,195)
Net investment income (loss)	2,769

Gain (loss) on investments:
Net realized gain (loss)	(310)
Realized gain distributions	21,960
Net change in unrealized appreciation (depreciation)	7,426
Net gain (loss)	29,076

Increase (decrease) in net assets from operations	$31,845

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,769	$2,253
Net realized gain (loss)	(310)	(4,986)
Realized gain distributions	21,960	14,039
Net change in unrealized appreciation (depreciation)	7,426	29,720

Increase (decrease) in net assets from operations	31,845	41,026

Contract owner transactions:
Proceeds from units sold	14,680	17,363
Cost of units redeemed	(1)	(6,378)
Account charges	(956)	(1,005)
Increase (decrease)	13,723	9,980
Net increase (decrease)	45,568	51,006
Net assets, beginning	256,154	205,148
Net assets, ending	$301,722	$256,154

Units sold	11,678	27,325
Units redeemed	(770)	(19,817)
Net increase (decrease)	10,908	7,508
Units outstanding, beginning	199,624	192,116
Units outstanding, ending	210,532	199,624

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$488,283
Cost of units redeemed/account charges	(229,974)
Net investment income (loss)	7,832
Net realized gain (loss)	(5,595)
Realized gain distributions	53,295
Net change in unrealized appreciation (depreciation)	(12,119)
Net assets	$301,722

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	211	$302	1.25%	11.7%	12/31/2020	$1.45	0	$0	1.00%	12.0%	12/31/2020	$1.46	0	$0	0.75%	12.2%
12/31/2019	1.28	200	256	1.25%	20.2%	12/31/2019	1.29	0	0	1.00%	20.5%	12/31/2019	1.30	0	0	0.75%	20.8%
12/31/2018	1.07	192	205	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.17	0	0	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.6%	12/31/2017	1.17	0	0	0.75%	17.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	12.5%	12/31/2020	$1.49	0	$0	0.25%	12.8%	12/31/2020	$1.51	0	$0	0.00%	13.1%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.32	0	0	0.25%	21.4%	12/31/2019	1.33	0	0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.10	0	0	0.00%	-7.3%
12/31/2017	1.18	0	0	0.50%	18.2%	12/31/2017	1.18	0	0	0.25%	18.5%	12/31/2017	1.18	0	0	0.00%	18.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.2%
2018	5.2%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund R6 Class - 06-FNN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,305,473	$1,364,034	142,995
Receivables: investments sold	1,505
Payables: investments purchased	-
Net assets	$1,306,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,306,978	1,011,105	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$1,306,978	1,011,105

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38,625
Mortality & expense charges	(14,929)
Net investment income (loss)	23,696

Gain (loss) on investments:
Net realized gain (loss)	(3,176)
Realized gain distributions	72,669
Net change in unrealized appreciation (depreciation)	29,169
Net gain (loss)	98,662

Increase (decrease) in net assets from operations	$122,358

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,696	$15,580
Net realized gain (loss)	(3,176)	(13,242)
Realized gain distributions	72,669	39,413
Net change in unrealized appreciation (depreciation)	29,169	93,845

Increase (decrease) in net assets from operations	122,358	135,596

Contract owner transactions:
Proceeds from units sold	93,522	145,944
Cost of units redeemed	(72,160)	(108,113)
Account charges	(1,384)	(1,403)
Increase (decrease)	19,978	36,428
Net increase (decrease)	142,336	172,024
Net assets, beginning	1,164,642	992,618
Net assets, ending	$1,306,978	$1,164,642

Units sold	81,464	134,777
Units redeemed	(62,449)	(104,202)
Net increase (decrease)	19,015	30,575
Units outstanding, beginning	992,090	961,515
Units outstanding, ending	1,011,105	992,090

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,661,280
Cost of units redeemed/account charges	(569,601)
Net investment income (loss)	69,705
Net realized gain (loss)	(21,131)
Realized gain distributions	225,286
Net change in unrealized appreciation (depreciation)	(58,561)
Net assets	$1,306,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	1,011	$1,307	1.25%	10.1%	12/31/2020	$1.31	0	$0	1.00%	10.4%	12/31/2020	$1.32	0	$0	0.75%	10.7%
12/31/2019	1.17	992	1,165	1.25%	13.7%	12/31/2019	1.18	0	0	1.00%	14.0%	12/31/2019	1.19	0	0	0.75%	14.3%
12/31/2018	1.03	962	993	1.25%	-5.8%	12/31/2018	1.04	0	0	1.00%	-5.5%	12/31/2018	1.04	0	0	0.75%	-5.3%
12/31/2017	1.10	725	794	1.25%	9.9%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	10.9%	12/31/2020	$1.35	0	$0	0.25%	11.2%	12/31/2020	$1.36	0	$0	0.00%	11.5%
12/31/2019	1.20	0	0	0.50%	14.6%	12/31/2019	1.21	0	0	0.25%	14.9%	12/31/2019	1.22	0	0	0.00%	15.1%
12/31/2018	1.05	0	0	0.50%	-5.1%	12/31/2018	1.05	0	0	0.25%	-4.8%	12/31/2018	1.06	0	0	0.00%	-4.6%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	2.7%
2018	3.2%
2017	4.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund Y Class - 06-FNT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	1.25%	12.3%	12/31/2020	$1.51	0	$0	1.00%	12.6%	12/31/2020	$1.52	0	$0	0.75%	12.9%
12/31/2019	1.33	0	0	1.25%	23.3%	12/31/2019	1.34	0	0	1.00%	23.6%	12/31/2019	1.35	0	0	0.75%	23.9%
12/31/2018	1.08	0	0	1.25%	-9.9%	12/31/2018	1.08	0	0	1.00%	-9.7%	12/31/2018	1.09	0	0	0.75%	-9.4%
12/31/2017	1.19	0	0	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	13.2%	12/31/2020	$1.55	0	$0	0.25%	13.5%	12/31/2020	$1.57	0	$0	0.00%	13.7%
12/31/2019	1.36	0	0	0.50%	24.2%	12/31/2019	1.37	0	0	0.25%	24.5%	12/31/2019	1.38	0	0	0.00%	24.9%
12/31/2018	1.09	0	0	0.50%	-9.2%	12/31/2018	1.10	0	0	0.25%	-9.0%	12/31/2018	1.10	0	0	0.00%	-8.7%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund Y Class - 06-FNV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	10.8%	12/31/2020	$1.36	0	$0	1.00%	11.1%	12/31/2020	$1.37	0	$0	0.75%	11.3%
12/31/2019	1.21	0	0	1.25%	16.4%	12/31/2019	1.22	0	0	1.00%	16.7%	12/31/2019	1.23	0	0	0.75%	17.0%
12/31/2018	1.04	0	0	1.25%	-7.6%	12/31/2018	1.05	0	0	1.00%	-7.3%	12/31/2018	1.05	0	0	0.75%	-7.1%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	11.6%	12/31/2020	$1.40	0	$0	0.25%	11.9%	12/31/2020	$1.41	0	$0	0.00%	12.2%
12/31/2019	1.24	0	0	0.50%	17.3%	12/31/2019	1.25	0	0	0.25%	17.6%	12/31/2019	1.26	0	0	0.00%	17.9%
12/31/2018	1.06	0	0	0.50%	-6.9%	12/31/2018	1.06	0	0	0.25%	-6.6%	12/31/2018	1.07	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund Y Class - 06-FNW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	7.4%	12/31/2020	$1.20	0	$0	1.00%	7.7%	12/31/2020	$1.21	0	$0	0.75%	7.9%
12/31/2019	1.11	0	0	1.25%	9.9%	12/31/2019	1.11	0	0	1.00%	10.2%	12/31/2019	1.12	0	0	0.75%	10.5%
12/31/2018	1.01	0	0	1.25%	-4.8%	12/31/2018	1.01	0	0	1.00%	-4.6%	12/31/2018	1.02	0	0	0.75%	-4.3%
12/31/2017	1.06	0	0	1.25%	5.8%	12/31/2017	1.06	0	0	1.00%	6.1%	12/31/2017	1.06	0	0	0.75%	6.3%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.2%	12/31/2020	$1.24	0	$0	0.25%	8.5%	12/31/2020	$1.25	0	$0	0.00%	8.8%
12/31/2019	1.13	0	0	0.50%	10.8%	12/31/2019	1.14	0	0	0.25%	11.1%	12/31/2019	1.15	0	0	0.00%	11.3%
12/31/2018	1.02	0	0	0.50%	-4.1%	12/31/2018	1.03	0	0	0.25%	-3.8%	12/31/2018	1.03	0	0	0.00%	-3.6%
12/31/2017	1.06	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.9%	12/31/2017	1.07	0	0	0.00%	7.1%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund Y Class - 06-FNX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	1.25%	11.2%	12/31/2020	$1.42	0	$0	1.00%	11.5%	12/31/2020	$1.44	0	$0	0.75%	11.7%
12/31/2019	1.27	0	0	1.25%	19.7%	12/31/2019	1.28	0	0	1.00%	20.0%	12/31/2019	1.29	0	0	0.75%	20.3%
12/31/2018	1.06	0	0	1.25%	-8.8%	12/31/2018	1.06	0	0	1.00%	-8.6%	12/31/2018	1.07	0	0	0.75%	-8.4%
12/31/2017	1.16	0	0	1.25%	16.9%	12/31/2017	1.16	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	12.0%	12/31/2020	$1.47	0	$0	0.25%	12.3%	12/31/2020	$1.48	0	$0	0.00%	12.6%
12/31/2019	1.30	0	0	0.50%	20.6%	12/31/2019	1.31	0	0	0.25%	20.9%	12/31/2019	1.32	0	0	0.00%	21.2%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.08	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.17	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund Y Class - 06-FNY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	9.7%	12/31/2020	$1.29	0	$0	1.00%	10.0%	12/31/2020	$1.30	0	$0	0.75%	10.2%
12/31/2019	1.16	0	0	1.25%	13.3%	12/31/2019	1.17	0	0	1.00%	13.6%	12/31/2019	1.18	0	0	0.75%	13.8%
12/31/2018	1.02	0	0	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	9.3%	12/31/2017	1.09	0	0	1.00%	9.6%	12/31/2017	1.10	0	0	0.75%	9.9%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	10.5%	12/31/2020	$1.33	0	$0	0.25%	10.8%	12/31/2020	$1.34	0	$0	0.00%	11.1%
12/31/2019	1.19	0	0	0.50%	14.1%	12/31/2019	1.20	0	0	0.25%	14.4%	12/31/2019	1.21	0	0	0.00%	14.7%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.05	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund R3 Class - 06-FPG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	1.25%	12.1%	12/31/2020	$1.49	0	$0	1.00%	12.4%	12/31/2020	$1.51	0	$0	0.75%	12.7%
12/31/2019	1.32	0	0	1.25%	22.9%	12/31/2019	1.33	0	0	1.00%	23.3%	12/31/2019	1.34	0	0	0.75%	23.6%
12/31/2018	1.07	0	0	1.25%	-10.1%	12/31/2018	1.08	0	0	1.00%	-9.9%	12/31/2018	1.08	0	0	0.75%	-9.7%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.19	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	13.0%	12/31/2020	$1.54	0	$0	0.25%	13.3%	12/31/2020	$1.55	0	$0	0.00%	13.6%
12/31/2019	1.35	0	0	0.50%	23.9%	12/31/2019	1.36	0	0	0.25%	24.2%	12/31/2019	1.37	0	0	0.00%	24.5%
12/31/2018	1.09	0	0	0.50%	-9.4%	12/31/2018	1.09	0	0	0.25%	-9.2%	12/31/2018	1.10	0	0	0.00%	-9.0%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund R3 Class - 06-FPH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	10.4%	12/31/2020	$1.34	0	$0	1.00%	10.7%	12/31/2020	$1.36	0	$0	0.75%	11.0%
12/31/2019	1.20	0	0	1.25%	16.1%	12/31/2019	1.21	0	0	1.00%	16.4%	12/31/2019	1.22	0	0	0.75%	16.7%
12/31/2018	1.04	0	0	1.25%	-7.8%	12/31/2018	1.04	0	0	1.00%	-7.6%	12/31/2018	1.05	0	0	0.75%	-7.3%
12/31/2017	1.12	0	0	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	13.0%	12/31/2017	1.13	0	0	0.75%	13.3%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	11.3%	12/31/2020	$1.38	0	$0	0.25%	11.5%	12/31/2020	$1.40	0	$0	0.00%	11.8%
12/31/2019	1.23	0	0	0.50%	17.0%	12/31/2019	1.24	0	0	0.25%	17.3%	12/31/2019	1.25	0	0	0.00%	17.6%
12/31/2018	1.05	0	0	0.50%	-7.1%	12/31/2018	1.06	0	0	0.25%	-6.9%	12/31/2018	1.06	0	0	0.00%	-6.6%
12/31/2017	1.13	0	0	0.50%	13.6%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund R3 Class - 06-FPJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	7.2%	12/31/2020	$1.19	0	$0	1.00%	7.5%	12/31/2020	$1.20	0	$0	0.75%	7.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.9%	12/31/2019	1.11	0	0	0.75%	10.2%
12/31/2018	1.00	0	0	1.25%	-5.1%	12/31/2018	1.00	0	0	1.00%	-4.8%	12/31/2018	1.01	0	0	0.75%	-4.6%
12/31/2017	1.05	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	6.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	8.0%	12/31/2020	$1.22	0	$0	0.25%	8.3%	12/31/2020	$1.24	0	$0	0.00%	8.6%
12/31/2019	1.12	0	0	0.50%	10.5%	12/31/2019	1.13	0	0	0.25%	10.7%	12/31/2019	1.14	0	0	0.00%	11.0%
12/31/2018	1.02	0	0	0.50%	-4.3%	12/31/2018	1.02	0	0	0.25%	-4.1%	12/31/2018	1.03	0	0	0.00%	-3.9%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.5%	12/31/2017	1.07	0	0	0.00%	6.8%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund R3 Class - 06-FPK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	1.25%	10.9%	12/31/2020	$1.41	0	$0	1.00%	11.2%	12/31/2020	$1.42	0	$0	0.75%	11.5%
12/31/2019	1.26	0	0	1.25%	19.4%	12/31/2019	1.27	0	0	1.00%	19.7%	12/31/2019	1.28	0	0	0.75%	20.0%
12/31/2018	1.05	0	0	1.25%	-9.1%	12/31/2018	1.06	0	0	1.00%	-8.8%	12/31/2018	1.07	0	0	0.75%	-8.6%
12/31/2017	1.16	0	0	1.25%	16.6%	12/31/2017	1.16	0	0	1.00%	16.9%	12/31/2017	1.17	0	0	0.75%	17.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	11.7%	12/31/2020	$1.45	0	$0	0.25%	12.0%	12/31/2020	$1.47	0	$0	0.00%	12.3%
12/31/2019	1.29	0	0	0.50%	20.3%	12/31/2019	1.30	0	0	0.25%	20.6%	12/31/2019	1.31	0	0	0.00%	20.9%
12/31/2018	1.07	0	0	0.50%	-8.4%	12/31/2018	1.08	0	0	0.25%	-8.2%	12/31/2018	1.08	0	0	0.00%	-7.9%
12/31/2017	1.17	0	0	0.50%	17.5%	12/31/2017	1.17	0	0	0.25%	17.8%	12/31/2017	1.17	0	0	0.00%	18.1%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund R3 Class - 06-FPM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	9.4%	12/31/2020	$1.27	0	$0	1.00%	9.7%	12/31/2020	$1.29	0	$0	0.75%	10.0%
12/31/2019	1.15	0	0	1.25%	13.0%	12/31/2019	1.16	0	0	1.00%	13.3%	12/31/2019	1.17	0	0	0.75%	13.5%
12/31/2018	1.02	0	0	1.25%	-6.4%	12/31/2018	1.02	0	0	1.00%	-6.1%	12/31/2018	1.03	0	0	0.75%	-5.9%
12/31/2017	1.09	0	0	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	10.2%	12/31/2020	$1.31	0	$0	0.25%	10.5%	12/31/2020	$1.33	0	$0	0.00%	10.8%
12/31/2019	1.18	0	0	0.50%	13.8%	12/31/2019	1.19	0	0	0.25%	14.1%	12/31/2019	1.20	0	0	0.00%	14.4%
12/31/2018	1.04	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.4%	12/31/2018	1.05	0	0	0.00%	-5.2%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Growth Fund A Class - 06-FRG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,878	$78,875	7,068
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$67,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,470	21,163	$1.72
Band 100	31,247	17,969	1.74
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.80
Total	$67,717	39,132

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,721)
Net investment income (loss)	(1,721)

Gain (loss) on investments:
Net realized gain (loss)	(37,680)
Realized gain distributions	28,719
Net change in unrealized appreciation (depreciation)	1,805
Net gain (loss)	(7,156)

Increase (decrease) in net assets from operations	$(8,877)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,721)	$(3,729)
Net realized gain (loss)	(37,680)	(2,385)
Realized gain distributions	28,719	37,816
Net change in unrealized appreciation (depreciation)	1,805	37,771

Increase (decrease) in net assets from operations	(8,877)	69,473

Contract owner transactions:
Proceeds from units sold	9,809	20,625
Cost of units redeemed	(255,801)	(42,552)
Account charges	(60)	(61)
Increase (decrease)	(246,052)	(21,988)
Net increase (decrease)	(254,929)	47,485
Net assets, beginning	322,646	275,161
Net assets, ending	$67,717	$322,646

Units sold	8,744	16,093
Units redeemed	(205,917)	(34,593)
Net increase (decrease)	(197,173)	(18,500)
Units outstanding, beginning	236,305	254,805
Units outstanding, ending	39,132	236,305

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$354,210
Cost of units redeemed/account charges	(370,246)
Net investment income (loss)	(11,360)
Net realized gain (loss)	(33,342)
Realized gain distributions	139,452
Net change in unrealized appreciation (depreciation)	(10,997)
Net assets	$67,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	21	$36	1.25%	26.3%	12/31/2020	$1.74	18	$31	1.00%	26.6%	12/31/2020	$1.75	0	$0	0.75%	26.9%
12/31/2019	1.36	218	298	1.25%	26.4%	12/31/2019	1.37	18	25	1.00%	26.7%	12/31/2019	1.38	0	0	0.75%	27.1%
12/31/2018	1.08	233	252	1.25%	-5.2%	12/31/2018	1.08	22	23	1.00%	-4.9%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.14	250	285	1.25%	13.9%	12/31/2017	1.14	22	25	1.00%	14.0%	12/31/2017	1.14	0	0	0.75%	14.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	27.2%	12/31/2020	$1.79	0	$0	0.25%	27.5%	12/31/2020	$1.80	0	$0	0.00%	27.9%
12/31/2019	1.39	0	0	0.50%	27.4%	12/31/2019	1.40	0	0	0.25%	27.7%	12/31/2019	1.41	0	0	0.00%	28.0%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.2%	12/31/2018	1.10	0	0	0.00%	-4.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.15	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Value Fund A Class - 06-FRF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390,508	$402,127	36,874
Receivables: investments sold	6,257
Payables: investments purchased	-
Net assets	$396,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$283,573	257,923	$1.10
Band 100	113,192	102,023	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$396,765	359,946

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,856
Mortality & expense charges	(4,428)
Net investment income (loss)	5,428

Gain (loss) on investments:
Net realized gain (loss)	(32,474)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,418
Net gain (loss)	(28,056)

Increase (decrease) in net assets from operations	$(22,628)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,428	$(367)
Net realized gain (loss)	(32,474)	(24,039)
Realized gain distributions	-	35
Net change in unrealized appreciation (depreciation)	4,418	119,964

Increase (decrease) in net assets from operations	(22,628)	95,593

Contract owner transactions:
Proceeds from units sold	29,326	32,567
Cost of units redeemed	(113,385)	(182,521)
Account charges	(196)	(56)
Increase (decrease)	(84,255)	(150,010)
Net increase (decrease)	(106,883)	(54,417)
Net assets, beginning	503,648	558,065
Net assets, ending	$396,765	$503,648

Units sold	34,093	31,014
Units redeemed	(127,448)	(174,786)
Net increase (decrease)	(93,355)	(143,772)
Units outstanding, beginning	453,301	597,073
Units outstanding, ending	359,946	453,301

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$869,706
Cost of units redeemed/account charges	(511,553)
Net investment income (loss)	920
Net realized gain (loss)	(45,720)
Realized gain distributions	95,031
Net change in unrealized appreciation (depreciation)	(11,619)
Net assets	$396,765

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	258	$284	1.25%	-0.8%	12/31/2020	$1.11	102	$113	1.00%	-0.6%	12/31/2020	$1.12	0	$0	0.75%	-0.3%
12/31/2019	1.11	310	344	1.25%	18.7%	12/31/2019	1.12	143	160	1.00%	19.0%	12/31/2019	1.12	0	0	0.75%	19.3%
12/31/2018	0.93	448	418	1.25%	-16.5%	12/31/2018	0.94	149	140	1.00%	-16.3%	12/31/2018	0.94	0	0	0.75%	-16.1%
12/31/2017	1.12	434	486	1.25%	11.8%	12/31/2017	1.12	158	177	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	-0.1%	12/31/2020	$1.14	0	$0	0.25%	0.2%	12/31/2020	$1.15	0	$0	0.00%	0.4%
12/31/2019	1.13	0	0	0.50%	19.6%	12/31/2019	1.14	0	0	0.25%	19.9%	12/31/2019	1.15	0	0	0.00%	20.2%
12/31/2018	0.95	0	0	0.50%	-15.9%	12/31/2018	0.95	0	0	0.25%	-15.6%	12/31/2018	0.95	0	0	0.00%	-15.4%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.13	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	1.1%
2018	0.9%
2017	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Value Fund R6 Class - 06-FTJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	-0.4%	12/31/2020	$1.11	0	$0	1.00%	-0.1%	12/31/2020	$1.12	0	$0	0.75%	0.1%
12/31/2019	1.11	0	0	1.25%	19.2%	12/31/2019	1.12	0	0	1.00%	19.5%	12/31/2019	1.12	0	0	0.75%	19.8%
12/31/2018	0.93	0	0	1.25%	-16.1%	12/31/2018	0.93	0	0	1.00%	-15.9%	12/31/2018	0.94	0	0	0.75%	-15.7%
12/31/2017	1.11	0	0	1.25%	11.0%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	0.4%	12/31/2020	$1.14	0	$0	0.25%	0.6%	12/31/2020	$1.16	0	$0	0.00%	0.9%
12/31/2019	1.13	0	0	0.50%	20.1%	12/31/2019	1.14	0	0	0.25%	20.4%	12/31/2019	1.15	0	0	0.00%	20.7%
12/31/2018	0.94	0	0	0.50%	-15.5%	12/31/2018	0.95	0	0	0.25%	-15.3%	12/31/2018	0.95	0	0	0.00%	-15.0%
12/31/2017	1.11	0	0	0.50%	11.4%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Growth Fund A Class - 06-FRH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$791,383	$668,802	39,515
Receivables: investments sold	116
Payables: investments purchased	-
Net assets	$791,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,354	205,527	$1.50
Band 100	403,965	266,845	1.51
Band 75	-	-	1.53
Band 50	79,180	51,370	1.54
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$791,499	523,742

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(9,635)
Net investment income (loss)	(9,635)

Gain (loss) on investments:
Net realized gain (loss)	(10,512)
Realized gain distributions	27,954
Net change in unrealized appreciation (depreciation)	136,812
Net gain (loss)	154,254

Increase (decrease) in net assets from operations	$144,619

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,635)	$(14,053)
Net realized gain (loss)	(10,512)	(77,227)
Realized gain distributions	27,954	18,326
Net change in unrealized appreciation (depreciation)	136,812	333,503

Increase (decrease) in net assets from operations	144,619	260,549

Contract owner transactions:
Proceeds from units sold	41,785	376,876
Cost of units redeemed	(431,531)	(925,520)
Account charges	(295)	(380)
Increase (decrease)	(390,041)	(549,024)
Net increase (decrease)	(245,422)	(288,475)
Net assets, beginning	1,036,921	1,325,396
Net assets, ending	$791,499	$1,036,921

Units sold	38,613	322,110
Units redeemed	(358,803)	(795,145)
Net increase (decrease)	(320,190)	(473,035)
Units outstanding, beginning	843,932	1,316,967
Units outstanding, ending	523,742	843,932

* Date of Fund Inception into Variable Account: 5 /26 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,369,950
Cost of units redeemed/account charges	(2,055,125)
Net investment income (loss)	(52,968)
Net realized gain (loss)	(41,451)
Realized gain distributions	448,512
Net change in unrealized appreciation (depreciation)	122,581
Net assets	$791,499

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	206	$308	1.25%	22.5%	12/31/2020	$1.51	267	$404	1.00%	22.8%	12/31/2020	$1.53	0	$0	0.75%	23.1%
12/31/2019	1.22	496	607	1.25%	22.0%	12/31/2019	1.23	297	366	1.00%	22.3%	12/31/2019	1.24	0	0	0.75%	22.6%
12/31/2018	1.00	791	794	1.25%	-10.0%	12/31/2018	1.01	313	315	1.00%	-9.8%	12/31/2018	1.01	0	0	0.75%	-9.5%
12/31/2017	1.11	979	1,091	1.25%	11.5%	12/31/2017	1.12	352	393	1.00%	11.6%	12/31/2017	1.12	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	51	$79	0.50%	23.5%	12/31/2020	$1.56	0	$0	0.25%	23.8%	12/31/2020	$1.57	0	$0	0.00%	24.1%
12/31/2019	1.25	51	64	0.50%	22.9%	12/31/2019	1.26	0	0	0.25%	23.2%	12/31/2019	1.26	0	0	0.00%	23.6%
12/31/2018	1.02	213	216	0.50%	-9.3%	12/31/2018	1.02	0	0	0.25%	-9.1%	12/31/2018	1.02	0	0	0.00%	-8.8%
12/31/2017	1.12	224	251	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Value Fund R6 Class - 06-FTK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	1.25%	-0.8%	12/31/2020	$1.11	0	$0	1.00%	-0.6%	12/31/2020	$1.12	0	$0	0.75%	-0.3%
12/31/2019	1.11	0	0	1.25%	18.6%	12/31/2019	1.12	0	0	1.00%	18.9%	12/31/2019	1.12	0	0	0.75%	19.2%
12/31/2018	0.94	0	0	1.25%	-15.8%	12/31/2018	0.94	0	0	1.00%	-15.6%	12/31/2018	0.94	0	0	0.75%	-15.4%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.12	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	-0.1%	12/31/2020	$1.14	0	$0	0.25%	0.2%	12/31/2020	$1.15	0	$0	0.00%	0.4%
12/31/2019	1.13	0	0	0.50%	19.5%	12/31/2019	1.14	0	0	0.25%	19.8%	12/31/2019	1.15	0	0	0.00%	20.1%
12/31/2018	0.95	0	0	0.50%	-15.2%	12/31/2018	0.95	0	0	0.25%	-15.0%	12/31/2018	0.95	0	0	0.00%	-14.7%
12/31/2017	1.12	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Large-Cap Growth Fund R6 Class - 06-33F
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,713	$288,306	15,358
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$344,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,796	225,058	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$344,796	225,058

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,521
Mortality & expense charges	(3,486)
Net investment income (loss)	(1,965)

Gain (loss) on investments:
Net realized gain (loss)	(175)
Realized gain distributions	24,339
Net change in unrealized appreciation (depreciation)	52,282
Net gain (loss)	76,446

Increase (decrease) in net assets from operations	$74,481

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,965)	$1,057
Net realized gain (loss)	(175)	(2,929)
Realized gain distributions	24,339	10,220
Net change in unrealized appreciation (depreciation)	52,282	4,125

Increase (decrease) in net assets from operations	74,481	12,473

Contract owner transactions:
Proceeds from units sold	15,032	827,201
Cost of units redeemed	(2,629)	(581,729)
Account charges	(19)	(14)
Increase (decrease)	12,384	245,458
Net increase (decrease)	86,865	257,931
Net assets, beginning	257,931	-
Net assets, ending	$344,796	$257,931

Units sold	12,058	735,578
Units redeemed	(2,568)	(520,010)
Net increase (decrease)	9,490	215,568
Units outstanding, beginning	215,568	-
Units outstanding, ending	225,058	215,568

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$842,233
Cost of units redeemed/account charges	(584,391)
Net investment income (loss)	(908)
Net realized gain (loss)	(3,104)
Realized gain distributions	34,559
Net change in unrealized appreciation (depreciation)	56,407
Net assets	$344,796

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	225	$345	1.25%	28.0%	12/31/2020	$1.54	0	$0	1.00%	28.4%	12/31/2020	$1.55	0	$0	0.75%	28.7%
12/31/2019	1.20	216	258	1.25%	26.4%	12/31/2019	1.20	0	0	1.00%	26.7%	12/31/2019	1.21	0	0	0.75%	27.1%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.2%	12/31/2018	0.95	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	29.0%	12/31/2020	$1.58	0	$0	0.25%	29.3%	12/31/2020	$1.59	0	$0	0.00%	29.7%
12/31/2019	1.21	0	0	0.50%	27.4%	12/31/2019	1.22	0	0	0.25%	27.7%	12/31/2019	1.22	0	0	0.00%	28.0%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Large-Cap Growth Fund Y Class - 06-33H
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,122	$191,102	10,743
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$238,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,068	157,236	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$238,068	157,236

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$313
Mortality & expense charges	(3,782)
Net investment income (loss)	(3,469)

Gain (loss) on investments:
Net realized gain (loss)	43,549
Realized gain distributions	17,051
Net change in unrealized appreciation (depreciation)	23,114
Net gain (loss)	83,714

Increase (decrease) in net assets from operations	$80,245

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,469)	$(1,452)
Net realized gain (loss)	43,549	829
Realized gain distributions	17,051	13,871
Net change in unrealized appreciation (depreciation)	23,114	23,906

Increase (decrease) in net assets from operations	80,245	37,154

Contract owner transactions:
Proceeds from units sold	21,497	313,092
Cost of units redeemed	(208,239)	(5,681)
Account charges	-	-
Increase (decrease)	(186,742)	307,411
Net increase (decrease)	(106,497)	344,565
Net assets, beginning	344,565	-
Net assets, ending	$238,068	$344,565

Units sold	17,716	295,262
Units redeemed	(150,687)	(5,055)
Net increase (decrease)	(132,971)	290,207
Units outstanding, beginning	290,207	-
Units outstanding, ending	157,236	290,207

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$334,589
Cost of units redeemed/account charges	(213,920)
Net investment income (loss)	(4,921)
Net realized gain (loss)	44,378
Realized gain distributions	30,922
Net change in unrealized appreciation (depreciation)	47,020
Net assets	$238,068

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	157	$238	1.25%	27.5%	12/31/2020	$1.52	0	$0	1.00%	27.8%	12/31/2020	$1.54	0	$0	0.75%	28.2%
12/31/2019	1.19	290	345	1.25%	25.9%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	0	$0	0.50%	28.5%	12/31/2020	$1.56	0	$0	0.25%	28.8%	12/31/2020	$1.57	0	$0	0.00%	29.1%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.22	0	0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.1%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO TCH Core Plus Bond Fund I Class - 06-33G
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$503,671	$495,541	46,815
Receivables: investments sold	82,456
Payables: investments purchased	-
Net assets	$586,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$586,127	508,113	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$586,127	508,113

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,838
Mortality & expense charges	(3,029)
Net investment income (loss)	3,809

Gain (loss) on investments:
Net realized gain (loss)	6,254
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,130
Net gain (loss)	14,384

Increase (decrease) in net assets from operations	$18,193

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,809	$-
Net realized gain (loss)	6,254	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,130	-

Increase (decrease) in net assets from operations	18,193	-

Contract owner transactions:
Proceeds from units sold	814,644	-
Cost of units redeemed	(245,628)	-
Account charges	(1,082)	-
Increase (decrease)	567,934	-
Net increase (decrease)	586,127	-
Net assets, beginning	-	-
Net assets, ending	$586,127	$-

Units sold	727,379	-
Units redeemed	(219,266)	-
Net increase (decrease)	508,113	-
Units outstanding, beginning	-	-
Units outstanding, ending	508,113	-

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$814,644
Cost of units redeemed/account charges	(246,710)
Net investment income (loss)	3,809
Net realized gain (loss)	6,254
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,130
Net assets	$586,127

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	508	$586	1.25%	6.9%	12/31/2020	$1.16	0	$0	1.00%	7.2%	12/31/2020	$1.17	0	$0	0.75%	7.5%
12/31/2019	1.08	0	0	1.25%	8.6%	12/31/2019	1.08	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	0.99	0	0	1.25%	-0.7%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	7.7%	12/31/2020	$1.19	0	$0	0.25%	8.0%	12/31/2020	$1.20	0	$0	0.00%	8.3%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.10	0	0	0.25%	9.7%	12/31/2019	1.10	0	0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	0.0%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO TCH Core Plus Bond Fund Y Class - 06-33J
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,733	$512,125	41,660
Receivables: investments sold	273
Payables: investments purchased	-
Net assets	$522,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,006	455,787	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$522,006	455,787

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,082
Mortality & expense charges	(2,003)
Net investment income (loss)	2,079

Gain (loss) on investments:
Net realized gain (loss)	3,272
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,071
Net gain (loss)	12,343

Increase (decrease) in net assets from operations	$14,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,079	$80
Net realized gain (loss)	3,272	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,071	537

Increase (decrease) in net assets from operations	14,422	617

Contract owner transactions:
Proceeds from units sold	448,430	425,615
Cost of units redeemed	(154,405)	(212,671)
Account charges	(2)	-
Increase (decrease)	294,023	212,944
Net increase (decrease)	308,445	213,561
Net assets, beginning	213,561	-
Net assets, ending	$522,006	$213,561

Units sold	397,669	397,192
Units redeemed	(140,778)	(198,296)
Net increase (decrease)	256,891	198,896
Units outstanding, beginning	198,896	-
Units outstanding, ending	455,787	198,896

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$874,045
Cost of units redeemed/account charges	(367,078)
Net investment income (loss)	2,159
Net realized gain (loss)	3,272
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,608
Net assets	$522,006

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	456	$522	1.25%	6.7%	12/31/2020	$1.15	0	$0	1.00%	6.9%	12/31/2020	$1.16	0	$0	0.75%	7.2%
12/31/2019	1.07	199	214	1.25%	8.3%	12/31/2019	1.08	0	0	1.00%	8.6%	12/31/2019	1.08	0	0	0.75%	8.9%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	7.5%	12/31/2020	$1.18	0	$0	0.25%	7.7%	12/31/2020	$1.19	0	$0	0.00%	8.0%
12/31/2019	1.09	0	0	0.50%	9.1%	12/31/2019	1.09	0	0	0.25%	9.4%	12/31/2019	1.10	0	0	0.00%	9.7%
12/31/2018	1.00	0	0	0.50%	-0.2%	12/31/2018	1.00	0	0	0.25%	0.0%	12/31/2018	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Pyrford International Stock Fund Class A Class - 06-4NY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	7.3%	12/31/2020	$1.07	0	$0	1.00%	7.4%	12/31/2020	$1.07	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	7.6%	12/31/2020	$1.08	0	$0	0.25%	7.7%	12/31/2020	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Pyrford International Stock Fund Class R6 Class - 06-4P3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	7.5%	12/31/2020	$1.08	0	$0	1.00%	7.6%	12/31/2020	$1.08	0	$0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	7.8%	12/31/2020	$1.08	0	$0	0.25%	7.9%	12/31/2020	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Equity Portfolio A Class - 06-345
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,647,423	$1,899,151	39,717
Receivables: investments sold	2,948
Payables: investments purchased	-
Net assets	$2,650,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,603,562	586,334	$4.44
Band 100	46,809	10,097	4.64
Band 75	-	-	4.84
Band 50	-	-	5.05
Band 25	-	-	5.28
Band 0	-	-	5.60
Total	$2,650,371	596,431

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(30,831)
Net investment income (loss)	(30,831)

Gain (loss) on investments:
Net realized gain (loss)	225,688
Realized gain distributions	74,118
Net change in unrealized appreciation (depreciation)	216,388
Net gain (loss)	516,194

Increase (decrease) in net assets from operations	$485,363

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,831)	$(27,563)
Net realized gain (loss)	225,688	40,098
Realized gain distributions	74,118	69,994
Net change in unrealized appreciation (depreciation)	216,388	567,640

Increase (decrease) in net assets from operations	485,363	650,169

Contract owner transactions:
Proceeds from units sold	572,901	331,605
Cost of units redeemed	(961,900)	(247,746)
Account charges	(726)	(769)
Increase (decrease)	(389,725)	83,090
Net increase (decrease)	95,638	733,259
Net assets, beginning	2,554,733	1,821,474
Net assets, ending	$2,650,371	$2,554,733

Units sold	148,526	102,613
Units redeemed	(257,287)	(75,270)
Net increase (decrease)	(108,761)	27,343
Units outstanding, beginning	705,192	677,849
Units outstanding, ending	596,431	705,192

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,558,493
Cost of units redeemed/account charges	(10,165,536)
Net investment income (loss)	(307,787)
Net realized gain (loss)	1,021,234
Realized gain distributions	1,795,695
Net change in unrealized appreciation (depreciation)	748,272
Net assets	$2,650,371

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.44	586	$2,604	1.25%	22.7%	12/31/2020	$4.64	10	$47	1.00%	23.0%	12/31/2020	$4.84	0	$0	0.75%	23.3%
12/31/2019	3.62	683	2,472	1.25%	34.8%	12/31/2019	3.77	22	82	1.00%	35.1%	12/31/2019	3.92	0	0	0.75%	35.5%
12/31/2018	2.68	657	1,763	1.25%	3.7%	12/31/2018	2.79	21	59	1.00%	4.0%	12/31/2018	2.90	0	0	0.75%	4.3%
12/31/2017	2.59	808	2,092	1.25%	24.2%	12/31/2017	2.68	21	57	1.00%	24.5%	12/31/2017	2.78	0	0	0.75%	24.9%
12/31/2016	2.08	918	1,913	1.25%	1.1%	12/31/2016	2.15	28	61	1.00%	1.3%	12/31/2016	2.23	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.05	0	$0	0.50%	23.7%	12/31/2020	$5.28	0	$0	0.25%	24.0%	12/31/2020	$5.60	0	$0	0.00%	24.3%
12/31/2019	4.09	0	0	0.50%	35.8%	12/31/2019	4.26	0	0	0.25%	36.2%	12/31/2019	4.51	0	0	0.00%	36.5%
12/31/2018	3.01	0	0	0.50%	4.5%	12/31/2018	3.13	0	0	0.25%	4.8%	12/31/2018	3.30	0	0	0.00%	5.0%
12/31/2017	2.88	32	91	0.50%	25.2%	12/31/2017	2.98	0	0	0.25%	25.5%	12/31/2017	3.14	0	0	0.00%	25.8%
12/31/2016	2.30	33	76	0.50%	1.8%	12/31/2016	2.38	0	0	0.25%	2.1%	12/31/2016	2.50	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Income Fund A Class - 06-340
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$691,468	$628,045	38,576
Receivables: investments sold	4,844
Payables: investments purchased	-
Net assets	$696,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,312	370,963	$1.88
Band 100	-	-	1.96
Band 75	-	-	2.05
Band 50	-	-	2.14
Band 25	-	-	2.23
Band 0	-	-	2.37
Total	$696,312	370,963

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,789
Mortality & expense charges	(7,983)
Net investment income (loss)	11,806

Gain (loss) on investments:
Net realized gain (loss)	5,281
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	35,123
Net gain (loss)	40,404

Increase (decrease) in net assets from operations	$52,210

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,806	$10,466
Net realized gain (loss)	5,281	526
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	35,123	49,704

Increase (decrease) in net assets from operations	52,210	60,696

Contract owner transactions:
Proceeds from units sold	167,422	79,315
Cost of units redeemed	(75,651)	(21,916)
Account charges	(182)	(165)
Increase (decrease)	91,589	57,234
Net increase (decrease)	143,799	117,930
Net assets, beginning	552,513	434,583
Net assets, ending	$696,312	$552,513

Units sold	98,001	47,320
Units redeemed	(41,672)	(13,185)
Net increase (decrease)	56,329	34,135
Units outstanding, beginning	314,634	280,499
Units outstanding, ending	370,963	314,634

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,414,200
Cost of units redeemed/account charges	(29,027,914)
Net investment income (loss)	2,129,908
Net realized gain (loss)	(269,584)
Realized gain distributions	386,279
Net change in unrealized appreciation (depreciation)	63,423
Net assets	$696,312

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	371	$696	1.25%	6.9%	12/31/2020	$1.96	0	$0	1.00%	7.2%	12/31/2020	$2.05	0	$0	0.75%	7.4%
12/31/2019	1.76	315	553	1.25%	13.3%	12/31/2019	1.83	0	0	1.00%	13.6%	12/31/2019	1.90	0	0	0.75%	13.9%
12/31/2018	1.55	280	435	1.25%	-4.6%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.62	295	478	1.25%	5.2%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.74	0	0	0.75%	5.8%
12/31/2016	1.54	425	655	1.25%	4.3%	12/31/2016	1.59	0	0	1.00%	4.6%	12/31/2016	1.65	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	0	$0	0.50%	7.7%	12/31/2020	$2.23	0	$0	0.25%	8.0%	12/31/2020	$2.37	0	$0	0.00%	8.2%
12/31/2019	1.98	0	0	0.50%	14.2%	12/31/2019	2.07	0	0	0.25%	14.5%	12/31/2019	2.19	0	0	0.00%	14.8%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.80	0	0	0.25%	-3.6%	12/31/2018	1.91	0	0	0.00%	-3.4%
12/31/2017	1.81	0	0	0.50%	6.0%	12/31/2017	1.87	0	0	0.25%	6.3%	12/31/2017	1.97	0	0	0.00%	6.6%
12/31/2016	1.70	0	0	0.50%	5.1%	12/31/2016	1.76	0	0	0.25%	5.3%	12/31/2016	1.85	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	3.4%
2018	3.4%
2017	2.8%
2016	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Small Cap Fund A Class - 06-516
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$496,838	$410,519	16,764
Receivables: investments sold	1,917
Payables: investments purchased	-
Net assets	$498,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$498,755	173,029	$2.88
Band 100	-	-	2.96
Band 75	-	-	3.03
Band 50	-	-	3.11
Band 25	-	-	3.19
Band 0	-	-	3.28
Total	$498,755	173,029

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,233)
Net investment income (loss)	(3,233)

Gain (loss) on investments:
Net realized gain (loss)	5,754
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	62,832
Net gain (loss)	68,586

Increase (decrease) in net assets from operations	$65,353

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,233)	$(2,735)
Net realized gain (loss)	5,754	3,382
Realized gain distributions	-	3,106
Net change in unrealized appreciation (depreciation)	62,832	37,018

Increase (decrease) in net assets from operations	65,353	40,771

Contract owner transactions:
Proceeds from units sold	258,069	91,733
Cost of units redeemed	(80,687)	(30,417)
Account charges	(120)	(201)
Increase (decrease)	177,262	61,115
Net increase (decrease)	242,615	101,886
Net assets, beginning	256,140	154,254
Net assets, ending	$498,755	$256,140

Units sold	105,339	37,547
Units redeemed	(32,917)	(12,340)
Net increase (decrease)	72,422	25,207
Units outstanding, beginning	100,607	75,400
Units outstanding, ending	173,029	100,607

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$865,400
Cost of units redeemed/account charges	(627,325)
Net investment income (loss)	(25,133)
Net realized gain (loss)	78,642
Realized gain distributions	120,852
Net change in unrealized appreciation (depreciation)	86,319
Net assets	$498,755

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.88	173	$499	1.25%	13.2%	12/31/2020	$2.96	0	$0	1.00%	13.5%	12/31/2020	$3.03	0	$0	0.75%	13.8%
12/31/2019	2.55	101	256	1.25%	24.4%	12/31/2019	2.61	0	0	1.00%	24.8%	12/31/2019	2.67	0	0	0.75%	25.1%
12/31/2018	2.05	75	154	1.25%	-8.0%	12/31/2018	2.09	0	0	1.00%	-7.8%	12/31/2018	2.13	0	0	0.75%	-7.6%
12/31/2017	2.22	69	153	1.25%	11.8%	12/31/2017	2.26	0	0	1.00%	12.1%	12/31/2017	2.31	0	0	0.75%	12.4%
12/31/2016	1.99	101	200	1.25%	18.5%	12/31/2016	2.02	0	0	1.00%	18.8%	12/31/2016	2.05	0	0	0.75%	19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.11	0	$0	0.50%	14.1%	12/31/2020	$3.19	0	$0	0.25%	14.4%	12/31/2020	$3.28	0	$0	0.00%	14.6%
12/31/2019	2.73	0	0	0.50%	25.4%	12/31/2019	2.79	0	0	0.25%	25.7%	12/31/2019	2.86	0	0	0.00%	26.0%
12/31/2018	2.18	0	0	0.50%	-7.3%	12/31/2018	2.22	0	0	0.25%	-7.1%	12/31/2018	2.27	0	0	0.00%	-6.9%
12/31/2017	2.35	0	0	0.50%	12.6%	12/31/2017	2.39	0	0	0.25%	12.9%	12/31/2017	2.43	0	0	0.00%	13.2%
12/31/2016	2.08	0	0	0.50%	19.4%	12/31/2016	2.12	0	0	0.25%	19.7%	12/31/2016	2.15	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert VP SRI Mid Cap Growth Portfolio - 06-520
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,686,905	$6,333,591	196,099
Receivables: investments sold	77
Payables: investments purchased	-
Net assets	$6,686,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,525,142	1,070,435	$6.10
Band 100	161,840	25,428	6.36
Band 75	-	-	6.65
Band 50	-	-	6.94
Band 25	-	-	7.24
Band 0	-	-	8.41
Total	$6,686,982	1,095,863

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,917
Mortality & expense charges	(77,629)
Net investment income (loss)	(50,712)

Gain (loss) on investments:
Net realized gain (loss)	(36,713)
Realized gain distributions	451,288
Net change in unrealized appreciation (depreciation)	297,482
Net gain (loss)	712,057

Increase (decrease) in net assets from operations	$661,345

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,712)	$(53,337)
Net realized gain (loss)	(36,713)	(18,726)
Realized gain distributions	451,288	547,628
Net change in unrealized appreciation (depreciation)	297,482	1,208,809

Increase (decrease) in net assets from operations	661,345	1,684,374

Contract owner transactions:
Proceeds from units sold	446,246	436,459
Cost of units redeemed	(1,268,769)	(1,105,727)
Account charges	(3,049)	(2,750)
Increase (decrease)	(825,572)	(672,018)
Net increase (decrease)	(164,227)	1,012,356
Net assets, beginning	6,851,209	5,838,853
Net assets, ending	$6,686,982	$6,851,209

Units sold	97,124	89,010
Units redeemed	(246,125)	(219,438)
Net increase (decrease)	(149,001)	(130,428)
Units outstanding, beginning	1,244,864	1,375,292
Units outstanding, ending	1,095,863	1,244,864

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$172,958,688
Cost of units redeemed/account charges	(173,916,473)
Net investment income (loss)	605,050
Net realized gain (loss)	(301,846)
Realized gain distributions	6,988,249
Net change in unrealized appreciation (depreciation)	353,314
Net assets	$6,686,982

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.10	1,070	$6,525	1.25%	10.9%	12/31/2020	$6.36	25	$162	1.00%	11.1%	12/31/2020	$6.65	0	$0	0.75%	11.4%
12/31/2019	5.50	1,219	6,705	1.25%	29.7%	12/31/2019	5.73	26	146	1.00%	30.1%	12/31/2019	5.96	0	0	0.75%	30.4%
12/31/2018	4.24	1,345	5,701	1.25%	-5.6%	12/31/2018	4.40	27	118	1.00%	-5.4%	12/31/2018	4.57	0	0	0.75%	-5.1%
12/31/2017	4.49	1,670	7,500	1.25%	10.3%	12/31/2017	4.65	43	198	1.00%	10.5%	12/31/2017	4.82	0	0	0.75%	10.8%
12/31/2016	4.07	2,011	8,189	1.25%	5.9%	12/31/2016	4.21	40	169	1.00%	6.2%	12/31/2016	4.35	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.94	0	$0	0.50%	11.7%	12/31/2020	$7.24	0	$0	0.25%	12.0%	12/31/2020	$8.41	0	$0	0.00%	12.2%
12/31/2019	6.21	0	0	0.50%	30.7%	12/31/2019	6.47	0	0	0.25%	31.0%	12/31/2019	7.49	0	0	0.00%	31.4%
12/31/2018	4.75	0	0	0.50%	-4.9%	12/31/2018	4.94	0	0	0.25%	-4.7%	12/31/2018	5.70	3	19	0.00%	-4.4%
12/31/2017	5.00	0	0	0.50%	11.1%	12/31/2017	5.18	0	0	0.25%	11.4%	12/31/2017	5.97	2	12	0.00%	11.7%
12/31/2016	4.50	0	0	0.50%	6.7%	12/31/2016	4.65	0	0	0.25%	7.0%	12/31/2016	5.35	3	16	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.5%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,826	$120,847	4,439
Receivables: investments sold	-
Payables: investments purchased	(242)
Net assets	$152,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,584	105,159	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$152,584	105,159

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,458
Mortality & expense charges	(987)
Net investment income (loss)	471

Gain (loss) on investments:
Net realized gain (loss)	3,932
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,870
Net gain (loss)	35,802

Increase (decrease) in net assets from operations	$36,273

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$471	$5
Net realized gain (loss)	3,932	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	31,870	109

Increase (decrease) in net assets from operations	36,273	114

Contract owner transactions:
Proceeds from units sold	142,789	1,169
Cost of units redeemed	(27,618)	-
Account charges	(143)	-
Increase (decrease)	115,028	1,169
Net increase (decrease)	151,301	1,283
Net assets, beginning	1,283	-
Net assets, ending	$152,584	$1,283

Units sold	128,121	1,102
Units redeemed	(24,064)	-
Net increase (decrease)	104,057	1,102
Units outstanding, beginning	1,102	-
Units outstanding, ending	105,159	1,102

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$143,958
Cost of units redeemed/account charges	(27,761)
Net investment income (loss)	476
Net realized gain (loss)	3,932
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,979
Net assets	$152,584

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	105	$153	1.25%	24.6%	12/31/2020	$1.46	0	$0	1.00%	24.9%	12/31/2020	$1.47	0	$0	0.75%	25.2%
12/31/2019	1.16	1	1	1.25%	31.2%	12/31/2019	1.17	0	0	1.00%	31.5%	12/31/2019	1.17	0	0	0.75%	31.9%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	25.6%	12/31/2020	$1.49	0	$0	0.25%	25.9%	12/31/2020	$1.50	0	$0	0.00%	26.2%
12/31/2019	1.18	0	0	0.50%	32.2%	12/31/2019	1.18	0	0	0.25%	32.5%	12/31/2019	1.19	0	0	0.00%	32.8%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parametric Emerging Markets R6 Class - 06-47V (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	1.6%	12/31/2020	$1.12	0	$0	1.00%	1.9%	12/31/2020	$1.13	0	$0	0.75%	2.2%
12/31/2019	1.10	0	0	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	2.4%	12/31/2020	$1.13	0	$0	0.25%	2.7%	12/31/2020	$1.14	0	$0	0.00%	2.9%
12/31/2019	1.10	0	0	0.50%	10.3%	12/31/2019	1.10	0	0	0.25%	10.4%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Small Cap R6 Class - 06-4FN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	13.6%	12/31/2020	$1.18	0	$0	1.00%	13.9%	12/31/2020	$1.18	0	$0	0.75%	14.2%
12/31/2019	1.03	0	0	1.25%	3.1%	12/31/2019	1.03	0	0	1.00%	3.2%	12/31/2019	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	14.4%	12/31/2020	$1.19	0	$0	0.25%	14.7%	12/31/2020	$1.19	0	$0	0.00%	15.0%
12/31/2019	1.03	0	0	0.50%	3.3%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Balanced R6 Class - 06-4FJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	14.3%	12/31/2020	$1.20	0	$0	1.00%	14.6%	12/31/2020	$1.20	0	$0	0.75%	14.9%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.05	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	15.2%	12/31/2020	$1.21	0	$0	0.25%	15.5%	12/31/2020	$1.21	0	$0	0.00%	15.8%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund R Class - 06-717
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,384	$14,369	586
Receivables: investments sold	553
Payables: investments purchased	-
Net assets	$16,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,937	6,669	$2.54
Band 100	-	-	2.59
Band 75	-	-	2.65
Band 50	-	-	2.70
Band 25	-	-	2.75
Band 0	-	-	2.81
Total	$16,937	6,669

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$69
Mortality & expense charges	(90)
Net investment income (loss)	(21)

Gain (loss) on investments:
Net realized gain (loss)	58
Realized gain distributions	519
Net change in unrealized appreciation (depreciation)	2,015
Net gain (loss)	2,592

Increase (decrease) in net assets from operations	$2,571

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21)	$-
Net realized gain (loss)	58	-
Realized gain distributions	519	-
Net change in unrealized appreciation (depreciation)	2,015	-

Increase (decrease) in net assets from operations	2,571	-

Contract owner transactions:
Proceeds from units sold	14,773	-
Cost of units redeemed	(368)	-
Account charges	(39)	-
Increase (decrease)	14,366	-
Net increase (decrease)	16,937	-
Net assets, beginning	-	-
Net assets, ending	$16,937	$-

Units sold	6,886	-
Units redeemed	(217)	-
Net increase (decrease)	6,669	-
Units outstanding, beginning	-	-
Units outstanding, ending	6,669	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$435,852
Cost of units redeemed/account charges	(490,206)
Net investment income (loss)	(3,672)
Net realized gain (loss)	52,893
Realized gain distributions	20,055
Net change in unrealized appreciation (depreciation)	2,015
Net assets	$16,937

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	7	$17	1.25%	12.7%	12/31/2020	$2.59	0	$0	1.00%	13.0%	12/31/2020	$2.65	0	$0	0.75%	13.3%
12/31/2019	2.25	0	0	1.25%	27.8%	12/31/2019	2.29	0	0	1.00%	28.1%	12/31/2019	2.34	0	0	0.75%	28.4%
12/31/2018	1.76	0	0	1.25%	-3.7%	12/31/2018	1.79	0	0	1.00%	-3.5%	12/31/2018	1.82	0	0	0.75%	-3.2%
12/31/2017	1.83	37	67	1.25%	17.7%	12/31/2017	1.86	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%
12/31/2016	1.56	30	47	1.25%	7.4%	12/31/2016	1.57	0	0	1.00%	7.6%	12/31/2016	1.59	0	0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.70	0	$0	0.50%	13.6%	12/31/2020	$2.75	0	$0	0.25%	13.8%	12/31/2020	$2.81	0	$0	0.00%	14.1%
12/31/2019	2.38	0	0	0.50%	28.7%	12/31/2019	2.42	0	0	0.25%	29.0%	12/31/2019	2.46	0	0	0.00%	29.4%
12/31/2018	1.85	0	0	0.50%	-3.0%	12/31/2018	1.88	0	0	0.25%	-2.7%	12/31/2018	1.90	0	0	0.00%	-2.5%
12/31/2017	1.90	0	0	0.50%	18.6%	12/31/2017	1.93	0	0	0.25%	18.9%	12/31/2017	1.95	0	0	0.00%	19.2%
12/31/2016	1.60	0	0	0.50%	8.2%	12/31/2016	1.62	0	0	0.25%	8.4%	12/31/2016	1.64	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.0%
2018	0.4%
2017	0.6%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund FI Class - 06-712
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,255	$165,863	6,774
Receivables: investments sold	1,878
Payables: investments purchased	-
Net assets	$197,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197,133	75,855	$2.60
Band 100	-	-	2.65
Band 75	-	-	2.71
Band 50	-	-	2.76
Band 25	-	-	2.82
Band 0	-	-	2.88
Total	$197,133	75,855

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,119
Mortality & expense charges	(5,298)
Net investment income (loss)	(4,179)

Gain (loss) on investments:
Net realized gain (loss)	(11,552)
Realized gain distributions	6,154
Net change in unrealized appreciation (depreciation)	(73,640)
Net gain (loss)	(79,038)

Increase (decrease) in net assets from operations	$(83,217)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,179)	$(3,270)
Net realized gain (loss)	(11,552)	60,434
Realized gain distributions	6,154	39,074
Net change in unrealized appreciation (depreciation)	(73,640)	96,146

Increase (decrease) in net assets from operations	(83,217)	192,384

Contract owner transactions:
Proceeds from units sold	112,945	423,035
Cost of units redeemed	(803,414)	(378,116)
Account charges	(208)	(487)
Increase (decrease)	(690,677)	44,432
Net increase (decrease)	(773,894)	236,816
Net assets, beginning	971,027	734,211
Net assets, ending	$197,133	$971,027

Units sold	57,213	194,028
Units redeemed	(403,339)	(180,844)
Net increase (decrease)	(346,126)	13,184
Units outstanding, beginning	421,981	408,797
Units outstanding, ending	75,855	421,981

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,346,752
Cost of units redeemed/account charges	(2,567,963)
Net investment income (loss)	(19,735)
Net realized gain (loss)	233,197
Realized gain distributions	175,490
Net change in unrealized appreciation (depreciation)	29,392
Net assets	$197,133

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.60	76	$197	1.25%	12.9%	12/31/2020	$2.65	0	$0	1.00%	13.2%	12/31/2020	$2.71	0	$0	0.75%	13.5%
12/31/2019	2.30	422	971	1.25%	28.1%	12/31/2019	2.34	0	0	1.00%	28.4%	12/31/2019	2.38	0	0	0.75%	28.8%
12/31/2018	1.80	409	734	1.25%	-3.4%	12/31/2018	1.82	0	0	1.00%	-3.2%	12/31/2018	1.85	0	0	0.75%	-2.9%
12/31/2017	1.86	418	777	1.25%	18.0%	12/31/2017	1.88	0	0	1.00%	18.3%	12/31/2017	1.91	0	0	0.75%	18.6%
12/31/2016	1.58	714	1,126	1.25%	7.7%	12/31/2016	1.59	0	0	1.00%	8.0%	12/31/2016	1.61	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.76	0	$0	0.50%	13.8%	12/31/2020	$2.82	0	$0	0.25%	14.1%	12/31/2020	$2.88	0	$0	0.00%	14.4%
12/31/2019	2.43	0	0	0.50%	29.1%	12/31/2019	2.47	0	0	0.25%	29.4%	12/31/2019	2.52	0	0	0.00%	29.7%
12/31/2018	1.88	0	0	0.50%	-2.7%	12/31/2018	1.91	0	0	0.25%	-2.4%	12/31/2018	1.94	0	0	0.00%	-2.2%
12/31/2017	1.93	0	0	0.50%	18.9%	12/31/2017	1.96	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%
12/31/2016	1.63	0	0	0.50%	8.5%	12/31/2016	1.64	0	0	0.25%	8.8%	12/31/2016	1.66	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.8%
2018	0.9%
2017	0.7%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,965	$76,279	7,531
Receivables: investments sold	978
Payables: investments purchased	-
Net assets	$88,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,943	76,320	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$88,943	76,320

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$536
Mortality & expense charges	(2,612)
Net investment income (loss)	(2,076)

Gain (loss) on investments:
Net realized gain (loss)	(1,085)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,934)
Net gain (loss)	(5,019)

Increase (decrease) in net assets from operations	$(7,095)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,076)	$7,056
Net realized gain (loss)	(1,085)	(99,883)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(3,934)	260,606

Increase (decrease) in net assets from operations	(7,095)	167,779

Contract owner transactions:
Proceeds from units sold	29,882	325,601
Cost of units redeemed	(355,209)	(2,953,676)
Account charges	(416)	(792)
Increase (decrease)	(325,743)	(2,628,867)
Net increase (decrease)	(332,838)	(2,461,088)
Net assets, beginning	421,781	2,882,869
Net assets, ending	$88,943	$421,781

Units sold	29,221	322,679
Units redeemed	(354,020)	(2,865,751)
Net increase (decrease)	(324,799)	(2,543,072)
Units outstanding, beginning	401,119	2,944,191
Units outstanding, ending	76,320	401,119

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,978,788
Cost of units redeemed/account charges	(6,007,598)
Net investment income (loss)	80,416
Net realized gain (loss)	(104,917)
Realized gain distributions	130,568
Net change in unrealized appreciation (depreciation)	11,686
Net assets	$88,943

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	76	$89	1.25%	10.8%	12/31/2020	$1.19	0	$0	1.00%	11.1%	12/31/2020	$1.21	0	$0	0.75%	11.4%
12/31/2019	1.05	401	422	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.7%	12/31/2019	1.09	0	0	0.75%	7.9%
12/31/2018	0.98	2,944	2,883	1.25%	-6.4%	12/31/2018	0.99	0	0	1.00%	-6.2%	12/31/2018	1.01	0	0	0.75%	-5.9%
12/31/2017	1.05	3,364	3,519	1.25%	10.9%	12/31/2017	1.06	0	0	1.00%	11.2%	12/31/2017	1.07	0	0	0.75%	11.4%
12/31/2016	0.94	2,451	2,312	1.25%	3.3%	12/31/2016	0.95	0	0	1.00%	3.6%	12/31/2016	0.96	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	11.7%	12/31/2020	$1.26	0	$0	0.25%	11.9%	12/31/2020	$1.29	0	$0	0.00%	12.2%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.13	0	0	0.25%	8.5%	12/31/2019	1.15	0	0	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.09	0	0	0.50%	11.7%	12/31/2017	1.10	0	0	0.25%	12.0%	12/31/2017	1.12	0	0	0.00%	12.3%
12/31/2016	0.97	0	0	0.50%	4.1%	12/31/2016	0.98	0	0	0.25%	4.4%	12/31/2016	0.99	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	2.1%
2018	3.0%
2017	2.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$62
Net realized gain (loss)	-	(854)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	1,747

Increase (decrease) in net assets from operations	-	955

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	(24,604)
Account charges	-	-
Increase (decrease)	-	(24,604)
Net increase (decrease)	-	(23,649)
Net assets, beginning	-	23,649
Net assets, ending	$-	$-

Units sold	-	6
Units redeemed	-	(22,751)
Net increase (decrease)	-	(22,745)
Units outstanding, beginning	-	22,745
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$362,449
Cost of units redeemed/account charges	(370,484)
Net investment income (loss)	4,097
Net realized gain (loss)	(2,151)
Realized gain distributions	6,089
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	10.5%	12/31/2020	$1.16	0	$0	1.00%	10.8%	12/31/2020	$1.19	0	$0	0.75%	11.1%
12/31/2019	1.03	0	0	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.7%
12/31/2018	0.96	0	0	1.25%	-6.7%	12/31/2018	0.98	0	0	1.00%	-6.5%	12/31/2018	0.99	0	0	0.75%	-6.3%
12/31/2017	1.03	96	99	1.25%	10.6%	12/31/2017	1.05	0	0	1.00%	10.9%	12/31/2017	1.06	0	0	0.75%	11.2%
12/31/2016	0.93	120	112	1.25%	3.1%	12/31/2016	0.94	0	0	1.00%	3.3%	12/31/2016	0.95	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	11.3%	12/31/2020	$1.24	0	$0	0.25%	11.6%	12/31/2020	$1.26	0	$0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.13	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-6.0%	12/31/2018	1.02	0	0	0.25%	-5.8%	12/31/2018	1.04	23	24	0.00%	-5.5%
12/31/2017	1.07	0	0	0.50%	11.5%	12/31/2017	1.09	0	0	0.25%	11.7%	12/31/2017	1.10	23	25	0.00%	12.0%
12/31/2016	0.96	0	0	0.50%	3.9%	12/31/2016	0.97	0	0	0.25%	4.1%	12/31/2016	0.98	23	22	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.5%
2018	1.7%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund R Class - 06-718
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,012	$292,250	24,961
Receivables: investments sold	4,001
Payables: investments purchased	-
Net assets	$313,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$313,013	249,220	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$313,013	249,220

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,823
Mortality & expense charges	(3,550)
Net investment income (loss)	2,273

Gain (loss) on investments:
Net realized gain (loss)	2,566
Realized gain distributions	4,309
Net change in unrealized appreciation (depreciation)	12,282
Net gain (loss)	19,157

Increase (decrease) in net assets from operations	$21,430

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,273	$2,287
Net realized gain (loss)	2,566	975
Realized gain distributions	4,309	1,519
Net change in unrealized appreciation (depreciation)	12,282	7,328

Increase (decrease) in net assets from operations	21,430	12,109

Contract owner transactions:
Proceeds from units sold	201,778	17,927
Cost of units redeemed	(27,931)	(28,354)
Account charges	(97)	(6)
Increase (decrease)	173,750	(10,433)
Net increase (decrease)	195,180	1,676
Net assets, beginning	117,833	116,157
Net assets, ending	$313,013	$117,833

Units sold	171,383	16,241
Units redeemed	(22,877)	(24,920)
Net increase (decrease)	148,506	(8,679)
Units outstanding, beginning	100,714	109,393
Units outstanding, ending	249,220	100,714

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$662,517
Cost of units redeemed/account charges	(383,719)
Net investment income (loss)	11,393
Net realized gain (loss)	(1,869)
Realized gain distributions	7,929
Net change in unrealized appreciation (depreciation)	16,762
Net assets	$313,013

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	249	$313	1.25%	7.4%	12/31/2020	$1.28	0	$0	1.00%	7.6%	12/31/2020	$1.31	0	$0	0.75%	7.9%
12/31/2019	1.17	101	118	1.25%	10.2%	12/31/2019	1.19	0	0	1.00%	10.5%	12/31/2019	1.21	0	0	0.75%	10.7%
12/31/2018	1.06	109	116	1.25%	-3.4%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.09	0	0	0.75%	-2.9%
12/31/2017	1.10	119	131	1.25%	4.9%	12/31/2017	1.11	0	0	1.00%	5.2%	12/31/2017	1.13	0	0	0.75%	5.5%
12/31/2016	1.05	112	117	1.25%	2.8%	12/31/2016	1.06	0	0	1.00%	3.1%	12/31/2016	1.07	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	8.2%	12/31/2020	$1.36	0	$0	0.25%	8.4%	12/31/2020	$1.39	0	$0	0.00%	8.7%
12/31/2019	1.23	0	0	0.50%	11.0%	12/31/2019	1.26	0	0	0.25%	11.3%	12/31/2019	1.28	0	0	0.00%	11.6%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.4%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.7%	12/31/2017	1.16	0	0	0.25%	6.0%	12/31/2017	1.17	0	0	0.00%	6.2%
12/31/2016	1.08	0	0	0.50%	3.6%	12/31/2016	1.09	0	0	0.25%	3.9%	12/31/2016	1.10	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	3.3%
2018	3.0%
2017	2.4%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Aggressive Growth Fund R Class - 06-716
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.48
Band 100	-	-	2.53
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.69
Band 0	-	-	2.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(84)
Net investment income (loss)	(84)

Gain (loss) on investments:
Net realized gain (loss)	(1,543)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,276
Net gain (loss)	(267)

Increase (decrease) in net assets from operations	$(351)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(84)	$(199)
Net realized gain (loss)	(1,543)	(1,242)
Realized gain distributions	-	1,157
Net change in unrealized appreciation (depreciation)	1,276	2,741

Increase (decrease) in net assets from operations	(351)	2,457

Contract owner transactions:
Proceeds from units sold	242	1,202
Cost of units redeemed	(10,270)	(6,161)
Account charges	-	(21)
Increase (decrease)	(10,028)	(4,980)
Net increase (decrease)	(10,379)	(2,523)
Net assets, beginning	10,379	12,902
Net assets, ending	$-	$10,379

Units sold	125	634
Units redeemed	(5,047)	(3,193)
Net increase (decrease)	(4,922)	(2,559)
Units outstanding, beginning	4,922	7,481
Units outstanding, ending	-	4,922

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,025,046
Cost of units redeemed/account charges	(2,066,409)
Net investment income (loss)	(23,746)
Net realized gain (loss)	(21,660)
Realized gain distributions	86,769
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	0	$0	1.25%	17.6%	12/31/2020	$2.53	0	$0	1.00%	17.9%	12/31/2020	$2.58	0	$0	0.75%	18.2%
12/31/2019	2.11	5	10	1.25%	22.3%	12/31/2019	2.15	0	0	1.00%	22.6%	12/31/2019	2.19	0	0	0.75%	22.9%
12/31/2018	1.72	7	13	1.25%	-9.4%	12/31/2018	1.75	0	0	1.00%	-9.2%	12/31/2018	1.78	0	0	0.75%	-8.9%
12/31/2017	1.90	29	55	1.25%	12.5%	12/31/2017	1.93	0	0	1.00%	12.8%	12/31/2017	1.95	0	0	0.75%	13.1%
12/31/2016	1.69	378	639	1.25%	4.1%	12/31/2016	1.71	0	0	1.00%	4.3%	12/31/2016	1.73	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	0	$0	0.50%	18.5%	12/31/2020	$2.69	0	$0	0.25%	18.8%	12/31/2020	$2.75	0	$0	0.00%	19.1%
12/31/2019	2.22	0	0	0.50%	23.2%	12/31/2019	2.26	0	0	0.25%	23.5%	12/31/2019	2.31	0	0	0.00%	23.8%
12/31/2018	1.81	0	0	0.50%	-8.7%	12/31/2018	1.83	0	0	0.25%	-8.5%	12/31/2018	1.86	0	0	0.00%	-8.2%
12/31/2017	1.98	0	0	0.50%	13.4%	12/31/2017	2.00	0	0	0.25%	13.7%	12/31/2017	2.03	0	0	0.00%	13.9%
12/31/2016	1.74	0	0	0.50%	4.9%	12/31/2016	1.76	0	0	0.25%	5.1%	12/31/2016	1.78	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund FI Class - 06-713
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$674,426	$642,628	54,262
Receivables: investments sold	7,106
Payables: investments purchased	-
Net assets	$681,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$681,532	528,676	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$681,532	528,676

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,360
Mortality & expense charges	(8,025)
Net investment income (loss)	7,335

Gain (loss) on investments:
Net realized gain (loss)	4,680
Realized gain distributions	9,642
Net change in unrealized appreciation (depreciation)	23,169
Net gain (loss)	37,491

Increase (decrease) in net assets from operations	$44,826

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,335	$41,864
Net realized gain (loss)	4,680	24,236
Realized gain distributions	9,642	23,837
Net change in unrealized appreciation (depreciation)	23,169	100,760

Increase (decrease) in net assets from operations	44,826	190,697

Contract owner transactions:
Proceeds from units sold	262,440	422,323
Cost of units redeemed	(197,841)	(1,935,465)
Account charges	(284)	(3,085)
Increase (decrease)	64,315	(1,516,227)
Net increase (decrease)	109,141	(1,325,530)
Net assets, beginning	572,391	1,897,921
Net assets, ending	$681,532	$572,391

Units sold	213,637	402,571
Units redeemed	(163,017)	(1,676,085)
Net increase (decrease)	50,620	(1,273,514)
Units outstanding, beginning	478,056	1,751,570
Units outstanding, ending	528,676	478,056

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,409,046
Cost of units redeemed/account charges	(3,955,983)
Net investment income (loss)	145,336
Net realized gain (loss)	(8,271)
Realized gain distributions	59,606
Net change in unrealized appreciation (depreciation)	31,798
Net assets	$681,532

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	529	$682	1.25%	7.7%	12/31/2020	$1.32	0	$0	1.00%	7.9%	12/31/2020	$1.34	0	$0	0.75%	8.2%
12/31/2019	1.20	478	572	1.25%	10.5%	12/31/2019	1.22	0	0	1.00%	10.8%	12/31/2019	1.24	0	0	0.75%	11.1%
12/31/2018	1.08	1,752	1,898	1.25%	-3.1%	12/31/2018	1.10	0	0	1.00%	-2.8%	12/31/2018	1.12	0	0	0.75%	-2.6%
12/31/2017	1.12	2,388	2,670	1.25%	5.3%	12/31/2017	1.13	0	0	1.00%	5.6%	12/31/2017	1.15	0	0	0.75%	5.9%
12/31/2016	1.06	906	962	1.25%	2.9%	12/31/2016	1.07	0	0	1.00%	3.2%	12/31/2016	1.08	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	8.5%	12/31/2020	$1.40	0	$0	0.25%	8.7%	12/31/2020	$1.43	0	$0	0.00%	9.0%
12/31/2019	1.26	0	0	0.50%	11.3%	12/31/2019	1.29	0	0	0.25%	11.6%	12/31/2019	1.31	0	0	0.00%	11.9%
12/31/2018	1.13	0	0	0.50%	-2.3%	12/31/2018	1.15	0	0	0.25%	-2.1%	12/31/2018	1.17	0	0	0.00%	-1.9%
12/31/2017	1.16	0	0	0.50%	6.1%	12/31/2017	1.18	0	0	0.25%	6.4%	12/31/2017	1.19	0	0	0.00%	6.6%
12/31/2016	1.09	0	0	0.50%	3.7%	12/31/2016	1.11	0	0	0.25%	4.0%	12/31/2016	1.12	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	5.4%
2018	3.1%
2017	2.3%
2016	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Aggressive Growth Fund FI Class - 06-711
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.54
Band 100	-	-	2.59
Band 75	-	-	2.64
Band 50	-	-	2.70
Band 25	-	-	2.75
Band 0	-	-	2.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(964)
Net realized gain (loss)	-	(4,059)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	16,562

Increase (decrease) in net assets from operations	-	11,539

Contract owner transactions:
Proceeds from units sold	-	31,555
Cost of units redeemed	-	(101,106)
Account charges	-	(409)
Increase (decrease)	-	(69,960)
Net increase (decrease)	-	(58,421)
Net assets, beginning	-	58,421
Net assets, ending	$-	$-

Units sold	-	16,233
Units redeemed	-	(49,543)
Net increase (decrease)	-	(33,310)
Units outstanding, beginning	-	33,310
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,824,048
Cost of units redeemed/account charges	(20,251,600)
Net investment income (loss)	(203,774)
Net realized gain (loss)	107,588
Realized gain distributions	523,738
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	0	$0	1.25%	18.0%	12/31/2020	$2.59	0	$0	1.00%	18.3%	12/31/2020	$2.64	0	$0	0.75%	18.6%
12/31/2019	2.15	0	0	1.25%	22.6%	12/31/2019	2.19	0	0	1.00%	23.0%	12/31/2019	2.23	0	0	0.75%	23.3%
12/31/2018	1.75	33	58	1.25%	-9.1%	12/31/2018	1.78	0	0	1.00%	-8.9%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.93	171	331	1.25%	12.9%	12/31/2017	1.95	0	0	1.00%	13.2%	12/31/2017	1.98	0	0	0.75%	13.4%
12/31/2016	1.71	1,204	2,058	1.25%	4.4%	12/31/2016	1.73	0	0	1.00%	4.7%	12/31/2016	1.75	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.70	0	$0	0.50%	18.9%	12/31/2020	$2.75	0	$0	0.25%	19.2%	12/31/2020	$2.81	0	$0	0.00%	19.4%
12/31/2019	2.27	0	0	0.50%	23.6%	12/31/2019	2.31	0	0	0.25%	23.9%	12/31/2019	2.35	0	0	0.00%	24.2%
12/31/2018	1.84	0	0	0.50%	-8.4%	12/31/2018	1.86	0	0	0.25%	-8.2%	12/31/2018	1.89	0	0	0.00%	-7.9%
12/31/2017	2.00	0	0	0.50%	13.7%	12/31/2017	2.03	0	0	0.25%	14.0%	12/31/2017	2.06	0	0	0.00%	14.3%
12/31/2016	1.76	0	0	0.50%	5.2%	12/31/2016	1.78	0	0	0.25%	5.4%	12/31/2016	1.80	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Value Fund A Class - 06-GJR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.88	0	$0	1.25%	-0.6%	12/31/2020	$0.90	0	$0	1.00%	-0.4%	12/31/2020	$0.90	0	$0	0.75%	-0.2%
12/31/2019	0.89	0	0	1.25%	12.3%	12/31/2019	0.90	0	0	1.00%	12.8%	12/31/2019	0.90	0	0	0.75%	12.9%
12/31/2018	0.79	0	0	1.25%	-23.5%	12/31/2018	0.80	0	0	1.00%	-22.5%	12/31/2018	0.79	0	0	0.75%	-23.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.90	0	$0	0.50%	0.1%	12/31/2020	$0.91	0	$0	0.25%	0.3%	12/31/2020	$0.92	0	$0	0.00%	0.6%
12/31/2019	0.90	0	0	0.50%	13.1%	12/31/2019	0.91	0	0	0.25%	13.4%	12/31/2019	0.91	0	0	0.00%	13.7%
12/31/2018	0.80	0	0	0.50%	-22.9%	12/31/2018	0.80	0	0	0.25%	-22.7%	12/31/2018	0.80	0	0	0.00%	-22.5%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Value Fund IS Class - 06-GJT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(3,109)
Net realized gain (loss)	-	(32,103)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	58,136

Increase (decrease) in net assets from operations	-	22,924

Contract owner transactions:
Proceeds from units sold	-	36,173
Cost of units redeemed	-	(338,001)
Account charges	-	(16)
Increase (decrease)	-	(301,844)
Net increase (decrease)	-	(278,920)
Net assets, beginning	-	278,920
Net assets, ending	$-	$-

Units sold	-	51,575
Units redeemed	-	(402,558)
Net increase (decrease)	-	(350,983)
Units outstanding, beginning	-	350,983
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$451,297
Cost of units redeemed/account charges	(411,857)
Net investment income (loss)	349
Net realized gain (loss)	(39,789)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.89	0	$0	1.25%	-0.3%	12/31/2020	$0.91	0	$0	1.00%	0.0%	12/31/2020	$0.91	0	$0	0.75%	0.2%
12/31/2019	0.90	0	0	1.25%	12.7%	12/31/2019	0.91	0	0	1.00%	13.2%	12/31/2019	0.91	0	0	0.75%	13.2%
12/31/2018	0.79	351	279	1.25%	-23.1%	12/31/2018	0.81	0	0	1.00%	-22.1%	12/31/2018	0.80	0	0	0.75%	-22.7%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.91	0	$0	0.50%	0.5%	12/31/2020	$0.92	0	$0	0.25%	0.7%	12/31/2020	$0.93	0	$0	0.00%	1.0%
12/31/2019	0.91	0	0	0.50%	13.5%	12/31/2019	0.91	0	0	0.25%	13.8%	12/31/2019	0.92	0	0	0.00%	14.1%
12/31/2018	0.80	0	0	0.50%	-22.5%	12/31/2018	0.80	0	0	0.25%	-22.3%	12/31/2018	0.81	0	0	0.00%	-22.1%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	3.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund A Class - 06-GJV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,865	$22,013	506
Receivables: investments sold	590
Payables: investments purchased	-
Net assets	$30,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,455	17,820	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$30,455	17,820

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(300)
Net investment income (loss)	(300)

Gain (loss) on investments:
Net realized gain (loss)	346
Realized gain distributions	1,734
Net change in unrealized appreciation (depreciation)	4,805
Net gain (loss)	6,885

Increase (decrease) in net assets from operations	$6,585

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(300)	$(169)
Net realized gain (loss)	346	37
Realized gain distributions	1,734	966
Net change in unrealized appreciation (depreciation)	4,805	2,957

Increase (decrease) in net assets from operations	6,585	3,791

Contract owner transactions:
Proceeds from units sold	4,615	8,781
Cost of units redeemed	(1,334)	(458)
Account charges	(16)	(15)
Increase (decrease)	3,265	8,308
Net increase (decrease)	9,850	12,099
Net assets, beginning	20,605	8,506
Net assets, ending	$30,455	$20,605

Units sold	3,224	7,599
Units redeemed	(981)	(385)
Net increase (decrease)	2,243	7,214
Units outstanding, beginning	15,577	8,363
Units outstanding, ending	17,820	15,577

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,814
Cost of units redeemed/account charges	(1,838)
Net investment income (loss)	(470)
Net realized gain (loss)	383
Realized gain distributions	2,714
Net change in unrealized appreciation (depreciation)	7,852
Net assets	$30,455

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	18	$30	1.25%	29.2%	12/31/2020	$1.75	0	$0	1.00%	29.5%	12/31/2020	$1.74	0	$0	0.75%	29.8%
12/31/2019	1.32	16	21	1.25%	30.1%	12/31/2019	1.35	0	0	1.00%	30.7%	12/31/2019	1.34	0	0	0.75%	30.7%
12/31/2018	1.02	8	9	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-0.3%	12/31/2018	1.02	0	0	0.75%	-1.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	30.2%	12/31/2020	$1.76	0	$0	0.25%	30.5%	12/31/2020	$1.78	0	$0	0.00%	30.8%
12/31/2019	1.34	0	0	0.50%	31.0%	12/31/2019	1.35	0	0	0.25%	31.4%	12/31/2019	1.36	0	0	0.00%	31.7%
12/31/2018	1.03	0	0	0.50%	-0.8%	12/31/2018	1.03	0	0	0.25%	-0.6%	12/31/2018	1.03	0	0	0.00%	-0.3%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund IS Class - 06-GJW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,878,146	$1,414,192	27,764
Receivables: investments sold	7,312
Payables: investments purchased	-
Net assets	$1,885,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,885,458	1,090,086	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.76
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$1,885,458	1,090,086

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,074
Mortality & expense charges	(16,608)
Net investment income (loss)	(13,534)

Gain (loss) on investments:
Net realized gain (loss)	94,196
Realized gain distributions	97,106
Net change in unrealized appreciation (depreciation)	463,913
Net gain (loss)	655,215

Increase (decrease) in net assets from operations	$641,681

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,534)	$(1)
Net realized gain (loss)	94,196	3
Realized gain distributions	97,106	47
Net change in unrealized appreciation (depreciation)	463,913	41

Increase (decrease) in net assets from operations	641,681	90

Contract owner transactions:
Proceeds from units sold	3,662,114	1,300
Cost of units redeemed	(2,419,391)	(181)
Account charges	(150)	(5)
Increase (decrease)	1,242,573	1,114
Net increase (decrease)	1,884,254	1,204
Net assets, beginning	1,204	-
Net assets, ending	$1,885,458	$1,204

Units sold	2,920,566	1,054
Units redeemed	(1,831,383)	(151)
Net increase (decrease)	1,089,183	903
Units outstanding, beginning	903	-
Units outstanding, ending	1,090,086	903

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,663,414
Cost of units redeemed/account charges	(2,419,727)
Net investment income (loss)	(13,535)
Net realized gain (loss)	94,199
Realized gain distributions	97,153
Net change in unrealized appreciation (depreciation)	463,954
Net assets	$1,885,458

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	1,090	$1,885	1.25%	29.7%	12/31/2020	$1.77	0	$0	1.00%	30.0%	12/31/2020	$1.76	0	$0	0.75%	30.3%
12/31/2019	1.33	1	1	1.25%	30.6%	12/31/2019	1.36	0	0	1.00%	31.2%	12/31/2019	1.35	0	0	0.75%	31.2%
12/31/2018	1.02	0	0	1.25%	-1.2%	12/31/2018	1.04	0	0	1.00%	0.0%	12/31/2018	1.03	0	0	0.75%	-0.7%
12/31/2017	1.03	0	0	1.25%	3.4%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	30.7%	12/31/2020	$1.78	0	$0	0.25%	31.0%	12/31/2020	$1.80	0	$0	0.00%	31.3%
12/31/2019	1.36	0	0	0.50%	31.6%	12/31/2019	1.36	0	0	0.25%	31.9%	12/31/2019	1.37	0	0	0.00%	32.2%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund R Class - 06-GJX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$702,415	$573,121	12,341
Receivables: investments sold	696
Payables: investments purchased	-
Net assets	$703,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$703,111	415,485	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.72
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.76
Total	$703,111	415,485

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(8,357)
Net investment income (loss)	(8,357)

Gain (loss) on investments:
Net realized gain (loss)	27,336
Realized gain distributions	42,805
Net change in unrealized appreciation (depreciation)	113,424
Net gain (loss)	183,565

Increase (decrease) in net assets from operations	$175,208

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,357)	$(2,862)
Net realized gain (loss)	27,336	1,253
Realized gain distributions	42,805	35,141
Net change in unrealized appreciation (depreciation)	113,424	15,870

Increase (decrease) in net assets from operations	175,208	49,402

Contract owner transactions:
Proceeds from units sold	97,398	669,553
Cost of units redeemed	(278,732)	(9,708)
Account charges	(6)	(4)
Increase (decrease)	(181,340)	659,841
Net increase (decrease)	(6,132)	709,243
Net assets, beginning	709,243	-
Net assets, ending	$703,111	$709,243

Units sold	73,183	547,570
Units redeemed	(197,446)	(7,822)
Net increase (decrease)	(124,263)	539,748
Units outstanding, beginning	539,748	-
Units outstanding, ending	415,485	539,748

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$766,951
Cost of units redeemed/account charges	(288,450)
Net investment income (loss)	(11,219)
Net realized gain (loss)	28,589
Realized gain distributions	77,946
Net change in unrealized appreciation (depreciation)	129,294
Net assets	$703,111

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	415	$703	1.25%	28.8%	12/31/2020	$1.73	0	$0	1.00%	29.1%	12/31/2020	$1.72	0	$0	0.75%	29.4%
12/31/2019	1.31	540	709	1.25%	29.7%	12/31/2019	1.34	0	0	1.00%	30.3%	12/31/2019	1.33	0	0	0.75%	30.3%
12/31/2018	1.01	0	0	1.25%	-1.9%	12/31/2018	1.03	0	0	1.00%	-0.7%	12/31/2018	1.02	0	0	0.75%	-1.4%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	0	$0	0.50%	29.8%	12/31/2020	$1.75	0	$0	0.25%	30.1%	12/31/2020	$1.76	0	$0	0.00%	30.4%
12/31/2019	1.34	0	0	0.50%	30.7%	12/31/2019	1.34	0	0	0.25%	31.0%	12/31/2019	1.35	0	0	0.00%	31.3%
12/31/2018	1.02	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.03	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund IS Class - 06-GFJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,352,499	$5,159,650	452,790
Receivables: investments sold	334,548
Payables: investments purchased	-
Net assets	$5,687,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,687,047	4,805,664	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$5,687,047	4,805,664

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$90,550
Mortality & expense charges	(41,453)
Net investment income (loss)	49,097

Gain (loss) on investments:
Net realized gain (loss)	77,673
Realized gain distributions	72,319
Net change in unrealized appreciation (depreciation)	124,956
Net gain (loss)	274,948

Increase (decrease) in net assets from operations	$324,045

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,097	$32,171
Net realized gain (loss)	77,673	5,954
Realized gain distributions	72,319	19,375
Net change in unrealized appreciation (depreciation)	124,956	67,994

Increase (decrease) in net assets from operations	324,045	125,494

Contract owner transactions:
Proceeds from units sold	7,171,361	632,992
Cost of units redeemed	(3,526,422)	(124,327)
Account charges	(2,981)	(1,613)
Increase (decrease)	3,641,958	507,052
Net increase (decrease)	3,966,003	632,546
Net assets, beginning	1,721,044	1,088,498
Net assets, ending	$5,687,047	$1,721,044

Units sold	6,896,267	587,932
Units redeemed	(3,664,103)	(118,578)
Net increase (decrease)	3,232,164	469,354
Units outstanding, beginning	1,573,500	1,104,146
Units outstanding, ending	4,805,664	1,573,500

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,148,973
Cost of units redeemed/account charges	(3,919,423)
Net investment income (loss)	89,844
Net realized gain (loss)	82,957
Realized gain distributions	91,847
Net change in unrealized appreciation (depreciation)	192,849
Net assets	$5,687,047

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	4,806	$5,687	1.25%	8.2%	12/31/2020	$1.19	0	$0	1.00%	8.5%	12/31/2020	$1.20	0	$0	0.75%	8.7%
12/31/2019	1.09	1,574	1,721	1.25%	10.9%	12/31/2019	1.10	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.5%
12/31/2018	0.99	1,104	1,088	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.2%
12/31/2017	1.01	10	10	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	9.0%	12/31/2020	$1.23	0	$0	0.25%	9.3%	12/31/2020	$1.24	0	$0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.13	0	0	0.00%	12.3%
12/31/2018	1.00	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.7%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	3.4%
2018	2.3%
2017	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	11.3%	12/31/2020	$1.20	0	$0	1.00%	11.5%	12/31/2020	$1.20	0	$0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	7.9%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.4%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	12.1%	12/31/2020	$1.22	0	$0	0.25%	12.4%	12/31/2020	$1.22	0	$0	0.00%	12.7%
12/31/2019	1.08	0	0	0.50%	8.7%	12/31/2019	1.08	0	0	0.25%	8.9%	12/31/2019	1.09	0	0	0.00%	9.2%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.5%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund IS Class - 06-3G6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,691,632	$6,995,800	267,603
Receivables: investments sold	-
Payables: investments purchased	(709)
Net assets	$7,690,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,690,923	5,728,107	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$7,690,923	5,728,107

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$82,444
Mortality & expense charges	(83,875)
Net investment income (loss)	(1,431)

Gain (loss) on investments:
Net realized gain (loss)	17,762
Realized gain distributions	246,435
Net change in unrealized appreciation (depreciation)	673,389
Net gain (loss)	937,586

Increase (decrease) in net assets from operations	$936,155

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,431)	$(151)
Net realized gain (loss)	17,762	54
Realized gain distributions	246,435	9,659
Net change in unrealized appreciation (depreciation)	673,389	22,443

Increase (decrease) in net assets from operations	936,155	32,005

Contract owner transactions:
Proceeds from units sold	719,213	6,542,328
Cost of units redeemed	(515,965)	(4,055)
Account charges	(15,307)	(3,451)
Increase (decrease)	187,941	6,534,822
Net increase (decrease)	1,124,096	6,566,827
Net assets, beginning	6,566,827	-
Net assets, ending	$7,690,923	$6,566,827

Units sold	621,177	5,556,706
Units redeemed	(443,432)	(6,344)
Net increase (decrease)	177,745	5,550,362
Units outstanding, beginning	5,550,362	-
Units outstanding, ending	5,728,107	5,550,362

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,261,541
Cost of units redeemed/account charges	(538,778)
Net investment income (loss)	(1,582)
Net realized gain (loss)	17,816
Realized gain distributions	256,094
Net change in unrealized appreciation (depreciation)	695,832
Net assets	$7,690,923

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	5,728	$7,691	1.25%	13.5%	12/31/2020	$1.35	0	$0	1.00%	13.8%	12/31/2020	$1.36	0	$0	0.75%	14.1%
12/31/2019	1.18	5,550	6,567	1.25%	28.7%	12/31/2019	1.19	0	0	1.00%	29.0%	12/31/2019	1.19	0	0	0.75%	29.3%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	14.3%	12/31/2020	$1.38	0	$0	0.25%	14.6%	12/31/2020	$1.38	0	$0	0.00%	14.9%
12/31/2019	1.20	0	0	0.50%	29.7%	12/31/2019	1.20	0	0	0.25%	30.0%	12/31/2019	1.20	0	0	0.00%	30.3%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	1.25%	34.1%	12/31/2020	$1.61	0	$0	1.00%	34.4%	12/31/2020	$1.61	0	$0	0.75%	34.8%
12/31/2019	1.19	0	0	1.25%	19.3%	12/31/2019	1.19	0	0	1.00%	19.5%	12/31/2019	1.20	0	0	0.75%	19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	35.1%	12/31/2020	$1.63	0	$0	0.25%	35.4%	12/31/2020	$1.63	0	$0	0.00%	35.8%
12/31/2019	1.20	0	0	0.50%	19.8%	12/31/2019	1.20	0	0	0.25%	20.0%	12/31/2019	1.20	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Growth Fund IS Class - 06-3XJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,058	$114,514	2,057
Receivables: investments sold	-
Payables: investments purchased	(6,156)
Net assets	$139,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,902	99,950	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$139,902	99,950

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$308
Mortality & expense charges	(1,208)
Net investment income (loss)	(900)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,791
Net gain (loss)	24,788

Increase (decrease) in net assets from operations	$23,888

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(900)	$(124)
Net realized gain (loss)	(3)	6
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	24,791	6,753

Increase (decrease) in net assets from operations	23,888	6,635

Contract owner transactions:
Proceeds from units sold	49,688	84,317
Cost of units redeemed	(21,693)	(2,932)
Account charges	(1)	-
Increase (decrease)	27,994	81,385
Net increase (decrease)	51,882	88,020
Net assets, beginning	88,020	-
Net assets, ending	$139,902	$88,020

Units sold	41,896	80,229
Units redeemed	(19,588)	(2,587)
Net increase (decrease)	22,308	77,642
Units outstanding, beginning	77,642	-
Units outstanding, ending	99,950	77,642

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$134,005
Cost of units redeemed/account charges	(24,626)
Net investment income (loss)	(1,024)
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,544
Net assets	$139,902

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	100	$140	1.25%	23.5%	12/31/2020	$1.41	0	$0	1.00%	23.8%	12/31/2020	$1.41	0	$0	0.75%	24.1%
12/31/2019	1.13	78	88	1.25%	13.4%	12/31/2019	1.14	0	0	1.00%	13.5%	12/31/2019	1.14	0	0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	24.4%	12/31/2020	$1.42	0	$0	0.25%	24.7%	12/31/2020	$1.43	0	$0	0.00%	25.0%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Mid Cap I Class - 06-47N (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	15.0%	12/31/2020	$1.27	0	$0	1.00%	15.3%	12/31/2020	$1.27	0	$0	0.75%	15.6%
12/31/2019	1.10	0	0	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	15.9%	12/31/2020	$1.28	0	$0	0.25%	16.2%	12/31/2020	$1.28	0	$0	0.00%	16.5%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,720	$415,640	25,375
Receivables: investments sold	-
Payables: investments purchased	(1,105)
Net assets	$413,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$413,615	355,568	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$413,615	355,568

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,213
Mortality & expense charges	(3,587)
Net investment income (loss)	7,626

Gain (loss) on investments:
Net realized gain (loss)	(2,564)
Realized gain distributions	6,670
Net change in unrealized appreciation (depreciation)	(5,479)
Net gain (loss)	(1,373)

Increase (decrease) in net assets from operations	$6,253

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,626	$980
Net realized gain (loss)	(2,564)	958
Realized gain distributions	6,670	4,256
Net change in unrealized appreciation (depreciation)	(5,479)	4,559

Increase (decrease) in net assets from operations	6,253	10,753

Contract owner transactions:
Proceeds from units sold	408,446	99,150
Cost of units redeemed	(97,340)	(12,866)
Account charges	(461)	(320)
Increase (decrease)	310,645	85,964
Net increase (decrease)	316,898	96,717
Net assets, beginning	96,717	-
Net assets, ending	$413,615	$96,717

Units sold	357,857	91,746
Units redeemed	(83,034)	(11,001)
Net increase (decrease)	274,823	80,745
Units outstanding, beginning	80,745	-
Units outstanding, ending	355,568	80,745

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$507,596
Cost of units redeemed/account charges	(110,987)
Net investment income (loss)	8,606
Net realized gain (loss)	(1,606)
Realized gain distributions	10,926
Net change in unrealized appreciation (depreciation)	(920)
Net assets	$413,615

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	356	$414	1.25%	-2.9%	12/31/2020	$1.17	0	$0	1.00%	-2.6%	12/31/2020	$1.18	0	$0	0.75%	-2.4%
12/31/2019	1.20	81	97	1.25%	30.0%	12/31/2019	1.20	0	0	1.00%	30.3%	12/31/2019	1.21	0	0	0.75%	30.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	-2.2%	12/31/2020	$1.19	0	$0	0.25%	-1.9%	12/31/2020	$1.20	0	$0	0.00%	-1.7%
12/31/2019	1.21	0	0	0.50%	31.0%	12/31/2019	1.21	0	0	0.25%	31.3%	12/31/2019	1.22	0	0	0.00%	31.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	3.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Cohen & Steers Realty Shares Fund - 06-3KV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	-4.1%	12/31/2020	$1.17	0	$0	1.00%	-3.9%	12/31/2020	$1.17	0	$0	0.75%	-3.6%
12/31/2019	1.21	0	0	1.25%	31.3%	12/31/2019	1.21	0	0	1.00%	31.6%	12/31/2019	1.22	0	0	0.75%	31.9%
12/31/2018	0.92	0	0	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	-3.4%	12/31/2020	$1.19	0	$0	0.25%	-3.1%	12/31/2020	$1.19	0	$0	0.00%	-2.9%
12/31/2019	1.22	0	0	0.50%	32.2%	12/31/2019	1.22	0	0	0.25%	32.6%	12/31/2019	1.23	0	0	0.00%	32.9%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Small Cap Index Fund A Class - 06-336
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,146,982	$14,206,104	638,863
Receivables: investments sold	-
Payables: investments purchased	(79,573)
Net assets	$16,067,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,017,593	6,075,707	$2.64
Band 100	-	-	2.72
Band 75	-	-	2.82
Band 50	-	-	2.91
Band 25	-	-	3.01
Band 0	49,816	16,035	3.11
Total	$16,067,409	6,091,742

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$138,586
Mortality & expense charges	(171,292)
Net investment income (loss)	(32,706)

Gain (loss) on investments:
Net realized gain (loss)	(812,337)
Realized gain distributions	336,547
Net change in unrealized appreciation (depreciation)	1,648,291
Net gain (loss)	1,172,501

Increase (decrease) in net assets from operations	$1,139,795

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,706)	$(46,477)
Net realized gain (loss)	(812,337)	(289,293)
Realized gain distributions	336,547	1,153,017
Net change in unrealized appreciation (depreciation)	1,648,291	3,453,907

Increase (decrease) in net assets from operations	1,139,795	4,271,154

Contract owner transactions:
Proceeds from units sold	5,020,714	4,831,479
Cost of units redeemed	(8,907,811)	(13,012,957)
Account charges	(13,148)	(13,138)
Increase (decrease)	(3,900,245)	(8,194,616)
Net increase (decrease)	(2,760,450)	(3,923,462)
Net assets, beginning	18,827,859	22,751,321
Net assets, ending	$16,067,409	$18,827,859

Units sold	2,522,477	2,196,714
Units redeemed	(4,147,591)	(5,811,395)
Net increase (decrease)	(1,625,114)	(3,614,681)
Units outstanding, beginning	7,716,856	11,331,537
Units outstanding, ending	6,091,742	7,716,856

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$72,101,837
Cost of units redeemed/account charges	(70,783,315)
Net investment income (loss)	(345,394)
Net realized gain (loss)	2,748,296
Realized gain distributions	10,405,107
Net change in unrealized appreciation (depreciation)	1,940,878
Net assets	$16,067,409

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	6,076	$16,018	1.25%	9.5%	12/31/2020	$2.72	0	$0	1.00%	9.8%	12/31/2020	$2.82	0	$0	0.75%	10.1%
12/31/2019	2.41	7,070	17,015	1.25%	20.8%	12/31/2019	2.48	0	0	1.00%	21.1%	12/31/2019	2.56	0	0	0.75%	21.4%
12/31/2018	1.99	10,756	21,433	1.25%	-10.1%	12/31/2018	2.05	0	0	1.00%	-9.9%	12/31/2018	2.11	0	0	0.75%	-9.6%
12/31/2017	2.22	11,728	25,993	1.25%	11.4%	12/31/2017	2.27	0	0	1.00%	11.7%	12/31/2017	2.33	0	0	0.75%	12.0%
12/31/2016	1.99	10,871	21,626	1.25%	24.4%	12/31/2016	2.04	0	0	1.00%	24.7%	12/31/2016	2.08	0	0	0.75%	25.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	0	$0	0.50%	10.4%	12/31/2020	$3.01	0	$0	0.25%	10.6%	12/31/2020	$3.11	16	$50	0.00%	10.9%
12/31/2019	2.64	0	0	0.50%	21.7%	12/31/2019	2.72	0	0	0.25%	22.0%	12/31/2019	2.80	647	1,813	0.00%	22.3%
12/31/2018	2.17	0	0	0.50%	-9.4%	12/31/2018	2.23	0	0	0.25%	-9.2%	12/31/2018	2.29	575	1,318	0.00%	-9.0%
12/31/2017	2.39	0	0	0.50%	12.2%	12/31/2017	2.45	0	0	0.25%	12.5%	12/31/2017	2.52	684	1,721	0.00%	12.8%
12/31/2016	2.13	0	0	0.50%	25.3%	12/31/2016	2.18	0	0	0.25%	25.6%	12/31/2016	2.23	1,325	2,955	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.0%
2018	0.9%
2017	0.9%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Advisor Class - 06-863
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,622	$1,463	47
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$1,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,659	1,039	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$1,659	1,039

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6
Mortality & expense charges	(14)
Net investment income (loss)	(8)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	166
Net change in unrealized appreciation (depreciation)	74
Net gain (loss)	240

Increase (decrease) in net assets from operations	$232

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8)	$4
Net realized gain (loss)	-	(1,006)
Realized gain distributions	166	210
Net change in unrealized appreciation (depreciation)	74	1,330

Increase (decrease) in net assets from operations	232	538

Contract owner transactions:
Proceeds from units sold	402	497
Cost of units redeemed	-	(3,272)
Account charges	(13)	(11)
Increase (decrease)	389	(2,786)
Net increase (decrease)	621	(2,248)
Net assets, beginning	1,038	3,286
Net assets, ending	$1,659	$1,038

Units sold	312	409
Units redeemed	(11)	(2,669)
Net increase (decrease)	301	(2,260)
Units outstanding, beginning	738	2,998
Units outstanding, ending	1,039	738

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,996
Cost of units redeemed/account charges	(5,950)
Net investment income (loss)	1
Net realized gain (loss)	(935)
Realized gain distributions	1,388
Net change in unrealized appreciation (depreciation)	159
Net assets	$1,659

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	1	$2	1.25%	13.6%	12/31/2020	$1.63	0	$0	1.00%	13.8%	12/31/2020	$1.66	0	$0	0.75%	14.1%
12/31/2019	1.41	1	1	1.25%	28.3%	12/31/2019	1.43	0	0	1.00%	28.6%	12/31/2019	1.45	0	0	0.75%	28.9%
12/31/2018	1.10	3	3	1.25%	-16.9%	12/31/2018	1.11	0	0	1.00%	-16.7%	12/31/2018	1.13	0	0	0.75%	-16.5%
12/31/2017	1.32	3	4	1.25%	30.6%	12/31/2017	1.34	0	0	1.00%	30.9%	12/31/2017	1.35	0	0	0.75%	31.2%
12/31/2016	1.01	1	1	1.25%	-3.5%	12/31/2016	1.02	0	0	1.00%	-3.3%	12/31/2016	1.03	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	14.4%	12/31/2020	$1.73	0	$0	0.25%	14.7%	12/31/2020	$1.76	0	$0	0.00%	15.0%
12/31/2019	1.48	0	0	0.50%	29.2%	12/31/2019	1.50	0	0	0.25%	29.5%	12/31/2019	1.53	0	0	0.00%	29.9%
12/31/2018	1.14	0	0	0.50%	-16.3%	12/31/2018	1.16	0	0	0.25%	-16.1%	12/31/2018	1.18	0	0	0.00%	-15.9%
12/31/2017	1.37	0	0	0.50%	31.6%	12/31/2017	1.38	0	0	0.25%	31.9%	12/31/2017	1.40	0	0	0.00%	32.2%
12/31/2016	1.04	0	0	0.50%	-2.8%	12/31/2016	1.05	0	0	0.25%	-2.6%	12/31/2016	1.06	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.2%
2018	1.0%
2017	1.9%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Institutional Class - 06-692
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,451	$1,386	42
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$1,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,461	747	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.18
Total	$1,461	747

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28
Mortality & expense charges	(37)
Net investment income (loss)	(9)

Gain (loss) on investments:
Net realized gain (loss)	(1,078)
Realized gain distributions	307
Net change in unrealized appreciation (depreciation)	825
Net gain (loss)	54

Increase (decrease) in net assets from operations	$45

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9)	$45
Net realized gain (loss)	(1,078)	(37)
Realized gain distributions	307	401
Net change in unrealized appreciation (depreciation)	825	639

Increase (decrease) in net assets from operations	45	1,048

Contract owner transactions:
Proceeds from units sold	477	368
Cost of units redeemed	(3,907)	(122)
Account charges	-	-
Increase (decrease)	(3,430)	246
Net increase (decrease)	(3,385)	1,294
Net assets, beginning	4,846	3,552
Net assets, ending	$1,461	$4,846

Units sold	304	241
Units redeemed	(2,370)	(73)
Net increase (decrease)	(2,066)	168
Units outstanding, beginning	2,813	2,645
Units outstanding, ending	747	2,813

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$112,611
Cost of units redeemed/account charges	(112,503)
Net investment income (loss)	129
Net realized gain (loss)	(9,879)
Realized gain distributions	11,038
Net change in unrealized appreciation (depreciation)	65
Net assets	$1,461

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	1	$1	1.25%	13.6%	12/31/2020	$2.00	0	$0	1.00%	13.8%	12/31/2020	$2.04	0	$0	0.75%	14.1%
12/31/2019	1.72	3	5	1.25%	28.3%	12/31/2019	1.76	0	0	1.00%	28.6%	12/31/2019	1.79	0	0	0.75%	28.9%
12/31/2018	1.34	3	4	1.25%	-17.0%	12/31/2018	1.37	0	0	1.00%	-16.8%	12/31/2018	1.39	0	0	0.75%	-16.6%
12/31/2017	1.62	25	41	1.25%	30.6%	12/31/2017	1.64	0	0	1.00%	30.9%	12/31/2017	1.66	0	0	0.75%	31.3%
12/31/2016	1.24	35	43	1.25%	-3.5%	12/31/2016	1.25	0	0	1.00%	-3.2%	12/31/2016	1.27	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	0	$0	0.50%	14.4%	12/31/2020	$2.13	0	$0	0.25%	14.7%	12/31/2020	$2.18	0	$0	0.00%	15.0%
12/31/2019	1.82	0	0	0.50%	29.2%	12/31/2019	1.86	0	0	0.25%	29.6%	12/31/2019	1.89	0	0	0.00%	29.9%
12/31/2018	1.41	0	0	0.50%	-16.3%	12/31/2018	1.43	0	0	0.25%	-16.1%	12/31/2018	1.46	0	0	0.00%	-15.9%
12/31/2017	1.69	0	0	0.50%	31.6%	12/31/2017	1.71	0	0	0.25%	31.9%	12/31/2017	1.73	0	0	0.00%	32.2%
12/31/2016	1.28	0	0	0.50%	-2.8%	12/31/2016	1.30	0	0	0.25%	-2.5%	12/31/2016	1.31	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.3%
2018	1.0%
2017	0.8%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund A Class - 06-693
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,438	$26,904	796
Receivables: investments sold	-
Payables: investments purchased	(113)
Net assets	$27,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,325	14,294	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$27,325	14,294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$102
Mortality & expense charges	(253)
Net investment income (loss)	(151)

Gain (loss) on investments:
Net realized gain (loss)	(1,684)
Realized gain distributions	2,831
Net change in unrealized appreciation (depreciation)	1,798
Net gain (loss)	2,945

Increase (decrease) in net assets from operations	$2,794

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(151)	$135
Net realized gain (loss)	(1,684)	(1,636)
Realized gain distributions	2,831	1,598
Net change in unrealized appreciation (depreciation)	1,798	4,537

Increase (decrease) in net assets from operations	2,794	4,634

Contract owner transactions:
Proceeds from units sold	8,079	16,719
Cost of units redeemed	(4,013)	(19,006)
Account charges	-	-
Increase (decrease)	4,066	(2,287)
Net increase (decrease)	6,860	2,347
Net assets, beginning	20,465	18,118
Net assets, ending	$27,325	$20,465

Units sold	5,307	11,415
Units redeemed	(3,138)	(13,025)
Net increase (decrease)	2,169	(1,610)
Units outstanding, beginning	12,125	13,735
Units outstanding, ending	14,294	12,125

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$140,882
Cost of units redeemed/account charges	(120,450)
Net investment income (loss)	(76)
Net realized gain (loss)	(7,630)
Realized gain distributions	14,065
Net change in unrealized appreciation (depreciation)	534
Net assets	$27,325

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	14	$27	1.25%	13.3%	12/31/2020	$1.95	0	$0	1.00%	13.5%	12/31/2020	$2.00	0	$0	0.75%	13.8%
12/31/2019	1.69	12	20	1.25%	28.0%	12/31/2019	1.72	0	0	1.00%	28.3%	12/31/2019	1.75	0	0	0.75%	28.6%
12/31/2018	1.32	14	18	1.25%	-17.2%	12/31/2018	1.34	0	0	1.00%	-17.0%	12/31/2018	1.36	0	0	0.75%	-16.8%
12/31/2017	1.59	11	18	1.25%	30.3%	12/31/2017	1.62	0	0	1.00%	30.6%	12/31/2017	1.64	0	0	0.75%	30.9%
12/31/2016	1.22	11	13	1.25%	-3.7%	12/31/2016	1.24	0	0	1.00%	-3.5%	12/31/2016	1.25	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	0	$0	0.50%	14.1%	12/31/2020	$2.08	0	$0	0.25%	14.4%	12/31/2020	$2.13	0	$0	0.00%	14.7%
12/31/2019	1.79	0	0	0.50%	28.9%	12/31/2019	1.82	0	0	0.25%	29.2%	12/31/2019	1.86	0	0	0.00%	29.6%
12/31/2018	1.39	0	0	0.50%	-16.6%	12/31/2018	1.41	0	0	0.25%	-16.3%	12/31/2018	1.43	0	0	0.00%	-16.1%
12/31/2017	1.66	0	0	0.50%	31.3%	12/31/2017	1.68	0	0	0.25%	31.6%	12/31/2017	1.71	0	0	0.00%	31.9%
12/31/2016	1.27	0	0	0.50%	-3.0%	12/31/2016	1.28	0	0	0.25%	-2.7%	12/31/2016	1.29	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.9%
2018	0.7%
2017	1.5%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income Fund Advisor Class - 06-096
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,414,319	$1,194,852	54,127
Receivables: investments sold	7,621
Payables: investments purchased	-
Net assets	$1,421,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,421,940	833,775	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$1,421,940	833,775

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,560
Mortality & expense charges	(15,251)
Net investment income (loss)	8,309

Gain (loss) on investments:
Net realized gain (loss)	36,850
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	55,718
Net gain (loss)	92,568

Increase (decrease) in net assets from operations	$100,877

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,309	$7,491
Net realized gain (loss)	36,850	31,788
Realized gain distributions	-	12,145
Net change in unrealized appreciation (depreciation)	55,718	236,378

Increase (decrease) in net assets from operations	100,877	287,802

Contract owner transactions:
Proceeds from units sold	451,614	919,721
Cost of units redeemed	(328,681)	(924,960)
Account charges	(164)	(1,653)
Increase (decrease)	122,769	(6,892)
Net increase (decrease)	223,646	280,910
Net assets, beginning	1,198,294	917,384
Net assets, ending	$1,421,940	$1,198,294

Units sold	296,561	674,855
Units redeemed	(210,631)	(651,681)
Net increase (decrease)	85,930	23,174
Units outstanding, beginning	747,845	724,671
Units outstanding, ending	833,775	747,845

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,313,807
Cost of units redeemed/account charges	(10,430,468)
Net investment income (loss)	146,082
Net realized gain (loss)	701,416
Realized gain distributions	471,636
Net change in unrealized appreciation (depreciation)	219,467
Net assets	$1,421,940

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	834	$1,422	1.25%	6.4%	12/31/2020	$1.73	0	$0	1.00%	6.7%	12/31/2020	$1.76	0	$0	0.75%	7.0%
12/31/2019	1.60	748	1,198	1.25%	26.6%	12/31/2019	1.62	0	0	1.00%	26.9%	12/31/2019	1.64	0	0	0.75%	27.2%
12/31/2018	1.27	725	917	1.25%	-5.6%	12/31/2018	1.28	0	0	1.00%	-5.4%	12/31/2018	1.29	0	0	0.75%	-5.1%
12/31/2017	1.34	602	808	1.25%	19.3%	12/31/2017	1.35	0	0	1.00%	19.6%	12/31/2017	1.36	0	0	0.75%	19.9%
12/31/2016	1.12	5,862	6,589	1.25%	12.0%	12/31/2016	1.13	0	0	1.00%	12.3%	12/31/2016	1.14	0	0	0.75%	12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	0	$0	0.50%	7.2%	12/31/2020	$1.81	0	$0	0.25%	7.5%	12/31/2020	$1.84	0	$0	0.00%	7.8%
12/31/2019	1.66	0	0	0.50%	27.5%	12/31/2019	1.69	0	0	0.25%	27.8%	12/31/2019	1.71	0	0	0.00%	28.2%
12/31/2018	1.31	0	0	0.50%	-4.9%	12/31/2018	1.32	0	0	0.25%	-4.6%	12/31/2018	1.33	0	0	0.00%	-4.4%
12/31/2017	1.37	0	0	0.50%	20.2%	12/31/2017	1.38	0	0	0.25%	20.5%	12/31/2017	1.39	0	0	0.00%	20.8%
12/31/2016	1.14	0	0	0.50%	12.8%	12/31/2016	1.15	0	0	0.25%	13.1%	12/31/2016	1.15	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.2%
2018	2.3%
2017	1.2%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income Fund A Class - 06-903
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$378,117	$317,629	14,675
Receivables: investments sold	366
Payables: investments purchased	-
Net assets	$378,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$378,483	225,323	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$378,483	225,323

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,969
Mortality & expense charges	(3,627)
Net investment income (loss)	1,342

Gain (loss) on investments:
Net realized gain (loss)	7,584
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	17,000
Net gain (loss)	24,584

Increase (decrease) in net assets from operations	$25,926

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,342	$1,154
Net realized gain (loss)	7,584	4,053
Realized gain distributions	-	2,752
Net change in unrealized appreciation (depreciation)	17,000	42,249

Increase (decrease) in net assets from operations	25,926	50,208

Contract owner transactions:
Proceeds from units sold	139,822	62,577
Cost of units redeemed	(47,270)	(22,059)
Account charges	(15)	(7)
Increase (decrease)	92,537	40,511
Net increase (decrease)	118,463	90,719
Net assets, beginning	260,020	169,301
Net assets, ending	$378,483	$260,020

Units sold	91,273	43,913
Units redeemed	(30,294)	(14,673)
Net increase (decrease)	60,979	29,240
Units outstanding, beginning	164,344	135,104
Units outstanding, ending	225,323	164,344

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$599,371
Cost of units redeemed/account charges	(323,297)
Net investment income (loss)	4,652
Net realized gain (loss)	16,556
Realized gain distributions	20,713
Net change in unrealized appreciation (depreciation)	60,488
Net assets	$378,483

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	225	$378	1.25%	6.2%	12/31/2020	$1.71	0	$0	1.00%	6.4%	12/31/2020	$1.73	0	$0	0.75%	6.7%
12/31/2019	1.58	164	260	1.25%	26.3%	12/31/2019	1.60	0	0	1.00%	26.6%	12/31/2019	1.62	0	0	0.75%	26.9%
12/31/2018	1.25	135	169	1.25%	-5.8%	12/31/2018	1.27	0	0	1.00%	-5.6%	12/31/2018	1.28	0	0	0.75%	-5.3%
12/31/2017	1.33	154	205	1.25%	19.0%	12/31/2017	1.34	0	0	1.00%	19.3%	12/31/2017	1.35	0	0	0.75%	19.6%
12/31/2016	1.12	153	171	1.25%	11.7%	12/31/2016	1.12	0	0	1.00%	12.0%	12/31/2016	1.13	0	0	0.75%	12.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	7.0%	12/31/2020	$1.78	0	$0	0.25%	7.2%	12/31/2020	$1.81	0	$0	0.00%	7.5%
12/31/2019	1.64	0	0	0.50%	27.2%	12/31/2019	1.66	0	0	0.25%	27.5%	12/31/2019	1.69	0	0	0.00%	27.8%
12/31/2018	1.29	0	0	0.50%	-5.1%	12/31/2018	1.30	0	0	0.25%	-4.9%	12/31/2018	1.32	0	0	0.00%	-4.6%
12/31/2017	1.36	0	0	0.50%	19.9%	12/31/2017	1.37	0	0	0.25%	20.2%	12/31/2017	1.38	0	0	0.00%	20.5%
12/31/2016	1.14	0	0	0.50%	12.6%	12/31/2016	1.14	0	0	0.25%	12.9%	12/31/2016	1.15	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.9%
2018	1.7%
2017	1.6%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	1.25%	6.3%	12/31/2020	$1.47	0	$0	1.00%	6.6%	12/31/2020	$1.51	0	$0	0.75%	6.9%
12/31/2019	1.35	0	0	1.25%	10.8%	12/31/2019	1.38	0	0	1.00%	11.0%	12/31/2019	1.41	0	0	0.75%	11.3%
12/31/2018	1.22	0	0	1.25%	-8.9%	12/31/2018	1.25	0	0	1.00%	-8.7%	12/31/2018	1.27	0	0	0.75%	-8.4%
12/31/2017	1.34	0	0	1.25%	11.1%	12/31/2017	1.36	0	0	1.00%	11.4%	12/31/2017	1.38	0	0	0.75%	11.7%
12/31/2016	1.21	0	0	1.25%	11.0%	12/31/2016	1.22	0	0	1.00%	11.3%	12/31/2016	1.24	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	7.1%	12/31/2020	$1.58	0	$0	0.25%	7.4%	12/31/2020	$1.62	0	$0	0.00%	7.7%
12/31/2019	1.44	0	0	0.50%	11.6%	12/31/2019	1.47	0	0	0.25%	11.9%	12/31/2019	1.50	0	0	0.00%	12.2%
12/31/2018	1.29	0	0	0.50%	-8.2%	12/31/2018	1.31	0	0	0.25%	-8.0%	12/31/2018	1.34	0	0	0.00%	-7.8%
12/31/2017	1.41	0	0	0.50%	12.0%	12/31/2017	1.43	0	0	0.25%	12.2%	12/31/2017	1.45	0	0	0.00%	12.5%
12/31/2016	1.26	0	0	0.50%	11.8%	12/31/2016	1.27	0	0	0.25%	12.1%	12/31/2016	1.29	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund A Class - 06-438
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,128	$101,220	9,002
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$106,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,698	60,884	$1.41
Band 100	20,439	14,191	1.44
Band 75	-	-	1.47
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.58
Total	$106,137	75,075

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,943
Mortality & expense charges	(1,175)
Net investment income (loss)	1,768

Gain (loss) on investments:
Net realized gain (loss)	(194)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,469
Net gain (loss)	4,275

Increase (decrease) in net assets from operations	$6,043

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,768	$2,213
Net realized gain (loss)	(194)	(115)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,469	7,690

Increase (decrease) in net assets from operations	6,043	9,788

Contract owner transactions:
Proceeds from units sold	2,080	5,184
Cost of units redeemed	(1,405)	(9,024)
Account charges	(19)	(24)
Increase (decrease)	656	(3,864)
Net increase (decrease)	6,699	5,924
Net assets, beginning	99,438	93,514
Net assets, ending	$106,137	$99,438

Units sold	1,628	4,029
Units redeemed	(1,181)	(6,985)
Net increase (decrease)	447	(2,956)
Units outstanding, beginning	74,628	77,584
Units outstanding, ending	75,075	74,628

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$535,152
Cost of units redeemed/account charges	(450,417)
Net investment income (loss)	17,854
Net realized gain (loss)	(1,980)
Realized gain distributions	620
Net change in unrealized appreciation (depreciation)	4,908
Net assets	$106,137

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	61	$86	1.25%	6.1%	12/31/2020	$1.44	14	$20	1.00%	6.3%	12/31/2020	$1.47	0	$0	0.75%	6.6%
12/31/2019	1.33	59	79	1.25%	10.5%	12/31/2019	1.35	15	21	1.00%	10.8%	12/31/2019	1.38	0	0	0.75%	11.1%
12/31/2018	1.20	61	74	1.25%	-9.1%	12/31/2018	1.22	16	20	1.00%	-8.9%	12/31/2018	1.24	0	0	0.75%	-8.7%
12/31/2017	1.32	65	86	1.25%	10.8%	12/31/2017	1.34	21	28	1.00%	11.0%	12/31/2017	1.36	0	0	0.75%	11.3%
12/31/2016	1.19	61	73	1.25%	10.7%	12/31/2016	1.21	90	109	1.00%	11.0%	12/31/2016	1.22	0	0	0.75%	11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	6.9%	12/31/2020	$1.54	0	$0	0.25%	7.1%	12/31/2020	$1.58	0	$0	0.00%	7.4%
12/31/2019	1.41	0	0	0.50%	11.3%	12/31/2019	1.44	0	0	0.25%	11.6%	12/31/2019	1.47	0	0	0.00%	11.9%
12/31/2018	1.27	0	0	0.50%	-8.5%	12/31/2018	1.29	0	0	0.25%	-8.2%	12/31/2018	1.31	0	0	0.00%	-8.0%
12/31/2017	1.38	0	0	0.50%	11.6%	12/31/2017	1.41	0	0	0.25%	11.9%	12/31/2017	1.43	0	0	0.00%	12.2%
12/31/2016	1.24	0	0	0.50%	11.5%	12/31/2016	1.26	0	0	0.25%	11.8%	12/31/2016	1.27	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	3.5%
2018	4.6%
2017	4.1%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Mid Cap Index Fund A Class - 06-334
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,432,689	$24,917,877	1,661,836
Receivables: investments sold	-
Payables: investments purchased	(245,051)
Net assets	$27,187,638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,139,112	10,348,490	$2.62
Band 100	-	-	2.71
Band 75	-	-	2.80
Band 50	-	-	2.89
Band 25	-	-	2.99
Band 0	48,526	15,702	3.09
Total	$27,187,638	10,364,192

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$258,480
Mortality & expense charges	(299,596)
Net investment income (loss)	(41,116)

Gain (loss) on investments:
Net realized gain (loss)	(703,378)
Realized gain distributions	2,192,212
Net change in unrealized appreciation (depreciation)	1,344,126
Net gain (loss)	2,832,960

Increase (decrease) in net assets from operations	$2,791,844

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(41,116)	$(25,774)
Net realized gain (loss)	(703,378)	(347,457)
Realized gain distributions	2,192,212	1,453,307
Net change in unrealized appreciation (depreciation)	1,344,126	5,790,124

Increase (decrease) in net assets from operations	2,791,844	6,870,200

Contract owner transactions:
Proceeds from units sold	10,250,580	12,733,912
Cost of units redeemed	(15,228,899)	(19,184,678)
Account charges	(35,772)	(43,938)
Increase (decrease)	(5,014,091)	(6,494,704)
Net increase (decrease)	(2,222,247)	375,496
Net assets, beginning	29,409,885	29,034,389
Net assets, ending	$27,187,638	$29,409,885

Units sold	4,950,204	6,027,745
Units redeemed	(7,018,063)	(8,854,484)
Net increase (decrease)	(2,067,859)	(2,826,739)
Units outstanding, beginning	12,432,051	15,258,790
Units outstanding, ending	10,364,192	12,432,051

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$107,976,155
Cost of units redeemed/account charges	(100,603,513)
Net investment income (loss)	(374,540)
Net realized gain (loss)	3,285,374
Realized gain distributions	14,389,350
Net change in unrealized appreciation (depreciation)	2,514,812
Net assets	$27,187,638

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	10,348	$27,139	1.25%	11.7%	12/31/2020	$2.71	0	$0	1.00%	12.0%	12/31/2020	$2.80	0	$0	0.75%	12.3%
12/31/2019	2.35	11,862	27,852	1.25%	24.1%	12/31/2019	2.42	0	0	1.00%	24.4%	12/31/2019	2.49	0	0	0.75%	24.7%
12/31/2018	1.89	14,675	27,765	1.25%	-12.7%	12/31/2018	1.95	0	0	1.00%	-12.5%	12/31/2018	2.00	0	0	0.75%	-12.2%
12/31/2017	2.17	17,844	38,664	1.25%	14.3%	12/31/2017	2.22	0	0	1.00%	14.5%	12/31/2017	2.28	0	0	0.75%	14.8%
12/31/2016	1.90	15,537	29,465	1.25%	18.7%	12/31/2016	1.94	0	0	1.00%	19.0%	12/31/2016	1.99	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.89	0	$0	0.50%	12.5%	12/31/2020	$2.99	0	$0	0.25%	12.8%	12/31/2020	$3.09	16	$49	0.00%	13.1%
12/31/2019	2.57	0	0	0.50%	25.0%	12/31/2019	2.65	0	0	0.25%	25.3%	12/31/2019	2.73	570	1,557	0.00%	25.7%
12/31/2018	2.06	0	0	0.50%	-12.0%	12/31/2018	2.11	0	0	0.25%	-11.8%	12/31/2018	2.17	584	1,269	0.00%	-11.6%
12/31/2017	2.34	0	0	0.50%	15.1%	12/31/2017	2.40	0	0	0.25%	15.4%	12/31/2017	2.46	570	1,401	0.00%	15.7%
12/31/2016	2.03	0	0	0.50%	19.6%	12/31/2016	2.08	0	0	0.25%	19.9%	12/31/2016	2.13	828	1,760	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.3%
2018	1.0%
2017	1.0%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,902	$68,608	799
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$93,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,933	17,755	$5.29
Band 100	-	-	5.41
Band 75	-	-	5.54
Band 50	-	-	5.67
Band 25	-	-	5.80
Band 0	-	-	5.93
Total	$93,933	17,755

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$374
Mortality & expense charges	(916)
Net investment income (loss)	(542)

Gain (loss) on investments:
Net realized gain (loss)	2,203
Realized gain distributions	7,671
Net change in unrealized appreciation (depreciation)	17,245
Net gain (loss)	27,119

Increase (decrease) in net assets from operations	$26,577

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(542)	$(8,443)
Net realized gain (loss)	2,203	87,106
Realized gain distributions	7,671	21,608
Net change in unrealized appreciation (depreciation)	17,245	140,706

Increase (decrease) in net assets from operations	26,577	240,977

Contract owner transactions:
Proceeds from units sold	8,985	199,619
Cost of units redeemed	(22,548)	(1,089,072)
Account charges	(1)	(6)
Increase (decrease)	(13,564)	(889,459)
Net increase (decrease)	13,013	(648,482)
Net assets, beginning	80,920	729,402
Net assets, ending	$93,933	$80,920

Units sold	2,226	69,645
Units redeemed	(6,321)	(347,948)
Net increase (decrease)	(4,095)	(278,303)
Units outstanding, beginning	21,850	300,153
Units outstanding, ending	17,755	21,850

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,505,919
Cost of units redeemed/account charges	(10,151,320)
Net investment income (loss)	(101,945)
Net realized gain (loss)	421,734
Realized gain distributions	394,251
Net change in unrealized appreciation (depreciation)	25,294
Net assets	$93,933

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.29	18	$94	1.25%	42.9%	12/31/2020	$5.41	0	$0	1.00%	43.2%	12/31/2020	$5.54	0	$0	0.75%	43.6%
12/31/2019	3.70	22	81	1.25%	52.4%	12/31/2019	3.78	0	0	1.00%	52.8%	12/31/2019	3.86	0	0	0.75%	53.2%
12/31/2018	2.43	300	729	1.25%	-8.7%	12/31/2018	2.47	0	0	1.00%	-8.5%	12/31/2018	2.52	0	0	0.75%	-8.2%
12/31/2017	2.66	244	650	1.25%	32.7%	12/31/2017	2.70	0	0	1.00%	33.1%	12/31/2017	2.75	0	0	0.75%	33.4%
12/31/2016	2.01	227	454	1.25%	14.2%	12/31/2016	2.03	0	0	1.00%	14.5%	12/31/2016	2.06	0	0	0.75%	14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.67	0	$0	0.50%	43.9%	12/31/2020	$5.80	0	$0	0.25%	44.3%	12/31/2020	$5.93	0	$0	0.00%	44.7%
12/31/2019	3.94	0	0	0.50%	53.5%	12/31/2019	4.02	0	0	0.25%	53.9%	12/31/2019	4.10	0	0	0.00%	54.3%
12/31/2018	2.56	0	0	0.50%	-8.0%	12/31/2018	2.61	0	0	0.25%	-7.8%	12/31/2018	2.66	0	0	0.00%	-7.5%
12/31/2017	2.79	0	0	0.50%	33.7%	12/31/2017	2.83	0	0	0.25%	34.1%	12/31/2017	2.88	0	0	0.00%	34.4%
12/31/2016	2.08	0	0	0.50%	15.1%	12/31/2016	2.11	0	0	0.25%	15.4%	12/31/2016	2.14	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Advisor Class - 06-869
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,644,298	$1,263,712	16,474
Receivables: investments sold	6,397
Payables: investments purchased	-
Net assets	$1,650,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,650,695	357,013	$4.62
Band 100	-	-	4.71
Band 75	-	-	4.81
Band 50	-	-	4.90
Band 25	-	-	5.00
Band 0	-	-	5.10
Total	$1,650,695	357,013

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,458
Mortality & expense charges	(16,462)
Net investment income (loss)	(9,004)

Gain (loss) on investments:
Net realized gain (loss)	98,857
Realized gain distributions	152,773
Net change in unrealized appreciation (depreciation)	253,595
Net gain (loss)	505,225

Increase (decrease) in net assets from operations	$496,221

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,004)	$(18,036)
Net realized gain (loss)	98,857	(8,276)
Realized gain distributions	152,773	176,230
Net change in unrealized appreciation (depreciation)	253,595	458,751

Increase (decrease) in net assets from operations	496,221	608,669

Contract owner transactions:
Proceeds from units sold	370,256	118,387
Cost of units redeemed	(862,975)	(315,599)
Account charges	(120)	(93)
Increase (decrease)	(492,839)	(197,305)
Net increase (decrease)	3,382	411,364
Net assets, beginning	1,647,313	1,235,949
Net assets, ending	$1,650,695	$1,647,313

Units sold	101,660	44,661
Units redeemed	(253,606)	(117,703)
Net increase (decrease)	(151,946)	(73,042)
Units outstanding, beginning	508,959	582,001
Units outstanding, ending	357,013	508,959

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,030,442
Cost of units redeemed/account charges	(2,508,992)
Net investment income (loss)	(63,565)
Net realized gain (loss)	132,340
Realized gain distributions	679,884
Net change in unrealized appreciation (depreciation)	380,586
Net assets	$1,650,695

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.62	357	$1,651	1.25%	42.9%	12/31/2020	$4.71	0	$0	1.00%	43.2%	12/31/2020	$4.81	0	$0	0.75%	43.6%
12/31/2019	3.24	509	1,647	1.25%	52.4%	12/31/2019	3.29	0	0	1.00%	52.8%	12/31/2019	3.35	0	0	0.75%	53.2%
12/31/2018	2.12	582	1,236	1.25%	-8.7%	12/31/2018	2.15	0	0	1.00%	-8.5%	12/31/2018	2.19	0	0	0.75%	-8.2%
12/31/2017	2.33	517	1,203	1.25%	32.7%	12/31/2017	2.35	0	0	1.00%	33.0%	12/31/2017	2.38	0	0	0.75%	33.4%
12/31/2016	1.75	184	323	1.25%	14.2%	12/31/2016	1.77	0	0	1.00%	14.5%	12/31/2016	1.79	0	0	0.75%	14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.90	0	$0	0.50%	43.9%	12/31/2020	$5.00	0	$0	0.25%	44.3%	12/31/2020	$5.10	0	$0	0.00%	44.6%
12/31/2019	3.41	0	0	0.50%	53.6%	12/31/2019	3.46	0	0	0.25%	53.9%	12/31/2019	3.52	0	0	0.00%	54.3%
12/31/2018	2.22	0	0	0.50%	-8.0%	12/31/2018	2.25	0	0	0.25%	-7.8%	12/31/2018	2.28	0	0	0.00%	-7.5%
12/31/2017	2.41	0	0	0.50%	33.7%	12/31/2017	2.44	0	0	0.25%	34.0%	12/31/2017	2.47	0	0	0.00%	34.4%
12/31/2016	1.80	0	0	0.50%	15.1%	12/31/2016	1.82	0	0	0.25%	15.4%	12/31/2016	1.84	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund A Class - 06-441
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,195,934	$915,383	11,866
Receivables: investments sold	42,261
Payables: investments purchased	-
Net assets	$1,238,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$835,363	161,578	$5.17
Band 100	326,526	61,722	5.29
Band 75	-	-	5.41
Band 50	-	-	5.54
Band 25	-	-	5.67
Band 0	76,306	13,157	5.80
Total	$1,238,195	236,457

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,606
Mortality & expense charges	(12,374)
Net investment income (loss)	(7,768)

Gain (loss) on investments:
Net realized gain (loss)	140,591
Realized gain distributions	109,640
Net change in unrealized appreciation (depreciation)	166,711
Net gain (loss)	416,942

Increase (decrease) in net assets from operations	$409,174

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,768)	$(9,767)
Net realized gain (loss)	140,591	17,957
Realized gain distributions	109,640	116,181
Net change in unrealized appreciation (depreciation)	166,711	241,579

Increase (decrease) in net assets from operations	409,174	365,950

Contract owner transactions:
Proceeds from units sold	422,340	464,776
Cost of units redeemed	(746,566)	(384,285)
Account charges	(255)	(296)
Increase (decrease)	(324,481)	80,195
Net increase (decrease)	84,693	446,145
Net assets, beginning	1,153,502	707,357
Net assets, ending	$1,238,195	$1,153,502

Units sold	108,611	155,899
Units redeemed	(186,759)	(134,410)
Net increase (decrease)	(78,148)	21,489
Units outstanding, beginning	314,605	293,116
Units outstanding, ending	236,457	314,605

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,114,535
Cost of units redeemed/account charges	(5,046,741)
Net investment income (loss)	(63,464)
Net realized gain (loss)	373,160
Realized gain distributions	580,154
Net change in unrealized appreciation (depreciation)	280,551
Net assets	$1,238,195

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.17	162	$835	1.25%	42.5%	12/31/2020	$5.29	62	$327	1.00%	42.9%	12/31/2020	$5.41	0	$0	0.75%	43.2%
12/31/2019	3.63	205	743	1.25%	52.0%	12/31/2019	3.70	98	362	1.00%	52.4%	12/31/2019	3.78	0	0	0.75%	52.8%
12/31/2018	2.39	174	416	1.25%	-8.9%	12/31/2018	2.43	104	253	1.00%	-8.7%	12/31/2018	2.47	0	0	0.75%	-8.5%
12/31/2017	2.62	282	739	1.25%	32.4%	12/31/2017	2.66	122	325	1.00%	32.7%	12/31/2017	2.70	0	0	0.75%	33.1%
12/31/2016	1.98	112	221	1.25%	13.9%	12/31/2016	2.00	97	195	1.00%	14.2%	12/31/2016	2.03	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.54	0	$0	0.50%	43.6%	12/31/2020	$5.67	0	$0	0.25%	43.9%	12/31/2020	$5.80	13	$76	0.00%	44.3%
12/31/2019	3.86	0	0	0.50%	53.2%	12/31/2019	3.94	0	0	0.25%	53.5%	12/31/2019	4.02	12	49	0.00%	53.9%
12/31/2018	2.52	0	0	0.50%	-8.2%	12/31/2018	2.56	0	0	0.25%	-8.0%	12/31/2018	2.61	15	38	0.00%	-7.8%
12/31/2017	2.74	0	0	0.50%	33.4%	12/31/2017	2.79	0	0	0.25%	33.7%	12/31/2017	2.83	15	42	0.00%	34.1%
12/31/2016	2.06	0	0	0.50%	14.8%	12/31/2016	2.08	0	0	0.25%	15.1%	12/31/2016	2.11	6	12	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Fund Advisor Class - 06-095
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,353	$46,331	1,872
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$58,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,353	29,919	$1.95
Band 100	-	-	1.98
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	-	-	2.10
Total	$58,353	29,919

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$411
Mortality & expense charges	(626)
Net investment income (loss)	(215)

Gain (loss) on investments:
Net realized gain (loss)	2,266
Realized gain distributions	3,669
Net change in unrealized appreciation (depreciation)	4,333
Net gain (loss)	10,268

Increase (decrease) in net assets from operations	$10,053

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(215)	$(1,966)
Net realized gain (loss)	2,266	12,065
Realized gain distributions	3,669	2,865
Net change in unrealized appreciation (depreciation)	4,333	55,155

Increase (decrease) in net assets from operations	10,053	68,119

Contract owner transactions:
Proceeds from units sold	1,160	20,284
Cost of units redeemed	(17,583)	(314,545)
Account charges	-	(128)
Increase (decrease)	(16,423)	(294,389)
Net increase (decrease)	(6,370)	(226,270)
Net assets, beginning	64,723	290,993
Net assets, ending	$58,353	$64,723

Units sold	728	14,457
Units redeemed	(10,888)	(210,975)
Net increase (decrease)	(10,160)	(196,518)
Units outstanding, beginning	40,079	236,597
Units outstanding, ending	29,919	40,079

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$579,750
Cost of units redeemed/account charges	(630,917)
Net investment income (loss)	(4,597)
Net realized gain (loss)	55,365
Realized gain distributions	46,730
Net change in unrealized appreciation (depreciation)	12,022
Net assets	$58,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	30	$58	1.25%	20.8%	12/31/2020	$1.98	0	$0	1.00%	21.1%	12/31/2020	$2.01	0	$0	0.75%	21.4%
12/31/2019	1.61	40	65	1.25%	31.3%	12/31/2019	1.64	0	0	1.00%	31.6%	12/31/2019	1.66	0	0	0.75%	32.0%
12/31/2018	1.23	237	291	1.25%	-10.1%	12/31/2018	1.24	0	0	1.00%	-9.9%	12/31/2018	1.25	0	0	0.75%	-9.7%
12/31/2017	1.37	358	490	1.25%	20.2%	12/31/2017	1.38	0	0	1.00%	20.5%	12/31/2017	1.39	0	0	0.75%	20.8%
12/31/2016	1.14	216	246	1.25%	7.3%	12/31/2016	1.14	0	0	1.00%	7.5%	12/31/2016	1.15	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	0	$0	0.50%	21.7%	12/31/2020	$2.07	0	$0	0.25%	22.0%	12/31/2020	$2.10	0	$0	0.00%	22.3%
12/31/2019	1.68	0	0	0.50%	32.3%	12/31/2019	1.70	0	0	0.25%	32.6%	12/31/2019	1.72	0	0	0.00%	33.0%
12/31/2018	1.27	0	0	0.50%	-9.4%	12/31/2018	1.28	0	0	0.25%	-9.2%	12/31/2018	1.29	0	0	0.00%	-9.0%
12/31/2017	1.40	0	0	0.50%	21.1%	12/31/2017	1.41	0	0	0.25%	21.4%	12/31/2017	1.42	0	0	0.00%	21.7%
12/31/2016	1.16	0	0	0.50%	8.1%	12/31/2016	1.16	0	0	0.25%	8.3%	12/31/2016	1.17	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.4%
2018	0.9%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Mid Cap Value Fund Advisor Class - 06-098
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$593,703	$603,394	47,192
Receivables: investments sold	-
Payables: investments purchased	(23,621)
Net assets	$570,082

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$570,082	391,514	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$570,082	391,514

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,484
Mortality & expense charges	(5,812)
Net investment income (loss)	(1,328)

Gain (loss) on investments:
Net realized gain (loss)	(7,255)
Realized gain distributions	12,675
Net change in unrealized appreciation (depreciation)	46,922
Net gain (loss)	52,342

Increase (decrease) in net assets from operations	$51,014

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,328)	$(409)
Net realized gain (loss)	(7,255)	(5,405)
Realized gain distributions	12,675	9,963
Net change in unrealized appreciation (depreciation)	46,922	98,103

Increase (decrease) in net assets from operations	51,014	102,252

Contract owner transactions:
Proceeds from units sold	87,519	65,238
Cost of units redeemed	(45,363)	(17,624)
Account charges	(311)	(306)
Increase (decrease)	41,845	47,308
Net increase (decrease)	92,859	149,560
Net assets, beginning	477,223	327,663
Net assets, ending	$570,082	$477,223

Units sold	80,988	51,319
Units redeemed	(35,308)	(14,133)
Net increase (decrease)	45,680	37,186
Units outstanding, beginning	345,834	308,648
Units outstanding, ending	391,514	345,834

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$613,915
Cost of units redeemed/account charges	(184,856)
Net investment income (loss)	(3,684)
Net realized gain (loss)	(17,136)
Realized gain distributions	171,534
Net change in unrealized appreciation (depreciation)	(9,691)
Net assets	$570,082

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	392	$570	1.25%	5.5%	12/31/2020	$1.48	0	$0	1.00%	5.8%	12/31/2020	$1.50	0	$0	0.75%	6.0%
12/31/2019	1.38	346	477	1.25%	30.0%	12/31/2019	1.40	0	0	1.00%	30.3%	12/31/2019	1.41	0	0	0.75%	30.6%
12/31/2018	1.06	309	328	1.25%	-14.3%	12/31/2018	1.07	0	0	1.00%	-14.1%	12/31/2018	1.08	0	0	0.75%	-13.9%
12/31/2017	1.24	264	328	1.25%	12.1%	12/31/2017	1.25	0	0	1.00%	12.4%	12/31/2017	1.26	0	0	0.75%	12.7%
12/31/2016	1.10	107	118	1.25%	12.9%	12/31/2016	1.11	0	0	1.00%	13.1%	12/31/2016	1.12	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	6.3%	12/31/2020	$1.55	0	$0	0.25%	6.6%	12/31/2020	$1.57	0	$0	0.00%	6.8%
12/31/2019	1.43	0	0	0.50%	31.0%	12/31/2019	1.45	0	0	0.25%	31.3%	12/31/2019	1.47	0	0	0.00%	31.6%
12/31/2018	1.09	0	0	0.50%	-13.7%	12/31/2018	1.10	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.2%
12/31/2017	1.27	0	0	0.50%	13.0%	12/31/2017	1.28	0	0	0.25%	13.3%	12/31/2017	1.29	0	0	0.00%	13.5%
12/31/2016	1.12	0	0	0.50%	13.7%	12/31/2016	1.13	0	0	0.25%	14.0%	12/31/2016	1.13	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.2%
2018	0.7%
2017	1.4%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Cap Value Fund Advisor Class - 06-099
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,775	$176,547	6,786
Receivables: investments sold	-
Payables: investments purchased	(241)
Net assets	$184,534

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,534	115,602	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$184,534	115,602

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,144
Mortality & expense charges	(1,996)
Net investment income (loss)	2,148

Gain (loss) on investments:
Net realized gain (loss)	(2,746)
Realized gain distributions	8,373
Net change in unrealized appreciation (depreciation)	(1,097)
Net gain (loss)	4,530

Increase (decrease) in net assets from operations	$6,678

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,148	$(36,957)
Net realized gain (loss)	(2,746)	26,798
Realized gain distributions	8,373	8,372
Net change in unrealized appreciation (depreciation)	(1,097)	553,839

Increase (decrease) in net assets from operations	6,678	552,052

Contract owner transactions:
Proceeds from units sold	12,005	327,197
Cost of units redeemed	(17,436)	(5,327,881)
Account charges	(84)	(8,791)
Increase (decrease)	(5,515)	(5,009,475)
Net increase (decrease)	1,163	(4,457,423)
Net assets, beginning	183,371	4,640,794
Net assets, ending	$184,534	$183,371

Units sold	8,958	241,620
Units redeemed	(14,072)	(3,949,092)
Net increase (decrease)	(5,114)	(3,707,472)
Units outstanding, beginning	120,716	3,828,188
Units outstanding, ending	115,602	120,716

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,540,571
Cost of units redeemed/account charges	(20,053,936)
Net investment income (loss)	28,984
Net realized gain (loss)	899,443
Realized gain distributions	761,244
Net change in unrealized appreciation (depreciation)	8,228
Net assets	$184,534

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	116	$185	1.25%	5.1%	12/31/2020	$1.62	0	$0	1.00%	5.3%	12/31/2020	$1.64	0	$0	0.75%	5.6%
12/31/2019	1.52	121	183	1.25%	25.3%	12/31/2019	1.54	0	0	1.00%	25.6%	12/31/2019	1.56	0	0	0.75%	25.9%
12/31/2018	1.21	3,828	4,641	1.25%	-13.2%	12/31/2018	1.22	0	0	1.00%	-13.0%	12/31/2018	1.24	0	0	0.75%	-12.7%
12/31/2017	1.40	12,437	17,366	1.25%	18.9%	12/31/2017	1.41	0	0	1.00%	19.2%	12/31/2017	1.42	0	0	0.75%	19.5%
12/31/2016	1.17	0	0	1.25%	19.2%	12/31/2016	1.18	0	0	1.00%	19.5%	12/31/2016	1.19	0	0	0.75%	19.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	5.9%	12/31/2020	$1.69	0	$0	0.25%	6.1%	12/31/2020	$1.72	0	$0	0.00%	6.4%
12/31/2019	1.58	0	0	0.50%	26.2%	12/31/2019	1.60	0	0	0.25%	26.6%	12/31/2019	1.62	0	0	0.00%	26.9%
12/31/2018	1.25	0	0	0.50%	-12.5%	12/31/2018	1.26	0	0	0.25%	-12.3%	12/31/2018	1.27	0	0	0.00%	-12.1%
12/31/2017	1.43	0	0	0.50%	19.8%	12/31/2017	1.44	0	0	0.25%	20.1%	12/31/2017	1.45	0	0	0.00%	20.4%
12/31/2016	1.19	0	0	0.50%	20.1%	12/31/2016	1.20	0	0	0.25%	20.4%	12/31/2016	1.20	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	0.1%
2018	0.8%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Fund A Class - 06-902
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,314	$22,766	810
Receivables: investments sold	180
Payables: investments purchased	-
Net assets	$24,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,494	12,751	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$24,494	12,751

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$124
Mortality & expense charges	(4,012)
Net investment income (loss)	(3,888)

Gain (loss) on investments:
Net realized gain (loss)	82,651
Realized gain distributions	1,540
Net change in unrealized appreciation (depreciation)	(24,295)
Net gain (loss)	59,896

Increase (decrease) in net assets from operations	$56,008

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,888)	$(1,059)
Net realized gain (loss)	82,651	(10,436)
Realized gain distributions	1,540	15,007
Net change in unrealized appreciation (depreciation)	(24,295)	112,278

Increase (decrease) in net assets from operations	56,008	115,790

Contract owner transactions:
Proceeds from units sold	89,288	111,257
Cost of units redeemed	(450,827)	(354,159)
Account charges	(60)	(144)
Increase (decrease)	(361,599)	(243,046)
Net increase (decrease)	(305,591)	(127,256)
Net assets, beginning	330,085	457,341
Net assets, ending	$24,494	$330,085

Units sold	54,759	82,202
Units redeemed	(249,000)	(242,320)
Net increase (decrease)	(194,241)	(160,118)
Units outstanding, beginning	206,992	367,110
Units outstanding, ending	12,751	206,992

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,666,673
Cost of units redeemed/account charges	(1,887,340)
Net investment income (loss)	(2,928)
Net realized gain (loss)	157,297
Realized gain distributions	89,244
Net change in unrealized appreciation (depreciation)	1,548
Net assets	$24,494

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	13	$24	1.25%	20.5%	12/31/2020	$1.95	0	$0	1.00%	20.8%	12/31/2020	$1.98	0	$0	0.75%	21.1%
12/31/2019	1.59	207	330	1.25%	31.0%	12/31/2019	1.61	0	0	1.00%	31.3%	12/31/2019	1.63	0	0	0.75%	31.6%
12/31/2018	1.22	200	244	1.25%	-10.3%	12/31/2018	1.23	0	0	1.00%	-10.1%	12/31/2018	1.24	0	0	0.75%	-9.9%
12/31/2017	1.36	308	419	1.25%	19.9%	12/31/2017	1.37	0	0	1.00%	20.2%	12/31/2017	1.38	0	0	0.75%	20.5%
12/31/2016	1.13	218	247	1.25%	7.0%	12/31/2016	1.14	0	0	1.00%	7.3%	12/31/2016	1.14	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	0	$0	0.50%	21.4%	12/31/2020	$2.04	0	$0	0.25%	21.7%	12/31/2020	$2.07	0	$0	0.00%	22.0%
12/31/2019	1.66	0	0	0.50%	31.9%	12/31/2019	1.68	0	0	0.25%	32.3%	12/31/2019	1.70	0	0	0.00%	32.6%
12/31/2018	1.25	0	0	0.50%	-9.7%	12/31/2018	1.27	0	0	0.25%	-9.4%	12/31/2018	1.28	167	213	0.00%	-9.2%
12/31/2017	1.39	0	0	0.50%	20.8%	12/31/2017	1.40	0	0	0.25%	21.1%	12/31/2017	1.41	161	227	0.00%	21.4%
12/31/2016	1.15	0	0	0.50%	7.8%	12/31/2016	1.15	0	0	0.25%	8.1%	12/31/2016	1.16	168	195	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.7%
2018	0.8%
2017	0.7%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Mid Cap Value Fund A Class - 06-911
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$595
Mortality & expense charges	(845)
Net investment income (loss)	(250)

Gain (loss) on investments:
Net realized gain (loss)	(11,170)
Realized gain distributions	2,580
Net change in unrealized appreciation (depreciation)	(1,338)
Net gain (loss)	(9,928)

Increase (decrease) in net assets from operations	$(10,178)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(250)	$123
Net realized gain (loss)	(11,170)	-
Realized gain distributions	2,580	2,080
Net change in unrealized appreciation (depreciation)	(1,338)	1,338

Increase (decrease) in net assets from operations	(10,178)	3,541

Contract owner transactions:
Proceeds from units sold	4,743	99,468
Cost of units redeemed	(97,574)	-
Account charges	-	-
Increase (decrease)	(92,831)	99,468
Net increase (decrease)	(103,009)	103,009
Net assets, beginning	103,009	-
Net assets, ending	$-	$103,009

Units sold	4,202	75,520
Units redeemed	(79,722)	-
Net increase (decrease)	(75,520)	75,520
Units outstanding, beginning	75,520	-
Units outstanding, ending	-	75,520

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$104,211
Cost of units redeemed/account charges	(97,574)
Net investment income (loss)	(127)
Net realized gain (loss)	(11,170)
Realized gain distributions	4,660
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	1.25%	5.2%	12/31/2020	$1.46	0	$0	1.00%	5.4%	12/31/2020	$1.48	0	$0	0.75%	5.7%
12/31/2019	1.36	76	103	1.25%	29.7%	12/31/2019	1.38	0	0	1.00%	30.0%	12/31/2019	1.40	0	0	0.75%	30.3%
12/31/2018	1.05	0	0	1.25%	-14.5%	12/31/2018	1.06	0	0	1.00%	-14.3%	12/31/2018	1.07	0	0	0.75%	-14.1%
12/31/2017	1.23	0	0	1.25%	11.9%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.25	0	0	0.75%	12.5%
12/31/2016	1.10	0	0	1.25%	12.5%	12/31/2016	1.11	0	0	1.00%	12.8%	12/31/2016	1.11	0	0	0.75%	13.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	0	$0	0.50%	6.0%	12/31/2020	$1.52	0	$0	0.25%	6.2%	12/31/2020	$1.55	0	$0	0.00%	6.5%
12/31/2019	1.42	0	0	0.50%	30.6%	12/31/2019	1.43	0	0	0.25%	31.0%	12/31/2019	1.45	0	0	0.00%	31.3%
12/31/2018	1.08	0	0	0.50%	-13.9%	12/31/2018	1.09	0	0	0.25%	-13.7%	12/31/2018	1.11	0	0	0.00%	-13.5%
12/31/2017	1.26	0	0	0.50%	12.8%	12/31/2017	1.27	0	0	0.25%	13.0%	12/31/2017	1.28	0	0	0.00%	13.3%
12/31/2016	1.12	0	0	0.50%	13.4%	12/31/2016	1.12	0	0	0.25%	13.7%	12/31/2016	1.13	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.5%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Cap Value Fund A Class - 06-912
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,865	$26,773	1,098
Receivables: investments sold	290
Payables: investments purchased	-
Net assets	$28,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,155	17,908	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$28,155	17,908

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$604
Mortality & expense charges	(292)
Net investment income (loss)	312

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	1,343
Net change in unrealized appreciation (depreciation)	(265)
Net gain (loss)	1,065

Increase (decrease) in net assets from operations	$1,377

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$312	$12
Net realized gain (loss)	(13)	(2,301)
Realized gain distributions	1,343	1,259
Net change in unrealized appreciation (depreciation)	(265)	12,100

Increase (decrease) in net assets from operations	1,377	11,070

Contract owner transactions:
Proceeds from units sold	886	2,300
Cost of units redeemed	-	(55,074)
Account charges	(21)	(30)
Increase (decrease)	865	(52,804)
Net increase (decrease)	2,242	(41,734)
Net assets, beginning	25,913	67,647
Net assets, ending	$28,155	$25,913

Units sold	651	1,722
Units redeemed	(16)	(40,814)
Net increase (decrease)	635	(39,092)
Units outstanding, beginning	17,273	56,365
Units outstanding, ending	17,908	17,273

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$80,794
Cost of units redeemed/account charges	(57,461)
Net investment income (loss)	1,002
Net realized gain (loss)	(2,056)
Realized gain distributions	4,784
Net change in unrealized appreciation (depreciation)	1,092
Net assets	$28,155

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	18	$28	1.25%	4.8%	12/31/2020	$1.60	0	$0	1.00%	5.1%	12/31/2020	$1.62	0	$0	0.75%	5.3%
12/31/2019	1.50	17	26	1.25%	25.0%	12/31/2019	1.52	0	0	1.00%	25.3%	12/31/2019	1.54	0	0	0.75%	25.6%
12/31/2018	1.20	56	68	1.25%	-13.4%	12/31/2018	1.21	0	0	1.00%	-13.2%	12/31/2018	1.22	0	0	0.75%	-13.0%
12/31/2017	1.39	0	0	1.25%	18.6%	12/31/2017	1.40	0	0	1.00%	18.9%	12/31/2017	1.41	0	0	0.75%	19.2%
12/31/2016	1.17	2	2	1.25%	18.9%	12/31/2016	1.17	0	0	1.00%	19.2%	12/31/2016	1.18	0	0	0.75%	19.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	5.6%	12/31/2020	$1.67	0	$0	0.25%	5.8%	12/31/2020	$1.69	0	$0	0.00%	6.1%
12/31/2019	1.56	0	0	0.50%	25.9%	12/31/2019	1.58	0	0	0.25%	26.3%	12/31/2019	1.60	0	0	0.00%	26.6%
12/31/2018	1.24	0	0	0.50%	-12.7%	12/31/2018	1.25	0	0	0.25%	-12.5%	12/31/2018	1.26	0	0	0.00%	-12.3%
12/31/2017	1.42	0	0	0.50%	19.5%	12/31/2017	1.43	0	0	0.25%	19.8%	12/31/2017	1.44	0	0	0.00%	20.1%
12/31/2016	1.19	0	0	0.50%	19.8%	12/31/2016	1.19	0	0	0.25%	20.1%	12/31/2016	1.20	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	0.9%
2018	3.2%
2017	0.0%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund A Class - 06-913
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$303,323	$283,265	17,002
Receivables: investments sold	-
Payables: investments purchased	(1,355)
Net assets	$301,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,445	170,179	$1.34
Band 100	74,523	54,934	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$301,968	225,113

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$49
Mortality & expense charges	(2,881)
Net investment income (loss)	(2,832)

Gain (loss) on investments:
Net realized gain (loss)	(17,096)
Realized gain distributions	18,229
Net change in unrealized appreciation (depreciation)	19,011
Net gain (loss)	20,144

Increase (decrease) in net assets from operations	$17,312

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,832)	$(4,891)
Net realized gain (loss)	(17,096)	(22,227)
Realized gain distributions	18,229	75
Net change in unrealized appreciation (depreciation)	19,011	102,032

Increase (decrease) in net assets from operations	17,312	74,989

Contract owner transactions:
Proceeds from units sold	36,657	44,135
Cost of units redeemed	(66,450)	(291,093)
Account charges	(137)	(38)
Increase (decrease)	(29,930)	(246,996)
Net increase (decrease)	(12,618)	(172,007)
Net assets, beginning	314,586	486,593
Net assets, ending	$301,968	$314,586

Units sold	62,764	37,271
Units redeemed	(91,330)	(241,160)
Net increase (decrease)	(28,566)	(203,889)
Units outstanding, beginning	253,679	457,568
Units outstanding, ending	225,113	253,679

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,108,925
Cost of units redeemed/account charges	(984,798)
Net investment income (loss)	(27,133)
Net realized gain (loss)	(30,967)
Realized gain distributions	215,883
Net change in unrealized appreciation (depreciation)	20,058
Net assets	$301,968

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	170	$227	1.25%	8.2%	12/31/2020	$1.36	55	$75	1.00%	8.5%	12/31/2020	$1.38	0	$0	0.75%	8.8%
12/31/2019	1.24	171	212	1.25%	17.3%	12/31/2019	1.25	82	103	1.00%	17.6%	12/31/2019	1.27	0	0	0.75%	17.9%
12/31/2018	1.05	258	272	1.25%	-14.6%	12/31/2018	1.06	138	147	1.00%	-14.4%	12/31/2018	1.07	0	0	0.75%	-14.2%
12/31/2017	1.23	269	331	1.25%	11.2%	12/31/2017	1.24	158	196	1.00%	11.5%	12/31/2017	1.25	0	0	0.75%	11.8%
12/31/2016	1.11	466	517	1.25%	11.4%	12/31/2016	1.11	138	153	1.00%	11.6%	12/31/2016	1.12	0	0	0.75%	11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	9.0%	12/31/2020	$1.42	0	$0	0.25%	9.3%	12/31/2020	$1.44	0	$0	0.00%	9.6%
12/31/2019	1.28	0	0	0.50%	18.2%	12/31/2019	1.30	0	0	0.25%	18.5%	12/31/2019	1.31	0	0	0.00%	18.8%
12/31/2018	1.08	0	0	0.50%	-14.0%	12/31/2018	1.10	0	0	0.25%	-13.8%	12/31/2018	1.11	62	68	0.00%	-13.6%
12/31/2017	1.26	0	0	0.50%	12.0%	12/31/2017	1.27	0	0	0.25%	12.3%	12/31/2017	1.28	84	107	0.00%	12.6%
12/31/2016	1.13	0	0	0.50%	12.2%	12/31/2016	1.13	0	0	0.25%	12.5%	12/31/2016	1.14	117	133	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund A Class - 06-914
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,146	$162,251	7,420
Receivables: investments sold	-
Payables: investments purchased	(138)
Net assets	$168,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,008	37,413	$4.49
Band 100	-	-	4.56
Band 75	-	-	4.63
Band 50	-	-	4.70
Band 25	-	-	4.77
Band 0	-	-	4.84
Total	$168,008	37,413

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,853
Mortality & expense charges	(2,119)
Net investment income (loss)	2,734

Gain (loss) on investments:
Net realized gain (loss)	4,847
Realized gain distributions	1,925
Net change in unrealized appreciation (depreciation)	(1,741)
Net gain (loss)	5,031

Increase (decrease) in net assets from operations	$7,765

Statement of Changes in Net Assets

	Period ended December 31, 2020 *		Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,734		$4,138
Net realized gain (loss)	4,847		1,632
Realized gain distributions	1,925		-
Net change in unrealized appreciation (depreciation)	(1,741)		9,179

Increase (decrease) in net assets from operations	7,765		14,949

Contract owner transactions:
Proceeds from units sold	25,770		116,795
Cost of units redeemed	(145,384)		(144,597)
Account charges	(31)		(91)
Increase (decrease)	(119,645)		(27,893)
Net increase (decrease)	(111,880)		(12,944)
Net assets, beginning	279,888		292,832
Net assets, ending	$168,008		$279,888

Units sold	19,730	(a)	112,302	(a)
Units redeemed	(242,858)	(a)	(138,556)	(a)
Net increase (decrease)	(223,128)		(26,254)
Units outstanding, beginning	260,541	(a)	286,795	(a)
Units outstanding, ending	37,413		260,541

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$920,383
Cost of units redeemed/account charges	(779,035)
Net investment income (loss)	15,055
Net realized gain (loss)	2,257
Realized gain distributions	3,453
Net change in unrealized appreciation (depreciation)	5,895
Net assets	$168,008

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
(a) Effective September 11, 2020, the fund underwent a 1-for-4 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.49	37	$168	1.25%	4.5%	12/31/2020 (a)	$4.56	0	$0	1.00%	4.8%	12/31/2020 (a)	$4.63	0	$0	0.75%	5.0%
12/31/2019 (a)	4.30	261	280	1.25%	5.2%	12/31/2019 (a)	4.35	0	0	1.00%	5.5%	12/31/2019 (a)	4.40	0	0	0.75%	5.7%
12/31/2018 (a)	4.08	287	293	1.25%	0.2%	12/31/2018 (a)	4.12	0	0	1.00%	0.5%	12/31/2018 (a)	4.17	0	0	0.75%	0.7%
12/31/2017 (a)	4.07	246	251	1.25%	1.7%	12/31/2017 (a)	4.10	0	0	1.00%	2.0%	12/31/2017 (a)	4.13	0	0	0.75%	2.2%
12/31/2016 (a)	4.01	326	326	1.25%	0.9%	12/31/2016 (a)	4.03	0	0	1.00%	1.2%	12/31/2016 (a)	4.05	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.70	0	$0	0.50%	5.3%	12/31/2020 (a)	$4.77	0	$0	0.25%	5.5%	12/31/2020 (a)	$4.84	0	$0	0.00%	5.8%
12/31/2019 (a)	4.46	0	0	0.50%	6.0%	12/31/2019 (a)	4.52	0	0	0.25%	6.3%	12/31/2019 (a)	4.57	0	0	0.00%	6.5%
12/31/2018 (a)	4.21	0	0	0.50%	1.0%	12/31/2018 (a)	4.25	0	0	0.25%	1.3%	12/31/2018 (a)	4.29	0	0	0.00%	1.5%
12/31/2017 (a)	4.17	0	0	0.50%	2.5%	12/31/2017 (a)	4.20	0	0	0.25%	2.7%	12/31/2017 (a)	4.23	0	0	0.00%	3.0%
12/31/2016 (a)	4.07	0	0	0.50%	1.7%	12/31/2016 (a)	4.09	0	0	0.25%	1.9%	12/31/2016 (a)	4.11	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.7%
2018	2.4%
2017	3.2%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund Advisor Class - 06-946 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$113,303
Cost of units redeemed/account charges	(129,778)
Net investment income (loss)	(1,596)
Net realized gain (loss)	(790)
Realized gain distributions	18,861
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	8.5%	12/31/2020	$1.38	0	$0	1.00%	8.7%	12/31/2020	$1.40	0	$0	0.75%	9.0%
12/31/2019	1.25	0	0	1.25%	17.6%	12/31/2019	1.27	0	0	1.00%	17.9%	12/31/2019	1.28	0	0	0.75%	18.2%
12/31/2018	1.06	0	0	1.25%	-14.4%	12/31/2018	1.07	0	0	1.00%	-14.2%	12/31/2018	1.08	0	0	0.75%	-14.0%
12/31/2017	1.24	101	125	1.25%	11.5%	12/31/2017	1.25	0	0	1.00%	11.8%	12/31/2017	1.26	0	0	0.75%	12.1%
12/31/2016	1.11	101	112	1.25%	11.7%	12/31/2016	1.12	0	0	1.00%	11.9%	12/31/2016	1.13	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	9.3%	12/31/2020	$1.44	0	$0	0.25%	9.6%	12/31/2020	$1.46	0	$0	0.00%	9.8%
12/31/2019	1.30	0	0	0.50%	18.5%	12/31/2019	1.31	0	0	0.25%	18.8%	12/31/2019	1.33	0	0	0.00%	19.1%
12/31/2018	1.10	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.6%	12/31/2018	1.12	0	0	0.00%	-13.4%
12/31/2017	1.27	0	0	0.50%	12.3%	12/31/2017	1.28	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.14	0	0	0.25%	12.8%	12/31/2016	1.14	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund Advisor Class - 06-947
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,631	$94,771	4,314
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$97,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,635	21,390	$4.56
Band 100	-	-	4.63
Band 75	-	-	4.70
Band 50	-	-	4.77
Band 25	-	-	4.84
Band 0	-	-	4.92
Total	$97,635	21,390

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,801
Mortality & expense charges	(3,029)
Net investment income (loss)	3,772

Gain (loss) on investments:
Net realized gain (loss)	8,116
Realized gain distributions	1,162
Net change in unrealized appreciation (depreciation)	(4,660)
Net gain (loss)	4,618

Increase (decrease) in net assets from operations	$8,390

Statement of Changes in Net Assets

	Period ended December 31, 2020 *		Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,772		$2,812
Net realized gain (loss)	8,116		1,177
Realized gain distributions	1,162		-
Net change in unrealized appreciation (depreciation)	(4,660)		4,490

Increase (decrease) in net assets from operations	8,390		8,479

Contract owner transactions:
Proceeds from units sold	451,475		52,628
Cost of units redeemed	(562,132)		(124,682)
Account charges	(1,283)		(769)
Increase (decrease)	(111,940)		(72,823)
Net increase (decrease)	(103,550)		(64,344)
Net assets, beginning	201,185		265,529
Net assets, ending	$97,635		$201,185

Units sold	412,469	(a)	48,587	(a)
Units redeemed	(575,702)	(a)	(120,976)	(a)
Net increase (decrease)	(163,233)		(72,389)
Units outstanding, beginning	184,623	(a)	257,012	(a)
Units outstanding, ending	21,390		184,623

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,068,732
Cost of units redeemed/account charges	(994,326)
Net investment income (loss)	13,174
Net realized gain (loss)	5,731
Realized gain distributions	1,464
Net change in unrealized appreciation (depreciation)	2,860
Net assets	$97,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
(a) Effective September 11, 2020, the fund underwent a 1-for-4 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.56	21	$98	1.25%	4.7%	12/31/2020 (a)	$4.63	0	$0	1.00%	5.0%	12/31/2020 (a)	$4.70	0	$0	0.75%	5.2%
12/31/2019 (a)	4.36	185	201	1.25%	5.5%	12/31/2019 (a)	4.41	0	0	1.00%	5.7%	12/31/2019 (a)	4.47	0	0	0.75%	6.0%
12/31/2018 (a)	4.13	257	266	1.25%	0.7%	12/31/2018 (a)	4.17	0	0	1.00%	0.9%	12/31/2018 (a)	4.21	0	0	0.75%	1.2%
12/31/2017 (a)	4.10	203	209	1.25%	2.0%	12/31/2017 (a)	4.13	0	0	1.00%	2.2%	12/31/2017 (a)	4.17	0	0	0.75%	2.5%
12/31/2016 (a)	4.03	63	64	1.25%	1.0%	12/31/2016 (a)	4.05	0	0	1.00%	1.2%	12/31/2016 (a)	4.07	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.77	0	$0	0.50%	5.5%	12/31/2020 (a)	$4.84	0	$0	0.25%	5.8%	12/31/2020 (a)	$4.92	0	$0	0.00%	6.0%
12/31/2019 (a)	4.52	0	0	0.50%	6.3%	12/31/2019 (a)	4.58	0	0	0.25%	6.5%	12/31/2019 (a)	4.64	0	0	0.00%	6.8%
12/31/2018 (a)	4.26	0	0	0.50%	1.4%	12/31/2018 (a)	4.30	0	0	0.25%	1.7%	12/31/2018 (a)	4.34	0	0	0.00%	2.0%
12/31/2017 (a)	4.20	0	0	0.50%	2.7%	12/31/2017 (a)	4.23	0	0	0.25%	3.0%	12/31/2017 (a)	4.26	0	0	0.00%	3.2%
12/31/2016 (a)	4.09	0	0	0.50%	1.7%	12/31/2016 (a)	4.11	0	0	0.25%	2.0%	12/31/2016 (a)	4.13	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	2.1%
2018	2.6%
2017	3.8%
2016	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	1.25%	8.5%	12/31/2020	$1.40	0	$0	1.00%	8.8%	12/31/2020	$1.42	0	$0	0.75%	9.0%
12/31/2019	1.28	0	0	1.25%	17.5%	12/31/2019	1.29	0	0	1.00%	17.8%	12/31/2019	1.30	0	0	0.75%	18.1%
12/31/2018	1.08	0	0	1.25%	-14.4%	12/31/2018	1.09	0	0	1.00%	-14.2%	12/31/2018	1.10	0	0	0.75%	-14.0%
12/31/2017	1.27	0	0	1.25%	11.5%	12/31/2017	1.27	0	0	1.00%	11.8%	12/31/2017	1.28	0	0	0.75%	12.0%
12/31/2016	1.14	0	0	1.25%	13.7%	12/31/2016	1.14	0	0	1.00%	13.9%	12/31/2016	1.14	0	0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	9.3%	12/31/2020	$1.45	0	$0	0.25%	9.6%	12/31/2020	$1.47	0	$0	0.00%	9.8%
12/31/2019	1.31	0	0	0.50%	18.4%	12/31/2019	1.32	0	0	0.25%	18.7%	12/31/2019	1.33	0	0	0.00%	19.0%
12/31/2018	1.11	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.3%
12/31/2017	1.28	0	0	0.50%	12.3%	12/31/2017	1.29	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%
12/31/2016	1.14	0	0	0.50%	14.2%	12/31/2016	1.14	0	0	0.25%	14.4%	12/31/2016	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Institutional 3 Class - 06-CWF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$234
Cost of units redeemed/account charges	(234)
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	1.25%	13.7%	12/31/2020	$1.61	0	$0	1.00%	14.0%	12/31/2020	$1.62	0	$0	0.75%	14.2%
12/31/2019	1.40	0	0	1.25%	28.4%	12/31/2019	1.41	0	0	1.00%	28.7%	12/31/2019	1.42	0	0	0.75%	29.1%
12/31/2018	1.09	0	0	1.25%	-16.9%	12/31/2018	1.10	0	0	1.00%	-16.7%	12/31/2018	1.10	0	0	0.75%	-16.4%
12/31/2017	1.31	0	0	1.25%	30.7%	12/31/2017	1.32	0	0	1.00%	31.0%	12/31/2017	1.32	0	0	0.75%	31.4%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	14.5%	12/31/2020	$1.66	0	$0	0.25%	14.8%	12/31/2020	$1.67	0	$0	0.00%	15.1%
12/31/2019	1.43	0	0	0.50%	29.4%	12/31/2019	1.44	0	0	0.25%	29.7%	12/31/2019	1.46	0	0	0.00%	30.0%
12/31/2018	1.11	0	0	0.50%	-16.2%	12/31/2018	1.11	0	0	0.25%	-16.0%	12/31/2018	1.12	0	0	0.00%	-15.8%
12/31/2017	1.32	0	0	0.50%	31.7%	12/31/2017	1.33	0	0	0.25%	32.0%	12/31/2017	1.33	0	0	0.00%	32.4%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,524	$226,305	20,646
Receivables: investments sold	7,104
Payables: investments purchased	-
Net assets	$243,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,628	201,443	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$243,628	201,443

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,242
Mortality & expense charges	(2,639)
Net investment income (loss)	4,603

Gain (loss) on investments:
Net realized gain (loss)	(1,955)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,714
Net gain (loss)	9,759

Increase (decrease) in net assets from operations	$14,362

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,603	$4,867
Net realized gain (loss)	(1,955)	(1,355)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	11,714	14,769

Increase (decrease) in net assets from operations	14,362	18,281

Contract owner transactions:
Proceeds from units sold	67,546	78,709
Cost of units redeemed	(49,832)	(50,675)
Account charges	(65)	(24)
Increase (decrease)	17,649	28,010
Net increase (decrease)	32,011	46,291
Net assets, beginning	211,617	165,326
Net assets, ending	$243,628	$211,617

Units sold	61,518	70,260
Units redeemed	(46,472)	(45,433)
Net increase (decrease)	15,046	24,827
Units outstanding, beginning	186,397	161,570
Units outstanding, ending	201,443	186,397

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$391,496
Cost of units redeemed/account charges	(170,484)
Net investment income (loss)	20,440
Net realized gain (loss)	(8,043)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,219
Net assets	$243,628

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	201	$244	1.25%	6.5%	12/31/2020	$1.22	0	$0	1.00%	6.8%	12/31/2020	$1.23	0	$0	0.75%	7.1%
12/31/2019	1.14	186	212	1.25%	11.0%	12/31/2019	1.14	0	0	1.00%	11.2%	12/31/2019	1.15	0	0	0.75%	11.5%
12/31/2018	1.02	162	165	1.25%	-8.8%	12/31/2018	1.03	0	0	1.00%	-8.6%	12/31/2018	1.03	0	0	0.75%	-8.4%
12/31/2017	1.12	155	174	1.25%	11.4%	12/31/2017	1.13	0	0	1.00%	11.7%	12/31/2017	1.13	0	0	0.75%	11.9%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.8%	12/31/2016	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	7.3%	12/31/2020	$1.26	0	$0	0.25%	7.6%	12/31/2020	$1.27	0	$0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	11.8%	12/31/2019	1.17	0	0	0.25%	12.1%	12/31/2019	1.18	0	0	0.00%	12.3%
12/31/2018	1.04	0	0	0.50%	-8.1%	12/31/2018	1.04	0	0	0.25%	-7.9%	12/31/2018	1.05	0	0	0.00%	-7.7%
12/31/2017	1.13	0	0	0.50%	12.2%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.14	0	0	0.00%	12.8%
12/31/2016	1.01	0	0	0.50%	0.8%	12/31/2016	1.01	0	0	0.25%	0.8%	12/31/2016	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	3.8%
2018	5.1%
2017	6.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund A Class - 06-FTM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,539	$145,109	16,127
Receivables: investments sold	442
Payables: investments purchased	-
Net assets	$154,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,690	48,602	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	101,291	87,736	1.15
Total	$154,981	136,338

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,383
Mortality & expense charges	(350)
Net investment income (loss)	1,033

Gain (loss) on investments:
Net realized gain (loss)	(95)
Realized gain distributions	570
Net change in unrealized appreciation (depreciation)	3,375
Net gain (loss)	3,850

Increase (decrease) in net assets from operations	$4,883

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,033	$3,315
Net realized gain (loss)	(95)	(12)
Realized gain distributions	570	201
Net change in unrealized appreciation (depreciation)	3,375	6,055

Increase (decrease) in net assets from operations	4,883	9,559

Contract owner transactions:
Proceeds from units sold	46,766	100,484
Cost of units redeemed	(1,829)	(4,872)
Account charges	(8)	(2)
Increase (decrease)	44,929	95,610
Net increase (decrease)	49,812	105,169
Net assets, beginning	105,169	-
Net assets, ending	$154,981	$105,169

Units sold	46,757	96,081
Units redeemed	(1,789)	(4,711)
Net increase (decrease)	44,968	91,370
Units outstanding, beginning	91,370	-
Units outstanding, ending	136,338	91,370

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$147,250
Cost of units redeemed/account charges	(6,711)
Net investment income (loss)	4,348
Net realized gain (loss)	(107)
Realized gain distributions	771
Net change in unrealized appreciation (depreciation)	9,430
Net assets	$154,981

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	49	$54	1.25%	-1.6%	12/31/2020	$1.11	0	$0	1.00%	-1.4%	12/31/2020	$1.12	0	$0	0.75%	-1.1%
12/31/2019	1.12	20	23	1.25%	20.6%	12/31/2019	1.13	0	0	1.00%	20.9%	12/31/2019	1.14	0	0	0.75%	21.2%
12/31/2018	0.93	0	0	1.25%	-17.8%	12/31/2018	0.94	0	0	1.00%	-17.6%	12/31/2018	0.94	0	0	0.75%	-17.3%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	-0.9%	12/31/2020	$1.14	0	$0	0.25%	-0.6%	12/31/2020	$1.15	88	$101	0.00%	-0.4%
12/31/2019	1.14	0	0	0.50%	21.5%	12/31/2019	1.15	0	0	0.25%	21.8%	12/31/2019	1.16	71	82	0.00%	22.1%
12/31/2018	0.94	0	0	0.50%	-17.1%	12/31/2018	0.95	0	0	0.25%	-16.9%	12/31/2018	0.95	0	0	0.00%	-16.7%
12/31/2017	1.14	0	0	0.50%	13.7%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	6.5%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund Advisor Class - 06-FTN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,954,739	$18,372,666	1,997,128
Receivables: investments sold	-
Payables: investments purchased	(822,253)
Net assets	$19,132,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,132,486	17,168,665	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$19,132,486	17,168,665

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$242,394
Mortality & expense charges	(218,259)
Net investment income (loss)	24,135

Gain (loss) on investments:
Net realized gain (loss)	(916,060)
Realized gain distributions	89,962
Net change in unrealized appreciation (depreciation)	(504,303)
Net gain (loss)	(1,330,401)

Increase (decrease) in net assets from operations	$(1,306,266)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,135	$703,459
Net realized gain (loss)	(916,060)	10,604
Realized gain distributions	89,962	44,739
Net change in unrealized appreciation (depreciation)	(504,303)	2,195,376

Increase (decrease) in net assets from operations	(1,306,266)	2,954,178

Contract owner transactions:
Proceeds from units sold	3,424,712	21,354,966
Cost of units redeemed	(5,638,700)	(2,458,246)
Account charges	(62,870)	(36,091)
Increase (decrease)	(2,276,858)	18,860,629
Net increase (decrease)	(3,583,124)	21,814,807
Net assets, beginning	22,715,610	900,803
Net assets, ending	$19,132,486	$22,715,610

Units sold	3,740,545	21,500,122
Units redeemed	(6,665,157)	(2,370,360)
Net increase (decrease)	(2,924,612)	19,129,762
Units outstanding, beginning	20,093,277	963,515
Units outstanding, ending	17,168,665	20,093,277

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$25,775,360
Cost of units redeemed/account charges	(8,197,568)
Net investment income (loss)	738,796
Net realized gain (loss)	(905,599)
Realized gain distributions	139,424
Net change in unrealized appreciation (depreciation)	1,582,073
Net assets	$19,132,486

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	17,169	$19,132	1.25%	-1.4%	12/31/2020	$1.12	0	$0	1.00%	-1.2%	12/31/2020	$1.13	0	$0	0.75%	-0.9%
12/31/2019	1.13	20,093	22,716	1.25%	20.9%	12/31/2019	1.14	0	0	1.00%	21.2%	12/31/2019	1.14	0	0	0.75%	21.5%
12/31/2018	0.93	964	901	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.4%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	-0.7%	12/31/2020	$1.15	0	$0	0.25%	-0.4%	12/31/2020	$1.16	0	$0	0.00%	-0.2%
12/31/2019	1.15	0	0	0.50%	21.8%	12/31/2019	1.16	0	0	0.25%	22.1%	12/31/2019	1.17	0	0	0.00%	22.4%
12/31/2018	0.95	0	0	0.50%	-16.9%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	6.8%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,546,343	$1,442,033	156,506
Receivables: investments sold	-
Payables: investments purchased	(47,010)
Net assets	$1,499,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,499,333	1,339,226	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,499,333	1,339,226

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20,578
Mortality & expense charges	(16,513)
Net investment income (loss)	4,065

Gain (loss) on investments:
Net realized gain (loss)	(20,168)
Realized gain distributions	7,150
Net change in unrealized appreciation (depreciation)	20,429
Net gain (loss)	7,411

Increase (decrease) in net assets from operations	$11,476

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,065	$48,641
Net realized gain (loss)	(20,168)	2,556
Realized gain distributions	7,150	3,001
Net change in unrealized appreciation (depreciation)	20,429	87,147

Increase (decrease) in net assets from operations	11,476	141,345

Contract owner transactions:
Proceeds from units sold	314,831	2,009,298
Cost of units redeemed	(364,522)	(634,681)
Account charges	(3,573)	(2,572)
Increase (decrease)	(53,264)	1,372,045
Net increase (decrease)	(41,788)	1,513,390
Net assets, beginning	1,541,121	27,731
Net assets, ending	$1,499,333	$1,541,121

Units sold	347,834	1,939,294
Units redeemed	(367,180)	(610,322)
Net increase (decrease)	(19,346)	1,328,972
Units outstanding, beginning	1,358,572	29,600
Units outstanding, ending	1,339,226	1,358,572

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,405,668
Cost of units redeemed/account charges	(1,051,888)
Net investment income (loss)	52,874
Net realized gain (loss)	(22,304)
Realized gain distributions	10,673
Net change in unrealized appreciation (depreciation)	104,310
Net assets	$1,499,333

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	1,339	$1,499	1.25%	-1.3%	12/31/2020	$1.13	0	$0	1.00%	-1.1%	12/31/2020	$1.14	0	$0	0.75%	-0.8%
12/31/2019	1.13	1,359	1,541	1.25%	21.1%	12/31/2019	1.14	0	0	1.00%	21.4%	12/31/2019	1.15	0	0	0.75%	21.7%
12/31/2018	0.94	30	28	1.25%	-17.4%	12/31/2018	0.94	0	0	1.00%	-17.2%	12/31/2018	0.94	0	0	0.75%	-17.0%
12/31/2017	1.13	0	0	1.25%	13.5%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	-0.6%	12/31/2020	$1.16	0	$0	0.25%	-0.3%	12/31/2020	$1.17	0	$0	0.00%	-0.1%
12/31/2019	1.16	0	0	0.50%	22.0%	12/31/2019	1.16	0	0	0.25%	22.3%	12/31/2019	1.17	0	0	0.00%	22.6%
12/31/2018	0.95	0	0	0.50%	-16.8%	12/31/2018	0.95	0	0	0.25%	-16.6%	12/31/2018	0.95	0	0	0.00%	-16.4%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	7.2%
2018	3.5%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$639,407	$543,052	5,462
Receivables: investments sold	-
Payables: investments purchased	(479)
Net assets	$638,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$638,928	295,862	$2.16
Band 100	-	-	2.18
Band 75	-	-	2.20
Band 50	-	-	2.22
Band 25	-	-	2.24
Band 0	-	-	2.26
Total	$638,928	295,862

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,694
Mortality & expense charges	(6,472)
Net investment income (loss)	(3,778)

Gain (loss) on investments:
Net realized gain (loss)	83,659
Realized gain distributions	52,591
Net change in unrealized appreciation (depreciation)	33,073
Net gain (loss)	169,323

Increase (decrease) in net assets from operations	$165,545

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,778)	$(7,769)
Net realized gain (loss)	83,659	17,292
Realized gain distributions	52,591	70,791
Net change in unrealized appreciation (depreciation)	33,073	178,750

Increase (decrease) in net assets from operations	165,545	259,064

Contract owner transactions:
Proceeds from units sold	349,102	28,484
Cost of units redeemed	(440,466)	(219,421)
Account charges	(196)	(716)
Increase (decrease)	(91,560)	(191,653)
Net increase (decrease)	73,985	67,411
Net assets, beginning	564,943	497,532
Net assets, ending	$638,928	$564,943

Units sold	192,852	22,793
Units redeemed	(271,036)	(151,271)
Net increase (decrease)	(78,184)	(128,478)
Units outstanding, beginning	374,046	502,524
Units outstanding, ending	295,862	374,046

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,081,060
Cost of units redeemed/account charges	(819,051)
Net investment income (loss)	(18,220)
Net realized gain (loss)	89,268
Realized gain distributions	209,516
Net change in unrealized appreciation (depreciation)	96,355
Net assets	$638,928

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	296	$639	1.25%	43.0%	12/31/2020	$2.18	0	$0	1.00%	43.3%	12/31/2020	$2.20	0	$0	0.75%	43.7%
12/31/2019	1.51	374	565	1.25%	52.6%	12/31/2019	1.52	0	0	1.00%	52.9%	12/31/2019	1.53	0	0	0.75%	53.3%
12/31/2018	0.99	503	498	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	0	0	0.75%	-8.1%
12/31/2017	1.08	318	345	1.25%	8.3%	12/31/2017	1.08	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.22	0	$0	0.50%	44.1%	12/31/2020	$2.24	0	$0	0.25%	44.4%	12/31/2020	$2.26	0	$0	0.00%	44.8%
12/31/2019	1.54	0	0	0.50%	53.7%	12/31/2019	1.55	0	0	0.25%	54.1%	12/31/2019	1.56	0	0	0.00%	54.5%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.5%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund Institutional 3 Class - 06-FTT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,848	$179,930	8,123
Receivables: investments sold	3,264
Payables: investments purchased	-
Net assets	$183,112

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,112	41,007	$4.47
Band 100	-	-	4.51
Band 75	-	-	4.54
Band 50	-	-	4.58
Band 25	-	-	4.63
Band 0	-	-	4.67
Total	$183,112	41,007

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,085
Mortality & expense charges	(11,275)
Net investment income (loss)	15,810

Gain (loss) on investments:
Net realized gain (loss)	18,470
Realized gain distributions	2,083
Net change in unrealized appreciation (depreciation)	(92)
Net gain (loss)	20,461

Increase (decrease) in net assets from operations	$36,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *		Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,810		$822
Net realized gain (loss)	18,470		561
Realized gain distributions	2,083		-
Net change in unrealized appreciation (depreciation)	(92)		9

Increase (decrease) in net assets from operations	36,271		1,392

Contract owner transactions:
Proceeds from units sold	349,403		968,059
Cost of units redeemed	(1,098,156)		(70,169)
Account charges	(2,833)		(913)
Increase (decrease)	(751,586)		896,977
Net increase (decrease)	(715,315)		898,369
Net assets, beginning	898,427		58
Net assets, ending	$183,112		$898,427

Units sold	283,446	(a)	910,478	(a)
Units redeemed	(1,086,117)	(a)	(66,858)	(a)
Net increase (decrease)	(802,671)		843,620
Units outstanding, beginning	843,678	(a)	58	(a)
Units outstanding, ending	41,007		843,678

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,317,519
Cost of units redeemed/account charges	(1,172,071)
Net investment income (loss)	16,632
Net realized gain (loss)	19,031
Realized gain distributions	2,083
Net change in unrealized appreciation (depreciation)	(82)
Net assets	$183,112

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
(a) Effective September 11, 2020, the fund underwent a 1-for-4 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.47	41	$183	1.25%	4.8%	12/31/2020 (a)	$4.51	0	$0	1.00%	5.1%	12/31/2020 (a)	$4.54	0	$0	0.75%	5.4%
12/31/2019 (a)	4.26	844	898	1.25%	5.6%	12/31/2019 (a)	4.29	0	0	1.00%	5.9%	12/31/2019 (a)	4.31	0	0	0.75%	6.2%
12/31/2018 (a)	4.03	0	0	1.25%	0.8%	12/31/2018 (a)	4.05	0	0	1.00%	1.1%	12/31/2018 (a)	4.06	0	0	0.75%	1.3%
12/31/2017 (a)	4.00	0	0	1.25%	0.0%	12/31/2017 (a)	4.00	0	0	1.00%	0.1%	12/31/2017 (a)	4.01	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$4.58	0	$0	0.50%	5.6%	12/31/2020 (a)	$4.63	0	$0	0.25%	5.9%	12/31/2020 (a)	$4.67	0	$0	0.00%	6.1%
12/31/2019 (a)	4.34	0	0	0.50%	6.4%	12/31/2019 (a)	4.37	0	0	0.25%	6.7%	12/31/2019 (a)	4.40	0	0	0.00%	7.0%
12/31/2018 (a)	4.08	0	0	0.50%	1.6%	12/31/2018 (a)	4.09	0	0	0.25%	1.9%	12/31/2018 (a)	4.11	0	0	0.00%	2.1%
12/31/2017 (a)	4.01	0	0	0.50%	0.3%	12/31/2017 (a)	4.02	0	0	0.25%	0.5%	12/31/2017 (a)	4.02	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	0.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Institutional 3 Class - 06-46K (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	20.9%	12/31/2020	$1.34	0	$0	1.00%	21.2%	12/31/2020	$1.35	0	$0	0.75%	21.5%
12/31/2019	1.11	0	0	1.25%	10.7%	12/31/2019	1.11	0	0	1.00%	10.8%	12/31/2019	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	21.8%	12/31/2020	$1.36	0	$0	0.25%	22.1%	12/31/2020	$1.36	0	$0	0.00%	22.4%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income I3 Class - 06-4FK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,133	$1,942	82
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$2,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,172	1,914	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$2,172	1,914

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9
Mortality & expense charges	(5)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	191
Net gain (loss)	191

Increase (decrease) in net assets from operations	$195

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	191	-

Increase (decrease) in net assets from operations	195	-

Contract owner transactions:
Proceeds from units sold	1,978	-
Cost of units redeemed	(1)	-
Account charges	-	-
Increase (decrease)	1,977	-
Net increase (decrease)	2,172	-
Net assets, beginning	-	-
Net assets, ending	$2,172	$-

Units sold	1,914	-
Units redeemed	-	-
Net increase (decrease)	1,914	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,914	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,978
Cost of units redeemed/account charges	(1)
Net investment income (loss)	4
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	191
Net assets	$2,172

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	2	$2	1.25%	6.6%	12/31/2020	$1.14	0	$0	1.00%	6.8%	12/31/2020	$1.14	0	$0	0.75%	7.1%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	7.4%	12/31/2020	$1.15	0	$0	0.25%	7.6%	12/31/2020	$1.15	0	$0	0.00%	7.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Gr Institutional 3 Class - 06-4GF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	1.25%	40.9%	12/31/2020	$1.41	0	$0	1.00%	41.2%	12/31/2020	$1.42	0	$0	0.75%	41.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	41.9%	12/31/2020	$1.42	0	$0	0.25%	42.2%	12/31/2020	$1.43	0	$0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Val Institutional 3 Class - 06-4GG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	5.5%	12/31/2020	$1.06	0	$0	1.00%	5.7%	12/31/2020	$1.06	0	$0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	6.2%	12/31/2020	$1.06	0	$0	0.25%	6.5%	12/31/2020	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Glbl Equity Advisor Class - 06-4NM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,737	$7,324	408
Receivables: investments sold	-
Payables: investments purchased	(390)
Net assets	$7,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,347	6,095	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$7,347	6,095

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(40)
Net investment income (loss)	(40)

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	603
Net change in unrealized appreciation (depreciation)	413
Net gain (loss)	1,018

Increase (decrease) in net assets from operations	$978

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(40)	$-
Net realized gain (loss)	2	-
Realized gain distributions	603	-
Net change in unrealized appreciation (depreciation)	413	-

Increase (decrease) in net assets from operations	978	-

Contract owner transactions:
Proceeds from units sold	6,750	-
Cost of units redeemed	(381)	-
Account charges	-	-
Increase (decrease)	6,369	-
Net increase (decrease)	7,347	-
Net assets, beginning	-	-
Net assets, ending	$7,347	$-

Units sold	6,421	-
Units redeemed	(326)	-
Net increase (decrease)	6,095	-
Units outstanding, beginning	-	-
Units outstanding, ending	6,095	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,750
Cost of units redeemed/account charges	(381)
Net investment income (loss)	(40)
Net realized gain (loss)	2
Realized gain distributions	603
Net change in unrealized appreciation (depreciation)	413
Net assets	$7,347

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	6	$7	1.25%	20.5%	12/31/2020	$1.21	0	$0	1.00%	20.7%	12/31/2020	$1.21	0	$0	0.75%	20.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	21.0%	12/31/2020	$1.21	0	$0	0.25%	21.2%	12/31/2020	$1.21	0	$0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	20.4%	12/31/2020	$1.21	0	$0	1.00%	20.5%	12/31/2020	$1.21	0	$0	0.75%	20.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	20.8%	12/31/2020	$1.21	0	$0	0.25%	21.0%	12/31/2020	$1.21	0	$0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
CRM Mid Cap Value Investor Class - 06-551
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,598	$84,768	4,065
Receivables: investments sold	-
Payables: investments purchased	(204)
Net assets	$94,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,394	27,899	$3.38
Band 100	-	-	3.48
Band 75	-	-	3.59
Band 50	-	-	3.69
Band 25	-	-	3.80
Band 0	-	-	3.91
Total	$94,394	27,899

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$354
Mortality & expense charges	(214)
Net investment income (loss)	140

Gain (loss) on investments:
Net realized gain (loss)	(15)
Realized gain distributions	1,430
Net change in unrealized appreciation (depreciation)	9,854
Net gain (loss)	11,269

Increase (decrease) in net assets from operations	$11,409

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$140	$(10)
Net realized gain (loss)	(15)	(2)
Realized gain distributions	1,430	5
Net change in unrealized appreciation (depreciation)	9,854	43

Increase (decrease) in net assets from operations	11,409	36

Contract owner transactions:
Proceeds from units sold	83,485	2
Cost of units redeemed	(678)	-
Account charges	(58)	-
Increase (decrease)	82,749	2
Net increase (decrease)	94,158	38
Net assets, beginning	236	198
Net assets, ending	$94,394	$236

Units sold	28,056	-
Units redeemed	(233)	(3)
Net increase (decrease)	27,823	(3)
Units outstanding, beginning	76	79
Units outstanding, ending	27,899	76

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,163,827
Cost of units redeemed/account charges	(1,387,917)
Net investment income (loss)	(20,968)
Net realized gain (loss)	35,039
Realized gain distributions	294,583
Net change in unrealized appreciation (depreciation)	9,830
Net assets	$94,394

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.38	28	$94	1.25%	9.2%	12/31/2020	$3.48	0	$0	1.00%	9.5%	12/31/2020	$3.59	0	$0	0.75%	9.7%
12/31/2019	3.10	0	0	1.25%	23.0%	12/31/2019	3.18	0	0	1.00%	23.3%	12/31/2019	3.27	0	0	0.75%	23.6%
12/31/2018	2.52	0	0	1.25%	-8.2%	12/31/2018	2.58	0	0	1.00%	-8.0%	12/31/2018	2.64	0	0	0.75%	-7.8%
12/31/2017	2.75	0	0	1.25%	17.6%	12/31/2017	2.81	0	0	1.00%	17.9%	12/31/2017	2.87	0	0	0.75%	18.2%
12/31/2016	2.33	0	0	1.25%	14.6%	12/31/2016	2.38	0	0	1.00%	14.9%	12/31/2016	2.43	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.69	0	$0	0.50%	10.0%	12/31/2020	$3.80	0	$0	0.25%	10.3%	12/31/2020	$3.91	0	$0	0.00%	10.6%
12/31/2019	3.36	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.54	0	0	0.00%	24.6%
12/31/2018	2.71	0	0	0.50%	-7.5%	12/31/2018	2.77	0	0	0.25%	-7.3%	12/31/2018	2.84	0	0	0.00%	-7.1%
12/31/2017	2.93	0	0	0.50%	18.5%	12/31/2017	2.99	0	0	0.25%	18.8%	12/31/2017	3.06	0	0	0.00%	19.1%
12/31/2016	2.47	0	0	0.50%	15.4%	12/31/2016	2.52	0	0	0.25%	15.7%	12/31/2016	2.57	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.5%
2018	0.0%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
CRM Small Cap Value Investor Class - 06-552 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.93
Band 100	-	-	3.02
Band 75	-	-	3.11
Band 50	-	-	3.20
Band 25	-	-	3.30
Band 0	-	-	3.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.93	0	$0	1.25%	-4.5%	12/31/2020	$3.02	0	$0	1.00%	-4.2%	12/31/2020	$3.11	0	$0	0.75%	-4.0%
12/31/2019	3.07	0	0	1.25%	24.2%	12/31/2019	3.15	0	0	1.00%	24.5%	12/31/2019	3.24	0	0	0.75%	24.8%
12/31/2018	2.47	0	0	1.25%	-16.4%	12/31/2018	2.53	0	0	1.00%	-16.2%	12/31/2018	2.59	0	0	0.75%	-16.0%
12/31/2017	2.96	0	0	1.25%	12.9%	12/31/2017	3.02	0	0	1.00%	13.2%	12/31/2017	3.09	0	0	0.75%	13.5%
12/31/2016	2.62	0	0	1.25%	23.0%	12/31/2016	2.67	0	0	1.00%	23.3%	12/31/2016	2.72	0	0	0.75%	23.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.20	0	$0	0.50%	-3.8%	12/31/2020	$3.30	0	$0	0.25%	-3.5%	12/31/2020	$3.39	0	$0	0.00%	-3.3%
12/31/2019	3.33	0	0	0.50%	25.1%	12/31/2019	3.42	0	0	0.25%	25.4%	12/31/2019	3.51	0	0	0.00%	25.7%
12/31/2018	2.66	0	0	0.50%	-15.8%	12/31/2018	2.72	0	0	0.25%	-15.6%	12/31/2018	2.79	0	0	0.00%	-15.3%
12/31/2017	3.16	0	0	0.50%	13.8%	12/31/2017	3.23	0	0	0.25%	14.1%	12/31/2017	3.30	0	0	0.00%	14.3%
12/31/2016	2.77	0	0	0.50%	23.9%	12/31/2016	2.83	0	0	0.25%	24.2%	12/31/2016	2.88	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Small Cap Value Fund R6 Class - 06-3CN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,779	$76,941	1,311
Receivables: investments sold	-
Payables: investments purchased	(3,500)
Net assets	$83,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,279	83,322	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$83,279	83,322

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$826
Mortality & expense charges	(943)
Net investment income (loss)	(117)

Gain (loss) on investments:
Net realized gain (loss)	(8,761)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,039
Net gain (loss)	(1,722)

Increase (decrease) in net assets from operations	$(1,839)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(117)	$526
Net realized gain (loss)	(8,761)	46
Realized gain distributions	-	2,338
Net change in unrealized appreciation (depreciation)	7,039	2,799

Increase (decrease) in net assets from operations	(1,839)	5,709

Contract owner transactions:
Proceeds from units sold	41,714	112,264
Cost of units redeemed	(34,283)	(40,071)
Account charges	(74)	(141)
Increase (decrease)	7,357	72,052
Net increase (decrease)	5,518	77,761
Net assets, beginning	77,761	-
Net assets, ending	$83,279	$77,761

Units sold	51,171	118,742
Units redeemed	(43,875)	(42,716)
Net increase (decrease)	7,296	76,026
Units outstanding, beginning	76,026	-
Units outstanding, ending	83,322	76,026

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$153,978
Cost of units redeemed/account charges	(74,569)
Net investment income (loss)	409
Net realized gain (loss)	(8,715)
Realized gain distributions	2,338
Net change in unrealized appreciation (depreciation)	9,838
Net assets	$83,279

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	83	$83	1.25%	-2.3%	12/31/2020	$1.01	0	$0	1.00%	-2.0%	12/31/2020	$1.01	0	$0	0.75%	-1.8%
12/31/2019	1.02	76	78	1.25%	26.8%	12/31/2019	1.03	0	0	1.00%	27.1%	12/31/2019	1.03	0	0	0.75%	27.4%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	-1.5%	12/31/2020	$1.03	0	$0	0.25%	-1.3%	12/31/2020	$1.03	0	$0	0.00%	-1.1%
12/31/2019	1.04	0	0	0.50%	27.7%	12/31/2019	1.04	0	0	0.25%	28.1%	12/31/2019	1.04	0	0	0.00%	28.4%
12/31/2018	0.81	0	0	0.50%	-18.9%	12/31/2018	0.81	0	0	0.25%	-18.8%	12/31/2018	0.81	0	0	0.00%	-18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	2.5%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Small Cap Core Fund R6 Class - 06-3GP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,949	$23,368	1,288
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$34,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,913	31,194	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$34,913	31,194

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$103
Mortality & expense charges	(271)
Net investment income (loss)	(168)

Gain (loss) on investments:
Net realized gain (loss)	987
Realized gain distributions	236
Net change in unrealized appreciation (depreciation)	11,465
Net gain (loss)	12,688

Increase (decrease) in net assets from operations	$12,520

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(168)	$(6)
Net realized gain (loss)	987	-
Realized gain distributions	236	37
Net change in unrealized appreciation (depreciation)	11,465	116

Increase (decrease) in net assets from operations	12,520	147

Contract owner transactions:
Proceeds from units sold	27,826	2,261
Cost of units redeemed	(7,733)	-
Account charges	(108)	-
Increase (decrease)	19,985	2,261
Net increase (decrease)	32,505	2,408
Net assets, beginning	2,408	-
Net assets, ending	$34,913	$2,408

Units sold	37,692	2,455
Units redeemed	(8,953)	-
Net increase (decrease)	28,739	2,455
Units outstanding, beginning	2,455	-
Units outstanding, ending	31,194	2,455

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,087
Cost of units redeemed/account charges	(7,841)
Net investment income (loss)	(174)
Net realized gain (loss)	987
Realized gain distributions	273
Net change in unrealized appreciation (depreciation)	11,581
Net assets	$34,913

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	31	$35	1.25%	14.1%	12/31/2020	$1.13	0	$0	1.00%	14.4%	12/31/2020	$1.13	0	$0	0.75%	14.7%
12/31/2019	0.98	2	2	1.25%	24.6%	12/31/2019	0.98	0	0	1.00%	24.9%	12/31/2019	0.99	0	0	0.75%	25.2%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	14.9%	12/31/2020	$1.15	0	$0	0.25%	15.2%	12/31/2020	$1.15	0	$0	0.00%	15.5%
12/31/2019	0.99	0	0	0.50%	25.5%	12/31/2019	1.00	0	0	0.25%	25.8%	12/31/2019	1.00	0	0	0.00%	26.2%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Emerging Markets Fund R6 Class - 06-3YK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,695	$6,451	400
Receivables: investments sold	1,622
Payables: investments purchased	-
Net assets	$10,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,317	7,294	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.44
Total	$10,317	7,294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21
Mortality & expense charges	(77)
Net investment income (loss)	(56)

Gain (loss) on investments:
Net realized gain (loss)	26
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	1,664
Net gain (loss)	1,737

Increase (decrease) in net assets from operations	$1,681

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56)	$35
Net realized gain (loss)	26	-
Realized gain distributions	47	-
Net change in unrealized appreciation (depreciation)	1,664	580

Increase (decrease) in net assets from operations	1,681	615

Contract owner transactions:
Proceeds from units sold	3,647	5,241
Cost of units redeemed	(634)	(213)
Account charges	(17)	(3)
Increase (decrease)	2,996	5,025
Net increase (decrease)	4,677	5,640
Net assets, beginning	5,640	-
Net assets, ending	$10,317	$5,640

Units sold	2,798	5,149
Units redeemed	(464)	(189)
Net increase (decrease)	2,334	4,960
Units outstanding, beginning	4,960	-
Units outstanding, ending	7,294	4,960

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,888
Cost of units redeemed/account charges	(867)
Net investment income (loss)	(21)
Net realized gain (loss)	26
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	2,244
Net assets	$10,317

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	7	$10	1.25%	24.4%	12/31/2020	$1.42	0	$0	1.00%	24.7%	12/31/2020	$1.43	0	$0	0.75%	25.0%
12/31/2019	1.14	5	6	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	13.9%	12/31/2019	1.14	0	0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	25.3%	12/31/2020	$1.44	0	$0	0.25%	25.6%	12/31/2020	$1.44	0	$0	0.00%	26.0%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.3%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Mid Cap Value Fund S Class - 06-632
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,999	$14,601	973
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$17,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,009	4,594	$3.70
Band 100	-	-	3.81
Band 75	-	-	3.93
Band 50	-	-	4.04
Band 25	-	-	4.16
Band 0	-	-	4.28
Total	$17,009	4,594

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$176
Mortality & expense charges	(829)
Net investment income (loss)	(653)

Gain (loss) on investments:
Net realized gain (loss)	13,285
Realized gain distributions	482
Net change in unrealized appreciation (depreciation)	(4,099)
Net gain (loss)	9,668

Increase (decrease) in net assets from operations	$9,015

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(653)	$(2,041)
Net realized gain (loss)	13,285	(23,787)
Realized gain distributions	482	6,081
Net change in unrealized appreciation (depreciation)	(4,099)	70,193

Increase (decrease) in net assets from operations	9,015	50,446

Contract owner transactions:
Proceeds from units sold	9,830	28,568
Cost of units redeemed	(100,587)	(191,208)
Account charges	(5)	(170)
Increase (decrease)	(90,762)	(162,810)
Net increase (decrease)	(81,747)	(112,364)
Net assets, beginning	98,756	211,120
Net assets, ending	$17,009	$98,756

Units sold	3,225	10,189
Units redeemed	(29,997)	(63,584)
Net increase (decrease)	(26,772)	(53,395)
Units outstanding, beginning	31,366	84,761
Units outstanding, ending	4,594	31,366

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$398,632
Cost of units redeemed/account charges	(426,272)
Net investment income (loss)	(3,166)
Net realized gain (loss)	(5,562)
Realized gain distributions	50,979
Net change in unrealized appreciation (depreciation)	2,398
Net assets	$17,009

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.70	5	$17	1.25%	17.6%	12/31/2020	$3.81	0	$0	1.00%	17.9%	12/31/2020	$3.93	0	$0	0.75%	18.2%
12/31/2019	3.15	31	99	1.25%	26.4%	12/31/2019	3.23	0	0	1.00%	26.7%	12/31/2019	3.32	0	0	0.75%	27.0%
12/31/2018	2.49	85	211	1.25%	-18.0%	12/31/2018	2.55	0	0	1.00%	-17.8%	12/31/2018	2.61	0	0	0.75%	-17.6%
12/31/2017	3.04	71	217	1.25%	11.6%	12/31/2017	3.11	0	0	1.00%	11.9%	12/31/2017	3.17	0	0	0.75%	12.2%
12/31/2016	2.72	20	56	1.25%	10.3%	12/31/2016	2.78	0	0	1.00%	10.5%	12/31/2016	2.83	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.04	0	$0	0.50%	18.5%	12/31/2020	$4.16	0	$0	0.25%	18.8%	12/31/2020	$4.28	0	$0	0.00%	19.1%
12/31/2019	3.41	0	0	0.50%	27.4%	12/31/2019	3.50	0	0	0.25%	27.7%	12/31/2019	3.60	0	0	0.00%	28.0%
12/31/2018	2.68	0	0	0.50%	-17.4%	12/31/2018	2.74	0	0	0.25%	-17.2%	12/31/2018	2.81	0	0	0.00%	-17.0%
12/31/2017	3.24	0	0	0.50%	12.4%	12/31/2017	3.31	0	0	0.25%	12.7%	12/31/2017	3.39	0	0	0.00%	13.0%
12/31/2016	2.88	0	0	0.50%	11.1%	12/31/2016	2.94	0	0	0.25%	11.4%	12/31/2016	3.00	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.6%
2018	1.2%
2017	1.3%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Assets Fund S Class - 06-631
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290	$250	27
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290	169	$1.72
Band 100	-	-	1.77
Band 75	-	-	1.82
Band 50	-	-	1.88
Band 25	-	-	1.93
Band 0	-	-	1.99
Total	$290	169

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2
Mortality & expense charges	(38)
Net investment income (loss)	(36)

Gain (loss) on investments:
Net realized gain (loss)	42
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(923)
Net gain (loss)	(881)

Increase (decrease) in net assets from operations	$(917)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36)	$151
Net realized gain (loss)	42	540
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(923)	2,609

Increase (decrease) in net assets from operations	(917)	3,300

Contract owner transactions:
Proceeds from units sold	335	199
Cost of units redeemed	(12,186)	(9,163)
Account charges	(8)	(105)
Increase (decrease)	(11,859)	(9,069)
Net increase (decrease)	(12,776)	(5,769)
Net assets, beginning	13,066	18,835
Net assets, ending	$290	$13,066

Units sold	230	125
Units redeemed	(7,859)	(5,819)
Net increase (decrease)	(7,629)	(5,694)
Units outstanding, beginning	7,798	13,492
Units outstanding, ending	169	7,798

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$132,759
Cost of units redeemed/account charges	(138,893)
Net investment income (loss)	2,014
Net realized gain (loss)	4,370
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	40
Net assets	$290

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	1.25%	2.6%	12/31/2020	$1.77	0	$0	1.00%	2.8%	12/31/2020	$1.82	0	$0	0.75%	3.1%
12/31/2019	1.68	8	13	1.25%	20.0%	12/31/2019	1.72	0	0	1.00%	20.3%	12/31/2019	1.77	0	0	0.75%	20.6%
12/31/2018	1.40	13	19	1.25%	-6.4%	12/31/2018	1.43	0	0	1.00%	-6.1%	12/31/2018	1.47	0	0	0.75%	-5.9%
12/31/2017	1.49	42	62	1.25%	13.4%	12/31/2017	1.52	0	0	1.00%	13.7%	12/31/2017	1.56	0	0	0.75%	14.0%
12/31/2016	1.31	44	58	1.25%	2.9%	12/31/2016	1.34	0	0	1.00%	3.2%	12/31/2016	1.37	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	0	$0	0.50%	3.4%	12/31/2020	$1.93	0	$0	0.25%	3.6%	12/31/2020	$1.99	0	$0	0.00%	3.9%
12/31/2019	1.82	0	0	0.50%	20.9%	12/31/2019	1.86	0	0	0.25%	21.2%	12/31/2019	1.91	0	0	0.00%	21.5%
12/31/2018	1.50	0	0	0.50%	-5.7%	12/31/2018	1.54	0	0	0.25%	-5.4%	12/31/2018	1.58	0	0	0.00%	-5.2%
12/31/2017	1.59	0	0	0.50%	14.3%	12/31/2017	1.63	0	0	0.25%	14.5%	12/31/2017	1.66	0	0	0.00%	14.8%
12/31/2016	1.39	0	0	0.50%	3.7%	12/31/2016	1.42	0	0	0.25%	3.9%	12/31/2016	1.45	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	2.4%
2018	0.9%
2017	1.8%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Assets Fund A Class - 06-621
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,017	$30,698	3,129
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$33,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,985	20,175	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.79
Band 50	-	-	1.84
Band 25	-	-	1.89
Band 0	-	-	1.95
Total	$33,985	20,175

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,133
Mortality & expense charges	(556)
Net investment income (loss)	577

Gain (loss) on investments:
Net realized gain (loss)	8,842
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(15,830)
Net gain (loss)	(6,988)

Increase (decrease) in net assets from operations	$(6,411)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$577	$2,028
Net realized gain (loss)	8,842	3,676
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(15,830)	23,408

Increase (decrease) in net assets from operations	(6,411)	29,112

Contract owner transactions:
Proceeds from units sold	8,545	134,547
Cost of units redeemed	(207,825)	(36,695)
Account charges	(222)	(186)
Increase (decrease)	(199,502)	97,666
Net increase (decrease)	(205,913)	126,778
Net assets, beginning	239,898	113,120
Net assets, ending	$33,985	$239,898

Units sold	57,277	85,640
Units redeemed	(175,128)	(23,429)
Net increase (decrease)	(117,851)	62,211
Units outstanding, beginning	138,026	75,815
Units outstanding, ending	20,175	138,026

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$711,660
Cost of units redeemed/account charges	(703,111)
Net investment income (loss)	18,438
Net realized gain (loss)	3,679
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,319
Net assets	$33,985

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	20	$34	1.25%	2.4%	12/31/2020	$1.73	0	$0	1.00%	2.7%	12/31/2020	$1.79	0	$0	0.75%	2.9%
12/31/2019	1.64	83	137	1.25%	19.9%	12/31/2019	1.69	0	0	1.00%	20.2%	12/31/2019	1.73	0	0	0.75%	20.5%
12/31/2018	1.37	24	33	1.25%	-6.6%	12/31/2018	1.41	0	0	1.00%	-6.3%	12/31/2018	1.44	0	0	0.75%	-6.1%
12/31/2017	1.47	3	5	1.25%	13.3%	12/31/2017	1.50	0	0	1.00%	13.5%	12/31/2017	1.53	0	0	0.75%	13.8%
12/31/2016	1.30	136	176	1.25%	2.7%	12/31/2016	1.32	0	0	1.00%	3.0%	12/31/2016	1.35	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	0	$0	0.50%	3.2%	12/31/2020	$1.89	0	$0	0.25%	3.4%	12/31/2020	$1.95	0	$0	0.00%	3.7%
12/31/2019	1.78	0	0	0.50%	20.8%	12/31/2019	1.83	0	0	0.25%	21.1%	12/31/2019	1.88	55	103	0.00%	21.4%
12/31/2018	1.47	0	0	0.50%	-5.8%	12/31/2018	1.51	0	0	0.25%	-5.6%	12/31/2018	1.55	52	80	0.00%	-5.4%
12/31/2017	1.57	0	0	0.50%	14.1%	12/31/2017	1.60	0	0	0.25%	14.4%	12/31/2017	1.64	50	82	0.00%	14.7%
12/31/2016	1.37	0	0	0.50%	3.5%	12/31/2016	1.40	0	0	0.25%	3.7%	12/31/2016	1.43	48	68	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.6%
2018	1.6%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Mid Cap Value Fund A Class - 06-622
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,056	$159,085	9,679
Receivables: investments sold	-
Payables: investments purchased	(1,464)
Net assets	$169,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,522	24,075	$3.59
Band 100	83,070	22,450	3.70
Band 75	-	-	3.81
Band 50	-	-	3.92
Band 25	-	-	4.04
Band 0	-	-	4.16
Total	$169,592	46,525

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,318
Mortality & expense charges	(1,890)
Net investment income (loss)	(572)

Gain (loss) on investments:
Net realized gain (loss)	(5,145)
Realized gain distributions	4,851
Net change in unrealized appreciation (depreciation)	25,312
Net gain (loss)	25,018

Increase (decrease) in net assets from operations	$24,446

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(572)	$(799)
Net realized gain (loss)	(5,145)	(4,578)
Realized gain distributions	4,851	11,938
Net change in unrealized appreciation (depreciation)	25,312	35,307

Increase (decrease) in net assets from operations	24,446	41,868

Contract owner transactions:
Proceeds from units sold	2,106	4,397
Cost of units redeemed	(47,727)	(23,287)
Account charges	(30)	(37)
Increase (decrease)	(45,651)	(18,927)
Net increase (decrease)	(21,205)	22,941
Net assets, beginning	190,797	167,856
Net assets, ending	$169,592	$190,797

Units sold	806	4,085
Units redeemed	(15,794)	(10,902)
Net increase (decrease)	(14,988)	(6,817)
Units outstanding, beginning	61,513	68,330
Units outstanding, ending	46,525	61,513

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$578,059
Cost of units redeemed/account charges	(499,701)
Net investment income (loss)	(6,035)
Net realized gain (loss)	15,378
Realized gain distributions	69,920
Net change in unrealized appreciation (depreciation)	11,971
Net assets	$169,592

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.59	24	$87	1.25%	17.3%	12/31/2020	$3.70	22	$83	1.00%	17.6%	12/31/2020	$3.81	0	$0	0.75%	17.9%
12/31/2019	3.06	33	102	1.25%	26.1%	12/31/2019	3.15	28	89	1.00%	26.4%	12/31/2019	3.23	0	0	0.75%	26.7%
12/31/2018	2.43	37	91	1.25%	-18.3%	12/31/2018	2.49	31	77	1.00%	-18.1%	12/31/2018	2.55	0	0	0.75%	-17.9%
12/31/2017	2.97	23	68	1.25%	11.4%	12/31/2017	3.04	28	85	1.00%	11.6%	12/31/2017	3.10	0	0	0.75%	11.9%
12/31/2016	2.67	24	63	1.25%	10.0%	12/31/2016	2.72	35	95	1.00%	10.3%	12/31/2016	2.77	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.92	0	$0	0.50%	18.2%	12/31/2020	$4.04	0	$0	0.25%	18.5%	12/31/2020	$4.16	0	$0	0.00%	18.8%
12/31/2019	3.32	0	0	0.50%	27.1%	12/31/2019	3.41	0	0	0.25%	27.4%	12/31/2019	3.50	0	0	0.00%	27.7%
12/31/2018	2.61	0	0	0.50%	-17.7%	12/31/2018	2.68	0	0	0.25%	-17.4%	12/31/2018	2.74	0	0	0.00%	-17.2%
12/31/2017	3.17	0	0	0.50%	12.2%	12/31/2017	3.24	0	0	0.25%	12.5%	12/31/2017	3.31	0	0	0.00%	12.8%
12/31/2016	2.83	0	0	0.50%	10.8%	12/31/2016	2.88	0	0	0.25%	11.1%	12/31/2016	2.94	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.7%
2018	1.1%
2017	0.5%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund A Class - 06-613
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,421	$466,840	22,488
Receivables: investments sold	6,090
Payables: investments purchased	-
Net assets	$465,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,594	229,123	$1.87
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.01
Band 25	-	-	2.06
Band 0	36,917	17,521	2.11
Total	$465,511	246,644

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,433
Mortality & expense charges	(5,165)
Net investment income (loss)	2,268

Gain (loss) on investments:
Net realized gain (loss)	(20,504)
Realized gain distributions	6,913
Net change in unrealized appreciation (depreciation)	(33,412)
Net gain (loss)	(47,003)

Increase (decrease) in net assets from operations	$(44,735)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,268	$3,171
Net realized gain (loss)	(20,504)	46,633
Realized gain distributions	6,913	33,660
Net change in unrealized appreciation (depreciation)	(33,412)	89,964

Increase (decrease) in net assets from operations	(44,735)	173,428

Contract owner transactions:
Proceeds from units sold	136,464	297,370
Cost of units redeemed	(227,839)	(487,630)
Account charges	(358)	(570)
Increase (decrease)	(91,733)	(190,830)
Net increase (decrease)	(136,468)	(17,402)
Net assets, beginning	601,979	619,381
Net assets, ending	$465,511	$601,979

Units sold	76,475	160,129
Units redeemed	(129,246)	(250,783)
Net increase (decrease)	(52,771)	(90,654)
Units outstanding, beginning	299,415	390,069
Units outstanding, ending	246,644	299,415

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,771,718
Cost of units redeemed/account charges	(3,798,295)
Net investment income (loss)	63,306
Net realized gain (loss)	22,781
Realized gain distributions	413,420
Net change in unrealized appreciation (depreciation)	(7,419)
Net assets	$465,511

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	229	$429	1.25%	-6.4%	12/31/2020	$1.92	0	$0	1.00%	-6.1%	12/31/2020	$1.96	0	$0	0.75%	-5.9%
12/31/2019	2.00	283	565	1.25%	27.5%	12/31/2019	2.04	0	0	1.00%	27.8%	12/31/2019	2.09	0	0	0.75%	28.1%
12/31/2018	1.57	337	529	1.25%	-4.7%	12/31/2018	1.60	0	0	1.00%	-4.5%	12/31/2018	1.63	0	0	0.75%	-4.2%
12/31/2017	1.64	427	702	1.25%	4.8%	12/31/2017	1.67	0	0	1.00%	5.1%	12/31/2017	1.70	0	0	0.75%	5.3%
12/31/2016	1.57	356	559	1.25%	5.4%	12/31/2016	1.59	0	0	1.00%	5.7%	12/31/2016	1.61	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	0	$0	0.50%	-5.7%	12/31/2020	$2.06	0	$0	0.25%	-5.4%	12/31/2020	$2.11	18	$37	0.00%	-5.2%
12/31/2019	2.13	0	0	0.50%	28.5%	12/31/2019	2.18	0	0	0.25%	28.8%	12/31/2019	2.22	17	37	0.00%	29.1%
12/31/2018	1.66	0	0	0.50%	-4.0%	12/31/2018	1.69	0	0	0.25%	-3.7%	12/31/2018	1.72	53	91	0.00%	-3.5%
12/31/2017	1.73	0	0	0.50%	5.6%	12/31/2017	1.75	0	0	0.25%	5.8%	12/31/2017	1.78	63	112	0.00%	6.1%
12/31/2016	1.64	0	0	0.50%	6.2%	12/31/2016	1.66	0	0	0.25%	6.5%	12/31/2016	1.68	86	145	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.9%
2018	1.9%
2017	1.6%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund S Class - 06-617
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,128,785	$4,264,587	200,109
Receivables: investments sold	39,501
Payables: investments purchased	-
Net assets	$4,168,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,168,286	2,178,086	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.16
Total	$4,168,286	2,178,086

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$75,443
Mortality & expense charges	(51,308)
Net investment income (loss)	24,135

Gain (loss) on investments:
Net realized gain (loss)	(123,446)
Realized gain distributions	58,691
Net change in unrealized appreciation (depreciation)	(330,436)
Net gain (loss)	(395,191)

Increase (decrease) in net assets from operations	$(371,056)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,135	$36,548
Net realized gain (loss)	(123,446)	103,288
Realized gain distributions	58,691	356,190
Net change in unrealized appreciation (depreciation)	(330,436)	649,563

Increase (decrease) in net assets from operations	(371,056)	1,145,589

Contract owner transactions:
Proceeds from units sold	1,538,664	3,439,143
Cost of units redeemed	(3,525,818)	(1,863,264)
Account charges	(2,117)	(9,464)
Increase (decrease)	(1,989,271)	1,566,415
Net increase (decrease)	(2,360,327)	2,712,004
Net assets, beginning	6,528,613	3,816,609
Net assets, ending	$4,168,286	$6,528,613

Units sold	890,338	1,881,568
Units redeemed	(1,912,855)	(1,072,311)
Net increase (decrease)	(1,022,517)	809,257
Units outstanding, beginning	3,200,603	2,391,346
Units outstanding, ending	2,178,086	3,200,603

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,444,032
Cost of units redeemed/account charges	(17,293,920)
Net investment income (loss)	312,237
Net realized gain (loss)	(74,130)
Realized gain distributions	1,915,869
Net change in unrealized appreciation (depreciation)	(135,802)
Net assets	$4,168,286

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	2,178	$4,168	1.25%	-6.2%	12/31/2020	$1.96	0	$0	1.00%	-5.9%	12/31/2020	$2.01	0	$0	0.75%	-5.7%
12/31/2019	2.04	3,201	6,529	1.25%	27.8%	12/31/2019	2.08	0	0	1.00%	28.1%	12/31/2019	2.13	0	0	0.75%	28.4%
12/31/2018	1.60	2,391	3,817	1.25%	-4.5%	12/31/2018	1.63	0	0	1.00%	-4.3%	12/31/2018	1.66	0	0	0.75%	-4.0%
12/31/2017	1.67	3,054	5,104	1.25%	5.1%	12/31/2017	1.70	0	0	1.00%	5.4%	12/31/2017	1.73	0	0	0.75%	5.6%
12/31/2016	1.59	2,967	4,716	1.25%	5.7%	12/31/2016	1.61	0	0	1.00%	6.0%	12/31/2016	1.63	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	0	$0	0.50%	-5.5%	12/31/2020	$2.10	0	$0	0.25%	-5.2%	12/31/2020	$2.16	0	$0	0.00%	-5.0%
12/31/2019	2.17	0	0	0.50%	28.8%	12/31/2019	2.22	0	0	0.25%	29.1%	12/31/2019	2.27	0	0	0.00%	29.4%
12/31/2018	1.69	0	0	0.50%	-3.8%	12/31/2018	1.72	0	0	0.25%	-3.5%	12/31/2018	1.75	0	0	0.00%	-3.3%
12/31/2017	1.75	0	0	0.50%	5.9%	12/31/2017	1.78	0	0	0.25%	6.2%	12/31/2017	1.81	0	0	0.00%	6.4%
12/31/2016	1.66	0	0	0.50%	6.5%	12/31/2016	1.68	0	0	0.25%	6.8%	12/31/2016	1.70	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	2.4%
2017	1.9%
2016	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Enhanced Commodity Strategy Fund S Class - 06-608
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.78
Band 100	-	-	0.79
Band 75	-	-	0.80
Band 50	-	-	0.81
Band 25	-	-	0.83
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3)
Net investment income (loss)	(3)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$(3)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$(34)
Net realized gain (loss)	-	(21,176)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	27,081

Increase (decrease) in net assets from operations	(3)	5,871

Contract owner transactions:
Proceeds from units sold	-	3,693
Cost of units redeemed	-	(133,945)
Account charges	-	-
Increase (decrease)	-	(130,252)
Net increase (decrease)	(3)	(124,381)
Net assets, beginning	3	124,384
Net assets, ending	$-	$3

Units sold	-	4,565
Units redeemed	(4)	(161,391)
Net increase (decrease)	(4)	(156,826)
Units outstanding, beginning	4	156,830
Units outstanding, ending	-	4

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$201,649
Cost of units redeemed/account charges	(192,899)
Net investment income (loss)	12,094
Net realized gain (loss)	(20,844)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.78	0	$0	1.25%	-3.1%	12/31/2020	$0.79	0	$0	1.00%	-2.9%	12/31/2020	$0.80	0	$0	0.75%	-2.6%
12/31/2019	0.80	0	0	1.25%	1.3%	12/31/2019	0.81	0	0	1.00%	1.5%	12/31/2019	0.82	0	0	0.75%	1.8%
12/31/2018	0.79	157	124	1.25%	-12.8%	12/31/2018	0.80	0	0	1.00%	-12.6%	12/31/2018	0.81	0	0	0.75%	-12.3%
12/31/2017	0.91	190	172	1.25%	0.2%	12/31/2017	0.92	0	0	1.00%	0.4%	12/31/2017	0.92	0	0	0.75%	0.7%
12/31/2016	0.91	37	34	1.25%	9.4%	12/31/2016	0.91	0	0	1.00%	9.7%	12/31/2016	0.92	0	0	0.75%	10.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.81	0	$0	0.50%	-2.4%	12/31/2020	$0.83	0	$0	0.25%	-2.1%	12/31/2020	$0.84	0	$0	0.00%	-1.9%
12/31/2019	0.83	0	0	0.50%	2.0%	12/31/2019	0.84	0	0	0.25%	2.3%	12/31/2019	0.85	0	0	0.00%	2.5%
12/31/2018	0.82	0	0	0.50%	-12.1%	12/31/2018	0.83	0	0	0.25%	-11.9%	12/31/2018	0.83	0	0	0.00%	-11.7%
12/31/2017	0.93	0	0	0.50%	0.9%	12/31/2017	0.94	0	0	0.25%	1.2%	12/31/2017	0.94	0	0	0.00%	1.4%
12/31/2016	0.92	0	0	0.50%	10.3%	12/31/2016	0.93	0	0	0.25%	10.5%	12/31/2016	0.93	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.6%
2018	9.0%
2017	0.2%
2016	6.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	-3.3%	12/31/2020	$1.12	0	$0	1.00%	-3.1%	12/31/2020	$1.14	0	$0	0.75%	-2.8%
12/31/2019	1.14	0	0	1.25%	27.6%	12/31/2019	1.16	0	0	1.00%	27.9%	12/31/2019	1.17	0	0	0.75%	28.2%
12/31/2018	0.90	0	0	1.25%	-12.2%	12/31/2018	0.91	0	0	1.00%	-11.9%	12/31/2018	0.92	0	0	0.75%	-11.7%
12/31/2017	1.02	0	0	1.25%	12.0%	12/31/2017	1.03	0	0	1.00%	12.3%	12/31/2017	1.04	0	0	0.75%	12.6%
12/31/2016	0.91	0	0	1.25%	7.0%	12/31/2016	0.92	0	0	1.00%	7.3%	12/31/2016	0.92	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	-2.6%	12/31/2020	$1.17	0	$0	0.25%	-2.3%	12/31/2020	$1.19	0	$0	0.00%	-2.1%
12/31/2019	1.19	0	0	0.50%	28.5%	12/31/2019	1.20	0	0	0.25%	28.8%	12/31/2019	1.22	0	0	0.00%	29.2%
12/31/2018	0.92	0	0	0.50%	-11.5%	12/31/2018	0.93	0	0	0.25%	-11.3%	12/31/2018	0.94	0	0	0.00%	-11.1%
12/31/2017	1.04	0	0	0.50%	12.9%	12/31/2017	1.05	0	0	0.25%	13.2%	12/31/2017	1.06	0	0	0.00%	13.5%
12/31/2016	0.93	0	0	0.50%	7.8%	12/31/2016	0.93	0	0	0.25%	8.1%	12/31/2016	0.93	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Enhanced Commodity Strategy Fund A Class - 06-916
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.78
Band 75	-	-	0.79
Band 50	-	-	0.80
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9
Net gain (loss)	(4)

Increase (decrease) in net assets from operations	$(4)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(2)
Net realized gain (loss)	(13)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9	1

Increase (decrease) in net assets from operations	(4)	(1)

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(36)	(1)
Account charges	-	-
Increase (decrease)	(36)	(1)
Net increase (decrease)	(40)	(2)
Net assets, beginning	40	42
Net assets, ending	$-	$40

Units sold	3	-
Units redeemed	(53)	(3)
Net increase (decrease)	(50)	(3)
Units outstanding, beginning	50	53
Units outstanding, ending	-	50

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,842
Cost of units redeemed/account charges	(4,128)
Net investment income (loss)	100
Net realized gain (loss)	186
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.77	0	$0	1.25%	-3.2%	12/31/2020	$0.78	0	$0	1.00%	-3.0%	12/31/2020	$0.79	0	$0	0.75%	-2.7%
12/31/2019	0.79	0	0	1.25%	1.1%	12/31/2019	0.80	0	0	1.00%	1.3%	12/31/2019	0.81	0	0	0.75%	1.6%
12/31/2018	0.79	0	0	1.25%	-13.0%	12/31/2018	0.79	0	0	1.00%	-12.8%	12/31/2018	0.80	0	0	0.75%	-12.6%
12/31/2017	0.90	0	0	1.25%	0.0%	12/31/2017	0.91	0	0	1.00%	0.2%	12/31/2017	0.92	0	0	0.75%	0.5%
12/31/2016	0.90	0	0	1.25%	9.1%	12/31/2016	0.91	0	0	1.00%	9.4%	12/31/2016	0.91	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.80	0	$0	0.50%	-2.5%	12/31/2020	$0.82	0	$0	0.25%	-2.3%	12/31/2020	$0.83	0	$0	0.00%	-2.0%
12/31/2019	0.82	0	0	0.50%	1.8%	12/31/2019	0.84	0	0	0.25%	2.1%	12/31/2019	0.85	0	0	0.00%	2.3%
12/31/2018	0.81	0	0	0.50%	-12.3%	12/31/2018	0.82	0	0	0.25%	-12.1%	12/31/2018	0.83	0	0	0.00%	-11.9%
12/31/2017	0.92	0	0	0.50%	0.7%	12/31/2017	0.93	0	0	0.25%	1.0%	12/31/2017	0.94	0	0	0.00%	1.2%
12/31/2016	0.92	0	0	0.50%	9.9%	12/31/2016	0.92	0	0	0.25%	10.2%	12/31/2016	0.93	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	9.0%
2017	0.0%
2016	8.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	-3.5%	12/31/2020	$1.11	0	$0	1.00%	-3.2%	12/31/2020	$1.13	0	$0	0.75%	-3.0%
12/31/2019	1.13	0	0	1.25%	27.3%	12/31/2019	1.15	0	0	1.00%	27.6%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.89	0	0	1.25%	-12.3%	12/31/2018	0.90	0	0	1.00%	-12.1%	12/31/2018	0.91	0	0	0.75%	-11.9%
12/31/2017	1.02	0	0	1.25%	11.8%	12/31/2017	1.02	0	0	1.00%	12.1%	12/31/2017	1.03	0	0	0.75%	12.4%
12/31/2016	0.91	0	0	1.25%	6.8%	12/31/2016	0.91	0	0	1.00%	7.0%	12/31/2016	0.92	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	-2.7%	12/31/2020	$1.16	0	$0	0.25%	-2.5%	12/31/2020	$1.18	0	$0	0.00%	-2.2%
12/31/2019	1.18	0	0	0.50%	28.3%	12/31/2019	1.19	0	0	0.25%	28.6%	12/31/2019	1.21	0	0	0.00%	28.9%
12/31/2018	0.92	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.5%	12/31/2018	0.94	0	0	0.00%	-11.2%
12/31/2017	1.04	0	0	0.50%	12.7%	12/31/2017	1.05	0	0	0.25%	12.9%	12/31/2017	1.05	0	0	0.00%	13.2%
12/31/2016	0.92	0	0	0.50%	7.6%	12/31/2016	0.93	0	0	0.25%	7.8%	12/31/2016	0.93	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,751,078	$1,758,641	85,327
Receivables: investments sold	12,642
Payables: investments purchased	-
Net assets	$1,763,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,763,720	1,437,286	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$1,763,720	1,437,286

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$55,149
Mortality & expense charges	(31,772)
Net investment income (loss)	23,377

Gain (loss) on investments:
Net realized gain (loss)	(313,764)
Realized gain distributions	48,606
Net change in unrealized appreciation (depreciation)	(28,672)
Net gain (loss)	(293,830)

Increase (decrease) in net assets from operations	$(270,453)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,377	$23,415
Net realized gain (loss)	(313,764)	226,061
Realized gain distributions	48,606	158,496
Net change in unrealized appreciation (depreciation)	(28,672)	210,367

Increase (decrease) in net assets from operations	(270,453)	618,339

Contract owner transactions:
Proceeds from units sold	1,605,830	3,008,565
Cost of units redeemed	(2,409,515)	(2,782,583)
Account charges	(1,280)	(2,230)
Increase (decrease)	(804,965)	223,752
Net increase (decrease)	(1,075,418)	842,091
Net assets, beginning	2,839,138	1,997,047
Net assets, ending	$1,763,720	$2,839,138

Units sold	1,345,557	2,636,653
Units redeemed	(2,084,901)	(2,420,517)
Net increase (decrease)	(739,344)	216,136
Units outstanding, beginning	2,176,630	1,960,494
Units outstanding, ending	1,437,286	2,176,630

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,786,211
Cost of units redeemed/account charges	(6,210,134)
Net investment income (loss)	70,448
Net realized gain (loss)	(123,463)
Realized gain distributions	248,221
Net change in unrealized appreciation (depreciation)	(7,563)
Net assets	$1,763,720

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	1,437	$1,764	1.25%	-5.9%	12/31/2020	$1.24	0	$0	1.00%	-5.7%	12/31/2020	$1.25	0	$0	0.75%	-5.5%
12/31/2019	1.30	2,177	2,839	1.25%	28.0%	12/31/2019	1.31	0	0	1.00%	28.4%	12/31/2019	1.32	0	0	0.75%	28.7%
12/31/2018	1.02	1,960	1,997	1.25%	-4.3%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.03	0	0	0.75%	-3.8%
12/31/2017	1.06	340	361	1.25%	5.3%	12/31/2017	1.07	0	0	1.00%	5.6%	12/31/2017	1.07	0	0	0.75%	5.8%
12/31/2016	1.01	0	0	1.25%	1.1%	12/31/2016	1.01	0	0	1.00%	1.1%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	-5.2%	12/31/2020	$1.28	0	$0	0.25%	-5.0%	12/31/2020	$1.29	0	$0	0.00%	-4.7%
12/31/2019	1.33	0	0	0.50%	29.0%	12/31/2019	1.34	0	0	0.25%	29.3%	12/31/2019	1.36	0	0	0.00%	29.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.3%	12/31/2018	1.05	0	0	0.00%	-3.1%
12/31/2017	1.07	0	0	0.50%	6.1%	12/31/2017	1.08	0	0	0.25%	6.4%	12/31/2017	1.08	0	0	0.00%	6.6%
12/31/2016	1.01	0	0	0.50%	1.1%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.5%
2018	2.8%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS CROCI U.S. Fund A Class - 06-FNF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,079	$38,258	3,714
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$39,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,535	27,880	$1.20
Band 100	5,541	4,559	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$39,076	32,439

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$802
Mortality & expense charges	(473)
Net investment income (loss)	329

Gain (loss) on investments:
Net realized gain (loss)	(593)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,474)
Net gain (loss)	(4,067)

Increase (decrease) in net assets from operations	$(3,738)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$329	$193
Net realized gain (loss)	(593)	124
Realized gain distributions	-	1,438
Net change in unrealized appreciation (depreciation)	(3,474)	5,534

Increase (decrease) in net assets from operations	(3,738)	7,289

Contract owner transactions:
Proceeds from units sold	13,226	9,003
Cost of units redeemed	(6,902)	(1,004)
Account charges	(9)	(11)
Increase (decrease)	6,315	7,988
Net increase (decrease)	2,577	15,277
Net assets, beginning	36,499	21,222
Net assets, ending	$39,076	$36,499

Units sold	12,521	7,028
Units redeemed	(6,153)	(819)
Net increase (decrease)	6,368	6,209
Units outstanding, beginning	26,071	19,862
Units outstanding, ending	32,439	26,071

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$109,127
Cost of units redeemed/account charges	(78,898)
Net investment income (loss)	476
Net realized gain (loss)	5,548
Realized gain distributions	2,002
Net change in unrealized appreciation (depreciation)	821
Net assets	$39,076

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	28	$34	1.25%	-14.0%	12/31/2020	$1.22	5	$6	1.00%	-13.7%	12/31/2020	$1.23	0	$0	0.75%	-13.5%
12/31/2019	1.40	22	30	1.25%	31.0%	12/31/2019	1.41	5	6	1.00%	31.4%	12/31/2019	1.42	0	0	0.75%	31.7%
12/31/2018	1.07	15	15	1.25%	-12.4%	12/31/2018	1.07	5	6	1.00%	-12.1%	12/31/2018	1.08	0	0	0.75%	-11.9%
12/31/2017	1.22	17	21	1.25%	20.1%	12/31/2017	1.22	8	10	1.00%	20.4%	12/31/2017	1.22	0	0	0.75%	20.7%
12/31/2016	1.01	63	64	1.25%	1.4%	12/31/2016	1.01	8	8	1.00%	1.4%	12/31/2016	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	-13.3%	12/31/2020	$1.25	0	$0	0.25%	-13.1%	12/31/2020	$1.27	0	$0	0.00%	-12.9%
12/31/2019	1.43	0	0	0.50%	32.0%	12/31/2019	1.44	0	0	0.25%	32.3%	12/31/2019	1.45	0	0	0.00%	32.7%
12/31/2018	1.08	0	0	0.50%	-11.7%	12/31/2018	1.09	0	0	0.25%	-11.5%	12/31/2018	1.10	0	0	0.00%	-11.2%
12/31/2017	1.23	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	1.5%	12/31/2016	1.01	0	0	0.25%	1.5%	12/31/2016	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	1.9%
2018	2.0%
2017	0.5%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS CROCI U.S. Fund S Class - 06-FNG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	-13.7%	12/31/2020	$1.23	0	$0	1.00%	-13.5%	12/31/2020	$1.24	0	$0	0.75%	-13.2%
12/31/2019	1.41	0	0	1.25%	31.5%	12/31/2019	1.42	0	0	1.00%	31.8%	12/31/2019	1.43	0	0	0.75%	32.1%
12/31/2018	1.07	0	0	1.25%	-12.1%	12/31/2018	1.08	0	0	1.00%	-11.9%	12/31/2018	1.08	0	0	0.75%	-11.7%
12/31/2017	1.22	0	0	1.25%	20.6%	12/31/2017	1.22	0	0	1.00%	20.9%	12/31/2017	1.23	0	0	0.75%	21.2%
12/31/2016	1.01	0	0	1.25%	1.3%	12/31/2016	1.01	0	0	1.00%	1.3%	12/31/2016	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	-13.0%	12/31/2020	$1.27	0	$0	0.25%	-12.8%	12/31/2020	$1.28	0	$0	0.00%	-12.6%
12/31/2019	1.44	0	0	0.50%	32.5%	12/31/2019	1.46	0	0	0.25%	32.8%	12/31/2019	1.47	0	0	0.00%	33.1%
12/31/2018	1.09	0	0	0.50%	-11.5%	12/31/2018	1.10	0	0	0.25%	-11.2%	12/31/2018	1.10	0	0	0.00%	-11.0%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.24	0	0	0.00%	22.1%
12/31/2016	1.01	0	0	0.50%	1.4%	12/31/2016	1.01	0	0	0.25%	1.4%	12/31/2016	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS GNMA Fund A Class - 06-FPY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,225	$20,849	1,524
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$21,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,099	5,751	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	15,128	13,606	1.11
Total	$21,227	19,357

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$393
Mortality & expense charges	(80)
Net investment income (loss)	313

Gain (loss) on investments:
Net realized gain (loss)	26
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	181
Net gain (loss)	207

Increase (decrease) in net assets from operations	$520

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$313	$308
Net realized gain (loss)	26	(1)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	181	445

Increase (decrease) in net assets from operations	520	752

Contract owner transactions:
Proceeds from units sold	3,103	13,768
Cost of units redeemed	(3,657)	(6)
Account charges	(7)	(5)
Increase (decrease)	(561)	13,757
Net increase (decrease)	(41)	14,509
Net assets, beginning	21,268	6,759
Net assets, ending	$21,227	$21,268

Units sold	2,833	13,211
Units redeemed	(3,492)	(10)
Net increase (decrease)	(659)	13,201
Units outstanding, beginning	20,016	6,815
Units outstanding, ending	19,357	20,016

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,463
Cost of units redeemed/account charges	(7,356)
Net investment income (loss)	782
Net realized gain (loss)	(38)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	376
Net assets	$21,227

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	6	$6	1.25%	1.8%	12/31/2020	$1.07	0	$0	1.00%	2.0%	12/31/2020	$1.08	0	$0	0.75%	2.3%
12/31/2019	1.04	9	9	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.6%
12/31/2018	0.99	7	7	1.25%	-1.1%	12/31/2018	1.00	0	0	1.00%	-0.8%	12/31/2018	1.00	0	0	0.75%	-0.6%
12/31/2017	1.00	8	8	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	2.5%	12/31/2020	$1.10	0	$0	0.25%	2.8%	12/31/2020	$1.11	14	$15	0.00%	3.0%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.07	0	0	0.25%	6.1%	12/31/2019	1.08	11	12	0.00%	6.4%
12/31/2018	1.01	0	0	0.50%	-0.3%	12/31/2018	1.01	0	0	0.25%	-0.1%	12/31/2018	1.01	0	0	0.00%	0.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.9%
2018	2.3%
2017	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS GNMA Fund S Class - 06-FRC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,316	$112,137	8,135
Receivables: investments sold	97
Payables: investments purchased	-
Net assets	$113,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,413	105,943	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$113,413	105,943

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,463
Mortality & expense charges	(1,318)
Net investment income (loss)	2,145

Gain (loss) on investments:
Net realized gain (loss)	5,251
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,845)
Net gain (loss)	3,406

Increase (decrease) in net assets from operations	$5,551

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,145	$16,942
Net realized gain (loss)	5,251	(485)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,845)	21,383

Increase (decrease) in net assets from operations	5,551	37,840

Contract owner transactions:
Proceeds from units sold	19,438	117,635
Cost of units redeemed	(574,589)	(54,171)
Account charges	(125)	(192)
Increase (decrease)	(555,276)	63,272
Net increase (decrease)	(549,725)	101,112
Net assets, beginning	663,138	562,026
Net assets, ending	$113,413	$663,138

Units sold	31,489	110,791
Units redeemed	(539,017)	(50,781)
Net increase (decrease)	(507,528)	60,010
Units outstanding, beginning	613,471	553,461
Units outstanding, ending	105,943	613,471

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,165,681
Cost of units redeemed/account charges	(1,089,966)
Net investment income (loss)	46,993
Net realized gain (loss)	(10,474)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,179
Net assets	$113,413

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	106	$113	1.25%	2.0%	12/31/2020	$1.08	0	$0	1.00%	2.3%	12/31/2020	$1.09	0	$0	0.75%	2.5%
12/31/2019	1.05	92	96	1.25%	5.3%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.9%
12/31/2018	1.00	81	81	1.25%	-0.8%	12/31/2018	1.00	0	0	1.00%	-0.6%	12/31/2018	1.01	0	0	0.75%	-0.3%
12/31/2017	1.00	407	409	1.25%	0.5%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	2.8%	12/31/2020	$1.11	0	$0	0.25%	3.0%	12/31/2020	$1.12	0	$0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	6.1%	12/31/2019	1.08	0	0	0.25%	6.4%	12/31/2019	1.09	522	567	0.00%	6.7%
12/31/2018	1.01	0	0	0.50%	-0.1%	12/31/2018	1.01	0	0	0.25%	0.2%	12/31/2018	1.02	472	481	0.00%	0.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	435	442	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.9%
2018	2.7%
2017	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Small Cap Core Fund A Class - 06-GGK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,932	$152,659	5,756
Receivables: investments sold	12,223
Payables: investments purchased	-
Net assets	$192,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,155	161,596	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$192,155	161,596

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$276
Mortality & expense charges	(1,666)
Net investment income (loss)	(1,390)

Gain (loss) on investments:
Net realized gain (loss)	(1,469)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	25,065
Net gain (loss)	23,596

Increase (decrease) in net assets from operations	$22,206

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,390)	$(1,712)
Net realized gain (loss)	(1,469)	(2,700)
Realized gain distributions	-	28
Net change in unrealized appreciation (depreciation)	25,065	23,890

Increase (decrease) in net assets from operations	22,206	19,506

Contract owner transactions:
Proceeds from units sold	36,178	68,742
Cost of units redeemed	(21,981)	(14,687)
Account charges	(131)	(194)
Increase (decrease)	14,066	53,861
Net increase (decrease)	36,272	73,367
Net assets, beginning	155,883	82,516
Net assets, ending	$192,155	$155,883

Units sold	36,288	69,555
Units redeemed	(22,818)	(15,489)
Net increase (decrease)	13,470	54,066
Units outstanding, beginning	148,126	94,060
Units outstanding, ending	161,596	148,126

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$209,596
Cost of units redeemed/account charges	(45,342)
Net investment income (loss)	(4,055)
Net realized gain (loss)	(4,276)
Realized gain distributions	8,959
Net change in unrealized appreciation (depreciation)	27,273
Net assets	$192,155

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	162	$192	1.25%	13.0%	12/31/2020	$1.22	0	$0	1.00%	13.3%	12/31/2020	$1.21	0	$0	0.75%	13.6%
12/31/2019	1.05	148	156	1.25%	20.0%	12/31/2019	1.07	0	0	1.00%	20.5%	12/31/2019	1.06	0	0	0.75%	20.6%
12/31/2018	0.88	94	83	1.25%	-15.4%	12/31/2018	0.89	0	0	1.00%	-14.4%	12/31/2018	0.88	0	0	0.75%	-15.0%
12/31/2017	1.04	80	83	1.25%	3.7%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	13.8%	12/31/2020	$1.23	0	$0	0.25%	14.1%	12/31/2020	$1.24	0	$0	0.00%	14.4%
12/31/2019	1.07	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.08	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-14.8%	12/31/2018	0.89	0	0	0.25%	-14.6%	12/31/2018	0.89	0	0	0.00%	-14.4%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.2%
2017	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Small Cap Core Fund S Class - 06-GGM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,435	$40,427	1,442
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$50,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,434	42,137	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$50,434	42,137

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$176
Mortality & expense charges	(519)
Net investment income (loss)	(343)

Gain (loss) on investments:
Net realized gain (loss)	645
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,591
Net gain (loss)	5,236

Increase (decrease) in net assets from operations	$4,893

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(343)	$(2,784)
Net realized gain (loss)	645	7,228
Realized gain distributions	-	11
Net change in unrealized appreciation (depreciation)	4,591	24,473

Increase (decrease) in net assets from operations	4,893	28,928

Contract owner transactions:
Proceeds from units sold	302	315,963
Cost of units redeemed	(17,933)	(357,747)
Account charges	-	(2)
Increase (decrease)	(17,631)	(41,786)
Net increase (decrease)	(12,738)	(12,858)
Net assets, beginning	63,172	76,030
Net assets, ending	$50,434	$63,172

Units sold	332	325,186
Units redeemed	(17,954)	(351,880)
Net increase (decrease)	(17,622)	(26,694)
Units outstanding, beginning	59,759	86,453
Units outstanding, ending	42,137	59,759

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$412,172
Cost of units redeemed/account charges	(382,215)
Net investment income (loss)	(3,421)
Net realized gain (loss)	7,587
Realized gain distributions	6,303
Net change in unrealized appreciation (depreciation)	10,008
Net assets	$50,434

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	42	$50	1.25%	13.2%	12/31/2020	$1.22	0	$0	1.00%	13.5%	12/31/2020	$1.22	0	$0	0.75%	13.8%
12/31/2019	1.06	60	63	1.25%	20.2%	12/31/2019	1.08	0	0	1.00%	20.8%	12/31/2019	1.07	0	0	0.75%	20.8%
12/31/2018	0.88	86	76	1.25%	-15.2%	12/31/2018	0.89	0	0	1.00%	-14.2%	12/31/2018	0.88	0	0	0.75%	-14.8%
12/31/2017	1.04	44	45	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	14.1%	12/31/2020	$1.24	0	$0	0.25%	14.4%	12/31/2020	$1.25	0	$0	0.00%	14.6%
12/31/2019	1.07	0	0	0.50%	21.1%	12/31/2019	1.08	0	0	0.25%	21.4%	12/31/2019	1.09	0	0	0.00%	21.7%
12/31/2018	0.89	0	0	0.50%	-14.6%	12/31/2018	0.89	0	0	0.25%	-14.4%	12/31/2018	0.89	0	0	0.00%	-14.2%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.1%
2018	0.5%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,257	$7,386	337
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$8,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,310	6,480	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.31
Total	$8,310	6,480

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$106
Mortality & expense charges	(172)
Net investment income (loss)	(66)

Gain (loss) on investments:
Net realized gain (loss)	9,658
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	871
Net gain (loss)	10,529

Increase (decrease) in net assets from operations	$10,463

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(66)	$-
Net realized gain (loss)	9,658	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	871	-

Increase (decrease) in net assets from operations	10,463	-

Contract owner transactions:
Proceeds from units sold	93,439	-
Cost of units redeemed	(95,592)	-
Account charges	-	-
Increase (decrease)	(2,153)	-
Net increase (decrease)	8,310	-
Net assets, beginning	-	-
Net assets, ending	$8,310	$-

Units sold	82,513	-
Units redeemed	(76,033)	-
Net increase (decrease)	6,480	-
Units outstanding, beginning	-	-
Units outstanding, ending	6,480	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$93,439
Cost of units redeemed/account charges	(95,592)
Net investment income (loss)	(66)
Net realized gain (loss)	9,658
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	871
Net assets	$8,310

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	6	$8	1.25%	17.3%	12/31/2020	$1.29	0	$0	1.00%	17.6%	12/31/2020	$1.29	0	$0	0.75%	17.9%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	18.1%	12/31/2020	$1.31	0	$0	0.25%	18.4%	12/31/2020	$1.31	0	$0	0.00%	18.7%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund A Class - 06-3VN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,710	$8,942	440
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$10,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,712	8,398	$1.28
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$10,712	8,398

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$112
Mortality & expense charges	(62)
Net investment income (loss)	50

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,435
Net gain (loss)	1,438

Increase (decrease) in net assets from operations	$1,488

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$50	$57
Net realized gain (loss)	3	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,435	333

Increase (decrease) in net assets from operations	1,488	390

Contract owner transactions:
Proceeds from units sold	5,092	3,854
Cost of units redeemed	-	(112)
Account charges	-	-
Increase (decrease)	5,092	3,742
Net increase (decrease)	6,580	4,132
Net assets, beginning	4,132	-
Net assets, ending	$10,712	$4,132

Units sold	4,608	3,893
Units redeemed	-	(103)
Net increase (decrease)	4,608	3,790
Units outstanding, beginning	3,790	-
Units outstanding, ending	8,398	3,790

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,946
Cost of units redeemed/account charges	(112)
Net investment income (loss)	107
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,768
Net assets	$10,712

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	8	$11	1.25%	17.0%	12/31/2020	$1.28	0	$0	1.00%	17.3%	12/31/2020	$1.29	0	$0	0.75%	17.6%
12/31/2019	1.09	4	4	1.25%	9.0%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	17.9%	12/31/2020	$1.30	0	$0	0.25%	18.2%	12/31/2020	$1.31	0	$0	0.00%	18.5%
12/31/2019	1.10	0	0	0.50%	9.7%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	1.25%	17.2%	12/31/2020	$1.29	0	$0	1.00%	17.5%	12/31/2020	$1.29	0	$0	0.75%	17.7%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.10	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	18.0%	12/31/2020	$1.30	0	$0	0.25%	18.3%	12/31/2020	$1.31	0	$0	0.00%	18.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Value R2 Class - 06-988
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,106	$60,499	2,166
Receivables: investments sold	-
Payables: investments purchased	(420)
Net assets	$61,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,686	63,738	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$61,686	63,738

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,348
Mortality & expense charges	(642)
Net investment income (loss)	706

Gain (loss) on investments:
Net realized gain (loss)	(864)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,959
Net gain (loss)	1,095

Increase (decrease) in net assets from operations	$1,801

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$706	$337
Net realized gain (loss)	(864)	(790)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,959	5,522

Increase (decrease) in net assets from operations	1,801	5,069

Contract owner transactions:
Proceeds from units sold	7,964	25,759
Cost of units redeemed	(4,955)	(42,597)
Account charges	(4)	(20)
Increase (decrease)	3,005	(16,858)
Net increase (decrease)	4,806	(11,789)
Net assets, beginning	56,880	68,669
Net assets, ending	$61,686	$56,880

Units sold	10,324	27,228
Units redeemed	(6,042)	(45,294)
Net increase (decrease)	4,282	(18,066)
Units outstanding, beginning	59,456	77,522
Units outstanding, ending	63,738	59,456

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,821,550
Cost of units redeemed/account charges	(11,087,527)
Net investment income (loss)	(3,188)
Net realized gain (loss)	283,152
Realized gain distributions	46,092
Net change in unrealized appreciation (depreciation)	1,607
Net assets	$61,686

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	64	$62	1.25%	1.2%	12/31/2020	$0.99	0	$0	1.00%	1.4%	12/31/2020	$1.02	0	$0	0.75%	1.7%
12/31/2019	0.96	59	57	1.25%	8.0%	12/31/2019	0.98	0	0	1.00%	8.3%	12/31/2019	1.00	0	0	0.75%	8.5%
12/31/2018	0.89	78	69	1.25%	-13.2%	12/31/2018	0.90	0	0	1.00%	-13.0%	12/31/2018	0.92	0	0	0.75%	-12.8%
12/31/2017	1.02	96	98	1.25%	31.8%	12/31/2017	1.04	0	0	1.00%	32.1%	12/31/2017	1.05	0	0	0.75%	32.5%
12/31/2016	0.77	48	37	1.25%	18.1%	12/31/2016	0.79	0	0	1.00%	18.4%	12/31/2016	0.80	0	0	0.75%	18.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	0.50%	1.9%	12/31/2020	$1.06	0	$0	0.25%	2.2%	12/31/2020	$1.09	0	$0	0.00%	2.4%
12/31/2019	1.02	0	0	0.50%	8.8%	12/31/2019	1.04	0	0	0.25%	9.1%	12/31/2019	1.06	0	0	0.00%	9.4%
12/31/2018	0.94	0	0	0.50%	-12.6%	12/31/2018	0.96	0	0	0.25%	-12.3%	12/31/2018	0.97	0	0	0.00%	-12.1%
12/31/2017	1.07	0	0	0.50%	32.8%	12/31/2017	1.09	0	0	0.25%	33.1%	12/31/2017	1.11	0	0	0.00%	33.5%
12/31/2016	0.81	0	0	0.50%	19.0%	12/31/2016	0.82	0	0	0.25%	19.3%	12/31/2016	0.83	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	1.8%
2018	1.7%
2017	2.9%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 25-75 Portfolio R2 Class - 06-989 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,120,212
Cost of units redeemed/account charges	(2,290,853)
Net investment income (loss)	(4,004)
Net realized gain (loss)	170,021
Realized gain distributions	4,624
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	1.25%	5.8%	12/31/2020	$1.31	0	$0	1.00%	6.0%	12/31/2020	$1.35	0	$0	0.75%	6.3%
12/31/2019	1.21	0	0	1.25%	8.2%	12/31/2019	1.24	0	0	1.00%	8.5%	12/31/2019	1.27	0	0	0.75%	8.7%
12/31/2018	1.12	0	0	1.25%	-3.3%	12/31/2018	1.14	0	0	1.00%	-3.1%	12/31/2018	1.16	0	0	0.75%	-2.9%
12/31/2017	1.16	0	0	1.25%	5.0%	12/31/2017	1.18	0	0	1.00%	5.3%	12/31/2017	1.20	0	0	0.75%	5.6%
12/31/2016	1.10	0	0	1.25%	3.4%	12/31/2016	1.12	0	0	1.00%	3.7%	12/31/2016	1.14	0	0	0.75%	3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	6.6%	12/31/2020	$1.41	0	$0	0.25%	6.8%	12/31/2020	$1.45	0	$0	0.00%	7.1%
12/31/2019	1.29	0	0	0.50%	9.0%	12/31/2019	1.32	0	0	0.25%	9.3%	12/31/2019	1.35	0	0	0.00%	9.5%
12/31/2018	1.19	0	0	0.50%	-2.6%	12/31/2018	1.21	0	0	0.25%	-2.4%	12/31/2018	1.23	0	0	0.00%	-2.1%
12/31/2017	1.22	0	0	0.50%	5.8%	12/31/2017	1.24	0	0	0.25%	6.1%	12/31/2017	1.26	0	0	0.00%	6.4%
12/31/2016	1.15	0	0	0.50%	4.2%	12/31/2016	1.17	0	0	0.25%	4.4%	12/31/2016	1.18	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$766	$739	37
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$766	452	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$766	452

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$749
Mortality & expense charges	(1,039)
Net investment income (loss)	(290)

Gain (loss) on investments:
Net realized gain (loss)	12,124
Realized gain distributions	14
Net change in unrealized appreciation (depreciation)	(8,147)
Net gain (loss)	3,991

Increase (decrease) in net assets from operations	$3,701

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(290)	$543
Net realized gain (loss)	12,124	82
Realized gain distributions	14	637
Net change in unrealized appreciation (depreciation)	(8,147)	10,570

Increase (decrease) in net assets from operations	3,701	11,832

Contract owner transactions:
Proceeds from units sold	23,149	25,509
Cost of units redeemed	(125,248)	(1,085)
Account charges	(3)	(7)
Increase (decrease)	(102,102)	24,417
Net increase (decrease)	(98,401)	36,249
Net assets, beginning	99,167	62,918
Net assets, ending	$766	$99,167

Units sold	15,757	17,613
Units redeemed	(79,557)	(790)
Net increase (decrease)	(63,800)	16,823
Units outstanding, beginning	64,252	47,429
Units outstanding, ending	452	64,252

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,962,059
Cost of units redeemed/account charges	(17,431,938)
Net investment income (loss)	78,585
Net realized gain (loss)	2,390,846
Realized gain distributions	1,187
Net change in unrealized appreciation (depreciation)	27
Net assets	$766

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$1	1.25%	9.9%	12/31/2020	$1.74	0	$0	1.00%	10.2%	12/31/2020	$1.78	0	$0	0.75%	10.5%
12/31/2019	1.54	64	99	1.25%	16.3%	12/31/2019	1.58	0	0	1.00%	16.6%	12/31/2019	1.61	0	0	0.75%	16.9%
12/31/2018	1.33	47	63	1.25%	-7.7%	12/31/2018	1.35	0	0	1.00%	-7.5%	12/31/2018	1.38	0	0	0.75%	-7.3%
12/31/2017	1.44	35	50	1.25%	12.4%	12/31/2017	1.46	0	0	1.00%	12.7%	12/31/2017	1.49	0	0	0.75%	12.9%
12/31/2016	1.28	84	107	1.25%	7.5%	12/31/2016	1.30	0	0	1.00%	7.7%	12/31/2016	1.32	0	0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.82	0	$0	0.50%	10.7%	12/31/2020	$1.87	0	$0	0.25%	11.0%	12/31/2020	$1.91	0	$0	0.00%	11.3%
12/31/2019	1.65	0	0	0.50%	17.2%	12/31/2019	1.68	0	0	0.25%	17.5%	12/31/2019	1.72	0	0	0.00%	17.8%
12/31/2018	1.40	0	0	0.50%	-7.0%	12/31/2018	1.43	0	0	0.25%	-6.8%	12/31/2018	1.46	0	0	0.00%	-6.6%
12/31/2017	1.51	0	0	0.50%	13.2%	12/31/2017	1.53	0	0	0.25%	13.5%	12/31/2017	1.56	0	0	0.00%	13.8%
12/31/2016	1.33	0	0	0.50%	8.3%	12/31/2016	1.35	0	0	0.25%	8.5%	12/31/2016	1.37	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.9%
2018	2.4%
2017	1.1%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Equity Portfolio R2 Class - 06-992
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,080,950	$1,674,979	75,510
Receivables: investments sold	7,671
Payables: investments purchased	-
Net assets	$2,088,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,088,621	971,644	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.25
Band 50	-	-	2.31
Band 25	-	-	2.36
Band 0	-	-	2.42
Total	$2,088,621	971,644

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38,196
Mortality & expense charges	(34,838)
Net investment income (loss)	3,358

Gain (loss) on investments:
Net realized gain (loss)	293,116
Realized gain distributions	19,058
Net change in unrealized appreciation (depreciation)	(323,257)
Net gain (loss)	(11,083)

Increase (decrease) in net assets from operations	$(7,725)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,358	$35,061
Net realized gain (loss)	293,116	35,231
Realized gain distributions	19,058	27,410
Net change in unrealized appreciation (depreciation)	(323,257)	1,056,280

Increase (decrease) in net assets from operations	(7,725)	1,153,982

Contract owner transactions:
Proceeds from units sold	353,661	733,267
Cost of units redeemed	(4,030,751)	(759,031)
Account charges	(970)	(953)
Increase (decrease)	(3,678,060)	(26,717)
Net increase (decrease)	(3,685,785)	1,127,265
Net assets, beginning	5,774,406	4,647,141
Net assets, ending	$2,088,621	$5,774,406

Units sold	206,225	402,946
Units redeemed	(2,165,045)	(427,745)
Net increase (decrease)	(1,958,820)	(24,799)
Units outstanding, beginning	2,930,464	2,955,263
Units outstanding, ending	971,644	2,930,464

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,742,162
Cost of units redeemed/account charges	(20,435,423)
Net investment income (loss)	191,465
Net realized gain (loss)	2,080,803
Realized gain distributions	103,643
Net change in unrealized appreciation (depreciation)	405,971
Net assets	$2,088,621

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	972	$2,089	1.25%	11.8%	12/31/2020	$2.20	0	$0	1.00%	12.1%	12/31/2020	$2.25	0	$0	0.75%	12.4%
12/31/2019	1.92	2,273	4,370	1.25%	24.8%	12/31/2019	1.96	0	0	1.00%	25.1%	12/31/2019	2.01	0	0	0.75%	25.4%
12/31/2018	1.54	2,327	3,585	1.25%	-12.8%	12/31/2018	1.57	0	0	1.00%	-12.6%	12/31/2018	1.60	0	0	0.75%	-12.4%
12/31/2017	1.77	3,615	6,389	1.25%	20.4%	12/31/2017	1.80	0	0	1.00%	20.7%	12/31/2017	1.83	0	0	0.75%	21.0%
12/31/2016	1.47	4,171	6,123	1.25%	11.2%	12/31/2016	1.49	0	0	1.00%	11.5%	12/31/2016	1.51	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	0	$0	0.50%	12.7%	12/31/2020	$2.36	0	$0	0.25%	13.0%	12/31/2020	$2.42	0	$0	0.00%	13.2%
12/31/2019	2.05	0	0	0.50%	25.7%	12/31/2019	2.09	0	0	0.25%	26.0%	12/31/2019	2.14	657	1,405	0.00%	26.4%
12/31/2018	1.63	0	0	0.50%	-12.2%	12/31/2018	1.66	0	0	0.25%	-12.0%	12/31/2018	1.69	628	1,062	0.00%	-11.7%
12/31/2017	1.86	0	0	0.50%	21.3%	12/31/2017	1.89	0	0	0.25%	21.6%	12/31/2017	1.92	549	1,052	0.00%	21.9%
12/31/2016	1.53	0	0	0.50%	12.1%	12/31/2016	1.55	0	0	0.25%	12.3%	12/31/2016	1.57	503	792	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	1.6%
2017	1.7%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Value R2 Class - 06-993
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,465	$54,787	3,295
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$55,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,497	48,479	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$55,497	48,479

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,326
Mortality & expense charges	(697)
Net investment income (loss)	629

Gain (loss) on investments:
Net realized gain (loss)	(3,066)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,852)
Net gain (loss)	(4,918)

Increase (decrease) in net assets from operations	$(4,289)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$629	$3,173
Net realized gain (loss)	(3,066)	10,428
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,852)	2,155

Increase (decrease) in net assets from operations	(4,289)	15,756

Contract owner transactions:
Proceeds from units sold	16,608	60,252
Cost of units redeemed	(21,006)	(107,278)
Account charges	-	(5)
Increase (decrease)	(4,398)	(47,031)
Net increase (decrease)	(8,687)	(31,275)
Net assets, beginning	64,184	95,459
Net assets, ending	$55,497	$64,184

Units sold	15,477	54,350
Units redeemed	(21,065)	(91,884)
Net increase (decrease)	(5,588)	(37,534)
Units outstanding, beginning	54,067	91,601
Units outstanding, ending	48,479	54,067

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,228,527
Cost of units redeemed/account charges	(1,332,145)
Net investment income (loss)	37,158
Net realized gain (loss)	121,248
Realized gain distributions	31
Net change in unrealized appreciation (depreciation)	678
Net assets	$55,497

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	48	$55	1.25%	-3.6%	12/31/2020	$1.17	0	$0	1.00%	-3.3%	12/31/2020	$1.20	0	$0	0.75%	-3.1%
12/31/2019	1.19	54	64	1.25%	13.9%	12/31/2019	1.21	0	0	1.00%	14.2%	12/31/2019	1.24	0	0	0.75%	14.5%
12/31/2018	1.04	92	95	1.25%	-18.8%	12/31/2018	1.06	0	0	1.00%	-18.5%	12/31/2018	1.08	0	0	0.75%	-18.3%
12/31/2017	1.28	0	0	1.25%	24.2%	12/31/2017	1.30	0	0	1.00%	24.6%	12/31/2017	1.33	0	0	0.75%	24.9%
12/31/2016	1.03	0	0	1.25%	6.8%	12/31/2016	1.05	0	0	1.00%	7.1%	12/31/2016	1.06	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	-2.8%	12/31/2020	$1.26	0	$0	0.25%	-2.6%	12/31/2020	$1.29	0	$0	0.00%	-2.4%
12/31/2019	1.27	0	0	0.50%	14.8%	12/31/2019	1.29	0	0	0.25%	15.1%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-18.1%	12/31/2018	1.12	0	0	0.25%	-17.9%	12/31/2018	1.14	0	0	0.00%	-17.7%
12/31/2017	1.35	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.39	0	0	0.00%	25.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.09	0	0	0.25%	7.9%	12/31/2016	1.11	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	6.0%
2018	0.0%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Targeted Value Portfolio R2 Class - 06-994
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,451,365	$4,175,295	188,491
Receivables: investments sold	-
Payables: investments purchased	(27,478)
Net assets	$4,423,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,423,887	2,272,568	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$4,423,887	2,272,568

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$57,766
Mortality & expense charges	(44,524)
Net investment income (loss)	13,242

Gain (loss) on investments:
Net realized gain (loss)	(195,026)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	228,389
Net gain (loss)	33,363

Increase (decrease) in net assets from operations	$46,605

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,242	$3,538
Net realized gain (loss)	(195,026)	(91,185)
Realized gain distributions	-	135,068
Net change in unrealized appreciation (depreciation)	228,389	997,325

Increase (decrease) in net assets from operations	46,605	1,044,746

Contract owner transactions:
Proceeds from units sold	858,882	933,344
Cost of units redeemed	(2,101,754)	(2,012,186)
Account charges	(1,899)	(2,657)
Increase (decrease)	(1,244,771)	(1,081,499)
Net increase (decrease)	(1,198,166)	(36,753)
Net assets, beginning	5,622,053	5,658,806
Net assets, ending	$4,423,887	$5,622,053

Units sold	565,847	596,344
Units redeemed	(1,202,363)	(1,190,809)
Net increase (decrease)	(636,516)	(594,465)
Units outstanding, beginning	2,909,084	3,503,549
Units outstanding, ending	2,272,568	2,909,084

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,524,374
Cost of units redeemed/account charges	(25,550,779)
Net investment income (loss)	(80,793)
Net realized gain (loss)	416,639
Realized gain distributions	1,838,376
Net change in unrealized appreciation (depreciation)	276,070
Net assets	$4,423,887

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	2,273	$4,424	1.25%	2.2%	12/31/2020	$1.99	0	$0	1.00%	2.5%	12/31/2020	$2.04	0	$0	0.75%	2.7%
12/31/2019	1.90	2,521	4,801	1.25%	19.7%	12/31/2019	1.95	0	0	1.00%	20.0%	12/31/2019	1.99	0	0	0.75%	20.3%
12/31/2018	1.59	2,966	4,719	1.25%	-17.0%	12/31/2018	1.62	0	0	1.00%	-16.8%	12/31/2018	1.65	0	0	0.75%	-16.6%
12/31/2017	1.92	5,215	10,000	1.25%	8.0%	12/31/2017	1.95	0	0	1.00%	8.2%	12/31/2017	1.98	0	0	0.75%	8.5%
12/31/2016	1.78	4,849	8,612	1.25%	24.9%	12/31/2016	1.80	0	0	1.00%	25.2%	12/31/2016	1.83	0	0	0.75%	25.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	0	$0	0.50%	3.0%	12/31/2020	$2.14	0	$0	0.25%	3.3%	12/31/2020	$2.19	0	$0	0.00%	3.5%
12/31/2019	2.03	0	0	0.50%	20.6%	12/31/2019	2.07	0	0	0.25%	20.9%	12/31/2019	2.12	388	821	0.00%	21.2%
12/31/2018	1.68	0	0	0.50%	-16.4%	12/31/2018	1.72	0	0	0.25%	-16.2%	12/31/2018	1.75	538	940	0.00%	-16.0%
12/31/2017	2.01	0	0	0.50%	8.8%	12/31/2017	2.05	0	0	0.25%	9.0%	12/31/2017	2.08	543	1,129	0.00%	9.3%
12/31/2016	1.85	0	0	0.50%	25.9%	12/31/2016	1.88	0	0	0.25%	26.2%	12/31/2016	1.90	563	1,072	0.00%	26.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.1%
2018	0.8%
2017	1.0%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,241,408	$1,778,152	67,880
Receivables: investments sold	-
Payables: investments purchased	(24,427)
Net assets	$2,216,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,216,981	1,535,558	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$2,216,981	1,535,558

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$32,828
Mortality & expense charges	(21,417)
Net investment income (loss)	11,411

Gain (loss) on investments:
Net realized gain (loss)	(4,918)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	401,919
Net gain (loss)	397,001

Increase (decrease) in net assets from operations	$408,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,411	$16,402
Net realized gain (loss)	(4,918)	(12,336)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	401,919	171,377

Increase (decrease) in net assets from operations	408,412	175,443

Contract owner transactions:
Proceeds from units sold	906,094	356,579
Cost of units redeemed	(571,070)	(159,890)
Account charges	(965)	(527)
Increase (decrease)	334,059	196,162
Net increase (decrease)	742,471	371,605
Net assets, beginning	1,474,510	1,102,905
Net assets, ending	$2,216,981	$1,474,510

Units sold	868,448	298,753
Units redeemed	(481,549)	(134,591)
Net increase (decrease)	386,899	164,162
Units outstanding, beginning	1,148,659	984,497
Units outstanding, ending	1,535,558	1,148,659

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,744,636
Cost of units redeemed/account charges	(980,624)
Net investment income (loss)	35,770
Net realized gain (loss)	(46,057)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	463,256
Net assets	$2,216,981

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	1,536	$2,217	1.25%	12.5%	12/31/2020	$1.46	0	$0	1.00%	12.8%	12/31/2020	$1.47	0	$0	0.75%	13.0%
12/31/2019	1.28	1,149	1,475	1.25%	14.6%	12/31/2019	1.29	0	0	1.00%	14.9%	12/31/2019	1.30	0	0	0.75%	15.2%
12/31/2018	1.12	984	1,103	1.25%	-14.7%	12/31/2018	1.13	0	0	1.00%	-14.5%	12/31/2018	1.13	0	0	0.75%	-14.3%
12/31/2017	1.31	85	111	1.25%	34.9%	12/31/2017	1.32	0	0	1.00%	35.2%	12/31/2017	1.32	0	0	0.75%	35.6%
12/31/2016	0.97	0	0	1.25%	-2.6%	12/31/2016	0.97	0	0	1.00%	-2.6%	12/31/2016	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	13.3%	12/31/2020	$1.50	0	$0	0.25%	13.6%	12/31/2020	$1.52	0	$0	0.00%	13.9%
12/31/2019	1.31	0	0	0.50%	15.4%	12/31/2019	1.32	0	0	0.25%	15.7%	12/31/2019	1.33	0	0	0.00%	16.0%
12/31/2018	1.14	0	0	0.50%	-14.1%	12/31/2018	1.14	0	0	0.25%	-13.8%	12/31/2018	1.15	0	0	0.00%	-13.6%
12/31/2017	1.32	0	0	0.50%	35.9%	12/31/2017	1.33	0	0	0.25%	36.2%	12/31/2017	1.33	0	0	0.00%	36.6%
12/31/2016	0.97	0	0	0.50%	-2.6%	12/31/2016	0.97	0	0	0.25%	-2.6%	12/31/2016	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	2.4%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	6.0%	12/31/2020	$1.18	0	$0	1.00%	6.2%	12/31/2020	$1.19	0	$0	0.75%	6.5%
12/31/2019	1.10	0	0	1.25%	8.4%	12/31/2019	1.11	0	0	1.00%	8.7%	12/31/2019	1.12	0	0	0.75%	9.0%
12/31/2018	1.02	0	0	1.25%	-3.1%	12/31/2018	1.02	0	0	1.00%	-2.8%	12/31/2018	1.03	0	0	0.75%	-2.6%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.6%	12/31/2017	1.05	0	0	0.75%	5.8%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	6.8%	12/31/2020	$1.22	0	$0	0.25%	7.0%	12/31/2020	$1.23	0	$0	0.00%	7.3%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.14	0	0	0.25%	9.5%	12/31/2019	1.15	0	0	0.00%	9.8%
12/31/2018	1.03	0	0	0.50%	-2.3%	12/31/2018	1.04	0	0	0.25%	-2.1%	12/31/2018	1.04	0	0	0.00%	-1.8%
12/31/2017	1.06	0	0	0.50%	6.1%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.06	0	0	0.00%	6.6%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,071	$2,770	150
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,072	2,313	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$3,072	2,313

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$31
Mortality & expense charges	(27)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	(36)
Realized gain distributions	65
Net change in unrealized appreciation (depreciation)	272
Net gain (loss)	301

Increase (decrease) in net assets from operations	$305

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$10
Net realized gain (loss)	(36)	(1)
Realized gain distributions	65	8
Net change in unrealized appreciation (depreciation)	272	61

Increase (decrease) in net assets from operations	305	78

Contract owner transactions:
Proceeds from units sold	1,468	1,036
Cost of units redeemed	(145)	-
Account charges	(4)	(1)
Increase (decrease)	1,319	1,035
Net increase (decrease)	1,624	1,113
Net assets, beginning	1,448	335
Net assets, ending	$3,072	$1,448

Units sold	1,271	878
Units redeemed	(159)	(1)
Net increase (decrease)	1,112	877
Units outstanding, beginning	1,201	324
Units outstanding, ending	2,313	1,201

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,865
Cost of units redeemed/account charges	(150)
Net investment income (loss)	19
Net realized gain (loss)	(37)
Realized gain distributions	74
Net change in unrealized appreciation (depreciation)	301
Net assets	$3,072

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	2	$3	1.25%	10.2%	12/31/2020	$1.34	0	$0	1.00%	10.5%	12/31/2020	$1.36	0	$0	0.75%	10.7%
12/31/2019	1.21	1	1	1.25%	16.7%	12/31/2019	1.21	0	0	1.00%	17.0%	12/31/2019	1.22	0	0	0.75%	17.3%
12/31/2018	1.03	0	0	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.3%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.12	0	0	1.25%	12.6%	12/31/2017	1.12	0	0	1.00%	12.9%	12/31/2017	1.12	0	0	0.75%	13.2%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	11.0%	12/31/2020	$1.38	0	$0	0.25%	11.3%	12/31/2020	$1.40	0	$0	0.00%	11.6%
12/31/2019	1.23	0	0	0.50%	17.6%	12/31/2019	1.24	0	0	0.25%	17.9%	12/31/2019	1.25	0	0	0.00%	18.2%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.6%	12/31/2018	1.06	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.13	0	0	0.25%	13.8%	12/31/2017	1.13	0	0	0.00%	14.0%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.7%
2018	3.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Equity Portfolio Institutional Class - 06-CWN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,363,488	$2,854,189	122,974
Receivables: investments sold	14,619
Payables: investments purchased	-
Net assets	$3,378,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,378,107	2,312,266	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$3,378,107	2,312,266

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$70,698
Mortality & expense charges	(52,076)
Net investment income (loss)	18,622

Gain (loss) on investments:
Net realized gain (loss)	33,563
Realized gain distributions	31,118
Net change in unrealized appreciation (depreciation)	172,161
Net gain (loss)	236,842

Increase (decrease) in net assets from operations	$255,464

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,622	$27,909
Net realized gain (loss)	33,563	2,402
Realized gain distributions	31,118	22,291
Net change in unrealized appreciation (depreciation)	172,161	911,019

Increase (decrease) in net assets from operations	255,464	963,621

Contract owner transactions:
Proceeds from units sold	1,534,246	381,465
Cost of units redeemed	(3,024,049)	(628,734)
Account charges	(5,081)	(6,161)
Increase (decrease)	(1,494,884)	(253,430)
Net increase (decrease)	(1,239,420)	710,191
Net assets, beginning	4,617,527	3,907,336
Net assets, ending	$3,378,107	$4,617,527

Units sold	1,231,907	329,666
Units redeemed	(2,462,235)	(537,235)
Net increase (decrease)	(1,230,328)	(207,569)
Units outstanding, beginning	3,542,594	3,750,163
Units outstanding, ending	2,312,266	3,542,594

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,579,645
Cost of units redeemed/account charges	(4,955,737)
Net investment income (loss)	88,254
Net realized gain (loss)	72,218
Realized gain distributions	84,428
Net change in unrealized appreciation (depreciation)	509,299
Net assets	$3,378,107

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	2,312	$3,378	1.25%	12.1%	12/31/2020	$1.48	0	$0	1.00%	12.4%	12/31/2020	$1.49	0	$0	0.75%	12.6%
12/31/2019	1.30	3,543	4,618	1.25%	25.1%	12/31/2019	1.31	0	0	1.00%	25.4%	12/31/2019	1.32	0	0	0.75%	25.7%
12/31/2018	1.04	3,750	3,907	1.25%	-12.6%	12/31/2018	1.05	0	0	1.00%	-12.4%	12/31/2018	1.05	0	0	0.75%	-12.2%
12/31/2017	1.19	1,863	2,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	12.9%	12/31/2020	$1.52	0	$0	0.25%	13.2%	12/31/2020	$1.54	0	$0	0.00%	13.5%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.4%	12/31/2019	1.35	0	0	0.00%	26.7%
12/31/2018	1.06	0	0	0.50%	-11.9%	12/31/2018	1.06	0	0	0.25%	-11.7%	12/31/2018	1.07	0	0	0.00%	-11.5%
12/31/2017	1.20	0	0	0.50%	21.5%	12/31/2017	1.20	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.0%
2018	2.1%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Core Equity Portfolio Institutional Class - 06-CWP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,371,411	$2,964,867	231,726
Receivables: investments sold	4,850
Payables: investments purchased	-
Net assets	$3,376,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,376,261	2,573,892	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$3,376,261	2,573,892

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$90,168
Mortality & expense charges	(55,316)
Net investment income (loss)	34,852

Gain (loss) on investments:
Net realized gain (loss)	(93,921)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	236,177
Net gain (loss)	142,256

Increase (decrease) in net assets from operations	$177,108

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,852	$43,731
Net realized gain (loss)	(93,921)	(32,501)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	236,177	375,667

Increase (decrease) in net assets from operations	177,108	386,897

Contract owner transactions:
Proceeds from units sold	885,598	4,130,021
Cost of units redeemed	(2,650,130)	(669,388)
Account charges	(17,246)	(9,785)
Increase (decrease)	(1,781,778)	3,450,848
Net increase (decrease)	(1,604,670)	3,837,745
Net assets, beginning	4,980,931	1,143,186
Net assets, ending	$3,376,261	$4,980,931

Units sold	1,111,909	3,594,282
Units redeemed	(2,577,420)	(669,004)
Net increase (decrease)	(1,465,511)	2,925,278
Units outstanding, beginning	4,039,403	1,114,125
Units outstanding, ending	2,573,892	4,039,403

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,935,963
Cost of units redeemed/account charges	(3,952,325)
Net investment income (loss)	99,762
Net realized gain (loss)	(113,683)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	406,544
Net assets	$3,376,261

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	2,574	$3,376	1.25%	6.4%	12/31/2020	$1.33	0	$0	1.00%	6.6%	12/31/2020	$1.34	0	$0	0.75%	6.9%
12/31/2019	1.23	4,039	4,981	1.25%	20.2%	12/31/2019	1.24	0	0	1.00%	20.5%	12/31/2019	1.25	0	0	0.75%	20.8%
12/31/2018	1.03	1,114	1,143	1.25%	-18.4%	12/31/2018	1.03	0	0	1.00%	-18.2%	12/31/2018	1.04	0	0	0.75%	-18.0%
12/31/2017	1.26	354	445	1.25%	26.5%	12/31/2017	1.26	0	0	1.00%	26.8%	12/31/2017	1.26	0	0	0.75%	27.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	7.2%	12/31/2020	$1.37	0	$0	0.25%	7.4%	12/31/2020	$1.38	0	$0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	21.1%	12/31/2019	1.27	0	0	0.25%	21.4%	12/31/2019	1.28	0	0	0.00%	21.7%
12/31/2018	1.04	0	0	0.50%	-17.8%	12/31/2018	1.05	0	0	0.25%	-17.6%	12/31/2018	1.05	0	0	0.00%	-17.4%
12/31/2017	1.27	0	0	0.50%	27.4%	12/31/2017	1.27	0	0	0.25%	27.7%	12/31/2017	1.27	0	0	0.00%	28.1%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.3%
2018	3.4%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Small Company Portfolio Institutional Class - 06-CWR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,611	$64,043	3,729
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$75,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,630	55,818	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$75,630	55,818

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,301
Mortality & expense charges	(714)
Net investment income (loss)	587

Gain (loss) on investments:
Net realized gain (loss)	(759)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,960
Net gain (loss)	10,201

Increase (decrease) in net assets from operations	$10,788

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$587	$172
Net realized gain (loss)	(759)	(6)
Realized gain distributions	-	289
Net change in unrealized appreciation (depreciation)	10,960	2,096

Increase (decrease) in net assets from operations	10,788	2,551

Contract owner transactions:
Proceeds from units sold	109,460	777
Cost of units redeemed	(58,792)	-
Account charges	(8)	-
Increase (decrease)	50,660	777
Net increase (decrease)	61,448	3,328
Net assets, beginning	14,182	10,854
Net assets, ending	$75,630	$14,182

Units sold	93,798	692
Units redeemed	(49,274)	-
Net increase (decrease)	44,524	692
Units outstanding, beginning	11,294	10,602
Units outstanding, ending	55,818	11,294

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$135,201
Cost of units redeemed/account charges	(72,167)
Net investment income (loss)	944
Net realized gain (loss)	(727)
Realized gain distributions	811
Net change in unrealized appreciation (depreciation)	11,568
Net assets	$75,630

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	56	$76	1.25%	7.9%	12/31/2020	$1.37	0	$0	1.00%	8.2%	12/31/2020	$1.38	0	$0	0.75%	8.4%
12/31/2019	1.26	11	14	1.25%	22.7%	12/31/2019	1.27	0	0	1.00%	23.0%	12/31/2019	1.28	0	0	0.75%	23.3%
12/31/2018	1.02	11	11	1.25%	-20.4%	12/31/2018	1.03	0	0	1.00%	-20.2%	12/31/2018	1.03	0	0	0.75%	-20.0%
12/31/2017	1.29	0	0	1.25%	28.6%	12/31/2017	1.29	0	0	1.00%	29.0%	12/31/2017	1.29	0	0	0.75%	29.3%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	8.7%	12/31/2020	$1.41	0	$0	0.25%	9.0%	12/31/2020	$1.43	0	$0	0.00%	9.3%
12/31/2019	1.28	0	0	0.50%	23.6%	12/31/2019	1.29	0	0	0.25%	23.9%	12/31/2019	1.30	0	0	0.00%	24.2%
12/31/2018	1.04	0	0	0.50%	-19.8%	12/31/2018	1.05	0	0	0.25%	-19.6%	12/31/2018	1.05	0	0	0.00%	-19.4%
12/31/2017	1.30	0	0	0.50%	29.6%	12/31/2017	1.30	0	0	0.25%	29.9%	12/31/2017	1.30	0	0	0.00%	30.2%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	2.6%
2018	3.9%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Investment Grade Portfolio Institutional Class - 06-CWT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$288,920	$282,543	24,052
Receivables: investments sold	195
Payables: investments purchased	-
Net assets	$289,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$289,115	245,896	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$289,115	245,896

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,493
Mortality & expense charges	(13,392)
Net investment income (loss)	8,101

Gain (loss) on investments:
Net realized gain (loss)	137,862
Realized gain distributions	57
Net change in unrealized appreciation (depreciation)	(54,456)
Net gain (loss)	83,463

Increase (decrease) in net assets from operations	$91,564

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,101	$17,306
Net realized gain (loss)	137,862	6,408
Realized gain distributions	57	-
Net change in unrealized appreciation (depreciation)	(54,456)	75,132

Increase (decrease) in net assets from operations	91,564	98,846

Contract owner transactions:
Proceeds from units sold	233,305	198,379
Cost of units redeemed	(1,308,141)	(127,250)
Account charges	(1,134)	(1,162)
Increase (decrease)	(1,075,970)	69,967
Net increase (decrease)	(984,406)	168,813
Net assets, beginning	1,273,521	1,104,708
Net assets, ending	$289,115	$1,273,521

Units sold	202,443	185,540
Units redeemed	(1,124,488)	(117,827)
Net increase (decrease)	(922,045)	67,713
Units outstanding, beginning	1,167,941	1,100,228
Units outstanding, ending	245,896	1,167,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,843,876
Cost of units redeemed/account charges	(1,735,660)
Net investment income (loss)	43,249
Net realized gain (loss)	131,216
Realized gain distributions	57
Net change in unrealized appreciation (depreciation)	6,377
Net assets	$289,115

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	246	$289	1.25%	7.8%	12/31/2020	$1.19	0	$0	1.00%	8.1%	12/31/2020	$1.20	0	$0	0.75%	8.4%
12/31/2019	1.09	1,168	1,274	1.25%	8.6%	12/31/2019	1.10	0	0	1.00%	8.9%	12/31/2019	1.11	0	0	0.75%	9.1%
12/31/2018	1.00	1,100	1,105	1.25%	-1.5%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.01	0	0	0.75%	-1.0%
12/31/2017	1.02	480	489	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.6%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	8.6%	12/31/2020	$1.22	0	$0	0.25%	8.9%	12/31/2020	$1.24	0	$0	0.00%	9.2%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.12	0	0	0.25%	9.7%	12/31/2019	1.13	0	0	0.00%	10.0%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.02	0	0	0.25%	-0.5%	12/31/2018	1.03	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.4%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	2.8%
2018	2.7%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,145,539	$4,075,664	112,701
Receivables: investments sold	83,011
Payables: investments purchased	-
Net assets	$4,228,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,167,860	3,477,456	$1.20
Band 100	-	-	1.21
Band 75	60,690	49,619	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$4,228,550	3,527,075

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$126,983
Mortality & expense charges	(45,608)
Net investment income (loss)	81,375

Gain (loss) on investments:
Net realized gain (loss)	(59,242)
Realized gain distributions	5,362
Net change in unrealized appreciation (depreciation)	(162,756)
Net gain (loss)	(216,636)

Increase (decrease) in net assets from operations	$(135,261)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81,375	$31,516
Net realized gain (loss)	(59,242)	39,551
Realized gain distributions	5,362	4,619
Net change in unrealized appreciation (depreciation)	(162,756)	302,298

Increase (decrease) in net assets from operations	(135,261)	377,984

Contract owner transactions:
Proceeds from units sold	2,298,781	2,631,904
Cost of units redeemed	(1,453,306)	(719,259)
Account charges	(4,485)	(1,426)
Increase (decrease)	840,990	1,911,219
Net increase (decrease)	705,729	2,289,203
Net assets, beginning	3,522,821	1,233,618
Net assets, ending	$4,228,550	$3,522,821

Units sold	2,275,622	2,109,509
Units redeemed	(1,504,365)	(574,415)
Net increase (decrease)	771,257	1,535,094
Units outstanding, beginning	2,755,818	1,220,724
Units outstanding, ending	3,527,075	2,755,818

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,561,246
Cost of units redeemed/account charges	(2,529,743)
Net investment income (loss)	137,613
Net realized gain (loss)	(20,483)
Realized gain distributions	10,042
Net change in unrealized appreciation (depreciation)	69,875
Net assets	$4,228,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	3,477	$4,168	1.25%	-6.2%	12/31/2020	$1.21	0	$0	1.00%	-6.0%	12/31/2020	$1.22	50	$61	0.75%	-5.7%
12/31/2019	1.28	2,709	3,463	1.25%	26.5%	12/31/2019	1.29	0	0	1.00%	26.8%	12/31/2019	1.30	46	60	0.75%	27.1%
12/31/2018	1.01	1,175	1,187	1.25%	-4.2%	12/31/2018	1.02	0	0	1.00%	-4.0%	12/31/2018	1.02	46	47	0.75%	-3.7%
12/31/2017	1.05	109	115	1.25%	4.4%	12/31/2017	1.06	0	0	1.00%	4.7%	12/31/2017	1.06	0	0	0.75%	4.9%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	-5.5%	12/31/2020	$1.25	0	$0	0.25%	-5.3%	12/31/2020	$1.26	0	$0	0.00%	-5.0%
12/31/2019	1.31	0	0	0.50%	27.5%	12/31/2019	1.32	0	0	0.25%	27.8%	12/31/2019	1.33	0	0	0.00%	28.1%
12/31/2018	1.03	0	0	0.50%	-3.5%	12/31/2018	1.03	0	0	0.25%	-3.2%	12/31/2018	1.04	0	0	0.00%	-3.0%
12/31/2017	1.06	0	0	0.50%	5.2%	12/31/2017	1.07	0	0	0.25%	5.4%	12/31/2017	1.07	0	0	0.00%	5.7%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.3%
2019	2.3%
2018	4.5%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,040,305	$2,248,005	110,153
Receivables: investments sold	16,459
Payables: investments purchased	-
Net assets	$3,056,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,056,764	1,634,367	$1.87
Band 100	-	-	1.89
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$3,056,764	1,634,367

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$42,860
Mortality & expense charges	(32,344)
Net investment income (loss)	10,516

Gain (loss) on investments:
Net realized gain (loss)	73,611
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	430,258
Net gain (loss)	503,869

Increase (decrease) in net assets from operations	$514,385

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,516	$9,820
Net realized gain (loss)	73,611	60,858
Realized gain distributions	-	21,419
Net change in unrealized appreciation (depreciation)	430,258	400,827

Increase (decrease) in net assets from operations	514,385	492,924

Contract owner transactions:
Proceeds from units sold	441,379	810,819
Cost of units redeemed	(354,250)	(470,280)
Account charges	(1,420)	(1,506)
Increase (decrease)	85,709	339,033
Net increase (decrease)	600,094	831,957
Net assets, beginning	2,456,670	1,624,713
Net assets, ending	$3,056,764	$2,456,670

Units sold	275,237	552,020
Units redeemed	(220,933)	(335,961)
Net increase (decrease)	54,304	216,059
Units outstanding, beginning	1,580,063	1,364,004
Units outstanding, ending	1,634,367	1,580,063

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,563,704
Cost of units redeemed/account charges	(1,601,256)
Net investment income (loss)	32,476
Net realized gain (loss)	200,996
Realized gain distributions	68,544
Net change in unrealized appreciation (depreciation)	792,300
Net assets	$3,056,764

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	1,634	$3,057	1.25%	20.3%	12/31/2020	$1.89	0	$0	1.00%	20.6%	12/31/2020	$1.91	0	$0	0.75%	20.9%
12/31/2019	1.55	1,580	2,457	1.25%	30.5%	12/31/2019	1.57	0	0	1.00%	30.9%	12/31/2019	1.58	0	0	0.75%	31.2%
12/31/2018	1.19	1,364	1,625	1.25%	-3.2%	12/31/2018	1.20	0	0	1.00%	-3.0%	12/31/2018	1.20	0	0	0.75%	-2.7%
12/31/2017	1.23	1,453	1,788	1.25%	24.0%	12/31/2017	1.23	0	0	1.00%	24.3%	12/31/2017	1.24	0	0	0.75%	24.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	0	$0	0.50%	21.2%	12/31/2020	$1.95	0	$0	0.25%	21.5%	12/31/2020	$1.97	0	$0	0.00%	21.8%
12/31/2019	1.59	0	0	0.50%	31.5%	12/31/2019	1.60	0	0	0.25%	31.8%	12/31/2019	1.62	0	0	0.00%	32.2%
12/31/2018	1.21	0	0	0.50%	-2.5%	12/31/2018	1.22	0	0	0.25%	-2.2%	12/31/2018	1.22	0	0	0.00%	-2.0%
12/31/2017	1.24	0	0	0.50%	24.9%	12/31/2017	1.24	0	0	0.25%	25.2%	12/31/2017	1.25	0	0	0.00%	25.5%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.6%
2018	1.7%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Company Portfolio - 06-CWX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,397,326	$1,962,239	85,115
Receivables: investments sold	-
Payables: investments purchased	(1,319)
Net assets	$2,396,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,396,007	1,395,547	$1.72
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$2,396,007	1,395,547

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,815
Mortality & expense charges	(24,246)
Net investment income (loss)	11,569

Gain (loss) on investments:
Net realized gain (loss)	24,693
Realized gain distributions	52,181
Net change in unrealized appreciation (depreciation)	285,388
Net gain (loss)	362,262

Increase (decrease) in net assets from operations	$373,831

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,569	$14,547
Net realized gain (loss)	24,693	242,581
Realized gain distributions	52,181	12,262
Net change in unrealized appreciation (depreciation)	285,388	255,696

Increase (decrease) in net assets from operations	373,831	525,086

Contract owner transactions:
Proceeds from units sold	545,775	1,834,293
Cost of units redeemed	(345,447)	(2,177,855)
Account charges	(1,920)	(1,161)
Increase (decrease)	198,408	(344,723)
Net increase (decrease)	572,239	180,363
Net assets, beginning	1,823,768	1,643,405
Net assets, ending	$2,396,007	$1,823,768

Units sold	415,702	1,383,331
Units redeemed	(262,218)	(1,593,848)
Net increase (decrease)	153,484	(210,517)
Units outstanding, beginning	1,242,063	1,452,580
Units outstanding, ending	1,395,547	1,242,063

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,770,514
Cost of units redeemed/account charges	(3,210,663)
Net investment income (loss)	41,863
Net realized gain (loss)	281,292
Realized gain distributions	77,914
Net change in unrealized appreciation (depreciation)	435,087
Net assets	$2,396,007

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	1,396	$2,396	1.25%	16.9%	12/31/2020	$1.73	0	$0	1.00%	17.2%	12/31/2020	$1.75	0	$0	0.75%	17.5%
12/31/2019	1.47	1,242	1,824	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.4%
12/31/2018	1.13	1,453	1,643	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	546	655	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	17.8%	12/31/2020	$1.79	0	$0	0.25%	18.1%	12/31/2020	$1.81	0	$0	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.51	0	0	0.25%	31.1%	12/31/2019	1.53	0	0	0.00%	31.4%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.3%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,050
Mortality & expense charges	(1,436)
Net investment income (loss)	(386)

Gain (loss) on investments:
Net realized gain (loss)	7,218
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(7,828)
Net gain (loss)	(610)

Increase (decrease) in net assets from operations	$(996)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(386)	$(229)
Net realized gain (loss)	7,218	(7,327)
Realized gain distributions	-	1,242
Net change in unrealized appreciation (depreciation)	(7,828)	70,885

Increase (decrease) in net assets from operations	(996)	64,571

Contract owner transactions:
Proceeds from units sold	18,456	61,864
Cost of units redeemed	(289,582)	(147,668)
Account charges	(13)	(30)
Increase (decrease)	(271,139)	(85,834)
Net increase (decrease)	(272,135)	(21,263)
Net assets, beginning	272,135	293,398
Net assets, ending	$-	$272,135

Units sold	17,226	51,711
Units redeemed	(239,011)	(129,142)
Net increase (decrease)	(221,785)	(77,431)
Units outstanding, beginning	221,785	299,216
Units outstanding, ending	-	221,785

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$429,376
Cost of units redeemed/account charges	(439,410)
Net investment income (loss)	(408)
Net realized gain (loss)	(3,336)
Realized gain distributions	13,778
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	1.25%	17.9%	12/31/2020	$1.44	0	$0	1.00%	18.2%	12/31/2020	$1.46	0	$0	0.75%	18.5%
12/31/2019	1.21	22	26	1.25%	24.6%	12/31/2019	1.22	0	0	1.00%	24.9%	12/31/2019	1.23	200	246	0.75%	25.2%
12/31/2018	0.97	23	23	1.25%	-13.4%	12/31/2018	0.98	0	0	1.00%	-13.2%	12/31/2018	0.98	276	271	0.75%	-13.0%
12/31/2017	1.12	9	10	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.3%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	18.7%	12/31/2020	$1.49	0	$0	0.25%	19.0%	12/31/2020	$1.50	0	$0	0.00%	19.3%
12/31/2019	1.24	0	0	0.50%	25.5%	12/31/2019	1.25	0	0	0.25%	25.8%	12/31/2019	1.26	0	0	0.00%	26.2%
12/31/2018	0.99	0	0	0.50%	-12.8%	12/31/2018	0.99	0	0	0.25%	-12.6%	12/31/2018	1.00	0	0	0.00%	-12.3%
12/31/2017	1.13	0	0	0.50%	15.6%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	0	0	0.00%	16.2%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.7%
2018	1.4%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,780,760	$6,726,853	319,711
Receivables: investments sold	-
Payables: investments purchased	(238,777)
Net assets	$7,541,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,541,983	7,004,526	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$7,541,983	7,004,526

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$120,372
Mortality & expense charges	(82,846)
Net investment income (loss)	37,526

Gain (loss) on investments:
Net realized gain (loss)	(895,128)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	869,222
Net gain (loss)	(25,906)

Increase (decrease) in net assets from operations	$11,620

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,526	$16,658
Net realized gain (loss)	(895,128)	(179,546)
Realized gain distributions	-	220,567
Net change in unrealized appreciation (depreciation)	869,222	1,379,274

Increase (decrease) in net assets from operations	11,620	1,436,953

Contract owner transactions:
Proceeds from units sold	3,530,837	3,347,691
Cost of units redeemed	(4,932,226)	(1,840,495)
Account charges	(8,820)	(11,048)
Increase (decrease)	(1,410,209)	1,496,148
Net increase (decrease)	(1,398,589)	2,933,101
Net assets, beginning	8,940,572	6,007,471
Net assets, ending	$7,541,983	$8,940,572

Units sold	4,239,607	3,655,492
Units redeemed	(5,744,117)	(2,005,435)
Net increase (decrease)	(1,504,510)	1,650,057
Units outstanding, beginning	8,509,036	6,858,979
Units outstanding, ending	7,004,526	8,509,036

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,143,097
Cost of units redeemed/account charges	(9,141,465)
Net investment income (loss)	54,107
Net realized gain (loss)	(1,062,231)
Realized gain distributions	494,568
Net change in unrealized appreciation (depreciation)	1,053,907
Net assets	$7,541,983

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	7,005	$7,542	1.25%	2.5%	12/31/2020	$1.09	0	$0	1.00%	2.7%	12/31/2020	$1.10	0	$0	0.75%	3.0%
12/31/2019	1.05	8,509	8,941	1.25%	20.0%	12/31/2019	1.06	0	0	1.00%	20.3%	12/31/2019	1.07	0	0	0.75%	20.6%
12/31/2018	0.88	6,859	6,007	1.25%	-16.8%	12/31/2018	0.88	0	0	1.00%	-16.6%	12/31/2018	0.88	0	0	0.75%	-16.4%
12/31/2017	1.05	1,846	1,944	1.25%	8.2%	12/31/2017	1.06	0	0	1.00%	8.5%	12/31/2017	1.06	0	0	0.75%	8.8%
12/31/2016	0.97	0	0	1.25%	-2.7%	12/31/2016	0.97	0	0	1.00%	-2.7%	12/31/2016	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	3.2%	12/31/2020	$1.12	0	$0	0.25%	3.5%	12/31/2020	$1.13	0	$0	0.00%	3.8%
12/31/2019	1.08	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.09	0	0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-16.2%	12/31/2018	0.89	0	0	0.25%	-16.0%	12/31/2018	0.90	0	0	0.00%	-15.8%
12/31/2017	1.06	0	0	0.50%	9.0%	12/31/2017	1.06	0	0	0.25%	9.3%	12/31/2017	1.07	0	0	0.00%	9.6%
12/31/2016	0.97	0	0	0.50%	-2.7%	12/31/2016	0.97	0	0	0.25%	-2.6%	12/31/2016	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.5%
2018	0.9%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,959,618	$1,899,065	186,250
Receivables: investments sold	35,125
Payables: investments purchased	-
Net assets	$1,994,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,994,743	1,688,327	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$1,994,743	1,688,327

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,435
Mortality & expense charges	(24,228)
Net investment income (loss)	(7,793)

Gain (loss) on investments:
Net realized gain (loss)	23,120
Realized gain distributions	16,102
Net change in unrealized appreciation (depreciation)	63,519
Net gain (loss)	102,741

Increase (decrease) in net assets from operations	$94,948

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,793)	$39,751
Net realized gain (loss)	23,120	15,513
Realized gain distributions	16,102	20,389
Net change in unrealized appreciation (depreciation)	63,519	36,277

Increase (decrease) in net assets from operations	94,948	111,930

Contract owner transactions:
Proceeds from units sold	617,426	1,026,860
Cost of units redeemed	(611,031)	(701,203)
Account charges	(1,830)	(1,317)
Increase (decrease)	4,565	324,340
Net increase (decrease)	99,513	436,270
Net assets, beginning	1,895,230	1,458,960
Net assets, ending	$1,994,743	$1,895,230

Units sold	539,644	922,082
Units redeemed	(536,165)	(627,225)
Net increase (decrease)	3,479	294,857
Units outstanding, beginning	1,684,848	1,389,991
Units outstanding, ending	1,688,327	1,684,848

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,014,079
Cost of units redeemed/account charges	(2,262,651)
Net investment income (loss)	99,605
Net realized gain (loss)	42,036
Realized gain distributions	41,121
Net change in unrealized appreciation (depreciation)	60,553
Net assets	$1,994,743

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	1,688	$1,995	1.25%	5.0%	12/31/2020	$1.19	0	$0	1.00%	5.3%	12/31/2020	$1.21	0	$0	0.75%	5.6%
12/31/2019	1.12	1,685	1,895	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.4%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	1,390	1,459	1.25%	2.0%	12/31/2018	1.06	0	0	1.00%	2.2%	12/31/2018	1.06	0	0	0.75%	2.5%
12/31/2017	1.03	971	999	1.25%	1.9%	12/31/2017	1.03	0	0	1.00%	2.2%	12/31/2017	1.03	0	0	0.75%	2.4%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	5.8%	12/31/2020	$1.23	0	$0	0.25%	6.1%	12/31/2020	$1.24	0	$0	0.00%	6.4%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	2.8%	12/31/2018	1.07	0	0	0.25%	3.0%	12/31/2018	1.08	0	0	0.00%	3.3%
12/31/2017	1.04	0	0	0.50%	2.7%	12/31/2017	1.04	0	0	0.25%	2.9%	12/31/2017	1.04	0	0	0.00%	3.2%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	3.6%
2018	6.9%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$466,090	$453,932	88,072
Receivables: investments sold	11,264
Payables: investments purchased	-
Net assets	$477,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,354	502,115	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$477,354	502,115

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,589
Mortality & expense charges	(4,530)
Net investment income (loss)	(2,941)

Gain (loss) on investments:
Net realized gain (loss)	(10,377)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,520
Net gain (loss)	10,143

Increase (decrease) in net assets from operations	$7,202

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,941)	$1,109
Net realized gain (loss)	(10,377)	(2,279)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,520	21,905

Increase (decrease) in net assets from operations	7,202	20,735

Contract owner transactions:
Proceeds from units sold	187,398	92,936
Cost of units redeemed	(72,244)	(56,403)
Account charges	(917)	(853)
Increase (decrease)	114,237	35,680
Net increase (decrease)	121,439	56,415
Net assets, beginning	355,915	299,500
Net assets, ending	$477,354	$355,915

Units sold	228,539	99,290
Units redeemed	(89,557)	(61,953)
Net increase (decrease)	138,982	37,337
Units outstanding, beginning	363,133	325,796
Units outstanding, ending	502,115	363,133

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$625,888
Cost of units redeemed/account charges	(149,772)
Net investment income (loss)	1,603
Net realized gain (loss)	(12,523)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,158
Net assets	$477,354

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.95	502	$477	1.25%	-3.0%	12/31/2020	$0.96	0	$0	1.00%	-2.8%	12/31/2020	$0.97	0	$0	0.75%	-2.5%
12/31/2019	0.98	363	356	1.25%	6.6%	12/31/2019	0.99	0	0	1.00%	6.9%	12/31/2019	0.99	0	0	0.75%	7.2%
12/31/2018	0.92	326	300	1.25%	-12.3%	12/31/2018	0.92	0	0	1.00%	-12.1%	12/31/2018	0.92	0	0	0.75%	-11.9%
12/31/2017	1.05	0	0	1.25%	4.8%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	0	$0	0.50%	-2.3%	12/31/2020	$0.98	0	$0	0.25%	-2.0%	12/31/2020	$0.99	0	$0	0.00%	-1.8%
12/31/2019	1.00	0	0	0.50%	7.4%	12/31/2019	1.00	0	0	0.25%	7.7%	12/31/2019	1.01	0	0	0.00%	8.0%
12/31/2018	0.93	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.4%	12/31/2018	0.93	0	0	0.00%	-11.2%
12/31/2017	1.05	0	0	0.50%	4.9%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.6%
2018	3.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$584,177	$560,067	44,122
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$584,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$584,187	505,995	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$584,187	505,995

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,022
Mortality & expense charges	(4,230)
Net investment income (loss)	1,792

Gain (loss) on investments:
Net realized gain (loss)	6,890
Realized gain distributions	1,754
Net change in unrealized appreciation (depreciation)	23,043
Net gain (loss)	31,687

Increase (decrease) in net assets from operations	$33,479

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,792	$1,247
Net realized gain (loss)	6,890	8,955
Realized gain distributions	1,754	152
Net change in unrealized appreciation (depreciation)	23,043	657

Increase (decrease) in net assets from operations	33,479	11,011

Contract owner transactions:
Proceeds from units sold	561,738	280,271
Cost of units redeemed	(215,826)	(212,955)
Account charges	(294)	(96)
Increase (decrease)	345,618	67,220
Net increase (decrease)	379,097	78,231
Net assets, beginning	205,090	126,859
Net assets, ending	$584,187	$205,090

Units sold	582,499	276,432
Units redeemed	(272,377)	(210,331)
Net increase (decrease)	310,122	66,101
Units outstanding, beginning	195,873	129,772
Units outstanding, ending	505,995	195,873

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$968,353
Cost of units redeemed/account charges	(429,412)
Net investment income (loss)	3,386
Net realized gain (loss)	15,844
Realized gain distributions	1,906
Net change in unrealized appreciation (depreciation)	24,110
Net assets	$584,187

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	506	$584	1.25%	10.3%	12/31/2020	$1.16	0	$0	1.00%	10.5%	12/31/2020	$1.17	0	$0	0.75%	10.8%
12/31/2019	1.05	196	205	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.06	0	0	0.75%	7.6%
12/31/2018	0.98	130	127	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-2.0%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	11.1%	12/31/2020	$1.19	0	$0	0.25%	11.4%	12/31/2020	$1.20	0	$0	0.00%	11.7%
12/31/2019	1.06	0	0	0.50%	7.9%	12/31/2019	1.07	0	0	0.25%	8.2%	12/31/2019	1.07	0	0	0.00%	8.5%
12/31/2018	0.99	0	0	0.50%	-1.8%	12/31/2018	0.99	0	0	0.25%	-1.5%	12/31/2018	0.99	0	0	0.00%	-1.3%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.3%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,378,794	$1,210,402	35,710
Receivables: investments sold	-
Payables: investments purchased	(6,780)
Net assets	$1,372,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,372,014	1,135,377	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,372,014	1,135,377

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,969
Mortality & expense charges	(13,945)
Net investment income (loss)	1,024

Gain (loss) on investments:
Net realized gain (loss)	(19,407)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	168,216
Net gain (loss)	148,809

Increase (decrease) in net assets from operations	$149,833

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,024	$(1,344)
Net realized gain (loss)	(19,407)	(3,661)
Realized gain distributions	-	11,274
Net change in unrealized appreciation (depreciation)	168,216	82,551

Increase (decrease) in net assets from operations	149,833	88,820

Contract owner transactions:
Proceeds from units sold	204,558	1,247,808
Cost of units redeemed	(212,644)	(505,487)
Account charges	(1,268)	(1,330)
Increase (decrease)	(9,354)	740,991
Net increase (decrease)	140,479	829,811
Net assets, beginning	1,231,535	401,724
Net assets, ending	$1,372,014	$1,231,535

Units sold	226,672	1,142,760
Units redeemed	(210,177)	(462,712)
Net increase (decrease)	16,495	680,048
Units outstanding, beginning	1,118,882	438,834
Units outstanding, ending	1,135,377	1,118,882

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,347,530
Cost of units redeemed/account charges	(1,163,149)
Net investment income (loss)	(940)
Net realized gain (loss)	(22,694)
Realized gain distributions	42,875
Net change in unrealized appreciation (depreciation)	168,392
Net assets	$1,372,014

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	1,135	$1,372	1.25%	9.8%	12/31/2020	$1.22	0	$0	1.00%	10.1%	12/31/2020	$1.23	0	$0	0.75%	10.3%
12/31/2019	1.10	1,119	1,232	1.25%	20.2%	12/31/2019	1.11	0	0	1.00%	20.5%	12/31/2019	1.11	0	0	0.75%	20.8%
12/31/2018	0.92	439	402	1.25%	-14.2%	12/31/2018	0.92	0	0	1.00%	-14.0%	12/31/2018	0.92	0	0	0.75%	-13.8%
12/31/2017	1.07	405	432	1.25%	6.7%	12/31/2017	1.07	0	0	1.00%	6.8%	12/31/2017	1.07	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	10.6%	12/31/2020	$1.25	0	$0	0.25%	10.9%	12/31/2020	$1.26	0	$0	0.00%	11.2%
12/31/2019	1.12	0	0	0.50%	21.1%	12/31/2019	1.13	0	0	0.25%	21.4%	12/31/2019	1.13	0	0	0.00%	21.7%
12/31/2018	0.93	0	0	0.50%	-13.6%	12/31/2018	0.93	0	0	0.25%	-13.3%	12/31/2018	0.93	0	0	0.00%	-13.1%
12/31/2017	1.07	0	0	0.50%	7.1%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.6%
2018	1.0%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,963	$375,359	18,142
Receivables: investments sold	-
Payables: investments purchased	(21,648)
Net assets	$440,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,315	375,624	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$440,315	375,624

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,349
Mortality & expense charges	(4,296)
Net investment income (loss)	3,053

Gain (loss) on investments:
Net realized gain (loss)	(3,767)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	76,167
Net gain (loss)	72,400

Increase (decrease) in net assets from operations	$75,453

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,053	$3,593
Net realized gain (loss)	(3,767)	(6,436)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	76,167	44,732

Increase (decrease) in net assets from operations	75,453	41,889

Contract owner transactions:
Proceeds from units sold	216,828	92,068
Cost of units redeemed	(167,462)	(130,082)
Account charges	(810)	(758)
Increase (decrease)	48,556	(38,772)
Net increase (decrease)	124,009	3,117
Net assets, beginning	316,306	313,189
Net assets, ending	$440,315	$316,306

Units sold	243,772	94,295
Units redeemed	(171,567)	(135,158)
Net increase (decrease)	72,205	(40,863)
Units outstanding, beginning	303,419	344,282
Units outstanding, ending	375,624	303,419

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$683,371
Cost of units redeemed/account charges	(327,264)
Net investment income (loss)	10,848
Net realized gain (loss)	(13,244)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	86,604
Net assets	$440,315

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	376	$440	1.25%	12.4%	12/31/2020	$1.18	0	$0	1.00%	12.7%	12/31/2020	$1.19	0	$0	0.75%	13.0%
12/31/2019	1.04	303	316	1.25%	14.6%	12/31/2019	1.05	0	0	1.00%	14.9%	12/31/2019	1.05	0	0	0.75%	15.2%
12/31/2018	0.91	344	313	1.25%	-9.0%	12/31/2018	0.91	0	0	1.00%	-8.9%	12/31/2018	0.91	0	0	0.75%	-8.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	13.3%	12/31/2020	$1.20	0	$0	0.25%	13.6%	12/31/2020	$1.21	0	$0	0.00%	13.9%
12/31/2019	1.05	0	0	0.50%	15.5%	12/31/2019	1.06	0	0	0.25%	15.7%	12/31/2019	1.06	0	0	0.00%	16.0%
12/31/2018	0.91	0	0	0.50%	-8.7%	12/31/2018	0.91	0	0	0.25%	-8.5%	12/31/2018	0.92	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,750	$8,187	1,021
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,753	9,138	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$10,753	9,138

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$126
Mortality & expense charges	(84)
Net investment income (loss)	42

Gain (loss) on investments:
Net realized gain (loss)	(62)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,283
Net gain (loss)	2,221

Increase (decrease) in net assets from operations	$2,263

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42	$25
Net realized gain (loss)	(62)	1
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,283	275

Increase (decrease) in net assets from operations	2,263	301

Contract owner transactions:
Proceeds from units sold	5,777	2,725
Cost of units redeemed	(608)	-
Account charges	(25)	-
Increase (decrease)	5,144	2,725
Net increase (decrease)	7,407	3,026
Net assets, beginning	3,346	320
Net assets, ending	$10,753	$3,346

Units sold	6,667	2,850
Units redeemed	(732)	-
Net increase (decrease)	5,935	2,850
Units outstanding, beginning	3,203	353
Units outstanding, ending	9,138	3,203

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,817
Cost of units redeemed/account charges	(633)
Net investment income (loss)	67
Net realized gain (loss)	(61)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,563
Net assets	$10,753

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	9	$11	1.25%	12.6%	12/31/2020	$1.18	0	$0	1.00%	12.9%	12/31/2020	$1.19	0	$0	0.75%	13.2%
12/31/2019	1.04	3	3	1.25%	15.2%	12/31/2019	1.05	0	0	1.00%	15.5%	12/31/2019	1.05	0	0	0.75%	15.8%
12/31/2018	0.91	0	0	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	13.5%	12/31/2020	$1.21	0	$0	0.25%	13.8%	12/31/2020	$1.21	0	$0	0.00%	14.0%
12/31/2019	1.06	0	0	0.50%	16.1%	12/31/2019	1.06	0	0	0.25%	16.4%	12/31/2019	1.06	0	0	0.00%	16.7%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-8.9%	12/31/2018	0.91	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3)
Net investment income (loss)	(3)

Gain (loss) on investments:
Net realized gain (loss)	30
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(13)
Net gain (loss)	17

Increase (decrease) in net assets from operations	$14

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$51
Net realized gain (loss)	30	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(13)	42

Increase (decrease) in net assets from operations	14	93

Contract owner transactions:
Proceeds from units sold	57	1,449
Cost of units redeemed	(4,595)	(6)
Account charges	-	-
Increase (decrease)	(4,538)	1,443
Net increase (decrease)	(4,524)	1,536
Net assets, beginning	4,524	2,988
Net assets, ending	$-	$4,524

Units sold	55	1,399
Units redeemed	(4,391)	(6)
Net increase (decrease)	(4,336)	1,393
Units outstanding, beginning	4,336	2,943
Units outstanding, ending	-	4,336

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,488
Cost of units redeemed/account charges	(4,601)
Net investment income (loss)	83
Net realized gain (loss)	30
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	0.3%	12/31/2020	$1.05	0	$0	1.00%	0.5%	12/31/2020	$1.06	0	$0	0.75%	0.8%
12/31/2019	1.04	4	5	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	3	3	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	1.0%	12/31/2020	$1.07	0	$0	0.25%	1.3%	12/31/2020	$1.08	0	$0	0.00%	1.5%
12/31/2019	1.06	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	2.0%	12/31/2018	1.02	0	0	0.25%	2.2%	12/31/2018	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	2.6%
2018	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Real Estate Securities Portfolio - 06-3CW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$493,484	$493,533	46,716
Receivables: investments sold	8,713
Payables: investments purchased	-
Net assets	$502,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$502,197	455,308	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$502,197	455,308

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,632
Mortality & expense charges	(5,034)
Net investment income (loss)	4,598

Gain (loss) on investments:
Net realized gain (loss)	(10,769)
Realized gain distributions	1,402
Net change in unrealized appreciation (depreciation)	(18,712)
Net gain (loss)	(28,079)

Increase (decrease) in net assets from operations	$(23,481)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,598	$19,297
Net realized gain (loss)	(10,769)	3,589
Realized gain distributions	1,402	4,343
Net change in unrealized appreciation (depreciation)	(18,712)	60,464

Increase (decrease) in net assets from operations	(23,481)	87,693

Contract owner transactions:
Proceeds from units sold	171,842	118,543
Cost of units redeemed	(92,550)	(107,156)
Account charges	(1,009)	(998)
Increase (decrease)	78,283	10,389
Net increase (decrease)	54,802	98,082
Net assets, beginning	447,395	349,313
Net assets, ending	$502,197	$447,395

Units sold	179,550	104,896
Units redeemed	(97,913)	(95,414)
Net increase (decrease)	81,637	9,482
Units outstanding, beginning	373,671	364,189
Units outstanding, ending	455,308	373,671

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$715,033
Cost of units redeemed/account charges	(250,220)
Net investment income (loss)	39,841
Net realized gain (loss)	(8,153)
Realized gain distributions	5,745
Net change in unrealized appreciation (depreciation)	(49)
Net assets	$502,197

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	455	$502	1.25%	-7.9%	12/31/2020	$1.11	0	$0	1.00%	-7.6%	12/31/2020	$1.12	0	$0	0.75%	-7.4%
12/31/2019	1.20	374	447	1.25%	24.8%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.5%
12/31/2018	0.96	364	349	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	-7.2%	12/31/2020	$1.13	0	$0	0.25%	-7.0%	12/31/2020	$1.14	0	$0	0.00%	-6.7%
12/31/2019	1.21	0	0	0.50%	25.8%	12/31/2019	1.22	0	0	0.25%	26.1%	12/31/2019	1.22	0	0	0.00%	26.4%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	6.1%
2018	10.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Sustainability Core 1 Portfolio - 06-3C7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,032	$237,405	22,448
Receivables: investments sold	-
Payables: investments purchased	(180)
Net assets	$271,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,852	243,524	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$271,852	243,524

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,834
Mortality & expense charges	(2,771)
Net investment income (loss)	1,063

Gain (loss) on investments:
Net realized gain (loss)	(902)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28,379
Net gain (loss)	27,477

Increase (decrease) in net assets from operations	$28,540

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,063	$1,413
Net realized gain (loss)	(902)	(2,784)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	28,379	11,298

Increase (decrease) in net assets from operations	28,540	9,927

Contract owner transactions:
Proceeds from units sold	31,138	219,114
Cost of units redeemed	(13,478)	(32,685)
Account charges	(990)	(276)
Increase (decrease)	16,670	186,153
Net increase (decrease)	45,210	196,080
Net assets, beginning	226,642	30,562
Net assets, ending	$271,852	$226,642

Units sold	37,428	224,806
Units redeemed	(17,737)	(37,999)
Net increase (decrease)	19,691	186,807
Units outstanding, beginning	223,833	37,026
Units outstanding, ending	243,524	223,833

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$285,697
Cost of units redeemed/account charges	(47,460)
Net investment income (loss)	2,683
Net realized gain (loss)	(3,695)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,627
Net assets	$271,852

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	244	$272	1.25%	10.2%	12/31/2020	$1.12	0	$0	1.00%	10.5%	12/31/2020	$1.13	0	$0	0.75%	10.8%
12/31/2019	1.01	224	227	1.25%	22.7%	12/31/2019	1.02	0	0	1.00%	23.0%	12/31/2019	1.02	0	0	0.75%	23.3%
12/31/2018	0.83	37	31	1.25%	-17.5%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	11.1%	12/31/2020	$1.15	0	$0	0.25%	11.4%	12/31/2020	$1.15	0	$0	0.00%	11.6%
12/31/2019	1.02	0	0	0.50%	23.6%	12/31/2019	1.03	0	0	0.25%	23.9%	12/31/2019	1.03	0	0	0.00%	24.2%
12/31/2018	0.83	0	0	0.50%	-17.1%	12/31/2018	0.83	0	0	0.25%	-16.9%	12/31/2018	0.83	0	0	0.00%	-16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.6%
2018	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$508,122	$460,298	11,189
Receivables: investments sold	-
Payables: investments purchased	(88,198)
Net assets	$419,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$419,924	396,569	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$419,924	396,569

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,841
Mortality & expense charges	(4,288)
Net investment income (loss)	3,553

Gain (loss) on investments:
Net realized gain (loss)	(18,699)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	44,641
Net gain (loss)	25,942

Increase (decrease) in net assets from operations	$29,495

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,553	$(140)
Net realized gain (loss)	(18,699)	(4)
Realized gain distributions	-	4
Net change in unrealized appreciation (depreciation)	44,641	3,221

Increase (decrease) in net assets from operations	29,495	3,081

Contract owner transactions:
Proceeds from units sold	301,568	594,494
Cost of units redeemed	(212,013)	(296,613)
Account charges	(277)	-
Increase (decrease)	89,278	297,881
Net increase (decrease)	118,773	300,962
Net assets, beginning	301,151	189
Net assets, ending	$419,924	$301,151

Units sold	332,472	554,654
Units redeemed	(215,065)	(275,709)
Net increase (decrease)	117,407	278,945
Units outstanding, beginning	279,162	217
Units outstanding, ending	396,569	279,162

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$896,282
Cost of units redeemed/account charges	(508,906)
Net investment income (loss)	3,414
Net realized gain (loss)	(18,703)
Realized gain distributions	13
Net change in unrealized appreciation (depreciation)	47,824
Net assets	$419,924

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	397	$420	1.25%	-1.8%	12/31/2020	$1.07	0	$0	1.00%	-1.6%	12/31/2020	$1.07	0	$0	0.75%	-1.4%
12/31/2019	1.08	279	301	1.25%	23.9%	12/31/2019	1.08	0	0	1.00%	24.2%	12/31/2019	1.09	0	0	0.75%	24.5%
12/31/2018	0.87	0	0	1.25%	-12.9%	12/31/2018	0.87	0	0	1.00%	-12.8%	12/31/2018	0.87	0	0	0.75%	-12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	-1.1%	12/31/2020	$1.09	0	$0	0.25%	-0.9%	12/31/2020	$1.09	0	$0	0.00%	-0.6%
12/31/2019	1.09	0	0	0.50%	24.8%	12/31/2019	1.10	0	0	0.25%	25.1%	12/31/2019	1.10	0	0	0.00%	25.5%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	0.0%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,361	$125,895	5,218
Receivables: investments sold	-
Payables: investments purchased	(487)
Net assets	$155,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,874	111,207	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$155,874	111,207

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,183
Mortality & expense charges	(1,033)
Net investment income (loss)	150

Gain (loss) on investments:
Net realized gain (loss)	(3,559)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28,004
Net gain (loss)	24,445

Increase (decrease) in net assets from operations	$24,595

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$150	$(8)
Net realized gain (loss)	(3,559)	(588)
Realized gain distributions	-	167
Net change in unrealized appreciation (depreciation)	28,004	5,618

Increase (decrease) in net assets from operations	24,595	5,189

Contract owner transactions:
Proceeds from units sold	208,045	32,410
Cost of units redeemed	(116,609)	(17,943)
Account charges	(299)	(1)
Increase (decrease)	91,137	14,466
Net increase (decrease)	115,732	19,655
Net assets, beginning	40,142	20,487
Net assets, ending	$155,874	$40,142

Units sold	185,775	29,109
Units redeemed	(108,854)	(17,723)
Net increase (decrease)	76,921	11,386
Units outstanding, beginning	34,286	22,900
Units outstanding, ending	111,207	34,286

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$263,913
Cost of units redeemed/account charges	(134,873)
Net investment income (loss)	200
Net realized gain (loss)	(4,152)
Realized gain distributions	320
Net change in unrealized appreciation (depreciation)	30,466
Net assets	$155,874

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	111	$156	1.25%	19.7%	12/31/2020	$1.41	0	$0	1.00%	20.0%	12/31/2020	$1.42	0	$0	0.75%	20.3%
12/31/2019	1.17	34	40	1.25%	30.9%	12/31/2019	1.18	0	0	1.00%	31.2%	12/31/2019	1.18	0	0	0.75%	31.5%
12/31/2018	0.89	23	20	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	20.6%	12/31/2020	$1.44	0	$0	0.25%	20.9%	12/31/2020	$1.45	0	$0	0.00%	21.2%
12/31/2019	1.19	0	0	0.50%	31.9%	12/31/2019	1.19	0	0	0.25%	32.2%	12/31/2019	1.19	0	0	0.00%	32.5%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-10.0%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.9%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2010 Target Date Retirement Income Fund Inst Cl - 06-3PK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	10.7%	12/31/2020	$1.24	0	$0	1.00%	11.0%	12/31/2020	$1.24	0	$0	0.75%	11.3%
12/31/2019	1.11	0	0	1.25%	11.5%	12/31/2019	1.11	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	11.5%	12/31/2020	$1.25	0	$0	0.25%	11.8%	12/31/2020	$1.26	0	$0	0.00%	12.1%
12/31/2019	1.12	0	0	0.50%	12.3%	12/31/2019	1.12	0	0	0.25%	12.6%	12/31/2019	1.12	0	0	0.00%	12.9%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2015 Target Date Retirement Income Fund Inst Cl - 06-3PM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	12.9%	12/31/2020	$1.27	0	$0	1.00%	13.2%	12/31/2020	$1.28	0	$0	0.75%	13.5%
12/31/2019	1.12	0	0	1.25%	12.7%	12/31/2019	1.12	0	0	1.00%	12.9%	12/31/2019	1.13	0	0	0.75%	13.2%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	13.7%	12/31/2020	$1.29	0	$0	0.25%	14.0%	12/31/2020	$1.30	0	$0	0.00%	14.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2020 Target Date Retirement Income Fund Inst Cl - 06-3PN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	1.25%	14.7%	12/31/2020	$1.31	0	$0	1.00%	15.0%	12/31/2020	$1.32	0	$0	0.75%	15.3%
12/31/2019	1.13	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.14	0	0	0.75%	14.8%
12/31/2018	0.99	0	0	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	15.6%	12/31/2020	$1.33	0	$0	0.25%	15.9%	12/31/2020	$1.34	0	$0	0.00%	16.1%
12/31/2019	1.14	0	0	0.50%	15.0%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.6%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.6%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2025 Target Date Retirement Income Fund Inst Cl - 06-3PP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	1.25%	16.0%	12/31/2020	$1.35	0	$0	1.00%	16.3%	12/31/2020	$1.36	0	$0	0.75%	16.6%
12/31/2019	1.16	0	0	1.25%	17.5%	12/31/2019	1.16	0	0	1.00%	17.8%	12/31/2019	1.17	0	0	0.75%	18.1%
12/31/2018	0.99	0	0	1.25%	-1.3%	12/31/2018	0.99	0	0	1.00%	-1.3%	12/31/2018	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	16.9%	12/31/2020	$1.37	0	$0	0.25%	17.2%	12/31/2020	$1.38	0	$0	0.00%	17.5%
12/31/2019	1.17	0	0	0.50%	18.4%	12/31/2019	1.17	0	0	0.25%	18.7%	12/31/2019	1.17	0	0	0.00%	19.0%
12/31/2018	0.99	0	0	0.50%	-1.3%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2030 Target Date Retirement Income Fund Inst Cl - 06-3PR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	1.25%	16.9%	12/31/2020	$1.38	0	$0	1.00%	17.2%	12/31/2020	$1.38	0	$0	0.75%	17.5%
12/31/2019	1.17	0	0	1.25%	19.5%	12/31/2019	1.18	0	0	1.00%	19.8%	12/31/2019	1.18	0	0	0.75%	20.1%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.9%	12/31/2018	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	17.7%	12/31/2020	$1.40	0	$0	0.25%	18.0%	12/31/2020	$1.41	0	$0	0.00%	18.3%
12/31/2019	1.18	0	0	0.50%	20.4%	12/31/2019	1.19	0	0	0.25%	20.7%	12/31/2019	1.19	0	0	0.00%	21.0%
12/31/2018	0.98	0	0	0.50%	-1.8%	12/31/2018	0.98	0	0	0.25%	-1.8%	12/31/2018	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2035 Target Date Retirement Income Fund Inst Cl - 06-3PT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	15.0%	12/31/2020	$1.35	0	$0	1.00%	15.3%	12/31/2020	$1.36	0	$0	0.75%	15.6%
12/31/2019	1.17	0	0	1.25%	20.3%	12/31/2019	1.17	0	0	1.00%	20.6%	12/31/2019	1.17	0	0	0.75%	20.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	15.8%	12/31/2020	$1.37	0	$0	0.25%	16.1%	12/31/2020	$1.38	0	$0	0.00%	16.4%
12/31/2019	1.18	0	0	0.50%	21.2%	12/31/2019	1.18	0	0	0.25%	21.5%	12/31/2019	1.18	0	0	0.00%	21.8%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.8%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2040 Target Date Retirement Income Fund Inst Cl - 06-3PV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	1.25%	11.3%	12/31/2020	$1.30	0	$0	1.00%	11.6%	12/31/2020	$1.31	0	$0	0.75%	11.9%
12/31/2019	1.16	0	0	1.25%	20.6%	12/31/2019	1.17	0	0	1.00%	20.9%	12/31/2019	1.17	0	0	0.75%	21.2%
12/31/2018	0.97	0	0	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.5%	12/31/2018	0.97	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	12.2%	12/31/2020	$1.32	0	$0	0.25%	12.4%	12/31/2020	$1.33	0	$0	0.00%	12.7%
12/31/2019	1.17	0	0	0.50%	21.5%	12/31/2019	1.18	0	0	0.25%	21.8%	12/31/2019	1.18	0	0	0.00%	22.1%
12/31/2018	0.97	0	0	0.50%	-3.5%	12/31/2018	0.97	0	0	0.25%	-3.4%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2045 Target Date Retirement Income Fund Inst Cl - 06-3PW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	11.9%	12/31/2020	$1.34	0	$0	1.00%	12.2%	12/31/2020	$1.34	0	$0	0.75%	12.5%
12/31/2019	1.19	0	0	1.25%	23.9%	12/31/2019	1.19	0	0	1.00%	24.2%	12/31/2019	1.19	0	0	0.75%	24.5%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	12.8%	12/31/2020	$1.36	0	$0	0.25%	13.1%	12/31/2020	$1.36	0	$0	0.00%	13.3%
12/31/2019	1.20	0	0	0.50%	24.8%	12/31/2019	1.20	0	0	0.25%	25.1%	12/31/2019	1.20	0	0	0.00%	25.4%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2050 Target Date Retirement Income Fund Inst Cl - 06-3PX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	12.6%	12/31/2020	$1.35	0	$0	1.00%	12.9%	12/31/2020	$1.35	0	$0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.0%	12/31/2019	1.19	0	0	1.00%	24.3%	12/31/2019	1.20	0	0	0.75%	24.6%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	13.5%	12/31/2020	$1.37	0	$0	0.25%	13.8%	12/31/2020	$1.37	0	$0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2055 Target Date Retirement Income Fund Inst Cl - 06-3PY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	12.8%	12/31/2020	$1.35	0	$0	1.00%	13.0%	12/31/2020	$1.35	0	$0	0.75%	13.3%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.2%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	13.6%	12/31/2020	$1.37	0	$0	0.25%	13.9%	12/31/2020	$1.38	0	$0	0.00%	14.2%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2060 Target Date Retirement Income Fund Inst Cl - 06-3R3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	1.25%	12.7%	12/31/2020	$1.35	0	$0	1.00%	12.9%	12/31/2020	$1.35	0	$0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	13.5%	12/31/2020	$1.37	0	$0	0.25%	13.8%	12/31/2020	$1.38	0	$0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.21	0	0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.0%	12/31/2018	0.96	0	0	0.25%	-4.0%	12/31/2018	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	8.0%	12/31/2020	$1.17	0	$0	1.00%	8.2%	12/31/2020	$1.18	0	$0	0.75%	8.5%
12/31/2019	1.08	0	0	1.25%	8.6%	12/31/2019	1.08	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	8.8%	12/31/2020	$1.19	0	$0	0.25%	9.1%	12/31/2020	$1.20	0	$0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.7%	12/31/2019	1.10	0	0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	5.3%	12/31/2020	$1.15	0	$0	1.00%	5.5%	12/31/2020	$1.15	0	$0	0.75%	5.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	6.1%	12/31/2020	$1.16	0	$0	0.25%	6.3%	12/31/2020	$1.17	0	$0	0.00%	6.6%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,162	$3,246	235
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$3,159

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,159	2,932	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$3,159	2,932

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7
Mortality & expense charges	(4)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	75
Net change in unrealized appreciation (depreciation)	(84)
Net gain (loss)	(9)

Increase (decrease) in net assets from operations	$(6)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$-
Net realized gain (loss)	-	-
Realized gain distributions	75	-
Net change in unrealized appreciation (depreciation)	(84)	-

Increase (decrease) in net assets from operations	(6)	-

Contract owner transactions:
Proceeds from units sold	3,168	-
Cost of units redeemed	-	-
Account charges	(3)	-
Increase (decrease)	3,165	-
Net increase (decrease)	3,159	-
Net assets, beginning	-	-
Net assets, ending	$3,159	$-

Units sold	2,935	-
Units redeemed	(3)	-
Net increase (decrease)	2,932	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,932	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,168
Cost of units redeemed/account charges	(3)
Net investment income (loss)	3
Net realized gain (loss)	-
Realized gain distributions	75
Net change in unrealized appreciation (depreciation)	(84)
Net assets	$3,159

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	3	$3	1.25%	7.7%	12/31/2020	$1.08	0	$0	1.00%	8.0%	12/31/2020	$1.08	0	$0	0.75%	8.3%
12/31/2019	1.00	0	0	1.25%	0.0%	12/31/2019	1.00	0	0	1.00%	0.0%	12/31/2019	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	8.6%	12/31/2020	$1.09	0	$0	0.25%	8.8%	12/31/2020	$1.09	0	$0	0.00%	9.1%
12/31/2019	1.00	0	0	0.50%	0.0%	12/31/2019	1.00	0	0	0.25%	0.0%	12/31/2019	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	1.25%	3.5%	12/31/2020	$1.04	0	$0	1.00%	3.7%	12/31/2020	$1.04	0	$0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	0.50%	3.9%	12/31/2020	$1.04	0	$0	0.25%	4.1%	12/31/2020	$1.04	0	$0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	0.4%	12/31/2020	$1.01	0	$0	1.00%	0.6%	12/31/2020	$1.01	0	$0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	0.8%	12/31/2020	$1.01	0	$0	0.25%	1.0%	12/31/2020	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA US Core Equity 1I Inst Class - 06-4NF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	26.4%	12/31/2020	$1.27	0	$0	1.00%	26.5%	12/31/2020	$1.27	0	$0	0.75%	26.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	26.8%	12/31/2020	$1.27	0	$0	0.25%	27.0%	12/31/2020	$1.27	0	$0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA US Small Cap Value I Inst Class - 06-4NC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	1.25%	39.8%	12/31/2020	$1.40	0	$0	1.00%	39.9%	12/31/2020	$1.40	0	$0	0.75%	40.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	40.3%	12/31/2020	$1.40	0	$0	0.25%	40.5%	12/31/2020	$1.41	0	$0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Natural Resources Fund I Class - 06-CCY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,494	$318,933	11,296
Receivables: investments sold	-
Payables: investments purchased	(540)
Net assets	$361,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,954	346,677	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$361,954	346,677

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,319
Mortality & expense charges	(2,927)
Net investment income (loss)	392

Gain (loss) on investments:
Net realized gain (loss)	(38,881)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	54,909
Net gain (loss)	16,028

Increase (decrease) in net assets from operations	$16,420

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$392	$2,803
Net realized gain (loss)	(38,881)	(23,526)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	54,909	68,706

Increase (decrease) in net assets from operations	16,420	47,983

Contract owner transactions:
Proceeds from units sold	322,352	103,318
Cost of units redeemed	(216,926)	(246,298)
Account charges	(138)	(147)
Increase (decrease)	105,288	(143,127)
Net increase (decrease)	121,708	(95,144)
Net assets, beginning	240,246	335,390
Net assets, ending	$361,954	$240,246

Units sold	350,560	110,368
Units redeemed	(246,046)	(257,724)
Net increase (decrease)	104,514	(147,356)
Units outstanding, beginning	242,163	389,519
Units outstanding, ending	346,677	242,163

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,525,590
Cost of units redeemed/account charges	(1,259,049)
Net investment income (loss)	2,319
Net realized gain (loss)	49,533
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43,561
Net assets	$361,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	347	$362	1.25%	5.2%	12/31/2020	$1.06	0	$0	1.00%	5.5%	12/31/2020	$1.07	0	$0	0.75%	5.8%
12/31/2019	0.99	242	240	1.25%	15.2%	12/31/2019	1.00	0	0	1.00%	15.5%	12/31/2019	1.02	0	0	0.75%	15.8%
12/31/2018	0.86	390	335	1.25%	-18.6%	12/31/2018	0.87	0	0	1.00%	-18.4%	12/31/2018	0.88	0	0	0.75%	-18.2%
12/31/2017	1.06	314	333	1.25%	12.6%	12/31/2017	1.07	0	0	1.00%	12.9%	12/31/2017	1.07	0	0	0.75%	13.2%
12/31/2016	0.94	515	484	1.25%	26.5%	12/31/2016	0.94	0	0	1.00%	26.8%	12/31/2016	0.95	0	0	0.75%	27.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	6.0%	12/31/2020	$1.10	0	$0	0.25%	6.3%	12/31/2020	$1.12	0	$0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	16.1%	12/31/2019	1.04	0	0	0.25%	16.4%	12/31/2019	1.05	0	0	0.00%	16.7%
12/31/2018	0.88	0	0	0.50%	-18.0%	12/31/2018	0.89	0	0	0.25%	-17.8%	12/31/2018	0.90	0	0	0.00%	-17.6%
12/31/2017	1.08	0	0	0.50%	13.5%	12/31/2017	1.09	0	0	0.25%	13.8%	12/31/2017	1.09	0	0	0.00%	14.1%
12/31/2016	0.95	0	0	0.50%	27.5%	12/31/2016	0.95	0	0	0.25%	27.8%	12/31/2016	0.96	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	2.2%
2018	1.9%
2017	0.5%
2016	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Natural Resources Fund Y Class - 06-39Y
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$377,799	$253,129	11,794
Receivables: investments sold	198
Payables: investments purchased	-
Net assets	$377,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,997	416,192	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$377,997	416,192

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,516
Mortality & expense charges	(2,694)
Net investment income (loss)	1,822

Gain (loss) on investments:
Net realized gain (loss)	3,956
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	124,670
Net gain (loss)	128,626

Increase (decrease) in net assets from operations	$130,448

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,822	$-
Net realized gain (loss)	3,956	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	124,670	-

Increase (decrease) in net assets from operations	130,448	-

Contract owner transactions:
Proceeds from units sold	268,413	-
Cost of units redeemed	(20,738)	-
Account charges	(126)	-
Increase (decrease)	247,549	-
Net increase (decrease)	377,997	-
Net assets, beginning	-	-
Net assets, ending	$377,997	$-

Units sold	444,258	-
Units redeemed	(28,066)	-
Net increase (decrease)	416,192	-
Units outstanding, beginning	-	-
Units outstanding, ending	416,192	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$268,413
Cost of units redeemed/account charges	(20,864)
Net investment income (loss)	1,822
Net realized gain (loss)	3,956
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	124,670
Net assets	$377,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.91	416	$378	1.25%	5.3%	12/31/2020	$0.91	0	$0	1.00%	5.6%	12/31/2020	$0.92	0	$0	0.75%	5.9%
12/31/2019	0.86	0	0	1.25%	15.4%	12/31/2019	0.87	0	0	1.00%	15.7%	12/31/2019	0.87	0	0	0.75%	15.9%
12/31/2018	0.75	0	0	1.25%	-25.3%	12/31/2018	0.75	0	0	1.00%	-25.2%	12/31/2018	0.75	0	0	0.75%	-25.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.93	0	$0	0.50%	6.1%	12/31/2020	$0.93	0	$0	0.25%	6.4%	12/31/2020	$0.94	0	$0	0.00%	6.7%
12/31/2019	0.87	0	0	0.50%	16.2%	12/31/2019	0.88	0	0	0.25%	16.5%	12/31/2019	0.88	0	0	0.00%	16.8%
12/31/2018	0.75	0	0	0.50%	-24.9%	12/31/2018	0.75	0	0	0.25%	-24.8%	12/31/2018	0.75	0	0	0.00%	-24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	1.25%	22.7%	12/31/2020	$1.44	0	$0	1.00%	23.0%	12/31/2020	$1.44	0	$0	0.75%	23.3%
12/31/2019	1.17	0	0	1.25%	16.7%	12/31/2019	1.17	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	23.6%	12/31/2020	$1.46	0	$0	0.25%	23.9%	12/31/2020	$1.46	0	$0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	17.3%	12/31/2019	1.17	0	0	0.25%	17.4%	12/31/2019	1.18	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Bond Market Index I Class - 06-47M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	6.2%	12/31/2020	$1.06	0	$0	1.00%	6.5%	12/31/2020	$1.06	0	$0	0.75%	6.7%
12/31/2019	0.99	0	0	1.25%	-0.9%	12/31/2019	0.99	0	0	1.00%	-0.8%	12/31/2019	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	7.0%	12/31/2020	$1.07	0	$0	0.25%	7.3%	12/31/2020	$1.07	0	$0	0.00%	7.5%
12/31/2019	0.99	0	0	0.50%	-0.7%	12/31/2019	0.99	0	0	0.25%	-0.6%	12/31/2019	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Diamond Hill Corp Credit Y Inst Class - 06-4PC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	7.4%	12/31/2020	$1.07	0	$0	1.00%	7.4%	12/31/2020	$1.07	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	7.6%	12/31/2020	$1.08	0	$0	0.25%	7.6%	12/31/2020	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust Institutional Class - 06-788
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,580	$235,746	36,064
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$246,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,678	186,075	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$246,678	186,075

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,392
Mortality & expense charges	(3,708)
Net investment income (loss)	11,684

Gain (loss) on investments:
Net realized gain (loss)	20,764
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(32,046)
Net gain (loss)	(11,282)

Increase (decrease) in net assets from operations	$402

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,684	$83,159
Net realized gain (loss)	20,764	71,178
Realized gain distributions	-	3,056
Net change in unrealized appreciation (depreciation)	(32,046)	118,618

Increase (decrease) in net assets from operations	402	276,011

Contract owner transactions:
Proceeds from units sold	52,348	256,671
Cost of units redeemed	(790,682)	(1,503,878)
Account charges	(232)	(365)
Increase (decrease)	(738,566)	(1,247,572)
Net increase (decrease)	(738,164)	(971,561)
Net assets, beginning	984,842	1,956,403
Net assets, ending	$246,678	$984,842

Units sold	43,026	216,624
Units redeemed	(641,003)	(1,210,238)
Net increase (decrease)	(597,977)	(993,614)
Units outstanding, beginning	784,052	1,777,666
Units outstanding, ending	186,075	784,052

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,485,392
Cost of units redeemed/account charges	(4,955,289)
Net investment income (loss)	417,216
Net realized gain (loss)	267,684
Realized gain distributions	20,841
Net change in unrealized appreciation (depreciation)	10,834
Net assets	$246,678

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	186	$247	1.25%	5.5%	12/31/2020	$1.35	0	$0	1.00%	5.8%	12/31/2020	$1.37	0	$0	0.75%	6.1%
12/31/2019	1.26	784	985	1.25%	14.1%	12/31/2019	1.27	0	0	1.00%	14.4%	12/31/2019	1.29	0	0	0.75%	14.7%
12/31/2018	1.10	1,778	1,956	1.25%	-5.6%	12/31/2018	1.11	0	0	1.00%	-5.4%	12/31/2018	1.12	0	0	0.75%	-5.2%
12/31/2017	1.17	1,845	2,152	1.25%	6.4%	12/31/2017	1.18	0	0	1.00%	6.7%	12/31/2017	1.18	0	0	0.75%	6.9%
12/31/2016	1.10	2,739	3,002	1.25%	13.4%	12/31/2016	1.10	0	0	1.00%	13.7%	12/31/2016	1.11	0	0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	6.3%	12/31/2020	$1.41	0	$0	0.25%	6.6%	12/31/2020	$1.43	0	$0	0.00%	6.9%
12/31/2019	1.30	0	0	0.50%	15.0%	12/31/2019	1.32	0	0	0.25%	15.3%	12/31/2019	1.34	0	0	0.00%	15.6%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.19	0	0	0.50%	7.2%	12/31/2017	1.20	0	0	0.25%	7.5%	12/31/2017	1.21	0	0	0.00%	7.7%
12/31/2016	1.11	0	0	0.50%	14.2%	12/31/2016	1.12	0	0	0.25%	14.5%	12/31/2016	1.12	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	7.4%
2018	5.7%
2017	5.2%
2016	7.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust Service Class - 06-918
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,696	$47,552	6,938
Receivables: investments sold	-
Payables: investments purchased	(3,170)
Net assets	$47,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,526	36,339	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$47,526	36,339

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,405
Mortality & expense charges	(1,084)
Net investment income (loss)	3,321

Gain (loss) on investments:
Net realized gain (loss)	(12,562)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,836
Net gain (loss)	(10,726)

Increase (decrease) in net assets from operations	$(7,405)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,321	$4,918
Net realized gain (loss)	(12,562)	(468)
Realized gain distributions	-	199
Net change in unrealized appreciation (depreciation)	1,836	10,909

Increase (decrease) in net assets from operations	(7,405)	15,558

Contract owner transactions:
Proceeds from units sold	28,318	54,797
Cost of units redeemed	(124,327)	(17,280)
Account charges	(130)	(99)
Increase (decrease)	(96,139)	37,418
Net increase (decrease)	(103,544)	52,976
Net assets, beginning	151,070	98,094
Net assets, ending	$47,526	$151,070

Units sold	24,107	46,419
Units redeemed	(109,550)	(14,668)
Net increase (decrease)	(85,443)	31,751
Units outstanding, beginning	121,782	90,031
Units outstanding, ending	36,339	121,782

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$693,439
Cost of units redeemed/account charges	(702,376)
Net investment income (loss)	37,604
Net realized gain (loss)	14,634
Realized gain distributions	1,081
Net change in unrealized appreciation (depreciation)	3,144
Net assets	$47,526

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	36	$48	1.25%	5.4%	12/31/2020	$1.33	0	$0	1.00%	5.7%	12/31/2020	$1.35	0	$0	0.75%	6.0%
12/31/2019	1.24	122	151	1.25%	13.9%	12/31/2019	1.26	0	0	1.00%	14.1%	12/31/2019	1.27	0	0	0.75%	14.4%
12/31/2018	1.09	90	98	1.25%	-5.9%	12/31/2018	1.10	0	0	1.00%	-5.6%	12/31/2018	1.11	0	0	0.75%	-5.4%
12/31/2017	1.16	142	165	1.25%	6.1%	12/31/2017	1.17	0	0	1.00%	6.4%	12/31/2017	1.18	0	0	0.75%	6.6%
12/31/2016	1.09	385	420	1.25%	13.1%	12/31/2016	1.10	0	0	1.00%	13.4%	12/31/2016	1.10	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	6.2%	12/31/2020	$1.39	0	$0	0.25%	6.5%	12/31/2020	$1.41	0	$0	0.00%	6.8%
12/31/2019	1.29	0	0	0.50%	14.7%	12/31/2019	1.30	0	0	0.25%	15.0%	12/31/2019	1.32	0	0	0.00%	15.3%
12/31/2018	1.12	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.15	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	6.9%	12/31/2017	1.19	0	0	0.25%	7.2%	12/31/2017	1.20	0	0	0.00%	7.4%
12/31/2016	1.11	0	0	0.50%	13.9%	12/31/2016	1.11	0	0	0.25%	14.2%	12/31/2016	1.12	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	5.3%
2018	5.9%
2017	5.4%
2016	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund A Class - 06-065
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,153	$195,477	4,473
Receivables: investments sold	-
Payables: investments purchased	(66,338)
Net assets	$183,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,815	151,731	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$183,815	151,731

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$224
Mortality & expense charges	(2,546)
Net investment income (loss)	(2,322)

Gain (loss) on investments:
Net realized gain (loss)	(372)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,928
Net gain (loss)	31,556

Increase (decrease) in net assets from operations	$29,234

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,322)	$2,191
Net realized gain (loss)	(372)	4,626
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	31,928	48,098

Increase (decrease) in net assets from operations	29,234	54,915

Contract owner transactions:
Proceeds from units sold	33,650	54,272
Cost of units redeemed	(87,595)	(334,226)
Account charges	(45)	(62)
Increase (decrease)	(53,990)	(280,016)
Net increase (decrease)	(24,756)	(225,101)
Net assets, beginning	208,571	433,672
Net assets, ending	$183,815	$208,571

Units sold	33,345	74,029
Units redeemed	(77,930)	(388,378)
Net increase (decrease)	(44,585)	(314,349)
Units outstanding, beginning	196,316	510,665
Units outstanding, ending	151,731	196,316

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,921,279
Cost of units redeemed/account charges	(1,878,336)
Net investment income (loss)	26,493
Net realized gain (loss)	59,703
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	54,676
Net assets	$183,815

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	152	$184	1.25%	14.0%	12/31/2020	$1.23	0	$0	1.00%	14.3%	12/31/2020	$1.25	0	$0	0.75%	14.6%
12/31/2019	1.06	196	209	1.25%	25.1%	12/31/2019	1.08	0	0	1.00%	25.4%	12/31/2019	1.09	0	0	0.75%	25.7%
12/31/2018	0.85	511	434	1.25%	-21.8%	12/31/2018	0.86	0	0	1.00%	-21.6%	12/31/2018	0.87	0	0	0.75%	-21.4%
12/31/2017	1.09	612	665	1.25%	26.4%	12/31/2017	1.10	0	0	1.00%	26.7%	12/31/2017	1.11	0	0	0.75%	27.0%
12/31/2016	0.86	733	630	1.25%	-4.1%	12/31/2016	0.87	0	0	1.00%	-3.9%	12/31/2016	0.87	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	14.9%	12/31/2020	$1.29	0	$0	0.25%	15.2%	12/31/2020	$1.31	0	$0	0.00%	15.5%
12/31/2019	1.11	0	0	0.50%	26.0%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.14	0	0	0.00%	26.7%
12/31/2018	0.88	0	0	0.50%	-21.2%	12/31/2018	0.89	0	0	0.25%	-21.0%	12/31/2018	0.90	0	0	0.00%	-20.9%
12/31/2017	1.12	0	0	0.50%	27.3%	12/31/2017	1.13	0	0	0.25%	27.7%	12/31/2017	1.14	0	0	0.00%	28.0%
12/31/2016	0.88	0	0	0.50%	-3.4%	12/31/2016	0.88	0	0	0.25%	-3.2%	12/31/2016	0.89	929	824	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.5%
2018	2.1%
2017	0.2%
2016	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund Institutional Class - 06-049
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,295	$292,359	8,629
Receivables: investments sold	277
Payables: investments purchased	-
Net assets	$354,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,572	287,839	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$354,572	287,839

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,149
Mortality & expense charges	(4,323)
Net investment income (loss)	(3,174)

Gain (loss) on investments:
Net realized gain (loss)	26,261
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,621
Net gain (loss)	45,882

Increase (decrease) in net assets from operations	$42,708

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,174)	$13,432
Net realized gain (loss)	26,261	(20,534)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	19,621	157,536

Increase (decrease) in net assets from operations	42,708	150,434

Contract owner transactions:
Proceeds from units sold	16,954	324,902
Cost of units redeemed	(548,413)	(247,079)
Account charges	(109)	(232)
Increase (decrease)	(531,568)	77,591
Net increase (decrease)	(488,860)	228,025
Net assets, beginning	843,432	615,407
Net assets, ending	$354,572	$843,432

Units sold	16,471	325,684
Units redeemed	(511,437)	(259,352)
Net increase (decrease)	(494,966)	66,332
Units outstanding, beginning	782,805	716,473
Units outstanding, ending	287,839	782,805

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,569,306
Cost of units redeemed/account charges	(1,318,396)
Net investment income (loss)	27,400
Net realized gain (loss)	14,326
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	61,936
Net assets	$354,572

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	288	$355	1.25%	14.3%	12/31/2020	$1.25	0	$0	1.00%	14.6%	12/31/2020	$1.27	0	$0	0.75%	14.9%
12/31/2019	1.08	783	843	1.25%	25.4%	12/31/2019	1.09	0	0	1.00%	25.8%	12/31/2019	1.11	0	0	0.75%	26.1%
12/31/2018	0.86	716	615	1.25%	-21.7%	12/31/2018	0.87	0	0	1.00%	-21.5%	12/31/2018	0.88	0	0	0.75%	-21.3%
12/31/2017	1.10	785	861	1.25%	26.7%	12/31/2017	1.11	0	0	1.00%	27.0%	12/31/2017	1.12	0	0	0.75%	27.3%
12/31/2016	0.87	468	405	1.25%	-3.9%	12/31/2016	0.87	0	0	1.00%	-3.6%	12/31/2016	0.88	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	15.2%	12/31/2020	$1.31	0	$0	0.25%	15.5%	12/31/2020	$1.34	0	$0	0.00%	15.8%
12/31/2019	1.12	0	0	0.50%	26.4%	12/31/2019	1.14	0	0	0.25%	26.7%	12/31/2019	1.15	0	0	0.00%	27.0%
12/31/2018	0.89	0	0	0.50%	-21.1%	12/31/2018	0.90	0	0	0.25%	-20.9%	12/31/2018	0.91	0	0	0.00%	-20.7%
12/31/2017	1.13	0	0	0.50%	27.7%	12/31/2017	1.14	0	0	0.25%	28.0%	12/31/2017	1.15	0	0	0.00%	28.3%
12/31/2016	0.88	0	0	0.50%	-3.2%	12/31/2016	0.89	0	0	0.25%	-2.9%	12/31/2016	0.89	0	0	0.00%	-2.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	2.9%
2018	2.8%
2017	0.8%
2016	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund A Class - 06-066
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,206	$142,052	6,241
Receivables: investments sold	-
Payables: investments purchased	(430)
Net assets	$214,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$214,776	93,888	$2.29
Band 100	-	-	2.33
Band 75	-	-	2.36
Band 50	-	-	2.40
Band 25	-	-	2.44
Band 0	-	-	2.48
Total	$214,776	93,888

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,376)
Net investment income (loss)	(2,376)

Gain (loss) on investments:
Net realized gain (loss)	9,879
Realized gain distributions	7,443
Net change in unrealized appreciation (depreciation)	31,305
Net gain (loss)	48,627

Increase (decrease) in net assets from operations	$46,251

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,376)	$(2,216)
Net realized gain (loss)	9,879	12,458
Realized gain distributions	7,443	7,810
Net change in unrealized appreciation (depreciation)	31,305	35,045

Increase (decrease) in net assets from operations	46,251	53,097

Contract owner transactions:
Proceeds from units sold	19,794	28,586
Cost of units redeemed	(33,913)	(51,534)
Account charges	(36)	(71)
Increase (decrease)	(14,155)	(23,019)
Net increase (decrease)	32,096	30,078
Net assets, beginning	182,680	152,602
Net assets, ending	$214,776	$182,680

Units sold	13,878	17,744
Units redeemed	(21,124)	(31,568)
Net increase (decrease)	(7,246)	(13,824)
Units outstanding, beginning	101,134	114,958
Units outstanding, ending	93,888	101,134

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$541,527
Cost of units redeemed/account charges	(519,198)
Net investment income (loss)	(16,366)
Net realized gain (loss)	98,453
Realized gain distributions	37,206
Net change in unrealized appreciation (depreciation)	73,154
Net assets	$214,776

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	94	$215	1.25%	26.6%	12/31/2020	$2.33	0	$0	1.00%	27.0%	12/31/2020	$2.36	0	$0	0.75%	27.3%
12/31/2019	1.81	101	183	1.25%	36.1%	12/31/2019	1.83	0	0	1.00%	36.4%	12/31/2019	1.86	0	0	0.75%	36.8%
12/31/2018	1.33	115	153	1.25%	-1.4%	12/31/2018	1.34	0	0	1.00%	-1.1%	12/31/2018	1.36	0	0	0.75%	-0.9%
12/31/2017	1.35	314	423	1.25%	21.7%	12/31/2017	1.36	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%
12/31/2016	1.11	283	313	1.25%	3.0%	12/31/2016	1.11	0	0	1.00%	3.3%	12/31/2016	1.12	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.40	0	$0	0.50%	27.6%	12/31/2020	$2.44	0	$0	0.25%	27.9%	12/31/2020	$2.48	0	$0	0.00%	28.2%
12/31/2019	1.88	0	0	0.50%	37.1%	12/31/2019	1.91	0	0	0.25%	37.4%	12/31/2019	1.94	0	0	0.00%	37.8%
12/31/2018	1.37	0	0	0.50%	-0.6%	12/31/2018	1.39	0	0	0.25%	-0.4%	12/31/2018	1.40	0	0	0.00%	-0.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	23.0%	12/31/2017	1.41	0	0	0.00%	23.3%
12/31/2016	1.13	0	0	0.50%	3.8%	12/31/2016	1.13	0	0	0.25%	4.1%	12/31/2016	1.14	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund Institutional Class - 06-050
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$709,724	$559,966	19,901
Receivables: investments sold	-
Payables: investments purchased	(433)
Net assets	$709,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$709,291	305,129	$2.32
Band 100	-	-	2.36
Band 75	-	-	2.40
Band 50	-	-	2.44
Band 25	-	-	2.48
Band 0	-	-	2.52
Total	$709,291	305,129

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(11,929)
Net investment income (loss)	(11,929)

Gain (loss) on investments:
Net realized gain (loss)	177,196
Realized gain distributions	24,649
Net change in unrealized appreciation (depreciation)	36,244
Net gain (loss)	238,089

Increase (decrease) in net assets from operations	$226,160

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,929)	$(10,820)
Net realized gain (loss)	177,196	62,183
Realized gain distributions	24,649	39,392
Net change in unrealized appreciation (depreciation)	36,244	141,783

Increase (decrease) in net assets from operations	226,160	232,538

Contract owner transactions:
Proceeds from units sold	210,233	628,656
Cost of units redeemed	(706,851)	(476,288)
Account charges	(806)	(524)
Increase (decrease)	(497,424)	151,844
Net increase (decrease)	(271,264)	384,382
Net assets, beginning	980,555	596,173
Net assets, ending	$709,291	$980,555

Units sold	103,375	381,877
Units redeemed	(333,749)	(290,551)
Net increase (decrease)	(230,374)	91,326
Units outstanding, beginning	535,503	444,177
Units outstanding, ending	305,129	535,503

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,986,855
Cost of units redeemed/account charges	(1,835,277)
Net investment income (loss)	(44,182)
Net realized gain (loss)	316,153
Realized gain distributions	135,984
Net change in unrealized appreciation (depreciation)	149,758
Net assets	$709,291

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.32	305	$709	1.25%	26.9%	12/31/2020	$2.36	0	$0	1.00%	27.3%	12/31/2020	$2.40	0	$0	0.75%	27.6%
12/31/2019	1.83	536	981	1.25%	36.4%	12/31/2019	1.86	0	0	1.00%	36.8%	12/31/2019	1.88	0	0	0.75%	37.1%
12/31/2018	1.34	444	596	1.25%	-1.1%	12/31/2018	1.36	0	0	1.00%	-0.9%	12/31/2018	1.37	0	0	0.75%	-0.6%
12/31/2017	1.36	413	560	1.25%	22.0%	12/31/2017	1.37	0	0	1.00%	22.3%	12/31/2017	1.38	0	0	0.75%	22.7%
12/31/2016	1.11	317	353	1.25%	3.3%	12/31/2016	1.12	0	0	1.00%	3.6%	12/31/2016	1.13	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	0	$0	0.50%	27.9%	12/31/2020	$2.48	0	$0	0.25%	28.2%	12/31/2020	$2.52	0	$0	0.00%	28.5%
12/31/2019	1.91	0	0	0.50%	37.5%	12/31/2019	1.93	0	0	0.25%	37.8%	12/31/2019	1.96	0	0	0.00%	38.1%
12/31/2018	1.39	0	0	0.50%	-0.4%	12/31/2018	1.40	0	0	0.25%	-0.1%	12/31/2018	1.42	0	0	0.00%	0.1%
12/31/2017	1.39	0	0	0.50%	23.0%	12/31/2017	1.41	0	0	0.25%	23.3%	12/31/2017	1.42	0	0	0.00%	23.6%
12/31/2016	1.13	0	0	0.50%	4.1%	12/31/2016	1.14	0	0	0.25%	4.4%	12/31/2016	1.15	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT All Cap Core Fund A Class - 06-067
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,272	$53,689	1,838
Receivables: investments sold	-
Payables: investments purchased	(580)
Net assets	$65,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,692	35,234	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$65,692	35,234

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$220
Mortality & expense charges	(668)
Net investment income (loss)	(448)

Gain (loss) on investments:
Net realized gain (loss)	89
Realized gain distributions	1,578
Net change in unrealized appreciation (depreciation)	10,176
Net gain (loss)	11,843

Increase (decrease) in net assets from operations	$11,395

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(448)	$(66)
Net realized gain (loss)	89	39
Realized gain distributions	1,578	1,356
Net change in unrealized appreciation (depreciation)	10,176	2,666

Increase (decrease) in net assets from operations	11,395	3,995

Contract owner transactions:
Proceeds from units sold	5,298	49,016
Cost of units redeemed	(1,614)	(3,593)
Account charges	-	(7)
Increase (decrease)	3,684	45,416
Net increase (decrease)	15,079	49,411
Net assets, beginning	50,613	1,202
Net assets, ending	$65,692	$50,613

Units sold	3,632	34,093
Units redeemed	(977)	(2,481)
Net increase (decrease)	2,655	31,612
Units outstanding, beginning	32,579	967
Units outstanding, ending	35,234	32,579

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$276,070
Cost of units redeemed/account charges	(297,691)
Net investment income (loss)	(4,169)
Net realized gain (loss)	75,875
Realized gain distributions	3,024
Net change in unrealized appreciation (depreciation)	12,583
Net assets	$65,692

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	35	$66	1.25%	20.0%	12/31/2020	$1.90	0	$0	1.00%	20.3%	12/31/2020	$1.93	0	$0	0.75%	20.6%
12/31/2019	1.55	33	51	1.25%	24.9%	12/31/2019	1.58	0	0	1.00%	25.2%	12/31/2019	1.60	0	0	0.75%	25.6%
12/31/2018	1.24	1	1	1.25%	-4.0%	12/31/2018	1.26	0	0	1.00%	-3.7%	12/31/2018	1.27	0	0	0.75%	-3.5%
12/31/2017	1.29	157	204	1.25%	19.2%	12/31/2017	1.31	0	0	1.00%	19.5%	12/31/2017	1.32	0	0	0.75%	19.8%
12/31/2016	1.09	142	154	1.25%	10.7%	12/31/2016	1.09	0	0	1.00%	11.0%	12/31/2016	1.10	0	0	0.75%	11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	0	$0	0.50%	20.9%	12/31/2020	$1.99	0	$0	0.25%	21.2%	12/31/2020	$2.02	0	$0	0.00%	21.5%
12/31/2019	1.62	0	0	0.50%	25.9%	12/31/2019	1.64	0	0	0.25%	26.2%	12/31/2019	1.66	0	0	0.00%	26.5%
12/31/2018	1.29	0	0	0.50%	-3.2%	12/31/2018	1.30	0	0	0.25%	-3.0%	12/31/2018	1.32	0	0	0.00%	-2.8%
12/31/2017	1.33	0	0	0.50%	20.1%	12/31/2017	1.34	0	0	0.25%	20.4%	12/31/2017	1.35	0	0	0.00%	20.7%
12/31/2016	1.11	0	0	0.50%	11.6%	12/31/2016	1.11	0	0	0.25%	11.8%	12/31/2016	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.0%
2017	0.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT All Cap Core Fund Institutional Class - 06-051
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,495	$88,637	3,133
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$113,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,508	59,713	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$113,508	59,713

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$654
Mortality & expense charges	(1,135)
Net investment income (loss)	(481)

Gain (loss) on investments:
Net realized gain (loss)	(1,173)
Realized gain distributions	2,664
Net change in unrealized appreciation (depreciation)	16,325
Net gain (loss)	17,816

Increase (decrease) in net assets from operations	$17,335

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(481)	$(468)
Net realized gain (loss)	(1,173)	1,894
Realized gain distributions	2,664	2,376
Net change in unrealized appreciation (depreciation)	16,325	13,820

Increase (decrease) in net assets from operations	17,335	17,622

Contract owner transactions:
Proceeds from units sold	12,908	23,282
Cost of units redeemed	(6,948)	(18,176)
Account charges	(149)	(62)
Increase (decrease)	5,811	5,044
Net increase (decrease)	23,146	22,666
Net assets, beginning	90,362	67,696
Net assets, ending	$113,508	$90,362

Units sold	8,354	15,618
Units redeemed	(5,874)	(12,125)
Net increase (decrease)	2,480	3,493
Units outstanding, beginning	57,233	53,740
Units outstanding, ending	59,713	57,233

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$114,887
Cost of units redeemed/account charges	(37,695)
Net investment income (loss)	(1,338)
Net realized gain (loss)	2,756
Realized gain distributions	10,040
Net change in unrealized appreciation (depreciation)	24,858
Net assets	$113,508

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.90	60	$114	1.25%	20.4%	12/31/2020	$1.93	0	$0	1.00%	20.7%	12/31/2020	$1.96	0	$0	0.75%	21.0%
12/31/2019	1.58	57	90	1.25%	25.3%	12/31/2019	1.60	0	0	1.00%	25.6%	12/31/2019	1.62	0	0	0.75%	26.0%
12/31/2018	1.26	54	68	1.25%	-3.7%	12/31/2018	1.27	0	0	1.00%	-3.5%	12/31/2018	1.29	0	0	0.75%	-3.2%
12/31/2017	1.31	39	51	1.25%	19.6%	12/31/2017	1.32	0	0	1.00%	19.9%	12/31/2017	1.33	0	0	0.75%	20.2%
12/31/2016	1.09	1	1	1.25%	11.0%	12/31/2016	1.10	0	0	1.00%	11.3%	12/31/2016	1.11	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	0	$0	0.50%	21.3%	12/31/2020	$2.03	0	$0	0.25%	21.6%	12/31/2020	$2.06	0	$0	0.00%	21.9%
12/31/2019	1.65	0	0	0.50%	26.3%	12/31/2019	1.67	0	0	0.25%	26.6%	12/31/2019	1.69	0	0	0.00%	26.9%
12/31/2018	1.30	0	0	0.50%	-3.0%	12/31/2018	1.32	0	0	0.25%	-2.7%	12/31/2018	1.33	0	0	0.00%	-2.5%
12/31/2017	1.34	0	0	0.50%	20.5%	12/31/2017	1.35	0	0	0.25%	20.8%	12/31/2017	1.37	0	0	0.00%	21.1%
12/31/2016	1.11	0	0	0.50%	11.9%	12/31/2016	1.12	0	0	0.25%	12.1%	12/31/2016	1.13	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.7%
2018	0.6%
2017	1.4%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$342,669	$268,140	9,606
Receivables: investments sold	1,344
Payables: investments purchased	-
Net assets	$344,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,013	165,154	$2.08
Band 100	-	-	2.10
Band 75	-	-	2.13
Band 50	-	-	2.15
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$344,013	165,154

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,348)
Net investment income (loss)	(3,348)

Gain (loss) on investments:
Net realized gain (loss)	386
Realized gain distributions	11,424
Net change in unrealized appreciation (depreciation)	60,737
Net gain (loss)	72,547

Increase (decrease) in net assets from operations	$69,199

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,348)	$(2,302)
Net realized gain (loss)	386	96
Realized gain distributions	11,424	9,051
Net change in unrealized appreciation (depreciation)	60,737	46,919

Increase (decrease) in net assets from operations	69,199	53,764

Contract owner transactions:
Proceeds from units sold	55,256	30,480
Cost of units redeemed	-	(3,167)
Account charges	-	(6)
Increase (decrease)	55,256	27,307
Net increase (decrease)	124,455	81,071
Net assets, beginning	219,558	138,487
Net assets, ending	$344,013	$219,558

Units sold	31,240	20,659
Units redeemed	-	(2,028)
Net increase (decrease)	31,240	18,631
Units outstanding, beginning	133,914	115,283
Units outstanding, ending	165,154	133,914

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$243,809
Cost of units redeemed/account charges	(3,173)
Net investment income (loss)	(6,138)
Net realized gain (loss)	431
Realized gain distributions	34,555
Net change in unrealized appreciation (depreciation)	74,529
Net assets	$344,013

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.08	165	$344	1.25%	27.0%	12/31/2020	$2.10	0	$0	1.00%	27.4%	12/31/2020	$2.13	0	$0	0.75%	27.7%
12/31/2019	1.64	134	220	1.25%	36.5%	12/31/2019	1.65	0	0	1.00%	36.8%	12/31/2019	1.66	0	0	0.75%	37.2%
12/31/2018	1.20	115	138	1.25%	-1.1%	12/31/2018	1.21	0	0	1.00%	-0.8%	12/31/2018	1.21	0	0	0.75%	-0.6%
12/31/2017	1.21	0	0	1.25%	22.1%	12/31/2017	1.22	0	0	1.00%	22.4%	12/31/2017	1.22	0	0	0.75%	22.7%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	0	$0	0.50%	28.0%	12/31/2020	$2.17	0	$0	0.25%	28.3%	12/31/2020	$2.19	0	$0	0.00%	28.6%
12/31/2019	1.68	0	0	0.50%	37.5%	12/31/2019	1.69	0	0	0.25%	37.9%	12/31/2019	1.70	0	0	0.00%	38.2%
12/31/2018	1.22	0	0	0.50%	-0.3%	12/31/2018	1.23	0	0	0.25%	-0.1%	12/31/2018	1.23	0	0	0.00%	0.2%
12/31/2017	1.22	0	0	0.50%	23.0%	12/31/2017	1.23	0	0	0.25%	23.3%	12/31/2017	1.23	0	0	0.00%	23.6%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust R6 Class - 06-GKM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,747	$114,657	18,356
Receivables: investments sold	1,993
Payables: investments purchased	-
Net assets	$125,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,740	109,913	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$125,740	109,913

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,153
Mortality & expense charges	(1,463)
Net investment income (loss)	4,690

Gain (loss) on investments:
Net realized gain (loss)	634
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,726
Net gain (loss)	3,360

Increase (decrease) in net assets from operations	$8,050

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,690	$4,369
Net realized gain (loss)	634	(102)
Realized gain distributions	-	172
Net change in unrealized appreciation (depreciation)	2,726	8,559

Increase (decrease) in net assets from operations	8,050	12,998

Contract owner transactions:
Proceeds from units sold	34,477	85,361
Cost of units redeemed	(46,590)	(4,161)
Account charges	-	-
Increase (decrease)	(12,113)	81,200
Net increase (decrease)	(4,063)	94,198
Net assets, beginning	129,803	35,605
Net assets, ending	$125,740	$129,803

Units sold	34,081	86,590
Units redeemed	(44,107)	(4,143)
Net increase (decrease)	(10,026)	82,447
Units outstanding, beginning	119,939	37,492
Units outstanding, ending	109,913	119,939

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$156,981
Cost of units redeemed/account charges	(50,807)
Net investment income (loss)	9,455
Net realized gain (loss)	530
Realized gain distributions	491
Net change in unrealized appreciation (depreciation)	9,090
Net assets	$125,740

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	110	$126	1.25%	5.7%	12/31/2020	$1.15	0	$0	1.00%	6.0%	12/31/2020	$1.16	0	$0	0.75%	6.2%
12/31/2019	1.08	120	130	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.09	0	0	0.75%	14.5%
12/31/2018	0.95	37	36	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.1%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	6.5%	12/31/2020	$1.18	0	$0	0.25%	6.8%	12/31/2020	$1.19	0	$0	0.00%	7.0%
12/31/2019	1.10	0	0	0.50%	14.8%	12/31/2019	1.10	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.8%
2019	6.9%
2018	2.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund R6 Class - 06-GKN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	14.4%	12/31/2020	$1.15	0	$0	1.00%	14.7%	12/31/2020	$1.16	0	$0	0.75%	14.9%
12/31/2019	1.00	0	0	1.25%	25.5%	12/31/2019	1.01	0	0	1.00%	25.8%	12/31/2019	1.01	0	0	0.75%	26.1%
12/31/2018	0.80	0	0	1.25%	-21.6%	12/31/2018	0.80	0	0	1.00%	-21.4%	12/31/2018	0.80	0	0	0.75%	-21.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	15.2%	12/31/2020	$1.18	0	$0	0.25%	15.5%	12/31/2020	$1.19	0	$0	0.00%	15.8%
12/31/2019	1.02	0	0	0.50%	26.5%	12/31/2019	1.02	0	0	0.25%	26.8%	12/31/2019	1.03	0	0	0.00%	27.1%
12/31/2018	0.80	0	0	0.50%	-21.0%	12/31/2018	0.81	0	0	0.25%	-20.8%	12/31/2018	0.81	0	0	0.00%	-20.6%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.9%	12/31/2017	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund A Class - 06-FTW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,559	$10,676	964
Receivables: investments sold	16,191
Payables: investments purchased	-
Net assets	$29,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,750	18,780	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$29,750	18,780

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,203)
Net investment income (loss)	(1,203)

Gain (loss) on investments:
Net realized gain (loss)	17,366
Realized gain distributions	672
Net change in unrealized appreciation (depreciation)	9,521
Net gain (loss)	27,559

Increase (decrease) in net assets from operations	$26,356

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,203)	$(1,131)
Net realized gain (loss)	17,366	(2,626)
Realized gain distributions	672	-
Net change in unrealized appreciation (depreciation)	9,521	18,958

Increase (decrease) in net assets from operations	26,356	15,201

Contract owner transactions:
Proceeds from units sold	37,446	29,855
Cost of units redeemed	(140,066)	(13,433)
Account charges	(459)	(431)
Increase (decrease)	(103,079)	15,991
Net increase (decrease)	(76,723)	31,192
Net assets, beginning	106,473	75,281
Net assets, ending	$29,750	$106,473

Units sold	28,954	25,187
Units redeemed	(96,156)	(11,773)
Net increase (decrease)	(67,202)	13,414
Units outstanding, beginning	85,982	72,568
Units outstanding, ending	18,780	85,982

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$243,729
Cost of units redeemed/account charges	(226,757)
Net investment income (loss)	(3,619)
Net realized gain (loss)	2,805
Realized gain distributions	10,709
Net change in unrealized appreciation (depreciation)	2,883
Net assets	$29,750

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	19	$30	1.25%	27.9%	12/31/2020	$1.60	0	$0	1.00%	28.2%	12/31/2020	$1.61	0	$0	0.75%	28.6%
12/31/2019	1.24	86	106	1.25%	19.4%	12/31/2019	1.25	0	0	1.00%	19.7%	12/31/2019	1.25	0	0	0.75%	20.0%
12/31/2018	1.04	73	75	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.4%	12/31/2018	1.05	0	0	0.75%	-7.2%
12/31/2017	1.12	0	0	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.13	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	28.9%	12/31/2020	$1.64	0	$0	0.25%	29.2%	12/31/2020	$1.66	0	$0	0.00%	29.5%
12/31/2019	1.26	0	0	0.50%	20.3%	12/31/2019	1.27	0	0	0.25%	20.6%	12/31/2019	1.28	0	0	0.00%	20.9%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.7%	12/31/2018	1.06	0	0	0.00%	-6.5%
12/31/2017	1.13	0	0	0.50%	12.8%	12/31/2017	1.13	0	0	0.25%	12.9%	12/31/2017	1.13	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,948	$294,714	12,333
Receivables: investments sold	-
Payables: investments purchased	(8,728)
Net assets	$399,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$399,220	249,769	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$399,220	249,769

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,487)
Net investment income (loss)	(4,487)

Gain (loss) on investments:
Net realized gain (loss)	(14,866)
Realized gain distributions	1,835
Net change in unrealized appreciation (depreciation)	91,731
Net gain (loss)	78,700

Increase (decrease) in net assets from operations	$74,213

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,487)	$(2,098)
Net realized gain (loss)	(14,866)	(2,619)
Realized gain distributions	1,835	-
Net change in unrealized appreciation (depreciation)	91,731	37,949

Increase (decrease) in net assets from operations	74,213	33,232

Contract owner transactions:
Proceeds from units sold	74,022	342,481
Cost of units redeemed	(167,313)	(27,613)
Account charges	(374)	(417)
Increase (decrease)	(93,665)	314,451
Net increase (decrease)	(19,452)	347,683
Net assets, beginning	418,672	70,989
Net assets, ending	$399,220	$418,672

Units sold	67,355	291,745
Units redeemed	(153,603)	(23,891)
Net increase (decrease)	(86,248)	267,854
Units outstanding, beginning	336,017	68,163
Units outstanding, ending	249,769	336,017

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$521,394
Cost of units redeemed/account charges	(218,239)
Net investment income (loss)	(7,559)
Net realized gain (loss)	(16,248)
Realized gain distributions	6,638
Net change in unrealized appreciation (depreciation)	113,234
Net assets	$399,220

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	250	$399	1.25%	28.3%	12/31/2020	$1.61	0	$0	1.00%	28.6%	12/31/2020	$1.63	0	$0	0.75%	28.9%
12/31/2019	1.25	336	419	1.25%	19.6%	12/31/2019	1.25	0	0	1.00%	19.9%	12/31/2019	1.26	0	0	0.75%	20.2%
12/31/2018	1.04	68	71	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	29.2%	12/31/2020	$1.66	0	$0	0.25%	29.6%	12/31/2020	$1.67	0	$0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.5%	12/31/2019	1.28	0	0	0.25%	20.8%	12/31/2019	1.29	0	0	0.00%	21.1%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,284	$135,243	5,612
Receivables: investments sold	-
Payables: investments purchased	(559)
Net assets	$181,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,725	113,607	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$181,725	113,607

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,627)
Net investment income (loss)	(1,627)

Gain (loss) on investments:
Net realized gain (loss)	14
Realized gain distributions	801
Net change in unrealized appreciation (depreciation)	41,859
Net gain (loss)	42,674

Increase (decrease) in net assets from operations	$41,047

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,627)	$(1,542)
Net realized gain (loss)	14	(6,450)
Realized gain distributions	801	-
Net change in unrealized appreciation (depreciation)	41,859	34,640

Increase (decrease) in net assets from operations	41,047	26,648

Contract owner transactions:
Proceeds from units sold	30,630	43,446
Cost of units redeemed	(7,716)	(108,986)
Account charges	(82)	(78)
Increase (decrease)	22,832	(65,618)
Net increase (decrease)	63,879	(38,970)
Net assets, beginning	117,846	156,816
Net assets, ending	$181,725	$117,846

Units sold	25,611	36,759
Units redeemed	(6,503)	(92,834)
Net increase (decrease)	19,108	(56,075)
Units outstanding, beginning	94,499	150,574
Units outstanding, ending	113,607	94,499

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$314,838
Cost of units redeemed/account charges	(180,806)
Net investment income (loss)	(4,944)
Net realized gain (loss)	(5,340)
Realized gain distributions	10,936
Net change in unrealized appreciation (depreciation)	47,041
Net assets	$181,725

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	114	$182	1.25%	28.3%	12/31/2020	$1.61	0	$0	1.00%	28.6%	12/31/2020	$1.63	0	$0	0.75%	28.9%
12/31/2019	1.25	94	118	1.25%	19.7%	12/31/2019	1.25	0	0	1.00%	20.0%	12/31/2019	1.26	0	0	0.75%	20.3%
12/31/2018	1.04	151	157	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	29.2%	12/31/2020	$1.66	0	$0	0.25%	29.6%	12/31/2020	$1.67	0	$0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.6%	12/31/2019	1.28	0	0	0.25%	20.9%	12/31/2019	1.29	0	0	0.00%	21.2%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	15.5%	12/31/2020	$1.16	0	$0	1.00%	15.8%	12/31/2020	$1.16	0	$0	0.75%	16.1%
12/31/2019	1.00	0	0	1.25%	16.6%	12/31/2019	1.00	0	0	1.00%	16.9%	12/31/2019	1.00	0	0	0.75%	17.2%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	16.4%	12/31/2020	$1.18	0	$0	0.25%	16.7%	12/31/2020	$1.18	0	$0	0.00%	17.0%
12/31/2019	1.01	0	0	0.50%	17.5%	12/31/2019	1.01	0	0	0.25%	17.8%	12/31/2019	1.01	0	0	0.00%	18.1%
12/31/2018	0.86	0	0	0.50%	-14.4%	12/31/2018	0.86	0	0	0.25%	-14.3%	12/31/2018	0.86	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,490	$208,562	22,006
Receivables: investments sold	138
Payables: investments purchased	-
Net assets	$219,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,628	191,839	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$219,628	191,839

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,326
Mortality & expense charges	(1,744)
Net investment income (loss)	5,582

Gain (loss) on investments:
Net realized gain (loss)	(396)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,928
Net gain (loss)	10,532

Increase (decrease) in net assets from operations	$16,114

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,582	$-
Net realized gain (loss)	(396)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	10,928	-

Increase (decrease) in net assets from operations	16,114	-

Contract owner transactions:
Proceeds from units sold	221,182	-
Cost of units redeemed	(17,655)	-
Account charges	(13)	-
Increase (decrease)	203,514	-
Net increase (decrease)	219,628	-
Net assets, beginning	-	-
Net assets, ending	$219,628	$-

Units sold	207,775	-
Units redeemed	(15,936)	-
Net increase (decrease)	191,839	-
Units outstanding, beginning	-	-
Units outstanding, ending	191,839	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$221,182
Cost of units redeemed/account charges	(17,668)
Net investment income (loss)	5,582
Net realized gain (loss)	(396)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,928
Net assets	$219,628

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	192	$220	1.25%	4.7%	12/31/2020	$1.15	0	$0	1.00%	5.0%	12/31/2020	$1.16	0	$0	0.75%	5.2%
12/31/2019	1.09	0	0	1.25%	13.6%	12/31/2019	1.10	0	0	1.00%	13.9%	12/31/2019	1.10	0	0	0.75%	14.2%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.6%	12/31/2018	0.96	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	5.5%	12/31/2020	$1.17	0	$0	0.25%	5.8%	12/31/2020	$1.18	0	$0	0.00%	6.0%
12/31/2019	1.11	0	0	0.50%	14.4%	12/31/2019	1.11	0	0	0.25%	14.7%	12/31/2019	1.11	0	0	0.00%	15.0%
12/31/2018	0.97	0	0	0.50%	-3.4%	12/31/2018	0.97	0	0	0.25%	-3.3%	12/31/2018	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.7%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT SmallCap Core Institutional Class - 06-4FT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$203,867	$166,717	8,781
Receivables: investments sold	1,521
Payables: investments purchased	-
Net assets	$205,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,388	171,013	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$205,388	171,013

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$883
Mortality & expense charges	(3,439)
Net investment income (loss)	(2,556)

Gain (loss) on investments:
Net realized gain (loss)	28,068
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	25,113
Net gain (loss)	53,181

Increase (decrease) in net assets from operations	$50,625

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,556)	$630
Net realized gain (loss)	28,068	7
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	25,113	12,037

Increase (decrease) in net assets from operations	50,625	12,674

Contract owner transactions:
Proceeds from units sold	26,195	307,464
Cost of units redeemed	(190,686)	-
Account charges	(685)	(199)
Increase (decrease)	(165,176)	307,265
Net increase (decrease)	(114,551)	319,939
Net assets, beginning	319,939	-
Net assets, ending	$205,388	$319,939

Units sold	28,049	307,976
Units redeemed	(164,821)	(191)
Net increase (decrease)	(136,772)	307,785
Units outstanding, beginning	307,785	-
Units outstanding, ending	171,013	307,785

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$333,659
Cost of units redeemed/account charges	(191,570)
Net investment income (loss)	(1,926)
Net realized gain (loss)	28,075
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37,150
Net assets	$205,388

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	171	$205	1.25%	15.5%	12/31/2020	$1.20	0	$0	1.00%	15.8%	12/31/2020	$1.21	0	$0	0.75%	16.1%
12/31/2019	1.04	308	320	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	16.4%	12/31/2020	$1.21	0	$0	0.25%	16.7%	12/31/2020	$1.22	0	$0	0.00%	17.0%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT SmallCap Core A Class - 06-4FR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,102	$181,446	9,613
Receivables: investments sold	-
Payables: investments purchased	(8,421)
Net assets	$216,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$216,681	180,814	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$216,681	180,814

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$493
Mortality & expense charges	(2,168)
Net investment income (loss)	(1,675)

Gain (loss) on investments:
Net realized gain (loss)	776
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,901
Net gain (loss)	35,677

Increase (decrease) in net assets from operations	$34,002

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,675)	$115
Net realized gain (loss)	776	4
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	34,901	8,755

Increase (decrease) in net assets from operations	34,002	8,874

Contract owner transactions:
Proceeds from units sold	51,558	219,927
Cost of units redeemed	(74,581)	(23,003)
Account charges	(88)	(8)
Increase (decrease)	(23,111)	196,916
Net increase (decrease)	10,891	205,790
Net assets, beginning	205,790	-
Net assets, ending	$216,681	$205,790

Units sold	54,415	220,154
Units redeemed	(71,588)	(22,167)
Net increase (decrease)	(17,173)	197,987
Units outstanding, beginning	197,987	-
Units outstanding, ending	180,814	197,987

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$271,485
Cost of units redeemed/account charges	(97,680)
Net investment income (loss)	(1,560)
Net realized gain (loss)	780
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43,656
Net assets	$216,681

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	181	$217	1.25%	15.3%	12/31/2020	$1.20	0	$0	1.00%	15.6%	12/31/2020	$1.21	0	$0	0.75%	15.9%
12/31/2019	1.04	198	206	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	16.2%	12/31/2020	$1.21	0	$0	0.25%	16.5%	12/31/2020	$1.22	0	$0	0.00%	16.7%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	5.1%	12/31/2020	$1.05	0	$0	1.00%	5.3%	12/31/2020	$1.05	0	$0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	5.5%	12/31/2020	$1.06	0	$0	0.25%	5.7%	12/31/2020	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	19.3%	12/31/2020	$1.19	0	$0	1.00%	19.4%	12/31/2020	$1.19	0	$0	0.75%	19.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	19.5%	12/31/2020	$1.20	0	$0	0.25%	19.6%	12/31/2020	$1.20	0	$0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$599,582	$539,456	37,092
Receivables: investments sold	-
Payables: investments purchased	(533)
Net assets	$599,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$599,049	350,619	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$599,049	350,619

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,290
Mortality & expense charges	(6,851)
Net investment income (loss)	8,439

Gain (loss) on investments:
Net realized gain (loss)	(16,820)
Realized gain distributions	17,380
Net change in unrealized appreciation (depreciation)	38,984
Net gain (loss)	39,544

Increase (decrease) in net assets from operations	$47,983

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,439	$7,738
Net realized gain (loss)	(16,820)	50,713
Realized gain distributions	17,380	27,486
Net change in unrealized appreciation (depreciation)	38,984	160,076

Increase (decrease) in net assets from operations	47,983	246,013

Contract owner transactions:
Proceeds from units sold	140,395	237,165
Cost of units redeemed	(227,848)	(1,041,320)
Account charges	(481)	(484)
Increase (decrease)	(87,934)	(804,639)
Net increase (decrease)	(39,951)	(558,626)
Net assets, beginning	639,000	1,197,626
Net assets, ending	$599,049	$639,000

Units sold	102,945	163,517
Units redeemed	(163,289)	(684,032)
Net increase (decrease)	(60,344)	(520,515)
Units outstanding, beginning	410,963	931,478
Units outstanding, ending	350,619	410,963

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,824,322
Cost of units redeemed/account charges	(3,602,577)
Net investment income (loss)	61,707
Net realized gain (loss)	90,599
Realized gain distributions	164,872
Net change in unrealized appreciation (depreciation)	60,126
Net assets	$599,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	351	$599	1.25%	9.9%	12/31/2020	$1.74	0	$0	1.00%	10.2%	12/31/2020	$1.77	0	$0	0.75%	10.4%
12/31/2019	1.55	411	639	1.25%	20.9%	12/31/2019	1.58	0	0	1.00%	21.2%	12/31/2019	1.60	0	0	0.75%	21.5%
12/31/2018	1.29	931	1,198	1.25%	-5.8%	12/31/2018	1.30	0	0	1.00%	-5.5%	12/31/2018	1.32	0	0	0.75%	-5.3%
12/31/2017	1.36	837	1,142	1.25%	10.8%	12/31/2017	1.38	0	0	1.00%	11.1%	12/31/2017	1.39	0	0	0.75%	11.4%
12/31/2016	1.23	477	588	1.25%	11.3%	12/31/2016	1.24	0	0	1.00%	11.5%	12/31/2016	1.25	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	10.7%	12/31/2020	$1.83	0	$0	0.25%	11.0%	12/31/2020	$1.87	0	$0	0.00%	11.3%
12/31/2019	1.63	0	0	0.50%	21.8%	12/31/2019	1.65	0	0	0.25%	22.1%	12/31/2019	1.68	0	0	0.00%	22.5%
12/31/2018	1.34	0	0	0.50%	-5.1%	12/31/2018	1.35	0	0	0.25%	-4.8%	12/31/2018	1.37	0	0	0.00%	-4.6%
12/31/2017	1.41	0	0	0.50%	11.6%	12/31/2017	1.42	0	0	0.25%	11.9%	12/31/2017	1.44	0	0	0.00%	12.2%
12/31/2016	1.26	0	0	0.50%	12.1%	12/31/2016	1.27	0	0	0.25%	12.4%	12/31/2016	1.28	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	2.6%
2018	3.3%
2017	3.6%
2016	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified International Fund M Class - 06-280
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,787	$1,946	96
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,787	845	$3.30
Band 100	-	-	3.44
Band 75	-	-	3.59
Band 50	-	-	3.75
Band 25	-	-	3.92
Band 0	-	-	4.16
Total	$2,787	845

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(29)
Net investment income (loss)	(29)

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	439
Net gain (loss)	445

Increase (decrease) in net assets from operations	$416

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29)	$(16)
Net realized gain (loss)	6	638
Realized gain distributions	-	16
Net change in unrealized appreciation (depreciation)	439	670

Increase (decrease) in net assets from operations	416	1,308

Contract owner transactions:
Proceeds from units sold	-	2
Cost of units redeemed	(1)	(3,651)
Account charges	(1)	(1)
Increase (decrease)	(2)	(3,650)
Net increase (decrease)	414	(2,342)
Net assets, beginning	2,373	4,715
Net assets, ending	$2,787	$2,373

Units sold	-	1
Units redeemed	(1)	(1,297)
Net increase (decrease)	(1)	(1,296)
Units outstanding, beginning	846	2,142
Units outstanding, ending	845	846

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$722,793
Cost of units redeemed/account charges	(902,493)
Net investment income (loss)	(10,545)
Net realized gain (loss)	102,508
Realized gain distributions	89,683
Net change in unrealized appreciation (depreciation)	841
Net assets	$2,787

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	1	$3	1.25%	17.5%	12/31/2020	$3.44	0	$0	1.00%	17.8%	12/31/2020	$3.59	0	$0	0.75%	18.1%
12/31/2019	2.81	1	2	1.25%	27.5%	12/31/2019	2.92	0	0	1.00%	27.8%	12/31/2019	3.04	0	0	0.75%	28.1%
12/31/2018	2.20	2	5	1.25%	-16.8%	12/31/2018	2.29	0	0	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.65	2	6	1.25%	24.6%	12/31/2017	2.74	0	0	1.00%	24.9%	12/31/2017	2.84	0	0	0.75%	25.2%
12/31/2016	2.12	16	35	1.25%	-4.4%	12/31/2016	2.19	0	0	1.00%	-4.2%	12/31/2016	2.27	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.75	0	$0	0.50%	18.4%	12/31/2020	$3.92	0	$0	0.25%	18.7%	12/31/2020	$4.16	0	$0	0.00%	19.0%
12/31/2019	3.17	0	0	0.50%	28.4%	12/31/2019	3.30	0	0	0.25%	28.7%	12/31/2019	3.50	0	0	0.00%	29.1%
12/31/2018	2.47	0	0	0.50%	-16.2%	12/31/2018	2.56	0	0	0.25%	-16.0%	12/31/2018	2.71	0	0	0.00%	-15.8%
12/31/2017	2.94	0	0	0.50%	25.5%	12/31/2017	3.05	0	0	0.25%	25.9%	12/31/2017	3.21	0	0	0.00%	26.2%
12/31/2016	2.35	0	0	0.50%	-3.7%	12/31/2016	2.42	0	0	0.25%	-3.4%	12/31/2016	2.55	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	1.4%
2018	0.5%
2017	0.1%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund M Class - 06-045 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.05
Band 100	-	-	2.09
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$899,303
Cost of units redeemed/account charges	(980,049)
Net investment income (loss)	(4,653)
Net realized gain (loss)	13,849
Realized gain distributions	71,550
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.05	0	$0	1.25%	25.0%	12/31/2020	$2.09	0	$0	1.00%	25.3%	12/31/2020	$2.12	0	$0	0.75%	25.7%
12/31/2019	1.64	0	0	1.25%	25.7%	12/31/2019	1.66	0	0	1.00%	26.0%	12/31/2019	1.69	0	0	0.75%	26.3%
12/31/2018	1.30	0	0	1.25%	-7.1%	12/31/2018	1.32	0	0	1.00%	-6.9%	12/31/2018	1.34	0	0	0.75%	-6.7%
12/31/2017	1.40	68	95	1.25%	17.0%	12/31/2017	1.42	0	0	1.00%	17.3%	12/31/2017	1.43	0	0	0.75%	17.6%
12/31/2016	1.20	280	336	1.25%	14.7%	12/31/2016	1.21	0	0	1.00%	15.0%	12/31/2016	1.22	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	0	$0	0.50%	26.0%	12/31/2020	$2.20	0	$0	0.25%	26.3%	12/31/2020	$2.24	0	$0	0.00%	26.6%
12/31/2019	1.72	0	0	0.50%	26.6%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.77	0	0	0.00%	27.3%
12/31/2018	1.35	0	0	0.50%	-6.4%	12/31/2018	1.37	0	0	0.25%	-6.2%	12/31/2018	1.39	0	0	0.00%	-6.0%
12/31/2017	1.45	0	0	0.50%	17.9%	12/31/2017	1.46	0	0	0.25%	18.2%	12/31/2017	1.48	0	0	0.00%	18.5%
12/31/2016	1.23	0	0	0.50%	15.6%	12/31/2016	1.24	0	0	0.25%	15.9%	12/31/2016	1.25	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.4%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,324	$30,803	1,119
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$37,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,324	17,481	$2.14
Band 100	-	-	2.17
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$37,324	17,481

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$127
Mortality & expense charges	(374)
Net investment income (loss)	(247)

Gain (loss) on investments:
Net realized gain (loss)	20
Realized gain distributions	1,620
Net change in unrealized appreciation (depreciation)	6,110
Net gain (loss)	7,750

Increase (decrease) in net assets from operations	$7,503

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(247)	$(165)
Net realized gain (loss)	20	(24)
Realized gain distributions	1,620	593
Net change in unrealized appreciation (depreciation)	6,110	4,788

Increase (decrease) in net assets from operations	7,503	5,192

Contract owner transactions:
Proceeds from units sold	3,422	2,256
Cost of units redeemed	-	-
Account charges	(20)	(24)
Increase (decrease)	3,402	2,232
Net increase (decrease)	10,905	7,424
Net assets, beginning	26,419	18,995
Net assets, ending	$37,324	$26,419

Units sold	1,948	1,433
Units redeemed	(20)	(16)
Net increase (decrease)	1,928	1,417
Units outstanding, beginning	15,553	14,136
Units outstanding, ending	17,481	15,553

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,166,764
Cost of units redeemed/account charges	(1,234,674)
Net investment income (loss)	(1,475)
Net realized gain (loss)	17,551
Realized gain distributions	82,637
Net change in unrealized appreciation (depreciation)	6,521
Net assets	$37,324

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	17	$37	1.25%	25.7%	12/31/2020	$2.17	0	$0	1.00%	26.0%	12/31/2020	$2.21	0	$0	0.75%	26.3%
12/31/2019	1.70	16	26	1.25%	26.4%	12/31/2019	1.72	0	0	1.00%	26.7%	12/31/2019	1.75	0	0	0.75%	27.0%
12/31/2018	1.34	14	19	1.25%	-6.6%	12/31/2018	1.36	0	0	1.00%	-6.4%	12/31/2018	1.38	0	0	0.75%	-6.1%
12/31/2017	1.44	172	247	1.25%	17.6%	12/31/2017	1.45	0	0	1.00%	17.9%	12/31/2017	1.47	0	0	0.75%	18.2%
12/31/2016	1.22	303	370	1.25%	15.5%	12/31/2016	1.23	0	0	1.00%	15.7%	12/31/2016	1.24	0	0	0.75%	16.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	0	$0	0.50%	26.6%	12/31/2020	$2.29	0	$0	0.25%	27.0%	12/31/2020	$2.33	0	$0	0.00%	27.3%
12/31/2019	1.78	0	0	0.50%	27.4%	12/31/2019	1.81	0	0	0.25%	27.7%	12/31/2019	1.83	0	0	0.00%	28.0%
12/31/2018	1.40	0	0	0.50%	-5.9%	12/31/2018	1.41	0	0	0.25%	-5.7%	12/31/2018	1.43	0	0	0.00%	-5.4%
12/31/2017	1.48	0	0	0.50%	18.5%	12/31/2017	1.50	0	0	0.25%	18.8%	12/31/2017	1.51	0	0	0.00%	19.1%
12/31/2016	1.25	0	0	0.50%	16.3%	12/31/2016	1.26	0	0	0.25%	16.6%	12/31/2016	1.27	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.1%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Dividend Growth Fund M Class - 06-255
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$450,829	$427,678	30,763
Receivables: investments sold	62,005
Payables: investments purchased	-
Net assets	$512,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425,645	143,830	$2.96
Band 100	87,189	28,219	3.09
Band 75	-	-	3.23
Band 50	-	-	3.37
Band 25	-	-	3.52
Band 0	-	-	3.73
Total	$512,834	172,049

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,358
Mortality & expense charges	(6,505)
Net investment income (loss)	(1,147)

Gain (loss) on investments:
Net realized gain (loss)	(35,838)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(16,178)
Net gain (loss)	(52,016)

Increase (decrease) in net assets from operations	$(53,163)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,147)	$581
Net realized gain (loss)	(35,838)	(5,646)
Realized gain distributions	-	20,447
Net change in unrealized appreciation (depreciation)	(16,178)	128,377

Increase (decrease) in net assets from operations	(53,163)	143,759

Contract owner transactions:
Proceeds from units sold	273,440	144,094
Cost of units redeemed	(438,879)	(112,529)
Account charges	(493)	(419)
Increase (decrease)	(165,932)	31,146
Net increase (decrease)	(219,095)	174,905
Net assets, beginning	731,929	557,024
Net assets, ending	$512,834	$731,929

Units sold	95,333	51,948
Units redeemed	(169,120)	(42,560)
Net increase (decrease)	(73,787)	9,388
Units outstanding, beginning	245,836	236,448
Units outstanding, ending	172,049	245,836

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,338,104
Cost of units redeemed/account charges	(3,583,592)
Net investment income (loss)	(57,295)
Net realized gain (loss)	290,259
Realized gain distributions	502,207
Net change in unrealized appreciation (depreciation)	23,151
Net assets	$512,834

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.96	144	$426	1.25%	0.3%	12/31/2020	$3.09	28	$87	1.00%	0.5%	12/31/2020	$3.23	0	$0	0.75%	0.8%
12/31/2019	2.95	194	574	1.25%	26.3%	12/31/2019	3.07	51	158	1.00%	26.7%	12/31/2019	3.20	0	0	0.75%	27.0%
12/31/2018	2.34	185	433	1.25%	-8.5%	12/31/2018	2.43	51	124	1.00%	-8.3%	12/31/2018	2.52	0	0	0.75%	-8.1%
12/31/2017	2.55	281	719	1.25%	17.8%	12/31/2017	2.65	163	431	1.00%	18.1%	12/31/2017	2.74	0	0	0.75%	18.4%
12/31/2016	2.17	423	917	1.25%	6.0%	12/31/2016	2.24	178	398	1.00%	6.3%	12/31/2016	2.32	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.37	0	$0	0.50%	1.0%	12/31/2020	$3.52	0	$0	0.25%	1.3%	12/31/2020	$3.73	0	$0	0.00%	1.5%
12/31/2019	3.33	0	0	0.50%	27.3%	12/31/2019	3.47	0	0	0.25%	27.6%	12/31/2019	3.67	0	0	0.00%	27.9%
12/31/2018	2.62	0	0	0.50%	-7.8%	12/31/2018	2.72	0	0	0.25%	-7.6%	12/31/2018	2.87	0	0	0.00%	-7.4%
12/31/2017	2.84	0	0	0.50%	18.7%	12/31/2017	2.95	0	0	0.25%	19.0%	12/31/2017	3.10	0	0	0.00%	19.3%
12/31/2016	2.39	0	0	0.50%	6.8%	12/31/2016	2.47	0	0	0.25%	7.1%	12/31/2016	2.60	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.2%
2018	0.9%
2017	1.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Equity Growth Fund M Class - 06-120
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,120,318	$2,261,021	202,687
Receivables: investments sold	-
Payables: investments purchased	(965)
Net assets	$3,119,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,099,800	2,296,355	$0.48
Band 100	65,503	131,192	0.50
Band 75	-	-	0.52
Band 50	1,954,050	3,601,073	0.54
Band 25	-	-	0.57
Band 0	-	-	0.59
Total	$3,119,353	6,028,620

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(19,366)
Net investment income (loss)	(19,366)

Gain (loss) on investments:
Net realized gain (loss)	352,540
Realized gain distributions	338,680
Net change in unrealized appreciation (depreciation)	253,540
Net gain (loss)	944,760

Increase (decrease) in net assets from operations	$925,394

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19,366)	$(15,953)
Net realized gain (loss)	352,540	72,737
Realized gain distributions	338,680	220,093
Net change in unrealized appreciation (depreciation)	253,540	335,676

Increase (decrease) in net assets from operations	925,394	612,553

Contract owner transactions:
Proceeds from units sold	744,961	136,464
Cost of units redeemed	(1,014,135)	(250,002)
Account charges	(225)	(235)
Increase (decrease)	(269,399)	(113,773)
Net increase (decrease)	655,995	498,780
Net assets, beginning	2,463,358	1,964,578
Net assets, ending	$3,119,353	$2,463,358

Units sold	2,075,101	411,377
Units redeemed	(2,740,239)	(765,577)
Net increase (decrease)	(665,138)	(354,200)
Units outstanding, beginning	6,693,758	7,047,958
Units outstanding, ending	6,028,620	6,693,758

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,932,370
Cost of units redeemed/account charges	(5,006,357)
Net investment income (loss)	(183,044)
Net realized gain (loss)	1,413,151
Realized gain distributions	1,103,936
Net change in unrealized appreciation (depreciation)	859,297
Net assets	$3,119,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.48	2,296	$1,100	1.25%	41.3%	12/31/2020	$0.50	131	$66	1.00%	41.6%	12/31/2020	$0.52	0	$0	0.75%	42.0%
12/31/2019	0.34	1,969	668	1.25%	31.6%	12/31/2019	0.35	180	63	1.00%	31.9%	12/31/2019	0.37	0	0	0.75%	32.3%
12/31/2018	0.26	1,905	491	1.25%	-1.9%	12/31/2018	0.27	237	63	1.00%	-1.6%	12/31/2018	0.28	0	0	0.75%	-1.4%
12/31/2017	0.26	2,089	548	1.25%	32.9%	12/31/2017	0.27	376	102	1.00%	33.2%	12/31/2017	0.28	0	0	0.75%	33.5%
12/31/2016	0.20	3,123	617	1.25%	-1.2%	12/31/2016	0.20	175	36	1.00%	-0.9%	12/31/2016	0.21	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.54	3,601	$1,954	0.50%	42.3%	12/31/2020	$0.57	0	$0	0.25%	42.7%	12/31/2020	$0.59	0	$0	0.00%	43.1%
12/31/2019	0.38	4,545	1,732	0.50%	32.6%	12/31/2019	0.40	0	0	0.25%	32.9%	12/31/2019	0.41	0	0	0.00%	33.3%
12/31/2018	0.29	4,907	1,411	0.50%	-1.1%	12/31/2018	0.30	0	0	0.25%	-0.9%	12/31/2018	0.31	0	0	0.00%	-0.6%
12/31/2017	0.29	5,505	1,601	0.50%	33.9%	12/31/2017	0.30	0	0	0.25%	34.2%	12/31/2017	0.31	0	0	0.00%	34.5%
12/31/2016	0.22	5,760	1,251	0.50%	-0.4%	12/31/2016	0.22	0	0	0.25%	-0.2%	12/31/2016	0.23	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Equity Income Fund M Class - 06-260
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,333	$527,290	19,051
Receivables: investments sold	14,937
Payables: investments purchased	-
Net assets	$565,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$203,119	71,196	$2.85
Band 100	146,315	49,120	2.98
Band 75	-	-	3.11
Band 50	215,836	66,470	3.25
Band 25	-	-	3.39
Band 0	-	-	3.58
Total	$565,270	186,786

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,001
Mortality & expense charges	(3,894)
Net investment income (loss)	6,107

Gain (loss) on investments:
Net realized gain (loss)	(29,824)
Realized gain distributions	36
Net change in unrealized appreciation (depreciation)	(9,401)
Net gain (loss)	(39,189)

Increase (decrease) in net assets from operations	$(33,082)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,107	$7,207
Net realized gain (loss)	(29,824)	(476)
Realized gain distributions	36	33,034
Net change in unrealized appreciation (depreciation)	(9,401)	103,859

Increase (decrease) in net assets from operations	(33,082)	143,624

Contract owner transactions:
Proceeds from units sold	158,644	59,466
Cost of units redeemed	(169,977)	(184,659)
Account charges	(153)	(175)
Increase (decrease)	(11,486)	(125,368)
Net increase (decrease)	(44,568)	18,256
Net assets, beginning	609,838	591,582
Net assets, ending	$565,270	$609,838

Units sold	65,673	23,621
Units redeemed	(80,640)	(65,682)
Net increase (decrease)	(14,967)	(42,061)
Units outstanding, beginning	201,753	243,814
Units outstanding, ending	186,786	201,753

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,687,291
Cost of units redeemed/account charges	(2,799,364)
Net investment income (loss)	102,867
Net realized gain (loss)	169,867
Realized gain distributions	381,566
Net change in unrealized appreciation (depreciation)	23,043
Net assets	$565,270

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.85	71	$203	1.25%	-0.3%	12/31/2020	$2.98	49	$146	1.00%	0.0%	12/31/2020	$3.11	0	$0	0.75%	0.2%
12/31/2019	2.86	111	318	1.25%	25.3%	12/31/2019	2.98	4	11	1.00%	25.6%	12/31/2019	3.10	0	0	0.75%	25.9%
12/31/2018	2.28	115	263	1.25%	-11.7%	12/31/2018	2.37	4	9	1.00%	-11.5%	12/31/2018	2.46	0	0	0.75%	-11.3%
12/31/2017	2.59	120	310	1.25%	10.6%	12/31/2017	2.68	10	27	1.00%	10.9%	12/31/2017	2.78	0	0	0.75%	11.2%
12/31/2016	2.34	130	305	1.25%	15.8%	12/31/2016	2.42	6	14	1.00%	16.1%	12/31/2016	2.50	0	0	0.75%	16.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.25	66	$216	0.50%	0.5%	12/31/2020	$3.39	0	$0	0.25%	0.7%	12/31/2020	$3.58	0	$0	0.00%	1.0%
12/31/2019	3.23	87	281	0.50%	26.2%	12/31/2019	3.37	0	0	0.25%	26.5%	12/31/2019	3.55	0	0	0.00%	26.9%
12/31/2018	2.56	125	319	0.50%	-11.0%	12/31/2018	2.66	0	0	0.25%	-10.8%	12/31/2018	2.80	0	0	0.00%	-10.6%
12/31/2017	2.88	127	366	0.50%	11.5%	12/31/2017	2.98	0	0	0.25%	11.7%	12/31/2017	3.13	0	0	0.00%	12.0%
12/31/2016	2.58	127	329	0.50%	16.7%	12/31/2016	2.67	0	0	0.25%	17.0%	12/31/2016	2.79	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.1%
2017	1.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund M Class - 06-195
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$562,795	$529,576	45,346
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$562,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$500,141	273,690	$1.83
Band 100	62,603	32,929	1.90
Band 75	-	-	1.98
Band 50	-	-	2.06
Band 25	-	-	2.14
Band 0	-	-	2.23
Total	$562,744	306,619

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,251
Mortality & expense charges	(9,746)
Net investment income (loss)	(5,495)

Gain (loss) on investments:
Net realized gain (loss)	(10,925)
Realized gain distributions	41,982
Net change in unrealized appreciation (depreciation)	17,538
Net gain (loss)	48,595

Increase (decrease) in net assets from operations	$43,100

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,495)	$3,336
Net realized gain (loss)	(10,925)	(410)
Realized gain distributions	41,982	45,871
Net change in unrealized appreciation (depreciation)	17,538	88,010

Increase (decrease) in net assets from operations	43,100	136,807

Contract owner transactions:
Proceeds from units sold	127,077	78,869
Cost of units redeemed	(773,566)	(130,276)
Account charges	(275)	(268)
Increase (decrease)	(646,764)	(51,675)
Net increase (decrease)	(603,664)	85,132
Net assets, beginning	1,166,408	1,081,276
Net assets, ending	$562,744	$1,166,408

Units sold	78,043	46,980
Units redeemed	(456,233)	(79,522)
Net increase (decrease)	(378,190)	(32,542)
Units outstanding, beginning	684,809	717,351
Units outstanding, ending	306,619	684,809

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,209,130
Cost of units redeemed/account charges	(22,249,807)
Net investment income (loss)	196,356
Net realized gain (loss)	1,165,172
Realized gain distributions	1,208,674
Net change in unrealized appreciation (depreciation)	33,219
Net assets	$562,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	274	$500	1.25%	8.9%	12/31/2020	$1.90	33	$63	1.00%	9.2%	12/31/2020	$1.98	0	$0	0.75%	9.5%
12/31/2019	1.68	405	679	1.25%	12.8%	12/31/2019	1.74	280	488	1.00%	13.1%	12/31/2019	1.81	0	0	0.75%	13.3%
12/31/2018	1.49	443	659	1.25%	-4.9%	12/31/2018	1.54	274	422	1.00%	-4.7%	12/31/2018	1.59	0	0	0.75%	-4.4%
12/31/2017	1.56	452	708	1.25%	10.2%	12/31/2017	1.62	317	512	1.00%	10.5%	12/31/2017	1.67	0	0	0.75%	10.7%
12/31/2016	1.42	598	849	1.25%	4.6%	12/31/2016	1.46	343	501	1.00%	4.9%	12/31/2016	1.51	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	0	$0	0.50%	9.8%	12/31/2020	$2.14	0	$0	0.25%	10.0%	12/31/2020	$2.23	0	$0	0.00%	10.3%
12/31/2019	1.87	0	0	0.50%	13.6%	12/31/2019	1.95	0	0	0.25%	13.9%	12/31/2019	2.02	0	0	0.00%	14.2%
12/31/2018	1.65	0	0	0.50%	-4.2%	12/31/2018	1.71	0	0	0.25%	-4.0%	12/31/2018	1.77	0	0	0.00%	-3.7%
12/31/2017	1.72	0	0	0.50%	11.0%	12/31/2017	1.78	0	0	0.25%	11.3%	12/31/2017	1.84	0	0	0.00%	11.6%
12/31/2016	1.55	0	0	0.50%	5.4%	12/31/2016	1.60	0	0	0.25%	5.6%	12/31/2016	1.65	70	116	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.4%
2018	1.5%
2017	1.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund M Class - 06-101
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,329,306	$1,261,667	107,191
Receivables: investments sold	-
Payables: investments purchased	(136)
Net assets	$1,329,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,067,570	550,676	$1.94
Band 100	208,272	103,259	2.02
Band 75	-	-	2.10
Band 50	53,328	24,427	2.18
Band 25	-	-	2.27
Band 0	-	-	2.36
Total	$1,329,170	678,362
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,489
Mortality & expense charges	(15,598)
Net investment income (loss)	(7,109)

Gain (loss) on investments:
Net realized gain (loss)	(15,150)
Realized gain distributions	85,803
Net change in unrealized appreciation (depreciation)	49,585
Net gain (loss)	120,238

Increase (decrease) in net assets from operations	$113,129

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,109)	$2,754
Net realized gain (loss)	(15,150)	(2,314)
Realized gain distributions	85,803	82,556
Net change in unrealized appreciation (depreciation)	49,585	136,079

Increase (decrease) in net assets from operations	113,129	219,075

Contract owner transactions:
Proceeds from units sold	121,484	140,314
Cost of units redeemed	(543,750)	(219,159)
Account charges	(356)	(569)
Increase (decrease)	(422,622)	(79,414)
Net increase (decrease)	(309,493)	139,661
Net assets, beginning	1,638,663	1,499,002
Net assets, ending	$1,329,170	$1,638,663

Units sold	69,667	84,277
Units redeemed	(314,529)	(131,998)
Net increase (decrease)	(244,862)	(47,721)
Units outstanding, beginning	923,224	970,945
Units outstanding, ending	678,362	923,224

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,869,539
Cost of units redeemed/account charges	(36,859,557)
Net investment income (loss)	162,740
Net realized gain (loss)	3,716,496
Realized gain distributions	2,372,313
Net change in unrealized appreciation (depreciation)	67,639
Net assets	$1,329,170

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	551	$1,068	1.25%	10.1%	12/31/2020	$2.02	103	$208	1.00%	10.4%	12/31/2020	$2.10	0	$0	0.75%	10.6%
12/31/2019	1.76	781	1,376	1.25%	14.9%	12/31/2019	1.83	118	215	1.00%	15.2%	12/31/2019	1.90	0	0	0.75%	15.5%
12/31/2018	1.53	816	1,251	1.25%	-5.8%	12/31/2018	1.59	130	206	1.00%	-5.6%	12/31/2018	1.64	0	0	0.75%	-5.3%
12/31/2017	1.63	925	1,505	1.25%	12.0%	12/31/2017	1.68	138	232	1.00%	12.3%	12/31/2017	1.73	0	0	0.75%	12.6%
12/31/2016	1.45	1,268	1,841	1.25%	5.0%	12/31/2016	1.50	165	247	1.00%	5.3%	12/31/2016	1.54	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	24	$53	0.50%	10.9%	12/31/2020	$2.27	0	$0	0.25%	11.2%	12/31/2020	$2.36	0	$0	0.00%	11.5%
12/31/2019	1.97	24	48	0.50%	15.8%	12/31/2019	2.04	0	0	0.25%	16.1%	12/31/2019	2.12	0	0	0.00%	16.4%
12/31/2018	1.70	24	42	0.50%	-5.1%	12/31/2018	1.76	0	0	0.25%	-4.8%	12/31/2018	1.82	0	0	0.00%	-4.6%
12/31/2017	1.79	40	71	0.50%	12.9%	12/31/2017	1.85	0	0	0.25%	13.2%	12/31/2017	1.91	0	0	0.00%	13.5%
12/31/2016	1.59	52	82	0.50%	5.8%	12/31/2016	1.63	0	0	0.25%	6.1%	12/31/2016	1.68	310	522	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.4%
2018	1.4%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund M Class - 06-102
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,785,762	$4,326,522	343,637
Receivables: investments sold	1,109
Payables: investments purchased	-
Net assets	$4,786,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,074,401	1,545,103	$1.99
Band 100	1,304,802	630,313	2.07
Band 75	-	-	2.15
Band 50	407,668	181,942	2.24
Band 25	-	-	2.33
Band 0	-	-	2.43
Total	$4,786,871	2,357,358

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,898
Mortality & expense charges	(59,895)
Net investment income (loss)	(30,997)

Gain (loss) on investments:
Net realized gain (loss)	17,415
Realized gain distributions	327,381
Net change in unrealized appreciation (depreciation)	43,985
Net gain (loss)	388,781

Increase (decrease) in net assets from operations	$357,784

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,997)	$11,942
Net realized gain (loss)	17,415	53,536
Realized gain distributions	327,381	364,864
Net change in unrealized appreciation (depreciation)	43,985	691,094

Increase (decrease) in net assets from operations	357,784	1,121,436

Contract owner transactions:
Proceeds from units sold	410,426	744,449
Cost of units redeemed	(3,322,395)	(1,393,407)
Account charges	(691)	(875)
Increase (decrease)	(2,912,660)	(649,833)
Net increase (decrease)	(2,554,876)	471,603
Net assets, beginning	7,341,747	6,870,144
Net assets, ending	$4,786,871	$7,341,747

Units sold	236,149	448,187
Units redeemed	(1,908,174)	(815,961)
Net increase (decrease)	(1,672,025)	(367,774)
Units outstanding, beginning	4,029,383	4,397,157
Units outstanding, ending	2,357,358	4,029,383

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$42,799,888
Cost of units redeemed/account charges	(46,777,446)
Net investment income (loss)	376,205
Net realized gain (loss)	3,220,234
Realized gain distributions	4,708,750
Net change in unrealized appreciation (depreciation)	459,240
Net assets	$4,786,871

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.99	1,545	$3,074	1.25%	11.4%	12/31/2020	$2.07	630	$1,305	1.00%	11.6%	12/31/2020	$2.15	0	$0	0.75%	11.9%
12/31/2019	1.79	2,471	4,415	1.25%	16.7%	12/31/2019	1.85	1,300	2,410	1.00%	16.9%	12/31/2019	1.92	0	0	0.75%	17.2%
12/31/2018	1.53	2,700	4,135	1.25%	-6.5%	12/31/2018	1.59	1,313	2,081	1.00%	-6.2%	12/31/2018	1.64	0	0	0.75%	-6.0%
12/31/2017	1.64	2,749	4,502	1.25%	13.3%	12/31/2017	1.69	1,580	2,671	1.00%	13.6%	12/31/2017	1.75	0	0	0.75%	13.8%
12/31/2016	1.45	3,986	5,762	1.25%	5.3%	12/31/2016	1.49	1,626	2,421	1.00%	5.6%	12/31/2016	1.53	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.24	182	$408	0.50%	12.2%	12/31/2020	$2.33	0	$0	0.25%	12.5%	12/31/2020	$2.43	0	$0	0.00%	12.8%
12/31/2019	2.00	259	516	0.50%	17.5%	12/31/2019	2.07	0	0	0.25%	17.8%	12/31/2019	2.15	0	0	0.00%	18.1%
12/31/2018	1.70	385	654	0.50%	-5.8%	12/31/2018	1.76	0	0	0.25%	-5.5%	12/31/2018	1.82	0	0	0.00%	-5.3%
12/31/2017	1.80	386	696	0.50%	14.1%	12/31/2017	1.86	0	0	0.25%	14.4%	12/31/2017	1.92	0	0	0.00%	14.7%
12/31/2016	1.58	351	554	0.50%	6.1%	12/31/2016	1.63	0	0	0.25%	6.4%	12/31/2016	1.68	122	204	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.3%
2018	1.4%
2017	1.0%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund M Class - 06-103
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,239,187	$1,986,930	156,558
Receivables: investments sold	1,166
Payables: investments purchased	-
Net assets	$2,240,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,655,428	784,451	$2.11
Band 100	309,940	141,171	2.20
Band 75	-	-	2.28
Band 50	274,985	115,715	2.38
Band 25	-	-	2.47
Band 0	-	-	2.57
Total	$2,240,353	1,041,337

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,234
Mortality & expense charges	(31,785)
Net investment income (loss)	(18,551)

Gain (loss) on investments:
Net realized gain (loss)	108,009
Realized gain distributions	144,661
Net change in unrealized appreciation (depreciation)	30,264
Net gain (loss)	282,934

Increase (decrease) in net assets from operations	$264,383

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,551)	$1,959
Net realized gain (loss)	108,009	9,417
Realized gain distributions	144,661	179,033
Net change in unrealized appreciation (depreciation)	30,264	387,398

Increase (decrease) in net assets from operations	264,383	577,807

Contract owner transactions:
Proceeds from units sold	276,620	381,434
Cost of units redeemed	(1,966,313)	(556,951)
Account charges	(977)	(971)
Increase (decrease)	(1,690,670)	(176,488)
Net increase (decrease)	(1,426,287)	401,319
Net assets, beginning	3,666,640	3,265,321
Net assets, ending	$2,240,353	$3,666,640

Units sold	149,952	216,606
Units redeemed	(1,038,208)	(314,655)
Net increase (decrease)	(888,256)	(98,049)
Units outstanding, beginning	1,929,593	2,027,642
Units outstanding, ending	1,041,337	1,929,593

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,387,201
Cost of units redeemed/account charges	(36,203,554)
Net investment income (loss)	185,921
Net realized gain (loss)	3,584,104
Realized gain distributions	3,034,424
Net change in unrealized appreciation (depreciation)	252,257
Net assets	$2,240,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	784	$1,655	1.25%	12.1%	12/31/2020	$2.20	141	$310	1.00%	12.4%	12/31/2020	$2.28	0	$0	0.75%	12.7%
12/31/2019	1.88	1,673	3,147	1.25%	18.2%	12/31/2019	1.95	141	276	1.00%	18.5%	12/31/2019	2.03	0	0	0.75%	18.8%
12/31/2018	1.59	1,700	2,707	1.25%	-7.1%	12/31/2018	1.65	172	283	1.00%	-6.9%	12/31/2018	1.71	0	0	0.75%	-6.6%
12/31/2017	1.71	1,887	3,235	1.25%	14.5%	12/31/2017	1.77	236	418	1.00%	14.8%	12/31/2017	1.83	0	0	0.75%	15.1%
12/31/2016	1.50	2,161	3,235	1.25%	5.5%	12/31/2016	1.54	259	399	1.00%	5.7%	12/31/2016	1.59	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.38	116	$275	0.50%	13.0%	12/31/2020	$2.47	0	$0	0.25%	13.3%	12/31/2020	$2.57	0	$0	0.00%	13.6%
12/31/2019	2.10	116	244	0.50%	19.1%	12/31/2019	2.18	0	0	0.25%	19.4%	12/31/2019	2.27	0	0	0.00%	19.7%
12/31/2018	1.77	156	275	0.50%	-6.4%	12/31/2018	1.83	0	0	0.25%	-6.2%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.89	167	315	0.50%	15.4%	12/31/2017	1.95	0	0	0.25%	15.7%	12/31/2017	2.01	0	0	0.00%	16.0%
12/31/2016	1.64	168	275	0.50%	6.3%	12/31/2016	1.68	0	0	0.25%	6.5%	12/31/2016	1.74	943	1,637	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.2%
2018	1.4%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund M Class - 06-106
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,625,784	$4,841,646	364,593
Receivables: investments sold	3,538
Payables: investments purchased	-
Net assets	$5,629,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,653,935	2,140,400	$2.17
Band 100	679,633	300,431	2.26
Band 75	-	-	2.35
Band 50	295,754	120,784	2.45
Band 25	-	-	2.55
Band 0	-	-	2.65
Total	$5,629,322	2,561,615

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,733
Mortality & expense charges	(68,095)
Net investment income (loss)	(32,362)

Gain (loss) on investments:
Net realized gain (loss)	203,007
Realized gain distributions	349,002
Net change in unrealized appreciation (depreciation)	62,675
Net gain (loss)	614,684

Increase (decrease) in net assets from operations	$582,322

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,362)	$6,721
Net realized gain (loss)	203,007	99,653
Realized gain distributions	349,002	402,495
Net change in unrealized appreciation (depreciation)	62,675	886,914

Increase (decrease) in net assets from operations	582,322	1,395,783

Contract owner transactions:
Proceeds from units sold	744,285	1,185,558
Cost of units redeemed	(3,789,200)	(1,551,131)
Account charges	(1,661)	(2,496)
Increase (decrease)	(3,046,576)	(368,069)
Net increase (decrease)	(2,464,254)	1,027,714
Net assets, beginning	8,093,576	7,065,862
Net assets, ending	$5,629,322	$8,093,576

Units sold	420,254	707,204
Units redeemed	(2,019,710)	(942,699)
Net increase (decrease)	(1,599,456)	(235,495)
Units outstanding, beginning	4,161,071	4,396,566
Units outstanding, ending	2,561,615	4,161,071

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,970,863
Cost of units redeemed/account charges	(43,433,533)
Net investment income (loss)	183,161
Net realized gain (loss)	3,453,810
Realized gain distributions	4,670,883
Net change in unrealized appreciation (depreciation)	784,138
Net assets	$5,629,322

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	2,140	$4,654	1.25%	13.0%	12/31/2020	$2.26	300	$680	1.00%	13.3%	12/31/2020	$2.35	0	$0	0.75%	13.6%
12/31/2019	1.92	3,207	6,168	1.25%	20.7%	12/31/2019	2.00	818	1,633	1.00%	21.0%	12/31/2019	2.07	0	0	0.75%	21.3%
12/31/2018	1.59	3,494	5,567	1.25%	-8.2%	12/31/2018	1.65	821	1,355	1.00%	-7.9%	12/31/2018	1.71	0	0	0.75%	-7.7%
12/31/2017	1.73	3,130	5,430	1.25%	17.2%	12/31/2017	1.79	969	1,736	1.00%	17.5%	12/31/2017	1.85	0	0	0.75%	17.8%
12/31/2016	1.48	3,845	5,690	1.25%	6.1%	12/31/2016	1.52	980	1,494	1.00%	6.4%	12/31/2016	1.57	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	121	$296	0.50%	13.9%	12/31/2020	$2.55	0	$0	0.25%	14.2%	12/31/2020	$2.65	0	$0	0.00%	14.5%
12/31/2019	2.15	136	293	0.50%	21.6%	12/31/2019	2.23	0	0	0.25%	21.9%	12/31/2019	2.32	0	0	0.00%	22.2%
12/31/2018	1.77	81	144	0.50%	-7.5%	12/31/2018	1.83	0	0	0.25%	-7.2%	12/31/2018	1.89	0	0	0.00%	-7.0%
12/31/2017	1.91	88	169	0.50%	18.1%	12/31/2017	1.97	0	0	0.25%	18.4%	12/31/2017	2.04	0	0	0.00%	18.7%
12/31/2016	1.62	102	164	0.50%	6.9%	12/31/2016	1.67	0	0	0.25%	7.2%	12/31/2016	1.72	533	915	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.2%
2018	1.5%
2017	0.8%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund M Class - 06-107
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,090,145	$3,480,514	269,801
Receivables: investments sold	2,739
Payables: investments purchased	-
Net assets	$4,092,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,710,797	1,609,491	$2.31
Band 100	281,749	117,460	2.40
Band 75	-	-	2.50
Band 50	100,338	38,647	2.60
Band 25	-	-	2.70
Band 0	-	-	2.81
Total	$4,092,884	1,765,598

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,940
Mortality & expense charges	(42,809)
Net investment income (loss)	(18,869)

Gain (loss) on investments:
Net realized gain (loss)	49,582
Realized gain distributions	209,909
Net change in unrealized appreciation (depreciation)	265,311
Net gain (loss)	524,802

Increase (decrease) in net assets from operations	$505,933

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,869)	$(3,738)
Net realized gain (loss)	49,582	12,879
Realized gain distributions	209,909	231,625
Net change in unrealized appreciation (depreciation)	265,311	533,016

Increase (decrease) in net assets from operations	505,933	773,782

Contract owner transactions:
Proceeds from units sold	362,389	471,466
Cost of units redeemed	(913,217)	(335,035)
Account charges	(2,017)	(2,290)
Increase (decrease)	(552,845)	134,141
Net increase (decrease)	(46,912)	907,923
Net assets, beginning	4,139,796	3,231,873
Net assets, ending	$4,092,884	$4,139,796

Units sold	186,932	255,394
Units redeemed	(467,146)	(180,917)
Net increase (decrease)	(280,214)	74,477
Units outstanding, beginning	2,045,812	1,971,335
Units outstanding, ending	1,765,598	2,045,812

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,017,821
Cost of units redeemed/account charges	(22,827,084)
Net investment income (loss)	40,693
Net realized gain (loss)	2,632,584
Realized gain distributions	2,619,239
Net change in unrealized appreciation (depreciation)	609,631
Net assets	$4,092,884

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	1,609	$3,711	1.25%	14.5%	12/31/2020	$2.40	117	$282	1.00%	14.7%	12/31/2020	$2.50	0	$0	0.75%	15.0%
12/31/2019	2.01	1,883	3,793	1.25%	23.5%	12/31/2019	2.09	122	256	1.00%	23.8%	12/31/2019	2.17	0	0	0.75%	24.1%
12/31/2018	1.63	1,788	2,917	1.25%	-9.4%	12/31/2018	1.69	142	240	1.00%	-9.2%	12/31/2018	1.75	0	0	0.75%	-8.9%
12/31/2017	1.80	1,692	3,048	1.25%	19.4%	12/31/2017	1.86	282	525	1.00%	19.7%	12/31/2017	1.92	0	0	0.75%	20.0%
12/31/2016	1.51	1,679	2,531	1.25%	6.5%	12/31/2016	1.55	312	484	1.00%	6.7%	12/31/2016	1.60	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.60	39	$100	0.50%	15.3%	12/31/2020	$2.70	0	$0	0.25%	15.6%	12/31/2020	$2.81	0	$0	0.00%	15.9%
12/31/2019	2.25	40	90	0.50%	24.4%	12/31/2019	2.34	0	0	0.25%	24.7%	12/31/2019	2.42	0	0	0.00%	25.0%
12/31/2018	1.81	41	75	0.50%	-8.7%	12/31/2018	1.87	0	0	0.25%	-8.5%	12/31/2018	1.94	0	0	0.00%	-8.3%
12/31/2017	1.98	42	84	0.50%	20.3%	12/31/2017	2.05	0	0	0.25%	20.6%	12/31/2017	2.11	0	0	0.00%	20.9%
12/31/2016	1.65	43	70	0.50%	7.3%	12/31/2016	1.70	0	0	0.25%	7.5%	12/31/2016	1.75	185	323	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.1%
2018	1.4%
2017	0.8%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund M Class - 06-108
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,879,396	$2,403,902	173,949
Receivables: investments sold	-
Payables: investments purchased	(532)
Net assets	$2,878,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,200,003	945,800	$2.33
Band 100	552,660	228,369	2.42
Band 75	-	-	2.52
Band 50	126,201	48,179	2.62
Band 25	-	-	2.73
Band 0	-	-	2.84
Total	$2,878,864	1,222,348

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,982
Mortality & expense charges	(33,032)
Net investment income (loss)	(18,050)

Gain (loss) on investments:
Net realized gain (loss)	112,907
Realized gain distributions	165,707
Net change in unrealized appreciation (depreciation)	83,084
Net gain (loss)	361,698

Increase (decrease) in net assets from operations	$343,648

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,050)	$(5,449)
Net realized gain (loss)	112,907	30,910
Realized gain distributions	165,707	227,007
Net change in unrealized appreciation (depreciation)	83,084	595,942

Increase (decrease) in net assets from operations	343,648	848,410

Contract owner transactions:
Proceeds from units sold	292,473	555,444
Cost of units redeemed	(2,005,598)	(702,830)
Account charges	(2,944)	(3,875)
Increase (decrease)	(1,716,069)	(151,261)
Net increase (decrease)	(1,372,421)	697,149
Net assets, beginning	4,251,285	3,554,136
Net assets, ending	$2,878,864	$4,251,285

Units sold	155,718	300,648
Units redeemed	(1,021,805)	(386,214)
Net increase (decrease)	(866,087)	(85,566)
Units outstanding, beginning	2,088,435	2,174,001
Units outstanding, ending	1,222,348	2,088,435

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,584,283
Cost of units redeemed/account charges	(35,269,684)
Net investment income (loss)	231,158
Net realized gain (loss)	3,413,328
Realized gain distributions	3,444,285
Net change in unrealized appreciation (depreciation)	475,494
Net assets	$2,878,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.33	946	$2,200	1.25%	15.4%	12/31/2020	$2.42	228	$553	1.00%	15.7%	12/31/2020	$2.52	0	$0	0.75%	15.9%
12/31/2019	2.02	1,659	3,345	1.25%	24.5%	12/31/2019	2.09	380	796	1.00%	24.8%	12/31/2019	2.17	0	0	0.75%	25.1%
12/31/2018	1.62	1,712	2,773	1.25%	-9.8%	12/31/2018	1.68	413	693	1.00%	-9.6%	12/31/2018	1.74	0	0	0.75%	-9.4%
12/31/2017	1.80	1,624	2,918	1.25%	19.5%	12/31/2017	1.86	414	768	1.00%	19.8%	12/31/2017	1.92	0	0	0.75%	20.1%
12/31/2016	1.50	1,910	2,870	1.25%	6.5%	12/31/2016	1.55	413	640	1.00%	6.8%	12/31/2016	1.59	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	48	$126	0.50%	16.2%	12/31/2020	$2.73	0	$0	0.25%	16.5%	12/31/2020	$2.84	0	$0	0.00%	16.8%
12/31/2019	2.25	49	110	0.50%	25.4%	12/31/2019	2.34	0	0	0.25%	25.7%	12/31/2019	2.43	0	0	0.00%	26.0%
12/31/2018	1.80	49	88	0.50%	-9.1%	12/31/2018	1.86	0	0	0.25%	-8.9%	12/31/2018	1.93	0	0	0.00%	-8.7%
12/31/2017	1.98	60	119	0.50%	20.4%	12/31/2017	2.04	0	0	0.25%	20.7%	12/31/2017	2.11	0	0	0.00%	21.0%
12/31/2016	1.64	60	99	0.50%	7.3%	12/31/2016	1.69	0	0	0.25%	7.6%	12/31/2016	1.74	770	1,341	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.0%
2018	1.4%
2017	0.7%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund M Class - 06-284
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,545,291	$1,302,758	119,318
Receivables: investments sold	1,070
Payables: investments purchased	-
Net assets	$1,546,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,206,500	662,692	$1.82
Band 100	248,666	132,017	1.88
Band 75	-	-	1.95
Band 50	91,195	45,233	2.02
Band 25	-	-	2.09
Band 0	-	-	2.16
Total	$1,546,361	839,942

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,116
Mortality & expense charges	(14,831)
Net investment income (loss)	(5,715)

Gain (loss) on investments:
Net realized gain (loss)	45,961
Realized gain distributions	66,313
Net change in unrealized appreciation (depreciation)	97,690
Net gain (loss)	209,964

Increase (decrease) in net assets from operations	$204,249

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,715)	$(3,584)
Net realized gain (loss)	45,961	5,749
Realized gain distributions	66,313	108,447
Net change in unrealized appreciation (depreciation)	97,690	276,066

Increase (decrease) in net assets from operations	204,249	386,678

Contract owner transactions:
Proceeds from units sold	252,507	348,165
Cost of units redeemed	(825,818)	(399,774)
Account charges	(2,439)	(2,596)
Increase (decrease)	(575,750)	(54,205)
Net increase (decrease)	(371,501)	332,473
Net assets, beginning	1,917,862	1,585,389
Net assets, ending	$1,546,361	$1,917,862

Units sold	167,154	242,237
Units redeemed	(533,805)	(277,247)
Net increase (decrease)	(366,651)	(35,010)
Units outstanding, beginning	1,206,593	1,241,603
Units outstanding, ending	839,942	1,206,593

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,648,048
Cost of units redeemed/account charges	(12,290,694)
Net investment income (loss)	61,107
Net realized gain (loss)	1,549,963
Realized gain distributions	1,335,404
Net change in unrealized appreciation (depreciation)	242,533
Net assets	$1,546,361

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.82	663	$1,207	1.25%	15.4%	12/31/2020	$1.88	132	$249	1.00%	15.7%	12/31/2020	$1.95	0	$0	0.75%	15.9%
12/31/2019	1.58	1,029	1,624	1.25%	24.4%	12/31/2019	1.63	132	215	1.00%	24.7%	12/31/2019	1.68	0	0	0.75%	25.0%
12/31/2018	1.27	1,055	1,339	1.25%	-9.8%	12/31/2018	1.31	141	184	1.00%	-9.6%	12/31/2018	1.34	0	0	0.75%	-9.3%
12/31/2017	1.41	977	1,374	1.25%	19.5%	12/31/2017	1.44	178	257	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%
12/31/2016	1.18	975	1,147	1.25%	6.5%	12/31/2016	1.20	184	222	1.00%	6.8%	12/31/2016	1.23	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	45	$91	0.50%	16.2%	12/31/2020	$2.09	0	$0	0.25%	16.5%	12/31/2020	$2.16	0	$0	0.00%	16.8%
12/31/2019	1.73	45	79	0.50%	25.3%	12/31/2019	1.79	0	0	0.25%	25.7%	12/31/2019	1.85	0	0	0.00%	26.0%
12/31/2018	1.38	46	63	0.50%	-9.1%	12/31/2018	1.42	0	0	0.25%	-8.9%	12/31/2018	1.47	0	0	0.00%	-8.7%
12/31/2017	1.52	46	70	0.50%	20.4%	12/31/2017	1.56	0	0	0.25%	20.7%	12/31/2017	1.61	0	0	0.00%	21.0%
12/31/2016	1.26	46	58	0.50%	7.3%	12/31/2016	1.29	0	0	0.25%	7.6%	12/31/2016	1.33	826	1,096	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.0%
2018	1.5%
2017	0.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund M Class - 06-286
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,578,048	$1,333,227	121,480
Receivables: investments sold	1,195
Payables: investments purchased	-
Net assets	$1,579,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,356,723	754,229	$1.80
Band 100	91,236	49,021	1.86
Band 75	-	-	1.93
Band 50	131,284	65,900	1.99
Band 25	-	-	2.06
Band 0	-	-	2.13
Total	$1,579,243	869,150

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,647
Mortality & expense charges	(15,646)
Net investment income (loss)	(5,999)

Gain (loss) on investments:
Net realized gain (loss)	30,694
Realized gain distributions	70,479
Net change in unrealized appreciation (depreciation)	111,321
Net gain (loss)	212,494

Increase (decrease) in net assets from operations	$206,495

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,999)	$(1,604)
Net realized gain (loss)	30,694	4,812
Realized gain distributions	70,479	91,870
Net change in unrealized appreciation (depreciation)	111,321	256,606

Increase (decrease) in net assets from operations	206,495	351,684

Contract owner transactions:
Proceeds from units sold	323,348	394,670
Cost of units redeemed	(790,051)	(304,412)
Account charges	(2,649)	(4,091)
Increase (decrease)	(469,352)	86,167
Net increase (decrease)	(262,857)	437,851
Net assets, beginning	1,842,100	1,404,249
Net assets, ending	$1,579,243	$1,842,100

Units sold	216,435	276,041
Units redeemed	(518,067)	(215,231)
Net increase (decrease)	(301,632)	60,810
Units outstanding, beginning	1,170,782	1,109,972
Units outstanding, ending	869,150	1,170,782

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,375,018
Cost of units redeemed/account charges	(10,192,967)
Net investment income (loss)	42,063
Net realized gain (loss)	1,059,278
Realized gain distributions	1,051,030
Net change in unrealized appreciation (depreciation)	244,821
Net assets	$1,579,243

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	754	$1,357	1.25%	15.4%	12/31/2020	$1.86	49	$91	1.00%	15.7%	12/31/2020	$1.93	0	$0	0.75%	16.0%
12/31/2019	1.56	970	1,512	1.25%	24.4%	12/31/2019	1.61	135	217	1.00%	24.8%	12/31/2019	1.66	0	0	0.75%	25.1%
12/31/2018	1.25	908	1,138	1.25%	-9.8%	12/31/2018	1.29	120	154	1.00%	-9.6%	12/31/2018	1.33	0	0	0.75%	-9.4%
12/31/2017	1.39	787	1,094	1.25%	19.5%	12/31/2017	1.43	132	189	1.00%	19.8%	12/31/2017	1.46	0	0	0.75%	20.1%
12/31/2016	1.16	852	990	1.25%	6.5%	12/31/2016	1.19	132	157	1.00%	6.8%	12/31/2016	1.22	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.99	66	$131	0.50%	16.3%	12/31/2020	$2.06	0	$0	0.25%	16.5%	12/31/2020	$2.13	0	$0	0.00%	16.8%
12/31/2019	1.71	66	113	0.50%	25.4%	12/31/2019	1.77	0	0	0.25%	25.7%	12/31/2019	1.83	0	0	0.00%	26.0%
12/31/2018	1.37	82	112	0.50%	-9.1%	12/31/2018	1.41	0	0	0.25%	-8.9%	12/31/2018	1.45	0	0	0.00%	-8.7%
12/31/2017	1.50	98	148	0.50%	20.4%	12/31/2017	1.54	0	0	0.25%	20.7%	12/31/2017	1.59	0	0	0.00%	21.0%
12/31/2016	1.25	105	131	0.50%	7.3%	12/31/2016	1.28	0	0	0.25%	7.6%	12/31/2016	1.31	798	1,046	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.1%
2018	1.5%
2017	0.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund M Class - 06-394
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,841,694	$1,569,465	126,507
Receivables: investments sold	1,518
Payables: investments purchased	-
Net assets	$1,843,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,764,980	763,015	$2.31
Band 100	37,781	15,962	2.37
Band 75	-	-	2.42
Band 50	40,451	16,322	2.48
Band 25	-	-	2.54
Band 0	-	-	2.59
Total	$1,843,212	795,299

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,560
Mortality & expense charges	(17,745)
Net investment income (loss)	(6,185)

Gain (loss) on investments:
Net realized gain (loss)	37,868
Realized gain distributions	67,672
Net change in unrealized appreciation (depreciation)	154,547
Net gain (loss)	260,087

Increase (decrease) in net assets from operations	$253,902

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,185)	$1,434
Net realized gain (loss)	37,868	1,187
Realized gain distributions	67,672	71,994
Net change in unrealized appreciation (depreciation)	154,547	220,442

Increase (decrease) in net assets from operations	253,902	295,057

Contract owner transactions:
Proceeds from units sold	523,644	785,258
Cost of units redeemed	(828,615)	(206,710)
Account charges	(2,884)	(3,495)
Increase (decrease)	(307,855)	575,053
Net increase (decrease)	(53,953)	870,110
Net assets, beginning	1,897,165	1,027,055
Net assets, ending	$1,843,212	$1,897,165

Units sold	270,428	422,648
Units redeemed	(419,870)	(114,251)
Net increase (decrease)	(149,442)	308,397
Units outstanding, beginning	944,741	636,344
Units outstanding, ending	795,299	944,741

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,420,058
Cost of units redeemed/account charges	(2,224,186)
Net investment income (loss)	219
Net realized gain (loss)	96,848
Realized gain distributions	278,044
Net change in unrealized appreciation (depreciation)	272,229
Net assets	$1,843,212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	763	$1,765	1.25%	15.4%	12/31/2020	$2.37	16	$38	1.00%	15.6%	12/31/2020	$2.42	0	$0	0.75%	15.9%
12/31/2019	2.01	912	1,830	1.25%	24.5%	12/31/2019	2.05	16	33	1.00%	24.8%	12/31/2019	2.09	0	0	0.75%	25.1%
12/31/2018	1.61	604	973	1.25%	-9.9%	12/31/2018	1.64	16	26	1.00%	-9.6%	12/31/2018	1.67	0	0	0.75%	-9.4%
12/31/2017	1.79	435	777	1.25%	19.5%	12/31/2017	1.81	16	29	1.00%	19.8%	12/31/2017	1.84	0	0	0.75%	20.1%
12/31/2016	1.50	368	550	1.25%	6.5%	12/31/2016	1.51	16	24	1.00%	6.8%	12/31/2016	1.53	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	16	$40	0.50%	16.2%	12/31/2020	$2.54	0	$0	0.25%	16.5%	12/31/2020	$2.59	0	$0	0.00%	16.8%
12/31/2019	2.13	16	35	0.50%	25.4%	12/31/2019	2.18	0	0	0.25%	25.7%	12/31/2019	2.22	0	0	0.00%	26.0%
12/31/2018	1.70	16	28	0.50%	-9.2%	12/31/2018	1.73	0	0	0.25%	-8.9%	12/31/2018	1.76	0	0	0.00%	-8.7%
12/31/2017	1.87	17	31	0.50%	20.4%	12/31/2017	1.90	0	0	0.25%	20.7%	12/31/2017	1.93	0	0	0.00%	21.0%
12/31/2016	1.55	17	26	0.50%	7.3%	12/31/2016	1.57	0	0	0.25%	7.6%	12/31/2016	1.60	56	89	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.2%
2018	1.6%
2017	0.9%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund M Class - 06-111
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,505	$290,224	26,843
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$309,505

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$231,502	151,511	$1.53
Band 100	78,003	49,071	1.59
Band 75	-	-	1.65
Band 50	-	-	1.72
Band 25	-	-	1.79
Band 0	-	-	1.86
Total	$309,505	200,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,344
Mortality & expense charges	(3,431)
Net investment income (loss)	(1,087)

Gain (loss) on investments:
Net realized gain (loss)	788
Realized gain distributions	7,959
Net change in unrealized appreciation (depreciation)	14,952
Net gain (loss)	23,699

Increase (decrease) in net assets from operations	$22,612

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,087)	$839
Net realized gain (loss)	788	(95)
Realized gain distributions	7,959	4,632
Net change in unrealized appreciation (depreciation)	14,952	17,541

Increase (decrease) in net assets from operations	22,612	22,917

Contract owner transactions:
Proceeds from units sold	47,941	4,086
Cost of units redeemed	(19,669)	(22,209)
Account charges	(123)	(176)
Increase (decrease)	28,149	(18,299)
Net increase (decrease)	50,761	4,618
Net assets, beginning	258,744	254,126
Net assets, ending	$309,505	$258,744

Units sold	34,963	2,959
Units redeemed	(13,397)	(15,966)
Net increase (decrease)	21,566	(13,007)
Units outstanding, beginning	179,016	192,023
Units outstanding, ending	200,582	179,016

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,071,194
Cost of units redeemed/account charges	(3,065,894)
Net investment income (loss)	14,517
Net realized gain (loss)	134,899
Realized gain distributions	135,508
Net change in unrealized appreciation (depreciation)	19,281
Net assets	$309,505

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	152	$232	1.25%	6.8%	12/31/2020	$1.59	49	$78	1.00%	7.1%	12/31/2020	$1.65	0	$0	0.75%	7.4%
12/31/2019	1.43	128	183	1.25%	9.2%	12/31/2019	1.48	51	75	1.00%	9.5%	12/31/2019	1.54	0	0	0.75%	9.8%
12/31/2018	1.31	134	175	1.25%	-3.4%	12/31/2018	1.36	58	79	1.00%	-3.2%	12/31/2018	1.40	0	0	0.75%	-2.9%
12/31/2017	1.36	136	184	1.25%	6.2%	12/31/2017	1.40	74	103	1.00%	6.5%	12/31/2017	1.45	0	0	0.75%	6.7%
12/31/2016	1.28	136	173	1.25%	3.3%	12/31/2016	1.31	69	91	1.00%	3.6%	12/31/2016	1.35	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	0.50%	7.6%	12/31/2020	$1.79	0	$0	0.25%	7.9%	12/31/2020	$1.86	0	$0	0.00%	8.2%
12/31/2019	1.60	0	0	0.50%	10.0%	12/31/2019	1.66	0	0	0.25%	10.3%	12/31/2019	1.72	0	0	0.00%	10.6%
12/31/2018	1.45	0	0	0.50%	-2.7%	12/31/2018	1.50	0	0	0.25%	-2.4%	12/31/2018	1.56	0	0	0.00%	-2.2%
12/31/2017	1.49	0	0	0.50%	7.0%	12/31/2017	1.54	0	0	0.25%	7.3%	12/31/2017	1.59	0	0	0.00%	7.5%
12/31/2016	1.39	0	0	0.50%	4.1%	12/31/2016	1.44	0	0	0.25%	4.3%	12/31/2016	1.48	3	5	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.5%
2018	1.4%
2017	1.2%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Growth & Income Fund M Class - 06-265
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390,867	$381,244	14,074
Receivables: investments sold	-
Payables: investments purchased	(309)
Net assets	$390,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,987	72,268	$3.15
Band 100	162,571	49,357	3.29
Band 75	-	-	3.44
Band 50	-	-	3.59
Band 25	-	-	3.75
Band 0	-	-	3.97
Total	$390,558	121,625

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,594
Mortality & expense charges	(3,008)
Net investment income (loss)	2,586

Gain (loss) on investments:
Net realized gain (loss)	(3,901)
Realized gain distributions	11,954
Net change in unrealized appreciation (depreciation)	6,546
Net gain (loss)	14,599

Increase (decrease) in net assets from operations	$17,185

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,586	$837
Net realized gain (loss)	(3,901)	(4,698)
Realized gain distributions	11,954	13,623
Net change in unrealized appreciation (depreciation)	6,546	54,920

Increase (decrease) in net assets from operations	17,185	64,682

Contract owner transactions:
Proceeds from units sold	139,504	130,562
Cost of units redeemed	(37,430)	(169,025)
Account charges	(36)	(344)
Increase (decrease)	102,038	(38,807)
Net increase (decrease)	119,223	25,875
Net assets, beginning	271,335	245,460
Net assets, ending	$390,558	$271,335

Units sold	45,083	45,832
Units redeemed	(13,735)	(60,484)
Net increase (decrease)	31,348	(14,652)
Units outstanding, beginning	90,277	104,929
Units outstanding, ending	121,625	90,277

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,328,073
Cost of units redeemed/account charges	(1,149,733)
Net investment income (loss)	(2,045)
Net realized gain (loss)	85,430
Realized gain distributions	119,210
Net change in unrealized appreciation (depreciation)	9,623
Net assets	$390,558

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.15	72	$228	1.25%	5.6%	12/31/2020	$3.29	49	$163	1.00%	5.9%	12/31/2020	$3.44	0	$0	0.75%	6.2%
12/31/2019	2.99	76	227	1.25%	28.3%	12/31/2019	3.11	14	44	1.00%	28.6%	12/31/2019	3.24	0	0	0.75%	28.9%
12/31/2018	2.33	92	215	1.25%	-10.8%	12/31/2018	2.42	13	31	1.00%	-10.6%	12/31/2018	2.51	0	0	0.75%	-10.4%
12/31/2017	2.61	68	179	1.25%	14.8%	12/31/2017	2.70	11	29	1.00%	15.1%	12/31/2017	2.80	0	0	0.75%	15.4%
12/31/2016	2.27	128	292	1.25%	13.9%	12/31/2016	2.35	9	21	1.00%	14.2%	12/31/2016	2.43	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.59	0	$0	0.50%	6.4%	12/31/2020	$3.75	0	$0	0.25%	6.7%	12/31/2020	$3.97	0	$0	0.00%	7.0%
12/31/2019	3.37	0	0	0.50%	29.2%	12/31/2019	3.51	0	0	0.25%	29.5%	12/31/2019	3.71	0	0	0.00%	29.9%
12/31/2018	2.61	0	0	0.50%	-10.1%	12/31/2018	2.71	0	0	0.25%	-9.9%	12/31/2018	2.86	0	0	0.00%	-9.7%
12/31/2017	2.90	0	0	0.50%	15.7%	12/31/2017	3.01	0	0	0.25%	15.9%	12/31/2017	3.16	0	0	0.00%	16.2%
12/31/2016	2.51	0	0	0.50%	14.8%	12/31/2016	2.60	0	0	0.25%	15.1%	12/31/2016	2.72	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	1.4%
2018	1.7%
2017	0.7%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Growth Opportunities Fund M Class - 06-125
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,486,233	$1,835,182	17,796
Receivables: investments sold	7,226
Payables: investments purchased	-
Net assets	$2,493,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,085,882	296,921	$7.03
Band 100	407,577	55,655	7.32
Band 75	-	-	7.63
Band 50	-	-	7.96
Band 25	-	-	8.30
Band 0	-	-	8.65
Total	$2,493,459	352,576

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(17,700)
Net investment income (loss)	(17,700)

Gain (loss) on investments:
Net realized gain (loss)	211,295
Realized gain distributions	127,169
Net change in unrealized appreciation (depreciation)	516,362
Net gain (loss)	854,826

Increase (decrease) in net assets from operations	$837,126

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,700)	$(10,572)
Net realized gain (loss)	211,295	113,847
Realized gain distributions	127,169	39,320
Net change in unrealized appreciation (depreciation)	516,362	137,815

Increase (decrease) in net assets from operations	837,126	280,410

Contract owner transactions:
Proceeds from units sold	1,436,075	516,910
Cost of units redeemed	(764,509)	(441,901)
Account charges	(141)	(56)
Increase (decrease)	671,425	74,953
Net increase (decrease)	1,508,551	355,363
Net assets, beginning	984,908	629,545
Net assets, ending	$2,493,459	$984,908

Units sold	266,078	151,735
Units redeemed	(143,031)	(125,702)
Net increase (decrease)	123,047	26,033
Units outstanding, beginning	229,529	203,496
Units outstanding, ending	352,576	229,529

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,640,609
Cost of units redeemed/account charges	(8,205,542)
Net investment income (loss)	(208,008)
Net realized gain (loss)	810,700
Realized gain distributions	804,649
Net change in unrealized appreciation (depreciation)	651,051
Net assets	$2,493,459

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.03	297	$2,086	1.25%	66.1%	12/31/2020	$7.32	56	$408	1.00%	66.5%	12/31/2020	$7.63	0	$0	0.75%	66.9%
12/31/2019	4.23	145	615	1.25%	38.2%	12/31/2019	4.40	84	370	1.00%	38.6%	12/31/2019	4.57	0	0	0.75%	38.9%
12/31/2018	3.06	143	439	1.25%	12.4%	12/31/2018	3.17	60	191	1.00%	12.7%	12/31/2018	3.29	0	0	0.75%	13.0%
12/31/2017	2.72	104	285	1.25%	32.7%	12/31/2017	2.82	35	99	1.00%	33.0%	12/31/2017	2.91	0	0	0.75%	33.4%
12/31/2016	2.05	173	356	1.25%	-1.5%	12/31/2016	2.12	0	0	1.00%	-1.3%	12/31/2016	2.19	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.96	0	$0	0.50%	67.4%	12/31/2020	$8.30	0	$0	0.25%	67.8%	12/31/2020	$8.65	0	$0	0.00%	68.2%
12/31/2019	4.76	0	0	0.50%	39.3%	12/31/2019	4.94	0	0	0.25%	39.6%	12/31/2019	5.14	0	0	0.00%	39.9%
12/31/2018	3.41	0	0	0.50%	13.2%	12/31/2018	3.54	0	0	0.25%	13.5%	12/31/2018	3.67	0	0	0.00%	13.8%
12/31/2017	3.02	0	0	0.50%	33.7%	12/31/2017	3.12	0	0	0.25%	34.0%	12/31/2017	3.23	0	0	0.00%	34.4%
12/31/2016	2.26	0	0	0.50%	-0.8%	12/31/2016	2.33	0	0	0.25%	-0.5%	12/31/2016	2.40	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,074,966	$11,588,976	562,328
Receivables: investments sold	-
Payables: investments purchased	(4,567)
Net assets	$15,070,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,070,399	5,198,044	$2.90
Band 100	-	-	3.02
Band 75	-	-	3.15
Band 50	-	-	3.28
Band 25	-	-	3.42
Band 0	-	-	3.57
Total	$15,070,399	5,198,044

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(177,045)
Net investment income (loss)	(177,045)

Gain (loss) on investments:
Net realized gain (loss)	(646,598)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,166,627
Net gain (loss)	1,520,029

Increase (decrease) in net assets from operations	$1,342,984

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(177,045)	$(41,922)
Net realized gain (loss)	(646,598)	4,360
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,166,627	1,319,363

Increase (decrease) in net assets from operations	1,342,984	1,281,801

Contract owner transactions:
Proceeds from units sold	2,856,063	18,427,955
Cost of units redeemed	(7,494,864)	(1,249,087)
Account charges	(60,181)	(34,272)
Increase (decrease)	(4,698,982)	17,144,596
Net increase (decrease)	(3,355,998)	18,426,397
Net assets, beginning	18,426,397	-
Net assets, ending	$15,070,399	$18,426,397

Units sold	1,236,186	8,207,987
Units redeemed	(3,670,389)	(575,740)
Net increase (decrease)	(2,434,203)	7,632,247
Units outstanding, beginning	7,632,247	-
Units outstanding, ending	5,198,044	7,632,247

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,285,639
Cost of units redeemed/account charges	(8,840,322)
Net investment income (loss)	(219,049)
Net realized gain (loss)	(642,730)
Realized gain distributions	871
Net change in unrealized appreciation (depreciation)	3,485,990
Net assets	$15,070,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.90	5,198	$15,070	1.25%	20.1%	12/31/2020	$3.02	0	$0	1.00%	20.4%	12/31/2020	$3.15	0	$0	0.75%	20.7%
12/31/2019	2.41	7,632	18,426	1.25%	30.4%	12/31/2019	2.51	0	0	1.00%	30.8%	12/31/2019	2.61	0	0	0.75%	31.1%
12/31/2018	1.85	0	0	1.25%	-14.4%	12/31/2018	1.92	0	0	1.00%	-14.1%	12/31/2018	1.99	0	0	0.75%	-13.9%
12/31/2017	2.16	0	0	1.25%	33.4%	12/31/2017	2.24	0	0	1.00%	33.8%	12/31/2017	2.31	0	0	0.75%	34.1%
12/31/2016	1.62	0	0	1.25%	-4.9%	12/31/2016	1.67	0	0	1.00%	-4.7%	12/31/2016	1.73	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.28	0	$0	0.50%	21.0%	12/31/2020	$3.42	0	$0	0.25%	21.3%	12/31/2020	$3.57	0	$0	0.00%	21.6%
12/31/2019	2.71	0	0	0.50%	31.4%	12/31/2019	2.82	0	0	0.25%	31.8%	12/31/2019	2.94	0	0	0.00%	32.1%
12/31/2018	2.07	0	0	0.50%	-13.7%	12/31/2018	2.14	0	0	0.25%	-13.5%	12/31/2018	2.22	0	0	0.00%	-13.3%
12/31/2017	2.39	0	0	0.50%	34.4%	12/31/2017	2.48	0	0	0.25%	34.8%	12/31/2017	2.56	0	0	0.00%	35.1%
12/31/2016	1.78	0	0	0.50%	-4.2%	12/31/2016	1.84	0	0	0.25%	-4.0%	12/31/2016	1.90	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$945,104	$793,377	20,044
Receivables: investments sold	-
Payables: investments purchased	(1,192)
Net assets	$943,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,555	282,985	$2.62
Band 100	199,104	73,234	2.72
Band 75	-	-	2.82
Band 50	2,253	772	2.92
Band 25	-	-	3.02
Band 0	-	-	3.13
Total	$943,912	356,991

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,948)
Net investment income (loss)	(10,948)

Gain (loss) on investments:
Net realized gain (loss)	(50,814)
Realized gain distributions	31,218
Net change in unrealized appreciation (depreciation)	245,212
Net gain (loss)	225,616

Increase (decrease) in net assets from operations	$214,668

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,948)	$(16,970)
Net realized gain (loss)	(50,814)	(96,952)
Realized gain distributions	31,218	74,387
Net change in unrealized appreciation (depreciation)	245,212	364,778

Increase (decrease) in net assets from operations	214,668	325,243

Contract owner transactions:
Proceeds from units sold	85,968	435,510
Cost of units redeemed	(634,306)	(740,397)
Account charges	(858)	(841)
Increase (decrease)	(549,196)	(305,728)
Net increase (decrease)	(334,528)	19,515
Net assets, beginning	1,278,440	1,258,925
Net assets, ending	$943,912	$1,278,440

Units sold	45,909	224,909
Units redeemed	(305,212)	(383,662)
Net increase (decrease)	(259,303)	(158,753)
Units outstanding, beginning	616,294	775,047
Units outstanding, ending	356,991	616,294

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,118,872
Cost of units redeemed/account charges	(18,160,808)
Net investment income (loss)	(365,871)
Net realized gain (loss)	2,638,169
Realized gain distributions	1,561,823
Net change in unrealized appreciation (depreciation)	151,727
Net assets	$943,912

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	283	$743	1.25%	27.0%	12/31/2020	$2.72	73	$199	1.00%	27.3%	12/31/2020	$2.82	0	$0	0.75%	27.6%
12/31/2019	2.07	543	1,122	1.25%	27.5%	12/31/2019	2.14	72	155	1.00%	27.9%	12/31/2019	2.21	0	0	0.75%	28.2%
12/31/2018	1.62	707	1,145	1.25%	-17.3%	12/31/2018	1.67	68	113	1.00%	-17.1%	12/31/2018	1.72	0	0	0.75%	-16.9%
12/31/2017	1.96	1,163	2,278	1.25%	15.6%	12/31/2017	2.01	63	126	1.00%	15.9%	12/31/2017	2.07	0	0	0.75%	16.2%
12/31/2016	1.69	1,578	2,675	1.25%	7.5%	12/31/2016	1.74	62	107	1.00%	7.7%	12/31/2016	1.78	0	0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.92	1	$2	0.50%	28.0%	12/31/2020	$3.02	0	$0	0.25%	28.3%	12/31/2020	$3.13	0	$0	0.00%	28.6%
12/31/2019	2.28	1	2	0.50%	28.5%	12/31/2019	2.36	0	0	0.25%	28.8%	12/31/2019	2.44	0	0	0.00%	29.1%
12/31/2018	1.77	1	1	0.50%	-16.7%	12/31/2018	1.83	0	0	0.25%	-16.5%	12/31/2018	1.89	0	0	0.00%	-16.3%
12/31/2017	2.13	1	2	0.50%	16.4%	12/31/2017	2.19	0	0	0.25%	16.7%	12/31/2017	2.25	132	297	0.00%	17.0%
12/31/2016	1.83	1	2	0.50%	8.3%	12/31/2016	1.88	0	0	0.25%	8.5%	12/31/2016	1.93	344	661	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.3%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$415,965	$344,070	8,373
Receivables: investments sold	-
Payables: investments purchased	(2,476)
Net assets	$413,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$413,489	152,479	$2.71
Band 100	-	-	2.81
Band 75	-	-	2.91
Band 50	-	-	3.02
Band 25	-	-	3.13
Band 0	-	-	3.24
Total	$413,489	152,479

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,916)
Net investment income (loss)	(3,916)

Gain (loss) on investments:
Net realized gain (loss)	(893)
Realized gain distributions	11,648
Net change in unrealized appreciation (depreciation)	85,490
Net gain (loss)	96,245

Increase (decrease) in net assets from operations	$92,329

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,916)	$(4,131)
Net realized gain (loss)	(893)	(64,691)
Realized gain distributions	11,648	15,179
Net change in unrealized appreciation (depreciation)	85,490	151,193

Increase (decrease) in net assets from operations	92,329	97,550

Contract owner transactions:
Proceeds from units sold	24,604	36,563
Cost of units redeemed	(14,355)	(273,895)
Account charges	(188)	(205)
Increase (decrease)	10,061	(237,537)
Net increase (decrease)	102,390	(139,987)
Net assets, beginning	311,099	451,086
Net assets, ending	$413,489	$311,099

Units sold	13,178	18,868
Units redeemed	(6,743)	(143,585)
Net increase (decrease)	6,435	(124,717)
Units outstanding, beginning	146,044	270,761
Units outstanding, ending	152,479	146,044

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,241,728
Cost of units redeemed/account charges	(9,935,734)
Net investment income (loss)	(171,285)
Net realized gain (loss)	556,395
Realized gain distributions	657,505
Net change in unrealized appreciation (depreciation)	64,880
Net assets	$413,489

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	152	$413	1.25%	27.3%	12/31/2020	$2.81	0	$0	1.00%	27.6%	12/31/2020	$2.91	0	$0	0.75%	27.9%
12/31/2019	2.13	146	311	1.25%	27.9%	12/31/2019	2.20	0	0	1.00%	28.2%	12/31/2019	2.28	0	0	0.75%	28.5%
12/31/2018	1.67	271	451	1.25%	-17.1%	12/31/2018	1.72	0	0	1.00%	-16.9%	12/31/2018	1.77	0	0	0.75%	-16.7%
12/31/2017	2.01	534	1,073	1.25%	15.9%	12/31/2017	2.07	0	0	1.00%	16.2%	12/31/2017	2.13	0	0	0.75%	16.4%
12/31/2016	1.73	768	1,332	1.25%	7.7%	12/31/2016	1.78	0	0	1.00%	8.0%	12/31/2016	1.83	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.02	0	$0	0.50%	28.3%	12/31/2020	$3.13	0	$0	0.25%	28.6%	12/31/2020	$3.24	0	$0	0.00%	28.9%
12/31/2019	2.35	0	0	0.50%	28.8%	12/31/2019	2.43	0	0	0.25%	29.1%	12/31/2019	2.51	0	0	0.00%	29.5%
12/31/2018	1.83	0	0	0.50%	-16.5%	12/31/2018	1.88	0	0	0.25%	-16.3%	12/31/2018	1.94	0	0	0.00%	-16.1%
12/31/2017	2.19	0	0	0.50%	16.7%	12/31/2017	2.25	0	0	0.25%	17.0%	12/31/2017	2.31	0	0	0.00%	17.3%
12/31/2016	1.87	0	0	0.50%	8.5%	12/31/2016	1.92	0	0	0.25%	8.8%	12/31/2016	1.97	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.5%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund A Class - 06-295
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$365,232	$322,363	10,002
Receivables: investments sold	550
Payables: investments purchased	-
Net assets	$365,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$365,782	101,306	$3.61
Band 100	-	-	3.71
Band 75	-	-	3.81
Band 50	-	-	3.91
Band 25	-	-	4.01
Band 0	-	-	4.12
Total	$365,782	101,306

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29
Mortality & expense charges	(4,098)
Net investment income (loss)	(4,069)

Gain (loss) on investments:
Net realized gain (loss)	8,995
Realized gain distributions	27,645
Net change in unrealized appreciation (depreciation)	39,556
Net gain (loss)	76,196

Increase (decrease) in net assets from operations	$72,127

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,069)	$(5,966)
Net realized gain (loss)	8,995	(1,299)
Realized gain distributions	27,645	34,869
Net change in unrealized appreciation (depreciation)	39,556	94,662

Increase (decrease) in net assets from operations	72,127	122,266

Contract owner transactions:
Proceeds from units sold	75,490	36,794
Cost of units redeemed	(361,049)	(14,621)
Account charges	(91)	(430)
Increase (decrease)	(285,650)	21,743
Net increase (decrease)	(213,523)	144,009
Net assets, beginning	579,305	435,296
Net assets, ending	$365,782	$579,305

Units sold	25,216	13,723
Units redeemed	(119,811)	(5,575)
Net increase (decrease)	(94,595)	8,148
Units outstanding, beginning	195,901	187,753
Units outstanding, ending	101,306	195,901

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,796,449
Cost of units redeemed/account charges	(15,001,413)
Net investment income (loss)	(376,606)
Net realized gain (loss)	2,036,015
Realized gain distributions	1,868,468
Net change in unrealized appreciation (depreciation)	42,869
Net assets	$365,782

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.61	101	$366	1.25%	22.1%	12/31/2020	$3.71	0	$0	1.00%	22.4%	12/31/2020	$3.81	0	$0	0.75%	22.7%
12/31/2019	2.96	196	579	1.25%	27.5%	12/31/2019	3.03	0	0	1.00%	27.9%	12/31/2019	3.10	0	0	0.75%	28.2%
12/31/2018	2.32	188	435	1.25%	-5.6%	12/31/2018	2.37	0	0	1.00%	-5.4%	12/31/2018	2.42	0	0	0.75%	-5.2%
12/31/2017	2.46	2,728	6,704	1.25%	26.4%	12/31/2017	2.50	0	0	1.00%	26.8%	12/31/2017	2.55	0	0	0.75%	27.1%
12/31/2016	1.94	2,637	5,124	1.25%	4.9%	12/31/2016	1.98	0	0	1.00%	5.2%	12/31/2016	2.01	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.91	0	$0	0.50%	23.0%	12/31/2020	$4.01	0	$0	0.25%	23.3%	12/31/2020	$4.12	0	$0	0.00%	23.6%
12/31/2019	3.18	0	0	0.50%	28.5%	12/31/2019	3.25	0	0	0.25%	28.8%	12/31/2019	3.33	0	0	0.00%	29.2%
12/31/2018	2.47	0	0	0.50%	-4.9%	12/31/2018	2.53	0	0	0.25%	-4.7%	12/31/2018	2.58	0	0	0.00%	-4.5%
12/31/2017	2.60	0	0	0.50%	27.4%	12/31/2017	2.65	0	0	0.25%	27.7%	12/31/2017	2.70	0	0	0.00%	28.0%
12/31/2016	2.04	0	0	0.50%	5.7%	12/31/2016	2.08	0	0	0.25%	6.0%	12/31/2016	2.11	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund M Class - 06-166
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,136,036	$3,197,256	118,747
Receivables: investments sold	-
Payables: investments purchased	(2,440)
Net assets	$4,133,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,443,252	593,977	$4.11
Band 100	1,690,344	395,193	4.28
Band 75	-	-	4.45
Band 50	-	-	4.62
Band 25	-	-	4.81
Band 0	-	-	5.00
Total	$4,133,596	989,170

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(49,568)
Net investment income (loss)	(49,568)

Gain (loss) on investments:
Net realized gain (loss)	315,145
Realized gain distributions	335,837
Net change in unrealized appreciation (depreciation)	206,920
Net gain (loss)	857,902

Increase (decrease) in net assets from operations	$808,334

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,568)	$(52,760)
Net realized gain (loss)	315,145	70,018
Realized gain distributions	335,837	302,714
Net change in unrealized appreciation (depreciation)	206,920	759,868

Increase (decrease) in net assets from operations	808,334	1,079,840

Contract owner transactions:
Proceeds from units sold	186,686	204,285
Cost of units redeemed	(1,694,622)	(541,535)
Account charges	(1,016)	(970)
Increase (decrease)	(1,508,952)	(338,220)
Net increase (decrease)	(700,618)	741,620
Net assets, beginning	4,834,214	4,092,594
Net assets, ending	$4,133,596	$4,834,214

Units sold	59,619	93,544
Units redeemed	(482,470)	(202,224)
Net increase (decrease)	(422,851)	(108,680)
Units outstanding, beginning	1,412,021	1,520,701
Units outstanding, ending	989,170	1,412,021

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,802,724
Cost of units redeemed/account charges	(24,193,633)
Net investment income (loss)	(846,137)
Net realized gain (loss)	3,161,327
Realized gain distributions	4,270,535
Net change in unrealized appreciation (depreciation)	938,780
Net assets	$4,133,596

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.11	594	$2,443	1.25%	21.8%	12/31/2020	$4.28	395	$1,690	1.00%	22.1%	12/31/2020	$4.45	0	$0	0.75%	22.4%
12/31/2019	3.38	892	3,013	1.25%	27.2%	12/31/2019	3.50	520	1,821	1.00%	27.5%	12/31/2019	3.63	0	0	0.75%	27.8%
12/31/2018	2.66	925	2,457	1.25%	-5.9%	12/31/2018	2.75	595	1,636	1.00%	-5.6%	12/31/2018	2.84	0	0	0.75%	-5.4%
12/31/2017	2.82	1,173	3,309	1.25%	26.1%	12/31/2017	2.91	730	2,125	1.00%	26.4%	12/31/2017	3.00	0	0	0.75%	26.7%
12/31/2016	2.24	1,821	4,073	1.25%	4.7%	12/31/2016	2.30	908	2,090	1.00%	5.0%	12/31/2016	2.37	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.62	0	$0	0.50%	22.7%	12/31/2020	$4.81	0	$0	0.25%	23.0%	12/31/2020	$5.00	0	$0	0.00%	23.3%
12/31/2019	3.77	0	0	0.50%	28.2%	12/31/2019	3.91	0	0	0.25%	28.5%	12/31/2019	4.05	0	0	0.00%	28.8%
12/31/2018	2.94	0	0	0.50%	-5.1%	12/31/2018	3.04	0	0	0.25%	-4.9%	12/31/2018	3.15	0	0	0.00%	-4.7%
12/31/2017	3.10	0	0	0.50%	27.1%	12/31/2017	3.20	0	0	0.25%	27.4%	12/31/2017	3.30	0	0	0.00%	27.7%
12/31/2016	2.44	0	0	0.50%	5.5%	12/31/2016	2.51	0	0	0.25%	5.7%	12/31/2016	2.59	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.29
Band 100	-	-	2.38
Band 75	-	-	2.49
Band 50	-	-	2.59
Band 25	-	-	2.70
Band 0	-	-	2.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,383
Cost of units redeemed/account charges	(22,490)
Net investment income (loss)	(921)
Net realized gain (loss)	(3,258)
Realized gain distributions	6,286
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	0	$0	1.25%	13.0%	12/31/2020	$2.38	0	$0	1.00%	13.3%	12/31/2020	$2.49	0	$0	0.75%	13.6%
12/31/2019	2.02	0	0	1.25%	25.6%	12/31/2019	2.11	0	0	1.00%	25.9%	12/31/2019	2.19	0	0	0.75%	26.2%
12/31/2018	1.61	0	0	1.25%	-16.3%	12/31/2018	1.67	0	0	1.00%	-16.1%	12/31/2018	1.73	0	0	0.75%	-15.9%
12/31/2017	1.93	0	0	1.25%	27.8%	12/31/2017	1.99	0	0	1.00%	28.1%	12/31/2017	2.06	0	0	0.75%	28.4%
12/31/2016	1.51	0	0	1.25%	-7.0%	12/31/2016	1.56	0	0	1.00%	-6.7%	12/31/2016	1.61	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.59	0	$0	0.50%	13.9%	12/31/2020	$2.70	0	$0	0.25%	14.1%	12/31/2020	$2.82	0	$0	0.00%	14.4%
12/31/2019	2.28	0	0	0.50%	26.5%	12/31/2019	2.37	0	0	0.25%	26.8%	12/31/2019	2.46	0	0	0.00%	27.1%
12/31/2018	1.80	0	0	0.50%	-15.6%	12/31/2018	1.87	0	0	0.25%	-15.4%	12/31/2018	1.94	0	0	0.00%	-15.2%
12/31/2017	2.13	0	0	0.50%	28.7%	12/31/2017	2.21	0	0	0.25%	29.0%	12/31/2017	2.28	0	0	0.00%	29.4%
12/31/2016	1.66	0	0	0.50%	-6.3%	12/31/2016	1.71	0	0	0.25%	-6.0%	12/31/2016	1.77	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund I Class - 06-047
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,328	$156,742	7,411
Receivables: investments sold	2,056
Payables: investments purchased	-
Net assets	$146,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,384	107,855	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$146,384	107,855

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,613
Mortality & expense charges	(2,602)
Net investment income (loss)	11

Gain (loss) on investments:
Net realized gain (loss)	(20,393)
Realized gain distributions	3,743
Net change in unrealized appreciation (depreciation)	(8,388)
Net gain (loss)	(25,038)

Increase (decrease) in net assets from operations	$(25,027)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11	$601
Net realized gain (loss)	(20,393)	36,095
Realized gain distributions	3,743	24,012
Net change in unrealized appreciation (depreciation)	(8,388)	116,769

Increase (decrease) in net assets from operations	(25,027)	177,477

Contract owner transactions:
Proceeds from units sold	47,086	176,021
Cost of units redeemed	(284,351)	(798,063)
Account charges	(174)	(853)
Increase (decrease)	(237,439)	(622,895)
Net increase (decrease)	(262,466)	(445,418)
Net assets, beginning	408,850	854,268
Net assets, ending	$146,384	$408,850

Units sold	35,387	123,671
Units redeemed	(205,194)	(550,548)
Net increase (decrease)	(169,807)	(426,877)
Units outstanding, beginning	277,662	704,539
Units outstanding, ending	107,855	277,662

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,031,318
Cost of units redeemed/account charges	(2,088,598)
Net investment income (loss)	24,570
Net realized gain (loss)	20,477
Realized gain distributions	171,031
Net change in unrealized appreciation (depreciation)	(12,414)
Net assets	$146,384

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	108	$146	1.25%	-7.8%	12/31/2020	$1.38	0	$0	1.00%	-7.6%	12/31/2020	$1.40	0	$0	0.75%	-7.4%
12/31/2019	1.47	278	409	1.25%	21.4%	12/31/2019	1.49	0	0	1.00%	21.7%	12/31/2019	1.52	0	0	0.75%	22.0%
12/31/2018	1.21	705	854	1.25%	-7.5%	12/31/2018	1.23	0	0	1.00%	-7.3%	12/31/2018	1.24	0	0	0.75%	-7.0%
12/31/2017	1.31	800	1,048	1.25%	2.6%	12/31/2017	1.32	0	0	1.00%	2.8%	12/31/2017	1.34	0	0	0.75%	3.1%
12/31/2016	1.28	932	1,192	1.25%	4.2%	12/31/2016	1.29	0	0	1.00%	4.5%	12/31/2016	1.30	0	0	0.75%	4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	-7.1%	12/31/2020	$1.45	0	$0	0.25%	-6.9%	12/31/2020	$1.48	0	$0	0.00%	-6.7%
12/31/2019	1.54	0	0	0.50%	22.4%	12/31/2019	1.56	0	0	0.25%	22.7%	12/31/2019	1.58	0	0	0.00%	23.0%
12/31/2018	1.26	0	0	0.50%	-6.8%	12/31/2018	1.27	0	0	0.25%	-6.6%	12/31/2018	1.29	0	0	0.00%	-6.3%
12/31/2017	1.35	0	0	0.50%	3.3%	12/31/2017	1.36	0	0	0.25%	3.6%	12/31/2017	1.38	0	0	0.00%	3.9%
12/31/2016	1.31	0	0	0.50%	5.0%	12/31/2016	1.31	0	0	0.25%	5.3%	12/31/2016	1.32	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.6%
2018	2.3%
2017	1.5%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund M Class - 06-391
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,869	$41,160	1,981
Receivables: investments sold	766
Payables: investments purchased	-
Net assets	$38,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,635	23,843	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.83
Total	$38,635	23,843

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$399
Mortality & expense charges	(470)
Net investment income (loss)	(71)

Gain (loss) on investments:
Net realized gain (loss)	(2,009)
Realized gain distributions	862
Net change in unrealized appreciation (depreciation)	(2,528)
Net gain (loss)	(3,675)

Increase (decrease) in net assets from operations	$(3,746)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71)	$124
Net realized gain (loss)	(2,009)	336
Realized gain distributions	862	2,334
Net change in unrealized appreciation (depreciation)	(2,528)	4,044

Increase (decrease) in net assets from operations	(3,746)	6,838

Contract owner transactions:
Proceeds from units sold	18,505	10,691
Cost of units redeemed	(15,713)	(9,249)
Account charges	(112)	(274)
Increase (decrease)	2,680	1,168
Net increase (decrease)	(1,066)	8,006
Net assets, beginning	39,701	31,695
Net assets, ending	$38,635	$39,701

Units sold	11,408	6,224
Units redeemed	(10,044)	(5,446)
Net increase (decrease)	1,364	778
Units outstanding, beginning	22,479	21,701
Units outstanding, ending	23,843	22,479

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$859,885
Cost of units redeemed/account charges	(936,107)
Net investment income (loss)	(2,005)
Net realized gain (loss)	57,467
Realized gain distributions	62,686
Net change in unrealized appreciation (depreciation)	(3,291)
Net assets	$38,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	24	$39	1.25%	-8.3%	12/31/2020	$1.66	0	$0	1.00%	-8.0%	12/31/2020	$1.70	0	$0	0.75%	-7.8%
12/31/2019	1.77	22	40	1.25%	20.9%	12/31/2019	1.80	0	0	1.00%	21.2%	12/31/2019	1.84	0	0	0.75%	21.5%
12/31/2018	1.46	22	32	1.25%	-8.0%	12/31/2018	1.49	0	0	1.00%	-7.8%	12/31/2018	1.52	0	0	0.75%	-7.6%
12/31/2017	1.59	38	61	1.25%	2.1%	12/31/2017	1.61	0	0	1.00%	2.3%	12/31/2017	1.64	0	0	0.75%	2.6%
12/31/2016	1.56	269	418	1.25%	3.7%	12/31/2016	1.58	0	0	1.00%	4.0%	12/31/2016	1.60	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	-7.6%	12/31/2020	$1.78	0	$0	0.25%	-7.3%	12/31/2020	$1.83	0	$0	0.00%	-7.1%
12/31/2019	1.88	0	0	0.50%	21.8%	12/31/2019	1.92	0	0	0.25%	22.1%	12/31/2019	1.96	0	0	0.00%	22.4%
12/31/2018	1.55	0	0	0.50%	-7.3%	12/31/2018	1.57	0	0	0.25%	-7.1%	12/31/2018	1.60	0	0	0.00%	-6.9%
12/31/2017	1.67	0	0	0.50%	2.8%	12/31/2017	1.69	0	0	0.25%	3.1%	12/31/2017	1.72	0	0	0.00%	3.3%
12/31/2016	1.62	0	0	0.50%	4.5%	12/31/2016	1.64	0	0	0.25%	4.8%	12/31/2016	1.67	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.7%
2018	1.3%
2017	0.6%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund A Class - 06-392
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,158	$51,493	2,518
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$49,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,193	29,714	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$49,193	29,714

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$607
Mortality & expense charges	(652)
Net investment income (loss)	(45)

Gain (loss) on investments:
Net realized gain (loss)	1,796
Realized gain distributions	1,141
Net change in unrealized appreciation (depreciation)	(2,687)
Net gain (loss)	250

Increase (decrease) in net assets from operations	$205

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45)	$(1,691)
Net realized gain (loss)	1,796	14,580
Realized gain distributions	1,141	8,337
Net change in unrealized appreciation (depreciation)	(2,687)	84,212

Increase (decrease) in net assets from operations	205	105,438

Contract owner transactions:
Proceeds from units sold	17,303	77,595
Cost of units redeemed	(108,142)	(650,090)
Account charges	(1)	(6)
Increase (decrease)	(90,840)	(572,501)
Net increase (decrease)	(90,635)	(467,063)
Net assets, beginning	139,828	606,891
Net assets, ending	$49,193	$139,828

Units sold	11,599	45,097
Units redeemed	(59,537)	(375,923)
Net increase (decrease)	(47,938)	(330,826)
Units outstanding, beginning	77,652	408,478
Units outstanding, ending	29,714	77,652

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,063,751
Cost of units redeemed/account charges	(6,734,090)
Net investment income (loss)	20,478
Net realized gain (loss)	175,752
Realized gain distributions	525,637
Net change in unrealized appreciation (depreciation)	(2,335)
Net assets	$49,193

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	30	$49	1.25%	-8.1%	12/31/2020	$1.70	0	$0	1.00%	-7.8%	12/31/2020	$1.74	0	$0	0.75%	-7.6%
12/31/2019	1.80	78	140	1.25%	21.2%	12/31/2019	1.84	0	0	1.00%	21.5%	12/31/2019	1.88	0	0	0.75%	21.8%
12/31/2018	1.49	408	607	1.25%	-7.8%	12/31/2018	1.51	0	0	1.00%	-7.6%	12/31/2018	1.54	0	0	0.75%	-7.4%
12/31/2017	1.61	449	724	1.25%	2.3%	12/31/2017	1.64	0	0	1.00%	2.6%	12/31/2017	1.67	0	0	0.75%	2.8%
12/31/2016	1.58	2,086	3,287	1.25%	4.0%	12/31/2016	1.60	0	0	1.00%	4.2%	12/31/2016	1.62	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	0	$0	0.50%	-7.4%	12/31/2020	$1.82	0	$0	0.25%	-7.1%	12/31/2020	$1.86	0	$0	0.00%	-6.9%
12/31/2019	1.92	0	0	0.50%	22.1%	12/31/2019	1.96	0	0	0.25%	22.4%	12/31/2019	2.00	0	0	0.00%	22.7%
12/31/2018	1.57	0	0	0.50%	-7.1%	12/31/2018	1.60	0	0	0.25%	-6.9%	12/31/2018	1.63	0	0	0.00%	-6.7%
12/31/2017	1.69	0	0	0.50%	3.1%	12/31/2017	1.72	0	0	0.25%	3.3%	12/31/2017	1.75	0	0	0.00%	3.6%
12/31/2016	1.64	0	0	0.50%	4.7%	12/31/2016	1.67	0	0	0.25%	5.0%	12/31/2016	1.69	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.7%
2018	2.1%
2017	0.7%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Small Cap Fund A Class - 06-393
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3	$3	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3	1	$2.00
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.26
Total	$3	1

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(105)
Net investment income (loss)	(105)

Gain (loss) on investments:
Net realized gain (loss)	(988)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,088
Net gain (loss)	100

Increase (decrease) in net assets from operations	$(5)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(105)	$(131)
Net realized gain (loss)	(988)	(27)
Realized gain distributions	-	443
Net change in unrealized appreciation (depreciation)	1,088	2,426

Increase (decrease) in net assets from operations	(5)	2,711

Contract owner transactions:
Proceeds from units sold	78	105
Cost of units redeemed	(11,686)	-
Account charges	-	-
Increase (decrease)	(11,608)	105
Net increase (decrease)	(11,613)	2,816
Net assets, beginning	11,616	8,800
Net assets, ending	$3	$11,616

Units sold	50	67
Units redeemed	(6,757)	-
Net increase (decrease)	(6,707)	67
Units outstanding, beginning	6,708	6,641
Units outstanding, ending	1	6,708

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$166,225
Cost of units redeemed/account charges	(188,656)
Net investment income (loss)	(2,216)
Net realized gain (loss)	16,902
Realized gain distributions	7,748
Net change in unrealized appreciation (depreciation)	-
Net assets	$3

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	0	$0	1.25%	15.7%	12/31/2020	$2.05	0	$0	1.00%	16.0%	12/31/2020	$2.10	0	$0	0.75%	16.3%
12/31/2019	1.73	7	12	1.25%	30.7%	12/31/2019	1.77	0	0	1.00%	31.0%	12/31/2019	1.81	0	0	0.75%	31.3%
12/31/2018	1.33	7	9	1.25%	-18.0%	12/31/2018	1.35	0	0	1.00%	-17.8%	12/31/2018	1.38	0	0	0.75%	-17.6%
12/31/2017	1.62	7	11	1.25%	12.4%	12/31/2017	1.64	0	0	1.00%	12.6%	12/31/2017	1.67	0	0	0.75%	12.9%
12/31/2016	1.44	0	0	1.25%	7.6%	12/31/2016	1.46	0	0	1.00%	7.8%	12/31/2016	1.48	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	0	$0	0.50%	16.6%	12/31/2020	$2.20	0	$0	0.25%	16.9%	12/31/2020	$2.26	0	$0	0.00%	17.2%
12/31/2019	1.85	0	0	0.50%	31.7%	12/31/2019	1.89	0	0	0.25%	32.0%	12/31/2019	1.93	0	0	0.00%	32.3%
12/31/2018	1.40	0	0	0.50%	-17.4%	12/31/2018	1.43	0	0	0.25%	-17.1%	12/31/2018	1.46	0	0	0.00%	-16.9%
12/31/2017	1.70	0	0	0.50%	13.2%	12/31/2017	1.72	0	0	0.25%	13.5%	12/31/2017	1.75	0	0	0.00%	13.8%
12/31/2016	1.50	0	0	0.50%	8.4%	12/31/2016	1.52	0	0	0.25%	8.7%	12/31/2016	1.54	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Small Cap Fund M Class - 06-275
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,592,666	$2,362,119	106,774
Receivables: investments sold	14,768
Payables: investments purchased	-
Net assets	$2,607,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,856,786	393,334	$4.72
Band 100	236,571	47,999	4.93
Band 75	-	-	5.15
Band 50	514,077	95,683	5.37
Band 25	-	-	5.61
Band 0	-	-	5.94
Total	$2,607,434	537,016

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(25,314)
Net investment income (loss)	(25,314)

Gain (loss) on investments:
Net realized gain (loss)	(102,758)
Realized gain distributions	75,309
Net change in unrealized appreciation (depreciation)	347,346
Net gain (loss)	319,897

Increase (decrease) in net assets from operations	$294,583

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,314)	$(32,753)
Net realized gain (loss)	(102,758)	(146,373)
Realized gain distributions	75,309	123,833
Net change in unrealized appreciation (depreciation)	347,346	845,371

Increase (decrease) in net assets from operations	294,583	790,078

Contract owner transactions:
Proceeds from units sold	260,327	251,704
Cost of units redeemed	(866,099)	(901,194)
Account charges	(909)	(1,045)
Increase (decrease)	(606,681)	(650,535)
Net increase (decrease)	(312,098)	139,543
Net assets, beginning	2,919,532	2,779,989
Net assets, ending	$2,607,434	$2,919,532

Units sold	67,663	67,285
Units redeemed	(228,457)	(236,914)
Net increase (decrease)	(160,794)	(169,629)
Units outstanding, beginning	697,810	867,439
Units outstanding, ending	537,016	697,810

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,572,269
Cost of units redeemed/account charges	(37,265,994)
Net investment income (loss)	(919,758)
Net realized gain (loss)	1,256,374
Realized gain distributions	6,733,996
Net change in unrealized appreciation (depreciation)	230,547
Net assets	$2,607,434

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.72	393	$1,857	1.25%	15.5%	12/31/2020	$4.93	48	$237	1.00%	15.7%	12/31/2020	$5.15	0	$0	0.75%	16.0%
12/31/2019	4.09	531	2,173	1.25%	30.4%	12/31/2019	4.26	61	258	1.00%	30.7%	12/31/2019	4.44	0	0	0.75%	31.1%
12/31/2018	3.14	644	2,020	1.25%	-18.2%	12/31/2018	3.26	101	331	1.00%	-18.0%	12/31/2018	3.38	0	0	0.75%	-17.8%
12/31/2017	3.83	990	3,791	1.25%	12.1%	12/31/2017	3.97	123	487	1.00%	12.4%	12/31/2017	4.11	0	0	0.75%	12.7%
12/31/2016	3.42	1,270	4,339	1.25%	7.3%	12/31/2016	3.53	128	454	1.00%	7.6%	12/31/2016	3.65	0	0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.37	96	$514	0.50%	16.3%	12/31/2020	$5.61	0	$0	0.25%	16.6%	12/31/2020	$5.94	0	$0	0.00%	16.9%
12/31/2019	4.62	106	488	0.50%	31.4%	12/31/2019	4.81	0	0	0.25%	31.7%	12/31/2019	5.08	0	0	0.00%	32.1%
12/31/2018	3.52	117	410	0.50%	-17.6%	12/31/2018	3.65	0	0	0.25%	-17.3%	12/31/2018	3.85	5	20	0.00%	-17.1%
12/31/2017	4.26	121	517	0.50%	12.9%	12/31/2017	4.42	0	0	0.25%	13.2%	12/31/2017	4.64	4	21	0.00%	13.5%
12/31/2016	3.78	130	493	0.50%	8.1%	12/31/2016	3.90	0	0	0.25%	8.4%	12/31/2016	4.09	27	109	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,285	$237,701	6,059
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$345,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,874	41,532	$2.72
Band 100	232,389	83,778	2.77
Band 75	-	-	2.83
Band 50	-	-	2.89
Band 25	-	-	2.95
Band 0	-	-	3.01
Total	$345,263	125,310

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,018
Mortality & expense charges	(3,251)
Net investment income (loss)	(2,233)

Gain (loss) on investments:
Net realized gain (loss)	9,127
Realized gain distributions	14,495
Net change in unrealized appreciation (depreciation)	39,994
Net gain (loss)	63,616

Increase (decrease) in net assets from operations	$61,383

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,233)	$(2,416)
Net realized gain (loss)	9,127	16,728
Realized gain distributions	14,495	16,308
Net change in unrealized appreciation (depreciation)	39,994	52,574

Increase (decrease) in net assets from operations	61,383	83,194

Contract owner transactions:
Proceeds from units sold	23	37,424
Cost of units redeemed	(49,115)	(84,158)
Account charges	(50)	(52)
Increase (decrease)	(49,142)	(46,786)
Net increase (decrease)	12,241	36,408
Net assets, beginning	333,022	296,614
Net assets, ending	$345,263	$333,022

Units sold	8	18,573
Units redeemed	(23,298)	(42,322)
Net increase (decrease)	(23,290)	(23,749)
Units outstanding, beginning	148,600	172,349
Units outstanding, ending	125,310	148,600

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$655,136
Cost of units redeemed/account charges	(589,212)
Net investment income (loss)	(22,575)
Net realized gain (loss)	86,358
Realized gain distributions	107,972
Net change in unrealized appreciation (depreciation)	107,584
Net assets	$345,263

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.72	42	$113	1.25%	22.7%	12/31/2020	$2.77	84	$232	1.00%	23.0%	12/31/2020	$2.83	0	$0	0.75%	23.3%
12/31/2019	2.22	54	120	1.25%	29.9%	12/31/2019	2.26	95	213	1.00%	30.2%	12/31/2019	2.30	0	0	0.75%	30.5%
12/31/2018	1.71	73	124	1.25%	-10.3%	12/31/2018	1.73	100	173	1.00%	-10.0%	12/31/2018	1.76	0	0	0.75%	-9.8%
12/31/2017	1.90	74	140	1.25%	23.0%	12/31/2017	1.93	103	199	1.00%	23.3%	12/31/2017	1.95	0	0	0.75%	23.6%
12/31/2016	1.55	94	145	1.25%	7.6%	12/31/2016	1.56	110	172	1.00%	7.9%	12/31/2016	1.58	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.89	0	$0	0.50%	23.6%	12/31/2020	$2.95	0	$0	0.25%	23.9%	12/31/2020	$3.01	0	$0	0.00%	24.2%
12/31/2019	2.34	0	0	0.50%	30.9%	12/31/2019	2.38	0	0	0.25%	31.2%	12/31/2019	2.42	0	0	0.00%	31.5%
12/31/2018	1.79	0	0	0.50%	-9.6%	12/31/2018	1.81	0	0	0.25%	-9.4%	12/31/2018	1.84	0	0	0.00%	-9.1%
12/31/2017	1.98	0	0	0.50%	23.9%	12/31/2017	2.00	0	0	0.25%	24.2%	12/31/2017	2.03	0	0	0.00%	24.6%
12/31/2016	1.59	0	0	0.50%	8.4%	12/31/2016	1.61	0	0	0.25%	8.7%	12/31/2016	1.63	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.3%
2018	0.1%
2017	0.1%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,730	$102,540	3,376
Receivables: investments sold	7,903
Payables: investments purchased	-
Net assets	$133,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,633	32,582	$4.10
Band 100	-	-	4.28
Band 75	-	-	4.47
Band 50	-	-	4.67
Band 25	-	-	4.87
Band 0	-	-	5.14
Total	$133,633	32,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$789
Mortality & expense charges	(1,503)
Net investment income (loss)	(714)

Gain (loss) on investments:
Net realized gain (loss)	(23,253)
Realized gain distributions	1,665
Net change in unrealized appreciation (depreciation)	7,324
Net gain (loss)	(14,264)

Increase (decrease) in net assets from operations	$(14,978)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(714)	$(3,593)
Net realized gain (loss)	(23,253)	(6,007)
Realized gain distributions	1,665	5,659
Net change in unrealized appreciation (depreciation)	7,324	99,960

Increase (decrease) in net assets from operations	(14,978)	96,019

Contract owner transactions:
Proceeds from units sold	87,236	110,317
Cost of units redeemed	(104,608)	(417,814)
Account charges	(211)	(220)
Increase (decrease)	(17,583)	(307,717)
Net increase (decrease)	(32,561)	(211,698)
Net assets, beginning	166,194	377,892
Net assets, ending	$133,633	$166,194

Units sold	26,278	32,663
Units redeemed	(38,718)	(118,054)
Net increase (decrease)	(12,440)	(85,391)
Units outstanding, beginning	45,022	130,413
Units outstanding, ending	32,582	45,022

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,876,582
Cost of units redeemed/account charges	(2,002,229)
Net investment income (loss)	(39,965)
Net realized gain (loss)	75,804
Realized gain distributions	200,251
Net change in unrealized appreciation (depreciation)	23,190
Net assets	$133,633

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.10	33	$134	1.25%	11.1%	12/31/2020	$4.28	0	$0	1.00%	11.4%	12/31/2020	$4.47	0	$0	0.75%	11.7%
12/31/2019	3.69	45	166	1.25%	27.4%	12/31/2019	3.84	0	0	1.00%	27.7%	12/31/2019	4.00	0	0	0.75%	28.0%
12/31/2018	2.90	130	378	1.25%	-10.1%	12/31/2018	3.01	0	0	1.00%	-9.9%	12/31/2018	3.13	0	0	0.75%	-9.6%
12/31/2017	3.22	128	413	1.25%	18.1%	12/31/2017	3.34	0	0	1.00%	18.4%	12/31/2017	3.46	0	0	0.75%	18.7%
12/31/2016	2.73	77	210	1.25%	8.8%	12/31/2016	2.82	0	0	1.00%	9.0%	12/31/2016	2.92	0	0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.67	0	$0	0.50%	11.9%	12/31/2020	$4.87	0	$0	0.25%	12.2%	12/31/2020	$5.14	0	$0	0.00%	12.5%
12/31/2019	4.17	0	0	0.50%	28.4%	12/31/2019	4.34	0	0	0.25%	28.7%	12/31/2019	4.57	0	0	0.00%	29.0%
12/31/2018	3.25	0	0	0.50%	-9.4%	12/31/2018	3.38	0	0	0.25%	-9.2%	12/31/2018	3.54	0	0	0.00%	-8.9%
12/31/2017	3.59	0	0	0.50%	19.0%	12/31/2017	3.72	0	0	0.25%	19.3%	12/31/2017	3.89	0	0	0.00%	19.6%
12/31/2016	3.01	0	0	0.50%	9.6%	12/31/2016	3.12	0	0	0.25%	9.9%	12/31/2016	3.25	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.2%
2018	0.4%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,682,390	$1,552,030	104,623
Receivables: investments sold	-
Payables: investments purchased	(37)
Net assets	$1,682,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$(8)	(5)	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	1,682,361	967,926	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$1,682,353	967,921

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,696
Mortality & expense charges	(7,285)
Net investment income (loss)	27,411

Gain (loss) on investments:
Net realized gain (loss)	2,505
Realized gain distributions	49,197
Net change in unrealized appreciation (depreciation)	75,530
Net gain (loss)	127,232

Increase (decrease) in net assets from operations	$154,643

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,411	$17,260
Net realized gain (loss)	2,505	(23,385)
Realized gain distributions	49,197	65,505
Net change in unrealized appreciation (depreciation)	75,530	199,246

Increase (decrease) in net assets from operations	154,643	258,626

Contract owner transactions:
Proceeds from units sold	130,168	1,493,539
Cost of units redeemed	(116,453)	(1,506,861)
Account charges	-	-
Increase (decrease)	13,715	(13,322)
Net increase (decrease)	168,358	245,304
Net assets, beginning	1,513,995	1,268,691
Net assets, ending	$1,682,353	$1,513,995

Units sold	83,611	1,053,321
Units redeemed	(74,926)	(1,068,716)
Net increase (decrease)	8,685	(15,395)
Units outstanding, beginning	959,236	974,631
Units outstanding, ending	967,921	959,236

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,590,640
Cost of units redeemed/account charges	(2,388,749)
Net investment income (loss)	100,821
Net realized gain (loss)	2,442
Realized gain distributions	246,839
Net change in unrealized appreciation (depreciation)	130,360
Net assets	$1,682,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	1.25%	9.3%	12/31/2020	$1.68	0	$0	1.00%	9.6%	12/31/2020	$1.71	0	$0	0.75%	9.8%
12/31/2019	1.51	0	0	1.25%	20.3%	12/31/2019	1.53	0	0	1.00%	20.6%	12/31/2019	1.55	0	0	0.75%	20.9%
12/31/2018	1.25	0	0	1.25%	-6.2%	12/31/2018	1.27	0	0	1.00%	-6.0%	12/31/2018	1.29	0	0	0.75%	-5.8%
12/31/2017	1.34	24	32	1.25%	10.3%	12/31/2017	1.35	0	0	1.00%	10.6%	12/31/2017	1.36	0	0	0.75%	10.8%
12/31/2016	1.21	209	253	1.25%	10.7%	12/31/2016	1.22	0	0	1.00%	11.0%	12/31/2016	1.23	0	0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	968	$1,682	0.50%	10.1%	12/31/2020	$1.77	0	$0	0.25%	10.4%	12/31/2020	$1.80	0	$0	0.00%	10.7%
12/31/2019	1.58	959	1,514	0.50%	21.3%	12/31/2019	1.60	0	0	0.25%	21.6%	12/31/2019	1.63	0	0	0.00%	21.9%
12/31/2018	1.30	975	1,269	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.3%	12/31/2018	1.34	0	0	0.00%	-5.0%
12/31/2017	1.38	967	1,332	0.50%	11.1%	12/31/2017	1.39	0	0	0.25%	11.4%	12/31/2017	1.41	0	0	0.00%	11.7%
12/31/2016	1.24	0	0	0.50%	11.5%	12/31/2016	1.25	0	0	0.25%	11.8%	12/31/2016	1.26	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	1.7%
2018	2.5%
2017	3.8%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Income Fund A Class - 06-110
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,087	$345,419	31,596
Receivables: investments sold	35,340
Payables: investments purchased	-
Net assets	$398,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,427	288,661	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.57
Total	$398,427	288,661

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,162
Mortality & expense charges	(5,602)
Net investment income (loss)	7,560

Gain (loss) on investments:
Net realized gain (loss)	6,854
Realized gain distributions	4,464
Net change in unrealized appreciation (depreciation)	10,318
Net gain (loss)	21,636

Increase (decrease) in net assets from operations	$29,196

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,560	$7,873
Net realized gain (loss)	6,854	(85)
Realized gain distributions	4,464	3,728
Net change in unrealized appreciation (depreciation)	10,318	23,257

Increase (decrease) in net assets from operations	29,196	34,773

Contract owner transactions:
Proceeds from units sold	274,232	105,274
Cost of units redeemed	(362,276)	(44,046)
Account charges	(281)	(329)
Increase (decrease)	(88,325)	60,899
Net increase (decrease)	(59,129)	95,672
Net assets, beginning	457,556	361,884
Net assets, ending	$398,427	$457,556

Units sold	213,781	82,664
Units redeemed	(276,107)	(35,282)
Net increase (decrease)	(62,326)	47,382
Units outstanding, beginning	350,987	303,605
Units outstanding, ending	288,661	350,987

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,082,551
Cost of units redeemed/account charges	(772,600)
Net investment income (loss)	45,207
Net realized gain (loss)	8,079
Realized gain distributions	17,522
Net change in unrealized appreciation (depreciation)	17,668
Net assets	$398,427

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	289	$398	1.25%	5.9%	12/31/2020	$1.42	0	$0	1.00%	6.1%	12/31/2020	$1.45	0	$0	0.75%	6.4%
12/31/2019	1.30	351	458	1.25%	9.4%	12/31/2019	1.33	0	0	1.00%	9.6%	12/31/2019	1.36	0	0	0.75%	9.9%
12/31/2018	1.19	304	362	1.25%	-4.2%	12/31/2018	1.22	0	0	1.00%	-3.9%	12/31/2018	1.24	0	0	0.75%	-3.7%
12/31/2017	1.24	296	368	1.25%	6.4%	12/31/2017	1.27	0	0	1.00%	6.7%	12/31/2017	1.29	0	0	0.75%	7.0%
12/31/2016	1.17	245	287	1.25%	7.2%	12/31/2016	1.19	0	0	1.00%	7.5%	12/31/2016	1.21	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	6.7%	12/31/2020	$1.53	0	$0	0.25%	6.9%	12/31/2020	$1.57	0	$0	0.00%	7.2%
12/31/2019	1.40	0	0	0.50%	10.2%	12/31/2019	1.43	0	0	0.25%	10.5%	12/31/2019	1.46	0	0	0.00%	10.7%
12/31/2018	1.27	0	0	0.50%	-3.4%	12/31/2018	1.29	0	0	0.25%	-3.2%	12/31/2018	1.32	0	0	0.00%	-3.0%
12/31/2017	1.31	0	0	0.50%	7.2%	12/31/2017	1.34	0	0	0.25%	7.5%	12/31/2017	1.36	0	0	0.00%	7.8%
12/31/2016	1.22	0	0	0.50%	8.0%	12/31/2016	1.24	0	0	0.25%	8.3%	12/31/2016	1.26	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	3.1%
2018	3.1%
2017	2.8%
2016	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund I Class - 06-027
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,377,762	$5,140,092	478,582
Receivables: investments sold	30,218
Payables: investments purchased	-
Net assets	$5,407,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,296,122	4,203,355	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	111,858	81,230	1.38
Total	$5,407,980	4,284,585

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$133,501
Mortality & expense charges	(64,170)
Net investment income (loss)	69,331

Gain (loss) on investments:
Net realized gain (loss)	172,800
Realized gain distributions	140,826
Net change in unrealized appreciation (depreciation)	44,655
Net gain (loss)	358,281

Increase (decrease) in net assets from operations	$427,612

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,331	$108,766
Net realized gain (loss)	172,800	17,231
Realized gain distributions	140,826	5,317
Net change in unrealized appreciation (depreciation)	44,655	328,111

Increase (decrease) in net assets from operations	427,612	459,425

Contract owner transactions:
Proceeds from units sold	3,155,283	2,292,222
Cost of units redeemed	(3,869,773)	(1,627,064)
Account charges	(4,297)	(5,055)
Increase (decrease)	(718,787)	660,103
Net increase (decrease)	(291,175)	1,119,528
Net assets, beginning	5,699,155	4,579,627
Net assets, ending	$5,407,980	$5,699,155

Units sold	2,675,820	2,046,765
Units redeemed	(3,208,771)	(1,427,291)
Net increase (decrease)	(532,951)	619,474
Units outstanding, beginning	4,817,536	4,198,062
Units outstanding, ending	4,284,585	4,817,536

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,834,199
Cost of units redeemed/account charges	(14,553,760)
Net investment income (loss)	519,186
Net realized gain (loss)	172,448
Realized gain distributions	198,237
Net change in unrealized appreciation (depreciation)	237,670
Net assets	$5,407,980

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	4,203	$5,296	1.25%	8.0%	12/31/2020	$1.28	0	$0	1.00%	8.2%	12/31/2020	$1.31	0	$0	0.75%	8.5%
12/31/2019	1.17	3,989	4,656	1.25%	8.5%	12/31/2019	1.19	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.08	3,309	3,560	1.25%	-2.1%	12/31/2018	1.09	0	0	1.00%	-1.8%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.10	3,224	3,542	1.25%	2.9%	12/31/2017	1.11	0	0	1.00%	3.2%	12/31/2017	1.12	0	0	0.75%	3.5%
12/31/2016	1.07	5,372	5,733	1.25%	4.4%	12/31/2016	1.08	0	0	1.00%	4.7%	12/31/2016	1.08	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	8.8%	12/31/2020	$1.35	0	$0	0.25%	9.0%	12/31/2020	$1.38	81	$112	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	9.3%	12/31/2019	1.24	0	0	0.25%	9.6%	12/31/2019	1.26	828	1,044	0.00%	9.8%
12/31/2018	1.12	0	0	0.50%	-1.3%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	889	1,020	0.00%	-0.8%
12/31/2017	1.13	0	0	0.50%	3.7%	12/31/2017	1.14	0	0	0.25%	4.0%	12/31/2017	1.16	1,021	1,181	0.00%	4.2%
12/31/2016	1.09	0	0	0.50%	5.2%	12/31/2016	1.10	0	0	0.25%	5.5%	12/31/2016	1.11	904	1,003	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	3.2%
2018	3.1%
2017	2.6%
2016	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund M Class - 06-044
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$358,974	$358,721	30,075
Receivables: investments sold	-
Payables: investments purchased	(19,124)
Net assets	$339,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$339,850	274,807	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$339,850	274,807

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,412
Mortality & expense charges	(5,970)
Net investment income (loss)	4,442

Gain (loss) on investments:
Net realized gain (loss)	22,711
Realized gain distributions	14,529
Net change in unrealized appreciation (depreciation)	(8,839)
Net gain (loss)	28,401

Increase (decrease) in net assets from operations	$32,843

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,442	$3,843
Net realized gain (loss)	22,711	702
Realized gain distributions	14,529	234
Net change in unrealized appreciation (depreciation)	(8,839)	16,153

Increase (decrease) in net assets from operations	32,843	20,932

Contract owner transactions:
Proceeds from units sold	537,173	80,003
Cost of units redeemed	(496,876)	(95,343)
Account charges	(170)	(239)
Increase (decrease)	40,127	(15,579)
Net increase (decrease)	72,970	5,353
Net assets, beginning	266,880	261,527
Net assets, ending	$339,850	$266,880

Units sold	448,183	72,593
Units redeemed	(405,775)	(86,371)
Net increase (decrease)	42,408	(13,778)
Units outstanding, beginning	232,399	246,177
Units outstanding, ending	274,807	232,399

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,869,426
Cost of units redeemed/account charges	(2,601,614)
Net investment income (loss)	43,560
Net realized gain (loss)	5,409
Realized gain distributions	22,816
Net change in unrealized appreciation (depreciation)	253
Net assets	$339,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	275	$340	1.25%	7.7%	12/31/2020	$1.26	0	$0	1.00%	8.0%	12/31/2020	$1.28	0	$0	0.75%	8.2%
12/31/2019	1.15	232	267	1.25%	8.1%	12/31/2019	1.17	0	0	1.00%	8.4%	12/31/2019	1.18	0	0	0.75%	8.6%
12/31/2018	1.06	246	262	1.25%	-2.2%	12/31/2018	1.08	0	0	1.00%	-2.0%	12/31/2018	1.09	0	0	0.75%	-1.7%
12/31/2017	1.09	399	433	1.25%	2.7%	12/31/2017	1.10	0	0	1.00%	2.9%	12/31/2017	1.11	0	0	0.75%	3.2%
12/31/2016	1.06	392	415	1.25%	4.1%	12/31/2016	1.07	0	0	1.00%	4.4%	12/31/2016	1.07	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	8.5%	12/31/2020	$1.33	0	$0	0.25%	8.8%	12/31/2020	$1.35	0	$0	0.00%	9.0%
12/31/2019	1.20	0	0	0.50%	8.9%	12/31/2019	1.22	0	0	0.25%	9.2%	12/31/2019	1.24	0	0	0.00%	9.5%
12/31/2018	1.10	0	0	0.50%	-1.5%	12/31/2018	1.12	0	0	0.25%	-1.2%	12/31/2018	1.13	0	0	0.00%	-1.0%
12/31/2017	1.12	0	0	0.50%	3.4%	12/31/2017	1.13	0	0	0.25%	3.7%	12/31/2017	1.14	0	0	0.00%	4.0%
12/31/2016	1.08	0	0	0.50%	4.9%	12/31/2016	1.09	0	0	0.25%	5.2%	12/31/2016	1.10	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.4%
2019	2.7%
2018	2.9%
2017	2.7%
2016	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Value Fund M Class - 06-323 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.85
Band 100	-	-	1.91
Band 75	-	-	1.97
Band 50	-	-	2.04
Band 25	-	-	2.11
Band 0	-	-	2.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	0	$0	1.25%	7.8%	12/31/2020	$1.91	0	$0	1.00%	8.1%	12/31/2020	$1.97	0	$0	0.75%	8.4%
12/31/2019	1.71	0	0	1.25%	29.3%	12/31/2019	1.77	0	0	1.00%	29.7%	12/31/2019	1.82	0	0	0.75%	30.0%
12/31/2018	1.33	0	0	1.25%	-19.0%	12/31/2018	1.36	0	0	1.00%	-18.8%	12/31/2018	1.40	0	0	0.75%	-18.6%
12/31/2017	1.64	0	0	1.25%	13.3%	12/31/2017	1.68	0	0	1.00%	13.5%	12/31/2017	1.72	0	0	0.75%	13.8%
12/31/2016	1.45	0	0	1.25%	13.8%	12/31/2016	1.48	0	0	1.00%	14.1%	12/31/2016	1.51	0	0	0.75%	14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	0	$0	0.50%	8.6%	12/31/2020	$2.11	0	$0	0.25%	8.9%	12/31/2020	$2.18	0	$0	0.00%	9.2%
12/31/2019	1.88	0	0	0.50%	30.3%	12/31/2019	1.94	0	0	0.25%	30.6%	12/31/2019	2.00	0	0	0.00%	31.0%
12/31/2018	1.44	0	0	0.50%	-18.4%	12/31/2018	1.48	0	0	0.25%	-18.2%	12/31/2018	1.52	0	0	0.00%	-18.0%
12/31/2017	1.77	0	0	0.50%	14.1%	12/31/2017	1.81	0	0	0.25%	14.4%	12/31/2017	1.86	0	0	0.00%	14.7%
12/31/2016	1.55	0	0	0.50%	14.7%	12/31/2016	1.58	0	0	0.25%	15.0%	12/31/2016	1.62	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Value Fund A Class - 06-322
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,816	$56,573	2,333
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$59,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,818	31,253	$1.91
Band 100	-	-	1.98
Band 75	-	-	2.04
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.26
Total	$59,818	31,253

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(566)
Net investment income (loss)	(566)

Gain (loss) on investments:
Net realized gain (loss)	(98)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,951
Net gain (loss)	5,853

Increase (decrease) in net assets from operations	$5,287

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(566)	$(332)
Net realized gain (loss)	(98)	(96)
Realized gain distributions	-	1,180
Net change in unrealized appreciation (depreciation)	5,951	10,301

Increase (decrease) in net assets from operations	5,287	11,053

Contract owner transactions:
Proceeds from units sold	3,738	3,431
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	3,738	3,431
Net increase (decrease)	9,025	14,484
Net assets, beginning	50,793	36,309
Net assets, ending	$59,818	$50,793

Units sold	2,554	2,089
Units redeemed	-	-
Net increase (decrease)	2,554	2,089
Units outstanding, beginning	28,699	26,610
Units outstanding, ending	31,253	28,699

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$64,043
Cost of units redeemed/account charges	(13,098)
Net investment income (loss)	(1,342)
Net realized gain (loss)	1,262
Realized gain distributions	5,710
Net change in unrealized appreciation (depreciation)	3,243
Net assets	$59,818

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	31	$60	1.25%	8.1%	12/31/2020	$1.98	0	$0	1.00%	8.4%	12/31/2020	$2.04	0	$0	0.75%	8.7%
12/31/2019	1.77	29	51	1.25%	29.7%	12/31/2019	1.82	0	0	1.00%	30.0%	12/31/2019	1.88	0	0	0.75%	30.4%
12/31/2018	1.36	27	36	1.25%	-18.8%	12/31/2018	1.40	0	0	1.00%	-18.6%	12/31/2018	1.44	0	0	0.75%	-18.4%
12/31/2017	1.68	1	2	1.25%	13.6%	12/31/2017	1.72	0	0	1.00%	13.9%	12/31/2017	1.77	0	0	0.75%	14.1%
12/31/2016	1.48	0	0	1.25%	14.2%	12/31/2016	1.51	0	0	1.00%	14.4%	12/31/2016	1.55	0	0	0.75%	14.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	9.0%	12/31/2020	$2.18	0	$0	0.25%	9.2%	12/31/2020	$2.26	0	$0	0.00%	9.5%
12/31/2019	1.94	0	0	0.50%	30.7%	12/31/2019	2.00	0	0	0.25%	31.0%	12/31/2019	2.06	0	0	0.00%	31.3%
12/31/2018	1.48	0	0	0.50%	-18.2%	12/31/2018	1.53	0	0	0.25%	-18.0%	12/31/2018	1.57	0	0	0.00%	-17.8%
12/31/2017	1.81	0	0	0.50%	14.4%	12/31/2017	1.86	0	0	0.25%	14.7%	12/31/2017	1.91	0	0	0.00%	15.0%
12/31/2016	1.59	0	0	0.50%	15.0%	12/31/2016	1.62	0	0	0.25%	15.3%	12/31/2016	1.66	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	1.1%
2017	1.4%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,964,179	$15,770,726	1,043,932
Receivables: investments sold	-
Payables: investments purchased	(175,572)
Net assets	$17,788,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,788,607	3,946,104	$4.51
Band 100	-	-	4.71
Band 75	-	-	4.91
Band 50	-	-	5.13
Band 25	-	-	5.36
Band 0	-	-	6.37
Total	$17,788,607	3,946,104

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$246,893
Mortality & expense charges	(205,692)
Net investment income (loss)	41,201

Gain (loss) on investments:
Net realized gain (loss)	59,238
Realized gain distributions	215,945
Net change in unrealized appreciation (depreciation)	1,818,751
Net gain (loss)	2,093,934

Increase (decrease) in net assets from operations	$2,135,135

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,201	$79,777
Net realized gain (loss)	59,238	(115,741)
Realized gain distributions	215,945	765,457
Net change in unrealized appreciation (depreciation)	1,818,751	2,038,273

Increase (decrease) in net assets from operations	2,135,135	2,767,766

Contract owner transactions:
Proceeds from units sold	783,883	922,274
Cost of units redeemed	(2,808,430)	(3,661,746)
Account charges	(5,505)	(7,140)
Increase (decrease)	(2,030,052)	(2,746,612)
Net increase (decrease)	105,083	21,154
Net assets, beginning	17,683,524	17,662,370
Net assets, ending	$17,788,607	$17,683,524

Units sold	240,514	272,211
Units redeemed	(744,573)	(1,012,747)
Net increase (decrease)	(504,059)	(740,536)
Units outstanding, beginning	4,450,163	5,190,699
Units outstanding, ending	3,946,104	4,450,163

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$251,463,014
Cost of units redeemed/account charges	(291,116,310)
Net investment income (loss)	40,422,589
Net realized gain (loss)	(3,453,180)
Realized gain distributions	18,279,041
Net change in unrealized appreciation (depreciation)	2,193,453
Net assets	$17,788,607

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.51	3,946	$17,789	1.25%	13.4%	12/31/2020	$4.71	0	$0	1.00%	13.7%	12/31/2020	$4.91	0	$0	0.75%	14.0%
12/31/2019	3.97	4,450	17,684	1.25%	16.8%	12/31/2019	4.14	0	0	1.00%	17.1%	12/31/2019	4.31	0	0	0.75%	17.4%
12/31/2018	3.40	5,191	17,662	1.25%	-6.5%	12/31/2018	3.53	0	0	1.00%	-6.3%	12/31/2018	3.67	0	0	0.75%	-6.1%
12/31/2017	3.64	6,049	22,021	1.25%	12.7%	12/31/2017	3.77	0	0	1.00%	13.0%	12/31/2017	3.91	0	0	0.75%	13.3%
12/31/2016	3.23	7,718	24,933	1.25%	1.8%	12/31/2016	3.34	0	0	1.00%	2.0%	12/31/2016	3.45	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.13	0	$0	0.50%	14.3%	12/31/2020	$5.36	0	$0	0.25%	14.6%	12/31/2020	$6.37	0	$0	0.00%	14.9%
12/31/2019	4.49	0	0	0.50%	17.7%	12/31/2019	4.67	0	0	0.25%	18.0%	12/31/2019	5.55	0	0	0.00%	18.2%
12/31/2018	3.82	0	0	0.50%	-5.8%	12/31/2018	3.96	0	0	0.25%	-5.6%	12/31/2018	4.69	0	0	0.00%	-5.3%
12/31/2017	4.05	0	0	0.50%	13.5%	12/31/2017	4.20	0	0	0.25%	13.8%	12/31/2017	4.96	0	0	0.00%	14.1%
12/31/2016	3.57	0	0	0.50%	2.6%	12/31/2016	3.69	0	0	0.25%	2.8%	12/31/2016	4.34	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.7%
2018	1.6%
2017	1.8%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Contrafund Portfolio Initial Class - 06-245
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,709,590	$61,448,125	1,959,780
Receivables: investments sold	-
Payables: investments purchased	(306,986)
Net assets	$94,402,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,402,604	7,618,919	$12.39
Band 100	-	-	12.94
Band 75	-	-	13.51
Band 50	-	-	14.10
Band 25	-	-	14.72
Band 0	-	-	17.10
Total	$94,402,604	7,618,919

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$208,455
Mortality & expense charges	(1,054,361)
Net investment income (loss)	(845,906)

Gain (loss) on investments:
Net realized gain (loss)	3,648,606
Realized gain distributions	434,285
Net change in unrealized appreciation (depreciation)	18,735,429
Net gain (loss)	22,818,320

Increase (decrease) in net assets from operations	$21,972,414

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(845,906)	$(644,827)
Net realized gain (loss)	3,648,606	1,767,995
Realized gain distributions	434,285	9,149,959
Net change in unrealized appreciation (depreciation)	18,735,429	10,542,729

Increase (decrease) in net assets from operations	21,972,414	20,815,856

Contract owner transactions:
Proceeds from units sold	7,314,534	6,023,266
Cost of units redeemed	(17,887,860)	(17,986,797)
Account charges	(20,663)	(22,190)
Increase (decrease)	(10,593,989)	(11,985,721)
Net increase (decrease)	11,378,425	8,830,135
Net assets, beginning	83,024,179	74,194,044
Net assets, ending	$94,402,604	$83,024,179

Units sold	734,635	752,350
Units redeemed	(1,755,838)	(2,145,444)
Net increase (decrease)	(1,021,203)	(1,393,094)
Units outstanding, beginning	8,640,122	10,033,216
Units outstanding, ending	7,618,919	8,640,122

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$428,802,440
Cost of units redeemed/account charges	(521,618,662)
Net investment income (loss)	1,999,634
Net realized gain (loss)	50,805,616
Realized gain distributions	101,152,111
Net change in unrealized appreciation (depreciation)	33,261,465
Net assets	$94,402,604

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.39	7,619	$94,403	1.25%	28.9%	12/31/2020	$12.94	0	$0	1.00%	29.3%	12/31/2020	$13.51	0	$0	0.75%	29.6%
12/31/2019	9.61	8,640	83,024	1.25%	29.9%	12/31/2019	10.01	0	0	1.00%	30.3%	12/31/2019	10.42	0	0	0.75%	30.6%
12/31/2018	7.39	10,033	74,194	1.25%	-7.5%	12/31/2018	7.68	0	0	1.00%	-7.3%	12/31/2018	7.98	0	0	0.75%	-7.1%
12/31/2017	8.00	13,466	107,709	1.25%	20.4%	12/31/2017	8.29	0	0	1.00%	20.7%	12/31/2017	8.59	0	0	0.75%	21.0%
12/31/2016	6.65	17,904	118,972	1.25%	6.7%	12/31/2016	6.87	0	0	1.00%	6.9%	12/31/2016	7.10	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.10	0	$0	0.50%	29.9%	12/31/2020	$14.72	0	$0	0.25%	30.2%	12/31/2020	$17.10	0	$0	0.00%	30.6%
12/31/2019	10.85	0	0	0.50%	30.9%	12/31/2019	11.30	0	0	0.25%	31.2%	12/31/2019	13.09	0	0	0.00%	31.6%
12/31/2018	8.29	0	0	0.50%	-6.8%	12/31/2018	8.61	0	0	0.25%	-6.6%	12/31/2018	9.95	0	0	0.00%	-6.4%
12/31/2017	8.90	0	0	0.50%	21.3%	12/31/2017	9.22	0	0	0.25%	21.6%	12/31/2017	10.63	447	4,751	0.00%	21.9%
12/31/2016	7.34	0	0	0.50%	7.5%	12/31/2016	7.59	0	0	0.25%	7.7%	12/31/2016	8.72	101	884	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,539,813	$9,631,835	441,078
Receivables: investments sold	1,955
Payables: investments purchased	-
Net assets	$10,541,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,541,768	1,863,397	$5.66
Band 100	-	-	5.91
Band 75	-	-	6.17
Band 50	-	-	6.44
Band 25	-	-	6.72
Band 0	-	-	7.81
Total	$10,541,768	1,863,397

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$172,561
Mortality & expense charges	(118,796)
Net investment income (loss)	53,765

Gain (loss) on investments:
Net realized gain (loss)	75,936
Realized gain distributions	440,283
Net change in unrealized appreciation (depreciation)	(63,020)
Net gain (loss)	453,199

Increase (decrease) in net assets from operations	$506,964

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,765	$79,929
Net realized gain (loss)	75,936	20,101
Realized gain distributions	440,283	720,057
Net change in unrealized appreciation (depreciation)	(63,020)	1,740,770

Increase (decrease) in net assets from operations	506,964	2,560,857

Contract owner transactions:
Proceeds from units sold	318,101	416,437
Cost of units redeemed	(1,981,488)	(1,546,465)
Account charges	(2,033)	(2,818)
Increase (decrease)	(1,665,420)	(1,132,846)
Net increase (decrease)	(1,158,456)	1,428,011
Net assets, beginning	11,700,224	10,272,213
Net assets, ending	$10,541,768	$11,700,224

Units sold	73,216	101,505
Units redeemed	(389,021)	(330,300)
Net increase (decrease)	(315,805)	(228,795)
Units outstanding, beginning	2,179,202	2,407,997
Units outstanding, ending	1,863,397	2,179,202

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$89,467,910
Cost of units redeemed/account charges	(98,515,918)
Net investment income (loss)	7,429,857
Net realized gain (loss)	(2,198,203)
Realized gain distributions	13,450,144
Net change in unrealized appreciation (depreciation)	907,978
Net assets	$10,541,768

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.66	1,863	$10,542	1.25%	5.4%	12/31/2020	$5.91	0	$0	1.00%	5.6%	12/31/2020	$6.17	0	$0	0.75%	5.9%
12/31/2019	5.37	2,179	11,700	1.25%	25.9%	12/31/2019	5.59	0	0	1.00%	26.2%	12/31/2019	5.82	0	0	0.75%	26.5%
12/31/2018	4.27	2,408	10,272	1.25%	-9.4%	12/31/2018	4.43	0	0	1.00%	-9.2%	12/31/2018	4.60	0	0	0.75%	-9.0%
12/31/2017	4.71	2,718	12,802	1.25%	11.5%	12/31/2017	4.88	0	0	1.00%	11.8%	12/31/2017	5.06	0	0	0.75%	12.1%
12/31/2016	4.22	3,029	12,795	1.25%	16.6%	12/31/2016	4.37	0	0	1.00%	16.8%	12/31/2016	4.51	0	0	0.75%	17.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.44	0	$0	0.50%	6.2%	12/31/2020	$6.72	0	$0	0.25%	6.4%	12/31/2020	$7.81	0	$0	0.00%	6.7%
12/31/2019	6.07	0	0	0.50%	26.8%	12/31/2019	6.32	0	0	0.25%	27.1%	12/31/2019	7.32	0	0	0.00%	27.4%
12/31/2018	4.78	0	0	0.50%	-8.8%	12/31/2018	4.97	0	0	0.25%	-8.5%	12/31/2018	5.74	0	0	0.00%	-8.3%
12/31/2017	5.24	0	0	0.50%	12.3%	12/31/2017	5.43	0	0	0.25%	12.6%	12/31/2017	6.26	0	0	0.00%	12.9%
12/31/2016	4.67	0	0	0.50%	17.4%	12/31/2016	4.82	0	0	0.25%	17.7%	12/31/2016	5.54	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	2.3%
2017	1.7%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Growth Portfolio Initial Class - 06-210
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,813,022	$33,869,463	645,100
Receivables: investments sold	-
Payables: investments purchased	(367,717)
Net assets	$66,445,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,445,305	5,321,906	$12.49
Band 100	-	-	13.04
Band 75	-	-	13.61
Band 50	-	-	14.21
Band 25	-	-	14.84
Band 0	-	-	17.64
Total	$66,445,305	5,321,906

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$41,908
Mortality & expense charges	(703,559)
Net investment income (loss)	(661,651)

Gain (loss) on investments:
Net realized gain (loss)	5,121,127
Realized gain distributions	5,323,366
Net change in unrealized appreciation (depreciation)	10,764,472
Net gain (loss)	21,208,965

Increase (decrease) in net assets from operations	$20,547,314

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(661,651)	$(533,848)
Net realized gain (loss)	5,121,127	1,669,968
Realized gain distributions	5,323,366	3,270,134
Net change in unrealized appreciation (depreciation)	10,764,472	10,453,548

Increase (decrease) in net assets from operations	20,547,314	14,859,802

Contract owner transactions:
Proceeds from units sold	3,235,774	2,879,493
Cost of units redeemed	(15,093,983)	(6,729,209)
Account charges	(11,053)	(12,577)
Increase (decrease)	(11,869,262)	(3,862,293)
Net increase (decrease)	8,678,052	10,997,509
Net assets, beginning	57,767,253	46,769,744
Net assets, ending	$66,445,305	$57,767,253

Units sold	360,519	404,085
Units redeemed	(1,613,674)	(890,168)
Net increase (decrease)	(1,253,155)	(486,083)
Units outstanding, beginning	6,575,061	7,061,144
Units outstanding, ending	5,321,906	6,575,061

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$501,758,120
Cost of units redeemed/account charges	(536,842,177)
Net investment income (loss)	19,707,882
Net realized gain (loss)	13,310,931
Realized gain distributions	35,566,990
Net change in unrealized appreciation (depreciation)	32,943,559
Net assets	$66,445,305

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.49	5,322	$66,445	1.25%	42.1%	12/31/2020	$13.04	0	$0	1.00%	42.5%	12/31/2020	$13.61	0	$0	0.75%	42.8%
12/31/2019	8.79	6,575	57,767	1.25%	32.6%	12/31/2019	9.15	0	0	1.00%	33.0%	12/31/2019	9.53	0	0	0.75%	33.3%
12/31/2018	6.62	7,061	46,770	1.25%	-1.4%	12/31/2018	6.88	0	0	1.00%	-1.2%	12/31/2018	7.15	0	0	0.75%	-0.9%
12/31/2017	6.72	7,042	47,311	1.25%	33.5%	12/31/2017	6.96	0	0	1.00%	33.8%	12/31/2017	7.21	0	0	0.75%	34.1%
12/31/2016	5.03	8,496	42,769	1.25%	-0.4%	12/31/2016	5.20	0	0	1.00%	-0.2%	12/31/2016	5.38	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.21	0	$0	0.50%	43.2%	12/31/2020	$14.84	0	$0	0.25%	43.5%	12/31/2020	$17.64	0	$0	0.00%	43.9%
12/31/2019	9.92	0	0	0.50%	33.6%	12/31/2019	10.34	0	0	0.25%	34.0%	12/31/2019	12.26	0	0	0.00%	34.3%
12/31/2018	7.43	0	0	0.50%	-0.7%	12/31/2018	7.71	0	0	0.25%	-0.4%	12/31/2018	9.13	0	0	0.00%	-0.2%
12/31/2017	7.48	0	0	0.50%	34.5%	12/31/2017	7.75	0	0	0.25%	34.8%	12/31/2017	9.15	0	0	0.00%	35.1%
12/31/2016	5.56	0	0	0.50%	0.3%	12/31/2016	5.75	0	0	0.25%	0.5%	12/31/2016	6.77	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP High Income Portfolio Initial Class - 06-215
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,115,269	$4,142,523	775,170
Receivables: investments sold	885
Payables: investments purchased	-
Net assets	$4,116,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,116,154	1,286,782	$3.20
Band 100	-	-	3.34
Band 75	-	-	3.49
Band 50	-	-	3.64
Band 25	-	-	3.80
Band 0	-	-	4.52
Total	$4,116,154	1,286,782

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$203,680
Mortality & expense charges	(50,454)
Net investment income (loss)	153,226

Gain (loss) on investments:
Net realized gain (loss)	(47,473)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(42,795)
Net gain (loss)	(90,268)

Increase (decrease) in net assets from operations	$62,958

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$153,226	$162,027
Net realized gain (loss)	(47,473)	(10,667)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(42,795)	376,070

Increase (decrease) in net assets from operations	62,958	527,430

Contract owner transactions:
Proceeds from units sold	776,974	357,424
Cost of units redeemed	(959,181)	(616,431)
Account charges	(1,612)	(2,188)
Increase (decrease)	(183,819)	(261,195)
Net increase (decrease)	(120,861)	266,235
Net assets, beginning	4,237,015	3,970,780
Net assets, ending	$4,116,154	$4,237,015

Units sold	267,339	120,304
Units redeemed	(324,589)	(208,114)
Net increase (decrease)	(57,250)	(87,810)
Units outstanding, beginning	1,344,032	1,431,842
Units outstanding, ending	1,286,782	1,344,032

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$119,763,720
Cost of units redeemed/account charges	(127,546,718)
Net investment income (loss)	22,738,945
Net realized gain (loss)	(10,812,539)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(27,254)
Net assets	$4,116,154

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.20	1,287	$4,116	1.25%	1.5%	12/31/2020	$3.34	0	$0	1.00%	1.7%	12/31/2020	$3.49	0	$0	0.75%	2.0%
12/31/2019	3.15	1,344	4,237	1.25%	13.7%	12/31/2019	3.28	0	0	1.00%	14.0%	12/31/2019	3.42	0	0	0.75%	14.2%
12/31/2018	2.77	1,432	3,971	1.25%	-4.5%	12/31/2018	2.88	0	0	1.00%	-4.3%	12/31/2018	2.99	0	0	0.75%	-4.0%
12/31/2017	2.90	1,691	4,911	1.25%	5.6%	12/31/2017	3.01	0	0	1.00%	5.9%	12/31/2017	3.12	0	0	0.75%	6.1%
12/31/2016	2.75	2,028	5,575	1.25%	13.2%	12/31/2016	2.84	0	0	1.00%	13.5%	12/31/2016	2.94	0	0	0.75%	13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.64	0	$0	0.50%	2.2%	12/31/2020	$3.80	0	$0	0.25%	2.5%	12/31/2020	$4.52	0	$0	0.00%	2.7%
12/31/2019	3.56	0	0	0.50%	14.5%	12/31/2019	3.71	0	0	0.25%	14.8%	12/31/2019	4.40	0	0	0.00%	15.1%
12/31/2018	3.11	0	0	0.50%	-3.8%	12/31/2018	3.23	0	0	0.25%	-3.5%	12/31/2018	3.82	0	0	0.00%	-3.3%
12/31/2017	3.23	0	0	0.50%	6.4%	12/31/2017	3.35	0	0	0.25%	6.7%	12/31/2017	3.95	0	0	0.00%	6.9%
12/31/2016	3.04	0	0	0.50%	14.0%	12/31/2016	3.14	0	0	0.25%	14.3%	12/31/2016	3.70	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.9%
2019	5.2%
2018	5.4%
2017	5.0%
2016	4.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Overseas Portfolio Initial Class - 06-220
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,758,193	$5,772,904	292,539
Receivables: investments sold	-
Payables: investments purchased	(56)
Net assets	$7,758,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,758,137	1,986,061	$3.91
Band 100	-	-	4.08
Band 75	-	-	4.26
Band 50	-	-	4.45
Band 25	-	-	4.64
Band 0	-	-	5.52
Total	$7,758,137	1,986,061

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,202
Mortality & expense charges	(89,273)
Net investment income (loss)	(59,071)

Gain (loss) on investments:
Net realized gain (loss)	260,994
Realized gain distributions	33,458
Net change in unrealized appreciation (depreciation)	720,904
Net gain (loss)	1,015,356

Increase (decrease) in net assets from operations	$956,285

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(59,071)	$29,593
Net realized gain (loss)	260,994	84,100
Realized gain distributions	33,458	298,796
Net change in unrealized appreciation (depreciation)	720,904	1,437,917

Increase (decrease) in net assets from operations	956,285	1,850,406

Contract owner transactions:
Proceeds from units sold	473,548	461,565
Cost of units redeemed	(1,772,507)	(1,718,839)
Account charges	(2,745)	(3,279)
Increase (decrease)	(1,301,704)	(1,260,553)
Net increase (decrease)	(345,419)	589,853
Net assets, beginning	8,103,556	7,513,703
Net assets, ending	$7,758,137	$8,103,556

Units sold	166,933	177,186
Units redeemed	(549,482)	(578,970)
Net increase (decrease)	(382,549)	(401,784)
Units outstanding, beginning	2,368,610	2,770,394
Units outstanding, ending	1,986,061	2,368,610

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$451,766,976
Cost of units redeemed/account charges	(465,695,499)
Net investment income (loss)	5,790,934
Net realized gain (loss)	6,556,146
Realized gain distributions	7,354,291
Net change in unrealized appreciation (depreciation)	1,985,289
Net assets	$7,758,137

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.91	1,986	$7,758	1.25%	14.2%	12/31/2020	$4.08	0	$0	1.00%	14.5%	12/31/2020	$4.26	0	$0	0.75%	14.8%
12/31/2019	3.42	2,369	8,104	1.25%	26.2%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.71	0	0	0.75%	26.8%
12/31/2018	2.71	2,768	7,506	1.25%	-15.9%	12/31/2018	2.82	0	0	1.00%	-15.7%	12/31/2018	2.93	0	0	0.75%	-15.4%
12/31/2017	3.22	3,186	10,268	1.25%	28.7%	12/31/2017	3.34	0	0	1.00%	29.0%	12/31/2017	3.46	0	0	0.75%	29.3%
12/31/2016	2.50	3,594	9,003	1.25%	-6.2%	12/31/2016	2.59	0	0	1.00%	-6.0%	12/31/2016	2.68	0	0	0.75%	-5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.45	0	$0	0.50%	15.0%	12/31/2020	$4.64	0	$0	0.25%	15.3%	12/31/2020	$5.52	0	$0	0.00%	15.6%
12/31/2019	3.86	0	0	0.50%	27.1%	12/31/2019	4.02	0	0	0.25%	27.4%	12/31/2019	4.78	0	0	0.00%	27.8%
12/31/2018	3.04	0	0	0.50%	-15.2%	12/31/2018	3.16	0	0	0.25%	-15.0%	12/31/2018	3.74	2	7	0.00%	-14.8%
12/31/2017	3.59	0	0	0.50%	29.6%	12/31/2017	3.72	0	0	0.25%	30.0%	12/31/2017	4.39	2	9	0.00%	30.3%
12/31/2016	2.77	0	0	0.50%	-5.5%	12/31/2016	2.86	0	0	0.25%	-5.3%	12/31/2016	3.37	2	7	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.7%
2018	1.5%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund I Class - 06-CCG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,057	$18,042	1,645
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$19,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,058	15,568	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$19,058	15,568

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$225
Mortality & expense charges	(215)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	275
Realized gain distributions	463
Net change in unrealized appreciation (depreciation)	645
Net gain (loss)	1,383

Increase (decrease) in net assets from operations	$1,393

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$277
Net realized gain (loss)	275	40
Realized gain distributions	463	701
Net change in unrealized appreciation (depreciation)	645	2,572

Increase (decrease) in net assets from operations	1,393	3,590

Contract owner transactions:
Proceeds from units sold	1,867	2,002
Cost of units redeemed	(23,554)	(2,938)
Account charges	-	-
Increase (decrease)	(21,687)	(936)
Net increase (decrease)	(20,294)	2,654
Net assets, beginning	39,352	36,698
Net assets, ending	$19,058	$39,352

Units sold	1,614	1,807
Units redeemed	(20,579)	(2,608)
Net increase (decrease)	(18,965)	(801)
Units outstanding, beginning	34,533	35,334
Units outstanding, ending	15,568	34,533

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$222,113
Cost of units redeemed/account charges	(216,117)
Net investment income (loss)	2,088
Net realized gain (loss)	2,951
Realized gain distributions	7,008
Net change in unrealized appreciation (depreciation)	1,015
Net assets	$19,058

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	16	$19	1.25%	7.4%	12/31/2020	$1.24	0	$0	1.00%	7.7%	12/31/2020	$1.26	0	$0	0.75%	8.0%
12/31/2019	1.14	35	39	1.25%	9.7%	12/31/2019	1.15	0	0	1.00%	10.0%	12/31/2019	1.17	0	0	0.75%	10.3%
12/31/2018	1.04	35	37	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.7%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.07	34	36	1.25%	6.7%	12/31/2017	1.08	0	0	1.00%	7.0%	12/31/2017	1.08	0	0	0.75%	7.2%
12/31/2016	1.00	171	172	1.25%	3.9%	12/31/2016	1.01	0	0	1.00%	4.2%	12/31/2016	1.01	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	8.2%	12/31/2020	$1.29	0	$0	0.25%	8.5%	12/31/2020	$1.31	0	$0	0.00%	8.8%
12/31/2019	1.18	0	0	0.50%	10.5%	12/31/2019	1.19	0	0	0.25%	10.8%	12/31/2019	1.21	0	0	0.00%	11.1%
12/31/2018	1.07	0	0	0.50%	-2.2%	12/31/2018	1.08	0	0	0.25%	-1.9%	12/31/2018	1.09	0	0	0.00%	-1.7%
12/31/2017	1.09	0	0	0.50%	7.5%	12/31/2017	1.10	0	0	0.25%	7.8%	12/31/2017	1.11	0	0	0.00%	8.0%
12/31/2016	1.01	0	0	0.50%	4.7%	12/31/2016	1.02	0	0	0.25%	4.9%	12/31/2016	1.02	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	2.1%
2018	2.0%
2017	0.7%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,800	$138,658	11,496
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$143,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,823	109,709	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$143,823	109,709

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,459
Mortality & expense charges	(1,002)
Net investment income (loss)	457

Gain (loss) on investments:
Net realized gain (loss)	(105)
Realized gain distributions	4,771
Net change in unrealized appreciation (depreciation)	4,673
Net gain (loss)	9,339

Increase (decrease) in net assets from operations	$9,796

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$457	$365
Net realized gain (loss)	(105)	(2,984)
Realized gain distributions	4,771	2,796
Net change in unrealized appreciation (depreciation)	4,673	6,392

Increase (decrease) in net assets from operations	9,796	6,569

Contract owner transactions:
Proceeds from units sold	82,742	49,359
Cost of units redeemed	(861)	(55,749)
Account charges	(2)	(82)
Increase (decrease)	81,879	(6,472)
Net increase (decrease)	91,675	97
Net assets, beginning	52,148	52,051
Net assets, ending	$143,823	$52,148

Units sold	66,981	43,637
Units redeemed	(826)	(49,344)
Net increase (decrease)	66,155	(5,707)
Units outstanding, beginning	43,554	49,261
Units outstanding, ending	109,709	43,554

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$502,501
Cost of units redeemed/account charges	(389,198)
Net investment income (loss)	3,047
Net realized gain (loss)	1,436
Realized gain distributions	20,895
Net change in unrealized appreciation (depreciation)	5,142
Net assets	$143,823

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	110	$144	1.25%	9.5%	12/31/2020	$1.33	0	$0	1.00%	9.8%	12/31/2020	$1.35	0	$0	0.75%	10.0%
12/31/2019	1.20	44	52	1.25%	13.3%	12/31/2019	1.21	0	0	1.00%	13.6%	12/31/2019	1.23	0	0	0.75%	13.9%
12/31/2018	1.06	49	52	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.2%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	55	61	1.25%	10.9%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.12	0	0	0.75%	11.4%
12/31/2016	1.00	87	87	1.25%	5.0%	12/31/2016	1.00	0	0	1.00%	5.3%	12/31/2016	1.01	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	10.3%	12/31/2020	$1.39	0	$0	0.25%	10.6%	12/31/2020	$1.41	0	$0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	14.2%	12/31/2019	1.25	0	0	0.25%	14.5%	12/31/2019	1.27	0	0	0.00%	14.7%
12/31/2018	1.09	0	0	0.50%	-3.7%	12/31/2018	1.10	0	0	0.25%	-3.5%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.7%	12/31/2017	1.14	0	0	0.25%	12.0%	12/31/2017	1.14	0	0	0.00%	12.2%
12/31/2016	1.01	0	0	0.50%	5.8%	12/31/2016	1.01	0	0	0.25%	6.1%	12/31/2016	1.02	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.1%
2018	1.9%
2017	2.0%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313,665	$301,428	25,002
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$313,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$313,776	230,735	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$313,776	230,735

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,417
Mortality & expense charges	(3,620)
Net investment income (loss)	(203)

Gain (loss) on investments:
Net realized gain (loss)	(2,358)
Realized gain distributions	18,608
Net change in unrealized appreciation (depreciation)	14,002
Net gain (loss)	30,252

Increase (decrease) in net assets from operations	$30,049

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(203)	$1,216
Net realized gain (loss)	(2,358)	(9,759)
Realized gain distributions	18,608	17,397
Net change in unrealized appreciation (depreciation)	14,002	40,480

Increase (decrease) in net assets from operations	30,049	49,334

Contract owner transactions:
Proceeds from units sold	34,767	63,336
Cost of units redeemed	(43,916)	(181,456)
Account charges	(314)	(271)
Increase (decrease)	(9,463)	(118,391)
Net increase (decrease)	20,586	(69,057)
Net assets, beginning	293,190	362,247
Net assets, ending	$313,776	$293,190

Units sold	28,693	68,813
Units redeemed	(36,747)	(170,447)
Net increase (decrease)	(8,054)	(101,634)
Units outstanding, beginning	238,789	340,423
Units outstanding, ending	230,735	238,789

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$680,487
Cost of units redeemed/account charges	(465,344)
Net investment income (loss)	11,429
Net realized gain (loss)	(18,035)
Realized gain distributions	93,002
Net change in unrealized appreciation (depreciation)	12,237
Net assets	$313,776

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	231	$314	1.25%	10.8%	12/31/2020	$1.38	0	$0	1.00%	11.0%	12/31/2020	$1.40	0	$0	0.75%	11.3%
12/31/2019	1.23	239	293	1.25%	15.4%	12/31/2019	1.24	0	0	1.00%	15.7%	12/31/2019	1.26	0	0	0.75%	16.0%
12/31/2018	1.06	340	362	1.25%	-5.2%	12/31/2018	1.07	0	0	1.00%	-5.0%	12/31/2018	1.08	0	0	0.75%	-4.8%
12/31/2017	1.12	308	346	1.25%	12.6%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.14	0	0	0.75%	13.1%
12/31/2016	1.00	209	208	1.25%	5.6%	12/31/2016	1.00	0	0	1.00%	5.9%	12/31/2016	1.01	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	11.6%	12/31/2020	$1.44	0	$0	0.25%	11.9%	12/31/2020	$1.46	0	$0	0.00%	12.1%
12/31/2019	1.27	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.3%	12/31/2018	1.11	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	13.4%	12/31/2017	1.15	0	0	0.25%	13.7%	12/31/2017	1.16	0	0	0.00%	14.0%
12/31/2016	1.01	0	0	0.50%	6.4%	12/31/2016	1.01	0	0	0.25%	6.7%	12/31/2016	1.02	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.7%
2018	2.1%
2017	2.0%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$704,411	$661,706	50,151
Receivables: investments sold	223
Payables: investments purchased	-
Net assets	$704,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$704,634	503,464	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$704,634	503,464

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,420
Mortality & expense charges	(8,624)
Net investment income (loss)	(1,204)

Gain (loss) on investments:
Net realized gain (loss)	(16,183)
Realized gain distributions	43,708
Net change in unrealized appreciation (depreciation)	38,325
Net gain (loss)	65,850

Increase (decrease) in net assets from operations	$64,646

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,204)	$(1,669)
Net realized gain (loss)	(16,183)	(15,139)
Realized gain distributions	43,708	58,875
Net change in unrealized appreciation (depreciation)	38,325	159,488

Increase (decrease) in net assets from operations	64,646	201,555

Contract owner transactions:
Proceeds from units sold	166,427	219,240
Cost of units redeemed	(348,337)	(792,207)
Account charges	(269)	(679)
Increase (decrease)	(182,179)	(573,646)
Net increase (decrease)	(117,533)	(372,091)
Net assets, beginning	822,167	1,194,258
Net assets, ending	$704,634	$822,167

Units sold	118,821	189,752
Units redeemed	(273,076)	(651,516)
Net increase (decrease)	(154,255)	(461,764)
Units outstanding, beginning	657,719	1,119,483
Units outstanding, ending	503,464	657,719

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,913,671
Cost of units redeemed/account charges	(2,582,727)
Net investment income (loss)	26,981
Net realized gain (loss)	26,327
Realized gain distributions	277,677
Net change in unrealized appreciation (depreciation)	42,705
Net assets	$704,634

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	503	$705	1.25%	12.0%	12/31/2020	$1.42	0	$0	1.00%	12.2%	12/31/2020	$1.44	0	$0	0.75%	12.5%
12/31/2019	1.25	658	822	1.25%	17.2%	12/31/2019	1.26	0	0	1.00%	17.5%	12/31/2019	1.28	0	0	0.75%	17.8%
12/31/2018	1.07	1,119	1,194	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.09	0	0	0.75%	-5.5%
12/31/2017	1.13	1,170	1,327	1.25%	13.8%	12/31/2017	1.14	0	0	1.00%	14.1%	12/31/2017	1.15	0	0	0.75%	14.4%
12/31/2016	1.00	743	741	1.25%	5.9%	12/31/2016	1.00	0	0	1.00%	6.2%	12/31/2016	1.01	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	12.8%	12/31/2020	$1.48	0	$0	0.25%	13.1%	12/31/2020	$1.50	0	$0	0.00%	13.4%
12/31/2019	1.29	0	0	0.50%	18.1%	12/31/2019	1.31	0	0	0.25%	18.4%	12/31/2019	1.32	0	0	0.00%	18.6%
12/31/2018	1.10	0	0	0.50%	-5.3%	12/31/2018	1.11	0	0	0.25%	-5.0%	12/31/2018	1.12	0	0	0.00%	-4.8%
12/31/2017	1.16	0	0	0.50%	14.7%	12/31/2017	1.16	0	0	0.25%	15.0%	12/31/2017	1.17	0	0	0.00%	15.3%
12/31/2016	1.01	0	0	0.50%	6.7%	12/31/2016	1.01	0	0	0.25%	7.0%	12/31/2016	1.02	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.9%
2017	2.0%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,790,032	$1,638,292	123,254
Receivables: investments sold	-
Payables: investments purchased	(12,709)
Net assets	$1,777,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,777,323	1,244,539	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$1,777,323	1,244,539

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,569
Mortality & expense charges	(20,812)
Net investment income (loss)	(3,243)

Gain (loss) on investments:
Net realized gain (loss)	20,606
Realized gain distributions	92,377
Net change in unrealized appreciation (depreciation)	112,658
Net gain (loss)	225,641

Increase (decrease) in net assets from operations	$222,398

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,243)	$6,754
Net realized gain (loss)	20,606	(12,297)
Realized gain distributions	92,377	90,314
Net change in unrealized appreciation (depreciation)	112,658	208,960

Increase (decrease) in net assets from operations	222,398	293,731

Contract owner transactions:
Proceeds from units sold	286,072	336,645
Cost of units redeemed	(508,821)	(439,275)
Account charges	(1,833)	(1,921)
Increase (decrease)	(224,582)	(104,551)
Net increase (decrease)	(2,184)	189,180
Net assets, beginning	1,779,507	1,590,327
Net assets, ending	$1,777,323	$1,779,507

Units sold	273,796	285,246
Units redeemed	(433,930)	(371,847)
Net increase (decrease)	(160,134)	(86,601)
Units outstanding, beginning	1,404,673	1,491,274
Units outstanding, ending	1,244,539	1,404,673

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,673,516
Cost of units redeemed/account charges	(1,453,938)
Net investment income (loss)	34,855
Net realized gain (loss)	2,194
Realized gain distributions	368,956
Net change in unrealized appreciation (depreciation)	151,740
Net assets	$1,777,323

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	1,245	$1,777	1.25%	12.7%	12/31/2020	$1.45	0	$0	1.00%	13.0%	12/31/2020	$1.47	0	$0	0.75%	13.3%
12/31/2019	1.27	1,405	1,780	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.30	0	0	0.75%	19.4%
12/31/2018	1.07	1,491	1,590	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.14	1,311	1,497	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%
12/31/2016	0.99	662	657	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.00	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	13.6%	12/31/2020	$1.51	0	$0	0.25%	13.9%	12/31/2020	$1.53	0	$0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	19.7%	12/31/2019	1.33	0	0	0.25%	20.0%	12/31/2019	1.34	0	0	0.00%	20.3%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.16	0	0	0.50%	15.9%	12/31/2017	1.17	0	0	0.25%	16.2%	12/31/2017	1.18	0	0	0.00%	16.5%
12/31/2016	1.00	0	0	0.50%	6.8%	12/31/2016	1.01	0	0	0.25%	7.1%	12/31/2016	1.01	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.7%
2018	2.0%
2017	2.0%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,491,494	$2,263,741	159,449
Receivables: investments sold	695
Payables: investments purchased	-
Net assets	$2,492,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,492,189	1,680,792	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$2,492,189	1,680,792

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,618
Mortality & expense charges	(26,567)
Net investment income (loss)	(2,949)

Gain (loss) on investments:
Net realized gain (loss)	4,876
Realized gain distributions	130,172
Net change in unrealized appreciation (depreciation)	181,250
Net gain (loss)	316,298

Increase (decrease) in net assets from operations	$313,349

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,949)	$2,077
Net realized gain (loss)	4,876	9,765
Realized gain distributions	130,172	134,857
Net change in unrealized appreciation (depreciation)	181,250	331,322

Increase (decrease) in net assets from operations	313,349	478,021

Contract owner transactions:
Proceeds from units sold	336,366	590,173
Cost of units redeemed	(421,714)	(998,020)
Account charges	(2,849)	(2,825)
Increase (decrease)	(88,197)	(410,672)
Net increase (decrease)	225,152	67,349
Net assets, beginning	2,267,037	2,199,688
Net assets, ending	$2,492,189	$2,267,037

Units sold	267,778	478,911
Units redeemed	(323,955)	(785,643)
Net increase (decrease)	(56,177)	(306,732)
Units outstanding, beginning	1,736,969	2,043,701
Units outstanding, ending	1,680,792	1,736,969

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,160,461
Cost of units redeemed/account charges	(2,602,143)
Net investment income (loss)	38,227
Net realized gain (loss)	93,489
Realized gain distributions	574,402
Net change in unrealized appreciation (depreciation)	227,753
Net assets	$2,492,189

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	1,681	$2,492	1.25%	13.6%	12/31/2020	$1.50	0	$0	1.00%	13.9%	12/31/2020	$1.52	0	$0	0.75%	14.2%
12/31/2019	1.31	1,737	2,267	1.25%	21.3%	12/31/2019	1.32	0	0	1.00%	21.6%	12/31/2019	1.34	0	0	0.75%	21.9%
12/31/2018	1.08	2,044	2,200	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.4%	12/31/2018	1.10	0	0	0.75%	-7.2%
12/31/2017	1.17	1,924	2,243	1.25%	17.8%	12/31/2017	1.17	0	0	1.00%	18.1%	12/31/2017	1.18	0	0	0.75%	18.4%
12/31/2016	0.99	1,192	1,180	1.25%	6.7%	12/31/2016	0.99	0	0	1.00%	6.9%	12/31/2016	1.00	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	0	$0	0.50%	14.5%	12/31/2020	$1.57	0	$0	0.25%	14.7%	12/31/2020	$1.59	0	$0	0.00%	15.0%
12/31/2019	1.35	0	0	0.50%	22.2%	12/31/2019	1.37	0	0	0.25%	22.5%	12/31/2019	1.38	0	0	0.00%	22.8%
12/31/2018	1.11	0	0	0.50%	-7.0%	12/31/2018	1.12	0	0	0.25%	-6.7%	12/31/2018	1.13	0	0	0.00%	-6.5%
12/31/2017	1.19	0	0	0.50%	18.7%	12/31/2017	1.20	0	0	0.25%	19.0%	12/31/2017	1.20	0	0	0.00%	19.3%
12/31/2016	1.00	0	0	0.50%	7.5%	12/31/2016	1.01	0	0	0.25%	7.8%	12/31/2016	1.01	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.9%
2017	1.7%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,553,259	$1,365,248	100,257
Receivables: investments sold	734
Payables: investments purchased	-
Net assets	$1,553,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,553,993	1,008,300	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$1,553,993	1,008,300

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,848
Mortality & expense charges	(15,409)
Net investment income (loss)	(1,561)

Gain (loss) on investments:
Net realized gain (loss)	6,640
Realized gain distributions	72,584
Net change in unrealized appreciation (depreciation)	135,595
Net gain (loss)	214,819

Increase (decrease) in net assets from operations	$213,258

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,561)	$1,421
Net realized gain (loss)	6,640	(6,891)
Realized gain distributions	72,584	77,775
Net change in unrealized appreciation (depreciation)	135,595	191,648

Increase (decrease) in net assets from operations	213,258	263,953

Contract owner transactions:
Proceeds from units sold	363,105	288,211
Cost of units redeemed	(284,865)	(394,699)
Account charges	(895)	(877)
Increase (decrease)	77,345	(107,365)
Net increase (decrease)	290,603	156,588
Net assets, beginning	1,263,390	1,106,802
Net assets, ending	$1,553,993	$1,263,390

Units sold	278,544	234,703
Units redeemed	(212,467)	(317,614)
Net increase (decrease)	66,077	(82,911)
Units outstanding, beginning	942,223	1,025,134
Units outstanding, ending	1,008,300	942,223

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,325,956
Cost of units redeemed/account charges	(1,323,933)
Net investment income (loss)	16,646
Net realized gain (loss)	22,757
Realized gain distributions	324,556
Net change in unrealized appreciation (depreciation)	188,011
Net assets	$1,553,993

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	1,008	$1,554	1.25%	14.9%	12/31/2020	$1.56	0	$0	1.00%	15.2%	12/31/2020	$1.59	0	$0	0.75%	15.5%
12/31/2019	1.34	942	1,263	1.25%	24.2%	12/31/2019	1.36	0	0	1.00%	24.5%	12/31/2019	1.37	0	0	0.75%	24.8%
12/31/2018	1.08	1,025	1,107	1.25%	-8.9%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	990	1,174	1.25%	20.0%	12/31/2017	1.19	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	646	639	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	0	$0	0.50%	15.8%	12/31/2020	$1.63	0	$0	0.25%	16.1%	12/31/2020	$1.65	0	$0	0.00%	16.4%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.42	0	0	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-8.3%	12/31/2018	1.12	0	0	0.25%	-8.0%	12/31/2018	1.13	0	0	0.00%	-7.8%
12/31/2017	1.21	0	0	0.50%	20.9%	12/31/2017	1.22	0	0	0.25%	21.2%	12/31/2017	1.22	0	0	0.00%	21.5%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.4%
2018	1.8%
2017	1.5%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,401,988	$1,207,086	83,431
Receivables: investments sold	498
Payables: investments purchased	-
Net assets	$1,402,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,402,486	898,055	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,402,486	898,055

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,638
Mortality & expense charges	(15,373)
Net investment income (loss)	(3,735)

Gain (loss) on investments:
Net realized gain (loss)	11,836
Realized gain distributions	70,460
Net change in unrealized appreciation (depreciation)	127,866
Net gain (loss)	210,162

Increase (decrease) in net assets from operations	$206,427

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,735)	$59
Net realized gain (loss)	11,836	(10,131)
Realized gain distributions	70,460	86,160
Net change in unrealized appreciation (depreciation)	127,866	215,290

Increase (decrease) in net assets from operations	206,427	291,378

Contract owner transactions:
Proceeds from units sold	218,076	339,972
Cost of units redeemed	(325,196)	(494,923)
Account charges	(1,146)	(713)
Increase (decrease)	(108,266)	(155,664)
Net increase (decrease)	98,161	135,714
Net assets, beginning	1,304,325	1,168,611
Net assets, ending	$1,402,486	$1,304,325

Units sold	168,588	280,200
Units redeemed	(239,250)	(397,500)
Net increase (decrease)	(70,662)	(117,300)
Units outstanding, beginning	968,717	1,086,017
Units outstanding, ending	898,055	968,717

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,484,595
Cost of units redeemed/account charges	(1,696,241)
Net investment income (loss)	13,759
Net realized gain (loss)	61,394
Realized gain distributions	344,077
Net change in unrealized appreciation (depreciation)	194,902
Net assets	$1,402,486

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	898	$1,402	1.25%	16.0%	12/31/2020	$1.58	0	$0	1.00%	16.3%	12/31/2020	$1.61	0	$0	0.75%	16.6%
12/31/2019	1.35	969	1,304	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.8%
12/31/2018	1.08	1,086	1,169	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	979	1,163	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	933	923	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.9%	12/31/2020	$1.65	0	$0	0.25%	17.2%	12/31/2020	$1.68	0	$0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	1.8%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,158,795	$989,559	87,676
Receivables: investments sold	284
Payables: investments purchased	-
Net assets	$1,159,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,159,079	742,118	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,159,079	742,118

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,201
Mortality & expense charges	(13,424)
Net investment income (loss)	(3,223)

Gain (loss) on investments:
Net realized gain (loss)	14,678
Realized gain distributions	52,937
Net change in unrealized appreciation (depreciation)	101,145
Net gain (loss)	168,760

Increase (decrease) in net assets from operations	$165,537

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,223)	$784
Net realized gain (loss)	14,678	(2,851)
Realized gain distributions	52,937	75,413
Net change in unrealized appreciation (depreciation)	101,145	181,971

Increase (decrease) in net assets from operations	165,537	255,317

Contract owner transactions:
Proceeds from units sold	250,697	363,234
Cost of units redeemed	(476,106)	(407,191)
Account charges	(985)	(1,310)
Increase (decrease)	(226,394)	(45,267)
Net increase (decrease)	(60,857)	210,050
Net assets, beginning	1,219,936	1,009,886
Net assets, ending	$1,159,079	$1,219,936

Units sold	213,502	295,442
Units redeemed	(377,734)	(326,960)
Net increase (decrease)	(164,232)	(31,518)
Units outstanding, beginning	906,350	937,868
Units outstanding, ending	742,118	906,350

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,947,414
Cost of units redeemed/account charges	(1,278,075)
Net investment income (loss)	13,021
Net realized gain (loss)	37,095
Realized gain distributions	270,388
Net change in unrealized appreciation (depreciation)	169,236
Net assets	$1,159,079

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	742	$1,159	1.25%	16.0%	12/31/2020	$1.58	0	$0	1.00%	16.3%	12/31/2020	$1.61	0	$0	0.75%	16.6%
12/31/2019	1.35	906	1,220	1.25%	25.0%	12/31/2019	1.36	0	0	1.00%	25.3%	12/31/2019	1.38	0	0	0.75%	25.6%
12/31/2018	1.08	938	1,010	1.25%	-9.3%	12/31/2018	1.09	0	0	1.00%	-9.1%	12/31/2018	1.10	0	0	0.75%	-8.9%
12/31/2017	1.19	757	900	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	654	646	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.9%	12/31/2020	$1.65	0	$0	0.25%	17.2%	12/31/2020	$1.68	0	$0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.6%	12/31/2018	1.12	0	0	0.25%	-8.4%	12/31/2018	1.13	0	0	0.00%	-8.2%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	2.0%
2017	1.3%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,600,082	$1,369,158	121,220
Receivables: investments sold	1,241
Payables: investments purchased	-
Net assets	$1,601,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,601,323	1,025,689	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$1,601,323	1,025,689

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,583
Mortality & expense charges	(17,222)
Net investment income (loss)	(2,639)

Gain (loss) on investments:
Net realized gain (loss)	18,945
Realized gain distributions	67,246
Net change in unrealized appreciation (depreciation)	153,895
Net gain (loss)	240,086

Increase (decrease) in net assets from operations	$237,447

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,639)	$1,367
Net realized gain (loss)	18,945	(11,176)
Realized gain distributions	67,246	85,150
Net change in unrealized appreciation (depreciation)	153,895	233,557

Increase (decrease) in net assets from operations	237,447	308,898

Contract owner transactions:
Proceeds from units sold	311,801	346,591
Cost of units redeemed	(393,463)	(486,442)
Account charges	(1,413)	(1,022)
Increase (decrease)	(83,075)	(140,873)
Net increase (decrease)	154,372	168,025
Net assets, beginning	1,446,951	1,278,926
Net assets, ending	$1,601,323	$1,446,951

Units sold	239,949	281,896
Units redeemed	(289,736)	(395,202)
Net increase (decrease)	(49,787)	(113,306)
Units outstanding, beginning	1,075,476	1,188,782
Units outstanding, ending	1,025,689	1,075,476

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,496,100
Cost of units redeemed/account charges	(1,528,208)
Net investment income (loss)	17,132
Net realized gain (loss)	61,380
Realized gain distributions	323,995
Net change in unrealized appreciation (depreciation)	230,924
Net assets	$1,601,323

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	1,026	$1,601	1.25%	16.0%	12/31/2020	$1.58	0	$0	1.00%	16.3%	12/31/2020	$1.61	0	$0	0.75%	16.6%
12/31/2019	1.35	1,075	1,447	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	1,189	1,279	1.25%	-9.5%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	972	1,155	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	866	857	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.9%	12/31/2020	$1.65	0	$0	0.25%	17.2%	12/31/2020	$1.67	0	$0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.01	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.4%
2018	2.0%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,068,505	$909,000	72,416
Receivables: investments sold	363
Payables: investments purchased	-
Net assets	$1,068,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,068,868	684,381	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,068,868	684,381

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,802
Mortality & expense charges	(10,573)
Net investment income (loss)	(771)

Gain (loss) on investments:
Net realized gain (loss)	20,963
Realized gain distributions	37,886
Net change in unrealized appreciation (depreciation)	104,156
Net gain (loss)	163,005

Increase (decrease) in net assets from operations	$162,234

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(771)	$607
Net realized gain (loss)	20,963	(13,363)
Realized gain distributions	37,886	52,492
Net change in unrealized appreciation (depreciation)	104,156	143,907

Increase (decrease) in net assets from operations	162,234	183,643

Contract owner transactions:
Proceeds from units sold	421,184	372,653
Cost of units redeemed	(357,259)	(505,418)
Account charges	(992)	(711)
Increase (decrease)	62,933	(133,476)
Net increase (decrease)	225,167	50,167
Net assets, beginning	843,701	793,534
Net assets, ending	$1,068,868	$843,701

Units sold	320,692	303,034
Units redeemed	(262,888)	(413,732)
Net increase (decrease)	57,804	(110,698)
Units outstanding, beginning	626,577	737,275
Units outstanding, ending	684,381	626,577

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,813,289
Cost of units redeemed/account charges	(1,099,772)
Net investment income (loss)	10,082
Net realized gain (loss)	19,202
Realized gain distributions	166,562
Net change in unrealized appreciation (depreciation)	159,505
Net assets	$1,068,868

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	684	$1,069	1.25%	16.0%	12/31/2020	$1.58	0	$0	1.00%	16.3%	12/31/2020	$1.61	0	$0	0.75%	16.6%
12/31/2019	1.35	627	844	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	737	794	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	505	600	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	318	315	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.9%	12/31/2020	$1.65	0	$0	0.25%	17.2%	12/31/2020	$1.68	0	$0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.01	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.3%
2018	2.1%
2017	1.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,744	$45,622	4,014
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$53,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,759	34,445	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$53,759	34,445

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$501
Mortality & expense charges	(440)
Net investment income (loss)	61

Gain (loss) on investments:
Net realized gain (loss)	4,870
Realized gain distributions	1,385
Net change in unrealized appreciation (depreciation)	1,712
Net gain (loss)	7,967

Increase (decrease) in net assets from operations	$8,028

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$61	$34
Net realized gain (loss)	4,870	323
Realized gain distributions	1,385	3,305
Net change in unrealized appreciation (depreciation)	1,712	9,925

Increase (decrease) in net assets from operations	8,028	13,587

Contract owner transactions:
Proceeds from units sold	22,785	16,552
Cost of units redeemed	(41,117)	(19,568)
Account charges	-	(60)
Increase (decrease)	(18,332)	(3,076)
Net increase (decrease)	(10,304)	10,511
Net assets, beginning	64,063	53,552
Net assets, ending	$53,759	$64,063

Units sold	17,276	13,389
Units redeemed	(30,452)	(15,558)
Net increase (decrease)	(13,176)	(2,169)
Units outstanding, beginning	47,621	49,790
Units outstanding, ending	34,445	47,621

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$101,385
Cost of units redeemed/account charges	(69,481)
Net investment income (loss)	401
Net realized gain (loss)	6,210
Realized gain distributions	7,122
Net change in unrealized appreciation (depreciation)	8,122
Net assets	$53,759

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	34	$54	1.25%	16.0%	12/31/2020	$1.58	0	$0	1.00%	16.3%	12/31/2020	$1.61	0	$0	0.75%	16.6%
12/31/2019	1.35	48	64	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%
12/31/2018	1.08	50	54	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	25	29	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	2	2	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.9%	12/31/2020	$1.65	0	$0	0.25%	17.2%	12/31/2020	$1.67	0	$0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	1.5%
2017	2.0%
2016	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,367	$1,157	102
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$1,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,365	846	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$1,365	846

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15
Mortality & expense charges	(11)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	41
Net change in unrealized appreciation (depreciation)	169
Net gain (loss)	210

Increase (decrease) in net assets from operations	$214

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$(56)
Net realized gain (loss)	-	-
Realized gain distributions	41	11
Net change in unrealized appreciation (depreciation)	169	47

Increase (decrease) in net assets from operations	214	2

Contract owner transactions:
Proceeds from units sold	522	572
Cost of units redeemed	-	-
Account charges	(9)	(7)
Increase (decrease)	513	565
Net increase (decrease)	727	567
Net assets, beginning	638	71
Net assets, ending	$1,365	$638

Units sold	396	398
Units redeemed	(6)	(5)
Net increase (decrease)	390	393
Units outstanding, beginning	456	63
Units outstanding, ending	846	456

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,174
Cost of units redeemed/account charges	(22)
Net investment income (loss)	(51)
Net realized gain (loss)	-
Realized gain distributions	54
Net change in unrealized appreciation (depreciation)	210
Net assets	$1,365

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	1	$1	1.25%	15.4%	12/31/2020	$1.63	0	$0	1.00%	15.7%	12/31/2020	$1.66	0	$0	0.75%	16.0%
12/31/2019	1.40	0	1	1.25%	24.4%	12/31/2019	1.41	0	0	1.00%	24.7%	12/31/2019	1.43	0	0	0.75%	25.0%
12/31/2018	1.12	0	0	1.25%	-9.9%	12/31/2018	1.13	0	0	1.00%	-9.6%	12/31/2018	1.14	0	0	0.75%	-9.4%
12/31/2017	1.25	0	0	1.25%	19.5%	12/31/2017	1.25	0	0	1.00%	19.8%	12/31/2017	1.26	0	0	0.75%	20.1%
12/31/2016	1.04	0	0	1.25%	6.5%	12/31/2016	1.05	0	0	1.00%	6.8%	12/31/2016	1.05	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	16.3%	12/31/2020	$1.70	0	$0	0.25%	16.6%	12/31/2020	$1.72	0	$0	0.00%	16.9%
12/31/2019	1.44	0	0	0.50%	25.4%	12/31/2019	1.46	0	0	0.25%	25.7%	12/31/2019	1.47	0	0	0.00%	26.0%
12/31/2018	1.15	0	0	0.50%	-9.2%	12/31/2018	1.16	0	0	0.25%	-9.0%	12/31/2018	1.17	0	0	0.00%	-8.7%
12/31/2017	1.27	0	0	0.50%	20.4%	12/31/2017	1.27	0	0	0.25%	20.7%	12/31/2017	1.28	0	0	0.00%	21.0%
12/31/2016	1.05	0	0	0.50%	7.3%	12/31/2016	1.06	0	0	0.25%	7.6%	12/31/2016	1.06	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.0%
2018	2.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund I Class - 06-FTY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$274,924	$227,083	10,321
Receivables: investments sold	-
Payables: investments purchased	(153)
Net assets	$274,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$274,771	184,672	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$274,771	184,672

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,917
Mortality & expense charges	(2,809)
Net investment income (loss)	108

Gain (loss) on investments:
Net realized gain (loss)	178
Realized gain distributions	8,627
Net change in unrealized appreciation (depreciation)	38,189
Net gain (loss)	46,994

Increase (decrease) in net assets from operations	$47,102

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$108	$682
Net realized gain (loss)	178	(267)
Realized gain distributions	8,627	3,005
Net change in unrealized appreciation (depreciation)	38,189	31,589

Increase (decrease) in net assets from operations	47,102	35,009

Contract owner transactions:
Proceeds from units sold	25,462	27,274
Cost of units redeemed	(1,823)	(5,306)
Account charges	(6)	(6)
Increase (decrease)	23,633	21,962
Net increase (decrease)	70,735	56,971
Net assets, beginning	204,036	147,065
Net assets, ending	$274,771	$204,036

Units sold	20,285	24,033
Units redeemed	(1,410)	(4,687)
Net increase (decrease)	18,875	19,346
Units outstanding, beginning	165,797	146,451
Units outstanding, ending	184,672	165,797

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$253,312
Cost of units redeemed/account charges	(44,177)
Net investment income (loss)	1,216
Net realized gain (loss)	(1,076)
Realized gain distributions	20,351
Net change in unrealized appreciation (depreciation)	45,145
Net assets	$274,771

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	185	$275	1.25%	20.9%	12/31/2020	$1.50	0	$0	1.00%	21.2%	12/31/2020	$1.51	0	$0	0.75%	21.5%
12/31/2019	1.23	166	204	1.25%	22.6%	12/31/2019	1.24	0	0	1.00%	22.9%	12/31/2019	1.25	0	0	0.75%	23.2%
12/31/2018	1.00	146	147	1.25%	-5.4%	12/31/2018	1.01	0	0	1.00%	-5.1%	12/31/2018	1.01	0	0	0.75%	-4.9%
12/31/2017	1.06	0	0	1.25%	6.1%	12/31/2017	1.06	0	0	1.00%	6.3%	12/31/2017	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	21.8%	12/31/2020	$1.54	0	$0	0.25%	22.1%	12/31/2020	$1.55	0	$0	0.00%	22.4%
12/31/2019	1.25	0	0	0.50%	23.5%	12/31/2019	1.26	0	0	0.25%	23.8%	12/31/2019	1.27	0	0	0.00%	24.1%
12/31/2018	1.02	0	0	0.50%	-4.7%	12/31/2018	1.02	0	0	0.25%	-4.4%	12/31/2018	1.02	0	0	0.00%	-4.2%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund M Class - 06-FVC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,695	$69,458	3,248
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$85,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,738	58,663	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$85,738	58,663

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$576
Mortality & expense charges	(905)
Net investment income (loss)	(329)

Gain (loss) on investments:
Net realized gain (loss)	72
Realized gain distributions	2,744
Net change in unrealized appreciation (depreciation)	11,908
Net gain (loss)	14,724

Increase (decrease) in net assets from operations	$14,395

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(329)	$(84)
Net realized gain (loss)	72	-
Realized gain distributions	2,744	1,031
Net change in unrealized appreciation (depreciation)	11,908	11,329

Increase (decrease) in net assets from operations	14,395	12,276

Contract owner transactions:
Proceeds from units sold	2,425	666
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	2,425	666
Net increase (decrease)	16,820	12,942
Net assets, beginning	68,918	55,976
Net assets, ending	$85,738	$68,918

Units sold	1,935	581
Units redeemed	-	-
Net increase (decrease)	1,935	581
Units outstanding, beginning	56,728	56,147
Units outstanding, ending	58,663	56,728

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$62,851
Cost of units redeemed/account charges	-
Net investment income (loss)	(510)
Net realized gain (loss)	72
Realized gain distributions	7,088
Net change in unrealized appreciation (depreciation)	16,237
Net assets	$85,738

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	59	$86	1.25%	20.3%	12/31/2020	$1.47	0	$0	1.00%	20.6%	12/31/2020	$1.49	0	$0	0.75%	20.9%
12/31/2019	1.21	57	69	1.25%	21.9%	12/31/2019	1.22	0	0	1.00%	22.2%	12/31/2019	1.23	0	0	0.75%	22.5%
12/31/2018	1.00	56	56	1.25%	-5.8%	12/31/2018	1.00	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.06	0	0	1.25%	5.9%	12/31/2017	1.06	0	0	1.00%	6.0%	12/31/2017	1.06	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	0	$0	0.50%	21.2%	12/31/2020	$1.51	0	$0	0.25%	21.5%	12/31/2020	$1.53	0	$0	0.00%	21.8%
12/31/2019	1.24	0	0	0.50%	22.8%	12/31/2019	1.25	0	0	0.25%	23.1%	12/31/2019	1.25	0	0	0.00%	23.4%
12/31/2018	1.01	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.02	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.1%
2018	2.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund Z Class - 06-FVF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$702,318	$593,100	26,403
Receivables: investments sold	541
Payables: investments purchased	-
Net assets	$702,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$702,859	470,241	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$702,859	470,241

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,421
Mortality & expense charges	(7,471)
Net investment income (loss)	950

Gain (loss) on investments:
Net realized gain (loss)	1,177
Realized gain distributions	22,208
Net change in unrealized appreciation (depreciation)	97,515
Net gain (loss)	120,900

Increase (decrease) in net assets from operations	$121,850

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$950	$2,508
Net realized gain (loss)	1,177	(6,818)
Realized gain distributions	22,208	8,406
Net change in unrealized appreciation (depreciation)	97,515	107,623

Increase (decrease) in net assets from operations	121,850	111,719

Contract owner transactions:
Proceeds from units sold	32,204	77,131
Cost of units redeemed	(23,284)	(134,613)
Account charges	(544)	(649)
Increase (decrease)	8,376	(58,131)
Net increase (decrease)	130,226	53,588
Net assets, beginning	572,633	519,045
Net assets, ending	$702,859	$572,633

Units sold	25,399	66,536
Units redeemed	(18,913)	(118,539)
Net increase (decrease)	6,486	(52,003)
Units outstanding, beginning	463,755	515,758
Units outstanding, ending	470,241	463,755

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$726,901
Cost of units redeemed/account charges	(192,540)
Net investment income (loss)	6,507
Net realized gain (loss)	(9,571)
Realized gain distributions	62,344
Net change in unrealized appreciation (depreciation)	109,218
Net assets	$702,859

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	470	$703	1.25%	21.0%	12/31/2020	$1.51	0	$0	1.00%	21.4%	12/31/2020	$1.52	0	$0	0.75%	21.7%
12/31/2019	1.23	464	573	1.25%	22.7%	12/31/2019	1.24	0	0	1.00%	23.0%	12/31/2019	1.25	0	0	0.75%	23.3%
12/31/2018	1.01	516	519	1.25%	-5.3%	12/31/2018	1.01	0	0	1.00%	-5.0%	12/31/2018	1.01	0	0	0.75%	-4.8%
12/31/2017	1.06	0	0	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.06	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	22.0%	12/31/2020	$1.55	0	$0	0.25%	22.3%	12/31/2020	$1.56	0	$0	0.00%	22.6%
12/31/2019	1.26	0	0	0.50%	23.6%	12/31/2019	1.27	0	0	0.25%	23.9%	12/31/2019	1.27	0	0	0.00%	24.2%
12/31/2018	1.02	0	0	0.50%	-4.5%	12/31/2018	1.02	0	0	0.25%	-4.3%	12/31/2018	1.03	0	0	0.00%	-4.1%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.7%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified International Fund Z Class - 06-FVG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,424	$174,540	7,014
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$207,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,498	151,096	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$207,498	151,096

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$300
Mortality & expense charges	(1,172)
Net investment income (loss)	(872)

Gain (loss) on investments:
Net realized gain (loss)	139
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,664
Net gain (loss)	31,803

Increase (decrease) in net assets from operations	$30,931

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(872)	$(1)
Net realized gain (loss)	139	2,103
Realized gain distributions	-	44
Net change in unrealized appreciation (depreciation)	31,664	3,250

Increase (decrease) in net assets from operations	30,931	5,396

Contract owner transactions:
Proceeds from units sold	303,145	15,910
Cost of units redeemed	(143,275)	(30,409)
Account charges	(14)	-
Increase (decrease)	159,856	(14,499)
Net increase (decrease)	190,787	(9,103)
Net assets, beginning	16,711	25,814
Net assets, ending	$207,498	$16,711

Units sold	258,306	15,029
Units redeemed	(121,606)	(29,177)
Net increase (decrease)	136,700	(14,148)
Units outstanding, beginning	14,396	28,544
Units outstanding, ending	151,096	14,396

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$345,678
Cost of units redeemed/account charges	(173,698)
Net investment income (loss)	(581)
Net realized gain (loss)	2,242
Realized gain distributions	973
Net change in unrealized appreciation (depreciation)	32,884
Net assets	$207,498

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	151	$207	1.25%	18.3%	12/31/2020	$1.39	0	$0	1.00%	18.6%	12/31/2020	$1.40	0	$0	0.75%	18.9%
12/31/2019	1.16	14	17	1.25%	28.4%	12/31/2019	1.17	0	0	1.00%	28.7%	12/31/2019	1.18	0	0	0.75%	29.0%
12/31/2018	0.90	29	26	1.25%	-16.2%	12/31/2018	0.91	0	0	1.00%	-16.0%	12/31/2018	0.91	0	0	0.75%	-15.8%
12/31/2017	1.08	0	0	1.25%	8.0%	12/31/2017	1.08	0	0	1.00%	8.1%	12/31/2017	1.08	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	19.2%	12/31/2020	$1.42	0	$0	0.25%	19.5%	12/31/2020	$1.44	0	$0	0.00%	19.8%
12/31/2019	1.18	0	0	0.50%	29.3%	12/31/2019	1.19	0	0	0.25%	29.6%	12/31/2019	1.20	0	0	0.00%	30.0%
12/31/2018	0.91	0	0	0.50%	-15.6%	12/31/2018	0.92	0	0	0.25%	-15.4%	12/31/2018	0.92	0	0	0.00%	-15.2%
12/31/2017	1.08	0	0	0.50%	8.4%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.09	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.1%
2018	2.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	1.25%	25.8%	12/31/2020	$1.67	0	$0	1.00%	26.2%	12/31/2020	$1.69	0	$0	0.75%	26.5%
12/31/2019	1.32	0	0	1.25%	26.6%	12/31/2019	1.32	0	0	1.00%	26.9%	12/31/2019	1.33	0	0	0.75%	27.2%
12/31/2018	1.04	0	0	1.25%	-6.5%	12/31/2018	1.04	0	0	1.00%	-6.2%	12/31/2018	1.05	0	0	0.75%	-6.0%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	26.8%	12/31/2020	$1.72	0	$0	0.25%	27.1%	12/31/2020	$1.73	0	$0	0.00%	27.4%
12/31/2019	1.34	0	0	0.50%	27.5%	12/31/2019	1.35	0	0	0.25%	27.8%	12/31/2019	1.36	0	0	0.00%	28.1%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.06	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.3%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	8.2%	12/31/2020	$1.20	0	$0	1.00%	8.5%	12/31/2020	$1.20	0	$0	0.75%	8.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.11	0	0	1.00%	11.9%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-3.5%	12/31/2018	0.99	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-3.0%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	9.0%	12/31/2020	$1.21	0	$0	0.25%	9.3%	12/31/2020	$1.22	0	$0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.99	0	0	0.25%	-2.6%	12/31/2018	0.99	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	1.3%	12/31/2017	1.01	0	0	0.25%	1.3%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	9.6%	12/31/2020	$1.23	0	$0	1.00%	9.9%	12/31/2020	$1.23	0	$0	0.75%	10.2%
12/31/2019	1.10	0	0	1.25%	13.5%	12/31/2019	1.12	0	0	1.00%	14.0%	12/31/2019	1.11	0	0	0.75%	14.1%
12/31/2018	0.97	0	0	1.25%	-4.3%	12/31/2018	0.98	0	0	1.00%	-3.1%	12/31/2018	0.98	0	0	0.75%	-3.8%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	10.4%	12/31/2020	$1.25	0	$0	0.25%	10.7%	12/31/2020	$1.26	0	$0	0.00%	11.0%
12/31/2019	1.12	0	0	0.50%	14.3%	12/31/2019	1.13	0	0	0.25%	14.6%	12/31/2019	1.13	0	0	0.00%	14.9%
12/31/2018	0.98	0	0	0.50%	-3.6%	12/31/2018	0.98	0	0	0.25%	-3.4%	12/31/2018	0.98	0	0	0.00%	-3.1%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	10.9%	12/31/2020	$1.26	0	$0	1.00%	11.2%	12/31/2020	$1.26	0	$0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	15.6%	12/31/2019	1.14	0	0	1.00%	16.1%	12/31/2019	1.13	0	0	0.75%	16.1%
12/31/2018	0.96	0	0	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-3.9%	12/31/2018	0.97	0	0	0.75%	-4.6%
12/31/2017	1.02	0	0	1.25%	1.7%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	11.8%	12/31/2020	$1.28	0	$0	0.25%	12.0%	12/31/2020	$1.29	0	$0	0.00%	12.3%
12/31/2019	1.13	0	0	0.50%	16.4%	12/31/2019	1.14	0	0	0.25%	16.7%	12/31/2019	1.14	0	0	0.00%	17.0%
12/31/2018	0.97	0	0	0.50%	-4.4%	12/31/2018	0.98	0	0	0.25%	-4.1%	12/31/2018	0.98	0	0	0.00%	-3.9%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	12.1%	12/31/2020	$1.29	0	$0	1.00%	12.4%	12/31/2020	$1.28	0	$0	0.75%	12.7%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.15	0	0	1.00%	18.0%	12/31/2019	1.14	0	0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-5.9%	12/31/2018	0.97	0	0	1.00%	-4.7%	12/31/2018	0.96	0	0	0.75%	-5.4%
12/31/2017	1.02	0	0	1.25%	1.9%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	13.0%	12/31/2020	$1.30	0	$0	0.25%	13.2%	12/31/2020	$1.31	0	$0	0.00%	13.5%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.15	0	0	0.25%	18.6%	12/31/2019	1.16	0	0	0.00%	18.9%
12/31/2018	0.97	0	0	0.50%	-5.2%	12/31/2018	0.97	0	0	0.25%	-4.9%	12/31/2018	0.97	0	0	0.00%	-4.7%
12/31/2017	1.02	0	0	0.50%	2.0%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	1.25%	13.0%	12/31/2020	$1.31	0	$0	1.00%	13.2%	12/31/2020	$1.30	0	$0	0.75%	13.5%
12/31/2019	1.14	0	0	1.25%	19.0%	12/31/2019	1.16	0	0	1.00%	19.5%	12/31/2019	1.15	0	0	0.75%	19.6%
12/31/2018	0.95	0	0	1.25%	-6.4%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.96	0	0	0.75%	-5.9%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	13.8%	12/31/2020	$1.32	0	$0	0.25%	14.1%	12/31/2020	$1.33	0	$0	0.00%	14.4%
12/31/2019	1.15	0	0	0.50%	19.9%	12/31/2019	1.16	0	0	0.25%	20.2%	12/31/2019	1.17	0	0	0.00%	20.5%
12/31/2018	0.96	0	0	0.50%	-5.7%	12/31/2018	0.97	0	0	0.25%	-5.5%	12/31/2018	0.97	0	0	0.00%	-5.2%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	13.9%	12/31/2020	$1.34	0	$0	1.00%	14.2%	12/31/2020	$1.33	0	$0	0.75%	14.5%
12/31/2019	1.15	0	0	1.25%	21.5%	12/31/2019	1.17	0	0	1.00%	22.1%	12/31/2019	1.16	0	0	0.75%	22.1%
12/31/2018	0.95	0	0	1.25%	-7.5%	12/31/2018	0.96	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-7.0%
12/31/2017	1.02	0	0	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	14.8%	12/31/2020	$1.35	0	$0	0.25%	15.0%	12/31/2020	$1.36	0	$0	0.00%	15.3%
12/31/2019	1.17	0	0	0.50%	22.4%	12/31/2019	1.18	0	0	0.25%	22.7%	12/31/2019	1.18	0	0	0.00%	23.0%
12/31/2018	0.96	0	0	0.50%	-6.8%	12/31/2018	0.96	0	0	0.25%	-6.5%	12/31/2018	0.96	0	0	0.00%	-6.3%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.6%	12/31/2017	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	1.25%	15.3%	12/31/2020	$1.37	0	$0	1.00%	15.6%	12/31/2020	$1.37	0	$0	0.75%	15.9%
12/31/2019	1.17	0	0	1.25%	24.4%	12/31/2019	1.19	0	0	1.00%	25.0%	12/31/2019	1.18	0	0	0.75%	25.0%
12/31/2018	0.94	0	0	1.25%	-8.7%	12/31/2018	0.95	0	0	1.00%	-7.6%	12/31/2018	0.94	0	0	0.75%	-8.3%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	16.2%	12/31/2020	$1.39	0	$0	0.25%	16.5%	12/31/2020	$1.40	0	$0	0.00%	16.7%
12/31/2019	1.19	0	0	0.50%	25.4%	12/31/2019	1.19	0	0	0.25%	25.7%	12/31/2019	1.20	0	0	0.00%	26.0%
12/31/2018	0.95	0	0	0.50%	-8.0%	12/31/2018	0.95	0	0	0.25%	-7.8%	12/31/2018	0.95	0	0	0.00%	-7.6%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	16.2%	12/31/2020	$1.39	0	$0	1.00%	16.5%	12/31/2020	$1.38	0	$0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	26.0%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.8%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	17.1%	12/31/2020	$1.40	0	$0	0.25%	17.4%	12/31/2020	$1.42	0	$0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.4%	12/31/2019	1.20	0	0	0.25%	26.7%	12/31/2019	1.20	0	0	0.00%	27.0%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.1%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.0%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	16.2%	12/31/2020	$1.39	0	$0	1.00%	16.5%	12/31/2020	$1.38	0	$0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	17.1%	12/31/2020	$1.40	0	$0	0.25%	17.4%	12/31/2020	$1.41	0	$0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	16.3%	12/31/2020	$1.39	0	$0	1.00%	16.6%	12/31/2020	$1.38	0	$0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	17.2%	12/31/2020	$1.40	0	$0	0.25%	17.5%	12/31/2020	$1.42	0	$0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	16.3%	12/31/2020	$1.39	0	$0	1.00%	16.6%	12/31/2020	$1.38	0	$0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	17.2%	12/31/2020	$1.40	0	$0	0.25%	17.5%	12/31/2020	$1.42	0	$0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	16.3%	12/31/2020	$1.39	0	$0	1.00%	16.6%	12/31/2020	$1.39	0	$0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.20	0	0	1.00%	25.9%	12/31/2019	1.19	0	0	0.75%	25.9%
12/31/2018	0.94	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	17.1%	12/31/2020	$1.41	0	$0	0.25%	17.4%	12/31/2020	$1.42	0	$0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.2%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.2%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	7.5%	12/31/2020	$1.18	0	$0	1.00%	7.8%	12/31/2020	$1.18	0	$0	0.75%	8.1%
12/31/2019	1.08	0	0	1.25%	9.8%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.09	0	0	0.75%	10.4%
12/31/2018	0.98	0	0	1.25%	-2.8%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-2.3%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	8.4%	12/31/2020	$1.19	0	$0	0.25%	8.6%	12/31/2020	$1.20	0	$0	0.00%	8.9%
12/31/2019	1.09	0	0	0.50%	10.7%	12/31/2019	1.10	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.2%
12/31/2018	0.99	0	0	0.50%	-2.0%	12/31/2018	0.99	0	0	0.25%	-1.8%	12/31/2018	0.99	0	0	0.00%	-1.5%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,208,395	$3,422,735	142,617
Receivables: investments sold	-
Payables: investments purchased	(2,604)
Net assets	$4,205,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,205,791	2,774,283	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$4,205,791	2,774,283

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,079
Mortality & expense charges	(39,218)
Net investment income (loss)	(31,139)

Gain (loss) on investments:
Net realized gain (loss)	17,163
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	691,798
Net gain (loss)	708,961

Increase (decrease) in net assets from operations	$677,822

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,139)	$11,930
Net realized gain (loss)	17,163	1,532
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	691,798	109,505

Increase (decrease) in net assets from operations	677,822	122,967

Contract owner transactions:
Proceeds from units sold	1,323,111	2,732,166
Cost of units redeemed	(682,548)	(50,134)
Account charges	(255)	(40)
Increase (decrease)	640,308	2,681,992
Net increase (decrease)	1,318,130	2,804,959
Net assets, beginning	2,887,661	82,702
Net assets, ending	$4,205,791	$2,887,661

Units sold	988,239	2,257,033
Units redeemed	(515,666)	(41,887)
Net increase (decrease)	472,573	2,215,146
Units outstanding, beginning	2,301,710	86,564
Units outstanding, ending	2,774,283	2,301,710

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,315,005
Cost of units redeemed/account charges	(888,853)
Net investment income (loss)	(19,696)
Net realized gain (loss)	13,675
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	785,660
Net assets	$4,205,791

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	2,774	$4,206	1.25%	20.8%	12/31/2020	$1.53	0	$0	1.00%	21.1%	12/31/2020	$1.54	0	$0	0.75%	21.4%
12/31/2019	1.25	2,302	2,888	1.25%	31.3%	12/31/2019	1.26	0	0	1.00%	31.6%	12/31/2019	1.27	0	0	0.75%	32.0%
12/31/2018	0.96	87	83	1.25%	-13.8%	12/31/2018	0.96	0	0	1.00%	-13.6%	12/31/2018	0.96	0	0	0.75%	-13.4%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.0%	12/31/2017	1.11	0	0	0.75%	11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	21.7%	12/31/2020	$1.57	0	$0	0.25%	22.1%	12/31/2020	$1.58	0	$0	0.00%	22.4%
12/31/2019	1.28	0	0	0.50%	32.3%	12/31/2019	1.29	0	0	0.25%	32.6%	12/31/2019	1.29	0	0	0.00%	33.0%
12/31/2018	0.97	0	0	0.50%	-13.1%	12/31/2018	0.97	0	0	0.25%	-12.9%	12/31/2018	0.97	0	0	0.00%	-12.7%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.1%
2018	1.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund Z Class - 06-FVK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$60
Mortality & expense charges	(2,526)
Net investment income (loss)	(2,466)

Gain (loss) on investments:
Net realized gain (loss)	(46,840)
Realized gain distributions	4,074
Net change in unrealized appreciation (depreciation)	(10,743)
Net gain (loss)	(53,509)

Increase (decrease) in net assets from operations	$(55,975)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,466)	$(5,601)
Net realized gain (loss)	(46,840)	(4,469)
Realized gain distributions	4,074	38,954
Net change in unrealized appreciation (depreciation)	(10,743)	141,580

Increase (decrease) in net assets from operations	(55,975)	170,464

Contract owner transactions:
Proceeds from units sold	15,236	38,541
Cost of units redeemed	(614,919)	(192,612)
Account charges	(24)	(51)
Increase (decrease)	(599,707)	(154,122)
Net increase (decrease)	(655,682)	16,342
Net assets, beginning	655,682	639,340
Net assets, ending	$-	$655,682

Units sold	11,438	32,307
Units redeemed	(497,829)	(152,938)
Net increase (decrease)	(486,391)	(120,631)
Units outstanding, beginning	486,391	607,022
Units outstanding, ending	-	486,391

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$809,813
Cost of units redeemed/account charges	(853,798)
Net investment income (loss)	(7,179)
Net realized gain (loss)	(57,144)
Realized gain distributions	108,308
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	1.25%	22.6%	12/31/2020	$1.67	0	$0	1.00%	22.9%	12/31/2020	$1.68	0	$0	0.75%	23.2%
12/31/2019	1.35	486	656	1.25%	28.0%	12/31/2019	1.36	0	0	1.00%	28.3%	12/31/2019	1.37	0	0	0.75%	28.6%
12/31/2018	1.05	607	639	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.06	0	0	0.75%	-4.8%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	23.5%	12/31/2020	$1.71	0	$0	0.25%	23.8%	12/31/2020	$1.73	0	$0	0.00%	24.1%
12/31/2019	1.37	0	0	0.50%	29.0%	12/31/2019	1.38	0	0	0.25%	29.3%	12/31/2019	1.39	0	0	0.00%	29.6%
12/31/2018	1.07	0	0	0.50%	-4.5%	12/31/2018	1.07	0	0	0.25%	-4.3%	12/31/2018	1.07	0	0	0.00%	-4.1%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.5%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	-2.3%	12/31/2020	$1.12	0	$0	1.00%	-2.1%	12/31/2020	$1.13	0	$0	0.75%	-1.8%
12/31/2019	1.14	0	0	1.25%	16.4%	12/31/2019	1.15	0	0	1.00%	16.7%	12/31/2019	1.15	0	0	0.75%	17.0%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	-1.6%	12/31/2020	$1.15	0	$0	0.25%	-1.3%	12/31/2020	$1.16	0	$0	0.00%	-1.1%
12/31/2019	1.16	0	0	0.50%	17.3%	12/31/2019	1.16	0	0	0.25%	17.6%	12/31/2019	1.17	0	0	0.00%	17.9%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	0.99	0	0	0.25%	-0.9%	12/31/2018	0.99	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	-0.1%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund Z Class - 06-FVM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,572,558	$2,461,245	229,684
Receivables: investments sold	22,882
Payables: investments purchased	-
Net assets	$2,595,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,595,440	2,240,560	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$2,595,440	2,240,560

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$52,593
Mortality & expense charges	(25,104)
Net investment income (loss)	27,489

Gain (loss) on investments:
Net realized gain (loss)	12,213
Realized gain distributions	61,535
Net change in unrealized appreciation (depreciation)	52,453
Net gain (loss)	126,201

Increase (decrease) in net assets from operations	$153,690
Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,489	$23,084
Net realized gain (loss)	12,213	6,662
Realized gain distributions	61,535	1,295
Net change in unrealized appreciation (depreciation)	52,453	68,701

Increase (decrease) in net assets from operations	153,690	99,742

Contract owner transactions:
Proceeds from units sold	1,208,533	584,029
Cost of units redeemed	(188,855)	(282,337)
Account charges	(1,379)	(1,053)
Increase (decrease)	1,018,299	300,639
Net increase (decrease)	1,171,989	400,381
Net assets, beginning	1,423,451	1,023,070
Net assets, ending	$2,595,440	$1,423,451

Units sold	1,081,728	584,157
Units redeemed	(169,641)	(291,862)
Net increase (decrease)	912,087	292,295
Units outstanding, beginning	1,328,473	1,036,178
Units outstanding, ending	2,240,560	1,328,473

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,909,371
Cost of units redeemed/account charges	(568,227)
Net investment income (loss)	61,420
Net realized gain (loss)	18,733
Realized gain distributions	62,830
Net change in unrealized appreciation (depreciation)	111,313
Net assets	$2,595,440

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	2,241	$2,595	1.25%	8.1%	12/31/2020	$1.17	0	$0	1.00%	8.4%	12/31/2020	$1.18	0	$0	0.75%	8.7%
12/31/2019	1.07	1,328	1,423	1.25%	8.5%	12/31/2019	1.08	0	0	1.00%	8.8%	12/31/2019	1.09	0	0	0.75%	9.1%
12/31/2018	0.99	1,036	1,023	1.25%	-1.8%	12/31/2018	0.99	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	8.9%	12/31/2020	$1.20	0	$0	0.25%	9.2%	12/31/2020	$1.21	0	$0	0.00%	9.5%
12/31/2019	1.09	0	0	0.50%	9.3%	12/31/2019	1.10	0	0	0.25%	9.6%	12/31/2019	1.11	0	0	0.00%	9.9%
12/31/2018	1.00	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.01	0	0	0.00%	-0.6%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	3.2%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Energy Fund I Class - 06-34W
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,869	$63,214	3,687
Receivables: investments sold	1,198
Payables: investments purchased	-
Net assets	$70,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,067	120,869	$0.58
Band 100	-	-	0.58
Band 75	-	-	0.59
Band 50	-	-	0.59
Band 25	-	-	0.60
Band 0	-	-	0.60
Total	$70,067	120,869

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,241
Mortality & expense charges	(230)
Net investment income (loss)	2,011

Gain (loss) on investments:
Net realized gain (loss)	(721)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,655
Net gain (loss)	4,934

Increase (decrease) in net assets from operations	$6,945

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,011	$(3,477)
Net realized gain (loss)	(721)	(24,259)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,655	-

Increase (decrease) in net assets from operations	6,945	(27,736)

Contract owner transactions:
Proceeds from units sold	65,397	460,061
Cost of units redeemed	(2,275)	(432,325)
Account charges	-	-
Increase (decrease)	63,122	27,736
Net increase (decrease)	70,067	-
Net assets, beginning	-	-
Net assets, ending	$70,067	$-

Units sold	125,852	506,305
Units redeemed	(4,983)	(506,305)
Net increase (decrease)	120,869	-
Units outstanding, beginning	-	-
Units outstanding, ending	120,869	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$525,458
Cost of units redeemed/account charges	(434,600)
Net investment income (loss)	(1,466)
Net realized gain (loss)	(24,980)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,655
Net assets	$70,067

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.58	121	$70	1.25%	-33.3%	12/31/2020	$0.58	0	$0	1.00%	-33.2%	12/31/2020	$0.59	0	$0	0.75%	-33.0%
12/31/2019	0.87	0	0	1.25%	8.7%	12/31/2019	0.87	0	0	1.00%	9.0%	12/31/2019	0.88	0	0	0.75%	9.3%
12/31/2018	0.80	0	0	1.25%	-20.0%	12/31/2018	0.80	0	0	1.00%	-19.8%	12/31/2018	0.80	0	0	0.75%	-19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.59	0	$0	0.50%	-32.8%	12/31/2020	$0.60	0	$0	0.25%	-32.7%	12/31/2020	$0.60	0	$0	0.00%	-32.5%
12/31/2019	0.88	0	0	0.50%	9.5%	12/31/2019	0.89	0	0	0.25%	9.8%	12/31/2019	0.89	0	0	0.00%	10.1%
12/31/2018	0.80	0	0	0.50%	-19.5%	12/31/2018	0.81	0	0	0.25%	-19.4%	12/31/2018	0.81	0	0	0.00%	-19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.4%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Energy Fund M Class - 06-34X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,526	$58,845	2,353
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$43,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,525	76,309	$0.57
Band 100	-	-	0.57
Band 75	-	-	0.58
Band 50	-	-	0.58
Band 25	-	-	0.59
Band 0	-	-	0.59
Total	$43,525	76,309

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,213
Mortality & expense charges	(459)
Net investment income (loss)	754

Gain (loss) on investments:
Net realized gain (loss)	(1,987)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,649)
Net gain (loss)	(16,636)

Increase (decrease) in net assets from operations	$(15,882)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$754	$35
Net realized gain (loss)	(1,987)	(201)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(14,649)	(670)

Increase (decrease) in net assets from operations	(15,882)	(836)

Contract owner transactions:
Proceeds from units sold	13,713	53,914
Cost of units redeemed	(2,628)	(4,733)
Account charges	(6)	(17)
Increase (decrease)	11,079	49,164
Net increase (decrease)	(4,803)	48,328
Net assets, beginning	48,328	-
Net assets, ending	$43,525	$48,328

Units sold	25,190	61,859
Units redeemed	(5,031)	(5,709)
Net increase (decrease)	20,159	56,150
Units outstanding, beginning	56,150	-
Units outstanding, ending	76,309	56,150

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$67,627
Cost of units redeemed/account charges	(7,384)
Net investment income (loss)	789
Net realized gain (loss)	(2,188)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(15,319)
Net assets	$43,525

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.57	76	$44	1.25%	-33.7%	12/31/2020	$0.57	0	$0	1.00%	-33.6%	12/31/2020	$0.58	0	$0	0.75%	-33.4%
12/31/2019	0.86	56	48	1.25%	8.1%	12/31/2019	0.86	0	0	1.00%	8.4%	12/31/2019	0.87	0	0	0.75%	8.6%
12/31/2018	0.80	0	0	1.25%	-20.4%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.58	0	$0	0.50%	-33.2%	12/31/2020	$0.59	0	$0	0.25%	-33.1%	12/31/2020	$0.59	0	$0	0.00%	-32.9%
12/31/2019	0.87	0	0	0.50%	8.9%	12/31/2019	0.88	0	0	0.25%	9.2%	12/31/2019	0.88	0	0	0.00%	9.5%
12/31/2018	0.80	0	0	0.50%	-19.9%	12/31/2018	0.80	0	0	0.25%	-19.7%	12/31/2018	0.80	0	0	0.00%	-19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	-0.1%	12/31/2020	$1.01	0	$0	1.00%	0.2%	12/31/2020	$1.02	0	$0	0.75%	0.4%
12/31/2019	1.01	0	0	1.25%	22.2%	12/31/2019	1.01	0	0	1.00%	22.5%	12/31/2019	1.02	0	0	0.75%	22.8%
12/31/2018	0.83	0	0	1.25%	-17.4%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	0.7%	12/31/2020	$1.03	0	$0	0.25%	0.9%	12/31/2020	$1.04	0	$0	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	23.1%	12/31/2019	1.02	0	0	0.25%	23.4%	12/31/2019	1.03	0	0	0.00%	23.7%
12/31/2018	0.83	0	0	0.50%	-17.2%	12/31/2018	0.83	0	0	0.25%	-17.1%	12/31/2018	0.83	0	0	0.00%	-17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity International Index Fund - 06-3HX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,122,559	$1,811,838	45,882
Receivables: investments sold	-
Payables: investments purchased	(29,869)
Net assets	$2,092,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,092,690	1,833,536	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$2,092,690	1,833,536

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38,021
Mortality & expense charges	(18,338)
Net investment income (loss)	19,683

Gain (loss) on investments:
Net realized gain (loss)	(43,550)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	310,915
Net gain (loss)	267,365

Increase (decrease) in net assets from operations	$287,048

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,683	$11,794
Net realized gain (loss)	(43,550)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	310,915	(194)

Increase (decrease) in net assets from operations	287,048	11,600

Contract owner transactions:
Proceeds from units sold	2,135,104	436,263
Cost of units redeemed	(764,682)	(10,088)
Account charges	(2,544)	(11)
Increase (decrease)	1,367,878	426,164
Net increase (decrease)	1,654,926	437,764
Net assets, beginning	437,764	-
Net assets, ending	$2,092,690	$437,764

Units sold	2,233,816	419,226
Units redeemed	(810,018)	(9,488)
Net increase (decrease)	1,423,798	409,738
Units outstanding, beginning	409,738	-
Units outstanding, ending	1,833,536	409,738

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,571,367
Cost of units redeemed/account charges	(777,325)
Net investment income (loss)	31,477
Net realized gain (loss)	(43,550)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	310,721
Net assets	$2,092,690

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	1,834	$2,093	1.25%	6.8%	12/31/2020	$1.15	0	$0	1.00%	7.1%	12/31/2020	$1.15	0	$0	0.75%	7.4%
12/31/2019	1.07	410	438	1.25%	20.5%	12/31/2019	1.07	0	0	1.00%	20.8%	12/31/2019	1.08	0	0	0.75%	21.1%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	7.6%	12/31/2020	$1.17	0	$0	0.25%	7.9%	12/31/2020	$1.18	0	$0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	21.4%	12/31/2019	1.08	0	0	0.25%	21.7%	12/31/2019	1.09	0	0	0.00%	22.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	5.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Mid Cap Index Fund - 06-3HW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,371,340	$9,636,502	413,652
Receivables: investments sold	-
Payables: investments purchased	(198,596)
Net assets	$11,172,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,172,744	8,834,604	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$11,172,744	8,834,604

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$153,600
Mortality & expense charges	(105,922)
Net investment income (loss)	47,678

Gain (loss) on investments:
Net realized gain (loss)	60,451
Realized gain distributions	113,143
Net change in unrealized appreciation (depreciation)	1,525,242
Net gain (loss)	1,698,836

Increase (decrease) in net assets from operations	$1,746,514

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,678	$32,499
Net realized gain (loss)	60,451	2,723
Realized gain distributions	113,143	76,582
Net change in unrealized appreciation (depreciation)	1,525,242	209,596

Increase (decrease) in net assets from operations	1,746,514	321,400

Contract owner transactions:
Proceeds from units sold	6,737,853	6,401,988
Cost of units redeemed	(3,044,702)	(975,935)
Account charges	(10,462)	(3,912)
Increase (decrease)	3,682,689	5,422,141
Net increase (decrease)	5,429,203	5,743,541
Net assets, beginning	5,743,541	-
Net assets, ending	$11,172,744	$5,743,541

Units sold	6,488,481	6,195,717
Units redeemed	(2,906,531)	(943,063)
Net increase (decrease)	3,581,950	5,252,654
Units outstanding, beginning	5,252,654	-
Units outstanding, ending	8,834,604	5,252,654

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,139,841
Cost of units redeemed/account charges	(4,035,011)
Net investment income (loss)	80,177
Net realized gain (loss)	63,174
Realized gain distributions	189,725
Net change in unrealized appreciation (depreciation)	1,734,838
Net assets	$11,172,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	8,835	$11,173	1.25%	15.7%	12/31/2020	$1.27	0	$0	1.00%	15.9%	12/31/2020	$1.28	0	$0	0.75%	16.2%
12/31/2019	1.09	5,253	5,744	1.25%	28.9%	12/31/2019	1.10	0	0	1.00%	29.2%	12/31/2019	1.10	0	0	0.75%	29.5%
12/31/2018	0.85	0	0	1.25%	-15.2%	12/31/2018	0.85	0	0	1.00%	-15.1%	12/31/2018	0.85	0	0	0.75%	-15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	16.5%	12/31/2020	$1.29	0	$0	0.25%	16.8%	12/31/2020	$1.30	0	$0	0.00%	17.1%
12/31/2019	1.10	0	0	0.50%	29.9%	12/31/2019	1.11	0	0	0.25%	30.2%	12/31/2019	1.11	0	0	0.00%	30.5%
12/31/2018	0.85	0	0	0.50%	-14.9%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Small Cap Index Fund - 06-3HV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,821,016	$6,295,059	301,915
Receivables: investments sold	-
Payables: investments purchased	(279,171)
Net assets	$7,541,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,541,845	6,516,900	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$7,541,845	6,516,900

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$71,755
Mortality & expense charges	(68,343)
Net investment income (loss)	3,412

Gain (loss) on investments:
Net realized gain (loss)	(52,418)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,348,710
Net gain (loss)	1,296,292

Increase (decrease) in net assets from operations	$1,299,704

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,412	$20,439
Net realized gain (loss)	(52,418)	(10,830)
Realized gain distributions	-	67,879
Net change in unrealized appreciation (depreciation)	1,348,710	177,247

Increase (decrease) in net assets from operations	1,299,704	254,735

Contract owner transactions:
Proceeds from units sold	3,654,094	5,495,340
Cost of units redeemed	(1,585,188)	(1,571,044)
Account charges	(4,526)	(1,270)
Increase (decrease)	2,064,380	3,923,026
Net increase (decrease)	3,364,084	4,177,761
Net assets, beginning	4,177,761	-
Net assets, ending	$7,541,845	$4,177,761

Units sold	4,016,777	6,067,448
Units redeemed	(1,777,657)	(1,789,668)
Net increase (decrease)	2,239,120	4,277,780
Units outstanding, beginning	4,277,780	-
Units outstanding, ending	6,516,900	4,277,780

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,149,434
Cost of units redeemed/account charges	(3,162,028)
Net investment income (loss)	23,851
Net realized gain (loss)	(63,248)
Realized gain distributions	67,879
Net change in unrealized appreciation (depreciation)	1,525,957
Net assets	$7,541,845

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	6,517	$7,542	1.25%	18.5%	12/31/2020	$1.16	0	$0	1.00%	18.8%	12/31/2020	$1.17	0	$0	0.75%	19.1%
12/31/2019	0.98	4,278	4,178	1.25%	24.1%	12/31/2019	0.98	0	0	1.00%	24.5%	12/31/2019	0.98	0	0	0.75%	24.8%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.3%	12/31/2018	0.79	0	0	0.75%	-21.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	19.4%	12/31/2020	$1.18	0	$0	0.25%	19.7%	12/31/2020	$1.19	0	$0	0.00%	20.0%
12/31/2019	0.99	0	0	0.50%	25.1%	12/31/2019	0.99	0	0	0.25%	25.4%	12/31/2019	0.99	0	0	0.00%	25.7%
12/31/2018	0.79	0	0	0.50%	-21.1%	12/31/2018	0.79	0	0	0.25%	-21.1%	12/31/2018	0.79	0	0	0.00%	-21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Total Market Index Fund - 06-3MR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$466,252	$329,161	4,335
Receivables: investments sold	784
Payables: investments purchased	-
Net assets	$467,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$467,036	335,455	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$467,036	335,455

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,993
Mortality & expense charges	(3,544)
Net investment income (loss)	2,449

Gain (loss) on investments:
Net realized gain (loss)	8,647
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	137,092
Net gain (loss)	145,739

Increase (decrease) in net assets from operations	$148,188

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,449	$-
Net realized gain (loss)	8,647	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	137,092	(1)

Increase (decrease) in net assets from operations	148,188	(1)

Contract owner transactions:
Proceeds from units sold	557,760	60
Cost of units redeemed	(238,912)	-
Account charges	(59)	-
Increase (decrease)	318,789	60
Net increase (decrease)	466,977	59
Net assets, beginning	59	-
Net assets, ending	$467,036	$59

Units sold	567,730	51
Units redeemed	(232,326)	-
Net increase (decrease)	335,404	51
Units outstanding, beginning	51	-
Units outstanding, ending	335,455	51

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$557,820
Cost of units redeemed/account charges	(238,971)
Net investment income (loss)	2,449
Net realized gain (loss)	8,647
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	137,091
Net assets	$467,036

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	335	$467	1.25%	19.3%	12/31/2020	$1.40	0	$0	1.00%	19.6%	12/31/2020	$1.41	0	$0	0.75%	19.9%
12/31/2019	1.17	0	0	1.25%	29.3%	12/31/2019	1.17	0	0	1.00%	29.6%	12/31/2019	1.17	0	0	0.75%	29.9%
12/31/2018	0.90	0	0	1.25%	-9.7%	12/31/2018	0.90	0	0	1.00%	-9.7%	12/31/2018	0.90	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	20.2%	12/31/2020	$1.42	0	$0	0.25%	20.5%	12/31/2020	$1.43	0	$0	0.00%	20.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.6%	12/31/2019	1.18	0	0	0.00%	30.9%
12/31/2018	0.90	0	0	0.50%	-9.6%	12/31/2018	0.90	0	0	0.25%	-9.5%	12/31/2018	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity U.S. Bond Index Fund - 06-3HT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,322,827	$4,325,456	344,365
Receivables: investments sold	-
Payables: investments purchased	(35,482)
Net assets	$4,287,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,287,345	3,739,540	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$4,287,345	3,739,540

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$61,863
Mortality & expense charges	(39,410)
Net investment income (loss)	22,453

Gain (loss) on investments:
Net realized gain (loss)	54,581
Realized gain distributions	44,365
Net change in unrealized appreciation (depreciation)	(781)
Net gain (loss)	98,165

Increase (decrease) in net assets from operations	$120,618

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,453	$1,304
Net realized gain (loss)	54,581	(1)
Realized gain distributions	44,365	-
Net change in unrealized appreciation (depreciation)	(781)	(1,848)

Increase (decrease) in net assets from operations	120,618	(545)

Contract owner transactions:
Proceeds from units sold	6,687,758	865,195
Cost of units redeemed	(3,255,188)	(121,834)
Account charges	(8,154)	(505)
Increase (decrease)	3,424,416	742,856
Net increase (decrease)	3,545,034	742,311
Net assets, beginning	742,311	-
Net assets, ending	$4,287,345	$742,311

Units sold	6,760,042	802,899
Units redeemed	(3,709,942)	(113,459)
Net increase (decrease)	3,050,100	689,440
Units outstanding, beginning	689,440	-
Units outstanding, ending	3,739,540	689,440

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,552,953
Cost of units redeemed/account charges	(3,385,681)
Net investment income (loss)	23,757
Net realized gain (loss)	54,580
Realized gain distributions	44,365
Net change in unrealized appreciation (depreciation)	(2,629)
Net assets	$4,287,345

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	3,740	$4,287	1.25%	6.5%	12/31/2020	$1.15	0	$0	1.00%	6.7%	12/31/2020	$1.16	0	$0	0.75%	7.0%
12/31/2019	1.08	689	742	1.25%	7.2%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%
12/31/2018	1.00	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	7.3%	12/31/2020	$1.17	0	$0	0.25%	7.6%	12/31/2020	$1.18	0	$0	0.00%	7.8%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.2%	12/31/2019	1.10	0	0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity 500 Index Fund - 06-3HR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,058,047	$35,765,240	331,082
Receivables: investments sold	38,910
Payables: investments purchased	-
Net assets	$43,096,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,096,957	32,268,998	$1.34
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$43,096,957	32,268,998

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$643,337
Mortality & expense charges	(406,479)
Net investment income (loss)	236,858

Gain (loss) on investments:
Net realized gain (loss)	571,073
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,840,077
Net gain (loss)	6,411,150

Increase (decrease) in net assets from operations	$6,648,008

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$236,858	$134,053
Net realized gain (loss)	571,073	129,841
Realized gain distributions	-	928
Net change in unrealized appreciation (depreciation)	5,840,077	1,452,814

Increase (decrease) in net assets from operations	6,648,008	1,717,636

Contract owner transactions:
Proceeds from units sold	26,404,106	22,315,960
Cost of units redeemed	(11,008,041)	(2,935,128)
Account charges	(36,202)	(11,609)
Increase (decrease)	15,359,863	19,369,223
Net increase (decrease)	22,007,871	21,086,859
Net assets, beginning	21,089,086	2,227
Net assets, ending	$43,096,957	$21,089,086

Units sold	24,733,170	21,220,854
Units redeemed	(10,927,238)	(2,760,319)
Net increase (decrease)	13,805,932	18,460,535
Units outstanding, beginning	18,463,066	2,531
Units outstanding, ending	32,268,998	18,463,066

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,722,380
Cost of units redeemed/account charges	(13,990,984)
Net investment income (loss)	370,910
Net realized gain (loss)	700,914
Realized gain distributions	930
Net change in unrealized appreciation (depreciation)	7,292,807
Net assets	$43,096,957

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	32,269	$43,097	1.25%	16.9%	12/31/2020	$1.34	0	$0	1.00%	17.2%	12/31/2020	$1.35	0	$0	0.75%	17.5%
12/31/2019	1.14	18,463	21,089	1.25%	29.8%	12/31/2019	1.15	0	0	1.00%	30.2%	12/31/2019	1.15	0	0	0.75%	30.5%
12/31/2018	0.88	3	2	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-11.9%	12/31/2018	0.88	0	0	0.75%	-11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	17.8%	12/31/2020	$1.37	0	$0	0.25%	18.1%	12/31/2020	$1.38	0	$0	0.00%	18.4%
12/31/2019	1.15	0	0	0.50%	30.8%	12/31/2019	1.16	0	0	0.25%	31.1%	12/31/2019	1.16	0	0	0.00%	31.5%
12/31/2018	0.88	0	0	0.50%	-11.8%	12/31/2018	0.88	0	0	0.25%	-11.7%	12/31/2018	0.88	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	1.25%	7.5%	12/31/2020	$1.11	0	$0	1.00%	7.8%	12/31/2020	$1.11	0	$0	0.75%	8.0%
12/31/2019	1.03	0	0	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	8.3%	12/31/2020	$1.12	0	$0	0.25%	8.6%	12/31/2020	$1.12	0	$0	0.00%	8.9%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	7.2%	12/31/2020	$1.09	0	$0	1.00%	7.5%	12/31/2020	$1.09	0	$0	0.75%	7.7%
12/31/2019	1.01	0	0	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.5%	12/31/2019	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	8.0%	12/31/2020	$1.10	0	$0	0.25%	8.3%	12/31/2020	$1.10	0	$0	0.00%	8.5%
12/31/2019	1.02	0	0	0.50%	1.6%	12/31/2019	1.02	0	0	0.25%	1.7%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,829	$193,173	18,042
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$206,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206,946	175,966	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$206,946	175,966

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,435
Mortality & expense charges	(1,784)
Net investment income (loss)	651

Gain (loss) on investments:
Net realized gain (loss)	1,049
Realized gain distributions	5,751
Net change in unrealized appreciation (depreciation)	13,656
Net gain (loss)	20,456

Increase (decrease) in net assets from operations	$21,107

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$651	$-
Net realized gain (loss)	1,049	-
Realized gain distributions	5,751	-
Net change in unrealized appreciation (depreciation)	13,656	-

Increase (decrease) in net assets from operations	21,107	-

Contract owner transactions:
Proceeds from units sold	376,375	-
Cost of units redeemed	(190,536)	-
Account charges	-	-
Increase (decrease)	185,839	-
Net increase (decrease)	206,946	-
Net assets, beginning	-	-
Net assets, ending	$206,946	$-

Units sold	354,235	-
Units redeemed	(178,269)	-
Net increase (decrease)	175,966	-
Units outstanding, beginning	-	-
Units outstanding, ending	175,966	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$376,375
Cost of units redeemed/account charges	(190,536)
Net investment income (loss)	651
Net realized gain (loss)	1,049
Realized gain distributions	5,751
Net change in unrealized appreciation (depreciation)	13,656
Net assets	$206,946

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	176	$207	1.25%	12.1%	12/31/2020	$1.18	0	$0	1.00%	12.3%	12/31/2020	$1.18	0	$0	0.75%	12.6%
12/31/2019	1.05	0	0	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	12.9%	12/31/2020	$1.19	0	$0	0.25%	13.2%	12/31/2020	$1.20	0	$0	0.00%	13.5%
12/31/2019	1.05	0	0	0.50%	5.3%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,046,057	$974,905	90,929
Receivables: investments sold	-
Payables: investments purchased	(368)
Net assets	$1,045,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,045,689	877,499	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$1,045,689	877,499

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,564
Mortality & expense charges	(11,820)
Net investment income (loss)	1,744

Gain (loss) on investments:
Net realized gain (loss)	(3,945)
Realized gain distributions	32,802
Net change in unrealized appreciation (depreciation)	71,152
Net gain (loss)	100,009

Increase (decrease) in net assets from operations	$101,753

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,744	$-
Net realized gain (loss)	(3,945)	-
Realized gain distributions	32,802	-
Net change in unrealized appreciation (depreciation)	71,152	-

Increase (decrease) in net assets from operations	101,753	-

Contract owner transactions:
Proceeds from units sold	1,387,712	-
Cost of units redeemed	(443,776)	-
Account charges	-	-
Increase (decrease)	943,936	-
Net increase (decrease)	1,045,689	-
Net assets, beginning	-	-
Net assets, ending	$1,045,689	$-

Units sold	1,295,192	-
Units redeemed	(417,693)	-
Net increase (decrease)	877,499	-
Units outstanding, beginning	-	-
Units outstanding, ending	877,499	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,387,712
Cost of units redeemed/account charges	(443,776)
Net investment income (loss)	1,744
Net realized gain (loss)	(3,945)
Realized gain distributions	32,802
Net change in unrealized appreciation (depreciation)	71,152
Net assets	$1,045,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	877	$1,046	1.25%	13.0%	12/31/2020	$1.20	0	$0	1.00%	13.3%	12/31/2020	$1.20	0	$0	0.75%	13.6%
12/31/2019	1.05	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	13.9%	12/31/2020	$1.21	0	$0	0.25%	14.1%	12/31/2020	$1.21	0	$0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,046	$539,103	50,380
Receivables: investments sold	327
Payables: investments purchased	-
Net assets	$579,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,373	479,186	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$579,373	479,186

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,774
Mortality & expense charges	(8,005)
Net investment income (loss)	(231)

Gain (loss) on investments:
Net realized gain (loss)	(5,885)
Realized gain distributions	22,381
Net change in unrealized appreciation (depreciation)	39,943
Net gain (loss)	56,439

Increase (decrease) in net assets from operations	$56,208

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(231)	$-
Net realized gain (loss)	(5,885)	-
Realized gain distributions	22,381	-
Net change in unrealized appreciation (depreciation)	39,943	-

Increase (decrease) in net assets from operations	56,208	-

Contract owner transactions:
Proceeds from units sold	1,093,221	-
Cost of units redeemed	(570,056)	-
Account charges	-	-
Increase (decrease)	523,165	-
Net increase (decrease)	579,373	-
Net assets, beginning	-	-
Net assets, ending	$579,373	$-

Units sold	1,011,166	-
Units redeemed	(531,980)	-
Net increase (decrease)	479,186	-
Units outstanding, beginning	-	-
Units outstanding, ending	479,186	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,093,221
Cost of units redeemed/account charges	(570,056)
Net investment income (loss)	(231)
Net realized gain (loss)	(5,885)
Realized gain distributions	22,381
Net change in unrealized appreciation (depreciation)	39,943
Net assets	$579,373

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	479	$579	1.25%	13.9%	12/31/2020	$1.21	0	$0	1.00%	14.2%	12/31/2020	$1.22	0	$0	0.75%	14.5%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	14.8%	12/31/2020	$1.23	0	$0	0.25%	15.1%	12/31/2020	$1.23	0	$0	0.00%	15.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$530,234	$486,746	45,656
Receivables: investments sold	299
Payables: investments purchased	-
Net assets	$530,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$530,533	428,986	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$530,533	428,986

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,625
Mortality & expense charges	(4,326)
Net investment income (loss)	2,299

Gain (loss) on investments:
Net realized gain (loss)	(238)
Realized gain distributions	17,888
Net change in unrealized appreciation (depreciation)	43,488
Net gain (loss)	61,138

Increase (decrease) in net assets from operations	$63,437

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,299	$-
Net realized gain (loss)	(238)	-
Realized gain distributions	17,888	-
Net change in unrealized appreciation (depreciation)	43,488	-

Increase (decrease) in net assets from operations	63,437	-

Contract owner transactions:
Proceeds from units sold	561,210	-
Cost of units redeemed	(94,114)	-
Account charges	-	-
Increase (decrease)	467,096	-
Net increase (decrease)	530,533	-
Net assets, beginning	-	-
Net assets, ending	$530,533	$-

Units sold	515,382	-
Units redeemed	(86,396)	-
Net increase (decrease)	428,986	-
Units outstanding, beginning	-	-
Units outstanding, ending	428,986	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$561,210
Cost of units redeemed/account charges	(94,114)
Net investment income (loss)	2,299
Net realized gain (loss)	(238)
Realized gain distributions	17,888
Net change in unrealized appreciation (depreciation)	43,488
Net assets	$530,533

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	429	$531	1.25%	15.5%	12/31/2020	$1.24	0	$0	1.00%	15.8%	12/31/2020	$1.25	0	$0	0.75%	16.0%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	16.3%	12/31/2020	$1.25	0	$0	0.25%	16.6%	12/31/2020	$1.26	0	$0	0.00%	16.9%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,874	$243,200	23,210
Receivables: investments sold	153
Payables: investments purchased	-
Net assets	$272,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,027	217,519	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$272,027	217,519

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,454
Mortality & expense charges	(3,191)
Net investment income (loss)	263

Gain (loss) on investments:
Net realized gain (loss)	3,531
Realized gain distributions	10,465
Net change in unrealized appreciation (depreciation)	28,674
Net gain (loss)	42,670

Increase (decrease) in net assets from operations	$42,933

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$263	$-
Net realized gain (loss)	3,531	-
Realized gain distributions	10,465	-
Net change in unrealized appreciation (depreciation)	28,674	-

Increase (decrease) in net assets from operations	42,933	-

Contract owner transactions:
Proceeds from units sold	361,105	-
Cost of units redeemed	(132,011)	-
Account charges	-	-
Increase (decrease)	229,094	-
Net increase (decrease)	272,027	-
Net assets, beginning	-	-
Net assets, ending	$272,027	$-

Units sold	335,274	-
Units redeemed	(117,755)	-
Net increase (decrease)	217,519	-
Units outstanding, beginning	-	-
Units outstanding, ending	217,519	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$361,105
Cost of units redeemed/account charges	(132,011)
Net investment income (loss)	263
Net realized gain (loss)	3,531
Realized gain distributions	10,465
Net change in unrealized appreciation (depreciation)	28,674
Net assets	$272,027

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	218	$272	1.25%	16.5%	12/31/2020	$1.26	0	$0	1.00%	16.8%	12/31/2020	$1.26	0	$0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	17.4%	12/31/2020	$1.27	0	$0	0.25%	17.7%	12/31/2020	$1.27	0	$0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,469	$258,842	23,381
Receivables: investments sold	-
Payables: investments purchased	(22,678)
Net assets	$273,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,791	218,746	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$273,791	218,746

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,818
Mortality & expense charges	(2,543)
Net investment income (loss)	1,275

Gain (loss) on investments:
Net realized gain (loss)	(5,934)
Realized gain distributions	10,479
Net change in unrealized appreciation (depreciation)	37,627
Net gain (loss)	42,172

Increase (decrease) in net assets from operations	$43,447

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,275	$-
Net realized gain (loss)	(5,934)	-
Realized gain distributions	10,479	-
Net change in unrealized appreciation (depreciation)	37,627	-

Increase (decrease) in net assets from operations	43,447	-

Contract owner transactions:
Proceeds from units sold	289,633	-
Cost of units redeemed	(59,226)	-
Account charges	(63)	-
Increase (decrease)	230,344	-
Net increase (decrease)	273,791	-
Net assets, beginning	-	-
Net assets, ending	$273,791	$-

Units sold	275,400	-
Units redeemed	(56,654)	-
Net increase (decrease)	218,746	-
Units outstanding, beginning	-	-
Units outstanding, ending	218,746	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$289,633
Cost of units redeemed/account charges	(59,289)
Net investment income (loss)	1,275
Net realized gain (loss)	(5,934)
Realized gain distributions	10,479
Net change in unrealized appreciation (depreciation)	37,627
Net assets	$273,791

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	219	$274	1.25%	16.5%	12/31/2020	$1.26	0	$0	1.00%	16.8%	12/31/2020	$1.26	0	$0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	17.4%	12/31/2020	$1.27	0	$0	0.25%	17.7%	12/31/2020	$1.27	0	$0	0.00%	17.9%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,862	$232,283	22,732
Receivables: investments sold	-
Payables: investments purchased	(124)
Net assets	$265,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,738	212,216	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$265,738	212,216

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,324
Mortality & expense charges	(2,337)
Net investment income (loss)	987

Gain (loss) on investments:
Net realized gain (loss)	(3,059)
Realized gain distributions	9,192
Net change in unrealized appreciation (depreciation)	33,579
Net gain (loss)	39,712

Increase (decrease) in net assets from operations	$40,699

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$987	$-
Net realized gain (loss)	(3,059)	-
Realized gain distributions	9,192	-
Net change in unrealized appreciation (depreciation)	33,579	-

Increase (decrease) in net assets from operations	40,699	-

Contract owner transactions:
Proceeds from units sold	260,495	-
Cost of units redeemed	(35,456)	-
Account charges	-	-
Increase (decrease)	225,039	-
Net increase (decrease)	265,738	-
Net assets, beginning	-	-
Net assets, ending	$265,738	$-

Units sold	247,087	-
Units redeemed	(34,871)	-
Net increase (decrease)	212,216	-
Units outstanding, beginning	-	-
Units outstanding, ending	212,216	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$260,495
Cost of units redeemed/account charges	(35,456)
Net investment income (loss)	987
Net realized gain (loss)	(3,059)
Realized gain distributions	9,192
Net change in unrealized appreciation (depreciation)	33,579
Net assets	$265,738

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	212	$266	1.25%	16.6%	12/31/2020	$1.26	0	$0	1.00%	16.9%	12/31/2020	$1.26	0	$0	0.75%	17.2%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	17.5%	12/31/2020	$1.27	0	$0	0.25%	17.8%	12/31/2020	$1.27	0	$0	0.00%	18.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,181	$212,688	20,068
Receivables: investments sold	-
Payables: investments purchased	(2,572)
Net assets	$235,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,609	188,216	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$235,609	188,216

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,064
Mortality & expense charges	(2,177)
Net investment income (loss)	887

Gain (loss) on investments:
Net realized gain (loss)	(3,536)
Realized gain distributions	7,739
Net change in unrealized appreciation (depreciation)	25,493
Net gain (loss)	29,696

Increase (decrease) in net assets from operations	$30,583

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$887	$-
Net realized gain (loss)	(3,536)	-
Realized gain distributions	7,739	-
Net change in unrealized appreciation (depreciation)	25,493	-

Increase (decrease) in net assets from operations	30,583	-

Contract owner transactions:
Proceeds from units sold	256,971	-
Cost of units redeemed	(51,945)	-
Account charges	-	-
Increase (decrease)	205,026	-
Net increase (decrease)	235,609	-
Net assets, beginning	-	-
Net assets, ending	$235,609	$-

Units sold	238,301	-
Units redeemed	(50,085)	-
Net increase (decrease)	188,216	-
Units outstanding, beginning	-	-
Units outstanding, ending	188,216	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$256,971
Cost of units redeemed/account charges	(51,945)
Net investment income (loss)	887
Net realized gain (loss)	(3,536)
Realized gain distributions	7,739
Net change in unrealized appreciation (depreciation)	25,493
Net assets	$235,609

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	188	$236	1.25%	16.5%	12/31/2020	$1.26	0	$0	1.00%	16.8%	12/31/2020	$1.26	0	$0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	17.4%	12/31/2020	$1.27	0	$0	0.25%	17.7%	12/31/2020	$1.27	0	$0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,161	$92,287	7,989
Receivables: investments sold	-
Payables: investments purchased	(10,651)
Net assets	$94,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,510	75,528	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$94,510	75,528

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,320
Mortality & expense charges	(640)
Net investment income (loss)	680

Gain (loss) on investments:
Net realized gain (loss)	(934)
Realized gain distributions	2,792
Net change in unrealized appreciation (depreciation)	12,874
Net gain (loss)	14,732

Increase (decrease) in net assets from operations	$15,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$680	$-
Net realized gain (loss)	(934)	-
Realized gain distributions	2,792	-
Net change in unrealized appreciation (depreciation)	12,874	-

Increase (decrease) in net assets from operations	15,412	-

Contract owner transactions:
Proceeds from units sold	123,669	-
Cost of units redeemed	(44,571)	-
Account charges	-	-
Increase (decrease)	79,098	-
Net increase (decrease)	94,510	-
Net assets, beginning	-	-
Net assets, ending	$94,510	$-

Units sold	115,854	-
Units redeemed	(40,326)	-
Net increase (decrease)	75,528	-
Units outstanding, beginning	-	-
Units outstanding, ending	75,528	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$123,669
Cost of units redeemed/account charges	(44,571)
Net investment income (loss)	680
Net realized gain (loss)	(934)
Realized gain distributions	2,792
Net change in unrealized appreciation (depreciation)	12,874
Net assets	$94,510

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	76	$95	1.25%	16.5%	12/31/2020	$1.26	0	$0	1.00%	16.8%	12/31/2020	$1.26	0	$0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	17.4%	12/31/2020	$1.27	0	$0	0.25%	17.7%	12/31/2020	$1.27	0	$0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,794	$19,727	1,844
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$20,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,805	17,979	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$20,805	17,979

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$286
Mortality & expense charges	(228)
Net investment income (loss)	58

Gain (loss) on investments:
Net realized gain (loss)	(178)
Realized gain distributions	626
Net change in unrealized appreciation (depreciation)	1,067
Net gain (loss)	1,515

Increase (decrease) in net assets from operations	$1,573

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58	$-
Net realized gain (loss)	(178)	-
Realized gain distributions	626	-
Net change in unrealized appreciation (depreciation)	1,067	-

Increase (decrease) in net assets from operations	1,573	-

Contract owner transactions:
Proceeds from units sold	29,588	-
Cost of units redeemed	(10,356)	-
Account charges	-	-
Increase (decrease)	19,232	-
Net increase (decrease)	20,805	-
Net assets, beginning	-	-
Net assets, ending	$20,805	$-

Units sold	27,899	-
Units redeemed	(9,920)	-
Net increase (decrease)	17,979	-
Units outstanding, beginning	-	-
Units outstanding, ending	17,979	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,588
Cost of units redeemed/account charges	(10,356)
Net investment income (loss)	58
Net realized gain (loss)	(178)
Realized gain distributions	626
Net change in unrealized appreciation (depreciation)	1,067
Net assets	$20,805

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	18	$21	1.25%	10.9%	12/31/2020	$1.16	0	$0	1.00%	11.2%	12/31/2020	$1.17	0	$0	0.75%	11.4%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	11.7%	12/31/2020	$1.17	0	$0	0.25%	12.0%	12/31/2020	$1.18	0	$0	0.00%	12.3%
12/31/2019	1.05	0	0	0.50%	4.7%	12/31/2019	1.05	0	0	0.25%	4.8%	12/31/2019	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	9.0%	12/31/2020	$1.12	0	$0	1.00%	9.3%	12/31/2020	$1.13	0	$0	0.75%	9.6%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	9.8%	12/31/2020	$1.13	0	$0	0.25%	10.1%	12/31/2020	$1.14	0	$0	0.00%	10.4%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.0%	12/31/2019	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2005 Fund Investor Class - 06-4C3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	1.25%	7.8%	12/31/2020	$1.10	0	$0	1.00%	8.1%	12/31/2020	$1.11	0	$0	0.75%	8.3%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.1%	12/31/2019	1.02	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	8.6%	12/31/2020	$1.11	0	$0	0.25%	8.9%	12/31/2020	$1.12	0	$0	0.00%	9.2%
12/31/2019	1.02	0	0	0.50%	2.2%	12/31/2019	1.02	0	0	0.25%	2.3%	12/31/2019	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	10.2%	12/31/2020	$1.14	0	$0	1.00%	10.4%	12/31/2020	$1.15	0	$0	0.75%	10.7%
12/31/2019	1.04	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.6%	12/31/2019	1.04	0	0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	11.0%	12/31/2020	$1.16	0	$0	0.25%	11.3%	12/31/2020	$1.16	0	$0	0.00%	11.6%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	11.3%	12/31/2020	$1.16	0	$0	1.00%	11.6%	12/31/2020	$1.17	0	$0	0.75%	11.9%
12/31/2019	1.04	0	0	1.25%	4.2%	12/31/2019	1.04	0	0	1.00%	4.3%	12/31/2019	1.04	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	12.1%	12/31/2020	$1.17	0	$0	0.25%	12.4%	12/31/2020	$1.18	0	$0	0.00%	12.7%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.04	0	0	0.25%	4.5%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-
Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	12.1%	12/31/2020	$1.18	0	$0	1.00%	12.4%	12/31/2020	$1.18	0	$0	0.75%	12.7%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	13.0%	12/31/2020	$1.19	0	$0	0.25%	13.3%	12/31/2020	$1.19	0	$0	0.00%	13.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$266,768	$236,430	13,990
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$266,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$266,803	223,885	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$266,803	223,885

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,335
Mortality & expense charges	(1,541)
Net investment income (loss)	1,794

Gain (loss) on investments:
Net realized gain (loss)	92
Realized gain distributions	1,674
Net change in unrealized appreciation (depreciation)	30,338
Net gain (loss)	32,104

Increase (decrease) in net assets from operations	$33,898

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,794	$-
Net realized gain (loss)	92	-
Realized gain distributions	1,674	-
Net change in unrealized appreciation (depreciation)	30,338	-

Increase (decrease) in net assets from operations	33,898	-

Contract owner transactions:
Proceeds from units sold	232,905	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	232,905	-
Net increase (decrease)	266,803	-
Net assets, beginning	-	-
Net assets, ending	$266,803	$-

Units sold	223,885	-
Units redeemed	-	-
Net increase (decrease)	223,885	-
Units outstanding, beginning	-	-
Units outstanding, ending	223,885	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$232,905
Cost of units redeemed/account charges	-
Net investment income (loss)	1,794
Net realized gain (loss)	92
Realized gain distributions	1,674
Net change in unrealized appreciation (depreciation)	30,338
Net assets	$266,803

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	224	$267	1.25%	12.9%	12/31/2020	$1.20	0	$0	1.00%	13.2%	12/31/2020	$1.20	0	$0	0.75%	13.5%
12/31/2019	1.06	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	13.8%	12/31/2020	$1.21	0	$0	0.25%	14.0%	12/31/2020	$1.21	0	$0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.8%	12/31/2019	1.06	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	14.1%	12/31/2020	$1.22	0	$0	1.00%	14.4%	12/31/2020	$1.23	0	$0	0.75%	14.7%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	14.9%	12/31/2020	$1.23	0	$0	0.25%	15.2%	12/31/2020	$1.24	0	$0	0.00%	15.5%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	(7)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	(7)

Increase (decrease) in net assets from operations	$(7)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	(7)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	(7)	-

Contract owner transactions:
Proceeds from units sold	384	-
Cost of units redeemed	(377)	-
Account charges	-	-
Increase (decrease)	7	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	368	-
Units redeemed	(368)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$384
Cost of units redeemed/account charges	(377)
Net investment income (loss)	-
Net realized gain (loss)	(7)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.3%	12/31/2020	$1.24	0	$0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.9%	12/31/2020	$1.25	0	$0	0.25%	16.2%	12/31/2020	$1.26	0	$0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,734	$1,560	80
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,734	1,404	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$1,734	1,404

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23
Mortality & expense charges	(266)
Net investment income (loss)	(243)

Gain (loss) on investments:
Net realized gain (loss)	6,383
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	174
Net gain (loss)	6,562

Increase (decrease) in net assets from operations	$6,319

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(243)	$-
Net realized gain (loss)	6,383	-
Realized gain distributions	5	-
Net change in unrealized appreciation (depreciation)	174	-

Increase (decrease) in net assets from operations	6,319	-

Contract owner transactions:
Proceeds from units sold	75,032	-
Cost of units redeemed	(79,617)	-
Account charges	-	-
Increase (decrease)	(4,585)	-
Net increase (decrease)	1,734	-
Net assets, beginning	-	-
Net assets, ending	$1,734	$-

Units sold	72,702	-
Units redeemed	(71,298)	-
Net increase (decrease)	1,404	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,404	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$75,032
Cost of units redeemed/account charges	(79,617)
Net investment income (loss)	(243)
Net realized gain (loss)	6,383
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	174
Net assets	$1,734

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	1	$2	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.3%	12/31/2020	$1.24	0	$0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.8%	12/31/2020	$1.25	0	$0	0.25%	16.1%	12/31/2020	$1.25	0	$0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,074	$160,609	8,730
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$189,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,099	153,072	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$189,099	153,072

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,524
Mortality & expense charges	(1,189)
Net investment income (loss)	1,335

Gain (loss) on investments:
Net realized gain (loss)	4,295
Realized gain distributions	575
Net change in unrealized appreciation (depreciation)	28,465
Net gain (loss)	33,335

Increase (decrease) in net assets from operations	$34,670

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,335	$-
Net realized gain (loss)	4,295	-
Realized gain distributions	575	-
Net change in unrealized appreciation (depreciation)	28,465	-

Increase (decrease) in net assets from operations	34,670	-

Contract owner transactions:
Proceeds from units sold	185,784	-
Cost of units redeemed	(31,355)	-
Account charges	-	-
Increase (decrease)	154,429	-
Net increase (decrease)	189,099	-
Net assets, beginning	-	-
Net assets, ending	$189,099	$-

Units sold	179,546	-
Units redeemed	(26,474)	-
Net increase (decrease)	153,072	-
Units outstanding, beginning	-	-
Units outstanding, ending	153,072	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$185,784
Cost of units redeemed/account charges	(31,355)
Net investment income (loss)	1,335
Net realized gain (loss)	4,295
Realized gain distributions	575
Net change in unrealized appreciation (depreciation)	28,465
Net assets	$189,099

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	153	$189	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.3%	12/31/2020	$1.24	0	$0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.9%	12/31/2020	$1.25	0	$0	0.25%	16.2%	12/31/2020	$1.25	0	$0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,844	$4,440	272
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,844	3,922	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$4,844	3,922

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$63
Mortality & expense charges	(14)
Net investment income (loss)	49

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	14
Net change in unrealized appreciation (depreciation)	404
Net gain (loss)	418

Increase (decrease) in net assets from operations	$467

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49	$-
Net realized gain (loss)	-	-
Realized gain distributions	14	-
Net change in unrealized appreciation (depreciation)	404	-

Increase (decrease) in net assets from operations	467	-

Contract owner transactions:
Proceeds from units sold	4,377	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	4,377	-
Net increase (decrease)	4,844	-
Net assets, beginning	-	-
Net assets, ending	$4,844	$-

Units sold	3,922	-
Units redeemed	-	-
Net increase (decrease)	3,922	-
Units outstanding, beginning	-	-
Units outstanding, ending	3,922	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,377
Cost of units redeemed/account charges	-
Net investment income (loss)	49
Net realized gain (loss)	-
Realized gain distributions	14
Net change in unrealized appreciation (depreciation)	404
Net assets	$4,844

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	4	$5	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.3%	12/31/2020	$1.24	0	$0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.9%	12/31/2020	$1.25	0	$0	0.25%	16.2%	12/31/2020	$1.25	0	$0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,284	$25,168	1,944
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$29,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,287	23,718	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$29,287	23,718

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$377
Mortality & expense charges	(149)
Net investment income (loss)	228

Gain (loss) on investments:
Net realized gain (loss)	9
Realized gain distributions	84
Net change in unrealized appreciation (depreciation)	4,116
Net gain (loss)	4,209

Increase (decrease) in net assets from operations	$4,437

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$228	$-
Net realized gain (loss)	9	-
Realized gain distributions	84	-
Net change in unrealized appreciation (depreciation)	4,116	-

Increase (decrease) in net assets from operations	4,437	-

Contract owner transactions:
Proceeds from units sold	24,850	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	24,850	-
Net increase (decrease)	29,287	-
Net assets, beginning	-	-
Net assets, ending	$29,287	$-

Units sold	23,718	-
Units redeemed	-	-
Net increase (decrease)	23,718	-
Units outstanding, beginning	-	-
Units outstanding, ending	23,718	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,850
Cost of units redeemed/account charges	-
Net investment income (loss)	228
Net realized gain (loss)	9
Realized gain distributions	84
Net change in unrealized appreciation (depreciation)	4,116
Net assets	$29,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	24	$29	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.2%	12/31/2020	$1.24	0	$0	0.75%	15.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.8%	12/31/2020	$1.25	0	$0	0.25%	16.1%	12/31/2020	$1.25	0	$0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	15.0%	12/31/2020	$1.24	0	$0	1.00%	15.3%	12/31/2020	$1.24	0	$0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	15.9%	12/31/2020	$1.25	0	$0	0.25%	16.2%	12/31/2020	$1.26	0	$0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Inflation-Protected Bond Index Fund - 06-3WK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,147	$22,081	2,006
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$22,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,153	19,475	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$22,153	19,475

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3
Mortality & expense charges	(32)
Net investment income (loss)	(29)

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	216
Net change in unrealized appreciation (depreciation)	66
Net gain (loss)	283

Increase (decrease) in net assets from operations	$254

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29)	$-
Net realized gain (loss)	1	-
Realized gain distributions	216	-
Net change in unrealized appreciation (depreciation)	66	-

Increase (decrease) in net assets from operations	254	-

Contract owner transactions:
Proceeds from units sold	21,914	-
Cost of units redeemed	-	-
Account charges	(15)	-
Increase (decrease)	21,899	-
Net increase (decrease)	22,153	-
Net assets, beginning	-	-
Net assets, ending	$22,153	$-

Units sold	19,488	-
Units redeemed	(13)	-
Net increase (decrease)	19,475	-
Units outstanding, beginning	-	-
Units outstanding, ending	19,475	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,914
Cost of units redeemed/account charges	(15)
Net investment income (loss)	(29)
Net realized gain (loss)	1
Realized gain distributions	216
Net change in unrealized appreciation (depreciation)	66
Net assets	$22,153

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	19	$22	1.25%	9.5%	12/31/2020	$1.14	0	$0	1.00%	9.8%	12/31/2020	$1.15	0	$0	0.75%	10.1%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	10.3%	12/31/2020	$1.16	0	$0	0.25%	10.6%	12/31/2020	$1.16	0	$0	0.00%	10.9%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Total International Index Fund - 06-3WH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$547,389	$453,224	35,304
Receivables: investments sold	-
Payables: investments purchased	(68,302)
Net assets	$479,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,087	407,509	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$479,087	407,509

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,687
Mortality & expense charges	(4,509)
Net investment income (loss)	4,178

Gain (loss) on investments:
Net realized gain (loss)	(1,638)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	91,705
Net gain (loss)	90,067

Increase (decrease) in net assets from operations	$94,245

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,178	$5,243
Net realized gain (loss)	(1,638)	2
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	91,705	2,460

Increase (decrease) in net assets from operations	94,245	7,705

Contract owner transactions:
Proceeds from units sold	370,552	215,363
Cost of units redeemed	(207,239)	(85)
Account charges	(1,144)	(310)
Increase (decrease)	162,169	214,968
Net increase (decrease)	256,414	222,673
Net assets, beginning	222,673	-
Net assets, ending	$479,087	$222,673

Units sold	417,689	208,136
Units redeemed	(217,948)	(368)
Net increase (decrease)	199,741	207,768
Units outstanding, beginning	207,768	-
Units outstanding, ending	407,509	207,768

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$585,915
Cost of units redeemed/account charges	(208,778)
Net investment income (loss)	9,421
Net realized gain (loss)	(1,636)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	94,165
Net assets	$479,087

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	408	$479	1.25%	9.7%	12/31/2020	$1.18	0	$0	1.00%	10.0%	12/31/2020	$1.19	0	$0	0.75%	10.2%
12/31/2019	1.07	208	223	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	10.5%	12/31/2020	$1.20	0	$0	0.25%	10.8%	12/31/2020	$1.20	0	$0	0.00%	11.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity US Sustainability Index Fund - 06-3X3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	17.2%	12/31/2020	$1.37	0	$0	1.00%	17.5%	12/31/2020	$1.37	0	$0	0.75%	17.8%
12/31/2019	1.16	0	0	1.25%	16.1%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.16	0	0	0.75%	16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	18.1%	12/31/2020	$1.38	0	$0	0.25%	18.4%	12/31/2020	$1.39	0	$0	0.00%	18.7%
12/31/2019	1.17	0	0	0.50%	16.6%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Emerging Markets Index Fund - 06-3WN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,039	$153,121	14,203
Receivables: investments sold	-
Payables: investments purchased	(1,091)
Net assets	$180,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,948	148,197	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$180,948	148,197

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,680
Mortality & expense charges	(1,266)
Net investment income (loss)	1,414

Gain (loss) on investments:
Net realized gain (loss)	(94)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28,918
Net gain (loss)	28,824

Increase (decrease) in net assets from operations	$30,238

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,414	$-
Net realized gain (loss)	(94)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	28,918	-

Increase (decrease) in net assets from operations	30,238	-

Contract owner transactions:
Proceeds from units sold	157,815	-
Cost of units redeemed	(7,057)	-
Account charges	(48)	-
Increase (decrease)	150,710	-
Net increase (decrease)	180,948	-
Net assets, beginning	-	-
Net assets, ending	$180,948	$-

Units sold	154,959	-
Units redeemed	(6,762)	-
Net increase (decrease)	148,197	-
Units outstanding, beginning	-	-
Units outstanding, ending	148,197	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$157,815
Cost of units redeemed/account charges	(7,105)
Net investment income (loss)	1,414
Net realized gain (loss)	(94)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28,918
Net assets	$180,948

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	148	$181	1.25%	16.4%	12/31/2020	$1.23	0	$0	1.00%	16.7%	12/31/2020	$1.23	0	$0	0.75%	16.9%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	17.2%	12/31/2020	$1.24	0	$0	0.25%	17.5%	12/31/2020	$1.25	0	$0	0.00%	17.8%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	4.5%	12/31/2020	$1.08	0	$0	1.00%	4.8%	12/31/2020	$1.09	0	$0	0.75%	5.0%
12/31/2019	1.03	0	0	1.25%	3.3%	12/31/2019	1.03	0	0	1.00%	3.4%	12/31/2019	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	5.3%	12/31/2020	$1.09	0	$0	0.25%	5.6%	12/31/2020	$1.09	0	$0	0.00%	5.8%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Extended Market Index Fund - 06-3WJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,256	$48,597	706
Receivables: investments sold	-
Payables: investments purchased	(1,258)
Net assets	$58,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,998	42,417	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$58,998	42,417

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$514
Mortality & expense charges	(192)
Net investment income (loss)	322

Gain (loss) on investments:
Net realized gain (loss)	129
Realized gain distributions	67
Net change in unrealized appreciation (depreciation)	11,659
Net gain (loss)	11,855

Increase (decrease) in net assets from operations	$12,177

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$322	$-
Net realized gain (loss)	129	-
Realized gain distributions	67	-
Net change in unrealized appreciation (depreciation)	11,659	-

Increase (decrease) in net assets from operations	12,177	-

Contract owner transactions:
Proceeds from units sold	49,467	-
Cost of units redeemed	(2,646)	-
Account charges	-	-
Increase (decrease)	46,821	-
Net increase (decrease)	58,998	-
Net assets, beginning	-	-
Net assets, ending	$58,998	$-

Units sold	44,560	-
Units redeemed	(2,143)	-
Net increase (decrease)	42,417	-
Units outstanding, beginning	-	-
Units outstanding, ending	42,417	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,467
Cost of units redeemed/account charges	(2,646)
Net investment income (loss)	322
Net realized gain (loss)	129
Realized gain distributions	67
Net change in unrealized appreciation (depreciation)	11,659
Net assets	$58,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	42	$59	1.25%	30.5%	12/31/2020	$1.40	0	$0	1.00%	30.8%	12/31/2020	$1.40	0	$0	0.75%	31.2%
12/31/2019	1.07	0	0	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	31.5%	12/31/2020	$1.41	0	$0	0.25%	31.8%	12/31/2020	$1.42	0	$0	0.00%	32.2%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	1.25%	10.2%	12/31/2020	$1.03	0	$0	1.00%	10.5%	12/31/2020	$1.03	0	$0	0.75%	10.8%
12/31/2019	0.93	0	0	1.25%	-7.1%	12/31/2019	0.93	0	0	1.00%	-7.1%	12/31/2019	0.93	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	11.1%	12/31/2020	$1.03	0	$0	0.25%	11.3%	12/31/2020	$1.04	0	$0	0.00%	11.6%
12/31/2019	0.93	0	0	0.50%	-7.1%	12/31/2019	0.93	0	0	0.25%	-7.1%	12/31/2019	0.93	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Real Estate Index Fund - 06-3WP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$305,380	$304,204	21,046
Receivables: investments sold	210
Payables: investments purchased	-
Net assets	$305,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,590	328,703	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$305,590	328,703

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,934
Mortality & expense charges	(3,207)
Net investment income (loss)	6,727

Gain (loss) on investments:
Net realized gain (loss)	(16,157)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,176
Net gain (loss)	(14,981)

Increase (decrease) in net assets from operations	$(8,254)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,727	$-
Net realized gain (loss)	(16,157)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,176	-

Increase (decrease) in net assets from operations	(8,254)	-

Contract owner transactions:
Proceeds from units sold	456,786	-
Cost of units redeemed	(142,841)	-
Account charges	(101)	-
Increase (decrease)	313,844	-
Net increase (decrease)	305,590	-
Net assets, beginning	-	-
Net assets, ending	$305,590	$-

Units sold	511,053	-
Units redeemed	(182,350)	-
Net increase (decrease)	328,703	-
Units outstanding, beginning	-	-
Units outstanding, ending	328,703	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$456,786
Cost of units redeemed/account charges	(142,942)
Net investment income (loss)	6,727
Net realized gain (loss)	(16,157)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,176
Net assets	$305,590

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.93	329	$306	1.25%	-12.4%	12/31/2020	$0.93	0	$0	1.00%	-12.2%	12/31/2020	$0.94	0	$0	0.75%	-12.0%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.94	0	$0	0.50%	-11.8%	12/31/2020	$0.95	0	$0	0.25%	-11.5%	12/31/2020	$0.95	0	$0	0.00%	-11.3%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	30.7%	12/31/2020	$1.31	0	$0	1.00%	30.9%	12/31/2020	$1.31	0	$0	0.75%	31.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	31.2%	12/31/2020	$1.31	0	$0	0.25%	31.4%	12/31/2020	$1.32	0	$0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv Technology Z Inst Class - 06-4N4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	36.0%	12/31/2020	$1.36	0	$0	1.00%	36.2%	12/31/2020	$1.36	0	$0	0.75%	36.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	36.6%	12/31/2020	$1.37	0	$0	0.25%	36.7%	12/31/2020	$1.37	0	$0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Four In One Index No Load Class - 06-4N3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	20.3%	12/31/2020	$1.20	0	$0	1.00%	20.5%	12/31/2020	$1.21	0	$0	0.75%	20.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	20.8%	12/31/2020	$1.21	0	$0	0.25%	20.9%	12/31/2020	$1.21	0	$0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	12.6%	12/31/2020	$1.13	0	$0	1.00%	12.8%	12/31/2020	$1.13	0	$0	0.75%	13.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	13.3%	12/31/2020	$1.14	0	$0	0.25%	13.5%	12/31/2020	$1.14	0	$0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	1.25%	4.0%	12/31/2020	$1.04	0	$0	1.00%	4.2%	12/31/2020	$1.04	0	$0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	4.7%	12/31/2020	$1.05	0	$0	0.25%	4.9%	12/31/2020	$1.05	0	$0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
First Eagle Overseas Fund R6 Class - 06-3VF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	6.0%	12/31/2020	$1.16	0	$0	1.00%	6.3%	12/31/2020	$1.17	0	$0	0.75%	6.6%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	6.8%	12/31/2020	$1.18	0	$0	0.25%	7.1%	12/31/2020	$1.18	0	$0	0.00%	7.4%
12/31/2019	1.10	0	0	0.50%	9.6%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
First Eagle Global Fund R6 Class - 06-3VC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,349	$288,608	5,004
Receivables: investments sold	3,795
Payables: investments purchased	-
Net assets	$308,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,144	263,868	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$308,144	263,868

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,323
Mortality & expense charges	(1,296)
Net investment income (loss)	2,027

Gain (loss) on investments:
Net realized gain (loss)	43
Realized gain distributions	4,551
Net change in unrealized appreciation (depreciation)	15,741
Net gain (loss)	20,335

Increase (decrease) in net assets from operations	$22,362

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,027	$-
Net realized gain (loss)	43	-
Realized gain distributions	4,551	-
Net change in unrealized appreciation (depreciation)	15,741	-

Increase (decrease) in net assets from operations	22,362	-

Contract owner transactions:
Proceeds from units sold	652,986	-
Cost of units redeemed	(367,174)	-
Account charges	(30)	-
Increase (decrease)	285,782	-
Net increase (decrease)	308,144	-
Net assets, beginning	-	-
Net assets, ending	$308,144	$-

Units sold	602,768	-
Units redeemed	(338,900)	-
Net increase (decrease)	263,868	-
Units outstanding, beginning	-	-
Units outstanding, ending	263,868	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$652,986
Cost of units redeemed/account charges	(367,204)
Net investment income (loss)	2,027
Net realized gain (loss)	43
Realized gain distributions	4,551
Net change in unrealized appreciation (depreciation)	15,741
Net assets	$308,144

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	264	$308	1.25%	7.3%	12/31/2020	$1.17	0	$0	1.00%	7.6%	12/31/2020	$1.18	0	$0	0.75%	7.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	8.1%	12/31/2020	$1.19	0	$0	0.25%	8.4%	12/31/2020	$1.20	0	$0	0.00%	8.7%
12/31/2019	1.10	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund R Class - 06-915
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$756,065	$762,639	81,290
Receivables: investments sold	14,570
Payables: investments purchased	-
Net assets	$770,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$678,131	362,005	$1.87
Band 100	92,504	47,297	1.96
Band 75	-	-	2.04
Band 50	-	-	2.13
Band 25	-	-	2.23
Band 0	-	-	2.33
Total	$770,635	409,302

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,724
Mortality & expense charges	(9,539)
Net investment income (loss)	26,185

Gain (loss) on investments:
Net realized gain (loss)	(23,750)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,399
Net gain (loss)	(22,351)

Increase (decrease) in net assets from operations	$3,834

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,185	$47,530
Net realized gain (loss)	(23,750)	(8,122)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,399	71,704

Increase (decrease) in net assets from operations	3,834	111,112

Contract owner transactions:
Proceeds from units sold	80,187	188,586
Cost of units redeemed	(589,591)	(845,350)
Account charges	(135)	(258)
Increase (decrease)	(509,539)	(657,022)
Net increase (decrease)	(505,705)	(545,910)
Net assets, beginning	1,276,340	1,822,250
Net assets, ending	$770,635	$1,276,340

Units sold	43,113	166,936
Units redeemed	(304,331)	(529,483)
Net increase (decrease)	(261,218)	(362,547)
Units outstanding, beginning	670,520	1,033,067
Units outstanding, ending	409,302	670,520

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$23,873,141
Cost of units redeemed/account charges	(24,939,959)
Net investment income (loss)	1,863,754
Net realized gain (loss)	(119,615)
Realized gain distributions	99,888
Net change in unrealized appreciation (depreciation)	(6,574)
Net assets	$770,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	362	$678	1.25%	1.8%	12/31/2020	$1.96	47	$93	1.00%	2.1%	12/31/2020	$2.04	0	$0	0.75%	2.4%
12/31/2019	1.84	522	960	1.25%	6.6%	12/31/2019	1.92	55	105	1.00%	6.8%	12/31/2019	1.99	0	0	0.75%	7.1%
12/31/2018	1.73	851	1,468	1.25%	-3.2%	12/31/2018	1.79	90	162	1.00%	-3.0%	12/31/2018	1.86	0	0	0.75%	-2.8%
12/31/2017	1.78	910	1,624	1.25%	3.0%	12/31/2017	1.85	147	272	1.00%	3.2%	12/31/2017	1.92	0	0	0.75%	3.5%
12/31/2016	1.73	1,420	2,461	1.25%	6.3%	12/31/2016	1.79	196	350	1.00%	6.6%	12/31/2016	1.85	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	0	$0	0.50%	2.6%	12/31/2020	$2.23	0	$0	0.25%	2.9%	12/31/2020	$2.33	0	$0	0.00%	3.1%
12/31/2019	2.08	0	0	0.50%	7.4%	12/31/2019	2.16	0	0	0.25%	7.7%	12/31/2019	2.25	94	211	0.00%	7.9%
12/31/2018	1.93	0	0	0.50%	-2.5%	12/31/2018	2.01	0	0	0.25%	-2.3%	12/31/2018	2.09	92	192	0.00%	-2.0%
12/31/2017	1.98	0	0	0.50%	3.7%	12/31/2017	2.06	0	0	0.25%	4.0%	12/31/2017	2.13	87	185	0.00%	4.3%
12/31/2016	1.91	0	0	0.50%	7.1%	12/31/2016	1.98	0	0	0.25%	7.4%	12/31/2016	2.05	110	226	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.5%
2019	4.1%
2018	4.0%
2017	2.0%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund A Class - 06-313
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,561	$83,539	3,800
Receivables: investments sold	-
Payables: investments purchased	(763)
Net assets	$89,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,798	76,855	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.34
Band 0	-	-	1.39
Total	$89,798	76,855

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$871
Mortality & expense charges	(1,016)
Net investment income (loss)	(145)

Gain (loss) on investments:
Net realized gain (loss)	(3,866)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,906
Net gain (loss)	1,040

Increase (decrease) in net assets from operations	$895

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(145)	$(2,088)
Net realized gain (loss)	(3,866)	(6,055)
Realized gain distributions	-	3,085
Net change in unrealized appreciation (depreciation)	4,906	39,695

Increase (decrease) in net assets from operations	895	34,637

Contract owner transactions:
Proceeds from units sold	12,698	25,563
Cost of units redeemed	(21,893)	(339,714)
Account charges	-	(481)
Increase (decrease)	(9,195)	(314,632)
Net increase (decrease)	(8,300)	(279,995)
Net assets, beginning	98,098	378,093
Net assets, ending	$89,798	$98,098

Units sold	12,758	24,378
Units redeemed	(23,580)	(319,924)
Net increase (decrease)	(10,822)	(295,546)
Units outstanding, beginning	87,677	383,223
Units outstanding, ending	76,855	87,677

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,679,551
Cost of units redeemed/account charges	(5,382,360)
Net investment income (loss)	56,662
Net realized gain (loss)	(2,321,101)
Realized gain distributions	50,024
Net change in unrealized appreciation (depreciation)	7,022
Net assets	$89,798

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	77	$90	1.25%	4.4%	12/31/2020	$1.21	0	$0	1.00%	4.7%	12/31/2020	$1.25	0	$0	0.75%	5.0%
12/31/2019	1.12	88	98	1.25%	13.4%	12/31/2019	1.15	0	0	1.00%	13.7%	12/31/2019	1.19	0	0	0.75%	14.0%
12/31/2018	0.99	383	378	1.25%	-15.6%	12/31/2018	1.02	0	0	1.00%	-15.4%	12/31/2018	1.05	0	0	0.75%	-15.2%
12/31/2017	1.17	384	449	1.25%	16.3%	12/31/2017	1.20	0	0	1.00%	16.6%	12/31/2017	1.23	0	0	0.75%	16.9%
12/31/2016	1.00	544	546	1.25%	7.7%	12/31/2016	1.03	0	0	1.00%	8.0%	12/31/2016	1.05	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	5.2%	12/31/2020	$1.34	0	$0	0.25%	5.5%	12/31/2020	$1.39	0	$0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	14.3%	12/31/2019	1.27	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%
12/31/2018	1.08	0	0	0.50%	-15.0%	12/31/2018	1.11	0	0	0.25%	-14.8%	12/31/2018	1.14	0	0	0.00%	-14.5%
12/31/2017	1.27	0	0	0.50%	17.2%	12/31/2017	1.30	0	0	0.25%	17.5%	12/31/2017	1.33	0	0	0.00%	17.8%
12/31/2016	1.08	0	0	0.50%	8.5%	12/31/2016	1.11	0	0	0.25%	8.8%	12/31/2016	1.13	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.8%
2018	1.8%
2017	1.5%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund A Class - 06-312
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$629,067	$614,922	88,219
Receivables: investments sold	823
Payables: investments purchased	-
Net assets	$629,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$629,890	581,040	$1.08
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.29
Total	$629,890	581,040

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,139
Mortality & expense charges	(6,819)
Net investment income (loss)	1,320

Gain (loss) on investments:
Net realized gain (loss)	(15,397)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,934
Net gain (loss)	3,537

Increase (decrease) in net assets from operations	$4,857

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,320	$7,130
Net realized gain (loss)	(15,397)	(33,201)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18,934	144,447

Increase (decrease) in net assets from operations	4,857	118,376

Contract owner transactions:
Proceeds from units sold	122,640	205,104
Cost of units redeemed	(167,582)	(918,405)
Account charges	(1,095)	(1,339)
Increase (decrease)	(46,037)	(714,640)
Net increase (decrease)	(41,180)	(596,264)
Net assets, beginning	671,070	1,267,334
Net assets, ending	$629,890	$671,070

Units sold	139,242	204,249
Units redeemed	(166,557)	(871,924)
Net increase (decrease)	(27,315)	(667,675)
Units outstanding, beginning	608,355	1,276,030
Units outstanding, ending	581,040	608,355

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,336,773
Cost of units redeemed/account charges	(3,861,497)
Net investment income (loss)	85,578
Net realized gain (loss)	(63,299)
Realized gain distributions	118,190
Net change in unrealized appreciation (depreciation)	14,145
Net assets	$629,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	581	$630	1.25%	-1.7%	12/31/2020	$1.12	0	$0	1.00%	-1.5%	12/31/2020	$1.16	0	$0	0.75%	-1.2%
12/31/2019	1.10	608	671	1.25%	11.1%	12/31/2019	1.14	0	0	1.00%	11.3%	12/31/2019	1.17	0	0	0.75%	11.6%
12/31/2018	0.99	1,276	1,267	1.25%	-16.1%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.05	0	0	0.75%	-15.6%
12/31/2017	1.18	1,530	1,811	1.25%	15.6%	12/31/2017	1.21	0	0	1.00%	15.9%	12/31/2017	1.25	0	0	0.75%	16.2%
12/31/2016	1.02	1,198	1,226	1.25%	10.2%	12/31/2016	1.05	0	0	1.00%	10.5%	12/31/2016	1.07	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	-1.0%	12/31/2020	$1.24	0	$0	0.25%	-0.7%	12/31/2020	$1.29	0	$0	0.00%	-0.5%
12/31/2019	1.21	0	0	0.50%	11.9%	12/31/2019	1.25	0	0	0.25%	12.2%	12/31/2019	1.29	0	0	0.00%	12.5%
12/31/2018	1.08	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.15	0	0	0.00%	-15.0%
12/31/2017	1.28	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.35	0	0	0.00%	17.1%
12/31/2016	1.10	0	0	0.50%	11.1%	12/31/2016	1.13	0	0	0.25%	11.4%	12/31/2016	1.15	0	0	0.00%	11.6%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.2%
2018	2.3%
2017	1.6%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund R Class - 06-925
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,080	$170,647	7,997
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$187,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$179,482	91,406	$1.96
Band 100	7,577	3,696	2.05
Band 75	-	-	2.14
Band 50	-	-	2.23
Band 25	-	-	2.33
Band 0	-	-	2.44
Total	$187,059	95,102

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,371
Mortality & expense charges	(2,153)
Net investment income (loss)	(782)

Gain (loss) on investments:
Net realized gain (loss)	286
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,847
Net gain (loss)	7,133

Increase (decrease) in net assets from operations	$6,351

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(782)	$1,226
Net realized gain (loss)	286	341
Realized gain distributions	-	6,431
Net change in unrealized appreciation (depreciation)	6,847	15,584

Increase (decrease) in net assets from operations	6,351	23,582

Contract owner transactions:
Proceeds from units sold	981	7,295
Cost of units redeemed	(19,214)	(8,129)
Account charges	(46)	(52)
Increase (decrease)	(18,279)	(886)
Net increase (decrease)	(11,928)	22,696
Net assets, beginning	198,987	176,291
Net assets, ending	$187,059	$198,987

Units sold	5,445	4,201
Units redeemed	(15,714)	(4,589)
Net increase (decrease)	(10,269)	(388)
Units outstanding, beginning	105,371	105,759
Units outstanding, ending	95,102	105,371

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,893,080
Cost of units redeemed/account charges	(16,948,114)
Net investment income (loss)	162,062
Net realized gain (loss)	(494,331)
Realized gain distributions	1,557,929
Net change in unrealized appreciation (depreciation)	16,433
Net assets	$187,059

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	91	$179	1.25%	4.1%	12/31/2020	$2.05	4	$8	1.00%	4.4%	12/31/2020	$2.14	0	$0	0.75%	4.7%
12/31/2019	1.89	102	192	1.25%	13.1%	12/31/2019	1.96	4	7	1.00%	13.4%	12/31/2019	2.05	0	0	0.75%	13.7%
12/31/2018	1.67	106	176	1.25%	-15.8%	12/31/2018	1.73	0	0	1.00%	-15.6%	12/31/2018	1.80	0	0	0.75%	-15.4%
12/31/2017	1.98	169	334	1.25%	16.1%	12/31/2017	2.05	0	0	1.00%	16.4%	12/31/2017	2.13	0	0	0.75%	16.6%
12/31/2016	1.71	441	752	1.25%	7.4%	12/31/2016	1.76	0	0	1.00%	7.7%	12/31/2016	1.82	0	0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	0	$0	0.50%	4.9%	12/31/2020	$2.33	0	$0	0.25%	5.2%	12/31/2020	$2.44	0	$0	0.00%	5.4%
12/31/2019	2.13	0	0	0.50%	14.0%	12/31/2019	2.22	0	0	0.25%	14.3%	12/31/2019	2.31	0	0	0.00%	14.5%
12/31/2018	1.87	0	0	0.50%	-15.2%	12/31/2018	1.94	0	0	0.25%	-15.0%	12/31/2018	2.02	0	0	0.00%	-14.7%
12/31/2017	2.20	0	0	0.50%	16.9%	12/31/2017	2.28	0	0	0.25%	17.2%	12/31/2017	2.37	0	0	0.00%	17.5%
12/31/2016	1.88	0	0	0.50%	8.2%	12/31/2016	1.95	0	0	0.25%	8.5%	12/31/2016	2.01	55	111	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.9%
2018	1.1%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund R Class - 06-920
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,332	$260,982	37,594
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$262,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,159	130,852	$1.86
Band 100	19,249	9,921	1.94
Band 75	-	-	2.03
Band 50	-	-	2.11
Band 25	-	-	2.21
Band 0	-	-	2.31
Total	$262,408	140,773

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,993
Mortality & expense charges	(3,241)
Net investment income (loss)	(248)

Gain (loss) on investments:
Net realized gain (loss)	(30,798)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	762
Net gain (loss)	(30,036)

Increase (decrease) in net assets from operations	$(30,284)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(248)	$5,817
Net realized gain (loss)	(30,798)	(40,666)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	762	80,303

Increase (decrease) in net assets from operations	(30,284)	45,454

Contract owner transactions:
Proceeds from units sold	32,304	97,406
Cost of units redeemed	(117,913)	(517,384)
Account charges	(696)	(898)
Increase (decrease)	(86,305)	(420,876)
Net increase (decrease)	(116,589)	(375,422)
Net assets, beginning	378,997	754,419
Net assets, ending	$262,408	$378,997

Units sold	20,766	54,406
Units redeemed	(79,007)	(295,847)
Net increase (decrease)	(58,241)	(241,441)
Units outstanding, beginning	199,014	440,455
Units outstanding, ending	140,773	199,014

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,532,429
Cost of units redeemed/account charges	(5,578,888)
Net investment income (loss)	98,117
Net realized gain (loss)	(375,379)
Realized gain distributions	584,779
Net change in unrealized appreciation (depreciation)	1,350
Net assets	$262,408

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	131	$243	1.25%	-2.1%	12/31/2020	$1.94	10	$19	1.00%	-1.8%	12/31/2020	$2.03	0	$0	0.75%	-1.6%
12/31/2019	1.90	181	344	1.25%	10.9%	12/31/2019	1.98	18	35	1.00%	11.2%	12/31/2019	2.06	0	0	0.75%	11.5%
12/31/2018	1.71	423	724	1.25%	-16.4%	12/31/2018	1.78	17	31	1.00%	-16.2%	12/31/2018	1.85	0	0	0.75%	-16.0%
12/31/2017	2.05	426	872	1.25%	15.5%	12/31/2017	2.12	18	38	1.00%	15.8%	12/31/2017	2.20	0	0	0.75%	16.0%
12/31/2016	1.77	898	1,593	1.25%	10.0%	12/31/2016	1.83	29	53	1.00%	10.3%	12/31/2016	1.89	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	-1.3%	12/31/2020	$2.21	0	$0	0.25%	-1.1%	12/31/2020	$2.31	0	$0	0.00%	-0.8%
12/31/2019	2.14	0	0	0.50%	11.8%	12/31/2019	2.23	0	0	0.25%	12.1%	12/31/2019	2.33	0	0	0.00%	12.3%
12/31/2018	1.92	0	0	0.50%	-15.8%	12/31/2018	1.99	0	0	0.25%	-15.6%	12/31/2018	2.07	0	0	0.00%	-15.4%
12/31/2017	2.28	0	0	0.50%	16.3%	12/31/2017	2.36	0	0	0.25%	16.6%	12/31/2017	2.45	0	0	0.00%	16.9%
12/31/2016	1.96	0	0	0.50%	10.9%	12/31/2016	2.02	0	0	0.25%	11.1%	12/31/2016	2.09	19	39	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.4%
2018	2.2%
2017	0.9%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund A Class - 06-819
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,204	$294,325	2,356
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$319,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,056	60,766	$3.42
Band 100	-	-	3.51
Band 75	-	-	3.59
Band 50	-	-	3.68
Band 25	-	-	3.77
Band 0	111,085	28,804	3.86
Total	$319,141	89,570

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,050
Mortality & expense charges	(6,947)
Net investment income (loss)	(5,897)

Gain (loss) on investments:
Net realized gain (loss)	151,234
Realized gain distributions	60,834
Net change in unrealized appreciation (depreciation)	(25,025)
Net gain (loss)	187,043

Increase (decrease) in net assets from operations	$181,146

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,897)	$(12,053)
Net realized gain (loss)	151,234	365,984
Realized gain distributions	60,834	28,562
Net change in unrealized appreciation (depreciation)	(25,025)	(69,135)

Increase (decrease) in net assets from operations	181,146	313,358

Contract owner transactions:
Proceeds from units sold	311,068	602,862
Cost of units redeemed	(749,237)	(1,699,713)
Account charges	(61)	(384)
Increase (decrease)	(438,230)	(1,097,235)
Net increase (decrease)	(257,084)	(783,877)
Net assets, beginning	576,225	1,360,102
Net assets, ending	$319,141	$576,225

Units sold	112,459	247,904
Units redeemed	(237,774)	(699,764)
Net increase (decrease)	(125,315)	(451,860)
Units outstanding, beginning	214,885	666,745
Units outstanding, ending	89,570	214,885

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,099,701
Cost of units redeemed/account charges	(30,715,672)
Net investment income (loss)	(212,885)
Net realized gain (loss)	1,582,698
Realized gain distributions	540,420
Net change in unrealized appreciation (depreciation)	24,879
Net assets	$319,141

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	61	$208	1.25%	29.0%	12/31/2020	$3.51	0	$0	1.00%	29.3%	12/31/2020	$3.59	0	$0	0.75%	29.7%
12/31/2019	2.65	195	517	1.25%	30.5%	12/31/2019	2.71	0	0	1.00%	30.9%	12/31/2019	2.77	0	0	0.75%	31.2%
12/31/2018	2.03	644	1,310	1.25%	-4.6%	12/31/2018	2.07	0	0	1.00%	-4.4%	12/31/2018	2.11	0	0	0.75%	-4.1%
12/31/2017	2.13	602	1,283	1.25%	25.3%	12/31/2017	2.17	0	0	1.00%	25.6%	12/31/2017	2.20	0	0	0.75%	25.9%
12/31/2016	1.70	583	992	1.25%	7.1%	12/31/2016	1.73	0	0	1.00%	7.3%	12/31/2016	1.75	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.68	0	$0	0.50%	30.0%	12/31/2020	$3.77	0	$0	0.25%	30.3%	12/31/2020	$3.86	29	$111	0.00%	30.6%
12/31/2019	2.83	0	0	0.50%	31.5%	12/31/2019	2.89	0	0	0.25%	31.8%	12/31/2019	2.95	20	59	0.00%	32.2%
12/31/2018	2.15	0	0	0.50%	-3.9%	12/31/2018	2.19	0	0	0.25%	-3.6%	12/31/2018	2.23	22	50	0.00%	-3.4%
12/31/2017	2.24	0	0	0.50%	26.2%	12/31/2017	2.27	0	0	0.25%	26.5%	12/31/2017	2.31	18	42	0.00%	26.8%
12/31/2016	1.77	0	0	0.50%	7.9%	12/31/2016	1.80	0	0	0.25%	8.1%	12/31/2016	1.82	13	24	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.2%
2018	0.5%
2017	0.4%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund R Class - 06-818
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$338,007	$278,975	2,509
Receivables: investments sold	285
Payables: investments purchased	-
Net assets	$338,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$338,292	101,161	$3.34
Band 100	-	-	3.42
Band 75	-	-	3.51
Band 50	-	-	3.59
Band 25	-	-	3.68
Band 0	-	-	3.77
Total	$338,292	101,161

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,911)
Net investment income (loss)	(3,911)

Gain (loss) on investments:
Net realized gain (loss)	34,078
Realized gain distributions	26,793
Net change in unrealized appreciation (depreciation)	34,209
Net gain (loss)	95,080

Increase (decrease) in net assets from operations	$91,169

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,911)	$(4,179)
Net realized gain (loss)	34,078	40,247
Realized gain distributions	26,793	26,736
Net change in unrealized appreciation (depreciation)	34,209	36,920

Increase (decrease) in net assets from operations	91,169	99,724

Contract owner transactions:
Proceeds from units sold	67,997	292,777
Cost of units redeemed	(291,459)	(351,860)
Account charges	(196)	(44)
Increase (decrease)	(223,658)	(59,127)
Net increase (decrease)	(132,489)	40,597
Net assets, beginning	470,781	430,184
Net assets, ending	$338,292	$470,781

Units sold	24,602	121,650
Units redeemed	(104,618)	(156,054)
Net increase (decrease)	(80,016)	(34,404)
Units outstanding, beginning	181,177	215,581
Units outstanding, ending	101,161	181,177

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,604,627
Cost of units redeemed/account charges	(2,823,994)
Net investment income (loss)	(41,503)
Net realized gain (loss)	432,144
Realized gain distributions	107,986
Net change in unrealized appreciation (depreciation)	59,032
Net assets	$338,292

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.34	101	$338	1.25%	28.7%	12/31/2020	$3.42	0	$0	1.00%	29.0%	12/31/2020	$3.51	0	$0	0.75%	29.3%
12/31/2019	2.60	181	471	1.25%	30.2%	12/31/2019	2.65	0	0	1.00%	30.5%	12/31/2019	2.71	0	0	0.75%	30.9%
12/31/2018	2.00	216	430	1.25%	-4.8%	12/31/2018	2.03	0	0	1.00%	-4.6%	12/31/2018	2.07	0	0	0.75%	-4.4%
12/31/2017	2.10	345	724	1.25%	24.9%	12/31/2017	2.13	0	0	1.00%	25.2%	12/31/2017	2.17	0	0	0.75%	25.6%
12/31/2016	1.68	252	423	1.25%	6.8%	12/31/2016	1.70	0	0	1.00%	7.1%	12/31/2016	1.73	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.59	0	$0	0.50%	29.7%	12/31/2020	$3.68	0	$0	0.25%	30.0%	12/31/2020	$3.77	0	$0	0.00%	30.3%
12/31/2019	2.77	0	0	0.50%	31.2%	12/31/2019	2.83	0	0	0.25%	31.5%	12/31/2019	2.89	0	0	0.00%	31.9%
12/31/2018	2.11	0	0	0.50%	-4.1%	12/31/2018	2.15	0	0	0.25%	-3.9%	12/31/2018	2.19	0	0	0.00%	-3.6%
12/31/2017	2.20	0	0	0.50%	25.9%	12/31/2017	2.24	0	0	0.25%	26.2%	12/31/2017	2.27	0	0	0.00%	26.5%
12/31/2016	1.75	0	0	0.50%	7.6%	12/31/2016	1.77	0	0	0.25%	7.9%	12/31/2016	1.80	32	57	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.1%
2017	0.2%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund R Class - 06-724
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$557,463	$552,094	247,861
Receivables: investments sold	226
Payables: investments purchased	-
Net assets	$557,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,642	191,684	$1.45
Band 100	267,835	181,190	1.48
Band 75	-	-	1.51
Band 50	12,212	7,933	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$557,689	380,807

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,136
Mortality & expense charges	(6,712)
Net investment income (loss)	26,424

Gain (loss) on investments:
Net realized gain (loss)	(16,833)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(5,839)
Net gain (loss)	(22,672)

Increase (decrease) in net assets from operations	$3,752

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,424	$26,153
Net realized gain (loss)	(16,833)	385
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(5,839)	59,078

Increase (decrease) in net assets from operations	3,752	85,616

Contract owner transactions:
Proceeds from units sold	64,307	585,199
Cost of units redeemed	(180,833)	(598,192)
Account charges	(55)	(156)
Increase (decrease)	(116,581)	(13,149)
Net increase (decrease)	(112,829)	72,467
Net assets, beginning	670,518	598,051
Net assets, ending	$557,689	$670,518

Units sold	48,584	421,215
Units redeemed	(134,481)	(428,364)
Net increase (decrease)	(85,897)	(7,149)
Units outstanding, beginning	466,704	473,853
Units outstanding, ending	380,807	466,704

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,149,793
Cost of units redeemed/account charges	(1,755,070)
Net investment income (loss)	162,158
Net realized gain (loss)	(4,561)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,369
Net assets	$557,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	192	$278	1.25%	2.0%	12/31/2020	$1.48	181	$268	1.00%	2.2%	12/31/2020	$1.51	0	$0	0.75%	2.5%
12/31/2019	1.42	185	263	1.25%	13.7%	12/31/2019	1.45	274	396	1.00%	14.0%	12/31/2019	1.47	0	0	0.75%	14.3%
12/31/2018	1.25	183	229	1.25%	-6.9%	12/31/2018	1.27	278	353	1.00%	-6.7%	12/31/2018	1.29	0	0	0.75%	-6.4%
12/31/2017	1.34	147	198	1.25%	6.8%	12/31/2017	1.36	249	338	1.00%	7.1%	12/31/2017	1.38	0	0	0.75%	7.4%
12/31/2016	1.26	506	636	1.25%	14.8%	12/31/2016	1.27	148	188	1.00%	15.0%	12/31/2016	1.28	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	8	$12	0.50%	2.7%	12/31/2020	$1.57	0	$0	0.25%	3.0%	12/31/2020	$1.60	0	$0	0.00%	3.3%
12/31/2019	1.50	8	12	0.50%	14.6%	12/31/2019	1.53	0	0	0.25%	14.8%	12/31/2019	1.55	0	0	0.00%	15.1%
12/31/2018	1.31	12	16	0.50%	-6.2%	12/31/2018	1.33	0	0	0.25%	-6.0%	12/31/2018	1.35	0	0	0.00%	-5.7%
12/31/2017	1.39	17	24	0.50%	7.6%	12/31/2017	1.41	0	0	0.25%	7.9%	12/31/2017	1.43	0	0	0.00%	8.2%
12/31/2016	1.30	17	22	0.50%	15.6%	12/31/2016	1.31	0	0	0.25%	15.9%	12/31/2016	1.32	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.4%
2019	5.3%
2018	5.0%
2017	4.5%
2016	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund Advisor Class - 06-719
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$589,060	$569,747	290,147
Receivables: investments sold	72,476
Payables: investments purchased	-
Net assets	$661,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,536	438,998	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.67
Total	$661,536	438,998

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,254
Mortality & expense charges	(7,577)
Net investment income (loss)	27,677

Gain (loss) on investments:
Net realized gain (loss)	(32,642)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,393)
Net gain (loss)	(47,035)

Increase (decrease) in net assets from operations	$(19,358)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,677	$32,596
Net realized gain (loss)	(32,642)	5,652
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(14,393)	67,508

Increase (decrease) in net assets from operations	(19,358)	105,756

Contract owner transactions:
Proceeds from units sold	164,889	157,804
Cost of units redeemed	(282,217)	(174,458)
Account charges	(529)	(592)
Increase (decrease)	(117,857)	(17,246)
Net increase (decrease)	(137,215)	88,510
Net assets, beginning	798,751	710,241
Net assets, ending	$661,536	$798,751

Units sold	116,748	121,931
Units redeemed	(220,708)	(132,157)
Net increase (decrease)	(103,960)	(10,226)
Units outstanding, beginning	542,958	553,184
Units outstanding, ending	438,998	542,958

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,979,267
Cost of units redeemed/account charges	(3,600,600)
Net investment income (loss)	270,570
Net realized gain (loss)	(7,014)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,313
Net assets	$661,536

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	439	$662	1.25%	2.4%	12/31/2020	$1.54	0	$0	1.00%	2.7%	12/31/2020	$1.57	0	$0	0.75%	2.9%
12/31/2019	1.47	543	799	1.25%	14.6%	12/31/2019	1.50	0	0	1.00%	14.9%	12/31/2019	1.52	0	0	0.75%	15.2%
12/31/2018	1.28	553	710	1.25%	-6.4%	12/31/2018	1.30	0	0	1.00%	-6.2%	12/31/2018	1.32	0	0	0.75%	-5.9%
12/31/2017	1.37	540	741	1.25%	7.3%	12/31/2017	1.39	0	0	1.00%	7.5%	12/31/2017	1.41	0	0	0.75%	7.8%
12/31/2016	1.28	1,254	1,604	1.25%	15.2%	12/31/2016	1.29	0	0	1.00%	15.4%	12/31/2016	1.31	0	0	0.75%	15.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	0.50%	3.2%	12/31/2020	$1.63	0	$0	0.25%	3.5%	12/31/2020	$1.67	0	$0	0.00%	3.7%
12/31/2019	1.55	0	0	0.50%	15.4%	12/31/2019	1.58	0	0	0.25%	15.7%	12/31/2019	1.61	0	0	0.00%	16.0%
12/31/2018	1.34	0	0	0.50%	-5.7%	12/31/2018	1.37	0	0	0.25%	-5.5%	12/31/2018	1.39	0	0	0.00%	-5.2%
12/31/2017	1.43	0	0	0.50%	8.1%	12/31/2017	1.44	0	0	0.25%	8.3%	12/31/2017	1.46	0	0	0.00%	8.6%
12/31/2016	1.32	0	0	0.50%	16.0%	12/31/2016	1.33	0	0	0.25%	16.3%	12/31/2016	1.35	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.8%
2019	5.6%
2018	5.5%
2017	4.3%
2016	6.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund R Class - 06-726
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(233)
Net realized gain (loss)	-	(2,908)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	10,232

Increase (decrease) in net assets from operations	-	7,091

Contract owner transactions:
Proceeds from units sold	560	3,467
Cost of units redeemed	(560)	(62,120)
Account charges	-	-
Increase (decrease)	-	(58,653)
Net increase (decrease)	-	(51,562)
Net assets, beginning	-	51,562
Net assets, ending	$-	$-

Units sold	430	2,365
Units redeemed	(430)	(40,823)
Net increase (decrease)	-	(38,458)
Units outstanding, beginning	-	38,458
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$807,454
Cost of units redeemed/account charges	(857,743)
Net investment income (loss)	10,911
Net realized gain (loss)	(47,669)
Realized gain distributions	87,047
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	1.25%	-6.1%	12/31/2020	$1.58	0	$0	1.00%	-5.8%	12/31/2020	$1.61	0	$0	0.75%	-5.6%
12/31/2019	1.64	0	0	1.25%	22.5%	12/31/2019	1.67	0	0	1.00%	22.9%	12/31/2019	1.70	0	0	0.75%	23.2%
12/31/2018	1.34	38	52	1.25%	-12.3%	12/31/2018	1.36	0	0	1.00%	-12.1%	12/31/2018	1.38	0	0	0.75%	-11.9%
12/31/2017	1.53	269	412	1.25%	8.0%	12/31/2017	1.55	0	0	1.00%	8.2%	12/31/2017	1.57	0	0	0.75%	8.5%
12/31/2016	1.42	234	332	1.25%	10.9%	12/31/2016	1.43	0	0	1.00%	11.2%	12/31/2016	1.45	0	0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	-5.3%	12/31/2020	$1.67	0	$0	0.25%	-5.1%	12/31/2020	$1.71	0	$0	0.00%	-4.9%
12/31/2019	1.73	0	0	0.50%	23.5%	12/31/2019	1.76	0	0	0.25%	23.8%	12/31/2019	1.80	0	0	0.00%	24.1%
12/31/2018	1.40	0	0	0.50%	-11.7%	12/31/2018	1.43	0	0	0.25%	-11.5%	12/31/2018	1.45	0	0	0.00%	-11.2%
12/31/2017	1.59	0	0	0.50%	8.8%	12/31/2017	1.61	0	0	0.25%	9.0%	12/31/2017	1.63	0	0	0.00%	9.3%
12/31/2016	1.46	0	0	0.50%	11.7%	12/31/2016	1.48	0	0	0.25%	12.0%	12/31/2016	1.49	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.4%
2017	2.1%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund Z Class - 06-723
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,204,643	$2,269,409	76,895
Receivables: investments sold	7,645
Payables: investments purchased	-
Net assets	$2,212,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,212,288	1,375,903	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$2,212,288	1,375,903

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$61,781
Mortality & expense charges	(23,330)
Net investment income (loss)	38,451

Gain (loss) on investments:
Net realized gain (loss)	(27,289)
Realized gain distributions	12,530
Net change in unrealized appreciation (depreciation)	(128,341)
Net gain (loss)	(143,100)

Increase (decrease) in net assets from operations	$(104,649)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,451	$(80,065)
Net realized gain (loss)	(27,289)	(719,405)
Realized gain distributions	12,530	104,155
Net change in unrealized appreciation (depreciation)	(128,341)	2,378,901

Increase (decrease) in net assets from operations	(104,649)	1,683,586

Contract owner transactions:
Proceeds from units sold	278,052	3,815,617
Cost of units redeemed	(157,066)	(15,899,187)
Account charges	(80)	(28,589)
Increase (decrease)	120,906	(12,112,159)
Net increase (decrease)	16,257	(10,428,573)
Net assets, beginning	2,196,031	12,624,604
Net assets, ending	$2,212,288	$2,196,031

Units sold	232,407	2,489,058
Units redeemed	(146,302)	(10,330,538)
Net increase (decrease)	86,105	(7,841,480)
Units outstanding, beginning	1,289,798	9,131,278
Units outstanding, ending	1,375,903	1,289,798

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$23,451,227
Cost of units redeemed/account charges	(21,803,749)
Net investment income (loss)	200,962
Net realized gain (loss)	(846,918)
Realized gain distributions	1,275,532
Net change in unrealized appreciation (depreciation)	(64,766)
Net assets	$2,212,288

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	1,376	$2,212	1.25%	-5.6%	12/31/2020	$1.64	0	$0	1.00%	-5.3%	12/31/2020	$1.67	0	$0	0.75%	-5.1%
12/31/2019	1.70	1,290	2,196	1.25%	23.1%	12/31/2019	1.73	0	0	1.00%	23.5%	12/31/2019	1.76	0	0	0.75%	23.8%
12/31/2018	1.38	9,131	12,625	1.25%	-11.9%	12/31/2018	1.40	0	0	1.00%	-11.7%	12/31/2018	1.43	0	0	0.75%	-11.5%
12/31/2017	1.57	2,549	4,000	1.25%	8.5%	12/31/2017	1.59	0	0	1.00%	8.8%	12/31/2017	1.61	0	0	0.75%	9.0%
12/31/2016	1.45	2,266	3,277	1.25%	11.5%	12/31/2016	1.46	0	0	1.00%	11.7%	12/31/2016	1.48	0	0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	-4.9%	12/31/2020	$1.74	0	$0	0.25%	-4.6%	12/31/2020	$1.78	0	$0	0.00%	-4.4%
12/31/2019	1.80	0	0	0.50%	24.1%	12/31/2019	1.83	0	0	0.25%	24.4%	12/31/2019	1.86	0	0	0.00%	24.7%
12/31/2018	1.45	0	0	0.50%	-11.2%	12/31/2018	1.47	0	0	0.25%	-11.0%	12/31/2018	1.49	0	0	0.00%	-10.8%
12/31/2017	1.63	0	0	0.50%	9.3%	12/31/2017	1.65	0	0	0.25%	9.6%	12/31/2017	1.67	0	0	0.00%	9.8%
12/31/2016	1.49	0	0	0.50%	12.3%	12/31/2016	1.51	0	0	0.25%	12.6%	12/31/2016	1.52	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.6%
2018	3.4%
2017	2.6%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund A Class - 06-886
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,184,048	$1,366,544	123,447
Receivables: investments sold	25,741
Payables: investments purchased	-
Net assets	$1,209,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,209,789	1,137,856	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.21
Total	$1,209,789	1,137,856

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$64,445
Mortality & expense charges	(17,756)
Net investment income (loss)	46,689

Gain (loss) on investments:
Net realized gain (loss)	(96,164)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(42,104)
Net gain (loss)	(138,268)

Increase (decrease) in net assets from operations	$(91,579)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$46,689	$223,735
Net realized gain (loss)	(96,164)	(517,987)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(42,104)	237,354

Increase (decrease) in net assets from operations	(91,579)	(56,898)

Contract owner transactions:
Proceeds from units sold	254,592	782,913
Cost of units redeemed	(604,679)	(4,411,154)
Account charges	(2,055)	(9,049)
Increase (decrease)	(352,142)	(3,637,290)
Net increase (decrease)	(443,721)	(3,694,188)
Net assets, beginning	1,653,510	5,347,698
Net assets, ending	$1,209,789	$1,653,510

Units sold	239,863	736,090
Units redeemed	(568,722)	(3,985,485)
Net increase (decrease)	(328,859)	(3,249,395)
Units outstanding, beginning	1,466,715	4,716,110
Units outstanding, ending	1,137,856	1,466,715

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,525,124
Cost of units redeemed/account charges	(48,320,616)
Net investment income (loss)	2,463,134
Net realized gain (loss)	(2,350,382)
Realized gain distributions	75,025
Net change in unrealized appreciation (depreciation)	(182,496)
Net assets	$1,209,789

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	1,138	$1,210	1.25%	-5.6%	12/31/2020	$1.09	0	$0	1.00%	-5.4%	12/31/2020	$1.12	0	$0	0.75%	-5.1%
12/31/2019	1.13	1,455	1,639	1.25%	-0.6%	12/31/2019	1.15	0	0	1.00%	-0.4%	12/31/2019	1.18	0	0	0.75%	-0.1%
12/31/2018	1.13	4,690	5,315	1.25%	0.0%	12/31/2018	1.16	0	0	1.00%	0.3%	12/31/2018	1.18	0	0	0.75%	0.5%
12/31/2017	1.13	11,280	12,783	1.25%	1.1%	12/31/2017	1.15	0	0	1.00%	1.3%	12/31/2017	1.17	0	0	0.75%	1.6%
12/31/2016	1.12	13,792	15,462	1.25%	4.9%	12/31/2016	1.14	0	0	1.00%	5.2%	12/31/2016	1.16	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	-4.9%	12/31/2020	$1.18	0	$0	0.25%	-4.6%	12/31/2020	$1.21	0	$0	0.00%	-4.4%
12/31/2019	1.21	0	0	0.50%	0.1%	12/31/2019	1.23	0	0	0.25%	0.4%	12/31/2019	1.26	12	15	0.00%	0.6%
12/31/2018	1.20	0	0	0.50%	0.8%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.26	26	32	0.00%	1.3%
12/31/2017	1.20	0	0	0.50%	1.8%	12/31/2017	1.22	0	0	0.25%	2.1%	12/31/2017	1.24	21	25	0.00%	2.4%
12/31/2016	1.17	0	0	0.50%	5.7%	12/31/2016	1.19	0	0	0.25%	6.0%	12/31/2016	1.21	237	287	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.5%
2019	8.1%
2018	4.3%
2017	3.1%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund R Class - 06-887
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,035	$150,518	15,096
Receivables: investments sold	909
Payables: investments purchased	-
Net assets	$147,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,944	142,719	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$147,944	142,719

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,144
Mortality & expense charges	(2,139)
Net investment income (loss)	5,005

Gain (loss) on investments:
Net realized gain (loss)	(23,157)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,209
Net gain (loss)	(15,948)

Increase (decrease) in net assets from operations	$(10,943)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,005	$10,926
Net realized gain (loss)	(23,157)	(10,808)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,209	(1,632)

Increase (decrease) in net assets from operations	(10,943)	(1,514)

Contract owner transactions:
Proceeds from units sold	430,102	42,609
Cost of units redeemed	(423,434)	(183,442)
Account charges	(61)	(80)
Increase (decrease)	6,607	(140,913)
Net increase (decrease)	(4,336)	(142,427)
Net assets, beginning	152,280	294,707
Net assets, ending	$147,944	$152,280

Units sold	399,635	39,722
Units redeemed	(395,250)	(166,783)
Net increase (decrease)	4,385	(127,061)
Units outstanding, beginning	138,334	265,395
Units outstanding, ending	142,719	138,334

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,513,213
Cost of units redeemed/account charges	(5,413,089)
Net investment income (loss)	163,625
Net realized gain (loss)	(121,056)
Realized gain distributions	8,734
Net change in unrealized appreciation (depreciation)	(3,483)
Net assets	$147,944

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	143	$148	1.25%	-5.8%	12/31/2020	$1.06	0	$0	1.00%	-5.6%	12/31/2020	$1.09	0	$0	0.75%	-5.4%
12/31/2019	1.10	138	152	1.25%	-0.9%	12/31/2019	1.13	0	0	1.00%	-0.6%	12/31/2019	1.15	0	0	0.75%	-0.4%
12/31/2018	1.11	265	295	1.25%	-0.2%	12/31/2018	1.13	0	0	1.00%	0.0%	12/31/2018	1.16	0	0	0.75%	0.3%
12/31/2017	1.11	456	508	1.25%	0.8%	12/31/2017	1.13	0	0	1.00%	1.1%	12/31/2017	1.15	0	0	0.75%	1.3%
12/31/2016	1.10	949	1,048	1.25%	4.7%	12/31/2016	1.12	0	0	1.00%	5.0%	12/31/2016	1.14	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	-5.1%	12/31/2020	$1.15	0	$0	0.25%	-4.9%	12/31/2020	$1.18	0	$0	0.00%	-4.6%
12/31/2019	1.18	0	0	0.50%	-0.1%	12/31/2019	1.21	0	0	0.25%	0.1%	12/31/2019	1.23	0	0	0.00%	0.4%
12/31/2018	1.18	0	0	0.50%	0.5%	12/31/2018	1.21	0	0	0.25%	0.8%	12/31/2018	1.23	0	0	0.00%	1.0%
12/31/2017	1.17	0	0	0.50%	1.6%	12/31/2017	1.20	0	0	0.25%	1.8%	12/31/2017	1.22	0	0	0.00%	2.1%
12/31/2016	1.16	0	0	0.50%	5.5%	12/31/2016	1.17	0	0	0.25%	5.8%	12/31/2016	1.19	196	234	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.8%
2019	6.3%
2018	4.9%
2017	2.5%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund A Class - 06-247
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,712	$131,966	2,927
Receivables: investments sold	-
Payables: investments purchased	(351)
Net assets	$147,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,679	59,688	$2.24
Band 100	-	-	2.32
Band 75	-	-	2.40
Band 50	-	-	2.49
Band 25	-	-	2.58
Band 0	13,682	5,116	2.67
Total	$147,361	64,804

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,123
Mortality & expense charges	(3,820)
Net investment income (loss)	(1,697)

Gain (loss) on investments:
Net realized gain (loss)	(61,600)
Realized gain distributions	4,523
Net change in unrealized appreciation (depreciation)	33,676
Net gain (loss)	(23,401)

Increase (decrease) in net assets from operations	$(25,098)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,697)	$56
Net realized gain (loss)	(61,600)	(7,834)
Realized gain distributions	4,523	21,503
Net change in unrealized appreciation (depreciation)	33,676	73,745

Increase (decrease) in net assets from operations	(25,098)	87,470

Contract owner transactions:
Proceeds from units sold	73,717	54,782
Cost of units redeemed	(351,900)	(48,510)
Account charges	(273)	(363)
Increase (decrease)	(278,456)	5,909
Net increase (decrease)	(303,554)	93,379
Net assets, beginning	450,915	357,536
Net assets, ending	$147,361	$450,915

Units sold	40,440	27,659
Units redeemed	(184,588)	(25,514)
Net increase (decrease)	(144,148)	2,145
Units outstanding, beginning	208,952	206,807
Units outstanding, ending	64,804	208,952

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,590,871
Cost of units redeemed/account charges	(2,876,395)
Net investment income (loss)	(48,640)
Net realized gain (loss)	22,956
Realized gain distributions	442,823
Net change in unrealized appreciation (depreciation)	15,746
Net assets	$147,361

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.24	60	$134	1.25%	4.1%	12/31/2020	$2.32	0	$0	1.00%	4.3%	12/31/2020	$2.40	0	$0	0.75%	4.6%
12/31/2019	2.15	206	442	1.25%	24.5%	12/31/2019	2.22	0	0	1.00%	24.8%	12/31/2019	2.30	0	0	0.75%	25.1%
12/31/2018	1.73	207	357	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.84	0	0	0.75%	-13.3%
12/31/2017	2.00	410	822	1.25%	9.3%	12/31/2017	2.06	0	0	1.00%	9.5%	12/31/2017	2.12	0	0	0.75%	9.8%
12/31/2016	1.84	854	1,566	1.25%	28.0%	12/31/2016	1.88	0	0	1.00%	28.3%	12/31/2016	1.93	0	0	0.75%	28.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	0	$0	0.50%	4.9%	12/31/2020	$2.58	0	$0	0.25%	5.1%	12/31/2020	$2.67	5	$14	0.00%	5.4%
12/31/2019	2.38	0	0	0.50%	25.4%	12/31/2019	2.46	0	0	0.25%	25.7%	12/31/2019	2.54	3	8	0.00%	26.0%
12/31/2018	1.89	0	0	0.50%	-13.1%	12/31/2018	1.95	0	0	0.25%	-12.9%	12/31/2018	2.01	0	0	0.00%	-12.7%
12/31/2017	2.18	0	0	0.50%	10.1%	12/31/2017	2.24	0	0	0.25%	10.4%	12/31/2017	2.31	0	0	0.00%	10.6%
12/31/2016	1.98	0	0	0.50%	29.0%	12/31/2016	2.03	0	0	0.25%	29.3%	12/31/2016	2.08	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.2%
2018	0.5%
2017	0.5%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund R Class - 06-248
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,623	$151,958	2,302
Receivables: investments sold	-
Payables: investments purchased	(58,033)
Net assets	$114,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,590	52,843	$2.17
Band 100	-	-	2.25
Band 75	-	-	2.33
Band 50	-	-	2.41
Band 25	-	-	2.50
Band 0	-	-	2.59
Total	$114,590	52,843

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$883
Mortality & expense charges	(2,244)
Net investment income (loss)	(1,361)

Gain (loss) on investments:
Net realized gain (loss)	(32,475)
Realized gain distributions	2,724
Net change in unrealized appreciation (depreciation)	33,282
Net gain (loss)	3,531

Increase (decrease) in net assets from operations	$2,170

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,361)	$178
Net realized gain (loss)	(32,475)	(11,704)
Realized gain distributions	2,724	14,045
Net change in unrealized appreciation (depreciation)	33,282	61,090

Increase (decrease) in net assets from operations	2,170	63,609

Contract owner transactions:
Proceeds from units sold	73,343	45,417
Cost of units redeemed	(248,957)	(78,141)
Account charges	(105)	(141)
Increase (decrease)	(175,719)	(32,865)
Net increase (decrease)	(173,549)	30,744
Net assets, beginning	288,139	257,395
Net assets, ending	$114,590	$288,139

Units sold	43,586	23,965
Units redeemed	(120,629)	(40,210)
Net increase (decrease)	(77,043)	(16,245)
Units outstanding, beginning	129,886	146,131
Units outstanding, ending	52,843	129,886

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,485,356
Cost of units redeemed/account charges	(6,529,132)
Net investment income (loss)	(101,396)
Net realized gain (loss)	609,809
Realized gain distributions	629,288
Net change in unrealized appreciation (depreciation)	20,665
Net assets	$114,590

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	53	$115	1.25%	3.8%	12/31/2020	$2.25	0	$0	1.00%	4.1%	12/31/2020	$2.33	0	$0	0.75%	4.3%
12/31/2019	2.09	83	173	1.25%	24.2%	12/31/2019	2.16	0	0	1.00%	24.5%	12/31/2019	2.23	3	8	0.75%	24.8%
12/31/2018	1.68	104	176	1.25%	-14.0%	12/31/2018	1.73	0	0	1.00%	-13.8%	12/31/2018	1.79	0	0	0.75%	-13.5%
12/31/2017	1.96	250	488	1.25%	9.0%	12/31/2017	2.01	0	0	1.00%	9.3%	12/31/2017	2.07	0	0	0.75%	9.5%
12/31/2016	1.79	534	958	1.25%	27.6%	12/31/2016	1.84	0	0	1.00%	28.0%	12/31/2016	1.89	0	0	0.75%	28.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	0.50%	4.6%	12/31/2020	$2.50	0	$0	0.25%	4.9%	12/31/2020	$2.59	0	$0	0.00%	5.1%
12/31/2019	2.31	0	0	0.50%	25.1%	12/31/2019	2.38	0	0	0.25%	25.4%	12/31/2019	2.46	44	107	0.00%	25.7%
12/31/2018	1.84	0	0	0.50%	-13.3%	12/31/2018	1.90	0	0	0.25%	-13.1%	12/31/2018	1.96	42	82	0.00%	-12.9%
12/31/2017	2.13	0	0	0.50%	9.8%	12/31/2017	2.19	0	0	0.25%	10.1%	12/31/2017	2.25	44	98	0.00%	10.4%
12/31/2016	1.94	0	0	0.50%	28.6%	12/31/2016	1.99	0	0	0.25%	28.9%	12/31/2016	2.04	61	125	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.9%
2018	0.3%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund R Class - 06-890
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,094	$563,688	15,066
Receivables: investments sold	-
Payables: investments purchased	(45)
Net assets	$616,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$500,282	100,454	$4.98
Band 100	115,767	22,299	5.19
Band 75	-	-	5.41
Band 50	-	-	5.64
Band 25	-	-	5.88
Band 0	-	-	6.13
Total	$616,049	122,753

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,166)
Net investment income (loss)	(3,166)

Gain (loss) on investments:
Net realized gain (loss)	3,920
Realized gain distributions	56,589
Net change in unrealized appreciation (depreciation)	70,347
Net gain (loss)	130,856

Increase (decrease) in net assets from operations	$127,690

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,166)	$(2,223)
Net realized gain (loss)	3,920	(6,030)
Realized gain distributions	56,589	32,219
Net change in unrealized appreciation (depreciation)	70,347	27,457

Increase (decrease) in net assets from operations	127,690	51,423

Contract owner transactions:
Proceeds from units sold	372,698	64,961
Cost of units redeemed	(66,966)	(148,339)
Account charges	(59)	(140)
Increase (decrease)	305,673	(83,518)
Net increase (decrease)	433,363	(32,095)
Net assets, beginning	182,686	214,781
Net assets, ending	$616,049	$182,686

Units sold	84,774	20,160
Units redeemed	(17,506)	(49,818)
Net increase (decrease)	67,268	(29,658)
Units outstanding, beginning	55,485	85,143
Units outstanding, ending	122,753	55,485

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,623,697
Cost of units redeemed/account charges	(1,410,167)
Net investment income (loss)	(43,155)
Net realized gain (loss)	(9,269)
Realized gain distributions	402,537
Net change in unrealized appreciation (depreciation)	52,406
Net assets	$616,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.98	100	$500	1.25%	53.7%	12/31/2020	$5.19	22	$116	1.00%	54.0%	12/31/2020	$5.41	0	$0	0.75%	54.4%
12/31/2019	3.24	33	108	1.25%	29.8%	12/31/2019	3.37	22	74	1.00%	30.2%	12/31/2019	3.50	0	0	0.75%	30.5%
12/31/2018	2.50	61	152	1.25%	-6.0%	12/31/2018	2.59	24	62	1.00%	-5.8%	12/31/2018	2.69	0	0	0.75%	-5.5%
12/31/2017	2.66	66	175	1.25%	19.7%	12/31/2017	2.75	27	76	1.00%	20.0%	12/31/2017	2.84	0	0	0.75%	20.3%
12/31/2016	2.22	72	160	1.25%	2.8%	12/31/2016	2.29	37	85	1.00%	3.0%	12/31/2016	2.36	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.64	0	$0	0.50%	54.8%	12/31/2020	$5.88	0	$0	0.25%	55.2%	12/31/2020	$6.13	0	$0	0.00%	55.6%
12/31/2019	3.64	0	0	0.50%	30.8%	12/31/2019	3.79	0	0	0.25%	31.1%	12/31/2019	3.94	0	0	0.00%	31.5%
12/31/2018	2.79	0	0	0.50%	-5.3%	12/31/2018	2.89	0	0	0.25%	-5.1%	12/31/2018	3.00	0	0	0.00%	-4.8%
12/31/2017	2.94	0	0	0.50%	20.6%	12/31/2017	3.04	0	0	0.25%	20.9%	12/31/2017	3.15	0	0	0.00%	21.2%
12/31/2016	2.44	0	0	0.50%	3.5%	12/31/2016	2.52	0	0	0.25%	3.8%	12/31/2016	2.60	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund A Class - 06-821
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.35
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$19
Net realized gain (loss)	-	(68)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	165

Increase (decrease) in net assets from operations	-	116

Contract owner transactions:
Proceeds from units sold	-	3
Cost of units redeemed	-	(2,579)
Account charges	-	-
Increase (decrease)	-	(2,576)
Net increase (decrease)	-	(2,460)
Net assets, beginning	-	2,460
Net assets, ending	$-	$-

Units sold	-	4
Units redeemed	-	(2,187)
Net increase (decrease)	-	(2,183)
Units outstanding, beginning	-	2,183
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$328,361
Cost of units redeemed/account charges	(340,130)
Net investment income (loss)	29,707
Net realized gain (loss)	(23,070)
Realized gain distributions	5,132
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	2.2%	12/31/2020	$1.26	0	$0	1.00%	2.5%	12/31/2020	$1.29	0	$0	0.75%	2.7%
12/31/2019	1.20	0	0	1.25%	6.8%	12/31/2019	1.23	0	0	1.00%	7.1%	12/31/2019	1.26	0	0	0.75%	7.4%
12/31/2018	1.13	2	2	1.25%	-3.1%	12/31/2018	1.15	0	0	1.00%	-2.9%	12/31/2018	1.17	0	0	0.75%	-2.6%
12/31/2017	1.16	2	3	1.25%	3.2%	12/31/2017	1.18	0	0	1.00%	3.5%	12/31/2017	1.20	0	0	0.75%	3.7%
12/31/2016	1.13	66	74	1.25%	6.6%	12/31/2016	1.14	0	0	1.00%	6.9%	12/31/2016	1.16	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	3.0%	12/31/2020	$1.35	0	$0	0.25%	3.2%	12/31/2020	$1.39	0	$0	0.00%	3.5%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	0	0	0.00%	8.2%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.21	0	0	0.25%	-2.1%	12/31/2018	1.24	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	4.0%	12/31/2017	1.24	0	0	0.25%	4.2%	12/31/2017	1.26	0	0	0.00%	4.5%
12/31/2016	1.17	0	0	0.50%	7.4%	12/31/2016	1.19	0	0	0.25%	7.7%	12/31/2016	1.21	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	2.3%
2018	4.2%
2017	0.7%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton International Bond Fund A Class - 06-CHN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$844,464	$936,287	93,951
Receivables: investments sold	2,036
Payables: investments purchased	-
Net assets	$846,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$846,500	864,640	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$846,500	864,640

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,020
Mortality & expense charges	(10,400)
Net investment income (loss)	8,620

Gain (loss) on investments:
Net realized gain (loss)	(6,128)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(64,119)
Net gain (loss)	(70,247)

Increase (decrease) in net assets from operations	$(61,627)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,620	$22,460
Net realized gain (loss)	(6,128)	(1,538)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(64,119)	(27,704)

Increase (decrease) in net assets from operations	(61,627)	(6,782)

Contract owner transactions:
Proceeds from units sold	128,407	938,150
Cost of units redeemed	(78,698)	(72,948)
Account charges	(2)	-
Increase (decrease)	49,707	865,202
Net increase (decrease)	(11,920)	858,420
Net assets, beginning	858,420	-
Net assets, ending	$846,500	$858,420

Units sold	133,920	886,201
Units redeemed	(83,708)	(71,773)
Net increase (decrease)	50,212	814,428
Units outstanding, beginning	814,428	-
Units outstanding, ending	864,640	814,428

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,066,557
Cost of units redeemed/account charges	(151,648)
Net investment income (loss)	31,080
Net realized gain (loss)	(7,666)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(91,823)
Net assets	$846,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	865	$847	1.25%	-7.1%	12/31/2020	$0.99	0	$0	1.00%	-6.9%	12/31/2020	$1.00	0	$0	0.75%	-6.7%
12/31/2019	1.05	814	858	1.25%	0.9%	12/31/2019	1.06	0	0	1.00%	1.2%	12/31/2019	1.08	0	0	0.75%	1.4%
12/31/2018	1.04	0	0	1.25%	0.5%	12/31/2018	1.05	0	0	1.00%	0.8%	12/31/2018	1.06	0	0	0.75%	1.1%
12/31/2017	1.04	0	0	1.25%	1.0%	12/31/2017	1.04	0	0	1.00%	1.2%	12/31/2017	1.05	0	0	0.75%	1.5%
12/31/2016	1.03	0	0	1.25%	5.6%	12/31/2016	1.03	0	0	1.00%	5.8%	12/31/2016	1.03	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	-6.4%	12/31/2020	$1.03	0	$0	0.25%	-6.2%	12/31/2020	$1.04	0	$0	0.00%	-5.9%
12/31/2019	1.09	0	0	0.50%	1.7%	12/31/2019	1.10	0	0	0.25%	1.9%	12/31/2019	1.11	0	0	0.00%	2.2%
12/31/2018	1.07	0	0	0.50%	1.3%	12/31/2018	1.08	0	0	0.25%	1.6%	12/31/2018	1.09	0	0	0.00%	1.8%
12/31/2017	1.06	0	0	0.50%	1.7%	12/31/2017	1.06	0	0	0.25%	2.0%	12/31/2017	1.07	0	0	0.00%	2.3%
12/31/2016	1.04	0	0	0.50%	6.4%	12/31/2016	1.04	0	0	0.25%	6.6%	12/31/2016	1.04	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	6.6%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Opportunities Fund R Class - 06-CMW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,851	$103,633	2,864
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$143,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,459	25,233	$2.40
Band 100	83,375	34,397	2.42
Band 75	-	-	2.45
Band 50	-	-	2.48
Band 25	-	-	2.51
Band 0	-	-	2.54
Total	$143,834	59,630

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,362)
Net investment income (loss)	(1,362)

Gain (loss) on investments:
Net realized gain (loss)	2,797
Realized gain distributions	8,405
Net change in unrealized appreciation (depreciation)	31,291
Net gain (loss)	42,493

Increase (decrease) in net assets from operations	$41,131

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,362)	$(1,383)
Net realized gain (loss)	2,797	3,523
Realized gain distributions	8,405	11,149
Net change in unrealized appreciation (depreciation)	31,291	19,502

Increase (decrease) in net assets from operations	41,131	32,791

Contract owner transactions:
Proceeds from units sold	16,177	35,872
Cost of units redeemed	(45,250)	(39,261)
Account charges	(137)	(66)
Increase (decrease)	(29,210)	(3,455)
Net increase (decrease)	11,921	29,336
Net assets, beginning	131,913	102,577
Net assets, ending	$143,834	$131,913

Units sold	8,828	23,634
Units redeemed	(27,665)	(25,674)
Net increase (decrease)	(18,837)	(2,040)
Units outstanding, beginning	78,467	80,507
Units outstanding, ending	59,630	78,467

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$709,477
Cost of units redeemed/account charges	(693,814)
Net investment income (loss)	(9,348)
Net realized gain (loss)	44,105
Realized gain distributions	53,196
Net change in unrealized appreciation (depreciation)	40,218
Net assets	$143,834

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.40	25	$60	1.25%	43.2%	12/31/2020	$2.42	34	$83	1.00%	43.6%	12/31/2020	$2.45	0	$0	0.75%	43.9%
12/31/2019	1.67	37	62	1.25%	31.8%	12/31/2019	1.69	41	70	1.00%	32.1%	12/31/2019	1.70	0	0	0.75%	32.5%
12/31/2018	1.27	35	45	1.25%	-2.4%	12/31/2018	1.28	45	58	1.00%	-2.2%	12/31/2018	1.29	0	0	0.75%	-1.9%
12/31/2017	1.30	37	48	1.25%	26.8%	12/31/2017	1.31	47	61	1.00%	27.1%	12/31/2017	1.31	0	0	0.75%	27.4%
12/31/2016	1.03	496	509	1.25%	2.6%	12/31/2016	1.03	57	59	1.00%	2.8%	12/31/2016	1.03	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	0	$0	0.50%	44.3%	12/31/2020	$2.51	0	$0	0.25%	44.6%	12/31/2020	$2.54	0	$0	0.00%	45.0%
12/31/2019	1.72	0	0	0.50%	32.8%	12/31/2019	1.73	0	0	0.25%	33.1%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.29	0	0	0.50%	-1.7%	12/31/2018	1.30	0	0	0.25%	-1.4%	12/31/2018	1.31	0	0	0.00%	-1.2%
12/31/2017	1.32	0	0	0.50%	27.7%	12/31/2017	1.32	0	0	0.25%	28.0%	12/31/2017	1.33	0	0	0.00%	28.4%
12/31/2016	1.03	0	0	0.50%	3.1%	12/31/2016	1.03	0	0	0.25%	3.3%	12/31/2016	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund Advisor Class - 06-CMX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,301,934	$8,036,156	75,986
Receivables: investments sold	20,105
Payables: investments purchased	-
Net assets	$10,322,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,322,039	4,691,518	$2.20
Band 100	-	-	2.23
Band 75	-	-	2.25
Band 50	-	-	2.28
Band 25	-	-	2.30
Band 0	-	-	2.33
Total	$10,322,039	4,691,518

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,489
Mortality & expense charges	(107,038)
Net investment income (loss)	(79,549)

Gain (loss) on investments:
Net realized gain (loss)	227,732
Realized gain distributions	740,189
Net change in unrealized appreciation (depreciation)	1,484,028
Net gain (loss)	2,451,949

Increase (decrease) in net assets from operations	$2,372,400

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(79,549)	$(42,104)
Net realized gain (loss)	227,732	24,617
Realized gain distributions	740,189	406,855
Net change in unrealized appreciation (depreciation)	1,484,028	1,527,051

Increase (decrease) in net assets from operations	2,372,400	1,916,419

Contract owner transactions:
Proceeds from units sold	1,025,235	988,008
Cost of units redeemed	(1,466,490)	(958,086)
Account charges	(1,281)	(685)
Increase (decrease)	(442,536)	29,237
Net increase (decrease)	1,929,864	1,945,656
Net assets, beginning	8,392,175	6,446,519
Net assets, ending	$10,322,039	$8,392,175

Units sold	553,664	620,226
Units redeemed	(795,611)	(646,362)
Net increase (decrease)	(241,947)	(26,136)
Units outstanding, beginning	4,933,465	4,959,601
Units outstanding, ending	4,691,518	4,933,465

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,747,297
Cost of units redeemed/account charges	(3,099,340)
Net investment income (loss)	(95,489)
Net realized gain (loss)	280,449
Realized gain distributions	1,223,344
Net change in unrealized appreciation (depreciation)	2,265,778
Net assets	$10,322,039

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	4,692	$10,322	1.25%	29.3%	12/31/2020	$2.23	0	$0	1.00%	29.7%	12/31/2020	$2.25	0	$0	0.75%	30.0%
12/31/2019	1.70	4,933	8,392	1.25%	30.9%	12/31/2019	1.72	0	0	1.00%	31.2%	12/31/2019	1.73	0	0	0.75%	31.5%
12/31/2018	1.30	4,960	6,447	1.25%	-4.4%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	97	131	1.25%	25.6%	12/31/2017	1.36	0	0	1.00%	25.9%	12/31/2017	1.37	0	0	0.75%	26.2%
12/31/2016	1.08	81	88	1.25%	8.2%	12/31/2016	1.08	0	0	1.00%	8.4%	12/31/2016	1.09	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.28	0	$0	0.50%	30.3%	12/31/2020	$2.30	0	$0	0.25%	30.6%	12/31/2020	$2.33	0	$0	0.00%	31.0%
12/31/2019	1.75	0	0	0.50%	31.9%	12/31/2019	1.76	0	0	0.25%	32.2%	12/31/2019	1.78	0	0	0.00%	32.5%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.33	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.2%
12/31/2017	1.38	0	0	0.50%	26.5%	12/31/2017	1.38	0	0	0.25%	26.8%	12/31/2017	1.39	0	0	0.00%	27.1%
12/31/2016	1.09	0	0	0.50%	8.8%	12/31/2016	1.09	0	0	0.25%	8.9%	12/31/2016	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.7%
2018	1.5%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund Advisor Class - 06-CMY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,578	$230,595	4,976
Receivables: investments sold	292
Payables: investments purchased	-
Net assets	$265,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,870	176,026	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$265,870	176,026

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,365
Mortality & expense charges	(2,001)
Net investment income (loss)	364

Gain (loss) on investments:
Net realized gain (loss)	(9,476)
Realized gain distributions	3,641
Net change in unrealized appreciation (depreciation)	31,855
Net gain (loss)	26,020

Increase (decrease) in net assets from operations	$26,384

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$364	$231
Net realized gain (loss)	(9,476)	(2,756)
Realized gain distributions	3,641	6,792
Net change in unrealized appreciation (depreciation)	31,855	25,058

Increase (decrease) in net assets from operations	26,384	29,325

Contract owner transactions:
Proceeds from units sold	172,765	22,684
Cost of units redeemed	(69,370)	(30,910)
Account charges	(160)	(75)
Increase (decrease)	103,235	(8,301)
Net increase (decrease)	129,619	21,024
Net assets, beginning	136,251	115,227
Net assets, ending	$265,870	$136,251

Units sold	138,208	19,219
Units redeemed	(56,307)	(24,435)
Net increase (decrease)	81,901	(5,216)
Units outstanding, beginning	94,125	99,341
Units outstanding, ending	176,026	94,125

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$338,711
Cost of units redeemed/account charges	(122,775)
Net investment income (loss)	135
Net realized gain (loss)	(12,242)
Realized gain distributions	27,058
Net change in unrealized appreciation (depreciation)	34,983
Net assets	$265,870

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	176	$266	1.25%	4.3%	12/31/2020	$1.53	0	$0	1.00%	4.6%	12/31/2020	$1.55	0	$0	0.75%	4.9%
12/31/2019	1.45	94	136	1.25%	24.8%	12/31/2019	1.46	0	0	1.00%	25.1%	12/31/2019	1.47	0	0	0.75%	25.4%
12/31/2018	1.16	99	115	1.25%	-13.6%	12/31/2018	1.17	0	0	1.00%	-13.4%	12/31/2018	1.18	0	0	0.75%	-13.2%
12/31/2017	1.34	55	73	1.25%	9.6%	12/31/2017	1.35	0	0	1.00%	9.9%	12/31/2017	1.35	0	0	0.75%	10.1%
12/31/2016	1.22	23	28	1.25%	22.5%	12/31/2016	1.23	0	0	1.00%	22.7%	12/31/2016	1.23	0	0	0.75%	22.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	5.1%	12/31/2020	$1.58	0	$0	0.25%	5.4%	12/31/2020	$1.60	0	$0	0.00%	5.7%
12/31/2019	1.49	0	0	0.50%	25.7%	12/31/2019	1.50	0	0	0.25%	26.1%	12/31/2019	1.51	0	0	0.00%	26.4%
12/31/2018	1.18	0	0	0.50%	-12.9%	12/31/2018	1.19	0	0	0.25%	-12.7%	12/31/2018	1.20	0	0	0.00%	-12.5%
12/31/2017	1.36	0	0	0.50%	10.4%	12/31/2017	1.36	0	0	0.25%	10.7%	12/31/2017	1.37	0	0	0.00%	11.0%
12/31/2016	1.23	0	0	0.50%	23.1%	12/31/2016	1.23	0	0	0.25%	23.3%	12/31/2016	1.23	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.5%
2018	0.9%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,295	$23,283	550
Receivables: investments sold	-
Payables: investments purchased	(863)
Net assets	$29,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,432	12,002	$2.45
Band 100	-	-	2.48
Band 75	-	-	2.51
Band 50	-	-	2.54
Band 25	-	-	2.57
Band 0	-	-	2.60
Total	$29,432	12,002

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(264)
Net investment income (loss)	(264)

Gain (loss) on investments:
Net realized gain (loss)	230
Realized gain distributions	2,125
Net change in unrealized appreciation (depreciation)	8,158
Net gain (loss)	10,513

Increase (decrease) in net assets from operations	$10,249

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(264)	$(112)
Net realized gain (loss)	230	(538)
Realized gain distributions	2,125	2,066
Net change in unrealized appreciation (depreciation)	8,158	525

Increase (decrease) in net assets from operations	10,249	1,941

Contract owner transactions:
Proceeds from units sold	7,265	16,474
Cost of units redeemed	(6,213)	(8,177)
Account charges	(79)	(31)
Increase (decrease)	973	8,266
Net increase (decrease)	11,222	10,207
Net assets, beginning	18,210	8,003
Net assets, ending	$29,432	$18,210

Units sold	3,895	10,727
Units redeemed	(3,359)	(5,838)
Net increase (decrease)	536	4,889
Units outstanding, beginning	11,466	6,577
Units outstanding, ending	12,002	11,466

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,638
Cost of units redeemed/account charges	(14,521)
Net investment income (loss)	(449)
Net realized gain (loss)	(309)
Realized gain distributions	5,061
Net change in unrealized appreciation (depreciation)	7,012
Net assets	$29,432

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	12	$29	1.25%	54.4%	12/31/2020	$2.48	0	$0	1.00%	54.8%	12/31/2020	$2.51	0	$0	0.75%	55.2%
12/31/2019	1.59	11	18	1.25%	30.5%	12/31/2019	1.60	0	0	1.00%	30.9%	12/31/2019	1.62	0	0	0.75%	31.2%
12/31/2018	1.22	7	8	1.25%	-5.6%	12/31/2018	1.22	0	0	1.00%	-5.4%	12/31/2018	1.23	0	0	0.75%	-5.1%
12/31/2017	1.29	0	0	1.25%	20.3%	12/31/2017	1.29	0	0	1.00%	20.6%	12/31/2017	1.30	0	0	0.75%	20.9%
12/31/2016	1.07	0	0	1.25%	7.1%	12/31/2016	1.07	0	0	1.00%	7.3%	12/31/2016	1.07	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	0	$0	0.50%	55.6%	12/31/2020	$2.57	0	$0	0.25%	56.0%	12/31/2020	$2.60	0	$0	0.00%	56.4%
12/31/2019	1.63	0	0	0.50%	31.5%	12/31/2019	1.65	0	0	0.25%	31.8%	12/31/2019	1.66	0	0	0.00%	32.2%
12/31/2018	1.24	0	0	0.50%	-4.9%	12/31/2018	1.25	0	0	0.25%	-4.6%	12/31/2018	1.26	0	0	0.00%	-4.4%
12/31/2017	1.30	0	0	0.50%	21.2%	12/31/2017	1.31	0	0	0.25%	21.5%	12/31/2017	1.32	0	0	0.00%	21.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.08	0	0	0.25%	7.8%	12/31/2016	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund Advisor Class - 06-CNF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101	$99	10
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101	88	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$101	88

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net gain (loss)	2

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2	-

Increase (decrease) in net assets from operations	2	-

Contract owner transactions:
Proceeds from units sold	99	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	99	-
Net increase (decrease)	101	-
Net assets, beginning	-	-
Net assets, ending	$101	$-

Units sold	88	-
Units redeemed	-	-
Net increase (decrease)	88	-
Units outstanding, beginning	-	-
Units outstanding, ending	88	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$99
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net assets	$101

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	2.3%	12/31/2020	$1.16	0	$0	1.00%	2.6%	12/31/2020	$1.17	0	$0	0.75%	2.9%
12/31/2019	1.12	0	0	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.5%	12/31/2019	1.14	0	0	0.75%	7.7%
12/31/2018	1.05	0	0	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.6%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.08	0	0	1.25%	3.5%	12/31/2017	1.08	0	0	1.00%	3.7%	12/31/2017	1.09	0	0	0.75%	4.0%
12/31/2016	1.04	0	0	1.25%	4.1%	12/31/2016	1.04	0	0	1.00%	4.2%	12/31/2016	1.04	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	3.1%	12/31/2020	$1.20	0	$0	0.25%	3.4%	12/31/2020	$1.22	0	$0	0.00%	3.6%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.3%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	-2.1%	12/31/2018	1.07	0	0	0.25%	-1.9%	12/31/2018	1.08	0	0	0.00%	-1.6%
12/31/2017	1.09	0	0	0.50%	4.2%	12/31/2017	1.09	0	0	0.25%	4.5%	12/31/2017	1.10	0	0	0.00%	4.8%
12/31/2016	1.05	0	0	0.50%	4.6%	12/31/2016	1.05	0	0	0.25%	4.7%	12/31/2016	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund Advisor Class - 06-CNG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(184)
Net realized gain (loss)	-	(209)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	605

Increase (decrease) in net assets from operations	-	212

Contract owner transactions:
Proceeds from units sold	-	57
Cost of units redeemed	-	(4,331)
Account charges	-	-
Increase (decrease)	-	(4,274)
Net increase (decrease)	-	(4,062)
Net assets, beginning	-	4,062
Net assets, ending	$-	$-

Units sold	-	49
Units redeemed	-	(3,770)
Net increase (decrease)	-	(3,721)
Units outstanding, beginning	-	3,721
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$652,377
Cost of units redeemed/account charges	(683,997)
Net investment income (loss)	3,391
Net realized gain (loss)	28,229
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	-1.6%	12/31/2020	$1.21	0	$0	1.00%	-1.3%	12/31/2020	$1.23	0	$0	0.75%	-1.1%
12/31/2019	1.22	0	0	1.25%	11.6%	12/31/2019	1.23	0	0	1.00%	11.8%	12/31/2019	1.24	0	0	0.75%	12.1%
12/31/2018	1.09	4	4	1.25%	-16.1%	12/31/2018	1.10	0	0	1.00%	-15.8%	12/31/2018	1.11	0	0	0.75%	-15.6%
12/31/2017	1.30	146	190	1.25%	16.1%	12/31/2017	1.31	0	0	1.00%	16.4%	12/31/2017	1.31	0	0	0.75%	16.7%
12/31/2016	1.12	221	247	1.25%	12.0%	12/31/2016	1.12	0	0	1.00%	12.2%	12/31/2016	1.12	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	-0.9%	12/31/2020	$1.26	0	$0	0.25%	-0.6%	12/31/2020	$1.27	0	$0	0.00%	-0.4%
12/31/2019	1.25	0	0	0.50%	12.4%	12/31/2019	1.26	0	0	0.25%	12.7%	12/31/2019	1.27	0	0	0.00%	13.0%
12/31/2018	1.11	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.13	0	0	0.00%	-15.0%
12/31/2017	1.32	0	0	0.50%	17.0%	12/31/2017	1.32	0	0	0.25%	17.3%	12/31/2017	1.33	0	0	0.00%	17.6%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.13	0	0	0.25%	12.7%	12/31/2016	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	1.5%
2016	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund Advisor Class - 06-CNH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,476,095	$2,692,738	270,857
Receivables: investments sold	164,764
Payables: investments purchased	-
Net assets	$2,640,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,640,859	2,584,248	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$2,640,859	2,584,248

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$105,724
Mortality & expense charges	(28,123)
Net investment income (loss)	77,601

Gain (loss) on investments:
Net realized gain (loss)	(45,886)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(147,169)
Net gain (loss)	(193,055)

Increase (decrease) in net assets from operations	$(115,454)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$77,601	$72,993
Net realized gain (loss)	(45,886)	(46,604)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(147,169)	(19,675)

Increase (decrease) in net assets from operations	(115,454)	6,714

Contract owner transactions:
Proceeds from units sold	1,293,801	1,497,859
Cost of units redeemed	(515,844)	(913,357)
Account charges	(176)	(123)
Increase (decrease)	777,781	584,379
Net increase (decrease)	662,327	591,093
Net assets, beginning	1,978,532	1,387,439
Net assets, ending	$2,640,859	$1,978,532

Units sold	1,307,536	1,390,145
Units redeemed	(555,154)	(838,169)
Net increase (decrease)	752,382	551,976
Units outstanding, beginning	1,831,866	1,279,890
Units outstanding, ending	2,584,248	1,831,866

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,846,469
Cost of units redeemed/account charges	(2,155,183)
Net investment income (loss)	244,194
Net realized gain (loss)	(77,978)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(216,643)
Net assets	$2,640,859

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	2,584	$2,641	1.25%	-5.4%	12/31/2020	$1.03	0	$0	1.00%	-5.1%	12/31/2020	$1.05	0	$0	0.75%	-4.9%
12/31/2019	1.08	1,832	1,979	1.25%	-0.4%	12/31/2019	1.09	0	0	1.00%	-0.1%	12/31/2019	1.10	0	0	0.75%	0.1%
12/31/2018	1.08	1,280	1,387	1.25%	0.2%	12/31/2018	1.09	0	0	1.00%	0.4%	12/31/2018	1.10	0	0	0.75%	0.7%
12/31/2017	1.08	1,170	1,266	1.25%	1.4%	12/31/2017	1.09	0	0	1.00%	1.6%	12/31/2017	1.09	0	0	0.75%	1.9%
12/31/2016	1.07	766	818	1.25%	6.8%	12/31/2016	1.07	0	0	1.00%	6.9%	12/31/2016	1.07	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	-4.7%	12/31/2020	$1.07	0	$0	0.25%	-4.4%	12/31/2020	$1.08	0	$0	0.00%	-4.2%
12/31/2019	1.11	0	0	0.50%	0.4%	12/31/2019	1.12	0	0	0.25%	0.6%	12/31/2019	1.13	0	0	0.00%	0.9%
12/31/2018	1.11	0	0	0.50%	0.9%	12/31/2018	1.11	0	0	0.25%	1.2%	12/31/2018	1.12	0	0	0.00%	1.4%
12/31/2017	1.10	0	0	0.50%	2.1%	12/31/2017	1.10	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.6%
12/31/2016	1.07	0	0	0.50%	7.3%	12/31/2016	1.07	0	0	0.25%	7.4%	12/31/2016	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	5.4%
2018	6.1%
2017	4.0%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$228,146
Cost of units redeemed/account charges	(225,966)
Net investment income (loss)	102
Net realized gain (loss)	(3,233)
Realized gain distributions	951
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	1.25%	4.7%	12/31/2020	$1.33	0	$0	1.00%	4.9%	12/31/2020	$1.35	0	$0	0.75%	5.2%
12/31/2019	1.26	0	0	1.25%	13.7%	12/31/2019	1.27	0	0	1.00%	14.0%	12/31/2019	1.28	0	0	0.75%	14.2%
12/31/2018	1.11	0	0	1.25%	-15.4%	12/31/2018	1.12	0	0	1.00%	-15.2%	12/31/2018	1.12	0	0	0.75%	-15.0%
12/31/2017	1.31	9	12	1.25%	16.6%	12/31/2017	1.32	0	0	1.00%	16.9%	12/31/2017	1.32	0	0	0.75%	17.2%
12/31/2016	1.12	0	0	1.25%	12.4%	12/31/2016	1.13	0	0	1.00%	12.5%	12/31/2016	1.13	0	0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	5.5%	12/31/2020	$1.38	0	$0	0.25%	5.7%	12/31/2020	$1.40	0	$0	0.00%	6.0%
12/31/2019	1.30	0	0	0.50%	14.5%	12/31/2019	1.31	0	0	0.25%	14.8%	12/31/2019	1.32	0	0	0.00%	15.1%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.14	0	0	0.25%	-14.5%	12/31/2018	1.15	0	0	0.00%	-14.3%
12/31/2017	1.33	0	0	0.50%	17.5%	12/31/2017	1.33	0	0	0.25%	17.8%	12/31/2017	1.34	0	0	0.00%	18.1%
12/31/2016	1.13	0	0	0.50%	12.9%	12/31/2016	1.13	0	0	0.25%	13.1%	12/31/2016	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	3.7%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Opportunities Fund Advisor Class - 06-CNW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,265	$12,226	275
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$16,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,259	6,634	$2.45
Band 100	-	-	2.48
Band 75	-	-	2.51
Band 50	-	-	2.54
Band 25	-	-	2.57
Band 0	-	-	2.60
Total	$16,259	6,634

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(152)
Net investment income (loss)	(152)

Gain (loss) on investments:
Net realized gain (loss)	22
Realized gain distributions	808
Net change in unrealized appreciation (depreciation)	4,031
Net gain (loss)	4,861

Increase (decrease) in net assets from operations	$4,709
Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(152)	$(66)
Net realized gain (loss)	22	1
Realized gain distributions	808	704
Net change in unrealized appreciation (depreciation)	4,031	224

Increase (decrease) in net assets from operations	4,709	863

Contract owner transactions:
Proceeds from units sold	1,973	7,638
Cost of units redeemed	-	-
Account charges	(65)	(35)
Increase (decrease)	1,908	7,603
Net increase (decrease)	6,617	8,466
Net assets, beginning	9,642	1,176
Net assets, ending	$16,259	$9,642

Units sold	1,004	4,769
Units redeemed	(32)	(22)
Net increase (decrease)	972	4,747
Units outstanding, beginning	5,662	915
Units outstanding, ending	6,634	5,662

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,876
Cost of units redeemed/account charges	(104)
Net investment income (loss)	(228)
Net realized gain (loss)	23
Realized gain distributions	1,653
Net change in unrealized appreciation (depreciation)	4,039
Net assets	$16,259

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	7	$16	1.25%	43.9%	12/31/2020	$2.48	0	$0	1.00%	44.3%	12/31/2020	$2.51	0	$0	0.75%	44.6%
12/31/2019	1.70	6	10	1.25%	32.5%	12/31/2019	1.72	0	0	1.00%	32.8%	12/31/2019	1.73	0	0	0.75%	33.1%
12/31/2018	1.29	1	1	1.25%	-2.0%	12/31/2018	1.29	0	0	1.00%	-1.8%	12/31/2018	1.30	0	0	0.75%	-1.5%
12/31/2017	1.31	0	0	1.25%	27.4%	12/31/2017	1.32	0	0	1.00%	27.7%	12/31/2017	1.32	0	0	0.75%	28.1%
12/31/2016	1.03	0	0	1.25%	3.0%	12/31/2016	1.03	0	0	1.00%	3.1%	12/31/2016	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	0	$0	0.50%	45.0%	12/31/2020	$2.57	0	$0	0.25%	45.4%	12/31/2020	$2.60	0	$0	0.00%	45.7%
12/31/2019	1.75	0	0	0.50%	33.5%	12/31/2019	1.77	0	0	0.25%	33.8%	12/31/2019	1.78	0	0	0.00%	34.1%
12/31/2018	1.31	0	0	0.50%	-1.3%	12/31/2018	1.32	0	0	0.25%	-1.0%	12/31/2018	1.33	0	0	0.00%	-0.8%
12/31/2017	1.33	0	0	0.50%	28.4%	12/31/2017	1.33	0	0	0.25%	28.7%	12/31/2017	1.34	0	0	0.00%	29.0%
12/31/2016	1.03	0	0	0.50%	3.4%	12/31/2016	1.04	0	0	0.25%	3.6%	12/31/2016	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund R6 Class - 06-CXH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,482,956	$1,498,163	156,883
Receivables: investments sold	12,144
Payables: investments purchased	-
Net assets	$1,495,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,495,100	1,340,661	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,495,100	1,340,661

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$59,500
Mortality & expense charges	(16,787)
Net investment income (loss)	42,713

Gain (loss) on investments:
Net realized gain (loss)	(18,175)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,846
Net gain (loss)	(7,329)

Increase (decrease) in net assets from operations	$35,384

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,713	$37,670
Net realized gain (loss)	(18,175)	(621)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	10,846	26,667

Increase (decrease) in net assets from operations	35,384	63,716

Contract owner transactions:
Proceeds from units sold	523,816	341,682
Cost of units redeemed	(294,575)	(13,695)
Account charges	(203)	(143)
Increase (decrease)	229,038	327,844
Net increase (decrease)	264,422	391,560
Net assets, beginning	1,230,678	839,118
Net assets, ending	$1,495,100	$1,230,678

Units sold	486,351	317,152
Units redeemed	(276,320)	(13,059)
Net increase (decrease)	210,031	304,093
Units outstanding, beginning	1,130,630	826,537
Units outstanding, ending	1,340,661	1,130,630

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,992,057
Cost of units redeemed/account charges	(1,579,089)
Net investment income (loss)	120,602
Net realized gain (loss)	(23,263)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(15,207)
Net assets	$1,495,100

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	1,341	$1,495	1.25%	2.5%	12/31/2020	$1.13	0	$0	1.00%	2.7%	12/31/2020	$1.14	0	$0	0.75%	3.0%
12/31/2019	1.09	1,131	1,231	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.8%
12/31/2018	1.02	827	839	1.25%	-2.6%	12/31/2018	1.02	0	0	1.00%	-2.4%	12/31/2018	1.03	0	0	0.75%	-2.1%
12/31/2017	1.04	890	928	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	3.2%	12/31/2020	$1.16	0	$0	0.25%	3.5%	12/31/2020	$1.17	0	$0	0.00%	3.7%
12/31/2019	1.11	0	0	0.50%	8.0%	12/31/2019	1.12	0	0	0.25%	8.3%	12/31/2019	1.13	0	0	0.00%	8.6%
12/31/2018	1.03	0	0	0.50%	-1.9%	12/31/2018	1.04	0	0	0.25%	-1.6%	12/31/2018	1.04	0	0	0.00%	-1.4%
12/31/2017	1.05	0	0	0.50%	4.4%	12/31/2017	1.05	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	4.9%
2018	4.5%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund R6 Class - 06-FGT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,018,601	$1,095,431	105,821
Receivables: investments sold	13,160
Payables: investments purchased	-
Net assets	$1,031,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,553	575,527	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	468,208	454,473	1.03
Total	$1,031,761	1,030,000

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$131,146
Mortality & expense charges	(26,517)
Net investment income (loss)	104,629

Gain (loss) on investments:
Net realized gain (loss)	(386,862)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	106,405
Net gain (loss)	(280,457)

Increase (decrease) in net assets from operations	$(175,828)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$104,629	$154,497
Net realized gain (loss)	(386,862)	(30,017)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	106,405	(116,080)

Increase (decrease) in net assets from operations	(175,828)	8,400

Contract owner transactions:
Proceeds from units sold	768,506	2,103,379
Cost of units redeemed	(2,798,851)	(1,377,225)
Account charges	(7,628)	(7,692)
Increase (decrease)	(2,037,973)	718,462
Net increase (decrease)	(2,213,801)	726,862
Net assets, beginning	3,245,562	2,518,700
Net assets, ending	$1,031,761	$3,245,562

Units sold	842,547	2,064,486
Units redeemed	(2,930,100)	(1,360,557)
Net increase (decrease)	(2,087,553)	703,929
Units outstanding, beginning	3,117,553	2,413,624
Units outstanding, ending	1,030,000	3,117,553

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,156,600
Cost of units redeemed/account charges	(5,964,424)
Net investment income (loss)	391,816
Net realized gain (loss)	(475,401)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(76,830)
Net assets	$1,031,761

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	576	$564	1.25%	-5.2%	12/31/2020	$0.99	0	$0	1.00%	-5.0%	12/31/2020	$1.00	0	$0	0.75%	-4.8%
12/31/2019	1.03	2,529	2,613	1.25%	-0.2%	12/31/2019	1.04	0	0	1.00%	0.0%	12/31/2019	1.05	0	0	0.75%	0.3%
12/31/2018	1.04	1,739	1,802	1.25%	0.3%	12/31/2018	1.04	0	0	1.00%	0.5%	12/31/2018	1.05	0	0	0.75%	0.8%
12/31/2017	1.03	162	167	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.04	0	0	0.75%	2.0%
12/31/2016	1.02	0	0	1.25%	1.7%	12/31/2016	1.02	0	0	1.00%	1.8%	12/31/2016	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	-4.5%	12/31/2020	$1.02	0	$0	0.25%	-4.3%	12/31/2020	$1.03	454	$468	0.00%	-4.1%
12/31/2019	1.06	0	0	0.50%	0.5%	12/31/2019	1.07	0	0	0.25%	0.8%	12/31/2019	1.07	589	632	0.00%	1.0%
12/31/2018	1.05	0	0	0.50%	1.1%	12/31/2018	1.06	0	0	0.25%	1.3%	12/31/2018	1.06	674	717	0.00%	1.6%
12/31/2017	1.04	0	0	0.50%	2.3%	12/31/2017	1.04	0	0	0.25%	2.5%	12/31/2017	1.05	550	576	0.00%	2.8%
12/31/2016	1.02	0	0	0.50%	1.8%	12/31/2016	1.02	0	0	0.25%	1.8%	12/31/2016	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.1%
2019	6.3%
2018	7.8%
2017	5.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund R6 Class - 06-FNP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,551	$101,214	4,757
Receivables: investments sold	-
Payables: investments purchased	(2,013)
Net assets	$94,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,538	67,888	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$94,538	67,888

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,286
Mortality & expense charges	(989)
Net investment income (loss)	1,297

Gain (loss) on investments:
Net realized gain (loss)	1,961
Realized gain distributions	6,499
Net change in unrealized appreciation (depreciation)	(13,738)
Net gain (loss)	(5,278)

Increase (decrease) in net assets from operations	$(3,981)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,297	$837
Net realized gain (loss)	1,961	99
Realized gain distributions	6,499	995
Net change in unrealized appreciation (depreciation)	(13,738)	10,032

Increase (decrease) in net assets from operations	(3,981)	11,963

Contract owner transactions:
Proceeds from units sold	91,602	22,863
Cost of units redeemed	(70,751)	(574)
Account charges	(84)	(57)
Increase (decrease)	20,767	22,232
Net increase (decrease)	16,786	34,195
Net assets, beginning	77,752	43,557
Net assets, ending	$94,538	$77,752

Units sold	65,429	16,572
Units redeemed	(51,765)	(478)
Net increase (decrease)	13,664	16,094
Units outstanding, beginning	54,224	38,130
Units outstanding, ending	67,888	54,224

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$195,734
Cost of units redeemed/account charges	(110,063)
Net investment income (loss)	2,846
Net realized gain (loss)	1,847
Realized gain distributions	8,837
Net change in unrealized appreciation (depreciation)	(4,663)
Net assets	$94,538

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	68	$95	1.25%	-2.9%	12/31/2020	$1.41	0	$0	1.00%	-2.6%	12/31/2020	$1.42	0	$0	0.75%	-2.4%
12/31/2019	1.43	54	78	1.25%	25.5%	12/31/2019	1.44	0	0	1.00%	25.8%	12/31/2019	1.46	0	0	0.75%	26.2%
12/31/2018	1.14	38	44	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	34	38	1.25%	9.5%	12/31/2017	1.13	0	0	1.00%	9.8%	12/31/2017	1.13	0	0	0.75%	10.0%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.7%	12/31/2016	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	-2.2%	12/31/2020	$1.45	0	$0	0.25%	-1.9%	12/31/2020	$1.47	0	$0	0.00%	-1.7%
12/31/2019	1.47	0	0	0.50%	26.5%	12/31/2019	1.48	0	0	0.25%	26.8%	12/31/2019	1.49	0	0	0.00%	27.1%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.17	0	0	0.25%	2.7%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.14	0	0	0.00%	10.9%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	2.5%
2018	2.9%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund Advisor Class - 06-FPC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,196	$185,012	9,351
Receivables: investments sold	1,534
Payables: investments purchased	-
Net assets	$185,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,730	133,910	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$185,730	133,910

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,008
Mortality & expense charges	(2,763)
Net investment income (loss)	3,245

Gain (loss) on investments:
Net realized gain (loss)	(14,711)
Realized gain distributions	12,872
Net change in unrealized appreciation (depreciation)	(41,621)
Net gain (loss)	(43,460)

Increase (decrease) in net assets from operations	$(40,215)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,245	$4,545
Net realized gain (loss)	(14,711)	817
Realized gain distributions	12,872	5,484
Net change in unrealized appreciation (depreciation)	(41,621)	59,730

Increase (decrease) in net assets from operations	(40,215)	70,576

Contract owner transactions:
Proceeds from units sold	18,712	37,335
Cost of units redeemed	(159,427)	(10,435)
Account charges	(29)	(215)
Increase (decrease)	(140,744)	26,685
Net increase (decrease)	(180,959)	97,261
Net assets, beginning	366,689	269,428
Net assets, ending	$185,730	$366,689

Units sold	14,007	29,657
Units redeemed	(136,530)	(9,411)
Net increase (decrease)	(122,523)	20,246
Units outstanding, beginning	256,433	236,187
Units outstanding, ending	133,910	256,433

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$338,145
Cost of units redeemed/account charges	(179,884)
Net investment income (loss)	13,716
Net realized gain (loss)	(15,505)
Realized gain distributions	30,074
Net change in unrealized appreciation (depreciation)	(816)
Net assets	$185,730

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	134	$186	1.25%	-3.0%	12/31/2020	$1.40	0	$0	1.00%	-2.8%	12/31/2020	$1.42	0	$0	0.75%	-2.5%
12/31/2019	1.43	256	367	1.25%	25.4%	12/31/2019	1.44	0	0	1.00%	25.7%	12/31/2019	1.45	0	0	0.75%	26.0%
12/31/2018	1.14	236	269	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	208	233	1.25%	9.4%	12/31/2017	1.13	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	9.9%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.7%	12/31/2016	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	-2.3%	12/31/2020	$1.44	0	$0	0.25%	-2.0%	12/31/2020	$1.46	0	$0	0.00%	-1.8%
12/31/2019	1.46	0	0	0.50%	26.3%	12/31/2019	1.47	0	0	0.25%	26.6%	12/31/2019	1.49	0	0	0.00%	26.9%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.16	0	0	0.25%	2.6%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.13	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.7%
2018	2.9%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund R Class - 06-FPN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,631	$14,940	995
Receivables: investments sold	4,883
Payables: investments purchased	-
Net assets	$19,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,514	14,349	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$19,514	14,349

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$301
Mortality & expense charges	(172)
Net investment income (loss)	129

Gain (loss) on investments:
Net realized gain (loss)	1,799
Realized gain distributions	965
Net change in unrealized appreciation (depreciation)	(2,771)
Net gain (loss)	(7)

Increase (decrease) in net assets from operations	$122

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$129	$203
Net realized gain (loss)	1,799	83
Realized gain distributions	965	378
Net change in unrealized appreciation (depreciation)	(2,771)	3,757

Increase (decrease) in net assets from operations	122	4,421

Contract owner transactions:
Proceeds from units sold	7,019	6,679
Cost of units redeemed	(12,485)	(2,208)
Account charges	-	-
Increase (decrease)	(5,466)	4,471
Net increase (decrease)	(5,344)	8,892
Net assets, beginning	24,858	15,966
Net assets, ending	$19,514	$24,858

Units sold	5,224	5,255
Units redeemed	(8,527)	(1,745)
Net increase (decrease)	(3,303)	3,510
Units outstanding, beginning	17,652	14,142
Units outstanding, ending	14,349	17,652

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$55,658
Cost of units redeemed/account charges	(38,966)
Net investment income (loss)	686
Net realized gain (loss)	(14)
Realized gain distributions	2,459
Net change in unrealized appreciation (depreciation)	(309)
Net assets	$19,514

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	14	$20	1.25%	-3.4%	12/31/2020	$1.37	0	$0	1.00%	-3.2%	12/31/2020	$1.39	0	$0	0.75%	-2.9%
12/31/2019	1.41	18	25	1.25%	24.7%	12/31/2019	1.42	0	0	1.00%	25.0%	12/31/2019	1.43	0	0	0.75%	25.4%
12/31/2018	1.13	14	16	1.25%	1.1%	12/31/2018	1.13	0	0	1.00%	1.3%	12/31/2018	1.14	0	0	0.75%	1.6%
12/31/2017	1.12	31	35	1.25%	8.9%	12/31/2017	1.12	0	0	1.00%	9.1%	12/31/2017	1.12	0	0	0.75%	9.4%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.6%	12/31/2016	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	-2.7%	12/31/2020	$1.42	0	$0	0.25%	-2.5%	12/31/2020	$1.43	0	$0	0.00%	-2.2%
12/31/2019	1.44	0	0	0.50%	25.7%	12/31/2019	1.45	0	0	0.25%	26.0%	12/31/2019	1.46	0	0	0.00%	26.3%
12/31/2018	1.15	0	0	0.50%	1.8%	12/31/2018	1.15	0	0	0.25%	2.1%	12/31/2018	1.16	0	0	0.00%	2.3%
12/31/2017	1.13	0	0	0.50%	9.7%	12/31/2017	1.13	0	0	0.25%	10.0%	12/31/2017	1.13	0	0	0.00%	10.2%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.3%
2018	1.4%
2017	1.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Series R6 Class - 06-FXP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$630,787	$513,810	4,594
Receivables: investments sold	-
Payables: investments purchased	(7,257)
Net assets	$623,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$623,530	348,085	$1.79
Band 100	-	-	1.81
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.87
Total	$623,530	348,085

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,023
Mortality & expense charges	(6,989)
Net investment income (loss)	(4,966)

Gain (loss) on investments:
Net realized gain (loss)	15,138
Realized gain distributions	45,393
Net change in unrealized appreciation (depreciation)	90,402
Net gain (loss)	150,933

Increase (decrease) in net assets from operations	$145,967

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,966)	$(736)
Net realized gain (loss)	15,138	(23)
Realized gain distributions	45,393	27,548
Net change in unrealized appreciation (depreciation)	90,402	38,221

Increase (decrease) in net assets from operations	145,967	65,010

Contract owner transactions:
Proceeds from units sold	67,471	449,724
Cost of units redeemed	(147,765)	(10,485)
Account charges	(2,258)	(1,586)
Increase (decrease)	(82,552)	437,653
Net increase (decrease)	63,415	502,663
Net assets, beginning	560,115	57,452
Net assets, ending	$623,530	$560,115

Units sold	44,732	359,744
Units redeemed	(101,417)	(9,366)
Net increase (decrease)	(56,685)	350,378
Units outstanding, beginning	404,770	54,392
Units outstanding, ending	348,085	404,770

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$656,361
Cost of units redeemed/account charges	(233,119)
Net investment income (loss)	(5,394)
Net realized gain (loss)	15,099
Realized gain distributions	73,606
Net change in unrealized appreciation (depreciation)	116,977
Net assets	$623,530

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	348	$624	1.25%	29.5%	12/31/2020	$1.81	0	$0	1.00%	29.8%	12/31/2020	$1.82	0	$0	0.75%	30.1%
12/31/2019	1.38	405	560	1.25%	31.0%	12/31/2019	1.39	0	0	1.00%	31.3%	12/31/2019	1.40	0	0	0.75%	31.7%
12/31/2018	1.06	54	57	1.25%	-4.3%	12/31/2018	1.06	0	0	1.00%	-4.0%	12/31/2018	1.06	0	0	0.75%	-3.8%
12/31/2017	1.10	0	0	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	0	$0	0.50%	30.4%	12/31/2020	$1.86	0	$0	0.25%	30.7%	12/31/2020	$1.87	0	$0	0.00%	31.1%
12/31/2019	1.41	0	0	0.50%	32.0%	12/31/2019	1.42	0	0	0.25%	32.3%	12/31/2019	1.43	0	0	0.00%	32.7%
12/31/2018	1.07	0	0	0.50%	-3.6%	12/31/2018	1.07	0	0	0.25%	-3.3%	12/31/2018	1.08	0	0	0.00%	-3.1%
12/31/2017	1.11	0	0	0.50%	10.8%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.3%
2018	1.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund R6 Class - 06-GKR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,675	$141,925	70,950
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$161,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,767	145,872	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$161,767	145,872

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,910
Mortality & expense charges	(1,494)
Net investment income (loss)	5,416

Gain (loss) on investments:
Net realized gain (loss)	4,710
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,750
Net gain (loss)	24,460

Increase (decrease) in net assets from operations	$29,876

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,416	$-
Net realized gain (loss)	4,710	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	19,750	-

Increase (decrease) in net assets from operations	29,876	-

Contract owner transactions:
Proceeds from units sold	196,073	-
Cost of units redeemed	(64,173)	-
Account charges	(9)	-
Increase (decrease)	131,891	-
Net increase (decrease)	161,767	-
Net assets, beginning	-	-
Net assets, ending	$161,767	$-

Units sold	208,279	-
Units redeemed	(62,407)	-
Net increase (decrease)	145,872	-
Units outstanding, beginning	-	-
Units outstanding, ending	145,872	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$196,073
Cost of units redeemed/account charges	(64,182)
Net investment income (loss)	5,416
Net realized gain (loss)	4,710
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,750
Net assets	$161,767

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	146	$162	1.25%	2.5%	12/31/2020	$1.12	0	$0	1.00%	2.7%	12/31/2020	$1.13	0	$0	0.75%	3.0%
12/31/2019	1.08	0	0	1.25%	14.6%	12/31/2019	1.09	0	0	1.00%	14.9%	12/31/2019	1.09	0	0	0.75%	15.2%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.95	0	0	1.00%	-6.1%	12/31/2018	0.95	0	0	0.75%	-5.9%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	3.3%	12/31/2020	$1.14	0	$0	0.25%	3.5%	12/31/2020	$1.15	0	$0	0.00%	3.8%
12/31/2019	1.10	0	0	0.50%	15.5%	12/31/2019	1.10	0	0	0.25%	15.8%	12/31/2019	1.11	0	0	0.00%	16.1%
12/31/2018	0.95	0	0	0.50%	-5.7%	12/31/2018	0.95	0	0	0.25%	-5.4%	12/31/2018	0.96	0	0	0.00%	-5.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	8.5%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$1,965
Net realized gain (loss)	-	2,545
Realized gain distributions	-	4,903
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	9,413

Contract owner transactions:
Proceeds from units sold	-	99,618
Cost of units redeemed	-	(109,031)
Account charges	-	-
Increase (decrease)	-	(9,413)
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	98,364
Units redeemed	-	(98,364)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$99,618
Cost of units redeemed/account charges	(109,031)
Net investment income (loss)	1,965
Net realized gain (loss)	2,545
Realized gain distributions	4,903
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	1.25%	-5.5%	12/31/2020	$1.06	0	$0	1.00%	-5.2%	12/31/2020	$1.07	0	$0	0.75%	-5.0%
12/31/2019	1.11	0	0	1.25%	23.2%	12/31/2019	1.12	0	0	1.00%	23.6%	12/31/2019	1.12	0	0	0.75%	23.9%
12/31/2018	0.90	0	0	1.25%	-11.8%	12/31/2018	0.90	0	0	1.00%	-11.6%	12/31/2018	0.91	0	0	0.75%	-11.3%
12/31/2017	1.02	0	0	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	-4.7%	12/31/2020	$1.09	0	$0	0.25%	-4.5%	12/31/2020	$1.10	0	$0	0.00%	-4.3%
12/31/2019	1.13	0	0	0.50%	24.2%	12/31/2019	1.14	0	0	0.25%	24.5%	12/31/2019	1.15	0	0	0.00%	24.8%
12/31/2018	0.91	0	0	0.50%	-11.1%	12/31/2018	0.91	0	0	0.25%	-10.9%	12/31/2018	0.92	0	0	0.00%	-10.7%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund R6 Class - 06-GKT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,430	$395,673	9,062
Receivables: investments sold	-
Payables: investments purchased	(6,470)
Net assets	$482,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$482,960	417,127	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$482,960	417,127

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,914
Mortality & expense charges	(2,469)
Net investment income (loss)	2,445

Gain (loss) on investments:
Net realized gain (loss)	(17,704)
Realized gain distributions	6,717
Net change in unrealized appreciation (depreciation)	95,534
Net gain (loss)	84,547

Increase (decrease) in net assets from operations	$86,992

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,445	$643
Net realized gain (loss)	(17,704)	1,590
Realized gain distributions	6,717	2,610
Net change in unrealized appreciation (depreciation)	95,534	(1,664)

Increase (decrease) in net assets from operations	86,992	3,179

Contract owner transactions:
Proceeds from units sold	521,142	67,706
Cost of units redeemed	(140,165)	(56,385)
Account charges	(117)	(1)
Increase (decrease)	380,860	11,320
Net increase (decrease)	467,852	14,499
Net assets, beginning	15,108	609
Net assets, ending	$482,960	$15,108

Units sold	545,766	64,032
Units redeemed	(142,277)	(51,081)
Net increase (decrease)	403,489	12,951
Units outstanding, beginning	13,638	687
Units outstanding, ending	417,127	13,638

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$589,497
Cost of units redeemed/account charges	(196,669)
Net investment income (loss)	3,094
Net realized gain (loss)	(16,114)
Realized gain distributions	9,395
Net change in unrealized appreciation (depreciation)	93,757
Net assets	$482,960

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	417	$483	1.25%	4.5%	12/31/2020	$1.17	0	$0	1.00%	4.8%	12/31/2020	$1.18	0	$0	0.75%	5.0%
12/31/2019	1.11	14	15	1.25%	25.0%	12/31/2019	1.11	0	0	1.00%	25.3%	12/31/2019	1.12	0	0	0.75%	25.6%
12/31/2018	0.89	1	1	1.25%	-13.4%	12/31/2018	0.89	0	0	1.00%	-13.2%	12/31/2018	0.89	0	0	0.75%	-13.0%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	5.3%	12/31/2020	$1.19	0	$0	0.25%	5.6%	12/31/2020	$1.20	0	$0	0.00%	5.8%
12/31/2019	1.12	0	0	0.50%	26.0%	12/31/2019	1.13	0	0	0.25%	26.3%	12/31/2019	1.14	0	0	0.00%	26.6%
12/31/2018	0.89	0	0	0.50%	-12.7%	12/31/2018	0.90	0	0	0.25%	-12.5%	12/31/2018	0.90	0	0	0.00%	-12.3%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	10.6%
2018	2.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund R6 Class - 06-GCR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,742	$57,216	9,110
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$63,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,770	65,241	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$63,770	65,241

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,087
Mortality & expense charges	(367)
Net investment income (loss)	720

Gain (loss) on investments:
Net realized gain (loss)	(613)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,261
Net gain (loss)	2,648

Increase (decrease) in net assets from operations	$3,368

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$720	$2,652
Net realized gain (loss)	(613)	13,533
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,261	16,862

Increase (decrease) in net assets from operations	3,368	33,047

Contract owner transactions:
Proceeds from units sold	88,162	143,328
Cost of units redeemed	(88,477)	(406,388)
Account charges	-	(1,019)
Increase (decrease)	(315)	(264,079)
Net increase (decrease)	3,053	(231,032)
Net assets, beginning	60,717	291,749
Net assets, ending	$63,770	$60,717

Units sold	104,175	154,695
Units redeemed	(100,212)	(422,119)
Net increase (decrease)	3,963	(267,424)
Units outstanding, beginning	61,278	328,702
Units outstanding, ending	65,241	61,278

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$535,505
Cost of units redeemed/account charges	(503,460)
Net investment income (loss)	12,288
Net realized gain (loss)	12,911
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,526
Net assets	$63,770

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	65	$64	1.25%	-1.4%	12/31/2020	$0.99	0	$0	1.00%	-1.1%	12/31/2020	$0.99	0	$0	0.75%	-0.9%
12/31/2019	0.99	61	61	1.25%	11.6%	12/31/2019	1.00	0	0	1.00%	11.9%	12/31/2019	1.00	0	0	0.75%	12.2%
12/31/2018	0.89	329	292	1.25%	-15.9%	12/31/2018	0.89	0	0	1.00%	-15.7%	12/31/2018	0.89	0	0	0.75%	-15.5%
12/31/2017	1.06	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	0.50%	-0.6%	12/31/2020	$1.01	0	$0	0.25%	-0.4%	12/31/2020	$1.02	0	$0	0.00%	-0.1%
12/31/2019	1.01	0	0	0.50%	12.5%	12/31/2019	1.02	0	0	0.25%	12.8%	12/31/2019	1.02	0	0	0.00%	13.0%
12/31/2018	0.90	0	0	0.50%	-15.3%	12/31/2018	0.90	0	0	0.25%	-15.1%	12/31/2018	0.90	0	0	0.00%	-14.8%
12/31/2017	1.06	0	0	0.50%	6.0%	12/31/2017	1.06	0	0	0.25%	6.1%	12/31/2017	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	3.9%
2018	6.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	2.4%	12/31/2020	$1.07	0	$0	1.00%	2.7%	12/31/2020	$1.08	0	$0	0.75%	2.9%
12/31/2019	1.04	0	0	1.25%	4.3%	12/31/2019	1.05	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	3.2%	12/31/2020	$1.09	0	$0	0.25%	3.5%	12/31/2020	$1.09	0	$0	0.00%	3.7%
12/31/2019	1.05	0	0	0.50%	5.0%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin International Growth Fund R6 Class - 06-3T4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,859,889	$1,700,478	85,279
Receivables: investments sold	-
Payables: investments purchased	(16,150)
Net assets	$1,843,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,843,739	1,114,052	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$1,843,739	1,114,052

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,042
Mortality & expense charges	(3,980)
Net investment income (loss)	(1,938)

Gain (loss) on investments:
Net realized gain (loss)	784
Realized gain distributions	37,014
Net change in unrealized appreciation (depreciation)	159,411
Net gain (loss)	197,209

Increase (decrease) in net assets from operations	$195,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,938)	$-
Net realized gain (loss)	784	-
Realized gain distributions	37,014	-
Net change in unrealized appreciation (depreciation)	159,411	-

Increase (decrease) in net assets from operations	195,271	-

Contract owner transactions:
Proceeds from units sold	1,822,976	-
Cost of units redeemed	(171,807)	-
Account charges	(2,701)	-
Increase (decrease)	1,648,468	-
Net increase (decrease)	1,843,739	-
Net assets, beginning	-	-
Net assets, ending	$1,843,739	$-

Units sold	1,229,348	-
Units redeemed	(115,296)	-
Net increase (decrease)	1,114,052	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,114,052	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,822,976
Cost of units redeemed/account charges	(174,508)
Net investment income (loss)	(1,938)
Net realized gain (loss)	784
Realized gain distributions	37,014
Net change in unrealized appreciation (depreciation)	159,411
Net assets	$1,843,739

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	1,114	$1,844	1.25%	31.4%	12/31/2020	$1.66	0	$0	1.00%	31.7%	12/31/2020	$1.67	0	$0	0.75%	32.0%
12/31/2019	1.26	0	0	1.25%	26.0%	12/31/2019	1.26	0	0	1.00%	26.3%	12/31/2019	1.27	0	0	0.75%	26.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	32.4%	12/31/2020	$1.69	0	$0	0.25%	32.7%	12/31/2020	$1.70	0	$0	0.00%	33.0%
12/31/2019	1.27	0	0	0.50%	26.9%	12/31/2019	1.27	0	0	0.25%	27.2%	12/31/2019	1.27	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.88
Band 75	-	-	1.89
Band 50	-	-	1.90
Band 25	-	-	1.91
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	0	$0	1.25%	54.6%	12/31/2020	$1.88	0	$0	1.00%	55.0%	12/31/2020	$1.89	0	$0	0.75%	55.4%
12/31/2019	1.21	0	0	1.25%	21.1%	12/31/2019	1.21	0	0	1.00%	21.4%	12/31/2019	1.22	0	0	0.75%	21.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.90	0	$0	0.50%	55.8%	12/31/2020	$1.91	0	$0	0.25%	56.2%	12/31/2020	$1.92	0	$0	0.00%	56.6%
12/31/2019	1.22	0	0	0.50%	22.0%	12/31/2019	1.22	0	0	0.25%	22.3%	12/31/2019	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Rising Dividends Fund R6 Class - 06-3T7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	1.25%	15.2%	12/31/2020	$1.43	0	$0	1.00%	15.5%	12/31/2020	$1.43	0	$0	0.75%	15.8%
12/31/2019	1.23	0	0	1.25%	23.3%	12/31/2019	1.24	0	0	1.00%	23.6%	12/31/2019	1.24	0	0	0.75%	23.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	16.1%	12/31/2020	$1.45	0	$0	0.25%	16.4%	12/31/2020	$1.46	0	$0	0.00%	16.7%
12/31/2019	1.24	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Growth Fund R6 Class - 06-3T9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,546	$238,335	8,159
Receivables: investments sold	646
Payables: investments purchased	-
Net assets	$253,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,733	13,469	$1.69
Band 100	-	-	1.70
Band 75	230,459	135,227	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$253,192	148,696

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(319)
Net investment income (loss)	(319)

Gain (loss) on investments:
Net realized gain (loss)	1,313
Realized gain distributions	18,517
Net change in unrealized appreciation (depreciation)	14,211
Net gain (loss)	34,041

Increase (decrease) in net assets from operations	$33,722

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(319)	$-
Net realized gain (loss)	1,313	-
Realized gain distributions	18,517	-
Net change in unrealized appreciation (depreciation)	14,211	-

Increase (decrease) in net assets from operations	33,722	-

Contract owner transactions:
Proceeds from units sold	233,851	-
Cost of units redeemed	(14,376)	-
Account charges	(5)	-
Increase (decrease)	219,470	-
Net increase (decrease)	253,192	-
Net assets, beginning	-	-
Net assets, ending	$253,192	$-

Units sold	157,683	-
Units redeemed	(8,987)	-
Net increase (decrease)	148,696	-
Units outstanding, beginning	-	-
Units outstanding, ending	148,696	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$233,851
Cost of units redeemed/account charges	(14,381)
Net investment income (loss)	(319)
Net realized gain (loss)	1,313
Realized gain distributions	18,517
Net change in unrealized appreciation (depreciation)	14,211
Net assets	$253,192

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	13	$23	1.25%	40.0%	12/31/2020	$1.70	0	$0	1.00%	40.3%	12/31/2020	$1.70	135	$230	0.75%	40.7%
12/31/2019	1.21	0	0	1.25%	20.6%	12/31/2019	1.21	0	0	1.00%	20.8%	12/31/2019	1.21	0	0	0.75%	21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	41.0%	12/31/2020	$1.72	0	$0	0.25%	41.4%	12/31/2020	$1.73	0	$0	0.00%	41.8%
12/31/2019	1.21	0	0	0.50%	21.4%	12/31/2019	1.22	0	0	0.25%	21.7%	12/31/2019	1.22	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Managed Income Fund R6 Class - 06-3TN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	4.4%	12/31/2020	$1.19	0	$0	1.00%	4.6%	12/31/2020	$1.19	0	$0	0.75%	4.9%
12/31/2019	1.13	0	0	1.25%	13.1%	12/31/2019	1.13	0	0	1.00%	13.4%	12/31/2019	1.14	0	0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	5.2%	12/31/2020	$1.20	0	$0	0.25%	5.4%	12/31/2020	$1.21	0	$0	0.00%	5.7%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.2%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Equity Income Fund R6 Class - 06-3T3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	4.7%	12/31/2020	$1.25	0	$0	1.00%	5.0%	12/31/2020	$1.25	0	$0	0.75%	5.2%
12/31/2019	1.19	0	0	1.25%	18.7%	12/31/2019	1.19	0	0	1.00%	19.0%	12/31/2019	1.19	0	0	0.75%	19.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	5.5%	12/31/2020	$1.27	0	$0	0.25%	5.8%	12/31/2020	$1.27	0	$0	0.00%	6.0%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.8%	12/31/2019	1.20	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	1.25%	-3.0%	12/31/2020	$1.04	0	$0	1.00%	-2.8%	12/31/2020	$1.05	0	$0	0.75%	-2.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	-2.3%	12/31/2020	$1.06	0	$0	0.25%	-2.0%	12/31/2020	$1.06	0	$0	0.00%	-1.8%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin DynaTech Fund R6 Class - 06-3RY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$512,881	$409,092	3,479
Receivables: investments sold	-
Payables: investments purchased	(3,057)
Net assets	$509,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509,824	260,846	$1.95
Band 100	-	-	1.96
Band 75	-	-	1.97
Band 50	-	-	1.98
Band 25	-	-	1.99
Band 0	-	-	2.00
Total	$509,824	260,846

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,398)
Net investment income (loss)	(2,398)

Gain (loss) on investments:
Net realized gain (loss)	11,414
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	103,789
Net gain (loss)	115,203

Increase (decrease) in net assets from operations	$112,805

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,398)	$-
Net realized gain (loss)	11,414	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	103,789	-

Increase (decrease) in net assets from operations	112,805	-

Contract owner transactions:
Proceeds from units sold	508,781	-
Cost of units redeemed	(111,737)	-
Account charges	(25)	-
Increase (decrease)	397,019	-
Net increase (decrease)	509,824	-
Net assets, beginning	-	-
Net assets, ending	$509,824	$-

Units sold	325,640	-
Units redeemed	(64,794)	-
Net increase (decrease)	260,846	-
Units outstanding, beginning	-	-
Units outstanding, ending	260,846	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$508,781
Cost of units redeemed/account charges	(111,762)
Net investment income (loss)	(2,398)
Net realized gain (loss)	11,414
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	103,789
Net assets	$509,824

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	261	$510	1.25%	56.3%	12/31/2020	$1.96	0	$0	1.00%	56.7%	12/31/2020	$1.97	0	$0	0.75%	57.0%
12/31/2019	1.25	0	0	1.25%	25.1%	12/31/2019	1.25	0	0	1.00%	25.4%	12/31/2019	1.26	0	0	0.75%	25.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	57.4%	12/31/2020	$1.99	0	$0	0.25%	57.8%	12/31/2020	$2.00	0	$0	0.00%	58.2%
12/31/2019	1.26	0	0	0.50%	26.0%	12/31/2019	1.26	0	0	0.25%	26.3%	12/31/2019	1.27	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Opportunities Fund R Class - 06-4PN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	9.3%	12/31/2020	$1.09	0	$0	1.00%	9.3%	12/31/2020	$1.09	0	$0	0.75%	9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	9.4%	12/31/2020	$1.09	0	$0	0.25%	9.5%	12/31/2020	$1.10	0	$0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	7.8%	12/31/2020	$1.08	0	$0	1.00%	7.9%	12/31/2020	$1.08	0	$0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	8.0%	12/31/2020	$1.08	0	$0	0.25%	8.0%	12/31/2020	$1.08	0	$0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Credit Fund Institutional Class - 06-GKV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	5.0%	12/31/2020	$1.12	0	$0	1.00%	5.3%	12/31/2020	$1.13	0	$0	0.75%	5.6%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.07	0	0	0.75%	6.4%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.01	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.8%	12/31/2020	$1.15	0	$0	0.25%	6.1%	12/31/2020	$1.16	0	$0	0.00%	6.4%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.08	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.1%	12/31/2017	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.80
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	1.25%	31.0%	12/31/2020	$1.77	0	$0	1.00%	31.4%	12/31/2020	$1.79	0	$0	0.75%	31.7%
12/31/2019	1.34	0	0	1.25%	31.8%	12/31/2019	1.35	0	0	1.00%	32.2%	12/31/2019	1.36	0	0	0.75%	32.5%
12/31/2018	1.02	0	0	1.25%	1.7%	12/31/2018	1.02	0	0	1.00%	1.9%	12/31/2018	1.02	0	0	0.75%	2.2%
12/31/2017	1.00	0	0	1.25%	0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	32.0%	12/31/2020	$1.81	0	$0	0.25%	32.4%	12/31/2020	$1.83	0	$0	0.00%	32.7%
12/31/2019	1.36	0	0	0.50%	32.8%	12/31/2019	1.37	0	0	0.25%	33.2%	12/31/2019	1.38	0	0	0.00%	33.5%
12/31/2018	1.03	0	0	0.50%	2.5%	12/31/2018	1.03	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	3.0%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.2%	12/31/2017	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Total Return Bond Fund Institutional Class - 06-GKX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	1.25%	2.2%	12/31/2020	$1.07	0	$0	1.00%	2.5%	12/31/2020	$1.08	0	$0	0.75%	2.7%
12/31/2019	1.04	0	0	1.25%	4.1%	12/31/2019	1.05	0	0	1.00%	4.3%	12/31/2019	1.05	0	0	0.75%	4.6%
12/31/2018	1.00	0	0	1.25%	0.1%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	3.0%	12/31/2020	$1.10	0	$0	0.25%	3.2%	12/31/2020	$1.11	0	$0	0.00%	3.5%
12/31/2019	1.06	0	0	0.50%	4.9%	12/31/2019	1.06	0	0	0.25%	5.1%	12/31/2019	1.07	0	0	0.00%	5.4%
12/31/2018	1.01	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.1%	12/31/2018	1.01	0	0	0.00%	1.4%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund Service Class - 06-729
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,590	$90,916	5,988
Receivables: investments sold	-
Payables: investments purchased	(676)
Net assets	$84,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,914	27,226	$3.12
Band 100	-	-	3.18
Band 75	-	-	3.25
Band 50	-	-	3.31
Band 25	-	-	3.38
Band 0	-	-	3.45
Total	$84,914	27,226

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(811)
Net investment income (loss)	(811)

Gain (loss) on investments:
Net realized gain (loss)	(1,257)
Realized gain distributions	18,814
Net change in unrealized appreciation (depreciation)	8,301
Net gain (loss)	25,858

Increase (decrease) in net assets from operations	$25,047

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(811)	$(621)
Net realized gain (loss)	(1,257)	(12,654)
Realized gain distributions	18,814	15,631
Net change in unrealized appreciation (depreciation)	8,301	12,077

Increase (decrease) in net assets from operations	25,047	14,433

Contract owner transactions:
Proceeds from units sold	8,918	7,156
Cost of units redeemed	(4,965)	(25,413)
Account charges	(36)	(33)
Increase (decrease)	3,917	(18,290)
Net increase (decrease)	28,964	(3,857)
Net assets, beginning	55,950	59,807
Net assets, ending	$84,914	$55,950

Units sold	5,023	3,628
Units redeemed	(3,325)	(14,232)
Net increase (decrease)	1,698	(10,604)
Units outstanding, beginning	25,528	36,132
Units outstanding, ending	27,226	25,528

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$433,724
Cost of units redeemed/account charges	(412,403)
Net investment income (loss)	(7,963)
Net realized gain (loss)	(46,890)
Realized gain distributions	123,772
Net change in unrealized appreciation (depreciation)	(5,326)
Net assets	$84,914

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	27	$85	1.25%	42.3%	12/31/2020	$3.18	0	$0	1.00%	42.7%	12/31/2020	$3.25	0	$0	0.75%	43.0%
12/31/2019	2.19	26	56	1.25%	32.4%	12/31/2019	2.23	0	0	1.00%	32.7%	12/31/2019	2.27	0	0	0.75%	33.1%
12/31/2018	1.66	36	60	1.25%	-6.6%	12/31/2018	1.68	0	0	1.00%	-6.4%	12/31/2018	1.71	0	0	0.75%	-6.2%
12/31/2017	1.77	82	145	1.25%	25.0%	12/31/2017	1.80	0	0	1.00%	25.4%	12/31/2017	1.82	0	0	0.75%	25.7%
12/31/2016	1.42	78	111	1.25%	-0.3%	12/31/2016	1.43	0	0	1.00%	0.0%	12/31/2016	1.45	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.31	0	$0	0.50%	43.4%	12/31/2020	$3.38	0	$0	0.25%	43.7%	12/31/2020	$3.45	0	$0	0.00%	44.1%
12/31/2019	2.31	0	0	0.50%	33.4%	12/31/2019	2.35	0	0	0.25%	33.7%	12/31/2019	2.40	0	0	0.00%	34.1%
12/31/2018	1.73	0	0	0.50%	-5.9%	12/31/2018	1.76	0	0	0.25%	-5.7%	12/31/2018	1.79	0	0	0.00%	-5.4%
12/31/2017	1.84	0	0	0.50%	26.0%	12/31/2017	1.87	0	0	0.25%	26.3%	12/31/2017	1.89	0	0	0.00%	26.6%
12/31/2016	1.46	0	0	0.50%	0.5%	12/31/2016	1.48	0	0	0.25%	0.7%	12/31/2016	1.49	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,432	$129,896	7,611
Receivables: investments sold	-
Payables: investments purchased	(592)
Net assets	$138,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,538	16,948	$3.22
Band 100	-	-	3.28
Band 75	-	-	3.35
Band 50	-	-	3.42
Band 25	-	-	3.49
Band 0	84,302	23,668	3.56
Total	$138,840	40,616

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(74)
Net investment income (loss)	(74)

Gain (loss) on investments:
Net realized gain (loss)	(425,335)
Realized gain distributions	16,048
Net change in unrealized appreciation (depreciation)	533,508
Net gain (loss)	124,221

Increase (decrease) in net assets from operations	$124,147

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74)	$(2,206)
Net realized gain (loss)	(425,335)	(152,515)
Realized gain distributions	16,048	660,370
Net change in unrealized appreciation (depreciation)	533,508	251,173

Increase (decrease) in net assets from operations	124,147	756,822

Contract owner transactions:
Proceeds from units sold	140,957	468,477
Cost of units redeemed	(2,860,373)	(811,782)
Account charges	(91)	(387)
Increase (decrease)	(2,719,507)	(343,692)
Net increase (decrease)	(2,595,360)	413,130
Net assets, beginning	2,734,200	2,321,070
Net assets, ending	$138,840	$2,734,200

Units sold	51,441	213,273
Units redeemed	(1,121,177)	(388,027)
Net increase (decrease)	(1,069,736)	(174,754)
Units outstanding, beginning	1,110,352	1,285,106
Units outstanding, ending	40,616	1,110,352

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,120,135
Cost of units redeemed/account charges	(18,725,834)
Net investment income (loss)	(176,080)
Net realized gain (loss)	(1,476,453)
Realized gain distributions	3,387,536
Net change in unrealized appreciation (depreciation)	9,536
Net assets	$138,840

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.22	17	$55	1.25%	42.8%	12/31/2020	$3.28	0	$0	1.00%	43.2%	12/31/2020	$3.35	0	$0	0.75%	43.5%
12/31/2019	2.25	2	4	1.25%	33.0%	12/31/2019	2.29	0	0	1.00%	33.4%	12/31/2019	2.33	0	0	0.75%	33.7%
12/31/2018	1.69	212	360	1.25%	-6.3%	12/31/2018	1.72	0	0	1.00%	-6.0%	12/31/2018	1.75	0	0	0.75%	-5.8%
12/31/2017	1.81	837	1,513	1.25%	25.5%	12/31/2017	1.83	0	0	1.00%	25.8%	12/31/2017	1.85	0	0	0.75%	26.1%
12/31/2016	1.44	1,259	1,813	1.25%	0.2%	12/31/2016	1.45	0	0	1.00%	0.4%	12/31/2016	1.47	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	0	$0	0.50%	43.9%	12/31/2020	$3.49	0	$0	0.25%	44.3%	12/31/2020	$3.56	24	$84	0.00%	44.6%
12/31/2019	2.38	0	0	0.50%	34.0%	12/31/2019	2.42	0	0	0.25%	34.4%	12/31/2019	2.46	1,108	2,730	0.00%	34.7%
12/31/2018	1.77	0	0	0.50%	-5.6%	12/31/2018	1.80	0	0	0.25%	-5.3%	12/31/2018	1.83	1,073	1,961	0.00%	-5.1%
12/31/2017	1.88	0	0	0.50%	26.4%	12/31/2017	1.90	0	0	0.25%	26.8%	12/31/2017	1.93	1,012	1,949	0.00%	27.1%
12/31/2016	1.48	0	0	0.50%	0.9%	12/31/2016	1.50	0	0	0.25%	1.2%	12/31/2016	1.52	962	1,458	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$212,418	$180,796	11,924
Receivables: investments sold	195
Payables: investments purchased	-
Net assets	$212,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212,613	130,552	$1.63
Band 100	-	-	1.69
Band 75	-	-	1.75
Band 50	-	-	1.81
Band 25	-	-	1.88
Band 0	-	-	1.94
Total	$212,613	130,552

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,115
Mortality & expense charges	(2,333)
Net investment income (loss)	(218)

Gain (loss) on investments:
Net realized gain (loss)	1,984
Realized gain distributions	3,960
Net change in unrealized appreciation (depreciation)	18,511
Net gain (loss)	24,455

Increase (decrease) in net assets from operations	$24,237

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(218)	$1,333
Net realized gain (loss)	1,984	436
Realized gain distributions	3,960	3,081
Net change in unrealized appreciation (depreciation)	18,511	24,887

Increase (decrease) in net assets from operations	24,237	29,737

Contract owner transactions:
Proceeds from units sold	29,654	29,556
Cost of units redeemed	(27,825)	(7,810)
Account charges	(12)	(10)
Increase (decrease)	1,817	21,736
Net increase (decrease)	26,054	51,473
Net assets, beginning	186,559	135,086
Net assets, ending	$212,613	$186,559

Units sold	21,245	22,068
Units redeemed	(19,498)	(5,725)
Net increase (decrease)	1,747	16,343
Units outstanding, beginning	128,805	112,462
Units outstanding, ending	130,552	128,805

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$251,574
Cost of units redeemed/account charges	(89,343)
Net investment income (loss)	4,828
Net realized gain (loss)	6,887
Realized gain distributions	7,045
Net change in unrealized appreciation (depreciation)	31,622
Net assets	$212,613

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	131	$213	1.25%	12.4%	12/31/2020	$1.69	0	$0	1.00%	12.7%	12/31/2020	$1.75	0	$0	0.75%	13.0%
12/31/2019	1.45	129	187	1.25%	20.6%	12/31/2019	1.50	0	0	1.00%	20.9%	12/31/2019	1.55	0	0	0.75%	21.2%
12/31/2018	1.20	112	135	1.25%	-12.2%	12/31/2018	1.24	0	0	1.00%	-11.9%	12/31/2018	1.28	0	0	0.75%	-11.7%
12/31/2017	1.37	105	143	1.25%	19.4%	12/31/2017	1.41	0	0	1.00%	19.7%	12/31/2017	1.45	0	0	0.75%	20.0%
12/31/2016	1.15	0	0	1.25%	4.6%	12/31/2016	1.18	0	0	1.00%	4.9%	12/31/2016	1.21	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.81	0	$0	0.50%	13.3%	12/31/2020	$1.88	0	$0	0.25%	13.6%	12/31/2020	$1.94	0	$0	0.00%	13.9%
12/31/2019	1.60	0	0	0.50%	21.5%	12/31/2019	1.65	0	0	0.25%	21.8%	12/31/2019	1.71	0	0	0.00%	22.1%
12/31/2018	1.32	0	0	0.50%	-11.5%	12/31/2018	1.36	0	0	0.25%	-11.3%	12/31/2018	1.40	0	0	0.00%	-11.1%
12/31/2017	1.49	0	0	0.50%	20.3%	12/31/2017	1.53	0	0	0.25%	20.6%	12/31/2017	1.57	0	0	0.00%	20.9%
12/31/2016	1.24	0	0	0.50%	5.4%	12/31/2016	1.27	0	0	0.25%	5.7%	12/31/2016	1.30	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	2.1%
2018	2.3%
2017	4.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,457	$57,736	4,065
Receivables: investments sold	151
Payables: investments purchased	-
Net assets	$72,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,608	41,582	$1.75
Band 100	-	-	1.81
Band 75	-	-	1.87
Band 50	-	-	1.94
Band 25	-	-	2.01
Band 0	-	-	2.08
Total	$72,608	41,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,087
Mortality & expense charges	(723)
Net investment income (loss)	364

Gain (loss) on investments:
Net realized gain (loss)	45
Realized gain distributions	1,352
Net change in unrealized appreciation (depreciation)	7,614
Net gain (loss)	9,011

Increase (decrease) in net assets from operations	$9,375

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$364	$572
Net realized gain (loss)	45	557
Realized gain distributions	1,352	825
Net change in unrealized appreciation (depreciation)	7,614	6,639

Increase (decrease) in net assets from operations	9,375	8,593

Contract owner transactions:
Proceeds from units sold	13,040	6,474
Cost of units redeemed	-	(3,680)
Account charges	(41)	(12)
Increase (decrease)	12,999	2,782
Net increase (decrease)	22,374	11,375
Net assets, beginning	50,234	38,859
Net assets, ending	$72,608	$50,234

Units sold	9,124	4,546
Units redeemed	(26)	(2,530)
Net increase (decrease)	9,098	2,016
Units outstanding, beginning	32,484	30,468
Units outstanding, ending	41,582	32,484

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$405,650
Cost of units redeemed/account charges	(311,123)
Net investment income (loss)	15,718
Net realized gain (loss)	(67,642)
Realized gain distributions	15,284
Net change in unrealized appreciation (depreciation)	14,721
Net assets	$72,608

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	42	$73	1.25%	12.9%	12/31/2020	$1.81	0	$0	1.00%	13.2%	12/31/2020	$1.87	0	$0	0.75%	13.5%
12/31/2019	1.55	32	50	1.25%	21.2%	12/31/2019	1.60	0	0	1.00%	21.6%	12/31/2019	1.65	0	0	0.75%	21.9%
12/31/2018	1.28	30	39	1.25%	-11.8%	12/31/2018	1.31	0	0	1.00%	-11.5%	12/31/2018	1.36	0	0	0.75%	-11.3%
12/31/2017	1.45	22	32	1.25%	20.0%	12/31/2017	1.49	0	0	1.00%	20.3%	12/31/2017	1.53	0	0	0.75%	20.6%
12/31/2016	1.20	19	23	1.25%	5.1%	12/31/2016	1.24	0	0	1.00%	5.4%	12/31/2016	1.27	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	0	$0	0.50%	13.8%	12/31/2020	$2.01	0	$0	0.25%	14.0%	12/31/2020	$2.08	0	$0	0.00%	14.3%
12/31/2019	1.71	0	0	0.50%	22.2%	12/31/2019	1.76	0	0	0.25%	22.5%	12/31/2019	1.82	0	0	0.00%	22.8%
12/31/2018	1.40	0	0	0.50%	-11.1%	12/31/2018	1.44	0	0	0.25%	-10.9%	12/31/2018	1.49	0	0	0.00%	-10.7%
12/31/2017	1.57	0	0	0.50%	20.9%	12/31/2017	1.62	0	0	0.25%	21.2%	12/31/2017	1.66	0	0	0.00%	21.5%
12/31/2016	1.30	0	0	0.50%	5.9%	12/31/2016	1.33	0	0	0.25%	6.2%	12/31/2016	1.37	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	3.2%
2017	3.1%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund Service Class - 06-368
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,328	$292,370	23,736
Receivables: investments sold	582
Payables: investments purchased	-
Net assets	$320,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,130	209,282	$1.07
Band 100	-	-	1.11
Band 75	-	-	1.14
Band 50	-	-	1.18
Band 25	-	-	1.22
Band 0	96,780	76,686	1.26
Total	$320,910	285,968

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,429
Mortality & expense charges	(2,707)
Net investment income (loss)	1,722

Gain (loss) on investments:
Net realized gain (loss)	(17,034)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,368
Net gain (loss)	6,334

Increase (decrease) in net assets from operations	$8,056

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,722	$3,767
Net realized gain (loss)	(17,034)	(2,968)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	23,368	54,659

Increase (decrease) in net assets from operations	8,056	55,458

Contract owner transactions:
Proceeds from units sold	42,803	81,001
Cost of units redeemed	(102,207)	(86,570)
Account charges	(209)	(113)
Increase (decrease)	(59,613)	(5,682)
Net increase (decrease)	(51,557)	49,776
Net assets, beginning	372,467	322,691
Net assets, ending	$320,910	$372,467

Units sold	50,142	86,040
Units redeemed	(120,275)	(90,754)
Net increase (decrease)	(70,133)	(4,714)
Units outstanding, beginning	356,101	360,815
Units outstanding, ending	285,968	356,101

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,223,373
Cost of units redeemed/account charges	(1,014,071)
Net investment income (loss)	16,102
Net realized gain (loss)	67,548
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,958
Net assets	$320,910

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	209	$224	1.25%	6.0%	12/31/2020	$1.11	0	$0	1.00%	6.2%	12/31/2020	$1.14	0	$0	0.75%	6.5%
12/31/2019	1.01	280	284	1.25%	16.4%	12/31/2019	1.04	0	0	1.00%	16.7%	12/31/2019	1.07	0	0	0.75%	17.0%
12/31/2018	0.87	288	250	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.92	0	0	0.75%	-16.8%
12/31/2017	1.05	455	477	1.25%	27.3%	12/31/2017	1.08	0	0	1.00%	27.6%	12/31/2017	1.10	0	0	0.75%	28.0%
12/31/2016	0.82	143	118	1.25%	2.1%	12/31/2016	0.84	0	0	1.00%	2.3%	12/31/2016	0.86	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	6.7%	12/31/2020	$1.22	0	$0	0.25%	7.0%	12/31/2020	$1.26	77	$97	0.00%	7.3%
12/31/2019	1.11	0	0	0.50%	17.3%	12/31/2019	1.14	0	0	0.25%	17.6%	12/31/2019	1.18	76	89	0.00%	17.9%
12/31/2018	0.94	0	0	0.50%	-16.6%	12/31/2018	0.97	0	0	0.25%	-16.4%	12/31/2018	1.00	72	72	0.00%	-16.1%
12/31/2017	1.13	0	0	0.50%	28.3%	12/31/2017	1.16	0	0	0.25%	28.6%	12/31/2017	1.19	4	5	0.00%	28.9%
12/31/2016	0.88	0	0	0.50%	2.8%	12/31/2016	0.90	0	0	0.25%	3.1%	12/31/2016	0.92	2	2	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.1%
2018	1.1%
2017	2.0%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,142,373	$1,891,528	156,906
Receivables: investments sold	15,086
Payables: investments purchased	-
Net assets	$2,157,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,157,459	1,886,138	$1.14
Band 100	-	-	1.18
Band 75	-	-	1.22
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.35
Total	$2,157,459	1,886,138

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$39,048
Mortality & expense charges	(28,140)
Net investment income (loss)	10,908

Gain (loss) on investments:
Net realized gain (loss)	(212,988)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	49,520
Net gain (loss)	(163,468)

Increase (decrease) in net assets from operations	$(152,560)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,908	$41,956
Net realized gain (loss)	(212,988)	(3,402)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	49,520	400,114

Increase (decrease) in net assets from operations	(152,560)	438,668

Contract owner transactions:
Proceeds from units sold	362,187	1,430,007
Cost of units redeemed	(1,374,866)	(449,547)
Account charges	(2,974)	(2,471)
Increase (decrease)	(1,015,653)	977,989
Net increase (decrease)	(1,168,213)	1,416,657
Net assets, beginning	3,325,672	1,909,015
Net assets, ending	$2,157,459	$3,325,672

Units sold	391,886	1,469,404
Units redeemed	(1,601,966)	(453,525)
Net increase (decrease)	(1,210,080)	1,015,879
Units outstanding, beginning	3,096,218	2,080,339
Units outstanding, ending	1,886,138	3,096,218

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,932,719
Cost of units redeemed/account charges	(4,096,031)
Net investment income (loss)	111,716
Net realized gain (loss)	(41,790)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	250,845
Net assets	$2,157,459

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	1,886	$2,157	1.25%	6.5%	12/31/2020	$1.18	0	$0	1.00%	6.8%	12/31/2020	$1.22	0	$0	0.75%	7.0%
12/31/2019	1.07	3,096	3,326	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.3%	12/31/2019	1.14	0	0	0.75%	17.6%
12/31/2018	0.92	2,080	1,909	1.25%	-16.8%	12/31/2018	0.94	0	0	1.00%	-16.6%	12/31/2018	0.97	0	0	0.75%	-16.4%
12/31/2017	1.10	1,190	1,313	1.25%	28.1%	12/31/2017	1.13	0	0	1.00%	28.4%	12/31/2017	1.16	0	0	0.75%	28.7%
12/31/2016	0.86	319	275	1.25%	2.6%	12/31/2016	0.88	0	0	1.00%	2.8%	12/31/2016	0.90	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	7.3%	12/31/2020	$1.30	0	$0	0.25%	7.6%	12/31/2020	$1.35	0	$0	0.00%	7.8%
12/31/2019	1.18	0	0	0.50%	17.9%	12/31/2019	1.21	0	0	0.25%	18.2%	12/31/2019	1.25	0	0	0.00%	18.5%
12/31/2018	1.00	0	0	0.50%	-16.2%	12/31/2018	1.03	0	0	0.25%	-16.0%	12/31/2018	1.05	0	0	0.00%	-15.8%
12/31/2017	1.19	0	0	0.50%	29.0%	12/31/2017	1.22	0	0	0.25%	29.3%	12/31/2017	1.25	0	0	0.00%	29.7%
12/31/2016	0.92	0	0	0.50%	3.4%	12/31/2016	0.94	0	0	0.25%	3.6%	12/31/2016	0.97	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	3.0%
2018	2.1%
2017	2.6%
2016	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15
Mortality & expense charges	(26)
Net investment income (loss)	(11)

Gain (loss) on investments:
Net realized gain (loss)	(293)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(354)
Net gain (loss)	(647)

Increase (decrease) in net assets from operations	$(658)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11)	$(98)
Net realized gain (loss)	(293)	(1,983)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(354)	13,981

Increase (decrease) in net assets from operations	(658)	11,900

Contract owner transactions:
Proceeds from units sold	-	12,559
Cost of units redeemed	(4,861)	(87,708)
Account charges	-	-
Increase (decrease)	(4,861)	(75,149)
Net increase (decrease)	(5,519)	(63,249)
Net assets, beginning	5,519	68,768
Net assets, ending	$-	$5,519

Units sold	-	9,554
Units redeemed	(3,902)	(63,439)
Net increase (decrease)	(3,902)	(53,885)
Units outstanding, beginning	3,902	57,787
Units outstanding, ending	-	3,902

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$433,668
Cost of units redeemed/account charges	(443,483)
Net investment income (loss)	(557)
Net realized gain (loss)	(5,161)
Realized gain distributions	15,533
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	1.25%	-0.3%	12/31/2020	$1.43	0	$0	1.00%	0.0%	12/31/2020	$1.46	0	$0	0.75%	0.2%
12/31/2019	1.41	4	6	1.25%	18.9%	12/31/2019	1.43	0	0	1.00%	19.2%	12/31/2019	1.45	0	0	0.75%	19.5%
12/31/2018	1.19	58	69	1.25%	-10.4%	12/31/2018	1.20	0	0	1.00%	-10.1%	12/31/2018	1.22	0	0	0.75%	-9.9%
12/31/2017	1.33	47	62	1.25%	17.3%	12/31/2017	1.34	0	0	1.00%	17.6%	12/31/2017	1.35	0	0	0.75%	17.9%
12/31/2016	1.13	107	121	1.25%	12.9%	12/31/2016	1.14	0	0	1.00%	13.2%	12/31/2016	1.15	0	0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	0.5%	12/31/2020	$1.51	0	$0	0.25%	0.7%	12/31/2020	$1.53	0	$0	0.00%	1.0%
12/31/2019	1.47	0	0	0.50%	19.8%	12/31/2019	1.49	0	0	0.25%	20.1%	12/31/2019	1.52	0	0	0.00%	20.4%
12/31/2018	1.23	0	0	0.50%	-9.7%	12/31/2018	1.24	0	0	0.25%	-9.4%	12/31/2018	1.26	0	0	0.00%	-9.2%
12/31/2017	1.36	0	0	0.50%	18.2%	12/31/2017	1.37	0	0	0.25%	18.5%	12/31/2017	1.39	0	0	0.00%	18.8%
12/31/2016	1.15	0	0	0.50%	13.8%	12/31/2016	1.16	0	0	0.25%	14.0%	12/31/2016	1.17	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.4%
2018	4.2%
2017	0.8%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,424	$4,726	246
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,424	3,756	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$5,424	3,756

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,108
Mortality & expense charges	(1,369)
Net investment income (loss)	(261)

Gain (loss) on investments:
Net realized gain (loss)	97,453
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(116,832)
Net gain (loss)	(19,379)

Increase (decrease) in net assets from operations	$(19,640)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(261)	$23,411
Net realized gain (loss)	97,453	101,491
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(116,832)	250,989

Increase (decrease) in net assets from operations	(19,640)	375,891

Contract owner transactions:
Proceeds from units sold	27,381	438,361
Cost of units redeemed	(1,385,791)	(1,340,257)
Account charges	(6)	(237)
Increase (decrease)	(1,358,416)	(902,133)
Net increase (decrease)	(1,378,056)	(526,242)
Net assets, beginning	1,383,480	1,909,722
Net assets, ending	$5,424	$1,383,480

Units sold	19,536	315,876
Units redeemed	(924,080)	(937,756)
Net increase (decrease)	(904,544)	(621,880)
Units outstanding, beginning	908,300	1,530,180
Units outstanding, ending	3,756	908,300

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,866,255
Cost of units redeemed/account charges	(7,598,342)
Net investment income (loss)	76,539
Net realized gain (loss)	471,058
Realized gain distributions	189,216
Net change in unrealized appreciation (depreciation)	698
Net assets	$5,424

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	4	$5	1.25%	0.1%	12/31/2020	$1.47	0	$0	1.00%	0.3%	12/31/2020	$1.49	0	$0	0.75%	0.6%
12/31/2019	1.44	201	291	1.25%	19.4%	12/31/2019	1.46	0	0	1.00%	19.6%	12/31/2019	1.48	0	0	0.75%	19.9%
12/31/2018	1.21	680	822	1.25%	-10.1%	12/31/2018	1.22	0	0	1.00%	-9.9%	12/31/2018	1.24	0	0	0.75%	-9.6%
12/31/2017	1.34	1,735	2,332	1.25%	17.8%	12/31/2017	1.36	0	0	1.00%	18.1%	12/31/2017	1.37	0	0	0.75%	18.4%
12/31/2016	1.14	1,704	1,944	1.25%	13.3%	12/31/2016	1.15	0	0	1.00%	13.6%	12/31/2016	1.16	0	0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	0.8%	12/31/2020	$1.54	0	$0	0.25%	1.1%	12/31/2020	$1.57	0	$0	0.00%	1.3%
12/31/2019	1.50	0	0	0.50%	20.2%	12/31/2019	1.52	0	0	0.25%	20.5%	12/31/2019	1.55	707	1,093	0.00%	20.9%
12/31/2018	1.25	0	0	0.50%	-9.4%	12/31/2018	1.26	0	0	0.25%	-9.2%	12/31/2018	1.28	850	1,087	0.00%	-8.9%
12/31/2017	1.38	0	0	0.50%	18.7%	12/31/2017	1.39	0	0	0.25%	19.0%	12/31/2017	1.40	632	888	0.00%	19.3%
12/31/2016	1.16	0	0	0.50%	14.2%	12/31/2016	1.17	0	0	0.25%	14.5%	12/31/2016	1.18	623	733	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	2.1%
2018	1.9%
2017	1.9%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund Service Class - 06-253
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,649,177	$1,537,071	46,095
Receivables: investments sold	14,414
Payables: investments purchased	-
Net assets	$1,663,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,169,785	532,996	$2.19
Band 100	493,806	217,152	2.27
Band 75	-	-	2.36
Band 50	-	-	2.44
Band 25	-	-	2.53
Band 0	-	-	2.62
Total	$1,663,591	750,148

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,609
Mortality & expense charges	(16,896)
Net investment income (loss)	(13,287)

Gain (loss) on investments:
Net realized gain (loss)	(37,371)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	142,388
Net gain (loss)	105,017

Increase (decrease) in net assets from operations	$91,730

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,287)	$(13,122)
Net realized gain (loss)	(37,371)	(108,813)
Realized gain distributions	-	43,005
Net change in unrealized appreciation (depreciation)	142,388	536,712

Increase (decrease) in net assets from operations	91,730	457,782

Contract owner transactions:
Proceeds from units sold	151,691	160,838
Cost of units redeemed	(311,678)	(583,105)
Account charges	(268)	(274)
Increase (decrease)	(160,255)	(422,541)
Net increase (decrease)	(68,525)	35,241
Net assets, beginning	1,732,116	1,696,875
Net assets, ending	$1,663,591	$1,732,116

Units sold	82,528	99,513
Units redeemed	(166,938)	(326,602)
Net increase (decrease)	(84,410)	(227,089)
Units outstanding, beginning	834,558	1,061,647
Units outstanding, ending	750,148	834,558

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,389,393
Cost of units redeemed/account charges	(25,609,878)
Net investment income (loss)	(293,201)
Net realized gain (loss)	(1,274,942)
Realized gain distributions	4,340,113
Net change in unrealized appreciation (depreciation)	112,106
Net assets	$1,663,591

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	533	$1,170	1.25%	6.9%	12/31/2020	$2.27	217	$494	1.00%	7.2%	12/31/2020	$2.36	0	$0	0.75%	7.5%
12/31/2019	2.05	558	1,146	1.25%	29.7%	12/31/2019	2.12	276	586	1.00%	30.0%	12/31/2019	2.19	0	0	0.75%	30.4%
12/31/2018	1.58	717	1,134	1.25%	-12.1%	12/31/2018	1.63	345	562	1.00%	-11.8%	12/31/2018	1.68	0	0	0.75%	-11.6%
12/31/2017	1.80	946	1,702	1.25%	9.2%	12/31/2017	1.85	440	815	1.00%	9.5%	12/31/2017	1.90	0	0	0.75%	9.7%
12/31/2016	1.65	1,282	2,112	1.25%	11.3%	12/31/2016	1.69	555	938	1.00%	11.6%	12/31/2016	1.73	0	0	0.75%	11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	0	$0	0.50%	7.7%	12/31/2020	$2.53	0	$0	0.25%	8.0%	12/31/2020	$2.62	0	$0	0.00%	8.3%
12/31/2019	2.27	0	0	0.50%	30.7%	12/31/2019	2.34	0	0	0.25%	31.0%	12/31/2019	2.42	0	0	0.00%	31.3%
12/31/2018	1.73	0	0	0.50%	-11.4%	12/31/2018	1.79	0	0	0.25%	-11.2%	12/31/2018	1.84	0	0	0.00%	-10.9%
12/31/2017	1.96	0	0	0.50%	10.0%	12/31/2017	2.01	0	0	0.25%	10.3%	12/31/2017	2.07	0	0	0.00%	10.6%
12/31/2016	1.78	0	0	0.50%	12.2%	12/31/2016	1.82	0	0	0.25%	12.4%	12/31/2016	1.87	27	50	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.4%
2018	0.3%
2017	0.4%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,102,991	$948,113	29,534
Receivables: investments sold	-
Payables: investments purchased	(452)
Net assets	$1,102,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,102,539	467,973	$2.36
Band 100	-	-	2.44
Band 75	-	-	2.53
Band 50	-	-	2.62
Band 25	-	-	2.72
Band 0	-	-	2.81
Total	$1,102,539	467,973

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,699
Mortality & expense charges	(11,457)
Net investment income (loss)	(3,758)

Gain (loss) on investments:
Net realized gain (loss)	(1,374)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	85,705
Net gain (loss)	84,331

Increase (decrease) in net assets from operations	$80,573

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,758)	$(11,831)
Net realized gain (loss)	(1,374)	(287,968)
Realized gain distributions	-	23,772
Net change in unrealized appreciation (depreciation)	85,705	741,023

Increase (decrease) in net assets from operations	80,573	464,996

Contract owner transactions:
Proceeds from units sold	136,197	213,637
Cost of units redeemed	(131,935)	(1,829,231)
Account charges	(724)	(907)
Increase (decrease)	3,538	(1,616,501)
Net increase (decrease)	84,111	(1,151,505)
Net assets, beginning	1,018,428	2,169,933
Net assets, ending	$1,102,539	$1,018,428

Units sold	69,031	114,767
Units redeemed	(65,437)	(940,372)
Net increase (decrease)	3,594	(825,605)
Units outstanding, beginning	464,379	1,289,984
Units outstanding, ending	467,973	464,379

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$79,985,409
Cost of units redeemed/account charges	(97,257,969)
Net investment income (loss)	(575,936)
Net realized gain (loss)	5,266,054
Realized gain distributions	13,530,103
Net change in unrealized appreciation (depreciation)	154,878
Net assets	$1,102,539

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.36	468	$1,103	1.25%	7.4%	12/31/2020	$2.44	0	$0	1.00%	7.7%	12/31/2020	$2.53	0	$0	0.75%	8.0%
12/31/2019	2.19	464	1,018	1.25%	30.4%	12/31/2019	2.27	0	0	1.00%	30.7%	12/31/2019	2.34	0	0	0.75%	31.0%
12/31/2018	1.68	1,290	2,170	1.25%	-11.6%	12/31/2018	1.73	0	0	1.00%	-11.4%	12/31/2018	1.79	0	0	0.75%	-11.2%
12/31/2017	1.90	3,253	6,190	1.25%	9.8%	12/31/2017	1.96	0	0	1.00%	10.0%	12/31/2017	2.01	0	0	0.75%	10.3%
12/31/2016	1.73	6,601	11,445	1.25%	11.9%	12/31/2016	1.78	0	0	1.00%	12.2%	12/31/2016	1.82	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	0	$0	0.50%	8.2%	12/31/2020	$2.72	0	$0	0.25%	8.5%	12/31/2020	$2.81	0	$0	0.00%	8.8%
12/31/2019	2.42	0	0	0.50%	31.4%	12/31/2019	2.50	0	0	0.25%	31.7%	12/31/2019	2.59	0	0	0.00%	32.0%
12/31/2018	1.84	0	0	0.50%	-10.9%	12/31/2018	1.90	0	0	0.25%	-10.7%	12/31/2018	1.96	0	0	0.00%	-10.5%
12/31/2017	2.07	0	0	0.50%	10.6%	12/31/2017	2.13	0	0	0.25%	10.9%	12/31/2017	2.19	0	0	0.00%	11.1%
12/31/2016	1.87	0	0	0.50%	12.7%	12/31/2016	1.92	0	0	0.25%	13.0%	12/31/2016	1.97	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.6%
2018	0.5%
2017	0.7%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Satellite Strategies Fund Service Class - 06-842 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	2.0%	12/31/2020	$1.26	0	$0	1.00%	2.3%	12/31/2020	$1.28	0	$0	0.75%	2.6%
12/31/2019	1.21	0	0	1.25%	16.8%	12/31/2019	1.23	0	0	1.00%	17.1%	12/31/2019	1.25	0	0	0.75%	17.4%
12/31/2018	1.03	0	0	1.25%	-11.5%	12/31/2018	1.05	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.17	0	0	1.25%	12.6%	12/31/2017	1.18	0	0	1.00%	12.9%	12/31/2017	1.20	0	0	0.75%	13.2%
12/31/2016	1.04	0	0	1.25%	4.6%	12/31/2016	1.05	0	0	1.00%	4.9%	12/31/2016	1.06	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	2.8%	12/31/2020	$1.34	0	$0	0.25%	3.1%	12/31/2020	$1.36	0	$0	0.00%	3.3%
12/31/2019	1.27	0	0	0.50%	17.7%	12/31/2019	1.30	0	0	0.25%	18.0%	12/31/2019	1.32	0	0	0.00%	18.3%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.10	0	0	0.25%	-10.6%	12/31/2018	1.12	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	13.5%	12/31/2017	1.23	0	0	0.25%	13.8%	12/31/2017	1.25	0	0	0.00%	14.1%
12/31/2016	1.07	0	0	0.50%	5.4%	12/31/2016	1.08	0	0	0.25%	5.7%	12/31/2016	1.09	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Satellite Strategies Fund Investor Class - 06-728 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	2.3%	12/31/2020	$1.29	0	$0	1.00%	2.5%	12/31/2020	$1.32	0	$0	0.75%	2.8%
12/31/2019	1.24	0	0	1.25%	17.3%	12/31/2019	1.26	0	0	1.00%	17.6%	12/31/2019	1.28	0	0	0.75%	17.9%
12/31/2018	1.06	0	0	1.25%	-11.3%	12/31/2018	1.07	0	0	1.00%	-11.1%	12/31/2018	1.09	0	0	0.75%	-10.9%
12/31/2017	1.19	0	0	1.25%	13.2%	12/31/2017	1.21	0	0	1.00%	13.5%	12/31/2017	1.22	0	0	0.75%	13.8%
12/31/2016	1.05	0	0	1.25%	4.9%	12/31/2016	1.06	0	0	1.00%	5.2%	12/31/2016	1.07	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	3.0%	12/31/2020	$1.37	0	$0	0.25%	3.3%	12/31/2020	$1.40	0	$0	0.00%	3.6%
12/31/2019	1.31	0	0	0.50%	18.2%	12/31/2019	1.33	0	0	0.25%	18.4%	12/31/2019	1.35	0	0	0.00%	18.7%
12/31/2018	1.11	0	0	0.50%	-10.6%	12/31/2018	1.12	0	0	0.25%	-10.4%	12/31/2018	1.14	0	0	0.00%	-10.2%
12/31/2017	1.24	0	0	0.50%	14.1%	12/31/2017	1.25	0	0	0.25%	14.3%	12/31/2017	1.27	0	0	0.00%	14.6%
12/31/2016	1.08	0	0	0.50%	5.7%	12/31/2016	1.10	0	0	0.25%	6.0%	12/31/2016	1.11	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,352,216	$8,455,145	165,041
Receivables: investments sold	-
Payables: investments purchased	(180,882)
Net assets	$9,171,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,171,334	3,768,890	$2.43
Band 100	-	-	2.52
Band 75	-	-	2.61
Band 50	-	-	2.71
Band 25	-	-	2.80
Band 0	-	-	2.91
Total	$9,171,334	3,768,890

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$45,669
Mortality & expense charges	(99,307)
Net investment income (loss)	(53,638)

Gain (loss) on investments:
Net realized gain (loss)	(917,522)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	803,251
Net gain (loss)	(114,271)

Increase (decrease) in net assets from operations	$(167,909)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(53,638)	$(88,435)
Net realized gain (loss)	(917,522)	(911,640)
Realized gain distributions	-	639,535
Net change in unrealized appreciation (depreciation)	803,251	3,631,994

Increase (decrease) in net assets from operations	(167,909)	3,271,454

Contract owner transactions:
Proceeds from units sold	3,071,702	6,411,669
Cost of units redeemed	(8,472,532)	(10,199,574)
Account charges	(7,924)	(36,134)
Increase (decrease)	(5,408,754)	(3,824,039)
Net increase (decrease)	(5,576,663)	(552,585)
Net assets, beginning	14,747,997	15,300,582
Net assets, ending	$9,171,334	$14,747,997

Units sold	1,670,647	2,906,459
Units redeemed	(3,912,473)	(4,510,398)
Net increase (decrease)	(2,241,826)	(1,603,939)
Units outstanding, beginning	6,010,716	7,614,655
Units outstanding, ending	3,768,890	6,010,716

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$80,850,566
Cost of units redeemed/account charges	(84,772,246)
Net investment income (loss)	(815,392)
Net realized gain (loss)	3,446,295
Realized gain distributions	9,565,040
Net change in unrealized appreciation (depreciation)	897,071
Net assets	$9,171,334

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.43	3,769	$9,171	1.25%	0.8%	12/31/2020	$2.52	0	$0	1.00%	1.0%	12/31/2020	$2.61	0	$0	0.75%	1.3%
12/31/2019	2.41	5,467	13,198	1.25%	21.6%	12/31/2019	2.50	0	0	1.00%	21.9%	12/31/2019	2.58	0	0	0.75%	22.2%
12/31/2018	1.99	7,055	14,008	1.25%	-15.1%	12/31/2018	2.05	0	0	1.00%	-14.9%	12/31/2018	2.11	0	0	0.75%	-14.7%
12/31/2017	2.34	10,058	23,518	1.25%	11.0%	12/31/2017	2.40	0	0	1.00%	11.2%	12/31/2017	2.47	0	0	0.75%	11.5%
12/31/2016	2.11	9,772	20,595	1.25%	23.1%	12/31/2016	2.16	0	0	1.00%	23.4%	12/31/2016	2.22	0	0	0.75%	23.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	1.5%	12/31/2020	$2.80	0	$0	0.25%	1.8%	12/31/2020	$2.91	0	$0	0.00%	2.1%
12/31/2019	2.67	0	0	0.50%	22.5%	12/31/2019	2.75	0	0	0.25%	22.8%	12/31/2019	2.85	544	1,550	0.00%	23.1%
12/31/2018	2.18	0	0	0.50%	-14.5%	12/31/2018	2.24	0	0	0.25%	-14.2%	12/31/2018	2.31	559	1,293	0.00%	-14.0%
12/31/2017	2.54	0	0	0.50%	11.8%	12/31/2017	2.62	0	0	0.25%	12.1%	12/31/2017	2.69	619	1,665	0.00%	12.3%
12/31/2016	2.27	0	0	0.50%	24.0%	12/31/2016	2.33	0	0	0.25%	24.3%	12/31/2016	2.39	667	1,597	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	0.4%
2017	0.5%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund Service Class - 06-256
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,383,283	$3,694,412	85,435
Receivables: investments sold	-
Payables: investments purchased	(202,066)
Net assets	$4,181,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,534,433	1,117,860	$2.27
Band 100	528,131	224,826	2.35
Band 75	-	-	2.43
Band 50	-	-	2.52
Band 25	-	-	2.61
Band 0	1,118,653	413,209	2.71
Total	$4,181,217	1,755,895

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,986
Mortality & expense charges	(33,593)
Net investment income (loss)	(31,607)

Gain (loss) on investments:
Net realized gain (loss)	(580,569)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	671,034
Net gain (loss)	90,465

Increase (decrease) in net assets from operations	$58,858

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,607)	$(42,872)
Net realized gain (loss)	(580,569)	(482,067)
Realized gain distributions	-	222,168
Net change in unrealized appreciation (depreciation)	671,034	1,467,050

Increase (decrease) in net assets from operations	58,858	1,164,279

Contract owner transactions:
Proceeds from units sold	2,293,622	2,481,981
Cost of units redeemed	(3,609,948)	(3,730,738)
Account charges	(7,001)	(11,900)
Increase (decrease)	(1,323,327)	(1,260,657)
Net increase (decrease)	(1,264,469)	(96,378)
Net assets, beginning	5,445,686	5,542,064
Net assets, ending	$4,181,217	$5,445,686

Units sold	1,226,922	1,215,610
Units redeemed	(1,812,801)	(1,823,064)
Net increase (decrease)	(585,879)	(607,454)
Units outstanding, beginning	2,341,774	2,949,228
Units outstanding, ending	1,755,895	2,341,774

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$40,899,644
Cost of units redeemed/account charges	(42,912,842)
Net investment income (loss)	(691,584)
Net realized gain (loss)	955,863
Realized gain distributions	5,241,265
Net change in unrealized appreciation (depreciation)	688,871
Net assets	$4,181,217

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.27	1,118	$2,534	1.25%	0.3%	12/31/2020	$2.35	225	$528	1.00%	0.5%	12/31/2020	$2.43	0	$0	0.75%	0.8%
12/31/2019	2.26	1,745	3,946	1.25%	21.0%	12/31/2019	2.34	275	643	1.00%	21.3%	12/31/2019	2.42	0	0	0.75%	21.6%
12/31/2018	1.87	2,572	4,806	1.25%	-15.5%	12/31/2018	1.93	335	646	1.00%	-15.3%	12/31/2018	1.99	0	0	0.75%	-15.1%
12/31/2017	2.21	4,379	9,685	1.25%	10.4%	12/31/2017	2.27	461	1,047	1.00%	10.7%	12/31/2017	2.34	0	0	0.75%	11.0%
12/31/2016	2.00	4,529	9,074	1.25%	22.5%	12/31/2016	2.05	573	1,178	1.00%	22.8%	12/31/2016	2.11	0	0	0.75%	23.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.52	0	$0	0.50%	1.0%	12/31/2020	$2.61	0	$0	0.25%	1.3%	12/31/2020	$2.71	413	$1,119	0.00%	1.5%
12/31/2019	2.50	0	0	0.50%	21.9%	12/31/2019	2.58	0	0	0.25%	22.2%	12/31/2019	2.67	321	857	0.00%	22.5%
12/31/2018	2.05	0	0	0.50%	-14.9%	12/31/2018	2.11	0	0	0.25%	-14.7%	12/31/2018	2.18	42	90	0.00%	-14.5%
12/31/2017	2.41	0	0	0.50%	11.2%	12/31/2017	2.47	0	0	0.25%	11.5%	12/31/2017	2.54	324	825	0.00%	11.8%
12/31/2016	2.16	0	0	0.50%	23.4%	12/31/2016	2.22	0	0	0.25%	23.7%	12/31/2016	2.28	317	722	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.3%
2018	0.0%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,364,594	$4,520,914	188,067
Receivables: investments sold	1,494
Payables: investments purchased	-
Net assets	$6,366,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,366,088	972,279	$6.55
Band 100	-	-	6.78
Band 75	-	-	7.03
Band 50	-	-	7.28
Band 25	-	-	7.55
Band 0	-	-	7.82
Total	$6,366,088	972,279

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(65,760)
Net investment income (loss)	(65,760)

Gain (loss) on investments:
Net realized gain (loss)	243,161
Realized gain distributions	459,697
Net change in unrealized appreciation (depreciation)	1,332,763
Net gain (loss)	2,035,621

Increase (decrease) in net assets from operations	$1,969,861

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(65,760)	$(58,887)
Net realized gain (loss)	243,161	209,782
Realized gain distributions	459,697	625,339
Net change in unrealized appreciation (depreciation)	1,332,763	656,398

Increase (decrease) in net assets from operations	1,969,861	1,432,632

Contract owner transactions:
Proceeds from units sold	789,025	688,521
Cost of units redeemed	(1,287,704)	(1,303,718)
Account charges	(1,800)	(3,119)
Increase (decrease)	(500,479)	(618,316)
Net increase (decrease)	1,469,382	814,316
Net assets, beginning	4,896,706	4,082,390
Net assets, ending	$6,366,088	$4,896,706

Units sold	178,489	172,598
Units redeemed	(283,535)	(322,445)
Net increase (decrease)	(105,046)	(149,847)
Units outstanding, beginning	1,077,325	1,227,172
Units outstanding, ending	972,279	1,077,325

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,103,204
Cost of units redeemed/account charges	(31,168,420)
Net investment income (loss)	(853,931)
Net realized gain (loss)	5,639,474
Realized gain distributions	3,802,081
Net change in unrealized appreciation (depreciation)	1,843,680
Net assets	$6,366,088

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.55	972	$6,366	1.25%	44.1%	12/31/2020	$6.78	0	$0	1.00%	44.4%	12/31/2020	$7.03	0	$0	0.75%	44.8%
12/31/2019	4.55	1,077	4,897	1.25%	36.6%	12/31/2019	4.70	0	0	1.00%	37.0%	12/31/2019	4.86	0	0	0.75%	37.3%
12/31/2018	3.33	1,227	4,082	1.25%	1.3%	12/31/2018	3.43	0	0	1.00%	1.6%	12/31/2018	3.54	0	0	0.75%	1.8%
12/31/2017	3.28	1,514	4,971	1.25%	36.8%	12/31/2017	3.38	0	0	1.00%	37.2%	12/31/2017	3.47	0	0	0.75%	37.5%
12/31/2016	2.40	3,307	7,935	1.25%	5.3%	12/31/2016	2.46	0	0	1.00%	5.5%	12/31/2016	2.53	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.28	0	$0	0.50%	45.1%	12/31/2020	$7.55	0	$0	0.25%	45.5%	12/31/2020	$7.82	0	$0	0.00%	45.9%
12/31/2019	5.02	0	0	0.50%	37.7%	12/31/2019	5.19	0	0	0.25%	38.0%	12/31/2019	5.36	0	0	0.00%	38.3%
12/31/2018	3.65	0	0	0.50%	2.1%	12/31/2018	3.76	0	0	0.25%	2.3%	12/31/2018	3.87	0	0	0.00%	2.6%
12/31/2017	3.57	0	0	0.50%	37.9%	12/31/2017	3.67	0	0	0.25%	38.2%	12/31/2017	3.78	0	0	0.00%	38.5%
12/31/2016	2.59	0	0	0.50%	6.1%	12/31/2016	2.66	0	0	0.25%	6.3%	12/31/2016	2.73	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Technology Opportunities Fund Service Class - 06-258
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,576,394	$1,311,072	56,786
Receivables: investments sold	-
Payables: investments purchased	(5,680)
Net assets	$1,570,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,133,341	185,542	$6.11
Band 100	437,373	69,109	6.33
Band 75	-	-	6.56
Band 50	-	-	6.79
Band 25	-	-	7.04
Band 0	-	-	7.29
Total	$1,570,714	254,651

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,364)
Net investment income (loss)	(15,364)

Gain (loss) on investments:
Net realized gain (loss)	95,913
Realized gain distributions	137,684
Net change in unrealized appreciation (depreciation)	251,376
Net gain (loss)	484,973

Increase (decrease) in net assets from operations	$469,609

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,364)	$(16,014)
Net realized gain (loss)	95,913	(29,858)
Realized gain distributions	137,684	194,886
Net change in unrealized appreciation (depreciation)	251,376	270,192

Increase (decrease) in net assets from operations	469,609	419,206

Contract owner transactions:
Proceeds from units sold	635,711	636,982
Cost of units redeemed	(824,420)	(891,665)
Account charges	(235)	(761)
Increase (decrease)	(188,944)	(255,444)
Net increase (decrease)	280,665	163,762
Net assets, beginning	1,290,049	1,126,287
Net assets, ending	$1,570,714	$1,290,049

Units sold	125,775	240,702
Units redeemed	(171,221)	(297,513)
Net increase (decrease)	(45,446)	(56,811)
Units outstanding, beginning	300,097	356,908
Units outstanding, ending	254,651	300,097

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,225,182
Cost of units redeemed/account charges	(8,431,493)
Net investment income (loss)	(144,147)
Net realized gain (loss)	790,221
Realized gain distributions	865,629
Net change in unrealized appreciation (depreciation)	265,322
Net assets	$1,570,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.11	186	$1,133	1.25%	43.3%	12/31/2020	$6.33	69	$437	1.00%	43.7%	12/31/2020	$6.56	0	$0	0.75%	44.1%
12/31/2019	4.26	221	944	1.25%	35.9%	12/31/2019	4.40	79	346	1.00%	36.3%	12/31/2019	4.55	0	0	0.75%	36.6%
12/31/2018	3.14	281	881	1.25%	0.8%	12/31/2018	3.23	76	245	1.00%	1.1%	12/31/2018	3.33	0	0	0.75%	1.3%
12/31/2017	3.11	206	640	1.25%	36.2%	12/31/2017	3.20	39	124	1.00%	36.5%	12/31/2017	3.29	0	0	0.75%	36.8%
12/31/2016	2.28	244	556	1.25%	4.8%	12/31/2016	2.34	43	101	1.00%	5.0%	12/31/2016	2.40	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.79	0	$0	0.50%	44.4%	12/31/2020	$7.04	0	$0	0.25%	44.8%	12/31/2020	$7.29	0	$0	0.00%	45.1%
12/31/2019	4.70	0	0	0.50%	36.9%	12/31/2019	4.86	0	0	0.25%	37.3%	12/31/2019	5.03	0	0	0.00%	37.6%
12/31/2018	3.44	0	0	0.50%	1.6%	12/31/2018	3.54	0	0	0.25%	1.8%	12/31/2018	3.65	0	0	0.00%	2.1%
12/31/2017	3.38	0	0	0.50%	37.2%	12/31/2017	3.48	0	0	0.25%	37.5%	12/31/2017	3.58	0	0	0.00%	37.9%
12/31/2016	2.46	0	0	0.50%	5.5%	12/31/2016	2.53	0	0	0.25%	5.8%	12/31/2016	2.59	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,374,715	$1,055,134	23,754
Receivables: investments sold	1,599
Payables: investments purchased	-
Net assets	$1,376,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,376,314	753,673	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$1,376,314	753,673

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,600
Mortality & expense charges	(15,833)
Net investment income (loss)	(11,233)

Gain (loss) on investments:
Net realized gain (loss)	51,068
Realized gain distributions	50,751
Net change in unrealized appreciation (depreciation)	111,490
Net gain (loss)	213,309

Increase (decrease) in net assets from operations	$202,076

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,233)	$992
Net realized gain (loss)	51,068	39,018
Realized gain distributions	50,751	-
Net change in unrealized appreciation (depreciation)	111,490	227,905

Increase (decrease) in net assets from operations	202,076	267,915

Contract owner transactions:
Proceeds from units sold	87,751	155,195
Cost of units redeemed	(278,007)	(183,974)
Account charges	(486)	(605)
Increase (decrease)	(190,742)	(29,384)
Net increase (decrease)	11,334	238,531
Net assets, beginning	1,364,980	1,126,449
Net assets, ending	$1,376,314	$1,364,980

Units sold	57,158	198,137
Units redeemed	(172,149)	(216,242)
Net increase (decrease)	(114,991)	(18,105)
Units outstanding, beginning	868,664	886,769
Units outstanding, ending	753,673	868,664

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,009,123
Cost of units redeemed/account charges	(1,406,247)
Net investment income (loss)	(23,439)
Net realized gain (loss)	204,330
Realized gain distributions	272,966
Net change in unrealized appreciation (depreciation)	319,581
Net assets	$1,376,314

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	754	$1,376	1.25%	16.2%	12/31/2020	$1.86	0	$0	1.00%	16.5%	12/31/2020	$1.89	0	$0	0.75%	16.8%
12/31/2019	1.57	869	1,365	1.25%	23.7%	12/31/2019	1.59	0	0	1.00%	24.0%	12/31/2019	1.62	0	0	0.75%	24.3%
12/31/2018	1.27	887	1,126	1.25%	-8.1%	12/31/2018	1.28	0	0	1.00%	-7.8%	12/31/2018	1.30	0	0	0.75%	-7.6%
12/31/2017	1.38	1,113	1,538	1.25%	21.8%	12/31/2017	1.39	0	0	1.00%	22.1%	12/31/2017	1.41	0	0	0.75%	22.4%
12/31/2016	1.13	1,293	1,466	1.25%	9.2%	12/31/2016	1.14	0	0	1.00%	9.5%	12/31/2016	1.15	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	0	$0	0.50%	17.1%	12/31/2020	$1.95	0	$0	0.25%	17.4%	12/31/2020	$1.98	0	$0	0.00%	17.7%
12/31/2019	1.64	0	0	0.50%	24.6%	12/31/2019	1.66	0	0	0.25%	24.9%	12/31/2019	1.68	0	0	0.00%	25.3%
12/31/2018	1.31	0	0	0.50%	-7.4%	12/31/2018	1.33	0	0	0.25%	-7.1%	12/31/2018	1.34	0	0	0.00%	-6.9%
12/31/2017	1.42	0	0	0.50%	22.7%	12/31/2017	1.43	0	0	0.25%	23.0%	12/31/2017	1.44	0	0	0.00%	23.3%
12/31/2016	1.16	0	0	0.50%	10.1%	12/31/2016	1.16	0	0	0.25%	10.3%	12/31/2016	1.17	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.4%
2018	0.2%
2017	0.9%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,240	$317,440	7,071
Receivables: investments sold	393
Payables: investments purchased	-
Net assets	$405,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$405,633	217,001	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.03
Total	$405,633	217,001

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,859
Mortality & expense charges	(6,737)
Net investment income (loss)	(3,878)

Gain (loss) on investments:
Net realized gain (loss)	30,553
Realized gain distributions	15,026
Net change in unrealized appreciation (depreciation)	(43,515)
Net gain (loss)	2,064

Increase (decrease) in net assets from operations	$(1,814)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,878)	$4,480
Net realized gain (loss)	30,553	1,263
Realized gain distributions	15,026	-
Net change in unrealized appreciation (depreciation)	(43,515)	174,943

Increase (decrease) in net assets from operations	(1,814)	180,686

Contract owner transactions:
Proceeds from units sold	21,961	25,450
Cost of units redeemed	(554,455)	(7,467)
Account charges	(163)	(126)
Increase (decrease)	(532,657)	17,857
Net increase (decrease)	(534,471)	198,543
Net assets, beginning	940,104	741,561
Net assets, ending	$405,633	$940,104

Units sold	13,673	17,185
Units redeemed	(383,344)	(5,063)
Net increase (decrease)	(369,671)	12,122
Units outstanding, beginning	586,672	574,550
Units outstanding, ending	217,001	586,672

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,195,867
Cost of units redeemed/account charges	(1,091,554)
Net investment income (loss)	(578)
Net realized gain (loss)	98,120
Realized gain distributions	115,978
Net change in unrealized appreciation (depreciation)	87,800
Net assets	$405,633

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	217	$406	1.25%	16.7%	12/31/2020	$1.90	0	$0	1.00%	16.9%	12/31/2020	$1.93	0	$0	0.75%	17.2%
12/31/2019	1.60	587	940	1.25%	24.2%	12/31/2019	1.62	0	0	1.00%	24.5%	12/31/2019	1.65	0	0	0.75%	24.8%
12/31/2018	1.29	575	742	1.25%	-7.7%	12/31/2018	1.31	0	0	1.00%	-7.5%	12/31/2018	1.32	0	0	0.75%	-7.3%
12/31/2017	1.40	440	616	1.25%	22.2%	12/31/2017	1.41	0	0	1.00%	22.5%	12/31/2017	1.42	0	0	0.75%	22.8%
12/31/2016	1.14	539	617	1.25%	9.6%	12/31/2016	1.15	0	0	1.00%	9.9%	12/31/2016	1.16	0	0	0.75%	10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	0	$0	0.50%	17.5%	12/31/2020	$2.00	0	$0	0.25%	17.8%	12/31/2020	$2.03	0	$0	0.00%	18.1%
12/31/2019	1.67	0	0	0.50%	25.1%	12/31/2019	1.69	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%
12/31/2018	1.34	0	0	0.50%	-7.0%	12/31/2018	1.35	0	0	0.25%	-6.8%	12/31/2018	1.37	0	0	0.00%	-6.6%
12/31/2017	1.44	0	0	0.50%	23.1%	12/31/2017	1.45	0	0	0.25%	23.4%	12/31/2017	1.46	0	0	0.00%	23.8%
12/31/2016	1.17	0	0	0.50%	10.4%	12/31/2016	1.17	0	0	0.25%	10.7%	12/31/2016	1.18	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.8%
2018	0.8%
2017	1.2%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,034,930	$11,038,924	11,051,312
Receivables: investments sold	16,382
Payables: investments purchased	-
Net assets	$11,051,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,051,312	11,309,844	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$11,051,312	11,309,844

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,363
Mortality & expense charges	(135,824)
Net investment income (loss)	(107,461)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$(107,461)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(107,461)	$75,933
Net realized gain (loss)	-	3,994
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	(3,993)

Increase (decrease) in net assets from operations	(107,461)	75,934

Contract owner transactions:
Proceeds from units sold	13,291,661	7,665,869
Cost of units redeemed	(13,853,551)	(5,481,334)
Account charges	(4,447)	(7,366)
Increase (decrease)	(566,337)	2,177,169
Net increase (decrease)	(673,798)	2,253,103
Net assets, beginning	11,725,110	9,472,007
Net assets, ending	$11,051,312	$11,725,110

Units sold	13,525,655	7,978,993
Units redeemed	(14,013,765)	(5,798,115)
Net increase (decrease)	(488,110)	2,180,878
Units outstanding, beginning	11,797,954	9,617,076
Units outstanding, ending	11,309,844	11,797,954

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$60,399,907
Cost of units redeemed/account charges	(49,097,186)
Net investment income (loss)	(251,409)
Net realized gain (loss)	3,994
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,994)
Net assets	$11,051,312

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	11,310	$11,051	1.25%	-1.0%	12/31/2020	$0.99	0	$0	1.00%	-0.7%	12/31/2020	$1.00	0	$0	0.75%	-0.5%
12/31/2019	0.99	10,214	10,079	1.25%	0.6%	12/31/2019	1.00	0	0	1.00%	0.8%	12/31/2019	1.01	0	0	0.75%	1.1%
12/31/2018	0.98	8,714	8,550	1.25%	0.2%	12/31/2018	0.99	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.7%
12/31/2017	0.98	10,681	10,461	1.25%	-0.7%	12/31/2017	0.98	0	0	1.00%	-0.5%	12/31/2017	0.99	0	0	0.75%	-0.2%
12/31/2016	0.99	11,423	11,269	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.0%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	-0.2%	12/31/2020	$1.03	0	$0	0.25%	0.0%	12/31/2020	$1.04	0	$0	0.00%	0.3%
12/31/2019	1.02	0	0	0.50%	1.3%	12/31/2019	1.03	0	0	0.25%	1.6%	12/31/2019	1.04	1,584	1,646	0.00%	1.8%
12/31/2018	1.00	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.02	903	922	0.00%	1.5%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.01	376	378	0.00%	0.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	361	361	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.8%
2018	1.3%
2017	0.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,528,050	$5,528,048	5,530,283
Receivables: investments sold	2,233
Payables: investments purchased	-
Net assets	$5,530,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,261,419	3,380,522	$0.96
Band 100	2,135,450	2,185,236	0.98
Band 75	-	-	0.99
Band 50	133,414	133,070	1.00
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$5,530,283	5,698,828

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,273
Mortality & expense charges	(60,648)
Net investment income (loss)	(51,375)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	1

Increase (decrease) in net assets from operations	$(51,374)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,375)	$18,466
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1	1

Increase (decrease) in net assets from operations	(51,374)	18,467

Contract owner transactions:
Proceeds from units sold	2,636,510	2,231,232
Cost of units redeemed	(2,514,582)	(2,822,303)
Account charges	(2,226)	(2,212)
Increase (decrease)	119,702	(593,283)
Net increase (decrease)	68,328	(574,816)
Net assets, beginning	5,461,955	6,036,771
Net assets, ending	$5,530,283	$5,461,955

Units sold	2,751,157	2,291,569
Units redeemed	(2,627,390)	(2,889,472)
Net increase (decrease)	123,767	(597,903)
Units outstanding, beginning	5,575,061	6,172,964
Units outstanding, ending	5,698,828	5,575,061

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,554,303
Cost of units redeemed/account charges	(18,861,586)
Net investment income (loss)	(162,436)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net assets	$5,530,283

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.96	3,381	$3,261	1.25%	-1.1%	12/31/2020	$0.98	2,185	$2,135	1.00%	-0.8%	12/31/2020	$0.99	0	$0	0.75%	-0.6%
12/31/2019	0.98	3,380	3,297	1.25%	0.2%	12/31/2019	0.99	2,070	2,040	1.00%	0.4%	12/31/2019	1.00	0	0	0.75%	0.7%
12/31/2018	0.97	3,274	3,188	1.25%	-0.2%	12/31/2018	0.98	2,589	2,540	1.00%	0.0%	12/31/2018	0.99	0	0	0.75%	0.3%
12/31/2017	0.98	3,375	3,293	1.25%	-1.1%	12/31/2017	0.98	3,429	3,363	1.00%	-0.8%	12/31/2017	0.99	0	0	0.75%	-0.6%
12/31/2016	0.99	3,531	3,482	1.25%	-1.2%	12/31/2016	0.99	2,591	2,562	1.00%	-1.0%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	133	$133	0.50%	-0.3%	12/31/2020	$1.02	0	$0	0.25%	-0.1%	12/31/2020	$1.03	0	$0	0.00%	0.2%
12/31/2019	1.01	125	125	0.50%	0.9%	12/31/2019	1.02	0	0	0.25%	1.2%	12/31/2019	1.03	0	0	0.00%	1.4%
12/31/2018	1.00	309	308	0.50%	0.6%	12/31/2018	1.00	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	1.1%
12/31/2017	0.99	234	232	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.2%
12/31/2016	0.99	238	237	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.4%
2018	1.1%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,401,627	$13,851,040	462,074
Receivables: investments sold	166,458
Payables: investments purchased	-
Net assets	$17,568,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,568,085	8,126,604	$2.16
Band 100	-	-	2.19
Band 75	-	-	2.21
Band 50	-	-	2.24
Band 25	-	-	2.26
Band 0	-	-	2.29
Total	$17,568,085	8,126,604

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,247
Mortality & expense charges	(189,594)
Net investment income (loss)	(161,347)

Gain (loss) on investments:
Net realized gain (loss)	844,474
Realized gain distributions	1,582,057
Net change in unrealized appreciation (depreciation)	1,639,831
Net gain (loss)	4,066,362

Increase (decrease) in net assets from operations	$3,905,015

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(161,347)	$(151,773)
Net realized gain (loss)	844,474	399,145
Realized gain distributions	1,582,057	689,017
Net change in unrealized appreciation (depreciation)	1,639,831	3,656,210

Increase (decrease) in net assets from operations	3,905,015	4,592,599

Contract owner transactions:
Proceeds from units sold	3,868,386	8,699,159
Cost of units redeemed	(7,739,672)	(10,635,581)
Account charges	(25,811)	(45,001)
Increase (decrease)	(3,897,097)	(1,981,423)
Net increase (decrease)	7,918	2,611,176
Net assets, beginning	17,560,167	14,948,991
Net assets, ending	$17,568,085	$17,560,167

Units sold	2,223,014	6,028,339
Units redeemed	(4,683,127)	(6,963,810)
Net increase (decrease)	(2,460,113)	(935,471)
Units outstanding, beginning	10,586,717	11,522,188
Units outstanding, ending	8,126,604	10,586,717

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,476,694
Cost of units redeemed/account charges	(28,644,094)
Net investment income (loss)	(472,995)
Net realized gain (loss)	2,367,394
Realized gain distributions	4,290,499
Net change in unrealized appreciation (depreciation)	3,550,587
Net assets	$17,568,085

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	8,127	$17,568	1.25%	30.3%	12/31/2020	$2.19	0	$0	1.00%	30.7%	12/31/2020	$2.21	0	$0	0.75%	31.0%
12/31/2019	1.66	10,587	17,560	1.25%	27.8%	12/31/2019	1.67	0	0	1.00%	28.2%	12/31/2019	1.69	0	0	0.75%	28.5%
12/31/2018	1.30	11,522	14,949	1.25%	-5.8%	12/31/2018	1.31	0	0	1.00%	-5.6%	12/31/2018	1.31	0	0	0.75%	-5.4%
12/31/2017	1.38	12,226	16,846	1.25%	27.9%	12/31/2017	1.38	0	0	1.00%	28.2%	12/31/2017	1.39	0	0	0.75%	28.6%
12/31/2016	1.08	3,109	3,349	1.25%	7.7%	12/31/2016	1.08	0	0	1.00%	7.9%	12/31/2016	1.08	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.24	0	$0	0.50%	31.3%	12/31/2020	$2.26	0	$0	0.25%	31.6%	12/31/2020	$2.29	0	$0	0.00%	32.0%
12/31/2019	1.70	0	0	0.50%	28.8%	12/31/2019	1.72	0	0	0.25%	29.1%	12/31/2019	1.74	0	0	0.00%	29.5%
12/31/2018	1.32	0	0	0.50%	-5.1%	12/31/2018	1.33	0	0	0.25%	-4.9%	12/31/2018	1.34	0	0	0.00%	-4.6%
12/31/2017	1.39	0	0	0.50%	28.9%	12/31/2017	1.40	0	0	0.25%	29.2%	12/31/2017	1.41	0	0	0.00%	29.5%
12/31/2016	1.08	0	0	0.50%	8.2%	12/31/2016	1.08	0	0	0.25%	8.4%	12/31/2016	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.7%
2018	0.6%
2017	0.8%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,370,641	$3,692,078	117,584
Receivables: investments sold	86,992
Payables: investments purchased	-
Net assets	$4,457,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,113,259	993,824	$2.13
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	2,344,374	1,040,497	2.25
Total	$4,457,633	2,034,321

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(29,565)
Net investment income (loss)	(29,565)

Gain (loss) on investments:
Net realized gain (loss)	603,549
Realized gain distributions	399,014
Net change in unrealized appreciation (depreciation)	156,959
Net gain (loss)	1,159,522

Increase (decrease) in net assets from operations	$1,129,957

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,565)	$(33,214)
Net realized gain (loss)	603,549	157,574
Realized gain distributions	399,014	153,776
Net change in unrealized appreciation (depreciation)	156,959	988,930

Increase (decrease) in net assets from operations	1,129,957	1,267,066

Contract owner transactions:
Proceeds from units sold	2,753,381	3,623,237
Cost of units redeemed	(3,896,898)	(5,173,688)
Account charges	(19,216)	(23,481)
Increase (decrease)	(1,162,733)	(1,573,932)
Net increase (decrease)	(32,776)	(306,866)
Net assets, beginning	4,490,409	4,797,275
Net assets, ending	$4,457,633	$4,490,409

Units sold	1,594,966	2,721,644
Units redeemed	(2,254,355)	(3,748,193)
Net increase (decrease)	(659,389)	(1,026,549)
Units outstanding, beginning	2,693,710	3,720,259
Units outstanding, ending	2,034,321	2,693,710

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,350,343
Cost of units redeemed/account charges	(15,144,074)
Net investment income (loss)	(154,435)
Net realized gain (loss)	1,363,198
Realized gain distributions	1,364,038
Net change in unrealized appreciation (depreciation)	678,563
Net assets	$4,457,633

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	994	$2,113	1.25%	29.9%	12/31/2020	$2.15	0	$0	1.00%	30.2%	12/31/2020	$2.18	0	$0	0.75%	30.5%
12/31/2019	1.64	1,639	2,683	1.25%	27.4%	12/31/2019	1.65	0	0	1.00%	27.7%	12/31/2019	1.67	0	0	0.75%	28.0%
12/31/2018	1.29	3,344	4,298	1.25%	-6.2%	12/31/2018	1.29	0	0	1.00%	-6.0%	12/31/2018	1.30	0	0	0.75%	-5.7%
12/31/2017	1.37	5,024	6,883	1.25%	27.5%	12/31/2017	1.38	0	0	1.00%	27.8%	12/31/2017	1.38	0	0	0.75%	28.1%
12/31/2016	1.07	1,338	1,439	1.25%	7.5%	12/31/2016	1.08	0	0	1.00%	7.7%	12/31/2016	1.08	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	0	$0	0.50%	30.9%	12/31/2020	$2.23	0	$0	0.25%	31.2%	12/31/2020	$2.25	1,040	$2,344	0.00%	31.5%
12/31/2019	1.68	0	0	0.50%	28.4%	12/31/2019	1.70	0	0	0.25%	28.7%	12/31/2019	1.71	1,055	1,807	0.00%	29.0%
12/31/2018	1.31	0	0	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.2%	12/31/2018	1.33	376	499	0.00%	-5.0%
12/31/2017	1.39	0	0	0.50%	28.4%	12/31/2017	1.39	0	0	0.25%	28.7%	12/31/2017	1.40	1,132	1,582	0.00%	29.1%
12/31/2016	1.08	0	0	0.50%	8.0%	12/31/2016	1.08	0	0	0.25%	8.2%	12/31/2016	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.6%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$743,406	$743,406	744,280
Receivables: investments sold	874
Payables: investments purchased	-
Net assets	$744,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$744,280	745,335	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$744,280	745,335

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,870
Mortality & expense charges	(10,504)
Net investment income (loss)	(7,634)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$(7,634)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,634)	$4,034
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	(7,634)	4,034

Contract owner transactions:
Proceeds from units sold	443,074	315,451
Cost of units redeemed	(368,281)	(180,567)
Account charges	(1,761)	(1,421)
Increase (decrease)	73,032	133,463
Net increase (decrease)	65,398	137,497
Net assets, beginning	678,882	541,385
Net assets, ending	$744,280	$678,882

Units sold	441,286	313,836
Units redeemed	(369,977)	(181,715)
Net increase (decrease)	71,309	132,121
Units outstanding, beginning	674,026	541,905
Units outstanding, ending	745,335	674,026

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,610,451
Cost of units redeemed/account charges	(865,004)
Net investment income (loss)	(1,167)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$744,280

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	745	$744	1.25%	-0.9%	12/31/2020	$1.01	0	$0	1.00%	-0.6%	12/31/2020	$1.02	0	$0	0.75%	-0.4%
12/31/2019	1.01	674	679	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.02	0	0	0.75%	1.3%
12/31/2018	1.00	542	541	1.25%	0.4%	12/31/2018	1.00	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.9%
12/31/2017	0.99	74	74	1.25%	-0.5%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	0.0%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	-0.1%	12/31/2020	$1.04	0	$0	0.25%	0.1%	12/31/2020	$1.05	0	$0	0.00%	0.4%
12/31/2019	1.03	0	0	0.50%	1.6%	12/31/2019	1.04	0	0	0.25%	1.8%	12/31/2019	1.05	0	0	0.00%	2.1%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.02	0	0	0.25%	1.4%	12/31/2018	1.03	0	0	0.00%	1.7%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.01	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.8%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.7%
2018	2.5%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,232	$87,829	4,171
Receivables: investments sold	349
Payables: investments purchased	-
Net assets	$98,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,581	44,996	$2.19
Band 100	-	-	2.21
Band 75	-	-	2.24
Band 50	-	-	2.26
Band 25	-	-	2.28
Band 0	-	-	2.30
Total	$98,581	44,996

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(588)
Net investment income (loss)	(588)

Gain (loss) on investments:
Net realized gain (loss)	39
Realized gain distributions	14,098
Net change in unrealized appreciation (depreciation)	10,403
Net gain (loss)	24,540

Increase (decrease) in net assets from operations	$23,952

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(588)	$-
Net realized gain (loss)	39	-
Realized gain distributions	14,098	-
Net change in unrealized appreciation (depreciation)	10,403	-

Increase (decrease) in net assets from operations	23,952	-

Contract owner transactions:
Proceeds from units sold	75,584	-
Cost of units redeemed	(954)	-
Account charges	(1)	-
Increase (decrease)	74,629	-
Net increase (decrease)	98,581	-
Net assets, beginning	-	-
Net assets, ending	$98,581	$-

Units sold	45,443	-
Units redeemed	(447)	-
Net increase (decrease)	44,996	-
Units outstanding, beginning	-	-
Units outstanding, ending	44,996	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$75,584
Cost of units redeemed/account charges	(955)
Net investment income (loss)	(588)
Net realized gain (loss)	39
Realized gain distributions	14,098
Net change in unrealized appreciation (depreciation)	10,403
Net assets	$98,581

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	45	$99	1.25%	42.9%	12/31/2020	$2.21	0	$0	1.00%	43.3%	12/31/2020	$2.24	0	$0	0.75%	43.7%
12/31/2019	1.53	0	0	1.25%	33.1%	12/31/2019	1.54	0	0	1.00%	33.5%	12/31/2019	1.56	0	0	0.75%	33.8%
12/31/2018	1.15	0	0	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-5.9%	12/31/2018	1.16	0	0	0.75%	-5.7%
12/31/2017	1.23	0	0	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.4%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	0	$0	0.50%	44.0%	12/31/2020	$2.28	0	$0	0.25%	44.4%	12/31/2020	$2.30	0	$0	0.00%	44.7%
12/31/2019	1.57	0	0	0.50%	34.1%	12/31/2019	1.58	0	0	0.25%	34.5%	12/31/2019	1.59	0	0	0.00%	34.8%
12/31/2018	1.17	0	0	0.50%	-5.4%	12/31/2018	1.18	0	0	0.25%	-5.2%	12/31/2018	1.18	0	0	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	0	0	0.00%	27.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,815,401	$1,457,140	132,161
Receivables: investments sold	491
Payables: investments purchased	-
Net assets	$1,815,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,815,892	1,375,419	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,815,892	1,375,419

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,462
Mortality & expense charges	(16,148)
Net investment income (loss)	18,314

Gain (loss) on investments:
Net realized gain (loss)	11,369
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	333,358
Net gain (loss)	344,727

Increase (decrease) in net assets from operations	$363,041

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,314	$8,160
Net realized gain (loss)	11,369	(3,905)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	333,358	83,907

Increase (decrease) in net assets from operations	363,041	88,162

Contract owner transactions:
Proceeds from units sold	1,129,196	726,840
Cost of units redeemed	(334,796)	(460,379)
Account charges	(546)	(534)
Increase (decrease)	793,854	265,927
Net increase (decrease)	1,156,895	354,089
Net assets, beginning	658,997	304,908
Net assets, ending	$1,815,892	$658,997

Units sold	1,133,159	632,219
Units redeemed	(289,375)	(388,326)
Net increase (decrease)	843,784	243,893
Units outstanding, beginning	531,635	287,742
Units outstanding, ending	1,375,419	531,635

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,453,629
Cost of units redeemed/account charges	(1,027,992)
Net investment income (loss)	29,325
Net realized gain (loss)	2,669
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	358,261
Net assets	$1,815,892

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	1,375	$1,816	1.25%	6.5%	12/31/2020	$1.33	0	$0	1.00%	6.8%	12/31/2020	$1.35	0	$0	0.75%	7.0%
12/31/2019	1.24	532	659	1.25%	17.0%	12/31/2019	1.25	0	0	1.00%	17.3%	12/31/2019	1.26	0	0	0.75%	17.6%
12/31/2018	1.06	288	305	1.25%	-16.8%	12/31/2018	1.07	0	0	1.00%	-16.6%	12/31/2018	1.07	0	0	0.75%	-16.3%
12/31/2017	1.27	39	50	1.25%	28.1%	12/31/2017	1.28	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	7.3%	12/31/2020	$1.37	0	$0	0.25%	7.6%	12/31/2020	$1.39	0	$0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	17.9%	12/31/2019	1.28	0	0	0.25%	18.2%	12/31/2019	1.29	0	0	0.00%	18.4%
12/31/2018	1.08	0	0	0.50%	-16.1%	12/31/2018	1.08	0	0	0.25%	-15.9%	12/31/2018	1.09	0	0	0.00%	-15.7%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.29	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	3.3%
2018	3.3%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,204,826	$7,721,537	231,940
Receivables: investments sold	133,083
Payables: investments purchased	-
Net assets	$9,337,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,337,909	4,669,669	$2.00
Band 100	-	-	2.02
Band 75	-	-	2.04
Band 50	-	-	2.06
Band 25	-	-	2.08
Band 0	-	-	2.10
Total	$9,337,909	4,669,669

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25,546
Mortality & expense charges	(85,701)
Net investment income (loss)	(60,155)

Gain (loss) on investments:
Net realized gain (loss)	361,509
Realized gain distributions	779,802
Net change in unrealized appreciation (depreciation)	1,073,467
Net gain (loss)	2,214,778

Increase (decrease) in net assets from operations	$2,154,623

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(60,155)	$(15,909)
Net realized gain (loss)	361,509	(18,134)
Realized gain distributions	779,802	116,809
Net change in unrealized appreciation (depreciation)	1,073,467	660,348

Increase (decrease) in net assets from operations	2,154,623	743,114

Contract owner transactions:
Proceeds from units sold	6,450,956	3,088,199
Cost of units redeemed	(3,599,285)	(1,104,004)
Account charges	(15,291)	(6,151)
Increase (decrease)	2,836,380	1,978,044
Net increase (decrease)	4,991,003	2,721,158
Net assets, beginning	4,346,906	1,625,748
Net assets, ending	$9,337,909	$4,346,906

Units sold	4,106,931	2,356,483
Units redeemed	(2,274,396)	(878,048)
Net increase (decrease)	1,832,535	1,478,435
Units outstanding, beginning	2,837,134	1,358,699
Units outstanding, ending	4,669,669	2,837,134

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,886,312
Cost of units redeemed/account charges	(6,413,261)
Net investment income (loss)	(85,037)
Net realized gain (loss)	416,998
Realized gain distributions	1,049,608
Net change in unrealized appreciation (depreciation)	1,483,289
Net assets	$9,337,909

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	4,670	$9,338	1.25%	30.5%	12/31/2020	$2.02	0	$0	1.00%	30.8%	12/31/2020	$2.04	0	$0	0.75%	31.2%
12/31/2019	1.53	2,837	4,347	1.25%	28.0%	12/31/2019	1.54	0	0	1.00%	28.4%	12/31/2019	1.56	0	0	0.75%	28.7%
12/31/2018	1.20	1,359	1,626	1.25%	-5.7%	12/31/2018	1.20	0	0	1.00%	-5.5%	12/31/2018	1.21	0	0	0.75%	-5.2%
12/31/2017	1.27	570	724	1.25%	28.1%	12/31/2017	1.27	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.8%
12/31/2016	0.99	0	0	1.25%	-1.0%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	0	$0	0.50%	31.5%	12/31/2020	$2.08	0	$0	0.25%	31.8%	12/31/2020	$2.10	0	$0	0.00%	32.2%
12/31/2019	1.57	0	0	0.50%	29.0%	12/31/2019	1.58	0	0	0.25%	29.3%	12/31/2019	1.59	0	0	0.00%	29.7%
12/31/2018	1.22	0	0	0.50%	-5.0%	12/31/2018	1.22	0	0	0.25%	-4.8%	12/31/2018	1.23	0	0	0.00%	-4.5%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.28	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.8%
2018	1.0%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,263,606	$2,172,832	102,203
Receivables: investments sold	-
Payables: investments purchased	(5,932)
Net assets	$2,257,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,257,674	1,795,436	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$2,257,674	1,795,436

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,762
Mortality & expense charges	(24,289)
Net investment income (loss)	11,473

Gain (loss) on investments:
Net realized gain (loss)	(69,175)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	49,238
Net gain (loss)	(19,937)

Increase (decrease) in net assets from operations	$(8,464)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,473	$13,135
Net realized gain (loss)	(69,175)	(27,255)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	49,238	351,558

Increase (decrease) in net assets from operations	(8,464)	337,438

Contract owner transactions:
Proceeds from units sold	523,133	771,067
Cost of units redeemed	(557,798)	(315,582)
Account charges	(3,876)	(2,999)
Increase (decrease)	(38,541)	452,486
Net increase (decrease)	(47,005)	789,924
Net assets, beginning	2,304,679	1,514,755
Net assets, ending	$2,257,674	$2,304,679

Units sold	485,899	669,158
Units redeemed	(526,575)	(275,993)
Net increase (decrease)	(40,676)	393,165
Units outstanding, beginning	1,836,112	1,442,947
Units outstanding, ending	1,795,436	1,836,112

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,083,588
Cost of units redeemed/account charges	(932,452)
Net investment income (loss)	30,002
Net realized gain (loss)	(94,545)
Realized gain distributions	80,307
Net change in unrealized appreciation (depreciation)	90,774
Net assets	$2,257,674

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	1,795	$2,258	1.25%	0.2%	12/31/2020	$1.27	0	$0	1.00%	0.4%	12/31/2020	$1.28	0	$0	0.75%	0.7%
12/31/2019	1.26	1,836	2,305	1.25%	19.6%	12/31/2019	1.26	0	0	1.00%	19.9%	12/31/2019	1.27	0	0	0.75%	20.2%
12/31/2018	1.05	1,443	1,515	1.25%	-9.9%	12/31/2018	1.06	0	0	1.00%	-9.7%	12/31/2018	1.06	0	0	0.75%	-9.5%
12/31/2017	1.17	36	42	1.25%	18.0%	12/31/2017	1.17	0	0	1.00%	18.3%	12/31/2017	1.17	0	0	0.75%	18.6%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	0.9%	12/31/2020	$1.31	0	$0	0.25%	1.2%	12/31/2020	$1.32	0	$0	0.00%	1.4%
12/31/2019	1.28	0	0	0.50%	20.5%	12/31/2019	1.29	0	0	0.25%	20.8%	12/31/2019	1.30	0	0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-9.3%	12/31/2018	1.07	0	0	0.25%	-9.0%	12/31/2018	1.08	0	0	0.00%	-8.8%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.18	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.9%
2018	1.3%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,577	$243,352	7,271
Receivables: investments sold	-
Payables: investments purchased	(357)
Net assets	$271,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,220	204,212	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$271,220	204,212

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,901
Mortality & expense charges	(2,607)
Net investment income (loss)	(706)

Gain (loss) on investments:
Net realized gain (loss)	(8,917)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	25,540
Net gain (loss)	16,623

Increase (decrease) in net assets from operations	$15,917

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(706)	$(395)
Net realized gain (loss)	(8,917)	(8,606)
Realized gain distributions	-	5,467
Net change in unrealized appreciation (depreciation)	25,540	61,061

Increase (decrease) in net assets from operations	15,917	57,527

Contract owner transactions:
Proceeds from units sold	52,874	37,738
Cost of units redeemed	(31,189)	(59,376)
Account charges	(5)	(243)
Increase (decrease)	21,680	(21,881)
Net increase (decrease)	37,597	35,646
Net assets, beginning	233,623	197,977
Net assets, ending	$271,220	$233,623

Units sold	48,134	34,589
Units redeemed	(32,931)	(54,406)
Net increase (decrease)	15,203	(19,817)
Units outstanding, beginning	189,009	208,826
Units outstanding, ending	204,212	189,009

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$323,513
Cost of units redeemed/account charges	(96,796)
Net investment income (loss)	(362)
Net realized gain (loss)	(18,395)
Realized gain distributions	35,035
Net change in unrealized appreciation (depreciation)	28,225
Net assets	$271,220

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	204	$271	1.25%	7.4%	12/31/2020	$1.34	0	$0	1.00%	7.7%	12/31/2020	$1.36	0	$0	0.75%	8.0%
12/31/2019	1.24	189	234	1.25%	30.4%	12/31/2019	1.25	0	0	1.00%	30.7%	12/31/2019	1.26	0	0	0.75%	31.0%
12/31/2018	0.95	209	198	1.25%	-11.6%	12/31/2018	0.95	0	0	1.00%	-11.4%	12/31/2018	0.96	0	0	0.75%	-11.2%
12/31/2017	1.07	0	0	1.25%	9.7%	12/31/2017	1.08	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	8.3%	12/31/2020	$1.38	0	$0	0.25%	8.5%	12/31/2020	$1.40	0	$0	0.00%	8.8%
12/31/2019	1.26	0	0	0.50%	31.4%	12/31/2019	1.27	0	0	0.25%	31.7%	12/31/2019	1.28	0	0	0.00%	32.0%
12/31/2018	0.96	0	0	0.50%	-10.9%	12/31/2018	0.97	0	0	0.25%	-10.7%	12/31/2018	0.97	0	0	0.00%	-10.5%
12/31/2017	1.08	0	0	0.50%	10.6%	12/31/2017	1.08	0	0	0.25%	10.8%	12/31/2017	1.09	0	0	0.00%	11.1%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.1%
2018	2.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,412,923	$4,788,764	92,918
Receivables: investments sold	-
Payables: investments purchased	(252,253)
Net assets	$5,160,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,160,670	4,544,443	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$5,160,670	4,544,443

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,939
Mortality & expense charges	(52,278)
Net investment income (loss)	(25,339)

Gain (loss) on investments:
Net realized gain (loss)	(586,851)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	640,997
Net gain (loss)	54,146

Increase (decrease) in net assets from operations	$28,807

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,339)	$(25,701)
Net realized gain (loss)	(586,851)	(355,998)
Realized gain distributions	-	167,076
Net change in unrealized appreciation (depreciation)	640,997	1,142,055

Increase (decrease) in net assets from operations	28,807	927,432

Contract owner transactions:
Proceeds from units sold	3,360,171	1,819,664
Cost of units redeemed	(2,505,847)	(2,603,422)
Account charges	(6,137)	(5,566)
Increase (decrease)	848,187	(789,324)
Net increase (decrease)	876,994	138,108
Net assets, beginning	4,283,676	4,145,568
Net assets, ending	$5,160,670	$4,283,676

Units sold	3,587,335	1,837,164
Units redeemed	(2,844,474)	(2,511,524)
Net increase (decrease)	742,861	(674,360)
Units outstanding, beginning	3,801,582	4,475,942
Units outstanding, ending	4,544,443	3,801,582

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,644,857
Cost of units redeemed/account charges	(6,863,285)
Net investment income (loss)	(71,520)
Net realized gain (loss)	(983,587)
Realized gain distributions	810,046
Net change in unrealized appreciation (depreciation)	624,159
Net assets	$5,160,670

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	4,544	$5,161	1.25%	0.8%	12/31/2020	$1.15	0	$0	1.00%	1.0%	12/31/2020	$1.16	0	$0	0.75%	1.3%
12/31/2019	1.13	3,802	4,284	1.25%	21.7%	12/31/2019	1.14	0	0	1.00%	22.0%	12/31/2019	1.14	0	0	0.75%	22.3%
12/31/2018	0.93	4,476	4,146	1.25%	-15.1%	12/31/2018	0.93	0	0	1.00%	-14.9%	12/31/2018	0.94	0	0	0.75%	-14.7%
12/31/2017	1.09	2,220	2,422	1.25%	11.0%	12/31/2017	1.09	0	0	1.00%	11.3%	12/31/2017	1.10	0	0	0.75%	11.5%
12/31/2016	0.98	0	0	1.25%	-1.7%	12/31/2016	0.98	0	0	1.00%	-1.7%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	1.5%	12/31/2020	$1.18	0	$0	0.25%	1.8%	12/31/2020	$1.19	0	$0	0.00%	2.0%
12/31/2019	1.15	0	0	0.50%	22.6%	12/31/2019	1.16	0	0	0.25%	22.9%	12/31/2019	1.17	0	0	0.00%	23.2%
12/31/2018	0.94	0	0	0.50%	-14.5%	12/31/2018	0.95	0	0	0.25%	-14.2%	12/31/2018	0.95	0	0	0.00%	-14.0%
12/31/2017	1.10	0	0	0.50%	11.8%	12/31/2017	1.10	0	0	0.25%	12.1%	12/31/2017	1.11	0	0	0.00%	12.4%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.6%	12/31/2016	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.9%
2018	0.6%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,143	$241,483	4,681
Receivables: investments sold	608
Payables: investments purchased	-
Net assets	$281,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,751	188,852	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$281,751	188,852

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,219
Mortality & expense charges	(2,827)
Net investment income (loss)	(608)

Gain (loss) on investments:
Net realized gain (loss)	3,392
Realized gain distributions	9,940
Net change in unrealized appreciation (depreciation)	25,924
Net gain (loss)	39,256

Increase (decrease) in net assets from operations	$38,648

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(608)	$1,745
Net realized gain (loss)	3,392	6,844
Realized gain distributions	9,940	-
Net change in unrealized appreciation (depreciation)	25,924	96,299

Increase (decrease) in net assets from operations	38,648	104,888

Contract owner transactions:
Proceeds from units sold	74,189	62,817
Cost of units redeemed	(34,129)	(406,980)
Account charges	(90)	(1,010)
Increase (decrease)	39,970	(345,173)
Net increase (decrease)	78,618	(240,285)
Net assets, beginning	203,133	443,418
Net assets, ending	$281,751	$203,133

Units sold	55,981	53,849
Units redeemed	(26,192)	(326,441)
Net increase (decrease)	29,789	(272,592)
Units outstanding, beginning	159,063	431,655
Units outstanding, ending	188,852	159,063

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$689,534
Cost of units redeemed/account charges	(480,715)
Net investment income (loss)	1,064
Net realized gain (loss)	4,864
Realized gain distributions	27,344
Net change in unrealized appreciation (depreciation)	39,660
Net assets	$281,751

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	189	$282	1.25%	16.8%	12/31/2020	$1.51	0	$0	1.00%	17.1%	12/31/2020	$1.52	0	$0	0.75%	17.4%
12/31/2019	1.28	159	203	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.29	0	0	0.75%	24.9%
12/31/2018	1.03	432	443	1.25%	-7.6%	12/31/2018	1.03	0	0	1.00%	-7.4%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	17.7%	12/31/2020	$1.55	0	$0	0.25%	18.0%	12/31/2020	$1.56	0	$0	0.00%	18.3%
12/31/2019	1.30	0	0	0.50%	25.3%	12/31/2019	1.31	0	0	0.25%	25.6%	12/31/2019	1.32	0	0	0.00%	25.9%
12/31/2018	1.04	0	0	0.50%	-6.9%	12/31/2018	1.04	0	0	0.25%	-6.7%	12/31/2018	1.05	0	0	0.00%	-6.4%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.4%
2018	1.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,884	$10,662	490
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$14,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,874	10,742	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$14,874	10,742

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$47
Mortality & expense charges	(128)
Net investment income (loss)	(81)

Gain (loss) on investments:
Net realized gain (loss)	202
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,222
Net gain (loss)	4,424

Increase (decrease) in net assets from operations	$4,343

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(81)	$-
Net realized gain (loss)	202	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,222	-

Increase (decrease) in net assets from operations	4,343	-

Contract owner transactions:
Proceeds from units sold	12,602	-
Cost of units redeemed	(2,004)	-
Account charges	(67)	-
Increase (decrease)	10,531	-
Net increase (decrease)	14,874	-
Net assets, beginning	-	-
Net assets, ending	$14,874	$-

Units sold	12,462	-
Units redeemed	(1,720)	-
Net increase (decrease)	10,742	-
Units outstanding, beginning	-	-
Units outstanding, ending	10,742	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,602
Cost of units redeemed/account charges	(2,071)
Net investment income (loss)	(81)
Net realized gain (loss)	202
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,222
Net assets	$14,874

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	11	$15	1.25%	29.4%	12/31/2020	$1.39	0	$0	1.00%	29.7%	12/31/2020	$1.40	0	$0	0.75%	30.0%
12/31/2019	1.07	0	0	1.25%	24.5%	12/31/2019	1.07	0	0	1.00%	24.8%	12/31/2019	1.08	0	0	0.75%	25.1%
12/31/2018	0.86	0	0	1.25%	-14.0%	12/31/2018	0.86	0	0	1.00%	-13.9%	12/31/2018	0.86	0	0	0.75%	-13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	30.3%	12/31/2020	$1.42	0	$0	0.25%	30.7%	12/31/2020	$1.43	0	$0	0.00%	31.0%
12/31/2019	1.08	0	0	0.50%	25.4%	12/31/2019	1.09	0	0	0.25%	25.7%	12/31/2019	1.09	0	0	0.00%	26.1%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	5.6%	12/31/2020	$1.18	0	$0	1.00%	5.9%	12/31/2020	$1.18	0	$0	0.75%	6.2%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	6.4%	12/31/2020	$1.19	0	$0	0.25%	6.7%	12/31/2020	$1.20	0	$0	0.00%	7.0%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.7%	12/31/2019	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	0.8%	12/31/2020	$1.01	0	$0	1.00%	0.9%	12/31/2020	$1.01	0	$0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	1.0%	12/31/2020	$1.01	0	$0	0.25%	1.0%	12/31/2020	$1.01	0	$0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	1.25%	36.8%	12/31/2020	$1.37	0	$0	1.00%	36.9%	12/31/2020	$1.37	0	$0	0.75%	37.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	37.3%	12/31/2020	$1.37	0	$0	0.25%	37.5%	12/31/2020	$1.38	0	$0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Aggressive Allocation Fund Investor Class - 06-3MT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	14.1%	12/31/2020	$1.34	0	$0	1.00%	14.3%	12/31/2020	$1.34	0	$0	0.75%	14.6%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	14.9%	12/31/2020	$1.36	0	$0	0.25%	15.2%	12/31/2020	$1.37	0	$0	0.00%	15.5%
12/31/2019	1.18	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.9%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.7%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	9.3%	12/31/2020	$1.24	0	$0	1.00%	9.6%	12/31/2020	$1.25	0	$0	0.75%	9.8%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.7%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	10.1%	12/31/2020	$1.26	0	$0	0.25%	10.4%	12/31/2020	$1.27	0	$0	0.00%	10.7%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,350	$5,171	447
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,353	4,707	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$5,353	4,707

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$73
Mortality & expense charges	(60)
Net investment income (loss)	13

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	77
Net change in unrealized appreciation (depreciation)	179
Net gain (loss)	256

Increase (decrease) in net assets from operations	$269

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13	$-
Net realized gain (loss)	-	-
Realized gain distributions	77	-
Net change in unrealized appreciation (depreciation)	179	-

Increase (decrease) in net assets from operations	269	-

Contract owner transactions:
Proceeds from units sold	5,084	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	5,084	-
Net increase (decrease)	5,353	-
Net assets, beginning	-	-
Net assets, ending	$5,353	$-

Units sold	4,707	-
Units redeemed	-	-
Net increase (decrease)	4,707	-
Units outstanding, beginning	-	-
Units outstanding, ending	4,707	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,084
Cost of units redeemed/account charges	-
Net investment income (loss)	13
Net realized gain (loss)	-
Realized gain distributions	77
Net change in unrealized appreciation (depreciation)	179
Net assets	$5,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	5	$5	1.25%	5.6%	12/31/2020	$1.14	0	$0	1.00%	5.9%	12/31/2020	$1.15	0	$0	0.75%	6.1%
12/31/2019	1.08	0	0	1.25%	9.4%	12/31/2019	1.08	0	0	1.00%	9.6%	12/31/2019	1.08	0	0	0.75%	9.9%
12/31/2018	0.98	0	0	1.25%	-1.5%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	6.4%	12/31/2020	$1.16	0	$0	0.25%	6.7%	12/31/2020	$1.17	0	$0	0.00%	6.9%
12/31/2019	1.09	0	0	0.50%	10.2%	12/31/2019	1.09	0	0	0.25%	10.5%	12/31/2019	1.09	0	0	0.00%	10.7%
12/31/2018	0.99	0	0	0.50%	-1.4%	12/31/2018	0.99	0	0	0.25%	-1.4%	12/31/2018	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Defensive Market Strategies Fund Inv Class - 06-3MX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	8.5%	12/31/2020	$1.23	0	$0	1.00%	8.8%	12/31/2020	$1.24	0	$0	0.75%	9.0%
12/31/2019	1.13	0	0	1.25%	17.9%	12/31/2019	1.13	0	0	1.00%	18.2%	12/31/2019	1.13	0	0	0.75%	18.5%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.4%	12/31/2018	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	9.3%	12/31/2020	$1.25	0	$0	0.25%	9.6%	12/31/2020	$1.26	0	$0	0.00%	9.9%
12/31/2019	1.14	0	0	0.50%	18.8%	12/31/2019	1.14	0	0	0.25%	19.1%	12/31/2019	1.14	0	0	0.00%	19.4%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258	$228	19
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$258	201	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$258	201

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2
Mortality & expense charges	(2)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	54
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	30
Net gain (loss)	92

Increase (decrease) in net assets from operations	$92

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	54	-
Realized gain distributions	8	-
Net change in unrealized appreciation (depreciation)	30	-

Increase (decrease) in net assets from operations	92	-

Contract owner transactions:
Proceeds from units sold	678	-
Cost of units redeemed	(512)	-
Account charges	-	-
Increase (decrease)	166	-
Net increase (decrease)	258	-
Net assets, beginning	-	-
Net assets, ending	$258	$-

Units sold	666	-
Units redeemed	(465)	-
Net increase (decrease)	201	-
Units outstanding, beginning	-	-
Units outstanding, ending	201	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$678
Cost of units redeemed/account charges	(512)
Net investment income (loss)	-
Net realized gain (loss)	54
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	30
Net assets	$258

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	1.25%	11.6%	12/31/2020	$1.29	0	$0	1.00%	11.8%	12/31/2020	$1.30	0	$0	0.75%	12.1%
12/31/2019	1.15	0	0	1.25%	20.8%	12/31/2019	1.15	0	0	1.00%	21.1%	12/31/2019	1.16	0	0	0.75%	21.4%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	12.4%	12/31/2020	$1.31	0	$0	0.25%	12.7%	12/31/2020	$1.32	0	$0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	21.7%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,643	$26,653	2,602
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$24,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,647	24,748	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$24,647	24,748

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$460
Mortality & expense charges	(283)
Net investment income (loss)	177

Gain (loss) on investments:
Net realized gain (loss)	(45)
Realized gain distributions	177
Net change in unrealized appreciation (depreciation)	(1,780)
Net gain (loss)	(1,648)

Increase (decrease) in net assets from operations	$(1,471)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$177	$1,125
Net realized gain (loss)	(45)	2
Realized gain distributions	177	435
Net change in unrealized appreciation (depreciation)	(1,780)	(230)

Increase (decrease) in net assets from operations	(1,471)	1,332

Contract owner transactions:
Proceeds from units sold	224	24,648
Cost of units redeemed	-	-
Account charges	(54)	(32)
Increase (decrease)	170	24,616
Net increase (decrease)	(1,301)	25,948
Net assets, beginning	25,948	-
Net assets, ending	$24,647	$25,948

Units sold	246	24,593
Units redeemed	(61)	(30)
Net increase (decrease)	185	24,563
Units outstanding, beginning	24,563	-
Units outstanding, ending	24,748	24,563

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,872
Cost of units redeemed/account charges	(86)
Net investment income (loss)	1,302
Net realized gain (loss)	(43)
Realized gain distributions	612
Net change in unrealized appreciation (depreciation)	(2,010)
Net assets	$24,647

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	25	$25	1.25%	-5.7%	12/31/2020	$1.00	0	$0	1.00%	-5.5%	12/31/2020	$1.00	0	$0	0.75%	-5.2%
12/31/2019	1.06	25	26	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	-5.0%	12/31/2020	$1.01	0	$0	0.25%	-4.8%	12/31/2020	$1.02	0	$0	0.00%	-4.5%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	9.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,801	$15,259	1,687
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$20,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,804	15,986	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$20,804	15,986

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$192
Mortality & expense charges	(208)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	19
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,560
Net gain (loss)	3,579

Increase (decrease) in net assets from operations	$3,563

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$360
Net realized gain (loss)	19	4
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,560	1,982

Increase (decrease) in net assets from operations	3,563	2,346

Contract owner transactions:
Proceeds from units sold	166	14,790
Cost of units redeemed	-	-
Account charges	(41)	(20)
Increase (decrease)	125	14,770
Net increase (decrease)	3,688	17,116
Net assets, beginning	17,116	-
Net assets, ending	$20,804	$17,116

Units sold	159	15,885
Units redeemed	(39)	(19)
Net increase (decrease)	120	15,866
Units outstanding, beginning	15,866	-
Units outstanding, ending	15,986	15,866

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,956
Cost of units redeemed/account charges	(61)
Net investment income (loss)	344
Net realized gain (loss)	23
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,542
Net assets	$20,804

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	16	$21	1.25%	20.6%	12/31/2020	$1.31	0	$0	1.00%	20.9%	12/31/2020	$1.31	0	$0	0.75%	21.2%
12/31/2019	1.08	16	17	1.25%	7.9%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	21.5%	12/31/2020	$1.32	0	$0	0.25%	21.8%	12/31/2020	$1.33	0	$0	0.00%	22.2%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,401	$26,751	1,428
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$27,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,405	23,703	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$27,405	23,703

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$623
Mortality & expense charges	(327)
Net investment income (loss)	296

Gain (loss) on investments:
Net realized gain (loss)	8
Realized gain distributions	1,204
Net change in unrealized appreciation (depreciation)	1,281
Net gain (loss)	2,493

Increase (decrease) in net assets from operations	$2,789

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$296	$133
Net realized gain (loss)	8	(1)
Realized gain distributions	1,204	304
Net change in unrealized appreciation (depreciation)	1,281	(631)

Increase (decrease) in net assets from operations	2,789	(195)

Contract owner transactions:
Proceeds from units sold	265	24,642
Cost of units redeemed	-	-
Account charges	(66)	(30)
Increase (decrease)	199	24,612
Net increase (decrease)	2,988	24,417
Net assets, beginning	24,417	-
Net assets, ending	$27,405	$24,417

Units sold	236	23,555
Units redeemed	(59)	(29)
Net increase (decrease)	177	23,526
Units outstanding, beginning	23,526	-
Units outstanding, ending	23,703	23,526

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,907
Cost of units redeemed/account charges	(96)
Net investment income (loss)	429
Net realized gain (loss)	7
Realized gain distributions	1,508
Net change in unrealized appreciation (depreciation)	650
Net assets	$27,405

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	24	$27	1.25%	11.4%	12/31/2020	$1.16	0	$0	1.00%	11.7%	12/31/2020	$1.17	0	$0	0.75%	12.0%
12/31/2019	1.04	24	24	1.25%	3.8%	12/31/2019	1.04	0	0	1.00%	3.9%	12/31/2019	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	12.2%	12/31/2020	$1.17	0	$0	0.25%	12.5%	12/31/2020	$1.18	0	$0	0.00%	12.8%
12/31/2019	1.04	0	0	0.50%	4.2%	12/31/2019	1.04	0	0	0.25%	4.3%	12/31/2019	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds International Equity Fund Advisor Class - 06-43G (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	6.5%	12/31/2020	$1.14	0	$0	1.00%	6.7%	12/31/2020	$1.14	0	$0	0.75%	7.0%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	7.3%	12/31/2020	$1.15	0	$0	0.25%	7.5%	12/31/2020	$1.16	0	$0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,247	$15,971	1,037
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$16,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,249	14,679	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$16,249	14,679

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$366
Mortality & expense charges	(196)
Net investment income (loss)	170

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	396
Net change in unrealized appreciation (depreciation)	607
Net gain (loss)	1,006

Increase (decrease) in net assets from operations	$1,176

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$170	$73
Net realized gain (loss)	3	-
Realized gain distributions	396	193
Net change in unrealized appreciation (depreciation)	607	(331)

Increase (decrease) in net assets from operations	1,176	(65)

Contract owner transactions:
Proceeds from units sold	158	15,037
Cost of units redeemed	-	-
Account charges	(39)	(18)
Increase (decrease)	119	15,019
Net increase (decrease)	1,295	14,954
Net assets, beginning	14,954	-
Net assets, ending	$16,249	$14,954

Units sold	145	14,588
Units redeemed	(36)	(18)
Net increase (decrease)	109	14,570
Units outstanding, beginning	14,570	-
Units outstanding, ending	14,679	14,570

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,195
Cost of units redeemed/account charges	(57)
Net investment income (loss)	243
Net realized gain (loss)	3
Realized gain distributions	589
Net change in unrealized appreciation (depreciation)	276
Net assets	$16,249

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	15	$16	1.25%	7.8%	12/31/2020	$1.11	0	$0	1.00%	8.1%	12/31/2020	$1.12	0	$0	0.75%	8.4%
12/31/2019	1.03	15	15	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	8.7%	12/31/2020	$1.12	0	$0	0.25%	8.9%	12/31/2020	$1.13	0	$0	0.00%	9.2%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.2%	12/31/2019	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	2.9%	12/31/2020	$1.12	0	$0	1.00%	3.2%	12/31/2020	$1.13	0	$0	0.75%	3.4%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	3.7%	12/31/2020	$1.14	0	$0	0.25%	3.9%	12/31/2020	$1.14	0	$0	0.00%	4.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	18.6%	12/31/2020	$1.25	0	$0	1.00%	18.9%	12/31/2020	$1.25	0	$0	0.75%	19.2%
12/31/2019	1.05	0	0	1.25%	4.8%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	19.5%	12/31/2020	$1.26	0	$0	0.25%	19.8%	12/31/2020	$1.27	0	$0	0.00%	20.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	1.25%	34.1%	12/31/2020	$1.45	0	$0	1.00%	34.4%	12/31/2020	$1.45	0	$0	0.75%	34.7%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	35.1%	12/31/2020	$1.46	0	$0	0.25%	35.4%	12/31/2020	$1.47	0	$0	0.00%	35.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.0%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,971	$30,141	928
Receivables: investments sold	-
Payables: investments purchased	(64)
Net assets	$37,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,907	29,529	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$37,907	29,529

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$515
Mortality & expense charges	(388)
Net investment income (loss)	127

Gain (loss) on investments:
Net realized gain (loss)	34
Realized gain distributions	358
Net change in unrealized appreciation (depreciation)	5,029
Net gain (loss)	5,421

Increase (decrease) in net assets from operations	$5,548

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$127	$120
Net realized gain (loss)	34	5
Realized gain distributions	358	155
Net change in unrealized appreciation (depreciation)	5,029	2,801

Increase (decrease) in net assets from operations	5,548	3,081

Contract owner transactions:
Proceeds from units sold	3,267	26,194
Cost of units redeemed	-	-
Account charges	(149)	(34)
Increase (decrease)	3,118	26,160
Net increase (decrease)	8,666	29,241
Net assets, beginning	29,241	-
Net assets, ending	$37,907	$29,241

Units sold	3,069	26,619
Units redeemed	(127)	(32)
Net increase (decrease)	2,942	26,587
Units outstanding, beginning	26,587	-
Units outstanding, ending	29,529	26,587

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,461
Cost of units redeemed/account charges	(183)
Net investment income (loss)	247
Net realized gain (loss)	39
Realized gain distributions	513
Net change in unrealized appreciation (depreciation)	7,830
Net assets	$37,907

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	30	$38	1.25%	16.7%	12/31/2020	$1.29	0	$0	1.00%	17.0%	12/31/2020	$1.29	0	$0	0.75%	17.3%
12/31/2019	1.10	27	29	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	17.6%	12/31/2020	$1.30	0	$0	0.25%	17.9%	12/31/2020	$1.31	0	$0	0.00%	18.2%
12/31/2019	1.10	0	0	0.50%	10.4%	12/31/2019	1.11	0	0	0.25%	10.6%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	1.25%	4.0%	12/31/2020	$1.06	0	$0	1.00%	4.2%	12/31/2020	$1.07	0	$0	0.75%	4.5%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	4.8%	12/31/2020	$1.08	0	$0	0.25%	5.0%	12/31/2020	$1.08	0	$0	0.00%	5.3%
12/31/2019	1.02	0	0	0.50%	2.4%	12/31/2019	1.03	0	0	0.25%	2.6%	12/31/2019	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Harbor Capital Apprec Ret Retirement Class - 06-49R (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.69
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	1.25%	52.6%	12/31/2020	$1.69	0	$0	1.00%	53.0%	12/31/2020	$1.69	0	$0	0.75%	53.4%
12/31/2019	1.10	0	0	1.25%	10.3%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	53.8%	12/31/2020	$1.71	0	$0	0.25%	54.2%	12/31/2020	$1.71	0	$0	0.00%	54.6%
12/31/2019	1.11	0	0	0.50%	10.6%	12/31/2019	1.11	0	0	0.25%	10.7%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	-4.9%	12/31/2020	$1.09	0	$0	1.00%	-4.7%	12/31/2020	$1.10	0	$0	0.75%	-4.4%
12/31/2019	1.14	0	0	1.25%	14.4%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.15	0	0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	-4.2%	12/31/2020	$1.10	0	$0	0.25%	-4.0%	12/31/2020	$1.11	0	$0	0.00%	-3.7%
12/31/2019	1.15	0	0	0.50%	14.7%	12/31/2019	1.15	0	0	0.25%	14.8%	12/31/2019	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R4 Class - 06-39P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,425	$17,727	548
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$22,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,425	16,335	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$22,425	16,335

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(193)
Net investment income (loss)	(193)

Gain (loss) on investments:
Net realized gain (loss)	24
Realized gain distributions	1,956
Net change in unrealized appreciation (depreciation)	2,565
Net gain (loss)	4,545

Increase (decrease) in net assets from operations	$4,352

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(193)	$(130)
Net realized gain (loss)	24	22
Realized gain distributions	1,956	557
Net change in unrealized appreciation (depreciation)	2,565	1,985

Increase (decrease) in net assets from operations	4,352	2,434

Contract owner transactions:
Proceeds from units sold	4,983	3,703
Cost of units redeemed	-	(1)
Account charges	-	-
Increase (decrease)	4,983	3,702
Net increase (decrease)	9,335	6,136
Net assets, beginning	13,090	6,954
Net assets, ending	$22,425	$13,090

Units sold	4,604	3,592
Units redeemed	-	-
Net increase (decrease)	4,604	3,592
Units outstanding, beginning	11,731	8,139
Units outstanding, ending	16,335	11,731

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,493
Cost of units redeemed/account charges	(1)
Net investment income (loss)	(324)
Net realized gain (loss)	46
Realized gain distributions	2,513
Net change in unrealized appreciation (depreciation)	4,698
Net assets	$22,425

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	16	$22	1.25%	23.0%	12/31/2020	$1.38	0	$0	1.00%	23.3%	12/31/2020	$1.39	0	$0	0.75%	23.6%
12/31/2019	1.12	12	13	1.25%	30.6%	12/31/2019	1.12	0	0	1.00%	30.9%	12/31/2019	1.12	0	0	0.75%	31.2%
12/31/2018	0.85	8	7	1.25%	-14.6%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	24.0%	12/31/2020	$1.41	0	$0	0.25%	24.3%	12/31/2020	$1.42	0	$0	0.00%	24.6%
12/31/2019	1.13	0	0	0.50%	31.6%	12/31/2019	1.13	0	0	0.25%	31.9%	12/31/2019	1.14	0	0	0.00%	32.2%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.0%	12/31/2018	0.86	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R3 Class - 06-39R
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,401	$44,168	1,332
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$51,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,437	37,777	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$51,437	37,777

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(497)
Net investment income (loss)	(497)

Gain (loss) on investments:
Net realized gain (loss)	433
Realized gain distributions	4,720
Net change in unrealized appreciation (depreciation)	4,919
Net gain (loss)	10,072

Increase (decrease) in net assets from operations	$9,575

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(497)	$(325)
Net realized gain (loss)	433	67
Realized gain distributions	4,720	2,030
Net change in unrealized appreciation (depreciation)	4,919	2,314

Increase (decrease) in net assets from operations	9,575	4,086

Contract owner transactions:
Proceeds from units sold	4,476	42,155
Cost of units redeemed	(8,073)	(782)
Account charges	-	-
Increase (decrease)	(3,597)	41,373
Net increase (decrease)	5,978	45,459
Net assets, beginning	45,459	-
Net assets, ending	$51,437	$45,459

Units sold	4,130	41,676
Units redeemed	(7,304)	(725)
Net increase (decrease)	(3,174)	40,951
Units outstanding, beginning	40,951	-
Units outstanding, ending	37,777	40,951

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$46,631
Cost of units redeemed/account charges	(8,855)
Net investment income (loss)	(822)
Net realized gain (loss)	500
Realized gain distributions	6,750
Net change in unrealized appreciation (depreciation)	7,233
Net assets	$51,437

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	38	$51	1.25%	22.7%	12/31/2020	$1.37	0	$0	1.00%	23.0%	12/31/2020	$1.38	0	$0	0.75%	23.3%
12/31/2019	1.11	41	45	1.25%	30.2%	12/31/2019	1.11	0	0	1.00%	30.5%	12/31/2019	1.12	0	0	0.75%	30.8%
12/31/2018	0.85	0	0	1.25%	-14.7%	12/31/2018	0.85	0	0	1.00%	-14.6%	12/31/2018	0.86	0	0	0.75%	-14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	23.6%	12/31/2020	$1.40	0	$0	0.25%	23.9%	12/31/2020	$1.41	0	$0	0.00%	24.2%
12/31/2019	1.12	0	0	0.50%	31.2%	12/31/2019	1.13	0	0	0.25%	31.5%	12/31/2019	1.13	0	0	0.00%	31.8%
12/31/2018	0.86	0	0	0.50%	-14.3%	12/31/2018	0.86	0	0	0.25%	-14.2%	12/31/2018	0.86	0	0	0.00%	-14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R6 Class - 06-39T
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,296	$254,475	6,728
Receivables: investments sold	-
Payables: investments purchased	(2,157)
Net assets	$291,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,139	209,893	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$291,139	209,893

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,034)
Net investment income (loss)	(3,034)

Gain (loss) on investments:
Net realized gain (loss)	(30,189)
Realized gain distributions	24,381
Net change in unrealized appreciation (depreciation)	38,421
Net gain (loss)	32,613

Increase (decrease) in net assets from operations	$29,579

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,034)	$(1,883)
Net realized gain (loss)	(30,189)	1,186
Realized gain distributions	24,381	15,165
Net change in unrealized appreciation (depreciation)	38,421	362

Increase (decrease) in net assets from operations	29,579	14,830

Contract owner transactions:
Proceeds from units sold	125,712	405,295
Cost of units redeemed	(163,062)	(123,167)
Account charges	(638)	(394)
Increase (decrease)	(37,988)	281,734
Net increase (decrease)	(8,409)	296,564
Net assets, beginning	299,548	2,984
Net assets, ending	$291,139	$299,548

Units sold	116,941	374,459
Units redeemed	(173,768)	(111,222)
Net increase (decrease)	(56,827)	263,237
Units outstanding, beginning	266,720	3,483
Units outstanding, ending	209,893	266,720

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$533,955
Cost of units redeemed/account charges	(287,263)
Net investment income (loss)	(4,917)
Net realized gain (loss)	(29,003)
Realized gain distributions	39,546
Net change in unrealized appreciation (depreciation)	38,821
Net assets	$291,139

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	210	$291	1.25%	23.5%	12/31/2020	$1.40	0	$0	1.00%	23.8%	12/31/2020	$1.41	0	$0	0.75%	24.1%
12/31/2019	1.12	267	300	1.25%	31.1%	12/31/2019	1.13	0	0	1.00%	31.4%	12/31/2019	1.13	0	0	0.75%	31.8%
12/31/2018	0.86	3	3	1.25%	-14.3%	12/31/2018	0.86	0	0	1.00%	-14.2%	12/31/2018	0.86	0	0	0.75%	-14.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	24.4%	12/31/2020	$1.42	0	$0	0.25%	24.7%	12/31/2020	$1.43	0	$0	0.00%	25.1%
12/31/2019	1.14	0	0	0.50%	32.1%	12/31/2019	1.14	0	0	0.25%	32.4%	12/31/2019	1.15	0	0	0.00%	32.7%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,542	$25,540	1,783
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$31,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,550	26,696	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$31,550	26,696

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(339)
Net investment income (loss)	(339)

Gain (loss) on investments:
Net realized gain (loss)	759
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,484
Net gain (loss)	2,243

Increase (decrease) in net assets from operations	$1,904

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(339)	$(1,089)
Net realized gain (loss)	759	(1,828)
Realized gain distributions	-	251
Net change in unrealized appreciation (depreciation)	1,484	22,856

Increase (decrease) in net assets from operations	1,904	20,190

Contract owner transactions:
Proceeds from units sold	1,064	18,004
Cost of units redeemed	(10,402)	(138,732)
Account charges	(73)	(152)
Increase (decrease)	(9,411)	(120,880)
Net increase (decrease)	(7,507)	(100,690)
Net assets, beginning	39,057	139,747
Net assets, ending	$31,550	$39,057

Units sold	1,080	18,010
Units redeemed	(9,914)	(142,664)
Net increase (decrease)	(8,834)	(124,654)
Units outstanding, beginning	35,530	160,184
Units outstanding, ending	26,696	35,530

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$175,505
Cost of units redeemed/account charges	(150,417)
Net investment income (loss)	(1,587)
Net realized gain (loss)	(1,089)
Realized gain distributions	3,136
Net change in unrealized appreciation (depreciation)	6,002
Net assets	$31,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	27	$32	1.25%	7.5%	12/31/2020	$1.19	0	$0	1.00%	7.8%	12/31/2020	$1.20	0	$0	0.75%	8.0%
12/31/2019	1.10	36	39	1.25%	26.0%	12/31/2019	1.10	0	0	1.00%	26.3%	12/31/2019	1.11	0	0	0.75%	26.6%
12/31/2018	0.87	160	140	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.6%	12/31/2018	0.87	0	0	0.75%	-12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	8.3%	12/31/2020	$1.21	0	$0	0.25%	8.6%	12/31/2020	$1.22	0	$0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	27.0%	12/31/2019	1.12	0	0	0.25%	27.3%	12/31/2019	1.12	0	0	0.00%	27.6%
12/31/2018	0.88	0	0	0.50%	-12.4%	12/31/2018	0.88	0	0	0.25%	-12.3%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford International Opportunities Fund R6 Class - 06-3F7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,432	$55,653	3,090
Receivables: investments sold	1,393
Payables: investments purchased	-
Net assets	$63,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,825	51,637	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$63,825	51,637

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$423
Mortality & expense charges	(4,964)
Net investment income (loss)	(4,541)

Gain (loss) on investments:
Net realized gain (loss)	(46,437)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(33,827)
Net gain (loss)	(80,264)

Increase (decrease) in net assets from operations	$(84,805)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,541)	$9,781
Net realized gain (loss)	(46,437)	(16)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(33,827)	40,606

Increase (decrease) in net assets from operations	(84,805)	50,371

Contract owner transactions:
Proceeds from units sold	131,446	888,463
Cost of units redeemed	(921,585)	(48)
Account charges	(4)	(13)
Increase (decrease)	(790,143)	888,402
Net increase (decrease)	(874,948)	938,773
Net assets, beginning	938,773	-
Net assets, ending	$63,825	$938,773

Units sold	125,595	905,811
Units redeemed	(979,710)	(59)
Net increase (decrease)	(854,115)	905,752
Units outstanding, beginning	905,752	-
Units outstanding, ending	51,637	905,752

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,019,909
Cost of units redeemed/account charges	(921,650)
Net investment income (loss)	5,240
Net realized gain (loss)	(46,453)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,779
Net assets	$63,825

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	52	$64	1.25%	19.3%	12/31/2020	$1.24	0	$0	1.00%	19.6%	12/31/2020	$1.25	0	$0	0.75%	19.9%
12/31/2019	1.04	906	939	1.25%	24.6%	12/31/2019	1.04	0	0	1.00%	24.9%	12/31/2019	1.04	0	0	0.75%	25.2%
12/31/2018	0.83	0	0	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	20.2%	12/31/2020	$1.27	0	$0	0.25%	20.5%	12/31/2020	$1.28	0	$0	0.00%	20.8%
12/31/2019	1.05	0	0	0.50%	25.5%	12/31/2019	1.05	0	0	0.25%	25.8%	12/31/2019	1.06	0	0	0.00%	26.1%
12/31/2018	0.84	0	0	0.50%	-16.5%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	3.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	-0.1%	12/31/2020	$1.12	0	$0	1.00%	0.1%	12/31/2020	$1.12	0	$0	0.75%	0.4%
12/31/2019	1.11	0	0	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.7%
12/31/2018	0.95	0	0	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	0.6%	12/31/2020	$1.13	0	$0	0.25%	0.9%	12/31/2020	$1.14	0	$0	0.00%	1.1%
12/31/2019	1.12	0	0	0.50%	18.0%	12/31/2019	1.12	0	0	0.25%	18.3%	12/31/2019	1.13	0	0	0.00%	18.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders International Stock Fund SDR Class - 06-3NX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,793,438	$1,443,781	106,917
Receivables: investments sold	-
Payables: investments purchased	(33,583)
Net assets	$1,759,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,759,855	1,221,865	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$1,759,855	1,221,865

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,317
Mortality & expense charges	(18,150)
Net investment income (loss)	(10,833)

Gain (loss) on investments:
Net realized gain (loss)	35,549
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	325,843
Net gain (loss)	361,392

Increase (decrease) in net assets from operations	$350,559

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,833)	$16,018
Net realized gain (loss)	35,549	463
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	325,843	23,814

Increase (decrease) in net assets from operations	350,559	40,295

Contract owner transactions:
Proceeds from units sold	473,155	1,382,588
Cost of units redeemed	(454,075)	(25,548)
Account charges	(5,739)	(1,380)
Increase (decrease)	13,341	1,355,660
Net increase (decrease)	363,900	1,395,955
Net assets, beginning	1,395,955	-
Net assets, ending	$1,759,855	$1,395,955

Units sold	377,772	1,218,987
Units redeemed	(351,792)	(23,102)
Net increase (decrease)	25,980	1,195,885
Units outstanding, beginning	1,195,885	-
Units outstanding, ending	1,221,865	1,195,885

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,855,743
Cost of units redeemed/account charges	(486,742)
Net investment income (loss)	5,185
Net realized gain (loss)	36,012
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	349,657
Net assets	$1,759,855

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	1,222	$1,760	1.25%	23.4%	12/31/2020	$1.45	0	$0	1.00%	23.7%	12/31/2020	$1.46	0	$0	0.75%	24.0%
12/31/2019	1.17	1,196	1,396	1.25%	23.8%	12/31/2019	1.17	0	0	1.00%	24.1%	12/31/2019	1.17	0	0	0.75%	24.4%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	24.3%	12/31/2020	$1.47	0	$0	0.25%	24.6%	12/31/2020	$1.48	0	$0	0.00%	24.9%
12/31/2019	1.18	0	0	0.50%	24.7%	12/31/2019	1.18	0	0	0.25%	25.0%	12/31/2019	1.18	0	0	0.00%	25.3%
12/31/2018	0.94	0	0	0.50%	-5.6%	12/31/2018	0.94	0	0	0.25%	-5.6%	12/31/2018	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Dividend and Growth Fund R6 Class - 06-3NY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,112	$77,253	2,757
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$78,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,135	62,400	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$78,135	62,400

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$386
Mortality & expense charges	(41)
Net investment income (loss)	345

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	859
Net gain (loss)	859

Increase (decrease) in net assets from operations	$1,204

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$345	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	859	-

Increase (decrease) in net assets from operations	1,204	-

Contract owner transactions:
Proceeds from units sold	153,972	-
Cost of units redeemed	(77,041)	-
Account charges	-	-
Increase (decrease)	76,931	-
Net increase (decrease)	78,135	-
Net assets, beginning	-	-
Net assets, ending	$78,135	$-

Units sold	124,660	-
Units redeemed	(62,260)	-
Net increase (decrease)	62,400	-
Units outstanding, beginning	-	-
Units outstanding, ending	62,400	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$153,972
Cost of units redeemed/account charges	(77,041)
Net investment income (loss)	345
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	859
Net assets	$78,135

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	62	$78	1.25%	6.7%	12/31/2020	$1.26	0	$0	1.00%	7.0%	12/31/2020	$1.27	0	$0	0.75%	7.3%
12/31/2019	1.17	0	0	1.25%	26.6%	12/31/2019	1.18	0	0	1.00%	27.0%	12/31/2019	1.18	0	0	0.75%	27.3%
12/31/2018	0.93	0	0	1.25%	-7.4%	12/31/2018	0.93	0	0	1.00%	-7.3%	12/31/2018	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	7.5%	12/31/2020	$1.28	0	$0	0.25%	7.8%	12/31/2020	$1.29	0	$0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	27.6%	12/31/2019	1.19	0	0	0.25%	27.9%	12/31/2019	1.19	0	0	0.00%	28.2%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.93	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.90
Band 75	-	-	1.91
Band 50	-	-	1.92
Band 25	-	-	1.93
Band 0	-	-	1.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	1.25%	60.0%	12/31/2020	$1.90	0	$0	1.00%	60.4%	12/31/2020	$1.91	0	$0	0.75%	60.8%
12/31/2019	1.18	0	0	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.2%	12/31/2019	1.19	0	0	0.75%	29.5%
12/31/2018	0.92	0	0	1.25%	-8.3%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	0	$0	0.50%	61.2%	12/31/2020	$1.93	0	$0	0.25%	61.6%	12/31/2020	$1.94	0	$0	0.00%	62.0%
12/31/2019	1.19	0	0	0.50%	29.8%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.5%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Total Return Bond Fund R6 Class - 06-3P6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,088	$255,443	23,213
Receivables: investments sold	6,762
Payables: investments purchased	-
Net assets	$261,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$261,850	219,879	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$261,850	219,879

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$717
Mortality & expense charges	(369)
Net investment income (loss)	348

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	1,800
Net change in unrealized appreciation (depreciation)	(355)
Net gain (loss)	1,445

Increase (decrease) in net assets from operations	$1,793

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$348	$-
Net realized gain (loss)	-	-
Realized gain distributions	1,800	-
Net change in unrealized appreciation (depreciation)	(355)	-

Increase (decrease) in net assets from operations	1,793	-

Contract owner transactions:
Proceeds from units sold	260,094	-
Cost of units redeemed	-	-
Account charges	(37)	-
Increase (decrease)	260,057	-
Net increase (decrease)	261,850	-
Net assets, beginning	-	-
Net assets, ending	$261,850	$-

Units sold	219,910	-
Units redeemed	(31)	-
Net increase (decrease)	219,879	-
Units outstanding, beginning	-	-
Units outstanding, ending	219,879	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$260,094
Cost of units redeemed/account charges	(37)
Net investment income (loss)	348
Net realized gain (loss)	-
Realized gain distributions	1,800
Net change in unrealized appreciation (depreciation)	(355)
Net assets	$261,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	220	$262	1.25%	8.0%	12/31/2020	$1.20	0	$0	1.00%	8.2%	12/31/2020	$1.20	0	$0	0.75%	8.5%
12/31/2019	1.10	0	0	1.25%	8.9%	12/31/2019	1.11	0	0	1.00%	9.2%	12/31/2019	1.11	0	0	0.75%	9.5%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	8.8%	12/31/2020	$1.22	0	$0	0.25%	9.1%	12/31/2020	$1.22	0	$0	0.00%	9.3%
12/31/2019	1.11	0	0	0.50%	9.7%	12/31/2019	1.12	0	0	0.25%	10.0%	12/31/2019	1.12	0	0	0.00%	10.3%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford World Bond Fund R6 Class - 06-3P7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$511,380	$511,356	52,886
Receivables: investments sold	55,559
Payables: investments purchased	-
Net assets	$566,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$566,939	538,844	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$566,939	538,844

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,448
Mortality & expense charges	(6,102)
Net investment income (loss)	(1,654)

Gain (loss) on investments:
Net realized gain (loss)	(2,921)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,447
Net gain (loss)	3,526

Increase (decrease) in net assets from operations	$1,872

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,654)	$7,293
Net realized gain (loss)	(2,921)	466
Realized gain distributions	-	2,099
Net change in unrealized appreciation (depreciation)	6,447	(6,423)

Increase (decrease) in net assets from operations	1,872	3,435

Contract owner transactions:
Proceeds from units sold	201,751	540,458
Cost of units redeemed	(130,453)	(45,682)
Account charges	(2,568)	(1,874)
Increase (decrease)	68,730	492,902
Net increase (decrease)	70,602	496,337
Net assets, beginning	496,337	-
Net assets, ending	$566,939	$496,337

Units sold	194,094	519,859
Units redeemed	(129,775)	(45,334)
Net increase (decrease)	64,319	474,525
Units outstanding, beginning	474,525	-
Units outstanding, ending	538,844	474,525

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$742,209
Cost of units redeemed/account charges	(180,577)
Net investment income (loss)	5,639
Net realized gain (loss)	(2,455)
Realized gain distributions	2,099
Net change in unrealized appreciation (depreciation)	24
Net assets	$566,939

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	539	$567	1.25%	0.6%	12/31/2020	$1.06	0	$0	1.00%	0.8%	12/31/2020	$1.06	0	$0	0.75%	1.1%
12/31/2019	1.05	475	496	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%
12/31/2018	1.02	0	0	1.25%	1.8%	12/31/2018	1.02	0	0	1.00%	1.8%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	1.3%	12/31/2020	$1.07	0	$0	0.25%	1.6%	12/31/2020	$1.08	0	$0	0.00%	1.9%
12/31/2019	1.05	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	1.9%	12/31/2018	1.02	0	0	0.25%	1.9%	12/31/2018	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	4.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Balanced Income Fund R6 Class - 06-3P9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,825	$166,397	10,575
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$166,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,888	136,516	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$166,888	136,516

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,045
Mortality & expense charges	(95)
Net investment income (loss)	950

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	745
Net change in unrealized appreciation (depreciation)	428
Net gain (loss)	1,173

Increase (decrease) in net assets from operations	$2,123

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$950	$-
Net realized gain (loss)	-	-
Realized gain distributions	745	-
Net change in unrealized appreciation (depreciation)	428	-

Increase (decrease) in net assets from operations	2,123	-

Contract owner transactions:
Proceeds from units sold	329,515	-
Cost of units redeemed	(164,750)	-
Account charges	-	-
Increase (decrease)	164,765	-
Net increase (decrease)	166,888	-
Net assets, beginning	-	-
Net assets, ending	$166,888	$-

Units sold	272,794	-
Units redeemed	(136,278)	-
Net increase (decrease)	136,516	-
Units outstanding, beginning	-	-
Units outstanding, ending	136,516	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$329,515
Cost of units redeemed/account charges	(164,750)
Net investment income (loss)	950
Net realized gain (loss)	-
Realized gain distributions	745
Net change in unrealized appreciation (depreciation)	428
Net assets	$166,888

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	137	$167	1.25%	6.5%	12/31/2020	$1.23	0	$0	1.00%	6.8%	12/31/2020	$1.24	0	$0	0.75%	7.0%
12/31/2019	1.15	0	0	1.25%	17.9%	12/31/2019	1.15	0	0	1.00%	18.2%	12/31/2019	1.15	0	0	0.75%	18.5%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	7.3%	12/31/2020	$1.25	0	$0	0.25%	7.6%	12/31/2020	$1.26	0	$0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	18.8%	12/31/2019	1.16	0	0	0.25%	19.1%	12/31/2019	1.16	0	0	0.00%	19.4%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Environmental Opportunities Fund R6 Class - 06-3XH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	1.25%	39.8%	12/31/2020	$1.67	0	$0	1.00%	40.2%	12/31/2020	$1.68	0	$0	0.75%	40.5%
12/31/2019	1.19	0	0	1.25%	19.0%	12/31/2019	1.19	0	0	1.00%	19.2%	12/31/2019	1.19	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	40.9%	12/31/2020	$1.69	0	$0	0.25%	41.2%	12/31/2020	$1.70	0	$0	0.00%	41.6%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.7%	12/31/2019	1.20	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	22.1%	12/31/2020	$1.36	0	$0	1.00%	22.4%	12/31/2020	$1.37	0	$0	0.75%	22.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.12	0	0	1.00%	11.5%	12/31/2019	1.12	0	0	0.75%	11.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	23.0%	12/31/2020	$1.38	0	$0	0.25%	23.3%	12/31/2020	$1.39	0	$0	0.00%	23.6%
12/31/2019	1.12	0	0	0.50%	12.0%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford World Bond Fund R4 Class - 06-3YH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,196,263	$18,215,236	1,847,631
Receivables: investments sold	1,370,152
Payables: investments purchased	-
Net assets	$19,566,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,566,415	19,598,714	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$19,566,415	19,598,714

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$265,400
Mortality & expense charges	(186,123)
Net investment income (loss)	79,277

Gain (loss) on investments:
Net realized gain (loss)	(19,868)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	65,844
Net gain (loss)	45,976

Increase (decrease) in net assets from operations	$125,253

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,277	$(7,981)
Net realized gain (loss)	(19,868)	(2,034)
Realized gain distributions	-	45,126
Net change in unrealized appreciation (depreciation)	65,844	(84,817)

Increase (decrease) in net assets from operations	125,253	(49,706)

Contract owner transactions:
Proceeds from units sold	11,195,255	10,937,744
Cost of units redeemed	(2,117,953)	(429,970)
Account charges	(74,775)	(19,433)
Increase (decrease)	9,002,527	10,488,341
Net increase (decrease)	9,127,780	10,438,635
Net assets, beginning	10,438,635	-
Net assets, ending	$19,566,415	$10,438,635

Units sold	11,456,659	10,937,091
Units redeemed	(2,329,377)	(465,659)
Net increase (decrease)	9,127,282	10,471,432
Units outstanding, beginning	10,471,432	-
Units outstanding, ending	19,598,714	10,471,432

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,132,999
Cost of units redeemed/account charges	(2,642,131)
Net investment income (loss)	71,296
Net realized gain (loss)	(21,902)
Realized gain distributions	45,126
Net change in unrealized appreciation (depreciation)	(18,973)
Net assets	$19,566,415

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	19,599	$19,566	1.25%	0.1%	12/31/2020	$1.00	0	$0	1.00%	0.4%	12/31/2020	$1.01	0	$0	0.75%	0.6%
12/31/2019	1.00	10,471	10,439	1.25%	-0.3%	12/31/2019	1.00	0	0	1.00%	-0.2%	12/31/2019	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	0.9%	12/31/2020	$1.01	0	$0	0.25%	1.2%	12/31/2020	$1.02	0	$0	0.00%	1.4%
12/31/2019	1.00	0	0	0.50%	0.1%	12/31/2019	1.00	0	0	0.25%	0.2%	12/31/2019	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Core Equity Fund R6 Class - 06-3YJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,669,512	$2,463,255	64,193
Receivables: investments sold	2,870
Payables: investments purchased	-
Net assets	$2,672,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,672,382	2,058,649	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$2,672,382	2,058,649

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,455
Mortality & expense charges	(9,793)
Net investment income (loss)	11,662

Gain (loss) on investments:
Net realized gain (loss)	7,905
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	205,158
Net gain (loss)	213,063

Increase (decrease) in net assets from operations	$224,725

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,662	$538
Net realized gain (loss)	7,905	3
Realized gain distributions	-	882
Net change in unrealized appreciation (depreciation)	205,158	1,099

Increase (decrease) in net assets from operations	224,725	2,522

Contract owner transactions:
Proceeds from units sold	4,109,910	63,337
Cost of units redeemed	(1,727,688)	(42)
Account charges	(341)	(41)
Increase (decrease)	2,381,881	63,254
Net increase (decrease)	2,606,606	65,776
Net assets, beginning	65,776	-
Net assets, ending	$2,672,382	$65,776

Units sold	3,437,300	59,370
Units redeemed	(1,437,946)	(75)
Net increase (decrease)	1,999,354	59,295
Units outstanding, beginning	59,295	-
Units outstanding, ending	2,058,649	59,295

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,173,247
Cost of units redeemed/account charges	(1,728,112)
Net investment income (loss)	12,200
Net realized gain (loss)	7,908
Realized gain distributions	882
Net change in unrealized appreciation (depreciation)	206,257
Net assets	$2,672,382

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	2,059	$2,672	1.25%	17.0%	12/31/2020	$1.30	0	$0	1.00%	17.3%	12/31/2020	$1.31	0	$0	0.75%	17.6%
12/31/2019	1.11	59	66	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.1%	12/31/2019	1.11	0	0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	17.9%	12/31/2020	$1.32	0	$0	0.25%	18.2%	12/31/2020	$1.32	0	$0	0.00%	18.5%
12/31/2019	1.11	0	0	0.50%	11.4%	12/31/2019	1.12	0	0	0.25%	11.5%	12/31/2019	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.30
Band 100	-	-	2.36
Band 75	-	-	2.41
Band 50	-	-	2.47
Band 25	-	-	2.52
Band 0	-	-	2.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,154
Cost of units redeemed/account charges	(1,249)
Net investment income (loss)	3
Net realized gain (loss)	(199)
Realized gain distributions	291
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.30	0	$0	1.25%	11.7%	12/31/2020	$2.36	0	$0	1.00%	12.0%	12/31/2020	$2.41	0	$0	0.75%	12.2%
12/31/2019	2.06	0	0	1.25%	23.0%	12/31/2019	2.10	0	0	1.00%	23.3%	12/31/2019	2.15	0	0	0.75%	23.6%
12/31/2018	1.68	0	0	1.25%	-12.2%	12/31/2018	1.71	0	0	1.00%	-11.9%	12/31/2018	1.74	0	0	0.75%	-11.7%
12/31/2017	1.91	0	0	1.25%	9.5%	12/31/2017	1.94	0	0	1.00%	9.8%	12/31/2017	1.97	0	0	0.75%	10.0%
12/31/2016	1.74	0	0	1.25%	13.0%	12/31/2016	1.77	0	0	1.00%	13.3%	12/31/2016	1.79	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.47	0	$0	0.50%	12.5%	12/31/2020	$2.52	0	$0	0.25%	12.8%	12/31/2020	$2.58	0	$0	0.00%	13.1%
12/31/2019	2.19	0	0	0.50%	23.9%	12/31/2019	2.24	0	0	0.25%	24.2%	12/31/2019	2.28	0	0	0.00%	24.5%
12/31/2018	1.77	0	0	0.50%	-11.5%	12/31/2018	1.80	0	0	0.25%	-11.3%	12/31/2018	1.83	0	0	0.00%	-11.1%
12/31/2017	2.00	0	0	0.50%	10.3%	12/31/2017	2.03	0	0	0.25%	10.6%	12/31/2017	2.06	0	0	0.00%	10.9%
12/31/2016	1.81	0	0	0.50%	13.9%	12/31/2016	1.84	0	0	0.25%	14.2%	12/31/2016	1.86	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Monteagle Opportunity Equity Fund Investor Class - 06-105 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.27
Band 100	-	-	2.32
Band 75	-	-	2.38
Band 50	-	-	2.45
Band 25	-	-	2.51
Band 0	-	-	2.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$569,070
Cost of units redeemed/account charges	(577,200)
Net investment income (loss)	(2,502)
Net realized gain (loss)	8,180
Realized gain distributions	2,452
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.27	0	$0	1.25%	11.1%	12/31/2020	$2.32	0	$0	1.00%	11.4%	12/31/2020	$2.38	0	$0	0.75%	11.7%
12/31/2019	2.04	0	0	1.25%	23.5%	12/31/2019	2.09	0	0	1.00%	23.8%	12/31/2019	2.14	0	0	0.75%	24.1%
12/31/2018	1.65	0	0	1.25%	-12.7%	12/31/2018	1.69	0	0	1.00%	-12.4%	12/31/2018	1.72	0	0	0.75%	-12.2%
12/31/2017	1.89	0	0	1.25%	9.0%	12/31/2017	1.93	0	0	1.00%	9.3%	12/31/2017	1.96	0	0	0.75%	9.6%
12/31/2016	1.74	0	0	1.25%	12.5%	12/31/2016	1.76	0	0	1.00%	12.7%	12/31/2016	1.79	0	0	0.75%	13.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	0	$0	0.50%	12.0%	12/31/2020	$2.51	0	$0	0.25%	12.2%	12/31/2020	$2.57	0	$0	0.00%	12.5%
12/31/2019	2.19	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.7%	12/31/2019	2.29	0	0	0.00%	25.0%
12/31/2018	1.76	0	0	0.50%	-12.0%	12/31/2018	1.79	0	0	0.25%	-11.8%	12/31/2018	1.83	0	0	0.00%	-11.5%
12/31/2017	2.00	0	0	0.50%	9.8%	12/31/2017	2.03	0	0	0.25%	10.1%	12/31/2017	2.07	0	0	0.00%	10.4%
12/31/2016	1.82	0	0	0.50%	13.3%	12/31/2016	1.85	0	0	0.25%	13.6%	12/31/2016	1.87	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Franchise Fund A Class - 06-023
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,518	$116,949	6,262
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$179,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,061	37,667	$3.24
Band 100	57,433	17,393	3.30
Band 75	-	-	3.36
Band 50	-	-	3.43
Band 25	-	-	3.49
Band 0	-	-	3.56
Total	$179,494	55,060

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,699)
Net investment income (loss)	(1,699)

Gain (loss) on investments:
Net realized gain (loss)	2,287
Realized gain distributions	14,493
Net change in unrealized appreciation (depreciation)	37,187
Net gain (loss)	53,967

Increase (decrease) in net assets from operations	$52,268

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,699)	$(2,401)
Net realized gain (loss)	2,287	21,436
Realized gain distributions	14,493	8,472
Net change in unrealized appreciation (depreciation)	37,187	27,327

Increase (decrease) in net assets from operations	52,268	54,834

Contract owner transactions:
Proceeds from units sold	1,766	597
Cost of units redeemed	(6,355)	(117,819)
Account charges	(75)	(73)
Increase (decrease)	(4,664)	(117,295)
Net increase (decrease)	47,604	(62,461)
Net assets, beginning	131,890	194,351
Net assets, ending	$179,494	$131,890

Units sold	719	294
Units redeemed	(2,504)	(56,712)
Net increase (decrease)	(1,785)	(56,418)
Units outstanding, beginning	56,845	113,263
Units outstanding, ending	55,060	56,845

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$541,911
Cost of units redeemed/account charges	(610,779)
Net investment income (loss)	(21,228)
Net realized gain (loss)	87,655
Realized gain distributions	119,366
Net change in unrealized appreciation (depreciation)	62,569
Net assets	$179,494

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.24	38	$122	1.25%	40.4%	12/31/2020	$3.30	17	$57	1.00%	40.8%	12/31/2020	$3.36	0	$0	0.75%	41.1%
12/31/2019	2.31	38	89	1.25%	34.8%	12/31/2019	2.35	18	43	1.00%	35.2%	12/31/2019	2.38	0	0	0.75%	35.5%
12/31/2018	1.71	94	160	1.25%	-5.0%	12/31/2018	1.74	20	34	1.00%	-4.7%	12/31/2018	1.76	0	0	0.75%	-4.5%
12/31/2017	1.80	91	164	1.25%	25.5%	12/31/2017	1.82	41	75	1.00%	25.8%	12/31/2017	1.84	0	0	0.75%	26.2%
12/31/2016	1.44	108	155	1.25%	0.7%	12/31/2016	1.45	49	71	1.00%	1.0%	12/31/2016	1.46	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.43	0	$0	0.50%	41.5%	12/31/2020	$3.49	0	$0	0.25%	41.8%	12/31/2020	$3.56	0	$0	0.00%	42.2%
12/31/2019	2.42	0	0	0.50%	35.8%	12/31/2019	2.46	0	0	0.25%	36.2%	12/31/2019	2.50	0	0	0.00%	36.5%
12/31/2018	1.78	0	0	0.50%	-4.3%	12/31/2018	1.81	0	0	0.25%	-4.0%	12/31/2018	1.83	0	0	0.00%	-3.8%
12/31/2017	1.86	0	0	0.50%	26.5%	12/31/2017	1.88	0	0	0.25%	26.8%	12/31/2017	1.91	0	0	0.00%	27.1%
12/31/2016	1.47	0	0	0.50%	1.5%	12/31/2016	1.49	0	0	0.25%	1.8%	12/31/2016	1.50	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Value Fund Y Class - 06-054
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,381	$14,660	579
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$20,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,397	16,823	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.32
Total	$20,397	16,823

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$84
Mortality & expense charges	(307)
Net investment income (loss)	(223)

Gain (loss) on investments:
Net realized gain (loss)	(7,501)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,360
Net gain (loss)	3,859

Increase (decrease) in net assets from operations	$3,636

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(223)	$(2,177)
Net realized gain (loss)	(7,501)	(15,086)
Realized gain distributions	-	4,277
Net change in unrealized appreciation (depreciation)	11,360	53,692

Increase (decrease) in net assets from operations	3,636	40,706

Contract owner transactions:
Proceeds from units sold	69,571	13,411
Cost of units redeemed	(195,508)	(105,066)
Account charges	(245)	(34)
Increase (decrease)	(126,182)	(91,689)
Net increase (decrease)	(122,546)	(50,983)
Net assets, beginning	142,943	193,926
Net assets, ending	$20,397	$142,943

Units sold	81,301	12,092
Units redeemed	(182,649)	(91,730)
Net increase (decrease)	(101,348)	(79,638)
Units outstanding, beginning	118,171	197,809
Units outstanding, ending	16,823	118,171

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$338,363
Cost of units redeemed/account charges	(351,266)
Net investment income (loss)	(6,929)
Net realized gain (loss)	(26,205)
Realized gain distributions	60,713
Net change in unrealized appreciation (depreciation)	5,721
Net assets	$20,397

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	17	$20	1.25%	0.2%	12/31/2020	$1.23	0	$0	1.00%	0.5%	12/31/2020	$1.25	0	$0	0.75%	0.7%
12/31/2019	1.21	118	143	1.25%	23.4%	12/31/2019	1.23	0	0	1.00%	23.7%	12/31/2019	1.24	0	0	0.75%	24.0%
12/31/2018	0.98	198	194	1.25%	-13.7%	12/31/2018	0.99	0	0	1.00%	-13.5%	12/31/2018	1.00	0	0	0.75%	-13.3%
12/31/2017	1.14	196	222	1.25%	8.4%	12/31/2017	1.15	0	0	1.00%	8.6%	12/31/2017	1.16	0	0	0.75%	8.9%
12/31/2016	1.05	181	190	1.25%	14.5%	12/31/2016	1.05	0	0	1.00%	14.8%	12/31/2016	1.06	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	1.0%	12/31/2020	$1.29	0	$0	0.25%	1.2%	12/31/2020	$1.32	0	$0	0.00%	1.5%
12/31/2019	1.26	0	0	0.50%	24.3%	12/31/2019	1.28	0	0	0.25%	24.6%	12/31/2019	1.30	0	0	0.00%	24.9%
12/31/2018	1.01	0	0	0.50%	-13.0%	12/31/2018	1.03	0	0	0.25%	-12.8%	12/31/2018	1.04	0	0	0.00%	-12.6%
12/31/2017	1.17	0	0	0.50%	9.2%	12/31/2017	1.18	0	0	0.25%	9.5%	12/31/2017	1.19	0	0	0.00%	9.7%
12/31/2016	1.07	0	0	0.50%	15.4%	12/31/2016	1.07	0	0	0.25%	15.7%	12/31/2016	1.08	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.2%
2018	0.7%
2017	0.9%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Value Fund A Class - 06-070
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,242,218	$872,055	35,777
Receivables: investments sold	5,706
Payables: investments purchased	-
Net assets	$1,247,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,175,919	985,542	$1.19
Band 100	72,005	59,375	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$1,247,924	1,044,917

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,657
Mortality & expense charges	(9,178)
Net investment income (loss)	(5,521)

Gain (loss) on investments:
Net realized gain (loss)	10,310
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	370,163
Net gain (loss)	380,473

Increase (decrease) in net assets from operations	$374,952

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,521)	$-
Net realized gain (loss)	10,310	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	370,163	-

Increase (decrease) in net assets from operations	374,952	-

Contract owner transactions:
Proceeds from units sold	969,396	-
Cost of units redeemed	(95,956)	-
Account charges	(468)	-
Increase (decrease)	872,972	-
Net increase (decrease)	1,247,924	-
Net assets, beginning	-	-
Net assets, ending	$1,247,924	$-

Units sold	1,148,610	-
Units redeemed	(103,693)	-
Net increase (decrease)	1,044,917	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,044,917	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,610,156
Cost of units redeemed/account charges	(771,283)
Net investment income (loss)	(16,958)
Net realized gain (loss)	(12,118)
Realized gain distributions	67,964
Net change in unrealized appreciation (depreciation)	370,163
Net assets	$1,247,924

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	986	$1,176	1.25%	0.0%	12/31/2020	$1.21	59	$72	1.00%	0.2%	12/31/2020	$1.23	0	$0	0.75%	0.5%
12/31/2019	1.19	0	0	1.25%	23.1%	12/31/2019	1.21	0	0	1.00%	23.4%	12/31/2019	1.23	0	0	0.75%	23.7%
12/31/2018	0.97	0	0	1.25%	-13.9%	12/31/2018	0.98	0	0	1.00%	-13.7%	12/31/2018	0.99	0	0	0.75%	-13.5%
12/31/2017	1.13	328	369	1.25%	8.1%	12/31/2017	1.14	0	0	1.00%	8.4%	12/31/2017	1.15	0	0	0.75%	8.6%
12/31/2016	1.04	425	442	1.25%	14.3%	12/31/2016	1.05	0	0	1.00%	14.5%	12/31/2016	1.06	0	0	0.75%	14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	0.8%	12/31/2020	$1.27	0	$0	0.25%	1.0%	12/31/2020	$1.29	0	$0	0.00%	1.3%
12/31/2019	1.24	0	0	0.50%	24.0%	12/31/2019	1.26	0	0	0.25%	24.3%	12/31/2019	1.28	0	0	0.00%	24.6%
12/31/2018	1.00	0	0	0.50%	-13.3%	12/31/2018	1.01	0	0	0.25%	-13.1%	12/31/2018	1.03	0	0	0.00%	-12.8%
12/31/2017	1.16	0	0	0.50%	8.9%	12/31/2017	1.17	0	0	0.25%	9.2%	12/31/2017	1.18	0	0	0.00%	9.4%
12/31/2016	1.06	0	0	0.50%	15.1%	12/31/2016	1.07	0	0	0.25%	15.4%	12/31/2016	1.08	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.0%
2018	0.0%
2017	0.5%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Fund R Class - 06-772
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,160	$599,638	25,213
Receivables: investments sold	261
Payables: investments purchased	-
Net assets	$611,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611,421	305,897	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$611,421	305,897

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,349
Mortality & expense charges	(6,853)
Net investment income (loss)	4,496

Gain (loss) on investments:
Net realized gain (loss)	(9,802)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(9,893)
Net gain (loss)	(19,695)

Increase (decrease) in net assets from operations	$(15,199)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,496	$3,484
Net realized gain (loss)	(9,802)	(54,821)
Realized gain distributions	-	32,726
Net change in unrealized appreciation (depreciation)	(9,893)	173,002

Increase (decrease) in net assets from operations	(15,199)	154,391

Contract owner transactions:
Proceeds from units sold	57,640	83,301
Cost of units redeemed	(81,771)	(823,446)
Account charges	(409)	(509)
Increase (decrease)	(24,540)	(740,654)
Net increase (decrease)	(39,739)	(586,263)
Net assets, beginning	651,160	1,237,423
Net assets, ending	$611,421	$651,160

Units sold	34,169	44,363
Units redeemed	(46,599)	(473,001)
Net increase (decrease)	(12,430)	(428,638)
Units outstanding, beginning	318,327	746,965
Units outstanding, ending	305,897	318,327

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,555,640
Cost of units redeemed/account charges	(4,477,912)
Net investment income (loss)	22,377
Net realized gain (loss)	31,125
Realized gain distributions	468,669
Net change in unrealized appreciation (depreciation)	11,522
Net assets	$611,421

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	306	$611	1.25%	-2.3%	12/31/2020	$2.04	0	$0	1.00%	-2.0%	12/31/2020	$2.08	0	$0	0.75%	-1.8%
12/31/2019	2.05	318	651	1.25%	23.5%	12/31/2019	2.08	0	0	1.00%	23.8%	12/31/2019	2.12	0	0	0.75%	24.1%
12/31/2018	1.66	747	1,237	1.25%	-13.6%	12/31/2018	1.68	0	0	1.00%	-13.4%	12/31/2018	1.71	0	0	0.75%	-13.2%
12/31/2017	1.92	1,215	2,330	1.25%	16.1%	12/31/2017	1.94	0	0	1.00%	16.4%	12/31/2017	1.97	0	0	0.75%	16.6%
12/31/2016	1.65	1,322	2,184	1.25%	16.1%	12/31/2016	1.67	0	0	1.00%	16.4%	12/31/2016	1.69	0	0	0.75%	16.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	0	$0	0.50%	-1.6%	12/31/2020	$2.17	0	$0	0.25%	-1.3%	12/31/2020	$2.21	0	$0	0.00%	-1.1%
12/31/2019	2.16	0	0	0.50%	24.4%	12/31/2019	2.20	0	0	0.25%	24.7%	12/31/2019	2.24	0	0	0.00%	25.0%
12/31/2018	1.73	0	0	0.50%	-12.9%	12/31/2018	1.76	0	0	0.25%	-12.7%	12/31/2018	1.79	0	0	0.00%	-12.5%
12/31/2017	1.99	0	0	0.50%	16.9%	12/31/2017	2.02	0	0	0.25%	17.2%	12/31/2017	2.04	0	0	0.00%	17.5%
12/31/2016	1.70	0	0	0.50%	17.0%	12/31/2016	1.72	0	0	0.25%	17.2%	12/31/2016	1.74	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.3%
2018	1.1%
2017	1.3%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Fund A Class - 06-771
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,471	$190,886	8,103
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$196,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,511	96,334	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$196,511	96,334

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,714
Mortality & expense charges	(2,242)
Net investment income (loss)	2,472

Gain (loss) on investments:
Net realized gain (loss)	(20,272)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,665)
Net gain (loss)	(23,937)

Increase (decrease) in net assets from operations	$(21,465)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,472	$2,408
Net realized gain (loss)	(20,272)	(17,099)
Realized gain distributions	-	14,183
Net change in unrealized appreciation (depreciation)	(3,665)	66,723

Increase (decrease) in net assets from operations	(21,465)	66,215

Contract owner transactions:
Proceeds from units sold	29,016	197,153
Cost of units redeemed	(94,783)	(313,955)
Account charges	(260)	(455)
Increase (decrease)	(66,027)	(117,257)
Net increase (decrease)	(87,492)	(51,042)
Net assets, beginning	284,003	335,045
Net assets, ending	$196,511	$284,003

Units sold	16,548	103,611
Units redeemed	(54,863)	(166,463)
Net increase (decrease)	(38,315)	(62,852)
Units outstanding, beginning	134,649	197,501
Units outstanding, ending	96,334	134,649

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,568,250
Cost of units redeemed/account charges	(14,786,295)
Net investment income (loss)	103,395
Net realized gain (loss)	429,508
Realized gain distributions	876,068
Net change in unrealized appreciation (depreciation)	5,585
Net assets	$196,511

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	96	$197	1.25%	-2.0%	12/31/2020	$2.08	0	$0	1.00%	-1.8%	12/31/2020	$2.12	0	$0	0.75%	-1.5%
12/31/2019	2.08	116	241	1.25%	23.8%	12/31/2019	2.12	0	0	1.00%	24.1%	12/31/2019	2.16	0	0	0.75%	24.4%
12/31/2018	1.68	176	296	1.25%	-13.3%	12/31/2018	1.71	0	0	1.00%	-13.1%	12/31/2018	1.73	0	0	0.75%	-12.9%
12/31/2017	1.94	531	1,030	1.25%	16.3%	12/31/2017	1.97	0	0	1.00%	16.6%	12/31/2017	1.99	0	0	0.75%	16.9%
12/31/2016	1.67	3,426	5,716	1.25%	16.4%	12/31/2016	1.69	0	0	1.00%	16.7%	12/31/2016	1.70	0	0	0.75%	17.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	0	$0	0.50%	-1.3%	12/31/2020	$2.21	0	$0	0.25%	-1.0%	12/31/2020	$2.26	0	$0	0.00%	-0.8%
12/31/2019	2.20	0	0	0.50%	24.7%	12/31/2019	2.24	0	0	0.25%	25.0%	12/31/2019	2.28	19	43	0.00%	25.3%
12/31/2018	1.76	0	0	0.50%	-12.7%	12/31/2018	1.79	0	0	0.25%	-12.5%	12/31/2018	1.82	21	39	0.00%	-12.2%
12/31/2017	2.02	0	0	0.50%	17.2%	12/31/2017	2.04	0	0	0.25%	17.5%	12/31/2017	2.07	18	37	0.00%	17.8%
12/31/2016	1.72	0	0	0.50%	17.2%	12/31/2016	1.74	0	0	0.25%	17.5%	12/31/2016	1.76	13	23	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.9%
2018	1.5%
2017	0.9%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund Investor Class - 06-817
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,117,537	$29,012,383	1,560,343
Receivables: investments sold	26,910
Payables: investments purchased	-
Net assets	$31,144,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,144,447	15,341,684	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$31,144,447	15,341,684

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$727,813
Mortality & expense charges	(362,858)
Net investment income (loss)	364,955

Gain (loss) on investments:
Net realized gain (loss)	(83,480)
Realized gain distributions	473,858
Net change in unrealized appreciation (depreciation)	(1,129,128)
Net gain (loss)	(738,750)

Increase (decrease) in net assets from operations	$(373,795)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$364,955	$372,595
Net realized gain (loss)	(83,480)	672,435
Realized gain distributions	473,858	859,268
Net change in unrealized appreciation (depreciation)	(1,129,128)	5,026,928

Increase (decrease) in net assets from operations	(373,795)	6,931,226

Contract owner transactions:
Proceeds from units sold	6,335,281	4,961,475
Cost of units redeemed	(6,962,003)	(11,490,400)
Account charges	(16,237)	(12,201)
Increase (decrease)	(642,959)	(6,541,126)
Net increase (decrease)	(1,016,754)	390,100
Net assets, beginning	32,161,201	31,771,101
Net assets, ending	$31,144,447	$32,161,201

Units sold	3,685,587	2,680,638
Units redeemed	(4,021,029)	(6,156,275)
Net increase (decrease)	(335,442)	(3,475,637)
Units outstanding, beginning	15,677,126	19,152,763
Units outstanding, ending	15,341,684	15,677,126

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$66,698,631
Cost of units redeemed/account charges	(46,302,557)
Net investment income (loss)	1,591,426
Net realized gain (loss)	2,417,953
Realized gain distributions	4,633,840
Net change in unrealized appreciation (depreciation)	2,105,154
Net assets	$31,144,447
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	15,342	$31,144	1.25%	-1.0%	12/31/2020	$2.08	0	$0	1.00%	-0.8%	12/31/2020	$2.13	0	$0	0.75%	-0.5%
12/31/2019	2.05	15,677	32,161	1.25%	23.7%	12/31/2019	2.10	0	0	1.00%	24.0%	12/31/2019	2.14	0	0	0.75%	24.3%
12/31/2018	1.66	19,153	31,771	1.25%	-8.9%	12/31/2018	1.69	0	0	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.4%
12/31/2017	1.82	21,565	39,267	1.25%	6.9%	12/31/2017	1.85	0	0	1.00%	7.2%	12/31/2017	1.88	0	0	0.75%	7.4%
12/31/2016	1.70	21,397	36,446	1.25%	12.9%	12/31/2016	1.73	0	0	1.00%	13.2%	12/31/2016	1.75	0	0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	0	$0	0.50%	-0.3%	12/31/2020	$2.24	0	$0	0.25%	0.0%	12/31/2020	$2.29	0	$0	0.00%	0.2%
12/31/2019	2.19	0	0	0.50%	24.6%	12/31/2019	2.24	0	0	0.25%	24.9%	12/31/2019	2.29	0	0	0.00%	25.2%
12/31/2018	1.76	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.83	0	0	0.00%	-7.7%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.95	0	0	0.25%	8.0%	12/31/2017	1.98	0	0	0.00%	8.2%
12/31/2016	1.78	0	0	0.50%	13.8%	12/31/2016	1.80	0	0	0.25%	14.0%	12/31/2016	1.83	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.4%
2018	2.3%
2017	1.9%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund A Class - 06-816
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,983,204	$3,707,868	200,013
Receivables: investments sold	9,072
Payables: investments purchased	-
Net assets	$3,992,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,454,361	1,709,193	$2.02
Band 100	523,554	252,853	2.07
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.23
Band 0	14,361	6,296	2.28
Total	$3,992,276	1,968,342

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$92,120
Mortality & expense charges	(46,470)
Net investment income (loss)	45,650

Gain (loss) on investments:
Net realized gain (loss)	(67,581)
Realized gain distributions	59,004
Net change in unrealized appreciation (depreciation)	(182,383)
Net gain (loss)	(190,960)

Increase (decrease) in net assets from operations	$(145,310)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$45,650	$57,549
Net realized gain (loss)	(67,581)	70,465
Realized gain distributions	59,004	126,902
Net change in unrealized appreciation (depreciation)	(182,383)	875,215

Increase (decrease) in net assets from operations	(145,310)	1,130,131

Contract owner transactions:
Proceeds from units sold	667,863	781,142
Cost of units redeemed	(1,242,297)	(3,027,040)
Account charges	(2,213)	(4,204)
Increase (decrease)	(576,647)	(2,250,102)
Net increase (decrease)	(721,957)	(1,119,971)
Net assets, beginning	4,714,233	5,834,204
Net assets, ending	$3,992,276	$4,714,233

Units sold	371,333	446,272
Units redeemed	(700,224)	(1,658,197)
Net increase (decrease)	(328,891)	(1,211,925)
Units outstanding, beginning	2,297,233	3,509,158
Units outstanding, ending	1,968,342	2,297,233

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,995,376
Cost of units redeemed/account charges	(31,681,207)
Net investment income (loss)	459,610
Net realized gain (loss)	2,446,635
Realized gain distributions	1,496,526
Net change in unrealized appreciation (depreciation)	275,336
Net assets	$3,992,276

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	1,709	$3,454	1.25%	-1.1%	12/31/2020	$2.07	253	$524	1.00%	-0.9%	12/31/2020	$2.12	0	$0	0.75%	-0.6%
12/31/2019	2.04	1,905	3,894	1.25%	23.5%	12/31/2019	2.09	387	808	1.00%	23.8%	12/31/2019	2.13	0	0	0.75%	24.1%
12/31/2018	1.66	2,995	4,959	1.25%	-8.9%	12/31/2018	1.69	454	765	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.5%
12/31/2017	1.82	5,245	9,534	1.25%	6.9%	12/31/2017	1.85	614	1,134	1.00%	7.1%	12/31/2017	1.88	0	0	0.75%	7.4%
12/31/2016	1.70	7,287	12,395	1.25%	12.9%	12/31/2016	1.73	725	1,250	1.00%	13.2%	12/31/2016	1.75	0	0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	0	$0	0.50%	-0.4%	12/31/2020	$2.23	0	$0	0.25%	-0.1%	12/31/2020	$2.28	6	$14	0.00%	0.1%
12/31/2019	2.18	0	0	0.50%	24.4%	12/31/2019	2.23	0	0	0.25%	24.7%	12/31/2019	2.28	5	11	0.00%	25.0%
12/31/2018	1.75	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.82	60	110	0.00%	-7.8%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.94	0	0	0.25%	7.9%	12/31/2017	1.98	73	145	0.00%	8.2%
12/31/2016	1.77	0	0	0.50%	13.8%	12/31/2016	1.80	0	0	0.25%	14.1%	12/31/2016	1.83	810	1,479	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.3%
2018	2.3%
2017	1.7%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Energy Fund Investor Class - 06-810
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$202,490	$333,248	16,364
Receivables: investments sold	-
Payables: investments purchased	(2,358)
Net assets	$200,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,132	204,629	$0.98
Band 100	-	-	1.02
Band 75	-	-	1.07
Band 50	-	-	1.11
Band 25	-	-	1.16
Band 0	-	-	1.25
Total	$200,132	204,629

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,356
Mortality & expense charges	(2,562)
Net investment income (loss)	1,794

Gain (loss) on investments:
Net realized gain (loss)	(78,276)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(17,437)
Net gain (loss)	(95,713)

Increase (decrease) in net assets from operations	$(93,919)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,794	$364
Net realized gain (loss)	(78,276)	(59,156)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(17,437)	75,411

Increase (decrease) in net assets from operations	(93,919)	16,619

Contract owner transactions:
Proceeds from units sold	55,793	50,307
Cost of units redeemed	(89,139)	(141,280)
Account charges	(31)	(26)
Increase (decrease)	(33,377)	(90,999)
Net increase (decrease)	(127,296)	(74,380)
Net assets, beginning	327,428	401,808
Net assets, ending	$200,132	$327,428

Units sold	66,674	34,194
Units redeemed	(86,331)	(94,760)
Net increase (decrease)	(19,657)	(60,566)
Units outstanding, beginning	224,286	284,852
Units outstanding, ending	204,629	224,286

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,904,363
Cost of units redeemed/account charges	(8,896,805)
Net investment income (loss)	(176,805)
Net realized gain (loss)	(1,266,346)
Realized gain distributions	766,483
Net change in unrealized appreciation (depreciation)	(130,758)
Net assets	$200,132

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	205	$200	1.25%	-33.0%	12/31/2020	$1.02	0	$0	1.00%	-32.8%	12/31/2020	$1.07	0	$0	0.75%	-32.7%
12/31/2019	1.46	224	327	1.25%	3.5%	12/31/2019	1.52	0	0	1.00%	3.8%	12/31/2019	1.58	0	0	0.75%	4.0%
12/31/2018	1.41	285	402	1.25%	-27.7%	12/31/2018	1.47	0	0	1.00%	-27.5%	12/31/2018	1.52	0	0	0.75%	-27.3%
12/31/2017	1.95	357	697	1.25%	-9.4%	12/31/2017	2.02	0	0	1.00%	-9.2%	12/31/2017	2.09	0	0	0.75%	-8.9%
12/31/2016	2.15	960	2,066	1.25%	23.0%	12/31/2016	2.22	0	0	1.00%	23.3%	12/31/2016	2.30	0	0	0.75%	23.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	-32.5%	12/31/2020	$1.16	0	$0	0.25%	-32.3%	12/31/2020	$1.25	0	$0	0.00%	-32.2%
12/31/2019	1.65	0	0	0.50%	4.3%	12/31/2019	1.72	0	0	0.25%	4.5%	12/31/2019	1.85	0	0	0.00%	4.8%
12/31/2018	1.58	0	0	0.50%	-27.1%	12/31/2018	1.64	0	0	0.25%	-26.9%	12/31/2018	1.76	0	0	0.00%	-26.8%
12/31/2017	2.17	0	0	0.50%	-8.7%	12/31/2017	2.25	0	0	0.25%	-8.5%	12/31/2017	2.40	0	0	0.00%	-8.2%
12/31/2016	2.38	0	0	0.50%	24.0%	12/31/2016	2.46	0	0	0.25%	24.3%	12/31/2016	2.62	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	1.3%
2018	2.1%
2017	1.4%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Energy Fund A Class - 06-835
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$417,993	$740,662	34,474
Receivables: investments sold	5,348
Payables: investments purchased	-
Net assets	$423,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$412,106	350,992	$1.17
Band 100	11,235	9,165	1.23
Band 75	-	-	1.28
Band 50	-	-	1.34
Band 25	-	-	1.40
Band 0	-	-	1.47
Total	$423,341	360,157

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,977
Mortality & expense charges	(5,357)
Net investment income (loss)	3,620

Gain (loss) on investments:
Net realized gain (loss)	(227,449)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,294
Net gain (loss)	(222,155)

Increase (decrease) in net assets from operations	$(218,535)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,620	$1,177
Net realized gain (loss)	(227,449)	(146,482)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,294	171,502

Increase (decrease) in net assets from operations	(218,535)	26,197

Contract owner transactions:
Proceeds from units sold	141,353	108,728
Cost of units redeemed	(192,963)	(231,294)
Account charges	(331)	(533)
Increase (decrease)	(51,941)	(123,099)
Net increase (decrease)	(270,476)	(96,902)
Net assets, beginning	693,817	790,719
Net assets, ending	$423,341	$693,817

Units sold	127,420	61,916
Units redeemed	(161,446)	(133,123)
Net increase (decrease)	(34,026)	(71,207)
Units outstanding, beginning	394,183	465,390
Units outstanding, ending	360,157	394,183

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,706,292
Cost of units redeemed/account charges	(11,809,375)
Net investment income (loss)	(232,250)
Net realized gain (loss)	(1,569,390)
Realized gain distributions	650,733
Net change in unrealized appreciation (depreciation)	(322,669)
Net assets	$423,341

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	351	$412	1.25%	-33.0%	12/31/2020	$1.23	9	$11	1.00%	-32.9%	12/31/2020	$1.28	0	$0	0.75%	-32.7%
12/31/2019	1.75	356	625	1.25%	3.5%	12/31/2019	1.83	38	69	1.00%	3.7%	12/31/2019	1.90	0	0	0.75%	4.0%
12/31/2018	1.69	432	732	1.25%	-27.7%	12/31/2018	1.76	33	58	1.00%	-27.5%	12/31/2018	1.83	0	0	0.75%	-27.3%
12/31/2017	2.34	444	1,041	1.25%	-9.4%	12/31/2017	2.43	64	156	1.00%	-9.2%	12/31/2017	2.51	0	0	0.75%	-9.0%
12/31/2016	2.59	596	1,540	1.25%	23.0%	12/31/2016	2.67	56	151	1.00%	23.3%	12/31/2016	2.76	0	0	0.75%	23.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	-32.5%	12/31/2020	$1.40	0	$0	0.25%	-32.4%	12/31/2020	$1.47	0	$0	0.00%	-32.2%
12/31/2019	1.98	0	0	0.50%	4.3%	12/31/2019	2.06	0	0	0.25%	4.5%	12/31/2019	2.16	0	0	0.00%	4.8%
12/31/2018	1.90	0	0	0.50%	-27.1%	12/31/2018	1.97	0	0	0.25%	-26.9%	12/31/2018	2.06	0	0	0.00%	-26.7%
12/31/2017	2.61	0	0	0.50%	-8.7%	12/31/2017	2.70	0	0	0.25%	-8.5%	12/31/2017	2.81	0	0	0.00%	-8.3%
12/31/2016	2.86	0	0	0.50%	23.9%	12/31/2016	2.95	0	0	0.25%	24.2%	12/31/2016	3.07	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.4%
2018	2.3%
2017	1.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate ESG Y Class - 06-055
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,734	$51,702	7,120
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$50,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,766	44,901	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$50,766	44,901

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,060
Mortality & expense charges	(571)
Net investment income (loss)	1,489

Gain (loss) on investments:
Net realized gain (loss)	(28)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(745)
Net gain (loss)	(773)

Increase (decrease) in net assets from operations	$716

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,489	$3,050
Net realized gain (loss)	(28)	(3,934)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(745)	6,594

Increase (decrease) in net assets from operations	716	5,710

Contract owner transactions:
Proceeds from units sold	6,892	49,655
Cost of units redeemed	-	(151,315)
Account charges	-	(3)
Increase (decrease)	6,892	(101,663)
Net increase (decrease)	7,608	(95,953)
Net assets, beginning	43,158	139,111
Net assets, ending	$50,766	$43,158

Units sold	6,527	45,766
Units redeemed	-	(138,715)
Net increase (decrease)	6,527	(92,949)
Units outstanding, beginning	38,374	131,323
Units outstanding, ending	44,901	38,374

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$347,402
Cost of units redeemed/account charges	(304,325)
Net investment income (loss)	12,314
Net realized gain (loss)	(3,657)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(968)
Net assets	$50,766

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	45	$51	1.25%	0.5%	12/31/2020	$1.15	0	$0	1.00%	0.8%	12/31/2020	$1.17	0	$0	0.75%	1.0%
12/31/2019	1.12	38	43	1.25%	6.2%	12/31/2019	1.14	0	0	1.00%	6.4%	12/31/2019	1.16	0	0	0.75%	6.7%
12/31/2018	1.06	131	139	1.25%	-1.2%	12/31/2018	1.07	0	0	1.00%	-1.0%	12/31/2018	1.08	0	0	0.75%	-0.7%
12/31/2017	1.07	89	95	1.25%	2.9%	12/31/2017	1.08	0	0	1.00%	3.2%	12/31/2017	1.09	0	0	0.75%	3.4%
12/31/2016	1.04	58	61	1.25%	10.1%	12/31/2016	1.05	0	0	1.00%	10.3%	12/31/2016	1.06	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	1.3%	12/31/2020	$1.21	0	$0	0.25%	1.5%	12/31/2020	$1.23	0	$0	0.00%	1.8%
12/31/2019	1.17	0	0	0.50%	7.0%	12/31/2019	1.19	0	0	0.25%	7.2%	12/31/2019	1.20	0	0	0.00%	7.5%
12/31/2018	1.10	0	0	0.50%	-0.5%	12/31/2018	1.11	0	0	0.25%	-0.2%	12/31/2018	1.12	0	0	0.00%	0.0%
12/31/2017	1.10	0	0	0.50%	3.7%	12/31/2017	1.11	0	0	0.25%	3.9%	12/31/2017	1.12	0	0	0.00%	4.2%
12/31/2016	1.06	0	0	0.50%	10.9%	12/31/2016	1.07	0	0	0.25%	11.2%	12/31/2016	1.08	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	4.3%
2018	5.6%
2017	5.3%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund R Class - 06-595
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,287,965	$1,796,393	53,733
Receivables: investments sold	-
Payables: investments purchased	(3,220)
Net assets	$2,284,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,836,826	338,426	$5.43
Band 100	401,479	70,848	5.67
Band 75	-	-	5.92
Band 50	-	-	6.18
Band 25	-	-	6.45
Band 0	46,440	6,893	6.74
Total	$2,284,745	416,167

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(23,244)
Net investment income (loss)	(23,244)

Gain (loss) on investments:
Net realized gain (loss)	24,174
Realized gain distributions	327,496
Net change in unrealized appreciation (depreciation)	480,328
Net gain (loss)	831,998

Increase (decrease) in net assets from operations	$808,754

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,244)	$(33,147)
Net realized gain (loss)	24,174	(61,961)
Realized gain distributions	327,496	200,388
Net change in unrealized appreciation (depreciation)	480,328	456,111

Increase (decrease) in net assets from operations	808,754	561,391

Contract owner transactions:
Proceeds from units sold	537,315	530,348
Cost of units redeemed	(1,285,817)	(1,604,229)
Account charges	(702)	(1,331)
Increase (decrease)	(749,204)	(1,075,212)
Net increase (decrease)	59,550	(513,821)
Net assets, beginning	2,225,195	2,739,016
Net assets, ending	$2,284,745	$2,225,195

Units sold	139,395	180,204
Units redeemed	(352,854)	(500,946)
Net increase (decrease)	(213,459)	(320,742)
Units outstanding, beginning	629,626	950,368
Units outstanding, ending	416,167	629,626

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,668,417
Cost of units redeemed/account charges	(15,484,758)
Net investment income (loss)	(315,425)
Net realized gain (loss)	157,393
Realized gain distributions	2,767,546
Net change in unrealized appreciation (depreciation)	491,572
Net assets	$2,284,745

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.43	338	$1,837	1.25%	54.7%	12/31/2020	$5.67	71	$401	1.00%	55.0%	12/31/2020	$5.92	0	$0	0.75%	55.4%
12/31/2019	3.51	541	1,899	1.25%	22.4%	12/31/2019	3.66	85	309	1.00%	22.7%	12/31/2019	3.81	0	0	0.75%	23.0%
12/31/2018	2.87	837	2,399	1.25%	-10.4%	12/31/2018	2.98	109	326	1.00%	-10.1%	12/31/2018	3.09	0	0	0.75%	-9.9%
12/31/2017	3.20	948	3,032	1.25%	23.1%	12/31/2017	3.31	145	480	1.00%	23.4%	12/31/2017	3.43	0	0	0.75%	23.7%
12/31/2016	2.60	1,281	3,330	1.25%	9.6%	12/31/2016	2.69	159	428	1.00%	9.9%	12/31/2016	2.78	0	0	0.75%	10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.18	0	$0	0.50%	55.8%	12/31/2020	$6.45	0	$0	0.25%	56.2%	12/31/2020	$6.74	7	$46	0.00%	56.6%
12/31/2019	3.96	0	0	0.50%	23.4%	12/31/2019	4.13	0	0	0.25%	23.7%	12/31/2019	4.30	4	17	0.00%	24.0%
12/31/2018	3.21	0	0	0.50%	-9.7%	12/31/2018	3.34	0	0	0.25%	-9.5%	12/31/2018	3.47	4	14	0.00%	-9.2%
12/31/2017	3.56	0	0	0.50%	24.0%	12/31/2017	3.69	0	0	0.25%	24.3%	12/31/2017	3.82	3	13	0.00%	24.6%
12/31/2016	2.87	0	0	0.50%	10.5%	12/31/2016	2.97	0	0	0.25%	10.7%	12/31/2016	3.07	144	442	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate ESG A Class - 06-071 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	0.3%	12/31/2020	$1.13	0	$0	1.00%	0.5%	12/31/2020	$1.15	0	$0	0.75%	0.8%
12/31/2019	1.11	0	0	1.25%	5.9%	12/31/2019	1.12	0	0	1.00%	6.2%	12/31/2019	1.14	0	0	0.75%	6.4%
12/31/2018	1.05	0	0	1.25%	-1.5%	12/31/2018	1.06	0	0	1.00%	-1.2%	12/31/2018	1.07	0	0	0.75%	-1.0%
12/31/2017	1.06	0	0	1.25%	2.6%	12/31/2017	1.07	0	0	1.00%	2.9%	12/31/2017	1.08	0	0	0.75%	3.2%
12/31/2016	1.03	0	0	1.25%	9.8%	12/31/2016	1.04	0	0	1.00%	10.0%	12/31/2016	1.05	0	0	0.75%	10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	1.0%	12/31/2020	$1.19	0	$0	0.25%	1.3%	12/31/2020	$1.21	0	$0	0.00%	1.5%
12/31/2019	1.15	0	0	0.50%	6.7%	12/31/2019	1.17	0	0	0.25%	7.0%	12/31/2019	1.19	0	0	0.00%	7.2%
12/31/2018	1.08	0	0	0.50%	-0.7%	12/31/2018	1.09	0	0	0.25%	-0.5%	12/31/2018	1.11	0	0	0.00%	-0.2%
12/31/2017	1.09	0	0	0.50%	3.4%	12/31/2017	1.10	0	0	0.25%	3.7%	12/31/2017	1.11	0	0	0.00%	3.9%
12/31/2016	1.05	0	0	0.50%	10.6%	12/31/2016	1.06	0	0	0.25%	10.9%	12/31/2016	1.07	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund A Class - 06-320
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,249,352	$1,699,413	46,598
Receivables: investments sold	-
Payables: investments purchased	(22,870)
Net assets	$2,226,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,226,482	389,958	$5.71
Band 100	-	-	5.96
Band 75	-	-	6.22
Band 50	-	-	6.50
Band 25	-	-	6.78
Band 0	-	-	7.20
Total	$2,226,482	389,958

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(35,196)
Net investment income (loss)	(35,196)

Gain (loss) on investments:
Net realized gain (loss)	(213,571)
Realized gain distributions	275,309
Net change in unrealized appreciation (depreciation)	370,748
Net gain (loss)	432,486

Increase (decrease) in net assets from operations	$397,290

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(35,196)	$(120,829)
Net realized gain (loss)	(213,571)	(61,063)
Realized gain distributions	275,309	725,849
Net change in unrealized appreciation (depreciation)	370,748	1,421,625

Increase (decrease) in net assets from operations	397,290	1,965,582

Contract owner transactions:
Proceeds from units sold	437,536	1,326,391
Cost of units redeemed	(4,671,337)	(6,325,805)
Account charges	(418)	(5,157)
Increase (decrease)	(4,234,219)	(5,004,571)
Net increase (decrease)	(3,836,929)	(3,038,989)
Net assets, beginning	6,063,411	9,102,400
Net assets, ending	$2,226,482	$6,063,411

Units sold	112,832	401,783
Units redeemed	(1,369,464)	(1,789,071)
Net increase (decrease)	(1,256,632)	(1,387,288)
Units outstanding, beginning	1,646,590	3,033,878
Units outstanding, ending	389,958	1,646,590

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$28,074,467
Cost of units redeemed/account charges	(31,268,060)
Net investment income (loss)	(704,717)
Net realized gain (loss)	44,047
Realized gain distributions	5,530,806
Net change in unrealized appreciation (depreciation)	549,939
Net assets	$2,226,482

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.71	390	$2,226	1.25%	55.0%	12/31/2020	$5.96	0	$0	1.00%	55.4%	12/31/2020	$6.22	0	$0	0.75%	55.8%
12/31/2019	3.68	1,647	6,063	1.25%	22.7%	12/31/2019	3.84	0	0	1.00%	23.0%	12/31/2019	3.99	0	0	0.75%	23.4%
12/31/2018	3.00	3,034	9,102	1.25%	-10.1%	12/31/2018	3.12	0	0	1.00%	-9.9%	12/31/2018	3.24	0	0	0.75%	-9.7%
12/31/2017	3.34	3,304	11,033	1.25%	23.4%	12/31/2017	3.46	0	0	1.00%	23.7%	12/31/2017	3.59	0	0	0.75%	24.0%
12/31/2016	2.71	3,805	10,300	1.25%	9.9%	12/31/2016	2.80	0	0	1.00%	10.2%	12/31/2016	2.89	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.50	0	$0	0.50%	56.2%	12/31/2020	$6.78	0	$0	0.25%	56.6%	12/31/2020	$7.20	0	$0	0.00%	57.0%
12/31/2019	4.16	0	0	0.50%	23.7%	12/31/2019	4.33	0	0	0.25%	24.0%	12/31/2019	4.59	0	0	0.00%	24.3%
12/31/2018	3.36	0	0	0.50%	-9.5%	12/31/2018	3.49	0	0	0.25%	-9.2%	12/31/2018	3.69	0	0	0.00%	-9.0%
12/31/2017	3.72	0	0	0.50%	24.3%	12/31/2017	3.85	0	0	0.25%	24.6%	12/31/2017	4.06	0	0	0.00%	24.9%
12/31/2016	2.99	0	0	0.50%	10.7%	12/31/2016	3.09	0	0	0.25%	11.0%	12/31/2016	3.25	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Health Care Fund A Class - 06-845
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$571,554	$477,050	12,690
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$571,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$421,882	97,548	$4.32
Band 100	149,680	33,149	4.52
Band 75	-	-	4.71
Band 50	-	-	4.92
Band 25	-	-	5.14
Band 0	-	-	5.40
Total	$571,562	130,697

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$85
Mortality & expense charges	(6,191)
Net investment income (loss)	(6,106)

Gain (loss) on investments:
Net realized gain (loss)	5,547
Realized gain distributions	34,839
Net change in unrealized appreciation (depreciation)	32,782
Net gain (loss)	73,168

Increase (decrease) in net assets from operations	$67,062

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,106)	$(5,221)
Net realized gain (loss)	5,547	(4,677)
Realized gain distributions	34,839	17,204
Net change in unrealized appreciation (depreciation)	32,782	134,971

Increase (decrease) in net assets from operations	67,062	142,277

Contract owner transactions:
Proceeds from units sold	29,677	37,750
Cost of units redeemed	(71,270)	(150,971)
Account charges	(57)	(70)
Increase (decrease)	(41,650)	(113,291)
Net increase (decrease)	25,412	28,986
Net assets, beginning	546,150	517,164
Net assets, ending	$571,562	$546,150

Units sold	7,834	11,470
Units redeemed	(18,086)	(44,551)
Net increase (decrease)	(10,252)	(33,081)
Units outstanding, beginning	140,949	174,030
Units outstanding, ending	130,697	140,949

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,829,798
Cost of units redeemed/account charges	(4,051,484)
Net investment income (loss)	(92,030)
Net realized gain (loss)	155,639
Realized gain distributions	635,135
Net change in unrealized appreciation (depreciation)	94,504
Net assets	$571,562

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.32	98	$422	1.25%	13.0%	12/31/2020	$4.52	33	$150	1.00%	13.3%	12/31/2020	$4.71	0	$0	0.75%	13.6%
12/31/2019	3.83	98	375	1.25%	30.4%	12/31/2019	3.99	43	171	1.00%	30.7%	12/31/2019	4.15	0	0	0.75%	31.0%
12/31/2018	2.94	119	348	1.25%	-0.8%	12/31/2018	3.05	55	169	1.00%	-0.5%	12/31/2018	3.17	0	0	0.75%	-0.3%
12/31/2017	2.96	145	428	1.25%	14.0%	12/31/2017	3.07	57	175	1.00%	14.3%	12/31/2017	3.18	0	0	0.75%	14.6%
12/31/2016	2.59	158	410	1.25%	-12.8%	12/31/2016	2.68	70	189	1.00%	-12.6%	12/31/2016	2.77	0	0	0.75%	-12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.92	0	$0	0.50%	13.9%	12/31/2020	$5.14	0	$0	0.25%	14.2%	12/31/2020	$5.40	0	$0	0.00%	14.4%
12/31/2019	4.32	0	0	0.50%	31.3%	12/31/2019	4.50	0	0	0.25%	31.7%	12/31/2019	4.72	0	0	0.00%	32.0%
12/31/2018	3.29	0	0	0.50%	0.0%	12/31/2018	3.42	0	0	0.25%	0.2%	12/31/2018	3.57	0	0	0.00%	0.5%
12/31/2017	3.29	0	0	0.50%	14.9%	12/31/2017	3.41	0	0	0.25%	15.2%	12/31/2017	3.56	0	0	0.00%	15.5%
12/31/2016	2.87	0	0	0.50%	-12.1%	12/31/2016	2.96	0	0	0.25%	-11.9%	12/31/2016	3.08	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Technology Fund A Class - 06-855
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$623,836	$431,973	9,190
Receivables: investments sold	-
Payables: investments purchased	(262)
Net assets	$623,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$549,297	89,780	$6.12
Band 100	74,277	11,628	6.39
Band 75	-	-	6.67
Band 50	-	-	6.96
Band 25	-	-	7.27
Band 0	-	-	7.63
Total	$623,574	101,408

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(6,653)
Net investment income (loss)	(6,653)

Gain (loss) on investments:
Net realized gain (loss)	60,044
Realized gain distributions	41,178
Net change in unrealized appreciation (depreciation)	117,891
Net gain (loss)	219,113

Increase (decrease) in net assets from operations	$212,460

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,653)	$(5,673)
Net realized gain (loss)	60,044	3,461
Realized gain distributions	41,178	46,708
Net change in unrealized appreciation (depreciation)	117,891	90,291

Increase (decrease) in net assets from operations	212,460	134,787

Contract owner transactions:
Proceeds from units sold	159,143	34,287
Cost of units redeemed	(286,700)	(23,799)
Account charges	(37)	(43)
Increase (decrease)	(127,594)	10,445
Net increase (decrease)	84,866	145,232
Net assets, beginning	538,708	393,476
Net assets, ending	$623,574	$538,708

Units sold	35,926	21,588
Units redeemed	(60,189)	(18,763)
Net increase (decrease)	(24,263)	2,825
Units outstanding, beginning	125,671	122,846
Units outstanding, ending	101,408	125,671

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,374,906
Cost of units redeemed/account charges	(1,238,074)
Net investment income (loss)	(36,893)
Net realized gain (loss)	130,396
Realized gain distributions	201,376
Net change in unrealized appreciation (depreciation)	191,863
Net assets	$623,574

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.12	90	$549	1.25%	44.2%	12/31/2020	$6.39	12	$74	1.00%	44.5%	12/31/2020	$6.67	0	$0	0.75%	44.9%
12/31/2019	4.24	95	404	1.25%	33.8%	12/31/2019	4.42	31	135	1.00%	34.1%	12/31/2019	4.60	0	0	0.75%	34.5%
12/31/2018	3.17	92	292	1.25%	-2.0%	12/31/2018	3.30	31	101	1.00%	-1.8%	12/31/2018	3.42	0	0	0.75%	-1.5%
12/31/2017	3.24	81	262	1.25%	33.0%	12/31/2017	3.36	31	102	1.00%	33.3%	12/31/2017	3.48	0	0	0.75%	33.7%
12/31/2016	2.43	43	104	1.25%	-2.4%	12/31/2016	2.52	0	0	1.00%	-2.1%	12/31/2016	2.60	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.96	0	$0	0.50%	45.2%	12/31/2020	$7.27	0	$0	0.25%	45.6%	12/31/2020	$7.63	0	$0	0.00%	46.0%
12/31/2019	4.79	0	0	0.50%	34.8%	12/31/2019	4.99	0	0	0.25%	35.1%	12/31/2019	5.23	0	0	0.00%	35.5%
12/31/2018	3.56	0	0	0.50%	-1.3%	12/31/2018	3.69	0	0	0.25%	-1.0%	12/31/2018	3.86	0	0	0.00%	-0.8%
12/31/2017	3.60	0	0	0.50%	34.0%	12/31/2017	3.73	0	0	0.25%	34.3%	12/31/2017	3.89	0	0	0.00%	34.7%
12/31/2016	2.69	0	0	0.50%	-1.6%	12/31/2016	2.78	0	0	0.25%	-1.4%	12/31/2016	2.89	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Health Care Fund Investor Class - 06-815
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,046	$60,541	1,621
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$73,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,043	19,983	$3.66
Band 100	-	-	3.82
Band 75	-	-	3.98
Band 50	-	-	4.16
Band 25	-	-	4.34
Band 0	-	-	4.68
Total	$73,043	19,983

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10
Mortality & expense charges	(810)
Net investment income (loss)	(800)

Gain (loss) on investments:
Net realized gain (loss)	19,610
Realized gain distributions	4,374
Net change in unrealized appreciation (depreciation)	(15,681)
Net gain (loss)	8,303

Increase (decrease) in net assets from operations	$7,503

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(800)	$(2,585)
Net realized gain (loss)	19,610	(652)
Realized gain distributions	4,374	7,976
Net change in unrealized appreciation (depreciation)	(15,681)	62,459

Increase (decrease) in net assets from operations	7,503	67,198

Contract owner transactions:
Proceeds from units sold	6,792	22,575
Cost of units redeemed	(186,579)	(91,100)
Account charges	(2)	(17)
Increase (decrease)	(179,789)	(68,542)
Net increase (decrease)	(172,286)	(1,344)
Net assets, beginning	245,329	246,673
Net assets, ending	$73,043	$245,329

Units sold	2,080	8,164
Units redeemed	(57,953)	(31,730)
Net increase (decrease)	(55,873)	(23,566)
Units outstanding, beginning	75,856	99,422
Units outstanding, ending	19,983	75,856

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,954,427
Cost of units redeemed/account charges	(7,673,452)
Net investment income (loss)	(79,827)
Net realized gain (loss)	310,951
Realized gain distributions	548,439
Net change in unrealized appreciation (depreciation)	12,505
Net assets	$73,043

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.66	20	$73	1.25%	13.0%	12/31/2020	$3.82	0	$0	1.00%	13.3%	12/31/2020	$3.98	0	$0	0.75%	13.6%
12/31/2019	3.23	76	245	1.25%	30.4%	12/31/2019	3.37	0	0	1.00%	30.7%	12/31/2019	3.51	0	0	0.75%	31.0%
12/31/2018	2.48	99	247	1.25%	-0.8%	12/31/2018	2.58	0	0	1.00%	-0.5%	12/31/2018	2.68	0	0	0.75%	-0.3%
12/31/2017	2.50	82	205	1.25%	14.0%	12/31/2017	2.59	0	0	1.00%	14.3%	12/31/2017	2.69	0	0	0.75%	14.6%
12/31/2016	2.19	89	196	1.25%	-12.8%	12/31/2016	2.27	0	0	1.00%	-12.6%	12/31/2016	2.34	0	0	0.75%	-12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.16	0	$0	0.50%	13.9%	12/31/2020	$4.34	0	$0	0.25%	14.2%	12/31/2020	$4.68	0	$0	0.00%	14.4%
12/31/2019	3.65	0	0	0.50%	31.3%	12/31/2019	3.80	0	0	0.25%	31.7%	12/31/2019	4.09	0	0	0.00%	32.0%
12/31/2018	2.78	0	0	0.50%	0.0%	12/31/2018	2.89	0	0	0.25%	0.2%	12/31/2018	3.10	0	0	0.00%	0.5%
12/31/2017	2.78	0	0	0.50%	14.9%	12/31/2017	2.88	0	0	0.25%	15.2%	12/31/2017	3.08	0	0	0.00%	15.5%
12/31/2016	2.42	0	0	0.50%	-12.1%	12/31/2016	2.50	0	0	0.25%	-11.9%	12/31/2016	2.67	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,812	$1,891	137
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,812	1,632	$1.11
Band 100	-	-	1.15
Band 75	-	-	1.19
Band 50	-	-	1.23
Band 25	-	-	1.27
Band 0	-	-	1.32
Total	$1,812	1,632

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$51
Mortality & expense charges	(21)
Net investment income (loss)	30

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(134)
Net gain (loss)	(137)

Increase (decrease) in net assets from operations	$(107)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30	$25
Net realized gain (loss)	(3)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(134)	247

Increase (decrease) in net assets from operations	(107)	272

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(14)	-
Account charges	-	-
Increase (decrease)	(14)	-
Net increase (decrease)	(121)	272
Net assets, beginning	1,933	1,661
Net assets, ending	$1,812	$1,933

Units sold	-	1
Units redeemed	(4)	-
Net increase (decrease)	(4)	1
Units outstanding, beginning	1,636	1,635
Units outstanding, ending	1,632	1,636

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,384,608
Cost of units redeemed/account charges	(3,307,191)
Net investment income (loss)	54,495
Net realized gain (loss)	(1,271,130)
Realized gain distributions	141,109
Net change in unrealized appreciation (depreciation)	(79)
Net assets	$1,812

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	2	$2	1.25%	-6.0%	12/31/2020	$1.15	0	$0	1.00%	-5.8%	12/31/2020	$1.19	0	$0	0.75%	-5.5%
12/31/2019	1.18	2	2	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.26	0	0	0.75%	16.9%
12/31/2018	1.02	2	2	1.25%	-11.2%	12/31/2018	1.05	0	0	1.00%	-10.9%	12/31/2018	1.08	0	0	0.75%	-10.7%
12/31/2017	1.14	197	225	1.25%	14.8%	12/31/2017	1.17	0	0	1.00%	15.1%	12/31/2017	1.21	0	0	0.75%	15.4%
12/31/2016	1.00	356	354	1.25%	2.4%	12/31/2016	1.02	0	0	1.00%	2.6%	12/31/2016	1.04	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	-5.3%	12/31/2020	$1.27	0	$0	0.25%	-5.0%	12/31/2020	$1.32	0	$0	0.00%	-4.8%
12/31/2019	1.30	0	0	0.50%	17.2%	12/31/2019	1.34	0	0	0.25%	17.5%	12/31/2019	1.38	0	0	0.00%	17.8%
12/31/2018	1.11	0	0	0.50%	-10.5%	12/31/2018	1.14	0	0	0.25%	-10.3%	12/31/2018	1.17	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	15.7%	12/31/2017	1.27	0	0	0.25%	16.0%	12/31/2017	1.31	0	0	0.00%	16.3%
12/31/2016	1.07	0	0	0.50%	3.2%	12/31/2016	1.10	0	0	0.25%	3.4%	12/31/2016	1.12	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	2.6%
2018	1.2%
2017	2.5%
2016	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Value Opportunities Fund R Class - 06-813
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,642	$92,323	7,875
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$106,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,760	41,276	$1.81
Band 100	31,876	17,181	1.86
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$106,636	58,457

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,002)
Net investment income (loss)	(1,002)

Gain (loss) on investments:
Net realized gain (loss)	(570)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,827
Net gain (loss)	4,257

Increase (decrease) in net assets from operations	$3,255

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,002)	$(2,195)
Net realized gain (loss)	(570)	(2,661)
Realized gain distributions	-	1,962
Net change in unrealized appreciation (depreciation)	4,827	40,071

Increase (decrease) in net assets from operations	3,255	37,177

Contract owner transactions:
Proceeds from units sold	3,798	21,386
Cost of units redeemed	(5,527)	(92,307)
Account charges	(9)	(13)
Increase (decrease)	(1,738)	(70,934)
Net increase (decrease)	1,517	(33,757)
Net assets, beginning	105,119	138,876
Net assets, ending	$106,636	$105,119

Units sold	2,134	13,193
Units redeemed	(3,627)	(55,045)
Net increase (decrease)	(1,493)	(41,852)
Units outstanding, beginning	59,950	101,802
Units outstanding, ending	58,457	59,950

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$388,725
Cost of units redeemed/account charges	(341,309)
Net investment income (loss)	(10,305)
Net realized gain (loss)	(3,582)
Realized gain distributions	58,788
Net change in unrealized appreciation (depreciation)	14,319
Net assets	$106,636

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.81	41	$75	1.25%	4.0%	12/31/2020	$1.86	17	$32	1.00%	4.2%	12/31/2020	$1.90	0	$0	0.75%	4.5%
12/31/2019	1.74	42	73	1.25%	28.0%	12/31/2019	1.78	18	32	1.00%	28.3%	12/31/2019	1.82	0	0	0.75%	28.7%
12/31/2018	1.36	88	119	1.25%	-21.0%	12/31/2018	1.39	14	20	1.00%	-20.8%	12/31/2018	1.41	0	0	0.75%	-20.6%
12/31/2017	1.72	85	146	1.25%	15.4%	12/31/2017	1.75	14	25	1.00%	15.7%	12/31/2017	1.78	0	0	0.75%	16.0%
12/31/2016	1.49	64	96	1.25%	16.3%	12/31/2016	1.51	14	21	1.00%	16.5%	12/31/2016	1.53	0	0	0.75%	16.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	0	$0	0.50%	4.8%	12/31/2020	$1.99	0	$0	0.25%	5.0%	12/31/2020	$2.04	0	$0	0.00%	5.3%
12/31/2019	1.86	0	0	0.50%	29.0%	12/31/2019	1.90	0	0	0.25%	29.3%	12/31/2019	1.94	0	0	0.00%	29.6%
12/31/2018	1.44	0	0	0.50%	-20.4%	12/31/2018	1.47	0	0	0.25%	-20.2%	12/31/2018	1.50	0	0	0.00%	-20.0%
12/31/2017	1.81	0	0	0.50%	16.3%	12/31/2017	1.84	0	0	0.25%	16.6%	12/31/2017	1.87	0	0	0.00%	16.9%
12/31/2016	1.56	0	0	0.50%	17.1%	12/31/2016	1.58	0	0	0.25%	17.4%	12/31/2016	1.60	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,857	$131,676	9,358
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$121,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,383	51,194	$1.92
Band 100	23,466	11,695	2.01
Band 75	-	-	2.09
Band 50	-	-	2.19
Band 25	-	-	2.28
Band 0	-	-	2.39
Total	$121,849	62,889

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,532
Mortality & expense charges	(1,467)
Net investment income (loss)	1,065

Gain (loss) on investments:
Net realized gain (loss)	(4,442)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(7,962)
Net gain (loss)	(12,404)

Increase (decrease) in net assets from operations	$(11,339)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,065	$1,327
Net realized gain (loss)	(4,442)	(1,292)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(7,962)	20,651

Increase (decrease) in net assets from operations	(11,339)	20,686

Contract owner transactions:
Proceeds from units sold	4,534	1,264
Cost of units redeemed	(16,484)	(10,924)
Account charges	(29)	(24)
Increase (decrease)	(11,979)	(9,684)
Net increase (decrease)	(23,318)	11,002
Net assets, beginning	145,167	134,165
Net assets, ending	$121,849	$145,167

Units sold	2,341	652
Units redeemed	(9,653)	(5,668)
Net increase (decrease)	(7,312)	(5,016)
Units outstanding, beginning	70,201	75,217
Units outstanding, ending	62,889	70,201

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,878,646
Cost of units redeemed/account charges	(5,251,239)
Net investment income (loss)	290,857
Net realized gain (loss)	(401,935)
Realized gain distributions	615,339
Net change in unrealized appreciation (depreciation)	(9,819)
Net assets	$121,849

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	51	$98	1.25%	-6.4%	12/31/2020	$2.01	12	$23	1.00%	-6.2%	12/31/2020	$2.09	0	$0	0.75%	-5.9%
12/31/2019	2.05	58	120	1.25%	15.9%	12/31/2019	2.14	12	26	1.00%	16.2%	12/31/2019	2.23	0	0	0.75%	16.5%
12/31/2018	1.77	62	110	1.25%	-11.6%	12/31/2018	1.84	13	24	1.00%	-11.4%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.00	62	125	1.25%	14.4%	12/31/2017	2.08	29	60	1.00%	14.7%	12/31/2017	2.15	0	0	0.75%	15.0%
12/31/2016	1.75	85	150	1.25%	2.1%	12/31/2016	1.81	32	57	1.00%	2.3%	12/31/2016	1.87	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	0	$0	0.50%	-5.7%	12/31/2020	$2.28	0	$0	0.25%	-5.5%	12/31/2020	$2.39	0	$0	0.00%	-5.2%
12/31/2019	2.32	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.52	0	0	0.00%	17.3%
12/31/2018	1.99	0	0	0.50%	-10.9%	12/31/2018	2.06	0	0	0.25%	-10.7%	12/31/2018	2.15	0	0	0.00%	-10.5%
12/31/2017	2.23	0	0	0.50%	15.3%	12/31/2017	2.31	0	0	0.25%	15.6%	12/31/2017	2.40	0	0	0.00%	15.8%
12/31/2016	1.93	0	0	0.50%	2.8%	12/31/2016	2.00	0	0	0.25%	3.1%	12/31/2016	2.07	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.2%
2018	1.8%
2017	3.2%
2016	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Value Opportunities Fund A Class - 06-814
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,051	$3,609	295
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,051	2,248	$1.80
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$4,051	2,248

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9
Mortality & expense charges	(37)
Net investment income (loss)	(28)

Gain (loss) on investments:
Net realized gain (loss)	(6)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	321
Net gain (loss)	315

Increase (decrease) in net assets from operations	$287

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28)	$(75)
Net realized gain (loss)	(6)	(11)
Realized gain distributions	-	60
Net change in unrealized appreciation (depreciation)	321	615

Increase (decrease) in net assets from operations	287	589

Contract owner transactions:
Proceeds from units sold	579	505
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	579	505
Net increase (decrease)	866	1,094
Net assets, beginning	3,185	2,091
Net assets, ending	$4,051	$3,185

Units sold	407	291
Units redeemed	-	-
Net increase (decrease)	407	291
Units outstanding, beginning	1,841	1,550
Units outstanding, ending	2,248	1,841

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$531,680
Cost of units redeemed/account charges	(651,002)
Net investment income (loss)	(4,168)
Net realized gain (loss)	118,492
Realized gain distributions	8,607
Net change in unrealized appreciation (depreciation)	442
Net assets	$4,051

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	2	$4	1.25%	4.2%	12/31/2020	$1.85	0	$0	1.00%	4.4%	12/31/2020	$1.89	0	$0	0.75%	4.7%
12/31/2019	1.73	2	3	1.25%	28.3%	12/31/2019	1.77	0	0	1.00%	28.6%	12/31/2019	1.81	0	0	0.75%	28.9%
12/31/2018	1.35	2	2	1.25%	-20.7%	12/31/2018	1.38	0	0	1.00%	-20.5%	12/31/2018	1.40	0	0	0.75%	-20.3%
12/31/2017	1.70	9	15	1.25%	15.7%	12/31/2017	1.73	0	0	1.00%	15.9%	12/31/2017	1.76	0	0	0.75%	16.2%
12/31/2016	1.47	8	12	1.25%	16.5%	12/31/2016	1.49	0	0	1.00%	16.8%	12/31/2016	1.51	0	0	0.75%	17.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	0	$0	0.50%	5.0%	12/31/2020	$1.99	0	$0	0.25%	5.2%	12/31/2020	$2.03	0	$0	0.00%	5.5%
12/31/2019	1.85	0	0	0.50%	29.2%	12/31/2019	1.89	0	0	0.25%	29.6%	12/31/2019	1.93	0	0	0.00%	29.9%
12/31/2018	1.43	0	0	0.50%	-20.1%	12/31/2018	1.46	0	0	0.25%	-19.9%	12/31/2018	1.48	0	0	0.00%	-19.7%
12/31/2017	1.79	0	0	0.50%	16.5%	12/31/2017	1.82	0	0	0.25%	16.8%	12/31/2017	1.85	0	0	0.00%	17.1%
12/31/2016	1.54	0	0	0.50%	17.4%	12/31/2016	1.56	0	0	0.25%	17.7%	12/31/2016	1.58	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R Class - 06-193
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,054	$62,977	2,072
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$66,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,095	39,729	$1.66
Band 100	-	-	1.72
Band 75	-	-	1.79
Band 50	-	-	1.85
Band 25	-	-	1.92
Band 0	-	-	1.99
Total	$66,095	39,729

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$378
Mortality & expense charges	(827)
Net investment income (loss)	(449)

Gain (loss) on investments:
Net realized gain (loss)	248
Realized gain distributions	6,950
Net change in unrealized appreciation (depreciation)	(363)
Net gain (loss)	6,835

Increase (decrease) in net assets from operations	$6,386

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(449)	$31
Net realized gain (loss)	248	(6,824)
Realized gain distributions	6,950	6,149
Net change in unrealized appreciation (depreciation)	(363)	30,644

Increase (decrease) in net assets from operations	6,386	30,000

Contract owner transactions:
Proceeds from units sold	6,952	15,010
Cost of units redeemed	(24,396)	(144,846)
Account charges	(8)	(19)
Increase (decrease)	(17,452)	(129,855)
Net increase (decrease)	(11,066)	(99,855)
Net assets, beginning	77,161	177,016
Net assets, ending	$66,095	$77,161

Units sold	4,893	11,078
Units redeemed	(16,949)	(107,333)
Net increase (decrease)	(12,056)	(96,255)
Units outstanding, beginning	51,785	148,040
Units outstanding, ending	39,729	51,785

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,250,749
Cost of units redeemed/account charges	(2,322,065)
Net investment income (loss)	(8,875)
Net realized gain (loss)	85,253
Realized gain distributions	57,956
Net change in unrealized appreciation (depreciation)	3,077
Net assets	$66,095

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	40	$66	1.25%	11.7%	12/31/2020	$1.72	0	$0	1.00%	11.9%	12/31/2020	$1.79	0	$0	0.75%	12.2%
12/31/2019	1.49	52	77	1.25%	26.1%	12/31/2019	1.54	0	0	1.00%	26.4%	12/31/2019	1.59	0	0	0.75%	26.7%
12/31/2018	1.18	137	162	1.25%	-16.6%	12/31/2018	1.22	0	0	1.00%	-16.4%	12/31/2018	1.26	0	0	0.75%	-16.2%
12/31/2017	1.42	129	183	1.25%	20.8%	12/31/2017	1.46	0	0	1.00%	21.1%	12/31/2017	1.50	0	0	0.75%	21.4%
12/31/2016	1.17	145	170	1.25%	-2.3%	12/31/2016	1.20	0	0	1.00%	-2.1%	12/31/2016	1.23	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	0	$0	0.50%	12.5%	12/31/2020	$1.92	0	$0	0.25%	12.8%	12/31/2020	$1.99	0	$0	0.00%	13.1%
12/31/2019	1.64	0	0	0.50%	27.0%	12/31/2019	1.70	0	0	0.25%	27.3%	12/31/2019	1.76	0	0	0.00%	27.7%
12/31/2018	1.29	0	0	0.50%	-16.0%	12/31/2018	1.34	0	0	0.25%	-15.7%	12/31/2018	1.38	11	15	0.00%	-15.5%
12/31/2017	1.54	0	0	0.50%	21.7%	12/31/2017	1.58	0	0	0.25%	22.0%	12/31/2017	1.63	10	16	0.00%	22.3%
12/31/2016	1.27	0	0	0.50%	-1.6%	12/31/2016	1.30	0	0	0.25%	-1.4%	12/31/2016	1.33	9	12	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.0%
2018	0.6%
2017	1.4%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R5 Class - 06-192
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$585,544	$577,699	17,729
Receivables: investments sold	411
Payables: investments purchased	-
Net assets	$585,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$585,955	322,409	$1.82
Band 100	-	-	1.88
Band 75	-	-	1.95
Band 50	-	-	2.02
Band 25	-	-	2.09
Band 0	-	-	2.17
Total	$585,955	322,409

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,352
Mortality & expense charges	(5,709)
Net investment income (loss)	643

Gain (loss) on investments:
Net realized gain (loss)	(1,453)
Realized gain distributions	57,821
Net change in unrealized appreciation (depreciation)	7,384
Net gain (loss)	63,752

Increase (decrease) in net assets from operations	$64,395

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$643	$19,734
Net realized gain (loss)	(1,453)	(101,118)
Realized gain distributions	57,821	194,666
Net change in unrealized appreciation (depreciation)	7,384	853,896

Increase (decrease) in net assets from operations	64,395	967,178

Contract owner transactions:
Proceeds from units sold	87,750	451,049
Cost of units redeemed	(47,969)	(6,155,446)
Account charges	(261)	(4,631)
Increase (decrease)	39,520	(5,709,028)
Net increase (decrease)	103,915	(4,741,850)
Net assets, beginning	482,040	5,223,890
Net assets, ending	$585,955	$482,040

Units sold	56,039	310,820
Units redeemed	(31,575)	(3,919,182)
Net increase (decrease)	24,464	(3,608,362)
Units outstanding, beginning	297,945	3,906,307
Units outstanding, ending	322,409	297,945

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,820,411
Cost of units redeemed/account charges	(16,932,462)
Net investment income (loss)	374,793
Net realized gain (loss)	439,523
Realized gain distributions	875,845
Net change in unrealized appreciation (depreciation)	7,845
Net assets	$585,955

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.82	322	$586	1.25%	12.3%	12/31/2020	$1.88	0	$0	1.00%	12.6%	12/31/2020	$1.95	0	$0	0.75%	12.9%
12/31/2019	1.62	298	482	1.25%	26.8%	12/31/2019	1.67	0	0	1.00%	27.1%	12/31/2019	1.73	0	0	0.75%	27.5%
12/31/2018	1.28	2,761	3,522	1.25%	-16.1%	12/31/2018	1.32	0	0	1.00%	-15.9%	12/31/2018	1.36	0	0	0.75%	-15.7%
12/31/2017	1.52	2,213	3,365	1.25%	21.5%	12/31/2017	1.56	0	0	1.00%	21.8%	12/31/2017	1.61	0	0	0.75%	22.1%
12/31/2016	1.25	2,470	3,092	1.25%	-1.8%	12/31/2016	1.28	0	0	1.00%	-1.5%	12/31/2016	1.32	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	13.2%	12/31/2020	$2.09	0	$0	0.25%	13.5%	12/31/2020	$2.17	0	$0	0.00%	13.7%
12/31/2019	1.79	0	0	0.50%	27.8%	12/31/2019	1.85	0	0	0.25%	28.1%	12/31/2019	1.91	0	0	0.00%	28.4%
12/31/2018	1.40	0	0	0.50%	-15.5%	12/31/2018	1.44	0	0	0.25%	-15.3%	12/31/2018	1.49	1,145	1,702	0.00%	-15.1%
12/31/2017	1.65	0	0	0.50%	22.4%	12/31/2017	1.70	0	0	0.25%	22.7%	12/31/2017	1.75	1,233	2,157	0.00%	23.0%
12/31/2016	1.35	0	0	0.50%	-1.0%	12/31/2016	1.39	0	0	0.25%	-0.8%	12/31/2016	1.42	1,335	1,898	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.8%
2018	1.2%
2017	2.0%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund R6 Class - 06-CXV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,734,923	$12,505,187	636,029
Receivables: investments sold	-
Payables: investments purchased	(39,771)
Net assets	$12,695,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,091,094	9,950,109	$1.22
Band 100	-	-	1.23
Band 75	604,058	487,099	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$12,695,152	10,437,208

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$332,651
Mortality & expense charges	(143,611)
Net investment income (loss)	189,040

Gain (loss) on investments:
Net realized gain (loss)	(162,944)
Realized gain distributions	192,000
Net change in unrealized appreciation (depreciation)	(258,888)
Net gain (loss)	(229,832)

Increase (decrease) in net assets from operations	$(40,792)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$195,040	$149,448
Net realized gain (loss)	(162,944)	(17,896)
Realized gain distributions	192,000	344,673
Net change in unrealized appreciation (depreciation)	(264,888)	1,530,560

Increase (decrease) in net assets from operations	(40,792)	2,006,785

Contract owner transactions:
Proceeds from units sold	1,894,268	5,856,994
Cost of units redeemed	(2,071,495)	(1,983,052)
Account charges	(3,918)	(4,176)
Increase (decrease)	(181,145)	3,869,766
Net increase (decrease)	(221,937)	5,876,551
Net assets, beginning	12,917,089	7,040,538
Net assets, ending	$12,695,152	$12,917,089

Units sold	1,817,475	5,173,891
Units redeemed	(1,926,303)	(1,756,136)
Net increase (decrease)	(108,828)	3,417,755
Units outstanding, beginning	10,546,036	7,128,281
Units outstanding, ending	10,437,208	10,546,036

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,380,069
Cost of units redeemed/account charges	(10,132,901)
Net investment income (loss)	488,517
Net realized gain (loss)	(212,699)
Realized gain distributions	944,430
Net change in unrealized appreciation (depreciation)	227,736
Net assets	$12,695,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	9,950	$12,091	1.25%	-0.7%	12/31/2020	$1.23	0	$0	1.00%	-0.5%	12/31/2020	$1.24	487	$604	0.75%	-0.2%
12/31/2019	1.22	9,965	12,195	1.25%	24.0%	12/31/2019	1.23	0	0	1.00%	24.3%	12/31/2019	1.24	581	722	0.75%	24.6%
12/31/2018	0.99	6,496	6,410	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	632	630	0.75%	-8.1%
12/31/2017	1.08	6,372	6,880	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.6%	12/31/2017	1.09	0	0	0.75%	7.8%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	0.0%	12/31/2020	$1.27	0	$0	0.25%	0.3%	12/31/2020	$1.28	0	$0	0.00%	0.5%
12/31/2019	1.25	0	0	0.50%	25.0%	12/31/2019	1.26	0	0	0.25%	25.3%	12/31/2019	1.27	0	0	0.00%	25.6%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.4%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.4%	12/31/2017	1.09	0	0	0.00%	8.6%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.7%
2018	3.0%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R6 Class - 06-CXW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,046	$2,147	63
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$2,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,085	1,416	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$2,085	1,416

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$24
Mortality & expense charges	(21)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	(6)
Realized gain distributions	208
Net change in unrealized appreciation (depreciation)	21
Net gain (loss)	223

Increase (decrease) in net assets from operations	$226

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$18
Net realized gain (loss)	(6)	(3)
Realized gain distributions	208	143
Net change in unrealized appreciation (depreciation)	21	229

Increase (decrease) in net assets from operations	226	387

Contract owner transactions:
Proceeds from units sold	47	30
Cost of units redeemed	-	(24)
Account charges	(7)	(6)
Increase (decrease)	40	-
Net increase (decrease)	266	387
Net assets, beginning	1,819	1,432
Net assets, ending	$2,085	$1,819

Units sold	32	23
Units redeemed	(5)	(23)
Net increase (decrease)	27	-
Units outstanding, beginning	1,389	1,389
Units outstanding, ending	1,416	1,389

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,847
Cost of units redeemed/account charges	(8,891)
Net investment income (loss)	(60)
Net realized gain (loss)	(1,170)
Realized gain distributions	460
Net change in unrealized appreciation (depreciation)	(101)
Net assets	$2,085

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	1	$2	1.25%	12.4%	12/31/2020	$1.49	0	$0	1.00%	12.7%	12/31/2020	$1.50	0	$0	0.75%	13.0%
12/31/2019	1.31	1	2	1.25%	26.9%	12/31/2019	1.32	0	0	1.00%	27.3%	12/31/2019	1.33	0	0	0.75%	27.6%
12/31/2018	1.03	1	1	1.25%	-16.0%	12/31/2018	1.04	0	0	1.00%	-15.8%	12/31/2018	1.04	0	0	0.75%	-15.6%
12/31/2017	1.23	0	0	1.25%	21.6%	12/31/2017	1.23	0	0	1.00%	21.9%	12/31/2017	1.23	0	0	0.75%	22.2%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	13.3%	12/31/2020	$1.53	0	$0	0.25%	13.6%	12/31/2020	$1.55	0	$0	0.00%	13.9%
12/31/2019	1.34	0	0	0.50%	27.9%	12/31/2019	1.35	0	0	0.25%	28.2%	12/31/2019	1.36	0	0	0.00%	28.5%
12/31/2018	1.05	0	0	0.50%	-15.4%	12/31/2018	1.05	0	0	0.25%	-15.2%	12/31/2018	1.06	0	0	0.00%	-15.0%
12/31/2017	1.24	0	0	0.50%	22.5%	12/31/2017	1.24	0	0	0.25%	22.9%	12/31/2017	1.24	0	0	0.00%	23.2%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.4%
2018	2.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund R6 Class - 06-CXX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,381,483	$5,537,790	126,797
Receivables: investments sold	-
Payables: investments purchased	(100,769)
Net assets	$7,280,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,280,714	3,490,340	$2.09
Band 100	-	-	2.11
Band 75	-	-	2.13
Band 50	-	-	2.15
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$7,280,714	3,490,340

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(63,624)
Net investment income (loss)	(63,624)

Gain (loss) on investments:
Net realized gain (loss)	11,276
Realized gain distributions	769,885
Net change in unrealized appreciation (depreciation)	1,967,811
Net gain (loss)	2,748,972

Increase (decrease) in net assets from operations	$2,685,348

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(63,624)	$(30,026)
Net realized gain (loss)	11,276	(77,872)
Realized gain distributions	769,885	224,289
Net change in unrealized appreciation (depreciation)	1,967,811	210,778

Increase (decrease) in net assets from operations	2,685,348	327,169

Contract owner transactions:
Proceeds from units sold	1,576,832	3,579,022
Cost of units redeemed	(1,296,231)	(849,693)
Account charges	(6,648)	(3,073)
Increase (decrease)	273,953	2,726,256
Net increase (decrease)	2,959,301	3,053,425
Net assets, beginning	4,321,413	1,267,988
Net assets, ending	$7,280,714	$4,321,413

Units sold	1,132,404	2,745,134
Units redeemed	(868,557)	(686,026)
Net increase (decrease)	263,847	2,059,108
Units outstanding, beginning	3,226,493	1,167,385
Units outstanding, ending	3,490,340	3,226,493

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,232,769
Cost of units redeemed/account charges	(2,738,083)
Net investment income (loss)	(101,956)
Net realized gain (loss)	(48,492)
Realized gain distributions	1,092,783
Net change in unrealized appreciation (depreciation)	1,843,693
Net assets	$7,280,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	3,490	$7,281	1.25%	55.7%	12/31/2020	$2.11	0	$0	1.00%	56.1%	12/31/2020	$2.13	0	$0	0.75%	56.5%
12/31/2019	1.34	3,226	4,321	1.25%	23.3%	12/31/2019	1.35	0	0	1.00%	23.6%	12/31/2019	1.36	0	0	0.75%	23.9%
12/31/2018	1.09	1,167	1,268	1.25%	-9.7%	12/31/2018	1.09	0	0	1.00%	-9.5%	12/31/2018	1.10	0	0	0.75%	-9.3%
12/31/2017	1.20	44	53	1.25%	23.9%	12/31/2017	1.21	0	0	1.00%	24.2%	12/31/2017	1.21	0	0	0.75%	24.6%
12/31/2016	0.97	0	0	1.25%	-2.9%	12/31/2016	0.97	0	0	1.00%	-2.9%	12/31/2016	0.97	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	0	$0	0.50%	56.9%	12/31/2020	$2.17	0	$0	0.25%	57.3%	12/31/2020	$2.19	0	$0	0.00%	57.7%
12/31/2019	1.37	0	0	0.50%	24.2%	12/31/2019	1.38	0	0	0.25%	24.5%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-9.0%	12/31/2018	1.11	0	0	0.25%	-8.8%	12/31/2018	1.11	0	0	0.00%	-8.6%
12/31/2017	1.21	0	0	0.50%	24.9%	12/31/2017	1.22	0	0	0.25%	25.2%	12/31/2017	1.22	0	0	0.00%	25.5%
12/31/2016	0.97	0	0	0.50%	-2.9%	12/31/2016	0.97	0	0	0.25%	-2.9%	12/31/2016	0.97	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate ESG R6 Class - 06-FXV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	0.6%	12/31/2020	$1.09	0	$0	1.00%	0.9%	12/31/2020	$1.10	0	$0	0.75%	1.1%
12/31/2019	1.07	0	0	1.25%	6.3%	12/31/2019	1.08	0	0	1.00%	6.6%	12/31/2019	1.09	0	0	0.75%	6.8%
12/31/2018	1.01	0	0	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.6%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.1%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	1.4%	12/31/2020	$1.12	0	$0	0.25%	1.6%	12/31/2020	$1.13	0	$0	0.00%	1.9%
12/31/2019	1.09	0	0	0.50%	7.1%	12/31/2019	1.10	0	0	0.25%	7.4%	12/31/2019	1.11	0	0	0.00%	7.6%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.02	0	0	0.25%	-0.1%	12/31/2018	1.03	0	0	0.00%	0.1%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.03	0	0	0.25%	2.5%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	8.7%	12/31/2020	$1.19	0	$0	1.00%	9.0%	12/31/2020	$1.20	0	$0	0.75%	9.3%
12/31/2019	1.09	0	0	1.25%	10.1%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.7%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	9.5%	12/31/2020	$1.22	0	$0	0.25%	9.8%	12/31/2020	$1.22	0	$0	0.00%	10.1%
12/31/2019	1.10	0	0	0.50%	11.0%	12/31/2019	1.11	0	0	0.25%	11.2%	12/31/2019	1.11	0	0	0.00%	11.5%
12/31/2018	0.99	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Technology Fund Investor Class - 06-805
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,293	$75,676	1,618
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$109,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,352	37,089	$2.95
Band 100	-	-	3.08
Band 75	-	-	3.21
Band 50	-	-	3.36
Band 25	-	-	3.50
Band 0	-	-	3.77
Total	$109,352	37,089

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,042)
Net investment income (loss)	(1,042)

Gain (loss) on investments:
Net realized gain (loss)	85
Realized gain distributions	7,180
Net change in unrealized appreciation (depreciation)	25,878
Net gain (loss)	33,143

Increase (decrease) in net assets from operations	$32,101

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,042)	$(717)
Net realized gain (loss)	85	1,825
Realized gain distributions	7,180	5,936
Net change in unrealized appreciation (depreciation)	25,878	7,860

Increase (decrease) in net assets from operations	32,101	14,904

Contract owner transactions:
Proceeds from units sold	9,100	32,367
Cost of units redeemed	(71)	(18,751)
Account charges	(6)	(2)
Increase (decrease)	9,023	13,614
Net increase (decrease)	41,124	28,518
Net assets, beginning	68,228	39,710
Net assets, ending	$109,352	$68,228

Units sold	3,753	17,516
Units redeemed	(45)	(10,154)
Net increase (decrease)	3,708	7,362
Units outstanding, beginning	33,381	26,019
Units outstanding, ending	37,089	33,381

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,054,236
Cost of units redeemed/account charges	(1,116,422)
Net investment income (loss)	(27,751)
Net realized gain (loss)	119,929
Realized gain distributions	45,743
Net change in unrealized appreciation (depreciation)	33,617
Net assets	$109,352

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	37	$109	1.25%	44.3%	12/31/2020	$3.08	0	$0	1.00%	44.6%	12/31/2020	$3.21	0	$0	0.75%	45.0%
12/31/2019	2.04	33	68	1.25%	33.9%	12/31/2019	2.13	0	0	1.00%	34.3%	12/31/2019	2.22	0	0	0.75%	34.6%
12/31/2018	1.53	26	40	1.25%	-1.9%	12/31/2018	1.59	0	0	1.00%	-1.7%	12/31/2018	1.65	0	0	0.75%	-1.4%
12/31/2017	1.56	44	68	1.25%	33.1%	12/31/2017	1.61	0	0	1.00%	33.4%	12/31/2017	1.67	0	0	0.75%	33.8%
12/31/2016	1.17	39	45	1.25%	-2.3%	12/31/2016	1.21	0	0	1.00%	-2.0%	12/31/2016	1.25	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.36	0	$0	0.50%	45.3%	12/31/2020	$3.50	0	$0	0.25%	45.7%	12/31/2020	$3.77	0	$0	0.00%	46.1%
12/31/2019	2.31	0	0	0.50%	34.9%	12/31/2019	2.40	0	0	0.25%	35.3%	12/31/2019	2.58	0	0	0.00%	35.6%
12/31/2018	1.71	0	0	0.50%	-1.2%	12/31/2018	1.78	0	0	0.25%	-0.9%	12/31/2018	1.91	0	0	0.00%	-0.7%
12/31/2017	1.73	0	0	0.50%	34.1%	12/31/2017	1.79	0	0	0.25%	34.4%	12/31/2017	1.92	0	0	0.00%	34.8%
12/31/2016	1.29	0	0	0.50%	-1.5%	12/31/2016	1.33	0	0	0.25%	-1.3%	12/31/2016	1.42	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	11.4%	12/31/2020	$1.19	0	$0	1.00%	11.6%	12/31/2020	$1.19	0	$0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	12.2%	12/31/2020	$1.20	0	$0	0.25%	12.5%	12/31/2020	$1.20	0	$0	0.00%	12.8%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Corporate Bond Fund R6 Class - 06-3W4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,180	$16,903	2,184
Receivables: investments sold	253
Payables: investments purchased	-
Net assets	$17,433

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,433	14,416	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$17,433	14,416

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$250
Mortality & expense charges	(94)
Net investment income (loss)	156

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	477
Net change in unrealized appreciation (depreciation)	277
Net gain (loss)	756

Increase (decrease) in net assets from operations	$912

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$156	$-
Net realized gain (loss)	2	-
Realized gain distributions	477	-
Net change in unrealized appreciation (depreciation)	277	-

Increase (decrease) in net assets from operations	912	-

Contract owner transactions:
Proceeds from units sold	16,527	-
Cost of units redeemed	-	-
Account charges	(6)	-
Increase (decrease)	16,521	-
Net increase (decrease)	17,433	-
Net assets, beginning	-	-
Net assets, ending	$17,433	$-

Units sold	14,421	-
Units redeemed	(5)	-
Net increase (decrease)	14,416	-
Units outstanding, beginning	-	-
Units outstanding, ending	14,416	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,527
Cost of units redeemed/account charges	(6)
Net investment income (loss)	156
Net realized gain (loss)	2
Realized gain distributions	477
Net change in unrealized appreciation (depreciation)	277
Net assets	$17,433

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	14	$17	1.25%	10.5%	12/31/2020	$1.21	0	$0	1.00%	10.8%	12/31/2020	$1.22	0	$0	0.75%	11.1%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	11.4%	12/31/2020	$1.23	0	$0	0.25%	11.6%	12/31/2020	$1.24	0	$0	0.00%	11.9%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Small Company R6 Class - 06-4FY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	9.3%	12/31/2020	$1.08	0	$0	1.00%	9.6%	12/31/2020	$1.08	0	$0	0.75%	9.8%
12/31/2019	0.98	0	0	1.25%	-1.7%	12/31/2019	0.98	0	0	1.00%	-1.7%	12/31/2019	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	10.1%	12/31/2020	$1.09	0	$0	0.25%	10.4%	12/31/2020	$1.09	0	$0	0.00%	10.7%
12/31/2019	0.98	0	0	0.50%	-1.6%	12/31/2019	0.98	0	0	0.25%	-1.6%	12/31/2019	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Value R6 Retirement Class - 06-4HF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.69
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.70
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	1.25%	68.8%	12/31/2020	$1.69	0	$0	1.00%	69.1%	12/31/2020	$1.69	0	$0	0.75%	69.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	69.8%	12/31/2020	$1.70	0	$0	0.25%	70.1%	12/31/2020	$1.70	0	$0	0.00%	70.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Fund R Class - 06-4PM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	20.4%	12/31/2020	$1.20	0	$0	1.00%	20.4%	12/31/2020	$1.20	0	$0	0.75%	20.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	20.6%	12/31/2020	$1.21	0	$0	0.25%	20.6%	12/31/2020	$1.21	0	$0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Disc Mc Gr Retirement Class - 06-4HH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,863	$3,679	174
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$4,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$(1)	(1)	$1.84
Band 100	4,873	2,646	1.84
Band 75	-	-	1.85
Band 50	-	-	1.85
Band 25	-	-	1.85
Band 0	-	-	1.86
Total	$4,872	2,645

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(92)
Net investment income (loss)	(92)

Gain (loss) on investments:
Net realized gain (loss)	6,470
Realized gain distributions	178
Net change in unrealized appreciation (depreciation)	1,184
Net gain (loss)	7,832

Increase (decrease) in net assets from operations	$7,740

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(92)	$-
Net realized gain (loss)	6,470	-
Realized gain distributions	178	-
Net change in unrealized appreciation (depreciation)	1,184	-

Increase (decrease) in net assets from operations	7,740	-

Contract owner transactions:
Proceeds from units sold	29,296	-
Cost of units redeemed	(32,164)	-
Account charges	-	-
Increase (decrease)	(2,868)	-
Net increase (decrease)	4,872	-
Net assets, beginning	-	-
Net assets, ending	$4,872	$-

Units sold	24,294	-
Units redeemed	(21,649)	-
Net increase (decrease)	2,645	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,645	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,296
Cost of units redeemed/account charges	(32,164)
Net investment income (loss)	(92)
Net realized gain (loss)	6,470
Realized gain distributions	178
Net change in unrealized appreciation (depreciation)	1,184
Net assets	$4,872

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	0	$0	1.25%	83.8%	12/31/2020	$1.84	3	$5	1.00%	84.1%	12/31/2020	$1.85	0	$0	0.75%	84.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	0	$0	0.50%	84.9%	12/31/2020	$1.85	0	$0	0.25%	85.2%	12/31/2020	$1.86	0	$0	0.00%	85.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Disc Mid Cap Gr A Class - 06-4H9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,321	$125,937	6,058
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$184,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,416	100,174	$1.84
Band 100	-	-	1.84
Band 75	-	-	1.85
Band 50	-	-	1.85
Band 25	-	-	1.86
Band 0	-	-	1.86
Total	$184,416	100,174

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,403)
Net investment income (loss)	(1,403)

Gain (loss) on investments:
Net realized gain (loss)	3,720
Realized gain distributions	6,301
Net change in unrealized appreciation (depreciation)	58,384
Net gain (loss)	68,405

Increase (decrease) in net assets from operations	$67,002

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,403)	$-
Net realized gain (loss)	3,720	-
Realized gain distributions	6,301	-
Net change in unrealized appreciation (depreciation)	58,384	-

Increase (decrease) in net assets from operations	67,002	-

Contract owner transactions:
Proceeds from units sold	129,691	-
Cost of units redeemed	(12,197)	-
Account charges	(80)	-
Increase (decrease)	117,414	-
Net increase (decrease)	184,416	-
Net assets, beginning	-	-
Net assets, ending	$184,416	$-

Units sold	107,455	-
Units redeemed	(7,281)	-
Net increase (decrease)	100,174	-
Units outstanding, beginning	-	-
Units outstanding, ending	100,174	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$129,691
Cost of units redeemed/account charges	(12,277)
Net investment income (loss)	(1,403)
Net realized gain (loss)	3,720
Realized gain distributions	6,301
Net change in unrealized appreciation (depreciation)	58,384
Net assets	$184,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	100	$184	1.25%	84.1%	12/31/2020	$1.84	0	$0	1.00%	84.5%	12/31/2020	$1.85	0	$0	0.75%	84.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	0	$0	0.50%	85.2%	12/31/2020	$1.86	0	$0	0.25%	85.5%	12/31/2020	$1.86	0	$0	0.00%	85.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,783,180	$1,220,596	58,145
Receivables: investments sold	-
Payables: investments purchased	(1,609)
Net assets	$1,781,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,781,571	964,453	$1.85
Band 100	-	-	1.85
Band 75	-	-	1.85
Band 50	-	-	1.86
Band 25	-	-	1.86
Band 0	-	-	1.87
Total	$1,781,571	964,453

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(13,579)
Net investment income (loss)	(13,579)

Gain (loss) on investments:
Net realized gain (loss)	46,532
Realized gain distributions	60,358
Net change in unrealized appreciation (depreciation)	562,584
Net gain (loss)	669,474

Increase (decrease) in net assets from operations	$655,895

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,579)	$-
Net realized gain (loss)	46,532	-
Realized gain distributions	60,358	-
Net change in unrealized appreciation (depreciation)	562,584	-

Increase (decrease) in net assets from operations	655,895	-

Contract owner transactions:
Proceeds from units sold	1,412,386	-
Cost of units redeemed	(285,683)	-
Account charges	(1,027)	-
Increase (decrease)	1,125,676	-
Net increase (decrease)	1,781,571	-
Net assets, beginning	-	-
Net assets, ending	$1,781,571	$-

Units sold	1,180,538	-
Units redeemed	(216,085)	-
Net increase (decrease)	964,453	-
Units outstanding, beginning	-	-
Units outstanding, ending	964,453	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,412,386
Cost of units redeemed/account charges	(286,710)
Net investment income (loss)	(13,579)
Net realized gain (loss)	46,532
Realized gain distributions	60,358
Net change in unrealized appreciation (depreciation)	562,584
Net assets	$1,781,571

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	964	$1,782	1.25%	84.7%	12/31/2020	$1.85	0	$0	1.00%	85.1%	12/31/2020	$1.85	0	$0	0.75%	85.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	0	$0	0.50%	85.8%	12/31/2020	$1.86	0	$0	0.25%	86.2%	12/31/2020	$1.87	0	$0	0.00%	86.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco MAIN ST MID CAP Retirement Class - 06-4HG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,099,162	$807,136	42,969
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$1,099,160

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$808,767	488,023	$1.66
Band 100	258,025	155,392	1.66
Band 75	-	-	1.66
Band 50	32,368	19,417	1.67
Band 25	-	-	1.67
Band 0	-	-	1.67
Total	$1,099,160	662,832

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,163)
Net investment income (loss)	(7,163)

Gain (loss) on investments:
Net realized gain (loss)	5,877
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	292,026
Net gain (loss)	297,903

Increase (decrease) in net assets from operations	$290,740

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,163)	$-
Net realized gain (loss)	5,877	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	292,026	-

Increase (decrease) in net assets from operations	290,740	-

Contract owner transactions:
Proceeds from units sold	836,184	-
Cost of units redeemed	(27,574)	-
Account charges	(190)	-
Increase (decrease)	808,420	-
Net increase (decrease)	1,099,160	-
Net assets, beginning	-	-
Net assets, ending	$1,099,160	$-

Units sold	681,239	-
Units redeemed	(18,407)	-
Net increase (decrease)	662,832	-
Units outstanding, beginning	-	-
Units outstanding, ending	662,832	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$836,184
Cost of units redeemed/account charges	(27,764)
Net investment income (loss)	(7,163)
Net realized gain (loss)	5,877
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	292,026
Net assets	$1,099,160

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	488	$809	1.25%	65.7%	12/31/2020	$1.66	155	$258	1.00%	66.0%	12/31/2020	$1.66	0	$0	0.75%	66.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	19	$32	0.50%	66.7%	12/31/2020	$1.67	0	$0	0.25%	67.0%	12/31/2020	$1.67	0	$0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund Y Class - 06-012
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,713	$462,126	65,187
Receivables: investments sold	553
Payables: investments purchased	-
Net assets	$458,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$458,266	350,831	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$458,266	350,831

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43,867
Mortality & expense charges	(7,995)
Net investment income (loss)	35,872

Gain (loss) on investments:
Net realized gain (loss)	(49,058)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	25,496
Net gain (loss)	(23,562)

Increase (decrease) in net assets from operations	$12,310

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,872	$38,047
Net realized gain (loss)	(49,058)	(10,582)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	25,496	39,761

Increase (decrease) in net assets from operations	12,310	67,226

Contract owner transactions:
Proceeds from units sold	140,276	250,957
Cost of units redeemed	(502,963)	(167,514)
Account charges	(79)	(99)
Increase (decrease)	(362,766)	83,344
Net increase (decrease)	(350,456)	150,570
Net assets, beginning	808,722	658,152
Net assets, ending	$458,266	$808,722

Units sold	119,222	225,516
Units redeemed	(412,286)	(157,492)
Net increase (decrease)	(293,064)	68,024
Units outstanding, beginning	643,895	575,871
Units outstanding, ending	350,831	643,895

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,920,607
Cost of units redeemed/account charges	(4,750,554)
Net investment income (loss)	654,063
Net realized gain (loss)	(402,412)
Realized gain distributions	40,975
Net change in unrealized appreciation (depreciation)	(4,413)
Net assets	$458,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	351	$458	1.25%	4.0%	12/31/2020	$1.33	0	$0	1.00%	4.3%	12/31/2020	$1.36	0	$0	0.75%	4.5%
12/31/2019	1.26	644	809	1.25%	9.9%	12/31/2019	1.28	0	0	1.00%	10.2%	12/31/2019	1.30	0	0	0.75%	10.4%
12/31/2018	1.14	576	658	1.25%	-3.9%	12/31/2018	1.16	0	0	1.00%	-3.7%	12/31/2018	1.17	0	0	0.75%	-3.5%
12/31/2017	1.19	629	749	1.25%	6.7%	12/31/2017	1.20	0	0	1.00%	6.9%	12/31/2017	1.22	0	0	0.75%	7.2%
12/31/2016	1.12	1,689	1,884	1.25%	15.4%	12/31/2016	1.13	0	0	1.00%	15.6%	12/31/2016	1.14	0	0	0.75%	15.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	4.8%	12/31/2020	$1.41	0	$0	0.25%	5.0%	12/31/2020	$1.44	0	$0	0.00%	5.3%
12/31/2019	1.32	0	0	0.50%	10.7%	12/31/2019	1.34	0	0	0.25%	11.0%	12/31/2019	1.36	0	0	0.00%	11.3%
12/31/2018	1.19	0	0	0.50%	-3.2%	12/31/2018	1.21	0	0	0.25%	-3.0%	12/31/2018	1.22	0	0	0.00%	-2.7%
12/31/2017	1.23	0	0	0.50%	7.5%	12/31/2017	1.24	0	0	0.25%	7.8%	12/31/2017	1.26	0	0	0.00%	8.0%
12/31/2016	1.15	0	0	0.50%	16.2%	12/31/2016	1.16	0	0	0.25%	16.5%	12/31/2016	1.17	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.9%
2019	6.3%
2018	6.8%
2017	9.6%
2016	9.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Asset Strategy Fund R Class - 06-007
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,861	$78,411	3,694
Receivables: investments sold	405
Payables: investments purchased	-
Net assets	$87,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,266	64,050	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$87,266	64,050

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,107
Mortality & expense charges	(868)
Net investment income (loss)	239

Gain (loss) on investments:
Net realized gain (loss)	(12)
Realized gain distributions	907
Net change in unrealized appreciation (depreciation)	8,353
Net gain (loss)	9,248

Increase (decrease) in net assets from operations	$9,487

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$239	$320
Net realized gain (loss)	(12)	(22)
Realized gain distributions	907	2,327
Net change in unrealized appreciation (depreciation)	8,353	7,056

Increase (decrease) in net assets from operations	9,487	9,681

Contract owner transactions:
Proceeds from units sold	13,216	10,712
Cost of units redeemed	(768)	(67)
Account charges	(11)	(17)
Increase (decrease)	12,437	10,628
Net increase (decrease)	21,924	20,309
Net assets, beginning	65,342	45,033
Net assets, ending	$87,266	$65,342

Units sold	11,129	9,434
Units redeemed	(638)	(116)
Net increase (decrease)	10,491	9,318
Units outstanding, beginning	53,559	44,241
Units outstanding, ending	64,050	53,559

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$208,668
Cost of units redeemed/account charges	(122,363)
Net investment income (loss)	(1,881)
Net realized gain (loss)	(35,710)
Realized gain distributions	30,102
Net change in unrealized appreciation (depreciation)	8,450
Net assets	$87,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	64	$87	1.25%	11.7%	12/31/2020	$1.39	0	$0	1.00%	12.0%	12/31/2020	$1.41	0	$0	0.75%	12.2%
12/31/2019	1.22	54	65	1.25%	19.9%	12/31/2019	1.24	0	0	1.00%	20.2%	12/31/2019	1.26	0	0	0.75%	20.5%
12/31/2018	1.02	44	45	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.7%	12/31/2018	1.05	0	0	0.75%	-6.5%
12/31/2017	1.09	37	41	1.25%	16.6%	12/31/2017	1.11	0	0	1.00%	16.9%	12/31/2017	1.12	0	0	0.75%	17.2%
12/31/2016	0.94	31	29	1.25%	-7.0%	12/31/2016	0.95	0	0	1.00%	-6.7%	12/31/2016	0.96	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	12.5%	12/31/2020	$1.47	0	$0	0.25%	12.8%	12/31/2020	$1.50	0	$0	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	20.8%	12/31/2019	1.30	0	0	0.25%	21.1%	12/31/2019	1.32	0	0	0.00%	21.4%
12/31/2018	1.06	0	0	0.50%	-6.3%	12/31/2018	1.08	0	0	0.25%	-6.0%	12/31/2018	1.09	0	0	0.00%	-5.8%
12/31/2017	1.13	0	0	0.50%	17.5%	12/31/2017	1.14	0	0	0.25%	17.7%	12/31/2017	1.16	0	0	0.00%	18.0%
12/31/2016	0.96	0	0	0.50%	-6.3%	12/31/2016	0.97	0	0	0.25%	-6.0%	12/31/2016	0.98	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.9%
2018	1.2%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	1.25%	12.1%	12/31/2020	$1.43	0	$0	1.00%	12.3%	12/31/2020	$1.45	0	$0	0.75%	12.6%
12/31/2019	1.25	0	0	1.25%	20.2%	12/31/2019	1.27	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%
12/31/2018	1.04	0	0	1.25%	-6.6%	12/31/2018	1.05	0	0	1.00%	-6.4%	12/31/2018	1.07	0	0	0.75%	-6.2%
12/31/2017	1.11	0	0	1.25%	17.0%	12/31/2017	1.12	0	0	1.00%	17.3%	12/31/2017	1.14	0	0	0.75%	17.6%
12/31/2016	0.95	0	0	1.25%	-6.6%	12/31/2016	0.96	0	0	1.00%	-6.4%	12/31/2016	0.97	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	12.9%	12/31/2020	$1.51	0	$0	0.25%	13.2%	12/31/2020	$1.54	0	$0	0.00%	13.5%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.33	0	0	0.25%	21.4%	12/31/2019	1.35	0	0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.15	0	0	0.50%	17.9%	12/31/2017	1.16	0	0	0.25%	18.2%	12/31/2017	1.18	0	0	0.00%	18.5%
12/31/2016	0.98	0	0	0.50%	-5.9%	12/31/2016	0.98	0	0	0.25%	-5.6%	12/31/2016	0.99	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund Y Class - 06-010
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(260)
Net realized gain (loss)	-	(1,378)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	10,851

Increase (decrease) in net assets from operations	-	9,213

Contract owner transactions:
Proceeds from units sold	-	4,089
Cost of units redeemed	-	(92,690)
Account charges	-	(153)
Increase (decrease)	-	(88,754)
Net increase (decrease)	-	(79,541)
Net assets, beginning	-	79,541
Net assets, ending	$-	$-

Units sold	-	3,016
Units redeemed	-	(66,631)
Net increase (decrease)	-	(63,615)
Units outstanding, beginning	-	63,615
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,204,816
Cost of units redeemed/account charges	(11,817,950)
Net investment income (loss)	(86,665)
Net realized gain (loss)	44,106
Realized gain distributions	655,693
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	1.25%	12.9%	12/31/2020	$1.74	0	$0	1.00%	13.2%	12/31/2020	$1.77	0	$0	0.75%	13.5%
12/31/2019	1.51	0	0	1.25%	20.6%	12/31/2019	1.53	0	0	1.00%	20.9%	12/31/2019	1.56	0	0	0.75%	21.2%
12/31/2018	1.25	64	80	1.25%	-4.5%	12/31/2018	1.27	0	0	1.00%	-4.3%	12/31/2018	1.29	0	0	0.75%	-4.1%
12/31/2017	1.31	654	857	1.25%	10.0%	12/31/2017	1.32	0	0	1.00%	10.3%	12/31/2017	1.34	0	0	0.75%	10.6%
12/31/2016	1.19	1,126	1,341	1.25%	0.7%	12/31/2016	1.20	0	0	1.00%	1.0%	12/31/2016	1.21	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	13.8%	12/31/2020	$1.84	0	$0	0.25%	14.1%	12/31/2020	$1.87	0	$0	0.00%	14.3%
12/31/2019	1.58	0	0	0.50%	21.5%	12/31/2019	1.61	0	0	0.25%	21.8%	12/31/2019	1.64	0	0	0.00%	22.1%
12/31/2018	1.30	0	0	0.50%	-3.8%	12/31/2018	1.32	0	0	0.25%	-3.6%	12/31/2018	1.34	0	0	0.00%	-3.3%
12/31/2017	1.36	0	0	0.50%	10.8%	12/31/2017	1.37	0	0	0.25%	11.1%	12/31/2017	1.39	0	0	0.00%	11.4%
12/31/2016	1.22	0	0	0.50%	1.5%	12/31/2016	1.23	0	0	0.25%	1.8%	12/31/2016	1.24	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	1.0%
2018	0.3%
2017	1.5%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund R Class - 06-009
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,121	$98,049	4,073
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$106,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,150	64,019	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$106,150	64,019

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$782
Mortality & expense charges	(1,101)
Net investment income (loss)	(319)

Gain (loss) on investments:
Net realized gain (loss)	47
Realized gain distributions	5,636
Net change in unrealized appreciation (depreciation)	6,902
Net gain (loss)	12,585

Increase (decrease) in net assets from operations	$12,266

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(319)	$(142)
Net realized gain (loss)	47	(3)
Realized gain distributions	5,636	4,851
Net change in unrealized appreciation (depreciation)	6,902	7,686

Increase (decrease) in net assets from operations	12,266	12,392

Contract owner transactions:
Proceeds from units sold	12,916	14,396
Cost of units redeemed	(1,402)	(218)
Account charges	(46)	(41)
Increase (decrease)	11,468	14,137
Net increase (decrease)	23,734	26,529
Net assets, beginning	82,416	55,887
Net assets, ending	$106,150	$82,416

Units sold	9,055	10,574
Units redeemed	(971)	(212)
Net increase (decrease)	8,084	10,362
Units outstanding, beginning	55,935	45,573
Units outstanding, ending	64,019	55,935

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$628,225
Cost of units redeemed/account charges	(570,403)
Net investment income (loss)	(3,387)
Net realized gain (loss)	6,335
Realized gain distributions	37,308
Net change in unrealized appreciation (depreciation)	8,072
Net assets	$106,150

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	64	$106	1.25%	12.5%	12/31/2020	$1.69	0	$0	1.00%	12.8%	12/31/2020	$1.72	0	$0	0.75%	13.1%
12/31/2019	1.47	56	82	1.25%	20.2%	12/31/2019	1.50	0	0	1.00%	20.5%	12/31/2019	1.52	0	0	0.75%	20.8%
12/31/2018	1.23	46	56	1.25%	-4.9%	12/31/2018	1.24	0	0	1.00%	-4.6%	12/31/2018	1.26	0	0	0.75%	-4.4%
12/31/2017	1.29	46	59	1.25%	9.7%	12/31/2017	1.30	0	0	1.00%	9.9%	12/31/2017	1.32	0	0	0.75%	10.2%
12/31/2016	1.18	254	298	1.25%	0.3%	12/31/2016	1.19	0	0	1.00%	0.6%	12/31/2016	1.20	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	13.4%	12/31/2020	$1.79	0	$0	0.25%	13.7%	12/31/2020	$1.82	0	$0	0.00%	13.9%
12/31/2019	1.55	0	0	0.50%	21.1%	12/31/2019	1.57	0	0	0.25%	21.4%	12/31/2019	1.60	0	0	0.00%	21.7%
12/31/2018	1.28	0	0	0.50%	-4.2%	12/31/2018	1.30	0	0	0.25%	-3.9%	12/31/2018	1.31	0	0	0.00%	-3.7%
12/31/2017	1.33	0	0	0.50%	10.5%	12/31/2017	1.35	0	0	0.25%	10.7%	12/31/2017	1.36	0	0	0.00%	11.0%
12/31/2016	1.21	0	0	0.50%	1.1%	12/31/2016	1.22	0	0	0.25%	1.3%	12/31/2016	1.23	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.1%
2018	1.1%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund R Class - 06-011
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,824	$10,937	1,540
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$10,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,829	8,514	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$10,829	8,514

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,085
Mortality & expense charges	(202)
Net investment income (loss)	883

Gain (loss) on investments:
Net realized gain (loss)	(2,584)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,711
Net gain (loss)	(873)

Increase (decrease) in net assets from operations	$10

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$883	$4,059
Net realized gain (loss)	(2,584)	(3,136)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,711	6,485

Increase (decrease) in net assets from operations	10	7,408

Contract owner transactions:
Proceeds from units sold	2,291	12,402
Cost of units redeemed	(41,022)	(52,719)
Account charges	(10)	(57)
Increase (decrease)	(38,741)	(40,374)
Net increase (decrease)	(38,731)	(32,966)
Net assets, beginning	49,560	82,526
Net assets, ending	$10,829	$49,560

Units sold	2,013	10,350
Units redeemed	(33,868)	(43,580)
Net increase (decrease)	(31,855)	(33,230)
Units outstanding, beginning	40,369	73,599
Units outstanding, ending	8,514	40,369

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$413,792
Cost of units redeemed/account charges	(421,699)
Net investment income (loss)	38,658
Net realized gain (loss)	(24,100)
Realized gain distributions	4,291
Net change in unrealized appreciation (depreciation)	(113)
Net assets	$10,829

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	9	$11	1.25%	3.6%	12/31/2020	$1.30	0	$0	1.00%	3.9%	12/31/2020	$1.32	0	$0	0.75%	4.1%
12/31/2019	1.23	40	50	1.25%	9.5%	12/31/2019	1.25	0	0	1.00%	9.8%	12/31/2019	1.27	0	0	0.75%	10.0%
12/31/2018	1.12	74	83	1.25%	-4.3%	12/31/2018	1.14	0	0	1.00%	-4.0%	12/31/2018	1.15	0	0	0.75%	-3.8%
12/31/2017	1.17	100	117	1.25%	6.3%	12/31/2017	1.18	0	0	1.00%	6.6%	12/31/2017	1.20	0	0	0.75%	6.8%
12/31/2016	1.10	109	120	1.25%	15.0%	12/31/2016	1.11	0	0	1.00%	15.2%	12/31/2016	1.12	0	0	0.75%	15.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	4.4%	12/31/2020	$1.37	0	$0	0.25%	4.6%	12/31/2020	$1.40	0	$0	0.00%	4.9%
12/31/2019	1.29	0	0	0.50%	10.3%	12/31/2019	1.31	0	0	0.25%	10.6%	12/31/2019	1.33	0	0	0.00%	10.9%
12/31/2018	1.17	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.3%	12/31/2018	1.20	0	0	0.00%	-3.1%
12/31/2017	1.21	0	0	0.50%	7.1%	12/31/2017	1.23	0	0	0.25%	7.4%	12/31/2017	1.24	0	0	0.00%	7.6%
12/31/2016	1.13	0	0	0.50%	15.8%	12/31/2016	1.14	0	0	0.25%	16.1%	12/31/2016	1.15	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	7.6%
2018	6.4%
2017	5.0%
2016	7.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Energy Fund R Class - 06-CGP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.40
Band 100	-	-	0.40
Band 75	-	-	0.41
Band 50	-	-	0.41
Band 25	-	-	0.42
Band 0	-	-	0.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	(1,052)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	490
Net gain (loss)	(562)

Increase (decrease) in net assets from operations	$(567)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$(15)
Net realized gain (loss)	(1,052)	(69)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	490	134

Increase (decrease) in net assets from operations	(567)	50

Contract owner transactions:
Proceeds from units sold	-	87
Cost of units redeemed	(551)	(212)
Account charges	-	(3)
Increase (decrease)	(551)	(128)
Net increase (decrease)	(1,118)	(78)
Net assets, beginning	1,118	1,196
Net assets, ending	$-	$1,118

Units sold	5	119
Units redeemed	(1,701)	(284)
Net increase (decrease)	(1,696)	(165)
Units outstanding, beginning	1,696	1,861
Units outstanding, ending	-	1,696

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$321,340
Cost of units redeemed/account charges	(291,446)
Net investment income (loss)	(4,029)
Net realized gain (loss)	(25,865)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.40	0	$0	1.25%	-39.7%	12/31/2020	$0.40	0	$0	1.00%	-39.6%	12/31/2020	$0.41	0	$0	0.75%	-39.4%
12/31/2019	0.66	2	1	1.25%	2.6%	12/31/2019	0.67	0	0	1.00%	2.8%	12/31/2019	0.67	0	0	0.75%	3.1%
12/31/2018	0.64	2	1	1.25%	-35.5%	12/31/2018	0.65	0	0	1.00%	-35.3%	12/31/2018	0.65	0	0	0.75%	-35.2%
12/31/2017	1.00	11	11	1.25%	-14.4%	12/31/2017	1.00	0	0	1.00%	-14.2%	12/31/2017	1.01	0	0	0.75%	-14.0%
12/31/2016	1.16	266	310	1.25%	32.3%	12/31/2016	1.17	0	0	1.00%	32.7%	12/31/2016	1.17	0	0	0.75%	33.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.41	0	$0	0.50%	-39.3%	12/31/2020	$0.42	0	$0	0.25%	-39.1%	12/31/2020	$0.42	0	$0	0.00%	-39.0%
12/31/2019	0.68	0	0	0.50%	3.3%	12/31/2019	0.69	0	0	0.25%	3.6%	12/31/2019	0.69	0	0	0.00%	3.9%
12/31/2018	0.66	0	0	0.50%	-35.0%	12/31/2018	0.66	0	0	0.25%	-34.9%	12/31/2018	0.67	0	0	0.00%	-34.7%
12/31/2017	1.01	0	0	0.50%	-13.7%	12/31/2017	1.02	0	0	0.25%	-13.5%	12/31/2017	1.02	0	0	0.00%	-13.3%
12/31/2016	1.17	0	0	0.50%	33.3%	12/31/2016	1.18	0	0	0.25%	33.7%	12/31/2016	1.18	0	0	0.00%	34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Energy Fund Y Class - 06-CGR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,002	$23,479	5,630
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$28,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,997	71,621	$0.40
Band 100	-	-	0.41
Band 75	-	-	0.42
Band 50	-	-	0.42
Band 25	-	-	0.43
Band 0	-	-	0.43
Total	$28,997	71,621

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$606
Mortality & expense charges	(804)
Net investment income (loss)	(198)

Gain (loss) on investments:
Net realized gain (loss)	(131,674)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	70,325
Net gain (loss)	(61,349)

Increase (decrease) in net assets from operations	$(61,547)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(198)	$(3,340)
Net realized gain (loss)	(131,674)	(168,592)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	70,325	228,392

Increase (decrease) in net assets from operations	(61,547)	56,460

Contract owner transactions:
Proceeds from units sold	32,605	72,189
Cost of units redeemed	(142,988)	(435,489)
Account charges	(24)	(72)
Increase (decrease)	(110,407)	(363,372)
Net increase (decrease)	(171,954)	(306,912)
Net assets, beginning	200,951	507,863
Net assets, ending	$28,997	$200,951

Units sold	102,912	103,722
Units redeemed	(331,682)	(584,969)
Net increase (decrease)	(228,770)	(481,247)
Units outstanding, beginning	300,391	781,638
Units outstanding, ending	71,621	300,391

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,585,066
Cost of units redeemed/account charges	(1,161,310)
Net investment income (loss)	(18,644)
Net realized gain (loss)	(381,638)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,523
Net assets	$28,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.40	72	$29	1.25%	-39.5%	12/31/2020	$0.41	0	$0	1.00%	-39.3%	12/31/2020	$0.42	0	$0	0.75%	-39.2%
12/31/2019	0.67	300	201	1.25%	3.0%	12/31/2019	0.68	0	0	1.00%	3.2%	12/31/2019	0.68	0	0	0.75%	3.5%
12/31/2018	0.65	782	508	1.25%	-35.3%	12/31/2018	0.65	0	0	1.00%	-35.1%	12/31/2018	0.66	0	0	0.75%	-35.0%
12/31/2017	1.00	720	723	1.25%	-14.1%	12/31/2017	1.01	0	0	1.00%	-13.8%	12/31/2017	1.01	0	0	0.75%	-13.6%
12/31/2016	1.17	162	190	1.25%	32.7%	12/31/2016	1.17	0	0	1.00%	33.1%	12/31/2016	1.17	0	0	0.75%	33.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.42	0	$0	0.50%	-39.0%	12/31/2020	$0.43	0	$0	0.25%	-38.9%	12/31/2020	$0.43	0	$0	0.00%	-38.7%
12/31/2019	0.69	0	0	0.50%	3.7%	12/31/2019	0.70	0	0	0.25%	4.0%	12/31/2019	0.70	0	0	0.00%	4.3%
12/31/2018	0.67	0	0	0.50%	-34.8%	12/31/2018	0.67	0	0	0.25%	-34.6%	12/31/2018	0.68	0	0	0.00%	-34.5%
12/31/2017	1.02	0	0	0.50%	-13.4%	12/31/2017	1.03	0	0	0.25%	-13.2%	12/31/2017	1.03	0	0	0.00%	-13.0%
12/31/2016	1.18	0	0	0.50%	33.7%	12/31/2016	1.18	0	0	0.25%	34.1%	12/31/2016	1.18	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.0%
2018	0.0%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund R Class - 06-CGT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.37
Band 100	-	-	2.40
Band 75	-	-	2.43
Band 50	-	-	2.46
Band 25	-	-	2.49
Band 0	-	-	2.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(385)
Net realized gain (loss)	-	2,924
Realized gain distributions	-	4,247
Net change in unrealized appreciation (depreciation)	-	4,137

Increase (decrease) in net assets from operations	-	10,923

Contract owner transactions:
Proceeds from units sold	-	11,924
Cost of units redeemed	-	(40,684)
Account charges	-	-
Increase (decrease)	-	(28,760)
Net increase (decrease)	-	(17,837)
Net assets, beginning	-	17,837
Net assets, ending	$-	$-

Units sold	-	8,117
Units redeemed	-	(23,036)
Net increase (decrease)	-	(14,919)
Units outstanding, beginning	-	14,919
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$71,412
Cost of units redeemed/account charges	(88,706)
Net investment income (loss)	(608)
Net realized gain (loss)	11,054
Realized gain distributions	6,848
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	0	$0	1.25%	33.8%	12/31/2020	$2.40	0	$0	1.00%	34.2%	12/31/2020	$2.43	0	$0	0.75%	34.5%
12/31/2019	1.77	0	0	1.25%	47.8%	12/31/2019	1.79	0	0	1.00%	48.2%	12/31/2019	1.80	0	0	0.75%	48.5%
12/31/2018	1.20	15	18	1.25%	-6.6%	12/31/2018	1.20	0	0	1.00%	-6.4%	12/31/2018	1.21	0	0	0.75%	-6.2%
12/31/2017	1.28	5	6	1.25%	30.7%	12/31/2017	1.29	0	0	1.00%	31.0%	12/31/2017	1.29	0	0	0.75%	31.4%
12/31/2016	0.98	2	2	1.25%	0.1%	12/31/2016	0.98	0	0	1.00%	0.4%	12/31/2016	0.99	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	0	$0	0.50%	34.9%	12/31/2020	$2.49	0	$0	0.25%	35.2%	12/31/2020	$2.52	0	$0	0.00%	35.5%
12/31/2019	1.82	0	0	0.50%	48.9%	12/31/2019	1.84	0	0	0.25%	49.3%	12/31/2019	1.86	0	0	0.00%	49.7%
12/31/2018	1.22	0	0	0.50%	-5.9%	12/31/2018	1.23	0	0	0.25%	-5.7%	12/31/2018	1.24	0	0	0.00%	-5.5%
12/31/2017	1.30	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.0%	12/31/2017	1.31	0	0	0.00%	32.4%
12/31/2016	0.99	0	0	0.50%	0.9%	12/31/2016	0.99	0	0	0.25%	1.1%	12/31/2016	0.99	40	39	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund Y Class - 06-CGV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.41
Band 100	-	-	2.44
Band 75	-	-	2.47
Band 50	-	-	2.50
Band 25	-	-	2.54
Band 0	-	-	2.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(179)
Net realized gain (loss)	-	2,101
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	3,371

Increase (decrease) in net assets from operations	-	5,293

Contract owner transactions:
Proceeds from units sold	-	1,453
Cost of units redeemed	-	(25,741)
Account charges	-	-
Increase (decrease)	-	(24,288)
Net increase (decrease)	-	(18,995)
Net assets, beginning	-	18,995
Net assets, ending	$-	$-

Units sold	-	962
Units redeemed	-	(16,674)
Net increase (decrease)	-	(15,712)
Units outstanding, beginning	-	15,712
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$37,871
Cost of units redeemed/account charges	(42,829)
Net investment income (loss)	(515)
Net realized gain (loss)	2,118
Realized gain distributions	3,355
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	1.25%	34.4%	12/31/2020	$2.44	0	$0	1.00%	34.7%	12/31/2020	$2.47	0	$0	0.75%	35.0%
12/31/2019	1.79	0	0	1.25%	48.3%	12/31/2019	1.81	0	0	1.00%	48.7%	12/31/2019	1.83	0	0	0.75%	49.1%
12/31/2018	1.21	16	19	1.25%	-6.3%	12/31/2018	1.22	0	0	1.00%	-6.1%	12/31/2018	1.23	0	0	0.75%	-5.8%
12/31/2017	1.29	14	18	1.25%	31.2%	12/31/2017	1.30	0	0	1.00%	31.5%	12/31/2017	1.30	0	0	0.75%	31.8%
12/31/2016	0.98	0	0	1.25%	0.5%	12/31/2016	0.99	0	0	1.00%	0.7%	12/31/2016	0.99	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.50	0	$0	0.50%	35.4%	12/31/2020	$2.54	0	$0	0.25%	35.7%	12/31/2020	$2.57	0	$0	0.00%	36.1%
12/31/2019	1.85	0	0	0.50%	49.5%	12/31/2019	1.87	0	0	0.25%	49.8%	12/31/2019	1.89	0	0	0.00%	50.2%
12/31/2018	1.24	0	0	0.50%	-5.6%	12/31/2018	1.25	0	0	0.25%	-5.3%	12/31/2018	1.26	0	0	0.00%	-5.1%
12/31/2017	1.31	0	0	0.50%	32.1%	12/31/2017	1.32	0	0	0.25%	32.5%	12/31/2017	1.32	0	0	0.00%	32.8%
12/31/2016	0.99	0	0	0.50%	1.2%	12/31/2016	0.99	0	0	0.25%	1.5%	12/31/2016	1.00	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund N Class - 06-CXY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	1.25%	13.4%	12/31/2020	$1.46	0	$0	1.00%	13.7%	12/31/2020	$1.47	0	$0	0.75%	13.9%
12/31/2019	1.27	0	0	1.25%	21.1%	12/31/2019	1.28	0	0	1.00%	21.4%	12/31/2019	1.29	0	0	0.75%	21.7%
12/31/2018	1.05	0	0	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	0	0	1.25%	10.5%	12/31/2017	1.10	0	0	1.00%	10.7%	12/31/2017	1.10	0	0	0.75%	11.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	14.2%	12/31/2020	$1.50	0	$0	0.25%	14.5%	12/31/2020	$1.52	0	$0	0.00%	14.8%
12/31/2019	1.30	0	0	0.50%	22.0%	12/31/2019	1.31	0	0	0.25%	22.3%	12/31/2019	1.32	0	0	0.00%	22.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.6%	12/31/2017	1.11	0	0	0.00%	11.9%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund N Class - 06-FNR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,814	$186,998	10,363
Receivables: investments sold	-
Payables: investments purchased	(897)
Net assets	$222,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,917	174,250	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$222,917	174,250

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,958)
Net investment income (loss)	(2,958)

Gain (loss) on investments:
Net realized gain (loss)	(10,338)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,373
Net gain (loss)	(3,965)

Increase (decrease) in net assets from operations	$(6,923)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,958)	$(2,900)
Net realized gain (loss)	(10,338)	(100)
Realized gain distributions	-	2,305
Net change in unrealized appreciation (depreciation)	6,373	30,986

Increase (decrease) in net assets from operations	(6,923)	30,291

Contract owner transactions:
Proceeds from units sold	102,030	295,438
Cost of units redeemed	(201,704)	(276)
Account charges	(819)	(1,317)
Increase (decrease)	(100,493)	293,845
Net increase (decrease)	(107,416)	324,136
Net assets, beginning	330,333	6,197
Net assets, ending	$222,917	$330,333

Units sold	96,302	269,434
Units redeemed	(196,450)	(1,379)
Net increase (decrease)	(100,148)	268,055
Units outstanding, beginning	274,398	6,343
Units outstanding, ending	174,250	274,398

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$405,682
Cost of units redeemed/account charges	(205,772)
Net investment income (loss)	(5,863)
Net realized gain (loss)	(10,438)
Realized gain distributions	2,492
Net change in unrealized appreciation (depreciation)	36,816
Net assets	$222,917

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	174	$223	1.25%	6.3%	12/31/2020	$1.29	0	$0	1.00%	6.5%	12/31/2020	$1.31	0	$0	0.75%	6.8%
12/31/2019	1.20	274	330	1.25%	23.2%	12/31/2019	1.21	0	0	1.00%	23.5%	12/31/2019	1.22	0	0	0.75%	23.8%
12/31/2018	0.98	6	6	1.25%	-11.4%	12/31/2018	0.98	0	0	1.00%	-11.1%	12/31/2018	0.99	0	0	0.75%	-10.9%
12/31/2017	1.10	0	0	1.25%	12.5%	12/31/2017	1.11	0	0	1.00%	12.8%	12/31/2017	1.11	0	0	0.75%	13.1%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	7.1%	12/31/2020	$1.33	0	$0	0.25%	7.3%	12/31/2020	$1.35	0	$0	0.00%	7.6%
12/31/2019	1.23	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.8%
12/31/2018	0.99	0	0	0.50%	-10.7%	12/31/2018	1.00	0	0	0.25%	-10.5%	12/31/2018	1.00	0	0	0.00%	-10.2%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.11	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.9%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund Y Class - 06-FPF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,513	$65,756	3,696
Receivables: investments sold	2,405
Payables: investments purchased	-
Net assets	$75,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,918	60,359	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$75,918	60,359

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(884)
Net investment income (loss)	(884)

Gain (loss) on investments:
Net realized gain (loss)	(1,461)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,372
Net gain (loss)	3,911

Increase (decrease) in net assets from operations	$3,027

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(884)	$(406)
Net realized gain (loss)	(1,461)	3
Realized gain distributions	-	342
Net change in unrealized appreciation (depreciation)	5,372	2,385

Increase (decrease) in net assets from operations	3,027	2,324

Contract owner transactions:
Proceeds from units sold	37,927	52,716
Cost of units redeemed	(20,066)	-
Account charges	(4)	(6)
Increase (decrease)	17,857	52,710
Net increase (decrease)	20,884	55,034
Net assets, beginning	55,034	-
Net assets, ending	$75,918	$55,034

Units sold	33,119	46,304
Units redeemed	(19,059)	(5)
Net increase (decrease)	14,060	46,299
Units outstanding, beginning	46,299	-
Units outstanding, ending	60,359	46,299

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$90,643
Cost of units redeemed/account charges	(20,076)
Net investment income (loss)	(1,290)
Net realized gain (loss)	(1,458)
Realized gain distributions	342
Net change in unrealized appreciation (depreciation)	7,757
Net assets	$75,918

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	60	$76	1.25%	5.8%	12/31/2020	$1.27	0	$0	1.00%	6.1%	12/31/2020	$1.28	0	$0	0.75%	6.3%
12/31/2019	1.19	46	55	1.25%	22.7%	12/31/2019	1.20	0	0	1.00%	23.0%	12/31/2019	1.21	0	0	0.75%	23.3%
12/31/2018	0.97	0	0	1.25%	-11.7%	12/31/2018	0.97	0	0	1.00%	-11.5%	12/31/2018	0.98	0	0	0.75%	-11.3%
12/31/2017	1.10	0	0	1.25%	12.1%	12/31/2017	1.10	0	0	1.00%	12.3%	12/31/2017	1.10	0	0	0.75%	12.6%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	6.6%	12/31/2020	$1.31	0	$0	0.25%	6.9%	12/31/2020	$1.32	0	$0	0.00%	7.1%
12/31/2019	1.22	0	0	0.50%	23.6%	12/31/2019	1.23	0	0	0.25%	23.9%	12/31/2019	1.24	0	0	0.00%	24.2%
12/31/2018	0.98	0	0	0.50%	-11.1%	12/31/2018	0.99	0	0	0.25%	-10.8%	12/31/2018	0.99	0	0	0.00%	-10.6%
12/31/2017	1.11	0	0	0.50%	12.9%	12/31/2017	1.11	0	0	0.25%	13.2%	12/31/2017	1.11	0	0	0.00%	13.5%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund R Class - 06-FPP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$478,635	$420,200	24,121
Receivables: investments sold	-
Payables: investments purchased	(14,771)
Net assets	$463,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,764	356,930	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	21,100	16,167	1.31
Total	$463,864	373,097

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,446)
Net investment income (loss)	(4,446)

Gain (loss) on investments:
Net realized gain (loss)	(8,798)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	50,523
Net gain (loss)	41,725

Increase (decrease) in net assets from operations	$37,279

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,446)	$(931)
Net realized gain (loss)	(8,798)	(1,171)
Realized gain distributions	-	2,045
Net change in unrealized appreciation (depreciation)	50,523	13,922

Increase (decrease) in net assets from operations	37,279	13,865

Contract owner transactions:
Proceeds from units sold	204,060	308,794
Cost of units redeemed	(91,015)	(33,582)
Account charges	(159)	(12)
Increase (decrease)	112,886	275,200
Net increase (decrease)	150,165	289,065
Net assets, beginning	313,699	24,634
Net assets, ending	$463,864	$313,699

Units sold	193,802	270,057
Units redeemed	(86,807)	(29,570)
Net increase (decrease)	106,995	240,487
Units outstanding, beginning	266,102	25,615
Units outstanding, ending	373,097	266,102

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$540,873
Cost of units redeemed/account charges	(125,313)
Net investment income (loss)	(5,635)
Net realized gain (loss)	(9,915)
Realized gain distributions	5,419
Net change in unrealized appreciation (depreciation)	58,435
Net assets	$463,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	357	$443	1.25%	5.4%	12/31/2020	$1.25	0	$0	1.00%	5.7%	12/31/2020	$1.27	0	$0	0.75%	6.0%
12/31/2019	1.18	252	296	1.25%	22.3%	12/31/2019	1.19	0	0	1.00%	22.6%	12/31/2019	1.19	0	0	0.75%	22.9%
12/31/2018	0.96	26	25	1.25%	-12.0%	12/31/2018	0.97	0	0	1.00%	-11.8%	12/31/2018	0.97	0	0	0.75%	-11.6%
12/31/2017	1.09	1	1	1.25%	11.6%	12/31/2017	1.10	0	0	1.00%	11.9%	12/31/2017	1.10	0	0	0.75%	12.2%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	6.2%	12/31/2020	$1.29	0	$0	0.25%	6.5%	12/31/2020	$1.31	16	$21	0.00%	6.8%
12/31/2019	1.20	0	0	0.50%	23.2%	12/31/2019	1.21	0	0	0.25%	23.6%	12/31/2019	1.22	14	18	0.00%	23.9%
12/31/2018	0.98	0	0	0.50%	-11.4%	12/31/2018	0.98	0	0	0.25%	-11.1%	12/31/2018	0.99	0	0	0.00%	-10.9%
12/31/2017	1.10	0	0	0.50%	12.5%	12/31/2017	1.10	0	0	0.25%	12.8%	12/31/2017	1.11	0	0	0.00%	13.0%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund N Class - 06-GMF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,140
Mortality & expense charges	(362)
Net investment income (loss)	1,778

Gain (loss) on investments:
Net realized gain (loss)	(9,039)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(8)
Net gain (loss)	(9,047)

Increase (decrease) in net assets from operations	$(7,269)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,778	$3,202
Net realized gain (loss)	(9,039)	3
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(8)	8

Increase (decrease) in net assets from operations	(7,269)	3,213

Contract owner transactions:
Proceeds from units sold	1,483	63,538
Cost of units redeemed	(60,531)	-
Account charges	(115)	(319)
Increase (decrease)	(59,163)	63,219
Net increase (decrease)	(66,432)	66,432
Net assets, beginning	66,432	-
Net assets, ending	$-	$66,432

Units sold	1,499	62,348
Units redeemed	(63,543)	(304)
Net increase (decrease)	(62,044)	62,044
Units outstanding, beginning	62,044	-
Units outstanding, ending	-	62,044

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,021
Cost of units redeemed/account charges	(60,965)
Net investment income (loss)	4,980
Net realized gain (loss)	(9,036)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	4.4%	12/31/2020	$1.13	0	$0	1.00%	4.7%	12/31/2020	$1.13	0	$0	0.75%	4.9%
12/31/2019	1.07	62	66	1.25%	10.3%	12/31/2019	1.08	0	0	1.00%	10.6%	12/31/2019	1.08	0	0	0.75%	10.9%
12/31/2018	0.97	0	0	1.25%	-3.6%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.98	0	0	0.75%	-3.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.2%	12/31/2020	$1.15	0	$0	0.25%	5.4%	12/31/2020	$1.16	0	$0	0.00%	5.7%
12/31/2019	1.09	0	0	0.50%	11.1%	12/31/2019	1.09	0	0	0.25%	11.4%	12/31/2019	1.10	0	0	0.00%	11.7%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.98	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.4%
2019	11.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	0	$0	1.25%	34.8%	12/31/2020	$1.90	0	$0	1.00%	35.2%	12/31/2020	$1.91	0	$0	0.75%	35.5%
12/31/2019	1.40	0	0	1.25%	48.9%	12/31/2019	1.40	0	0	1.00%	49.3%	12/31/2019	1.41	0	0	0.75%	49.6%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.3%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	0	$0	0.50%	35.8%	12/31/2020	$1.94	0	$0	0.25%	36.2%	12/31/2020	$1.96	0	$0	0.00%	36.5%
12/31/2019	1.42	0	0	0.50%	50.0%	12/31/2019	1.43	0	0	0.25%	50.4%	12/31/2019	1.43	0	0	0.00%	50.8%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.95	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.3%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Emerging Markets Equity Fund N Class - 06-3XY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	1.25%	33.9%	12/31/2020	$1.55	0	$0	1.00%	34.3%	12/31/2020	$1.55	0	$0	0.75%	34.6%
12/31/2019	1.15	0	0	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	34.9%	12/31/2020	$1.56	0	$0	0.25%	35.3%	12/31/2020	$1.57	0	$0	0.00%	35.6%
12/31/2019	1.15	0	0	0.50%	15.4%	12/31/2019	1.16	0	0	0.25%	15.6%	12/31/2019	1.16	0	0	0.00%	15.8%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Mid Cap Growth Fund N Class - 06-3VY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	1.25%	47.1%	12/31/2020	$1.66	0	$0	1.00%	47.5%	12/31/2020	$1.67	0	$0	0.75%	47.9%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.4%	12/31/2019	1.13	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	48.2%	12/31/2020	$1.68	0	$0	0.25%	48.6%	12/31/2020	$1.69	0	$0	0.00%	49.0%
12/31/2019	1.13	0	0	0.50%	12.8%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Portfolio Service Class - 06-611
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,633,909	$46,892,061	1,338,624
Receivables: investments sold	76,664
Payables: investments purchased	-
Net assets	$61,710,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,710,573	26,758,552	$2.31
Band 100	-	-	2.37
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.55
Band 0	-	-	2.62
Total	$61,710,573	26,758,552

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,154,972
Mortality & expense charges	(696,945)
Net investment income (loss)	458,027

Gain (loss) on investments:
Net realized gain (loss)	1,444,870
Realized gain distributions	509,869
Net change in unrealized appreciation (depreciation)	4,291,692
Net gain (loss)	6,246,431

Increase (decrease) in net assets from operations	$6,704,458

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$458,027	$209,274
Net realized gain (loss)	1,444,870	939,648
Realized gain distributions	509,869	1,356,325
Net change in unrealized appreciation (depreciation)	4,291,692	7,348,495

Increase (decrease) in net assets from operations	6,704,458	9,853,742

Contract owner transactions:
Proceeds from units sold	8,926,110	6,657,007
Cost of units redeemed	(9,264,669)	(9,238,228)
Account charges	(12,731)	(14,214)
Increase (decrease)	(351,290)	(2,595,435)
Net increase (decrease)	6,353,168	7,258,307
Net assets, beginning	55,357,405	48,099,098
Net assets, ending	$61,710,573	$55,357,405

Units sold	4,333,845	3,608,054
Units redeemed	(4,606,569)	(4,938,216)
Net increase (decrease)	(272,724)	(1,330,162)
Units outstanding, beginning	27,031,276	28,361,438
Units outstanding, ending	26,758,552	27,031,276

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$88,885,663
Cost of units redeemed/account charges	(51,745,696)
Net investment income (loss)	1,462,690
Net realized gain (loss)	4,641,804
Realized gain distributions	3,724,264
Net change in unrealized appreciation (depreciation)	14,741,848
Net assets	$61,710,573

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	26,759	$61,711	1.25%	12.6%	12/31/2020	$2.37	0	$0	1.00%	12.9%	12/31/2020	$2.43	0	$0	0.75%	13.2%
12/31/2019	2.05	27,031	55,357	1.25%	20.8%	12/31/2019	2.10	0	0	1.00%	21.1%	12/31/2019	2.14	0	0	0.75%	21.4%
12/31/2018	1.70	28,361	48,099	1.25%	-0.8%	12/31/2018	1.73	0	0	1.00%	-0.6%	12/31/2018	1.77	0	0	0.75%	-0.3%
12/31/2017	1.71	31,120	53,216	1.25%	16.7%	12/31/2017	1.74	0	0	1.00%	17.0%	12/31/2017	1.77	0	0	0.75%	17.3%
12/31/2016	1.47	38,334	56,185	1.25%	3.0%	12/31/2016	1.49	0	0	1.00%	3.3%	12/31/2016	1.51	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	0	$0	0.50%	13.5%	12/31/2020	$2.55	0	$0	0.25%	13.7%	12/31/2020	$2.62	0	$0	0.00%	14.0%
12/31/2019	2.19	0	0	0.50%	21.7%	12/31/2019	2.24	0	0	0.25%	22.0%	12/31/2019	2.30	0	0	0.00%	22.3%
12/31/2018	1.80	0	0	0.50%	-0.1%	12/31/2018	1.84	0	0	0.25%	0.2%	12/31/2018	1.88	0	0	0.00%	0.4%
12/31/2017	1.80	0	0	0.50%	17.5%	12/31/2017	1.84	0	0	0.25%	17.8%	12/31/2017	1.87	0	0	0.00%	18.1%
12/31/2016	1.54	0	0	0.50%	3.8%	12/31/2016	1.56	0	0	0.25%	4.1%	12/31/2016	1.58	243	384	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.7%
2018	1.8%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,435,070	$8,873,656	742,073
Receivables: investments sold	26,372
Payables: investments purchased	-
Net assets	$9,461,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,461,442	3,284,152	$2.88
Band 100	-	-	3.01
Band 75	-	-	3.14
Band 50	-	-	3.28
Band 25	-	-	3.42
Band 0	-	-	3.88
Total	$9,461,442	3,284,152

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$282,320
Mortality & expense charges	(123,739)
Net investment income (loss)	158,581

Gain (loss) on investments:
Net realized gain (loss)	189,572
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	553,633
Net gain (loss)	743,205

Increase (decrease) in net assets from operations	$901,786

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$158,581	$535,548
Net realized gain (loss)	189,572	(325,421)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	553,633	1,852,348

Increase (decrease) in net assets from operations	901,786	2,062,475

Contract owner transactions:
Proceeds from units sold	2,422,411	3,374,693
Cost of units redeemed	(6,578,093)	(20,077,798)
Account charges	(3,748)	(8,934)
Increase (decrease)	(4,159,430)	(16,712,039)
Net increase (decrease)	(3,257,644)	(14,649,564)
Net assets, beginning	12,719,086	27,368,650
Net assets, ending	$9,461,442	$12,719,086

Units sold	903,580	1,331,393
Units redeemed	(2,246,499)	(7,717,964)
Net increase (decrease)	(1,342,919)	(6,386,571)
Units outstanding, beginning	4,627,071	11,013,642
Units outstanding, ending	3,284,152	4,627,071

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$163,024,111
Cost of units redeemed/account charges	(170,311,824)
Net investment income (loss)	14,000,222
Net realized gain (loss)	(1,331,804)
Realized gain distributions	3,519,323
Net change in unrealized appreciation (depreciation)	561,414
Net assets	$9,461,442

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.88	3,284	$9,461	1.25%	9.1%	12/31/2020	$3.01	0	$0	1.00%	9.4%	12/31/2020	$3.14	0	$0	0.75%	9.7%
12/31/2019	2.64	4,052	10,699	1.25%	8.2%	12/31/2019	2.75	0	0	1.00%	8.5%	12/31/2019	2.86	0	0	0.75%	8.8%
12/31/2018	2.44	10,368	25,298	1.25%	-2.2%	12/31/2018	2.53	0	0	1.00%	-2.0%	12/31/2018	2.63	0	0	0.75%	-1.7%
12/31/2017	2.50	15,581	38,889	1.25%	2.3%	12/31/2017	2.59	0	0	1.00%	2.6%	12/31/2017	2.68	0	0	0.75%	2.8%
12/31/2016	2.44	16,795	40,961	1.25%	1.2%	12/31/2016	2.52	0	0	1.00%	1.4%	12/31/2016	2.61	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.28	0	$0	0.50%	9.9%	12/31/2020	$3.42	0	$0	0.25%	10.2%	12/31/2020	$3.88	0	$0	0.00%	10.5%
12/31/2019	2.98	0	0	0.50%	9.0%	12/31/2019	3.11	0	0	0.25%	9.3%	12/31/2019	3.51	575	2,020	0.00%	9.6%
12/31/2018	2.74	0	0	0.50%	-1.5%	12/31/2018	2.84	0	0	0.25%	-1.3%	12/31/2018	3.21	646	2,071	0.00%	-1.0%
12/31/2017	2.78	0	0	0.50%	3.1%	12/31/2017	2.88	0	0	0.25%	3.4%	12/31/2017	3.24	662	2,142	0.00%	3.6%
12/31/2016	2.69	0	0	0.50%	2.0%	12/31/2016	2.78	0	0	0.25%	2.2%	12/31/2016	3.13	614	1,918	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	4.0%
2018	3.0%
2017	3.0%
2016	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Research Portfolio Institutional Class - 06-600
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,719,876	$7,238,366	215,658
Receivables: investments sold	305
Payables: investments purchased	-
Net assets	$13,720,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,720,181	3,778,361	$3.63
Band 100	-	-	3.79
Band 75	-	-	3.96
Band 50	-	-	4.13
Band 25	-	-	4.32
Band 0	-	-	4.89
Total	$13,720,181	3,778,361

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$97,054
Mortality & expense charges	(149,252)
Net investment income (loss)	(52,198)

Gain (loss) on investments:
Net realized gain (loss)	534,543
Realized gain distributions	622,424
Net change in unrealized appreciation (depreciation)	1,017,087
Net gain (loss)	2,174,054

Increase (decrease) in net assets from operations	$2,121,856

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(52,198)	$(31,214)
Net realized gain (loss)	534,543	734,330
Realized gain distributions	622,424	733,240
Net change in unrealized appreciation (depreciation)	1,017,087	1,458,407

Increase (decrease) in net assets from operations	2,121,856	2,894,763

Contract owner transactions:
Proceeds from units sold	385,668	371,055
Cost of units redeemed	(1,310,104)	(1,776,753)
Account charges	(2,756)	(3,367)
Increase (decrease)	(927,192)	(1,409,065)
Net increase (decrease)	1,194,664	1,485,698
Net assets, beginning	12,525,517	11,039,819
Net assets, ending	$13,720,181	$12,525,517

Units sold	162,688	165,943
Units redeemed	(474,221)	(669,990)
Net increase (decrease)	(311,533)	(504,047)
Units outstanding, beginning	4,089,894	4,593,941
Units outstanding, ending	3,778,361	4,089,894

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$260,497,904
Cost of units redeemed/account charges	(247,762,954)
Net investment income (loss)	2,885,175
Net realized gain (loss)	(9,946,194)
Realized gain distributions	1,564,740
Net change in unrealized appreciation (depreciation)	6,481,510
Net assets	$13,720,181

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.63	3,778	$13,720	1.25%	18.6%	12/31/2020	$3.79	0	$0	1.00%	18.9%	12/31/2020	$3.96	0	$0	0.75%	19.2%
12/31/2019	3.06	4,090	12,526	1.25%	27.4%	12/31/2019	3.19	0	0	1.00%	27.8%	12/31/2019	3.32	0	0	0.75%	28.1%
12/31/2018	2.40	4,594	11,040	1.25%	-8.0%	12/31/2018	2.50	0	0	1.00%	-7.8%	12/31/2018	2.59	0	0	0.75%	-7.6%
12/31/2017	2.61	4,876	12,740	1.25%	25.5%	12/31/2017	2.71	0	0	1.00%	25.8%	12/31/2017	2.81	0	0	0.75%	26.1%
12/31/2016	2.08	5,530	11,517	1.25%	0.8%	12/31/2016	2.15	0	0	1.00%	1.1%	12/31/2016	2.23	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.13	0	$0	0.50%	19.5%	12/31/2020	$4.32	0	$0	0.25%	19.8%	12/31/2020	$4.89	0	$0	0.00%	20.1%
12/31/2019	3.46	0	0	0.50%	28.4%	12/31/2019	3.60	0	0	0.25%	28.7%	12/31/2019	4.07	0	0	0.00%	29.0%
12/31/2018	2.69	0	0	0.50%	-7.3%	12/31/2018	2.80	0	0	0.25%	-7.1%	12/31/2018	3.16	0	0	0.00%	-6.9%
12/31/2017	2.91	0	0	0.50%	26.4%	12/31/2017	3.01	0	0	0.25%	26.7%	12/31/2017	3.39	0	0	0.00%	27.0%
12/31/2016	2.30	0	0	0.50%	1.6%	12/31/2016	2.38	0	0	0.25%	1.8%	12/31/2016	2.67	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	1.2%
2017	0.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,164	$14,535	918
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$14,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,166	6,532	$2.17
Band 100	-	-	2.25
Band 75	-	-	2.33
Band 50	-	-	2.41
Band 25	-	-	2.50
Band 0	-	-	2.59
Total	$14,166	6,532

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$133
Mortality & expense charges	(153)
Net investment income (loss)	(20)

Gain (loss) on investments:
Net realized gain (loss)	(21)
Realized gain distributions	245
Net change in unrealized appreciation (depreciation)	(480)
Net gain (loss)	(256)

Increase (decrease) in net assets from operations	$(276)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20)	$41
Net realized gain (loss)	(21)	(2,113)
Realized gain distributions	245	2,040
Net change in unrealized appreciation (depreciation)	(480)	5,477

Increase (decrease) in net assets from operations	(276)	5,445

Contract owner transactions:
Proceeds from units sold	472	1,043
Cost of units redeemed	-	(18,120)
Account charges	(3)	(4)
Increase (decrease)	469	(17,081)
Net increase (decrease)	193	(11,636)
Net assets, beginning	13,973	25,609
Net assets, ending	$14,166	$13,973

Units sold	247	522
Units redeemed	(1)	(9,032)
Net increase (decrease)	246	(8,510)
Units outstanding, beginning	6,286	14,796
Units outstanding, ending	6,532	6,286

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,472,156
Cost of units redeemed/account charges	(7,237,871)
Net investment income (loss)	(40,263)
Net realized gain (loss)	610,623
Realized gain distributions	209,892
Net change in unrealized appreciation (depreciation)	(371)
Net assets	$14,166

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	7	$14	1.25%	-2.4%	12/31/2020	$2.25	0	$0	1.00%	-2.2%	12/31/2020	$2.33	0	$0	0.75%	-2.0%
12/31/2019	2.22	6	14	1.25%	28.4%	12/31/2019	2.30	0	0	1.00%	28.8%	12/31/2019	2.37	0	0	0.75%	29.1%
12/31/2018	1.73	15	26	1.25%	-14.9%	12/31/2018	1.78	0	0	1.00%	-14.7%	12/31/2018	1.84	0	0	0.75%	-14.5%
12/31/2017	2.03	14	29	1.25%	12.2%	12/31/2017	2.09	0	0	1.00%	12.5%	12/31/2017	2.15	0	0	0.75%	12.8%
12/31/2016	1.81	43	78	1.25%	17.3%	12/31/2016	1.86	0	0	1.00%	17.6%	12/31/2016	1.91	0	0	0.75%	17.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	0.50%	-1.7%	12/31/2020	$2.50	0	$0	0.25%	-1.5%	12/31/2020	$2.59	0	$0	0.00%	-1.2%
12/31/2019	2.45	0	0	0.50%	29.4%	12/31/2019	2.54	0	0	0.25%	29.7%	12/31/2019	2.62	0	0	0.00%	30.0%
12/31/2018	1.90	0	0	0.50%	-14.3%	12/31/2018	1.96	0	0	0.25%	-14.0%	12/31/2018	2.02	0	0	0.00%	-13.8%
12/31/2017	2.21	0	0	0.50%	13.1%	12/31/2017	2.27	0	0	0.25%	13.3%	12/31/2017	2.34	0	0	0.00%	13.6%
12/31/2016	1.96	0	0	0.50%	18.2%	12/31/2016	2.01	0	0	0.25%	18.5%	12/31/2016	2.06	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.6%
2018	1.0%
2017	0.4%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Fund R Class - 06-612
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,375,447	$9,531,024	304,275
Receivables: investments sold	-
Payables: investments purchased	(9,702)
Net assets	$12,365,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,921,477	3,150,160	$2.20
Band 100	2,711,276	1,202,988	2.25
Band 75	-	-	2.31
Band 50	2,638,761	1,112,735	2.37
Band 25	-	-	2.43
Band 0	94,231	37,765	2.50
Total	$12,365,745	5,503,648

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$121,562
Mortality & expense charges	(125,845)
Net investment income (loss)	(4,283)

Gain (loss) on investments:
Net realized gain (loss)	590,351
Realized gain distributions	133,987
Net change in unrealized appreciation (depreciation)	620,367
Net gain (loss)	1,344,705

Increase (decrease) in net assets from operations	$1,340,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,283)	$76,390
Net realized gain (loss)	590,351	366,547
Realized gain distributions	133,987	113,355
Net change in unrealized appreciation (depreciation)	620,367	2,083,727

Increase (decrease) in net assets from operations	1,340,422	2,640,019

Contract owner transactions:
Proceeds from units sold	1,024,852	1,911,296
Cost of units redeemed	(3,917,598)	(4,526,983)
Account charges	(4,397)	(5,310)
Increase (decrease)	(2,897,143)	(2,620,997)
Net increase (decrease)	(1,556,721)	19,022
Net assets, beginning	13,922,466	13,903,444
Net assets, ending	$12,365,745	$13,922,466

Units sold	520,269	1,155,333
Units redeemed	(1,980,400)	(2,585,397)
Net increase (decrease)	(1,460,131)	(1,430,064)
Units outstanding, beginning	6,963,779	8,393,843
Units outstanding, ending	5,503,648	6,963,779

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,139,979
Cost of units redeemed/account charges	(26,149,041)
Net investment income (loss)	264,628
Net realized gain (loss)	2,196,306
Realized gain distributions	2,069,450
Net change in unrealized appreciation (depreciation)	2,844,423
Net assets	$12,365,745

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	3,150	$6,921	1.25%	12.2%	12/31/2020	$2.25	1,203	$2,711	1.00%	12.5%	12/31/2020	$2.31	0	$0	0.75%	12.8%
12/31/2019	1.96	4,148	8,120	1.25%	20.2%	12/31/2019	2.00	1,315	2,634	1.00%	20.5%	12/31/2019	2.05	0	0	0.75%	20.8%
12/31/2018	1.63	5,227	8,511	1.25%	-1.2%	12/31/2018	1.66	1,503	2,498	1.00%	-1.0%	12/31/2018	1.70	0	0	0.75%	-0.7%
12/31/2017	1.65	9,437	15,556	1.25%	16.3%	12/31/2017	1.68	1,779	2,985	1.00%	16.6%	12/31/2017	1.71	0	0	0.75%	16.9%
12/31/2016	1.42	11,562	16,383	1.25%	2.6%	12/31/2016	1.44	2,058	2,962	1.00%	2.9%	12/31/2016	1.46	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	1,113	$2,639	0.50%	13.1%	12/31/2020	$2.43	0	$0	0.25%	13.4%	12/31/2020	$2.50	38	$94	0.00%	13.6%
12/31/2019	2.10	1,290	2,706	0.50%	21.1%	12/31/2019	2.15	0	0	0.25%	21.4%	12/31/2019	2.20	210	462	0.00%	21.7%
12/31/2018	1.73	1,468	2,541	0.50%	-0.5%	12/31/2018	1.77	0	0	0.25%	-0.2%	12/31/2018	1.80	196	353	0.00%	0.0%
12/31/2017	1.74	1,543	2,684	0.50%	17.2%	12/31/2017	1.77	0	0	0.25%	17.5%	12/31/2017	1.80	180	324	0.00%	17.8%
12/31/2016	1.48	1,621	2,406	0.50%	3.4%	12/31/2016	1.51	0	0	0.25%	3.6%	12/31/2016	1.53	230	352	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.6%
2018	1.0%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Forty Fund R Class - 06-154
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,583,111	$2,777,700	85,542
Receivables: investments sold	-
Payables: investments purchased	(9,986)
Net assets	$3,573,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,834,530	541,038	$5.24
Band 100	738,595	135,580	5.45
Band 75	-	-	5.66
Band 50	-	-	5.89
Band 25	-	-	6.12
Band 0	-	-	6.37
Total	$3,573,125	676,618

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,501
Mortality & expense charges	(37,249)
Net investment income (loss)	(30,748)

Gain (loss) on investments:
Net realized gain (loss)	237,271
Realized gain distributions	296,413
Net change in unrealized appreciation (depreciation)	479,618
Net gain (loss)	1,013,302

Increase (decrease) in net assets from operations	$982,554

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,748)	$(32,719)
Net realized gain (loss)	237,271	49,339
Realized gain distributions	296,413	216,295
Net change in unrealized appreciation (depreciation)	479,618	616,563

Increase (decrease) in net assets from operations	982,554	849,478

Contract owner transactions:
Proceeds from units sold	680,289	289,420
Cost of units redeemed	(1,144,869)	(754,695)
Account charges	(319)	(471)
Increase (decrease)	(464,899)	(465,746)
Net increase (decrease)	517,655	383,732
Net assets, beginning	3,055,470	2,671,738
Net assets, ending	$3,573,125	$3,055,470

Units sold	151,851	90,334
Units redeemed	(263,690)	(227,834)
Net increase (decrease)	(111,839)	(137,500)
Units outstanding, beginning	788,457	925,957
Units outstanding, ending	676,618	788,457

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,202,601
Cost of units redeemed/account charges	(11,935,066)
Net investment income (loss)	(318,434)
Net realized gain (loss)	328,088
Realized gain distributions	3,490,525
Net change in unrealized appreciation (depreciation)	805,411
Net assets	$3,573,125

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.24	541	$2,835	1.25%	36.5%	12/31/2020	$5.45	136	$739	1.00%	36.9%	12/31/2020	$5.66	0	$0	0.75%	37.2%
12/31/2019	3.84	576	2,210	1.25%	34.2%	12/31/2019	3.98	212	846	1.00%	34.6%	12/31/2019	4.13	0	0	0.75%	34.9%
12/31/2018	2.86	672	1,922	1.25%	-0.5%	12/31/2018	2.96	254	750	1.00%	-0.2%	12/31/2018	3.06	0	0	0.75%	0.0%
12/31/2017	2.87	721	2,070	1.25%	27.1%	12/31/2017	2.96	302	896	1.00%	27.5%	12/31/2017	3.06	0	0	0.75%	27.8%
12/31/2016	2.26	766	1,731	1.25%	0.4%	12/31/2016	2.33	363	844	1.00%	0.7%	12/31/2016	2.39	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.89	0	$0	0.50%	37.6%	12/31/2020	$6.12	0	$0	0.25%	37.9%	12/31/2020	$6.37	0	$0	0.00%	38.3%
12/31/2019	4.28	0	0	0.50%	35.2%	12/31/2019	4.44	0	0	0.25%	35.6%	12/31/2019	4.61	0	0	0.00%	35.9%
12/31/2018	3.17	0	0	0.50%	0.3%	12/31/2018	3.28	0	0	0.25%	0.5%	12/31/2018	3.39	0	0	0.00%	0.8%
12/31/2017	3.16	0	0	0.50%	28.1%	12/31/2017	3.26	0	0	0.25%	28.4%	12/31/2017	3.36	0	0	0.00%	28.7%
12/31/2016	2.46	0	0	0.50%	1.2%	12/31/2016	2.54	0	0	0.25%	1.4%	12/31/2016	2.61	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.1%
2018	0.0%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Forty Fund A Class - 06-603
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,398,861	$5,270,636	132,586
Receivables: investments sold	2,426
Payables: investments purchased	-
Net assets	$6,401,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,401,287	1,414,015	$4.53
Band 100	-	-	4.65
Band 75	-	-	4.77
Band 50	-	-	4.90
Band 25	-	-	5.03
Band 0	-	-	5.17
Total	$6,401,287	1,414,015

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,143
Mortality & expense charges	(64,205)
Net investment income (loss)	(54,062)

Gain (loss) on investments:
Net realized gain (loss)	73,748
Realized gain distributions	462,460
Net change in unrealized appreciation (depreciation)	1,198,531
Net gain (loss)	1,734,739

Increase (decrease) in net assets from operations	$1,680,677

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(54,062)	$(1,804)
Net realized gain (loss)	73,748	2,073
Realized gain distributions	462,460	236,495
Net change in unrealized appreciation (depreciation)	1,198,531	(63,964)

Increase (decrease) in net assets from operations	1,680,677	172,800

Contract owner transactions:
Proceeds from units sold	2,232,711	3,515,293
Cost of units redeemed	(1,288,906)	(14,053)
Account charges	(4,500)	(32)
Increase (decrease)	939,305	3,501,208
Net increase (decrease)	2,619,982	3,674,008
Net assets, beginning	3,781,305	107,297
Net assets, ending	$6,401,287	$3,781,305

Units sold	614,322	1,105,781
Units redeemed	(345,392)	(4,484)
Net increase (decrease)	268,930	1,101,297
Units outstanding, beginning	1,145,085	43,788
Units outstanding, ending	1,414,015	1,145,085

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,773,957
Cost of units redeemed/account charges	(2,324,572)
Net investment income (loss)	(65,168)
Net realized gain (loss)	129,450
Realized gain distributions	759,395
Net change in unrealized appreciation (depreciation)	1,128,225
Net assets	$6,401,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.53	1,414	$6,401	1.25%	37.1%	12/31/2020	$4.65	0	$0	1.00%	37.4%	12/31/2020	$4.77	0	$0	0.75%	37.8%
12/31/2019	3.30	1,145	3,781	1.25%	34.8%	12/31/2019	3.38	0	0	1.00%	35.1%	12/31/2019	3.46	0	0	0.75%	35.4%
12/31/2018	2.45	44	107	1.25%	-0.1%	12/31/2018	2.50	0	0	1.00%	0.2%	12/31/2018	2.56	0	0	0.75%	0.4%
12/31/2017	2.45	27	67	1.25%	27.6%	12/31/2017	2.50	0	0	1.00%	27.9%	12/31/2017	2.55	0	0	0.75%	28.2%
12/31/2016	1.92	20	39	1.25%	0.8%	12/31/2016	1.95	0	0	1.00%	1.0%	12/31/2016	1.99	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.90	0	$0	0.50%	38.1%	12/31/2020	$5.03	0	$0	0.25%	38.5%	12/31/2020	$5.17	0	$0	0.00%	38.8%
12/31/2019	3.55	0	0	0.50%	35.8%	12/31/2019	3.63	0	0	0.25%	36.1%	12/31/2019	3.72	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	0.7%	12/31/2018	2.67	0	0	0.25%	0.9%	12/31/2018	2.73	0	0	0.00%	1.2%
12/31/2017	2.60	0	0	0.50%	28.6%	12/31/2017	2.65	0	0	0.25%	28.9%	12/31/2017	2.70	0	0	0.00%	29.2%
12/31/2016	2.02	0	0	0.50%	1.5%	12/31/2016	2.05	0	0	0.25%	1.8%	12/31/2016	2.09	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.2%
2018	0.0%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Growth and Income Fund R Class - 06-156
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$855,801	$585,041	13,368
Receivables: investments sold	-
Payables: investments purchased	(58)
Net assets	$855,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$210,157	75,781	$2.77
Band 100	131,854	45,725	2.88
Band 75	-	-	3.00
Band 50	513,732	164,776	3.12
Band 25	-	-	3.24
Band 0	-	-	3.37
Total	$855,743	286,282

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,450
Mortality & expense charges	(6,198)
Net investment income (loss)	1,252

Gain (loss) on investments:
Net realized gain (loss)	29,973
Realized gain distributions	24,708
Net change in unrealized appreciation (depreciation)	9,365
Net gain (loss)	64,046

Increase (decrease) in net assets from operations	$65,298

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,252	$4,709
Net realized gain (loss)	29,973	80,978
Realized gain distributions	24,708	17,471
Net change in unrealized appreciation (depreciation)	9,365	102,024

Increase (decrease) in net assets from operations	65,298	205,182

Contract owner transactions:
Proceeds from units sold	13,301	30,537
Cost of units redeemed	(111,615)	(309,757)
Account charges	(291)	(253)
Increase (decrease)	(98,605)	(279,473)
Net increase (decrease)	(33,307)	(74,291)
Net assets, beginning	889,050	963,341
Net assets, ending	$855,743	$889,050

Units sold	6,783	13,032
Units redeemed	(44,652)	(128,420)
Net increase (decrease)	(37,869)	(115,388)
Units outstanding, beginning	324,151	439,539
Units outstanding, ending	286,282	324,151

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,343,945
Cost of units redeemed/account charges	(2,494,020)
Net investment income (loss)	59,030
Net realized gain (loss)	264,969
Realized gain distributions	411,059
Net change in unrealized appreciation (depreciation)	270,760
Net assets	$855,743

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.77	76	$210	1.25%	8.2%	12/31/2020	$2.88	46	$132	1.00%	8.5%	12/31/2020	$3.00	0	$0	0.75%	8.8%
12/31/2019	2.56	95	244	1.25%	24.5%	12/31/2019	2.66	46	122	1.00%	24.9%	12/31/2019	2.76	0	0	0.75%	25.2%
12/31/2018	2.06	113	233	1.25%	-3.8%	12/31/2018	2.13	86	183	1.00%	-3.6%	12/31/2018	2.20	0	0	0.75%	-3.3%
12/31/2017	2.14	99	212	1.25%	22.6%	12/31/2017	2.21	91	200	1.00%	22.9%	12/31/2017	2.28	0	0	0.75%	23.2%
12/31/2016	1.74	117	203	1.25%	10.9%	12/31/2016	1.80	89	159	1.00%	11.1%	12/31/2016	1.85	0	0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	165	$514	0.50%	9.1%	12/31/2020	$3.24	0	$0	0.25%	9.3%	12/31/2020	$3.37	0	$0	0.00%	9.6%
12/31/2019	2.86	183	522	0.50%	25.5%	12/31/2019	2.97	0	0	0.25%	25.8%	12/31/2019	3.08	0	0	0.00%	26.1%
12/31/2018	2.28	240	547	0.50%	-3.1%	12/31/2018	2.36	0	0	0.25%	-2.8%	12/31/2018	2.44	0	0	0.00%	-2.6%
12/31/2017	2.35	245	575	0.50%	23.5%	12/31/2017	2.43	0	0	0.25%	23.8%	12/31/2017	2.50	0	0	0.00%	24.1%
12/31/2016	1.90	348	663	0.50%	11.7%	12/31/2016	1.96	0	0	0.25%	12.0%	12/31/2016	2.02	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.3%
2018	1.6%
2017	1.6%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Fund R Class - 06-261
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$470,335	$472,479	29,942
Receivables: investments sold	-
Payables: investments purchased	(535)
Net assets	$469,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,831	152,323	$2.05
Band 100	83,956	39,439	2.13
Band 75	-	-	2.21
Band 50	73,013	31,958	2.28
Band 25	-	-	2.37
Band 0	-	-	2.45
Total	$469,800	223,720

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,184
Mortality & expense charges	(4,717)
Net investment income (loss)	(2,533)

Gain (loss) on investments:
Net realized gain (loss)	(29,395)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,483
Net gain (loss)	(24,912)

Increase (decrease) in net assets from operations	$(27,445)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,533)	$(4,214)
Net realized gain (loss)	(29,395)	(91,868)
Realized gain distributions	-	7,522
Net change in unrealized appreciation (depreciation)	4,483	254,264

Increase (decrease) in net assets from operations	(27,445)	165,704

Contract owner transactions:
Proceeds from units sold	75,175	40,512
Cost of units redeemed	(113,759)	(420,097)
Account charges	(113)	(264)
Increase (decrease)	(38,697)	(379,849)
Net increase (decrease)	(66,142)	(214,145)
Net assets, beginning	535,942	750,087
Net assets, ending	$469,800	$535,942

Units sold	43,048	21,622
Units redeemed	(65,732)	(219,772)
Net increase (decrease)	(22,684)	(198,150)
Units outstanding, beginning	246,404	444,554
Units outstanding, ending	223,720	246,404

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,876,711
Cost of units redeemed/account charges	(9,144,623)
Net investment income (loss)	(16,761)
Net realized gain (loss)	178,757
Realized gain distributions	1,577,860
Net change in unrealized appreciation (depreciation)	(2,144)
Net assets	$469,800

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.05	152	$313	1.25%	-3.2%	12/31/2020	$2.13	39	$84	1.00%	-3.0%	12/31/2020	$2.21	0	$0	0.75%	-2.8%
12/31/2019	2.12	150	319	1.25%	27.9%	12/31/2019	2.19	55	122	1.00%	28.2%	12/31/2019	2.27	0	0	0.75%	28.6%
12/31/2018	1.66	326	540	1.25%	-14.8%	12/31/2018	1.71	61	104	1.00%	-14.6%	12/31/2018	1.76	0	0	0.75%	-14.4%
12/31/2017	1.95	409	798	1.25%	11.9%	12/31/2017	2.00	69	138	1.00%	12.2%	12/31/2017	2.06	0	0	0.75%	12.5%
12/31/2016	1.74	556	968	1.25%	16.7%	12/31/2016	1.79	69	123	1.00%	17.0%	12/31/2016	1.83	0	0	0.75%	17.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.28	32	$73	0.50%	-2.5%	12/31/2020	$2.37	0	$0	0.25%	-2.3%	12/31/2020	$2.45	0	$0	0.00%	-2.0%
12/31/2019	2.34	41	95	0.50%	28.9%	12/31/2019	2.42	0	0	0.25%	29.2%	12/31/2019	2.50	0	0	0.00%	29.5%
12/31/2018	1.82	58	106	0.50%	-14.2%	12/31/2018	1.87	0	0	0.25%	-14.0%	12/31/2018	1.93	0	0	0.00%	-13.8%
12/31/2017	2.12	90	191	0.50%	12.8%	12/31/2017	2.18	0	0	0.25%	13.1%	12/31/2017	2.24	0	0	0.00%	13.3%
12/31/2016	1.88	45	84	0.50%	17.5%	12/31/2016	1.93	0	0	0.25%	17.8%	12/31/2016	1.98	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.3%
2018	0.7%
2017	0.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Fund A Class - 06-604
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,129	$35,026	2,577
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$41,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,142	19,994	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.17
Band 50	-	-	2.23
Band 25	-	-	2.29
Band 0	-	-	2.35
Total	$41,142	19,994

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$312
Mortality & expense charges	(495)
Net investment income (loss)	(183)

Gain (loss) on investments:
Net realized gain (loss)	314
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,245)
Net gain (loss)	(1,931)

Increase (decrease) in net assets from operations	$(2,114)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(183)	$(1,909)
Net realized gain (loss)	314	(63,029)
Realized gain distributions	-	659
Net change in unrealized appreciation (depreciation)	(2,245)	132,707

Increase (decrease) in net assets from operations	(2,114)	68,428

Contract owner transactions:
Proceeds from units sold	2,828	15,683
Cost of units redeemed	(7,591)	(431,316)
Account charges	(1)	(1)
Increase (decrease)	(4,764)	(415,634)
Net increase (decrease)	(6,878)	(347,206)
Net assets, beginning	48,020	395,226
Net assets, ending	$41,142	$48,020

Units sold	1,594	8,252
Units redeemed	(4,245)	(224,889)
Net increase (decrease)	(2,651)	(216,637)
Units outstanding, beginning	22,645	239,282
Units outstanding, ending	19,994	22,645

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,220,060
Cost of units redeemed/account charges	(9,268,779)
Net investment income (loss)	55,953
Net realized gain (loss)	818,402
Realized gain distributions	1,209,403
Net change in unrealized appreciation (depreciation)	6,103
Net assets	$41,142

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	20	$41	1.25%	-3.0%	12/31/2020	$2.11	0	$0	1.00%	-2.7%	12/31/2020	$2.17	0	$0	0.75%	-2.5%
12/31/2019	2.12	23	48	1.25%	28.4%	12/31/2019	2.17	0	0	1.00%	28.7%	12/31/2019	2.22	0	0	0.75%	29.0%
12/31/2018	1.65	239	395	1.25%	-14.6%	12/31/2018	1.69	0	0	1.00%	-14.4%	12/31/2018	1.72	0	0	0.75%	-14.2%
12/31/2017	1.93	33	64	1.25%	12.3%	12/31/2017	1.97	0	0	1.00%	12.5%	12/31/2017	2.01	0	0	0.75%	12.8%
12/31/2016	1.72	16	28	1.25%	17.0%	12/31/2016	1.75	0	0	1.00%	17.3%	12/31/2016	1.78	0	0	0.75%	17.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	0	$0	0.50%	-2.2%	12/31/2020	$2.29	0	$0	0.25%	-2.0%	12/31/2020	$2.35	0	$0	0.00%	-1.7%
12/31/2019	2.28	0	0	0.50%	29.3%	12/31/2019	2.33	0	0	0.25%	29.7%	12/31/2019	2.39	0	0	0.00%	30.0%
12/31/2018	1.76	0	0	0.50%	-14.0%	12/31/2018	1.80	0	0	0.25%	-13.7%	12/31/2018	1.84	0	0	0.00%	-13.5%
12/31/2017	2.05	0	0	0.50%	13.1%	12/31/2017	2.09	0	0	0.25%	13.4%	12/31/2017	2.13	0	0	0.00%	13.7%
12/31/2016	1.81	0	0	0.50%	17.9%	12/31/2016	1.84	0	0	0.25%	18.2%	12/31/2016	1.87	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.1%
2018	2.0%
2017	0.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Small Cap Value Fund Service Class - 06-615
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,903,544	$7,614,948	345,662
Receivables: investments sold	-
Payables: investments purchased	(627,351)
Net assets	$7,276,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,118,811	2,599,123	$2.74
Band 100	14,953	5,229	2.86
Band 75	-	-	2.99
Band 50	-	-	3.12
Band 25	-	-	3.25
Band 0	142,429	41,892	3.40
Total	$7,276,193	2,646,244

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$56,680
Mortality & expense charges	(84,578)
Net investment income (loss)	(27,898)

Gain (loss) on investments:
Net realized gain (loss)	(746,895)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(474,122)
Net gain (loss)	(1,221,017)

Increase (decrease) in net assets from operations	$(1,248,915)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,898)	$4,512
Net realized gain (loss)	(746,895)	(17,456)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(474,122)	1,013,718

Increase (decrease) in net assets from operations	(1,248,915)	1,000,774

Contract owner transactions:
Proceeds from units sold	2,232,666	8,423,086
Cost of units redeemed	(3,722,139)	(711,384)
Account charges	(23,713)	(15,835)
Increase (decrease)	(1,513,186)	7,695,867
Net increase (decrease)	(2,762,101)	8,696,641
Net assets, beginning	10,038,294	1,341,653
Net assets, ending	$7,276,193	$10,038,294

Units sold	999,844	3,069,730
Units redeemed	(1,709,780)	(262,320)
Net increase (decrease)	(709,936)	2,807,410
Units outstanding, beginning	3,356,180	548,770
Units outstanding, ending	2,646,244	3,356,180

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,236,292
Cost of units redeemed/account charges	(8,389,628)
Net investment income (loss)	29,234
Net realized gain (loss)	(713,589)
Realized gain distributions	825,288
Net change in unrealized appreciation (depreciation)	288,596
Net assets	$7,276,193

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.74	2,599	$7,119	1.25%	-8.2%	12/31/2020	$2.86	5	$15	1.00%	-8.0%	12/31/2020	$2.99	0	$0	0.75%	-7.7%
12/31/2019	2.98	3,313	9,884	1.25%	24.1%	12/31/2019	3.11	5	16	1.00%	24.4%	12/31/2019	3.24	0	0	0.75%	24.7%
12/31/2018	2.40	501	1,205	1.25%	-14.5%	12/31/2018	2.50	5	13	1.00%	-14.3%	12/31/2018	2.60	0	0	0.75%	-14.0%
12/31/2017	2.81	480	1,349	1.25%	11.0%	12/31/2017	2.91	38	111	1.00%	11.2%	12/31/2017	3.02	0	0	0.75%	11.5%
12/31/2016	2.53	500	1,268	1.25%	24.4%	12/31/2016	2.62	50	131	1.00%	24.7%	12/31/2016	2.71	0	0	0.75%	25.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	0	$0	0.50%	-7.5%	12/31/2020	$3.25	0	$0	0.25%	-7.3%	12/31/2020	$3.40	42	$142	0.00%	-7.0%
12/31/2019	3.37	0	0	0.50%	25.0%	12/31/2019	3.51	0	0	0.25%	25.3%	12/31/2019	3.66	38	138	0.00%	25.6%
12/31/2018	2.70	0	0	0.50%	-13.8%	12/31/2018	2.80	0	0	0.25%	-13.6%	12/31/2018	2.91	42	124	0.00%	-13.4%
12/31/2017	3.13	0	0	0.50%	11.8%	12/31/2017	3.24	0	0	0.25%	12.1%	12/31/2017	3.36	23	77	0.00%	12.4%
12/31/2016	2.80	0	0	0.50%	25.4%	12/31/2016	2.89	0	0	0.25%	25.7%	12/31/2016	2.99	17	51	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.0%
2018	0.0%
2017	1.6%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Research Fund A Class - 06-888
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,959	$35,361	565
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$35,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,970	16,097	$2.23
Band 100	-	-	2.27
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.37
Band 0	-	-	2.41
Total	$35,970	16,097

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,993)
Net investment income (loss)	(2,993)

Gain (loss) on investments:
Net realized gain (loss)	55,238
Realized gain distributions	1,001
Net change in unrealized appreciation (depreciation)	1,945
Net gain (loss)	58,184

Increase (decrease) in net assets from operations	$55,191

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,993)	$(314)
Net realized gain (loss)	55,238	2,089
Realized gain distributions	1,001	24,535
Net change in unrealized appreciation (depreciation)	1,945	7,237

Increase (decrease) in net assets from operations	55,191	33,547

Contract owner transactions:
Proceeds from units sold	97,034	248,758
Cost of units redeemed	(396,087)	(48,740)
Account charges	(72)	(41)
Increase (decrease)	(299,125)	199,977
Net increase (decrease)	(243,934)	233,524
Net assets, beginning	279,904	46,380
Net assets, ending	$35,970	$279,904

Units sold	46,687	161,309
Units redeemed	(194,503)	(33,645)
Net increase (decrease)	(147,816)	127,664
Units outstanding, beginning	163,913	36,249
Units outstanding, ending	16,097	163,913

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$873,932
Cost of units redeemed/account charges	(947,438)
Net investment income (loss)	(5,654)
Net realized gain (loss)	69,929
Realized gain distributions	44,603
Net change in unrealized appreciation (depreciation)	598
Net assets	$35,970

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.23	16	$36	1.25%	30.9%	12/31/2020	$2.27	0	$0	1.00%	31.2%	12/31/2020	$2.30	0	$0	0.75%	31.5%
12/31/2019	1.71	164	280	1.25%	33.5%	12/31/2019	1.73	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%
12/31/2018	1.28	36	46	1.25%	-4.2%	12/31/2018	1.29	0	0	1.00%	-4.0%	12/31/2018	1.31	0	0	0.75%	-3.7%
12/31/2017	1.34	230	308	1.25%	24.4%	12/31/2017	1.35	0	0	1.00%	24.7%	12/31/2017	1.36	0	0	0.75%	25.0%
12/31/2016	1.07	9	10	1.25%	0.0%	12/31/2016	1.08	0	0	1.00%	0.3%	12/31/2016	1.08	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.34	0	$0	0.50%	31.8%	12/31/2020	$2.37	0	$0	0.25%	32.2%	12/31/2020	$2.41	0	$0	0.00%	32.5%
12/31/2019	1.77	0	0	0.50%	34.5%	12/31/2019	1.79	0	0	0.25%	34.8%	12/31/2019	1.82	0	0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	-3.5%	12/31/2018	1.33	0	0	0.25%	-3.2%	12/31/2018	1.34	0	0	0.00%	-3.0%
12/31/2017	1.37	0	0	0.50%	25.4%	12/31/2017	1.38	0	0	0.25%	25.7%	12/31/2017	1.39	0	0	0.00%	26.0%
12/31/2016	1.09	0	0	0.50%	0.8%	12/31/2016	1.09	0	0	0.25%	1.0%	12/31/2016	1.10	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	0.0%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund A Class - 06-889
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,720,932	$10,728,080	347,799
Receivables: investments sold	-
Payables: investments purchased	(789,758)
Net assets	$12,931,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,931,174	6,129,817	$2.11
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.21
Band 25	-	-	2.24
Band 0	-	-	2.27
Total	$12,931,174	6,129,817

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,627
Mortality & expense charges	(145,675)
Net investment income (loss)	(117,048)

Gain (loss) on investments:
Net realized gain (loss)	175,671
Realized gain distributions	546,971
Net change in unrealized appreciation (depreciation)	1,853,955
Net gain (loss)	2,576,597

Increase (decrease) in net assets from operations	$2,459,549

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(117,048)	$(188,439)
Net realized gain (loss)	175,671	230,511
Realized gain distributions	546,971	743,597
Net change in unrealized appreciation (depreciation)	1,853,955	2,475,800

Increase (decrease) in net assets from operations	2,459,549	3,261,469

Contract owner transactions:
Proceeds from units sold	2,546,329	6,614,875
Cost of units redeemed	(9,690,337)	(3,739,033)
Account charges	(28,762)	(49,309)
Increase (decrease)	(7,172,770)	2,826,533
Net increase (decrease)	(4,713,221)	6,088,002
Net assets, beginning	17,644,395	11,556,393
Net assets, ending	$12,931,174	$17,644,395

Units sold	1,618,656	4,191,504
Units redeemed	(6,068,720)	(2,372,380)
Net increase (decrease)	(4,450,064)	1,819,124
Units outstanding, beginning	10,579,881	8,760,757
Units outstanding, ending	6,129,817	10,579,881

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$27,125,360
Cost of units redeemed/account charges	(20,461,577)
Net investment income (loss)	(354,194)
Net realized gain (loss)	1,182,544
Realized gain distributions	2,446,189
Net change in unrealized appreciation (depreciation)	2,992,852
Net assets	$12,931,174

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	6,130	$12,931	1.25%	26.5%	12/31/2020	$2.14	0	$0	1.00%	26.8%	12/31/2020	$2.17	0	$0	0.75%	27.1%
12/31/2019	1.67	10,580	17,644	1.25%	26.4%	12/31/2019	1.69	0	0	1.00%	26.7%	12/31/2019	1.71	0	0	0.75%	27.1%
12/31/2018	1.32	8,761	11,556	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.35	0	0	0.75%	-6.2%
12/31/2017	1.41	6,435	9,095	1.25%	25.1%	12/31/2017	1.42	0	0	1.00%	25.4%	12/31/2017	1.43	0	0	0.75%	25.7%
12/31/2016	1.13	4,203	4,749	1.25%	8.8%	12/31/2016	1.14	0	0	1.00%	9.1%	12/31/2016	1.14	0	0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.21	0	$0	0.50%	27.4%	12/31/2020	$2.24	0	$0	0.25%	27.8%	12/31/2020	$2.27	0	$0	0.00%	28.1%
12/31/2019	1.73	0	0	0.50%	27.4%	12/31/2019	1.75	0	0	0.25%	27.7%	12/31/2019	1.77	0	0	0.00%	28.0%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.39	0	0	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.46	0	0	0.25%	26.3%	12/31/2017	1.47	0	0	0.00%	26.6%
12/31/2016	1.15	0	0	0.50%	9.6%	12/31/2016	1.15	0	0	0.25%	9.9%	12/31/2016	1.16	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	1.9%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Research Fund Service Class - 06-919 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.35
Band 0	-	-	2.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.21	0	$0	1.25%	30.7%	12/31/2020	$2.25	0	$0	1.00%	31.0%	12/31/2020	$2.28	0	$0	0.75%	31.3%
12/31/2019	1.69	0	0	1.25%	33.2%	12/31/2019	1.72	0	0	1.00%	33.6%	12/31/2019	1.74	0	0	0.75%	33.9%
12/31/2018	1.27	0	0	1.25%	-4.3%	12/31/2018	1.28	0	0	1.00%	-4.1%	12/31/2018	1.30	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	24.2%	12/31/2017	1.34	0	0	1.00%	24.5%	12/31/2017	1.35	0	0	0.75%	24.9%
12/31/2016	1.07	0	0	1.25%	-0.1%	12/31/2016	1.08	0	0	1.00%	0.1%	12/31/2016	1.08	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.32	0	$0	0.50%	31.6%	12/31/2020	$2.35	0	$0	0.25%	32.0%	12/31/2020	$2.39	0	$0	0.00%	32.3%
12/31/2019	1.76	0	0	0.50%	34.2%	12/31/2019	1.78	0	0	0.25%	34.6%	12/31/2019	1.80	0	0	0.00%	34.9%
12/31/2018	1.31	0	0	0.50%	-3.6%	12/31/2018	1.32	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.1%
12/31/2017	1.36	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.38	0	0	0.00%	25.8%
12/31/2016	1.09	0	0	0.50%	0.7%	12/31/2016	1.09	0	0	0.25%	0.9%	12/31/2016	1.10	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund Service Class - 06-921
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,714,046	$2,092,958	74,057
Receivables: investments sold	7,561
Payables: investments purchased	-
Net assets	$2,721,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,557,809	1,215,601	$2.10
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	163,798	72,259	2.27
Total	$2,721,607	1,287,860

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,707
Mortality & expense charges	(24,239)
Net investment income (loss)	(18,532)

Gain (loss) on investments:
Net realized gain (loss)	69,968
Realized gain distributions	109,048
Net change in unrealized appreciation (depreciation)	440,637
Net gain (loss)	619,653

Increase (decrease) in net assets from operations	$601,121

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,532)	$(23,798)
Net realized gain (loss)	69,968	80,534
Realized gain distributions	109,048	102,756
Net change in unrealized appreciation (depreciation)	440,637	455,928

Increase (decrease) in net assets from operations	601,121	615,420

Contract owner transactions:
Proceeds from units sold	949,207	616,834
Cost of units redeemed	(1,260,965)	(1,241,909)
Account charges	(1,302)	(1,299)
Increase (decrease)	(313,060)	(626,374)
Net increase (decrease)	288,061	(10,954)
Net assets, beginning	2,433,546	2,444,500
Net assets, ending	$2,721,607	$2,433,546

Units sold	605,029	391,723
Units redeemed	(762,033)	(775,649)
Net increase (decrease)	(157,004)	(383,926)
Units outstanding, beginning	1,444,864	1,828,790
Units outstanding, ending	1,287,860	1,444,864

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,118,591
Cost of units redeemed/account charges	(4,976,815)
Net investment income (loss)	(45,233)
Net realized gain (loss)	491,087
Realized gain distributions	512,889
Net change in unrealized appreciation (depreciation)	621,088
Net assets	$2,721,607

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	1,216	$2,558	1.25%	26.4%	12/31/2020	$2.14	0	$0	1.00%	26.7%	12/31/2020	$2.17	0	$0	0.75%	27.1%
12/31/2019	1.66	1,174	1,954	1.25%	26.3%	12/31/2019	1.69	0	0	1.00%	26.6%	12/31/2019	1.71	0	0	0.75%	27.0%
12/31/2018	1.32	1,304	1,718	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.34	0	0	0.75%	-6.2%
12/31/2017	1.41	1,405	1,983	1.25%	25.0%	12/31/2017	1.42	0	0	1.00%	25.3%	12/31/2017	1.43	0	0	0.75%	25.7%
12/31/2016	1.13	576	650	1.25%	8.8%	12/31/2016	1.13	0	0	1.00%	9.0%	12/31/2016	1.14	0	0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	0	$0	0.50%	27.4%	12/31/2020	$2.23	0	$0	0.25%	27.7%	12/31/2020	$2.27	72	$164	0.00%	28.0%
12/31/2019	1.73	0	0	0.50%	27.3%	12/31/2019	1.75	0	0	0.25%	27.6%	12/31/2019	1.77	271	479	0.00%	27.9%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.38	525	727	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.46	418	612	0.00%	26.6%
12/31/2016	1.15	0	0	0.50%	9.6%	12/31/2016	1.15	0	0	0.25%	9.9%	12/31/2016	1.16	485	561	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	1.6%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,998	$71,353	6,952
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$81,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,509	27,928	$1.56
Band 100	37,491	23,720	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$81,000	51,648

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,437
Mortality & expense charges	(859)
Net investment income (loss)	2,578

Gain (loss) on investments:
Net realized gain (loss)	947
Realized gain distributions	5,652
Net change in unrealized appreciation (depreciation)	(989)
Net gain (loss)	5,610

Increase (decrease) in net assets from operations	$8,188

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,578	$(722)
Net realized gain (loss)	947	7,914
Realized gain distributions	5,652	1,900
Net change in unrealized appreciation (depreciation)	(989)	12,898

Increase (decrease) in net assets from operations	8,188	21,990

Contract owner transactions:
Proceeds from units sold	134	11,445
Cost of units redeemed	(5,304)	(98,595)
Account charges	(19)	(19)
Increase (decrease)	(5,189)	(87,169)
Net increase (decrease)	2,999	(65,179)
Net assets, beginning	78,001	143,180
Net assets, ending	$81,000	$78,001

Units sold	96	8,871
Units redeemed	(3,743)	(77,387)
Net increase (decrease)	(3,647)	(68,516)
Units outstanding, beginning	55,295	123,811
Units outstanding, ending	51,648	55,295

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,654,326
Cost of units redeemed/account charges	(7,397,154)
Net investment income (loss)	(40,201)
Net realized gain (loss)	(163,440)
Realized gain distributions	17,824
Net change in unrealized appreciation (depreciation)	9,645
Net assets	$81,000

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	28	$44	1.25%	11.0%	12/31/2020	$1.58	24	$37	1.00%	11.3%	12/31/2020	$1.60	0	$0	0.75%	11.6%
12/31/2019	1.40	31	44	1.25%	21.6%	12/31/2019	1.42	24	34	1.00%	22.0%	12/31/2019	1.44	0	0	0.75%	22.3%
12/31/2018	1.15	92	106	1.25%	-5.2%	12/31/2018	1.16	32	37	1.00%	-4.9%	12/31/2018	1.18	0	0	0.75%	-4.7%
12/31/2017	1.22	108	132	1.25%	18.6%	12/31/2017	1.22	40	50	1.00%	18.9%	12/31/2017	1.23	0	0	0.75%	19.2%
12/31/2016	1.03	119	122	1.25%	6.4%	12/31/2016	1.03	129	133	1.00%	6.7%	12/31/2016	1.03	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	11.8%	12/31/2020	$1.65	0	$0	0.25%	12.1%	12/31/2020	$1.67	0	$0	0.00%	12.4%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.47	0	0	0.25%	22.9%	12/31/2019	1.49	0	0	0.00%	23.2%
12/31/2018	1.19	0	0	0.50%	-4.4%	12/31/2018	1.20	0	0	0.25%	-4.2%	12/31/2018	1.21	0	0	0.00%	-3.9%
12/31/2017	1.24	0	0	0.50%	19.5%	12/31/2017	1.25	0	0	0.25%	19.8%	12/31/2017	1.26	0	0	0.00%	20.1%
12/31/2016	1.04	0	0	0.50%	7.2%	12/31/2016	1.04	0	0	0.25%	7.5%	12/31/2016	1.05	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.3%
2019	0.3%
2018	1.2%
2017	3.7%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund S Class - 06-CGW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,925	$42,468	786
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$53,952

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,952	31,691	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$53,952	31,691

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$432
Mortality & expense charges	(559)
Net investment income (loss)	(127)

Gain (loss) on investments:
Net realized gain (loss)	73
Realized gain distributions	3,470
Net change in unrealized appreciation (depreciation)	6,823
Net gain (loss)	10,366

Increase (decrease) in net assets from operations	$10,239

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(127)	$(836)
Net realized gain (loss)	73	1,445
Realized gain distributions	3,470	2,244
Net change in unrealized appreciation (depreciation)	6,823	11,955

Increase (decrease) in net assets from operations	10,239	14,808

Contract owner transactions:
Proceeds from units sold	1,193	12,300
Cost of units redeemed	-	(70,944)
Account charges	-	-
Increase (decrease)	1,193	(58,644)
Net increase (decrease)	11,432	(43,836)
Net assets, beginning	42,520	86,356
Net assets, ending	$53,952	$42,520

Units sold	837	10,263
Units redeemed	-	(59,081)
Net increase (decrease)	837	(48,818)
Units outstanding, beginning	30,854	79,672
Units outstanding, ending	31,691	30,854

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$187,052
Cost of units redeemed/account charges	(171,528)
Net investment income (loss)	(900)
Net realized gain (loss)	13,294
Realized gain distributions	14,577
Net change in unrealized appreciation (depreciation)	11,457
Net assets	$53,952

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	32	$54	1.25%	23.5%	12/31/2020	$1.72	0	$0	1.00%	23.8%	12/31/2020	$1.75	0	$0	0.75%	24.2%
12/31/2019	1.38	31	43	1.25%	27.1%	12/31/2019	1.39	0	0	1.00%	27.5%	12/31/2019	1.41	0	0	0.75%	27.8%
12/31/2018	1.08	80	86	1.25%	2.7%	12/31/2018	1.09	0	0	1.00%	2.9%	12/31/2018	1.10	0	0	0.75%	3.2%
12/31/2017	1.06	69	72	1.25%	20.6%	12/31/2017	1.06	0	0	1.00%	20.9%	12/31/2017	1.07	0	0	0.75%	21.2%
12/31/2016	0.88	33	29	1.25%	-13.7%	12/31/2016	0.88	0	0	1.00%	-13.5%	12/31/2016	0.88	0	0	0.75%	-13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	24.5%	12/31/2020	$1.79	0	$0	0.25%	24.8%	12/31/2020	$1.81	0	$0	0.00%	25.1%
12/31/2019	1.42	0	0	0.50%	28.1%	12/31/2019	1.44	0	0	0.25%	28.4%	12/31/2019	1.45	0	0	0.00%	28.7%
12/31/2018	1.11	0	0	0.50%	3.4%	12/31/2018	1.12	0	0	0.25%	3.7%	12/31/2018	1.13	0	0	0.00%	4.0%
12/31/2017	1.07	0	0	0.50%	21.5%	12/31/2017	1.08	0	0	0.25%	21.9%	12/31/2017	1.08	0	0	0.00%	22.2%
12/31/2016	0.88	0	0	0.50%	-13.0%	12/31/2016	0.88	0	0	0.25%	-12.8%	12/31/2016	0.89	0	0	0.00%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.3%
2018	3.2%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund T Class - 06-CGX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,510	$6,228	106
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$7,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,536	4,368	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$7,536	4,368

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$72
Mortality & expense charges	(79)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	685
Realized gain distributions	466
Net change in unrealized appreciation (depreciation)	389
Net gain (loss)	1,540

Increase (decrease) in net assets from operations	$1,533

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$(491)
Net realized gain (loss)	685	18,288
Realized gain distributions	466	534
Net change in unrealized appreciation (depreciation)	389	3,910

Increase (decrease) in net assets from operations	1,533	22,241

Contract owner transactions:
Proceeds from units sold	1,521	8,682
Cost of units redeemed	(6,316)	(176,776)
Account charges	(1)	(16)
Increase (decrease)	(4,796)	(168,110)
Net increase (decrease)	(3,263)	(145,869)
Net assets, beginning	10,799	156,668
Net assets, ending	$7,536	$10,799

Units sold	1,107	7,088
Units redeemed	(4,492)	(142,749)
Net increase (decrease)	(3,385)	(135,661)
Units outstanding, beginning	7,753	143,414
Units outstanding, ending	4,368	7,753

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$172,784
Cost of units redeemed/account charges	(205,044)
Net investment income (loss)	864
Net realized gain (loss)	21,265
Realized gain distributions	16,385
Net change in unrealized appreciation (depreciation)	1,282
Net assets	$7,536

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	4	$8	1.25%	23.9%	12/31/2020	$1.75	0	$0	1.00%	24.2%	12/31/2020	$1.77	0	$0	0.75%	24.5%
12/31/2019	1.39	8	11	1.25%	27.5%	12/31/2019	1.41	0	0	1.00%	27.8%	12/31/2019	1.42	0	0	0.75%	28.1%
12/31/2018	1.09	143	157	1.25%	2.9%	12/31/2018	1.10	0	0	1.00%	3.2%	12/31/2018	1.11	0	0	0.75%	3.4%
12/31/2017	1.06	136	145	1.25%	21.0%	12/31/2017	1.07	0	0	1.00%	21.3%	12/31/2017	1.07	0	0	0.75%	21.6%
12/31/2016	0.88	11	10	1.25%	-13.5%	12/31/2016	0.88	0	0	1.00%	-13.3%	12/31/2016	0.88	0	0	0.75%	-13.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	0	$0	0.50%	24.8%	12/31/2020	$1.82	0	$0	0.25%	25.1%	12/31/2020	$1.84	0	$0	0.00%	25.4%
12/31/2019	1.44	0	0	0.50%	28.5%	12/31/2019	1.45	0	0	0.25%	28.8%	12/31/2019	1.47	0	0	0.00%	29.1%
12/31/2018	1.12	0	0	0.50%	3.7%	12/31/2018	1.13	0	0	0.25%	4.0%	12/31/2018	1.14	0	0	0.00%	4.2%
12/31/2017	1.08	0	0	0.50%	21.9%	12/31/2017	1.08	0	0	0.25%	22.2%	12/31/2017	1.09	0	0	0.00%	22.5%
12/31/2016	0.88	0	0	0.50%	-12.8%	12/31/2016	0.89	0	0	0.25%	-12.6%	12/31/2016	0.89	0	0	0.00%	-12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.1%
2018	2.9%
2017	0.5%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund A Class - 06-CMC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,939	$423,596	3,196
Receivables: investments sold	-
Payables: investments purchased	(207)
Net assets	$486,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,732	235,154	$2.07
Band 100	-	-	2.09
Band 75	-	-	2.12
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$486,732	235,154

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(6,596)
Net investment income (loss)	(6,596)

Gain (loss) on investments:
Net realized gain (loss)	257,444
Realized gain distributions	37,691
Net change in unrealized appreciation (depreciation)	(224,118)
Net gain (loss)	71,017

Increase (decrease) in net assets from operations	$64,421

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,596)	$(17,804)
Net realized gain (loss)	257,444	109,693
Realized gain distributions	37,691	59,629
Net change in unrealized appreciation (depreciation)	(224,118)	267,367

Increase (decrease) in net assets from operations	64,421	418,885

Contract owner transactions:
Proceeds from units sold	208,763	215,454
Cost of units redeemed	(1,220,300)	(509,544)
Account charges	(543)	(1,116)
Increase (decrease)	(1,012,080)	(295,206)
Net increase (decrease)	(947,659)	123,679
Net assets, beginning	1,434,391	1,310,712
Net assets, ending	$486,732	$1,434,391

Units sold	118,462	139,677
Units redeemed	(703,837)	(317,217)
Net increase (decrease)	(585,375)	(177,540)
Units outstanding, beginning	820,529	998,069
Units outstanding, ending	235,154	820,529

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,568,525
Cost of units redeemed/account charges	(2,842,184)
Net investment income (loss)	(62,878)
Net realized gain (loss)	541,494
Realized gain distributions	218,432
Net change in unrealized appreciation (depreciation)	63,343
Net assets	$486,732

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	235	$487	1.25%	18.4%	12/31/2020	$2.09	0	$0	1.00%	18.7%	12/31/2020	$2.12	0	$0	0.75%	19.0%
12/31/2019	1.75	821	1,434	1.25%	33.1%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.8%
12/31/2018	1.31	998	1,311	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	1,191	1,604	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%
12/31/2016	1.08	878	950	1.25%	8.2%	12/31/2016	1.08	0	0	1.00%	8.3%	12/31/2016	1.09	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	0	$0	0.50%	19.3%	12/31/2020	$2.17	0	$0	0.25%	19.6%	12/31/2020	$2.19	0	$0	0.00%	19.9%
12/31/2019	1.80	0	0	0.50%	34.1%	12/31/2019	1.81	0	0	0.25%	34.5%	12/31/2019	1.83	0	0	0.00%	34.8%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.8%	12/31/2017	1.37	0	0	0.00%	26.1%
12/31/2016	1.09	0	0	0.50%	8.7%	12/31/2016	1.09	0	0	0.25%	8.9%	12/31/2016	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund S Class - 06-CMF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$710,229	$551,394	4,696
Receivables: investments sold	203
Payables: investments purchased	-
Net assets	$710,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$710,432	343,868	$2.07
Band 100	-	-	2.09
Band 75	-	-	2.11
Band 50	-	-	2.14
Band 25	-	-	2.16
Band 0	-	-	2.19
Total	$710,432	343,868

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,746)
Net investment income (loss)	(7,746)

Gain (loss) on investments:
Net realized gain (loss)	16,516
Realized gain distributions	55,402
Net change in unrealized appreciation (depreciation)	32,971
Net gain (loss)	104,889

Increase (decrease) in net assets from operations	$97,143

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,746)	$(7,259)
Net realized gain (loss)	16,516	45,964
Realized gain distributions	55,402	27,530
Net change in unrealized appreciation (depreciation)	32,971	113,171

Increase (decrease) in net assets from operations	97,143	179,406

Contract owner transactions:
Proceeds from units sold	89,595	135,837
Cost of units redeemed	(133,382)	(214,059)
Account charges	(166)	(124)
Increase (decrease)	(43,953)	(78,346)
Net increase (decrease)	53,190	101,060
Net assets, beginning	657,242	556,182
Net assets, ending	$710,432	$657,242

Units sold	51,850	84,918
Units redeemed	(84,505)	(132,313)
Net increase (decrease)	(32,655)	(47,395)
Units outstanding, beginning	376,523	423,918
Units outstanding, ending	343,868	376,523

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$917,896
Cost of units redeemed/account charges	(563,226)
Net investment income (loss)	(28,079)
Net realized gain (loss)	98,284
Realized gain distributions	126,722
Net change in unrealized appreciation (depreciation)	158,835
Net assets	$710,432

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	344	$710	1.25%	18.4%	12/31/2020	$2.09	0	$0	1.00%	18.7%	12/31/2020	$2.11	0	$0	0.75%	19.0%
12/31/2019	1.75	377	657	1.25%	33.0%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.7%
12/31/2018	1.31	424	556	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	380	512	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%
12/31/2016	1.08	99	107	1.25%	8.1%	12/31/2016	1.08	0	0	1.00%	8.3%	12/31/2016	1.08	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	0	$0	0.50%	19.2%	12/31/2020	$2.16	0	$0	0.25%	19.5%	12/31/2020	$2.19	0	$0	0.00%	19.8%
12/31/2019	1.79	0	0	0.50%	34.0%	12/31/2019	1.81	0	0	0.25%	34.4%	12/31/2019	1.83	0	0	0.00%	34.7%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.7%	12/31/2017	1.37	0	0	0.00%	26.0%
12/31/2016	1.09	0	0	0.50%	8.7%	12/31/2016	1.09	0	0	0.25%	8.8%	12/31/2016	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Fund N Class - 06-CYC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,281,485	$4,645,856	128,972
Receivables: investments sold	7,697
Payables: investments purchased	-
Net assets	$5,289,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,289,182	3,328,719	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$5,289,182	3,328,719

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$78,247
Mortality & expense charges	(57,732)
Net investment income (loss)	20,515

Gain (loss) on investments:
Net realized gain (loss)	163,568
Realized gain distributions	60,329
Net change in unrealized appreciation (depreciation)	459,207
Net gain (loss)	683,104

Increase (decrease) in net assets from operations	$703,619

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,515	$35,814
Net realized gain (loss)	163,568	81,452
Realized gain distributions	60,329	29,452
Net change in unrealized appreciation (depreciation)	459,207	440,029

Increase (decrease) in net assets from operations	703,619	586,747

Contract owner transactions:
Proceeds from units sold	3,333,536	3,814,619
Cost of units redeemed	(2,451,586)	(3,587,232)
Account charges	(8,991)	(5,790)
Increase (decrease)	872,959	221,597
Net increase (decrease)	1,576,578	808,344
Net assets, beginning	3,712,604	2,904,260
Net assets, ending	$5,289,182	$3,712,604

Units sold	2,439,195	2,808,717
Units redeemed	(1,752,184)	(2,670,388)
Net increase (decrease)	687,011	138,329
Units outstanding, beginning	2,641,708	2,503,379
Units outstanding, ending	3,328,719	2,641,708

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,285,518
Cost of units redeemed/account charges	(6,190,827)
Net investment income (loss)	73,875
Net realized gain (loss)	246,886
Realized gain distributions	238,101
Net change in unrealized appreciation (depreciation)	635,629
Net assets	$5,289,182

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	3,329	$5,289	1.25%	13.1%	12/31/2020	$1.61	0	$0	1.00%	13.3%	12/31/2020	$1.62	0	$0	0.75%	13.6%
12/31/2019	1.41	2,642	3,713	1.25%	21.1%	12/31/2019	1.42	0	0	1.00%	21.4%	12/31/2019	1.43	0	0	0.75%	21.7%
12/31/2018	1.16	2,503	2,904	1.25%	-0.5%	12/31/2018	1.17	0	0	1.00%	-0.2%	12/31/2018	1.17	0	0	0.75%	0.0%
12/31/2017	1.17	125	145	1.25%	17.2%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	13.9%	12/31/2020	$1.65	0	$0	0.25%	14.2%	12/31/2020	$1.67	0	$0	0.00%	14.5%
12/31/2019	1.44	0	0	0.50%	22.1%	12/31/2019	1.45	0	0	0.25%	22.4%	12/31/2019	1.46	0	0	0.00%	22.7%
12/31/2018	1.18	0	0	0.50%	0.3%	12/31/2018	1.18	0	0	0.25%	0.5%	12/31/2018	1.19	0	0	0.00%	0.8%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	0	0	0.00%	18.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.2%
2018	2.0%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund N Class - 06-CYF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,836	$362,241	2,771
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$439,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$439,833	229,824	$1.91
Band 100	-	-	1.93
Band 75	-	-	1.95
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.01
Total	$439,833	229,824

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,681
Mortality & expense charges	(3,750)
Net investment income (loss)	(2,069)

Gain (loss) on investments:
Net realized gain (loss)	1,727
Realized gain distributions	32,731
Net change in unrealized appreciation (depreciation)	56,272
Net gain (loss)	90,730

Increase (decrease) in net assets from operations	$88,661

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,069)	$(10,813)
Net realized gain (loss)	1,727	201,274
Realized gain distributions	32,731	7,382
Net change in unrealized appreciation (depreciation)	56,272	190,710

Increase (decrease) in net assets from operations	88,661	388,553

Contract owner transactions:
Proceeds from units sold	193,210	125,493
Cost of units redeemed	(31,277)	(1,661,169)
Account charges	(54)	(39)
Increase (decrease)	161,879	(1,535,715)
Net increase (decrease)	250,540	(1,147,162)
Net assets, beginning	189,293	1,336,455
Net assets, ending	$439,833	$189,293

Units sold	133,802	89,209
Units redeemed	(21,630)	(1,082,281)
Net increase (decrease)	112,172	(993,072)
Units outstanding, beginning	117,652	1,110,724
Units outstanding, ending	229,824	117,652

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,802,084
Cost of units redeemed/account charges	(1,751,191)
Net investment income (loss)	(11,560)
Net realized gain (loss)	205,680
Realized gain distributions	117,225
Net change in unrealized appreciation (depreciation)	77,595
Net assets	$439,833

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	230	$440	1.25%	18.9%	12/31/2020	$1.93	0	$0	1.00%	19.2%	12/31/2020	$1.95	0	$0	0.75%	19.5%
12/31/2019	1.61	118	189	1.25%	33.7%	12/31/2019	1.62	0	0	1.00%	34.1%	12/31/2019	1.63	0	0	0.75%	34.4%
12/31/2018	1.20	1,111	1,336	1.25%	-2.1%	12/31/2018	1.21	0	0	1.00%	-1.8%	12/31/2018	1.22	0	0	0.75%	-1.6%
12/31/2017	1.23	33	40	1.25%	25.1%	12/31/2017	1.23	0	0	1.00%	25.4%	12/31/2017	1.23	0	0	0.75%	25.7%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.8%	12/31/2016	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	0	$0	0.50%	19.8%	12/31/2020	$1.99	0	$0	0.25%	20.1%	12/31/2020	$2.01	0	$0	0.00%	20.4%
12/31/2019	1.65	0	0	0.50%	34.7%	12/31/2019	1.66	0	0	0.25%	35.1%	12/31/2019	1.67	0	0	0.00%	35.4%
12/31/2018	1.22	0	0	0.50%	-1.3%	12/31/2018	1.23	0	0	0.25%	-1.1%	12/31/2018	1.23	0	0	0.00%	-0.8%
12/31/2017	1.24	0	0	0.50%	26.0%	12/31/2017	1.24	0	0	0.25%	26.3%	12/31/2017	1.24	0	0	0.00%	26.6%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.1%
2018	0.7%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Flexible Bond Fund N Class - 06-CYG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,887,855	$4,520,644	447,483
Receivables: investments sold	213,457
Payables: investments purchased	-
Net assets	$5,101,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,101,312	4,286,302	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$5,101,312	4,286,302

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$125,034
Mortality & expense charges	(58,642)
Net investment income (loss)	66,392

Gain (loss) on investments:
Net realized gain (loss)	49,543
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	305,055
Net gain (loss)	354,598

Increase (decrease) in net assets from operations	$420,990

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,392	$41,598
Net realized gain (loss)	49,543	14,885
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	305,055	62,276

Increase (decrease) in net assets from operations	420,990	118,759

Contract owner transactions:
Proceeds from units sold	1,385,015	4,046,204
Cost of units redeemed	(1,035,713)	(450,513)
Account charges	(723)	(556)
Increase (decrease)	348,579	3,595,135
Net increase (decrease)	769,569	3,713,894
Net assets, beginning	4,331,743	617,849
Net assets, ending	$5,101,312	$4,331,743

Units sold	1,211,246	3,805,726
Units redeemed	(914,275)	(432,691)
Net increase (decrease)	296,971	3,373,035
Units outstanding, beginning	3,989,331	616,296
Units outstanding, ending	4,286,302	3,989,331

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,933,150
Cost of units redeemed/account charges	(3,356,070)
Net investment income (loss)	120,416
Net realized gain (loss)	36,605
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	367,211
Net assets	$5,101,312

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	4,286	$5,101	1.25%	9.6%	12/31/2020	$1.20	0	$0	1.00%	9.9%	12/31/2020	$1.21	0	$0	0.75%	10.2%
12/31/2019	1.09	3,989	4,332	1.25%	8.3%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.10	0	0	0.75%	8.9%
12/31/2018	1.00	616	618	1.25%	-2.1%	12/31/2018	1.01	0	0	1.00%	-1.9%	12/31/2018	1.01	0	0	0.75%	-1.7%
12/31/2017	1.02	6	7	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	10.4%	12/31/2020	$1.24	0	$0	0.25%	10.7%	12/31/2020	$1.25	0	$0	0.00%	11.0%
12/31/2019	1.11	0	0	0.50%	9.1%	12/31/2019	1.12	0	0	0.25%	9.4%	12/31/2019	1.13	0	0	0.00%	9.7%
12/31/2018	1.02	0	0	0.50%	-1.4%	12/31/2018	1.02	0	0	0.25%	-1.2%	12/31/2018	1.03	0	0	0.00%	-0.9%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	2.9%
2018	6.4%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund N Class - 06-CYH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,849,199	$10,642,934	350,831
Receivables: investments sold	-
Payables: investments purchased	(138,705)
Net assets	$13,710,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,980,407	5,915,052	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.89
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	2,730,087	1,397,881	1.95
Total	$13,710,494	7,312,933

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,844
Mortality & expense charges	(104,591)
Net investment income (loss)	(77,747)

Gain (loss) on investments:
Net realized gain (loss)	29,076
Realized gain distributions	512,897
Net change in unrealized appreciation (depreciation)	2,509,611
Net gain (loss)	3,051,584

Increase (decrease) in net assets from operations	$2,973,837

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(77,747)	$(85,801)
Net realized gain (loss)	29,076	27,525
Realized gain distributions	512,897	420,957
Net change in unrealized appreciation (depreciation)	2,509,611	1,714,590

Increase (decrease) in net assets from operations	2,973,837	2,077,271

Contract owner transactions:
Proceeds from units sold	3,897,247	3,951,752
Cost of units redeemed	(3,597,148)	(2,777,433)
Account charges	(9,992)	(9,706)
Increase (decrease)	290,107	1,164,613
Net increase (decrease)	3,263,944	3,241,884
Net assets, beginning	10,446,550	7,204,666
Net assets, ending	$13,710,494	$10,446,550

Units sold	2,912,876	2,890,606
Units redeemed	(2,684,065)	(2,021,988)
Net increase (decrease)	228,811	868,618
Units outstanding, beginning	7,084,122	6,215,504
Units outstanding, ending	7,312,933	7,084,122

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,517,666
Cost of units redeemed/account charges	(8,436,064)
Net investment income (loss)	(85,971)
Net realized gain (loss)	163,649
Realized gain distributions	1,344,949
Net change in unrealized appreciation (depreciation)	3,206,265
Net assets	$13,710,494

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	5,915	$10,980	1.25%	27.1%	12/31/2020	$1.88	0	$0	1.00%	27.4%	12/31/2020	$1.89	0	$0	0.75%	27.7%
12/31/2019	1.46	5,378	7,857	1.25%	27.0%	12/31/2019	1.47	0	0	1.00%	27.3%	12/31/2019	1.48	0	0	0.75%	27.6%
12/31/2018	1.15	4,380	5,038	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-6.0%	12/31/2018	1.16	0	0	0.75%	-5.8%
12/31/2017	1.23	183	224	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.4%	12/31/2016	0.98	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	0	$0	0.50%	28.0%	12/31/2020	$1.93	0	$0	0.25%	28.3%	12/31/2020	$1.95	1,398	$2,730	0.00%	28.7%
12/31/2019	1.49	0	0	0.50%	28.0%	12/31/2019	1.51	0	0	0.25%	28.3%	12/31/2019	1.52	1,706	2,590	0.00%	28.6%
12/31/2018	1.17	0	0	0.50%	-5.5%	12/31/2018	1.17	0	0	0.25%	-5.3%	12/31/2018	1.18	1,836	2,167	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	1,766	2,195	0.00%	27.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	1.9%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Small Cap Value Fund N Class - 06-FCH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,033,028	$2,602,084	140,287
Receivables: investments sold	-
Payables: investments purchased	(57,541)
Net assets	$2,975,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,975,487	2,710,641	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$2,975,487	2,710,641

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35,949
Mortality & expense charges	(25,123)
Net investment income (loss)	10,826

Gain (loss) on investments:
Net realized gain (loss)	(47,113)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	363,135
Net gain (loss)	316,022

Increase (decrease) in net assets from operations	$326,848

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,826	$3,176
Net realized gain (loss)	(47,113)	(2,389)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	363,135	105,072

Increase (decrease) in net assets from operations	326,848	105,859

Contract owner transactions:
Proceeds from units sold	2,376,374	753,235
Cost of units redeemed	(625,132)	(127,633)
Account charges	(3,215)	(1,601)
Increase (decrease)	1,748,027	624,001
Net increase (decrease)	2,074,875	729,860
Net assets, beginning	900,612	170,752
Net assets, ending	$2,975,487	$900,612

Units sold	2,650,703	690,841
Units redeemed	(697,105)	(112,837)
Net increase (decrease)	1,953,598	578,004
Units outstanding, beginning	757,043	179,039
Units outstanding, ending	2,710,641	757,043

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,452,614
Cost of units redeemed/account charges	(881,688)
Net investment income (loss)	13,571
Net realized gain (loss)	(53,051)
Realized gain distributions	13,097
Net change in unrealized appreciation (depreciation)	430,944
Net assets	$2,975,487

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	2,711	$2,975	1.25%	-7.7%	12/31/2020	$1.11	0	$0	1.00%	-7.5%	12/31/2020	$1.12	0	$0	0.75%	-7.3%
12/31/2019	1.19	757	901	1.25%	24.7%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.4%
12/31/2018	0.95	179	171	1.25%	-14.1%	12/31/2018	0.96	0	0	1.00%	-13.8%	12/31/2018	0.96	0	0	0.75%	-13.6%
12/31/2017	1.11	19	21	1.25%	11.5%	12/31/2017	1.11	0	0	1.00%	11.8%	12/31/2017	1.12	0	0	0.75%	12.1%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	-7.0%	12/31/2020	$1.14	0	$0	0.25%	-6.8%	12/31/2020	$1.15	0	$0	0.00%	-6.6%
12/31/2019	1.22	0	0	0.50%	25.7%	12/31/2019	1.23	0	0	0.25%	26.0%	12/31/2019	1.24	0	0	0.00%	26.3%
12/31/2018	0.97	0	0	0.50%	-13.4%	12/31/2018	0.97	0	0	0.25%	-13.2%	12/31/2018	0.98	0	0	0.00%	-13.0%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.12	0	0	0.00%	12.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	1.9%
2018	0.7%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund A Class - 06-GMH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	0.4%	12/31/2020	$1.02	0	$0	1.00%	0.6%	12/31/2020	$1.03	0	$0	0.75%	0.9%
12/31/2019	1.01	0	0	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.02	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-16.9%	12/31/2018	0.85	0	0	1.00%	-16.7%	12/31/2018	0.85	0	0	0.75%	-16.5%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	1.1%	12/31/2020	$1.04	0	$0	0.25%	1.4%	12/31/2020	$1.05	0	$0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	0	0	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.3%	12/31/2018	0.85	0	0	0.25%	-16.1%	12/31/2018	0.85	0	0	0.00%	-15.9%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund N Class - 06-GMJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,278,957	$1,222,647	196,165
Receivables: investments sold	19,658
Payables: investments purchased	-
Net assets	$1,298,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,298,615	1,271,996	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,298,615	1,271,996

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$57,067
Mortality & expense charges	(8,610)
Net investment income (loss)	48,457

Gain (loss) on investments:
Net realized gain (loss)	(6,265)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	32,529
Net gain (loss)	26,264

Increase (decrease) in net assets from operations	$74,721

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,457	$14,743
Net realized gain (loss)	(6,265)	188
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	32,529	30,093

Increase (decrease) in net assets from operations	74,721	45,024

Contract owner transactions:
Proceeds from units sold	733,965	435,874
Cost of units redeemed	(106,504)	(14,477)
Account charges	(3,446)	(1,182)
Increase (decrease)	624,015	420,215
Net increase (decrease)	698,736	465,239
Net assets, beginning	599,879	134,640
Net assets, ending	$1,298,615	$599,879

Units sold	800,000	447,413
Units redeemed	(118,599)	(15,784)
Net increase (decrease)	681,401	431,629
Units outstanding, beginning	590,595	158,966
Units outstanding, ending	1,271,996	590,595

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,309,655
Cost of units redeemed/account charges	(126,418)
Net investment income (loss)	65,150
Net realized gain (loss)	(6,082)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	56,310
Net assets	$1,298,615

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	1,272	$1,299	1.25%	0.5%	12/31/2020	$1.03	0	$0	1.00%	0.8%	12/31/2020	$1.04	0	$0	0.75%	1.0%
12/31/2019	1.02	591	600	1.25%	19.9%	12/31/2019	1.02	0	0	1.00%	20.2%	12/31/2019	1.03	0	0	0.75%	20.5%
12/31/2018	0.85	159	135	1.25%	-16.7%	12/31/2018	0.85	0	0	1.00%	-16.5%	12/31/2018	0.85	0	0	0.75%	-16.3%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	0.50%	1.3%	12/31/2020	$1.05	0	$0	0.25%	1.5%	12/31/2020	$1.06	0	$0	0.00%	1.8%
12/31/2019	1.03	0	0	0.50%	20.8%	12/31/2019	1.04	0	0	0.25%	21.1%	12/31/2019	1.04	0	0	0.00%	21.4%
12/31/2018	0.85	0	0	0.50%	-16.0%	12/31/2018	0.86	0	0	0.25%	-15.8%	12/31/2018	0.86	0	0	0.00%	-15.6%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.0%
2019	4.8%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund S Class - 06-GMK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,409	$28,818	4,480
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$29,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,106	9,071	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	20,284	19,451	1.04
Total	$29,390	28,522

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,802
Mortality & expense charges	(96)
Net investment income (loss)	1,706

Gain (loss) on investments:
Net realized gain (loss)	(6)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(404)
Net gain (loss)	(410)

Increase (decrease) in net assets from operations	$1,296

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,706	$2,417
Net realized gain (loss)	(6)	(3,421)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(404)	6,640

Increase (decrease) in net assets from operations	1,296	5,636

Contract owner transactions:
Proceeds from units sold	8,759	17,147
Cost of units redeemed	(233)	(39,263)
Account charges	(28)	(25)
Increase (decrease)	8,498	(22,141)
Net increase (decrease)	9,794	(16,505)
Net assets, beginning	19,596	36,101
Net assets, ending	$29,390	$19,596

Units sold	9,553	18,596
Units redeemed	(253)	(41,689)
Net increase (decrease)	9,300	(23,093)
Units outstanding, beginning	19,222	42,315
Units outstanding, ending	28,522	19,222

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$66,454
Cost of units redeemed/account charges	(39,549)
Net investment income (loss)	5,321
Net realized gain (loss)	(3,427)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	591
Net assets	$29,390

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	9	$9	1.25%	0.0%	12/31/2020	$1.01	0	$0	1.00%	0.2%	12/31/2020	$1.02	0	$0	0.75%	0.5%
12/31/2019	1.00	8	8	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.01	0	0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-17.1%	12/31/2018	0.84	0	0	1.00%	-16.9%	12/31/2018	0.85	0	0	0.75%	-16.7%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	0.7%	12/31/2020	$1.03	0	$0	0.25%	1.0%	12/31/2020	$1.04	19	$20	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	11	12	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.5%	12/31/2018	0.85	0	0	0.25%	-16.2%	12/31/2018	0.85	42	36	0.00%	-16.0%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	7.4%
2019	8.9%
2018	6.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Technology Fund N Class - 06-3CM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,078	$203,131	4,617
Receivables: investments sold	-
Payables: investments purchased	(4,264)
Net assets	$248,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$248,814	129,225	$1.93
Band 100	-	-	1.94
Band 75	-	-	1.95
Band 50	-	-	1.96
Band 25	-	-	1.98
Band 0	-	-	1.99
Total	$248,814	129,225

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$445
Mortality & expense charges	(2,539)
Net investment income (loss)	(2,094)

Gain (loss) on investments:
Net realized gain (loss)	18,142
Realized gain distributions	20,667
Net change in unrealized appreciation (depreciation)	49,766
Net gain (loss)	88,575

Increase (decrease) in net assets from operations	$86,481

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,094)	$(48)
Net realized gain (loss)	18,142	-
Realized gain distributions	20,667	-
Net change in unrealized appreciation (depreciation)	49,766	181

Increase (decrease) in net assets from operations	86,481	133

Contract owner transactions:
Proceeds from units sold	128,313	175,697
Cost of units redeemed	(140,968)	-
Account charges	(687)	(155)
Increase (decrease)	(13,342)	175,542
Net increase (decrease)	73,139	175,675
Net assets, beginning	175,675	-
Net assets, ending	$248,814	$175,675

Units sold	87,959	136,399
Units redeemed	(95,013)	(120)
Net increase (decrease)	(7,054)	136,279
Units outstanding, beginning	136,279	-
Units outstanding, ending	129,225	136,279

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$304,010
Cost of units redeemed/account charges	(141,810)
Net investment income (loss)	(2,142)
Net realized gain (loss)	18,142
Realized gain distributions	20,667
Net change in unrealized appreciation (depreciation)	49,947
Net assets	$248,814

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	129	$249	1.25%	49.4%	12/31/2020	$1.94	0	$0	1.00%	49.7%	12/31/2020	$1.95	0	$0	0.75%	50.1%
12/31/2019	1.29	136	176	1.25%	43.6%	12/31/2019	1.29	0	0	1.00%	43.9%	12/31/2019	1.30	0	0	0.75%	44.3%
12/31/2018	0.90	0	0	1.25%	-10.2%	12/31/2018	0.90	0	0	1.00%	-10.1%	12/31/2018	0.90	0	0	0.75%	-9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	0	$0	0.50%	50.5%	12/31/2020	$1.98	0	$0	0.25%	50.9%	12/31/2020	$1.99	0	$0	0.00%	51.2%
12/31/2019	1.30	0	0	0.50%	44.6%	12/31/2019	1.31	0	0	0.25%	45.0%	12/31/2019	1.32	0	0	0.00%	45.4%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.6%	12/31/2018	0.90	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,024	$36,553	3,691
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$37,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,025	32,716	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$37,025	32,716

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$319
Mortality & expense charges	(78)
Net investment income (loss)	241

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	471
Net gain (loss)	471

Increase (decrease) in net assets from operations	$712

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$241	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	471	-

Increase (decrease) in net assets from operations	712	-

Contract owner transactions:
Proceeds from units sold	36,338	-
Cost of units redeemed	-	-
Account charges	(25)	-
Increase (decrease)	36,313	-
Net increase (decrease)	37,025	-
Net assets, beginning	-	-
Net assets, ending	$37,025	$-

Units sold	32,738	-
Units redeemed	(22)	-
Net increase (decrease)	32,716	-
Units outstanding, beginning	-	-
Units outstanding, ending	32,716	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,338
Cost of units redeemed/account charges	(25)
Net investment income (loss)	241
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	471
Net assets	$37,025

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	33	$37	1.25%	4.3%	12/31/2020	$1.14	0	$0	1.00%	4.5%	12/31/2020	$1.15	0	$0	0.75%	4.8%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.09	0	0	1.00%	9.7%	12/31/2019	1.09	0	0	0.75%	9.9%
12/31/2018	0.99	0	0	1.25%	-0.8%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	5.1%	12/31/2020	$1.16	0	$0	0.25%	5.3%	12/31/2020	$1.17	0	$0	0.00%	5.6%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.5%	12/31/2019	1.10	0	0	0.00%	10.8%
12/31/2018	1.00	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Venture Fund N Class - 06-3P3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$773,732	$600,210	7,085
Receivables: investments sold	-
Payables: investments purchased	(33,066)
Net assets	$740,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$740,666	488,340	$1.52
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$740,666	488,340

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,139
Mortality & expense charges	(8,002)
Net investment income (loss)	(6,863)

Gain (loss) on investments:
Net realized gain (loss)	18,831
Realized gain distributions	37,633
Net change in unrealized appreciation (depreciation)	181,437
Net gain (loss)	237,901

Increase (decrease) in net assets from operations	$231,038

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,863)	$(279)
Net realized gain (loss)	18,831	(300)
Realized gain distributions	37,633	14,989
Net change in unrealized appreciation (depreciation)	181,437	(7,915)

Increase (decrease) in net assets from operations	231,038	6,495

Contract owner transactions:
Proceeds from units sold	363,933	413,892
Cost of units redeemed	(258,751)	(13,481)
Account charges	(2,056)	(404)
Increase (decrease)	103,126	400,007
Net increase (decrease)	334,164	406,502
Net assets, beginning	406,502	-
Net assets, ending	$740,666	$406,502

Units sold	337,793	360,821
Units redeemed	(198,343)	(11,931)
Net increase (decrease)	139,450	348,890
Units outstanding, beginning	348,890	-
Units outstanding, ending	488,340	348,890

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$777,825
Cost of units redeemed/account charges	(274,692)
Net investment income (loss)	(7,142)
Net realized gain (loss)	18,531
Realized gain distributions	52,622
Net change in unrealized appreciation (depreciation)	173,522
Net assets	$740,666

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	488	$741	1.25%	30.2%	12/31/2020	$1.52	0	$0	1.00%	30.5%	12/31/2020	$1.53	0	$0	0.75%	30.8%
12/31/2019	1.17	349	407	1.25%	29.4%	12/31/2019	1.17	0	0	1.00%	29.7%	12/31/2019	1.17	0	0	0.75%	30.0%
12/31/2018	0.90	0	0	1.25%	-9.9%	12/31/2018	0.90	0	0	1.00%	-9.9%	12/31/2018	0.90	0	0	0.75%	-9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	31.2%	12/31/2020	$1.55	0	$0	0.25%	31.5%	12/31/2020	$1.56	0	$0	0.00%	31.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.7%	12/31/2019	1.18	0	0	0.00%	31.0%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.8%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund N Class - 06-3WT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	1.25%	24.2%	12/31/2020	$1.46	0	$0	1.00%	24.5%	12/31/2020	$1.46	0	$0	0.75%	24.8%
12/31/2019	1.17	0	0	1.25%	16.8%	12/31/2019	1.17	0	0	1.00%	17.0%	12/31/2019	1.17	0	0	0.75%	17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	25.1%	12/31/2020	$1.47	0	$0	0.25%	25.4%	12/31/2020	$1.48	0	$0	0.00%	25.7%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.6%	12/31/2019	1.18	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284	$274	26
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$284	241	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$284	241

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5
Mortality & expense charges	(3)
Net investment income (loss)	2

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	10
Net gain (loss)	18

Increase (decrease) in net assets from operations	$20

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2	$3
Net realized gain (loss)	-	-
Realized gain distributions	8	5
Net change in unrealized appreciation (depreciation)	10	26

Increase (decrease) in net assets from operations	20	34

Contract owner transactions:
Proceeds from units sold	1	-
Cost of units redeemed	-	-
Account charges	-	(1)
Increase (decrease)	1	(1)
Net increase (decrease)	21	33
Net assets, beginning	263	230
Net assets, ending	$284	$263

Units sold	-	-
Units redeemed	-	(1)
Net increase (decrease)	-	(1)
Units outstanding, beginning	241	242
Units outstanding, ending	241	241

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$239
Cost of units redeemed/account charges	(1)
Net investment income (loss)	12
Net realized gain (loss)	-
Realized gain distributions	24
Net change in unrealized appreciation (depreciation)	10
Net assets	$284

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	7.9%	12/31/2020	$1.18	0	$0	1.00%	8.2%	12/31/2020	$1.19	0	$0	0.75%	8.5%
12/31/2019	1.09	0	0	1.25%	14.5%	12/31/2019	1.09	0	0	1.00%	14.8%	12/31/2019	1.10	0	0	0.75%	15.1%
12/31/2018	0.95	0	0	1.25%	-4.8%	12/31/2018	0.95	0	0	1.00%	-4.7%	12/31/2018	0.95	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	8.7%	12/31/2020	$1.20	0	$0	0.25%	9.0%	12/31/2020	$1.21	0	$0	0.00%	9.3%
12/31/2019	1.10	0	0	0.50%	15.4%	12/31/2019	1.10	0	0	0.25%	15.7%	12/31/2019	1.11	0	0	0.00%	16.0%
12/31/2018	0.95	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.4%
2018	6.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,818	$8,532	801
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$8,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,819	7,450	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$8,819	7,450

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$179
Mortality & expense charges	(79)
Net investment income (loss)	100

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	312
Net change in unrealized appreciation (depreciation)	287
Net gain (loss)	599

Increase (decrease) in net assets from operations	$699

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$100	$91
Net realized gain (loss)	-	-
Realized gain distributions	312	162
Net change in unrealized appreciation (depreciation)	287	60

Increase (decrease) in net assets from operations	699	313

Contract owner transactions:
Proceeds from units sold	3,675	3,543
Cost of units redeemed	-	-
Account charges	(10)	(20)
Increase (decrease)	3,665	3,523
Net increase (decrease)	4,364	3,836
Net assets, beginning	4,455	619
Net assets, ending	$8,819	$4,455

Units sold	3,377	3,445
Units redeemed	(9)	(19)
Net increase (decrease)	3,368	3,426
Units outstanding, beginning	4,082	656
Units outstanding, ending	7,450	4,082

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,859
Cost of units redeemed/account charges	(35)
Net investment income (loss)	210
Net realized gain (loss)	-
Realized gain distributions	499
Net change in unrealized appreciation (depreciation)	286
Net assets	$8,819

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	7	$9	1.25%	8.5%	12/31/2020	$1.19	0	$0	1.00%	8.7%	12/31/2020	$1.20	0	$0	0.75%	9.0%
12/31/2019	1.09	4	4	1.25%	15.6%	12/31/2019	1.10	0	0	1.00%	15.9%	12/31/2019	1.10	0	0	0.75%	16.2%
12/31/2018	0.94	1	1	1.25%	-5.6%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	9.3%	12/31/2020	$1.21	0	$0	0.25%	9.5%	12/31/2020	$1.22	0	$0	0.00%	9.8%
12/31/2019	1.10	0	0	0.50%	16.5%	12/31/2019	1.11	0	0	0.25%	16.8%	12/31/2019	1.11	0	0	0.00%	17.1%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.7%
2019	4.8%
2018	6.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,822	$41,794	3,814
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$43,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,831	36,632	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$43,831	36,632

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$898
Mortality & expense charges	(494)
Net investment income (loss)	404

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	1,398
Net change in unrealized appreciation (depreciation)	2,023
Net gain (loss)	3,420

Increase (decrease) in net assets from operations	$3,824

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$404	$608
Net realized gain (loss)	(1)	(145)
Realized gain distributions	1,398	1,399
Net change in unrealized appreciation (depreciation)	2,023	3,107

Increase (decrease) in net assets from operations	3,824	4,969

Contract owner transactions:
Proceeds from units sold	1,194	12,597
Cost of units redeemed	-	(4,756)
Account charges	(10)	(24)
Increase (decrease)	1,184	7,817
Net increase (decrease)	5,008	12,786
Net assets, beginning	38,823	26,037
Net assets, ending	$43,831	$38,823

Units sold	1,084	12,344
Units redeemed	(9)	(4,693)
Net increase (decrease)	1,075	7,651
Units outstanding, beginning	35,557	27,906
Units outstanding, ending	36,632	35,557

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$40,879
Cost of units redeemed/account charges	(4,797)
Net investment income (loss)	1,756
Net realized gain (loss)	(146)
Realized gain distributions	4,111
Net change in unrealized appreciation (depreciation)	2,028
Net assets	$43,831

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	37	$44	1.25%	9.6%	12/31/2020	$1.20	0	$0	1.00%	9.9%	12/31/2020	$1.21	0	$0	0.75%	10.1%
12/31/2019	1.09	36	39	1.25%	17.0%	12/31/2019	1.10	0	0	1.00%	17.3%	12/31/2019	1.10	0	0	0.75%	17.6%
12/31/2018	0.93	28	26	1.25%	-6.7%	12/31/2018	0.93	0	0	1.00%	-6.6%	12/31/2018	0.93	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	10.4%	12/31/2020	$1.23	0	$0	0.25%	10.7%	12/31/2020	$1.23	0	$0	0.00%	11.0%
12/31/2019	1.10	0	0	0.50%	17.9%	12/31/2019	1.11	0	0	0.25%	18.2%	12/31/2019	1.11	0	0	0.00%	18.5%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.2%
2018	5.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,883	$86,647	7,729
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$91,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,902	75,404	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$91,902	75,404

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,668
Mortality & expense charges	(918)
Net investment income (loss)	750

Gain (loss) on investments:
Net realized gain (loss)	73
Realized gain distributions	3,134
Net change in unrealized appreciation (depreciation)	5,768
Net gain (loss)	8,975

Increase (decrease) in net assets from operations	$9,725

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$750	$1,024
Net realized gain (loss)	73	15
Realized gain distributions	3,134	3,007
Net change in unrealized appreciation (depreciation)	5,768	5,117

Increase (decrease) in net assets from operations	9,725	9,163

Contract owner transactions:
Proceeds from units sold	19,554	22,392
Cost of units redeemed	(6,304)	(3,693)
Account charges	(69)	(82)
Increase (decrease)	13,181	18,617
Net increase (decrease)	22,906	27,780
Net assets, beginning	68,996	41,216
Net assets, ending	$91,902	$68,996

Units sold	17,972	21,925
Units redeemed	(5,744)	(3,564)
Net increase (decrease)	12,228	18,361
Units outstanding, beginning	63,176	44,815
Units outstanding, ending	75,404	63,176

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$85,254
Cost of units redeemed/account charges	(10,168)
Net investment income (loss)	2,909
Net realized gain (loss)	87
Realized gain distributions	8,584
Net change in unrealized appreciation (depreciation)	5,236
Net assets	$91,902

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	75	$92	1.25%	11.6%	12/31/2020	$1.23	0	$0	1.00%	11.9%	12/31/2020	$1.23	0	$0	0.75%	12.2%
12/31/2019	1.09	63	69	1.25%	18.7%	12/31/2019	1.10	0	0	1.00%	19.0%	12/31/2019	1.10	0	0	0.75%	19.3%
12/31/2018	0.92	45	41	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	12.4%	12/31/2020	$1.25	0	$0	0.25%	12.7%	12/31/2020	$1.26	0	$0	0.00%	13.0%
12/31/2019	1.10	0	0	0.50%	19.6%	12/31/2019	1.11	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	3.1%
2018	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,505	$139,104	12,179
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$150,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,537	121,869	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$150,537	121,869

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,517
Mortality & expense charges	(1,419)
Net investment income (loss)	1,098

Gain (loss) on investments:
Net realized gain (loss)	(11)
Realized gain distributions	4,594
Net change in unrealized appreciation (depreciation)	11,821
Net gain (loss)	16,404

Increase (decrease) in net assets from operations	$17,502

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,098	$1,371
Net realized gain (loss)	(11)	(31)
Realized gain distributions	4,594	4,615
Net change in unrealized appreciation (depreciation)	11,821	6,529

Increase (decrease) in net assets from operations	17,502	12,484

Contract owner transactions:
Proceeds from units sold	37,777	36,157
Cost of units redeemed	-	-
Account charges	(60)	(126)
Increase (decrease)	37,717	36,031
Net increase (decrease)	55,219	48,515
Net assets, beginning	95,318	46,803
Net assets, ending	$150,537	$95,318

Units sold	34,760	35,693
Units redeemed	(61)	(121)
Net increase (decrease)	34,699	35,572
Units outstanding, beginning	87,170	51,598
Units outstanding, ending	121,869	87,170

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$123,533
Cost of units redeemed/account charges	(216)
Net investment income (loss)	3,686
Net realized gain (loss)	(44)
Realized gain distributions	12,177
Net change in unrealized appreciation (depreciation)	11,401
Net assets	$150,537

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	122	$151	1.25%	13.0%	12/31/2020	$1.24	0	$0	1.00%	13.2%	12/31/2020	$1.25	0	$0	0.75%	13.5%
12/31/2019	1.09	87	95	1.25%	20.5%	12/31/2019	1.10	0	0	1.00%	20.9%	12/31/2019	1.10	0	0	0.75%	21.2%
12/31/2018	0.91	52	47	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	13.8%	12/31/2020	$1.26	0	$0	0.25%	14.1%	12/31/2020	$1.27	0	$0	0.00%	14.4%
12/31/2019	1.10	0	0	0.50%	21.5%	12/31/2019	1.11	0	0	0.25%	21.8%	12/31/2019	1.11	0	0	0.00%	22.1%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-9.0%	12/31/2018	0.91	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	3.2%
2018	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$428,450	$395,502	34,065
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$428,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,542	343,870	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$428,542	343,870

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,867
Mortality & expense charges	(4,312)
Net investment income (loss)	2,555

Gain (loss) on investments:
Net realized gain (loss)	(104)
Realized gain distributions	13,212
Net change in unrealized appreciation (depreciation)	37,850
Net gain (loss)	50,958

Increase (decrease) in net assets from operations	$53,513

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,555	$4,060
Net realized gain (loss)	(104)	(141)
Realized gain distributions	13,212	18,156
Net change in unrealized appreciation (depreciation)	37,850	28,701

Increase (decrease) in net assets from operations	53,513	50,776

Contract owner transactions:
Proceeds from units sold	54,177	66,813
Cost of units redeemed	-	-
Account charges	(130)	(248)
Increase (decrease)	54,047	66,565
Net increase (decrease)	107,560	117,341
Net assets, beginning	320,982	203,641
Net assets, ending	$428,542	$320,982

Units sold	50,386	66,591
Units redeemed	(135)	(240)
Net increase (decrease)	50,251	66,351
Units outstanding, beginning	293,619	227,268
Units outstanding, ending	343,870	293,619

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$338,742
Cost of units redeemed/account charges	(439)
Net investment income (loss)	11,714
Net realized gain (loss)	(256)
Realized gain distributions	45,833
Net change in unrealized appreciation (depreciation)	32,948
Net assets	$428,542

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	344	$429	1.25%	14.0%	12/31/2020	$1.25	0	$0	1.00%	14.3%	12/31/2020	$1.26	0	$0	0.75%	14.6%
12/31/2019	1.09	294	321	1.25%	22.0%	12/31/2019	1.10	0	0	1.00%	22.3%	12/31/2019	1.10	0	0	0.75%	22.6%
12/31/2018	0.90	227	204	1.25%	-10.4%	12/31/2018	0.90	0	0	1.00%	-10.3%	12/31/2018	0.90	0	0	0.75%	-10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	14.9%	12/31/2020	$1.28	0	$0	0.25%	15.1%	12/31/2020	$1.28	0	$0	0.00%	15.4%
12/31/2019	1.10	0	0	0.50%	22.9%	12/31/2019	1.11	0	0	0.25%	23.2%	12/31/2019	1.11	0	0	0.00%	23.5%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.8%
2018	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,452	$271,634	23,223
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$300,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$300,516	239,192	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$300,516	239,192

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,370
Mortality & expense charges	(2,952)
Net investment income (loss)	1,418

Gain (loss) on investments:
Net realized gain (loss)	(15)
Realized gain distributions	7,832
Net change in unrealized appreciation (depreciation)	30,995
Net gain (loss)	38,812

Increase (decrease) in net assets from operations	$40,230

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,418	$2,671
Net realized gain (loss)	(15)	(94)
Realized gain distributions	7,832	13,334
Net change in unrealized appreciation (depreciation)	30,995	19,261

Increase (decrease) in net assets from operations	40,230	35,172

Contract owner transactions:
Proceeds from units sold	46,393	62,041
Cost of units redeemed	(6,729)	-
Account charges	(69)	(149)
Increase (decrease)	39,595	61,892
Net increase (decrease)	79,825	97,064
Net assets, beginning	220,691	123,627
Net assets, ending	$300,516	$220,691

Units sold	43,681	62,324
Units redeemed	(6,115)	(145)
Net increase (decrease)	37,566	62,179
Units outstanding, beginning	201,626	139,447
Units outstanding, ending	239,192	201,626

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$241,465
Cost of units redeemed/account charges	(6,983)
Net investment income (loss)	7,066
Net realized gain (loss)	(116)
Realized gain distributions	30,266
Net change in unrealized appreciation (depreciation)	28,818
Net assets	$300,516

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	239	$301	1.25%	14.8%	12/31/2020	$1.26	0	$0	1.00%	15.1%	12/31/2020	$1.27	0	$0	0.75%	15.4%
12/31/2019	1.09	202	221	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	139	124	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	15.6%	12/31/2020	$1.29	0	$0	0.25%	15.9%	12/31/2020	$1.29	0	$0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.8%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,887	$74,071	6,328
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$82,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,904	65,999	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$82,904	65,999

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,201
Mortality & expense charges	(755)
Net investment income (loss)	446

Gain (loss) on investments:
Net realized gain (loss)	(840)
Realized gain distributions	2,089
Net change in unrealized appreciation (depreciation)	9,394
Net gain (loss)	10,643

Increase (decrease) in net assets from operations	$11,089

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$446	$879
Net realized gain (loss)	(840)	(34)
Realized gain distributions	2,089	4,306
Net change in unrealized appreciation (depreciation)	9,394	6,597

Increase (decrease) in net assets from operations	11,089	11,748

Contract owner transactions:
Proceeds from units sold	20,770	20,108
Cost of units redeemed	-	(22,645)
Account charges	(50)	(112)
Increase (decrease)	20,720	(2,649)
Net increase (decrease)	31,809	9,099
Net assets, beginning	51,095	41,996
Net assets, ending	$82,904	$51,095

Units sold	19,384	20,111
Units redeemed	(53)	(20,792)
Net increase (decrease)	19,331	(681)
Units outstanding, beginning	46,668	47,349
Units outstanding, ending	65,999	46,668

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$86,093
Cost of units redeemed/account charges	(22,833)
Net investment income (loss)	2,325
Net realized gain (loss)	(876)
Realized gain distributions	9,379
Net change in unrealized appreciation (depreciation)	8,816
Net assets	$82,904

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	66	$83	1.25%	14.7%	12/31/2020	$1.26	0	$0	1.00%	15.0%	12/31/2020	$1.27	0	$0	0.75%	15.3%
12/31/2019	1.09	47	51	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	47	42	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	15.6%	12/31/2020	$1.29	0	$0	0.25%	15.9%	12/31/2020	$1.29	0	$0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	3.5%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,509	$39,417	3,421
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$44,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,518	35,463	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$44,518	35,463

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$642
Mortality & expense charges	(380)
Net investment income (loss)	262

Gain (loss) on investments:
Net realized gain (loss)	(10)
Realized gain distributions	999
Net change in unrealized appreciation (depreciation)	4,936
Net gain (loss)	5,925

Increase (decrease) in net assets from operations	$6,187

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$262	$325
Net realized gain (loss)	(10)	(10)
Realized gain distributions	999	1,246
Net change in unrealized appreciation (depreciation)	4,936	548

Increase (decrease) in net assets from operations	6,187	2,109

Contract owner transactions:
Proceeds from units sold	16,579	17,376
Cost of units redeemed	-	-
Account charges	(70)	(120)
Increase (decrease)	16,509	17,256
Net increase (decrease)	22,696	19,365
Net assets, beginning	21,822	2,457
Net assets, ending	$44,518	$21,822

Units sold	15,600	17,280
Units redeemed	(74)	(116)
Net increase (decrease)	15,526	17,164
Units outstanding, beginning	19,937	2,773
Units outstanding, ending	35,463	19,937

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$36,588
Cost of units redeemed/account charges	(210)
Net investment income (loss)	646
Net realized gain (loss)	(20)
Realized gain distributions	2,422
Net change in unrealized appreciation (depreciation)	5,092
Net assets	$44,518

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	35	$45	1.25%	14.7%	12/31/2020	$1.26	0	$0	1.00%	15.0%	12/31/2020	$1.27	0	$0	0.75%	15.3%
12/31/2019	1.09	20	22	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	3	2	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	15.6%	12/31/2020	$1.29	0	$0	0.25%	15.8%	12/31/2020	$1.29	0	$0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.8%	12/31/2019	1.11	0	0	0.00%	25.1%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.1%	12/31/2018	0.89	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	3.9%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,884	$28,096	2,284
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$31,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,890	25,408	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$31,890	25,408

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$452
Mortality & expense charges	(266)
Net investment income (loss)	186

Gain (loss) on investments:
Net realized gain (loss)	535
Realized gain distributions	513
Net change in unrealized appreciation (depreciation)	2,992
Net gain (loss)	4,040

Increase (decrease) in net assets from operations	$4,226

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$186	$342
Net realized gain (loss)	535	(5)
Realized gain distributions	513	1,073
Net change in unrealized appreciation (depreciation)	2,992	1,312

Increase (decrease) in net assets from operations	4,226	2,722

Contract owner transactions:
Proceeds from units sold	11,301	18,247
Cost of units redeemed	-	(8,494)
Account charges	(60)	(134)
Increase (decrease)	11,241	9,619
Net increase (decrease)	15,467	12,341
Net assets, beginning	16,423	4,082
Net assets, ending	$31,890	$16,423

Units sold	10,470	18,287
Units redeemed	(63)	(7,889)
Net increase (decrease)	10,407	10,398
Units outstanding, beginning	15,001	4,603
Units outstanding, ending	25,408	15,001

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,915
Cost of units redeemed/account charges	(8,722)
Net investment income (loss)	621
Net realized gain (loss)	530
Realized gain distributions	1,758
Net change in unrealized appreciation (depreciation)	3,788
Net assets	$31,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	25	$32	1.25%	14.6%	12/31/2020	$1.26	0	$0	1.00%	14.9%	12/31/2020	$1.27	0	$0	0.75%	15.2%
12/31/2019	1.09	15	16	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%
12/31/2018	0.89	5	4	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	15.5%	12/31/2020	$1.29	0	$0	0.25%	15.8%	12/31/2020	$1.29	0	$0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	5.2%
2018	4.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Bond Fund R6 Class - 06-3HM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,431	$24,463	1,489
Receivables: investments sold	625
Payables: investments purchased	-
Net assets	$25,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,056	21,413	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$25,056	21,413

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$220
Mortality & expense charges	(50)
Net investment income (loss)	170

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	254
Net change in unrealized appreciation (depreciation)	(29)
Net gain (loss)	229

Increase (decrease) in net assets from operations	$399

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$170	$24
Net realized gain (loss)	4	99
Realized gain distributions	254	2
Net change in unrealized appreciation (depreciation)	(29)	(22)

Increase (decrease) in net assets from operations	399	103

Contract owner transactions:
Proceeds from units sold	39,339	2,694
Cost of units redeemed	(17,370)	(5,151)
Account charges	(4)	(1)
Increase (decrease)	21,965	(2,458)
Net increase (decrease)	22,364	(2,355)
Net assets, beginning	2,692	5,047
Net assets, ending	$25,056	$2,692

Units sold	33,835	2,488
Units redeemed	(14,906)	(5,086)
Net increase (decrease)	18,929	(2,598)
Units outstanding, beginning	2,484	5,082
Units outstanding, ending	21,413	2,484

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$47,065
Cost of units redeemed/account charges	(22,531)
Net investment income (loss)	195
Net realized gain (loss)	103
Realized gain distributions	256
Net change in unrealized appreciation (depreciation)	(32)
Net assets	$25,056

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	21	$25	1.25%	8.0%	12/31/2020	$1.18	0	$0	1.00%	8.2%	12/31/2020	$1.18	0	$0	0.75%	8.5%
12/31/2019	1.08	2	3	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.09	0	0	0.75%	9.7%
12/31/2018	0.99	5	5	1.25%	-0.7%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	8.8%	12/31/2020	$1.20	0	$0	0.25%	9.0%	12/31/2020	$1.21	0	$0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.3%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.9%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class - 06-3HP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(2)
Net realized gain (loss)	-	8
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	7

Increase (decrease) in net assets from operations	-	13

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	(197)
Account charges	-	-
Increase (decrease)	-	(197)
Net increase (decrease)	-	(184)
Net assets, beginning	-	184
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	(186)
Net increase (decrease)	-	(186)
Units outstanding, beginning	-	186
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$186
Cost of units redeemed/account charges	(197)
Net investment income (loss)	2
Net realized gain (loss)	8
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	6.6%	12/31/2020	$1.14	0	$0	1.00%	6.8%	12/31/2020	$1.15	0	$0	0.75%	7.1%
12/31/2019	1.07	0	0	1.25%	7.7%	12/31/2019	1.07	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.3%
12/31/2018	0.99	0	0	1.25%	-1.1%	12/31/2018	0.99	0	0	1.00%	-1.0%	12/31/2018	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	7.4%	12/31/2020	$1.16	0	$0	0.25%	7.7%	12/31/2020	$1.17	0	$0	0.00%	7.9%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.08	0	0	0.00%	9.1%
12/31/2018	0.99	0	0	0.50%	-0.8%	12/31/2018	0.99	0	0	0.25%	-0.7%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	4.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,690	$117,607	10,040
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$128,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,717	102,548	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$128,717	102,548

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,902
Mortality & expense charges	(1,949)
Net investment income (loss)	(47)

Gain (loss) on investments:
Net realized gain (loss)	8,252
Realized gain distributions	3,926
Net change in unrealized appreciation (depreciation)	13,629
Net gain (loss)	25,807

Increase (decrease) in net assets from operations	$25,760

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47)	$1,766
Net realized gain (loss)	8,252	(92)
Realized gain distributions	3,926	8,953
Net change in unrealized appreciation (depreciation)	13,629	12,721

Increase (decrease) in net assets from operations	25,760	23,348

Contract owner transactions:
Proceeds from units sold	34,696	36,469
Cost of units redeemed	(77,996)	(259)
Account charges	(113)	(135)
Increase (decrease)	(43,413)	36,075
Net increase (decrease)	(17,653)	59,423
Net assets, beginning	146,370	86,947
Net assets, ending	$128,717	$146,370

Units sold	32,190	36,397
Units redeemed	(63,406)	(393)
Net increase (decrease)	(31,216)	36,004
Units outstanding, beginning	133,764	97,760
Units outstanding, ending	102,548	133,764

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$164,575
Cost of units redeemed/account charges	(78,536)
Net investment income (loss)	3,825
Net realized gain (loss)	8,155
Realized gain distributions	19,615
Net change in unrealized appreciation (depreciation)	11,083
Net assets	$128,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	103	$129	1.25%	14.7%	12/31/2020	$1.26	0	$0	1.00%	15.0%	12/31/2020	$1.27	0	$0	0.75%	15.3%
12/31/2019	1.09	134	146	1.25%	23.0%	12/31/2019	1.10	0	0	1.00%	23.3%	12/31/2019	1.10	0	0	0.75%	23.6%
12/31/2018	0.89	98	87	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	15.6%	12/31/2020	$1.29	0	$0	0.25%	15.9%	12/31/2020	$1.29	0	$0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.0%	12/31/2019	1.11	0	0	0.25%	24.3%	12/31/2019	1.11	0	0	0.00%	24.6%
12/31/2018	0.89	0	0	0.50%	-10.8%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.8%
2018	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	1.25%	34.2%	12/31/2020	$1.52	0	$0	1.00%	34.5%	12/31/2020	$1.53	0	$0	0.75%	34.8%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	35.2%	12/31/2020	$1.54	0	$0	0.25%	35.5%	12/31/2020	$1.55	0	$0	0.00%	35.9%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.9%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	19.5%	12/31/2020	$1.36	0	$0	1.00%	19.8%	12/31/2020	$1.37	0	$0	0.75%	20.1%
12/31/2019	1.13	0	0	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	20.4%	12/31/2020	$1.38	0	$0	0.25%	20.7%	12/31/2020	$1.39	0	$0	0.00%	21.0%
12/31/2019	1.14	0	0	0.50%	14.1%	12/31/2019	1.14	0	0	0.25%	14.4%	12/31/2019	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG International Equity Fund R6 Class - 06-3X6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	1.25%	23.8%	12/31/2020	$1.40	0	$0	1.00%	24.1%	12/31/2020	$1.41	0	$0	0.75%	24.4%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	24.7%	12/31/2020	$1.42	0	$0	0.25%	25.0%	12/31/2020	$1.42	0	$0	0.00%	25.3%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.5%	12/31/2019	1.14	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	7.5%	12/31/2020	$1.16	0	$0	1.00%	7.7%	12/31/2020	$1.16	0	$0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	8.3%	12/31/2020	$1.17	0	$0	0.25%	8.6%	12/31/2020	$1.18	0	$0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	1.25%	17.2%	12/31/2020	$1.35	0	$0	1.00%	17.5%	12/31/2020	$1.36	0	$0	0.75%	17.8%
12/31/2019	1.15	0	0	1.25%	15.0%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	18.1%	12/31/2020	$1.37	0	$0	0.25%	18.3%	12/31/2020	$1.37	0	$0	0.00%	18.6%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG All Cap Core Fund R6 Class - 06-3X9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	1.25%	17.8%	12/31/2020	$1.35	0	$0	1.00%	18.1%	12/31/2020	$1.36	0	$0	0.75%	18.4%
12/31/2019	1.14	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.4%	12/31/2019	1.15	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	18.7%	12/31/2020	$1.37	0	$0	0.25%	19.0%	12/31/2020	$1.37	0	$0	0.00%	19.3%
12/31/2019	1.15	0	0	0.50%	14.7%	12/31/2019	1.15	0	0	0.25%	14.9%	12/31/2019	1.15	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	5.3%	12/31/2020	$1.08	0	$0	1.00%	5.5%	12/31/2020	$1.08	0	$0	0.75%	5.8%
12/31/2019	1.02	0	0	1.25%	2.1%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	6.1%	12/31/2020	$1.09	0	$0	0.25%	6.3%	12/31/2020	$1.10	0	$0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	2.5%	12/31/2019	1.03	0	0	0.25%	2.7%	12/31/2019	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	1.25%	8.4%	12/31/2020	$1.11	0	$0	1.00%	8.7%	12/31/2020	$1.11	0	$0	0.75%	9.0%
12/31/2019	1.02	0	0	1.25%	1.8%	12/31/2019	1.02	0	0	1.00%	1.8%	12/31/2019	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	9.3%	12/31/2020	$1.12	0	$0	0.25%	9.5%	12/31/2020	$1.12	0	$0	0.00%	9.8%
12/31/2019	1.02	0	0	0.50%	1.9%	12/31/2019	1.02	0	0	0.25%	2.0%	12/31/2019	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Balanced Fund R6 Class - 06-3TF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	15.0%	12/31/2020	$1.34	0	$0	1.00%	15.3%	12/31/2020	$1.34	0	$0	0.75%	15.6%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	16.0%	12/31/2019	1.16	0	0	0.75%	16.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	15.9%	12/31/2020	$1.36	0	$0	0.25%	16.2%	12/31/2020	$1.36	0	$0	0.00%	16.5%
12/31/2019	1.17	0	0	0.50%	16.5%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Aggressive R6 Class - 06-4FG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	17.9%	12/31/2020	$1.27	0	$0	1.00%	18.2%	12/31/2020	$1.27	0	$0	0.75%	18.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	18.8%	12/31/2020	$1.28	0	$0	0.25%	19.1%	12/31/2020	$1.29	0	$0	0.00%	19.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Moderate R6 Class - 06-4F9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	10.9%	12/31/2020	$1.15	0	$0	1.00%	11.2%	12/31/2020	$1.15	0	$0	0.75%	11.5%
12/31/2019	1.03	0	0	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	11.7%	12/31/2020	$1.16	0	$0	0.25%	12.0%	12/31/2020	$1.16	0	$0	0.00%	12.3%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Balanced R6 Class - 06-4FC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	13.9%	12/31/2020	$1.20	0	$0	1.00%	14.2%	12/31/2020	$1.20	0	$0	0.75%	14.5%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	14.8%	12/31/2020	$1.21	0	$0	0.25%	15.1%	12/31/2020	$1.21	0	$0	0.00%	15.4%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	4.9%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Growth R6 Class - 06-4FF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	16.2%	12/31/2020	$1.24	0	$0	1.00%	16.5%	12/31/2020	$1.24	0	$0	0.75%	16.8%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	17.1%	12/31/2020	$1.25	0	$0	0.25%	17.4%	12/31/2020	$1.25	0	$0	0.00%	17.7%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.06	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Equity Income Fund R4 Class - 06-FXX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,458	$233,884	14,205
Receivables: investments sold	3,665
Payables: investments purchased	-
Net assets	$280,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$258,524	194,210	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	21,599	15,526	1.39
Total	$280,123	209,736

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,435
Mortality & expense charges	(2,607)
Net investment income (loss)	1,828

Gain (loss) on investments:
Net realized gain (loss)	(11,661)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,013
Net gain (loss)	7,352

Increase (decrease) in net assets from operations	$9,180

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,828	$1,221
Net realized gain (loss)	(11,661)	20
Realized gain distributions	-	2,162
Net change in unrealized appreciation (depreciation)	19,013	36,396

Increase (decrease) in net assets from operations	9,180	39,799

Contract owner transactions:
Proceeds from units sold	204,351	63,541
Cost of units redeemed	(150,676)	(57,565)
Account charges	(304)	(756)
Increase (decrease)	53,371	5,220
Net increase (decrease)	62,551	45,019
Net assets, beginning	217,572	172,553
Net assets, ending	$280,123	$217,572

Units sold	185,921	53,434
Units redeemed	(143,445)	(51,640)
Net increase (decrease)	42,476	1,794
Units outstanding, beginning	167,260	165,466
Units outstanding, ending	209,736	167,260

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$461,894
Cost of units redeemed/account charges	(223,931)
Net investment income (loss)	4,199
Net realized gain (loss)	(11,733)
Realized gain distributions	7,120
Net change in unrealized appreciation (depreciation)	42,574
Net assets	$280,123

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	194	$259	1.25%	2.3%	12/31/2020	$1.34	0	$0	1.00%	2.6%	12/31/2020	$1.35	0	$0	0.75%	2.8%
12/31/2019	1.30	167	218	1.25%	24.7%	12/31/2019	1.31	0	0	1.00%	25.0%	12/31/2019	1.32	0	0	0.75%	25.4%
12/31/2018	1.04	165	173	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.05	0	0	0.75%	-5.2%
12/31/2017	1.11	0	0	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	3.1%	12/31/2020	$1.38	0	$0	0.25%	3.4%	12/31/2020	$1.39	16	$22	0.00%	3.6%
12/31/2019	1.33	0	0	0.50%	25.7%	12/31/2019	1.33	0	0	0.25%	26.0%	12/31/2019	1.34	0	0	0.00%	26.3%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.06	0	0	0.25%	-4.7%	12/31/2018	1.06	0	0	0.00%	-4.5%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.1%	12/31/2017	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.8%
2018	2.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Equity Income Fund R6 Class - 06-FXY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,527,911	$11,924,883	686,123
Receivables: investments sold	9,303
Payables: investments purchased	-
Net assets	$13,537,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,537,214	10,077,611	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$13,537,214	10,077,611

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$244,363
Mortality & expense charges	(132,695)
Net investment income (loss)	111,668

Gain (loss) on investments:
Net realized gain (loss)	(79,032)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	857,966
Net gain (loss)	778,934

Increase (decrease) in net assets from operations	$890,602

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111,668	$51,331
Net realized gain (loss)	(79,032)	138,249
Realized gain distributions	-	97,453
Net change in unrealized appreciation (depreciation)	857,966	773,382

Increase (decrease) in net assets from operations	890,602	1,060,415

Contract owner transactions:
Proceeds from units sold	8,413,722	8,462,692
Cost of units redeemed	(5,022,815)	(1,061,862)
Account charges	(8,392)	(3,595)
Increase (decrease)	3,382,515	7,397,235
Net increase (decrease)	4,273,117	8,457,650
Net assets, beginning	9,264,097	806,447
Net assets, ending	$13,537,214	$9,264,097

Units sold	7,444,466	7,136,696
Units redeemed	(4,441,806)	(831,748)
Net increase (decrease)	3,002,660	6,304,948
Units outstanding, beginning	7,074,951	770,003
Units outstanding, ending	10,077,611	7,074,951

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,717,369
Cost of units redeemed/account charges	(6,113,828)
Net investment income (loss)	165,333
Net realized gain (loss)	59,546
Realized gain distributions	105,766
Net change in unrealized appreciation (depreciation)	1,603,028
Net assets	$13,537,214

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	10,078	$13,537	1.25%	2.6%	12/31/2020	$1.36	0	$0	1.00%	2.8%	12/31/2020	$1.37	0	$0	0.75%	3.1%
12/31/2019	1.31	7,075	9,264	1.25%	25.0%	12/31/2019	1.32	0	0	1.00%	25.3%	12/31/2019	1.33	0	0	0.75%	25.7%
12/31/2018	1.05	770	806	1.25%	-5.4%	12/31/2018	1.05	0	0	1.00%	-5.2%	12/31/2018	1.06	0	0	0.75%	-5.0%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	3.4%	12/31/2020	$1.39	0	$0	0.25%	3.6%	12/31/2020	$1.40	0	$0	0.00%	3.9%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.3%	12/31/2019	1.35	0	0	0.00%	26.6%
12/31/2018	1.06	0	0	0.50%	-4.7%	12/31/2018	1.06	0	0	0.25%	-4.5%	12/31/2018	1.07	0	0	0.00%	-4.2%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.3%	12/31/2017	1.11	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.0%
2018	1.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Government Bond Fund R4 Class - 06-FYC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$198
Mortality & expense charges	(193)
Net investment income (loss)	5

Gain (loss) on investments:
Net realized gain (loss)	(403)
Realized gain distributions	74
Net change in unrealized appreciation (depreciation)	6
Net gain (loss)	(323)

Increase (decrease) in net assets from operations	$(318)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5	$831
Net realized gain (loss)	(403)	7,511
Realized gain distributions	74	-
Net change in unrealized appreciation (depreciation)	6	(3,263)

Increase (decrease) in net assets from operations	(318)	5,079

Contract owner transactions:
Proceeds from units sold	56,353	15,827
Cost of units redeemed	(56,653)	(101,860)
Account charges	(56)	(8)
Increase (decrease)	(356)	(86,041)
Net increase (decrease)	(674)	(80,962)
Net assets, beginning	674	81,636
Net assets, ending	$-	$674

Units sold	51,212	15,513
Units redeemed	(51,861)	(97,631)
Net increase (decrease)	(649)	(82,118)
Units outstanding, beginning	649	82,767
Units outstanding, ending	-	649

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$263,692
Cost of units redeemed/account charges	(272,542)
Net investment income (loss)	1,669
Net realized gain (loss)	7,107
Realized gain distributions	74
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	5.4%	12/31/2020	$1.10	0	$0	1.00%	5.7%	12/31/2020	$1.11	0	$0	0.75%	5.9%
12/31/2019	1.04	1	1	1.25%	5.2%	12/31/2019	1.04	0	0	1.00%	5.5%	12/31/2019	1.05	0	0	0.75%	5.8%
12/31/2018	0.99	83	82	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.4%	12/31/2018	0.99	0	0	0.75%	-0.1%
12/31/2017	0.99	0	0	1.25%	-0.7%	12/31/2017	0.99	0	0	1.00%	-0.6%	12/31/2017	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	6.2%	12/31/2020	$1.13	0	$0	0.25%	6.5%	12/31/2020	$1.14	0	$0	0.00%	6.7%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.07	0	0	0.00%	6.6%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.4%	12/31/2018	1.01	0	0	0.00%	0.6%
12/31/2017	1.00	0	0	0.50%	-0.4%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	58.8%
2019	4.7%
2018	3.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Government Bond Fund R6 Class - 06-FYF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,192	$16,195	1,437
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$16,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,198	14,664	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$16,198	14,664

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$740
Mortality & expense charges	(516)
Net investment income (loss)	224

Gain (loss) on investments:
Net realized gain (loss)	2,335
Realized gain distributions	12
Net change in unrealized appreciation (depreciation)	5
Net gain (loss)	2,352

Increase (decrease) in net assets from operations	$2,576

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$224	$915
Net realized gain (loss)	2,335	5,235
Realized gain distributions	12	-
Net change in unrealized appreciation (depreciation)	5	(77)

Increase (decrease) in net assets from operations	2,576	6,073

Contract owner transactions:
Proceeds from units sold	64,574	142,206
Cost of units redeemed	(61,582)	(142,020)
Account charges	(29)	(81)
Increase (decrease)	2,963	105
Net increase (decrease)	5,539	6,178
Net assets, beginning	10,659	4,481
Net assets, ending	$16,198	$10,659

Units sold	59,979	141,442
Units redeemed	(55,520)	(135,763)
Net increase (decrease)	4,459	5,679
Units outstanding, beginning	10,205	4,526
Units outstanding, ending	14,664	10,205

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$245,652
Cost of units redeemed/account charges	(238,115)
Net investment income (loss)	1,252
Net realized gain (loss)	7,400
Realized gain distributions	12
Net change in unrealized appreciation (depreciation)	(3)
Net assets	$16,198

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	15	$16	1.25%	5.8%	12/31/2020	$1.11	0	$0	1.00%	6.0%	12/31/2020	$1.12	0	$0	0.75%	6.3%
12/31/2019	1.04	10	11	1.25%	5.5%	12/31/2019	1.05	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	6.0%
12/31/2018	0.99	5	4	1.25%	-0.4%	12/31/2018	0.99	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.1%
12/31/2017	0.99	0	0	1.25%	-0.6%	12/31/2017	1.00	0	0	1.00%	-0.5%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	6.5%	12/31/2020	$1.14	0	$0	0.25%	6.8%	12/31/2020	$1.15	0	$0	0.00%	7.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.08	0	0	0.00%	6.8%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.6%	12/31/2018	1.01	0	0	0.00%	0.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.5%
2019	22.4%
2018	8.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,546,030	$3,569,001	86,968
Receivables: investments sold	-
Payables: investments purchased	(79,303)
Net assets	$4,466,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,466,727	2,138,343	$2.09
Band 100	-	-	2.11
Band 75	-	-	2.13
Band 50	-	-	2.14
Band 25	-	-	2.16
Band 0	-	-	2.18
Total	$4,466,727	2,138,343

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$540
Mortality & expense charges	(46,288)
Net investment income (loss)	(45,748)

Gain (loss) on investments:
Net realized gain (loss)	376,354
Realized gain distributions	495,765
Net change in unrealized appreciation (depreciation)	726,662
Net gain (loss)	1,598,781

Increase (decrease) in net assets from operations	$1,553,033

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45,748)	$(29,064)
Net realized gain (loss)	376,354	16,011
Realized gain distributions	495,765	207,100
Net change in unrealized appreciation (depreciation)	726,662	468,721

Increase (decrease) in net assets from operations	1,553,033	662,768

Contract owner transactions:
Proceeds from units sold	1,809,905	1,446,185
Cost of units redeemed	(1,961,268)	(381,972)
Account charges	(1,302)	(1,508)
Increase (decrease)	(152,665)	1,062,705
Net increase (decrease)	1,400,368	1,725,473
Net assets, beginning	3,066,359	1,340,886
Net assets, ending	$4,466,727	$3,066,359

Units sold	1,143,295	1,149,034
Units redeemed	(1,153,004)	(295,520)
Net increase (decrease)	(9,709)	853,514
Units outstanding, beginning	2,148,052	1,294,538
Units outstanding, ending	2,138,343	2,148,052

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,268,467
Cost of units redeemed/account charges	(2,923,437)
Net investment income (loss)	(91,564)
Net realized gain (loss)	428,345
Realized gain distributions	807,887
Net change in unrealized appreciation (depreciation)	977,029
Net assets	$4,466,727

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	2,138	$4,467	1.25%	46.3%	12/31/2020	$2.11	0	$0	1.00%	46.7%	12/31/2020	$2.13	0	$0	0.75%	47.1%
12/31/2019	1.43	2,148	3,066	1.25%	37.8%	12/31/2019	1.44	0	0	1.00%	38.2%	12/31/2019	1.45	0	0	0.75%	38.5%
12/31/2018	1.04	1,295	1,341	1.25%	-6.4%	12/31/2018	1.04	0	0	1.00%	-6.1%	12/31/2018	1.04	0	0	0.75%	-5.9%
12/31/2017	1.11	701	775	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	0	$0	0.50%	47.4%	12/31/2020	$2.16	0	$0	0.25%	47.8%	12/31/2020	$2.18	0	$0	0.00%	48.2%
12/31/2019	1.45	0	0	0.50%	38.9%	12/31/2019	1.46	0	0	0.25%	39.2%	12/31/2019	1.47	0	0	0.00%	39.5%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.05	0	0	0.25%	-5.4%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,037,617	$5,560,493	132,214
Receivables: investments sold	-
Payables: investments purchased	(58,011)
Net assets	$6,979,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,979,606	3,311,092	$2.11
Band 100	-	-	2.13
Band 75	-	-	2.15
Band 50	-	-	2.16
Band 25	-	-	2.18
Band 0	-	-	2.20
Total	$6,979,606	3,311,092

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,415
Mortality & expense charges	(59,078)
Net investment income (loss)	(49,663)

Gain (loss) on investments:
Net realized gain (loss)	130,130
Realized gain distributions	641,200
Net change in unrealized appreciation (depreciation)	1,246,924
Net gain (loss)	2,018,254

Increase (decrease) in net assets from operations	$1,968,591

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,663)	$(44,846)
Net realized gain (loss)	130,130	11,053
Realized gain distributions	641,200	278,139
Net change in unrealized appreciation (depreciation)	1,246,924	809,952

Increase (decrease) in net assets from operations	1,968,591	1,054,298

Contract owner transactions:
Proceeds from units sold	2,034,364	1,239,688
Cost of units redeemed	(1,254,107)	(609,234)
Account charges	(3,044)	(2,312)
Increase (decrease)	777,213	628,142
Net increase (decrease)	2,745,804	1,682,440
Net assets, beginning	4,233,802	2,551,362
Net assets, ending	$6,979,606	$4,233,802

Units sold	1,160,663	977,285
Units redeemed	(795,364)	(485,246)
Net increase (decrease)	365,299	492,039
Units outstanding, beginning	2,945,793	2,453,754
Units outstanding, ending	3,311,092	2,945,793

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,349,083
Cost of units redeemed/account charges	(2,958,996)
Net investment income (loss)	(110,959)
Net realized gain (loss)	119,616
Realized gain distributions	1,103,738
Net change in unrealized appreciation (depreciation)	1,477,124
Net assets	$6,979,606

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	3,311	$6,980	1.25%	46.7%	12/31/2020	$2.13	0	$0	1.00%	47.0%	12/31/2020	$2.15	0	$0	0.75%	47.4%
12/31/2019	1.44	2,946	4,234	1.25%	38.2%	12/31/2019	1.45	0	0	1.00%	38.6%	12/31/2019	1.46	0	0	0.75%	38.9%
12/31/2018	1.04	2,454	2,551	1.25%	-6.2%	12/31/2018	1.04	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	104	115	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	0	$0	0.50%	47.8%	12/31/2020	$2.18	0	$0	0.25%	48.1%	12/31/2020	$2.20	0	$0	0.00%	48.5%
12/31/2019	1.46	0	0	0.50%	39.3%	12/31/2019	1.47	0	0	0.25%	39.6%	12/31/2019	1.48	0	0	0.00%	40.0%
12/31/2018	1.05	0	0	0.50%	-5.4%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,301	$33,850	892
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$32,300

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,300	28,109	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$32,300	28,109

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$347
Mortality & expense charges	(356)
Net investment income (loss)	(9)

Gain (loss) on investments:
Net realized gain (loss)	(1,943)
Realized gain distributions	1,978
Net change in unrealized appreciation (depreciation)	(1,417)
Net gain (loss)	(1,382)

Increase (decrease) in net assets from operations	$(1,391)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9)	$(37)
Net realized gain (loss)	(1,943)	(160)
Realized gain distributions	1,978	1,325
Net change in unrealized appreciation (depreciation)	(1,417)	5,922

Increase (decrease) in net assets from operations	(1,391)	7,050

Contract owner transactions:
Proceeds from units sold	4,166	5,974
Cost of units redeemed	(5,866)	(5,242)
Account charges	-	-
Increase (decrease)	(1,700)	732
Net increase (decrease)	(3,091)	7,782
Net assets, beginning	35,391	27,609
Net assets, ending	$32,300	$35,391

Units sold	4,320	5,545
Units redeemed	(6,679)	(4,729)
Net increase (decrease)	(2,359)	816
Units outstanding, beginning	30,468	29,652
Units outstanding, ending	28,109	30,468

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$53,302
Cost of units redeemed/account charges	(21,672)
Net investment income (loss)	95
Net realized gain (loss)	(3,051)
Realized gain distributions	5,175
Net change in unrealized appreciation (depreciation)	(1,549)
Net assets	$32,300

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	28	$32	1.25%	-1.1%	12/31/2020	$1.16	0	$0	1.00%	-0.8%	12/31/2020	$1.17	0	$0	0.75%	-0.6%
12/31/2019	1.16	30	35	1.25%	24.8%	12/31/2019	1.17	0	0	1.00%	25.1%	12/31/2019	1.18	0	0	0.75%	25.4%
12/31/2018	0.93	30	28	1.25%	-12.9%	12/31/2018	0.93	0	0	1.00%	-12.7%	12/31/2018	0.94	0	0	0.75%	-12.5%
12/31/2017	1.07	0	0	1.25%	7.0%	12/31/2017	1.07	0	0	1.00%	7.1%	12/31/2017	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	-0.3%	12/31/2020	$1.19	0	$0	0.25%	-0.1%	12/31/2020	$1.20	0	$0	0.00%	0.2%
12/31/2019	1.18	0	0	0.50%	25.7%	12/31/2019	1.19	0	0	0.25%	26.0%	12/31/2019	1.20	0	0	0.00%	26.3%
12/31/2018	0.94	0	0	0.50%	-12.3%	12/31/2018	0.95	0	0	0.25%	-12.1%	12/31/2018	0.95	0	0	0.00%	-11.8%
12/31/2017	1.07	0	0	0.50%	7.4%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.2%
2018	3.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,275,316	$1,326,230	34,382
Receivables: investments sold	-
Payables: investments purchased	(5,903)
Net assets	$1,269,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,269,413	1,095,083	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$1,269,413	1,095,083

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,621
Mortality & expense charges	(11,672)
Net investment income (loss)	3,949

Gain (loss) on investments:
Net realized gain (loss)	(6,196)
Realized gain distributions	77,039
Net change in unrealized appreciation (depreciation)	(36,548)
Net gain (loss)	34,295

Increase (decrease) in net assets from operations	$38,244

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,949	$3,749
Net realized gain (loss)	(6,196)	(3,404)
Realized gain distributions	77,039	38,295
Net change in unrealized appreciation (depreciation)	(36,548)	129,690

Increase (decrease) in net assets from operations	38,244	168,330

Contract owner transactions:
Proceeds from units sold	349,518	335,588
Cost of units redeemed	(149,227)	(105,864)
Account charges	(1,120)	(645)
Increase (decrease)	199,171	229,079
Net increase (decrease)	237,415	397,409
Net assets, beginning	1,031,998	634,589
Net assets, ending	$1,269,413	$1,031,998

Units sold	352,872	299,459
Units redeemed	(140,800)	(95,698)
Net increase (decrease)	212,072	203,761
Units outstanding, beginning	883,011	679,250
Units outstanding, ending	1,095,083	883,011

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,633,003
Cost of units redeemed/account charges	(471,711)
Net investment income (loss)	14,549
Net realized gain (loss)	(9,196)
Realized gain distributions	153,682
Net change in unrealized appreciation (depreciation)	(50,914)
Net assets	$1,269,413

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	1,095	$1,269	1.25%	-0.8%	12/31/2020	$1.17	0	$0	1.00%	-0.6%	12/31/2020	$1.18	0	$0	0.75%	-0.3%
12/31/2019	1.17	883	1,032	1.25%	25.1%	12/31/2019	1.18	0	0	1.00%	25.4%	12/31/2019	1.18	0	0	0.75%	25.7%
12/31/2018	0.93	679	635	1.25%	-12.8%	12/31/2018	0.94	0	0	1.00%	-12.5%	12/31/2018	0.94	0	0	0.75%	-12.3%
12/31/2017	1.07	0	0	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.2%	12/31/2017	1.07	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	-0.1%	12/31/2020	$1.20	0	$0	0.25%	0.2%	12/31/2020	$1.21	0	$0	0.00%	0.4%
12/31/2019	1.19	0	0	0.50%	26.0%	12/31/2019	1.20	0	0	0.25%	26.4%	12/31/2019	1.21	0	0	0.00%	26.7%
12/31/2018	0.94	0	0	0.50%	-12.1%	12/31/2018	0.95	0	0	0.25%	-11.9%	12/31/2018	0.95	0	0	0.00%	-11.7%
12/31/2017	1.08	0	0	0.50%	7.5%	12/31/2017	1.08	0	0	0.25%	7.6%	12/31/2017	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.6%
2018	3.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	8.6%	12/31/2020	$1.18	0	$0	1.00%	8.8%	12/31/2020	$1.19	0	$0	0.75%	9.1%
12/31/2019	1.08	0	0	1.25%	13.8%	12/31/2019	1.08	0	0	1.00%	14.1%	12/31/2019	1.09	0	0	0.75%	14.4%
12/31/2018	0.95	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	9.4%	12/31/2020	$1.21	0	$0	0.25%	9.7%	12/31/2020	$1.22	0	$0	0.00%	9.9%
12/31/2019	1.09	0	0	0.50%	14.7%	12/31/2019	1.10	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.2%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.96	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,291,834	$3,992,851	201,923
Receivables: investments sold	1,067
Payables: investments purchased	-
Net assets	$4,292,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,292,901	3,598,873	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$4,292,901	3,598,873

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$86,021
Mortality & expense charges	(48,769)
Net investment income (loss)	37,252

Gain (loss) on investments:
Net realized gain (loss)	20,883
Realized gain distributions	92,818
Net change in unrealized appreciation (depreciation)	209,218
Net gain (loss)	322,919

Increase (decrease) in net assets from operations	$360,171

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,252	$58,439
Net realized gain (loss)	20,883	(6,822)
Realized gain distributions	92,818	4,268
Net change in unrealized appreciation (depreciation)	209,218	340,465

Increase (decrease) in net assets from operations	360,171	396,350

Contract owner transactions:
Proceeds from units sold	926,906	1,492,139
Cost of units redeemed	(877,832)	(596,462)
Account charges	(8,372)	(4,393)
Increase (decrease)	40,702	891,284
Net increase (decrease)	400,873	1,287,634
Net assets, beginning	3,892,028	2,604,394
Net assets, ending	$4,292,901	$3,892,028

Units sold	849,373	1,410,510
Units redeemed	(799,587)	(570,806)
Net increase (decrease)	49,786	839,704
Units outstanding, beginning	3,549,087	2,709,383
Units outstanding, ending	3,598,873	3,549,087

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,373,567
Cost of units redeemed/account charges	(1,688,542)
Net investment income (loss)	119,939
Net realized gain (loss)	3,744
Realized gain distributions	185,210
Net change in unrealized appreciation (depreciation)	298,983
Net assets	$4,292,901

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	3,599	$4,293	1.25%	8.8%	12/31/2020	$1.22	0	$0	1.00%	9.0%	12/31/2020	$1.21	0	$0	0.75%	9.3%
12/31/2019	1.10	3,549	3,892	1.25%	14.1%	12/31/2019	1.12	0	0	1.00%	14.6%	12/31/2019	1.11	0	0	0.75%	14.7%
12/31/2018	0.96	2,709	2,604	1.25%	-5.7%	12/31/2018	0.98	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-5.3%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	9.6%	12/31/2020	$1.23	0	$0	0.25%	9.9%	12/31/2020	$1.24	0	$0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	14.9%	12/31/2019	1.12	0	0	0.25%	15.2%	12/31/2019	1.13	0	0	0.00%	15.5%
12/31/2018	0.97	0	0	0.50%	-5.0%	12/31/2018	0.97	0	0	0.25%	-4.8%	12/31/2018	0.98	0	0	0.00%	-4.5%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	3.0%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	9.7%	12/31/2020	$1.21	0	$0	1.00%	10.0%	12/31/2020	$1.21	0	$0	0.75%	10.2%
12/31/2019	1.09	0	0	1.25%	16.5%	12/31/2019	1.10	0	0	1.00%	16.8%	12/31/2019	1.10	0	0	0.75%	17.1%
12/31/2018	0.94	0	0	1.25%	-7.1%	12/31/2018	0.94	0	0	1.00%	-6.9%	12/31/2018	0.94	0	0	0.75%	-6.7%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	10.5%	12/31/2020	$1.23	0	$0	0.25%	10.8%	12/31/2020	$1.24	0	$0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	17.4%	12/31/2019	1.11	0	0	0.25%	17.7%	12/31/2019	1.12	0	0	0.00%	18.0%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.95	0	0	0.25%	-6.2%	12/31/2018	0.95	0	0	0.00%	-6.0%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,761,670	$2,509,372	118,704
Receivables: investments sold	-
Payables: investments purchased	(603)
Net assets	$2,761,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,761,067	2,257,683	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$2,761,067	2,257,683

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$49,678
Mortality & expense charges	(30,128)
Net investment income (loss)	19,550

Gain (loss) on investments:
Net realized gain (loss)	13,472
Realized gain distributions	48,153
Net change in unrealized appreciation (depreciation)	158,180
Net gain (loss)	219,805

Increase (decrease) in net assets from operations	$239,355

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,550	$25,946
Net realized gain (loss)	13,472	(12,078)
Realized gain distributions	48,153	7,801
Net change in unrealized appreciation (depreciation)	158,180	227,279

Increase (decrease) in net assets from operations	239,355	248,948

Contract owner transactions:
Proceeds from units sold	1,370,344	1,367,926
Cost of units redeemed	(898,070)	(989,170)
Account charges	(8,813)	(5,305)
Increase (decrease)	463,461	373,451
Net increase (decrease)	702,816	622,399
Net assets, beginning	2,058,251	1,435,852
Net assets, ending	$2,761,067	$2,058,251

Units sold	1,228,960	1,386,525
Units redeemed	(821,399)	(1,044,860)
Net increase (decrease)	407,561	341,665
Units outstanding, beginning	1,850,122	1,508,457
Units outstanding, ending	2,257,683	1,850,122

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,300,754
Cost of units redeemed/account charges	(1,946,032)
Net investment income (loss)	57,848
Net realized gain (loss)	321
Realized gain distributions	95,878
Net change in unrealized appreciation (depreciation)	252,298
Net assets	$2,761,067

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	2,258	$2,761	1.25%	9.9%	12/31/2020	$1.25	0	$0	1.00%	10.2%	12/31/2020	$1.24	0	$0	0.75%	10.5%
12/31/2019	1.11	1,850	2,058	1.25%	16.9%	12/31/2019	1.13	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.5%
12/31/2018	0.95	1,508	1,436	1.25%	-6.9%	12/31/2018	0.97	0	0	1.00%	-5.8%	12/31/2018	0.96	0	0	0.75%	-6.5%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.5%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	10.8%	12/31/2020	$1.26	0	$0	0.25%	11.0%	12/31/2020	$1.27	0	$0	0.00%	11.3%
12/31/2019	1.13	0	0	0.50%	17.8%	12/31/2019	1.14	0	0	0.25%	18.0%	12/31/2019	1.14	0	0	0.00%	18.3%
12/31/2018	0.96	0	0	0.50%	-6.2%	12/31/2018	0.96	0	0	0.25%	-6.0%	12/31/2018	0.97	0	0	0.00%	-5.7%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.6%
2018	2.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	10.5%	12/31/2020	$1.23	0	$0	1.00%	10.8%	12/31/2020	$1.24	0	$0	0.75%	11.0%
12/31/2019	1.10	0	0	1.25%	18.6%	12/31/2019	1.11	0	0	1.00%	18.9%	12/31/2019	1.11	0	0	0.75%	19.2%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.7%	12/31/2018	0.93	0	0	0.75%	-7.5%
12/31/2017	1.01	0	0	1.25%	0.9%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	11.3%	12/31/2020	$1.25	0	$0	0.25%	11.6%	12/31/2020	$1.26	0	$0	0.00%	11.9%
12/31/2019	1.12	0	0	0.50%	19.5%	12/31/2019	1.12	0	0	0.25%	19.8%	12/31/2019	1.13	0	0	0.00%	20.1%
12/31/2018	0.94	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.0%	12/31/2018	0.94	0	0	0.00%	-6.8%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,797,928	$3,337,717	152,084
Receivables: investments sold	-
Payables: investments purchased	(366)
Net assets	$3,797,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,797,562	3,045,805	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$3,797,562	3,045,805

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$61,683
Mortality & expense charges	(39,939)
Net investment income (loss)	21,744

Gain (loss) on investments:
Net realized gain (loss)	(4,782)
Realized gain distributions	39,329
Net change in unrealized appreciation (depreciation)	312,540
Net gain (loss)	347,087

Increase (decrease) in net assets from operations	$368,831

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,744	$32,760
Net realized gain (loss)	(4,782)	(3,688)
Realized gain distributions	39,329	13,406
Net change in unrealized appreciation (depreciation)	312,540	316,227

Increase (decrease) in net assets from operations	368,831	358,705

Contract owner transactions:
Proceeds from units sold	937,103	1,597,525
Cost of units redeemed	(462,007)	(652,893)
Account charges	(9,693)	(6,431)
Increase (decrease)	465,403	938,201
Net increase (decrease)	834,234	1,296,906
Net assets, beginning	2,963,328	1,666,422
Net assets, ending	$3,797,562	$2,963,328

Units sold	850,135	1,491,460
Units redeemed	(437,229)	(619,206)
Net increase (decrease)	412,906	872,254
Units outstanding, beginning	2,632,899	1,760,645
Units outstanding, ending	3,045,805	2,632,899

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,455,764
Cost of units redeemed/account charges	(1,277,000)
Net investment income (loss)	68,159
Net realized gain (loss)	(21,014)
Realized gain distributions	111,442
Net change in unrealized appreciation (depreciation)	460,211
Net assets	$3,797,562

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	3,046	$3,798	1.25%	10.8%	12/31/2020	$1.27	0	$0	1.00%	11.1%	12/31/2020	$1.27	0	$0	0.75%	11.3%
12/31/2019	1.13	2,633	2,963	1.25%	18.9%	12/31/2019	1.15	0	0	1.00%	19.5%	12/31/2019	1.14	0	0	0.75%	19.5%
12/31/2018	0.95	1,761	1,666	1.25%	-7.8%	12/31/2018	0.96	0	0	1.00%	-6.6%	12/31/2018	0.95	0	0	0.75%	-7.3%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	11.6%	12/31/2020	$1.29	0	$0	0.25%	11.9%	12/31/2020	$1.30	0	$0	0.00%	12.2%
12/31/2019	1.14	0	0	0.50%	19.8%	12/31/2019	1.15	0	0	0.25%	20.1%	12/31/2019	1.16	0	0	0.00%	20.4%
12/31/2018	0.95	0	0	0.50%	-7.1%	12/31/2018	0.96	0	0	0.25%	-6.8%	12/31/2018	0.96	0	0	0.00%	-6.6%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.6%
2018	2.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	11.0%	12/31/2020	$1.24	0	$0	1.00%	11.2%	12/31/2020	$1.25	0	$0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	20.5%	12/31/2019	1.12	0	0	1.00%	20.8%	12/31/2019	1.12	0	0	0.75%	21.1%
12/31/2018	0.92	0	0	1.25%	-8.8%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.93	0	0	0.75%	-8.3%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	11.8%	12/31/2020	$1.27	0	$0	0.25%	12.1%	12/31/2020	$1.28	0	$0	0.00%	12.4%
12/31/2019	1.13	0	0	0.50%	21.4%	12/31/2019	1.13	0	0	0.25%	21.7%	12/31/2019	1.14	0	0	0.00%	22.0%
12/31/2018	0.93	0	0	0.50%	-8.1%	12/31/2018	0.93	0	0	0.25%	-7.8%	12/31/2018	0.93	0	0	0.00%	-7.6%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,428,785	$2,944,456	128,761
Receivables: investments sold	144
Payables: investments purchased	-
Net assets	$3,428,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,428,929	2,712,385	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$3,428,929	2,712,385

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$55,185
Mortality & expense charges	(34,763)
Net investment income (loss)	20,422

Gain (loss) on investments:
Net realized gain (loss)	4,803
Realized gain distributions	2,763
Net change in unrealized appreciation (depreciation)	325,389
Net gain (loss)	332,955

Increase (decrease) in net assets from operations	$353,377

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,422	$28,477
Net realized gain (loss)	4,803	(12,087)
Realized gain distributions	2,763	10,174
Net change in unrealized appreciation (depreciation)	325,389	381,956

Increase (decrease) in net assets from operations	353,377	408,520

Contract owner transactions:
Proceeds from units sold	845,764	1,164,885
Cost of units redeemed	(312,950)	(954,219)
Account charges	(6,893)	(5,381)
Increase (decrease)	525,921	205,285
Net increase (decrease)	879,298	613,805
Net assets, beginning	2,549,631	1,935,826
Net assets, ending	$3,428,929	$2,549,631

Units sold	761,763	1,089,181
Units redeemed	(292,567)	(902,413)
Net increase (decrease)	469,196	186,768
Units outstanding, beginning	2,243,189	2,056,421
Units outstanding, ending	2,712,385	2,243,189

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,101,669
Cost of units redeemed/account charges	(1,288,483)
Net investment income (loss)	64,172
Net realized gain (loss)	(7,527)
Realized gain distributions	74,769
Net change in unrealized appreciation (depreciation)	484,329
Net assets	$3,428,929

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	2,712	$3,429	1.25%	11.2%	12/31/2020	$1.29	0	$0	1.00%	11.5%	12/31/2020	$1.28	0	$0	0.75%	11.8%
12/31/2019	1.14	2,243	2,550	1.25%	20.7%	12/31/2019	1.16	0	0	1.00%	21.3%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	2,056	1,936	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-7.4%	12/31/2018	0.95	0	0	0.75%	-8.1%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	12.1%	12/31/2020	$1.30	0	$0	0.25%	12.3%	12/31/2020	$1.32	0	$0	0.00%	12.6%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-7.8%	12/31/2018	0.95	0	0	0.25%	-7.6%	12/31/2018	0.96	0	0	0.00%	-7.4%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	2.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	11.3%	12/31/2020	$1.25	0	$0	1.00%	11.6%	12/31/2020	$1.26	0	$0	0.75%	11.9%
12/31/2019	1.12	0	0	1.25%	22.0%	12/31/2019	1.12	0	0	1.00%	22.3%	12/31/2019	1.13	0	0	0.75%	22.6%
12/31/2018	0.92	0	0	1.25%	-9.4%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	12.2%	12/31/2020	$1.28	0	$0	0.25%	12.5%	12/31/2020	$1.29	0	$0	0.00%	12.7%
12/31/2019	1.14	0	0	0.50%	22.9%	12/31/2019	1.14	0	0	0.25%	23.2%	12/31/2019	1.15	0	0	0.00%	23.5%
12/31/2018	0.92	0	0	0.50%	-8.7%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,967,615	$1,661,963	71,590
Receivables: investments sold	419
Payables: investments purchased	-
Net assets	$1,968,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,968,034	1,538,536	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$1,968,034	1,538,536

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,087
Mortality & expense charges	(20,437)
Net investment income (loss)	8,650

Gain (loss) on investments:
Net realized gain (loss)	16,812
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	190,916
Net gain (loss)	207,728

Increase (decrease) in net assets from operations	$216,378

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,650	$16,965
Net realized gain (loss)	16,812	(9,496)
Realized gain distributions	-	7,335
Net change in unrealized appreciation (depreciation)	190,916	237,158

Increase (decrease) in net assets from operations	216,378	251,962

Contract owner transactions:
Proceeds from units sold	309,066	1,013,847
Cost of units redeemed	(268,435)	(537,966)
Account charges	(5,782)	(4,965)
Increase (decrease)	34,849	470,916
Net increase (decrease)	251,227	722,878
Net assets, beginning	1,716,807	993,929
Net assets, ending	$1,968,034	$1,716,807

Units sold	282,365	949,826
Units redeemed	(241,748)	(512,468)
Net increase (decrease)	40,617	437,358
Units outstanding, beginning	1,497,919	1,060,561
Units outstanding, ending	1,538,536	1,497,919

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,420,948
Cost of units redeemed/account charges	(845,449)
Net investment income (loss)	33,326
Net realized gain (loss)	6,841
Realized gain distributions	46,716
Net change in unrealized appreciation (depreciation)	305,652
Net assets	$1,968,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	1,539	$1,968	1.25%	11.6%	12/31/2020	$1.31	0	$0	1.00%	11.9%	12/31/2020	$1.30	0	$0	0.75%	12.2%
12/31/2019	1.15	1,498	1,717	1.25%	22.3%	12/31/2019	1.17	0	0	1.00%	22.9%	12/31/2019	1.16	0	0	0.75%	22.9%
12/31/2018	0.94	1,061	994	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	12.4%	12/31/2020	$1.32	0	$0	0.25%	12.7%	12/31/2020	$1.33	0	$0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	23.2%	12/31/2019	1.17	0	0	0.25%	23.5%	12/31/2019	1.18	0	0	0.00%	23.8%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.5%
2018	2.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	11.4%	12/31/2020	$1.26	0	$0	1.00%	11.7%	12/31/2020	$1.27	0	$0	0.75%	12.0%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	12.3%	12/31/2020	$1.29	0	$0	0.25%	12.6%	12/31/2020	$1.30	0	$0	0.00%	12.8%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,667,548	$1,397,575	59,603
Receivables: investments sold	-
Payables: investments purchased	(3,419)
Net assets	$1,664,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,664,129	1,295,421	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,664,129	1,295,421

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,439
Mortality & expense charges	(17,570)
Net investment income (loss)	5,869

Gain (loss) on investments:
Net realized gain (loss)	(13,286)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	166,066
Net gain (loss)	152,780

Increase (decrease) in net assets from operations	$158,649

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,869	$12,411
Net realized gain (loss)	(13,286)	(4,984)
Realized gain distributions	-	3,114
Net change in unrealized appreciation (depreciation)	166,066	188,316

Increase (decrease) in net assets from operations	158,649	198,857

Contract owner transactions:
Proceeds from units sold	394,528	1,144,502
Cost of units redeemed	(367,281)	(621,518)
Account charges	(6,265)	(4,821)
Increase (decrease)	20,982	518,163
Net increase (decrease)	179,631	717,020
Net assets, beginning	1,484,498	767,478
Net assets, ending	$1,664,129	$1,484,498

Units sold	365,044	1,055,896
Units redeemed	(360,823)	(586,376)
Net increase (decrease)	4,221	469,520
Units outstanding, beginning	1,291,200	821,680
Units outstanding, ending	1,295,421	1,291,200

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,393,023
Cost of units redeemed/account charges	(1,031,108)
Net investment income (loss)	24,338
Net realized gain (loss)	(19,206)
Realized gain distributions	27,109
Net change in unrealized appreciation (depreciation)	269,973
Net assets	$1,664,129

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	1,295	$1,664	1.25%	11.7%	12/31/2020	$1.31	0	$0	1.00%	12.0%	12/31/2020	$1.31	0	$0	0.75%	12.3%
12/31/2019	1.15	1,291	1,484	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	822	767	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	12.6%	12/31/2020	$1.33	0	$0	0.25%	12.9%	12/31/2020	$1.34	0	$0	0.00%	13.1%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.95	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.2%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	11.7%	12/31/2020	$1.26	0	$0	1.00%	12.0%	12/31/2020	$1.27	0	$0	0.75%	12.3%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.4%	12/31/2018	0.92	0	0	0.75%	-9.2%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	12.5%	12/31/2020	$1.29	0	$0	0.25%	12.8%	12/31/2020	$1.30	0	$0	0.00%	13.1%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.15	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.5%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,248,792	$1,052,960	44,795
Receivables: investments sold	-
Payables: investments purchased	(329)
Net assets	$1,248,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,248,463	969,230	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,248,463	969,230

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,275
Mortality & expense charges	(12,728)
Net investment income (loss)	4,547

Gain (loss) on investments:
Net realized gain (loss)	(6,723)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	126,452
Net gain (loss)	119,729

Increase (decrease) in net assets from operations	$124,276

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,547	$9,182
Net realized gain (loss)	(6,723)	(2,574)
Realized gain distributions	-	3,148
Net change in unrealized appreciation (depreciation)	126,452	124,426

Increase (decrease) in net assets from operations	124,276	134,182

Contract owner transactions:
Proceeds from units sold	314,002	752,317
Cost of units redeemed	(259,946)	(291,191)
Account charges	(6,417)	(4,023)
Increase (decrease)	47,639	457,103
Net increase (decrease)	171,915	591,285
Net assets, beginning	1,076,548	485,263
Net assets, ending	$1,248,463	$1,076,548

Units sold	287,905	692,919
Units redeemed	(254,604)	(276,185)
Net increase (decrease)	33,301	416,734
Units outstanding, beginning	935,929	519,195
Units outstanding, ending	969,230	935,929

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,614,481
Cost of units redeemed/account charges	(589,014)
Net investment income (loss)	17,491
Net realized gain (loss)	(10,354)
Realized gain distributions	20,027
Net change in unrealized appreciation (depreciation)	195,832
Net assets	$1,248,463

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	969	$1,248	1.25%	12.0%	12/31/2020	$1.32	0	$0	1.00%	12.3%	12/31/2020	$1.31	0	$0	0.75%	12.5%
12/31/2019	1.15	936	1,077	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.6%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	519	485	1.25%	-9.4%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	12.8%	12/31/2020	$1.33	0	$0	0.25%	13.1%	12/31/2020	$1.34	0	$0	0.00%	13.4%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.18	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.7%	12/31/2018	0.95	0	0	0.25%	-8.5%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.2%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	11.5%	12/31/2020	$1.26	0	$0	1.00%	11.8%	12/31/2020	$1.27	0	$0	0.75%	12.1%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	12.4%	12/31/2020	$1.29	0	$0	0.25%	12.7%	12/31/2020	$1.30	0	$0	0.00%	12.9%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-9.1%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$912,638	$766,098	32,978
Receivables: investments sold	-
Payables: investments purchased	(453)
Net assets	$912,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$912,185	709,775	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$912,185	709,775

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,873
Mortality & expense charges	(8,710)
Net investment income (loss)	3,163

Gain (loss) on investments:
Net realized gain (loss)	5,471
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	100,912
Net gain (loss)	106,383

Increase (decrease) in net assets from operations	$109,546

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,163	$5,456
Net realized gain (loss)	5,471	(1,641)
Realized gain distributions	-	1,051
Net change in unrealized appreciation (depreciation)	100,912	80,784

Increase (decrease) in net assets from operations	109,546	85,650

Contract owner transactions:
Proceeds from units sold	319,405	482,708
Cost of units redeemed	(135,323)	(258,816)
Account charges	(4,838)	(3,502)
Increase (decrease)	179,244	220,390
Net increase (decrease)	288,790	306,040
Net assets, beginning	623,395	317,355
Net assets, ending	$912,185	$623,395

Units sold	293,085	452,610
Units redeemed	(125,672)	(250,191)
Net increase (decrease)	167,413	202,419
Units outstanding, beginning	542,362	339,943
Units outstanding, ending	709,775	542,362

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,175,918
Cost of units redeemed/account charges	(433,226)
Net investment income (loss)	11,052
Net realized gain (loss)	2,679
Realized gain distributions	9,222
Net change in unrealized appreciation (depreciation)	146,540
Net assets	$912,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	710	$912	1.25%	11.8%	12/31/2020	$1.31	0	$0	1.00%	12.1%	12/31/2020	$1.31	0	$0	0.75%	12.4%
12/31/2019	1.15	542	623	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%
12/31/2018	0.93	340	317	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.4%	12/31/2018	0.94	0	0	0.75%	-9.1%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	12.7%	12/31/2020	$1.33	0	$0	0.25%	12.9%	12/31/2020	$1.34	0	$0	0.00%	13.2%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.4%	12/31/2019	1.18	0	0	0.00%	24.7%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.94	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.4%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.3%
2018	2.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	11.4%	12/31/2020	$1.27	0	$0	1.00%	11.6%	12/31/2020	$1.28	0	$0	0.75%	11.9%
12/31/2019	1.13	0	0	1.25%	22.9%	12/31/2019	1.13	0	0	1.00%	23.2%	12/31/2019	1.14	0	0	0.75%	23.5%
12/31/2018	0.92	0	0	1.25%	-9.3%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	12.2%	12/31/2020	$1.29	0	$0	0.25%	12.5%	12/31/2020	$1.30	0	$0	0.00%	12.8%
12/31/2019	1.15	0	0	0.50%	23.8%	12/31/2019	1.15	0	0	0.25%	24.1%	12/31/2019	1.16	0	0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-8.6%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,852	$423,940	23,316
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$498,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$498,041	385,669	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$498,041	385,669

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,378
Mortality & expense charges	(4,599)
Net investment income (loss)	1,779

Gain (loss) on investments:
Net realized gain (loss)	7,022
Realized gain distributions	65
Net change in unrealized appreciation (depreciation)	48,425
Net gain (loss)	55,512

Increase (decrease) in net assets from operations	$57,291

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,779	$2,822
Net realized gain (loss)	7,022	1,195
Realized gain distributions	65	625
Net change in unrealized appreciation (depreciation)	48,425	38,515

Increase (decrease) in net assets from operations	57,291	43,157

Contract owner transactions:
Proceeds from units sold	316,188	263,831
Cost of units redeemed	(183,256)	(123,376)
Account charges	(8,991)	(4,709)
Increase (decrease)	123,941	135,746
Net increase (decrease)	181,232	178,903
Net assets, beginning	316,809	137,906
Net assets, ending	$498,041	$316,809

Units sold	287,636	246,400
Units redeemed	(175,848)	(119,398)
Net increase (decrease)	111,788	127,002
Units outstanding, beginning	273,881	146,879
Units outstanding, ending	385,669	273,881

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$750,790
Cost of units redeemed/account charges	(341,439)
Net investment income (loss)	5,617
Net realized gain (loss)	7,087
Realized gain distributions	2,074
Net change in unrealized appreciation (depreciation)	73,912
Net assets	$498,041

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	386	$498	1.25%	11.6%	12/31/2020	$1.32	0	$0	1.00%	11.9%	12/31/2020	$1.31	0	$0	0.75%	12.2%
12/31/2019	1.16	274	317	1.25%	23.2%	12/31/2019	1.18	0	0	1.00%	23.8%	12/31/2019	1.17	0	0	0.75%	23.8%
12/31/2018	0.94	147	138	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-7.9%	12/31/2018	0.94	0	0	0.75%	-8.6%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	12.5%	12/31/2020	$1.33	0	$0	0.25%	12.8%	12/31/2020	$1.34	0	$0	0.00%	13.0%
12/31/2019	1.18	0	0	0.50%	24.1%	12/31/2019	1.18	0	0	0.25%	24.4%	12/31/2019	1.19	0	0	0.00%	24.7%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-7.9%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.5%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	8.0%	12/31/2020	$1.17	0	$0	1.00%	8.3%	12/31/2020	$1.17	0	$0	0.75%	8.5%
12/31/2019	1.07	0	0	1.25%	12.4%	12/31/2019	1.08	0	0	1.00%	12.7%	12/31/2019	1.08	0	0	0.75%	13.0%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.96	0	0	1.00%	-5.0%	12/31/2018	0.96	0	0	0.75%	-4.8%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	8.8%	12/31/2020	$1.19	0	$0	0.25%	9.1%	12/31/2020	$1.20	0	$0	0.00%	9.4%
12/31/2019	1.09	0	0	0.50%	13.2%	12/31/2019	1.09	0	0	0.25%	13.5%	12/31/2019	1.10	0	0	0.00%	13.8%
12/31/2018	0.96	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.97	0	0	0.00%	-4.1%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$672,208	$646,780	35,662
Receivables: investments sold	1,462
Payables: investments purchased	-
Net assets	$673,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$673,670	572,972	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$673,670	572,972

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,440
Mortality & expense charges	(7,160)
Net investment income (loss)	6,280

Gain (loss) on investments:
Net realized gain (loss)	2,835
Realized gain distributions	15,011
Net change in unrealized appreciation (depreciation)	23,049
Net gain (loss)	40,895

Increase (decrease) in net assets from operations	$47,175

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,280	$1,200
Net realized gain (loss)	2,835	1,263
Realized gain distributions	15,011	-
Net change in unrealized appreciation (depreciation)	23,049	6,127

Increase (decrease) in net assets from operations	47,175	8,590

Contract owner transactions:
Proceeds from units sold	1,134,605	71,405
Cost of units redeemed	(570,900)	(75,109)
Account charges	(3,179)	(2,753)
Increase (decrease)	560,526	(6,457)
Net increase (decrease)	607,701	2,133
Net assets, beginning	65,969	63,836
Net assets, ending	$673,670	$65,969

Units sold	1,036,869	70,076
Units redeemed	(524,631)	(75,555)
Net increase (decrease)	512,238	(5,479)
Units outstanding, beginning	60,734	66,213
Units outstanding, ending	572,972	60,734

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,273,567
Cost of units redeemed/account charges	(654,203)
Net investment income (loss)	7,936
Net realized gain (loss)	4,086
Realized gain distributions	16,856
Net change in unrealized appreciation (depreciation)	25,428
Net assets	$673,670

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	573	$674	1.25%	8.2%	12/31/2020	$1.20	0	$0	1.00%	8.5%	12/31/2020	$1.19	0	$0	0.75%	8.8%
12/31/2019	1.09	61	66	1.25%	12.7%	12/31/2019	1.11	0	0	1.00%	13.2%	12/31/2019	1.10	0	0	0.75%	13.2%
12/31/2018	0.96	66	64	1.25%	-5.0%	12/31/2018	0.98	0	0	1.00%	-3.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	9.1%	12/31/2020	$1.21	0	$0	0.25%	9.3%	12/31/2020	$1.22	0	$0	0.00%	9.6%
12/31/2019	1.10	0	0	0.50%	13.5%	12/31/2019	1.11	0	0	0.25%	13.8%	12/31/2019	1.12	0	0	0.00%	14.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	3.3%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,176	$3,138	220
Receivables: investments sold	299
Payables: investments purchased	-
Net assets	$4,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,475	3,402	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$4,475	3,402

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19
Mortality & expense charges	(50)
Net investment income (loss)	(31)

Gain (loss) on investments:
Net realized gain (loss)	(409)
Realized gain distributions	99
Net change in unrealized appreciation (depreciation)	130
Net gain (loss)	(180)

Increase (decrease) in net assets from operations	$(211)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31)	$(120)
Net realized gain (loss)	(409)	(2,347)
Realized gain distributions	99	3
Net change in unrealized appreciation (depreciation)	130	4,149

Increase (decrease) in net assets from operations	(211)	1,685

Contract owner transactions:
Proceeds from units sold	2,738	4,001
Cost of units redeemed	(5,788)	(10,910)
Account charges	(20)	(42)
Increase (decrease)	(3,070)	(6,951)
Net increase (decrease)	(3,281)	(5,266)
Net assets, beginning	7,756	13,022
Net assets, ending	$4,475	$7,756

Units sold	2,830	3,836
Units redeemed	(6,298)	(10,858)
Net increase (decrease)	(3,468)	(7,022)
Units outstanding, beginning	6,870	13,892
Units outstanding, ending	3,402	6,870

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,030
Cost of units redeemed/account charges	(16,999)
Net investment income (loss)	(211)
Net realized gain (loss)	(2,738)
Realized gain distributions	1,355
Net change in unrealized appreciation (depreciation)	1,038
Net assets	$4,475

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	3	$4	1.25%	16.5%	12/31/2020	$1.33	0	$0	1.00%	16.8%	12/31/2020	$1.34	0	$0	0.75%	17.1%
12/31/2019	1.13	7	8	1.25%	20.4%	12/31/2019	1.14	0	0	1.00%	20.7%	12/31/2019	1.14	0	0	0.75%	21.0%
12/31/2018	0.94	14	13	1.25%	-13.4%	12/31/2018	0.94	0	0	1.00%	-13.2%	12/31/2018	0.94	0	0	0.75%	-12.9%
12/31/2017	1.08	0	0	1.25%	8.2%	12/31/2017	1.08	0	0	1.00%	8.4%	12/31/2017	1.08	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	17.4%	12/31/2020	$1.36	0	$0	0.25%	17.7%	12/31/2020	$1.37	0	$0	0.00%	18.0%
12/31/2019	1.15	0	0	0.50%	21.3%	12/31/2019	1.16	0	0	0.25%	21.7%	12/31/2019	1.17	0	0	0.00%	22.0%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.95	0	0	0.25%	-12.5%	12/31/2018	0.96	0	0	0.00%	-12.3%
12/31/2017	1.09	0	0	0.50%	8.6%	12/31/2017	1.09	0	0	0.25%	8.8%	12/31/2017	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.4%
2018	0.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$315,803	$287,296	15,499
Receivables: investments sold	-
Payables: investments purchased	(231)
Net assets	$315,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$315,572	237,594	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$315,572	237,594

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,109
Mortality & expense charges	(3,374)
Net investment income (loss)	(1,265)

Gain (loss) on investments:
Net realized gain (loss)	(5,208)
Realized gain distributions	7,996
Net change in unrealized appreciation (depreciation)	46,354
Net gain (loss)	49,142

Increase (decrease) in net assets from operations	$47,877

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,265)	$(1,698)
Net realized gain (loss)	(5,208)	(22,234)
Realized gain distributions	7,996	142
Net change in unrealized appreciation (depreciation)	46,354	83,713

Increase (decrease) in net assets from operations	47,877	59,923

Contract owner transactions:
Proceeds from units sold	29,759	36,623
Cost of units redeemed	(60,687)	(111,222)
Account charges	(180)	(321)
Increase (decrease)	(31,108)	(74,920)
Net increase (decrease)	16,769	(14,997)
Net assets, beginning	298,803	313,800
Net assets, ending	$315,572	$298,803

Units sold	29,651	34,820
Units redeemed	(54,925)	(105,061)
Net increase (decrease)	(25,274)	(70,241)
Units outstanding, beginning	262,868	333,109
Units outstanding, ending	237,594	262,868

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$576,567
Cost of units redeemed/account charges	(302,159)
Net investment income (loss)	(3,081)
Net realized gain (loss)	(27,695)
Realized gain distributions	43,433
Net change in unrealized appreciation (depreciation)	28,507
Net assets	$315,572

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	238	$316	1.25%	16.8%	12/31/2020	$1.34	0	$0	1.00%	17.1%	12/31/2020	$1.35	0	$0	0.75%	17.4%
12/31/2019	1.14	263	299	1.25%	20.7%	12/31/2019	1.14	0	0	1.00%	21.0%	12/31/2019	1.15	0	0	0.75%	21.3%
12/31/2018	0.94	333	314	1.25%	-13.1%	12/31/2018	0.95	0	0	1.00%	-12.9%	12/31/2018	0.95	0	0	0.75%	-12.6%
12/31/2017	1.08	0	0	1.25%	8.4%	12/31/2017	1.09	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	17.7%	12/31/2020	$1.38	0	$0	0.25%	18.0%	12/31/2020	$1.39	0	$0	0.00%	18.3%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.17	0	0	0.25%	21.9%	12/31/2019	1.17	0	0	0.00%	22.2%
12/31/2018	0.95	0	0	0.50%	-12.4%	12/31/2018	0.96	0	0	0.25%	-12.2%	12/31/2018	0.96	0	0	0.00%	-12.0%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.7%
2018	0.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Value Advantage Fund R4 Class - 06-GJH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,306,949	$27,854,074	831,243
Receivables: investments sold	-
Payables: investments purchased	(1,922,497)
Net assets	$29,384,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,384,452	25,642,114	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$29,384,452	25,642,114

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$514,594
Mortality & expense charges	(303,041)
Net investment income (loss)	211,553

Gain (loss) on investments:
Net realized gain (loss)	(158,507)
Realized gain distributions	450,546
Net change in unrealized appreciation (depreciation)	2,316,724
Net gain (loss)	2,608,763

Increase (decrease) in net assets from operations	$2,820,316

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$211,553	$69,716
Net realized gain (loss)	(158,507)	110,169
Realized gain distributions	450,546	457,962
Net change in unrealized appreciation (depreciation)	2,316,724	3,326,743

Increase (decrease) in net assets from operations	2,820,316	3,964,590

Contract owner transactions:
Proceeds from units sold	12,929,316	8,345,625
Cost of units redeemed	(5,224,458)	(7,481,748)
Account charges	(117,622)	(74,286)
Increase (decrease)	7,587,236	789,591
Net increase (decrease)	10,407,552	4,754,181
Net assets, beginning	18,976,900	14,222,719
Net assets, ending	$29,384,452	$18,976,900

Units sold	14,959,000	7,846,022
Units redeemed	(5,382,911)	(6,888,369)
Net increase (decrease)	9,576,089	957,653
Units outstanding, beginning	16,066,025	15,108,372
Units outstanding, ending	25,642,114	16,066,025

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,370,628
Cost of units redeemed/account charges	(15,366,866)
Net investment income (loss)	369,678
Net realized gain (loss)	(87,252)
Realized gain distributions	1,645,389
Net change in unrealized appreciation (depreciation)	3,452,875
Net assets	$29,384,452

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	25,642	$29,384	1.25%	-3.0%	12/31/2020	$1.17	0	$0	1.00%	-2.7%	12/31/2020	$1.16	0	$0	0.75%	-2.5%
12/31/2019	1.18	16,066	18,977	1.25%	25.5%	12/31/2019	1.20	0	0	1.00%	26.1%	12/31/2019	1.19	0	0	0.75%	26.1%
12/31/2018	0.94	15,108	14,223	1.25%	-10.3%	12/31/2018	0.95	0	0	1.00%	-9.2%	12/31/2018	0.95	0	0	0.75%	-9.9%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.1%	12/31/2017	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	-2.3%	12/31/2020	$1.18	0	$0	0.25%	-2.0%	12/31/2020	$1.19	0	$0	0.00%	-1.8%
12/31/2019	1.20	0	0	0.50%	26.4%	12/31/2019	1.21	0	0	0.25%	26.7%	12/31/2019	1.21	0	0	0.00%	27.1%
12/31/2018	0.95	0	0	0.50%	-9.6%	12/31/2018	0.95	0	0	0.25%	-9.4%	12/31/2018	0.95	0	0	0.00%	-9.2%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	1.7%
2018	3.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Value Advantage Fund R6 Class - 06-GJJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,622,411	$2,565,628	72,511
Receivables: investments sold	-
Payables: investments purchased	(48,255)
Net assets	$2,574,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,574,156	2,228,724	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$2,574,156	2,228,724

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$48,262
Mortality & expense charges	(26,900)
Net investment income (loss)	21,362

Gain (loss) on investments:
Net realized gain (loss)	(5,008)
Realized gain distributions	37,508
Net change in unrealized appreciation (depreciation)	32,136
Net gain (loss)	64,636

Increase (decrease) in net assets from operations	$85,998

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,362	$30,973
Net realized gain (loss)	(5,008)	5,900
Realized gain distributions	37,508	51,707
Net change in unrealized appreciation (depreciation)	32,136	24,647

Increase (decrease) in net assets from operations	85,998	113,227

Contract owner transactions:
Proceeds from units sold	661,752	2,134,636
Cost of units redeemed	(281,677)	(126,573)
Account charges	(9,471)	(3,736)
Increase (decrease)	370,604	2,004,327
Net increase (decrease)	456,602	2,117,554
Net assets, beginning	2,117,554	-
Net assets, ending	$2,574,156	$2,117,554

Units sold	720,715	1,897,245
Units redeemed	(275,058)	(114,178)
Net increase (decrease)	445,657	1,783,067
Units outstanding, beginning	1,783,067	-
Units outstanding, ending	2,228,724	1,783,067

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,796,388
Cost of units redeemed/account charges	(421,457)
Net investment income (loss)	52,335
Net realized gain (loss)	892
Realized gain distributions	89,215
Net change in unrealized appreciation (depreciation)	56,783
Net assets	$2,574,156

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	2,229	$2,574	1.25%	-2.7%	12/31/2020	$1.18	0	$0	1.00%	-2.5%	12/31/2020	$1.17	0	$0	0.75%	-2.3%
12/31/2019	1.19	1,783	2,118	1.25%	25.8%	12/31/2019	1.21	0	0	1.00%	26.4%	12/31/2019	1.20	0	0	0.75%	26.4%
12/31/2018	0.94	0	0	1.25%	-10.1%	12/31/2018	0.96	0	0	1.00%	-9.0%	12/31/2018	0.95	0	0	0.75%	-9.6%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	-2.0%	12/31/2020	$1.19	0	$0	0.25%	-1.8%	12/31/2020	$1.20	0	$0	0.00%	-1.5%
12/31/2019	1.21	0	0	0.50%	26.7%	12/31/2019	1.21	0	0	0.25%	27.0%	12/31/2019	1.22	0	0	0.00%	27.4%
12/31/2018	0.95	0	0	0.50%	-9.4%	12/31/2018	0.95	0	0	0.25%	-9.2%	12/31/2018	0.96	0	0	0.00%	-9.0%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.2%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	3.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Large Cap Value Fund R6 Class - 06-3GF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,087	$180,971	12,801
Receivables: investments sold	-
Payables: investments purchased	(1,821)
Net assets	$213,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$213,266	182,508	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$213,266	182,508

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,606
Mortality & expense charges	(2,124)
Net investment income (loss)	482

Gain (loss) on investments:
Net realized gain (loss)	(2,350)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,283
Net gain (loss)	16,933

Increase (decrease) in net assets from operations	$17,415

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$482	$996
Net realized gain (loss)	(2,350)	158
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	19,283	14,833

Increase (decrease) in net assets from operations	17,415	15,987

Contract owner transactions:
Proceeds from units sold	16,209	192,065
Cost of units redeemed	(13,814)	(13,057)
Account charges	(839)	(700)
Increase (decrease)	1,556	178,308
Net increase (decrease)	18,971	194,295
Net assets, beginning	194,295	-
Net assets, ending	$213,266	$194,295

Units sold	17,739	195,390
Units redeemed	(17,190)	(13,431)
Net increase (decrease)	549	181,959
Units outstanding, beginning	181,959	-
Units outstanding, ending	182,508	181,959

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$208,274
Cost of units redeemed/account charges	(28,410)
Net investment income (loss)	1,478
Net realized gain (loss)	(2,192)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,116
Net assets	$213,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	183	$213	1.25%	9.4%	12/31/2020	$1.18	0	$0	1.00%	9.7%	12/31/2020	$1.18	0	$0	0.75%	10.0%
12/31/2019	1.07	182	194	1.25%	26.2%	12/31/2019	1.07	0	0	1.00%	26.5%	12/31/2019	1.08	0	0	0.75%	26.8%
12/31/2018	0.85	0	0	1.25%	-15.4%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	10.3%	12/31/2020	$1.20	0	$0	0.25%	10.5%	12/31/2020	$1.20	0	$0	0.00%	10.8%
12/31/2019	1.08	0	0	0.50%	27.1%	12/31/2019	1.08	0	0	0.25%	27.4%	12/31/2019	1.09	0	0	0.00%	27.7%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-15.0%	12/31/2018	0.85	0	0	0.00%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,755,962	$4,016,884	78,581
Receivables: investments sold	150,655
Payables: investments purchased	-
Net assets	$4,906,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,906,617	2,740,259	$1.79
Band 100	-	-	1.80
Band 75	-	-	1.81
Band 50	-	-	1.82
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$4,906,617	2,740,259

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,711
Mortality & expense charges	(26,951)
Net investment income (loss)	(21,240)

Gain (loss) on investments:
Net realized gain (loss)	(3,275)
Realized gain distributions	221,413
Net change in unrealized appreciation (depreciation)	738,952
Net gain (loss)	957,090

Increase (decrease) in net assets from operations	$935,850

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,240)	$(55)
Net realized gain (loss)	(3,275)	6
Realized gain distributions	221,413	1,139
Net change in unrealized appreciation (depreciation)	738,952	126

Increase (decrease) in net assets from operations	935,850	1,216

Contract owner transactions:
Proceeds from units sold	6,084,360	9,289
Cost of units redeemed	(2,121,525)	(20)
Account charges	(2,518)	(35)
Increase (decrease)	3,960,317	9,234
Net increase (decrease)	4,896,167	10,450
Net assets, beginning	10,450	-
Net assets, ending	$4,906,617	$10,450

Units sold	5,439,982	9,066
Units redeemed	(2,708,739)	(50)
Net increase (decrease)	2,731,243	9,016
Units outstanding, beginning	9,016	-
Units outstanding, ending	2,740,259	9,016

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,093,649
Cost of units redeemed/account charges	(2,124,098)
Net investment income (loss)	(21,295)
Net realized gain (loss)	(3,269)
Realized gain distributions	222,552
Net change in unrealized appreciation (depreciation)	739,078
Net assets	$4,906,617

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	2,740	$4,907	1.25%	54.5%	12/31/2020	$1.80	0	$0	1.00%	54.9%	12/31/2020	$1.81	0	$0	0.75%	55.3%
12/31/2019	1.16	9	10	1.25%	37.7%	12/31/2019	1.16	0	0	1.00%	38.0%	12/31/2019	1.17	0	0	0.75%	38.3%
12/31/2018	0.84	0	0	1.25%	-15.8%	12/31/2018	0.84	0	0	1.00%	-15.7%	12/31/2018	0.84	0	0	0.75%	-15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.82	0	$0	0.50%	55.6%	12/31/2020	$1.83	0	$0	0.25%	56.0%	12/31/2020	$1.85	0	$0	0.00%	56.4%
12/31/2019	1.17	0	0	0.50%	38.7%	12/31/2019	1.18	0	0	0.25%	39.0%	12/31/2019	1.18	0	0	0.00%	39.4%
12/31/2018	0.84	0	0	0.50%	-15.5%	12/31/2018	0.85	0	0	0.25%	-15.4%	12/31/2018	0.85	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,385,405	$1,035,826	45,877
Receivables: investments sold	28,534
Payables: investments purchased	-
Net assets	$1,413,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,413,939	848,572	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.71
Total	$1,413,939	848,572

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,651
Mortality & expense charges	(8,037)
Net investment income (loss)	(4,386)

Gain (loss) on investments:
Net realized gain (loss)	11,846
Realized gain distributions	71,979
Net change in unrealized appreciation (depreciation)	344,103
Net gain (loss)	427,928

Increase (decrease) in net assets from operations	$423,542

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,386)	$(4)
Net realized gain (loss)	11,846	(9)
Realized gain distributions	71,979	16,253
Net change in unrealized appreciation (depreciation)	344,103	5,476

Increase (decrease) in net assets from operations	423,542	21,716

Contract owner transactions:
Proceeds from units sold	1,199,754	309,565
Cost of units redeemed	(537,731)	(2,563)
Account charges	(340)	(4)
Increase (decrease)	661,683	306,998
Net increase (decrease)	1,085,225	328,714
Net assets, beginning	328,714	-
Net assets, ending	$1,413,939	$328,714

Units sold	1,059,583	314,254
Units redeemed	(522,667)	(2,598)
Net increase (decrease)	536,916	311,656
Units outstanding, beginning	311,656	-
Units outstanding, ending	848,572	311,656

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,509,319
Cost of units redeemed/account charges	(540,638)
Net investment income (loss)	(4,390)
Net realized gain (loss)	11,837
Realized gain distributions	88,232
Net change in unrealized appreciation (depreciation)	349,579
Net assets	$1,413,939

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	849	$1,414	1.25%	58.0%	12/31/2020	$1.68	0	$0	1.00%	58.4%	12/31/2020	$1.69	0	$0	0.75%	58.8%
12/31/2019	1.05	312	329	1.25%	36.1%	12/31/2019	1.06	0	0	1.00%	36.5%	12/31/2019	1.06	0	0	0.75%	36.8%
12/31/2018	0.77	0	0	1.25%	-22.5%	12/31/2018	0.78	0	0	1.00%	-22.5%	12/31/2018	0.78	0	0	0.75%	-22.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	59.2%	12/31/2020	$1.70	0	$0	0.25%	59.6%	12/31/2020	$1.71	0	$0	0.00%	60.0%
12/31/2019	1.06	0	0	0.50%	37.2%	12/31/2019	1.07	0	0	0.25%	37.5%	12/31/2019	1.07	0	0	0.00%	37.9%
12/31/2018	0.78	0	0	0.50%	-22.4%	12/31/2018	0.78	0	0	0.25%	-22.3%	12/31/2018	0.78	0	0	0.00%	-22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,429	$48,026	2,180
Receivables: investments sold	37,558
Payables: investments purchased	-
Net assets	$95,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,987	65,487	$1.47
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.48
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$95,987	65,487

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$106
Mortality & expense charges	(310)
Net investment income (loss)	(204)

Gain (loss) on investments:
Net realized gain (loss)	7,590
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,403
Net gain (loss)	17,993

Increase (decrease) in net assets from operations	$17,789

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(204)	$-
Net realized gain (loss)	7,590	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	10,403	-

Increase (decrease) in net assets from operations	17,789	-

Contract owner transactions:
Proceeds from units sold	136,155	-
Cost of units redeemed	(57,836)	-
Account charges	(121)	-
Increase (decrease)	78,198	-
Net increase (decrease)	95,987	-
Net assets, beginning	-	-
Net assets, ending	$95,987	$-

Units sold	112,529	-
Units redeemed	(47,042)	-
Net increase (decrease)	65,487	-
Units outstanding, beginning	-	-
Units outstanding, ending	65,487	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$136,155
Cost of units redeemed/account charges	(57,957)
Net investment income (loss)	(204)
Net realized gain (loss)	7,590
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,403
Net assets	$95,987

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	65	$96	1.25%	33.3%	12/31/2020	$1.47	0	$0	1.00%	33.7%	12/31/2020	$1.48	0	$0	0.75%	34.0%
12/31/2019	1.10	0	0	1.25%	9.9%	12/31/2019	1.10	0	0	1.00%	10.0%	12/31/2019	1.10	0	0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	34.3%	12/31/2020	$1.48	0	$0	0.25%	34.7%	12/31/2020	$1.49	0	$0	0.00%	35.0%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Small Cap Value Fund R6 Class - 06-44Y (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	5.0%	12/31/2020	$1.13	0	$0	1.00%	5.3%	12/31/2020	$1.13	0	$0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	7.0%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.8%	12/31/2020	$1.14	0	$0	0.25%	6.1%	12/31/2020	$1.14	0	$0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.07	0	0	0.25%	7.4%	12/31/2019	1.08	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	5.0%	12/31/2020	$1.13	0	$0	1.00%	5.3%	12/31/2020	$1.13	0	$0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	5.8%	12/31/2020	$1.14	0	$0	0.25%	6.1%	12/31/2020	$1.15	0	$0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$556,130	$549,919	65,161
Receivables: investments sold	12,078
Payables: investments purchased	-
Net assets	$568,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$568,208	507,565	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$568,208	507,565

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,546
Mortality & expense charges	(4,514)
Net investment income (loss)	6,032

Gain (loss) on investments:
Net realized gain (loss)	(35)
Realized gain distributions	8,862
Net change in unrealized appreciation (depreciation)	6,211
Net gain (loss)	15,038

Increase (decrease) in net assets from operations	$21,070

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,032	$-
Net realized gain (loss)	(35)	-
Realized gain distributions	8,862	-
Net change in unrealized appreciation (depreciation)	6,211	-

Increase (decrease) in net assets from operations	21,070	-

Contract owner transactions:
Proceeds from units sold	613,694	-
Cost of units redeemed	(66,556)	-
Account charges	-	-
Increase (decrease)	547,138	-
Net increase (decrease)	568,208	-
Net assets, beginning	-	-
Net assets, ending	$568,208	$-

Units sold	568,235	-
Units redeemed	(60,670)	-
Net increase (decrease)	507,565	-
Units outstanding, beginning	-	-
Units outstanding, ending	507,565	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$613,694
Cost of units redeemed/account charges	(66,556)
Net investment income (loss)	6,032
Net realized gain (loss)	(35)
Realized gain distributions	8,862
Net change in unrealized appreciation (depreciation)	6,211
Net assets	$568,208

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	508	$568	1.25%	6.5%	12/31/2020	$1.12	0	$0	1.00%	6.8%	12/31/2020	$1.13	0	$0	0.75%	7.1%
12/31/2019	1.05	0	0	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	7.3%	12/31/2020	$1.14	0	$0	0.25%	7.6%	12/31/2020	$1.14	0	$0	0.00%	7.9%
12/31/2019	1.06	0	0	0.50%	5.7%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire Income R6 Class - 06-47H (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	8.7%	12/31/2020	$1.12	0	$0	1.00%	8.9%	12/31/2020	$1.12	0	$0	0.75%	9.2%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.9%	12/31/2019	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	9.5%	12/31/2020	$1.13	0	$0	0.25%	9.7%	12/31/2020	$1.14	0	$0	0.00%	10.0%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	1.25%	2.3%	12/31/2020	$1.04	0	$0	1.00%	2.6%	12/31/2020	$1.04	0	$0	0.75%	2.8%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.0%	12/31/2019	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	0.50%	3.1%	12/31/2020	$1.04	0	$0	0.25%	3.4%	12/31/2020	$1.05	0	$0	0.00%	3.6%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Global Allocation R6 Class - 06-4FH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	14.2%	12/31/2020	$1.20	0	$0	1.00%	14.5%	12/31/2020	$1.20	0	$0	0.75%	14.8%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	15.1%	12/31/2020	$1.21	0	$0	0.25%	15.4%	12/31/2020	$1.21	0	$0	0.00%	15.7%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2020 R6 Class - 06-46R (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	9.1%	12/31/2020	$1.13	0	$0	1.00%	9.4%	12/31/2020	$1.14	0	$0	0.75%	9.7%
12/31/2019	1.03	0	0	1.25%	3.4%	12/31/2019	1.03	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	9.9%	12/31/2020	$1.14	0	$0	0.25%	10.2%	12/31/2020	$1.15	0	$0	0.00%	10.5%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2025 R6 Class - 06-46T (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	10.5%	12/31/2020	$1.16	0	$0	1.00%	10.8%	12/31/2020	$1.17	0	$0	0.75%	11.1%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	11.3%	12/31/2020	$1.18	0	$0	0.25%	11.6%	12/31/2020	$1.18	0	$0	0.00%	11.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2030 R6 Class - 06-46V (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	11.3%	12/31/2020	$1.19	0	$0	1.00%	11.6%	12/31/2020	$1.19	0	$0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	12.2%	12/31/2020	$1.20	0	$0	0.25%	12.5%	12/31/2020	$1.20	0	$0	0.00%	12.7%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2035 R6 Class - 06-46W (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	13.0%	12/31/2020	$1.22	0	$0	1.00%	13.3%	12/31/2020	$1.23	0	$0	0.75%	13.6%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	13.9%	12/31/2020	$1.23	0	$0	0.25%	14.2%	12/31/2020	$1.24	0	$0	0.00%	14.5%
12/31/2019	1.08	0	0	0.50%	8.1%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2040 R6 Class - 06-46X (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	13.8%	12/31/2020	$1.24	0	$0	1.00%	14.1%	12/31/2020	$1.25	0	$0	0.75%	14.3%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.0%	12/31/2019	1.09	0	0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	14.6%	12/31/2020	$1.26	0	$0	0.25%	14.9%	12/31/2020	$1.26	0	$0	0.00%	15.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2045 R6 Class - 06-46Y
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17
Mortality & expense charges	-
Net investment income (loss)	17

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	1

Increase (decrease) in net assets from operations	$18

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	18	-

Contract owner transactions:
Proceeds from units sold	1	-
Cost of units redeemed	(19)	-
Account charges	-	-
Increase (decrease)	(18)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1
Cost of units redeemed/account charges	(19)
Net investment income (loss)	17
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	14.2%	12/31/2020	$1.26	0	$0	1.00%	14.5%	12/31/2020	$1.26	0	$0	0.75%	14.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	15.1%	12/31/2020	$1.27	0	$0	0.25%	15.4%	12/31/2020	$1.27	0	$0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2050 R6 Class - 06-47C (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	14.2%	12/31/2020	$1.26	0	$0	1.00%	14.4%	12/31/2020	$1.26	0	$0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	15.0%	12/31/2020	$1.27	0	$0	0.25%	15.3%	12/31/2020	$1.27	0	$0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2055 R6 Class - 06-47F (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	14.2%	12/31/2020	$1.26	0	$0	1.00%	14.4%	12/31/2020	$1.26	0	$0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	15.0%	12/31/2020	$1.27	0	$0	0.25%	15.3%	12/31/2020	$1.27	0	$0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2060 R6 Class - 06-47G (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	14.0%	12/31/2020	$1.25	0	$0	1.00%	14.3%	12/31/2020	$1.26	0	$0	0.75%	14.6%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	14.9%	12/31/2020	$1.27	0	$0	0.25%	15.2%	12/31/2020	$1.27	0	$0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Global Bond Opps R6 Class - 06-4GH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,763	$22,166	2,275
Receivables: investments sold	1,334
Payables: investments purchased	-
Net assets	$24,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,097	22,747	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$24,097	22,747

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$266
Mortality & expense charges	(57)
Net investment income (loss)	209

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	597
Net gain (loss)	598

Increase (decrease) in net assets from operations	$807

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$209	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	597	-

Increase (decrease) in net assets from operations	807	-

Contract owner transactions:
Proceeds from units sold	23,290	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	23,290	-
Net increase (decrease)	24,097	-
Net assets, beginning	-	-
Net assets, ending	$24,097	$-

Units sold	22,747	-
Units redeemed	-	-
Net increase (decrease)	22,747	-
Units outstanding, beginning	-	-
Units outstanding, ending	22,747	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$23,290
Cost of units redeemed/account charges	-
Net investment income (loss)	209
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	597
Net assets	$24,097

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	23	$24	1.25%	5.9%	12/31/2020	$1.06	0	$0	1.00%	6.2%	12/31/2020	$1.06	0	$0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	6.7%	12/31/2020	$1.07	0	$0	0.25%	6.9%	12/31/2020	$1.07	0	$0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Income R6 Class - 06-4GJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	1.5%	12/31/2020	$1.02	0	$0	1.00%	1.7%	12/31/2020	$1.02	0	$0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	2.2%	12/31/2020	$1.02	0	$0	0.25%	2.4%	12/31/2020	$1.03	0	$0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Sm Cap Equity I Inst Class - 06-4MR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.52
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.53
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	1.25%	51.8%	12/31/2020	$1.52	0	$0	1.00%	52.1%	12/31/2020	$1.52	0	$0	0.75%	52.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	52.5%	12/31/2020	$1.53	0	$0	0.25%	52.8%	12/31/2020	$1.53	0	$0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Knights of Columbus Core Bond Institutional Class - 06-FRN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$122,660	$119,638	11,524
Receivables: investments sold	195
Payables: investments purchased	-
Net assets	$122,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,855	108,718	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$122,855	108,718

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,086
Mortality & expense charges	(1,387)
Net investment income (loss)	1,699

Gain (loss) on investments:
Net realized gain (loss)	19
Realized gain distributions	678
Net change in unrealized appreciation (depreciation)	3,484
Net gain (loss)	4,181

Increase (decrease) in net assets from operations	$5,880

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,699	$441
Net realized gain (loss)	19	-
Realized gain distributions	678	-
Net change in unrealized appreciation (depreciation)	3,484	(462)

Increase (decrease) in net assets from operations	5,880	(21)

Contract owner transactions:
Proceeds from units sold	45,887	71,109
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	45,887	71,109
Net increase (decrease)	51,767	71,088
Net assets, beginning	71,088	-
Net assets, ending	$122,855	$71,088

Units sold	42,119	66,599
Units redeemed	-	-
Net increase (decrease)	42,119	66,599
Units outstanding, beginning	66,599	-
Units outstanding, ending	108,718	66,599

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$116,996
Cost of units redeemed/account charges	-
Net investment income (loss)	2,140
Net realized gain (loss)	19
Realized gain distributions	678
Net change in unrealized appreciation (depreciation)	3,022
Net assets	$122,855

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	109	$123	1.25%	5.9%	12/31/2020	$1.14	0	$0	1.00%	6.1%	12/31/2020	$1.15	0	$0	0.75%	6.4%
12/31/2019	1.07	67	71	1.25%	8.4%	12/31/2019	1.07	0	0	1.00%	8.7%	12/31/2019	1.08	0	0	0.75%	9.0%
12/31/2018	0.98	0	0	1.25%	-2.0%	12/31/2018	0.99	0	0	1.00%	-1.7%	12/31/2018	0.99	0	0	0.75%	-1.5%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	6.7%	12/31/2020	$1.17	0	$0	0.25%	6.9%	12/31/2020	$1.18	0	$0	0.00%	7.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.8%
12/31/2018	1.00	0	0	0.50%	-1.2%	12/31/2018	1.00	0	0	0.25%	-1.0%	12/31/2018	1.00	0	0	0.00%	-0.7%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	1.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Knights of Columbus Intl Eq Institutional Class - 06-FRP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,935	$118,755	10,392
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$137,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,074	106,039	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$137,074	106,039

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,397
Mortality & expense charges	(1,415)
Net investment income (loss)	(18)

Gain (loss) on investments:
Net realized gain (loss)	157
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,670
Net gain (loss)	15,827

Increase (decrease) in net assets from operations	$15,809

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18)	$426
Net realized gain (loss)	157	(301)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	15,670	8,257

Increase (decrease) in net assets from operations	15,809	8,382

Contract owner transactions:
Proceeds from units sold	28,558	57,313
Cost of units redeemed	(6,650)	(4,680)
Account charges	(22)	(23)
Increase (decrease)	21,886	52,610
Net increase (decrease)	37,695	60,992
Net assets, beginning	99,379	38,387
Net assets, ending	$137,074	$99,379

Units sold	25,293	51,865
Units redeemed	(5,646)	(4,367)
Net increase (decrease)	19,647	47,498
Units outstanding, beginning	86,392	38,894
Units outstanding, ending	106,039	86,392

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$155,933
Cost of units redeemed/account charges	(39,606)
Net investment income (loss)	578
Net realized gain (loss)	1,009
Realized gain distributions	980
Net change in unrealized appreciation (depreciation)	18,180
Net assets	$137,074

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	106	$137	1.25%	12.4%	12/31/2020	$1.30	0	$0	1.00%	12.7%	12/31/2020	$1.32	0	$0	0.75%	12.9%
12/31/2019	1.15	86	99	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.8%	12/31/2019	1.16	0	0	0.75%	17.1%
12/31/2018	0.99	39	38	1.25%	-13.5%	12/31/2018	0.99	0	0	1.00%	-13.3%	12/31/2018	0.99	0	0	0.75%	-13.1%
12/31/2017	1.14	61	69	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.3%	12/31/2017	1.14	0	0	0.75%	14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	13.2%	12/31/2020	$1.34	0	$0	0.25%	13.5%	12/31/2020	$1.35	0	$0	0.00%	13.8%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.7%	12/31/2019	1.19	0	0	0.00%	18.0%
12/31/2018	1.00	0	0	0.50%	-12.9%	12/31/2018	1.00	0	0	0.25%	-12.7%	12/31/2018	1.01	0	0	0.00%	-12.4%
12/31/2017	1.15	0	0	0.50%	14.6%	12/31/2017	1.15	0	0	0.25%	14.7%	12/31/2017	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.4%
2018	1.6%
2017	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Knights of Columbus Lg Gr Institutional Class - 06-FRR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,576	$122,780	8,871
Receivables: investments sold	133
Payables: investments purchased	-
Net assets	$147,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,709	83,094	$1.78
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$147,709	83,094

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,429)
Net investment income (loss)	(1,429)

Gain (loss) on investments:
Net realized gain (loss)	96
Realized gain distributions	7,835
Net change in unrealized appreciation (depreciation)	25,794
Net gain (loss)	33,725

Increase (decrease) in net assets from operations	$32,296

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,429)	$(50)
Net realized gain (loss)	96	-
Realized gain distributions	7,835	3,147
Net change in unrealized appreciation (depreciation)	25,794	(998)

Increase (decrease) in net assets from operations	32,296	2,099

Contract owner transactions:
Proceeds from units sold	51,361	61,958
Cost of units redeemed	(5)	-
Account charges	-	-
Increase (decrease)	51,356	61,958
Net increase (decrease)	83,652	64,057
Net assets, beginning	64,057	-
Net assets, ending	$147,709	$64,057

Units sold	35,472	47,625
Units redeemed	(3)	-
Net increase (decrease)	35,469	47,625
Units outstanding, beginning	47,625	-
Units outstanding, ending	83,094	47,625

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$113,319
Cost of units redeemed/account charges	(5)
Net investment income (loss)	(1,479)
Net realized gain (loss)	96
Realized gain distributions	10,982
Net change in unrealized appreciation (depreciation)	24,796
Net assets	$147,709

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	83	$148	1.25%	32.2%	12/31/2020	$1.79	0	$0	1.00%	32.5%	12/31/2020	$1.81	0	$0	0.75%	32.8%
12/31/2019	1.35	48	64	1.25%	29.1%	12/31/2019	1.35	0	0	1.00%	29.4%	12/31/2019	1.36	0	0	0.75%	29.7%
12/31/2018	1.04	0	0	1.25%	-6.2%	12/31/2018	1.05	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	0	0	1.25%	11.1%	12/31/2017	1.11	0	0	1.00%	11.2%	12/31/2017	1.11	0	0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	0	$0	0.50%	33.2%	12/31/2020	$1.84	0	$0	0.25%	33.5%	12/31/2020	$1.86	0	$0	0.00%	33.8%
12/31/2019	1.37	0	0	0.50%	30.0%	12/31/2019	1.38	0	0	0.25%	30.4%	12/31/2019	1.39	0	0	0.00%	30.7%
12/31/2018	1.05	0	0	0.50%	-5.5%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.12	0	0	0.50%	11.5%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Knights of Columbus Lg Val Institutional Class - 06-FRT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$646,443	$596,550	49,873
Receivables: investments sold	915
Payables: investments purchased	-
Net assets	$647,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$647,358	521,049	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$647,358	521,049

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,897
Mortality & expense charges	(7,041)
Net investment income (loss)	856

Gain (loss) on investments:
Net realized gain (loss)	397
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(6,053)
Net gain (loss)	(5,656)

Increase (decrease) in net assets from operations	$(4,800)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$856	$2,102
Net realized gain (loss)	397	5,494
Realized gain distributions	-	10,419
Net change in unrealized appreciation (depreciation)	(6,053)	101,966

Increase (decrease) in net assets from operations	(4,800)	119,981

Contract owner transactions:
Proceeds from units sold	89,602	131,139
Cost of units redeemed	(29,968)	(116,384)
Account charges	(260)	(325)
Increase (decrease)	59,374	14,430
Net increase (decrease)	54,574	134,411
Net assets, beginning	592,784	458,373
Net assets, ending	$647,358	$592,784

Units sold	77,785	110,305
Units redeemed	(26,587)	(101,299)
Net increase (decrease)	51,198	9,006
Units outstanding, beginning	469,851	460,845
Units outstanding, ending	521,049	469,851

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$773,149
Cost of units redeemed/account charges	(214,956)
Net investment income (loss)	4,408
Net realized gain (loss)	8,840
Realized gain distributions	26,024
Net change in unrealized appreciation (depreciation)	49,893
Net assets	$647,358

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	521	$647	1.25%	-1.5%	12/31/2020	$1.25	0	$0	1.00%	-1.3%	12/31/2020	$1.26	0	$0	0.75%	-1.0%
12/31/2019	1.26	470	593	1.25%	26.8%	12/31/2019	1.27	0	0	1.00%	27.2%	12/31/2019	1.28	0	0	0.75%	27.5%
12/31/2018	0.99	461	458	1.25%	-9.8%	12/31/2018	1.00	0	0	1.00%	-9.6%	12/31/2018	1.00	0	0	0.75%	-9.4%
12/31/2017	1.10	463	511	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	-0.8%	12/31/2020	$1.29	0	$0	0.25%	-0.5%	12/31/2020	$1.30	0	$0	0.00%	-0.3%
12/31/2019	1.29	0	0	0.50%	27.8%	12/31/2019	1.29	0	0	0.25%	28.1%	12/31/2019	1.30	0	0	0.00%	28.4%
12/31/2018	1.01	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-8.9%	12/31/2018	1.01	0	0	0.00%	-8.7%
12/31/2017	1.11	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.6%
2018	1.5%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Knights Of Columbus Small Cap Institutional Class - 06-FRV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$582,573	$528,667	46,354
Receivables: investments sold	107
Payables: investments purchased	-
Net assets	$582,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$582,680	459,878	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$582,680	459,878

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,753)
Net investment income (loss)	(5,753)

Gain (loss) on investments:
Net realized gain (loss)	(2,572)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	75,529
Net gain (loss)	72,957

Increase (decrease) in net assets from operations	$67,204

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,753)	$(5,073)
Net realized gain (loss)	(2,572)	(8,608)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	75,529	95,691

Increase (decrease) in net assets from operations	67,204	82,010

Contract owner transactions:
Proceeds from units sold	54,698	90,344
Cost of units redeemed	(28,603)	(45,265)
Account charges	(222)	(314)
Increase (decrease)	25,873	44,765
Net increase (decrease)	93,077	126,775
Net assets, beginning	489,603	362,828
Net assets, ending	$582,680	$489,603

Units sold	53,138	82,699
Units redeemed	(26,978)	(43,175)
Net increase (decrease)	26,160	39,524
Units outstanding, beginning	433,718	394,194
Units outstanding, ending	459,878	433,718

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$686,215
Cost of units redeemed/account charges	(190,504)
Net investment income (loss)	(17,432)
Net realized gain (loss)	(14,137)
Realized gain distributions	64,632
Net change in unrealized appreciation (depreciation)	53,906
Net assets	$582,680

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	460	$583	1.25%	12.2%	12/31/2020	$1.28	0	$0	1.00%	12.5%	12/31/2020	$1.29	0	$0	0.75%	12.8%
12/31/2019	1.13	434	490	1.25%	22.6%	12/31/2019	1.14	0	0	1.00%	23.0%	12/31/2019	1.14	0	0	0.75%	23.3%
12/31/2018	0.92	394	363	1.25%	-16.7%	12/31/2018	0.92	0	0	1.00%	-16.5%	12/31/2018	0.93	0	0	0.75%	-16.2%
12/31/2017	1.10	447	494	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.6%	12/31/2017	1.11	0	0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	13.1%	12/31/2020	$1.31	0	$0	0.25%	13.4%	12/31/2020	$1.32	0	$0	0.00%	13.7%
12/31/2019	1.15	0	0	0.50%	23.6%	12/31/2019	1.16	0	0	0.25%	23.9%	12/31/2019	1.17	0	0	0.00%	24.2%
12/31/2018	0.93	0	0	0.50%	-16.0%	12/31/2018	0.93	0	0	0.25%	-15.8%	12/31/2018	0.94	0	0	0.00%	-15.6%
12/31/2017	1.11	0	0	0.50%	10.9%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	1.25%	6.2%	12/31/2020	$1.31	0	$0	1.00%	6.5%	12/31/2020	$1.34	0	$0	0.75%	6.7%
12/31/2019	1.22	0	0	1.25%	11.9%	12/31/2019	1.23	0	0	1.00%	12.2%	12/31/2019	1.25	0	0	0.75%	12.5%
12/31/2018	1.09	0	0	1.25%	-5.0%	12/31/2018	1.10	0	0	1.00%	-4.8%	12/31/2018	1.11	0	0	0.75%	-4.5%
12/31/2017	1.14	0	0	1.25%	7.9%	12/31/2017	1.15	0	0	1.00%	8.1%	12/31/2017	1.17	0	0	0.75%	8.4%
12/31/2016	1.06	0	0	1.25%	11.0%	12/31/2016	1.07	0	0	1.00%	11.3%	12/31/2016	1.07	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	7.0%	12/31/2020	$1.38	0	$0	0.25%	7.3%	12/31/2020	$1.40	0	$0	0.00%	7.5%
12/31/2019	1.27	0	0	0.50%	12.8%	12/31/2019	1.29	0	0	0.25%	13.0%	12/31/2019	1.30	0	0	0.00%	13.3%
12/31/2018	1.13	0	0	0.50%	-4.3%	12/31/2018	1.14	0	0	0.25%	-4.0%	12/31/2018	1.15	0	0	0.00%	-3.8%
12/31/2017	1.18	0	0	0.50%	8.7%	12/31/2017	1.19	0	0	0.25%	8.9%	12/31/2017	1.20	0	0	0.00%	9.2%
12/31/2016	1.08	0	0	0.50%	11.8%	12/31/2016	1.09	0	0	0.25%	12.1%	12/31/2016	1.10	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund R3 Class - 06-072
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,770	$148,431	21,322
Receivables: investments sold	128
Payables: investments purchased	-
Net assets	$178,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,898	141,172	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$178,898	141,172

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,694
Mortality & expense charges	(1,625)
Net investment income (loss)	3,069

Gain (loss) on investments:
Net realized gain (loss)	7
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,074
Net gain (loss)	30,081

Increase (decrease) in net assets from operations	$33,150

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,069	$796
Net realized gain (loss)	7	2,486
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	30,074	73

Increase (decrease) in net assets from operations	33,150	3,355

Contract owner transactions:
Proceeds from units sold	134,371	11,306
Cost of units redeemed	(1,451)	(30,525)
Account charges	(9)	(2)
Increase (decrease)	132,911	(19,221)
Net increase (decrease)	166,061	(15,866)
Net assets, beginning	12,837	28,703
Net assets, ending	$178,898	$12,837

Units sold	131,635	11,492
Units redeemed	(1,179)	(27,557)
Net increase (decrease)	130,456	(16,065)
Units outstanding, beginning	10,716	26,781
Units outstanding, ending	141,172	10,716

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$174,320
Cost of units redeemed/account charges	(32,132)
Net investment income (loss)	3,878
Net realized gain (loss)	2,493
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,339
Net assets	$178,898

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	141	$179	1.25%	5.8%	12/31/2020	$1.29	0	$0	1.00%	6.0%	12/31/2020	$1.31	0	$0	0.75%	6.3%
12/31/2019	1.20	11	13	1.25%	11.8%	12/31/2019	1.21	0	0	1.00%	12.1%	12/31/2019	1.23	0	0	0.75%	12.3%
12/31/2018	1.07	27	29	1.25%	-5.4%	12/31/2018	1.08	0	0	1.00%	-5.2%	12/31/2018	1.10	0	0	0.75%	-4.9%
12/31/2017	1.13	0	0	1.25%	7.6%	12/31/2017	1.14	0	0	1.00%	7.8%	12/31/2017	1.15	0	0	0.75%	8.1%
12/31/2016	1.05	0	0	1.25%	10.7%	12/31/2016	1.06	0	0	1.00%	11.0%	12/31/2016	1.07	0	0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	6.6%	12/31/2020	$1.35	0	$0	0.25%	6.8%	12/31/2020	$1.37	0	$0	0.00%	7.1%
12/31/2019	1.25	0	0	0.50%	12.6%	12/31/2019	1.27	0	0	0.25%	12.9%	12/31/2019	1.28	0	0	0.00%	13.2%
12/31/2018	1.11	0	0	0.50%	-4.7%	12/31/2018	1.12	0	0	0.25%	-4.5%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.16	0	0	0.50%	8.4%	12/31/2017	1.17	0	0	0.25%	8.6%	12/31/2017	1.18	0	0	0.00%	8.9%
12/31/2016	1.07	0	0	0.50%	11.5%	12/31/2016	1.08	0	0	0.25%	11.8%	12/31/2016	1.09	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.9%
2019	5.9%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,294	$52,240	3,510
Receivables: investments sold	79
Payables: investments purchased	-
Net assets	$62,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,373	31,158	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$62,373	31,158

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$422
Mortality & expense charges	(964)
Net investment income (loss)	(542)

Gain (loss) on investments:
Net realized gain (loss)	(13,576)
Realized gain distributions	1,454
Net change in unrealized appreciation (depreciation)	(241)
Net gain (loss)	(12,363)

Increase (decrease) in net assets from operations	$(12,905)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(542)	$201
Net realized gain (loss)	(13,576)	97
Realized gain distributions	1,454	6,701
Net change in unrealized appreciation (depreciation)	(241)	24,548

Increase (decrease) in net assets from operations	(12,905)	31,547

Contract owner transactions:
Proceeds from units sold	25,284	33,672
Cost of units redeemed	(113,401)	(34,039)
Account charges	(44)	(56)
Increase (decrease)	(88,161)	(423)
Net increase (decrease)	(101,066)	31,124
Net assets, beginning	163,439	132,315
Net assets, ending	$62,373	$163,439

Units sold	15,958	20,712
Units redeemed	(77,744)	(21,309)
Net increase (decrease)	(61,786)	(597)
Units outstanding, beginning	92,944	93,541
Units outstanding, ending	31,158	92,944

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$634,664
Cost of units redeemed/account charges	(664,744)
Net investment income (loss)	3,336
Net realized gain (loss)	(11,930)
Realized gain distributions	90,993
Net change in unrealized appreciation (depreciation)	10,054
Net assets	$62,373

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	31	$62	1.25%	13.8%	12/31/2020	$2.04	0	$0	1.00%	14.1%	12/31/2020	$2.08	0	$0	0.75%	14.4%
12/31/2019	1.76	93	163	1.25%	24.7%	12/31/2019	1.79	0	0	1.00%	25.0%	12/31/2019	1.81	0	0	0.75%	25.3%
12/31/2018	1.41	72	102	1.25%	-6.1%	12/31/2018	1.43	21	30	1.00%	-5.9%	12/31/2018	1.45	0	0	0.75%	-5.7%
12/31/2017	1.50	96	144	1.25%	17.3%	12/31/2017	1.52	121	184	1.00%	17.6%	12/31/2017	1.53	0	0	0.75%	17.9%
12/31/2016	1.28	103	132	1.25%	13.5%	12/31/2016	1.29	140	180	1.00%	13.8%	12/31/2016	1.30	0	0	0.75%	14.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	14.7%	12/31/2020	$2.15	0	$0	0.25%	15.0%	12/31/2020	$2.19	0	$0	0.00%	15.3%
12/31/2019	1.84	0	0	0.50%	25.6%	12/31/2019	1.87	0	0	0.25%	25.9%	12/31/2019	1.90	0	0	0.00%	26.3%
12/31/2018	1.47	0	0	0.50%	-5.4%	12/31/2018	1.49	0	0	0.25%	-5.2%	12/31/2018	1.51	0	0	0.00%	-4.9%
12/31/2017	1.55	0	0	0.50%	18.2%	12/31/2017	1.57	0	0	0.25%	18.5%	12/31/2017	1.58	0	0	0.00%	18.8%
12/31/2016	1.31	0	0	0.50%	14.4%	12/31/2016	1.32	0	0	0.25%	14.6%	12/31/2016	1.33	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.4%
2018	1.0%
2017	1.6%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund A Class - 06-423 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,958
Cost of units redeemed/account charges	(16,809)
Net investment income (loss)	-
Net realized gain (loss)	524
Realized gain distributions	327
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.04	0	$0	1.25%	14.1%	12/31/2020	$2.07	0	$0	1.00%	14.4%	12/31/2020	$2.11	0	$0	0.75%	14.6%
12/31/2019	1.79	0	0	1.25%	25.0%	12/31/2019	1.81	0	0	1.00%	25.3%	12/31/2019	1.84	0	0	0.75%	25.6%
12/31/2018	1.43	0	0	1.25%	-5.9%	12/31/2018	1.45	0	0	1.00%	-5.7%	12/31/2018	1.47	0	0	0.75%	-5.4%
12/31/2017	1.52	0	0	1.25%	17.6%	12/31/2017	1.53	0	0	1.00%	17.9%	12/31/2017	1.55	0	0	0.75%	18.2%
12/31/2016	1.29	0	0	1.25%	13.7%	12/31/2016	1.30	0	0	1.00%	14.0%	12/31/2016	1.31	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	0	$0	0.50%	14.9%	12/31/2020	$2.19	0	$0	0.25%	15.2%	12/31/2020	$2.23	0	$0	0.00%	15.5%
12/31/2019	1.87	0	0	0.50%	25.9%	12/31/2019	1.90	0	0	0.25%	26.3%	12/31/2019	1.93	0	0	0.00%	26.6%
12/31/2018	1.49	0	0	0.50%	-5.2%	12/31/2018	1.51	0	0	0.25%	-5.0%	12/31/2018	1.53	0	0	0.00%	-4.7%
12/31/2017	1.57	0	0	0.50%	18.5%	12/31/2017	1.58	0	0	0.25%	18.8%	12/31/2017	1.60	0	0	0.00%	19.1%
12/31/2016	1.32	0	0	0.50%	14.6%	12/31/2016	1.33	0	0	0.25%	14.8%	12/31/2016	1.34	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund A Class - 06-732
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,327	$235,764	10,409
Receivables: investments sold	-
Payables: investments purchased	(6,222)
Net assets	$318,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318,105	78,675	$4.04
Band 100	-	-	4.14
Band 75	-	-	4.24
Band 50	-	-	4.34
Band 25	-	-	4.45
Band 0	-	-	4.55
Total	$318,105	78,675

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,081)
Net investment income (loss)	(3,081)

Gain (loss) on investments:
Net realized gain (loss)	3,060
Realized gain distributions	27,581
Net change in unrealized appreciation (depreciation)	108,430
Net gain (loss)	139,071

Increase (decrease) in net assets from operations	$135,990

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,081)	$(2,835)
Net realized gain (loss)	3,060	1,912
Realized gain distributions	27,581	42,840
Net change in unrealized appreciation (depreciation)	108,430	12,777

Increase (decrease) in net assets from operations	135,990	54,694

Contract owner transactions:
Proceeds from units sold	76,205	38,549
Cost of units redeemed	(132,069)	(59,073)
Account charges	(174)	(134)
Increase (decrease)	(56,038)	(20,658)
Net increase (decrease)	79,952	34,036
Net assets, beginning	238,153	204,117
Net assets, ending	$318,105	$238,153

Units sold	34,109	16,686
Units redeemed	(55,820)	(28,384)
Net increase (decrease)	(21,711)	(11,698)
Units outstanding, beginning	100,386	112,084
Units outstanding, ending	78,675	100,386

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,447,589
Cost of units redeemed/account charges	(11,798,104)
Net investment income (loss)	(38,512)
Net realized gain (loss)	(382,314)
Realized gain distributions	2,000,883
Net change in unrealized appreciation (depreciation)	88,563
Net assets	$318,105

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.04	79	$318	1.25%	70.4%	12/31/2020	$4.14	0	$0	1.00%	70.9%	12/31/2020	$4.24	0	$0	0.75%	71.3%
12/31/2019	2.37	100	238	1.25%	30.3%	12/31/2019	2.42	0	0	1.00%	30.6%	12/31/2019	2.48	0	0	0.75%	30.9%
12/31/2018	1.82	112	204	1.25%	3.8%	12/31/2018	1.86	0	0	1.00%	4.0%	12/31/2018	1.89	0	0	0.75%	4.3%
12/31/2017	1.75	92	161	1.25%	28.3%	12/31/2017	1.78	0	0	1.00%	28.6%	12/31/2017	1.81	0	0	0.75%	28.9%
12/31/2016	1.37	203	278	1.25%	-3.9%	12/31/2016	1.39	0	0	1.00%	-3.7%	12/31/2016	1.41	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.34	0	$0	0.50%	71.7%	12/31/2020	$4.45	0	$0	0.25%	72.1%	12/31/2020	$4.55	0	$0	0.00%	72.6%
12/31/2019	2.53	0	0	0.50%	31.3%	12/31/2019	2.58	0	0	0.25%	31.6%	12/31/2019	2.64	0	0	0.00%	31.9%
12/31/2018	1.93	0	0	0.50%	4.6%	12/31/2018	1.96	0	0	0.25%	4.8%	12/31/2018	2.00	0	0	0.00%	5.1%
12/31/2017	1.84	0	0	0.50%	29.3%	12/31/2017	1.87	0	0	0.25%	29.6%	12/31/2017	1.90	0	0	0.00%	29.9%
12/31/2016	1.43	0	0	0.50%	-3.2%	12/31/2016	1.45	0	0	0.25%	-3.0%	12/31/2016	1.47	2,082	3,050	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund P Class - 06-960
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,958,588	$1,535,207	68,311
Receivables: investments sold	-
Payables: investments purchased	(99)
Net assets	$1,958,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,087,799	150,982	$7.20
Band 100	870,690	116,094	7.50
Band 75	-	-	7.81
Band 50	-	-	8.13
Band 25	-	-	8.46
Band 0	-	-	8.81
Total	$1,958,489	267,076

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(13,537)
Net investment income (loss)	(13,537)

Gain (loss) on investments:
Net realized gain (loss)	3,419
Realized gain distributions	180,847
Net change in unrealized appreciation (depreciation)	542,419
Net gain (loss)	726,685

Increase (decrease) in net assets from operations	$713,148

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,537)	$(14,464)
Net realized gain (loss)	3,419	45,387
Realized gain distributions	180,847	193,987
Net change in unrealized appreciation (depreciation)	542,419	224,386

Increase (decrease) in net assets from operations	713,148	449,296

Contract owner transactions:
Proceeds from units sold	367,002	79,959
Cost of units redeemed	(127,645)	(1,065,260)
Account charges	(112)	(147)
Increase (decrease)	239,245	(985,448)
Net increase (decrease)	952,393	(536,152)
Net assets, beginning	1,006,096	1,542,248
Net assets, ending	$1,958,489	$1,006,096

Units sold	59,611	25,714
Units redeemed	(25,943)	(246,925)
Net increase (decrease)	33,668	(221,211)
Units outstanding, beginning	233,408	454,619
Units outstanding, ending	267,076	233,408

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,832,804
Cost of units redeemed/account charges	(8,479,743)
Net investment income (loss)	(144,587)
Net realized gain (loss)	118,917
Realized gain distributions	2,207,717
Net change in unrealized appreciation (depreciation)	423,381
Net assets	$1,958,489

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.20	151	$1,088	1.25%	70.0%	12/31/2020	$7.50	116	$871	1.00%	70.4%	12/31/2020	$7.81	0	$0	0.75%	70.9%
12/31/2019	4.24	129	547	1.25%	30.1%	12/31/2019	4.40	104	459	1.00%	30.4%	12/31/2019	4.57	0	0	0.75%	30.7%
12/31/2018	3.26	257	838	1.25%	3.6%	12/31/2018	3.37	122	413	1.00%	3.9%	12/31/2018	3.49	0	0	0.75%	4.1%
12/31/2017	3.14	273	857	1.25%	28.3%	12/31/2017	3.25	169	549	1.00%	28.6%	12/31/2017	3.36	0	0	0.75%	29.0%
12/31/2016	2.45	311	761	1.25%	-3.9%	12/31/2016	2.52	205	518	1.00%	-3.6%	12/31/2016	2.60	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.13	0	$0	0.50%	71.3%	12/31/2020	$8.46	0	$0	0.25%	71.7%	12/31/2020	$8.81	0	$0	0.00%	72.2%
12/31/2019	4.74	0	0	0.50%	31.1%	12/31/2019	4.93	0	0	0.25%	31.4%	12/31/2019	5.11	0	0	0.00%	31.7%
12/31/2018	3.62	0	0	0.50%	4.4%	12/31/2018	3.75	0	0	0.25%	4.7%	12/31/2018	3.88	75	292	0.00%	4.9%
12/31/2017	3.47	0	0	0.50%	29.3%	12/31/2017	3.58	0	0	0.25%	29.6%	12/31/2017	3.70	88	326	0.00%	29.9%
12/31/2016	2.68	0	0	0.50%	-3.2%	12/31/2016	2.76	0	0	0.25%	-2.9%	12/31/2016	2.85	132	376	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R3 Class - 06-369
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,461	$352,753	12,904
Receivables: investments sold	-
Payables: investments purchased	(3,451)
Net assets	$371,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$278,492	64,342	$4.33
Band 100	92,518	20,685	4.47
Band 75	-	-	4.62
Band 50	-	-	4.78
Band 25	-	-	4.94
Band 0	-	-	5.10
Total	$371,010	85,027

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,164)
Net investment income (loss)	(5,164)

Gain (loss) on investments:
Net realized gain (loss)	64,825
Realized gain distributions	46,804
Net change in unrealized appreciation (depreciation)	121,272
Net gain (loss)	232,901

Increase (decrease) in net assets from operations	$227,737

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,164)	$(5,416)
Net realized gain (loss)	64,825	64,907
Realized gain distributions	46,804	96,656
Net change in unrealized appreciation (depreciation)	121,272	(31,213)

Increase (decrease) in net assets from operations	227,737	124,934

Contract owner transactions:
Proceeds from units sold	1,247,503	1,806,320
Cost of units redeemed	(1,572,523)	(1,885,543)
Account charges	(161)	(407)
Increase (decrease)	(325,181)	(79,630)
Net increase (decrease)	(97,444)	45,304
Net assets, beginning	468,454	423,150
Net assets, ending	$371,010	$468,454

Units sold	430,893	723,300
Units redeemed	(529,204)	(755,410)
Net increase (decrease)	(98,311)	(32,110)
Units outstanding, beginning	183,338	215,448
Units outstanding, ending	85,027	183,338

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,913,963
Cost of units redeemed/account charges	(12,163,542)
Net investment income (loss)	(176,759)
Net realized gain (loss)	347,664
Realized gain distributions	1,427,976
Net change in unrealized appreciation (depreciation)	21,708
Net assets	$371,010

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.33	64	$278	1.25%	70.0%	12/31/2020	$4.47	21	$93	1.00%	70.4%	12/31/2020	$4.62	0	$0	0.75%	70.8%
12/31/2019	2.55	163	414	1.25%	30.0%	12/31/2019	2.62	21	54	1.00%	30.3%	12/31/2019	2.71	0	0	0.75%	30.6%
12/31/2018	1.96	195	381	1.25%	3.5%	12/31/2018	2.01	21	42	1.00%	3.7%	12/31/2018	2.07	0	0	0.75%	4.0%
12/31/2017	1.89	325	616	1.25%	28.0%	12/31/2017	1.94	21	40	1.00%	28.4%	12/31/2017	1.99	0	0	0.75%	28.7%
12/31/2016	1.48	1,081	1,598	1.25%	-4.2%	12/31/2016	1.51	21	31	1.00%	-4.0%	12/31/2016	1.55	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.78	0	$0	0.50%	71.3%	12/31/2020	$4.94	0	$0	0.25%	71.7%	12/31/2020	$5.10	0	$0	0.00%	72.1%
12/31/2019	2.79	0	0	0.50%	31.0%	12/31/2019	2.87	0	0	0.25%	31.3%	12/31/2019	2.96	0	0	0.00%	31.6%
12/31/2018	2.13	0	0	0.50%	4.3%	12/31/2018	2.19	0	0	0.25%	4.5%	12/31/2018	2.25	0	0	0.00%	4.8%
12/31/2017	2.04	0	0	0.50%	29.0%	12/31/2017	2.09	0	0	0.25%	29.3%	12/31/2017	2.15	0	0	0.00%	29.6%
12/31/2016	1.58	0	0	0.50%	-3.5%	12/31/2016	1.62	0	0	0.25%	-3.2%	12/31/2016	1.66	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund R3 Class - 06-731
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,047	$5,686	511
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$6,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,056	3,144	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.12
Band 0	-	-	2.17
Total	$6,056	3,144

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$87
Mortality & expense charges	(49)
Net investment income (loss)	38

Gain (loss) on investments:
Net realized gain (loss)	(4)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	403
Net gain (loss)	399

Increase (decrease) in net assets from operations	$437

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38	$(26)
Net realized gain (loss)	(4)	(508)
Realized gain distributions	-	218
Net change in unrealized appreciation (depreciation)	403	1,216

Increase (decrease) in net assets from operations	437	900

Contract owner transactions:
Proceeds from units sold	2,903	2,508
Cost of units redeemed	(102)	(8,526)
Account charges	-	(3)
Increase (decrease)	2,801	(6,021)
Net increase (decrease)	3,238	(5,121)
Net assets, beginning	2,818	7,939
Net assets, ending	$6,056	$2,818

Units sold	1,786	1,417
Units redeemed	(122)	(4,976)
Net increase (decrease)	1,664	(3,559)
Units outstanding, beginning	1,480	5,039
Units outstanding, ending	3,144	1,480

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,652,958
Cost of units redeemed/account charges	(2,986,981)
Net investment income (loss)	(18,731)
Net realized gain (loss)	(129,120)
Realized gain distributions	487,569
Net change in unrealized appreciation (depreciation)	361
Net assets	$6,056

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	3	$6	1.25%	1.2%	12/31/2020	$1.97	0	$0	1.00%	1.4%	12/31/2020	$2.02	0	$0	0.75%	1.7%
12/31/2019	1.90	1	3	1.25%	20.9%	12/31/2019	1.95	0	0	1.00%	21.2%	12/31/2019	1.99	0	0	0.75%	21.5%
12/31/2018	1.58	5	8	1.25%	-9.8%	12/31/2018	1.61	0	0	1.00%	-9.5%	12/31/2018	1.64	0	0	0.75%	-9.3%
12/31/2017	1.75	27	48	1.25%	11.2%	12/31/2017	1.77	0	0	1.00%	11.5%	12/31/2017	1.80	0	0	0.75%	11.8%
12/31/2016	1.57	23	35	1.25%	14.1%	12/31/2016	1.59	0	0	1.00%	14.4%	12/31/2016	1.61	0	0	0.75%	14.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	0	$0	0.50%	1.9%	12/31/2020	$2.12	0	$0	0.25%	2.2%	12/31/2020	$2.17	0	$0	0.00%	2.4%
12/31/2019	2.03	0	0	0.50%	21.8%	12/31/2019	2.07	0	0	0.25%	22.1%	12/31/2019	2.12	0	0	0.00%	22.4%
12/31/2018	1.67	0	0	0.50%	-9.1%	12/31/2018	1.70	0	0	0.25%	-8.9%	12/31/2018	1.73	0	0	0.00%	-8.6%
12/31/2017	1.83	0	0	0.50%	12.1%	12/31/2017	1.86	0	0	0.25%	12.4%	12/31/2017	1.89	0	0	0.00%	12.6%
12/31/2016	1.64	0	0	0.50%	14.9%	12/31/2016	1.66	0	0	0.25%	15.2%	12/31/2016	1.68	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	0.6%
2018	0.3%
2017	1.1%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.06
Band 50	-	-	2.11
Band 25	-	-	2.16
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$316,691
Cost of units redeemed/account charges	(335,150)
Net investment income (loss)	(1,523)
Net realized gain (loss)	(29,216)
Realized gain distributions	49,198
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	0	$0	1.25%	1.4%	12/31/2020	$2.01	0	$0	1.00%	1.6%	12/31/2020	$2.06	0	$0	0.75%	1.9%
12/31/2019	1.94	0	0	1.25%	21.2%	12/31/2019	1.98	0	0	1.00%	21.5%	12/31/2019	2.02	0	0	0.75%	21.8%
12/31/2018	1.60	0	0	1.25%	-9.6%	12/31/2018	1.63	0	0	1.00%	-9.4%	12/31/2018	1.66	0	0	0.75%	-9.1%
12/31/2017	1.77	0	0	1.25%	11.6%	12/31/2017	1.80	0	0	1.00%	11.8%	12/31/2017	1.83	0	0	0.75%	12.1%
12/31/2016	1.59	0	0	1.25%	14.3%	12/31/2016	1.61	0	0	1.00%	14.6%	12/31/2016	1.63	0	0	0.75%	14.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	2.1%	12/31/2020	$2.16	0	$0	0.25%	2.4%	12/31/2020	$2.21	0	$0	0.00%	2.6%
12/31/2019	2.07	0	0	0.50%	22.1%	12/31/2019	2.11	0	0	0.25%	22.5%	12/31/2019	2.16	0	0	0.00%	22.8%
12/31/2018	1.69	0	0	0.50%	-8.9%	12/31/2018	1.72	0	0	0.25%	-8.7%	12/31/2018	1.76	0	0	0.00%	-8.4%
12/31/2017	1.86	0	0	0.50%	12.4%	12/31/2017	1.89	0	0	0.25%	12.7%	12/31/2017	1.92	0	0	0.00%	13.0%
12/31/2016	1.65	0	0	0.50%	15.2%	12/31/2016	1.68	0	0	0.25%	15.5%	12/31/2016	1.70	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.01
Band 100	-	-	3.08
Band 75	-	-	3.15
Band 50	-	-	3.23
Band 25	-	-	3.31
Band 0	-	-	3.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.01	0	$0	1.25%	38.3%	12/31/2020	$3.08	0	$0	1.00%	38.7%	12/31/2020	$3.15	0	$0	0.75%	39.0%
12/31/2019	2.17	0	0	1.25%	35.1%	12/31/2019	2.22	0	0	1.00%	35.4%	12/31/2019	2.27	0	0	0.75%	35.7%
12/31/2018	1.61	0	0	1.25%	-4.6%	12/31/2018	1.64	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.69	0	0	1.25%	21.3%	12/31/2017	1.71	0	0	1.00%	21.6%	12/31/2017	1.74	0	0	0.75%	21.9%
12/31/2016	1.39	0	0	1.25%	-0.2%	12/31/2016	1.41	0	0	1.00%	0.0%	12/31/2016	1.43	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.23	0	$0	0.50%	39.4%	12/31/2020	$3.31	0	$0	0.25%	39.7%	12/31/2020	$3.38	0	$0	0.00%	40.1%
12/31/2019	2.32	0	0	0.50%	36.1%	12/31/2019	2.37	0	0	0.25%	36.4%	12/31/2019	2.42	0	0	0.00%	36.8%
12/31/2018	1.70	0	0	0.50%	-3.8%	12/31/2018	1.73	0	0	0.25%	-3.6%	12/31/2018	1.77	0	0	0.00%	-3.4%
12/31/2017	1.77	0	0	0.50%	22.2%	12/31/2017	1.80	0	0	0.25%	22.5%	12/31/2017	1.83	0	0	0.00%	22.8%
12/31/2016	1.45	0	0	0.50%	0.5%	12/31/2016	1.47	0	0	0.25%	0.8%	12/31/2016	1.49	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund P Class - 06-965
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,970	$168,977	7,842
Receivables: investments sold	-
Payables: investments purchased	(315)
Net assets	$219,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,890	36,853	$4.37
Band 100	58,765	12,931	4.54
Band 75	-	-	4.73
Band 50	-	-	4.92
Band 25	-	-	5.13
Band 0	-	-	5.34
Total	$219,655	49,784

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,146)
Net investment income (loss)	(2,146)

Gain (loss) on investments:
Net realized gain (loss)	3,732
Realized gain distributions	30,626
Net change in unrealized appreciation (depreciation)	27,833
Net gain (loss)	62,191

Increase (decrease) in net assets from operations	$60,045

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,146)	$(2,099)
Net realized gain (loss)	3,732	1,955
Realized gain distributions	30,626	10,066
Net change in unrealized appreciation (depreciation)	27,833	38,735

Increase (decrease) in net assets from operations	60,045	48,657

Contract owner transactions:
Proceeds from units sold	8,089	46,378
Cost of units redeemed	(31,520)	(23,763)
Account charges	(17)	(15)
Increase (decrease)	(23,448)	22,600
Net increase (decrease)	36,597	71,257
Net assets, beginning	183,058	111,801
Net assets, ending	$219,655	$183,058

Units sold	2,583	27,981
Units redeemed	(10,189)	(17,622)
Net increase (decrease)	(7,606)	10,359
Units outstanding, beginning	57,390	47,031
Units outstanding, ending	49,784	57,390

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$561,564
Cost of units redeemed/account charges	(570,718)
Net investment income (loss)	(21,447)
Net realized gain (loss)	34,866
Realized gain distributions	164,397
Net change in unrealized appreciation (depreciation)	50,993
Net assets	$219,655

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.37	37	$161	1.25%	38.0%	12/31/2020	$4.54	13	$59	1.00%	38.4%	12/31/2020	$4.73	0	$0	0.75%	38.7%
12/31/2019	3.16	45	142	1.25%	34.8%	12/31/2019	3.28	13	42	1.00%	35.2%	12/31/2019	3.41	0	0	0.75%	35.5%
12/31/2018	2.35	29	69	1.25%	-4.8%	12/31/2018	2.43	18	43	1.00%	-4.6%	12/31/2018	2.52	0	0	0.75%	-4.3%
12/31/2017	2.46	26	65	1.25%	21.1%	12/31/2017	2.55	22	55	1.00%	21.4%	12/31/2017	2.63	0	0	0.75%	21.7%
12/31/2016	2.03	29	59	1.25%	-0.4%	12/31/2016	2.10	27	57	1.00%	-0.2%	12/31/2016	2.16	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.92	0	$0	0.50%	39.1%	12/31/2020	$5.13	0	$0	0.25%	39.4%	12/31/2020	$5.34	0	$0	0.00%	39.8%
12/31/2019	3.54	0	0	0.50%	35.9%	12/31/2019	3.68	0	0	0.25%	36.2%	12/31/2019	3.82	0	0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	-4.1%	12/31/2018	2.70	0	0	0.25%	-3.8%	12/31/2018	2.80	0	0	0.00%	-3.6%
12/31/2017	2.72	0	0	0.50%	22.0%	12/31/2017	2.81	0	0	0.25%	22.3%	12/31/2017	2.90	0	0	0.00%	22.6%
12/31/2016	2.23	0	0	0.50%	0.3%	12/31/2016	2.29	0	0	0.25%	0.6%	12/31/2016	2.36	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund R3 Class - 06-371
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,802	$143,476	6,646
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$184,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,901	56,019	$3.30
Band 100	-	-	3.41
Band 75	-	-	3.52
Band 50	-	-	3.64
Band 25	-	-	3.76
Band 0	-	-	3.89
Total	$184,901	56,019

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,744)
Net investment income (loss)	(1,744)

Gain (loss) on investments:
Net realized gain (loss)	547
Realized gain distributions	25,838
Net change in unrealized appreciation (depreciation)	24,852
Net gain (loss)	51,237

Increase (decrease) in net assets from operations	$49,493

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,744)	$(1,486)
Net realized gain (loss)	547	1,541
Realized gain distributions	25,838	6,883
Net change in unrealized appreciation (depreciation)	24,852	25,880

Increase (decrease) in net assets from operations	49,493	32,818

Contract owner transactions:
Proceeds from units sold	12,874	9,170
Cost of units redeemed	(2,596)	(11,496)
Account charges	-	(34)
Increase (decrease)	10,278	(2,360)
Net increase (decrease)	59,771	30,458
Net assets, beginning	125,130	94,672
Net assets, ending	$184,901	$125,130

Units sold	4,847	5,328
Units redeemed	(1,139)	(6,338)
Net increase (decrease)	3,708	(1,010)
Units outstanding, beginning	52,311	53,321
Units outstanding, ending	56,019	52,311

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,790,787
Cost of units redeemed/account charges	(1,872,907)
Net investment income (loss)	(25,206)
Net realized gain (loss)	75,149
Realized gain distributions	175,752
Net change in unrealized appreciation (depreciation)	41,326
Net assets	$184,901

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	56	$185	1.25%	38.0%	12/31/2020	$3.41	0	$0	1.00%	38.3%	12/31/2020	$3.52	0	$0	0.75%	38.7%
12/31/2019	2.39	52	125	1.25%	34.7%	12/31/2019	2.47	0	0	1.00%	35.1%	12/31/2019	2.54	0	0	0.75%	35.4%
12/31/2018	1.78	53	95	1.25%	-4.8%	12/31/2018	1.83	0	0	1.00%	-4.6%	12/31/2018	1.88	0	0	0.75%	-4.3%
12/31/2017	1.87	161	300	1.25%	21.0%	12/31/2017	1.91	0	0	1.00%	21.3%	12/31/2017	1.96	0	0	0.75%	21.6%
12/31/2016	1.54	160	247	1.25%	-0.5%	12/31/2016	1.58	0	0	1.00%	-0.2%	12/31/2016	1.61	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.64	0	$0	0.50%	39.0%	12/31/2020	$3.76	0	$0	0.25%	39.4%	12/31/2020	$3.89	0	$0	0.00%	39.7%
12/31/2019	2.62	0	0	0.50%	35.7%	12/31/2019	2.70	0	0	0.25%	36.1%	12/31/2019	2.78	0	0	0.00%	36.4%
12/31/2018	1.93	0	0	0.50%	-4.1%	12/31/2018	1.98	0	0	0.25%	-3.9%	12/31/2018	2.04	0	0	0.00%	-3.6%
12/31/2017	2.01	0	0	0.50%	21.9%	12/31/2017	2.06	0	0	0.25%	22.2%	12/31/2017	2.12	0	0	0.00%	22.5%
12/31/2016	1.65	0	0	0.50%	0.3%	12/31/2016	1.69	0	0	0.25%	0.5%	12/31/2016	1.73	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund A Class - 06-057
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725	$668	98
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$733	584	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$733	584

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,944
Mortality & expense charges	(412)
Net investment income (loss)	1,532

Gain (loss) on investments:
Net realized gain (loss)	(5,290)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(523)
Net gain (loss)	(5,813)

Increase (decrease) in net assets from operations	$(4,281)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,532	$2,559
Net realized gain (loss)	(5,290)	(644)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(523)	5,182

Increase (decrease) in net assets from operations	(4,281)	7,097

Contract owner transactions:
Proceeds from units sold	5,764	13,978
Cost of units redeemed	(66,495)	(9,675)
Account charges	(114)	(245)
Increase (decrease)	(60,845)	4,058
Net increase (decrease)	(65,126)	11,155
Net assets, beginning	65,859	54,704
Net assets, ending	$733	$65,859

Units sold	5,205	11,992
Units redeemed	(58,710)	(8,941)
Net increase (decrease)	(53,505)	3,051
Units outstanding, beginning	54,089	51,038
Units outstanding, ending	584	54,089

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$658,383
Cost of units redeemed/account charges	(708,934)
Net investment income (loss)	36,047
Net realized gain (loss)	14,896
Realized gain distributions	284
Net change in unrealized appreciation (depreciation)	57
Net assets	$733

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	1	$1	1.25%	3.1%	12/31/2020	$1.28	0	$0	1.00%	3.4%	12/31/2020	$1.30	0	$0	0.75%	3.6%
12/31/2019	1.22	54	66	1.25%	13.6%	12/31/2019	1.23	0	0	1.00%	13.9%	12/31/2019	1.25	0	0	0.75%	14.2%
12/31/2018	1.07	51	55	1.25%	-6.3%	12/31/2018	1.08	0	0	1.00%	-6.1%	12/31/2018	1.10	0	0	0.75%	-5.9%
12/31/2017	1.14	163	186	1.25%	7.2%	12/31/2017	1.15	0	0	1.00%	7.4%	12/31/2017	1.16	0	0	0.75%	7.7%
12/31/2016	1.07	418	447	1.25%	14.5%	12/31/2016	1.07	0	0	1.00%	14.7%	12/31/2016	1.08	0	0	0.75%	15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	3.9%	12/31/2020	$1.34	0	$0	0.25%	4.2%	12/31/2020	$1.36	0	$0	0.00%	4.4%
12/31/2019	1.27	0	0	0.50%	14.5%	12/31/2019	1.29	0	0	0.25%	14.7%	12/31/2019	1.30	0	0	0.00%	15.0%
12/31/2018	1.11	0	0	0.50%	-5.6%	12/31/2018	1.12	0	0	0.25%	-5.4%	12/31/2018	1.13	0	0	0.00%	-5.2%
12/31/2017	1.18	0	0	0.50%	8.0%	12/31/2017	1.19	0	0	0.25%	8.2%	12/31/2017	1.20	0	0	0.00%	8.5%
12/31/2016	1.09	0	0	0.50%	15.3%	12/31/2016	1.10	0	0	0.25%	15.6%	12/31/2016	1.10	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.8%
2019	5.5%
2018	5.7%
2017	3.2%
2016	6.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R3 Class - 06-073
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,251	$174,173	23,887
Receivables: investments sold	-
Payables: investments purchased	(53)
Net assets	$178,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,198	144,549	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$178,198	144,549

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,668
Mortality & expense charges	(1,877)
Net investment income (loss)	5,791

Gain (loss) on investments:
Net realized gain (loss)	(1,672)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,432
Net gain (loss)	(240)

Increase (decrease) in net assets from operations	$5,551

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,791	$10,997
Net realized gain (loss)	(1,672)	(13,026)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,432	33,805

Increase (decrease) in net assets from operations	5,551	31,776

Contract owner transactions:
Proceeds from units sold	41,804	67,909
Cost of units redeemed	(19,745)	(201,938)
Account charges	(78)	(678)
Increase (decrease)	21,981	(134,707)
Net increase (decrease)	27,532	(102,931)
Net assets, beginning	150,666	253,597
Net assets, ending	$178,198	$150,666

Units sold	38,112	58,531
Units redeemed	(19,230)	(172,344)
Net increase (decrease)	18,882	(113,813)
Units outstanding, beginning	125,667	239,480
Units outstanding, ending	144,549	125,667

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,085,942
Cost of units redeemed/account charges	(978,946)
Net investment income (loss)	57,317
Net realized gain (loss)	9,807
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,078
Net assets	$178,198

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	145	$178	1.25%	2.8%	12/31/2020	$1.25	0	$0	1.00%	3.1%	12/31/2020	$1.27	0	$0	0.75%	3.3%
12/31/2019	1.20	126	151	1.25%	13.2%	12/31/2019	1.22	0	0	1.00%	13.5%	12/31/2019	1.23	0	0	0.75%	13.8%
12/31/2018	1.06	239	254	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.4%	12/31/2018	1.08	0	0	0.75%	-6.2%
12/31/2017	1.13	241	274	1.25%	6.8%	12/31/2017	1.14	0	0	1.00%	7.1%	12/31/2017	1.15	0	0	0.75%	7.4%
12/31/2016	1.06	265	281	1.25%	14.2%	12/31/2016	1.07	0	0	1.00%	14.5%	12/31/2016	1.08	0	0	0.75%	14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	3.6%	12/31/2020	$1.32	0	$0	0.25%	3.9%	12/31/2020	$1.34	0	$0	0.00%	4.1%
12/31/2019	1.25	0	0	0.50%	14.1%	12/31/2019	1.27	0	0	0.25%	14.4%	12/31/2019	1.28	0	0	0.00%	14.6%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	7.6%	12/31/2017	1.18	0	0	0.25%	7.9%	12/31/2017	1.19	0	0	0.00%	8.2%
12/31/2016	1.08	0	0	0.50%	15.1%	12/31/2016	1.09	0	0	0.25%	15.4%	12/31/2016	1.10	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.7%
2019	7.1%
2018	8.0%
2017	5.3%
2016	5.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund P Class - 06-970
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,518	$30,429	1,153
Receivables: investments sold	-
Payables: investments purchased	(134)
Net assets	$32,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,384	16,143	$2.01
Band 100	-	-	2.09
Band 75	-	-	2.17
Band 50	-	-	2.26
Band 25	-	-	2.36
Band 0	-	-	2.45
Total	$32,384	16,143

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$332
Mortality & expense charges	(342)
Net investment income (loss)	(10)

Gain (loss) on investments:
Net realized gain (loss)	(164)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,095
Net gain (loss)	931

Increase (decrease) in net assets from operations	$921

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10)	$(142)
Net realized gain (loss)	(164)	(19)
Realized gain distributions	-	685
Net change in unrealized appreciation (depreciation)	1,095	4,512

Increase (decrease) in net assets from operations	921	5,036

Contract owner transactions:
Proceeds from units sold	3,521	3,460
Cost of units redeemed	(1,666)	(1,791)
Account charges	(72)	(40)
Increase (decrease)	1,783	1,629
Net increase (decrease)	2,704	6,665
Net assets, beginning	29,680	23,015
Net assets, ending	$32,384	$29,680

Units sold	2,150	1,879
Units redeemed	(984)	(975)
Net increase (decrease)	1,166	904
Units outstanding, beginning	14,977	14,073
Units outstanding, ending	16,143	14,977

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$173,977
Cost of units redeemed/account charges	(165,841)
Net investment income (loss)	(1,897)
Net realized gain (loss)	19,309
Realized gain distributions	4,747
Net change in unrealized appreciation (depreciation)	2,089
Net assets	$32,384

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	16	$32	1.25%	1.2%	12/31/2020	$2.09	0	$0	1.00%	1.5%	12/31/2020	$2.17	0	$0	0.75%	1.7%
12/31/2019	1.98	15	30	1.25%	21.2%	12/31/2019	2.06	0	0	1.00%	21.5%	12/31/2019	2.14	0	0	0.75%	21.8%
12/31/2018	1.64	14	23	1.25%	-15.8%	12/31/2018	1.69	0	0	1.00%	-15.6%	12/31/2018	1.75	0	0	0.75%	-15.4%
12/31/2017	1.94	10	19	1.25%	5.5%	12/31/2017	2.01	0	0	1.00%	5.8%	12/31/2017	2.07	0	0	0.75%	6.0%
12/31/2016	1.84	9	17	1.25%	14.9%	12/31/2016	1.90	0	0	1.00%	15.2%	12/31/2016	1.95	0	0	0.75%	15.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	0	$0	0.50%	2.0%	12/31/2020	$2.36	0	$0	0.25%	2.3%	12/31/2020	$2.45	0	$0	0.00%	2.5%
12/31/2019	2.22	0	0	0.50%	22.1%	12/31/2019	2.30	0	0	0.25%	22.4%	12/31/2019	2.39	0	0	0.00%	22.7%
12/31/2018	1.82	0	0	0.50%	-15.1%	12/31/2018	1.88	0	0	0.25%	-14.9%	12/31/2018	1.95	0	0	0.00%	-14.7%
12/31/2017	2.14	0	0	0.50%	6.3%	12/31/2017	2.21	0	0	0.25%	6.6%	12/31/2017	2.29	0	0	0.00%	6.8%
12/31/2016	2.01	0	0	0.50%	15.8%	12/31/2016	2.08	0	0	0.25%	16.1%	12/31/2016	2.14	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.7%
2018	0.8%
2017	0.7%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,318	$37,458	1,402
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$40,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,316	14,104	$2.86
Band 100	-	-	2.94
Band 75	-	-	3.03
Band 50	-	-	3.12
Band 25	-	-	3.21
Band 0	-	-	3.31
Total	$40,316	14,104

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$379
Mortality & expense charges	(584)
Net investment income (loss)	(205)

Gain (loss) on investments:
Net realized gain (loss)	(7,350)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,096)
Net gain (loss)	(9,446)

Increase (decrease) in net assets from operations	$(9,651)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(205)	$(488)
Net realized gain (loss)	(7,350)	(12,857)
Realized gain distributions	-	1,909
Net change in unrealized appreciation (depreciation)	(2,096)	24,132

Increase (decrease) in net assets from operations	(9,651)	12,696

Contract owner transactions:
Proceeds from units sold	537	824
Cost of units redeemed	(34,948)	(14,791)
Account charges	(10)	(12)
Increase (decrease)	(34,421)	(13,979)
Net increase (decrease)	(44,072)	(1,283)
Net assets, beginning	84,388	85,671
Net assets, ending	$40,316	$84,388

Units sold	216	32,159
Units redeemed	(15,984)	(39,021)
Net increase (decrease)	(15,768)	(6,862)
Units outstanding, beginning	29,872	36,734
Units outstanding, ending	14,104	29,872

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,103,644
Cost of units redeemed/account charges	(1,150,529)
Net investment income (loss)	(14,622)
Net realized gain (loss)	77,847
Realized gain distributions	21,116
Net change in unrealized appreciation (depreciation)	2,860
Net assets	$40,316

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.86	14	$40	1.25%	1.2%	12/31/2020	$2.94	0	$0	1.00%	1.4%	12/31/2020	$3.03	0	$0	0.75%	1.7%
12/31/2019	2.82	30	84	1.25%	21.1%	12/31/2019	2.90	0	0	1.00%	21.4%	12/31/2019	2.98	0	0	0.75%	21.7%
12/31/2018	2.33	37	86	1.25%	-15.7%	12/31/2018	2.39	0	0	1.00%	-15.5%	12/31/2018	2.45	0	0	0.75%	-15.3%
12/31/2017	2.77	307	848	1.25%	5.4%	12/31/2017	2.83	0	0	1.00%	5.7%	12/31/2017	2.89	0	0	0.75%	6.0%
12/31/2016	2.62	65	169	1.25%	14.9%	12/31/2016	2.68	0	0	1.00%	15.1%	12/31/2016	2.73	0	0	0.75%	15.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.12	0	$0	0.50%	1.9%	12/31/2020	$3.21	0	$0	0.25%	2.2%	12/31/2020	$3.31	0	$0	0.00%	2.5%
12/31/2019	3.06	0	0	0.50%	22.0%	12/31/2019	3.14	0	0	0.25%	22.3%	12/31/2019	3.23	0	0	0.00%	22.7%
12/31/2018	2.51	0	0	0.50%	-15.1%	12/31/2018	2.57	0	0	0.25%	-14.9%	12/31/2018	2.63	0	0	0.00%	-14.7%
12/31/2017	2.95	0	0	0.50%	6.2%	12/31/2017	3.02	0	0	0.25%	6.5%	12/31/2017	3.08	0	0	0.00%	6.8%
12/31/2016	2.78	0	0	0.50%	15.7%	12/31/2016	2.83	0	0	0.25%	16.0%	12/31/2016	2.89	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.6%
2018	0.1%
2017	1.1%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund R3 Class - 06-962
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,690	$214,623	12,631
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$172,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,804	67,172	$2.57
Band 100	-	-	2.65
Band 75	-	-	2.73
Band 50	-	-	2.81
Band 25	-	-	2.89
Band 0	-	-	2.98
Total	$172,804	67,172

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,557
Mortality & expense charges	(1,736)
Net investment income (loss)	(179)

Gain (loss) on investments:
Net realized gain (loss)	(8,865)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,413
Net gain (loss)	(452)

Increase (decrease) in net assets from operations	$(631)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(179)	$(1,712)
Net realized gain (loss)	(8,865)	(13,719)
Realized gain distributions	-	23,328
Net change in unrealized appreciation (depreciation)	8,413	16,555

Increase (decrease) in net assets from operations	(631)	24,452

Contract owner transactions:
Proceeds from units sold	46,494	11,142
Cost of units redeemed	(9,995)	(33,606)
Account charges	(140)	(213)
Increase (decrease)	36,359	(22,677)
Net increase (decrease)	35,728	1,775
Net assets, beginning	137,076	135,301
Net assets, ending	$172,804	$137,076

Units sold	20,286	4,489
Units redeemed	(4,821)	(13,278)
Net increase (decrease)	15,465	(8,789)
Units outstanding, beginning	51,707	60,496
Units outstanding, ending	67,172	51,707

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$623,568
Cost of units redeemed/account charges	(579,483)
Net investment income (loss)	(19,285)
Net realized gain (loss)	(10,808)
Realized gain distributions	200,745
Net change in unrealized appreciation (depreciation)	(41,933)
Net assets	$172,804

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.57	67	$173	1.25%	-3.0%	12/31/2020	$2.65	0	$0	1.00%	-2.7%	12/31/2020	$2.73	0	$0	0.75%	-2.5%
12/31/2019	2.65	52	137	1.25%	18.5%	12/31/2019	2.72	0	0	1.00%	18.8%	12/31/2019	2.80	0	0	0.75%	19.1%
12/31/2018	2.24	60	135	1.25%	-13.2%	12/31/2018	2.29	0	0	1.00%	-13.0%	12/31/2018	2.35	0	0	0.75%	-12.8%
12/31/2017	2.58	52	135	1.25%	4.8%	12/31/2017	2.63	0	0	1.00%	5.0%	12/31/2017	2.69	0	0	0.75%	5.3%
12/31/2016	2.46	59	144	1.25%	18.7%	12/31/2016	2.51	0	0	1.00%	19.0%	12/31/2016	2.56	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.81	0	$0	0.50%	-2.2%	12/31/2020	$2.89	0	$0	0.25%	-2.0%	12/31/2020	$2.98	0	$0	0.00%	-1.7%
12/31/2019	2.87	0	0	0.50%	19.4%	12/31/2019	2.95	0	0	0.25%	19.7%	12/31/2019	3.03	0	0	0.00%	20.0%
12/31/2018	2.40	0	0	0.50%	-12.5%	12/31/2018	2.46	0	0	0.25%	-12.3%	12/31/2018	2.52	0	0	0.00%	-12.1%
12/31/2017	2.75	0	0	0.50%	5.6%	12/31/2017	2.81	0	0	0.25%	5.8%	12/31/2017	2.87	0	0	0.00%	6.1%
12/31/2016	2.60	0	0	0.50%	19.6%	12/31/2016	2.65	0	0	0.25%	19.9%	12/31/2016	2.71	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.66
Band 100	-	-	2.77
Band 75	-	-	2.88
Band 50	-	-	3.00
Band 25	-	-	3.12
Band 0	-	-	3.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$881,687
Cost of units redeemed/account charges	(1,114,693)
Net investment income (loss)	(34,037)
Net realized gain (loss)	(103,825)
Realized gain distributions	370,868
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	0	$0	1.25%	-2.9%	12/31/2020	$2.77	0	$0	1.00%	-2.7%	12/31/2020	$2.88	0	$0	0.75%	-2.4%
12/31/2019	2.74	0	0	1.25%	18.6%	12/31/2019	2.85	0	0	1.00%	18.9%	12/31/2019	2.95	0	0	0.75%	19.2%
12/31/2018	2.31	0	0	1.25%	-13.1%	12/31/2018	2.39	0	0	1.00%	-12.9%	12/31/2018	2.48	0	0	0.75%	-12.7%
12/31/2017	2.66	0	0	1.25%	4.8%	12/31/2017	2.75	0	0	1.00%	5.1%	12/31/2017	2.84	0	0	0.75%	5.3%
12/31/2016	2.54	0	0	1.25%	18.7%	12/31/2016	2.62	0	0	1.00%	19.0%	12/31/2016	2.70	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.00	0	$0	0.50%	-2.2%	12/31/2020	$3.12	0	$0	0.25%	-2.0%	12/31/2020	$3.25	0	$0	0.00%	-1.7%
12/31/2019	3.07	0	0	0.50%	19.5%	12/31/2019	3.19	0	0	0.25%	19.8%	12/31/2019	3.31	0	0	0.00%	20.1%
12/31/2018	2.57	0	0	0.50%	-12.5%	12/31/2018	2.66	0	0	0.25%	-12.3%	12/31/2018	2.75	0	0	0.00%	-12.0%
12/31/2017	2.93	0	0	0.50%	5.6%	12/31/2017	3.03	0	0	0.25%	5.8%	12/31/2017	3.13	0	0	0.00%	6.1%
12/31/2016	2.78	0	0	0.50%	19.6%	12/31/2016	2.86	0	0	0.25%	19.9%	12/31/2016	2.95	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	1.25%	-2.5%	12/31/2020	$1.71	0	$0	1.00%	-2.2%	12/31/2020	$1.75	0	$0	0.75%	-2.0%
12/31/2019	1.72	0	0	1.25%	19.1%	12/31/2019	1.75	0	0	1.00%	19.4%	12/31/2019	1.78	0	0	0.75%	19.7%
12/31/2018	1.45	0	0	1.25%	-12.8%	12/31/2018	1.47	0	0	1.00%	-12.5%	12/31/2018	1.49	0	0	0.75%	-12.3%
12/31/2017	1.66	0	0	1.25%	5.3%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.70	0	0	0.75%	5.8%
12/31/2016	1.57	0	0	1.25%	19.2%	12/31/2016	1.59	0	0	1.00%	19.5%	12/31/2016	1.61	0	0	0.75%	19.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	0	$0	0.50%	-1.7%	12/31/2020	$1.82	0	$0	0.25%	-1.5%	12/31/2020	$1.86	0	$0	0.00%	-1.2%
12/31/2019	1.82	0	0	0.50%	20.0%	12/31/2019	1.85	0	0	0.25%	20.3%	12/31/2019	1.89	0	0	0.00%	20.6%
12/31/2018	1.52	0	0	0.50%	-12.1%	12/31/2018	1.54	0	0	0.25%	-11.9%	12/31/2018	1.56	0	0	0.00%	-11.7%
12/31/2017	1.72	0	0	0.50%	6.1%	12/31/2017	1.75	0	0	0.25%	6.3%	12/31/2017	1.77	0	0	0.00%	6.6%
12/31/2016	1.62	0	0	0.50%	20.1%	12/31/2016	1.64	0	0	0.25%	20.4%	12/31/2016	1.66	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund A Class - 06-967
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,555	$586,972	32,220
Receivables: investments sold	1,120
Payables: investments purchased	-
Net assets	$617,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$617,675	230,596	$2.68
Band 100	-	-	2.75
Band 75	-	-	2.83
Band 50	-	-	2.91
Band 25	-	-	2.99
Band 0	-	-	3.07
Total	$617,675	230,596

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,392
Mortality & expense charges	(6,774)
Net investment income (loss)	(5,382)

Gain (loss) on investments:
Net realized gain (loss)	(18,984)
Realized gain distributions	30,270
Net change in unrealized appreciation (depreciation)	66,330
Net gain (loss)	77,616

Increase (decrease) in net assets from operations	$72,234

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,382)	$(6,184)
Net realized gain (loss)	(18,984)	(12,178)
Realized gain distributions	30,270	72,129
Net change in unrealized appreciation (depreciation)	66,330	83,090

Increase (decrease) in net assets from operations	72,234	136,857

Contract owner transactions:
Proceeds from units sold	53,656	70,172
Cost of units redeemed	(213,871)	(216,451)
Account charges	(302)	(351)
Increase (decrease)	(160,517)	(146,630)
Net increase (decrease)	(88,283)	(9,773)
Net assets, beginning	705,958	715,731
Net assets, ending	$617,675	$705,958

Units sold	24,663	31,929
Units redeemed	(93,874)	(100,922)
Net increase (decrease)	(69,211)	(68,993)
Units outstanding, beginning	299,807	368,800
Units outstanding, ending	230,596	299,807

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,099,552
Cost of units redeemed/account charges	(20,033,526)
Net investment income (loss)	(188,932)
Net realized gain (loss)	1,237,803
Realized gain distributions	1,473,195
Net change in unrealized appreciation (depreciation)	29,583
Net assets	$617,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.68	231	$618	1.25%	13.8%	12/31/2020	$2.75	0	$0	1.00%	14.0%	12/31/2020	$2.83	0	$0	0.75%	14.3%
12/31/2019	2.35	300	706	1.25%	21.3%	12/31/2019	2.41	0	0	1.00%	21.6%	12/31/2019	2.48	0	0	0.75%	21.9%
12/31/2018	1.94	369	716	1.25%	-13.0%	12/31/2018	1.99	0	0	1.00%	-12.7%	12/31/2018	2.03	0	0	0.75%	-12.5%
12/31/2017	2.23	569	1,268	1.25%	8.8%	12/31/2017	2.27	0	0	1.00%	9.1%	12/31/2017	2.32	0	0	0.75%	9.3%
12/31/2016	2.05	581	1,190	1.25%	15.0%	12/31/2016	2.09	0	0	1.00%	15.2%	12/31/2016	2.12	0	0	0.75%	15.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	0	$0	0.50%	14.6%	12/31/2020	$2.99	0	$0	0.25%	14.9%	12/31/2020	$3.07	0	$0	0.00%	15.2%
12/31/2019	2.54	0	0	0.50%	22.2%	12/31/2019	2.60	0	0	0.25%	22.6%	12/31/2019	2.67	0	0	0.00%	22.9%
12/31/2018	2.08	0	0	0.50%	-12.3%	12/31/2018	2.12	0	0	0.25%	-12.1%	12/31/2018	2.17	0	0	0.00%	-11.9%
12/31/2017	2.37	0	0	0.50%	9.6%	12/31/2017	2.42	0	0	0.25%	9.9%	12/31/2017	2.47	0	0	0.00%	10.2%
12/31/2016	2.16	0	0	0.50%	15.8%	12/31/2016	2.20	0	0	0.25%	16.1%	12/31/2016	2.24	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.3%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund P Class - 06-025
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$593,844	$600,445	31,695
Receivables: investments sold	-
Payables: investments purchased	(1,148)
Net assets	$592,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$525,086	308,696	$1.70
Band 100	67,610	39,013	1.73
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$592,696	347,709

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$163
Mortality & expense charges	(7,791)
Net investment income (loss)	(7,628)

Gain (loss) on investments:
Net realized gain (loss)	(11,246)
Realized gain distributions	33,938
Net change in unrealized appreciation (depreciation)	71,257
Net gain (loss)	93,949

Increase (decrease) in net assets from operations	$86,321

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,628)	$(6,954)
Net realized gain (loss)	(11,246)	(6,591)
Realized gain distributions	33,938	71,614
Net change in unrealized appreciation (depreciation)	71,257	64,935

Increase (decrease) in net assets from operations	86,321	123,004

Contract owner transactions:
Proceeds from units sold	43,822	33,401
Cost of units redeemed	(226,049)	(61,163)
Account charges	(365)	(339)
Increase (decrease)	(182,592)	(28,101)
Net increase (decrease)	(96,271)	94,903
Net assets, beginning	688,967	594,064
Net assets, ending	$592,696	$688,967

Units sold	29,872	24,012
Units redeemed	(141,334)	(44,512)
Net increase (decrease)	(111,462)	(20,500)
Units outstanding, beginning	459,171	479,671
Units outstanding, ending	347,709	459,171

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,521,570
Cost of units redeemed/account charges	(1,309,328)
Net investment income (loss)	(63,627)
Net realized gain (loss)	(37,364)
Realized gain distributions	488,046
Net change in unrealized appreciation (depreciation)	(6,601)
Net assets	$592,696

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	309	$525	1.25%	13.5%	12/31/2020	$1.73	39	$68	1.00%	13.8%	12/31/2020	$1.77	0	$0	0.75%	14.1%
12/31/2019	1.50	420	629	1.25%	21.1%	12/31/2019	1.52	39	60	1.00%	21.4%	12/31/2019	1.55	0	0	0.75%	21.7%
12/31/2018	1.24	439	543	1.25%	-13.2%	12/31/2018	1.25	41	51	1.00%	-12.9%	12/31/2018	1.27	0	0	0.75%	-12.7%
12/31/2017	1.42	371	528	1.25%	8.6%	12/31/2017	1.44	43	62	1.00%	8.8%	12/31/2017	1.46	0	0	0.75%	9.1%
12/31/2016	1.31	477	626	1.25%	14.8%	12/31/2016	1.32	45	59	1.00%	15.0%	12/31/2016	1.33	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	14.4%	12/31/2020	$1.83	0	$0	0.25%	14.7%	12/31/2020	$1.87	0	$0	0.00%	14.9%
12/31/2019	1.57	0	0	0.50%	22.0%	12/31/2019	1.60	0	0	0.25%	22.3%	12/31/2019	1.62	0	0	0.00%	22.6%
12/31/2018	1.29	0	0	0.50%	-12.5%	12/31/2018	1.31	0	0	0.25%	-12.3%	12/31/2018	1.32	0	0	0.00%	-12.1%
12/31/2017	1.47	0	0	0.50%	9.4%	12/31/2017	1.49	0	0	0.25%	9.7%	12/31/2017	1.51	0	0	0.00%	9.9%
12/31/2016	1.35	0	0	0.50%	15.6%	12/31/2016	1.36	0	0	0.25%	15.9%	12/31/2016	1.37	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R3 Class - 06-968
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725,899	$697,104	39,191
Receivables: investments sold	-
Payables: investments purchased	(3,609)
Net assets	$722,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$573,131	218,866	$2.62
Band 100	149,159	55,410	2.69
Band 75	-	-	2.77
Band 50	-	-	2.84
Band 25	-	-	2.92
Band 0	-	-	3.01
Total	$722,290	274,276

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,515)
Net investment income (loss)	(7,515)

Gain (loss) on investments:
Net realized gain (loss)	(41,508)
Realized gain distributions	37,286
Net change in unrealized appreciation (depreciation)	98,314
Net gain (loss)	94,092

Increase (decrease) in net assets from operations	$86,577

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,515)	$(8,319)
Net realized gain (loss)	(41,508)	(35,365)
Realized gain distributions	37,286	73,328
Net change in unrealized appreciation (depreciation)	98,314	117,851

Increase (decrease) in net assets from operations	86,577	147,495

Contract owner transactions:
Proceeds from units sold	241,999	68,655
Cost of units redeemed	(298,478)	(334,662)
Account charges	(84)	(274)
Increase (decrease)	(56,563)	(266,281)
Net increase (decrease)	30,014	(118,786)
Net assets, beginning	692,276	811,062
Net assets, ending	$722,290	$692,276

Units sold	112,405	43,689
Units redeemed	(136,453)	(168,532)
Net increase (decrease)	(24,048)	(124,843)
Units outstanding, beginning	298,324	423,167
Units outstanding, ending	274,276	298,324

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,536,290
Cost of units redeemed/account charges	(4,712,021)
Net investment income (loss)	(135,096)
Net realized gain (loss)	122,761
Realized gain distributions	881,561
Net change in unrealized appreciation (depreciation)	28,795
Net assets	$722,290

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	219	$573	1.25%	13.5%	12/31/2020	$2.69	55	$149	1.00%	13.7%	12/31/2020	$2.77	0	$0	0.75%	14.0%
12/31/2019	2.31	235	542	1.25%	21.0%	12/31/2019	2.37	64	151	1.00%	21.3%	12/31/2019	2.43	0	0	0.75%	21.6%
12/31/2018	1.91	332	634	1.25%	-13.1%	12/31/2018	1.95	91	177	1.00%	-12.9%	12/31/2018	2.00	0	0	0.75%	-12.7%
12/31/2017	2.20	415	911	1.25%	8.5%	12/31/2017	2.24	98	220	1.00%	8.8%	12/31/2017	2.29	0	0	0.75%	9.1%
12/31/2016	2.02	390	788	1.25%	14.7%	12/31/2016	2.06	109	224	1.00%	15.0%	12/31/2016	2.10	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.84	0	$0	0.50%	14.3%	12/31/2020	$2.92	0	$0	0.25%	14.6%	12/31/2020	$3.01	0	$0	0.00%	14.9%
12/31/2019	2.49	0	0	0.50%	21.9%	12/31/2019	2.55	0	0	0.25%	22.2%	12/31/2019	2.62	0	0	0.00%	22.5%
12/31/2018	2.04	0	0	0.50%	-12.5%	12/31/2018	2.09	0	0	0.25%	-12.3%	12/31/2018	2.14	0	0	0.00%	-12.0%
12/31/2017	2.33	0	0	0.50%	9.3%	12/31/2017	2.38	0	0	0.25%	9.6%	12/31/2017	2.43	0	0	0.00%	9.9%
12/31/2016	2.13	0	0	0.50%	15.6%	12/31/2016	2.17	0	0	0.25%	15.9%	12/31/2016	2.21	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund I Class - 06-948
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,502	$97,333	2,926
Receivables: investments sold	-
Payables: investments purchased	(2,468)
Net assets	$138,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,034	42,630	$3.24
Band 100	-	-	3.29
Band 75	-	-	3.34
Band 50	-	-	3.39
Band 25	-	-	3.44
Band 0	-	-	3.49
Total	$138,034	42,630

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,537)
Net investment income (loss)	(1,537)

Gain (loss) on investments:
Net realized gain (loss)	25,172
Realized gain distributions	11,713
Net change in unrealized appreciation (depreciation)	19,779
Net gain (loss)	56,664

Increase (decrease) in net assets from operations	$55,127

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,537)	$(1,862)
Net realized gain (loss)	25,172	253
Realized gain distributions	11,713	12,111
Net change in unrealized appreciation (depreciation)	19,779	29,949

Increase (decrease) in net assets from operations	55,127	40,451

Contract owner transactions:
Proceeds from units sold	191,418	7,451
Cost of units redeemed	(276,548)	-
Account charges	-	-
Increase (decrease)	(85,130)	7,451
Net increase (decrease)	(30,003)	47,902
Net assets, beginning	168,037	120,135
Net assets, ending	$138,034	$168,037

Units sold	103,354	4,203
Units redeemed	(151,692)	-
Net increase (decrease)	(48,338)	4,203
Units outstanding, beginning	90,968	86,765
Units outstanding, ending	42,630	90,968

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$323,147
Cost of units redeemed/account charges	(298,009)
Net investment income (loss)	(6,244)
Net realized gain (loss)	27,213
Realized gain distributions	48,758
Net change in unrealized appreciation (depreciation)	43,169
Net assets	$138,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.24	43	$138	1.25%	75.3%	12/31/2020	$3.29	0	$0	1.00%	75.7%	12/31/2020	$3.34	0	$0	0.75%	76.2%
12/31/2019	1.85	91	168	1.25%	33.4%	12/31/2019	1.87	0	0	1.00%	33.7%	12/31/2019	1.89	0	0	0.75%	34.1%
12/31/2018	1.38	87	120	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.7%	12/31/2018	1.41	0	0	0.75%	-1.5%
12/31/2017	1.41	61	87	1.25%	29.9%	12/31/2017	1.42	0	0	1.00%	30.2%	12/31/2017	1.43	0	0	0.75%	30.6%
12/31/2016	1.09	55	60	1.25%	-0.4%	12/31/2016	1.09	0	0	1.00%	-0.2%	12/31/2016	1.10	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.39	0	$0	0.50%	76.6%	12/31/2020	$3.44	0	$0	0.25%	77.0%	12/31/2020	$3.49	0	$0	0.00%	77.5%
12/31/2019	1.92	0	0	0.50%	34.4%	12/31/2019	1.94	0	0	0.25%	34.8%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.43	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.45	0	0	0.00%	-0.7%
12/31/2017	1.44	0	0	0.50%	30.9%	12/31/2017	1.45	0	0	0.25%	31.2%	12/31/2017	1.47	0	0	0.00%	31.5%
12/31/2016	1.10	0	0	0.50%	0.3%	12/31/2016	1.11	0	0	0.25%	0.6%	12/31/2016	1.11	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund I Class - 06-949
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,841	$152,736	14,524
Receivables: investments sold	447
Payables: investments purchased	-
Net assets	$156,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,288	136,011	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$156,288	136,011

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,579
Mortality & expense charges	(1,658)
Net investment income (loss)	1,921

Gain (loss) on investments:
Net realized gain (loss)	(1,416)
Realized gain distributions	3,208
Net change in unrealized appreciation (depreciation)	1,756
Net gain (loss)	3,548

Increase (decrease) in net assets from operations	$5,469

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,921	$2,859
Net realized gain (loss)	(1,416)	658
Realized gain distributions	3,208	-
Net change in unrealized appreciation (depreciation)	1,756	8,437

Increase (decrease) in net assets from operations	5,469	11,954

Contract owner transactions:
Proceeds from units sold	230,042	28,577
Cost of units redeemed	(152,017)	(158,256)
Account charges	(53)	(117)
Increase (decrease)	77,972	(129,796)
Net increase (decrease)	83,441	(117,842)
Net assets, beginning	72,847	190,689
Net assets, ending	$156,288	$72,847

Units sold	211,443	27,271
Units redeemed	(142,788)	(148,920)
Net increase (decrease)	68,655	(121,649)
Units outstanding, beginning	67,356	189,005
Units outstanding, ending	136,011	67,356

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$685,274
Cost of units redeemed/account charges	(546,025)
Net investment income (loss)	18,572
Net realized gain (loss)	(8,826)
Realized gain distributions	4,188
Net change in unrealized appreciation (depreciation)	3,105
Net assets	$156,288

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	136	$156	1.25%	6.2%	12/31/2020	$1.17	0	$0	1.00%	6.5%	12/31/2020	$1.18	0	$0	0.75%	6.8%
12/31/2019	1.08	67	73	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.7%
12/31/2018	1.01	189	191	1.25%	-1.8%	12/31/2018	1.02	0	0	1.00%	-1.6%	12/31/2018	1.03	0	0	0.75%	-1.3%
12/31/2017	1.03	356	366	1.25%	2.6%	12/31/2017	1.04	0	0	1.00%	2.9%	12/31/2017	1.04	0	0	0.75%	3.2%
12/31/2016	1.00	312	312	1.25%	3.0%	12/31/2016	1.01	0	0	1.00%	3.2%	12/31/2016	1.01	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	7.0%	12/31/2020	$1.22	0	$0	0.25%	7.3%	12/31/2020	$1.24	0	$0	0.00%	7.6%
12/31/2019	1.12	0	0	0.50%	8.0%	12/31/2019	1.14	0	0	0.25%	8.3%	12/31/2019	1.15	0	0	0.00%	8.5%
12/31/2018	1.04	0	0	0.50%	-1.1%	12/31/2018	1.05	0	0	0.25%	-0.8%	12/31/2018	1.06	0	0	0.00%	-0.6%
12/31/2017	1.05	0	0	0.50%	3.4%	12/31/2017	1.06	0	0	0.25%	3.7%	12/31/2017	1.07	0	0	0.00%	3.9%
12/31/2016	1.02	0	0	0.50%	3.7%	12/31/2016	1.02	0	0	0.25%	4.0%	12/31/2016	1.03	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	3.5%
2018	3.5%
2017	2.8%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund R3 Class - 06-951
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,322	$80,115	3,069
Receivables: investments sold	319
Payables: investments purchased	-
Net assets	$136,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,641	43,499	$3.14
Band 100	-	-	3.19
Band 75	-	-	3.24
Band 50	-	-	3.28
Band 25	-	-	3.33
Band 0	-	-	3.38
Total	$136,641	43,499

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,219)
Net investment income (loss)	(1,219)

Gain (loss) on investments:
Net realized gain (loss)	322
Realized gain distributions	12,054
Net change in unrealized appreciation (depreciation)	46,120
Net gain (loss)	58,496

Increase (decrease) in net assets from operations	$57,277

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,219)	$(843)
Net realized gain (loss)	322	105
Realized gain distributions	12,054	5,729
Net change in unrealized appreciation (depreciation)	46,120	12,736

Increase (decrease) in net assets from operations	57,277	17,727

Contract owner transactions:
Proceeds from units sold	4,654	3,838
Cost of units redeemed	-	-
Account charges	(56)	(45)
Increase (decrease)	4,598	3,793
Net increase (decrease)	61,875	21,520
Net assets, beginning	74,766	53,246
Net assets, ending	$136,641	$74,766

Units sold	2,019	2,308
Units redeemed	(24)	(27)
Net increase (decrease)	1,995	2,281
Units outstanding, beginning	41,504	39,223
Units outstanding, ending	43,499	41,504

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$164,295
Cost of units redeemed/account charges	(140,623)
Net investment income (loss)	(5,502)
Net realized gain (loss)	26,146
Realized gain distributions	36,118
Net change in unrealized appreciation (depreciation)	56,207
Net assets	$136,641

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.14	43	$137	1.25%	74.4%	12/31/2020	$3.19	0	$0	1.00%	74.8%	12/31/2020	$3.24	0	$0	0.75%	75.2%
12/31/2019	1.80	42	75	1.25%	32.7%	12/31/2019	1.82	0	0	1.00%	33.0%	12/31/2019	1.85	0	0	0.75%	33.4%
12/31/2018	1.36	39	53	1.25%	-2.4%	12/31/2018	1.37	0	0	1.00%	-2.2%	12/31/2018	1.38	0	0	0.75%	-1.9%
12/31/2017	1.39	108	150	1.25%	29.3%	12/31/2017	1.40	0	0	1.00%	29.6%	12/31/2017	1.41	0	0	0.75%	29.9%
12/31/2016	1.08	85	91	1.25%	-0.9%	12/31/2016	1.08	0	0	1.00%	-0.7%	12/31/2016	1.09	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.28	0	$0	0.50%	75.7%	12/31/2020	$3.33	0	$0	0.25%	76.1%	12/31/2020	$3.38	0	$0	0.00%	76.6%
12/31/2019	1.87	0	0	0.50%	33.7%	12/31/2019	1.89	0	0	0.25%	34.0%	12/31/2019	1.92	0	0	0.00%	34.4%
12/31/2018	1.40	0	0	0.50%	-1.7%	12/31/2018	1.41	0	0	0.25%	-1.4%	12/31/2018	1.43	0	0	0.00%	-1.2%
12/31/2017	1.42	0	0	0.50%	30.3%	12/31/2017	1.43	0	0	0.25%	30.6%	12/31/2017	1.44	0	0	0.00%	30.9%
12/31/2016	1.09	0	0	0.50%	-0.2%	12/31/2016	1.10	0	0	0.25%	0.1%	12/31/2016	1.10	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R3 Class - 06-952
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$127,315	$121,656	11,904
Receivables: investments sold	421
Payables: investments purchased	-
Net assets	$127,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$127,736	114,610	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$127,736	114,610

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,487
Mortality & expense charges	(1,447)
Net investment income (loss)	1,040

Gain (loss) on investments:
Net realized gain (loss)	340
Realized gain distributions	2,634
Net change in unrealized appreciation (depreciation)	2,194
Net gain (loss)	5,168

Increase (decrease) in net assets from operations	$6,208

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,040	$2,060
Net realized gain (loss)	340	143
Realized gain distributions	2,634	-
Net change in unrealized appreciation (depreciation)	2,194	7,762

Increase (decrease) in net assets from operations	6,208	9,965

Contract owner transactions:
Proceeds from units sold	16,779	16,133
Cost of units redeemed	(12,478)	(68,467)
Account charges	(10)	(9)
Increase (decrease)	4,291	(52,343)
Net increase (decrease)	10,499	(42,378)
Net assets, beginning	117,237	159,615
Net assets, ending	$127,736	$117,237

Units sold	15,392	15,603
Units redeemed	(11,855)	(65,956)
Net increase (decrease)	3,537	(50,353)
Units outstanding, beginning	111,073	161,426
Units outstanding, ending	114,610	111,073

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,008,938
Cost of units redeemed/account charges	(907,500)
Net investment income (loss)	25,632
Net realized gain (loss)	(10,836)
Realized gain distributions	5,843
Net change in unrealized appreciation (depreciation)	5,659
Net assets	$127,736

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	115	$128	1.25%	5.6%	12/31/2020	$1.13	0	$0	1.00%	5.9%	12/31/2020	$1.15	0	$0	0.75%	6.1%
12/31/2019	1.06	111	117	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.08	0	0	0.75%	7.3%
12/31/2018	0.99	161	160	1.25%	-2.5%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.01	489	495	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%
12/31/2016	0.99	732	727	1.25%	2.5%	12/31/2016	1.00	0	0	1.00%	2.7%	12/31/2016	1.00	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	6.4%	12/31/2020	$1.18	0	$0	0.25%	6.7%	12/31/2020	$1.20	0	$0	0.00%	6.9%
12/31/2019	1.10	0	0	0.50%	7.5%	12/31/2019	1.11	0	0	0.25%	7.8%	12/31/2019	1.12	0	0	0.00%	8.1%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	2.9%	12/31/2017	1.04	0	0	0.25%	3.2%	12/31/2017	1.05	0	0	0.00%	3.4%
12/31/2016	1.01	0	0	0.50%	3.2%	12/31/2016	1.01	0	0	0.25%	3.5%	12/31/2016	1.02	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.8%
2018	2.1%
2017	2.3%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,128	$3,928	493
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,129	2,912	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$4,129	2,912

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$155
Mortality & expense charges	(46)
Net investment income (loss)	109

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	130
Net gain (loss)	130

Increase (decrease) in net assets from operations	$239

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$109	$53
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	130	70

Increase (decrease) in net assets from operations	239	123

Contract owner transactions:
Proceeds from units sold	1,176	2,591
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	1,176	2,591
Net increase (decrease)	1,415	2,714
Net assets, beginning	2,714	-
Net assets, ending	$4,129	$2,714

Units sold	877	2,035
Units redeemed	-	-
Net increase (decrease)	877	2,035
Units outstanding, beginning	2,035	-
Units outstanding, ending	2,912	2,035

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,591
Cost of units redeemed/account charges	(2,858)
Net investment income (loss)	209
Net realized gain (loss)	(24)
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	200
Net assets	$4,129

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	3	$4	1.25%	6.3%	12/31/2020	$1.44	0	$0	1.00%	6.6%	12/31/2020	$1.45	0	$0	0.75%	6.8%
12/31/2019	1.33	2	3	1.25%	12.3%	12/31/2019	1.35	0	0	1.00%	12.6%	12/31/2019	1.36	0	0	0.75%	12.9%
12/31/2018	1.19	0	0	1.25%	-4.8%	12/31/2018	1.20	0	0	1.00%	-4.6%	12/31/2018	1.20	0	0	0.75%	-4.4%
12/31/2017	1.25	2	2	1.25%	8.1%	12/31/2017	1.25	0	0	1.00%	8.4%	12/31/2017	1.26	0	0	0.75%	8.6%
12/31/2016	1.15	0	0	1.25%	15.4%	12/31/2016	1.16	0	0	1.00%	15.7%	12/31/2016	1.16	0	0	0.75%	16.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	7.1%	12/31/2020	$1.49	0	$0	0.25%	7.4%	12/31/2020	$1.51	0	$0	0.00%	7.6%
12/31/2019	1.37	0	0	0.50%	13.2%	12/31/2019	1.39	0	0	0.25%	13.5%	12/31/2019	1.40	0	0	0.00%	13.7%
12/31/2018	1.21	0	0	0.50%	-4.1%	12/31/2018	1.22	0	0	0.25%	-3.9%	12/31/2018	1.23	0	0	0.00%	-3.6%
12/31/2017	1.27	0	0	0.50%	8.9%	12/31/2017	1.27	0	0	0.25%	9.2%	12/31/2017	1.28	0	0	0.00%	9.5%
12/31/2016	1.16	0	0	0.50%	16.2%	12/31/2016	1.17	0	0	0.25%	16.5%	12/31/2016	1.17	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.5%
2019	5.5%
2018	3.0%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,980	$6,998	441
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$7,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,966	4,126	$1.93
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.00
Band 25	-	-	2.03
Band 0	-	-	2.05
Total	$7,966	4,126

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$93
Mortality & expense charges	(87)
Net investment income (loss)	6

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	183
Net change in unrealized appreciation (depreciation)	806
Net gain (loss)	988

Increase (decrease) in net assets from operations	$994

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6	$37
Net realized gain (loss)	(1)	193
Realized gain distributions	183	291
Net change in unrealized appreciation (depreciation)	806	547

Increase (decrease) in net assets from operations	994	1,068

Contract owner transactions:
Proceeds from units sold	338	7,472
Cost of units redeemed	(413)	(4,498)
Account charges	(30)	(27)
Increase (decrease)	(105)	2,947
Net increase (decrease)	889	4,015
Net assets, beginning	7,077	3,062
Net assets, ending	$7,966	$7,077

Units sold	202	4,796
Units redeemed	(269)	(2,877)
Net increase (decrease)	(67)	1,919
Units outstanding, beginning	4,193	2,274
Units outstanding, ending	4,126	4,193

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,689
Cost of units redeemed/account charges	(5,740)
Net investment income (loss)	65
Net realized gain (loss)	192
Realized gain distributions	778
Net change in unrealized appreciation (depreciation)	982
Net assets	$7,966

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	4	$8	1.25%	14.4%	12/31/2020	$1.95	0	$0	1.00%	14.7%	12/31/2020	$1.98	0	$0	0.75%	15.0%
12/31/2019	1.69	4	7	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.72	0	0	0.75%	26.0%
12/31/2018	1.35	2	3	1.25%	-5.7%	12/31/2018	1.36	0	0	1.00%	-5.5%	12/31/2018	1.37	0	0	0.75%	-5.2%
12/31/2017	1.43	1	2	1.25%	17.9%	12/31/2017	1.43	0	0	1.00%	18.2%	12/31/2017	1.44	0	0	0.75%	18.5%
12/31/2016	1.21	0	0	1.25%	21.1%	12/31/2016	1.21	0	0	1.00%	21.4%	12/31/2016	1.22	0	0	0.75%	21.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	0	$0	0.50%	15.3%	12/31/2020	$2.03	0	$0	0.25%	15.5%	12/31/2020	$2.05	0	$0	0.00%	15.8%
12/31/2019	1.74	0	0	0.50%	26.3%	12/31/2019	1.76	0	0	0.25%	26.6%	12/31/2019	1.77	0	0	0.00%	26.9%
12/31/2018	1.38	0	0	0.50%	-5.0%	12/31/2018	1.39	0	0	0.25%	-4.8%	12/31/2018	1.40	0	0	0.00%	-4.5%
12/31/2017	1.45	0	0	0.50%	18.8%	12/31/2017	1.46	0	0	0.25%	19.1%	12/31/2017	1.46	0	0	0.00%	19.4%
12/31/2016	1.22	0	0	0.50%	22.0%	12/31/2016	1.22	0	0	0.25%	22.3%	12/31/2016	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.1%
2018	2.0%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R5 Class - 06-CJW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.37
Band 100	-	-	3.41
Band 75	-	-	3.46
Band 50	-	-	3.50
Band 25	-	-	3.54
Band 0	-	-	3.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.37	0	$0	1.25%	70.8%	12/31/2020	$3.41	0	$0	1.00%	71.2%	12/31/2020	$3.46	0	$0	0.75%	71.7%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	1.99	0	0	1.00%	31.0%	12/31/2019	2.01	0	0	0.75%	31.3%
12/31/2018	1.51	0	0	1.25%	4.0%	12/31/2018	1.52	0	0	1.00%	4.3%	12/31/2018	1.53	0	0	0.75%	4.5%
12/31/2017	1.45	0	0	1.25%	28.7%	12/31/2017	1.46	0	0	1.00%	29.0%	12/31/2017	1.47	0	0	0.75%	29.3%
12/31/2016	1.13	0	0	1.25%	12.9%	12/31/2016	1.13	0	0	1.00%	13.2%	12/31/2016	1.13	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.50	0	$0	0.50%	72.1%	12/31/2020	$3.54	0	$0	0.25%	72.5%	12/31/2020	$3.59	0	$0	0.00%	73.0%
12/31/2019	2.03	0	0	0.50%	31.7%	12/31/2019	2.05	0	0	0.25%	32.0%	12/31/2019	2.07	0	0	0.00%	32.3%
12/31/2018	1.54	0	0	0.50%	4.8%	12/31/2018	1.56	0	0	0.25%	5.1%	12/31/2018	1.57	0	0	0.00%	5.3%
12/31/2017	1.47	0	0	0.50%	29.6%	12/31/2017	1.48	0	0	0.25%	29.9%	12/31/2017	1.49	0	0	0.00%	30.3%
12/31/2016	1.14	0	0	0.50%	13.7%	12/31/2016	1.14	0	0	0.25%	14.0%	12/31/2016	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	1.25%	1.7%	12/31/2020	$1.60	0	$0	1.00%	2.0%	12/31/2020	$1.62	0	$0	0.75%	2.3%
12/31/2019	1.56	0	0	1.25%	21.4%	12/31/2019	1.57	0	0	1.00%	21.7%	12/31/2019	1.59	0	0	0.75%	22.0%
12/31/2018	1.28	0	0	1.25%	-9.3%	12/31/2018	1.29	0	0	1.00%	-9.1%	12/31/2018	1.30	0	0	0.75%	-8.8%
12/31/2017	1.41	0	0	1.25%	11.9%	12/31/2017	1.42	0	0	1.00%	12.2%	12/31/2017	1.43	0	0	0.75%	12.4%
12/31/2016	1.26	0	0	1.25%	26.4%	12/31/2016	1.27	0	0	1.00%	26.7%	12/31/2016	1.27	0	0	0.75%	27.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	2.5%	12/31/2020	$1.66	0	$0	0.25%	2.8%	12/31/2020	$1.68	0	$0	0.00%	3.0%
12/31/2019	1.60	0	0	0.50%	22.3%	12/31/2019	1.62	0	0	0.25%	22.6%	12/31/2019	1.64	0	0	0.00%	22.9%
12/31/2018	1.31	0	0	0.50%	-8.6%	12/31/2018	1.32	0	0	0.25%	-8.4%	12/31/2018	1.33	0	0	0.00%	-8.2%
12/31/2017	1.43	0	0	0.50%	12.7%	12/31/2017	1.44	0	0	0.25%	13.0%	12/31/2017	1.45	0	0	0.00%	13.3%
12/31/2016	1.27	0	0	0.50%	27.3%	12/31/2016	1.28	0	0	0.25%	27.6%	12/31/2016	1.28	0	0	0.00%	27.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,086,688	$1,292,164	44,336
Receivables: investments sold	5,106
Payables: investments purchased	-
Net assets	$2,091,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,091,794	636,892	$3.28
Band 100	-	-	3.33
Band 75	-	-	3.37
Band 50	-	-	3.41
Band 25	-	-	3.45
Band 0	-	-	3.49
Total	$2,091,794	636,892

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(23,281)
Net investment income (loss)	(23,281)

Gain (loss) on investments:
Net realized gain (loss)	228,946
Realized gain distributions	184,128
Net change in unrealized appreciation (depreciation)	696,016
Net gain (loss)	1,109,090

Increase (decrease) in net assets from operations	$1,085,809

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,281)	$(9,959)
Net realized gain (loss)	228,946	38,371
Realized gain distributions	184,128	129,138
Net change in unrealized appreciation (depreciation)	696,016	107,761

Increase (decrease) in net assets from operations	1,085,809	265,311

Contract owner transactions:
Proceeds from units sold	55,669	1,140,963
Cost of units redeemed	(695,040)	(258,896)
Account charges	(405)	(90)
Increase (decrease)	(639,776)	881,977
Net increase (decrease)	446,033	1,147,288
Net assets, beginning	1,645,761	498,473
Net assets, ending	$2,091,794	$1,645,761

Units sold	23,962	671,694
Units redeemed	(265,444)	(148,211)
Net increase (decrease)	(241,482)	523,483
Units outstanding, beginning	878,374	354,891
Units outstanding, ending	636,892	878,374

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,744,192
Cost of units redeemed/account charges	(1,103,257)
Net investment income (loss)	(47,082)
Net realized gain (loss)	277,754
Realized gain distributions	425,663
Net change in unrealized appreciation (depreciation)	794,524
Net assets	$2,091,794

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.28	637	$2,092	1.25%	75.3%	12/31/2020	$3.33	0	$0	1.00%	75.7%	12/31/2020	$3.37	0	$0	0.75%	76.2%
12/31/2019	1.87	878	1,646	1.25%	33.4%	12/31/2019	1.89	0	0	1.00%	33.7%	12/31/2019	1.91	0	0	0.75%	34.1%
12/31/2018	1.40	355	498	1.25%	-2.0%	12/31/2018	1.41	0	0	1.00%	-1.7%	12/31/2018	1.43	0	0	0.75%	-1.5%
12/31/2017	1.43	342	490	1.25%	30.0%	12/31/2017	1.44	0	0	1.00%	30.3%	12/31/2017	1.45	0	0	0.75%	30.6%
12/31/2016	1.10	367	404	1.25%	10.2%	12/31/2016	1.10	0	0	1.00%	10.5%	12/31/2016	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.41	0	$0	0.50%	76.6%	12/31/2020	$3.45	0	$0	0.25%	77.1%	12/31/2020	$3.49	0	$0	0.00%	77.5%
12/31/2019	1.93	0	0	0.50%	34.4%	12/31/2019	1.95	0	0	0.25%	34.7%	12/31/2019	1.97	0	0	0.00%	35.1%
12/31/2018	1.44	0	0	0.50%	-1.2%	12/31/2018	1.45	0	0	0.25%	-1.0%	12/31/2018	1.46	0	0	0.00%	-0.7%
12/31/2017	1.45	0	0	0.50%	30.9%	12/31/2017	1.46	0	0	0.25%	31.3%	12/31/2017	1.47	0	0	0.00%	31.6%
12/31/2016	1.11	0	0	0.50%	11.0%	12/31/2016	1.11	0	0	0.25%	11.3%	12/31/2016	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.44
Band 100	-	-	2.47
Band 75	-	-	2.50
Band 50	-	-	2.53
Band 25	-	-	2.57
Band 0	-	-	2.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	0	$0	1.25%	38.7%	12/31/2020	$2.47	0	$0	1.00%	39.0%	12/31/2020	$2.50	0	$0	0.75%	39.4%
12/31/2019	1.76	0	0	1.25%	35.4%	12/31/2019	1.78	0	0	1.00%	35.7%	12/31/2019	1.80	0	0	0.75%	36.1%
12/31/2018	1.30	0	0	1.25%	-4.3%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	0	0	1.25%	21.6%	12/31/2017	1.37	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%
12/31/2016	1.12	0	0	1.25%	11.8%	12/31/2016	1.12	0	0	1.00%	12.0%	12/31/2016	1.12	0	0	0.75%	12.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	39.7%	12/31/2020	$2.57	0	$0	0.25%	40.1%	12/31/2020	$2.60	0	$0	0.00%	40.4%
12/31/2019	1.81	0	0	0.50%	36.4%	12/31/2019	1.83	0	0	0.25%	36.8%	12/31/2019	1.85	0	0	0.00%	37.1%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.34	0	0	0.25%	-3.4%	12/31/2018	1.35	0	0	0.00%	-3.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	22.9%	12/31/2017	1.39	0	0	0.00%	23.2%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.13	0	0	0.25%	12.8%	12/31/2016	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R5 Class - 06-CKF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,245,325	$6,181,607	844,700
Receivables: investments sold	47,694
Payables: investments purchased	-
Net assets	$6,293,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,293,019	4,456,285	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$6,293,019	4,456,285

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$322,653
Mortality & expense charges	(71,811)
Net investment income (loss)	250,842

Gain (loss) on investments:
Net realized gain (loss)	(137,524)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	82,744
Net gain (loss)	(54,780)

Increase (decrease) in net assets from operations	$196,062

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$250,842	$248,098
Net realized gain (loss)	(137,524)	(16,362)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	82,744	450,018

Increase (decrease) in net assets from operations	196,062	681,754

Contract owner transactions:
Proceeds from units sold	1,961,917	1,589,307
Cost of units redeemed	(2,296,740)	(554,206)
Account charges	(6,222)	(13,055)
Increase (decrease)	(341,045)	1,022,046
Net increase (decrease)	(144,983)	1,703,800
Net assets, beginning	6,438,002	4,734,202
Net assets, ending	$6,293,019	$6,438,002

Units sold	1,589,816	1,198,800
Units redeemed	(1,844,346)	(428,651)
Net increase (decrease)	(254,530)	770,149
Units outstanding, beginning	4,710,815	3,940,666
Units outstanding, ending	4,456,285	4,710,815

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,439,661
Cost of units redeemed/account charges	(4,886,027)
Net investment income (loss)	894,590
Net realized gain (loss)	(218,923)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	63,718
Net assets	$6,293,019

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	4,456	$6,293	1.25%	3.3%	12/31/2020	$1.43	0	$0	1.00%	3.6%	12/31/2020	$1.45	0	$0	0.75%	3.8%
12/31/2019	1.37	4,711	6,438	1.25%	13.8%	12/31/2019	1.38	0	0	1.00%	14.0%	12/31/2019	1.39	0	0	0.75%	14.3%
12/31/2018	1.20	3,941	4,734	1.25%	-6.2%	12/31/2018	1.21	0	0	1.00%	-6.0%	12/31/2018	1.22	0	0	0.75%	-5.8%
12/31/2017	1.28	3,806	4,876	1.25%	7.5%	12/31/2017	1.29	0	0	1.00%	7.8%	12/31/2017	1.29	0	0	0.75%	8.1%
12/31/2016	1.19	35	42	1.25%	19.2%	12/31/2016	1.19	0	0	1.00%	19.4%	12/31/2016	1.20	0	0	0.75%	19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	4.1%	12/31/2020	$1.48	0	$0	0.25%	4.4%	12/31/2020	$1.50	0	$0	0.00%	4.6%
12/31/2019	1.41	0	0	0.50%	14.6%	12/31/2019	1.42	0	0	0.25%	14.9%	12/31/2019	1.44	0	0	0.00%	15.2%
12/31/2018	1.23	0	0	0.50%	-5.5%	12/31/2018	1.24	0	0	0.25%	-5.3%	12/31/2018	1.25	0	0	0.00%	-5.0%
12/31/2017	1.30	0	0	0.50%	8.3%	12/31/2017	1.31	0	0	0.25%	8.6%	12/31/2017	1.31	0	0	0.00%	8.9%
12/31/2016	1.20	0	0	0.50%	20.0%	12/31/2016	1.20	0	0	0.25%	20.3%	12/31/2016	1.21	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.1%
2019	5.7%
2018	6.5%
2017	7.6%
2016	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	1.25%	1.7%	12/31/2020	$1.45	0	$0	1.00%	2.0%	12/31/2020	$1.47	0	$0	0.75%	2.2%
12/31/2019	1.41	0	0	1.25%	21.7%	12/31/2019	1.42	0	0	1.00%	22.0%	12/31/2019	1.43	0	0	0.75%	22.3%
12/31/2018	1.15	0	0	1.25%	-15.4%	12/31/2018	1.16	0	0	1.00%	-15.2%	12/31/2018	1.17	0	0	0.75%	-15.0%
12/31/2017	1.37	0	0	1.25%	6.0%	12/31/2017	1.37	0	0	1.00%	6.2%	12/31/2017	1.38	0	0	0.75%	6.5%
12/31/2016	1.29	0	0	1.25%	28.8%	12/31/2016	1.29	0	0	1.00%	29.1%	12/31/2016	1.29	0	0	0.75%	29.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	2.5%	12/31/2020	$1.50	0	$0	0.25%	2.7%	12/31/2020	$1.52	0	$0	0.00%	3.0%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.46	0	0	0.25%	22.9%	12/31/2019	1.48	0	0	0.00%	23.2%
12/31/2018	1.18	0	0	0.50%	-14.8%	12/31/2018	1.19	0	0	0.25%	-14.5%	12/31/2018	1.20	0	0	0.00%	-14.3%
12/31/2017	1.39	0	0	0.50%	6.8%	12/31/2017	1.39	0	0	0.25%	7.0%	12/31/2017	1.40	0	0	0.00%	7.3%
12/31/2016	1.30	0	0	0.50%	29.7%	12/31/2016	1.30	0	0	0.25%	30.0%	12/31/2016	1.30	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	1.25%	-2.4%	12/31/2020	$1.43	0	$0	1.00%	-2.2%	12/31/2020	$1.45	0	$0	0.75%	-1.9%
12/31/2019	1.45	0	0	1.25%	19.1%	12/31/2019	1.46	0	0	1.00%	19.4%	12/31/2019	1.48	0	0	0.75%	19.7%
12/31/2018	1.22	0	0	1.25%	-12.7%	12/31/2018	1.23	0	0	1.00%	-12.5%	12/31/2018	1.24	0	0	0.75%	-12.3%
12/31/2017	1.40	0	0	1.25%	5.3%	12/31/2017	1.40	0	0	1.00%	5.6%	12/31/2017	1.41	0	0	0.75%	5.8%
12/31/2016	1.33	0	0	1.25%	32.6%	12/31/2016	1.33	0	0	1.00%	32.9%	12/31/2016	1.33	0	0	0.75%	33.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	-1.7%	12/31/2020	$1.49	0	$0	0.25%	-1.5%	12/31/2020	$1.51	0	$0	0.00%	-1.2%
12/31/2019	1.49	0	0	0.50%	20.0%	12/31/2019	1.51	0	0	0.25%	20.3%	12/31/2019	1.52	0	0	0.00%	20.6%
12/31/2018	1.25	0	0	0.50%	-12.1%	12/31/2018	1.25	0	0	0.25%	-11.9%	12/31/2018	1.26	0	0	0.00%	-11.6%
12/31/2017	1.42	0	0	0.50%	6.1%	12/31/2017	1.42	0	0	0.25%	6.3%	12/31/2017	1.43	0	0	0.00%	6.6%
12/31/2016	1.33	0	0	0.50%	33.5%	12/31/2016	1.34	0	0	0.25%	33.8%	12/31/2016	1.34	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R5 Class - 06-CKJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$688,685	$666,749	64,391
Receivables: investments sold	2,884
Payables: investments purchased	-
Net assets	$691,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$691,569	586,474	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$691,569	586,474

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,908
Mortality & expense charges	(12,421)
Net investment income (loss)	14,487

Gain (loss) on investments:
Net realized gain (loss)	29,480
Realized gain distributions	14,388
Net change in unrealized appreciation (depreciation)	4,074
Net gain (loss)	47,942

Increase (decrease) in net assets from operations	$62,429

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,487	$14,449
Net realized gain (loss)	29,480	(6,744)
Realized gain distributions	14,388	-
Net change in unrealized appreciation (depreciation)	4,074	44,045

Increase (decrease) in net assets from operations	62,429	51,750

Contract owner transactions:
Proceeds from units sold	349,872	426,909
Cost of units redeemed	(751,486)	(251,563)
Account charges	(236)	(85)
Increase (decrease)	(401,850)	175,261
Net increase (decrease)	(339,421)	227,011
Net assets, beginning	1,030,990	803,979
Net assets, ending	$691,569	$1,030,990

Units sold	313,353	392,187
Units redeemed	(655,511)	(239,466)
Net increase (decrease)	(342,158)	152,721
Units outstanding, beginning	928,632	775,911
Units outstanding, ending	586,474	928,632

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,261,189
Cost of units redeemed/account charges	(1,680,901)
Net investment income (loss)	62,638
Net realized gain (loss)	10,558
Realized gain distributions	16,149
Net change in unrealized appreciation (depreciation)	21,936
Net assets	$691,569

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	586	$692	1.25%	6.2%	12/31/2020	$1.19	0	$0	1.00%	6.5%	12/31/2020	$1.21	0	$0	0.75%	6.7%
12/31/2019	1.11	929	1,031	1.25%	7.1%	12/31/2019	1.12	0	0	1.00%	7.4%	12/31/2019	1.13	0	0	0.75%	7.7%
12/31/2018	1.04	776	804	1.25%	-2.0%	12/31/2018	1.04	0	0	1.00%	-1.7%	12/31/2018	1.05	0	0	0.75%	-1.5%
12/31/2017	1.06	885	935	1.25%	2.7%	12/31/2017	1.06	0	0	1.00%	3.0%	12/31/2017	1.07	0	0	0.75%	3.3%
12/31/2016	1.03	547	563	1.25%	2.9%	12/31/2016	1.03	0	0	1.00%	3.1%	12/31/2016	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	7.0%	12/31/2020	$1.24	0	$0	0.25%	7.3%	12/31/2020	$1.25	0	$0	0.00%	7.5%
12/31/2019	1.14	0	0	0.50%	8.0%	12/31/2019	1.15	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%
12/31/2018	1.06	0	0	0.50%	-1.2%	12/31/2018	1.07	0	0	0.25%	-1.0%	12/31/2018	1.07	0	0	0.00%	-0.7%
12/31/2017	1.07	0	0	0.50%	3.5%	12/31/2017	1.08	0	0	0.25%	3.8%	12/31/2017	1.08	0	0	0.00%	4.0%
12/31/2016	1.04	0	0	0.50%	3.6%	12/31/2016	1.04	0	0	0.25%	3.8%	12/31/2016	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	2.7%
2018	3.2%
2017	2.9%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(13)
Net realized gain (loss)	-	(180)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	702

Increase (decrease) in net assets from operations	-	509

Contract owner transactions:
Proceeds from units sold	-	452
Cost of units redeemed	-	(4,443)
Account charges	-	-
Increase (decrease)	-	(3,991)
Net increase (decrease)	-	(3,482)
Net assets, beginning	-	3,482
Net assets, ending	$-	$-

Units sold	-	343
Units redeemed	-	(3,234)
Net increase (decrease)	-	(2,891)
Units outstanding, beginning	-	2,891
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,652
Cost of units redeemed/account charges	(4,774)
Net investment income (loss)	(32)
Net realized gain (loss)	(166)
Realized gain distributions	320
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	1.25%	14.0%	12/31/2020	$1.69	0	$0	1.00%	14.3%	12/31/2020	$1.71	0	$0	0.75%	14.6%
12/31/2019	1.47	0	0	1.25%	21.7%	12/31/2019	1.48	0	0	1.00%	22.0%	12/31/2019	1.49	0	0	0.75%	22.3%
12/31/2018	1.20	3	3	1.25%	-12.8%	12/31/2018	1.21	0	0	1.00%	-12.5%	12/31/2018	1.22	0	0	0.75%	-12.3%
12/31/2017	1.38	0	0	1.25%	9.0%	12/31/2017	1.39	0	0	1.00%	9.3%	12/31/2017	1.39	0	0	0.75%	9.6%
12/31/2016	1.27	0	0	1.25%	26.6%	12/31/2016	1.27	0	0	1.00%	26.9%	12/31/2016	1.27	0	0	0.75%	27.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	0	$0	0.50%	14.9%	12/31/2020	$1.76	0	$0	0.25%	15.2%	12/31/2020	$1.78	0	$0	0.00%	15.4%
12/31/2019	1.51	0	0	0.50%	22.6%	12/31/2019	1.52	0	0	0.25%	22.9%	12/31/2019	1.54	0	0	0.00%	23.2%
12/31/2018	1.23	0	0	0.50%	-12.1%	12/31/2018	1.24	0	0	0.25%	-11.9%	12/31/2018	1.25	0	0	0.00%	-11.7%
12/31/2017	1.40	0	0	0.50%	9.9%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.41	0	0	0.00%	10.4%
12/31/2016	1.28	0	0	0.50%	27.5%	12/31/2016	1.28	0	0	0.25%	27.8%	12/31/2016	1.28	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.86
Band 100	-	-	2.89
Band 75	-	-	2.92
Band 50	-	-	2.95
Band 25	-	-	2.98
Band 0	-	-	3.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.86	0	$0	1.25%	71.0%	12/31/2020	$2.89	0	$0	1.00%	71.4%	12/31/2020	$2.92	0	$0	0.75%	71.8%
12/31/2019	1.68	0	0	1.25%	30.8%	12/31/2019	1.69	0	0	1.00%	31.1%	12/31/2019	1.70	0	0	0.75%	31.4%
12/31/2018	1.28	0	0	1.25%	4.1%	12/31/2018	1.29	0	0	1.00%	4.4%	12/31/2018	1.29	0	0	0.75%	4.6%
12/31/2017	1.23	0	0	1.25%	28.8%	12/31/2017	1.23	0	0	1.00%	29.1%	12/31/2017	1.24	0	0	0.75%	29.4%
12/31/2016	0.96	0	0	1.25%	-4.4%	12/31/2016	0.96	0	0	1.00%	-4.4%	12/31/2016	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	0	$0	0.50%	72.3%	12/31/2020	$2.98	0	$0	0.25%	72.7%	12/31/2020	$3.01	0	$0	0.00%	73.1%
12/31/2019	1.71	0	0	0.50%	31.7%	12/31/2019	1.73	0	0	0.25%	32.1%	12/31/2019	1.74	0	0	0.00%	32.4%
12/31/2018	1.30	0	0	0.50%	4.9%	12/31/2018	1.31	0	0	0.25%	5.2%	12/31/2018	1.32	0	0	0.00%	5.4%
12/31/2017	1.24	0	0	0.50%	29.7%	12/31/2017	1.24	0	0	0.25%	30.1%	12/31/2017	1.25	0	0	0.00%	30.4%
12/31/2016	0.96	0	0	0.50%	-4.4%	12/31/2016	0.96	0	0	0.25%	-4.3%	12/31/2016	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R6 Class - 06-CYK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$747,518	$733,663	100,488
Receivables: investments sold	2,125
Payables: investments purchased	-
Net assets	$749,643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$749,643	626,819	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$749,643	626,819

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$44,605
Mortality & expense charges	(9,727)
Net investment income (loss)	34,878

Gain (loss) on investments:
Net realized gain (loss)	(15,000)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,797
Net gain (loss)	(5,203)

Increase (decrease) in net assets from operations	$29,675

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,878	$35,639
Net realized gain (loss)	(15,000)	(2,863)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,797	66,565

Increase (decrease) in net assets from operations	29,675	99,341

Contract owner transactions:
Proceeds from units sold	163,272	147,402
Cost of units redeemed	(235,206)	(168,048)
Account charges	(1,468)	(1,568)
Increase (decrease)	(73,402)	(22,214)
Net increase (decrease)	(43,727)	77,127
Net assets, beginning	793,370	716,243
Net assets, ending	$749,643	$793,370

Units sold	152,620	132,603
Units redeemed	(212,826)	(151,731)
Net increase (decrease)	(60,206)	(19,128)
Units outstanding, beginning	687,025	706,153
Units outstanding, ending	626,819	687,025

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,566,225
Cost of units redeemed/account charges	(905,466)
Net investment income (loss)	97,845
Net realized gain (loss)	(22,816)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,855
Net assets	$749,643

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	627	$750	1.25%	3.6%	12/31/2020	$1.21	0	$0	1.00%	3.8%	12/31/2020	$1.22	0	$0	0.75%	4.1%
12/31/2019	1.15	687	793	1.25%	13.9%	12/31/2019	1.16	0	0	1.00%	14.1%	12/31/2019	1.17	0	0	0.75%	14.4%
12/31/2018	1.01	706	716	1.25%	-6.1%	12/31/2018	1.02	0	0	1.00%	-5.9%	12/31/2018	1.02	0	0	0.75%	-5.7%
12/31/2017	1.08	207	224	1.25%	7.4%	12/31/2017	1.08	0	0	1.00%	7.7%	12/31/2017	1.09	0	0	0.75%	8.0%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	4.3%	12/31/2020	$1.25	0	$0	0.25%	4.6%	12/31/2020	$1.26	0	$0	0.00%	4.9%
12/31/2019	1.18	0	0	0.50%	14.7%	12/31/2019	1.19	0	0	0.25%	15.0%	12/31/2019	1.20	0	0	0.00%	15.3%
12/31/2018	1.03	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.04	0	0	0.00%	-5.0%
12/31/2017	1.09	0	0	0.50%	8.3%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.10	0	0	0.00%	8.8%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.8%
2019	6.0%
2018	6.5%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$842,575	$845,652	41,554
Receivables: investments sold	-
Payables: investments purchased	(269)
Net assets	$842,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$842,306	649,337	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$842,306	649,337

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,683
Mortality & expense charges	(9,019)
Net investment income (loss)	(5,336)

Gain (loss) on investments:
Net realized gain (loss)	(14,759)
Realized gain distributions	39,182
Net change in unrealized appreciation (depreciation)	86,903
Net gain (loss)	111,326

Increase (decrease) in net assets from operations	$105,990

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,336)	$(4,790)
Net realized gain (loss)	(14,759)	(16,459)
Realized gain distributions	39,182	73,865
Net change in unrealized appreciation (depreciation)	86,903	95,219

Increase (decrease) in net assets from operations	105,990	147,835

Contract owner transactions:
Proceeds from units sold	49,461	50,630
Cost of units redeemed	(78,846)	(142,024)
Account charges	(518)	(548)
Increase (decrease)	(29,903)	(91,942)
Net increase (decrease)	76,087	55,893
Net assets, beginning	766,219	710,326
Net assets, ending	$842,306	$766,219

Units sold	49,201	53,072
Units redeemed	(73,903)	(139,844)
Net increase (decrease)	(24,702)	(86,772)
Units outstanding, beginning	674,039	760,811
Units outstanding, ending	649,337	674,039

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$970,378
Cost of units redeemed/account charges	(262,389)
Net investment income (loss)	(11,920)
Net realized gain (loss)	(30,835)
Realized gain distributions	180,149
Net change in unrealized appreciation (depreciation)	(3,077)
Net assets	$842,306

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	649	$842	1.25%	14.1%	12/31/2020	$1.31	0	$0	1.00%	14.4%	12/31/2020	$1.32	0	$0	0.75%	14.7%
12/31/2019	1.14	674	766	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.15	0	0	0.75%	22.4%
12/31/2018	0.93	761	710	1.25%	-12.7%	12/31/2018	0.94	0	0	1.00%	-12.4%	12/31/2018	0.94	0	0	0.75%	-12.2%
12/31/2017	1.07	0	0	1.25%	6.9%	12/31/2017	1.07	0	0	1.00%	7.0%	12/31/2017	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	15.0%	12/31/2020	$1.34	0	$0	0.25%	15.3%	12/31/2020	$1.36	0	$0	0.00%	15.5%
12/31/2019	1.16	0	0	0.50%	22.7%	12/31/2019	1.17	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-12.0%	12/31/2018	0.95	0	0	0.25%	-11.8%	12/31/2018	0.95	0	0	0.00%	-11.6%
12/31/2017	1.07	0	0	0.50%	7.3%	12/31/2017	1.07	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.6%
2018	0.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R3 Class - 06-36C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,314,989	$1,024,377	67,478
Receivables: investments sold	-
Payables: investments purchased	(50,443)
Net assets	$1,264,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,422	488,626	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	770,124	734,921	1.05
Total	$1,264,546	1,223,547

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,899)
Net investment income (loss)	(5,899)

Gain (loss) on investments:
Net realized gain (loss)	(104,897)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	219,214
Net gain (loss)	114,317

Increase (decrease) in net assets from operations	$108,418

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,899)	$(1,903)
Net realized gain (loss)	(104,897)	(921,341)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	219,214	1,334,981

Increase (decrease) in net assets from operations	108,418	411,737

Contract owner transactions:
Proceeds from units sold	790,889	230,704
Cost of units redeemed	(734,520)	(2,978,749)
Account charges	(5,741)	(7,133)
Increase (decrease)	50,628	(2,755,178)
Net increase (decrease)	159,046	(2,343,441)
Net assets, beginning	1,105,500	3,448,941
Net assets, ending	$1,264,546	$1,105,500

Units sold	994,107	506,202
Units redeemed	(986,317)	(3,860,265)
Net increase (decrease)	7,790	(3,354,063)
Units outstanding, beginning	1,215,757	4,569,820
Units outstanding, ending	1,223,547	1,215,757

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,563,989
Cost of units redeemed/account charges	(3,896,098)
Net investment income (loss)	9,124
Net realized gain (loss)	(1,038,943)
Realized gain distributions	335,862
Net change in unrealized appreciation (depreciation)	290,612
Net assets	$1,264,546

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	489	$494	1.25%	12.6%	12/31/2020	$1.02	0	$0	1.00%	12.9%	12/31/2020	$1.03	0	$0	0.75%	13.2%
12/31/2019	0.90	560	503	1.25%	19.4%	12/31/2019	0.90	0	0	1.00%	19.7%	12/31/2019	0.91	0	0	0.75%	20.0%
12/31/2018	0.75	3,153	2,372	1.25%	-24.8%	12/31/2018	0.75	0	0	1.00%	-24.6%	12/31/2018	0.76	0	0	0.75%	-24.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	13.5%	12/31/2020	$1.04	0	$0	0.25%	13.8%	12/31/2020	$1.05	735	$770	0.00%	14.1%
12/31/2019	0.91	0	0	0.50%	20.3%	12/31/2019	0.91	0	0	0.25%	20.6%	12/31/2019	0.92	656	603	0.00%	20.9%
12/31/2018	0.76	0	0	0.50%	-24.3%	12/31/2018	0.76	0	0	0.25%	-24.2%	12/31/2018	0.76	1,417	1,077	0.00%	-24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.5%
2018	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R5 Class - 06-36F
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,689,285	$1,314,477	83,144
Receivables: investments sold	-
Payables: investments purchased	(44,677)
Net assets	$1,644,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,644,608	1,603,252	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,644,608	1,603,252

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,873)
Net investment income (loss)	(16,873)

Gain (loss) on investments:
Net realized gain (loss)	(114,829)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	192,343
Net gain (loss)	77,514

Increase (decrease) in net assets from operations	$60,641

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,873)	$(11,394)
Net realized gain (loss)	(114,829)	(1,444,150)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	192,343	2,073,107

Increase (decrease) in net assets from operations	60,641	617,563

Contract owner transactions:
Proceeds from units sold	860,447	737,434
Cost of units redeemed	(1,047,060)	(4,946,910)
Account charges	(7,260)	(13,804)
Increase (decrease)	(193,873)	(4,223,280)
Net increase (decrease)	(133,232)	(3,605,717)
Net assets, beginning	1,777,840	5,383,557
Net assets, ending	$1,644,608	$1,777,840

Units sold	1,070,612	895,966
Units redeemed	(1,428,857)	(6,058,563)
Net increase (decrease)	(358,245)	(5,162,597)
Units outstanding, beginning	1,961,497	7,124,094
Units outstanding, ending	1,603,252	1,961,497

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,512,190
Cost of units redeemed/account charges	(6,998,817)
Net investment income (loss)	(1,076)
Net realized gain (loss)	(1,744,785)
Realized gain distributions	502,288
Net change in unrealized appreciation (depreciation)	374,808
Net assets	$1,644,608

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	1,603	$1,645	1.25%	13.2%	12/31/2020	$1.03	0	$0	1.00%	13.5%	12/31/2020	$1.04	0	$0	0.75%	13.7%
12/31/2019	0.91	1,961	1,778	1.25%	19.9%	12/31/2019	0.91	0	0	1.00%	20.2%	12/31/2019	0.91	0	0	0.75%	20.5%
12/31/2018	0.76	7,124	5,384	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.3%	12/31/2018	0.76	0	0	0.75%	-24.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	14.0%	12/31/2020	$1.05	0	$0	0.25%	14.3%	12/31/2020	$1.06	0	$0	0.00%	14.6%
12/31/2019	0.92	0	0	0.50%	20.8%	12/31/2019	0.92	0	0	0.25%	21.1%	12/31/2019	0.93	0	0	0.00%	21.4%
12/31/2018	0.76	0	0	0.50%	-24.0%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R6 Class - 06-36G
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,124,889	$887,786	54,034
Receivables: investments sold	-
Payables: investments purchased	(49,601)
Net assets	$1,075,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,075,288	1,045,580	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$1,075,288	1,045,580

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(9,920)
Net investment income (loss)	(9,920)

Gain (loss) on investments:
Net realized gain (loss)	(11,470)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	183,375
Net gain (loss)	171,905

Increase (decrease) in net assets from operations	$161,985

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,920)	$666
Net realized gain (loss)	(11,470)	(205,015)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	183,375	316,222

Increase (decrease) in net assets from operations	161,985	111,873

Contract owner transactions:
Proceeds from units sold	967,033	179,361
Cost of units redeemed	(450,190)	(788,282)
Account charges	(4,236)	(1,738)
Increase (decrease)	512,607	(610,659)
Net increase (decrease)	674,592	(498,786)
Net assets, beginning	400,696	899,482
Net assets, ending	$1,075,288	$400,696

Units sold	1,179,575	230,253
Units redeemed	(575,334)	(978,578)
Net increase (decrease)	604,241	(748,325)
Units outstanding, beginning	441,339	1,189,664
Units outstanding, ending	1,045,580	441,339

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,360,986
Cost of units redeemed/account charges	(1,380,016)
Net investment income (loss)	(3,145)
Net realized gain (loss)	(217,913)
Realized gain distributions	78,273
Net change in unrealized appreciation (depreciation)	237,103
Net assets	$1,075,288

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	1,046	$1,075	1.25%	13.3%	12/31/2020	$1.04	0	$0	1.00%	13.6%	12/31/2020	$1.04	0	$0	0.75%	13.8%
12/31/2019	0.91	441	401	1.25%	20.1%	12/31/2019	0.91	0	0	1.00%	20.4%	12/31/2019	0.92	0	0	0.75%	20.7%
12/31/2018	0.76	1,190	899	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.2%	12/31/2018	0.76	0	0	0.75%	-24.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	14.1%	12/31/2020	$1.06	0	$0	0.25%	14.4%	12/31/2020	$1.07	0	$0	0.00%	14.7%
12/31/2019	0.92	0	0	0.50%	21.0%	12/31/2019	0.92	0	0	0.25%	21.3%	12/31/2019	0.93	0	0	0.00%	21.6%
12/31/2018	0.76	0	0	0.50%	-23.9%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.9%
2018	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Investment Trust - Lord Abbett Inc Fund R6 Cl - 06-3WG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	6.9%	12/31/2020	$1.16	0	$0	1.00%	7.1%	12/31/2020	$1.16	0	$0	0.75%	7.4%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	7.7%	12/31/2020	$1.17	0	$0	0.25%	7.9%	12/31/2020	$1.18	0	$0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	8.4%	12/31/2019	1.09	0	0	0.25%	8.6%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R6 Class - 06-3RJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,580	$6,607	611
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$6,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,569	5,831	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$6,569	5,831

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$40
Mortality & expense charges	(21)
Net investment income (loss)	19

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	130
Net change in unrealized appreciation (depreciation)	(27)
Net gain (loss)	103

Increase (decrease) in net assets from operations	$122

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19	$-
Net realized gain (loss)	-	-
Realized gain distributions	130	-
Net change in unrealized appreciation (depreciation)	(27)	-

Increase (decrease) in net assets from operations	122	-

Contract owner transactions:
Proceeds from units sold	10,739	-
Cost of units redeemed	(4,270)	-
Account charges	(22)	-
Increase (decrease)	6,447	-
Net increase (decrease)	6,569	-
Net assets, beginning	-	-
Net assets, ending	$6,569	$-

Units sold	9,691	-
Units redeemed	(3,860)	-
Net increase (decrease)	5,831	-
Units outstanding, beginning	-	-
Units outstanding, ending	5,831	-

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,739
Cost of units redeemed/account charges	(4,292)
Net investment income (loss)	19
Net realized gain (loss)	-
Realized gain distributions	130
Net change in unrealized appreciation (depreciation)	(27)
Net assets	$6,569

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	6	$7	1.25%	6.2%	12/31/2020	$1.13	0	$0	1.00%	6.5%	12/31/2020	$1.14	0	$0	0.75%	6.7%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	7.0%	12/31/2020	$1.15	0	$0	0.25%	7.3%	12/31/2020	$1.15	0	$0	0.00%	7.5%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	1.25%	-2.2%	12/31/2020	$1.10	0	$0	1.00%	-1.9%	12/31/2020	$1.11	0	$0	0.75%	-1.7%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	-1.4%	12/31/2020	$1.12	0	$0	0.25%	-1.2%	12/31/2020	$1.12	0	$0	0.00%	-1.0%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	12.9%	12/31/2019	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond Debenture R6 Class - 06-4F6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,969	$60,500	7,528
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$63,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,010	58,251	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$63,010	58,251

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$917
Mortality & expense charges	(300)
Net investment income (loss)	617

Gain (loss) on investments:
Net realized gain (loss)	215
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,469
Net gain (loss)	2,684

Increase (decrease) in net assets from operations	$3,301

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$617	$-
Net realized gain (loss)	215	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,469	-

Increase (decrease) in net assets from operations	3,301	-

Contract owner transactions:
Proceeds from units sold	147,351	-
Cost of units redeemed	(87,637)	-
Account charges	(5)	-
Increase (decrease)	59,709	-
Net increase (decrease)	63,010	-
Net assets, beginning	-	-
Net assets, ending	$63,010	$-

Units sold	142,582	-
Units redeemed	(84,331)	-
Net increase (decrease)	58,251	-
Units outstanding, beginning	-	-
Units outstanding, ending	58,251	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$147,351
Cost of units redeemed/account charges	(87,642)
Net investment income (loss)	617
Net realized gain (loss)	215
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,469
Net assets	$63,010

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	58	$63	1.25%	6.5%	12/31/2020	$1.08	0	$0	1.00%	6.8%	12/31/2020	$1.09	0	$0	0.75%	7.0%
12/31/2019	1.02	0	0	1.25%	1.6%	12/31/2019	1.02	0	0	1.00%	1.6%	12/31/2019	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	7.3%	12/31/2020	$1.09	0	$0	0.25%	7.6%	12/31/2020	$1.10	0	$0	0.00%	7.8%
12/31/2019	1.02	0	0	0.50%	1.7%	12/31/2019	1.02	0	0	0.25%	1.8%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	1.0%	12/31/2020	$1.01	0	$0	1.00%	1.3%	12/31/2020	$1.01	0	$0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	1.7%	12/31/2020	$1.02	0	$0	0.25%	2.0%	12/31/2020	$1.02	0	$0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	-0.1%	12/31/2020	$1.00	0	$0	1.00%	0.1%	12/31/2020	$1.00	0	$0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	0.5%	12/31/2020	$1.01	0	$0	0.25%	0.8%	12/31/2020	$1.01	0	$0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MainStay Large Cap Growth Fund R6 Class - 06-3HY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(51,986)
Net realized gain (loss)	-	176,004
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	1,621,199

Increase (decrease) in net assets from operations	-	1,745,217

Contract owner transactions:
Proceeds from units sold	-	501,547
Cost of units redeemed	-	(8,957,995)
Account charges	-	-
Increase (decrease)	-	(8,456,448)
Net increase (decrease)	-	(6,711,231)
Net assets, beginning	-	6,711,231
Net assets, ending	$-	$-

Units sold	-	1,210,828
Units redeemed	-	(8,901,549)
Net increase (decrease)	-	(7,690,721)
Units outstanding, beginning	-	7,690,721
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,934,005
Cost of units redeemed/account charges	(9,236,272)
Net investment income (loss)	(65,263)
Net realized gain (loss)	146,729
Realized gain distributions	1,220,801
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	1.25%	35.7%	12/31/2020	$1.58	0	$0	1.00%	36.1%	12/31/2020	$1.58	0	$0	0.75%	36.4%
12/31/2019	1.15	0	0	1.25%	32.2%	12/31/2019	1.16	0	0	1.00%	32.5%	12/31/2019	1.16	0	0	0.75%	32.9%
12/31/2018	0.87	7,691	6,711	1.25%	-12.7%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	36.8%	12/31/2020	$1.60	0	$0	0.25%	37.1%	12/31/2020	$1.61	0	$0	0.00%	37.4%
12/31/2019	1.17	0	0	0.50%	33.2%	12/31/2019	1.17	0	0	0.25%	33.5%	12/31/2019	1.17	0	0	0.00%	33.9%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,587	$35,554	2,541
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$35,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,586	20,202	$1.76
Band 100	-	-	1.83
Band 75	-	-	1.89
Band 50	-	-	1.96
Band 25	-	-	2.03
Band 0	-	-	2.10
Total	$35,586	20,202

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$498
Mortality & expense charges	(416)
Net investment income (loss)	82

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	2,747
Net change in unrealized appreciation (depreciation)	133
Net gain (loss)	2,886

Increase (decrease) in net assets from operations	$2,968

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$82	$(3,013)
Net realized gain (loss)	6	42,109
Realized gain distributions	2,747	899
Net change in unrealized appreciation (depreciation)	133	57,223

Increase (decrease) in net assets from operations	2,968	97,218

Contract owner transactions:
Proceeds from units sold	151	75,608
Cost of units redeemed	-	(1,143,212)
Account charges	(2)	(128)
Increase (decrease)	149	(1,067,732)
Net increase (decrease)	3,117	(970,514)
Net assets, beginning	32,469	1,002,983
Net assets, ending	$35,586	$32,469

Units sold	90	49,317
Units redeemed	(1)	(722,297)
Net increase (decrease)	89	(672,980)
Units outstanding, beginning	20,113	693,093
Units outstanding, ending	20,202	20,113

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,254,382
Cost of units redeemed/account charges	(5,584,388)
Net investment income (loss)	19,740
Net realized gain (loss)	52,507
Realized gain distributions	293,312
Net change in unrealized appreciation (depreciation)	33
Net assets	$35,586

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	20	$36	1.25%	9.1%	12/31/2020	$1.83	0	$0	1.00%	9.4%	12/31/2020	$1.89	0	$0	0.75%	9.7%
12/31/2019	1.61	20	32	1.25%	11.6%	12/31/2019	1.67	0	0	1.00%	11.8%	12/31/2019	1.72	0	0	0.75%	12.1%
12/31/2018	1.45	693	1,003	1.25%	-3.5%	12/31/2018	1.49	0	0	1.00%	-3.2%	12/31/2018	1.54	0	0	0.75%	-3.0%
12/31/2017	1.50	907	1,360	1.25%	7.6%	12/31/2017	1.54	0	0	1.00%	7.8%	12/31/2017	1.59	0	0	0.75%	8.1%
12/31/2016	1.39	1,502	2,093	1.25%	3.0%	12/31/2016	1.43	0	0	1.00%	3.2%	12/31/2016	1.47	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	0	$0	0.50%	9.9%	12/31/2020	$2.03	0	$0	0.25%	10.2%	12/31/2020	$2.10	0	$0	0.00%	10.5%
12/31/2019	1.78	0	0	0.50%	12.4%	12/31/2019	1.84	0	0	0.25%	12.7%	12/31/2019	1.90	0	0	0.00%	13.0%
12/31/2018	1.59	0	0	0.50%	-2.7%	12/31/2018	1.63	0	0	0.25%	-2.5%	12/31/2018	1.69	0	0	0.00%	-2.2%
12/31/2017	1.63	0	0	0.50%	8.4%	12/31/2017	1.68	0	0	0.25%	8.7%	12/31/2017	1.72	0	0	0.00%	8.9%
12/31/2016	1.50	0	0	0.50%	3.7%	12/31/2016	1.54	0	0	0.25%	4.0%	12/31/2016	1.58	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.3%
2018	1.6%
2017	1.2%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,272	$23,265	1,283
Receivables: investments sold	47
Payables: investments purchased	-
Net assets	$25,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,319	12,523	$2.02
Band 100	-	-	2.09
Band 75	-	-	2.17
Band 50	-	-	2.25
Band 25	-	-	2.33
Band 0	-	-	2.41
Total	$25,319	12,523

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$83
Mortality & expense charges	(261)
Net investment income (loss)	(178)

Gain (loss) on investments:
Net realized gain (loss)	11
Realized gain distributions	1,426
Net change in unrealized appreciation (depreciation)	2,037
Net gain (loss)	3,474

Increase (decrease) in net assets from operations	$3,296

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(178)	$(14,039)
Net realized gain (loss)	11	81,791
Realized gain distributions	1,426	837
Net change in unrealized appreciation (depreciation)	2,037	216,299

Increase (decrease) in net assets from operations	3,296	284,888

Contract owner transactions:
Proceeds from units sold	2,837	122,948
Cost of units redeemed	-	(2,471,971)
Account charges	(42)	(65)
Increase (decrease)	2,795	(2,349,088)
Net increase (decrease)	6,091	(2,064,200)
Net assets, beginning	19,228	2,083,428
Net assets, ending	$25,319	$19,228

Units sold	1,500	76,720
Units redeemed	(22)	(1,475,460)
Net increase (decrease)	1,478	(1,398,740)
Units outstanding, beginning	11,045	1,409,785
Units outstanding, ending	12,523	11,045

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,272,184
Cost of units redeemed/account charges	(8,053,414)
Net investment income (loss)	(140,116)
Net realized gain (loss)	48,060
Realized gain distributions	896,598
Net change in unrealized appreciation (depreciation)	2,007
Net assets	$25,319

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	13	$25	1.25%	16.1%	12/31/2020	$2.09	0	$0	1.00%	16.4%	12/31/2020	$2.17	0	$0	0.75%	16.7%
12/31/2019	1.74	11	19	1.25%	17.8%	12/31/2019	1.80	0	0	1.00%	18.1%	12/31/2019	1.86	0	0	0.75%	18.4%
12/31/2018	1.48	1,410	2,083	1.25%	-5.5%	12/31/2018	1.52	0	0	1.00%	-5.2%	12/31/2018	1.57	0	0	0.75%	-5.0%
12/31/2017	1.56	2,295	3,588	1.25%	13.4%	12/31/2017	1.61	0	0	1.00%	13.7%	12/31/2017	1.65	0	0	0.75%	14.0%
12/31/2016	1.38	2,791	3,845	1.25%	2.6%	12/31/2016	1.41	0	0	1.00%	2.8%	12/31/2016	1.45	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	0	$0	0.50%	17.0%	12/31/2020	$2.33	0	$0	0.25%	17.3%	12/31/2020	$2.41	0	$0	0.00%	17.6%
12/31/2019	1.92	0	0	0.50%	18.7%	12/31/2019	1.99	0	0	0.25%	19.0%	12/31/2019	2.05	0	0	0.00%	19.3%
12/31/2018	1.62	0	0	0.50%	-4.7%	12/31/2018	1.67	0	0	0.25%	-4.5%	12/31/2018	1.72	0	0	0.00%	-4.3%
12/31/2017	1.70	0	0	0.50%	14.3%	12/31/2017	1.75	0	0	0.25%	14.6%	12/31/2017	1.80	0	0	0.00%	14.9%
12/31/2016	1.49	0	0	0.50%	3.3%	12/31/2016	1.53	0	0	0.25%	3.6%	12/31/2016	1.56	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	0.7%
2017	0.6%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$337,200	$256,450	13,322
Receivables: investments sold	270
Payables: investments purchased	-
Net assets	$337,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,470	140,996	$2.39
Band 100	-	-	2.48
Band 75	-	-	2.57
Band 50	-	-	2.66
Band 25	-	-	2.76
Band 0	-	-	2.86
Total	$337,470	140,996

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16
Mortality & expense charges	(3,768)
Net investment income (loss)	(3,752)

Gain (loss) on investments:
Net realized gain (loss)	5,110
Realized gain distributions	11,264
Net change in unrealized appreciation (depreciation)	47,921
Net gain (loss)	64,295

Increase (decrease) in net assets from operations	$60,543

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,752)	$(15,320)
Net realized gain (loss)	5,110	102,436
Realized gain distributions	11,264	13,564
Net change in unrealized appreciation (depreciation)	47,921	245,149

Increase (decrease) in net assets from operations	60,543	345,829

Contract owner transactions:
Proceeds from units sold	4,061	120,398
Cost of units redeemed	(18,396)	(1,990,758)
Account charges	(26)	(113)
Increase (decrease)	(14,361)	(1,870,473)
Net increase (decrease)	46,182	(1,524,644)
Net assets, beginning	291,288	1,815,932
Net assets, ending	$337,470	$291,288

Units sold	1,995	67,455
Units redeemed	(7,719)	(1,073,782)
Net increase (decrease)	(5,724)	(1,006,327)
Units outstanding, beginning	146,720	1,153,047
Units outstanding, ending	140,996	146,720

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,947,493
Cost of units redeemed/account charges	(4,339,350)
Net investment income (loss)	(113,158)
Net realized gain (loss)	150,387
Realized gain distributions	611,348
Net change in unrealized appreciation (depreciation)	80,750
Net assets	$337,470

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.39	141	$337	1.25%	20.6%	12/31/2020	$2.48	0	$0	1.00%	20.9%	12/31/2020	$2.57	0	$0	0.75%	21.2%
12/31/2019	1.99	147	291	1.25%	26.1%	12/31/2019	2.05	0	0	1.00%	26.4%	12/31/2019	2.12	0	0	0.75%	26.7%
12/31/2018	1.57	1,153	1,816	1.25%	-7.5%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.67	0	0	0.75%	-7.1%
12/31/2017	1.70	1,123	1,913	1.25%	22.7%	12/31/2017	1.75	0	0	1.00%	23.0%	12/31/2017	1.80	0	0	0.75%	23.3%
12/31/2016	1.39	1,111	1,542	1.25%	3.3%	12/31/2016	1.42	0	0	1.00%	3.5%	12/31/2016	1.46	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	0	$0	0.50%	21.5%	12/31/2020	$2.76	0	$0	0.25%	21.8%	12/31/2020	$2.86	0	$0	0.00%	22.1%
12/31/2019	2.19	0	0	0.50%	27.0%	12/31/2019	2.27	0	0	0.25%	27.3%	12/31/2019	2.34	0	0	0.00%	27.6%
12/31/2018	1.73	0	0	0.50%	-6.8%	12/31/2018	1.78	0	0	0.25%	-6.6%	12/31/2018	1.83	0	0	0.00%	-6.4%
12/31/2017	1.85	0	0	0.50%	23.6%	12/31/2017	1.90	0	0	0.25%	23.9%	12/31/2017	1.96	0	0	0.00%	24.2%
12/31/2016	1.50	0	0	0.50%	4.0%	12/31/2016	1.54	0	0	0.25%	4.3%	12/31/2016	1.58	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.3%
2017	0.4%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,115	$100,451	7,296
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$108,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,133	59,640	$1.81
Band 100	-	-	1.88
Band 75	-	-	1.95
Band 50	-	-	2.02
Band 25	-	-	2.09
Band 0	-	-	2.16
Total	$108,133	59,640

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$639
Mortality & expense charges	(1,241)
Net investment income (loss)	(602)

Gain (loss) on investments:
Net realized gain (loss)	50
Realized gain distributions	5,822
Net change in unrealized appreciation (depreciation)	7,582
Net gain (loss)	13,454

Increase (decrease) in net assets from operations	$12,852

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(602)	$(25,835)
Net realized gain (loss)	50	158,586
Realized gain distributions	5,822	1,657
Net change in unrealized appreciation (depreciation)	7,582	492,847

Increase (decrease) in net assets from operations	12,852	627,255

Contract owner transactions:
Proceeds from units sold	1,885	314,916
Cost of units redeemed	(1,944)	(6,392,154)
Account charges	(112)	(562)
Increase (decrease)	(171)	(6,077,800)
Net increase (decrease)	12,681	(5,450,545)
Net assets, beginning	95,452	5,545,997
Net assets, ending	$108,133	$95,452

Units sold	1,175	208,591
Units redeemed	(1,285)	(4,130,646)
Net increase (decrease)	(110)	(3,922,055)
Units outstanding, beginning	59,750	3,981,805
Units outstanding, ending	59,640	59,750

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$56,993,063
Cost of units redeemed/account charges	(61,514,964)
Net investment income (loss)	(404,916)
Net realized gain (loss)	522,511
Realized gain distributions	4,504,775
Net change in unrealized appreciation (depreciation)	7,664
Net assets	$108,133

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.81	60	$108	1.25%	13.5%	12/31/2020	$1.88	0	$0	1.00%	13.8%	12/31/2020	$1.95	0	$0	0.75%	14.1%
12/31/2019	1.60	60	95	1.25%	14.7%	12/31/2019	1.65	0	0	1.00%	15.0%	12/31/2019	1.71	0	0	0.75%	15.3%
12/31/2018	1.39	3,982	5,546	1.25%	-4.7%	12/31/2018	1.44	0	0	1.00%	-4.5%	12/31/2018	1.48	0	0	0.75%	-4.2%
12/31/2017	1.46	5,995	8,763	1.25%	10.2%	12/31/2017	1.50	0	0	1.00%	10.5%	12/31/2017	1.55	0	0	0.75%	10.7%
12/31/2016	1.33	16,613	22,038	1.25%	1.9%	12/31/2016	1.36	0	0	1.00%	2.2%	12/31/2016	1.40	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	14.3%	12/31/2020	$2.09	0	$0	0.25%	14.6%	12/31/2020	$2.16	0	$0	0.00%	14.9%
12/31/2019	1.76	0	0	0.50%	15.6%	12/31/2019	1.82	0	0	0.25%	15.8%	12/31/2019	1.88	0	0	0.00%	16.1%
12/31/2018	1.53	0	0	0.50%	-4.0%	12/31/2018	1.57	0	0	0.25%	-3.8%	12/31/2018	1.62	0	0	0.00%	-3.5%
12/31/2017	1.59	0	0	0.50%	11.0%	12/31/2017	1.63	0	0	0.25%	11.3%	12/31/2017	1.68	0	0	0.00%	11.6%
12/31/2016	1.43	0	0	0.50%	2.7%	12/31/2016	1.47	0	0	0.25%	2.9%	12/31/2016	1.51	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.9%
2018	1.0%
2017	0.7%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Met West Total Return Bd P Class - 06-47P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$735,798	$750,984	73,085
Receivables: investments sold	30,816
Payables: investments purchased	-
Net assets	$766,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$766,614	759,331	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$766,614	759,331

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,197
Mortality & expense charges	(6,109)
Net investment income (loss)	2,088

Gain (loss) on investments:
Net realized gain (loss)	2,678
Realized gain distributions	35,387
Net change in unrealized appreciation (depreciation)	(15,192)
Net gain (loss)	22,873

Increase (decrease) in net assets from operations	$24,961

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,088	$117
Net realized gain (loss)	2,678	-
Realized gain distributions	35,387	-
Net change in unrealized appreciation (depreciation)	(15,192)	6

Increase (decrease) in net assets from operations	24,961	123

Contract owner transactions:
Proceeds from units sold	723,973	397,429
Cost of units redeemed	(182,261)	(196,054)
Account charges	(1,325)	-
Increase (decrease)	540,387	201,375
Net increase (decrease)	565,116	201,498
Net assets, beginning	201,498	-
Net assets, ending	$766,614	$201,498

Units sold	736,937	424,900
Units redeemed	(192,818)	(209,688)
Net increase (decrease)	544,119	215,212
Units outstanding, beginning	215,212	-
Units outstanding, ending	759,331	215,212

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,121,170
Cost of units redeemed/account charges	(379,640)
Net investment income (loss)	2,205
Net realized gain (loss)	2,678
Realized gain distributions	35,387
Net change in unrealized appreciation (depreciation)	(15,186)
Net assets	$766,614
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	759	$767	1.25%	7.8%	12/31/2020	$1.01	0	$0	1.00%	8.1%	12/31/2020	$1.02	0	$0	0.75%	8.4%
12/31/2019	0.94	215	201	1.25%	-6.4%	12/31/2019	0.94	0	0	1.00%	-6.3%	12/31/2019	0.94	0	0	0.75%	-6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	8.6%	12/31/2020	$1.02	0	$0	0.25%	8.9%	12/31/2020	$1.03	0	$0	0.00%	9.2%
12/31/2019	0.94	0	0	0.50%	-6.1%	12/31/2019	0.94	0	0	0.25%	-6.1%	12/31/2019	0.94	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,888,297	$2,889,098	105,169
Receivables: investments sold	2,984
Payables: investments purchased	-
Net assets	$3,891,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,891,281	927,365	$4.20
Band 100	-	-	4.31
Band 75	-	-	4.42
Band 50	-	-	4.54
Band 25	-	-	4.67
Band 0	-	-	4.79
Total	$3,891,281	927,365

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,331
Mortality & expense charges	(44,362)
Net investment income (loss)	(39,031)

Gain (loss) on investments:
Net realized gain (loss)	314,503
Realized gain distributions	266,050
Net change in unrealized appreciation (depreciation)	87,000
Net gain (loss)	667,553

Increase (decrease) in net assets from operations	$628,522

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(39,031)	$(87,740)
Net realized gain (loss)	314,503	3,158,347
Realized gain distributions	266,050	305,700
Net change in unrealized appreciation (depreciation)	87,000	(370,611)

Increase (decrease) in net assets from operations	628,522	3,005,696

Contract owner transactions:
Proceeds from units sold	532,063	1,044,318
Cost of units redeemed	(1,445,016)	(10,285,474)
Account charges	(616)	(2,096)
Increase (decrease)	(913,569)	(9,243,252)
Net increase (decrease)	(285,047)	(6,237,556)
Net assets, beginning	4,176,328	10,413,884
Net assets, ending	$3,891,281	$4,176,328

Units sold	175,072	358,981
Units redeemed	(451,135)	(3,300,181)
Net increase (decrease)	(276,063)	(2,941,200)
Units outstanding, beginning	1,203,428	4,144,628
Units outstanding, ending	927,365	1,203,428

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$35,096,936
Cost of units redeemed/account charges	(44,300,782)
Net investment income (loss)	(225,679)
Net realized gain (loss)	8,022,132
Realized gain distributions	4,299,475
Net change in unrealized appreciation (depreciation)	999,199
Net assets	$3,891,281

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.20	927	$3,891	1.25%	20.9%	12/31/2020	$4.31	0	$0	1.00%	21.2%	12/31/2020	$4.42	0	$0	0.75%	21.5%
12/31/2019	3.47	1,203	4,176	1.25%	38.1%	12/31/2019	3.55	0	0	1.00%	38.5%	12/31/2019	3.64	0	0	0.75%	38.8%
12/31/2018	2.51	4,145	10,414	1.25%	-0.5%	12/31/2018	2.57	0	0	1.00%	-0.2%	12/31/2018	2.62	0	0	0.75%	0.0%
12/31/2017	2.52	4,343	10,964	1.25%	27.1%	12/31/2017	2.57	0	0	1.00%	27.4%	12/31/2017	2.62	0	0	0.75%	27.7%
12/31/2016	1.99	4,928	9,791	1.25%	4.8%	12/31/2016	2.02	0	0	1.00%	5.1%	12/31/2016	2.05	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.54	0	$0	0.50%	21.8%	12/31/2020	$4.67	0	$0	0.25%	22.1%	12/31/2020	$4.79	0	$0	0.00%	22.4%
12/31/2019	3.73	0	0	0.50%	39.2%	12/31/2019	3.82	0	0	0.25%	39.5%	12/31/2019	3.91	0	0	0.00%	39.9%
12/31/2018	2.68	0	0	0.50%	0.3%	12/31/2018	2.74	0	0	0.25%	0.5%	12/31/2018	2.80	0	0	0.00%	0.8%
12/31/2017	2.67	0	0	0.50%	28.0%	12/31/2017	2.72	0	0	0.25%	28.3%	12/31/2017	2.78	0	0	0.00%	28.7%
12/31/2016	2.09	0	0	0.50%	5.6%	12/31/2016	2.12	0	0	0.25%	5.9%	12/31/2016	2.16	2,823	6,091	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.1%
2018	0.9%
2017	0.7%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,125,452	$1,641,869	58,607
Receivables: investments sold	-
Payables: investments purchased	(2,099)
Net assets	$2,123,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,092,461	267,198	$4.09
Band 100	1,030,892	245,548	4.20
Band 75	-	-	4.31
Band 50	-	-	4.43
Band 25	-	-	4.55
Band 0	-	-	4.67
Total	$2,123,353	512,746

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(22,619)
Net investment income (loss)	(22,619)

Gain (loss) on investments:
Net realized gain (loss)	243,358
Realized gain distributions	148,569
Net change in unrealized appreciation (depreciation)	21,606
Net gain (loss)	413,533

Increase (decrease) in net assets from operations	$390,914

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,619)	$(22,277)
Net realized gain (loss)	243,358	70,631
Realized gain distributions	148,569	156,686
Net change in unrealized appreciation (depreciation)	21,606	419,363

Increase (decrease) in net assets from operations	390,914	624,403

Contract owner transactions:
Proceeds from units sold	701,203	406,962
Cost of units redeemed	(1,254,545)	(439,985)
Account charges	(590)	(797)
Increase (decrease)	(553,932)	(33,820)
Net increase (decrease)	(163,018)	590,583
Net assets, beginning	2,286,371	1,695,788
Net assets, ending	$2,123,353	$2,286,371

Units sold	226,907	152,417
Units redeemed	(381,996)	(166,986)
Net increase (decrease)	(155,089)	(14,569)
Units outstanding, beginning	667,835	682,404
Units outstanding, ending	512,746	667,835

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,875,706
Cost of units redeemed/account charges	(18,750,675)
Net investment income (loss)	(315,698)
Net realized gain (loss)	3,092,838
Realized gain distributions	1,737,599
Net change in unrealized appreciation (depreciation)	483,583
Net assets	$2,123,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.09	267	$1,092	1.25%	20.6%	12/31/2020	$4.20	246	$1,031	1.00%	20.9%	12/31/2020	$4.31	0	$0	0.75%	21.2%
12/31/2019	3.39	399	1,352	1.25%	37.8%	12/31/2019	3.47	269	935	1.00%	38.1%	12/31/2019	3.56	0	0	0.75%	38.5%
12/31/2018	2.46	372	915	1.25%	-0.7%	12/31/2018	2.51	311	781	1.00%	-0.4%	12/31/2018	2.57	0	0	0.75%	-0.2%
12/31/2017	2.48	2,037	5,048	1.25%	26.7%	12/31/2017	2.53	380	959	1.00%	27.0%	12/31/2017	2.57	0	0	0.75%	27.3%
12/31/2016	1.96	2,335	4,566	1.25%	4.6%	12/31/2016	1.99	434	863	1.00%	4.9%	12/31/2016	2.02	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.43	0	$0	0.50%	21.5%	12/31/2020	$4.55	0	$0	0.25%	21.8%	12/31/2020	$4.67	0	$0	0.00%	22.1%
12/31/2019	3.64	0	0	0.50%	38.8%	12/31/2019	3.73	0	0	0.25%	39.2%	12/31/2019	3.82	0	0	0.00%	39.5%
12/31/2018	2.62	0	0	0.50%	0.1%	12/31/2018	2.68	0	0	0.25%	0.3%	12/31/2018	2.74	0	0	0.00%	0.6%
12/31/2017	2.62	0	0	0.50%	27.7%	12/31/2017	2.67	0	0	0.25%	28.0%	12/31/2017	2.72	0	0	0.00%	28.3%
12/31/2016	2.05	0	0	0.50%	5.4%	12/31/2016	2.09	0	0	0.25%	5.6%	12/31/2016	2.12	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.2%
2017	0.6%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Aggressive Growth Allocation Fund R3 Class - 06-058
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,198,503	$1,031,436	43,149
Receivables: investments sold	608
Payables: investments purchased	-
Net assets	$1,199,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,199,111	714,311	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$1,199,111	714,311

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,972
Mortality & expense charges	(12,905)
Net investment income (loss)	(6,933)

Gain (loss) on investments:
Net realized gain (loss)	13,529
Realized gain distributions	36,739
Net change in unrealized appreciation (depreciation)	107,466
Net gain (loss)	157,734

Increase (decrease) in net assets from operations	$150,801

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,933)	$4,483
Net realized gain (loss)	13,529	579
Realized gain distributions	36,739	34,656
Net change in unrealized appreciation (depreciation)	107,466	61,835

Increase (decrease) in net assets from operations	150,801	101,553

Contract owner transactions:
Proceeds from units sold	222,780	913,651
Cost of units redeemed	(203,429)	(5,871)
Account charges	(381)	(37)
Increase (decrease)	18,970	907,743
Net increase (decrease)	169,771	1,009,296
Net assets, beginning	1,029,340	20,044
Net assets, ending	$1,199,111	$1,029,340

Units sold	151,214	686,509
Units redeemed	(136,372)	(4,470)
Net increase (decrease)	14,842	682,039
Units outstanding, beginning	699,469	17,430
Units outstanding, ending	714,311	699,469

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,162,351
Cost of units redeemed/account charges	(214,673)
Net investment income (loss)	(2,315)
Net realized gain (loss)	14,176
Realized gain distributions	72,505
Net change in unrealized appreciation (depreciation)	167,067
Net assets	$1,199,111

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	714	$1,199	1.25%	14.1%	12/31/2020	$1.71	0	$0	1.00%	14.4%	12/31/2020	$1.73	0	$0	0.75%	14.6%
12/31/2019	1.47	699	1,029	1.25%	28.0%	12/31/2019	1.49	0	0	1.00%	28.3%	12/31/2019	1.51	0	0	0.75%	28.6%
12/31/2018	1.15	17	20	1.25%	-8.1%	12/31/2018	1.16	0	0	1.00%	-7.9%	12/31/2018	1.18	0	0	0.75%	-7.7%
12/31/2017	1.25	9	11	1.25%	21.4%	12/31/2017	1.26	0	0	1.00%	21.7%	12/31/2017	1.27	0	0	0.75%	22.0%
12/31/2016	1.03	2	2	1.25%	5.9%	12/31/2016	1.04	0	0	1.00%	6.2%	12/31/2016	1.04	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	14.9%	12/31/2020	$1.79	0	$0	0.25%	15.2%	12/31/2020	$1.82	0	$0	0.00%	15.5%
12/31/2019	1.53	0	0	0.50%	28.9%	12/31/2019	1.56	0	0	0.25%	29.3%	12/31/2019	1.58	0	0	0.00%	29.6%
12/31/2018	1.19	0	0	0.50%	-7.4%	12/31/2018	1.20	0	0	0.25%	-7.2%	12/31/2018	1.22	0	0	0.00%	-7.0%
12/31/2017	1.28	0	0	0.50%	22.3%	12/31/2017	1.30	0	0	0.25%	22.6%	12/31/2017	1.31	0	0	0.00%	22.9%
12/31/2016	1.05	0	0	0.50%	6.7%	12/31/2016	1.06	0	0	0.25%	7.0%	12/31/2016	1.06	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.1%
2018	2.0%
2017	2.2%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Growth Fund A Class - 06-365
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,309,926	$17,441,218	890,591
Receivables: investments sold	-
Payables: investments purchased	(195,245)
Net assets	$25,114,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,114,681	6,550,354	$3.83
Band 100	-	-	4.00
Band 75	-	-	4.18
Band 50	-	-	4.36
Band 25	-	-	4.56
Band 0	-	-	4.84
Total	$25,114,681	6,550,354

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(262,652)
Net investment income (loss)	(262,652)

Gain (loss) on investments:
Net realized gain (loss)	657,196
Realized gain distributions	207,234
Net change in unrealized appreciation (depreciation)	5,483,749
Net gain (loss)	6,348,179

Increase (decrease) in net assets from operations	$6,085,527

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(262,652)	$(196,391)
Net realized gain (loss)	657,196	1,168,501
Realized gain distributions	207,234	188,055
Net change in unrealized appreciation (depreciation)	5,483,749	2,803,794

Increase (decrease) in net assets from operations	6,085,527	3,963,959

Contract owner transactions:
Proceeds from units sold	4,835,104	17,287,569
Cost of units redeemed	(7,814,141)	(7,406,563)
Account charges	(36,478)	(21,085)
Increase (decrease)	(3,015,515)	9,859,921
Net increase (decrease)	3,070,012	13,823,880
Net assets, beginning	22,044,669	8,220,789
Net assets, ending	$25,114,681	$22,044,669

Units sold	1,587,013	6,527,836
Units redeemed	(2,721,016)	(2,732,650)
Net increase (decrease)	(1,134,003)	3,795,186
Units outstanding, beginning	7,684,357	3,889,171
Units outstanding, ending	6,550,354	7,684,357

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$34,182,400
Cost of units redeemed/account charges	(20,103,030)
Net investment income (loss)	(671,192)
Net realized gain (loss)	2,289,841
Realized gain distributions	1,547,954
Net change in unrealized appreciation (depreciation)	7,868,708
Net assets	$25,114,681

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.83	6,550	$25,115	1.25%	33.6%	12/31/2020	$4.00	0	$0	1.00%	34.0%	12/31/2020	$4.18	0	$0	0.75%	34.3%
12/31/2019	2.87	7,684	22,045	1.25%	35.7%	12/31/2019	2.99	0	0	1.00%	36.1%	12/31/2019	3.11	0	0	0.75%	36.4%
12/31/2018	2.11	3,889	8,221	1.25%	-0.4%	12/31/2018	2.20	0	0	1.00%	-0.2%	12/31/2018	2.28	0	0	0.75%	0.1%
12/31/2017	2.12	3,463	7,349	1.25%	24.4%	12/31/2017	2.20	0	0	1.00%	24.7%	12/31/2017	2.28	0	0	0.75%	25.1%
12/31/2016	1.71	1,919	3,274	1.25%	3.0%	12/31/2016	1.76	0	0	1.00%	3.3%	12/31/2016	1.82	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.36	0	$0	0.50%	34.7%	12/31/2020	$4.56	0	$0	0.25%	35.0%	12/31/2020	$4.84	0	$0	0.00%	35.3%
12/31/2019	3.24	0	0	0.50%	36.7%	12/31/2019	3.38	0	0	0.25%	37.1%	12/31/2019	3.57	0	0	0.00%	37.4%
12/31/2018	2.37	0	0	0.50%	0.3%	12/31/2018	2.46	0	0	0.25%	0.6%	12/31/2018	2.60	0	0	0.00%	0.8%
12/31/2017	2.36	0	0	0.50%	25.4%	12/31/2017	2.45	0	0	0.25%	25.7%	12/31/2017	2.58	0	0	0.00%	26.0%
12/31/2016	1.88	0	0	0.50%	3.8%	12/31/2016	1.95	0	0	0.25%	4.1%	12/31/2016	2.05	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Aggressive Growth Allocation Fund R2 Class - 06-074
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,204	$58,147	2,456
Receivables: investments sold	127
Payables: investments purchased	-
Net assets	$67,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,331	40,759	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$67,331	40,759

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$167
Mortality & expense charges	(791)
Net investment income (loss)	(624)

Gain (loss) on investments:
Net realized gain (loss)	(2,569)
Realized gain distributions	2,013
Net change in unrealized appreciation (depreciation)	5,558
Net gain (loss)	5,002

Increase (decrease) in net assets from operations	$4,378

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(624)	$101
Net realized gain (loss)	(2,569)	16
Realized gain distributions	2,013	2,673
Net change in unrealized appreciation (depreciation)	5,558	4,963

Increase (decrease) in net assets from operations	4,378	7,753

Contract owner transactions:
Proceeds from units sold	15,190	59,917
Cost of units redeemed	(30,384)	-
Account charges	(34)	(90)
Increase (decrease)	(15,228)	59,827
Net increase (decrease)	(10,850)	67,580
Net assets, beginning	78,181	10,601
Net assets, ending	$67,331	$78,181

Units sold	10,895	44,600
Units redeemed	(23,996)	(65)
Net increase (decrease)	(13,101)	44,535
Units outstanding, beginning	53,860	9,325
Units outstanding, ending	40,759	53,860

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$86,719
Cost of units redeemed/account charges	(30,656)
Net investment income (loss)	(454)
Net realized gain (loss)	(2,547)
Realized gain distributions	5,212
Net change in unrealized appreciation (depreciation)	9,057
Net assets	$67,331

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	41	$67	1.25%	13.8%	12/31/2020	$1.68	0	$0	1.00%	14.1%	12/31/2020	$1.71	0	$0	0.75%	14.4%
12/31/2019	1.45	54	78	1.25%	27.7%	12/31/2019	1.47	0	0	1.00%	28.0%	12/31/2019	1.49	0	0	0.75%	28.3%
12/31/2018	1.14	9	11	1.25%	-8.4%	12/31/2018	1.15	0	0	1.00%	-8.1%	12/31/2018	1.16	0	0	0.75%	-7.9%
12/31/2017	1.24	3	4	1.25%	21.1%	12/31/2017	1.25	0	0	1.00%	21.4%	12/31/2017	1.26	0	0	0.75%	21.7%
12/31/2016	1.02	0	0	1.25%	5.6%	12/31/2016	1.03	0	0	1.00%	5.9%	12/31/2016	1.04	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	0	$0	0.50%	14.7%	12/31/2020	$1.76	0	$0	0.25%	14.9%	12/31/2020	$1.79	0	$0	0.00%	15.2%
12/31/2019	1.51	0	0	0.50%	28.7%	12/31/2019	1.53	0	0	0.25%	29.0%	12/31/2019	1.56	0	0	0.00%	29.3%
12/31/2018	1.18	0	0	0.50%	-7.7%	12/31/2018	1.19	0	0	0.25%	-7.5%	12/31/2018	1.20	0	0	0.00%	-7.2%
12/31/2017	1.27	0	0	0.50%	22.0%	12/31/2017	1.29	0	0	0.25%	22.3%	12/31/2017	1.30	0	0	0.00%	22.6%
12/31/2016	1.04	0	0	0.50%	6.4%	12/31/2016	1.05	0	0	0.25%	6.7%	12/31/2016	1.06	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.5%
2018	2.0%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R3 Class - 06-891
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,091,825	$1,800,316	82,052
Receivables: investments sold	-
Payables: investments purchased	(4,404)
Net assets	$2,087,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,087,421	1,438,884	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$2,087,421	1,438,884

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,470
Mortality & expense charges	(17,833)
Net investment income (loss)	(3,363)

Gain (loss) on investments:
Net realized gain (loss)	31,070
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,484
Net gain (loss)	54,554

Increase (decrease) in net assets from operations	$51,191

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,363)	$(10,656)
Net realized gain (loss)	31,070	(38,166)
Realized gain distributions	-	20,413
Net change in unrealized appreciation (depreciation)	23,484	553,325

Increase (decrease) in net assets from operations	51,191	524,916

Contract owner transactions:
Proceeds from units sold	976,928	1,680,076
Cost of units redeemed	(824,977)	(2,134,992)
Account charges	(3,706)	(6,268)
Increase (decrease)	148,245	(461,184)
Net increase (decrease)	199,436	63,732
Net assets, beginning	1,887,985	1,824,253
Net assets, ending	$2,087,421	$1,887,985

Units sold	765,734	1,398,919
Units redeemed	(663,443)	(1,726,670)
Net increase (decrease)	102,291	(327,751)
Units outstanding, beginning	1,336,593	1,664,344
Units outstanding, ending	1,438,884	1,336,593

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,950,028
Cost of units redeemed/account charges	(13,745,616)
Net investment income (loss)	(95,996)
Net realized gain (loss)	1,366,975
Realized gain distributions	320,521
Net change in unrealized appreciation (depreciation)	291,509
Net assets	$2,087,421

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	1,439	$2,087	1.25%	2.7%	12/31/2020	$1.47	0	$0	1.00%	3.0%	12/31/2020	$1.50	0	$0	0.75%	3.2%
12/31/2019	1.41	1,337	1,888	1.25%	28.9%	12/31/2019	1.43	0	0	1.00%	29.2%	12/31/2019	1.45	0	0	0.75%	29.5%
12/31/2018	1.10	1,664	1,824	1.25%	-12.7%	12/31/2018	1.11	0	0	1.00%	-12.5%	12/31/2018	1.12	0	0	0.75%	-12.3%
12/31/2017	1.26	5,498	6,907	1.25%	12.0%	12/31/2017	1.27	0	0	1.00%	12.3%	12/31/2017	1.28	0	0	0.75%	12.5%
12/31/2016	1.12	6,720	7,538	1.25%	14.0%	12/31/2016	1.13	0	0	1.00%	14.2%	12/31/2016	1.13	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	3.5%	12/31/2020	$1.54	0	$0	0.25%	3.7%	12/31/2020	$1.56	0	$0	0.00%	4.0%
12/31/2019	1.47	0	0	0.50%	29.8%	12/31/2019	1.49	0	0	0.25%	30.2%	12/31/2019	1.50	0	0	0.00%	30.5%
12/31/2018	1.13	0	0	0.50%	-12.1%	12/31/2018	1.14	0	0	0.25%	-11.9%	12/31/2018	1.15	0	0	0.00%	-11.6%
12/31/2017	1.29	0	0	0.50%	12.8%	12/31/2017	1.30	0	0	0.25%	13.1%	12/31/2017	1.31	0	0	0.00%	13.4%
12/31/2016	1.14	0	0	0.50%	14.8%	12/31/2016	1.14	0	0	0.25%	15.1%	12/31/2016	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.9%
2018	0.4%
2017	0.4%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Conservative Allocation Fund R2 Class - 06-075
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$479,442	$438,008	28,189
Receivables: investments sold	346
Payables: investments purchased	-
Net assets	$479,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,788	360,870	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$479,788	360,870

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,524
Mortality & expense charges	(4,947)
Net investment income (loss)	1,577

Gain (loss) on investments:
Net realized gain (loss)	199
Realized gain distributions	5,748
Net change in unrealized appreciation (depreciation)	31,980
Net gain (loss)	37,927

Increase (decrease) in net assets from operations	$39,504

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,577	$1,334
Net realized gain (loss)	199	268
Realized gain distributions	5,748	2,430
Net change in unrealized appreciation (depreciation)	31,980	18,357

Increase (decrease) in net assets from operations	39,504	22,389

Contract owner transactions:
Proceeds from units sold	258,938	26,302
Cost of units redeemed	(1,673)	(4,101)
Account charges	(102)	(122)
Increase (decrease)	257,163	22,079
Net increase (decrease)	296,667	44,468
Net assets, beginning	183,121	138,653
Net assets, ending	$479,788	$183,121

Units sold	210,864	22,726
Units redeemed	(1,427)	(3,572)
Net increase (decrease)	209,437	19,154
Units outstanding, beginning	151,433	132,279
Units outstanding, ending	360,870	151,433

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$525,181
Cost of units redeemed/account charges	(109,260)
Net investment income (loss)	5,467
Net realized gain (loss)	939
Realized gain distributions	16,027
Net change in unrealized appreciation (depreciation)	41,434
Net assets	$479,788

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	361	$480	1.25%	9.9%	12/31/2020	$1.35	0	$0	1.00%	10.2%	12/31/2020	$1.37	0	$0	0.75%	10.5%
12/31/2019	1.21	151	183	1.25%	15.4%	12/31/2019	1.23	0	0	1.00%	15.7%	12/31/2019	1.24	0	0	0.75%	15.9%
12/31/2018	1.05	132	139	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	178	196	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.4%	12/31/2017	1.12	0	0	0.75%	9.7%
12/31/2016	1.01	0	0	1.25%	3.9%	12/31/2016	1.01	0	0	1.00%	4.1%	12/31/2016	1.02	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	10.8%	12/31/2020	$1.42	0	$0	0.25%	11.1%	12/31/2020	$1.44	0	$0	0.00%	11.3%
12/31/2019	1.26	0	0	0.50%	16.2%	12/31/2019	1.28	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.08	0	0	0.50%	-3.9%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.4%
12/31/2017	1.13	0	0	0.50%	10.0%	12/31/2017	1.14	0	0	0.25%	10.2%	12/31/2017	1.15	0	0	0.00%	10.5%
12/31/2016	1.03	0	0	0.50%	4.6%	12/31/2016	1.03	0	0	0.25%	4.9%	12/31/2016	1.04	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.1%
2018	2.3%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R2 Class - 06-922
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,113,487	$904,879	43,895
Receivables: investments sold	-
Payables: investments purchased	(18,306)
Net assets	$1,095,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$740,336	518,037	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	354,845	230,199	1.54
Total	$1,095,181	748,236

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,073
Mortality & expense charges	(7,037)
Net investment income (loss)	(964)

Gain (loss) on investments:
Net realized gain (loss)	11,611
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	88,534
Net gain (loss)	100,145

Increase (decrease) in net assets from operations	$99,181

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(964)	$(4,460)
Net realized gain (loss)	11,611	90,486
Realized gain distributions	-	11,530
Net change in unrealized appreciation (depreciation)	88,534	229,553

Increase (decrease) in net assets from operations	99,181	327,109

Contract owner transactions:
Proceeds from units sold	520,045	983,158
Cost of units redeemed	(361,079)	(1,615,840)
Account charges	(3,362)	(3,594)
Increase (decrease)	155,604	(636,276)
Net increase (decrease)	254,785	(309,167)
Net assets, beginning	840,396	1,149,563
Net assets, ending	$1,095,181	$840,396

Units sold	441,772	900,496
Units redeemed	(283,853)	(1,364,201)
Net increase (decrease)	157,919	(463,705)
Units outstanding, beginning	590,317	1,054,022
Units outstanding, ending	748,236	590,317

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,448,216
Cost of units redeemed/account charges	(11,102,228)
Net investment income (loss)	(78,676)
Net realized gain (loss)	1,353,874
Realized gain distributions	265,387
Net change in unrealized appreciation (depreciation)	208,608
Net assets	$1,095,181

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	518	$740	1.25%	2.5%	12/31/2020	$1.45	0	$0	1.00%	2.7%	12/31/2020	$1.47	0	$0	0.75%	3.0%
12/31/2019	1.39	402	561	1.25%	28.6%	12/31/2019	1.41	0	0	1.00%	28.9%	12/31/2019	1.43	0	0	0.75%	29.3%
12/31/2018	1.08	938	1,017	1.25%	-13.0%	12/31/2018	1.10	0	0	1.00%	-12.8%	12/31/2018	1.11	0	0	0.75%	-12.5%
12/31/2017	1.25	3,862	4,813	1.25%	11.7%	12/31/2017	1.26	0	0	1.00%	12.0%	12/31/2017	1.27	0	0	0.75%	12.3%
12/31/2016	1.12	4,763	5,314	1.25%	13.7%	12/31/2016	1.12	0	0	1.00%	14.0%	12/31/2016	1.13	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	0	$0	0.50%	3.2%	12/31/2020	$1.52	0	$0	0.25%	3.5%	12/31/2020	$1.54	230	$355	0.00%	3.8%
12/31/2019	1.45	0	0	0.50%	29.6%	12/31/2019	1.47	0	0	0.25%	29.9%	12/31/2019	1.49	188	280	0.00%	30.2%
12/31/2018	1.12	0	0	0.50%	-12.3%	12/31/2018	1.13	0	0	0.25%	-12.1%	12/31/2018	1.14	117	133	0.00%	-11.9%
12/31/2017	1.28	0	0	0.50%	12.5%	12/31/2017	1.28	0	0	0.25%	12.8%	12/31/2017	1.29	1,060	1,372	0.00%	13.1%
12/31/2016	1.13	0	0	0.50%	14.6%	12/31/2016	1.14	0	0	0.25%	14.8%	12/31/2016	1.14	1,139	1,303	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.7%
2018	0.1%
2017	0.1%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Conservative Allocation Fund R3 Class - 06-059
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,730,477	$1,582,880	99,562
Receivables: investments sold	1,906
Payables: investments purchased	-
Net assets	$1,732,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,732,383	1,282,076	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$1,732,383	1,282,076

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$24,763
Mortality & expense charges	(17,304)
Net investment income (loss)	7,459

Gain (loss) on investments:
Net realized gain (loss)	31,769
Realized gain distributions	18,553
Net change in unrealized appreciation (depreciation)	90,713
Net gain (loss)	141,035

Increase (decrease) in net assets from operations	$148,494

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,459	$14,064
Net realized gain (loss)	31,769	15,937
Realized gain distributions	18,553	17,864
Net change in unrealized appreciation (depreciation)	90,713	102,102

Increase (decrease) in net assets from operations	148,494	149,967

Contract owner transactions:
Proceeds from units sold	846,147	936,108
Cost of units redeemed	(633,076)	(543,678)
Account charges	(562)	(1,025)
Increase (decrease)	212,509	391,405
Net increase (decrease)	361,003	541,372
Net assets, beginning	1,371,380	830,008
Net assets, ending	$1,732,383	$1,371,380

Units sold	678,044	807,807
Units redeemed	(514,730)	(471,591)
Net increase (decrease)	163,314	336,216
Units outstanding, beginning	1,118,762	782,546
Units outstanding, ending	1,282,076	1,118,762

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,207,625
Cost of units redeemed/account charges	(1,795,580)
Net investment income (loss)	39,257
Net realized gain (loss)	59,464
Realized gain distributions	74,020
Net change in unrealized appreciation (depreciation)	147,597
Net assets	$1,732,383

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	1,282	$1,732	1.25%	10.2%	12/31/2020	$1.37	0	$0	1.00%	10.5%	12/31/2020	$1.40	0	$0	0.75%	10.8%
12/31/2019	1.23	1,119	1,371	1.25%	15.6%	12/31/2019	1.24	0	0	1.00%	15.9%	12/31/2019	1.26	0	0	0.75%	16.2%
12/31/2018	1.06	783	830	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	563	624	1.25%	9.4%	12/31/2017	1.12	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	10.0%
12/31/2016	1.01	335	339	1.25%	4.1%	12/31/2016	1.02	0	0	1.00%	4.3%	12/31/2016	1.03	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	11.1%	12/31/2020	$1.44	0	$0	0.25%	11.3%	12/31/2020	$1.47	0	$0	0.00%	11.6%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	0	0	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	10.3%	12/31/2017	1.15	0	0	0.25%	10.5%	12/31/2017	1.16	0	0	0.00%	10.8%
12/31/2016	1.03	0	0	0.50%	4.9%	12/31/2016	1.04	0	0	0.25%	5.1%	12/31/2016	1.04	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.5%
2018	2.6%
2017	2.6%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Moderate Allocation Fund R2 Class - 06-077
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$882,546	$770,298	44,472
Receivables: investments sold	672
Payables: investments purchased	-
Net assets	$883,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$883,218	610,623	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$883,218	610,623

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,803
Mortality & expense charges	(9,461)
Net investment income (loss)	(658)

Gain (loss) on investments:
Net realized gain (loss)	460
Realized gain distributions	21,526
Net change in unrealized appreciation (depreciation)	72,406
Net gain (loss)	94,392

Increase (decrease) in net assets from operations	$93,734

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(658)	$3,187
Net realized gain (loss)	460	167
Realized gain distributions	21,526	18,996
Net change in unrealized appreciation (depreciation)	72,406	89,649

Increase (decrease) in net assets from operations	93,734	111,999

Contract owner transactions:
Proceeds from units sold	71,051	68,832
Cost of units redeemed	(243)	(615)
Account charges	(72)	(72)
Increase (decrease)	70,736	68,145
Net increase (decrease)	164,470	180,144
Net assets, beginning	718,748	538,604
Net assets, ending	$883,218	$718,748

Units sold	54,845	56,747
Units redeemed	(260)	(576)
Net increase (decrease)	54,585	56,171
Units outstanding, beginning	556,038	499,867
Units outstanding, ending	610,623	556,038

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$722,294
Cost of units redeemed/account charges	(37,535)
Net investment income (loss)	11,952
Net realized gain (loss)	1,418
Realized gain distributions	72,841
Net change in unrealized appreciation (depreciation)	112,248
Net assets	$883,218

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	611	$883	1.25%	11.9%	12/31/2020	$1.47	0	$0	1.00%	12.2%	12/31/2020	$1.49	0	$0	0.75%	12.5%
12/31/2019	1.29	556	719	1.25%	20.0%	12/31/2019	1.31	0	0	1.00%	20.3%	12/31/2019	1.33	0	0	0.75%	20.6%
12/31/2018	1.08	500	539	1.25%	-5.9%	12/31/2018	1.09	0	0	1.00%	-5.7%	12/31/2018	1.10	0	0	0.75%	-5.4%
12/31/2017	1.15	463	530	1.25%	13.1%	12/31/2017	1.16	0	0	1.00%	13.4%	12/31/2017	1.17	0	0	0.75%	13.7%
12/31/2016	1.01	0	0	1.25%	4.9%	12/31/2016	1.02	0	0	1.00%	5.1%	12/31/2016	1.03	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	12.7%	12/31/2020	$1.54	0	$0	0.25%	13.0%	12/31/2020	$1.57	0	$0	0.00%	13.3%
12/31/2019	1.35	0	0	0.50%	20.9%	12/31/2019	1.37	0	0	0.25%	21.2%	12/31/2019	1.38	0	0	0.00%	21.5%
12/31/2018	1.11	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.14	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	14.0%	12/31/2017	1.19	0	0	0.25%	14.2%	12/31/2017	1.20	0	0	0.00%	14.5%
12/31/2016	1.03	0	0	0.50%	5.7%	12/31/2016	1.04	0	0	0.25%	5.9%	12/31/2016	1.04	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.8%
2018	1.9%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R2 Class - 06-013
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,042	$983	69
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$1,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,069	817	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$1,069	817

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26
Mortality & expense charges	(8)
Net investment income (loss)	18

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	54
Net gain (loss)	54

Increase (decrease) in net assets from operations	$72

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18	$2
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	54	5

Increase (decrease) in net assets from operations	72	7

Contract owner transactions:
Proceeds from units sold	796	194
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	796	194
Net increase (decrease)	868	201
Net assets, beginning	201	-
Net assets, ending	$1,069	$201

Units sold	654	163
Units redeemed	-	-
Net increase (decrease)	654	163
Units outstanding, beginning	163	-
Units outstanding, ending	817	163

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$990
Cost of units redeemed/account charges	-
Net investment income (loss)	20
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	59
Net assets	$1,069

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	1	$1	1.25%	6.2%	12/31/2020	$1.33	0	$0	1.00%	6.4%	12/31/2020	$1.36	0	$0	0.75%	6.7%
12/31/2019	1.23	0	0	1.25%	12.1%	12/31/2019	1.25	0	0	1.00%	12.4%	12/31/2019	1.27	0	0	0.75%	12.6%
12/31/2018	1.10	0	0	1.25%	-6.7%	12/31/2018	1.11	0	0	1.00%	-6.4%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.18	0	0	1.25%	7.7%	12/31/2017	1.19	0	0	1.00%	8.0%	12/31/2017	1.20	0	0	0.75%	8.2%
12/31/2016	1.09	0	0	1.25%	7.7%	12/31/2016	1.10	0	0	1.00%	7.9%	12/31/2016	1.11	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	7.0%	12/31/2020	$1.41	0	$0	0.25%	7.2%	12/31/2020	$1.44	0	$0	0.00%	7.5%
12/31/2019	1.29	0	0	0.50%	12.9%	12/31/2019	1.32	0	0	0.25%	13.2%	12/31/2019	1.34	0	0	0.00%	13.5%
12/31/2018	1.15	0	0	0.50%	-6.0%	12/31/2018	1.16	0	0	0.25%	-5.7%	12/31/2018	1.18	0	0	0.00%	-5.5%
12/31/2017	1.22	0	0	0.50%	8.5%	12/31/2017	1.23	0	0	0.25%	8.8%	12/31/2017	1.25	0	0	0.00%	9.1%
12/31/2016	1.12	0	0	0.50%	8.5%	12/31/2016	1.13	0	0	0.25%	8.7%	12/31/2016	1.14	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.1%
2019	2.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Moderate Allocation Fund R3 Class - 06-061
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,772,713	$3,364,032	187,203
Receivables: investments sold	3,178
Payables: investments purchased	-
Net assets	$3,775,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,775,891	2,568,679	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$3,775,891	2,568,679

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$46,030
Mortality & expense charges	(42,214)
Net investment income (loss)	3,816

Gain (loss) on investments:
Net realized gain (loss)	33,913
Realized gain distributions	90,873
Net change in unrealized appreciation (depreciation)	294,702
Net gain (loss)	419,488

Increase (decrease) in net assets from operations	$423,304

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,816	$29,965
Net realized gain (loss)	33,913	9,715
Realized gain distributions	90,873	85,746
Net change in unrealized appreciation (depreciation)	294,702	126,693

Increase (decrease) in net assets from operations	423,304	252,119

Contract owner transactions:
Proceeds from units sold	539,410	3,121,482
Cost of units redeemed	(479,330)	(198,425)
Account charges	(429)	(343)
Increase (decrease)	59,651	2,922,714
Net increase (decrease)	482,955	3,174,833
Net assets, beginning	3,292,936	118,103
Net assets, ending	$3,775,891	$3,292,936

Units sold	409,386	2,562,220
Units redeemed	(354,165)	(157,121)
Net increase (decrease)	55,221	2,405,099
Units outstanding, beginning	2,513,458	108,359
Units outstanding, ending	2,568,679	2,513,458

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,928,769
Cost of units redeemed/account charges	(828,725)
Net investment income (loss)	35,583
Net realized gain (loss)	46,528
Realized gain distributions	185,055
Net change in unrealized appreciation (depreciation)	408,681
Net assets	$3,775,891

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	2,569	$3,776	1.25%	12.2%	12/31/2020	$1.49	0	$0	1.00%	12.5%	12/31/2020	$1.52	0	$0	0.75%	12.8%
12/31/2019	1.31	2,513	3,293	1.25%	20.2%	12/31/2019	1.33	0	0	1.00%	20.5%	12/31/2019	1.35	0	0	0.75%	20.8%
12/31/2018	1.09	108	118	1.25%	-5.6%	12/31/2018	1.10	0	0	1.00%	-5.4%	12/31/2018	1.11	0	0	0.75%	-5.2%
12/31/2017	1.16	52	60	1.25%	13.4%	12/31/2017	1.17	0	0	1.00%	13.7%	12/31/2017	1.18	0	0	0.75%	13.9%
12/31/2016	1.02	22	23	1.25%	5.2%	12/31/2016	1.03	0	0	1.00%	5.5%	12/31/2016	1.03	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	13.0%	12/31/2020	$1.57	0	$0	0.25%	13.3%	12/31/2020	$1.59	0	$0	0.00%	13.6%
12/31/2019	1.37	0	0	0.50%	21.1%	12/31/2019	1.38	0	0	0.25%	21.4%	12/31/2019	1.40	0	0	0.00%	21.7%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.14	0	0	0.25%	-4.7%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	14.2%	12/31/2017	1.20	0	0	0.25%	14.5%	12/31/2017	1.21	0	0	0.00%	14.8%
12/31/2016	1.04	0	0	0.50%	6.0%	12/31/2016	1.04	0	0	0.25%	6.3%	12/31/2016	1.05	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	3.1%
2018	3.0%
2017	2.6%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R3 Class - 06-014
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$24
Net realized gain (loss)	-	42
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	18

Increase (decrease) in net assets from operations	-	84

Contract owner transactions:
Proceeds from units sold	-	300
Cost of units redeemed	-	(1,154)
Account charges	-	(43)
Increase (decrease)	-	(897)
Net increase (decrease)	-	(813)
Net assets, beginning	-	813
Net assets, ending	$-	$-

Units sold	-	250
Units redeemed	-	(980)
Net increase (decrease)	-	(730)
Units outstanding, beginning	-	730
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,639,683
Cost of units redeemed/account charges	(4,781,687)
Net investment income (loss)	58,439
Net realized gain (loss)	80,977
Realized gain distributions	2,588
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	6.5%	12/31/2020	$1.36	0	$0	1.00%	6.7%	12/31/2020	$1.38	0	$0	0.75%	7.0%
12/31/2019	1.25	0	0	1.25%	12.4%	12/31/2019	1.27	0	0	1.00%	12.7%	12/31/2019	1.29	0	0	0.75%	13.0%
12/31/2018	1.11	1	1	1.25%	-6.5%	12/31/2018	1.13	0	0	1.00%	-6.2%	12/31/2018	1.14	0	0	0.75%	-6.0%
12/31/2017	1.19	46	55	1.25%	8.0%	12/31/2017	1.20	0	0	1.00%	8.3%	12/31/2017	1.22	0	0	0.75%	8.5%
12/31/2016	1.10	83	92	1.25%	8.0%	12/31/2016	1.11	0	0	1.00%	8.2%	12/31/2016	1.12	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	7.3%	12/31/2020	$1.44	0	$0	0.25%	7.5%	12/31/2020	$1.46	0	$0	0.00%	7.8%
12/31/2019	1.31	0	0	0.50%	13.2%	12/31/2019	1.34	0	0	0.25%	13.5%	12/31/2019	1.36	0	0	0.00%	13.8%
12/31/2018	1.16	0	0	0.50%	-5.8%	12/31/2018	1.18	0	0	0.25%	-5.5%	12/31/2018	1.19	0	0	0.00%	-5.3%
12/31/2017	1.23	0	0	0.50%	8.8%	12/31/2017	1.25	0	0	0.25%	9.1%	12/31/2017	1.26	0	0	0.00%	9.3%
12/31/2016	1.13	0	0	0.50%	8.8%	12/31/2016	1.14	0	0	0.25%	9.0%	12/31/2016	1.15	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	8.4%
2018	3.8%
2017	3.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS New Discovery Fund R3 Class - 06-299
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$482,334	$395,186	13,189
Receivables: investments sold	-
Payables: investments purchased	(6,309)
Net assets	$476,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$476,025	151,413	$3.14
Band 100	-	-	3.22
Band 75	-	-	3.30
Band 50	-	-	3.38
Band 25	-	-	3.46
Band 0	-	-	3.54
Total	$476,025	151,413

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,803)
Net investment income (loss)	(3,803)

Gain (loss) on investments:
Net realized gain (loss)	(640)
Realized gain distributions	46,565
Net change in unrealized appreciation (depreciation)	87,137
Net gain (loss)	133,062

Increase (decrease) in net assets from operations	$129,259

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,803)	$(3)
Net realized gain (loss)	(640)	-
Realized gain distributions	46,565	58
Net change in unrealized appreciation (depreciation)	87,137	11

Increase (decrease) in net assets from operations	129,259	66

Contract owner transactions:
Proceeds from units sold	373,725	25,235
Cost of units redeemed	(51,492)	-
Account charges	(768)	-
Increase (decrease)	321,465	25,235
Net increase (decrease)	450,724	25,301
Net assets, beginning	25,301	-
Net assets, ending	$476,025	$25,301

Units sold	162,985	11,496
Units redeemed	(23,068)	-
Net increase (decrease)	139,917	11,496
Units outstanding, beginning	11,496	-
Units outstanding, ending	151,413	11,496

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,687,301
Cost of units redeemed/account charges	(1,336,890)
Net investment income (loss)	(25,664)
Net realized gain (loss)	(67,321)
Realized gain distributions	131,451
Net change in unrealized appreciation (depreciation)	87,148
Net assets	$476,025

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.14	151	$476	1.25%	42.8%	12/31/2020	$3.22	0	$0	1.00%	43.2%	12/31/2020	$3.30	0	$0	0.75%	43.6%
12/31/2019	2.20	11	25	1.25%	39.0%	12/31/2019	2.25	0	0	1.00%	39.3%	12/31/2019	2.30	0	0	0.75%	39.7%
12/31/2018	1.58	0	0	1.25%	-2.9%	12/31/2018	1.61	0	0	1.00%	-2.6%	12/31/2018	1.64	0	0	0.75%	-2.4%
12/31/2017	1.63	0	0	1.25%	24.5%	12/31/2017	1.66	0	0	1.00%	24.8%	12/31/2017	1.68	0	0	0.75%	25.1%
12/31/2016	1.31	18	24	1.25%	7.3%	12/31/2016	1.33	0	0	1.00%	7.5%	12/31/2016	1.35	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.38	0	$0	0.50%	43.9%	12/31/2020	$3.46	0	$0	0.25%	44.3%	12/31/2020	$3.54	0	$0	0.00%	44.6%
12/31/2019	2.35	0	0	0.50%	40.0%	12/31/2019	2.40	0	0	0.25%	40.4%	12/31/2019	2.45	0	0	0.00%	40.7%
12/31/2018	1.68	0	0	0.50%	-2.1%	12/31/2018	1.71	0	0	0.25%	-1.9%	12/31/2018	1.74	0	0	0.00%	-1.6%
12/31/2017	1.71	0	0	0.50%	25.4%	12/31/2017	1.74	0	0	0.25%	25.7%	12/31/2017	1.77	0	0	0.00%	26.0%
12/31/2016	1.37	0	0	0.50%	8.1%	12/31/2016	1.38	0	0	0.25%	8.3%	12/31/2016	1.40	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Allocation Fund R2 Class - 06-076
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$629,960	$574,652	26,760
Receivables: investments sold	-
Payables: investments purchased	(561)
Net assets	$629,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$629,399	405,560	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$629,399	405,560

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,435
Mortality & expense charges	(6,064)
Net investment income (loss)	(1,629)

Gain (loss) on investments:
Net realized gain (loss)	16,959
Realized gain distributions	16,440
Net change in unrealized appreciation (depreciation)	46,445
Net gain (loss)	79,844

Increase (decrease) in net assets from operations	$78,215

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,629)	$252
Net realized gain (loss)	16,959	31
Realized gain distributions	16,440	4,336
Net change in unrealized appreciation (depreciation)	46,445	19,990

Increase (decrease) in net assets from operations	78,215	24,609

Contract owner transactions:
Proceeds from units sold	762,730	16,760
Cost of units redeemed	(348,062)	(7)
Account charges	(194)	-
Increase (decrease)	414,474	16,753
Net increase (decrease)	492,689	41,362
Net assets, beginning	136,710	95,348
Net assets, ending	$629,399	$136,710

Units sold	558,059	13,192
Units redeemed	(251,838)	(6)
Net increase (decrease)	306,221	13,186
Units outstanding, beginning	99,339	86,153
Units outstanding, ending	405,560	99,339

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,179,324
Cost of units redeemed/account charges	(666,010)
Net investment income (loss)	(293)
Net realized gain (loss)	26,985
Realized gain distributions	34,085
Net change in unrealized appreciation (depreciation)	55,308
Net assets	$629,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	406	$629	1.25%	12.8%	12/31/2020	$1.58	0	$0	1.00%	13.1%	12/31/2020	$1.60	0	$0	0.75%	13.3%
12/31/2019	1.38	99	137	1.25%	24.3%	12/31/2019	1.40	0	0	1.00%	24.7%	12/31/2019	1.41	0	0	0.75%	25.0%
12/31/2018	1.11	86	95	1.25%	-7.3%	12/31/2018	1.12	0	0	1.00%	-7.0%	12/31/2018	1.13	0	0	0.75%	-6.8%
12/31/2017	1.19	275	328	1.25%	17.1%	12/31/2017	1.20	0	0	1.00%	17.4%	12/31/2017	1.21	0	0	0.75%	17.7%
12/31/2016	1.02	0	0	1.25%	5.9%	12/31/2016	1.03	0	0	1.00%	6.2%	12/31/2016	1.03	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	13.6%	12/31/2020	$1.66	0	$0	0.25%	13.9%	12/31/2020	$1.68	0	$0	0.00%	14.2%
12/31/2019	1.43	0	0	0.50%	25.3%	12/31/2019	1.45	0	0	0.25%	25.6%	12/31/2019	1.47	0	0	0.00%	25.9%
12/31/2018	1.14	0	0	0.50%	-6.6%	12/31/2018	1.16	0	0	0.25%	-6.3%	12/31/2018	1.17	0	0	0.00%	-6.1%
12/31/2017	1.23	0	0	0.50%	18.0%	12/31/2017	1.24	0	0	0.25%	18.3%	12/31/2017	1.25	0	0	0.00%	18.6%
12/31/2016	1.04	0	0	0.50%	6.7%	12/31/2016	1.04	0	0	0.25%	7.0%	12/31/2016	1.05	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.5%
2018	0.8%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS New Discovery Fund R2 Class - 06-298
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,988	$79,375	3,040
Receivables: investments sold	311
Payables: investments purchased	-
Net assets	$99,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,299	32,339	$3.07
Band 100	-	-	3.14
Band 75	-	-	3.22
Band 50	-	-	3.30
Band 25	-	-	3.38
Band 0	-	-	3.46
Total	$99,299	32,339

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(863)
Net investment income (loss)	(863)

Gain (loss) on investments:
Net realized gain (loss)	1,837
Realized gain distributions	10,444
Net change in unrealized appreciation (depreciation)	17,510
Net gain (loss)	29,791

Increase (decrease) in net assets from operations	$28,928

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(863)	$(614)
Net realized gain (loss)	1,837	(3)
Realized gain distributions	10,444	4,935
Net change in unrealized appreciation (depreciation)	17,510	10,105

Increase (decrease) in net assets from operations	28,928	14,423

Contract owner transactions:
Proceeds from units sold	22,979	12,382
Cost of units redeemed	(14,021)	-
Account charges	(34)	(25)
Increase (decrease)	8,924	12,357
Net increase (decrease)	37,852	26,780
Net assets, beginning	61,447	34,667
Net assets, ending	$99,299	$61,447

Units sold	9,766	6,269
Units redeemed	(5,943)	(67)
Net increase (decrease)	3,823	6,202
Units outstanding, beginning	28,516	22,314
Units outstanding, ending	32,339	28,516

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,643,729
Cost of units redeemed/account charges	(1,631,420)
Net investment income (loss)	(21,992)
Net realized gain (loss)	(36,972)
Realized gain distributions	126,341
Net change in unrealized appreciation (depreciation)	19,613
Net assets	$99,299

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.07	32	$99	1.25%	42.5%	12/31/2020	$3.14	0	$0	1.00%	42.9%	12/31/2020	$3.22	0	$0	0.75%	43.2%
12/31/2019	2.15	29	61	1.25%	38.7%	12/31/2019	2.20	0	0	1.00%	39.0%	12/31/2019	2.25	0	0	0.75%	39.4%
12/31/2018	1.55	22	35	1.25%	-3.1%	12/31/2018	1.58	0	0	1.00%	-2.9%	12/31/2018	1.61	0	0	0.75%	-2.7%
12/31/2017	1.60	13	20	1.25%	24.2%	12/31/2017	1.63	0	0	1.00%	24.5%	12/31/2017	1.66	0	0	0.75%	24.8%
12/31/2016	1.29	50	65	1.25%	7.0%	12/31/2016	1.31	0	0	1.00%	7.2%	12/31/2016	1.33	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	0	$0	0.50%	43.6%	12/31/2020	$3.38	0	$0	0.25%	43.9%	12/31/2020	$3.46	0	$0	0.00%	44.3%
12/31/2019	2.30	0	0	0.50%	39.7%	12/31/2019	2.35	0	0	0.25%	40.1%	12/31/2019	2.40	0	0	0.00%	40.4%
12/31/2018	1.64	0	0	0.50%	-2.4%	12/31/2018	1.68	0	0	0.25%	-2.2%	12/31/2018	1.71	0	0	0.00%	-1.9%
12/31/2017	1.68	0	0	0.50%	25.1%	12/31/2017	1.71	0	0	0.25%	25.4%	12/31/2017	1.74	0	0	0.00%	25.7%
12/31/2016	1.35	0	0	0.50%	7.8%	12/31/2016	1.36	0	0	0.25%	8.0%	12/31/2016	1.38	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Allocation Fund R3 Class - 06-060
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$260,329	$234,215	10,902
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$260,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$260,358	165,005	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$260,358	165,005

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,739
Mortality & expense charges	(4,005)
Net investment income (loss)	(1,266)

Gain (loss) on investments:
Net realized gain (loss)	5,742
Realized gain distributions	7,631
Net change in unrealized appreciation (depreciation)	1,704
Net gain (loss)	15,077

Increase (decrease) in net assets from operations	$13,811

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,266)	$1,069
Net realized gain (loss)	5,742	1,819
Realized gain distributions	7,631	13,380
Net change in unrealized appreciation (depreciation)	1,704	79,185

Increase (decrease) in net assets from operations	13,811	95,453

Contract owner transactions:
Proceeds from units sold	254,240	59,545
Cost of units redeemed	(436,983)	(135,089)
Account charges	(1,708)	(1,275)
Increase (decrease)	(184,451)	(76,819)
Net increase (decrease)	(170,640)	18,634
Net assets, beginning	430,998	412,364
Net assets, ending	$260,358	$430,998

Units sold	186,271	46,193
Units redeemed	(330,094)	(105,618)
Net increase (decrease)	(143,823)	(59,425)
Units outstanding, beginning	308,828	368,253
Units outstanding, ending	165,005	308,828

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$774,453
Cost of units redeemed/account charges	(603,172)
Net investment income (loss)	6,616
Net realized gain (loss)	9,746
Realized gain distributions	46,601
Net change in unrealized appreciation (depreciation)	26,114
Net assets	$260,358

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	165	$260	1.25%	13.1%	12/31/2020	$1.60	0	$0	1.00%	13.3%	12/31/2020	$1.63	0	$0	0.75%	13.6%
12/31/2019	1.40	309	431	1.25%	24.6%	12/31/2019	1.41	0	0	1.00%	24.9%	12/31/2019	1.43	0	0	0.75%	25.3%
12/31/2018	1.12	368	412	1.25%	-7.0%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.15	0	0	0.75%	-6.6%
12/31/2017	1.20	113	136	1.25%	17.5%	12/31/2017	1.21	0	0	1.00%	17.8%	12/31/2017	1.23	0	0	0.75%	18.1%
12/31/2016	1.03	102	105	1.25%	6.2%	12/31/2016	1.03	0	0	1.00%	6.4%	12/31/2016	1.04	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	13.9%	12/31/2020	$1.68	0	$0	0.25%	14.2%	12/31/2020	$1.71	0	$0	0.00%	14.5%
12/31/2019	1.45	0	0	0.50%	25.6%	12/31/2019	1.47	0	0	0.25%	25.9%	12/31/2019	1.50	0	0	0.00%	26.2%
12/31/2018	1.16	0	0	0.50%	-6.3%	12/31/2018	1.17	0	0	0.25%	-6.1%	12/31/2018	1.18	0	0	0.00%	-5.8%
12/31/2017	1.24	0	0	0.50%	18.4%	12/31/2017	1.25	0	0	0.25%	18.7%	12/31/2017	1.26	0	0	0.00%	18.9%
12/31/2016	1.04	0	0	0.50%	7.0%	12/31/2016	1.05	0	0	0.25%	7.2%	12/31/2016	1.06	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.5%
2018	3.0%
2017	2.1%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R3 Class - 06-388
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,382	$71,395	3,652
Receivables: investments sold	634
Payables: investments purchased	-
Net assets	$83,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,016	33,251	$2.50
Band 100	-	-	2.56
Band 75	-	-	2.63
Band 50	-	-	2.70
Band 25	-	-	2.78
Band 0	-	-	2.85
Total	$83,016	33,251

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,811
Mortality & expense charges	(1,211)
Net investment income (loss)	600

Gain (loss) on investments:
Net realized gain (loss)	(5,144)
Realized gain distributions	3,198
Net change in unrealized appreciation (depreciation)	(3,961)
Net gain (loss)	(5,907)

Increase (decrease) in net assets from operations	$(5,307)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$600	$2,044
Net realized gain (loss)	(5,144)	1,348
Realized gain distributions	3,198	7,753
Net change in unrealized appreciation (depreciation)	(3,961)	14,803

Increase (decrease) in net assets from operations	(5,307)	25,948

Contract owner transactions:
Proceeds from units sold	28,547	103,776
Cost of units redeemed	(125,609)	(10,914)
Account charges	(17)	(17)
Increase (decrease)	(97,079)	92,845
Net increase (decrease)	(102,386)	118,793
Net assets, beginning	185,402	66,609
Net assets, ending	$83,016	$185,402

Units sold	15,387	48,292
Units redeemed	(59,886)	(4,989)
Net increase (decrease)	(44,499)	43,303
Units outstanding, beginning	77,750	34,447
Units outstanding, ending	33,251	77,750

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$628,538
Cost of units redeemed/account charges	(626,725)
Net investment income (loss)	18,252
Net realized gain (loss)	17,316
Realized gain distributions	34,648
Net change in unrealized appreciation (depreciation)	10,987
Net assets	$83,016

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.50	33	$83	1.25%	4.7%	12/31/2020	$2.56	0	$0	1.00%	5.0%	12/31/2020	$2.63	0	$0	0.75%	5.2%
12/31/2019	2.38	78	185	1.25%	23.3%	12/31/2019	2.44	0	0	1.00%	23.6%	12/31/2019	2.50	0	0	0.75%	23.9%
12/31/2018	1.93	34	67	1.25%	-0.4%	12/31/2018	1.98	0	0	1.00%	-0.2%	12/31/2018	2.02	0	0	0.75%	0.1%
12/31/2017	1.94	46	89	1.25%	13.3%	12/31/2017	1.98	0	0	1.00%	13.6%	12/31/2017	2.02	0	0	0.75%	13.8%
12/31/2016	1.71	203	349	1.25%	10.0%	12/31/2016	1.74	0	0	1.00%	10.3%	12/31/2016	1.77	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.70	0	$0	0.50%	5.5%	12/31/2020	$2.78	0	$0	0.25%	5.8%	12/31/2020	$2.85	0	$0	0.00%	6.0%
12/31/2019	2.56	0	0	0.50%	24.2%	12/31/2019	2.62	0	0	0.25%	24.6%	12/31/2019	2.69	0	0	0.00%	24.9%
12/31/2018	2.06	0	0	0.50%	0.3%	12/31/2018	2.11	0	0	0.25%	0.6%	12/31/2018	2.15	0	0	0.00%	0.8%
12/31/2017	2.06	0	0	0.50%	14.1%	12/31/2017	2.09	0	0	0.25%	14.4%	12/31/2017	2.13	0	0	0.00%	14.7%
12/31/2016	1.80	0	0	0.50%	10.9%	12/31/2016	1.83	0	0	0.25%	11.1%	12/31/2016	1.86	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	3.1%
2018	2.7%
2017	2.9%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund R2 Class - 06-379
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,061	$211,661	7,200
Receivables: investments sold	435
Payables: investments purchased	-
Net assets	$256,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,496	115,571	$2.22
Band 100	-	-	2.28
Band 75	-	-	2.35
Band 50	-	-	2.41
Band 25	-	-	2.48
Band 0	-	-	2.55
Total	$256,496	115,571

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,700)
Net investment income (loss)	(2,700)

Gain (loss) on investments:
Net realized gain (loss)	932
Realized gain distributions	9,368
Net change in unrealized appreciation (depreciation)	12,403
Net gain (loss)	22,703

Increase (decrease) in net assets from operations	$20,003

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,700)	$(881)
Net realized gain (loss)	932	1,969
Realized gain distributions	9,368	3,361
Net change in unrealized appreciation (depreciation)	12,403	33,099

Increase (decrease) in net assets from operations	20,003	37,548

Contract owner transactions:
Proceeds from units sold	23,225	26,768
Cost of units redeemed	(10,756)	(22,027)
Account charges	(28)	(28)
Increase (decrease)	12,441	4,713
Net increase (decrease)	32,444	42,261
Net assets, beginning	224,052	181,791
Net assets, ending	$256,496	$224,052

Units sold	12,167	14,218
Units redeemed	(5,699)	(11,943)
Net increase (decrease)	6,468	2,275
Units outstanding, beginning	109,103	106,828
Units outstanding, ending	115,571	109,103

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,036,660
Cost of units redeemed/account charges	(958,723)
Net investment income (loss)	(13,531)
Net realized gain (loss)	115,957
Realized gain distributions	31,733
Net change in unrealized appreciation (depreciation)	44,400
Net assets	$256,496

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.22	116	$256	1.25%	8.1%	12/31/2020	$2.28	0	$0	1.00%	8.3%	12/31/2020	$2.35	0	$0	0.75%	8.6%
12/31/2019	2.05	109	224	1.25%	20.7%	12/31/2019	2.11	0	0	1.00%	21.0%	12/31/2019	2.16	0	0	0.75%	21.3%
12/31/2018	1.70	107	182	1.25%	-12.0%	12/31/2018	1.74	0	0	1.00%	-11.8%	12/31/2018	1.78	0	0	0.75%	-11.5%
12/31/2017	1.93	129	249	1.25%	29.8%	12/31/2017	1.97	0	0	1.00%	30.1%	12/31/2017	2.01	0	0	0.75%	30.4%
12/31/2016	1.49	285	424	1.25%	-1.2%	12/31/2016	1.52	0	0	1.00%	-1.0%	12/31/2016	1.54	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	0.50%	8.9%	12/31/2020	$2.48	0	$0	0.25%	9.2%	12/31/2020	$2.55	0	$0	0.00%	9.4%
12/31/2019	2.21	0	0	0.50%	21.6%	12/31/2019	2.27	0	0	0.25%	21.9%	12/31/2019	2.33	0	0	0.00%	22.2%
12/31/2018	1.82	0	0	0.50%	-11.3%	12/31/2018	1.86	0	0	0.25%	-11.1%	12/31/2018	1.91	0	0	0.00%	-10.9%
12/31/2017	2.05	0	0	0.50%	30.7%	12/31/2017	2.09	0	0	0.25%	31.1%	12/31/2017	2.14	0	0	0.00%	31.4%
12/31/2016	1.57	0	0	0.50%	-0.5%	12/31/2016	1.60	0	0	0.25%	-0.3%	12/31/2016	1.63	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.9%
2018	0.2%
2017	0.4%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R2 Class - 06-389
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,626	$74,732	3,812
Receivables: investments sold	4,810
Payables: investments purchased	-
Net assets	$86,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,594	33,994	$2.43
Band 100	3,842	1,540	2.49
Band 75	-	-	2.56
Band 50	-	-	2.63
Band 25	-	-	2.70
Band 0	-	-	2.77
Total	$86,436	35,534

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,356
Mortality & expense charges	(1,061)
Net investment income (loss)	295

Gain (loss) on investments:
Net realized gain (loss)	2,610
Realized gain distributions	3,176
Net change in unrealized appreciation (depreciation)	(7,012)
Net gain (loss)	(1,226)

Increase (decrease) in net assets from operations	$(931)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$295	$1,401
Net realized gain (loss)	2,610	3,409
Realized gain distributions	3,176	5,899
Net change in unrealized appreciation (depreciation)	(7,012)	17,282

Increase (decrease) in net assets from operations	(931)	27,991

Contract owner transactions:
Proceeds from units sold	8,839	23,825
Cost of units redeemed	(61,725)	(41,218)
Account charges	(35)	(49)
Increase (decrease)	(52,921)	(17,442)
Net increase (decrease)	(53,852)	10,549
Net assets, beginning	140,288	129,739
Net assets, ending	$86,436	$140,288

Units sold	3,851	11,157
Units redeemed	(28,560)	(19,464)
Net increase (decrease)	(24,709)	(8,307)
Units outstanding, beginning	60,243	68,550
Units outstanding, ending	35,534	60,243

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,107,673
Cost of units redeemed/account charges	(2,199,424)
Net investment income (loss)	46,015
Net realized gain (loss)	(6,439)
Realized gain distributions	131,717
Net change in unrealized appreciation (depreciation)	6,894
Net assets	$86,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.43	34	$83	1.25%	4.4%	12/31/2020	$2.49	2	$4	1.00%	4.7%	12/31/2020	$2.56	0	$0	0.75%	4.9%
12/31/2019	2.33	59	137	1.25%	23.1%	12/31/2019	2.38	2	4	1.00%	23.4%	12/31/2019	2.44	0	0	0.75%	23.7%
12/31/2018	1.89	66	125	1.25%	-0.7%	12/31/2018	1.93	2	5	1.00%	-0.5%	12/31/2018	1.97	0	0	0.75%	-0.2%
12/31/2017	1.90	95	180	1.25%	13.0%	12/31/2017	1.94	33	65	1.00%	13.3%	12/31/2017	1.98	0	0	0.75%	13.6%
12/31/2016	1.69	296	499	1.25%	9.8%	12/31/2016	1.71	35	60	1.00%	10.1%	12/31/2016	1.74	0	0	0.75%	10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.63	0	$0	0.50%	5.2%	12/31/2020	$2.70	0	$0	0.25%	5.5%	12/31/2020	$2.77	0	$0	0.00%	5.7%
12/31/2019	2.50	0	0	0.50%	24.0%	12/31/2019	2.56	0	0	0.25%	24.3%	12/31/2019	2.62	0	0	0.00%	24.6%
12/31/2018	2.02	0	0	0.50%	0.0%	12/31/2018	2.06	0	0	0.25%	0.3%	12/31/2018	2.11	0	0	0.00%	0.5%
12/31/2017	2.02	0	0	0.50%	13.9%	12/31/2017	2.05	0	0	0.25%	14.2%	12/31/2017	2.09	0	0	0.00%	14.4%
12/31/2016	1.77	0	0	0.50%	10.6%	12/31/2016	1.80	0	0	0.25%	10.9%	12/31/2016	1.83	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.3%
2018	2.6%
2017	2.1%
2016	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund A Class - 06-360
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,062,000	$1,614,205	56,585
Receivables: investments sold	15,815
Payables: investments purchased	-
Net assets	$2,077,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,077,815	474,353	$4.38
Band 100	-	-	4.57
Band 75	-	-	4.77
Band 50	-	-	4.99
Band 25	-	-	5.20
Band 0	-	-	5.53
Total	$2,077,815	474,353

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,818
Mortality & expense charges	(22,332)
Net investment income (loss)	(20,514)

Gain (loss) on investments:
Net realized gain (loss)	25,841
Realized gain distributions	73,747
Net change in unrealized appreciation (depreciation)	56,070
Net gain (loss)	155,658

Increase (decrease) in net assets from operations	$135,144

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,514)	$(6,556)
Net realized gain (loss)	25,841	153,547
Realized gain distributions	73,747	28,994
Net change in unrealized appreciation (depreciation)	56,070	219,388

Increase (decrease) in net assets from operations	135,144	395,373

Contract owner transactions:
Proceeds from units sold	330,151	298,135
Cost of units redeemed	(336,628)	(886,545)
Account charges	(2,859)	(3,254)
Increase (decrease)	(9,336)	(591,664)
Net increase (decrease)	125,808	(196,291)
Net assets, beginning	1,952,007	2,148,298
Net assets, ending	$2,077,815	$1,952,007

Units sold	89,635	83,405
Units redeemed	(98,092)	(243,511)
Net increase (decrease)	(8,457)	(160,106)
Units outstanding, beginning	482,810	642,916
Units outstanding, ending	474,353	482,810

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,848,208
Cost of units redeemed/account charges	(24,822,135)
Net investment income (loss)	(180,662)
Net realized gain (loss)	2,907,314
Realized gain distributions	1,877,295
Net change in unrealized appreciation (depreciation)	447,795
Net assets	$2,077,815

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.38	474	$2,078	1.25%	8.3%	12/31/2020	$4.57	0	$0	1.00%	8.6%	12/31/2020	$4.77	0	$0	0.75%	8.9%
12/31/2019	4.04	483	1,952	1.25%	21.0%	12/31/2019	4.21	0	0	1.00%	21.3%	12/31/2019	4.39	0	0	0.75%	21.6%
12/31/2018	3.34	643	2,148	1.25%	-11.8%	12/31/2018	3.47	0	0	1.00%	-11.6%	12/31/2018	3.61	0	0	0.75%	-11.3%
12/31/2017	3.79	900	3,409	1.25%	30.1%	12/31/2017	3.92	0	0	1.00%	30.4%	12/31/2017	4.07	0	0	0.75%	30.8%
12/31/2016	2.91	1,145	3,333	1.25%	-1.0%	12/31/2016	3.01	0	0	1.00%	-0.8%	12/31/2016	3.11	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.99	0	$0	0.50%	9.2%	12/31/2020	$5.20	0	$0	0.25%	9.4%	12/31/2020	$5.53	0	$0	0.00%	9.7%
12/31/2019	4.57	0	0	0.50%	21.9%	12/31/2019	4.76	0	0	0.25%	22.2%	12/31/2019	5.04	0	0	0.00%	22.5%
12/31/2018	3.75	0	0	0.50%	-11.1%	12/31/2018	3.89	0	0	0.25%	-10.9%	12/31/2018	4.11	0	0	0.00%	-10.7%
12/31/2017	4.21	0	0	0.50%	31.1%	12/31/2017	4.37	0	0	0.25%	31.4%	12/31/2017	4.60	0	0	0.00%	31.8%
12/31/2016	3.21	0	0	0.50%	-0.3%	12/31/2016	3.32	0	0	0.25%	0.0%	12/31/2016	3.49	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.9%
2018	0.5%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Value Fund A Class - 06-375
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,957,947	$6,733,944	177,655
Receivables: investments sold	9,917
Payables: investments purchased	-
Net assets	$7,967,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,967,864	2,383,931	$3.34
Band 100	-	-	3.49
Band 75	-	-	3.64
Band 50	-	-	3.80
Band 25	-	-	3.97
Band 0	-	-	4.22
Total	$7,967,864	2,383,931

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$123,002
Mortality & expense charges	(106,684)
Net investment income (loss)	16,318

Gain (loss) on investments:
Net realized gain (loss)	907,678
Realized gain distributions	81,664
Net change in unrealized appreciation (depreciation)	(891,931)
Net gain (loss)	97,411

Increase (decrease) in net assets from operations	$113,729

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,318	$94,893
Net realized gain (loss)	907,678	757,794
Realized gain distributions	81,664	163,211
Net change in unrealized appreciation (depreciation)	(891,931)	2,750,409

Increase (decrease) in net assets from operations	113,729	3,766,307

Contract owner transactions:
Proceeds from units sold	2,241,570	2,149,559
Cost of units redeemed	(7,329,002)	(8,256,669)
Account charges	(10,673)	(33,350)
Increase (decrease)	(5,098,105)	(6,140,460)
Net increase (decrease)	(4,984,376)	(2,374,153)
Net assets, beginning	12,952,240	15,326,393
Net assets, ending	$7,967,864	$12,952,240

Units sold	814,333	734,192
Units redeemed	(2,397,523)	(2,781,624)
Net increase (decrease)	(1,583,190)	(2,047,432)
Units outstanding, beginning	3,967,121	6,014,553
Units outstanding, ending	2,383,931	3,967,121

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$66,391,892
Cost of units redeemed/account charges	(73,574,681)
Net investment income (loss)	1,079,138
Net realized gain (loss)	9,323,992
Realized gain distributions	3,523,520
Net change in unrealized appreciation (depreciation)	1,224,003
Net assets	$7,967,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.34	2,384	$7,968	1.25%	2.4%	12/31/2020	$3.49	0	$0	1.00%	2.6%	12/31/2020	$3.64	0	$0	0.75%	2.9%
12/31/2019	3.26	3,967	12,952	1.25%	28.1%	12/31/2019	3.40	0	0	1.00%	28.4%	12/31/2019	3.54	0	0	0.75%	28.8%
12/31/2018	2.55	6,015	15,326	1.25%	-11.2%	12/31/2018	2.65	0	0	1.00%	-11.0%	12/31/2018	2.75	0	0	0.75%	-10.7%
12/31/2017	2.87	7,444	21,362	1.25%	16.0%	12/31/2017	2.97	0	0	1.00%	16.3%	12/31/2017	3.08	0	0	0.75%	16.6%
12/31/2016	2.47	12,553	31,054	1.25%	12.4%	12/31/2016	2.56	0	0	1.00%	12.7%	12/31/2016	2.64	0	0	0.75%	13.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.80	0	$0	0.50%	3.1%	12/31/2020	$3.97	0	$0	0.25%	3.4%	12/31/2020	$4.22	0	$0	0.00%	3.7%
12/31/2019	3.69	0	0	0.50%	29.1%	12/31/2019	3.84	0	0	0.25%	29.4%	12/31/2019	4.07	0	0	0.00%	29.7%
12/31/2018	2.86	0	0	0.50%	-10.5%	12/31/2018	2.97	0	0	0.25%	-10.3%	12/31/2018	3.14	0	0	0.00%	-10.1%
12/31/2017	3.19	0	0	0.50%	16.9%	12/31/2017	3.31	0	0	0.25%	17.2%	12/31/2017	3.49	0	0	0.00%	17.4%
12/31/2016	2.73	0	0	0.50%	13.3%	12/31/2016	2.82	0	0	0.25%	13.6%	12/31/2016	2.97	1,871	5,553	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.1%
2018	1.9%
2017	1.1%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R3 Class - 06-773
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,368,545	$1,091,104	26,715
Receivables: investments sold	1,699
Payables: investments purchased	-
Net assets	$1,370,244

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,370,244	577,207	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.47
Band 50	-	-	2.52
Band 25	-	-	2.57
Band 0	-	-	2.63
Total	$1,370,244	577,207

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,440
Mortality & expense charges	(16,524)
Net investment income (loss)	(11,084)

Gain (loss) on investments:
Net realized gain (loss)	56,644
Realized gain distributions	64,527
Net change in unrealized appreciation (depreciation)	101,442
Net gain (loss)	222,613

Increase (decrease) in net assets from operations	$211,529

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,084)	$(26,940)
Net realized gain (loss)	56,644	307,725
Realized gain distributions	64,527	44,024
Net change in unrealized appreciation (depreciation)	101,442	288,778

Increase (decrease) in net assets from operations	211,529	613,587

Contract owner transactions:
Proceeds from units sold	188,315	620,348
Cost of units redeemed	(511,753)	(3,413,320)
Account charges	(672)	(4,784)
Increase (decrease)	(324,110)	(2,797,756)
Net increase (decrease)	(112,581)	(2,184,169)
Net assets, beginning	1,482,825	3,666,994
Net assets, ending	$1,370,244	$1,482,825

Units sold	96,505	340,263
Units redeemed	(260,480)	(1,871,916)
Net increase (decrease)	(163,975)	(1,531,653)
Units outstanding, beginning	741,182	2,272,835
Units outstanding, ending	577,207	741,182

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,708,587
Cost of units redeemed/account charges	(33,807,994)
Net investment income (loss)	184,108
Net realized gain (loss)	3,288,744
Realized gain distributions	719,358
Net change in unrealized appreciation (depreciation)	277,441
Net assets	$1,370,244

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	577	$1,370	1.25%	18.7%	12/31/2020	$2.42	0	$0	1.00%	19.0%	12/31/2020	$2.47	0	$0	0.75%	19.3%
12/31/2019	2.00	741	1,483	1.25%	24.0%	12/31/2019	2.04	0	0	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	2,273	3,667	1.25%	-10.4%	12/31/2018	1.64	0	0	1.00%	-10.1%	12/31/2018	1.66	0	0	0.75%	-9.9%
12/31/2017	1.80	9,425	16,962	1.25%	25.2%	12/31/2017	1.82	0	0	1.00%	25.5%	12/31/2017	1.85	0	0	0.75%	25.9%
12/31/2016	1.44	9,667	13,893	1.25%	2.7%	12/31/2016	1.45	0	0	1.00%	2.9%	12/31/2016	1.47	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.52	0	$0	0.50%	19.6%	12/31/2020	$2.57	0	$0	0.25%	19.9%	12/31/2020	$2.63	0	$0	0.00%	20.2%
12/31/2019	2.11	0	0	0.50%	24.9%	12/31/2019	2.15	0	0	0.25%	25.2%	12/31/2019	2.19	0	0	0.00%	25.6%
12/31/2018	1.69	0	0	0.50%	-9.7%	12/31/2018	1.72	0	0	0.25%	-9.4%	12/31/2018	1.74	0	0	0.00%	-9.2%
12/31/2017	1.87	0	0	0.50%	26.2%	12/31/2017	1.89	0	0	0.25%	26.5%	12/31/2017	1.92	0	0	0.00%	26.8%
12/31/2016	1.48	0	0	0.50%	3.4%	12/31/2016	1.50	0	0	0.25%	3.7%	12/31/2016	1.51	0	0	0.00%	4.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.5%
2017	1.6%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R2 Class - 06-CMG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,682	$22,590	369
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$22,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,684	7,956	$2.85
Band 100	-	-	2.88
Band 75	-	-	2.92
Band 50	-	-	2.95
Band 25	-	-	2.99
Band 0	-	-	3.02
Total	$22,684	7,956

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(81)
Net investment income (loss)	(81)

Gain (loss) on investments:
Net realized gain (loss)	1,077
Realized gain distributions	1,225
Net change in unrealized appreciation (depreciation)	(295)
Net gain (loss)	2,007

Increase (decrease) in net assets from operations	$1,926

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(81)	$(74)
Net realized gain (loss)	1,077	529
Realized gain distributions	1,225	154
Net change in unrealized appreciation (depreciation)	(295)	773

Increase (decrease) in net assets from operations	1,926	1,382

Contract owner transactions:
Proceeds from units sold	21,849	2,555
Cost of units redeemed	(4,780)	(3,858)
Account charges	(4)	(15)
Increase (decrease)	17,065	(1,318)
Net increase (decrease)	18,991	64
Net assets, beginning	3,693	3,629
Net assets, ending	$22,684	$3,693

Units sold	8,171	1,443
Units redeemed	(2,078)	(2,028)
Net increase (decrease)	6,093	(585)
Units outstanding, beginning	1,863	2,448
Units outstanding, ending	7,956	1,863

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,142
Cost of units redeemed/account charges	(37,728)
Net investment income (loss)	(577)
Net realized gain (loss)	10,166
Realized gain distributions	2,589
Net change in unrealized appreciation (depreciation)	92
Net assets	$22,684

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.85	8	$23	1.25%	43.9%	12/31/2020	$2.88	0	$0	1.00%	44.2%	12/31/2020	$2.92	0	$0	0.75%	44.6%
12/31/2019	1.98	2	4	1.25%	33.7%	12/31/2019	2.00	0	0	1.00%	34.0%	12/31/2019	2.02	0	0	0.75%	34.4%
12/31/2018	1.48	2	4	1.25%	0.1%	12/31/2018	1.49	0	0	1.00%	0.3%	12/31/2018	1.50	0	0	0.75%	0.6%
12/31/2017	1.48	18	27	1.25%	36.4%	12/31/2017	1.49	0	0	1.00%	36.7%	12/31/2017	1.49	0	0	0.75%	37.0%
12/31/2016	1.09	15	16	1.25%	8.6%	12/31/2016	1.09	0	0	1.00%	8.8%	12/31/2016	1.09	0	0	0.75%	8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	0	$0	0.50%	45.0%	12/31/2020	$2.99	0	$0	0.25%	45.3%	12/31/2020	$3.02	0	$0	0.00%	45.7%
12/31/2019	2.04	0	0	0.50%	34.7%	12/31/2019	2.06	0	0	0.25%	35.1%	12/31/2019	2.07	0	0	0.00%	35.4%
12/31/2018	1.51	0	0	0.50%	0.8%	12/31/2018	1.52	0	0	0.25%	1.1%	12/31/2018	1.53	0	0	0.00%	1.4%
12/31/2017	1.50	0	0	0.50%	37.4%	12/31/2017	1.51	0	0	0.25%	37.7%	12/31/2017	1.51	0	0	0.00%	38.1%
12/31/2016	1.09	0	0	0.50%	9.1%	12/31/2016	1.09	0	0	0.25%	9.3%	12/31/2016	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R3 Class - 06-CMH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,254,453	$2,045,988	49,961
Receivables: investments sold	4,510
Payables: investments purchased	-
Net assets	$3,258,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,258,963	1,129,828	$2.88
Band 100	-	-	2.92
Band 75	-	-	2.95
Band 50	-	-	2.99
Band 25	-	-	3.02
Band 0	-	-	3.06
Total	$3,258,963	1,129,828

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(34,759)
Net investment income (loss)	(34,759)

Gain (loss) on investments:
Net realized gain (loss)	356,047
Realized gain distributions	173,040
Net change in unrealized appreciation (depreciation)	558,188
Net gain (loss)	1,087,275

Increase (decrease) in net assets from operations	$1,052,516

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34,759)	$(37,072)
Net realized gain (loss)	356,047	166,290
Realized gain distributions	173,040	68,295
Net change in unrealized appreciation (depreciation)	558,188	620,084

Increase (decrease) in net assets from operations	1,052,516	817,597

Contract owner transactions:
Proceeds from units sold	751,198	328,482
Cost of units redeemed	(1,325,436)	(743,349)
Account charges	(230)	(326)
Increase (decrease)	(574,468)	(415,193)
Net increase (decrease)	478,048	402,404
Net assets, beginning	2,780,915	2,378,511
Net assets, ending	$3,258,963	$2,780,915

Units sold	306,192	180,133
Units redeemed	(566,924)	(384,081)
Net increase (decrease)	(260,732)	(203,948)
Units outstanding, beginning	1,390,560	1,594,508
Units outstanding, ending	1,129,828	1,390,560

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,722,818
Cost of units redeemed/account charges	(2,582,718)
Net investment income (loss)	(118,171)
Net realized gain (loss)	602,900
Realized gain distributions	425,669
Net change in unrealized appreciation (depreciation)	1,208,465
Net assets	$3,258,963

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.88	1,130	$3,259	1.25%	44.2%	12/31/2020	$2.92	0	$0	1.00%	44.6%	12/31/2020	$2.95	0	$0	0.75%	45.0%
12/31/2019	2.00	1,391	2,781	1.25%	34.1%	12/31/2019	2.02	0	0	1.00%	34.4%	12/31/2019	2.04	0	0	0.75%	34.7%
12/31/2018	1.49	1,595	2,379	1.25%	0.3%	12/31/2018	1.50	0	0	1.00%	0.6%	12/31/2018	1.51	0	0	0.75%	0.8%
12/31/2017	1.49	1,385	2,060	1.25%	36.7%	12/31/2017	1.49	0	0	1.00%	37.1%	12/31/2017	1.50	0	0	0.75%	37.4%
12/31/2016	1.09	32	35	1.25%	8.7%	12/31/2016	1.09	0	0	1.00%	8.9%	12/31/2016	1.09	0	0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.99	0	$0	0.50%	45.3%	12/31/2020	$3.02	0	$0	0.25%	45.7%	12/31/2020	$3.06	0	$0	0.00%	46.0%
12/31/2019	2.06	0	0	0.50%	35.1%	12/31/2019	2.07	0	0	0.25%	35.4%	12/31/2019	2.09	0	0	0.00%	35.8%
12/31/2018	1.52	0	0	0.50%	1.1%	12/31/2018	1.53	0	0	0.25%	1.3%	12/31/2018	1.54	0	0	0.00%	1.6%
12/31/2017	1.51	0	0	0.50%	37.8%	12/31/2017	1.51	0	0	0.25%	38.1%	12/31/2017	1.52	0	0	0.00%	38.4%
12/31/2016	1.09	0	0	0.50%	9.3%	12/31/2016	1.09	0	0	0.25%	9.4%	12/31/2016	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R6 Class - 06-CYM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,182	$38,247	2,643
Receivables: investments sold	-
Payables: investments purchased	(468)
Net assets	$40,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,714	33,134	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$40,714	33,134

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,517
Mortality & expense charges	(430)
Net investment income (loss)	1,087

Gain (loss) on investments:
Net realized gain (loss)	117
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,481
Net gain (loss)	1,598

Increase (decrease) in net assets from operations	$2,685

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,087	$837
Net realized gain (loss)	117	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,481	1,907

Increase (decrease) in net assets from operations	2,685	2,744

Contract owner transactions:
Proceeds from units sold	9,587	9,318
Cost of units redeemed	(3,060)	(393)
Account charges	(5)	(1)
Increase (decrease)	6,522	8,924
Net increase (decrease)	9,207	11,668
Net assets, beginning	31,507	19,839
Net assets, ending	$40,714	$31,507

Units sold	8,347	8,287
Units redeemed	(2,591)	(351)
Net increase (decrease)	5,756	7,936
Units outstanding, beginning	27,378	19,442
Units outstanding, ending	33,134	27,378

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$186,995
Cost of units redeemed/account charges	(151,852)
Net investment income (loss)	3,064
Net realized gain (loss)	(428)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,935
Net assets	$40,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	33	$41	1.25%	6.8%	12/31/2020	$1.24	0	$0	1.00%	7.0%	12/31/2020	$1.25	0	$0	0.75%	7.3%
12/31/2019	1.15	27	32	1.25%	12.8%	12/31/2019	1.16	0	0	1.00%	13.1%	12/31/2019	1.17	0	0	0.75%	13.3%
12/31/2018	1.02	19	20	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	8.3%	12/31/2017	1.09	0	0	1.00%	8.6%	12/31/2017	1.09	0	0	0.75%	8.8%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	7.6%	12/31/2020	$1.28	0	$0	0.25%	7.8%	12/31/2020	$1.29	0	$0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	13.6%	12/31/2019	1.19	0	0	0.25%	13.9%	12/31/2019	1.20	0	0	0.00%	14.2%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	9.1%	12/31/2017	1.10	0	0	0.25%	9.4%	12/31/2017	1.10	0	0	0.00%	9.6%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.2%
2019	4.4%
2018	15.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Fund R6 Class - 06-CYN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,430,339	$12,073,217	95,254
Receivables: investments sold	51,350
Payables: investments purchased	-
Net assets	$15,481,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,481,689	6,727,998	$2.30
Band 100	-	-	2.32
Band 75	-	-	2.35
Band 50	-	-	2.37
Band 25	-	-	2.40
Band 0	-	-	2.42
Total	$15,481,689	6,727,998

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(156,208)
Net investment income (loss)	(156,208)

Gain (loss) on investments:
Net realized gain (loss)	611,980
Realized gain distributions	528,881
Net change in unrealized appreciation (depreciation)	2,320,590
Net gain (loss)	3,461,451

Increase (decrease) in net assets from operations	$3,305,243

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(156,208)	$(61,490)
Net realized gain (loss)	611,980	87,124
Realized gain distributions	528,881	83,036
Net change in unrealized appreciation (depreciation)	2,320,590	1,310,422

Increase (decrease) in net assets from operations	3,305,243	1,419,092

Contract owner transactions:
Proceeds from units sold	10,249,908	1,333,789
Cost of units redeemed	(3,405,337)	(1,161,176)
Account charges	(4,978)	(3,483)
Increase (decrease)	6,839,593	169,130
Net increase (decrease)	10,144,836	1,588,222
Net assets, beginning	5,336,853	3,748,631
Net assets, ending	$15,481,689	$5,336,853

Units sold	5,458,324	864,345
Units redeemed	(1,747,727)	(731,527)
Net increase (decrease)	3,710,597	132,818
Units outstanding, beginning	3,017,401	2,884,583
Units outstanding, ending	6,727,998	3,017,401

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,567,804
Cost of units redeemed/account charges	(6,649,522)
Net investment income (loss)	(236,879)
Net realized gain (loss)	716,884
Realized gain distributions	726,280
Net change in unrealized appreciation (depreciation)	3,357,122
Net assets	$15,481,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.30	6,728	$15,482	1.25%	30.1%	12/31/2020	$2.32	0	$0	1.00%	30.4%	12/31/2020	$2.35	0	$0	0.75%	30.8%
12/31/2019	1.77	3,017	5,337	1.25%	36.1%	12/31/2019	1.78	0	0	1.00%	36.4%	12/31/2019	1.80	0	0	0.75%	36.8%
12/31/2018	1.30	2,885	3,749	1.25%	1.4%	12/31/2018	1.31	0	0	1.00%	1.7%	12/31/2018	1.31	0	0	0.75%	1.9%
12/31/2017	1.28	623	798	1.25%	29.4%	12/31/2017	1.28	0	0	1.00%	29.7%	12/31/2017	1.29	0	0	0.75%	30.0%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	0	$0	0.50%	31.1%	12/31/2020	$2.40	0	$0	0.25%	31.4%	12/31/2020	$2.42	0	$0	0.00%	31.7%
12/31/2019	1.81	0	0	0.50%	37.1%	12/31/2019	1.82	0	0	0.25%	37.5%	12/31/2019	1.84	0	0	0.00%	37.8%
12/31/2018	1.32	0	0	0.50%	2.2%	12/31/2018	1.33	0	0	0.25%	2.4%	12/31/2018	1.33	0	0	0.00%	2.7%
12/31/2017	1.29	0	0	0.50%	30.3%	12/31/2017	1.30	0	0	0.25%	30.7%	12/31/2017	1.30	0	0	0.00%	31.0%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund R6 Class - 06-CYP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,964,493	$2,668,775	78,408
Receivables: investments sold	9,558
Payables: investments purchased	-
Net assets	$2,974,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,974,051	1,935,164	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$2,974,051	1,935,164

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,684
Mortality & expense charges	(33,689)
Net investment income (loss)	(21,005)

Gain (loss) on investments:
Net realized gain (loss)	(11,963)
Realized gain distributions	102,197
Net change in unrealized appreciation (depreciation)	164,779
Net gain (loss)	255,013

Increase (decrease) in net assets from operations	$234,008

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,005)	$12,147
Net realized gain (loss)	(11,963)	(5,288)
Realized gain distributions	102,197	42,305
Net change in unrealized appreciation (depreciation)	164,779	312,833

Increase (decrease) in net assets from operations	234,008	361,997

Contract owner transactions:
Proceeds from units sold	303,006	1,760,075
Cost of units redeemed	(548,566)	(437,778)
Account charges	(898)	(834)
Increase (decrease)	(246,458)	1,321,463
Net increase (decrease)	(12,450)	1,683,460
Net assets, beginning	2,986,501	1,303,041
Net assets, ending	$2,974,051	$2,986,501

Units sold	242,063	1,327,778
Units redeemed	(420,537)	(333,832)
Net increase (decrease)	(178,474)	993,946
Units outstanding, beginning	2,113,638	1,119,692
Units outstanding, ending	1,935,164	2,113,638

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,442,550
Cost of units redeemed/account charges	(1,980,447)
Net investment income (loss)	(8,239)
Net realized gain (loss)	(3,075)
Realized gain distributions	227,544
Net change in unrealized appreciation (depreciation)	295,718
Net assets	$2,974,051

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	1,935	$2,974	1.25%	8.8%	12/31/2020	$1.55	0	$0	1.00%	9.0%	12/31/2020	$1.57	0	$0	0.75%	9.3%
12/31/2019	1.41	2,114	2,987	1.25%	21.4%	12/31/2019	1.42	0	0	1.00%	21.7%	12/31/2019	1.43	0	0	0.75%	22.0%
12/31/2018	1.16	1,120	1,303	1.25%	-11.4%	12/31/2018	1.17	0	0	1.00%	-11.2%	12/31/2018	1.18	0	0	0.75%	-11.0%
12/31/2017	1.31	1,090	1,432	1.25%	30.5%	12/31/2017	1.32	0	0	1.00%	30.8%	12/31/2017	1.32	0	0	0.75%	31.2%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.7%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	9.6%	12/31/2020	$1.60	0	$0	0.25%	9.9%	12/31/2020	$1.62	0	$0	0.00%	10.1%
12/31/2019	1.45	0	0	0.50%	22.3%	12/31/2019	1.46	0	0	0.25%	22.6%	12/31/2019	1.47	0	0	0.00%	22.9%
12/31/2018	1.18	0	0	0.50%	-10.7%	12/31/2018	1.19	0	0	0.25%	-10.5%	12/31/2018	1.19	0	0	0.00%	-10.3%
12/31/2017	1.32	0	0	0.50%	31.5%	12/31/2017	1.33	0	0	0.25%	31.8%	12/31/2017	1.33	0	0	0.00%	32.2%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.8%
2018	1.0%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R6 Class - 06-CYR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,491,888	$2,996,498	67,091
Receivables: investments sold	-
Payables: investments purchased	(13,193)
Net assets	$3,478,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,478,695	2,044,771	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$3,478,695	2,044,771

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$24,482
Mortality & expense charges	(35,653)
Net investment income (loss)	(11,171)

Gain (loss) on investments:
Net realized gain (loss)	34,032
Realized gain distributions	160,558
Net change in unrealized appreciation (depreciation)	348,847
Net gain (loss)	543,437

Increase (decrease) in net assets from operations	$532,266

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,171)	$1,600
Net realized gain (loss)	34,032	766
Realized gain distributions	160,558	77,231
Net change in unrealized appreciation (depreciation)	348,847	366,762

Increase (decrease) in net assets from operations	532,266	446,359

Contract owner transactions:
Proceeds from units sold	747,006	1,087,027
Cost of units redeemed	(491,929)	(366,240)
Account charges	(3,964)	(4,101)
Increase (decrease)	251,113	716,686
Net increase (decrease)	783,379	1,163,045
Net assets, beginning	2,695,316	1,532,271
Net assets, ending	$3,478,695	$2,695,316

Units sold	496,911	831,230
Units redeemed	(338,434)	(279,226)
Net increase (decrease)	158,477	552,004
Units outstanding, beginning	1,886,294	1,334,290
Units outstanding, ending	2,044,771	1,886,294

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,957,412
Cost of units redeemed/account charges	(3,281,356)
Net investment income (loss)	8,175
Net realized gain (loss)	7,996
Realized gain distributions	291,078
Net change in unrealized appreciation (depreciation)	495,390
Net assets	$3,478,695

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	2,045	$3,479	1.25%	19.1%	12/31/2020	$1.72	0	$0	1.00%	19.4%	12/31/2020	$1.74	0	$0	0.75%	19.7%
12/31/2019	1.43	1,886	2,695	1.25%	24.4%	12/31/2019	1.44	0	0	1.00%	24.7%	12/31/2019	1.45	0	0	0.75%	25.1%
12/31/2018	1.15	1,334	1,532	1.25%	-10.0%	12/31/2018	1.15	0	0	1.00%	-9.8%	12/31/2018	1.16	0	0	0.75%	-9.6%
12/31/2017	1.28	889	1,134	1.25%	25.7%	12/31/2017	1.28	0	0	1.00%	26.0%	12/31/2017	1.28	0	0	0.75%	26.3%
12/31/2016	1.02	0	0	1.25%	1.6%	12/31/2016	1.02	0	0	1.00%	1.6%	12/31/2016	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	20.0%	12/31/2020	$1.77	0	$0	0.25%	20.3%	12/31/2020	$1.79	0	$0	0.00%	20.6%
12/31/2019	1.46	0	0	0.50%	25.4%	12/31/2019	1.47	0	0	0.25%	25.7%	12/31/2019	1.48	0	0	0.00%	26.0%
12/31/2018	1.17	0	0	0.50%	-9.3%	12/31/2018	1.17	0	0	0.25%	-9.1%	12/31/2018	1.18	0	0	0.00%	-8.9%
12/31/2017	1.29	0	0	0.50%	26.6%	12/31/2017	1.29	0	0	0.25%	26.9%	12/31/2017	1.29	0	0	0.00%	27.3%
12/31/2016	1.02	0	0	0.50%	1.6%	12/31/2016	1.02	0	0	0.25%	1.6%	12/31/2016	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	2.0%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,390,044	$11,474,147	347,222
Receivables: investments sold	99,543
Payables: investments purchased	-
Net assets	$13,489,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,489,587	6,361,179	$2.12
Band 100	-	-	2.14
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.21
Band 0	-	-	2.23
Total	$13,489,587	6,361,179

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$57,087
Mortality & expense charges	(141,354)
Net investment income (loss)	(84,267)

Gain (loss) on investments:
Net realized gain (loss)	100,805
Realized gain distributions	873,649
Net change in unrealized appreciation (depreciation)	1,461,101
Net gain (loss)	2,435,555

Increase (decrease) in net assets from operations	$2,351,288

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(84,267)	$(20,584)
Net realized gain (loss)	100,805	37,646
Realized gain distributions	873,649	668,154
Net change in unrealized appreciation (depreciation)	1,461,101	803,366

Increase (decrease) in net assets from operations	2,351,288	1,488,582

Contract owner transactions:
Proceeds from units sold	1,716,871	7,876,780
Cost of units redeemed	(1,242,505)	(739,139)
Account charges	(1,354)	(1,067)
Increase (decrease)	473,012	7,136,574
Net increase (decrease)	2,824,300	8,625,156
Net assets, beginning	10,665,287	2,040,131
Net assets, ending	$13,489,587	$10,665,287

Units sold	974,407	4,946,686
Units redeemed	(714,710)	(462,977)
Net increase (decrease)	259,697	4,483,709
Units outstanding, beginning	6,101,482	1,617,773
Units outstanding, ending	6,361,179	6,101,482

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,425,659
Cost of units redeemed/account charges	(3,630,325)
Net investment income (loss)	(99,449)
Net realized gain (loss)	158,078
Realized gain distributions	1,719,727
Net change in unrealized appreciation (depreciation)	1,915,897
Net assets	$13,489,587

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	6,361	$13,490	1.25%	21.3%	12/31/2020	$2.14	0	$0	1.00%	21.6%	12/31/2020	$2.16	0	$0	0.75%	21.9%
12/31/2019	1.75	6,101	10,665	1.25%	38.6%	12/31/2019	1.76	0	0	1.00%	39.0%	12/31/2019	1.77	0	0	0.75%	39.3%
12/31/2018	1.26	1,618	2,040	1.25%	-0.2%	12/31/2018	1.27	0	0	1.00%	0.1%	12/31/2018	1.27	0	0	0.75%	0.3%
12/31/2017	1.26	61	77	1.25%	27.5%	12/31/2017	1.27	0	0	1.00%	27.9%	12/31/2017	1.27	0	0	0.75%	28.2%
12/31/2016	0.99	0	0	1.25%	-1.0%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	0	$0	0.50%	22.2%	12/31/2020	$2.21	0	$0	0.25%	22.5%	12/31/2020	$2.23	0	$0	0.00%	22.8%
12/31/2019	1.79	0	0	0.50%	39.7%	12/31/2019	1.80	0	0	0.25%	40.0%	12/31/2019	1.82	0	0	0.00%	40.4%
12/31/2018	1.28	0	0	0.50%	0.6%	12/31/2018	1.29	0	0	0.25%	0.9%	12/31/2018	1.29	0	0	0.00%	1.1%
12/31/2017	1.27	0	0	0.50%	28.5%	12/31/2017	1.28	0	0	0.25%	28.8%	12/31/2017	1.28	0	0	0.00%	29.1%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	2.5%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R6 Class - 06-CYV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,632,415	$5,829,816	250,577
Receivables: investments sold	-
Payables: investments purchased	(54,758)
Net assets	$6,577,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,577,657	5,094,544	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$6,577,657	5,094,544

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$67,079
Mortality & expense charges	(64,546)
Net investment income (loss)	2,533

Gain (loss) on investments:
Net realized gain (loss)	(63,138)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	335,748
Net gain (loss)	272,610

Increase (decrease) in net assets from operations	$275,143

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,533	$2,440
Net realized gain (loss)	(63,138)	(15,626)
Realized gain distributions	-	58,927
Net change in unrealized appreciation (depreciation)	335,748	1,240,359

Increase (decrease) in net assets from operations	275,143	1,286,100

Contract owner transactions:
Proceeds from units sold	2,277,439	996,934
Cost of units redeemed	(1,477,915)	(1,119,367)
Account charges	(6,850)	(4,397)
Increase (decrease)	792,674	(126,830)
Net increase (decrease)	1,067,817	1,159,270
Net assets, beginning	5,509,840	4,350,570
Net assets, ending	$6,577,657	$5,509,840

Units sold	2,090,010	926,614
Units redeemed	(1,395,292)	(1,024,050)
Net increase (decrease)	694,718	(97,436)
Units outstanding, beginning	4,399,826	4,497,262
Units outstanding, ending	5,094,544	4,399,826

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,487,749
Cost of units redeemed/account charges	(8,076,136)
Net investment income (loss)	15,330
Net realized gain (loss)	(39,549)
Realized gain distributions	387,664
Net change in unrealized appreciation (depreciation)	802,599
Net assets	$6,577,657

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	5,095	$6,578	1.25%	3.1%	12/31/2020	$1.30	0	$0	1.00%	3.4%	12/31/2020	$1.32	0	$0	0.75%	3.6%
12/31/2019	1.25	4,400	5,510	1.25%	29.5%	12/31/2019	1.26	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.97	4,497	4,351	1.25%	-12.4%	12/31/2018	0.97	0	0	1.00%	-12.2%	12/31/2018	0.98	0	0	0.75%	-12.0%
12/31/2017	1.10	3,700	4,087	1.25%	12.4%	12/31/2017	1.11	0	0	1.00%	12.7%	12/31/2017	1.11	0	0	0.75%	13.0%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.7%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	3.9%	12/31/2020	$1.34	0	$0	0.25%	4.1%	12/31/2020	$1.36	0	$0	0.00%	4.4%
12/31/2019	1.28	0	0	0.50%	30.4%	12/31/2019	1.29	0	0	0.25%	30.8%	12/31/2019	1.30	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-11.8%	12/31/2018	0.99	0	0	0.25%	-11.5%	12/31/2018	0.99	0	0	0.00%	-11.3%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.12	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.8%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.3%
2018	1.3%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R6 Class - 06-CYW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,198,841	$3,287,925	55,130
Receivables: investments sold	-
Payables: investments purchased	(265,313)
Net assets	$3,933,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,933,528	1,480,691	$2.66
Band 100	-	-	2.68
Band 75	-	-	2.71
Band 50	-	-	2.74
Band 25	-	-	2.77
Band 0	-	-	2.79
Total	$3,933,528	1,480,691

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(32,039)
Net investment income (loss)	(32,039)

Gain (loss) on investments:
Net realized gain (loss)	156,877
Realized gain distributions	180,209
Net change in unrealized appreciation (depreciation)	681,758
Net gain (loss)	1,018,844

Increase (decrease) in net assets from operations	$986,805

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,039)	$(18,118)
Net realized gain (loss)	156,877	48,095
Realized gain distributions	180,209	32,075
Net change in unrealized appreciation (depreciation)	681,758	300,815

Increase (decrease) in net assets from operations	986,805	362,867

Contract owner transactions:
Proceeds from units sold	2,847,527	941,006
Cost of units redeemed	(1,778,652)	(331,420)
Account charges	(3,511)	(1,477)
Increase (decrease)	1,065,364	608,109
Net increase (decrease)	2,052,169	970,976
Net assets, beginning	1,881,359	910,383
Net assets, ending	$3,933,528	$1,881,359

Units sold	1,519,897	549,111
Units redeemed	(1,064,248)	(191,388)
Net increase (decrease)	455,649	357,723
Units outstanding, beginning	1,025,042	667,319
Units outstanding, ending	1,480,691	1,025,042

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,338,461
Cost of units redeemed/account charges	(2,763,464)
Net investment income (loss)	(60,116)
Net realized gain (loss)	243,074
Realized gain distributions	264,657
Net change in unrealized appreciation (depreciation)	910,916
Net assets	$3,933,528

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	1,481	$3,934	1.25%	44.7%	12/31/2020	$2.68	0	$0	1.00%	45.1%	12/31/2020	$2.71	0	$0	0.75%	45.5%
12/31/2019	1.84	1,025	1,881	1.25%	34.5%	12/31/2019	1.85	0	0	1.00%	34.9%	12/31/2019	1.86	0	0	0.75%	35.2%
12/31/2018	1.36	667	910	1.25%	0.7%	12/31/2018	1.37	0	0	1.00%	0.9%	12/31/2018	1.38	0	0	0.75%	1.2%
12/31/2017	1.36	341	462	1.25%	37.2%	12/31/2017	1.36	0	0	1.00%	37.5%	12/31/2017	1.36	0	0	0.75%	37.9%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.74	0	$0	0.50%	45.8%	12/31/2020	$2.77	0	$0	0.25%	46.2%	12/31/2020	$2.79	0	$0	0.00%	46.6%
12/31/2019	1.88	0	0	0.50%	35.5%	12/31/2019	1.89	0	0	0.25%	35.9%	12/31/2019	1.91	0	0	0.00%	36.2%
12/31/2018	1.39	0	0	0.50%	1.4%	12/31/2018	1.39	0	0	0.25%	1.7%	12/31/2018	1.40	0	0	0.00%	1.9%
12/31/2017	1.37	0	0	0.50%	38.2%	12/31/2017	1.37	0	0	0.25%	38.6%	12/31/2017	1.37	0	0	0.00%	38.9%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Value Fund R6 Class - 06-CYX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,709,310	$13,800,285	351,404
Receivables: investments sold	40,637
Payables: investments purchased	-
Net assets	$15,749,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,709,174	9,334,260	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	3,040,773	2,122,689	1.43
Total	$15,749,947	11,456,949

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$248,929
Mortality & expense charges	(122,900)
Net investment income (loss)	126,029

Gain (loss) on investments:
Net realized gain (loss)	231,129
Realized gain distributions	162,206
Net change in unrealized appreciation (depreciation)	119,530
Net gain (loss)	512,865

Increase (decrease) in net assets from operations	$638,894

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$126,029	$153,055
Net realized gain (loss)	231,129	59,287
Realized gain distributions	162,206	171,294
Net change in unrealized appreciation (depreciation)	119,530	2,615,254

Increase (decrease) in net assets from operations	638,894	2,998,890

Contract owner transactions:
Proceeds from units sold	5,678,187	3,296,973
Cost of units redeemed	(4,513,630)	(2,192,900)
Account charges	(9,122)	(10,493)
Increase (decrease)	1,155,435	1,093,580
Net increase (decrease)	1,794,329	4,092,470
Net assets, beginning	13,955,618	9,863,148
Net assets, ending	$15,749,947	$13,955,618

Units sold	4,667,990	2,750,335
Units redeemed	(3,650,637)	(1,817,348)
Net increase (decrease)	1,017,353	932,987
Units outstanding, beginning	10,439,596	9,506,609
Units outstanding, ending	11,456,949	10,439,596

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,023,243
Cost of units redeemed/account charges	(9,549,963)
Net investment income (loss)	429,642
Net realized gain (loss)	338,410
Realized gain distributions	599,590
Net change in unrealized appreciation (depreciation)	1,909,025
Net assets	$15,749,947

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	9,334	$12,709	1.25%	2.7%	12/31/2020	$1.38	0	$0	1.00%	3.0%	12/31/2020	$1.39	0	$0	0.75%	3.2%
12/31/2019	1.33	8,127	10,771	1.25%	28.6%	12/31/2019	1.34	0	0	1.00%	28.9%	12/31/2019	1.35	0	0	0.75%	29.2%
12/31/2018	1.03	7,162	7,383	1.25%	-10.9%	12/31/2018	1.04	0	0	1.00%	-10.7%	12/31/2018	1.04	0	0	0.75%	-10.5%
12/31/2017	1.16	1,124	1,301	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	3.5%	12/31/2020	$1.42	0	$0	0.25%	3.8%	12/31/2020	$1.43	2,123	$3,041	0.00%	4.0%
12/31/2019	1.36	0	0	0.50%	29.5%	12/31/2019	1.37	0	0	0.25%	29.9%	12/31/2019	1.38	2,313	3,185	0.00%	30.2%
12/31/2018	1.05	0	0	0.50%	-10.2%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.06	2,344	2,480	0.00%	-9.8%
12/31/2017	1.17	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	2,462	2,886	0.00%	17.9%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.3%
2018	1.9%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Growth Fund R6 Class - 06-GNF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,157,635	$12,100,587	531,987
Receivables: investments sold	9,464
Payables: investments purchased	-
Net assets	$16,167,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,167,099	8,759,560	$1.85
Band 100	-	-	1.86
Band 75	-	-	1.87
Band 50	-	-	1.89
Band 25	-	-	1.90
Band 0	-	-	1.92
Total	$16,167,099	8,759,560

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(137,446)
Net investment income (loss)	(137,446)

Gain (loss) on investments:
Net realized gain (loss)	331,987
Realized gain distributions	119,862
Net change in unrealized appreciation (depreciation)	3,380,845
Net gain (loss)	3,832,694

Increase (decrease) in net assets from operations	$3,695,248

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(137,446)	$(51,186)
Net realized gain (loss)	331,987	79,922
Realized gain distributions	119,862	55,550
Net change in unrealized appreciation (depreciation)	3,380,845	840,319

Increase (decrease) in net assets from operations	3,695,248	924,605

Contract owner transactions:
Proceeds from units sold	6,003,073	7,894,849
Cost of units redeemed	(2,924,740)	(833,801)
Account charges	(14,433)	(5,477)
Increase (decrease)	3,063,900	7,055,571
Net increase (decrease)	6,759,148	7,980,176
Net assets, beginning	9,407,951	1,427,775
Net assets, ending	$16,167,099	$9,407,951

Units sold	4,316,460	6,079,310
Units redeemed	(2,393,125)	(656,332)
Net increase (decrease)	1,923,335	5,422,978
Units outstanding, beginning	6,836,225	1,413,247
Units outstanding, ending	8,759,560	6,836,225

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,648,504
Cost of units redeemed/account charges	(3,990,355)
Net investment income (loss)	(191,975)
Net realized gain (loss)	408,411
Realized gain distributions	235,466
Net change in unrealized appreciation (depreciation)	4,057,048
Net assets	$16,167,099

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	8,760	$16,167	1.25%	34.1%	12/31/2020	$1.86	0	$0	1.00%	34.4%	12/31/2020	$1.87	0	$0	0.75%	34.8%
12/31/2019	1.38	6,836	9,408	1.25%	36.2%	12/31/2019	1.38	0	0	1.00%	36.6%	12/31/2019	1.39	0	0	0.75%	36.9%
12/31/2018	1.01	1,413	1,428	1.25%	-0.1%	12/31/2018	1.01	0	0	1.00%	0.2%	12/31/2018	1.02	0	0	0.75%	0.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	0.50%	35.1%	12/31/2020	$1.90	0	$0	0.25%	35.5%	12/31/2020	$1.92	0	$0	0.00%	35.8%
12/31/2019	1.40	0	0	0.50%	37.2%	12/31/2019	1.40	0	0	0.25%	37.6%	12/31/2019	1.41	0	0	0.00%	37.9%
12/31/2018	1.02	0	0	0.50%	0.7%	12/31/2018	1.02	0	0	0.25%	1.0%	12/31/2018	1.02	0	0	0.00%	1.2%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Diversification Fund R6 Class - 06-3MF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,505,340	$3,935,424	187,373
Receivables: investments sold	-
Payables: investments purchased	(25,238)
Net assets	$4,480,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,480,102	3,318,007	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$4,480,102	3,318,007

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,138
Mortality & expense charges	(19,799)
Net investment income (loss)	14,339

Gain (loss) on investments:
Net realized gain (loss)	7,895
Realized gain distributions	42,078
Net change in unrealized appreciation (depreciation)	542,383
Net gain (loss)	592,356

Increase (decrease) in net assets from operations	$606,695

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,339	$5,062
Net realized gain (loss)	7,895	691
Realized gain distributions	42,078	4,793
Net change in unrealized appreciation (depreciation)	542,383	27,533

Increase (decrease) in net assets from operations	606,695	38,079

Contract owner transactions:
Proceeds from units sold	4,574,271	447,913
Cost of units redeemed	(1,145,953)	(30,692)
Account charges	(8,914)	(1,297)
Increase (decrease)	3,419,404	415,924
Net increase (decrease)	4,026,099	454,003
Net assets, beginning	454,003	-
Net assets, ending	$4,480,102	$454,003

Units sold	4,018,574	411,093
Units redeemed	(1,083,853)	(27,807)
Net increase (decrease)	2,934,721	383,286
Units outstanding, beginning	383,286	-
Units outstanding, ending	3,318,007	383,286

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,022,184
Cost of units redeemed/account charges	(1,186,856)
Net investment income (loss)	19,401
Net realized gain (loss)	8,586
Realized gain distributions	46,871
Net change in unrealized appreciation (depreciation)	569,916
Net assets	$4,480,102

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	3,318	$4,480	1.25%	14.0%	12/31/2020	$1.36	0	$0	1.00%	14.3%	12/31/2020	$1.37	0	$0	0.75%	14.6%
12/31/2019	1.18	383	454	1.25%	24.5%	12/31/2019	1.19	0	0	1.00%	24.8%	12/31/2019	1.19	0	0	0.75%	25.1%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.8%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	14.9%	12/31/2020	$1.38	0	$0	0.25%	15.1%	12/31/2020	$1.39	0	$0	0.00%	15.4%
12/31/2019	1.20	0	0	0.50%	25.5%	12/31/2019	1.20	0	0	0.25%	25.8%	12/31/2019	1.20	0	0	0.00%	26.1%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	3.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Total Return Fund R6 Class - 06-3JR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,729	$40,973	2,036
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$41,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,655	34,938	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$41,655	34,938

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$280
Mortality & expense charges	(143)
Net investment income (loss)	137

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	1,968
Net change in unrealized appreciation (depreciation)	756
Net gain (loss)	2,725

Increase (decrease) in net assets from operations	$2,862

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$137	$-
Net realized gain (loss)	1	-
Realized gain distributions	1,968	-
Net change in unrealized appreciation (depreciation)	756	-

Increase (decrease) in net assets from operations	2,862	-

Contract owner transactions:
Proceeds from units sold	69,733	-
Cost of units redeemed	(30,794)	-
Account charges	(146)	-
Increase (decrease)	38,793	-
Net increase (decrease)	41,655	-
Net assets, beginning	-	-
Net assets, ending	$41,655	$-

Units sold	63,094	-
Units redeemed	(28,156)	-
Net increase (decrease)	34,938	-
Units outstanding, beginning	-	-
Units outstanding, ending	34,938	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$69,733
Cost of units redeemed/account charges	(30,940)
Net investment income (loss)	137
Net realized gain (loss)	1
Realized gain distributions	1,968
Net change in unrealized appreciation (depreciation)	756
Net assets	$41,655

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	35	$42	1.25%	8.7%	12/31/2020	$1.20	0	$0	1.00%	9.0%	12/31/2020	$1.21	0	$0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	19.1%	12/31/2019	1.10	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	9.5%	12/31/2020	$1.22	0	$0	0.25%	9.8%	12/31/2020	$1.23	0	$0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R6 Class - 06-39X (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	5.1%	12/31/2020	$1.32	0	$0	1.00%	5.3%	12/31/2020	$1.33	0	$0	0.75%	5.6%
12/31/2019	1.25	0	0	1.25%	23.7%	12/31/2019	1.25	0	0	1.00%	24.1%	12/31/2019	1.26	0	0	0.75%	24.4%
12/31/2018	1.01	0	0	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	5.9%	12/31/2020	$1.35	0	$0	0.25%	6.1%	12/31/2020	$1.35	0	$0	0.00%	6.4%
12/31/2019	1.26	0	0	0.50%	24.7%	12/31/2019	1.27	0	0	0.25%	25.0%	12/31/2019	1.27	0	0	0.00%	25.3%
12/31/2018	1.01	0	0	0.50%	1.3%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Growth Fund R6 Class - 06-49X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,503	$31,850	811
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$34,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,598	27,786	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$34,598	27,786

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$267
Mortality & expense charges	(83)
Net investment income (loss)	184

Gain (loss) on investments:
Net realized gain (loss)	198
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,653
Net gain (loss)	2,851

Increase (decrease) in net assets from operations	$3,035

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$184	$-
Net realized gain (loss)	198	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,653	-

Increase (decrease) in net assets from operations	3,035	-

Contract owner transactions:
Proceeds from units sold	35,742	-
Cost of units redeemed	(4,165)	-
Account charges	(14)	-
Increase (decrease)	31,563	-
Net increase (decrease)	34,598	-
Net assets, beginning	-	-
Net assets, ending	$34,598	$-

Units sold	31,287	-
Units redeemed	(3,501)	-
Net increase (decrease)	27,786	-
Units outstanding, beginning	-	-
Units outstanding, ending	27,786	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$35,742
Cost of units redeemed/account charges	(4,179)
Net investment income (loss)	184
Net realized gain (loss)	198
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,653
Net assets	$34,598

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	28	$35	1.25%	14.4%	12/31/2020	$1.25	0	$0	1.00%	14.7%	12/31/2020	$1.25	0	$0	0.75%	15.0%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	15.2%	12/31/2020	$1.26	0	$0	0.25%	15.5%	12/31/2020	$1.26	0	$0	0.00%	15.8%
12/31/2019	1.09	0	0	0.50%	9.1%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.09	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Total Return Bond Fund R6 Class - 06-3TH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,615	$14,608	1,258
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$14,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,609	12,560	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$14,609	12,560

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$218
Mortality & expense charges	(97)
Net investment income (loss)	121

Gain (loss) on investments:
Net realized gain (loss)	(170)
Realized gain distributions	49
Net change in unrealized appreciation (depreciation)	7
Net gain (loss)	(114)

Increase (decrease) in net assets from operations	$7

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$121	$-
Net realized gain (loss)	(170)	-
Realized gain distributions	49	-
Net change in unrealized appreciation (depreciation)	7	-

Increase (decrease) in net assets from operations	7	-

Contract owner transactions:
Proceeds from units sold	84,306	-
Cost of units redeemed	(69,676)	-
Account charges	(28)	-
Increase (decrease)	14,602	-
Net increase (decrease)	14,609	-
Net assets, beginning	-	-
Net assets, ending	$14,609	$-

Units sold	73,254	-
Units redeemed	(60,694)	-
Net increase (decrease)	12,560	-
Units outstanding, beginning	-	-
Units outstanding, ending	12,560	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$84,306
Cost of units redeemed/account charges	(69,704)
Net investment income (loss)	121
Net realized gain (loss)	(170)
Realized gain distributions	49
Net change in unrealized appreciation (depreciation)	7
Net assets	$14,609

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	13	$15	1.25%	7.7%	12/31/2020	$1.17	0	$0	1.00%	7.9%	12/31/2020	$1.17	0	$0	0.75%	8.2%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.3%	12/31/2019	1.09	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	8.5%	12/31/2020	$1.19	0	$0	0.25%	8.7%	12/31/2020	$1.19	0	$0	0.00%	9.0%
12/31/2019	1.09	0	0	0.50%	8.8%	12/31/2019	1.09	0	0	0.25%	9.1%	12/31/2019	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Global Real Estate R6 Class - 06-4FM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	0.9%	12/31/2020	$1.02	0	$0	1.00%	1.2%	12/31/2020	$1.02	0	$0	0.75%	1.5%
12/31/2019	1.00	0	0	1.25%	0.5%	12/31/2019	1.01	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	1.7%	12/31/2020	$1.03	0	$0	0.25%	2.0%	12/31/2020	$1.03	0	$0	0.00%	2.2%
12/31/2019	1.01	0	0	0.50%	0.7%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Core Equity Fund R6 Class - 06-3W7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,936	$133,950	3,353
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$146,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,031	108,839	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$146,031	108,839

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$356
Mortality & expense charges	(412)
Net investment income (loss)	(56)

Gain (loss) on investments:
Net realized gain (loss)	4,853
Realized gain distributions	636
Net change in unrealized appreciation (depreciation)	11,986
Net gain (loss)	17,475

Increase (decrease) in net assets from operations	$17,419

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56)	$-
Net realized gain (loss)	4,853	-
Realized gain distributions	636	-
Net change in unrealized appreciation (depreciation)	11,986	-

Increase (decrease) in net assets from operations	17,419	-

Contract owner transactions:
Proceeds from units sold	270,571	-
Cost of units redeemed	(141,957)	-
Account charges	(2)	-
Increase (decrease)	128,612	-
Net increase (decrease)	146,031	-
Net assets, beginning	-	-
Net assets, ending	$146,031	$-

Units sold	226,634	-
Units redeemed	(117,795)	-
Net increase (decrease)	108,839	-
Units outstanding, beginning	-	-
Units outstanding, ending	108,839	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$270,571
Cost of units redeemed/account charges	(141,959)
Net investment income (loss)	(56)
Net realized gain (loss)	4,853
Realized gain distributions	636
Net change in unrealized appreciation (depreciation)	11,986
Net assets	$146,031

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	109	$146	1.25%	17.5%	12/31/2020	$1.35	0	$0	1.00%	17.8%	12/31/2020	$1.35	0	$0	0.75%	18.1%
12/31/2019	1.14	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.4%	12/31/2019	1.15	0	0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	18.4%	12/31/2020	$1.37	0	$0	0.25%	18.7%	12/31/2020	$1.37	0	$0	0.00%	19.0%
12/31/2019	1.15	0	0	0.50%	14.9%	12/31/2019	1.15	0	0	0.25%	15.1%	12/31/2019	1.15	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R2 Class - 06-822
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$730,260	$578,225	15,237
Receivables: investments sold	546
Payables: investments purchased	-
Net assets	$730,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$730,806	314,175	$2.33
Band 100	-	-	2.37
Band 75	-	-	2.42
Band 50	-	-	2.47
Band 25	-	-	2.52
Band 0	-	-	2.57
Total	$730,806	314,175

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,298
Mortality & expense charges	(9,727)
Net investment income (loss)	(8,429)

Gain (loss) on investments:
Net realized gain (loss)	89,643
Realized gain distributions	36,369
Net change in unrealized appreciation (depreciation)	12,518
Net gain (loss)	138,530

Increase (decrease) in net assets from operations	$130,101

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,429)	$(5,047)
Net realized gain (loss)	89,643	18,499
Realized gain distributions	36,369	26,964
Net change in unrealized appreciation (depreciation)	12,518	120,375

Increase (decrease) in net assets from operations	130,101	160,791

Contract owner transactions:
Proceeds from units sold	150,257	169,569
Cost of units redeemed	(395,081)	(127,554)
Account charges	(111)	(30)
Increase (decrease)	(244,935)	41,985
Net increase (decrease)	(114,834)	202,776
Net assets, beginning	845,640	642,864
Net assets, ending	$730,806	$845,640

Units sold	73,096	96,383
Units redeemed	(189,192)	(70,690)
Net increase (decrease)	(116,096)	25,693
Units outstanding, beginning	430,271	404,578
Units outstanding, ending	314,175	430,271

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,360,462
Cost of units redeemed/account charges	(2,083,418)
Net investment income (loss)	(10,762)
Net realized gain (loss)	196,028
Realized gain distributions	116,461
Net change in unrealized appreciation (depreciation)	152,035
Net assets	$730,806

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.33	314	$731	1.25%	18.4%	12/31/2020	$2.37	0	$0	1.00%	18.7%	12/31/2020	$2.42	0	$0	0.75%	18.9%
12/31/2019	1.97	430	846	1.25%	23.7%	12/31/2019	2.00	0	0	1.00%	24.0%	12/31/2019	2.04	0	0	0.75%	24.3%
12/31/2018	1.59	405	643	1.25%	-10.6%	12/31/2018	1.61	0	0	1.00%	-10.4%	12/31/2018	1.64	0	0	0.75%	-10.1%
12/31/2017	1.78	432	768	1.25%	24.9%	12/31/2017	1.80	0	0	1.00%	25.3%	12/31/2017	1.82	0	0	0.75%	25.6%
12/31/2016	1.42	636	905	1.25%	2.4%	12/31/2016	1.44	0	0	1.00%	2.6%	12/31/2016	1.45	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.47	0	$0	0.50%	19.2%	12/31/2020	$2.52	0	$0	0.25%	19.5%	12/31/2020	$2.57	0	$0	0.00%	19.8%
12/31/2019	2.07	0	0	0.50%	24.6%	12/31/2019	2.11	0	0	0.25%	24.9%	12/31/2019	2.15	0	0	0.00%	25.2%
12/31/2018	1.66	0	0	0.50%	-9.9%	12/31/2018	1.69	0	0	0.25%	-9.7%	12/31/2018	1.72	0	0	0.00%	-9.5%
12/31/2017	1.85	0	0	0.50%	25.9%	12/31/2017	1.87	0	0	0.25%	26.2%	12/31/2017	1.89	0	0	0.00%	26.5%
12/31/2016	1.47	0	0	0.50%	3.2%	12/31/2016	1.48	0	0	0.25%	3.4%	12/31/2016	1.50	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.7%
2018	1.0%
2017	1.2%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	29.9%	12/31/2020	$1.36	0	$0	1.00%	30.3%	12/31/2020	$1.37	0	$0	0.75%	30.6%
12/31/2019	1.05	0	0	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	30.9%	12/31/2020	$1.38	0	$0	0.25%	31.2%	12/31/2020	$1.38	0	$0	0.00%	31.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nationwide Geneva SmCp Gr R6 Class - 06-47T (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	1.25%	31.2%	12/31/2020	$1.39	0	$0	1.00%	31.5%	12/31/2020	$1.39	0	$0	0.75%	31.8%
12/31/2019	1.05	0	0	1.25%	5.4%	12/31/2019	1.05	0	0	1.00%	5.5%	12/31/2019	1.06	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	32.2%	12/31/2020	$1.40	0	$0	0.25%	32.5%	12/31/2020	$1.41	0	$0	0.00%	32.8%
12/31/2019	1.06	0	0	0.50%	5.6%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	22.1%	12/31/2020	$1.22	0	$0	1.00%	22.2%	12/31/2020	$1.22	0	$0	0.75%	22.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	22.6%	12/31/2020	$1.23	0	$0	0.25%	22.7%	12/31/2020	$1.23	0	$0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,268	$5,269	148
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,266	3,947	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$5,266	3,947

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2)
Net investment income (loss)	(2)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	89
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	88

Increase (decrease) in net assets from operations	$86

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2)	$(6,369)
Net realized gain (loss)	-	(9,938)
Realized gain distributions	89	-
Net change in unrealized appreciation (depreciation)	(1)	212,464

Increase (decrease) in net assets from operations	86	196,157

Contract owner transactions:
Proceeds from units sold	5,185	62,655
Cost of units redeemed	-	(1,188,016)
Account charges	(5)	-
Increase (decrease)	5,180	(1,125,361)
Net increase (decrease)	5,266	(929,204)
Net assets, beginning	-	929,204
Net assets, ending	$5,266	$-

Units sold	3,950	70,365
Units redeemed	(3)	(1,225,494)
Net increase (decrease)	3,947	(1,155,129)
Units outstanding, beginning	-	1,155,129
Units outstanding, ending	3,947	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,137,697
Cost of units redeemed/account charges	(1,206,327)
Net investment income (loss)	(8,284)
Net realized gain (loss)	(10,934)
Realized gain distributions	93,115
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$5,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	4	$5	1.25%	32.6%	12/31/2020	$1.34	0	$0	1.00%	32.9%	12/31/2020	$1.35	0	$0	0.75%	33.3%
12/31/2019	1.01	0	0	1.25%	25.1%	12/31/2019	1.01	0	0	1.00%	25.4%	12/31/2019	1.01	0	0	0.75%	25.7%
12/31/2018	0.80	1,155	929	1.25%	-19.6%	12/31/2018	0.80	0	0	1.00%	-19.5%	12/31/2018	0.81	0	0	0.75%	-19.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	33.6%	12/31/2020	$1.36	0	$0	0.25%	33.9%	12/31/2020	$1.37	0	$0	0.00%	34.3%
12/31/2019	1.02	0	0	0.50%	26.0%	12/31/2019	1.02	0	0	0.25%	26.3%	12/31/2019	1.02	0	0	0.00%	26.7%
12/31/2018	0.81	0	0	0.50%	-19.4%	12/31/2018	0.81	0	0	0.25%	-19.3%	12/31/2018	0.81	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Loomis Sayles Bond Fund N Class - 06-3XN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$233
Mortality & expense charges	(102)
Net investment income (loss)	131

Gain (loss) on investments:
Net realized gain (loss)	(2,328)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(397)
Net gain (loss)	(2,725)

Increase (decrease) in net assets from operations	$(2,594)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$131	$553
Net realized gain (loss)	(2,328)	-
Realized gain distributions	-	53
Net change in unrealized appreciation (depreciation)	(397)	397

Increase (decrease) in net assets from operations	(2,594)	1,003

Contract owner transactions:
Proceeds from units sold	329	84,424
Cost of units redeemed	(40,134)	(43,028)
Account charges	-	-
Increase (decrease)	(39,805)	41,396
Net increase (decrease)	(42,399)	42,399
Net assets, beginning	42,399	-
Net assets, ending	$-	$42,399

Units sold	315	82,244
Units redeemed	(40,680)	(41,879)
Net increase (decrease)	(40,365)	40,365
Units outstanding, beginning	40,365	-
Units outstanding, ending	-	40,365

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$84,753
Cost of units redeemed/account charges	(83,162)
Net investment income (loss)	684
Net realized gain (loss)	(2,328)
Realized gain distributions	53
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	1.25%	0.9%	12/31/2020	$1.06	0	$0	1.00%	1.2%	12/31/2020	$1.07	0	$0	0.75%	1.4%
12/31/2019	1.05	40	42	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	1.7%	12/31/2020	$1.08	0	$0	0.25%	2.0%	12/31/2020	$1.08	0	$0	0.00%	2.2%
12/31/2019	1.06	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,669	$3,774	200
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,671

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,671	3,184	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$4,671	3,184

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(47)
Net investment income (loss)	(47)

Gain (loss) on investments:
Net realized gain (loss)	(26)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	909
Net gain (loss)	883

Increase (decrease) in net assets from operations	$836

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47)	$2
Net realized gain (loss)	(26)	(1)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	909	225

Increase (decrease) in net assets from operations	836	226

Contract owner transactions:
Proceeds from units sold	4,220	685
Cost of units redeemed	(2,423)	-
Account charges	(2)	-
Increase (decrease)	1,795	685
Net increase (decrease)	2,631	911
Net assets, beginning	2,040	1,129
Net assets, ending	$4,671	$2,040

Units sold	3,504	547
Units redeemed	(1,866)	-
Net increase (decrease)	1,638	547
Units outstanding, beginning	1,546	999
Units outstanding, ending	3,184	1,546

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,302
Cost of units redeemed/account charges	(71,243)
Net investment income (loss)	(929)
Net realized gain (loss)	10,646
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	895
Net assets	$4,671

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	3	$5	1.25%	11.2%	12/31/2020	$1.49	0	$0	1.00%	11.5%	12/31/2020	$1.52	0	$0	0.75%	11.7%
12/31/2019	1.32	2	2	1.25%	16.7%	12/31/2019	1.34	0	0	1.00%	17.0%	12/31/2019	1.36	0	0	0.75%	17.3%
12/31/2018	1.13	1	1	1.25%	-18.9%	12/31/2018	1.15	0	0	1.00%	-18.7%	12/31/2018	1.16	0	0	0.75%	-18.5%
12/31/2017	1.39	31	43	1.25%	38.9%	12/31/2017	1.41	0	0	1.00%	39.2%	12/31/2017	1.43	0	0	0.75%	39.6%
12/31/2016	1.00	29	29	1.25%	7.2%	12/31/2016	1.01	0	0	1.00%	7.4%	12/31/2016	1.02	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	0	$0	0.50%	12.0%	12/31/2020	$1.58	0	$0	0.25%	12.3%	12/31/2020	$1.61	0	$0	0.00%	12.6%
12/31/2019	1.39	0	0	0.50%	17.6%	12/31/2019	1.41	0	0	0.25%	17.9%	12/31/2019	1.43	0	0	0.00%	18.2%
12/31/2018	1.18	0	0	0.50%	-18.3%	12/31/2018	1.19	0	0	0.25%	-18.1%	12/31/2018	1.21	0	0	0.00%	-17.8%
12/31/2017	1.44	0	0	0.50%	39.9%	12/31/2017	1.46	0	0	0.25%	40.3%	12/31/2017	1.47	0	0	0.00%	40.6%
12/31/2016	1.03	0	0	0.50%	8.0%	12/31/2016	1.04	0	0	0.25%	8.2%	12/31/2016	1.05	0	0	0.00%	8.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	1.3%
2018	0.0%
2017	0.4%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Focus Fund Advisor Class - 06-880
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,032	$30,633	1,106
Receivables: investments sold	-
Payables: investments purchased	(162)
Net assets	$32,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,199	1,506	$16.74
Band 100	7,671	439	17.47
Band 75	-	-	18.24
Band 50	-	-	19.05
Band 25	-	-	19.89
Band 0	-	-	20.77
Total	$32,870	1,945

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(331)
Net investment income (loss)	(331)

Gain (loss) on investments:
Net realized gain (loss)	(196)
Realized gain distributions	1,684
Net change in unrealized appreciation (depreciation)	4,862
Net gain (loss)	6,350

Increase (decrease) in net assets from operations	$6,019

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(331)	$(766)
Net realized gain (loss)	(196)	(5,211)
Realized gain distributions	1,684	2,999
Net change in unrealized appreciation (depreciation)	4,862	17,634

Increase (decrease) in net assets from operations	6,019	14,656

Contract owner transactions:
Proceeds from units sold	968	4,095
Cost of units redeemed	(1,802)	(50,870)
Account charges	(41)	(39)
Increase (decrease)	(875)	(46,814)
Net increase (decrease)	5,144	(32,158)
Net assets, beginning	27,726	59,884
Net assets, ending	$32,870	$27,726

Units sold	63	333
Units redeemed	(126)	(3,834)
Net increase (decrease)	(63)	(3,501)
Units outstanding, beginning	2,008	5,509
Units outstanding, ending	1,945	2,008

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$247,876
Cost of units redeemed/account charges	(269,334)
Net investment income (loss)	(3,115)
Net realized gain (loss)	(42,347)
Realized gain distributions	97,391
Net change in unrealized appreciation (depreciation)	2,399
Net assets	$32,870

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.74	2	$25	1.25%	22.5%	12/31/2020	$17.47	0	$8	1.00%	22.8%	12/31/2020	$18.24	0	$0	0.75%	23.1%
12/31/2019	13.67	2	21	1.25%	26.3%	12/31/2019	14.23	1	7	1.00%	26.6%	12/31/2019	14.82	0	0	0.75%	26.9%
12/31/2018	10.82	5	53	1.25%	-10.3%	12/31/2018	11.24	1	7	1.00%	-10.0%	12/31/2018	11.68	0	0	0.75%	-9.8%
12/31/2017	12.06	5	55	1.25%	17.5%	12/31/2017	12.50	1	16	1.00%	17.8%	12/31/2017	12.95	0	0	0.75%	18.1%
12/31/2016	10.26	4	46	1.25%	5.4%	12/31/2016	10.61	9	95	1.00%	5.6%	12/31/2016	10.97	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.05	0	$0	0.50%	23.4%	12/31/2020	$19.89	0	$0	0.25%	23.7%	12/31/2020	$20.77	0	$0	0.00%	24.0%
12/31/2019	15.44	0	0	0.50%	27.3%	12/31/2019	16.08	0	0	0.25%	27.6%	12/31/2019	16.75	0	0	0.00%	27.9%
12/31/2018	12.13	0	0	0.50%	-9.6%	12/31/2018	12.60	0	0	0.25%	-9.4%	12/31/2018	13.10	0	0	0.00%	-9.1%
12/31/2017	13.42	0	0	0.50%	18.4%	12/31/2017	13.90	0	0	0.25%	18.7%	12/31/2017	14.42	0	0	0.00%	19.0%
12/31/2016	11.33	0	0	0.50%	6.2%	12/31/2016	11.72	0	0	0.25%	6.4%	12/31/2016	12.12	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,174	$172,805	4,031
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$218,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,235	33,908	$6.44
Band 100	-	-	6.62
Band 75	-	-	6.80
Band 50	-	-	6.99
Band 25	-	-	7.19
Band 0	-	-	7.39
Total	$218,235	33,908

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,892)
Net investment income (loss)	(1,892)

Gain (loss) on investments:
Net realized gain (loss)	19,125
Realized gain distributions	2,311
Net change in unrealized appreciation (depreciation)	31,757
Net gain (loss)	53,193

Increase (decrease) in net assets from operations	$51,301

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,892)	$(2,059)
Net realized gain (loss)	19,125	(5,035)
Realized gain distributions	2,311	6,015
Net change in unrealized appreciation (depreciation)	31,757	40,038

Increase (decrease) in net assets from operations	51,301	38,959

Contract owner transactions:
Proceeds from units sold	180,194	102,955
Cost of units redeemed	(170,674)	(72,064)
Account charges	(5)	(5)
Increase (decrease)	9,515	30,886
Net increase (decrease)	60,816	69,845
Net assets, beginning	157,419	87,574
Net assets, ending	$218,235	$157,419

Units sold	35,744	25,312
Units redeemed	(36,219)	(16,253)
Net increase (decrease)	(475)	9,059
Units outstanding, beginning	34,383	25,324
Units outstanding, ending	33,908	34,383

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$618,721
Cost of units redeemed/account charges	(490,604)
Net investment income (loss)	(8,042)
Net realized gain (loss)	21,571
Realized gain distributions	31,220
Net change in unrealized appreciation (depreciation)	45,369
Net assets	$218,235

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.44	34	$218	1.25%	40.6%	12/31/2020	$6.62	0	$0	1.00%	40.9%	12/31/2020	$6.80	0	$0	0.75%	41.3%
12/31/2019	4.58	34	157	1.25%	32.4%	12/31/2019	4.69	0	0	1.00%	32.7%	12/31/2019	4.81	0	0	0.75%	33.1%
12/31/2018	3.46	25	88	1.25%	3.9%	12/31/2018	3.54	0	0	1.00%	4.2%	12/31/2018	3.62	0	0	0.75%	4.5%
12/31/2017	3.33	19	62	1.25%	26.1%	12/31/2017	3.39	0	0	1.00%	26.5%	12/31/2017	3.46	0	0	0.75%	26.8%
12/31/2016	2.64	10	26	1.25%	4.6%	12/31/2016	2.68	0	0	1.00%	4.8%	12/31/2016	2.73	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.99	0	$0	0.50%	41.6%	12/31/2020	$7.19	0	$0	0.25%	42.0%	12/31/2020	$7.39	0	$0	0.00%	42.3%
12/31/2019	4.94	0	0	0.50%	33.4%	12/31/2019	5.06	0	0	0.25%	33.7%	12/31/2019	5.19	0	0	0.00%	34.1%
12/31/2018	3.70	0	0	0.50%	4.7%	12/31/2018	3.79	0	0	0.25%	5.0%	12/31/2018	3.87	0	0	0.00%	5.3%
12/31/2017	3.53	0	0	0.50%	27.1%	12/31/2017	3.61	0	0	0.25%	27.4%	12/31/2017	3.68	0	0	0.00%	27.7%
12/31/2016	2.78	0	0	0.50%	5.3%	12/31/2016	2.83	0	0	0.25%	5.6%	12/31/2016	2.88	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund A Class - 06-868
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,408	$61,437	1,894
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$103,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,412	24,854	$4.16
Band 100	-	-	4.28
Band 75	-	-	4.40
Band 50	-	-	4.52
Band 25	-	-	4.65
Band 0	-	-	4.78
Total	$103,412	24,854

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(964)
Net investment income (loss)	(964)

Gain (loss) on investments:
Net realized gain (loss)	5,873
Realized gain distributions	1,141
Net change in unrealized appreciation (depreciation)	26,320
Net gain (loss)	33,334

Increase (decrease) in net assets from operations	$32,370

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(964)	$(805)
Net realized gain (loss)	5,873	9,159
Realized gain distributions	1,141	2,287
Net change in unrealized appreciation (depreciation)	26,320	7,552

Increase (decrease) in net assets from operations	32,370	18,193

Contract owner transactions:
Proceeds from units sold	25,600	6,893
Cost of units redeemed	(13,660)	(28,058)
Account charges	(511)	(442)
Increase (decrease)	11,429	(21,607)
Net increase (decrease)	43,799	(3,414)
Net assets, beginning	59,613	63,027
Net assets, ending	$103,412	$59,613

Units sold	8,625	2,405
Units redeemed	(3,960)	(10,544)
Net increase (decrease)	4,665	(8,139)
Units outstanding, beginning	20,189	28,328
Units outstanding, ending	24,854	20,189

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$174,821
Cost of units redeemed/account charges	(157,750)
Net investment income (loss)	(5,263)
Net realized gain (loss)	28,957
Realized gain distributions	20,676
Net change in unrealized appreciation (depreciation)	41,971
Net assets	$103,412

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.16	25	$103	1.25%	40.9%	12/31/2020	$4.28	0	$0	1.00%	41.3%	12/31/2020	$4.40	0	$0	0.75%	41.6%
12/31/2019	2.95	20	60	1.25%	32.7%	12/31/2019	3.03	0	0	1.00%	33.0%	12/31/2019	3.10	0	0	0.75%	33.4%
12/31/2018	2.22	28	63	1.25%	4.2%	12/31/2018	2.28	0	0	1.00%	4.5%	12/31/2018	2.33	0	0	0.75%	4.7%
12/31/2017	2.14	41	88	1.25%	26.4%	12/31/2017	2.18	0	0	1.00%	26.8%	12/31/2017	2.22	0	0	0.75%	27.1%
12/31/2016	1.69	43	72	1.25%	4.8%	12/31/2016	1.72	0	0	1.00%	5.1%	12/31/2016	1.75	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.52	0	$0	0.50%	42.0%	12/31/2020	$4.65	0	$0	0.25%	42.3%	12/31/2020	$4.78	0	$0	0.00%	42.7%
12/31/2019	3.18	0	0	0.50%	33.7%	12/31/2019	3.26	0	0	0.25%	34.0%	12/31/2019	3.35	0	0	0.00%	34.4%
12/31/2018	2.38	0	0	0.50%	5.0%	12/31/2018	2.44	0	0	0.25%	5.3%	12/31/2018	2.49	0	0	0.00%	5.5%
12/31/2017	2.27	0	0	0.50%	27.4%	12/31/2017	2.31	0	0	0.25%	27.7%	12/31/2017	2.36	0	0	0.00%	28.0%
12/31/2016	1.78	0	0	0.50%	5.6%	12/31/2016	1.81	0	0	0.25%	5.9%	12/31/2016	1.84	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$703,755	$484,734	12,970
Receivables: investments sold	-
Payables: investments purchased	(494)
Net assets	$703,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$637,618	94,328	$6.76
Band 100	65,643	9,329	7.04
Band 75	-	-	7.32
Band 50	-	-	7.62
Band 25	-	-	7.94
Band 0	-	-	8.26
Total	$703,261	103,657

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,299)
Net investment income (loss)	(7,299)

Gain (loss) on investments:
Net realized gain (loss)	6,973
Realized gain distributions	7,493
Net change in unrealized appreciation (depreciation)	191,780
Net gain (loss)	206,246

Increase (decrease) in net assets from operations	$198,947

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,299)	$(7,258)
Net realized gain (loss)	6,973	(20,100)
Realized gain distributions	7,493	26,822
Net change in unrealized appreciation (depreciation)	191,780	147,204

Increase (decrease) in net assets from operations	198,947	146,668

Contract owner transactions:
Proceeds from units sold	73,413	352,684
Cost of units redeemed	(263,636)	(319,816)
Account charges	(563)	(109)
Increase (decrease)	(190,786)	32,759
Net increase (decrease)	8,161	179,427
Net assets, beginning	695,100	515,673
Net assets, ending	$703,261	$695,100

Units sold	15,362	78,224
Units redeemed	(55,255)	(75,878)
Net increase (decrease)	(39,893)	2,346
Units outstanding, beginning	143,550	141,204
Units outstanding, ending	103,657	143,550

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,394,350
Cost of units redeemed/account charges	(4,254,534)
Net investment income (loss)	(105,468)
Net realized gain (loss)	266,932
Realized gain distributions	182,960
Net change in unrealized appreciation (depreciation)	219,021
Net assets	$703,261

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.76	94	$638	1.25%	40.7%	12/31/2020	$7.04	9	$66	1.00%	41.0%	12/31/2020	$7.32	0	$0	0.75%	41.4%
12/31/2019	4.81	115	553	1.25%	32.5%	12/31/2019	4.99	29	142	1.00%	32.8%	12/31/2019	5.18	0	0	0.75%	33.1%
12/31/2018	3.63	114	415	1.25%	4.0%	12/31/2018	3.76	27	101	1.00%	4.2%	12/31/2018	3.89	0	0	0.75%	4.5%
12/31/2017	3.49	70	243	1.25%	26.1%	12/31/2017	3.60	5	18	1.00%	26.4%	12/31/2017	3.72	0	0	0.75%	26.7%
12/31/2016	2.77	106	293	1.25%	4.6%	12/31/2016	2.85	6	18	1.00%	4.8%	12/31/2016	2.94	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.62	0	$0	0.50%	41.7%	12/31/2020	$7.94	0	$0	0.25%	42.1%	12/31/2020	$8.26	0	$0	0.00%	42.4%
12/31/2019	5.38	0	0	0.50%	33.5%	12/31/2019	5.59	0	0	0.25%	33.8%	12/31/2019	5.80	0	0	0.00%	34.1%
12/31/2018	4.03	0	0	0.50%	4.8%	12/31/2018	4.17	0	0	0.25%	5.0%	12/31/2018	4.32	0	0	0.00%	5.3%
12/31/2017	3.85	0	0	0.50%	27.1%	12/31/2017	3.97	0	0	0.25%	27.4%	12/31/2017	4.11	0	0	0.00%	27.7%
12/31/2016	3.03	0	0	0.50%	5.4%	12/31/2016	3.12	0	0	0.25%	5.6%	12/31/2016	3.22	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,012	$31,346	850
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$36,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,010	12,244	$2.94
Band 100	-	-	2.97
Band 75	-	-	3.00
Band 50	-	-	3.04
Band 25	-	-	3.07
Band 0	-	-	3.10
Total	$36,010	12,244

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$132
Mortality & expense charges	(1,961)
Net investment income (loss)	(1,829)

Gain (loss) on investments:
Net realized gain (loss)	8,818
Realized gain distributions	1,885
Net change in unrealized appreciation (depreciation)	2,488
Net gain (loss)	13,191

Increase (decrease) in net assets from operations	$11,362

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,829)	$(1,176)
Net realized gain (loss)	8,818	845
Realized gain distributions	1,885	14,309
Net change in unrealized appreciation (depreciation)	2,488	20,920

Increase (decrease) in net assets from operations	11,362	34,898

Contract owner transactions:
Proceeds from units sold	14,677	26,587
Cost of units redeemed	(175,011)	(12,710)
Account charges	(347)	(414)
Increase (decrease)	(160,681)	13,463
Net increase (decrease)	(149,319)	48,361
Net assets, beginning	185,329	136,968
Net assets, ending	$36,010	$185,329

Units sold	6,217	11,529
Units redeemed	(68,117)	(5,361)
Net increase (decrease)	(61,900)	6,168
Units outstanding, beginning	74,144	67,976
Units outstanding, ending	12,244	74,144

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$232,756
Cost of units redeemed/account charges	(253,089)
Net investment income (loss)	(4,105)
Net realized gain (loss)	10,247
Realized gain distributions	45,535
Net change in unrealized appreciation (depreciation)	4,666
Net assets	$36,010

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.94	12	$36	1.25%	17.7%	12/31/2020	$2.97	0	$0	1.00%	18.0%	12/31/2020	$3.00	0	$0	0.75%	18.3%
12/31/2019	2.50	74	185	1.25%	24.1%	12/31/2019	2.52	0	0	1.00%	24.4%	12/31/2019	2.54	0	0	0.75%	24.7%
12/31/2018	2.01	68	137	1.25%	-7.2%	12/31/2018	2.03	0	0	1.00%	-6.9%	12/31/2018	2.04	0	0	0.75%	-6.7%
12/31/2017	2.17	70	152	1.25%	16.9%	12/31/2017	2.18	0	0	1.00%	17.2%	12/31/2017	2.18	0	0	0.75%	17.5%
12/31/2016	1.86	0	152	1.25%	4.5%	12/31/2016	1.86	0	0	1.00%	4.6%	12/31/2016	1.86	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.04	0	$0	0.50%	18.6%	12/31/2020	$3.07	0	$0	0.25%	18.8%	12/31/2020	$3.10	0	$0	0.00%	19.1%
12/31/2019	2.56	0	0	0.50%	25.0%	12/31/2019	2.58	0	0	0.25%	25.3%	12/31/2019	2.60	0	0	0.00%	25.6%
12/31/2018	2.05	0	0	0.50%	-6.5%	12/31/2018	2.06	0	0	0.25%	-6.2%	12/31/2018	2.07	0	0	0.00%	-6.0%
12/31/2017	2.19	0	0	0.50%	17.8%	12/31/2017	2.20	0	0	0.25%	18.1%	12/31/2017	2.20	0	0	0.00%	18.4%
12/31/2016	1.86	0	0	0.50%	4.7%	12/31/2016	1.86	0	0	0.25%	4.7%	12/31/2016	1.86	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.6%
2018	0.3%
2017	0.4%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,329,219	$1,178,374	31,039
Receivables: investments sold	-
Payables: investments purchased	(13,154)
Net assets	$1,316,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,277,425	432,772	$2.95
Band 100	38,640	12,954	2.98
Band 75	-	-	3.01
Band 50	-	-	3.05
Band 25	-	-	3.08
Band 0	-	-	3.11
Total	$1,316,065	445,726

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,998
Mortality & expense charges	(13,535)
Net investment income (loss)	(11,537)

Gain (loss) on investments:
Net realized gain (loss)	770
Realized gain distributions	69,938
Net change in unrealized appreciation (depreciation)	140,907
Net gain (loss)	211,615

Increase (decrease) in net assets from operations	$200,078

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,537)	$(8,553)
Net realized gain (loss)	770	(4,786)
Realized gain distributions	69,938	84,702
Net change in unrealized appreciation (depreciation)	140,907	141,026

Increase (decrease) in net assets from operations	200,078	212,389

Contract owner transactions:
Proceeds from units sold	74,768	90,988
Cost of units redeemed	(61,279)	(116,477)
Account charges	(381)	(379)
Increase (decrease)	13,108	(25,868)
Net increase (decrease)	213,186	186,521
Net assets, beginning	1,102,879	916,358
Net assets, ending	$1,316,065	$1,102,879

Units sold	38,204	39,574
Units redeemed	(31,014)	(51,972)
Net increase (decrease)	7,190	(12,398)
Units outstanding, beginning	438,536	450,934
Units outstanding, ending	445,726	438,536

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,380,331
Cost of units redeemed/account charges	(513,142)
Net investment income (loss)	(32,449)
Net realized gain (loss)	(5,405)
Realized gain distributions	335,885
Net change in unrealized appreciation (depreciation)	150,845
Net assets	$1,316,065

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.95	433	$1,277	1.25%	17.4%	12/31/2020	$2.98	13	$39	1.00%	17.7%	12/31/2020	$3.01	0	$0	0.75%	18.0%
12/31/2019	2.51	422	1,062	1.25%	23.7%	12/31/2019	2.53	16	41	1.00%	24.1%	12/31/2019	2.55	0	0	0.75%	24.4%
12/31/2018	2.03	433	881	1.25%	-7.4%	12/31/2018	2.04	17	36	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-6.9%
12/31/2017	2.19	380	834	1.25%	16.6%	12/31/2017	2.20	26	58	1.00%	16.9%	12/31/2017	2.21	0	0	0.75%	17.2%
12/31/2016	1.88	0	816	1.25%	4.5%	12/31/2016	1.88	0	59	1.00%	4.6%	12/31/2016	1.88	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.05	0	$0	0.50%	18.3%	12/31/2020	$3.08	0	$0	0.25%	18.6%	12/31/2020	$3.11	0	$0	0.00%	18.9%
12/31/2019	2.58	0	0	0.50%	24.7%	12/31/2019	2.60	0	0	0.25%	25.0%	12/31/2019	2.62	0	0	0.00%	25.3%
12/31/2018	2.07	0	0	0.50%	-6.7%	12/31/2018	2.08	0	0	0.25%	-6.5%	12/31/2018	2.09	0	0	0.00%	-6.2%
12/31/2017	2.21	0	0	0.50%	17.5%	12/31/2017	2.22	0	0	0.25%	17.8%	12/31/2017	2.23	0	0	0.00%	18.1%
12/31/2016	1.88	0	0	0.50%	4.7%	12/31/2016	1.88	0	0	0.25%	4.7%	12/31/2016	1.89	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.4%
2018	0.1%
2017	0.2%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	-5.5%	12/31/2020	$1.22	0	$0	1.00%	-5.2%	12/31/2020	$1.21	0	$0	0.75%	-5.0%
12/31/2019	1.26	0	0	1.25%	15.7%	12/31/2019	1.29	0	0	1.00%	16.3%	12/31/2019	1.28	0	0	0.75%	16.3%
12/31/2018	1.09	0	0	1.25%	-15.9%	12/31/2018	1.11	0	0	1.00%	-14.8%	12/31/2018	1.10	0	0	0.75%	-15.5%
12/31/2017	1.30	0	0	1.25%	4.8%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%
12/31/2016	1.24	0	0	1.25%	0.0%	12/31/2016	1.24	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	-4.8%	12/31/2020	$1.23	0	$0	0.25%	-4.5%	12/31/2020	$1.24	0	$0	0.00%	-4.3%
12/31/2019	1.28	0	0	0.50%	16.6%	12/31/2019	1.29	0	0	0.25%	16.9%	12/31/2019	1.30	0	0	0.00%	17.2%
12/31/2018	1.10	0	0	0.50%	-15.3%	12/31/2018	1.10	0	0	0.25%	-15.1%	12/31/2018	1.11	0	0	0.00%	-14.8%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.9%	12/31/2017	1.30	0	0	0.00%	4.9%
12/31/2016	1.24	0	0	0.50%	0.0%	12/31/2016	1.24	0	0	0.25%	0.0%	12/31/2016	1.24	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	-5.7%	12/31/2020	$1.22	0	$0	1.00%	-5.5%	12/31/2020	$1.21	0	$0	0.75%	-5.2%
12/31/2019	1.26	0	0	1.25%	15.4%	12/31/2019	1.29	0	0	1.00%	15.9%	12/31/2019	1.28	0	0	0.75%	16.0%
12/31/2018	1.09	0	0	1.25%	-16.1%	12/31/2018	1.11	0	0	1.00%	-15.0%	12/31/2018	1.10	0	0	0.75%	-15.7%
12/31/2017	1.30	0	0	1.25%	4.7%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%
12/31/2016	1.24	0	0	1.25%	0.0%	12/31/2016	1.24	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	-5.0%	12/31/2020	$1.23	0	$0	0.25%	-4.7%	12/31/2020	$1.24	0	$0	0.00%	-4.5%
12/31/2019	1.28	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.6%	12/31/2019	1.30	0	0	0.00%	16.8%
12/31/2018	1.10	0	0	0.50%	-15.5%	12/31/2018	1.11	0	0	0.25%	-15.2%	12/31/2018	1.11	0	0	0.00%	-15.0%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.8%	12/31/2017	1.30	0	0	0.00%	4.9%
12/31/2016	1.24	0	0	0.50%	0.0%	12/31/2016	1.24	0	0	0.25%	0.0%	12/31/2016	1.24	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$645,425	$540,294	17,686
Receivables: investments sold	-
Payables: investments purchased	(213)
Net assets	$645,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$571,667	98,090	$5.83
Band 100	73,545	12,123	6.07
Band 75	-	-	6.31
Band 50	-	-	6.57
Band 25	-	-	6.84
Band 0	-	-	7.12
Total	$645,212	110,213

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,598
Mortality & expense charges	(6,515)
Net investment income (loss)	83

Gain (loss) on investments:
Net realized gain (loss)	(4,094)
Realized gain distributions	1,588
Net change in unrealized appreciation (depreciation)	67,718
Net gain (loss)	65,212

Increase (decrease) in net assets from operations	$65,295

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$83	$1,933
Net realized gain (loss)	(4,094)	(802)
Realized gain distributions	1,588	13,080
Net change in unrealized appreciation (depreciation)	67,718	99,887

Increase (decrease) in net assets from operations	65,295	114,098

Contract owner transactions:
Proceeds from units sold	8,249	89,833
Cost of units redeemed	(65,702)	(79,800)
Account charges	(786)	(306)
Increase (decrease)	(58,239)	9,727
Net increase (decrease)	7,056	123,825
Net assets, beginning	638,156	514,331
Net assets, ending	$645,212	$638,156

Units sold	1,790	18,926
Units redeemed	(14,481)	(16,580)
Net increase (decrease)	(12,691)	2,346
Units outstanding, beginning	122,904	120,558
Units outstanding, ending	110,213	122,904

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,110,662
Cost of units redeemed/account charges	(10,145,327)
Net investment income (loss)	(121,178)
Net realized gain (loss)	(294,572)
Realized gain distributions	990,496
Net change in unrealized appreciation (depreciation)	105,131
Net assets	$645,212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.83	98	$572	1.25%	12.7%	12/31/2020	$6.07	12	$74	1.00%	13.0%	12/31/2020	$6.31	0	$0	0.75%	13.3%
12/31/2019	5.17	110	569	1.25%	22.0%	12/31/2019	5.37	13	69	1.00%	22.3%	12/31/2019	5.58	0	0	0.75%	22.6%
12/31/2018	4.24	99	420	1.25%	-2.5%	12/31/2018	4.39	21	94	1.00%	-2.3%	12/31/2018	4.55	0	0	0.75%	-2.0%
12/31/2017	4.35	133	578	1.25%	11.6%	12/31/2017	4.49	25	114	1.00%	11.9%	12/31/2017	4.64	0	0	0.75%	12.2%
12/31/2016	3.90	123	478	1.25%	26.2%	12/31/2016	4.02	164	167	1.00%	26.5%	12/31/2016	4.14	0	0	0.75%	26.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.57	0	$0	0.50%	13.5%	12/31/2020	$6.84	0	$0	0.25%	13.8%	12/31/2020	$7.12	0	$0	0.00%	14.1%
12/31/2019	5.79	0	0	0.50%	22.9%	12/31/2019	6.01	0	0	0.25%	23.2%	12/31/2019	6.24	0	0	0.00%	23.5%
12/31/2018	4.71	0	0	0.50%	-1.8%	12/31/2018	4.88	0	0	0.25%	-1.5%	12/31/2018	5.05	0	0	0.00%	-1.3%
12/31/2017	4.80	0	0	0.50%	12.5%	12/31/2017	4.96	0	0	0.25%	12.7%	12/31/2017	5.12	0	0	0.00%	13.0%
12/31/2016	4.26	0	0	0.50%	27.2%	12/31/2016	4.40	0	0	0.25%	27.5%	12/31/2016	4.53	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.2%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	1.25%	18.3%	12/31/2020	$1.40	0	$0	1.00%	18.6%	12/31/2020	$1.41	0	$0	0.75%	18.9%
12/31/2019	1.18	0	0	1.25%	24.6%	12/31/2019	1.18	0	0	1.00%	24.9%	12/31/2019	1.19	0	0	0.75%	25.2%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	19.1%	12/31/2020	$1.42	0	$0	0.25%	19.4%	12/31/2020	$1.43	0	$0	0.00%	19.7%
12/31/2019	1.19	0	0	0.50%	25.5%	12/31/2019	1.19	0	0	0.25%	25.9%	12/31/2019	1.19	0	0	0.00%	26.2%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	1.25%	41.6%	12/31/2020	$1.51	0	$0	1.00%	41.9%	12/31/2020	$1.52	0	$0	0.75%	42.3%
12/31/2019	1.07	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	42.6%	12/31/2020	$1.53	0	$0	0.25%	43.0%	12/31/2020	$1.54	0	$0	0.00%	43.3%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Intnsc Val R6 Class - 06-47J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	1.25%	25.6%	12/31/2020	$1.39	0	$0	1.00%	26.0%	12/31/2020	$1.40	0	$0	0.75%	26.3%
12/31/2019	1.11	0	0	1.25%	10.6%	12/31/2019	1.11	0	0	1.00%	10.7%	12/31/2019	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	26.6%	12/31/2020	$1.41	0	$0	0.25%	26.9%	12/31/2020	$1.41	0	$0	0.00%	27.2%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	1.25%	5.2%	12/31/2020	$1.06	0	$0	1.00%	5.4%	12/31/2020	$1.07	0	$0	0.75%	5.7%
12/31/2019	1.01	0	0	1.25%	0.9%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	0.50%	6.0%	12/31/2020	$1.07	0	$0	0.25%	6.2%	12/31/2020	$1.08	0	$0	0.00%	6.5%
12/31/2019	1.01	0	0	0.50%	0.9%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,592	$93,326	4,948
Receivables: investments sold	8,753
Payables: investments purchased	-
Net assets	$115,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,345	78,158	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$115,345	78,158

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$150
Mortality & expense charges	(734)
Net investment income (loss)	(584)

Gain (loss) on investments:
Net realized gain (loss)	(201)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,211
Net gain (loss)	13,010

Increase (decrease) in net assets from operations	$12,426

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(584)	$135
Net realized gain (loss)	(201)	(698)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	13,211	5,862

Increase (decrease) in net assets from operations	12,426	5,299

Contract owner transactions:
Proceeds from units sold	73,157	7,461
Cost of units redeemed	(9,725)	(2,371)
Account charges	(203)	(111)
Increase (decrease)	63,229	4,979
Net increase (decrease)	75,655	10,278
Net assets, beginning	39,690	29,412
Net assets, ending	$115,345	$39,690

Units sold	55,977	6,098
Units redeemed	(7,843)	(2,146)
Net increase (decrease)	48,134	3,952
Units outstanding, beginning	30,024	26,072
Units outstanding, ending	78,158	30,024

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$421,366
Cost of units redeemed/account charges	(314,462)
Net investment income (loss)	(2,002)
Net realized gain (loss)	(2,823)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,266
Net assets	$115,345

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	78	$115	1.25%	11.6%	12/31/2020	$1.50	0	$0	1.00%	11.9%	12/31/2020	$1.53	0	$0	0.75%	12.2%
12/31/2019	1.32	30	40	1.25%	17.2%	12/31/2019	1.34	0	0	1.00%	17.5%	12/31/2019	1.37	0	0	0.75%	17.8%
12/31/2018	1.13	26	29	1.25%	-18.6%	12/31/2018	1.14	0	0	1.00%	-18.4%	12/31/2018	1.16	0	0	0.75%	-18.2%
12/31/2017	1.39	232	321	1.25%	39.5%	12/31/2017	1.40	0	0	1.00%	39.9%	12/31/2017	1.42	0	0	0.75%	40.2%
12/31/2016	0.99	16	16	1.25%	7.5%	12/31/2016	1.00	0	0	1.00%	7.8%	12/31/2016	1.01	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	12.5%	12/31/2020	$1.59	0	$0	0.25%	12.8%	12/31/2020	$1.62	0	$0	0.00%	13.0%
12/31/2019	1.39	0	0	0.50%	18.1%	12/31/2019	1.41	0	0	0.25%	18.4%	12/31/2019	1.43	0	0	0.00%	18.7%
12/31/2018	1.18	0	0	0.50%	-18.0%	12/31/2018	1.19	0	0	0.25%	-17.8%	12/31/2018	1.21	0	0	0.00%	-17.6%
12/31/2017	1.43	0	0	0.50%	40.6%	12/31/2017	1.45	0	0	0.25%	40.9%	12/31/2017	1.47	0	0	0.00%	41.3%
12/31/2016	1.02	0	0	0.50%	8.3%	12/31/2016	1.03	0	0	0.25%	8.6%	12/31/2016	1.04	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	1.7%
2018	0.1%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Northern Small Cap Value Fund R Class - 06-492
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,245,853	$5,253,769	265,786
Receivables: investments sold	-
Payables: investments purchased	(1,893)
Net assets	$5,243,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,243,960	2,545,239	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.16
Band 50	-	-	2.20
Band 25	-	-	2.26
Band 0	-	-	2.31
Total	$5,243,960	2,545,239

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$58,192
Mortality & expense charges	(58,383)
Net investment income (loss)	(191)

Gain (loss) on investments:
Net realized gain (loss)	(624,245)
Realized gain distributions	42,653
Net change in unrealized appreciation (depreciation)	308,774
Net gain (loss)	(272,818)

Increase (decrease) in net assets from operations	$(273,009)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(191)	$(4,926)
Net realized gain (loss)	(624,245)	(58,861)
Realized gain distributions	42,653	246,223
Net change in unrealized appreciation (depreciation)	308,774	569,968

Increase (decrease) in net assets from operations	(273,009)	752,404

Contract owner transactions:
Proceeds from units sold	3,179,579	540,923
Cost of units redeemed	(2,043,739)	(555,325)
Account charges	(4,792)	(972)
Increase (decrease)	1,131,048	(15,374)
Net increase (decrease)	858,039	737,030
Net assets, beginning	4,385,921	3,648,891
Net assets, ending	$5,243,960	$4,385,921

Units sold	1,744,044	274,276
Units redeemed	(1,252,825)	(283,727)
Net increase (decrease)	491,219	(9,451)
Units outstanding, beginning	2,054,020	2,063,471
Units outstanding, ending	2,545,239	2,054,020

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,392,995
Cost of units redeemed/account charges	(6,709,802)
Net investment income (loss)	(40,053)
Net realized gain (loss)	(515,336)
Realized gain distributions	1,124,072
Net change in unrealized appreciation (depreciation)	(7,916)
Net assets	$5,243,960

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	2,545	$5,244	1.25%	-3.5%	12/31/2020	$2.11	0	$0	1.00%	-3.3%	12/31/2020	$2.16	0	$0	0.75%	-3.0%
12/31/2019	2.14	2,054	4,386	1.25%	20.8%	12/31/2019	2.18	0	0	1.00%	21.1%	12/31/2019	2.22	0	0	0.75%	21.4%
12/31/2018	1.77	2,063	3,649	1.25%	-14.8%	12/31/2018	1.80	0	0	1.00%	-14.5%	12/31/2018	1.83	0	0	0.75%	-14.3%
12/31/2017	2.07	2,353	4,882	1.25%	5.1%	12/31/2017	2.11	0	0	1.00%	5.4%	12/31/2017	2.14	0	0	0.75%	5.6%
12/31/2016	1.97	1,421	2,805	1.25%	26.3%	12/31/2016	2.00	0	0	1.00%	26.6%	12/31/2016	2.02	0	0	0.75%	26.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	0	$0	0.50%	-2.8%	12/31/2020	$2.26	0	$0	0.25%	-2.5%	12/31/2020	$2.31	0	$0	0.00%	-2.3%
12/31/2019	2.27	0	0	0.50%	21.7%	12/31/2019	2.31	0	0	0.25%	22.0%	12/31/2019	2.36	0	0	0.00%	22.3%
12/31/2018	1.86	0	0	0.50%	-14.1%	12/31/2018	1.90	0	0	0.25%	-13.9%	12/31/2018	1.93	0	0	0.00%	-13.7%
12/31/2017	2.17	0	0	0.50%	5.9%	12/31/2017	2.20	0	0	0.25%	6.2%	12/31/2017	2.24	0	0	0.00%	6.4%
12/31/2016	2.05	0	0	0.50%	27.2%	12/31/2016	2.08	0	0	0.25%	27.6%	12/31/2016	2.10	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.2%
2018	0.7%
2017	1.0%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Northern U.S. Quality ESG Fund - 06-49V (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	1.25%	18.7%	12/31/2020	$1.30	0	$0	1.00%	19.0%	12/31/2020	$1.30	0	$0	0.75%	19.3%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	19.6%	12/31/2020	$1.31	0	$0	0.25%	19.9%	12/31/2020	$1.32	0	$0	0.00%	20.2%
12/31/2019	1.09	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund R3 Class - 06-236
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$266,072	$225,865	6,127
Receivables: investments sold	-
Payables: investments purchased	(6,614)
Net assets	$259,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$259,458	132,414	$1.96
Band 100	-	-	2.03
Band 75	-	-	2.10
Band 50	-	-	2.18
Band 25	-	-	2.26
Band 0	-	-	2.34
Total	$259,458	132,414

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,347
Mortality & expense charges	(2,281)
Net investment income (loss)	1,066

Gain (loss) on investments:
Net realized gain (loss)	(1,715)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,818
Net gain (loss)	10,103

Increase (decrease) in net assets from operations	$11,169

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,066	$(1,099)
Net realized gain (loss)	(1,715)	5,372
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	11,818	29,972

Increase (decrease) in net assets from operations	11,169	34,245

Contract owner transactions:
Proceeds from units sold	149,638	264,498
Cost of units redeemed	(119,310)	(86,084)
Account charges	(804)	(1,090)
Increase (decrease)	29,524	177,324
Net increase (decrease)	40,693	211,569
Net assets, beginning	218,765	7,196
Net assets, ending	$259,458	$218,765

Units sold	92,388	296,204
Units redeemed	(71,250)	(189,496)
Net increase (decrease)	21,138	106,708
Units outstanding, beginning	111,276	4,568
Units outstanding, ending	132,414	111,276

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$515,176
Cost of units redeemed/account charges	(317,270)
Net investment income (loss)	(1,303)
Net realized gain (loss)	21,620
Realized gain distributions	1,028
Net change in unrealized appreciation (depreciation)	40,207
Net assets	$259,458

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	132	$259	1.25%	-0.3%	12/31/2020	$2.03	0	$0	1.00%	-0.1%	12/31/2020	$2.10	0	$0	0.75%	0.2%
12/31/2019	1.97	111	219	1.25%	24.8%	12/31/2019	2.03	0	0	1.00%	25.1%	12/31/2019	2.10	0	0	0.75%	25.4%
12/31/2018	1.58	5	7	1.25%	-14.2%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.67	0	0	0.75%	-13.8%
12/31/2017	1.84	2	4	1.25%	17.4%	12/31/2017	1.89	0	0	1.00%	17.7%	12/31/2017	1.94	0	0	0.75%	18.0%
12/31/2016	1.56	1	2	1.25%	14.1%	12/31/2016	1.60	0	0	1.00%	14.4%	12/31/2016	1.65	0	0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	0	$0	0.50%	0.4%	12/31/2020	$2.26	0	$0	0.25%	0.7%	12/31/2020	$2.34	0	$0	0.00%	0.9%
12/31/2019	2.17	0	0	0.50%	25.7%	12/31/2019	2.24	0	0	0.25%	26.0%	12/31/2019	2.32	0	0	0.00%	26.4%
12/31/2018	1.73	0	0	0.50%	-13.6%	12/31/2018	1.78	0	0	0.25%	-13.3%	12/31/2018	1.83	0	0	0.00%	-13.1%
12/31/2017	2.00	0	0	0.50%	18.3%	12/31/2017	2.05	0	0	0.25%	18.6%	12/31/2017	2.11	0	0	0.00%	18.9%
12/31/2016	1.69	0	0	0.50%	14.9%	12/31/2016	1.73	0	0	0.25%	15.2%	12/31/2016	1.78	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.3%
2018	0.0%
2017	0.5%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund R3 Class - 06-326
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,541	$268,421	12,553
Receivables: investments sold	-
Payables: investments purchased	(169)
Net assets	$235,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,517	74,832	$2.44
Band 100	52,855	21,081	2.51
Band 75	-	-	2.58
Band 50	-	-	2.65
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$235,372	95,913

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,500
Mortality & expense charges	(2,850)
Net investment income (loss)	1,650

Gain (loss) on investments:
Net realized gain (loss)	(32,264)
Realized gain distributions	2,404
Net change in unrealized appreciation (depreciation)	(7,289)
Net gain (loss)	(37,149)

Increase (decrease) in net assets from operations	$(35,499)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,650	$3,465
Net realized gain (loss)	(32,264)	15,866
Realized gain distributions	2,404	32,603
Net change in unrealized appreciation (depreciation)	(7,289)	17,188

Increase (decrease) in net assets from operations	(35,499)	69,122

Contract owner transactions:
Proceeds from units sold	60,245	371,794
Cost of units redeemed	(148,658)	(387,457)
Account charges	(294)	(533)
Increase (decrease)	(88,707)	(16,196)
Net increase (decrease)	(124,206)	52,926
Net assets, beginning	359,578	306,652
Net assets, ending	$235,372	$359,578

Units sold	23,844	140,977
Units redeemed	(60,796)	(148,120)
Net increase (decrease)	(36,952)	(7,143)
Units outstanding, beginning	132,865	140,008
Units outstanding, ending	95,913	132,865

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,514,864
Cost of units redeemed/account charges	(5,998,853)
Net investment income (loss)	123,881
Net realized gain (loss)	60,688
Realized gain distributions	567,672
Net change in unrealized appreciation (depreciation)	(32,880)
Net assets	$235,372

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	75	$183	1.25%	-7.7%	12/31/2020	$2.51	21	$53	1.00%	-7.5%	12/31/2020	$2.58	0	$0	0.75%	-7.3%
12/31/2019	2.64	86	227	1.25%	23.3%	12/31/2019	2.71	29	78	1.00%	23.6%	12/31/2019	2.78	0	0	0.75%	23.9%
12/31/2018	2.14	114	244	1.25%	-7.2%	12/31/2018	2.19	1	1	1.00%	-6.9%	12/31/2018	2.24	0	0	0.75%	-6.7%
12/31/2017	2.31	463	1,069	1.25%	3.8%	12/31/2017	2.36	1	1	1.00%	4.0%	12/31/2017	2.40	0	0	0.75%	4.3%
12/31/2016	2.22	689	1,532	1.25%	5.0%	12/31/2016	2.26	7	17	1.00%	5.3%	12/31/2016	2.30	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.65	0	$0	0.50%	-7.0%	12/31/2020	$2.72	0	$0	0.25%	-6.8%	12/31/2020	$2.80	0	$0	0.00%	-6.6%
12/31/2019	2.85	0	0	0.50%	24.3%	12/31/2019	2.92	0	0	0.25%	24.6%	12/31/2019	3.00	18	55	0.00%	24.9%
12/31/2018	2.29	0	0	0.50%	-6.5%	12/31/2018	2.35	0	0	0.25%	-6.2%	12/31/2018	2.40	26	61	0.00%	-6.0%
12/31/2017	2.45	0	0	0.50%	4.6%	12/31/2017	2.50	0	0	0.25%	4.8%	12/31/2017	2.55	27	69	0.00%	5.1%
12/31/2016	2.34	0	0	0.50%	5.8%	12/31/2016	2.39	0	0	0.25%	6.0%	12/31/2016	2.43	23	57	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.2%
2018	1.8%
2017	2.0%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund A Class - 06-324
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,183	$187,560	9,500
Receivables: investments sold	632
Payables: investments purchased	-
Net assets	$174,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$174,815	69,785	$2.51
Band 100	-	-	2.58
Band 75	-	-	2.65
Band 50	-	-	2.72
Band 25	-	-	2.80
Band 0	-	-	2.88
Total	$174,815	69,785

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,316
Mortality & expense charges	(3,851)
Net investment income (loss)	1,465

Gain (loss) on investments:
Net realized gain (loss)	(115,868)
Realized gain distributions	1,490
Net change in unrealized appreciation (depreciation)	7,054
Net gain (loss)	(107,324)

Increase (decrease) in net assets from operations	$(105,859)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,465	$7,834
Net realized gain (loss)	(115,868)	1,477
Realized gain distributions	1,490	55,716
Net change in unrealized appreciation (depreciation)	7,054	86,843

Increase (decrease) in net assets from operations	(105,859)	151,870

Contract owner transactions:
Proceeds from units sold	48,155	345,059
Cost of units redeemed	(374,050)	(491,326)
Account charges	(263)	(872)
Increase (decrease)	(326,158)	(147,139)
Net increase (decrease)	(432,017)	4,731
Net assets, beginning	606,832	602,101
Net assets, ending	$174,815	$606,832

Units sold	20,073	136,377
Units redeemed	(174,275)	(187,278)
Net increase (decrease)	(154,202)	(50,901)
Units outstanding, beginning	223,987	274,888
Units outstanding, ending	69,785	223,987

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,949,420
Cost of units redeemed/account charges	(5,288,733)
Net investment income (loss)	97,051
Net realized gain (loss)	(25,862)
Realized gain distributions	456,316
Net change in unrealized appreciation (depreciation)	(13,377)
Net assets	$174,815

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.51	70	$175	1.25%	-7.5%	12/31/2020	$2.58	0	$0	1.00%	-7.3%	12/31/2020	$2.65	0	$0	0.75%	-7.1%
12/31/2019	2.71	224	607	1.25%	23.7%	12/31/2019	2.78	0	0	1.00%	24.0%	12/31/2019	2.85	0	0	0.75%	24.3%
12/31/2018	2.19	275	602	1.25%	-7.0%	12/31/2018	2.24	0	0	1.00%	-6.7%	12/31/2018	2.29	0	0	0.75%	-6.5%
12/31/2017	2.35	416	978	1.25%	4.0%	12/31/2017	2.40	0	0	1.00%	4.3%	12/31/2017	2.45	0	0	0.75%	4.6%
12/31/2016	2.26	470	1,064	1.25%	5.3%	12/31/2016	2.30	0	0	1.00%	5.5%	12/31/2016	2.34	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.72	0	$0	0.50%	-6.8%	12/31/2020	$2.80	0	$0	0.25%	-6.6%	12/31/2020	$2.88	0	$0	0.00%	-6.4%
12/31/2019	2.92	0	0	0.50%	24.6%	12/31/2019	3.00	0	0	0.25%	24.9%	12/31/2019	3.07	0	0	0.00%	25.2%
12/31/2018	2.34	0	0	0.50%	-6.2%	12/31/2018	2.40	0	0	0.25%	-6.0%	12/31/2018	2.45	0	0	0.00%	-5.8%
12/31/2017	2.50	0	0	0.50%	4.8%	12/31/2017	2.55	0	0	0.25%	5.1%	12/31/2017	2.60	0	0	0.00%	5.3%
12/31/2016	2.39	0	0	0.50%	6.1%	12/31/2016	2.43	0	0	0.25%	6.3%	12/31/2016	2.47	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.8%
2018	2.0%
2017	2.4%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Dividend Value Fund R3 Class - 06-923 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	-5.9%	12/31/2020	$1.35	0	$0	1.00%	-5.7%	12/31/2020	$1.37	0	$0	0.75%	-5.5%
12/31/2019	1.41	0	0	1.25%	24.2%	12/31/2019	1.43	0	0	1.00%	24.5%	12/31/2019	1.45	0	0	0.75%	24.8%
12/31/2018	1.14	0	0	1.25%	-10.7%	12/31/2018	1.15	0	0	1.00%	-10.5%	12/31/2018	1.16	0	0	0.75%	-10.2%
12/31/2017	1.27	0	0	1.25%	15.3%	12/31/2017	1.28	0	0	1.00%	15.6%	12/31/2017	1.29	0	0	0.75%	15.9%
12/31/2016	1.10	0	0	1.25%	16.4%	12/31/2016	1.11	0	0	1.00%	16.7%	12/31/2016	1.12	0	0	0.75%	16.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	-5.2%	12/31/2020	$1.41	0	$0	0.25%	-5.0%	12/31/2020	$1.43	0	$0	0.00%	-4.8%
12/31/2019	1.47	0	0	0.50%	25.1%	12/31/2019	1.49	0	0	0.25%	25.4%	12/31/2019	1.51	0	0	0.00%	25.7%
12/31/2018	1.17	0	0	0.50%	-10.0%	12/31/2018	1.19	0	0	0.25%	-9.8%	12/31/2018	1.20	0	0	0.00%	-9.6%
12/31/2017	1.30	0	0	0.50%	16.2%	12/31/2017	1.31	0	0	0.25%	16.5%	12/31/2017	1.32	0	0	0.00%	16.8%
12/31/2016	1.12	0	0	0.50%	17.2%	12/31/2016	1.13	0	0	0.25%	17.5%	12/31/2016	1.13	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Select Fund A Class - 06-239
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,504	$42,414	4,906
Receivables: investments sold	-
Payables: investments purchased	(1,749)
Net assets	$46,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,755	19,075	$2.45
Band 100	-	-	2.54
Band 75	-	-	2.63
Band 50	-	-	2.73
Band 25	-	-	2.82
Band 0	-	-	2.93
Total	$46,755	19,075

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6
Mortality & expense charges	(156)
Net investment income (loss)	(150)

Gain (loss) on investments:
Net realized gain (loss)	63
Realized gain distributions	241
Net change in unrealized appreciation (depreciation)	4,123
Net gain (loss)	4,427

Increase (decrease) in net assets from operations	$4,277

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(150)	$(128)
Net realized gain (loss)	63	(25,436)
Realized gain distributions	241	-
Net change in unrealized appreciation (depreciation)	4,123	32,082

Increase (decrease) in net assets from operations	4,277	6,518

Contract owner transactions:
Proceeds from units sold	34,985	1,246
Cost of units redeemed	(2,440)	(65,964)
Account charges	(51)	-
Increase (decrease)	32,494	(64,718)
Net increase (decrease)	36,771	(58,200)
Net assets, beginning	9,984	68,184
Net assets, ending	$46,755	$9,984

Units sold	15,431	741
Units redeemed	(1,116)	(37,284)
Net increase (decrease)	14,315	(36,543)
Units outstanding, beginning	4,760	41,303
Units outstanding, ending	19,075	4,760

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,107,514
Cost of units redeemed/account charges	(1,259,575)
Net investment income (loss)	(48,045)
Net realized gain (loss)	(53,498)
Realized gain distributions	294,269
Net change in unrealized appreciation (depreciation)	6,090
Net assets	$46,755

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	19	$47	1.25%	16.9%	12/31/2020	$2.54	0	$0	1.00%	17.2%	12/31/2020	$2.63	0	$0	0.75%	17.5%
12/31/2019	2.10	5	10	1.25%	27.0%	12/31/2019	2.17	0	0	1.00%	27.4%	12/31/2019	2.24	0	0	0.75%	27.7%
12/31/2018	1.65	41	68	1.25%	-12.3%	12/31/2018	1.70	0	0	1.00%	-12.1%	12/31/2018	1.75	0	0	0.75%	-11.9%
12/31/2017	1.88	60	112	1.25%	8.4%	12/31/2017	1.94	0	0	1.00%	8.7%	12/31/2017	1.99	0	0	0.75%	8.9%
12/31/2016	1.74	67	116	1.25%	19.8%	12/31/2016	1.78	0	0	1.00%	20.1%	12/31/2016	1.83	0	0	0.75%	20.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.73	0	$0	0.50%	17.7%	12/31/2020	$2.82	0	$0	0.25%	18.0%	12/31/2020	$2.93	0	$0	0.00%	18.3%
12/31/2019	2.32	0	0	0.50%	28.0%	12/31/2019	2.39	0	0	0.25%	28.3%	12/31/2019	2.47	0	0	0.00%	28.6%
12/31/2018	1.81	0	0	0.50%	-11.6%	12/31/2018	1.86	0	0	0.25%	-11.4%	12/31/2018	1.92	0	0	0.00%	-11.2%
12/31/2017	2.05	0	0	0.50%	9.2%	12/31/2017	2.11	0	0	0.25%	9.5%	12/31/2017	2.17	0	0	0.00%	9.7%
12/31/2016	1.87	0	0	0.50%	20.7%	12/31/2016	1.92	0	0	0.25%	21.0%	12/31/2016	1.97	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	1.25%	-5.7%	12/31/2020	$1.37	0	$0	1.00%	-5.5%	12/31/2020	$1.39	0	$0	0.75%	-5.2%
12/31/2019	1.43	0	0	1.25%	24.6%	12/31/2019	1.45	0	0	1.00%	24.9%	12/31/2019	1.47	0	0	0.75%	25.2%
12/31/2018	1.15	0	0	1.25%	-10.5%	12/31/2018	1.16	0	0	1.00%	-10.3%	12/31/2018	1.17	0	0	0.75%	-10.0%
12/31/2017	1.28	0	0	1.25%	15.6%	12/31/2017	1.29	0	0	1.00%	15.9%	12/31/2017	1.30	0	0	0.75%	16.2%
12/31/2016	1.11	0	0	1.25%	16.6%	12/31/2016	1.12	0	0	1.00%	16.9%	12/31/2016	1.12	0	0	0.75%	17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	-5.0%	12/31/2020	$1.43	0	$0	0.25%	-4.7%	12/31/2020	$1.46	0	$0	0.00%	-4.5%
12/31/2019	1.49	0	0	0.50%	25.5%	12/31/2019	1.51	0	0	0.25%	25.8%	12/31/2019	1.52	0	0	0.00%	26.1%
12/31/2018	1.18	0	0	0.50%	-9.8%	12/31/2018	1.20	0	0	0.25%	-9.6%	12/31/2018	1.21	0	0	0.00%	-9.4%
12/31/2017	1.31	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.33	0	0	0.00%	17.1%
12/31/2016	1.13	0	0	0.50%	17.5%	12/31/2016	1.13	0	0	0.25%	17.8%	12/31/2016	1.14	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Select Fund R3 Class - 06-241
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.37
Band 100	-	-	2.45
Band 75	-	-	2.54
Band 50	-	-	2.63
Band 25	-	-	2.73
Band 0	-	-	2.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(70)
Net realized gain (loss)	-	(731)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	1,454

Increase (decrease) in net assets from operations	-	653

Contract owner transactions:
Proceeds from units sold	-	825
Cost of units redeemed	-	(5,008)
Account charges	-	(17)
Increase (decrease)	-	(4,200)
Net increase (decrease)	-	(3,547)
Net assets, beginning	-	3,547
Net assets, ending	$-	$-

Units sold	-	448
Units redeemed	-	(2,664)
Net increase (decrease)	-	(2,216)
Units outstanding, beginning	-	2,216
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$402,703
Cost of units redeemed/account charges	(475,854)
Net investment income (loss)	(10,125)
Net realized gain (loss)	2,233
Realized gain distributions	81,043
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	0	$0	1.25%	16.6%	12/31/2020	$2.45	0	$0	1.00%	16.9%	12/31/2020	$2.54	0	$0	0.75%	17.2%
12/31/2019	2.03	0	0	1.25%	26.8%	12/31/2019	2.10	0	0	1.00%	27.1%	12/31/2019	2.17	0	0	0.75%	27.4%
12/31/2018	1.60	2	4	1.25%	-12.5%	12/31/2018	1.65	0	0	1.00%	-12.3%	12/31/2018	1.70	0	0	0.75%	-12.1%
12/31/2017	1.83	4	6	1.25%	8.1%	12/31/2017	1.88	0	0	1.00%	8.4%	12/31/2017	1.94	0	0	0.75%	8.6%
12/31/2016	1.69	7	12	1.25%	19.5%	12/31/2016	1.74	0	0	1.00%	19.8%	12/31/2016	1.78	0	0	0.75%	20.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.63	0	$0	0.50%	17.5%	12/31/2020	$2.73	0	$0	0.25%	17.8%	12/31/2020	$2.83	0	$0	0.00%	18.1%
12/31/2019	2.24	0	0	0.50%	27.7%	12/31/2019	2.32	0	0	0.25%	28.0%	12/31/2019	2.39	0	0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-11.9%	12/31/2018	1.81	0	0	0.25%	-11.7%	12/31/2018	1.86	0	0	0.00%	-11.4%
12/31/2017	1.99	0	0	0.50%	8.9%	12/31/2017	2.05	0	0	0.25%	9.2%	12/31/2017	2.11	0	0	0.00%	9.4%
12/31/2016	1.83	0	0	0.50%	20.4%	12/31/2016	1.88	0	0	0.25%	20.7%	12/31/2016	1.92	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,572	$69,002	1,904
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$69,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,576	18,939	$3.67
Band 100	-	-	3.81
Band 75	-	-	3.94
Band 50	-	-	4.09
Band 25	-	-	4.23
Band 0	-	-	4.39
Total	$69,576	18,939

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(840)
Net investment income (loss)	(840)

Gain (loss) on investments:
Net realized gain (loss)	11,557
Realized gain distributions	8,351
Net change in unrealized appreciation (depreciation)	6,131
Net gain (loss)	26,039

Increase (decrease) in net assets from operations	$25,199

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(840)	$(3,739)
Net realized gain (loss)	11,557	(3,825)
Realized gain distributions	8,351	12,078
Net change in unrealized appreciation (depreciation)	6,131	107,146

Increase (decrease) in net assets from operations	25,199	111,660

Contract owner transactions:
Proceeds from units sold	119,468	66,352
Cost of units redeemed	(134,339)	(681,170)
Account charges	(146)	(172)
Increase (decrease)	(15,017)	(614,990)
Net increase (decrease)	10,182	(503,330)
Net assets, beginning	59,394	562,724
Net assets, ending	$69,576	$59,394

Units sold	38,391	29,294
Units redeemed	(42,756)	(296,877)
Net increase (decrease)	(4,365)	(267,583)
Units outstanding, beginning	23,304	290,887
Units outstanding, ending	18,939	23,304

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,475,034
Cost of units redeemed/account charges	(18,316,622)
Net investment income (loss)	(219,564)
Net realized gain (loss)	(402,614)
Realized gain distributions	1,532,772
Net change in unrealized appreciation (depreciation)	570
Net assets	$69,576

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.67	19	$70	1.25%	44.1%	12/31/2020	$3.81	0	$0	1.00%	44.5%	12/31/2020	$3.94	0	$0	0.75%	44.9%
12/31/2019	2.55	23	59	1.25%	31.7%	12/31/2019	2.63	0	0	1.00%	32.1%	12/31/2019	2.72	0	0	0.75%	32.4%
12/31/2018	1.93	291	563	1.25%	-10.3%	12/31/2018	1.99	0	0	1.00%	-10.0%	12/31/2018	2.06	0	0	0.75%	-9.8%
12/31/2017	2.16	934	2,014	1.25%	22.9%	12/31/2017	2.22	0	0	1.00%	23.2%	12/31/2017	2.28	0	0	0.75%	23.5%
12/31/2016	1.75	3,338	5,855	1.25%	-0.1%	12/31/2016	1.80	0	0	1.00%	0.2%	12/31/2016	1.85	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.09	0	$0	0.50%	45.2%	12/31/2020	$4.23	0	$0	0.25%	45.6%	12/31/2020	$4.39	0	$0	0.00%	46.0%
12/31/2019	2.81	0	0	0.50%	32.7%	12/31/2019	2.91	0	0	0.25%	33.1%	12/31/2019	3.01	0	0	0.00%	33.4%
12/31/2018	2.12	0	0	0.50%	-9.6%	12/31/2018	2.19	0	0	0.25%	-9.4%	12/31/2018	2.25	0	0	0.00%	-9.1%
12/31/2017	2.34	0	0	0.50%	23.9%	12/31/2017	2.41	0	0	0.25%	24.2%	12/31/2017	2.48	0	0	0.00%	24.5%
12/31/2016	1.89	0	0	0.50%	0.7%	12/31/2016	1.94	0	0	0.25%	0.9%	12/31/2016	1.99	0	0	0.00%	1.2%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund A Class - 06-242
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,949	$84,694	3,821
Receivables: investments sold	-
Payables: investments purchased	(297)
Net assets	$82,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,652	45,795	$1.80
Band 100	-	-	1.87
Band 75	-	-	1.94
Band 50	-	-	2.01
Band 25	-	-	2.08
Band 0	-	-	2.16
Total	$82,652	45,795

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$271
Mortality & expense charges	(965)
Net investment income (loss)	(694)

Gain (loss) on investments:
Net realized gain (loss)	(20,970)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,421
Net gain (loss)	(13,549)

Increase (decrease) in net assets from operations	$(14,243)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(694)	$(668)
Net realized gain (loss)	(20,970)	(18,327)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,421	41,766

Increase (decrease) in net assets from operations	(14,243)	22,771

Contract owner transactions:
Proceeds from units sold	20,175	27,735
Cost of units redeemed	(35,304)	(101,999)
Account charges	(134)	(267)
Increase (decrease)	(15,263)	(74,531)
Net increase (decrease)	(29,506)	(51,760)
Net assets, beginning	112,158	163,918
Net assets, ending	$82,652	$112,158

Units sold	14,191	14,910
Units redeemed	(27,042)	(55,286)
Net increase (decrease)	(12,851)	(40,376)
Units outstanding, beginning	58,646	99,022
Units outstanding, ending	45,795	58,646

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$641,477
Cost of units redeemed/account charges	(605,418)
Net investment income (loss)	(9,764)
Net realized gain (loss)	47,299
Realized gain distributions	10,803
Net change in unrealized appreciation (depreciation)	(1,745)
Net assets	$82,652

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	46	$83	1.25%	-5.6%	12/31/2020	$1.87	0	$0	1.00%	-5.4%	12/31/2020	$1.94	0	$0	0.75%	-5.2%
12/31/2019	1.91	59	112	1.25%	15.5%	12/31/2019	1.98	0	0	1.00%	15.8%	12/31/2019	2.04	0	0	0.75%	16.1%
12/31/2018	1.66	99	164	1.25%	-21.8%	12/31/2018	1.71	0	0	1.00%	-21.6%	12/31/2018	1.76	0	0	0.75%	-21.4%
12/31/2017	2.12	154	325	1.25%	4.8%	12/31/2017	2.18	0	0	1.00%	5.0%	12/31/2017	2.24	0	0	0.75%	5.3%
12/31/2016	2.02	85	172	1.25%	29.2%	12/31/2016	2.07	0	0	1.00%	29.5%	12/31/2016	2.13	0	0	0.75%	29.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	0	$0	0.50%	-4.9%	12/31/2020	$2.08	0	$0	0.25%	-4.7%	12/31/2020	$2.16	0	$0	0.00%	-4.4%
12/31/2019	2.11	0	0	0.50%	16.4%	12/31/2019	2.18	0	0	0.25%	16.7%	12/31/2019	2.26	0	0	0.00%	17.0%
12/31/2018	1.81	0	0	0.50%	-21.2%	12/31/2018	1.87	0	0	0.25%	-21.0%	12/31/2018	1.93	0	0	0.00%	-20.8%
12/31/2017	2.30	0	0	0.50%	5.6%	12/31/2017	2.37	0	0	0.25%	5.8%	12/31/2017	2.43	0	0	0.00%	6.1%
12/31/2016	2.18	0	0	0.50%	30.2%	12/31/2016	2.24	0	0	0.25%	30.5%	12/31/2016	2.29	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.7%
2018	0.4%
2017	0.5%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$389,811	$343,195	12,312
Receivables: investments sold	-
Payables: investments purchased	(1,474)
Net assets	$388,337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$388,337	109,523	$3.55
Band 100	-	-	3.67
Band 75	-	-	3.81
Band 50	-	-	3.94
Band 25	-	-	4.09
Band 0	-	-	4.23
Total	$388,337	109,523

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,910)
Net investment income (loss)	(3,910)

Gain (loss) on investments:
Net realized gain (loss)	2,990
Realized gain distributions	53,312
Net change in unrealized appreciation (depreciation)	74,182
Net gain (loss)	130,484

Increase (decrease) in net assets from operations	$126,574

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,910)	$(4,958)
Net realized gain (loss)	2,990	(46,918)
Realized gain distributions	53,312	55,748
Net change in unrealized appreciation (depreciation)	74,182	107,659

Increase (decrease) in net assets from operations	126,574	111,531

Contract owner transactions:
Proceeds from units sold	80,056	56,618
Cost of units redeemed	(67,785)	(296,977)
Account charges	(184)	(190)
Increase (decrease)	12,087	(240,549)
Net increase (decrease)	138,661	(129,018)
Net assets, beginning	249,676	378,694
Net assets, ending	$388,337	$249,676

Units sold	30,629	25,838
Units redeemed	(22,341)	(126,417)
Net increase (decrease)	8,288	(100,579)
Units outstanding, beginning	101,235	201,814
Units outstanding, ending	109,523	101,235

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,644,550
Cost of units redeemed/account charges	(9,020,161)
Net investment income (loss)	(80,131)
Net realized gain (loss)	(103,101)
Realized gain distributions	900,564
Net change in unrealized appreciation (depreciation)	46,616
Net assets	$388,337

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.55	110	$388	1.25%	43.8%	12/31/2020	$3.67	0	$0	1.00%	44.1%	12/31/2020	$3.81	0	$0	0.75%	44.5%
12/31/2019	2.47	101	250	1.25%	31.4%	12/31/2019	2.55	0	0	1.00%	31.8%	12/31/2019	2.63	0	0	0.75%	32.1%
12/31/2018	1.88	202	379	1.25%	-10.5%	12/31/2018	1.93	0	0	1.00%	-10.3%	12/31/2018	1.99	0	0	0.75%	-10.0%
12/31/2017	2.10	247	518	1.25%	22.7%	12/31/2017	2.16	0	0	1.00%	23.0%	12/31/2017	2.22	0	0	0.75%	23.3%
12/31/2016	1.71	1,316	2,249	1.25%	-0.3%	12/31/2016	1.75	0	0	1.00%	-0.1%	12/31/2016	1.80	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.94	0	$0	0.50%	44.8%	12/31/2020	$4.09	0	$0	0.25%	45.2%	12/31/2020	$4.23	0	$0	0.00%	45.6%
12/31/2019	2.72	0	0	0.50%	32.4%	12/31/2019	2.81	0	0	0.25%	32.8%	12/31/2019	2.91	0	0	0.00%	33.1%
12/31/2018	2.06	0	0	0.50%	-9.8%	12/31/2018	2.12	0	0	0.25%	-9.6%	12/31/2018	2.19	0	0	0.00%	-9.4%
12/31/2017	2.28	0	0	0.50%	23.6%	12/31/2017	2.34	0	0	0.25%	23.9%	12/31/2017	2.41	0	0	0.00%	24.2%
12/31/2016	1.85	0	0	0.50%	0.4%	12/31/2016	1.89	0	0	0.25%	0.7%	12/31/2016	1.94	339	658	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund R3 Class - 06-243
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$628,809	$645,825	29,717
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$628,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$499,545	286,451	$1.74
Band 100	-	-	1.81
Band 75	-	-	1.87
Band 50	129,267	66,641	1.94
Band 25	-	-	2.01
Band 0	-	-	2.08
Total	$628,812	353,092

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$768
Mortality & expense charges	(6,868)
Net investment income (loss)	(6,100)

Gain (loss) on investments:
Net realized gain (loss)	(141,213)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,663
Net gain (loss)	(138,550)

Increase (decrease) in net assets from operations	$(144,650)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,100)	$(4,916)
Net realized gain (loss)	(141,213)	(11,208)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,663	149,706

Increase (decrease) in net assets from operations	(144,650)	133,582

Contract owner transactions:
Proceeds from units sold	82,271	123,428
Cost of units redeemed	(293,000)	(155,423)
Account charges	(695)	(961)
Increase (decrease)	(211,424)	(32,956)
Net increase (decrease)	(356,074)	100,626
Net assets, beginning	984,886	884,260
Net assets, ending	$628,812	$984,886

Units sold	61,314	69,136
Units redeemed	(232,662)	(88,356)
Net increase (decrease)	(171,348)	(19,220)
Units outstanding, beginning	524,440	543,660
Units outstanding, ending	353,092	524,440

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,975,839
Cost of units redeemed/account charges	(2,503,209)
Net investment income (loss)	(56,135)
Net realized gain (loss)	163,858
Realized gain distributions	65,475
Net change in unrealized appreciation (depreciation)	(17,016)
Net assets	$628,812

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	286	$500	1.25%	-5.9%	12/31/2020	$1.81	0	$0	1.00%	-5.6%	12/31/2020	$1.87	0	$0	0.75%	-5.4%
12/31/2019	1.85	456	845	1.25%	15.3%	12/31/2019	1.92	0	0	1.00%	15.6%	12/31/2019	1.98	0	0	0.75%	15.9%
12/31/2018	1.61	475	764	1.25%	-22.0%	12/31/2018	1.66	0	0	1.00%	-21.8%	12/31/2018	1.71	0	0	0.75%	-21.6%
12/31/2017	2.06	598	1,232	1.25%	4.5%	12/31/2017	2.12	0	0	1.00%	4.7%	12/31/2017	2.18	0	0	0.75%	5.0%
12/31/2016	1.97	509	1,004	1.25%	28.9%	12/31/2016	2.02	0	0	1.00%	29.2%	12/31/2016	2.08	0	0	0.75%	29.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	67	$129	0.50%	-5.2%	12/31/2020	$2.01	0	$0	0.25%	-4.9%	12/31/2020	$2.08	0	$0	0.00%	-4.7%
12/31/2019	2.05	68	140	0.50%	16.2%	12/31/2019	2.11	0	0	0.25%	16.4%	12/31/2019	2.19	0	0	0.00%	16.7%
12/31/2018	1.76	68	120	0.50%	-21.4%	12/31/2018	1.82	0	0	0.25%	-21.2%	12/31/2018	1.87	0	0	0.00%	-21.0%
12/31/2017	2.24	82	185	0.50%	5.3%	12/31/2017	2.30	0	0	0.25%	5.5%	12/31/2017	2.37	0	0	0.00%	5.8%
12/31/2016	2.13	58	123	0.50%	29.8%	12/31/2016	2.18	0	0	0.25%	30.2%	12/31/2016	2.24	0	0	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.7%
2018	0.3%
2017	0.2%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund A Class - 06-CNM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(128)
Net realized gain (loss)	-	(649)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	2,867

Increase (decrease) in net assets from operations	-	2,090

Contract owner transactions:
Proceeds from units sold	-	2,371
Cost of units redeemed	-	(18,743)
Account charges	-	-
Increase (decrease)	-	(16,372)
Net increase (decrease)	-	(14,282)
Net assets, beginning	-	14,282
Net assets, ending	$-	$-

Units sold	-	2,033
Units redeemed	-	(16,138)
Net increase (decrease)	-	(14,105)
Units outstanding, beginning	-	14,105
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,829
Cost of units redeemed/account charges	(31,502)
Net investment income (loss)	(192)
Net realized gain (loss)	(633)
Realized gain distributions	498
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	1.25%	17.8%	12/31/2020	$1.55	0	$0	1.00%	18.1%	12/31/2020	$1.57	0	$0	0.75%	18.4%
12/31/2019	1.30	0	0	1.25%	28.2%	12/31/2019	1.31	0	0	1.00%	28.5%	12/31/2019	1.32	0	0	0.75%	28.8%
12/31/2018	1.01	14	14	1.25%	-21.2%	12/31/2018	1.02	0	0	1.00%	-21.0%	12/31/2018	1.03	0	0	0.75%	-20.8%
12/31/2017	1.29	12	15	1.25%	35.8%	12/31/2017	1.29	0	0	1.00%	36.2%	12/31/2017	1.30	0	0	0.75%	36.5%
12/31/2016	0.95	0	0	1.25%	-5.4%	12/31/2016	0.95	0	0	1.00%	-5.2%	12/31/2016	0.95	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	18.7%	12/31/2020	$1.60	0	$0	0.25%	19.0%	12/31/2020	$1.62	0	$0	0.00%	19.3%
12/31/2019	1.33	0	0	0.50%	29.2%	12/31/2019	1.35	0	0	0.25%	29.5%	12/31/2019	1.36	0	0	0.00%	29.8%
12/31/2018	1.03	0	0	0.50%	-20.6%	12/31/2018	1.04	0	0	0.25%	-20.4%	12/31/2018	1.05	0	0	0.00%	-20.2%
12/31/2017	1.30	0	0	0.50%	36.8%	12/31/2017	1.31	0	0	0.25%	37.2%	12/31/2017	1.31	0	0	0.00%	37.5%
12/31/2016	0.95	0	0	0.50%	-4.9%	12/31/2016	0.95	0	0	0.25%	-4.8%	12/31/2016	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	1.2%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund R6 Class - 06-CYY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	1.25%	18.2%	12/31/2020	$1.65	0	$0	1.00%	18.5%	12/31/2020	$1.67	0	$0	0.75%	18.8%
12/31/2019	1.38	0	0	1.25%	27.5%	12/31/2019	1.39	0	0	1.00%	27.9%	12/31/2019	1.40	0	0	0.75%	28.2%
12/31/2018	1.08	0	0	1.25%	-20.9%	12/31/2018	1.09	0	0	1.00%	-20.7%	12/31/2018	1.10	0	0	0.75%	-20.5%
12/31/2017	1.37	0	0	1.25%	36.3%	12/31/2017	1.38	0	0	1.00%	36.6%	12/31/2017	1.38	0	0	0.75%	37.0%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.7%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	19.1%	12/31/2020	$1.70	0	$0	0.25%	19.4%	12/31/2020	$1.72	0	$0	0.00%	19.7%
12/31/2019	1.42	0	0	0.50%	28.5%	12/31/2019	1.43	0	0	0.25%	28.8%	12/31/2019	1.44	0	0	0.00%	29.1%
12/31/2018	1.10	0	0	0.50%	-20.3%	12/31/2018	1.11	0	0	0.25%	-20.1%	12/31/2018	1.11	0	0	0.00%	-19.9%
12/31/2017	1.38	0	0	0.50%	37.3%	12/31/2017	1.39	0	0	0.25%	37.7%	12/31/2017	1.39	0	0	0.00%	38.0%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund R6 Class - 06-FYR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,721,339	$1,883,932	93,841
Receivables: investments sold	59,781
Payables: investments purchased	-
Net assets	$1,781,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,781,120	1,629,656	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,781,120	1,629,656

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$37,214
Mortality & expense charges	(20,342)
Net investment income (loss)	16,872

Gain (loss) on investments:
Net realized gain (loss)	(54,556)
Realized gain distributions	14,267
Net change in unrealized appreciation (depreciation)	(93,147)
Net gain (loss)	(133,436)

Increase (decrease) in net assets from operations	$(116,564)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,872	$13,209
Net realized gain (loss)	(54,556)	25,737
Realized gain distributions	14,267	145,675
Net change in unrealized appreciation (depreciation)	(93,147)	(34,081)

Increase (decrease) in net assets from operations	(116,564)	150,540

Contract owner transactions:
Proceeds from units sold	437,073	1,432,535
Cost of units redeemed	(328,576)	(319,772)
Account charges	(152)	(123)
Increase (decrease)	108,345	1,112,640
Net increase (decrease)	(8,219)	1,263,180
Net assets, beginning	1,789,339	526,159
Net assets, ending	$1,781,120	$1,789,339

Units sold	425,572	1,245,244
Units redeemed	(316,532)	(279,861)
Net increase (decrease)	109,040	965,383
Units outstanding, beginning	1,520,616	555,233
Units outstanding, ending	1,629,656	1,520,616

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,702,031
Cost of units redeemed/account charges	(944,882)
Net investment income (loss)	34,498
Net realized gain (loss)	(18,440)
Realized gain distributions	170,506
Net change in unrealized appreciation (depreciation)	(162,593)
Net assets	$1,781,120

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	1,630	$1,781	1.25%	-7.1%	12/31/2020	$1.10	0	$0	1.00%	-6.9%	12/31/2020	$1.11	0	$0	0.75%	-6.7%
12/31/2019	1.18	1,521	1,789	1.25%	24.2%	12/31/2019	1.18	0	0	1.00%	24.5%	12/31/2019	1.19	0	0	0.75%	24.8%
12/31/2018	0.95	555	526	1.25%	-6.6%	12/31/2018	0.95	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-6.1%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	-6.4%	12/31/2020	$1.13	0	$0	0.25%	-6.2%	12/31/2020	$1.14	0	$0	0.00%	-5.9%
12/31/2019	1.20	0	0	0.50%	25.1%	12/31/2019	1.21	0	0	0.25%	25.4%	12/31/2019	1.21	0	0	0.00%	25.7%
12/31/2018	0.96	0	0	0.50%	-5.9%	12/31/2018	0.96	0	0	0.25%	-5.6%	12/31/2018	0.97	0	0	0.00%	-5.4%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.4%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund R6 Class - 06-FYT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$577,598	$482,144	25,422
Receivables: investments sold	-
Payables: investments purchased	(6,364)
Net assets	$571,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$571,234	605,287	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$571,234	605,287

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,015
Mortality & expense charges	(5,096)
Net investment income (loss)	(1,081)

Gain (loss) on investments:
Net realized gain (loss)	(29,594)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	112,472
Net gain (loss)	82,878

Increase (decrease) in net assets from operations	$81,797

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,081)	$(1,835)
Net realized gain (loss)	(29,594)	(29,719)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	112,472	95,780

Increase (decrease) in net assets from operations	81,797	64,226

Contract owner transactions:
Proceeds from units sold	293,047	70,416
Cost of units redeemed	(118,445)	(221,234)
Account charges	(29)	(59)
Increase (decrease)	174,573	(150,877)
Net increase (decrease)	256,370	(86,651)
Net assets, beginning	314,864	401,515
Net assets, ending	$571,234	$314,864

Units sold	434,538	72,968
Units redeemed	(145,571)	(224,805)
Net increase (decrease)	288,967	(151,837)
Units outstanding, beginning	316,320	468,157
Units outstanding, ending	605,287	316,320

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$969,107
Cost of units redeemed/account charges	(440,412)
Net investment income (loss)	(2,693)
Net realized gain (loss)	(61,732)
Realized gain distributions	11,510
Net change in unrealized appreciation (depreciation)	95,454
Net assets	$571,234

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.94	605	$571	1.25%	-5.2%	12/31/2020	$0.95	0	$0	1.00%	-5.0%	12/31/2020	$0.96	0	$0	0.75%	-4.7%
12/31/2019	1.00	316	315	1.25%	16.1%	12/31/2019	1.00	0	0	1.00%	16.4%	12/31/2019	1.01	0	0	0.75%	16.6%
12/31/2018	0.86	468	402	1.25%	-21.5%	12/31/2018	0.86	0	0	1.00%	-21.3%	12/31/2018	0.86	0	0	0.75%	-21.1%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.09	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	0	$0	0.50%	-4.5%	12/31/2020	$0.98	0	$0	0.25%	-4.2%	12/31/2020	$0.99	0	$0	0.00%	-4.0%
12/31/2019	1.01	0	0	0.50%	16.9%	12/31/2019	1.02	0	0	0.25%	17.2%	12/31/2019	1.03	0	0	0.00%	17.5%
12/31/2018	0.87	0	0	0.50%	-20.9%	12/31/2018	0.87	0	0	0.25%	-20.7%	12/31/2018	0.87	0	0	0.00%	-20.5%
12/31/2017	1.10	0	0	0.50%	9.6%	12/31/2017	1.10	0	0	0.25%	9.8%	12/31/2017	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.0%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	1.25%	44.6%	12/31/2020	$1.69	0	$0	1.00%	45.0%	12/31/2020	$1.70	0	$0	0.75%	45.3%
12/31/2019	1.16	0	0	1.25%	32.3%	12/31/2019	1.17	0	0	1.00%	32.6%	12/31/2019	1.17	0	0	0.75%	32.9%
12/31/2018	0.88	0	0	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-12.0%	12/31/2018	0.88	0	0	0.75%	-12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	45.7%	12/31/2020	$1.72	0	$0	0.25%	46.1%	12/31/2020	$1.73	0	$0	0.00%	46.4%
12/31/2019	1.17	0	0	0.50%	33.3%	12/31/2019	1.18	0	0	0.25%	33.6%	12/31/2019	1.18	0	0	0.00%	33.9%
12/31/2018	0.88	0	0	0.50%	-11.9%	12/31/2018	0.88	0	0	0.25%	-11.9%	12/31/2018	0.88	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund R6 Class - 06-3JK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	1.25%	0.3%	12/31/2020	$1.02	0	$0	1.00%	0.5%	12/31/2020	$1.03	0	$0	0.75%	0.8%
12/31/2019	1.02	0	0	1.25%	25.6%	12/31/2019	1.02	0	0	1.00%	25.9%	12/31/2019	1.02	0	0	0.75%	26.2%
12/31/2018	0.81	0	0	1.25%	-19.2%	12/31/2018	0.81	0	0	1.00%	-19.1%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	0.50%	1.0%	12/31/2020	$1.04	0	$0	0.25%	1.3%	12/31/2020	$1.05	0	$0	0.00%	1.5%
12/31/2019	1.03	0	0	0.50%	26.6%	12/31/2019	1.03	0	0	0.25%	26.9%	12/31/2019	1.03	0	0	0.00%	27.2%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund A Class - 06-234
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,822	$209,366	5,711
Receivables: investments sold	8,092
Payables: investments purchased	-
Net assets	$244,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,914	120,636	$2.03
Band 100	-	-	2.10
Band 75	-	-	2.18
Band 50	-	-	2.26
Band 25	-	-	2.34
Band 0	-	-	2.42
Total	$244,914	120,636

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,472
Mortality & expense charges	(2,697)
Net investment income (loss)	(225)

Gain (loss) on investments:
Net realized gain (loss)	122,714
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(127,515)
Net gain (loss)	(4,801)

Increase (decrease) in net assets from operations	$(5,026)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(225)	$(3,560)
Net realized gain (loss)	122,714	7,663
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(127,515)	253,977

Increase (decrease) in net assets from operations	(5,026)	258,080

Contract owner transactions:
Proceeds from units sold	65,737	243,040
Cost of units redeemed	(1,129,011)	(86,239)
Account charges	(4)	(7)
Increase (decrease)	(1,063,278)	156,794
Net increase (decrease)	(1,068,304)	414,874
Net assets, beginning	1,313,218	898,344
Net assets, ending	$244,914	$1,313,218

Units sold	36,659	136,775
Units redeemed	(562,357)	(43,628)
Net increase (decrease)	(525,698)	93,147
Units outstanding, beginning	646,334	553,187
Units outstanding, ending	120,636	646,334

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,535,000
Cost of units redeemed/account charges	(1,557,045)
Net investment income (loss)	(19,414)
Net realized gain (loss)	142,519
Realized gain distributions	116,398
Net change in unrealized appreciation (depreciation)	27,456
Net assets	$244,914

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	121	$245	1.25%	-0.1%	12/31/2020	$2.10	0	$0	1.00%	0.2%	12/31/2020	$2.18	0	$0	0.75%	0.4%
12/31/2019	2.03	646	1,313	1.25%	25.1%	12/31/2019	2.10	0	0	1.00%	25.4%	12/31/2019	2.17	0	0	0.75%	25.7%
12/31/2018	1.62	553	898	1.25%	-14.0%	12/31/2018	1.67	0	0	1.00%	-13.8%	12/31/2018	1.73	0	0	0.75%	-13.6%
12/31/2017	1.89	466	881	1.25%	17.7%	12/31/2017	1.94	0	0	1.00%	18.0%	12/31/2017	2.00	0	0	0.75%	18.3%
12/31/2016	1.60	293	471	1.25%	14.4%	12/31/2016	1.65	0	0	1.00%	14.7%	12/31/2016	1.69	0	0	0.75%	14.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	0	$0	0.50%	0.7%	12/31/2020	$2.34	0	$0	0.25%	0.9%	12/31/2020	$2.42	0	$0	0.00%	1.2%
12/31/2019	2.24	0	0	0.50%	26.1%	12/31/2019	2.32	0	0	0.25%	26.4%	12/31/2019	2.40	0	0	0.00%	26.7%
12/31/2018	1.78	0	0	0.50%	-13.4%	12/31/2018	1.83	0	0	0.25%	-13.1%	12/31/2018	1.89	0	0	0.00%	-12.9%
12/31/2017	2.05	0	0	0.50%	18.6%	12/31/2017	2.11	0	0	0.25%	18.9%	12/31/2017	2.17	0	0	0.00%	19.2%
12/31/2016	1.73	0	0	0.50%	15.2%	12/31/2016	1.78	0	0	0.25%	15.5%	12/31/2016	1.82	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.1%
2018	0.3%
2017	0.8%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund R3 Class - 06-CMJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,613	$22,313	494
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$27,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,639	18,282	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$27,639	18,282

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(254)
Net investment income (loss)	(254)

Gain (loss) on investments:
Net realized gain (loss)	875
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,936
Net gain (loss)	4,811

Increase (decrease) in net assets from operations	$4,557

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(254)	$(317)
Net realized gain (loss)	875	2,891
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,936	1,364

Increase (decrease) in net assets from operations	4,557	3,938

Contract owner transactions:
Proceeds from units sold	15,633	17,153
Cost of units redeemed	(6,880)	(6,762)
Account charges	-	-
Increase (decrease)	8,753	10,391
Net increase (decrease)	13,310	14,329
Net assets, beginning	14,329	-
Net assets, ending	$27,639	$14,329

Units sold	12,387	393,703
Units redeemed	(5,245)	(382,563)
Net increase (decrease)	7,142	11,140
Units outstanding, beginning	11,140	-
Units outstanding, ending	18,282	11,140

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,786
Cost of units redeemed/account charges	(13,642)
Net investment income (loss)	(571)
Net realized gain (loss)	3,766
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,300
Net assets	$27,639

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	18	$28	1.25%	17.5%	12/31/2020	$1.53	0	$0	1.00%	17.8%	12/31/2020	$1.55	0	$0	0.75%	18.1%
12/31/2019	1.29	11	14	1.25%	27.9%	12/31/2019	1.30	0	0	1.00%	28.2%	12/31/2019	1.31	0	0	0.75%	28.5%
12/31/2018	1.01	0	0	1.25%	-21.4%	12/31/2018	1.01	0	0	1.00%	-21.2%	12/31/2018	1.02	0	0	0.75%	-21.0%
12/31/2017	1.28	0	0	1.25%	35.5%	12/31/2017	1.29	0	0	1.00%	35.8%	12/31/2017	1.29	0	0	0.75%	36.2%
12/31/2016	0.94	0	0	1.25%	-5.5%	12/31/2016	0.95	0	0	1.00%	-5.4%	12/31/2016	0.95	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	18.4%	12/31/2020	$1.58	0	$0	0.25%	18.7%	12/31/2020	$1.60	0	$0	0.00%	19.0%
12/31/2019	1.32	0	0	0.50%	28.8%	12/31/2019	1.33	0	0	0.25%	29.2%	12/31/2019	1.35	0	0	0.00%	29.5%
12/31/2018	1.03	0	0	0.50%	-20.8%	12/31/2018	1.03	0	0	0.25%	-20.6%	12/31/2018	1.04	0	0	0.00%	-20.4%
12/31/2017	1.30	0	0	0.50%	36.5%	12/31/2017	1.30	0	0	0.25%	36.9%	12/31/2017	1.31	0	0	0.00%	37.2%
12/31/2016	0.95	0	0	0.50%	-5.1%	12/31/2016	0.95	0	0	0.25%	-4.9%	12/31/2016	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.98
Band 75	-	-	2.05
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	0	$0	1.25%	7.3%	12/31/2020	$1.98	0	$0	1.00%	7.6%	12/31/2020	$2.05	0	$0	0.75%	7.9%
12/31/2019	1.79	0	0	1.25%	17.8%	12/31/2019	1.84	0	0	1.00%	18.1%	12/31/2019	1.90	0	0	0.75%	18.4%
12/31/2018	1.52	0	0	1.25%	-9.5%	12/31/2018	1.56	0	0	1.00%	-9.2%	12/31/2018	1.60	0	0	0.75%	-9.0%
12/31/2017	1.68	0	0	1.25%	13.0%	12/31/2017	1.72	0	0	1.00%	13.3%	12/31/2017	1.76	0	0	0.75%	13.6%
12/31/2016	1.48	0	0	1.25%	9.6%	12/31/2016	1.52	0	0	1.00%	9.9%	12/31/2016	1.55	0	0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	8.1%	12/31/2020	$2.18	0	$0	0.25%	8.4%	12/31/2020	$2.25	0	$0	0.00%	8.7%
12/31/2019	1.95	0	0	0.50%	18.7%	12/31/2019	2.01	0	0	0.25%	19.0%	12/31/2019	2.07	0	0	0.00%	19.3%
12/31/2018	1.65	0	0	0.50%	-8.8%	12/31/2018	1.69	0	0	0.25%	-8.6%	12/31/2018	1.74	0	0	0.00%	-8.3%
12/31/2017	1.80	0	0	0.50%	13.9%	12/31/2017	1.85	0	0	0.25%	14.2%	12/31/2017	1.89	0	0	0.00%	14.5%
12/31/2016	1.58	0	0	0.50%	10.4%	12/31/2016	1.62	0	0	0.25%	10.7%	12/31/2016	1.65	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Oakmark Equity and Income Fund Institutional Class - 06-3XM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(366)
Net investment income (loss)	(366)

Gain (loss) on investments:
Net realized gain (loss)	(28,078)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,561
Net gain (loss)	(23,517)

Increase (decrease) in net assets from operations	$(23,883)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(366)	$1,821
Net realized gain (loss)	(28,078)	6
Realized gain distributions	-	10,345
Net change in unrealized appreciation (depreciation)	4,561	(4,561)

Increase (decrease) in net assets from operations	(23,883)	7,611

Contract owner transactions:
Proceeds from units sold	1,025	299,648
Cost of units redeemed	(130,653)	(153,748)
Account charges	-	-
Increase (decrease)	(129,628)	145,900
Net increase (decrease)	(153,511)	153,511
Net assets, beginning	153,511	-
Net assets, ending	$-	$153,511

Units sold	957	285,772
Units redeemed	(140,284)	(146,445)
Net increase (decrease)	(139,327)	139,327
Units outstanding, beginning	139,327	-
Units outstanding, ending	-	139,327

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$300,673
Cost of units redeemed/account charges	(284,401)
Net investment income (loss)	1,455
Net realized gain (loss)	(28,072)
Realized gain distributions	10,345
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	7.6%	12/31/2020	$1.19	0	$0	1.00%	7.8%	12/31/2020	$1.19	0	$0	0.75%	8.1%
12/31/2019	1.10	139	154	1.25%	10.2%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.11	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	8.4%	12/31/2020	$1.20	0	$0	0.25%	8.6%	12/31/2020	$1.21	0	$0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	10.7%	12/31/2019	1.11	0	0	0.25%	10.8%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,876,252	$5,335,233	128,617
Receivables: investments sold	-
Payables: investments purchased	(386)
Net assets	$6,875,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,875,866	4,353,864	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$6,875,866	4,353,864

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,010
Mortality & expense charges	(80,847)
Net investment income (loss)	(64,837)

Gain (loss) on investments:
Net realized gain (loss)	310,826
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	500,042
Net gain (loss)	810,868

Increase (decrease) in net assets from operations	$746,031

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(64,837)	$(50,111)
Net realized gain (loss)	310,826	285,569
Realized gain distributions	-	124,427
Net change in unrealized appreciation (depreciation)	500,042	957,268

Increase (decrease) in net assets from operations	746,031	1,317,153

Contract owner transactions:
Proceeds from units sold	3,500,060	1,438,699
Cost of units redeemed	(3,771,956)	(2,716,682)
Account charges	(2,733)	(3,402)
Increase (decrease)	(274,629)	(1,281,385)
Net increase (decrease)	471,402	35,768
Net assets, beginning	6,404,464	6,368,696
Net assets, ending	$6,875,866	$6,404,464

Units sold	2,622,982	1,150,819
Units redeemed	(2,975,099)	(2,189,933)
Net increase (decrease)	(352,117)	(1,039,114)
Units outstanding, beginning	4,705,981	5,745,095
Units outstanding, ending	4,353,864	4,705,981

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$43,612,706
Cost of units redeemed/account charges	(40,119,553)
Net investment income (loss)	(359,332)
Net realized gain (loss)	1,771,981
Realized gain distributions	429,045
Net change in unrealized appreciation (depreciation)	1,541,019
Net assets	$6,875,866

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	4,354	$6,876	1.25%	16.0%	12/31/2020	$1.61	0	$0	1.00%	16.3%	12/31/2020	$1.65	0	$0	0.75%	16.6%
12/31/2019	1.36	4,706	6,404	1.25%	22.8%	12/31/2019	1.39	0	0	1.00%	23.1%	12/31/2019	1.42	0	0	0.75%	23.4%
12/31/2018	1.11	5,745	6,369	1.25%	-13.0%	12/31/2018	1.13	0	0	1.00%	-12.8%	12/31/2018	1.15	0	0	0.75%	-12.6%
12/31/2017	1.27	8,757	11,163	1.25%	33.4%	12/31/2017	1.29	0	0	1.00%	33.8%	12/31/2017	1.31	0	0	0.75%	34.1%
12/31/2016	0.96	11,385	10,877	1.25%	5.8%	12/31/2016	0.97	0	0	1.00%	6.1%	12/31/2016	0.98	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	16.9%	12/31/2020	$1.73	0	$0	0.25%	17.2%	12/31/2020	$1.76	0	$0	0.00%	17.5%
12/31/2019	1.44	0	0	0.50%	23.7%	12/31/2019	1.47	0	0	0.25%	24.0%	12/31/2019	1.50	0	0	0.00%	24.3%
12/31/2018	1.17	0	0	0.50%	-12.4%	12/31/2018	1.19	0	0	0.25%	-12.2%	12/31/2018	1.21	0	0	0.00%	-11.9%
12/31/2017	1.33	0	0	0.50%	34.4%	12/31/2017	1.35	0	0	0.25%	34.8%	12/31/2017	1.37	0	0	0.00%	35.1%
12/31/2016	0.99	0	0	0.50%	6.6%	12/31/2016	1.00	0	0	0.25%	6.9%	12/31/2016	1.02	5,562	5,647	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.4%
2017	0.5%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global A Class - 06-763
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,461,570	$1,787,376	21,285
Receivables: investments sold	-
Payables: investments purchased	(1,175)
Net assets	$2,460,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$333,656	127,024	$2.63
Band 100	214,962	80,190	2.68
Band 75	-	-	2.74
Band 50	1,911,777	684,785	2.79
Band 25	-	-	2.85
Band 0	-	-	2.91
Total	$2,460,395	891,999

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(13,637)
Net investment income (loss)	(13,637)

Gain (loss) on investments:
Net realized gain (loss)	63,742
Realized gain distributions	133,011
Net change in unrealized appreciation (depreciation)	349,413
Net gain (loss)	546,166

Increase (decrease) in net assets from operations	$532,529

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,637)	$(2,189)
Net realized gain (loss)	63,742	18,855
Realized gain distributions	133,011	18,081
Net change in unrealized appreciation (depreciation)	349,413	534,214

Increase (decrease) in net assets from operations	532,529	568,961

Contract owner transactions:
Proceeds from units sold	70,054	678,849
Cost of units redeemed	(353,763)	(1,012,121)
Account charges	(465)	(585)
Increase (decrease)	(284,174)	(333,857)
Net increase (decrease)	248,355	235,104
Net assets, beginning	2,212,040	1,976,936
Net assets, ending	$2,460,395	$2,212,040

Units sold	36,547	355,601
Units redeemed	(160,569)	(528,198)
Net increase (decrease)	(124,022)	(172,597)
Units outstanding, beginning	1,016,021	1,188,618
Units outstanding, ending	891,999	1,016,021

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,303,854
Cost of units redeemed/account charges	(4,672,166)
Net investment income (loss)	(233)
Net realized gain (loss)	406,092
Realized gain distributions	748,654
Net change in unrealized appreciation (depreciation)	674,194
Net assets	$2,460,395

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.63	127	$334	1.25%	26.0%	12/31/2020	$2.68	80	$215	1.00%	26.4%	12/31/2020	$2.74	0	$0	0.75%	26.7%
12/31/2019	2.08	138	288	1.25%	29.9%	12/31/2019	2.12	77	163	1.00%	30.3%	12/31/2019	2.16	0	0	0.75%	30.6%
12/31/2018	1.60	199	319	1.25%	-14.6%	12/31/2018	1.63	85	139	1.00%	-14.4%	12/31/2018	1.65	0	0	0.75%	-14.2%
12/31/2017	1.88	287	539	1.25%	34.6%	12/31/2017	1.90	132	252	1.00%	34.9%	12/31/2017	1.93	0	0	0.75%	35.2%
12/31/2016	1.40	257	359	1.25%	-1.1%	12/31/2016	1.41	145	204	1.00%	-0.8%	12/31/2016	1.43	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.79	685	$1,912	0.50%	27.0%	12/31/2020	$2.85	0	$0	0.25%	27.3%	12/31/2020	$2.91	0	$0	0.00%	27.6%
12/31/2019	2.20	801	1,761	0.50%	30.9%	12/31/2019	2.24	0	0	0.25%	31.2%	12/31/2019	2.28	0	0	0.00%	31.6%
12/31/2018	1.68	905	1,520	0.50%	-14.0%	12/31/2018	1.71	0	0	0.25%	-13.8%	12/31/2018	1.73	0	0	0.00%	-13.6%
12/31/2017	1.95	1,002	1,957	0.50%	35.6%	12/31/2017	1.98	0	0	0.25%	35.9%	12/31/2017	2.00	0	0	0.00%	36.2%
12/31/2016	1.44	1,082	1,559	0.50%	-0.3%	12/31/2016	1.46	0	0	0.25%	-0.1%	12/31/2016	1.47	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.6%
2018	0.4%
2017	0.6%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Y Class - 06-752
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,453,848	$1,062,231	12,414
Receivables: investments sold	-
Payables: investments purchased	(11,610)
Net assets	$1,442,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,442,238	538,570	$2.68
Band 100	-	-	2.73
Band 75	-	-	2.79
Band 50	-	-	2.85
Band 25	-	-	2.90
Band 0	-	-	2.96
Total	$1,442,238	538,570

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(18,024)
Net investment income (loss)	(18,024)

Gain (loss) on investments:
Net realized gain (loss)	123,225
Realized gain distributions	78,017
Net change in unrealized appreciation (depreciation)	116,397
Net gain (loss)	317,639

Increase (decrease) in net assets from operations	$299,615

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,024)	$(11,266)
Net realized gain (loss)	123,225	11,651
Realized gain distributions	78,017	14,861
Net change in unrealized appreciation (depreciation)	116,397	405,029

Increase (decrease) in net assets from operations	299,615	420,275

Contract owner transactions:
Proceeds from units sold	147,184	414,437
Cost of units redeemed	(811,453)	(217,885)
Account charges	(794)	(1,430)
Increase (decrease)	(665,063)	195,122
Net increase (decrease)	(365,448)	615,397
Net assets, beginning	1,807,686	1,192,289
Net assets, ending	$1,442,238	$1,807,686

Units sold	70,282	232,994
Units redeemed	(384,398)	(112,749)
Net increase (decrease)	(314,116)	120,245
Units outstanding, beginning	852,686	732,441
Units outstanding, ending	538,570	852,686

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,446,959
Cost of units redeemed/account charges	(3,007,538)
Net investment income (loss)	(47,834)
Net realized gain (loss)	292,574
Realized gain distributions	366,460
Net change in unrealized appreciation (depreciation)	391,617
Net assets	$1,442,238

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.68	539	$1,442	1.25%	26.3%	12/31/2020	$2.73	0	$0	1.00%	26.6%	12/31/2020	$2.79	0	$0	0.75%	26.9%
12/31/2019	2.12	853	1,808	1.25%	30.2%	12/31/2019	2.16	0	0	1.00%	30.6%	12/31/2019	2.20	0	0	0.75%	30.9%
12/31/2018	1.63	732	1,192	1.25%	-14.4%	12/31/2018	1.65	0	0	1.00%	-14.2%	12/31/2018	1.68	0	0	0.75%	-14.0%
12/31/2017	1.90	835	1,588	1.25%	34.9%	12/31/2017	1.93	0	0	1.00%	35.2%	12/31/2017	1.95	0	0	0.75%	35.6%
12/31/2016	1.41	778	1,098	1.25%	-0.8%	12/31/2016	1.43	0	0	1.00%	-0.6%	12/31/2016	1.44	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.85	0	$0	0.50%	27.3%	12/31/2020	$2.90	0	$0	0.25%	27.6%	12/31/2020	$2.96	0	$0	0.00%	27.9%
12/31/2019	2.24	0	0	0.50%	31.2%	12/31/2019	2.28	0	0	0.25%	31.5%	12/31/2019	2.32	0	0	0.00%	31.9%
12/31/2018	1.70	0	0	0.50%	-13.8%	12/31/2018	1.73	0	0	0.25%	-13.6%	12/31/2018	1.76	0	0	0.00%	-13.4%
12/31/2017	1.98	0	0	0.50%	35.9%	12/31/2017	2.00	0	0	0.25%	36.2%	12/31/2017	2.03	0	0	0.00%	36.6%
12/31/2016	1.45	0	0	0.50%	-0.1%	12/31/2016	1.47	0	0	0.25%	0.1%	12/31/2016	1.49	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.6%
2018	0.7%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Ops A Class - 06-556
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,742,613	$1,291,856	22,202
Receivables: investments sold	-
Payables: investments purchased	(6,584)
Net assets	$1,736,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,736,029	498,573	$3.48
Band 100	-	-	3.57
Band 75	-	-	3.66
Band 50	-	-	3.76
Band 25	-	-	3.85
Band 0	-	-	3.95
Total	$1,736,029	498,573

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,352)
Net investment income (loss)	(16,352)

Gain (loss) on investments:
Net realized gain (loss)	7,928
Realized gain distributions	142,132
Net change in unrealized appreciation (depreciation)	337,258
Net gain (loss)	487,318

Increase (decrease) in net assets from operations	$470,966

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,352)	$(15,726)
Net realized gain (loss)	7,928	19,875
Realized gain distributions	142,132	74,837
Net change in unrealized appreciation (depreciation)	337,258	190,812

Increase (decrease) in net assets from operations	470,966	269,798

Contract owner transactions:
Proceeds from units sold	159,107	374,940
Cost of units redeemed	(175,110)	(344,705)
Account charges	(604)	(1,335)
Increase (decrease)	(16,607)	28,900
Net increase (decrease)	454,359	298,698
Net assets, beginning	1,281,670	982,972
Net assets, ending	$1,736,029	$1,281,670

Units sold	62,691	249,550
Units redeemed	(71,534)	(233,229)
Net increase (decrease)	(8,843)	16,321
Units outstanding, beginning	507,416	491,095
Units outstanding, ending	498,573	507,416

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,122,443
Cost of units redeemed/account charges	(3,811,416)
Net investment income (loss)	(97,415)
Net realized gain (loss)	651,620
Realized gain distributions	420,040
Net change in unrealized appreciation (depreciation)	450,757
Net assets	$1,736,029

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.48	499	$1,736	1.25%	37.9%	12/31/2020	$3.57	0	$0	1.00%	38.2%	12/31/2020	$3.66	0	$0	0.75%	38.5%
12/31/2019	2.53	507	1,282	1.25%	26.2%	12/31/2019	2.58	0	0	1.00%	26.5%	12/31/2019	2.64	0	0	0.75%	26.8%
12/31/2018	2.00	491	983	1.25%	-19.1%	12/31/2018	2.04	0	0	1.00%	-18.9%	12/31/2018	2.09	0	0	0.75%	-18.7%
12/31/2017	2.47	609	1,506	1.25%	50.6%	12/31/2017	2.52	0	0	1.00%	51.0%	12/31/2017	2.56	0	0	0.75%	51.4%
12/31/2016	1.64	587	964	1.25%	9.3%	12/31/2016	1.67	0	0	1.00%	9.6%	12/31/2016	1.69	0	0	0.75%	9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.76	0	$0	0.50%	38.9%	12/31/2020	$3.85	0	$0	0.25%	39.2%	12/31/2020	$3.95	0	$0	0.00%	39.6%
12/31/2019	2.71	0	0	0.50%	27.1%	12/31/2019	2.77	0	0	0.25%	27.5%	12/31/2019	2.83	0	0	0.00%	27.8%
12/31/2018	2.13	0	0	0.50%	-18.5%	12/31/2018	2.17	0	0	0.25%	-18.3%	12/31/2018	2.22	0	0	0.00%	-18.1%
12/31/2017	2.61	0	0	0.50%	51.8%	12/31/2017	2.66	0	0	0.25%	52.1%	12/31/2017	2.71	0	0	0.00%	52.5%
12/31/2016	1.72	0	0	0.50%	10.1%	12/31/2016	1.75	0	0	0.25%	10.4%	12/31/2016	1.77	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Ops Y Class - 06-843
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,265	$238,371	3,833
Receivables: investments sold	-
Payables: investments purchased	(4,530)
Net assets	$306,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$306,735	79,457	$3.86
Band 100	-	-	3.94
Band 75	-	-	4.02
Band 50	-	-	4.10
Band 25	-	-	4.19
Band 0	-	-	4.27
Total	$306,735	79,457

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,835)
Net investment income (loss)	(2,835)

Gain (loss) on investments:
Net realized gain (loss)	2,433
Realized gain distributions	24,868
Net change in unrealized appreciation (depreciation)	63,866
Net gain (loss)	91,167

Increase (decrease) in net assets from operations	$88,332

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,835)	$(3,375)
Net realized gain (loss)	2,433	(93,562)
Realized gain distributions	24,868	11,327
Net change in unrealized appreciation (depreciation)	63,866	172,748

Increase (decrease) in net assets from operations	88,332	87,138

Contract owner transactions:
Proceeds from units sold	57,353	66,365
Cost of units redeemed	(36,575)	(406,906)
Account charges	(48)	(195)
Increase (decrease)	20,730	(340,736)
Net increase (decrease)	109,062	(253,598)
Net assets, beginning	197,673	451,271
Net assets, ending	$306,735	$197,673

Units sold	20,659	26,473
Units redeemed	(11,942)	(160,064)
Net increase (decrease)	8,717	(133,591)
Units outstanding, beginning	70,740	204,331
Units outstanding, ending	79,457	70,740

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,454,387
Cost of units redeemed/account charges	(1,362,573)
Net investment income (loss)	(20,179)
Net realized gain (loss)	61,535
Realized gain distributions	100,671
Net change in unrealized appreciation (depreciation)	72,894
Net assets	$306,735

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.86	79	$307	1.25%	38.1%	12/31/2020	$3.94	0	$0	1.00%	38.5%	12/31/2020	$4.02	0	$0	0.75%	38.8%
12/31/2019	2.79	71	198	1.25%	26.5%	12/31/2019	2.84	0	0	1.00%	26.8%	12/31/2019	2.90	0	0	0.75%	27.2%
12/31/2018	2.21	204	451	1.25%	-18.9%	12/31/2018	2.24	0	0	1.00%	-18.7%	12/31/2018	2.28	0	0	0.75%	-18.5%
12/31/2017	2.72	145	394	1.25%	51.0%	12/31/2017	2.76	0	0	1.00%	51.4%	12/31/2017	2.80	0	0	0.75%	51.8%
12/31/2016	1.80	110	198	1.25%	9.6%	12/31/2016	1.82	0	0	1.00%	9.9%	12/31/2016	1.84	0	0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.10	0	$0	0.50%	39.2%	12/31/2020	$4.19	0	$0	0.25%	39.5%	12/31/2020	$4.27	0	$0	0.00%	39.9%
12/31/2019	2.95	0	0	0.50%	27.5%	12/31/2019	3.00	0	0	0.25%	27.8%	12/31/2019	3.05	0	0	0.00%	28.1%
12/31/2018	2.31	0	0	0.50%	-18.3%	12/31/2018	2.35	0	0	0.25%	-18.1%	12/31/2018	2.38	0	0	0.00%	-17.9%
12/31/2017	2.83	0	0	0.50%	52.2%	12/31/2017	2.87	0	0	0.25%	52.6%	12/31/2017	2.90	0	0	0.00%	52.9%
12/31/2016	1.86	0	0	0.50%	10.4%	12/31/2016	1.88	0	0	0.25%	10.7%	12/31/2016	1.90	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Strat Inc A Class - 06-288
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,845	$359,428	94,716
Receivables: investments sold	5,078
Payables: investments purchased	-
Net assets	$359,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$359,923	245,875	$1.46
Band 100	-	-	1.51
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.68
Band 0	-	-	1.74
Total	$359,923	245,875

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,683
Mortality & expense charges	(4,929)
Net investment income (loss)	6,754

Gain (loss) on investments:
Net realized gain (loss)	(38,203)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,477
Net gain (loss)	(29,726)

Increase (decrease) in net assets from operations	$(22,972)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,754	$16,511
Net realized gain (loss)	(38,203)	(4,365)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,477	29,763

Increase (decrease) in net assets from operations	(22,972)	41,909

Contract owner transactions:
Proceeds from units sold	50,188	130,158
Cost of units redeemed	(201,385)	(82,054)
Account charges	(120)	(245)
Increase (decrease)	(151,317)	47,859
Net increase (decrease)	(174,289)	89,768
Net assets, beginning	534,212	444,444
Net assets, ending	$359,923	$534,212

Units sold	37,194	92,671
Units redeemed	(164,601)	(58,645)
Net increase (decrease)	(127,407)	34,026
Units outstanding, beginning	373,282	339,256
Units outstanding, ending	245,875	373,282

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,333,772
Cost of units redeemed/account charges	(7,219,506)
Net investment income (loss)	326,553
Net realized gain (loss)	(76,313)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(4,583)
Net assets	$359,923

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	246	$360	1.25%	2.3%	12/31/2020	$1.51	0	$0	1.00%	2.5%	12/31/2020	$1.57	0	$0	0.75%	2.8%
12/31/2019	1.43	373	534	1.25%	9.2%	12/31/2019	1.48	0	0	1.00%	9.5%	12/31/2019	1.52	0	0	0.75%	9.8%
12/31/2018	1.31	339	444	1.25%	-5.9%	12/31/2018	1.35	0	0	1.00%	-5.7%	12/31/2018	1.39	0	0	0.75%	-5.4%
12/31/2017	1.39	696	968	1.25%	4.9%	12/31/2017	1.43	0	0	1.00%	5.2%	12/31/2017	1.47	0	0	0.75%	5.4%
12/31/2016	1.33	733	972	1.25%	5.1%	12/31/2016	1.36	0	0	1.00%	5.3%	12/31/2016	1.39	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	3.1%	12/31/2020	$1.68	0	$0	0.25%	3.3%	12/31/2020	$1.74	0	$0	0.00%	3.6%
12/31/2019	1.57	0	0	0.50%	10.1%	12/31/2019	1.62	0	0	0.25%	10.3%	12/31/2019	1.68	0	0	0.00%	10.6%
12/31/2018	1.43	0	0	0.50%	-5.2%	12/31/2018	1.47	0	0	0.25%	-4.9%	12/31/2018	1.51	0	0	0.00%	-4.7%
12/31/2017	1.51	0	0	0.50%	5.7%	12/31/2017	1.55	0	0	0.25%	6.0%	12/31/2017	1.59	0	0	0.00%	6.2%
12/31/2016	1.43	0	0	0.50%	5.8%	12/31/2016	1.46	0	0	0.25%	6.1%	12/31/2016	1.50	62	93	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	4.6%
2018	5.3%
2017	4.3%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Strat Inc Y Class - 06-751
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$361,581	$364,032	95,268
Receivables: investments sold	437
Payables: investments purchased	-
Net assets	$362,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,018	312,366	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$362,018	312,366

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,263
Mortality & expense charges	(4,403)
Net investment income (loss)	6,860

Gain (loss) on investments:
Net realized gain (loss)	(19,120)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,979
Net gain (loss)	(11,141)

Increase (decrease) in net assets from operations	$(4,281)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,860	$13,251
Net realized gain (loss)	(19,120)	(963)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,979	20,255

Increase (decrease) in net assets from operations	(4,281)	32,543

Contract owner transactions:
Proceeds from units sold	73,583	53,598
Cost of units redeemed	(108,359)	(18,623)
Account charges	(3)	(4)
Increase (decrease)	(34,779)	34,971
Net increase (decrease)	(39,060)	67,514
Net assets, beginning	401,078	333,564
Net assets, ending	$362,018	$401,078

Units sold	76,330	48,847
Units redeemed	(118,794)	(17,161)
Net increase (decrease)	(42,464)	31,686
Units outstanding, beginning	354,830	323,144
Units outstanding, ending	312,366	354,830

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$747,819
Cost of units redeemed/account charges	(414,388)
Net investment income (loss)	58,654
Net realized gain (loss)	(27,616)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,451)
Net assets	$362,018

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	312	$362	1.25%	2.5%	12/31/2020	$1.18	0	$0	1.00%	2.8%	12/31/2020	$1.21	0	$0	0.75%	3.0%
12/31/2019	1.13	355	401	1.25%	9.5%	12/31/2019	1.15	0	0	1.00%	9.8%	12/31/2019	1.17	0	0	0.75%	10.1%
12/31/2018	1.03	323	334	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.06	0	0	0.75%	-5.2%
12/31/2017	1.09	293	320	1.25%	5.2%	12/31/2017	1.11	0	0	1.00%	5.4%	12/31/2017	1.12	0	0	0.75%	5.7%
12/31/2016	1.04	326	339	1.25%	5.3%	12/31/2016	1.05	0	0	1.00%	5.6%	12/31/2016	1.06	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	3.3%	12/31/2020	$1.26	0	$0	0.25%	3.6%	12/31/2020	$1.28	0	$0	0.00%	3.8%
12/31/2019	1.19	0	0	0.50%	10.3%	12/31/2019	1.21	0	0	0.25%	10.6%	12/31/2019	1.24	0	0	0.00%	10.9%
12/31/2018	1.08	0	0	0.50%	-5.0%	12/31/2018	1.10	0	0	0.25%	-4.7%	12/31/2018	1.11	0	0	0.00%	-4.5%
12/31/2017	1.14	0	0	0.50%	5.9%	12/31/2017	1.15	0	0	0.25%	6.2%	12/31/2017	1.17	0	0	0.00%	6.5%
12/31/2016	1.07	0	0	0.50%	6.1%	12/31/2016	1.08	0	0	0.25%	6.4%	12/31/2016	1.10	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	4.9%
2018	5.2%
2017	4.5%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Gold & Spcl Min A Class - 06-463
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$833,638	$841,774	29,793
Receivables: investments sold	882
Payables: investments purchased	-
Net assets	$834,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$707,121	726,807	$0.97
Band 100	127,399	127,373	1.00
Band 75	-	-	1.03
Band 50	-	-	1.06
Band 25	-	-	1.09
Band 0	-	-	1.12
Total	$834,520	854,180

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,288
Mortality & expense charges	(8,156)
Net investment income (loss)	5,132

Gain (loss) on investments:
Net realized gain (loss)	221,635
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(116,487)
Net gain (loss)	105,148

Increase (decrease) in net assets from operations	$110,280

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,132	$(4,463)
Net realized gain (loss)	221,635	12,887
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(116,487)	164,309

Increase (decrease) in net assets from operations	110,280	172,733

Contract owner transactions:
Proceeds from units sold	1,194,395	282,450
Cost of units redeemed	(1,064,394)	(349,290)
Account charges	(438)	(182)
Increase (decrease)	129,563	(67,022)
Net increase (decrease)	239,843	105,711
Net assets, beginning	594,677	488,966
Net assets, ending	$834,520	$594,677

Units sold	1,325,153	468,195
Units redeemed	(1,288,703)	(620,699)
Net increase (decrease)	36,450	(152,504)
Units outstanding, beginning	817,730	970,234
Units outstanding, ending	854,180	817,730

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,349,607
Cost of units redeemed/account charges	(3,613,576)
Net investment income (loss)	36,608
Net realized gain (loss)	58,046
Realized gain distributions	11,971
Net change in unrealized appreciation (depreciation)	(8,136)
Net assets	$834,520

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	727	$707	1.25%	34.4%	12/31/2020	$1.00	127	$127	1.00%	34.8%	12/31/2020	$1.03	0	$0	0.75%	35.1%
12/31/2019	0.72	665	482	1.25%	44.6%	12/31/2019	0.74	152	113	1.00%	44.9%	12/31/2019	0.76	0	0	0.75%	45.3%
12/31/2018	0.50	694	347	1.25%	-14.2%	12/31/2018	0.51	277	142	1.00%	-14.0%	12/31/2018	0.52	0	0	0.75%	-13.8%
12/31/2017	0.58	760	444	1.25%	15.7%	12/31/2017	0.60	435	259	1.00%	16.0%	12/31/2017	0.61	0	0	0.75%	16.3%
12/31/2016	0.50	1,125	567	1.25%	46.9%	12/31/2016	0.51	187	96	1.00%	47.3%	12/31/2016	0.52	0	0	0.75%	47.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	35.4%	12/31/2020	$1.09	0	$0	0.25%	35.8%	12/31/2020	$1.12	0	$0	0.00%	36.1%
12/31/2019	0.78	0	0	0.50%	45.6%	12/31/2019	0.80	0	0	0.25%	46.0%	12/31/2019	0.82	0	0	0.00%	46.4%
12/31/2018	0.54	0	0	0.50%	-13.6%	12/31/2018	0.55	0	0	0.25%	-13.4%	12/31/2018	0.56	0	0	0.00%	-13.2%
12/31/2017	0.62	0	0	0.50%	16.6%	12/31/2017	0.63	0	0	0.25%	16.9%	12/31/2017	0.65	0	0	0.00%	17.2%
12/31/2016	0.53	0	0	0.50%	48.0%	12/31/2016	0.54	0	0	0.25%	48.4%	12/31/2016	0.55	0	0	0.00%	48.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	0.3%
2018	0.0%
2017	2.9%
2016	8.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Gold & Spcl Min Y Class - 06-753
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$911,386	$940,663	32,558
Receivables: investments sold	-
Payables: investments purchased	(713)
Net assets	$910,673

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$910,673	984,731	$0.92
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$910,673	984,731

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,995
Mortality & expense charges	(8,018)
Net investment income (loss)	4,977

Gain (loss) on investments:
Net realized gain (loss)	294,417
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(122,396)
Net gain (loss)	172,021

Increase (decrease) in net assets from operations	$176,998

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,977	$(3,617)
Net realized gain (loss)	294,417	53,987
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(122,396)	130,323

Increase (decrease) in net assets from operations	176,998	180,693

Contract owner transactions:
Proceeds from units sold	2,303,926	341,883
Cost of units redeemed	(2,159,738)	(409,633)
Account charges	(56)	(109)
Increase (decrease)	144,132	(67,859)
Net increase (decrease)	321,130	112,834
Net assets, beginning	589,543	476,709
Net assets, ending	$910,673	$589,543

Units sold	2,626,893	552,444
Units redeemed	(2,500,869)	(699,516)
Net increase (decrease)	126,024	(147,072)
Units outstanding, beginning	858,707	1,005,779
Units outstanding, ending	984,731	858,707

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,088,069
Cost of units redeemed/account charges	(3,480,666)
Net investment income (loss)	28,207
Net realized gain (loss)	304,340
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(29,277)
Net assets	$910,673

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.92	985	$911	1.25%	34.7%	12/31/2020	$0.94	0	$0	1.00%	35.0%	12/31/2020	$0.96	0	$0	0.75%	35.4%
12/31/2019	0.69	859	590	1.25%	44.9%	12/31/2019	0.70	0	0	1.00%	45.2%	12/31/2019	0.71	0	0	0.75%	45.6%
12/31/2018	0.47	1,006	477	1.25%	-14.0%	12/31/2018	0.48	0	0	1.00%	-13.8%	12/31/2018	0.49	0	0	0.75%	-13.6%
12/31/2017	0.55	1,035	570	1.25%	15.9%	12/31/2017	0.56	0	0	1.00%	16.2%	12/31/2017	0.57	0	0	0.75%	16.5%
12/31/2016	0.48	863	410	1.25%	47.3%	12/31/2016	0.48	0	0	1.00%	47.7%	12/31/2016	0.49	0	0	0.75%	48.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	0	$0	0.50%	35.7%	12/31/2020	$1.00	0	$0	0.25%	36.1%	12/31/2020	$1.02	0	$0	0.00%	36.4%
12/31/2019	0.72	0	0	0.50%	45.9%	12/31/2019	0.74	0	0	0.25%	46.3%	12/31/2019	0.75	0	0	0.00%	46.7%
12/31/2018	0.50	0	0	0.50%	-13.3%	12/31/2018	0.50	0	0	0.25%	-13.1%	12/31/2018	0.51	0	0	0.00%	-12.9%
12/31/2017	0.57	0	0	0.50%	16.8%	12/31/2017	0.58	0	0	0.25%	17.1%	12/31/2017	0.59	0	0	0.00%	17.4%
12/31/2016	0.49	0	0	0.50%	48.4%	12/31/2016	0.50	0	0	0.25%	48.8%	12/31/2016	0.50	0	0	0.00%	49.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.5%
2018	0.0%
2017	3.6%
2016	9.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Bond A Class - 06-297
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,349,907	$1,307,439	230,220
Receivables: investments sold	-
Payables: investments purchased	(3,116)
Net assets	$1,346,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,237,586	1,075,297	$1.15
Band 100	67,358	57,146	1.18
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	41,847	32,278	1.30
Total	$1,346,791	1,164,721

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$39,923
Mortality & expense charges	(15,084)
Net investment income (loss)	24,839

Gain (loss) on investments:
Net realized gain (loss)	(21,227)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	69,584
Net gain (loss)	48,357

Increase (decrease) in net assets from operations	$73,196

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,839	$50,504
Net realized gain (loss)	(21,227)	(10,620)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	69,584	65,623

Increase (decrease) in net assets from operations	73,196	105,507

Contract owner transactions:
Proceeds from units sold	102,027	169,339
Cost of units redeemed	(212,885)	(233,274)
Account charges	(818)	(756)
Increase (decrease)	(111,676)	(64,691)
Net increase (decrease)	(38,480)	40,816
Net assets, beginning	1,385,271	1,344,455
Net assets, ending	$1,346,791	$1,385,271

Units sold	102,452	171,833
Units redeemed	(220,258)	(235,731)
Net increase (decrease)	(117,806)	(63,898)
Units outstanding, beginning	1,282,527	1,346,425
Units outstanding, ending	1,164,721	1,282,527

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,698,320
Cost of units redeemed/account charges	(10,614,916)
Net investment income (loss)	469,238
Net realized gain (loss)	(256,882)
Realized gain distributions	8,563
Net change in unrealized appreciation (depreciation)	42,468
Net assets	$1,346,791

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	1,075	$1,238	1.25%	6.9%	12/31/2020	$1.18	57	$67	1.00%	7.2%	12/31/2020	$1.21	0	$0	0.75%	7.5%
12/31/2019	1.08	1,185	1,275	1.25%	8.1%	12/31/2019	1.10	70	77	1.00%	8.4%	12/31/2019	1.12	0	0	0.75%	8.7%
12/31/2018	1.00	1,240	1,235	1.25%	-7.1%	12/31/2018	1.01	79	80	1.00%	-6.8%	12/31/2018	1.03	0	0	0.75%	-6.6%
12/31/2017	1.07	1,511	1,618	1.25%	9.5%	12/31/2017	1.09	98	107	1.00%	9.8%	12/31/2017	1.11	0	0	0.75%	10.0%
12/31/2016	0.98	1,854	1,814	1.25%	4.8%	12/31/2016	0.99	127	126	1.00%	5.1%	12/31/2016	1.01	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	7.7%	12/31/2020	$1.27	0	$0	0.25%	8.0%	12/31/2020	$1.30	32	$42	0.00%	8.3%
12/31/2019	1.15	0	0	0.50%	8.9%	12/31/2019	1.17	0	0	0.25%	9.2%	12/31/2019	1.20	28	33	0.00%	9.5%
12/31/2018	1.05	0	0	0.50%	-6.4%	12/31/2018	1.07	0	0	0.25%	-6.1%	12/31/2018	1.09	27	30	0.00%	-5.9%
12/31/2017	1.12	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.16	25	29	0.00%	10.9%
12/31/2016	1.02	0	0	0.50%	5.6%	12/31/2016	1.03	0	0	0.25%	5.9%	12/31/2016	1.05	34	36	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	4.9%
2018	4.4%
2017	4.3%
2016	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Bond Y Class - 06-754
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,942,698	$1,836,261	333,649
Receivables: investments sold	9,151
Payables: investments purchased	-
Net assets	$1,951,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,951,849	1,704,877	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$1,951,849	1,704,877

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$93,374
Mortality & expense charges	(32,215)
Net investment income (loss)	61,159

Gain (loss) on investments:
Net realized gain (loss)	(226,022)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	216,176
Net gain (loss)	(9,846)

Increase (decrease) in net assets from operations	$51,313

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$61,159	$180,989
Net realized gain (loss)	(226,022)	(37,885)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	216,176	177,495

Increase (decrease) in net assets from operations	51,313	320,599

Contract owner transactions:
Proceeds from units sold	544,849	2,285,074
Cost of units redeemed	(4,590,788)	(628,242)
Account charges	(1,314)	(16,621)
Increase (decrease)	(4,047,253)	1,640,211
Net increase (decrease)	(3,995,940)	1,960,810
Net assets, beginning	5,947,789	3,986,979
Net assets, ending	$1,951,849	$5,947,789

Units sold	532,476	2,156,032
Units redeemed	(4,397,816)	(632,564)
Net increase (decrease)	(3,865,340)	1,523,468
Units outstanding, beginning	5,570,217	4,046,749
Units outstanding, ending	1,704,877	5,570,217

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,279,442
Cost of units redeemed/account charges	(10,720,186)
Net investment income (loss)	700,470
Net realized gain (loss)	(415,020)
Realized gain distributions	706
Net change in unrealized appreciation (depreciation)	106,437
Net assets	$1,951,849

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	1,705	$1,952	1.25%	7.2%	12/31/2020	$1.17	0	$0	1.00%	7.5%	12/31/2020	$1.19	0	$0	0.75%	7.8%
12/31/2019	1.07	5,570	5,948	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.11	0	0	0.75%	8.9%
12/31/2018	0.99	4,047	3,987	1.25%	-6.8%	12/31/2018	1.00	0	0	1.00%	-6.6%	12/31/2018	1.02	0	0	0.75%	-6.4%
12/31/2017	1.06	3,091	3,269	1.25%	9.8%	12/31/2017	1.07	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%
12/31/2016	0.96	2,614	2,518	1.25%	5.1%	12/31/2016	0.97	0	0	1.00%	5.4%	12/31/2016	0.98	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.0%	12/31/2020	$1.24	0	$0	0.25%	8.3%	12/31/2020	$1.27	0	$0	0.00%	8.6%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.15	0	0	0.25%	9.5%	12/31/2019	1.17	0	0	0.00%	9.7%
12/31/2018	1.03	0	0	0.50%	-6.1%	12/31/2018	1.05	0	0	0.25%	-5.9%	12/31/2018	1.06	0	0	0.00%	-5.7%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.13	0	0	0.00%	11.1%
12/31/2016	0.99	0	0	0.50%	5.9%	12/31/2016	1.00	0	0	0.25%	6.1%	12/31/2016	1.01	0	0	0.00%	6.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	4.8%
2018	5.0%
2017	5.3%
2016	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Growth A Class - 06-319
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,035,225	$914,780	21,924
Receivables: investments sold	-
Payables: investments purchased	(159)
Net assets	$1,035,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$930,294	584,486	$1.59
Band 100	102,301	62,199	1.64
Band 75	-	-	1.70
Band 50	2,471	1,407	1.76
Band 25	-	-	1.82
Band 0	-	-	1.88
Total	$1,035,066	648,092

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,128)
Net investment income (loss)	(10,128)

Gain (loss) on investments:
Net realized gain (loss)	72,010
Realized gain distributions	133,975
Net change in unrealized appreciation (depreciation)	(42,534)
Net gain (loss)	163,451

Increase (decrease) in net assets from operations	$153,323

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,128)	$(13,259)
Net realized gain (loss)	72,010	88,760
Realized gain distributions	133,975	-
Net change in unrealized appreciation (depreciation)	(42,534)	400,995

Increase (decrease) in net assets from operations	153,323	476,496

Contract owner transactions:
Proceeds from units sold	307,794	361,899
Cost of units redeemed	(612,456)	(2,054,237)
Account charges	(799)	(1,815)
Increase (decrease)	(305,461)	(1,694,153)
Net increase (decrease)	(152,138)	(1,217,657)
Net assets, beginning	1,187,204	2,404,861
Net assets, ending	$1,035,066	$1,187,204

Units sold	232,093	311,440
Units redeemed	(480,282)	(1,681,744)
Net increase (decrease)	(248,189)	(1,370,304)
Units outstanding, beginning	896,281	2,266,585
Units outstanding, ending	648,092	896,281

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,143,113
Cost of units redeemed/account charges	(14,413,365)
Net investment income (loss)	(68,115)
Net realized gain (loss)	1,119,013
Realized gain distributions	133,975
Net change in unrealized appreciation (depreciation)	120,445
Net assets	$1,035,066

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	584	$930	1.25%	20.4%	12/31/2020	$1.64	62	$102	1.00%	20.7%	12/31/2020	$1.70	0	$0	0.75%	21.0%
12/31/2019	1.32	843	1,114	1.25%	27.0%	12/31/2019	1.36	52	71	1.00%	27.3%	12/31/2019	1.40	0	0	0.75%	27.6%
12/31/2018	1.04	1,934	2,013	1.25%	-20.6%	12/31/2018	1.07	47	50	1.00%	-20.4%	12/31/2018	1.10	0	0	0.75%	-20.2%
12/31/2017	1.31	3,778	4,949	1.25%	25.0%	12/31/2017	1.34	20	27	1.00%	25.3%	12/31/2017	1.38	0	0	0.75%	25.7%
12/31/2016	1.05	3,980	4,171	1.25%	-3.5%	12/31/2016	1.07	17	18	1.00%	-3.3%	12/31/2016	1.10	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	1	$2	0.50%	21.3%	12/31/2020	$1.82	0	$0	0.25%	21.6%	12/31/2020	$1.88	0	$0	0.00%	21.9%
12/31/2019	1.45	1	2	0.50%	28.0%	12/31/2019	1.49	0	0	0.25%	28.3%	12/31/2019	1.54	0	0	0.00%	28.6%
12/31/2018	1.13	1	2	0.50%	-20.0%	12/31/2018	1.16	0	0	0.25%	-19.8%	12/31/2018	1.20	284	340	0.00%	-19.5%
12/31/2017	1.41	1	2	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.49	266	395	0.00%	26.6%
12/31/2016	1.12	4	4	0.50%	-2.8%	12/31/2016	1.15	0	0	0.25%	-2.5%	12/31/2016	1.17	935	1,098	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.6%
2018	0.7%
2017	0.6%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Growth Y Class - 06-756
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,046,819	$920,596	22,317
Receivables: investments sold	-
Payables: investments purchased	(353)
Net assets	$1,046,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,046,466	562,160	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$1,046,466	562,160

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$955
Mortality & expense charges	(13,327)
Net investment income (loss)	(12,372)

Gain (loss) on investments:
Net realized gain (loss)	(12,312)
Realized gain distributions	135,763
Net change in unrealized appreciation (depreciation)	(84,812)
Net gain (loss)	38,639

Increase (decrease) in net assets from operations	$26,267

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,372)	$(230,249)
Net realized gain (loss)	(12,312)	1,803,272
Realized gain distributions	135,763	-
Net change in unrealized appreciation (depreciation)	(84,812)	2,315,032

Increase (decrease) in net assets from operations	26,267	3,888,055

Contract owner transactions:
Proceeds from units sold	178,456	6,619,160
Cost of units redeemed	(1,246,404)	(34,551,214)
Account charges	(1,682)	(35,739)
Increase (decrease)	(1,069,630)	(27,967,793)
Net increase (decrease)	(1,043,363)	(24,079,738)
Net assets, beginning	2,089,829	26,169,567
Net assets, ending	$1,046,466	$2,089,829

Units sold	119,243	4,939,125
Units redeemed	(911,710)	(25,191,454)
Net increase (decrease)	(792,467)	(20,252,329)
Units outstanding, beginning	1,354,627	21,606,956
Units outstanding, ending	562,160	1,354,627

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$77,080,714
Cost of units redeemed/account charges	(78,405,343)
Net investment income (loss)	(340,303)
Net realized gain (loss)	2,449,412
Realized gain distributions	135,763
Net change in unrealized appreciation (depreciation)	126,223
Net assets	$1,046,466

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.86	562	$1,046	1.25%	20.7%	12/31/2020	$1.90	0	$0	1.00%	21.0%	12/31/2020	$1.94	0	$0	0.75%	21.3%
12/31/2019	1.54	1,355	2,090	1.25%	27.4%	12/31/2019	1.57	0	0	1.00%	27.7%	12/31/2019	1.60	0	0	0.75%	28.0%
12/31/2018	1.21	21,607	26,170	1.25%	-20.4%	12/31/2018	1.23	0	0	1.00%	-20.2%	12/31/2018	1.25	0	0	0.75%	-20.0%
12/31/2017	1.52	23,476	35,704	1.25%	25.3%	12/31/2017	1.54	0	0	1.00%	25.6%	12/31/2017	1.56	0	0	0.75%	26.0%
12/31/2016	1.21	24,591	29,842	1.25%	-3.3%	12/31/2016	1.23	0	0	1.00%	-3.0%	12/31/2016	1.24	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	21.6%	12/31/2020	$2.02	0	$0	0.25%	21.9%	12/31/2020	$2.06	0	$0	0.00%	22.2%
12/31/2019	1.63	0	0	0.50%	28.3%	12/31/2019	1.66	0	0	0.25%	28.7%	12/31/2019	1.69	0	0	0.00%	29.0%
12/31/2018	1.27	0	0	0.50%	-19.8%	12/31/2018	1.29	0	0	0.25%	-19.6%	12/31/2018	1.31	0	0	0.00%	-19.4%
12/31/2017	1.58	0	0	0.50%	26.3%	12/31/2017	1.60	0	0	0.25%	26.6%	12/31/2017	1.62	0	0	0.00%	26.9%
12/31/2016	1.25	0	0	0.50%	-2.5%	12/31/2016	1.26	0	0	0.25%	-2.3%	12/31/2016	1.28	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.2%
2018	1.2%
2017	1.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl SmMid Co A Class - 06-764
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,090,595	$921,146	19,661
Receivables: investments sold	-
Payables: investments purchased	(731)
Net assets	$1,089,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$942,234	298,778	$3.15
Band 100	147,630	45,871	3.22
Band 75	-	-	3.28
Band 50	-	-	3.35
Band 25	-	-	3.42
Band 0	-	-	3.49
Total	$1,089,864	344,649

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(11,885)
Net investment income (loss)	(11,885)

Gain (loss) on investments:
Net realized gain (loss)	(102,925)
Realized gain distributions	81,201
Net change in unrealized appreciation (depreciation)	124,449
Net gain (loss)	102,725

Increase (decrease) in net assets from operations	$90,840

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,885)	$(10,896)
Net realized gain (loss)	(102,925)	(279)
Realized gain distributions	81,201	55,503
Net change in unrealized appreciation (depreciation)	124,449	211,014

Increase (decrease) in net assets from operations	90,840	255,342

Contract owner transactions:
Proceeds from units sold	96,150	86,528
Cost of units redeemed	(384,545)	(212,677)
Account charges	(236)	(332)
Increase (decrease)	(288,631)	(126,481)
Net increase (decrease)	(197,791)	128,861
Net assets, beginning	1,287,655	1,158,794
Net assets, ending	$1,089,864	$1,287,655

Units sold	40,619	38,304
Units redeemed	(198,312)	(93,198)
Net increase (decrease)	(157,693)	(54,894)
Units outstanding, beginning	502,342	557,236
Units outstanding, ending	344,649	502,342

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,340,612
Cost of units redeemed/account charges	(3,960,662)
Net investment income (loss)	(69,000)
Net realized gain (loss)	317,747
Realized gain distributions	291,718
Net change in unrealized appreciation (depreciation)	169,449
Net assets	$1,089,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.15	299	$942	1.25%	23.2%	12/31/2020	$3.22	46	$148	1.00%	23.5%	12/31/2020	$3.28	0	$0	0.75%	23.9%
12/31/2019	2.56	456	1,167	1.25%	23.2%	12/31/2019	2.61	46	120	1.00%	23.5%	12/31/2019	2.65	0	0	0.75%	23.8%
12/31/2018	2.08	509	1,057	1.25%	-10.6%	12/31/2018	2.11	48	102	1.00%	-10.4%	12/31/2018	2.14	0	0	0.75%	-10.1%
12/31/2017	2.32	734	1,705	1.25%	36.2%	12/31/2017	2.35	58	136	1.00%	36.6%	12/31/2017	2.38	0	0	0.75%	36.9%
12/31/2016	1.71	815	1,389	1.25%	-1.7%	12/31/2016	1.72	62	107	1.00%	-1.5%	12/31/2016	1.74	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.35	0	$0	0.50%	24.2%	12/31/2020	$3.42	0	$0	0.25%	24.5%	12/31/2020	$3.49	0	$0	0.00%	24.8%
12/31/2019	2.70	0	0	0.50%	24.2%	12/31/2019	2.75	0	0	0.25%	24.5%	12/31/2019	2.80	0	0	0.00%	24.8%
12/31/2018	2.17	0	0	0.50%	-9.9%	12/31/2018	2.21	0	0	0.25%	-9.7%	12/31/2018	2.24	0	0	0.00%	-9.5%
12/31/2017	2.41	0	0	0.50%	37.2%	12/31/2017	2.44	0	0	0.25%	37.6%	12/31/2017	2.48	0	0	0.00%	37.9%
12/31/2016	1.76	0	0	0.50%	-1.0%	12/31/2016	1.78	0	0	0.25%	-0.7%	12/31/2016	1.80	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.4%
2017	0.8%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl SmMId Co Y Class - 06-757
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,172	$62,607	1,294
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$71,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,194	22,121	$3.22
Band 100	-	-	3.28
Band 75	-	-	3.35
Band 50	-	-	3.42
Band 25	-	-	3.49
Band 0	-	-	3.56
Total	$71,194	22,121

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(866)
Net investment income (loss)	(866)

Gain (loss) on investments:
Net realized gain (loss)	(33,087)
Realized gain distributions	5,354
Net change in unrealized appreciation (depreciation)	3,446
Net gain (loss)	(24,287)

Increase (decrease) in net assets from operations	$(25,153)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(866)	$7,028
Net realized gain (loss)	(33,087)	(6,314)
Realized gain distributions	5,354	86,384
Net change in unrealized appreciation (depreciation)	3,446	311,250

Increase (decrease) in net assets from operations	(25,153)	398,348

Contract owner transactions:
Proceeds from units sold	135,687	285,091
Cost of units redeemed	(2,021,101)	(259,831)
Account charges	(159)	(501)
Increase (decrease)	(1,885,573)	24,759
Net increase (decrease)	(1,910,726)	423,107
Net assets, beginning	1,981,920	1,558,813
Net assets, ending	$71,194	$1,981,920

Units sold	61,037	109,729
Units redeemed	(737,327)	(96,867)
Net increase (decrease)	(676,290)	12,862
Units outstanding, beginning	698,411	685,549
Units outstanding, ending	22,121	698,411

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,974,367
Cost of units redeemed/account charges	(11,198,573)
Net investment income (loss)	(14,070)
Net realized gain (loss)	989,125
Realized gain distributions	311,780
Net change in unrealized appreciation (depreciation)	8,565
Net assets	$71,194

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.22	22	$71	1.25%	23.5%	12/31/2020	$3.28	0	$0	1.00%	23.8%	12/31/2020	$3.35	0	$0	0.75%	24.1%
12/31/2019	2.61	30	79	1.25%	23.5%	12/31/2019	2.65	0	0	1.00%	23.8%	12/31/2019	2.70	0	0	0.75%	24.1%
12/31/2018	2.11	13	28	1.25%	-10.4%	12/31/2018	2.14	0	0	1.00%	-10.2%	12/31/2018	2.17	0	0	0.75%	-9.9%
12/31/2017	2.35	622	1,465	1.25%	36.6%	12/31/2017	2.38	0	0	1.00%	36.9%	12/31/2017	2.41	0	0	0.75%	37.3%
12/31/2016	1.72	668	1,150	1.25%	-1.5%	12/31/2016	1.74	0	0	1.00%	-1.2%	12/31/2016	1.76	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	0	$0	0.50%	24.4%	12/31/2020	$3.49	0	$0	0.25%	24.8%	12/31/2020	$3.56	0	$0	0.00%	25.1%
12/31/2019	2.75	0	0	0.50%	24.5%	12/31/2019	2.80	0	0	0.25%	24.8%	12/31/2019	2.85	668	1,903	0.00%	25.1%
12/31/2018	2.21	0	0	0.50%	-9.7%	12/31/2018	2.24	0	0	0.25%	-9.5%	12/31/2018	2.28	672	1,530	0.00%	-9.2%
12/31/2017	2.45	0	0	0.50%	37.6%	12/31/2017	2.48	0	0	0.25%	38.0%	12/31/2017	2.51	649	1,628	0.00%	38.3%
12/31/2016	1.78	0	0	0.50%	-0.7%	12/31/2016	1.80	0	0	0.25%	-0.5%	12/31/2016	1.81	596	1,082	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.6%
2017	1.3%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Main St Mid Cap A Class - 06-262
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,511,263	$1,356,142	54,935
Receivables: investments sold	566
Payables: investments purchased	-
Net assets	$1,511,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,092,413	857,467	$1.27
Band 100	413,320	313,119	1.32
Band 75	-	-	1.37
Band 50	6,096	4,302	1.42
Band 25	-	-	1.47
Band 0	-	-	1.52
Total	$1,511,829	1,174,888

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,324)
Net investment income (loss)	(16,324)

Gain (loss) on investments:
Net realized gain (loss)	(81,214)
Realized gain distributions	45,622
Net change in unrealized appreciation (depreciation)	159,386
Net gain (loss)	123,794

Increase (decrease) in net assets from operations	$107,470

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,324)	$(16,216)
Net realized gain (loss)	(81,214)	(18,293)
Realized gain distributions	45,622	80,286
Net change in unrealized appreciation (depreciation)	159,386	357,261

Increase (decrease) in net assets from operations	107,470	403,038

Contract owner transactions:
Proceeds from units sold	366,984	362,658
Cost of units redeemed	(660,955)	(384,602)
Account charges	(301)	(484)
Increase (decrease)	(294,272)	(22,428)
Net increase (decrease)	(186,802)	380,610
Net assets, beginning	1,698,631	1,318,021
Net assets, ending	$1,511,829	$1,698,631

Units sold	388,804	335,615
Units redeemed	(618,185)	(350,322)
Net increase (decrease)	(229,381)	(14,707)
Units outstanding, beginning	1,404,269	1,418,976
Units outstanding, ending	1,174,888	1,404,269

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,195,384
Cost of units redeemed/account charges	(11,141,789)
Net investment income (loss)	(207,076)
Net realized gain (loss)	377,155
Realized gain distributions	1,133,034
Net change in unrealized appreciation (depreciation)	155,121
Net assets	$1,511,829

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	857	$1,092	1.25%	7.8%	12/31/2020	$1.32	313	$413	1.00%	8.0%	12/31/2020	$1.37	0	$0	0.75%	8.3%
12/31/2019	1.18	932	1,102	1.25%	30.5%	12/31/2019	1.22	354	433	1.00%	30.8%	12/31/2019	1.26	0	0	0.75%	31.2%
12/31/2018	0.91	902	817	1.25%	-13.3%	12/31/2018	0.93	363	339	1.00%	-13.1%	12/31/2018	0.96	0	0	0.75%	-12.9%
12/31/2017	1.05	1,543	1,613	1.25%	13.3%	12/31/2017	1.07	429	461	1.00%	13.5%	12/31/2017	1.11	0	0	0.75%	13.8%
12/31/2016	0.92	1,759	1,624	1.25%	12.0%	12/31/2016	0.95	437	414	1.00%	12.3%	12/31/2016	0.97	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	4	$6	0.50%	8.6%	12/31/2020	$1.47	0	$0	0.25%	8.9%	12/31/2020	$1.52	0	$0	0.00%	9.1%
12/31/2019	1.30	3	4	0.50%	31.5%	12/31/2019	1.35	0	0	0.25%	31.8%	12/31/2019	1.39	115	160	0.00%	32.1%
12/31/2018	0.99	5	5	0.50%	-12.7%	12/31/2018	1.02	0	0	0.25%	-12.5%	12/31/2018	1.05	148	156	0.00%	-12.3%
12/31/2017	1.14	7	8	0.50%	14.1%	12/31/2017	1.17	0	0	0.25%	14.4%	12/31/2017	1.20	150	181	0.00%	14.7%
12/31/2016	1.00	7	7	0.50%	12.9%	12/31/2016	1.02	0	0	0.25%	13.1%	12/31/2016	1.05	150	157	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.4%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Main St Mid Cap Y Class - 06-759
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$481,049	$426,480	15,841
Receivables: investments sold	539
Payables: investments purchased	-
Net assets	$481,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$481,588	209,889	$2.29
Band 100	-	-	2.34
Band 75	-	-	2.39
Band 50	-	-	2.44
Band 25	-	-	2.49
Band 0	-	-	2.54
Total	$481,588	209,889

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,085)
Net investment income (loss)	(5,085)

Gain (loss) on investments:
Net realized gain (loss)	36,868
Realized gain distributions	10,879
Net change in unrealized appreciation (depreciation)	(10,991)
Net gain (loss)	36,756

Increase (decrease) in net assets from operations	$31,671

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,085)	$(18,894)
Net realized gain (loss)	36,868	(131,942)
Realized gain distributions	10,879	43,095
Net change in unrealized appreciation (depreciation)	(10,991)	580,751

Increase (decrease) in net assets from operations	31,671	473,010

Contract owner transactions:
Proceeds from units sold	70,107	308,002
Cost of units redeemed	(619,081)	(1,779,470)
Account charges	(463)	(639)
Increase (decrease)	(549,437)	(1,472,107)
Net increase (decrease)	(517,766)	(999,097)
Net assets, beginning	999,354	1,998,451
Net assets, ending	$481,588	$999,354

Units sold	59,615	158,607
Units redeemed	(298,932)	(920,713)
Net increase (decrease)	(239,317)	(762,106)
Units outstanding, beginning	449,206	1,211,312
Units outstanding, ending	209,889	449,206

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,978,886
Cost of units redeemed/account charges	(7,454,810)
Net investment income (loss)	(77,840)
Net realized gain (loss)	(149,807)
Realized gain distributions	1,130,590
Net change in unrealized appreciation (depreciation)	54,569
Net assets	$481,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	210	$482	1.25%	8.1%	12/31/2020	$2.34	0	$0	1.00%	8.4%	12/31/2020	$2.39	0	$0	0.75%	8.6%
12/31/2019	2.12	218	463	1.25%	30.8%	12/31/2019	2.16	0	0	1.00%	31.2%	12/31/2019	2.20	0	0	0.75%	31.5%
12/31/2018	1.62	956	1,551	1.25%	-13.1%	12/31/2018	1.65	0	0	1.00%	-12.9%	12/31/2018	1.67	0	0	0.75%	-12.7%
12/31/2017	1.87	1,466	2,738	1.25%	13.6%	12/31/2017	1.89	0	0	1.00%	13.8%	12/31/2017	1.92	0	0	0.75%	14.1%
12/31/2016	1.64	1,919	3,156	1.25%	12.3%	12/31/2016	1.66	0	0	1.00%	12.5%	12/31/2016	1.68	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	0	$0	0.50%	8.9%	12/31/2020	$2.49	0	$0	0.25%	9.2%	12/31/2020	$2.54	0	$0	0.00%	9.4%
12/31/2019	2.24	0	0	0.50%	31.8%	12/31/2019	2.28	0	0	0.25%	32.1%	12/31/2019	2.32	231	537	0.00%	32.5%
12/31/2018	1.70	0	0	0.50%	-12.5%	12/31/2018	1.73	0	0	0.25%	-12.3%	12/31/2018	1.75	255	447	0.00%	-12.0%
12/31/2017	1.94	0	0	0.50%	14.4%	12/31/2017	1.97	0	0	0.25%	14.7%	12/31/2017	1.99	225	448	0.00%	15.0%
12/31/2016	1.70	0	0	0.50%	13.1%	12/31/2016	1.71	0	0	0.25%	13.4%	12/31/2016	1.73	186	322	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.2%
2017	0.6%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Main St All Cap Y Class - 06-758 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.43
Band 100	-	-	2.48
Band 75	-	-	2.53
Band 50	-	-	2.58
Band 25	-	-	2.63
Band 0	-	-	2.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$102,348
Cost of units redeemed/account charges	(116,350)
Net investment income (loss)	(1,449)
Net realized gain (loss)	8,694
Realized gain distributions	6,757
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.43	0	$0	1.25%	18.5%	12/31/2020	$2.48	0	$0	1.00%	18.8%	12/31/2020	$2.53	0	$0	0.75%	19.1%
12/31/2019	2.05	0	0	1.25%	31.5%	12/31/2019	2.09	0	0	1.00%	31.9%	12/31/2019	2.12	0	0	0.75%	32.2%
12/31/2018	1.56	0	0	1.25%	-11.3%	12/31/2018	1.58	0	0	1.00%	-11.1%	12/31/2018	1.61	0	0	0.75%	-10.9%
12/31/2017	1.76	0	0	1.25%	15.0%	12/31/2017	1.78	0	0	1.00%	15.2%	12/31/2017	1.80	0	0	0.75%	15.5%
12/31/2016	1.53	0	0	1.25%	8.7%	12/31/2016	1.54	0	0	1.00%	8.9%	12/31/2016	1.56	0	0	0.75%	9.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.58	0	$0	0.50%	19.4%	12/31/2020	$2.63	0	$0	0.25%	19.7%	12/31/2020	$2.69	0	$0	0.00%	20.0%
12/31/2019	2.16	0	0	0.50%	32.5%	12/31/2019	2.20	0	0	0.25%	32.9%	12/31/2019	2.24	0	0	0.00%	33.2%
12/31/2018	1.63	0	0	0.50%	-10.6%	12/31/2018	1.66	0	0	0.25%	-10.4%	12/31/2018	1.68	0	0	0.00%	-10.2%
12/31/2017	1.82	0	0	0.50%	15.8%	12/31/2017	1.85	0	0	0.25%	16.1%	12/31/2017	1.87	0	0	0.00%	16.4%
12/31/2016	1.58	0	0	0.50%	9.5%	12/31/2016	1.59	0	0	0.25%	9.7%	12/31/2016	1.61	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Main St All Cap A Class - 06-766
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,962	$298,482	14,847
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$344,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,065	113,897	$2.38
Band 100	72,958	30,039	2.43
Band 75	-	-	2.48
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.63
Total	$344,023	143,936

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,583
Mortality & expense charges	(5,545)
Net investment income (loss)	(3,962)

Gain (loss) on investments:
Net realized gain (loss)	(12,176)
Realized gain distributions	1,485
Net change in unrealized appreciation (depreciation)	(3,139)
Net gain (loss)	(13,830)

Increase (decrease) in net assets from operations	$(17,792)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,962)	$(5,593)
Net realized gain (loss)	(12,176)	(5,281)
Realized gain distributions	1,485	2,799
Net change in unrealized appreciation (depreciation)	(3,139)	206,735

Increase (decrease) in net assets from operations	(17,792)	198,660

Contract owner transactions:
Proceeds from units sold	194,040	64,916
Cost of units redeemed	(665,861)	(70,143)
Account charges	(52)	(69)
Increase (decrease)	(471,873)	(5,296)
Net increase (decrease)	(489,665)	193,364
Net assets, beginning	833,688	640,324
Net assets, ending	$344,023	$833,688

Units sold	90,181	36,464
Units redeemed	(360,103)	(39,738)
Net increase (decrease)	(269,922)	(3,274)
Units outstanding, beginning	413,858	417,132
Units outstanding, ending	143,936	413,858

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,566,034
Cost of units redeemed/account charges	(1,535,120)
Net investment income (loss)	(21,018)
Net realized gain (loss)	(21,649)
Realized gain distributions	310,296
Net change in unrealized appreciation (depreciation)	45,480
Net assets	$344,023

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.38	114	$271	1.25%	18.3%	12/31/2020	$2.43	30	$73	1.00%	18.6%	12/31/2020	$2.48	0	$0	0.75%	18.9%
12/31/2019	2.01	384	772	1.25%	31.2%	12/31/2019	2.05	30	62	1.00%	31.5%	12/31/2019	2.08	0	0	0.75%	31.9%
12/31/2018	1.53	387	594	1.25%	-11.5%	12/31/2018	1.56	30	47	1.00%	-11.3%	12/31/2018	1.58	0	0	0.75%	-11.1%
12/31/2017	1.73	474	820	1.25%	14.6%	12/31/2017	1.75	67	117	1.00%	14.9%	12/31/2017	1.78	0	0	0.75%	15.2%
12/31/2016	1.51	579	876	1.25%	8.5%	12/31/2016	1.53	30	46	1.00%	8.7%	12/31/2016	1.54	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	19.2%	12/31/2020	$2.58	0	$0	0.25%	19.5%	12/31/2020	$2.63	0	$0	0.00%	19.8%
12/31/2019	2.12	0	0	0.50%	32.2%	12/31/2019	2.16	0	0	0.25%	32.5%	12/31/2019	2.20	0	0	0.00%	32.9%
12/31/2018	1.61	0	0	0.50%	-10.8%	12/31/2018	1.63	0	0	0.25%	-10.6%	12/31/2018	1.66	0	0	0.00%	-10.4%
12/31/2017	1.80	0	0	0.50%	15.5%	12/31/2017	1.82	0	0	0.25%	15.8%	12/31/2017	1.85	0	0	0.00%	16.1%
12/31/2016	1.56	0	0	0.50%	9.3%	12/31/2016	1.58	0	0	0.25%	9.5%	12/31/2016	1.59	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.5%
2018	0.4%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Sen Floating Rate A Class - 06-078
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,472	$68,972	8,967
Receivables: investments sold	597
Payables: investments purchased	-
Net assets	$61,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,069	60,357	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$61,069	60,357

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,662
Mortality & expense charges	(672)
Net investment income (loss)	1,990

Gain (loss) on investments:
Net realized gain (loss)	(319)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(4,499)
Net gain (loss)	(4,818)

Increase (decrease) in net assets from operations	$(2,828)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,990	$2,041
Net realized gain (loss)	(319)	(227)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(4,499)	(1,274)

Increase (decrease) in net assets from operations	(2,828)	540

Contract owner transactions:
Proceeds from units sold	10,302	10,002
Cost of units redeemed	(2,248)	(5,595)
Account charges	(203)	(214)
Increase (decrease)	7,851	4,193
Net increase (decrease)	5,023	4,733
Net assets, beginning	56,046	51,313
Net assets, ending	$61,069	$56,046

Units sold	10,566	9,224
Units redeemed	(2,540)	(5,328)
Net increase (decrease)	8,026	3,896
Units outstanding, beginning	52,331	48,435
Units outstanding, ending	60,357	52,331

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$166,172
Cost of units redeemed/account charges	(106,753)
Net investment income (loss)	10,039
Net realized gain (loss)	111
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(8,500)
Net assets	$61,069

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	60	$61	1.25%	-5.5%	12/31/2020	$1.03	0	$0	1.00%	-5.3%	12/31/2020	$1.05	0	$0	0.75%	-5.1%
12/31/2019	1.07	52	56	1.25%	1.1%	12/31/2019	1.09	0	0	1.00%	1.3%	12/31/2019	1.10	0	0	0.75%	1.6%
12/31/2018	1.06	48	51	1.25%	-2.1%	12/31/2018	1.07	0	0	1.00%	-1.9%	12/31/2018	1.08	0	0	0.75%	-1.6%
12/31/2017	1.08	35	38	1.25%	2.5%	12/31/2017	1.09	0	0	1.00%	2.7%	12/31/2017	1.10	0	0	0.75%	3.0%
12/31/2016	1.06	33	34	1.25%	11.4%	12/31/2016	1.06	0	0	1.00%	11.6%	12/31/2016	1.07	0	0	0.75%	11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.06	0	$0	0.50%	-4.8%	12/31/2020	$1.08	0	$0	0.25%	-4.6%	12/31/2020	$1.10	0	$0	0.00%	-4.3%
12/31/2019	1.12	0	0	0.50%	1.9%	12/31/2019	1.13	0	0	0.25%	2.1%	12/31/2019	1.15	0	0	0.00%	2.4%
12/31/2018	1.10	0	0	0.50%	-1.4%	12/31/2018	1.11	0	0	0.25%	-1.1%	12/31/2018	1.12	0	0	0.00%	-0.9%
12/31/2017	1.11	0	0	0.50%	3.3%	12/31/2017	1.12	0	0	0.25%	3.5%	12/31/2017	1.13	0	0	0.00%	3.8%
12/31/2016	1.08	0	0	0.50%	12.2%	12/31/2016	1.08	0	0	0.25%	12.5%	12/31/2016	1.09	27	30	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.5%
2019	5.0%
2018	4.6%
2017	4.6%
2016	4.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Sen Floating Rate Y Class - 06-062
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,469	$23,608	3,345
Receivables: investments sold	2,248
Payables: investments purchased	-
Net assets	$22,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,717	22,128	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$22,717	22,128

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$979
Mortality & expense charges	(236)
Net investment income (loss)	743

Gain (loss) on investments:
Net realized gain (loss)	(32)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,684)
Net gain (loss)	(1,716)

Increase (decrease) in net assets from operations	$(973)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$743	$753
Net realized gain (loss)	(32)	(165)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,684)	(274)

Increase (decrease) in net assets from operations	(973)	314

Contract owner transactions:
Proceeds from units sold	3,845	3,175
Cost of units redeemed	-	(3,668)
Account charges	(2)	(2)
Increase (decrease)	3,843	(495)
Net increase (decrease)	2,870	(181)
Net assets, beginning	19,847	20,028
Net assets, ending	$22,717	$19,847

Units sold	3,824	2,900
Units redeemed	(2)	(3,314)
Net increase (decrease)	3,822	(414)
Units outstanding, beginning	18,306	18,720
Units outstanding, ending	22,128	18,306

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$408,071
Cost of units redeemed/account charges	(394,037)
Net investment income (loss)	9,621
Net realized gain (loss)	2,201
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,139)
Net assets	$22,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	22	$23	1.25%	-5.3%	12/31/2020	$1.04	0	$0	1.00%	-5.1%	12/31/2020	$1.06	0	$0	0.75%	-4.8%
12/31/2019	1.08	18	20	1.25%	1.3%	12/31/2019	1.10	0	0	1.00%	1.6%	12/31/2019	1.11	0	0	0.75%	1.8%
12/31/2018	1.07	19	20	1.25%	-2.0%	12/31/2018	1.08	0	0	1.00%	-1.8%	12/31/2018	1.09	0	0	0.75%	-1.5%
12/31/2017	1.09	104	114	1.25%	2.9%	12/31/2017	1.10	0	0	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.4%
12/31/2016	1.06	45	47	1.25%	11.6%	12/31/2016	1.07	0	0	1.00%	11.9%	12/31/2016	1.07	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	-4.6%	12/31/2020	$1.10	0	$0	0.25%	-4.4%	12/31/2020	$1.11	0	$0	0.00%	-4.1%
12/31/2019	1.13	0	0	0.50%	2.1%	12/31/2019	1.15	0	0	0.25%	2.4%	12/31/2019	1.16	0	0	0.00%	2.6%
12/31/2018	1.11	0	0	0.50%	-1.3%	12/31/2018	1.12	0	0	0.25%	-1.0%	12/31/2018	1.13	0	0	0.00%	-0.8%
12/31/2017	1.12	0	0	0.50%	3.6%	12/31/2017	1.13	0	0	0.25%	3.9%	12/31/2017	1.14	0	0	0.00%	4.2%
12/31/2016	1.08	0	0	0.50%	12.5%	12/31/2016	1.09	0	0	0.25%	12.8%	12/31/2016	1.10	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	4.9%
2018	7.8%
2017	4.6%
2016	5.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Sel A Class - 06-317
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,297	$163,285	5,407
Receivables: investments sold	-
Payables: investments purchased	(479)
Net assets	$150,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,818	91,072	$1.66
Band 100	-	-	1.71
Band 75	-	-	1.77
Band 50	-	-	1.83
Band 25	-	-	1.89
Band 0	-	-	1.95
Total	$150,818	91,072

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,412
Mortality & expense charges	(1,555)
Net investment income (loss)	1,857

Gain (loss) on investments:
Net realized gain (loss)	(3,834)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,672
Net gain (loss)	(2,162)

Increase (decrease) in net assets from operations	$(305)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,857	$936
Net realized gain (loss)	(3,834)	(152)
Realized gain distributions	-	28,781
Net change in unrealized appreciation (depreciation)	1,672	(1,153)

Increase (decrease) in net assets from operations	(305)	28,412

Contract owner transactions:
Proceeds from units sold	18,058	13,705
Cost of units redeemed	(9,796)	(6,102)
Account charges	(639)	(464)
Increase (decrease)	7,623	7,139
Net increase (decrease)	7,318	35,551
Net assets, beginning	143,500	107,949
Net assets, ending	$150,818	$143,500

Units sold	13,346	9,059
Units redeemed	(7,567)	(4,557)
Net increase (decrease)	5,779	4,502
Units outstanding, beginning	85,293	80,791
Units outstanding, ending	91,072	85,293

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,133,459
Cost of units redeemed/account charges	(1,145,261)
Net investment income (loss)	7,076
Net realized gain (loss)	115,489
Realized gain distributions	52,043
Net change in unrealized appreciation (depreciation)	(11,988)
Net assets	$150,818

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	91	$151	1.25%	-1.6%	12/31/2020	$1.71	0	$0	1.00%	-1.3%	12/31/2020	$1.77	0	$0	0.75%	-1.1%
12/31/2019	1.68	85	144	1.25%	25.9%	12/31/2019	1.73	0	0	1.00%	26.2%	12/31/2019	1.79	0	0	0.75%	26.5%
12/31/2018	1.34	81	108	1.25%	-12.5%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.41	0	0	0.75%	-12.0%
12/31/2017	1.53	164	251	1.25%	14.5%	12/31/2017	1.57	0	0	1.00%	14.8%	12/31/2017	1.61	0	0	0.75%	15.1%
12/31/2016	1.33	174	232	1.25%	11.0%	12/31/2016	1.36	0	0	1.00%	11.3%	12/31/2016	1.40	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	0	$0	0.50%	-0.8%	12/31/2020	$1.89	0	$0	0.25%	-0.6%	12/31/2020	$1.95	0	$0	0.00%	-0.3%
12/31/2019	1.84	0	0	0.50%	26.9%	12/31/2019	1.90	0	0	0.25%	27.2%	12/31/2019	1.96	0	0	0.00%	27.5%
12/31/2018	1.45	0	0	0.50%	-11.8%	12/31/2018	1.49	0	0	0.25%	-11.6%	12/31/2018	1.54	0	0	0.00%	-11.4%
12/31/2017	1.65	0	0	0.50%	15.4%	12/31/2017	1.69	0	0	0.25%	15.7%	12/31/2017	1.73	0	0	0.00%	15.9%
12/31/2016	1.43	0	0	0.50%	11.8%	12/31/2016	1.46	0	0	0.25%	12.1%	12/31/2016	1.49	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.0%
2018	0.9%
2017	1.0%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Sel Y Class - 06-762
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$187
Mortality & expense charges	(211)
Net investment income (loss)	(24)

Gain (loss) on investments:
Net realized gain (loss)	(27,489)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,159
Net gain (loss)	(19,330)

Increase (decrease) in net assets from operations	$(19,354)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24)	$505
Net realized gain (loss)	(27,489)	(38)
Realized gain distributions	-	11,869
Net change in unrealized appreciation (depreciation)	8,159	(677)

Increase (decrease) in net assets from operations	(19,354)	11,659

Contract owner transactions:
Proceeds from units sold	9,962	8,700
Cost of units redeemed	(51,483)	(95)
Account charges	-	(2)
Increase (decrease)	(41,521)	8,603
Net increase (decrease)	(60,875)	20,262
Net assets, beginning	60,875	40,613
Net assets, ending	$-	$60,875

Units sold	6,506	4,804
Units redeemed	(36,586)	(49)
Net increase (decrease)	(30,080)	4,755
Units outstanding, beginning	30,080	25,325
Units outstanding, ending	-	30,080

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$125,809
Cost of units redeemed/account charges	(122,745)
Net investment income (loss)	1,299
Net realized gain (loss)	(22,225)
Realized gain distributions	17,862
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	0	$0	1.25%	-1.3%	12/31/2020	$2.04	0	$0	1.00%	-1.1%	12/31/2020	$2.08	0	$0	0.75%	-0.8%
12/31/2019	2.02	30	61	1.25%	26.2%	12/31/2019	2.06	0	0	1.00%	26.5%	12/31/2019	2.10	0	0	0.75%	26.8%
12/31/2018	1.60	25	41	1.25%	-12.2%	12/31/2018	1.63	0	0	1.00%	-12.0%	12/31/2018	1.65	0	0	0.75%	-11.8%
12/31/2017	1.83	19	34	1.25%	14.8%	12/31/2017	1.85	0	0	1.00%	15.1%	12/31/2017	1.87	0	0	0.75%	15.4%
12/31/2016	1.59	23	36	1.25%	11.3%	12/31/2016	1.61	0	0	1.00%	11.6%	12/31/2016	1.63	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	0	$0	0.50%	-0.6%	12/31/2020	$2.17	0	$0	0.25%	-0.3%	12/31/2020	$2.21	0	$0	0.00%	-0.1%
12/31/2019	2.13	0	0	0.50%	27.1%	12/31/2019	2.17	0	0	0.25%	27.5%	12/31/2019	2.21	0	0	0.00%	27.8%
12/31/2018	1.68	0	0	0.50%	-11.6%	12/31/2018	1.70	0	0	0.25%	-11.3%	12/31/2018	1.73	0	0	0.00%	-11.1%
12/31/2017	1.90	0	0	0.50%	15.6%	12/31/2017	1.92	0	0	0.25%	15.9%	12/31/2017	1.95	0	0	0.00%	16.2%
12/31/2016	1.64	0	0	0.50%	12.1%	12/31/2016	1.66	0	0	0.25%	12.4%	12/31/2016	1.68	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	2.3%
2018	1.8%
2017	1.0%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Prt Active Alloc Y Class - 06-893
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,648	$56,151	3,925
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$58,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,652	39,354	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$58,652	39,354

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$585
Mortality & expense charges	(1,631)
Net investment income (loss)	(1,046)

Gain (loss) on investments:
Net realized gain (loss)	6,489
Realized gain distributions	5,961
Net change in unrealized appreciation (depreciation)	(8,264)
Net gain (loss)	4,186

Increase (decrease) in net assets from operations	$3,140

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,046)	$3,480
Net realized gain (loss)	6,489	1,879
Realized gain distributions	5,961	10,493
Net change in unrealized appreciation (depreciation)	(8,264)	19,601

Increase (decrease) in net assets from operations	3,140	35,453

Contract owner transactions:
Proceeds from units sold	13,645	32,139
Cost of units redeemed	(158,050)	(24,125)
Account charges	(208)	(211)
Increase (decrease)	(144,613)	7,803
Net increase (decrease)	(141,473)	43,256
Net assets, beginning	200,125	156,869
Net assets, ending	$58,652	$200,125

Units sold	15,970	26,094
Units redeemed	(126,758)	(19,640)
Net increase (decrease)	(110,788)	6,454
Units outstanding, beginning	150,142	143,688
Units outstanding, ending	39,354	150,142

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$347,043
Cost of units redeemed/account charges	(320,371)
Net investment income (loss)	4,109
Net realized gain (loss)	8,920
Realized gain distributions	16,454
Net change in unrealized appreciation (depreciation)	2,497
Net assets	$58,652

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	39	$59	1.25%	11.8%	12/31/2020	$1.51	0	$0	1.00%	12.1%	12/31/2020	$1.54	0	$0	0.75%	12.4%
12/31/2019	1.33	150	200	1.25%	22.1%	12/31/2019	1.35	0	0	1.00%	22.4%	12/31/2019	1.37	0	0	0.75%	22.7%
12/31/2018	1.09	144	157	1.25%	-10.5%	12/31/2018	1.10	0	0	1.00%	-10.3%	12/31/2018	1.11	0	0	0.75%	-10.1%
12/31/2017	1.22	129	158	1.25%	18.1%	12/31/2017	1.23	0	0	1.00%	18.4%	12/31/2017	1.24	0	0	0.75%	18.7%
12/31/2016	1.03	0	0	1.25%	3.3%	12/31/2016	1.04	0	0	1.00%	3.6%	12/31/2016	1.04	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	12.7%	12/31/2020	$1.58	0	$0	0.25%	12.9%	12/31/2020	$1.61	0	$0	0.00%	13.2%
12/31/2019	1.38	0	0	0.50%	23.0%	12/31/2019	1.40	0	0	0.25%	23.3%	12/31/2019	1.42	0	0	0.00%	23.6%
12/31/2018	1.12	0	0	0.50%	-9.9%	12/31/2018	1.14	0	0	0.25%	-9.6%	12/31/2018	1.15	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	19.0%	12/31/2017	1.26	0	0	0.25%	19.3%	12/31/2017	1.27	0	0	0.00%	19.6%
12/31/2016	1.05	0	0	0.50%	4.1%	12/31/2016	1.05	0	0	0.25%	4.3%	12/31/2016	1.06	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	3.3%
2018	1.8%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Total Ret Bond Y Class - 06-894
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$482,737	$471,250	69,275
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$482,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$482,851	406,657	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$482,851	406,657

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,854
Mortality & expense charges	(5,993)
Net investment income (loss)	4,861

Gain (loss) on investments:
Net realized gain (loss)	3,486
Realized gain distributions	29,173
Net change in unrealized appreciation (depreciation)	(454)
Net gain (loss)	32,205

Increase (decrease) in net assets from operations	$37,066

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,861	$10,629
Net realized gain (loss)	3,486	4,381
Realized gain distributions	29,173	1,427
Net change in unrealized appreciation (depreciation)	(454)	28,093

Increase (decrease) in net assets from operations	37,066	44,530

Contract owner transactions:
Proceeds from units sold	81,961	96,175
Cost of units redeemed	(122,686)	(204,990)
Account charges	(39)	(68)
Increase (decrease)	(40,764)	(108,883)
Net increase (decrease)	(3,698)	(64,353)
Net assets, beginning	486,549	550,902
Net assets, ending	$482,851	$486,549

Units sold	71,625	88,779
Units redeemed	(108,095)	(190,352)
Net increase (decrease)	(36,470)	(101,573)
Units outstanding, beginning	443,127	544,700
Units outstanding, ending	406,657	443,127

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,074,935
Cost of units redeemed/account charges	(3,671,446)
Net investment income (loss)	66,212
Net realized gain (loss)	(28,937)
Realized gain distributions	30,600
Net change in unrealized appreciation (depreciation)	11,487
Net assets	$482,851

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	407	$483	1.25%	8.1%	12/31/2020	$1.21	0	$0	1.00%	8.4%	12/31/2020	$1.22	0	$0	0.75%	8.7%
12/31/2019	1.10	443	487	1.25%	8.6%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.13	0	0	0.75%	9.1%
12/31/2018	1.01	545	551	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.03	0	0	0.75%	-1.6%
12/31/2017	1.03	484	500	1.25%	3.3%	12/31/2017	1.04	0	0	1.00%	3.6%	12/31/2017	1.05	0	0	0.75%	3.8%
12/31/2016	1.00	2,265	2,264	1.25%	1.7%	12/31/2016	1.00	0	0	1.00%	2.0%	12/31/2016	1.01	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	9.0%	12/31/2020	$1.26	0	$0	0.25%	9.2%	12/31/2020	$1.28	0	$0	0.00%	9.5%
12/31/2019	1.14	0	0	0.50%	9.4%	12/31/2019	1.15	0	0	0.25%	9.7%	12/31/2019	1.17	0	0	0.00%	9.9%
12/31/2018	1.04	0	0	0.50%	-1.3%	12/31/2018	1.05	0	0	0.25%	-1.1%	12/31/2018	1.06	0	0	0.00%	-0.8%
12/31/2017	1.06	0	0	0.50%	4.1%	12/31/2017	1.06	0	0	0.25%	4.3%	12/31/2017	1.07	0	0	0.00%	4.6%
12/31/2016	1.01	0	0	0.50%	2.5%	12/31/2016	1.02	0	0	0.25%	2.8%	12/31/2016	1.02	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.4%
2018	3.5%
2017	2.6%
2016	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Prt Active Alloc A Class - 06-924
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,328	$2,292	158
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,328	1,585	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$2,328	1,585

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18
Mortality & expense charges	(23)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	(20)
Realized gain distributions	241
Net change in unrealized appreciation (depreciation)	16
Net gain (loss)	237

Increase (decrease) in net assets from operations	$232

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$15
Net realized gain (loss)	(20)	(196)
Realized gain distributions	241	79
Net change in unrealized appreciation (depreciation)	16	2,496

Increase (decrease) in net assets from operations	232	2,394

Contract owner transactions:
Proceeds from units sold	1,607	1,309
Cost of units redeemed	(990)	(22,002)
Account charges	(2)	(15)
Increase (decrease)	615	(20,708)
Net increase (decrease)	847	(18,314)
Net assets, beginning	1,481	19,795
Net assets, ending	$2,328	$1,481

Units sold	1,234	1,086
Units redeemed	(774)	(17,455)
Net increase (decrease)	460	(16,369)
Units outstanding, beginning	1,125	17,494
Units outstanding, ending	1,585	1,125

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,356,197
Cost of units redeemed/account charges	(1,627,861)
Net investment income (loss)	10,386
Net realized gain (loss)	263,250
Realized gain distributions	320
Net change in unrealized appreciation (depreciation)	36
Net assets	$2,328

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	2	$2	1.25%	11.6%	12/31/2020	$1.49	0	$0	1.00%	11.9%	12/31/2020	$1.51	0	$0	0.75%	12.2%
12/31/2019	1.32	1	1	1.25%	21.7%	12/31/2019	1.33	0	0	1.00%	22.1%	12/31/2019	1.35	0	0	0.75%	22.4%
12/31/2018	1.08	1	1	1.25%	-10.8%	12/31/2018	1.09	0	0	1.00%	-10.6%	12/31/2018	1.10	0	0	0.75%	-10.3%
12/31/2017	1.21	517	626	1.25%	17.9%	12/31/2017	1.22	0	0	1.00%	18.2%	12/31/2017	1.23	0	0	0.75%	18.5%
12/31/2016	1.03	519	534	1.25%	3.1%	12/31/2016	1.03	0	0	1.00%	3.3%	12/31/2016	1.04	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	12.5%	12/31/2020	$1.56	0	$0	0.25%	12.8%	12/31/2020	$1.58	0	$0	0.00%	13.0%
12/31/2019	1.37	0	0	0.50%	22.7%	12/31/2019	1.38	0	0	0.25%	23.0%	12/31/2019	1.40	0	0	0.00%	23.3%
12/31/2018	1.11	0	0	0.50%	-10.1%	12/31/2018	1.12	0	0	0.25%	-9.9%	12/31/2018	1.14	16	18	0.00%	-9.7%
12/31/2017	1.24	0	0	0.50%	18.8%	12/31/2017	1.25	0	0	0.25%	19.1%	12/31/2017	1.26	494	621	0.00%	19.4%
12/31/2016	1.04	0	0	0.50%	3.8%	12/31/2016	1.05	0	0	0.25%	4.1%	12/31/2016	1.05	492	518	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.4%
2018	0.1%
2017	1.2%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Total Ret Bond A Class - 06-926
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,755,756	$1,733,710	251,695
Receivables: investments sold	11,147
Payables: investments purchased	-
Net assets	$1,766,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,766,903	1,514,131	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$1,766,903	1,514,131

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$26,450
Mortality & expense charges	(17,208)
Net investment income (loss)	9,242

Gain (loss) on investments:
Net realized gain (loss)	15,502
Realized gain distributions	75,778
Net change in unrealized appreciation (depreciation)	(5,400)
Net gain (loss)	85,880

Increase (decrease) in net assets from operations	$95,122

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,242	$17,859
Net realized gain (loss)	15,502	1,463
Realized gain distributions	75,778	3,866
Net change in unrealized appreciation (depreciation)	(5,400)	58,064

Increase (decrease) in net assets from operations	95,122	81,252

Contract owner transactions:
Proceeds from units sold	830,740	356,584
Cost of units redeemed	(490,047)	(99,997)
Account charges	(354)	(585)
Increase (decrease)	340,339	256,002
Net increase (decrease)	435,461	337,254
Net assets, beginning	1,331,442	994,188
Net assets, ending	$1,766,903	$1,331,442

Units sold	720,808	332,113
Units redeemed	(437,943)	(95,606)
Net increase (decrease)	282,865	236,507
Units outstanding, beginning	1,231,266	994,759
Units outstanding, ending	1,514,131	1,231,266

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,182,930
Cost of units redeemed/account charges	(1,607,194)
Net investment income (loss)	76,848
Net realized gain (loss)	12,629
Realized gain distributions	79,644
Net change in unrealized appreciation (depreciation)	22,046
Net assets	$1,766,903

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	1,514	$1,767	1.25%	7.9%	12/31/2020	$1.18	0	$0	1.00%	8.2%	12/31/2020	$1.20	0	$0	0.75%	8.5%
12/31/2019	1.08	1,231	1,331	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.11	0	0	0.75%	8.7%
12/31/2018	1.00	995	994	1.25%	-2.3%	12/31/2018	1.01	0	0	1.00%	-2.1%	12/31/2018	1.02	0	0	0.75%	-1.9%
12/31/2017	1.02	1,300	1,330	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%
12/31/2016	0.99	1,272	1,264	1.25%	1.5%	12/31/2016	1.00	0	0	1.00%	1.7%	12/31/2016	1.00	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.7%	12/31/2020	$1.24	0	$0	0.25%	9.0%	12/31/2020	$1.26	0	$0	0.00%	9.3%
12/31/2019	1.12	0	0	0.50%	9.0%	12/31/2019	1.14	0	0	0.25%	9.3%	12/31/2019	1.15	0	0	0.00%	9.6%
12/31/2018	1.03	0	0	0.50%	-1.6%	12/31/2018	1.04	0	0	0.25%	-1.4%	12/31/2018	1.05	0	0	0.00%	-1.1%
12/31/2017	1.05	0	0	0.50%	3.8%	12/31/2017	1.05	0	0	0.25%	4.0%	12/31/2017	1.06	0	0	0.00%	4.3%
12/31/2016	1.01	0	0	0.50%	2.2%	12/31/2016	1.01	0	0	0.25%	2.5%	12/31/2016	1.02	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.7%
2018	3.2%
2017	2.8%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,962,906	$6,825,731	166,551
Receivables: investments sold	-
Payables: investments purchased	(60,732)
Net assets	$8,902,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,973,509	3,630,339	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	2,928,665	1,691,754	1.73
Total	$8,902,174	5,322,093

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,946
Mortality & expense charges	(60,134)
Net investment income (loss)	(29,188)

Gain (loss) on investments:
Net realized gain (loss)	(1,208)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,327,798
Net gain (loss)	1,326,590

Increase (decrease) in net assets from operations	$1,297,402

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,188)	$(2,348)
Net realized gain (loss)	(1,208)	276,248
Realized gain distributions	-	140,840
Net change in unrealized appreciation (depreciation)	1,327,798	991,484

Increase (decrease) in net assets from operations	1,297,402	1,406,224

Contract owner transactions:
Proceeds from units sold	1,436,763	3,344,490
Cost of units redeemed	(1,509,186)	(3,078,115)
Account charges	(6,616)	(6,122)
Increase (decrease)	(79,039)	260,253
Net increase (decrease)	1,218,363	1,666,477
Net assets, beginning	7,683,811	6,017,334
Net assets, ending	$8,902,174	$7,683,811

Units sold	1,101,139	2,516,207
Units redeemed	(1,131,691)	(2,339,001)
Net increase (decrease)	(30,552)	177,206
Units outstanding, beginning	5,352,645	5,175,439
Units outstanding, ending	5,322,093	5,352,645

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,174,698
Cost of units redeemed/account charges	(5,964,626)
Net investment income (loss)	19,554
Net realized gain (loss)	394,533
Realized gain distributions	140,840
Net change in unrealized appreciation (depreciation)	2,137,175
Net assets	$8,902,174

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	3,630	$5,974	1.25%	16.2%	12/31/2020	$1.66	0	$0	1.00%	16.5%	12/31/2020	$1.68	0	$0	0.75%	16.8%
12/31/2019	1.42	3,469	4,913	1.25%	23.0%	12/31/2019	1.43	0	0	1.00%	23.3%	12/31/2019	1.44	0	0	0.75%	23.6%
12/31/2018	1.15	3,236	3,726	1.25%	-12.9%	12/31/2018	1.16	0	0	1.00%	-12.7%	12/31/2018	1.16	0	0	0.75%	-12.5%
12/31/2017	1.32	491	649	1.25%	33.7%	12/31/2017	1.33	0	0	1.00%	34.0%	12/31/2017	1.33	0	0	0.75%	34.3%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	17.1%	12/31/2020	$1.71	0	$0	0.25%	17.4%	12/31/2020	$1.73	1,692	$2,929	0.00%	17.7%
12/31/2019	1.45	0	0	0.50%	23.9%	12/31/2019	1.46	0	0	0.25%	24.2%	12/31/2019	1.47	1,883	2,771	0.00%	24.5%
12/31/2018	1.17	0	0	0.50%	-12.2%	12/31/2018	1.18	0	0	0.25%	-12.0%	12/31/2018	1.18	1,939	2,291	0.00%	-11.8%
12/31/2017	1.33	0	0	0.50%	34.7%	12/31/2017	1.34	0	0	0.25%	35.0%	12/31/2017	1.34	2,008	2,690	0.00%	35.3%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.0%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.7%
2018	1.0%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl SmMid Co R6 Class - 06-FCC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,351	$62,873	1,291
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$71,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,401	37,801	$1.89
Band 100	-	-	1.91
Band 75	-	-	1.93
Band 50	-	-	1.95
Band 25	-	-	1.97
Band 0	-	-	1.99
Total	$71,401	37,801

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(681)
Net investment income (loss)	(681)

Gain (loss) on investments:
Net realized gain (loss)	7
Realized gain distributions	5,344
Net change in unrealized appreciation (depreciation)	9,072
Net gain (loss)	14,423

Increase (decrease) in net assets from operations	$13,742

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(681)	$(355)
Net realized gain (loss)	7	(259)
Realized gain distributions	5,344	2,144
Net change in unrealized appreciation (depreciation)	9,072	7,729

Increase (decrease) in net assets from operations	13,742	9,259

Contract owner transactions:
Proceeds from units sold	7,226	5,645
Cost of units redeemed	(120)	(2,713)
Account charges	-	-
Increase (decrease)	7,106	2,932
Net increase (decrease)	20,848	12,191
Net assets, beginning	50,553	38,362
Net assets, ending	$71,401	$50,553

Units sold	4,895	3,935
Units redeemed	(194)	(1,913)
Net increase (decrease)	4,701	2,022
Units outstanding, beginning	33,100	31,078
Units outstanding, ending	37,801	33,100

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$58,316
Cost of units redeemed/account charges	(6,180)
Net investment income (loss)	(805)
Net realized gain (loss)	37
Realized gain distributions	11,555
Net change in unrealized appreciation (depreciation)	8,478
Net assets	$71,401

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	38	$71	1.25%	23.7%	12/31/2020	$1.91	0	$0	1.00%	24.0%	12/31/2020	$1.93	0	$0	0.75%	24.3%
12/31/2019	1.53	33	51	1.25%	23.7%	12/31/2019	1.54	0	0	1.00%	24.0%	12/31/2019	1.55	0	0	0.75%	24.3%
12/31/2018	1.23	31	38	1.25%	-10.2%	12/31/2018	1.24	0	0	1.00%	-10.0%	12/31/2018	1.25	0	0	0.75%	-9.8%
12/31/2017	1.38	19	27	1.25%	36.8%	12/31/2017	1.38	0	0	1.00%	37.2%	12/31/2017	1.38	0	0	0.75%	37.5%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.5%	12/31/2016	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	0	$0	0.50%	24.6%	12/31/2020	$1.97	0	$0	0.25%	24.9%	12/31/2020	$1.99	0	$0	0.00%	25.2%
12/31/2019	1.56	0	0	0.50%	24.7%	12/31/2019	1.57	0	0	0.25%	25.0%	12/31/2019	1.59	0	0	0.00%	25.3%
12/31/2018	1.25	0	0	0.50%	-9.5%	12/31/2018	1.26	0	0	0.25%	-9.3%	12/31/2018	1.27	0	0	0.00%	-9.1%
12/31/2017	1.39	0	0	0.50%	37.8%	12/31/2017	1.39	0	0	0.25%	38.2%	12/31/2017	1.39	0	0	0.00%	38.5%
12/31/2016	1.01	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.5%
2018	1.2%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Growth R6 Class - 06-FNC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,116,294	$1,003,726	23,689
Receivables: investments sold	-
Payables: investments purchased	(5,986)
Net assets	$1,110,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,110,308	707,211	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$1,110,308	707,211

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,885
Mortality & expense charges	(23,502)
Net investment income (loss)	(20,617)

Gain (loss) on investments:
Net realized gain (loss)	171,499
Realized gain distributions	143,608
Net change in unrealized appreciation (depreciation)	(78,088)
Net gain (loss)	237,019

Increase (decrease) in net assets from operations	$216,402

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,617)	$(21,052)
Net realized gain (loss)	171,499	40,709
Realized gain distributions	143,608	-
Net change in unrealized appreciation (depreciation)	(78,088)	1,060,677

Increase (decrease) in net assets from operations	216,402	1,080,334

Contract owner transactions:
Proceeds from units sold	158,840	3,213,509
Cost of units redeemed	(2,055,874)	(5,507,286)
Account charges	(1,461)	(3,340)
Increase (decrease)	(1,898,495)	(2,297,117)
Net increase (decrease)	(1,682,093)	(1,216,783)
Net assets, beginning	2,792,401	4,009,184
Net assets, ending	$1,110,308	$2,792,401

Units sold	126,786	2,703,712
Units redeemed	(1,569,650)	(4,491,382)
Net increase (decrease)	(1,442,864)	(1,787,670)
Units outstanding, beginning	2,150,075	3,937,745
Units outstanding, ending	707,211	2,150,075

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,842,039
Cost of units redeemed/account charges	(9,218,253)
Net investment income (loss)	(10,859)
Net realized gain (loss)	241,205
Realized gain distributions	143,608
Net change in unrealized appreciation (depreciation)	112,568
Net assets	$1,110,308

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	707	$1,110	1.25%	20.9%	12/31/2020	$1.59	0	$0	1.00%	21.2%	12/31/2020	$1.60	0	$0	0.75%	21.5%
12/31/2019	1.30	2,150	2,792	1.25%	27.6%	12/31/2019	1.31	0	0	1.00%	27.9%	12/31/2019	1.32	0	0	0.75%	28.2%
12/31/2018	1.02	3,938	4,009	1.25%	-20.2%	12/31/2018	1.02	0	0	1.00%	-20.0%	12/31/2018	1.03	0	0	0.75%	-19.8%
12/31/2017	1.28	1,722	2,197	1.25%	25.6%	12/31/2017	1.28	0	0	1.00%	25.9%	12/31/2017	1.28	0	0	0.75%	26.2%
12/31/2016	1.02	0	0	1.25%	1.6%	12/31/2016	1.02	0	0	1.00%	1.7%	12/31/2016	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	21.8%	12/31/2020	$1.64	0	$0	0.25%	22.1%	12/31/2020	$1.65	0	$0	0.00%	22.4%
12/31/2019	1.33	0	0	0.50%	28.5%	12/31/2019	1.34	0	0	0.25%	28.8%	12/31/2019	1.35	0	0	0.00%	29.2%
12/31/2018	1.03	0	0	0.50%	-19.6%	12/31/2018	1.04	0	0	0.25%	-19.4%	12/31/2018	1.04	0	0	0.00%	-19.2%
12/31/2017	1.29	0	0	0.50%	26.5%	12/31/2017	1.29	0	0	0.25%	26.8%	12/31/2017	1.29	0	0	0.00%	27.2%
12/31/2016	1.02	0	0	0.50%	1.7%	12/31/2016	1.02	0	0	0.25%	1.7%	12/31/2016	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.3%
2018	2.1%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global R6 Class - 06-FYV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,284	$90,963	1,135
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$132,241

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,241	83,582	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$132,241	83,582

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,302)
Net investment income (loss)	(1,302)

Gain (loss) on investments:
Net realized gain (loss)	327
Realized gain distributions	7,058
Net change in unrealized appreciation (depreciation)	21,516
Net gain (loss)	28,901

Increase (decrease) in net assets from operations	$27,599

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,302)	$(626)
Net realized gain (loss)	327	(531)
Realized gain distributions	7,058	802
Net change in unrealized appreciation (depreciation)	21,516	22,994

Increase (decrease) in net assets from operations	27,599	22,639

Contract owner transactions:
Proceeds from units sold	10,865	30,250
Cost of units redeemed	(5,863)	(24,993)
Account charges	(250)	(232)
Increase (decrease)	4,752	5,025
Net increase (decrease)	32,351	27,664
Net assets, beginning	99,890	72,226
Net assets, ending	$132,241	$99,890

Units sold	8,705	28,000
Units redeemed	(4,996)	(23,466)
Net increase (decrease)	3,709	4,534
Units outstanding, beginning	79,873	75,339
Units outstanding, ending	83,582	79,873

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$165,256
Cost of units redeemed/account charges	(76,737)
Net investment income (loss)	(1,974)
Net realized gain (loss)	(8,680)
Realized gain distributions	13,055
Net change in unrealized appreciation (depreciation)	41,321
Net assets	$132,241

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	84	$132	1.25%	26.5%	12/31/2020	$1.60	0	$0	1.00%	26.8%	12/31/2020	$1.61	0	$0	0.75%	27.1%
12/31/2019	1.25	80	100	1.25%	30.5%	12/31/2019	1.26	0	0	1.00%	30.8%	12/31/2019	1.27	0	0	0.75%	31.1%
12/31/2018	0.96	75	72	1.25%	-14.3%	12/31/2018	0.96	0	0	1.00%	-14.1%	12/31/2018	0.97	0	0	0.75%	-13.9%
12/31/2017	1.12	0	0	1.25%	11.9%	12/31/2017	1.12	0	0	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	27.5%	12/31/2020	$1.64	0	$0	0.25%	27.8%	12/31/2020	$1.65	0	$0	0.00%	28.1%
12/31/2019	1.27	0	0	0.50%	31.4%	12/31/2019	1.28	0	0	0.25%	31.8%	12/31/2019	1.29	0	0	0.00%	32.1%
12/31/2018	0.97	0	0	0.50%	-13.6%	12/31/2018	0.97	0	0	0.25%	-13.4%	12/31/2018	0.98	0	0	0.00%	-13.2%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.4%	12/31/2017	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.6%
2018	1.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Opps R6 Class - 06-FYW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$213,555	$182,078	2,543
Receivables: investments sold	-
Payables: investments purchased	(7,873)
Net assets	$205,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,682	121,630	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$205,682	121,630

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,534)
Net investment income (loss)	(1,534)

Gain (loss) on investments:
Net realized gain (loss)	6,266
Realized gain distributions	16,827
Net change in unrealized appreciation (depreciation)	29,527
Net gain (loss)	52,620

Increase (decrease) in net assets from operations	$51,086

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,534)	$(241)
Net realized gain (loss)	6,266	(58)
Realized gain distributions	16,827	1,244
Net change in unrealized appreciation (depreciation)	29,527	3,627

Increase (decrease) in net assets from operations	51,086	4,572

Contract owner transactions:
Proceeds from units sold	307,677	9,950
Cost of units redeemed	(177,077)	(5,495)
Account charges	(20)	(54)
Increase (decrease)	130,580	4,401
Net increase (decrease)	181,666	8,973
Net assets, beginning	24,016	15,043
Net assets, ending	$205,682	$24,016

Units sold	235,316	8,859
Units redeemed	(133,339)	(4,804)
Net increase (decrease)	101,977	4,055
Units outstanding, beginning	19,653	15,598
Units outstanding, ending	121,630	19,653

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$566,340
Cost of units redeemed/account charges	(402,514)
Net investment income (loss)	(2,027)
Net realized gain (loss)	(16,772)
Realized gain distributions	29,178
Net change in unrealized appreciation (depreciation)	31,477
Net assets	$205,682

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	122	$206	1.25%	38.4%	12/31/2020	$1.71	0	$0	1.00%	38.7%	12/31/2020	$1.72	0	$0	0.75%	39.1%
12/31/2019	1.22	20	24	1.25%	26.7%	12/31/2019	1.23	0	0	1.00%	27.0%	12/31/2019	1.24	0	0	0.75%	27.4%
12/31/2018	0.96	16	15	1.25%	-18.8%	12/31/2018	0.97	0	0	1.00%	-18.6%	12/31/2018	0.97	0	0	0.75%	-18.4%
12/31/2017	1.19	0	0	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	18.9%	12/31/2017	1.19	0	0	0.75%	19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	39.4%	12/31/2020	$1.75	0	$0	0.25%	39.8%	12/31/2020	$1.77	0	$0	0.00%	40.1%
12/31/2019	1.25	0	0	0.50%	27.7%	12/31/2019	1.25	0	0	0.25%	28.0%	12/31/2019	1.26	0	0	0.00%	28.3%
12/31/2018	0.98	0	0	0.50%	-18.2%	12/31/2018	0.98	0	0	0.25%	-18.0%	12/31/2018	0.98	0	0	0.00%	-17.8%
12/31/2017	1.19	0	0	0.50%	19.2%	12/31/2017	1.19	0	0	0.25%	19.4%	12/31/2017	1.20	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Bond R6 Class - 06-FYX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$643,984	$607,023	110,407
Receivables: investments sold	795
Payables: investments purchased	-
Net assets	$644,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$644,779	570,725	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$644,779	570,725

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20,865
Mortality & expense charges	(7,697)
Net investment income (loss)	13,168

Gain (loss) on investments:
Net realized gain (loss)	(4,568)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	38,269
Net gain (loss)	33,701

Increase (decrease) in net assets from operations	$46,869

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,168	$25,955
Net realized gain (loss)	(4,568)	(2,907)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	38,269	30,254

Increase (decrease) in net assets from operations	46,869	53,302

Contract owner transactions:
Proceeds from units sold	83,911	166,863
Cost of units redeemed	(170,533)	(109,646)
Account charges	(21)	(273)
Increase (decrease)	(86,643)	56,944
Net increase (decrease)	(39,774)	110,246
Net assets, beginning	684,553	574,307
Net assets, ending	$644,779	$684,553

Units sold	86,452	180,735
Units redeemed	(165,287)	(123,765)
Net increase (decrease)	(78,835)	56,970
Units outstanding, beginning	649,560	592,590
Units outstanding, ending	570,725	649,560

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$914,807
Cost of units redeemed/account charges	(347,763)
Net investment income (loss)	49,982
Net realized gain (loss)	(9,208)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	36,961
Net assets	$644,779

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	571	$645	1.25%	7.2%	12/31/2020	$1.14	0	$0	1.00%	7.5%	12/31/2020	$1.15	0	$0	0.75%	7.7%
12/31/2019	1.05	650	685	1.25%	8.7%	12/31/2019	1.06	0	0	1.00%	9.0%	12/31/2019	1.07	0	0	0.75%	9.3%
12/31/2018	0.97	593	574	1.25%	-6.7%	12/31/2018	0.97	0	0	1.00%	-6.5%	12/31/2018	0.98	0	0	0.75%	-6.3%
12/31/2017	1.04	0	0	1.25%	3.9%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	8.0%	12/31/2020	$1.17	0	$0	0.25%	8.3%	12/31/2020	$1.18	0	$0	0.00%	8.6%
12/31/2019	1.07	0	0	0.50%	9.6%	12/31/2019	1.08	0	0	0.25%	9.8%	12/31/2019	1.09	0	0	0.00%	10.1%
12/31/2018	0.98	0	0	0.50%	-6.0%	12/31/2018	0.98	0	0	0.25%	-5.8%	12/31/2018	0.99	0	0	0.00%	-5.5%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	5.4%
2018	5.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Sen Floating Rate R6 Class - 06-GCC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,688	$301,029	42,390
Receivables: investments sold	8,140
Payables: investments purchased	-
Net assets	$287,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$287,828	298,670	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$287,828	298,670

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,449
Mortality & expense charges	(5,443)
Net investment income (loss)	17,006

Gain (loss) on investments:
Net realized gain (loss)	(42,977)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,379
Net gain (loss)	(40,598)

Increase (decrease) in net assets from operations	$(23,592)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,006	$19,737
Net realized gain (loss)	(42,977)	(9,923)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,379	342

Increase (decrease) in net assets from operations	(23,592)	10,156

Contract owner transactions:
Proceeds from units sold	119,344	234,774
Cost of units redeemed	(260,627)	(265,664)
Account charges	(940)	(1,072)
Increase (decrease)	(142,223)	(31,962)
Net increase (decrease)	(165,815)	(21,806)
Net assets, beginning	453,643	475,449
Net assets, ending	$287,828	$453,643

Units sold	128,370	239,473
Units redeemed	(275,969)	(267,702)
Net increase (decrease)	(147,599)	(28,229)
Units outstanding, beginning	446,269	474,498
Units outstanding, ending	298,670	446,269

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,063,515
Cost of units redeemed/account charges	(746,647)
Net investment income (loss)	45,133
Net realized gain (loss)	(52,832)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(21,341)
Net assets	$287,828

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.96	299	$288	1.25%	-5.2%	12/31/2020	$0.97	0	$0	1.00%	-5.0%	12/31/2020	$0.98	0	$0	0.75%	-4.7%
12/31/2019	1.02	446	454	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.7%	12/31/2019	1.03	0	0	0.75%	2.0%
12/31/2018	1.00	474	475	1.25%	-1.9%	12/31/2018	1.01	0	0	1.00%	-1.7%	12/31/2018	1.01	0	0	0.75%	-1.4%
12/31/2017	1.02	108	110	1.25%	2.2%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	0.50%	-4.5%	12/31/2020	$1.00	0	$0	0.25%	-4.2%	12/31/2020	$1.01	0	$0	0.00%	-4.0%
12/31/2019	1.04	0	0	0.50%	2.2%	12/31/2019	1.04	0	0	0.25%	2.5%	12/31/2019	1.05	0	0	0.00%	2.7%
12/31/2018	1.01	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	2.6%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.1%
2019	5.5%
2018	3.7%
2017	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Disc MidCapGr R6 Class - 06-3F3
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$130,058	$87,681	3,644
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$129,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,950	79,849	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.66
Band 25	-	-	1.67
Band 0	-	-	1.68
Total	$129,950	79,849

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,065)
Net investment income (loss)	(1,065)

Gain (loss) on investments:
Net realized gain (loss)	10,947
Realized gain distributions	3,802
Net change in unrealized appreciation (depreciation)	42,377
Net gain (loss)	57,126

Increase (decrease) in net assets from operations	$56,061

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,065)	$-
Net realized gain (loss)	10,947	-
Realized gain distributions	3,802	-
Net change in unrealized appreciation (depreciation)	42,377	-

Increase (decrease) in net assets from operations	56,061	-

Contract owner transactions:
Proceeds from units sold	111,105	-
Cost of units redeemed	(36,701)	-
Account charges	(515)	-
Increase (decrease)	73,889	-
Net increase (decrease)	129,950	-
Net assets, beginning	-	-
Net assets, ending	$129,950	$-

Units sold	106,534	-
Units redeemed	(26,685)	-
Net increase (decrease)	79,849	-
Units outstanding, beginning	-	-
Units outstanding, ending	79,849	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$111,105
Cost of units redeemed/account charges	(37,216)
Net investment income (loss)	(1,065)
Net realized gain (loss)	10,947
Realized gain distributions	3,802
Net change in unrealized appreciation (depreciation)	42,377
Net assets	$129,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	80	$130	1.25%	39.0%	12/31/2020	$1.64	0	$0	1.00%	39.3%	12/31/2020	$1.65	0	$0	0.75%	39.7%
12/31/2019	1.17	0	0	1.25%	37.8%	12/31/2019	1.18	0	0	1.00%	38.1%	12/31/2019	1.18	0	0	0.75%	38.5%
12/31/2018	0.85	0	0	1.25%	-15.0%	12/31/2018	0.85	0	0	1.00%	-14.9%	12/31/2018	0.85	0	0	0.75%	-14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	40.0%	12/31/2020	$1.67	0	$0	0.25%	40.4%	12/31/2020	$1.68	0	$0	0.00%	40.7%
12/31/2019	1.18	0	0	0.50%	38.8%	12/31/2019	1.19	0	0	0.25%	39.2%	12/31/2019	1.19	0	0	0.00%	39.5%
12/31/2018	0.85	0	0	0.50%	-14.7%	12/31/2018	0.85	0	0	0.25%	-14.6%	12/31/2018	0.86	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Gold & Spcl Min R6 Class - 06-34Y
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,140	$96,418	4,492
Receivables: investments sold	-
Payables: investments purchased	(1,394)
Net assets	$126,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,746	68,801	$1.84
Band 100	-	-	1.86
Band 75	-	-	1.87
Band 50	-	-	1.88
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$126,746	68,801

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,534
Mortality & expense charges	(1,120)
Net investment income (loss)	1,414

Gain (loss) on investments:
Net realized gain (loss)	918
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,572
Net gain (loss)	19,490

Increase (decrease) in net assets from operations	$20,904

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,414	$(119)
Net realized gain (loss)	918	1,069
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18,572	12,692

Increase (decrease) in net assets from operations	20,904	13,642

Contract owner transactions:
Proceeds from units sold	52,332	63,955
Cost of units redeemed	(2,823)	(39,947)
Account charges	(163)	(150)
Increase (decrease)	49,346	23,858
Net increase (decrease)	70,250	37,500
Net assets, beginning	56,496	18,996
Net assets, ending	$126,746	$56,496

Units sold	29,061	52,673
Units redeemed	(1,644)	(31,486)
Net increase (decrease)	27,417	21,187
Units outstanding, beginning	41,384	20,197
Units outstanding, ending	68,801	41,384

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$134,850
Cost of units redeemed/account charges	(43,102)
Net investment income (loss)	1,289
Net realized gain (loss)	1,987
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,722
Net assets	$126,746

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	69	$127	1.25%	34.9%	12/31/2020	$1.86	0	$0	1.00%	35.3%	12/31/2020	$1.87	0	$0	0.75%	35.6%
12/31/2019	1.37	41	56	1.25%	45.1%	12/31/2019	1.37	0	0	1.00%	45.5%	12/31/2019	1.38	0	0	0.75%	45.9%
12/31/2018	0.94	20	19	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.8%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	0	$0	0.50%	36.0%	12/31/2020	$1.89	0	$0	0.25%	36.3%	12/31/2020	$1.91	0	$0	0.00%	36.6%
12/31/2019	1.38	0	0	0.50%	46.2%	12/31/2019	1.39	0	0	0.25%	46.6%	12/31/2019	1.40	0	0	0.00%	47.0%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund A Class - 06-466
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,370,873	$5,098,181	135,241
Receivables: investments sold	-
Payables: investments purchased	(25,895)
Net assets	$7,344,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,670,013	3,641,067	$1.83
Band 100	474,302	251,865	1.88
Band 75	-	-	1.94
Band 50	4,101	2,061	1.99
Band 25	-	-	2.05
Band 0	196,562	93,474	2.10
Total	$7,344,978	3,988,467

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(78,915)
Net investment income (loss)	(78,915)

Gain (loss) on investments:
Net realized gain (loss)	245,167
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	800,816
Net gain (loss)	1,045,983

Increase (decrease) in net assets from operations	$967,068

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(78,915)	$(87,627)
Net realized gain (loss)	245,167	718,558
Realized gain distributions	-	162,333
Net change in unrealized appreciation (depreciation)	800,816	1,030,274

Increase (decrease) in net assets from operations	967,068	1,823,538

Contract owner transactions:
Proceeds from units sold	773,413	1,474,255
Cost of units redeemed	(1,954,175)	(4,632,887)
Account charges	(4,276)	(6,349)
Increase (decrease)	(1,185,038)	(3,164,981)
Net increase (decrease)	(217,970)	(1,341,443)
Net assets, beginning	7,562,948	8,904,391
Net assets, ending	$7,344,978	$7,562,948

Units sold	560,319	1,067,020
Units redeemed	(1,333,022)	(3,179,762)
Net increase (decrease)	(772,703)	(2,112,742)
Units outstanding, beginning	4,761,170	6,873,912
Units outstanding, ending	3,988,467	4,761,170

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$42,504,240
Cost of units redeemed/account charges	(39,476,841)
Net investment income (loss)	(669,077)
Net realized gain (loss)	2,379,890
Realized gain distributions	334,074
Net change in unrealized appreciation (depreciation)	2,272,692
Net assets	$7,344,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.83	3,641	$6,670	1.25%	15.8%	12/31/2020	$1.88	252	$474	1.00%	16.1%	12/31/2020	$1.94	0	$0	0.75%	16.3%
12/31/2019	1.58	4,395	6,955	1.25%	22.4%	12/31/2019	1.62	281	456	1.00%	22.8%	12/31/2019	1.66	0	0	0.75%	23.1%
12/31/2018	1.29	6,459	8,347	1.25%	-13.2%	12/31/2018	1.32	340	450	1.00%	-13.0%	12/31/2018	1.35	0	0	0.75%	-12.8%
12/31/2017	1.49	7,850	11,692	1.25%	33.1%	12/31/2017	1.52	320	487	1.00%	33.4%	12/31/2017	1.55	0	0	0.75%	33.8%
12/31/2016	1.12	7,971	8,919	1.25%	5.6%	12/31/2016	1.14	399	454	1.00%	5.8%	12/31/2016	1.16	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.99	2	$4	0.50%	16.6%	12/31/2020	$2.05	0	$0	0.25%	16.9%	12/31/2020	$2.10	93	$197	0.00%	17.2%
12/31/2019	1.71	3	5	0.50%	23.4%	12/31/2019	1.75	0	0	0.25%	23.7%	12/31/2019	1.79	82	147	0.00%	24.0%
12/31/2018	1.38	4	5	0.50%	-12.6%	12/31/2018	1.41	0	0	0.25%	-12.4%	12/31/2018	1.45	71	103	0.00%	-12.1%
12/31/2017	1.58	4	7	0.50%	34.1%	12/31/2017	1.61	0	0	0.25%	34.4%	12/31/2017	1.65	56	93	0.00%	34.8%
12/31/2016	1.18	6	7	0.50%	6.4%	12/31/2016	1.20	0	0	0.25%	6.6%	12/31/2016	1.22	531	649	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.2%
2017	0.3%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Fund - 06-496
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$318,402	$244,665	5,087
Receivables: investments sold	-
Payables: investments purchased	(5,852)
Net assets	$312,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,550	88,673	$3.52
Band 100	-	-	3.62
Band 75	-	-	3.71
Band 50	-	-	3.80
Band 25	-	-	3.90
Band 0	-	-	4.00
Total	$312,550	88,673

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$285
Mortality & expense charges	(3,640)
Net investment income (loss)	(3,355)

Gain (loss) on investments:
Net realized gain (loss)	12,675
Realized gain distributions	15,321
Net change in unrealized appreciation (depreciation)	44,300
Net gain (loss)	72,296

Increase (decrease) in net assets from operations	$68,941

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,355)	$(5,851)
Net realized gain (loss)	12,675	123,919
Realized gain distributions	15,321	5,137
Net change in unrealized appreciation (depreciation)	44,300	151,165

Increase (decrease) in net assets from operations	68,941	274,370

Contract owner transactions:
Proceeds from units sold	32,859	202,166
Cost of units redeemed	(110,184)	(1,530,176)
Account charges	(142)	(291)
Increase (decrease)	(77,467)	(1,328,301)
Net increase (decrease)	(8,526)	(1,053,931)
Net assets, beginning	321,076	1,375,007
Net assets, ending	$312,550	$321,076

Units sold	11,499	80,615
Units redeemed	(38,521)	(600,152)
Net increase (decrease)	(27,022)	(519,537)
Units outstanding, beginning	115,695	635,232
Units outstanding, ending	88,673	115,695

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,286,226
Cost of units redeemed/account charges	(4,422,992)
Net investment income (loss)	123,465
Net realized gain (loss)	305,021
Realized gain distributions	947,093
Net change in unrealized appreciation (depreciation)	73,737
Net assets	$312,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.52	89	$313	1.25%	27.0%	12/31/2020	$3.62	0	$0	1.00%	27.3%	12/31/2020	$3.71	0	$0	0.75%	27.6%
12/31/2019	2.78	116	321	1.25%	28.2%	12/31/2019	2.84	0	0	1.00%	28.5%	12/31/2019	2.91	0	0	0.75%	28.9%
12/31/2018	2.16	635	1,375	1.25%	-10.9%	12/31/2018	2.21	0	0	1.00%	-10.6%	12/31/2018	2.25	0	0	0.75%	-10.4%
12/31/2017	2.43	731	1,776	1.25%	14.6%	12/31/2017	2.47	0	0	1.00%	14.9%	12/31/2017	2.52	0	0	0.75%	15.2%
12/31/2016	2.12	895	1,896	1.25%	12.1%	12/31/2016	2.15	0	0	1.00%	12.3%	12/31/2016	2.18	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.80	0	$0	0.50%	28.0%	12/31/2020	$3.90	0	$0	0.25%	28.3%	12/31/2020	$4.00	0	$0	0.00%	28.6%
12/31/2019	2.97	0	0	0.50%	29.2%	12/31/2019	3.04	0	0	0.25%	29.5%	12/31/2019	3.11	0	0	0.00%	29.8%
12/31/2018	2.30	0	0	0.50%	-10.2%	12/31/2018	2.35	0	0	0.25%	-10.0%	12/31/2018	2.40	0	0	0.00%	-9.7%
12/31/2017	2.56	0	0	0.50%	15.5%	12/31/2017	2.61	0	0	0.25%	15.8%	12/31/2017	2.66	0	0	0.00%	16.1%
12/31/2016	2.22	0	0	0.50%	12.9%	12/31/2016	2.25	0	0	0.25%	13.2%	12/31/2016	2.29	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.9%
2018	1.1%
2017	0.9%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Mid Cap Fund - 06-498
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,511,355	$2,745,939	86,225
Receivables: investments sold	4,909
Payables: investments purchased	-
Net assets	$3,516,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,516,264	1,143,479	$3.08
Band 100	-	-	3.15
Band 75	-	-	3.24
Band 50	-	-	3.32
Band 25	-	-	3.40
Band 0	-	-	3.49
Total	$3,516,264	1,143,479

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,853
Mortality & expense charges	(38,885)
Net investment income (loss)	(32,032)

Gain (loss) on investments:
Net realized gain (loss)	103,341
Realized gain distributions	5,776
Net change in unrealized appreciation (depreciation)	358,079
Net gain (loss)	467,196

Increase (decrease) in net assets from operations	$435,164

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,032)	$(116,497)
Net realized gain (loss)	103,341	2,337,889
Realized gain distributions	5,776	110,035
Net change in unrealized appreciation (depreciation)	358,079	639,944

Increase (decrease) in net assets from operations	435,164	2,971,371

Contract owner transactions:
Proceeds from units sold	678,882	2,158,506
Cost of units redeemed	(906,117)	(14,797,423)
Account charges	(560)	(25,334)
Increase (decrease)	(227,795)	(12,664,251)
Net increase (decrease)	207,369	(9,692,880)
Net assets, beginning	3,308,895	13,001,775
Net assets, ending	$3,516,264	$3,308,895

Units sold	264,072	862,741
Units redeemed	(341,369)	(5,741,357)
Net increase (decrease)	(77,297)	(4,878,616)
Units outstanding, beginning	1,220,776	6,099,392
Units outstanding, ending	1,143,479	1,220,776

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,782,974
Cost of units redeemed/account charges	(28,614,979)
Net investment income (loss)	(193,421)
Net realized gain (loss)	3,369,202
Realized gain distributions	1,407,072
Net change in unrealized appreciation (depreciation)	765,416
Net assets	$3,516,264

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.08	1,143	$3,516	1.25%	13.5%	12/31/2020	$3.15	0	$0	1.00%	13.7%	12/31/2020	$3.24	0	$0	0.75%	14.0%
12/31/2019	2.71	1,221	3,309	1.25%	27.2%	12/31/2019	2.77	0	0	1.00%	27.5%	12/31/2019	2.84	0	0	0.75%	27.8%
12/31/2018	2.13	6,099	13,002	1.25%	-7.8%	12/31/2018	2.18	0	0	1.00%	-7.6%	12/31/2018	2.22	0	0	0.75%	-7.3%
12/31/2017	2.31	6,092	14,085	1.25%	14.4%	12/31/2017	2.35	0	0	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%
12/31/2016	2.02	5,334	10,785	1.25%	14.6%	12/31/2016	2.05	0	0	1.00%	14.9%	12/31/2016	2.09	0	0	0.75%	15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.32	0	$0	0.50%	14.3%	12/31/2020	$3.40	0	$0	0.25%	14.6%	12/31/2020	$3.49	0	$0	0.00%	14.9%
12/31/2019	2.90	0	0	0.50%	28.1%	12/31/2019	2.97	0	0	0.25%	28.4%	12/31/2019	3.04	0	0	0.00%	28.8%
12/31/2018	2.27	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.36	0	0	0.00%	-6.6%
12/31/2017	2.44	0	0	0.50%	15.2%	12/31/2017	2.48	0	0	0.25%	15.5%	12/31/2017	2.53	0	0	0.00%	15.8%
12/31/2016	2.12	0	0	0.50%	15.5%	12/31/2016	2.15	0	0	0.25%	15.8%	12/31/2016	2.18	1,095	2,391	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.2%
2018	0.7%
2017	1.5%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Core Equity Fund Investor Class - 06-497
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,556,211	$2,142,139	47,566
Receivables: investments sold	-
Payables: investments purchased	(4,265)
Net assets	$2,551,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,551,946	746,874	$3.42
Band 100	-	-	3.50
Band 75	-	-	3.60
Band 50	-	-	3.69
Band 25	-	-	3.78
Band 0	-	-	3.88
Total	$2,551,946	746,874

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$17,140
Mortality & expense charges	(32,318)
Net investment income (loss)	(15,178)

Gain (loss) on investments:
Net realized gain (loss)	41,102
Realized gain distributions	132,409
Net change in unrealized appreciation (depreciation)	170,610
Net gain (loss)	344,121

Increase (decrease) in net assets from operations	$328,943

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,178)	$(94,282)
Net realized gain (loss)	41,102	3,868,182
Realized gain distributions	132,409	697,346
Net change in unrealized appreciation (depreciation)	170,610	226,877

Increase (decrease) in net assets from operations	328,943	4,698,123

Contract owner transactions:
Proceeds from units sold	613,014	1,795,490
Cost of units redeemed	(1,834,128)	(21,952,348)
Account charges	(1,909)	(16,624)
Increase (decrease)	(1,223,023)	(20,173,482)
Net increase (decrease)	(894,080)	(15,475,359)
Net assets, beginning	3,446,026	18,921,385
Net assets, ending	$2,551,946	$3,446,026

Units sold	222,947	759,179
Units redeemed	(683,158)	(8,106,162)
Net increase (decrease)	(460,211)	(7,346,983)
Units outstanding, beginning	1,207,085	8,554,068
Units outstanding, ending	746,874	1,207,085

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,643,886
Cost of units redeemed/account charges	(38,417,609)
Net investment income (loss)	8,976
Net realized gain (loss)	5,325,827
Realized gain distributions	5,576,794
Net change in unrealized appreciation (depreciation)	414,072
Net assets	$2,551,946

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	747	$2,552	1.25%	19.7%	12/31/2020	$3.50	0	$0	1.00%	20.0%	12/31/2020	$3.60	0	$0	0.75%	20.3%
12/31/2019	2.85	1,207	3,446	1.25%	29.1%	12/31/2019	2.92	0	0	1.00%	29.4%	12/31/2019	2.99	0	0	0.75%	29.7%
12/31/2018	2.21	8,554	18,921	1.25%	-1.4%	12/31/2018	2.26	0	0	1.00%	-1.2%	12/31/2018	2.30	0	0	0.75%	-0.9%
12/31/2017	2.24	10,022	22,490	1.25%	15.1%	12/31/2017	2.28	0	0	1.00%	15.4%	12/31/2017	2.33	0	0	0.75%	15.7%
12/31/2016	1.95	10,249	19,977	1.25%	9.0%	12/31/2016	1.98	0	0	1.00%	9.3%	12/31/2016	2.01	0	0	0.75%	9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.69	0	$0	0.50%	20.6%	12/31/2020	$3.78	0	$0	0.25%	20.9%	12/31/2020	$3.88	0	$0	0.00%	21.2%
12/31/2019	3.06	0	0	0.50%	30.0%	12/31/2019	3.13	0	0	0.25%	30.4%	12/31/2019	3.20	0	0	0.00%	30.7%
12/31/2018	2.35	0	0	0.50%	-0.7%	12/31/2018	2.40	0	0	0.25%	-0.4%	12/31/2018	2.45	0	0	0.00%	-0.2%
12/31/2017	2.37	0	0	0.50%	16.0%	12/31/2017	2.41	0	0	0.25%	16.3%	12/31/2017	2.45	0	0	0.00%	16.6%
12/31/2016	2.04	0	0	0.50%	9.9%	12/31/2016	2.07	0	0	0.25%	10.1%	12/31/2016	2.11	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.9%
2018	1.1%
2017	1.3%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pax Global Environmental Markets Fund Investor Class - 06-569
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,328	$269,097	17,912
Receivables: investments sold	-
Payables: investments purchased	(1,733)
Net assets	$377,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,214	105,434	$3.26
Band 100	33,381	9,931	3.36
Band 75	-	-	3.46
Band 50	-	-	3.56
Band 25	-	-	3.67
Band 0	-	-	3.78
Total	$377,595	115,365

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,511
Mortality & expense charges	(3,988)
Net investment income (loss)	(2,477)

Gain (loss) on investments:
Net realized gain (loss)	30,730
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,942
Net gain (loss)	77,672

Increase (decrease) in net assets from operations	$75,195

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,477)	$(3,399)
Net realized gain (loss)	30,730	20,978
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,942	117,904

Increase (decrease) in net assets from operations	75,195	135,483

Contract owner transactions:
Proceeds from units sold	30,114	90,002
Cost of units redeemed	(228,475)	(272,671)
Account charges	(65)	(889)
Increase (decrease)	(198,426)	(183,558)
Net increase (decrease)	(123,231)	(48,075)
Net assets, beginning	500,826	548,901
Net assets, ending	$377,595	$500,826

Units sold	12,202	37,546
Units redeemed	(87,004)	(109,479)
Net increase (decrease)	(74,802)	(71,933)
Units outstanding, beginning	190,167	262,100
Units outstanding, ending	115,365	190,167

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,340,690
Cost of units redeemed/account charges	(1,167,628)
Net investment income (loss)	(18,571)
Net realized gain (loss)	71,937
Realized gain distributions	40,936
Net change in unrealized appreciation (depreciation)	110,231
Net assets	$377,595

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.26	105	$344	1.25%	24.1%	12/31/2020	$3.36	10	$33	1.00%	24.5%	12/31/2020	$3.46	0	$0	0.75%	24.8%
12/31/2019	2.63	180	474	1.25%	26.2%	12/31/2019	2.70	10	27	1.00%	26.5%	12/31/2019	2.77	0	0	0.75%	26.8%
12/31/2018	2.08	237	494	1.25%	-15.4%	12/31/2018	2.14	19	40	1.00%	-15.2%	12/31/2018	2.19	0	0	0.75%	-15.0%
12/31/2017	2.46	288	710	1.25%	24.9%	12/31/2017	2.52	19	49	1.00%	25.2%	12/31/2017	2.57	0	0	0.75%	25.5%
12/31/2016	1.97	84	165	1.25%	9.2%	12/31/2016	2.01	0	0	1.00%	9.5%	12/31/2016	2.05	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	0	$0	0.50%	25.1%	12/31/2020	$3.67	0	$0	0.25%	25.4%	12/31/2020	$3.78	0	$0	0.00%	25.7%
12/31/2019	2.85	0	0	0.50%	27.1%	12/31/2019	2.93	0	0	0.25%	27.4%	12/31/2019	3.00	0	0	0.00%	27.7%
12/31/2018	2.24	0	0	0.50%	-14.7%	12/31/2018	2.30	0	0	0.25%	-14.5%	12/31/2018	2.35	6	14	0.00%	-14.3%
12/31/2017	2.63	0	0	0.50%	25.8%	12/31/2017	2.69	0	0	0.25%	26.1%	12/31/2017	2.75	5	13	0.00%	26.4%
12/31/2016	2.09	0	0	0.50%	10.1%	12/31/2016	2.13	0	0	0.25%	10.3%	12/31/2016	2.17	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
2018	0.8%
2017	0.6%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pax Sustainable Alloc Inv Investor Class - 06-568
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,557,703	$1,391,842	44,660
Receivables: investments sold	-
Payables: investments purchased	(380,460)
Net assets	$1,177,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$985,167	387,371	$2.54
Band 100	192,076	73,354	2.62
Band 75	-	-	2.70
Band 50	-	-	2.78
Band 25	-	-	2.86
Band 0	-	-	2.94
Total	$1,177,243	460,725

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,314
Mortality & expense charges	(16,365)
Net investment income (loss)	(3,051)

Gain (loss) on investments:
Net realized gain (loss)	16,888
Realized gain distributions	27,776
Net change in unrealized appreciation (depreciation)	146,688
Net gain (loss)	191,352

Increase (decrease) in net assets from operations	$188,301

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,051)	$4,691
Net realized gain (loss)	16,888	232
Realized gain distributions	27,776	104,040
Net change in unrealized appreciation (depreciation)	146,688	127,403

Increase (decrease) in net assets from operations	188,301	236,366

Contract owner transactions:
Proceeds from units sold	494,048	111,375
Cost of units redeemed	(963,929)	(110,813)
Account charges	(429)	(552)
Increase (decrease)	(470,310)	10
Net increase (decrease)	(282,009)	236,376
Net assets, beginning	1,459,252	1,222,876
Net assets, ending	$1,177,243	$1,459,252

Units sold	220,518	54,913
Units redeemed	(416,532)	(54,890)
Net increase (decrease)	(196,014)	23
Units outstanding, beginning	656,739	656,716
Units outstanding, ending	460,725	656,739

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,426,958
Cost of units redeemed/account charges	(1,704,596)
Net investment income (loss)	10,140
Net realized gain (loss)	(15,490)
Realized gain distributions	294,370
Net change in unrealized appreciation (depreciation)	165,861
Net assets	$1,177,243

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.54	387	$985	1.25%	14.8%	12/31/2020	$2.62	73	$192	1.00%	15.1%	12/31/2020	$2.70	0	$0	0.75%	15.4%
12/31/2019	2.22	584	1,293	1.25%	19.3%	12/31/2019	2.28	73	166	1.00%	19.6%	12/31/2019	2.34	0	0	0.75%	19.9%
12/31/2018	1.86	576	1,069	1.25%	-5.3%	12/31/2018	1.90	81	154	1.00%	-5.0%	12/31/2018	1.95	0	0	0.75%	-4.8%
12/31/2017	1.96	550	1,078	1.25%	11.8%	12/31/2017	2.00	98	195	1.00%	12.0%	12/31/2017	2.05	0	0	0.75%	12.3%
12/31/2016	1.75	34	60	1.25%	4.5%	12/31/2016	1.79	0	0	1.00%	4.8%	12/31/2016	1.82	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.78	0	$0	0.50%	15.7%	12/31/2020	$2.86	0	$0	0.25%	16.0%	12/31/2020	$2.94	0	$0	0.00%	16.2%
12/31/2019	2.40	0	0	0.50%	20.2%	12/31/2019	2.46	0	0	0.25%	20.5%	12/31/2019	2.53	0	0	0.00%	20.8%
12/31/2018	2.00	0	0	0.50%	-4.6%	12/31/2018	2.04	0	0	0.25%	-4.3%	12/31/2018	2.09	0	0	0.00%	-4.1%
12/31/2017	2.09	0	0	0.50%	12.6%	12/31/2017	2.14	0	0	0.25%	12.9%	12/31/2017	2.18	0	0	0.00%	13.2%
12/31/2016	1.86	0	0	0.50%	5.3%	12/31/2016	1.89	0	0	0.25%	5.5%	12/31/2016	1.93	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	2.1%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.04	0	$0	1.25%	0.2%	12/31/2020	$1.07	0	$0	1.00%	0.5%	12/31/2020	$1.10	0	$0	0.75%	0.7%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.07	0	0	1.00%	4.7%	12/31/2019	1.09	0	0	0.75%	5.0%
12/31/2018	1.00	0	0	1.25%	-0.9%	12/31/2018	1.02	0	0	1.00%	-0.6%	12/31/2018	1.04	0	0	0.75%	-0.4%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.03	0	0	1.00%	1.7%	12/31/2017	1.04	0	0	0.75%	1.9%
12/31/2016	0.99	0	0	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	1.1%	12/31/2016	1.02	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	1.0%	12/31/2020	$1.16	0	$0	0.25%	1.2%	12/31/2020	$1.19	0	$0	0.00%	1.5%
12/31/2019	1.12	0	0	0.50%	5.3%	12/31/2019	1.14	0	0	0.25%	5.5%	12/31/2019	1.17	0	0	0.00%	5.8%
12/31/2018	1.06	0	0	0.50%	-0.1%	12/31/2018	1.08	0	0	0.25%	0.1%	12/31/2018	1.11	0	0	0.00%	0.4%
12/31/2017	1.06	0	0	0.50%	2.2%	12/31/2017	1.08	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.7%
12/31/2016	1.04	0	0	0.50%	1.6%	12/31/2016	1.06	0	0	0.25%	1.9%	12/31/2016	1.07	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	0.5%	12/31/2020	$1.10	0	$0	1.00%	0.8%	12/31/2020	$1.13	0	$0	0.75%	1.0%
12/31/2019	1.07	0	0	1.25%	4.7%	12/31/2019	1.09	0	0	1.00%	5.0%	12/31/2019	1.12	0	0	0.75%	5.2%
12/31/2018	1.02	0	0	1.25%	-0.6%	12/31/2018	1.04	0	0	1.00%	-0.4%	12/31/2018	1.06	0	0	0.75%	-0.1%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.06	0	0	0.75%	2.0%
12/31/2016	1.01	0	0	1.25%	1.2%	12/31/2016	1.02	0	0	1.00%	1.5%	12/31/2016	1.04	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	1.3%	12/31/2020	$1.19	0	$0	0.25%	1.5%	12/31/2020	$1.22	0	$0	0.00%	1.8%
12/31/2019	1.14	0	0	0.50%	5.5%	12/31/2019	1.17	0	0	0.25%	5.7%	12/31/2019	1.20	0	0	0.00%	6.0%
12/31/2018	1.08	0	0	0.50%	0.1%	12/31/2018	1.11	0	0	0.25%	0.4%	12/31/2018	1.13	0	0	0.00%	0.6%
12/31/2017	1.08	0	0	0.50%	2.3%	12/31/2017	1.10	0	0	0.25%	2.6%	12/31/2017	1.12	0	0	0.00%	2.8%
12/31/2016	1.06	0	0	0.50%	2.0%	12/31/2016	1.07	0	0	0.25%	2.2%	12/31/2016	1.09	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Emerging Markets Bond Investor Class - 06-501
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,426	$2,272	174
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,426	1,612	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$2,426	1,612

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$489
Mortality & expense charges	(112)
Net investment income (loss)	377

Gain (loss) on investments:
Net realized gain (loss)	(2,799)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(782)
Net gain (loss)	(3,581)

Increase (decrease) in net assets from operations	$(3,204)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$377	$1,079
Net realized gain (loss)	(2,799)	(377)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(782)	3,112

Increase (decrease) in net assets from operations	(3,204)	3,814

Contract owner transactions:
Proceeds from units sold	1,121	1,833
Cost of units redeemed	(19,801)	(11,096)
Account charges	(1)	(9)
Increase (decrease)	(18,681)	(9,272)
Net increase (decrease)	(21,885)	(5,458)
Net assets, beginning	24,311	29,769
Net assets, ending	$2,426	$24,311

Units sold	824	1,337
Units redeemed	(16,150)	(8,242)
Net increase (decrease)	(15,326)	(6,905)
Units outstanding, beginning	16,938	23,843
Units outstanding, ending	1,612	16,938

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,939,084
Cost of units redeemed/account charges	(3,119,534)
Net investment income (loss)	255,616
Net realized gain (loss)	(91,522)
Realized gain distributions	18,628
Net change in unrealized appreciation (depreciation)	154
Net assets	$2,426

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	2	$2	1.25%	4.8%	12/31/2020	$1.54	0	$0	1.00%	5.1%	12/31/2020	$1.58	0	$0	0.75%	5.4%
12/31/2019	1.44	17	24	1.25%	15.0%	12/31/2019	1.47	0	0	1.00%	15.2%	12/31/2019	1.50	0	0	0.75%	15.5%
12/31/2018	1.25	24	30	1.25%	-8.2%	12/31/2018	1.27	0	0	1.00%	-8.0%	12/31/2018	1.30	0	0	0.75%	-7.7%
12/31/2017	1.36	229	312	1.25%	10.6%	12/31/2017	1.38	0	0	1.00%	10.9%	12/31/2017	1.41	0	0	0.75%	11.2%
12/31/2016	1.23	350	430	1.25%	10.1%	12/31/2016	1.25	0	0	1.00%	10.3%	12/31/2016	1.27	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	5.6%	12/31/2020	$1.67	0	$0	0.25%	5.9%	12/31/2020	$1.71	0	$0	0.00%	6.2%
12/31/2019	1.54	0	0	0.50%	15.8%	12/31/2019	1.57	0	0	0.25%	16.1%	12/31/2019	1.61	0	0	0.00%	16.4%
12/31/2018	1.33	0	0	0.50%	-7.5%	12/31/2018	1.35	0	0	0.25%	-7.3%	12/31/2018	1.38	0	0	0.00%	-7.0%
12/31/2017	1.44	0	0	0.50%	11.4%	12/31/2017	1.46	0	0	0.25%	11.7%	12/31/2017	1.49	0	0	0.00%	12.0%
12/31/2016	1.29	0	0	0.50%	10.9%	12/31/2016	1.31	0	0	0.25%	11.2%	12/31/2016	1.33	409	543	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	5.2%
2018	3.9%
2017	4.8%
2016	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Multi Strategy Fund A Class - 06-839
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,067	$16,060	891
Receivables: investments sold	-
Payables: investments purchased	(79)
Net assets	$18,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,320	6,354	$2.41
Band 100	3,668	1,491	2.46
Band 75	-	-	2.51
Band 50	-	-	2.56
Band 25	-	-	2.61
Band 0	-	-	2.67
Total	$18,988	7,845

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(216)
Net investment income (loss)	(216)

Gain (loss) on investments:
Net realized gain (loss)	17
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,627
Net gain (loss)	2,644

Increase (decrease) in net assets from operations	$2,428

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(216)	$1,373
Net realized gain (loss)	17	(299)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,627	1,627

Increase (decrease) in net assets from operations	2,428	2,701

Contract owner transactions:
Proceeds from units sold	-	19,927
Cost of units redeemed	(9,739)	(2,209)
Account charges	-	-
Increase (decrease)	(9,739)	17,718
Net increase (decrease)	(7,311)	20,419
Net assets, beginning	26,299	5,880
Net assets, ending	$18,988	$26,299

Units sold	4,279	10,257
Units redeemed	(9,015)	(1,135)
Net increase (decrease)	(4,736)	9,122
Units outstanding, beginning	12,581	3,459
Units outstanding, ending	7,845	12,581

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$62,016
Cost of units redeemed/account charges	(51,379)
Net investment income (loss)	596
Net realized gain (loss)	2,622
Realized gain distributions	2,126
Net change in unrealized appreciation (depreciation)	3,007
Net assets	$18,988

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	6	$15	1.25%	15.6%	12/31/2020	$2.46	1	$4	1.00%	15.9%	12/31/2020	$2.51	0	$0	0.75%	16.2%
12/31/2019	2.09	11	23	1.25%	23.5%	12/31/2019	2.12	1	3	1.00%	23.8%	12/31/2019	2.16	0	0	0.75%	24.1%
12/31/2018	1.69	2	3	1.25%	-9.4%	12/31/2018	1.71	1	3	1.00%	-9.2%	12/31/2018	1.74	0	0	0.75%	-9.0%
12/31/2017	1.86	3	5	1.25%	24.8%	12/31/2017	1.89	1	3	1.00%	25.1%	12/31/2017	1.91	0	0	0.75%	25.4%
12/31/2016	1.49	4	6	1.25%	-0.8%	12/31/2016	1.51	1	2	1.00%	-0.6%	12/31/2016	1.53	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.56	0	$0	0.50%	16.5%	12/31/2020	$2.61	0	$0	0.25%	16.7%	12/31/2020	$2.67	0	$0	0.00%	17.0%
12/31/2019	2.20	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.8%	12/31/2019	2.28	0	0	0.00%	25.1%
12/31/2018	1.77	0	0	0.50%	-8.7%	12/31/2018	1.80	0	0	0.25%	-8.5%	12/31/2018	1.82	0	0	0.00%	-8.3%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.96	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%
12/31/2016	1.54	0	0	0.50%	-0.1%	12/31/2016	1.56	0	0	0.25%	0.1%	12/31/2016	1.57	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	10.1%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,747	$33,830	2,351
Receivables: investments sold	42
Payables: investments purchased	-
Net assets	$34,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,789	14,368	$2.42
Band 100	-	-	2.47
Band 75	-	-	2.53
Band 50	-	-	2.58
Band 25	-	-	2.64
Band 0	-	-	2.70
Total	$34,789	14,368

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(230)
Net investment income (loss)	(230)

Gain (loss) on investments:
Net realized gain (loss)	(210)
Realized gain distributions	3,900
Net change in unrealized appreciation (depreciation)	2,710
Net gain (loss)	6,400

Increase (decrease) in net assets from operations	$6,170

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(230)	$(194)
Net realized gain (loss)	(210)	(3,016)
Realized gain distributions	3,900	2,081
Net change in unrealized appreciation (depreciation)	2,710	4,355

Increase (decrease) in net assets from operations	6,170	3,226

Contract owner transactions:
Proceeds from units sold	14,558	4,895
Cost of units redeemed	(818)	(11,573)
Account charges	(6)	(8)
Increase (decrease)	13,734	(6,686)
Net increase (decrease)	19,904	(3,460)
Net assets, beginning	14,885	18,345
Net assets, ending	$34,789	$14,885

Units sold	6,972	2,756
Units redeemed	(491)	(6,620)
Net increase (decrease)	6,481	(3,864)
Units outstanding, beginning	7,887	11,751
Units outstanding, ending	14,368	7,887

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$886,988
Cost of units redeemed/account charges	(941,665)
Net investment income (loss)	(18,567)
Net realized gain (loss)	(40,595)
Realized gain distributions	147,711
Net change in unrealized appreciation (depreciation)	917
Net assets	$34,789

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.42	14	$35	1.25%	28.3%	12/31/2020	$2.47	0	$0	1.00%	28.6%	12/31/2020	$2.53	0	$0	0.75%	28.9%
12/31/2019	1.89	8	15	1.25%	20.9%	12/31/2019	1.92	0	0	1.00%	21.2%	12/31/2019	1.96	0	0	0.75%	21.5%
12/31/2018	1.56	12	18	1.25%	-7.8%	12/31/2018	1.59	0	0	1.00%	-7.5%	12/31/2018	1.61	0	0	0.75%	-7.3%
12/31/2017	1.69	66	111	1.25%	17.5%	12/31/2017	1.72	0	0	1.00%	17.8%	12/31/2017	1.74	0	0	0.75%	18.1%
12/31/2016	1.44	211	304	1.25%	0.9%	12/31/2016	1.46	0	0	1.00%	1.1%	12/31/2016	1.47	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.58	0	$0	0.50%	29.3%	12/31/2020	$2.64	0	$0	0.25%	29.6%	12/31/2020	$2.70	0	$0	0.00%	29.9%
12/31/2019	2.00	0	0	0.50%	21.8%	12/31/2019	2.04	0	0	0.25%	22.1%	12/31/2019	2.08	0	0	0.00%	22.4%
12/31/2018	1.64	0	0	0.50%	-7.1%	12/31/2018	1.67	0	0	0.25%	-6.8%	12/31/2018	1.70	0	0	0.00%	-6.6%
12/31/2017	1.77	0	0	0.50%	18.4%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	0	0	0.00%	19.0%
12/31/2016	1.49	0	0	0.50%	1.6%	12/31/2016	1.51	0	0	0.25%	1.9%	12/31/2016	1.53	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$232,253	$206,345	13,682
Receivables: investments sold	-
Payables: investments purchased	(931)
Net assets	$231,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$231,322	92,986	$2.49
Band 100	-	-	2.54
Band 75	-	-	2.60
Band 50	-	-	2.65
Band 25	-	-	2.71
Band 0	-	-	2.77
Total	$231,322	92,986

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,166)
Net investment income (loss)	(2,166)

Gain (loss) on investments:
Net realized gain (loss)	(1,753)
Realized gain distributions	23,272
Net change in unrealized appreciation (depreciation)	39,524
Net gain (loss)	61,043

Increase (decrease) in net assets from operations	$58,877

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,166)	$(2,498)
Net realized gain (loss)	(1,753)	(35,882)
Realized gain distributions	23,272	20,895
Net change in unrealized appreciation (depreciation)	39,524	52,918

Increase (decrease) in net assets from operations	58,877	35,433

Contract owner transactions:
Proceeds from units sold	41,177	52,157
Cost of units redeemed	(13,946)	(132,875)
Account charges	-	(81)
Increase (decrease)	27,231	(80,799)
Net increase (decrease)	86,108	(45,366)
Net assets, beginning	145,214	190,580
Net assets, ending	$231,322	$145,214

Units sold	25,191	28,274
Units redeemed	(7,291)	(72,645)
Net increase (decrease)	17,900	(44,371)
Units outstanding, beginning	75,086	119,457
Units outstanding, ending	92,986	75,086

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,967,393
Cost of units redeemed/account charges	(13,949,731)
Net investment income (loss)	(317,913)
Net realized gain (loss)	(2,240,146)
Realized gain distributions	4,745,811
Net change in unrealized appreciation (depreciation)	25,908
Net assets	$231,322

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	93	$231	1.25%	28.6%	12/31/2020	$2.54	0	$0	1.00%	29.0%	12/31/2020	$2.60	0	$0	0.75%	29.3%
12/31/2019	1.93	75	145	1.25%	21.2%	12/31/2019	1.97	0	0	1.00%	21.5%	12/31/2019	2.01	0	0	0.75%	21.8%
12/31/2018	1.60	119	191	1.25%	-7.6%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.65	0	0	0.75%	-7.1%
12/31/2017	1.73	3,839	6,626	1.25%	17.9%	12/31/2017	1.75	0	0	1.00%	18.2%	12/31/2017	1.77	0	0	0.75%	18.5%
12/31/2016	1.46	3,607	5,282	1.25%	1.3%	12/31/2016	1.48	0	0	1.00%	1.5%	12/31/2016	1.50	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.65	0	$0	0.50%	29.6%	12/31/2020	$2.71	0	$0	0.25%	29.9%	12/31/2020	$2.77	0	$0	0.00%	30.2%
12/31/2019	2.05	0	0	0.50%	22.1%	12/31/2019	2.09	0	0	0.25%	22.4%	12/31/2019	2.13	0	0	0.00%	22.7%
12/31/2018	1.68	0	0	0.50%	-6.9%	12/31/2018	1.70	0	0	0.25%	-6.6%	12/31/2018	1.73	0	0	0.00%	-6.4%
12/31/2017	1.80	0	0	0.50%	18.8%	12/31/2017	1.83	0	0	0.25%	19.1%	12/31/2017	1.85	0	0	0.00%	19.4%
12/31/2016	1.52	0	0	0.50%	2.0%	12/31/2016	1.53	0	0	0.25%	2.3%	12/31/2016	1.55	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund A Class - 06-834
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,013,872	$6,723,481	697,749
Receivables: investments sold	124,102
Payables: investments purchased	-
Net assets	$7,137,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,449,436	3,632,240	$1.22
Band 100	487,828	390,221	1.25
Band 75	-	-	1.28
Band 50	565,973	434,702	1.30
Band 25	-	-	1.33
Band 0	1,634,737	1,205,639	1.36
Total	$7,137,974	5,662,802

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$216,428
Mortality & expense charges	(67,660)
Net investment income (loss)	148,768

Gain (loss) on investments:
Net realized gain (loss)	64,798
Realized gain distributions	121,626
Net change in unrealized appreciation (depreciation)	110,092
Net gain (loss)	296,516

Increase (decrease) in net assets from operations	$445,284

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$148,768	$178,496
Net realized gain (loss)	64,798	8,415
Realized gain distributions	121,626	-
Net change in unrealized appreciation (depreciation)	110,092	494,683

Increase (decrease) in net assets from operations	445,284	681,594

Contract owner transactions:
Proceeds from units sold	5,024,132	1,729,300
Cost of units redeemed	(5,743,499)	(4,627,907)
Account charges	(22,032)	(22,848)
Increase (decrease)	(741,399)	(2,921,455)
Net increase (decrease)	(296,115)	(2,239,861)
Net assets, beginning	7,434,089	9,673,950
Net assets, ending	$7,137,974	$7,434,089

Units sold	4,272,302	1,905,929
Units redeemed	(4,965,982)	(4,525,392)
Net increase (decrease)	(693,680)	(2,619,463)
Units outstanding, beginning	6,356,482	8,975,945
Units outstanding, ending	5,662,802	6,356,482

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,328,077
Cost of units redeemed/account charges	(26,912,821)
Net investment income (loss)	1,248,420
Net realized gain (loss)	11,797
Realized gain distributions	172,110
Net change in unrealized appreciation (depreciation)	290,391
Net assets	$7,137,974

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	3,632	$4,449	1.25%	7.2%	12/31/2020	$1.25	390	$488	1.00%	7.4%	12/31/2020	$1.28	0	$0	0.75%	7.7%
12/31/2019	1.14	4,186	4,786	1.25%	7.6%	12/31/2019	1.16	388	452	1.00%	7.9%	12/31/2019	1.18	0	0	0.75%	8.1%
12/31/2018	1.06	6,643	7,057	1.25%	-2.1%	12/31/2018	1.08	431	465	1.00%	-1.9%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.09	8,475	9,199	1.25%	2.8%	12/31/2017	1.10	684	752	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.3%
12/31/2016	1.06	9,638	10,175	1.25%	2.9%	12/31/2016	1.07	732	781	1.00%	3.2%	12/31/2016	1.08	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	435	$566	0.50%	8.0%	12/31/2020	$1.33	0	$0	0.25%	8.2%	12/31/2020	$1.36	1,206	$1,635	0.00%	8.5%
12/31/2019	1.21	685	826	0.50%	8.4%	12/31/2019	1.23	0	0	0.25%	8.7%	12/31/2019	1.25	1,096	1,370	0.00%	9.0%
12/31/2018	1.11	870	968	0.50%	-1.4%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	1,032	1,184	0.00%	-0.9%
12/31/2017	1.13	833	940	0.50%	3.6%	12/31/2017	1.14	0	0	0.25%	3.8%	12/31/2017	1.16	890	1,030	0.00%	4.1%
12/31/2016	1.09	1,021	1,112	0.50%	3.7%	12/31/2016	1.10	0	0	0.25%	3.9%	12/31/2016	1.11	1,506	1,674	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	3.1%
2018	3.0%
2017	2.8%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund Y Class - 06-823
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,432,777	$53,202,120	5,634,805
Receivables: investments sold	1,647,802
Payables: investments purchased	-
Net assets	$57,080,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,080,579	45,540,593	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$57,080,579	45,540,593

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,769,495
Mortality & expense charges	(674,251)
Net investment income (loss)	1,095,244

Gain (loss) on investments:
Net realized gain (loss)	(131,064)
Realized gain distributions	969,454
Net change in unrealized appreciation (depreciation)	1,595,674
Net gain (loss)	2,434,064

Increase (decrease) in net assets from operations	$3,529,308

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,095,244	$968,092
Net realized gain (loss)	(131,064)	192,369
Realized gain distributions	969,454	-
Net change in unrealized appreciation (depreciation)	1,595,674	1,755,805

Increase (decrease) in net assets from operations	3,529,308	2,916,266

Contract owner transactions:
Proceeds from units sold	18,402,155	35,243,687
Cost of units redeemed	(22,680,888)	(15,114,829)
Account charges	(155,886)	(105,369)
Increase (decrease)	(4,434,619)	20,023,489
Net increase (decrease)	(905,311)	22,939,755
Net assets, beginning	57,985,890	35,046,135
Net assets, ending	$57,080,579	$57,985,890

Units sold	16,008,788	30,688,889
Units redeemed	(20,207,336)	(13,398,611)
Net increase (decrease)	(4,198,548)	17,290,278
Units outstanding, beginning	49,739,141	32,448,863
Units outstanding, ending	45,540,593	49,739,141

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$142,621,111
Cost of units redeemed/account charges	(93,790,167)
Net investment income (loss)	5,032,400
Net realized gain (loss)	(110,888)
Realized gain distributions	1,097,466
Net change in unrealized appreciation (depreciation)	2,230,657
Net assets	$57,080,579

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	45,541	$57,081	1.25%	7.5%	12/31/2020	$1.28	0	$0	1.00%	7.8%	12/31/2020	$1.31	0	$0	0.75%	8.1%
12/31/2019	1.17	49,739	57,986	1.25%	7.9%	12/31/2019	1.19	0	0	1.00%	8.2%	12/31/2019	1.21	0	0	0.75%	8.5%
12/31/2018	1.08	32,449	35,046	1.25%	-1.8%	12/31/2018	1.10	0	0	1.00%	-1.5%	12/31/2018	1.11	0	0	0.75%	-1.3%
12/31/2017	1.10	36,869	40,538	1.25%	3.1%	12/31/2017	1.11	0	0	1.00%	3.4%	12/31/2017	1.13	0	0	0.75%	3.6%
12/31/2016	1.07	37,476	39,964	1.25%	3.2%	12/31/2016	1.08	0	0	1.00%	3.5%	12/31/2016	1.09	0	0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	8.3%	12/31/2020	$1.36	0	$0	0.25%	8.6%	12/31/2020	$1.39	0	$0	0.00%	8.9%
12/31/2019	1.23	0	0	0.50%	8.8%	12/31/2019	1.25	0	0	0.25%	9.0%	12/31/2019	1.27	0	0	0.00%	9.3%
12/31/2018	1.13	0	0	0.50%	-1.0%	12/31/2018	1.15	0	0	0.25%	-0.8%	12/31/2018	1.17	0	0	0.00%	-0.5%
12/31/2017	1.14	0	0	0.50%	3.9%	12/31/2017	1.16	0	0	0.25%	4.1%	12/31/2017	1.17	0	0	0.00%	4.4%
12/31/2016	1.10	0	0	0.50%	4.0%	12/31/2016	1.11	0	0	0.25%	4.2%	12/31/2016	1.12	678	761	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	3.2%
2018	3.5%
2017	3.1%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Dynamic Credit Fund A Class - 06-022
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21
Mortality & expense charges	(7)
Net investment income (loss)	14

Gain (loss) on investments:
Net realized gain (loss)	(33)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net gain (loss)	(31)

Increase (decrease) in net assets from operations	$(17)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14	$19
Net realized gain (loss)	(33)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2	27

Increase (decrease) in net assets from operations	(17)	46

Contract owner transactions:
Proceeds from units sold	180	211
Cost of units redeemed	(931)	-
Account charges	-	-
Increase (decrease)	(751)	211
Net increase (decrease)	(768)	257
Net assets, beginning	768	511
Net assets, ending	$-	$768

Units sold	167	190
Units redeemed	(843)	-
Net increase (decrease)	(676)	190
Units outstanding, beginning	676	486
Units outstanding, ending	-	676

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,212
Cost of units redeemed/account charges	(1,241)
Net investment income (loss)	64
Net realized gain (loss)	(35)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	2.2%	12/31/2020	$1.18	0	$0	1.00%	2.4%	12/31/2020	$1.21	0	$0	0.75%	2.7%
12/31/2019	1.14	1	1	1.25%	8.0%	12/31/2019	1.15	0	0	1.00%	8.2%	12/31/2019	1.17	0	0	0.75%	8.5%
12/31/2018	1.05	0	1	1.25%	-3.6%	12/31/2018	1.07	0	0	1.00%	-3.4%	12/31/2018	1.08	0	0	0.75%	-3.1%
12/31/2017	1.09	1	1	1.25%	3.9%	12/31/2017	1.10	0	0	1.00%	4.2%	12/31/2017	1.12	0	0	0.75%	4.4%
12/31/2016	1.05	0	0	1.25%	9.8%	12/31/2016	1.06	0	0	1.00%	10.0%	12/31/2016	1.07	0	0	0.75%	10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	3.0%	12/31/2020	$1.25	0	$0	0.25%	3.2%	12/31/2020	$1.28	0	$0	0.00%	3.5%
12/31/2019	1.19	0	0	0.50%	8.8%	12/31/2019	1.21	0	0	0.25%	9.1%	12/31/2019	1.23	0	0	0.00%	9.3%
12/31/2018	1.10	0	0	0.50%	-2.9%	12/31/2018	1.11	0	0	0.25%	-2.6%	12/31/2018	1.13	0	0	0.00%	-2.4%
12/31/2017	1.13	0	0	0.50%	4.7%	12/31/2017	1.14	0	0	0.25%	5.0%	12/31/2017	1.16	0	0	0.00%	5.2%
12/31/2016	1.08	0	0	0.50%	10.6%	12/31/2016	1.09	0	0	0.25%	10.9%	12/31/2016	1.10	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.5%
2019	4.2%
2018	2.9%
2017	4.5%
2016	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	2.5%	12/31/2020	$1.21	0	$0	1.00%	2.8%	12/31/2020	$1.23	0	$0	0.75%	3.0%
12/31/2019	1.16	0	0	1.25%	8.4%	12/31/2019	1.18	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%
12/31/2018	1.07	0	0	1.25%	-3.3%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.10	0	0	0.75%	-2.8%
12/31/2017	1.11	0	0	1.25%	4.2%	12/31/2017	1.12	0	0	1.00%	4.5%	12/31/2017	1.13	0	0	0.75%	4.7%
12/31/2016	1.06	0	0	1.25%	10.0%	12/31/2016	1.07	0	0	1.00%	10.3%	12/31/2016	1.08	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	3.3%	12/31/2020	$1.28	0	$0	0.25%	3.6%	12/31/2020	$1.31	0	$0	0.00%	3.8%
12/31/2019	1.22	0	0	0.50%	9.2%	12/31/2019	1.24	0	0	0.25%	9.5%	12/31/2019	1.26	0	0	0.00%	9.8%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.3%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.0%	12/31/2017	1.16	0	0	0.25%	5.3%	12/31/2017	1.17	0	0	0.00%	5.5%
12/31/2016	1.09	0	0	0.50%	10.8%	12/31/2016	1.10	0	0	0.25%	11.1%	12/31/2016	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund A Class - 06-327
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,648,926	$3,408,760	101,927
Receivables: investments sold	3,151
Payables: investments purchased	-
Net assets	$3,652,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,453,237	1,195,383	$2.05
Band 100	358,552	169,063	2.12
Band 75	-	-	2.19
Band 50	800,358	353,405	2.26
Band 25	-	-	2.34
Band 0	39,930	16,510	2.42
Total	$3,652,077	1,734,361

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$64,280
Mortality & expense charges	(37,620)
Net investment income (loss)	26,660

Gain (loss) on investments:
Net realized gain (loss)	(22,223)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(127,328)
Net gain (loss)	(149,551)

Increase (decrease) in net assets from operations	$(122,891)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,660	$36,952
Net realized gain (loss)	(22,223)	16,397
Realized gain distributions	-	102,078
Net change in unrealized appreciation (depreciation)	(127,328)	806,682

Increase (decrease) in net assets from operations	(122,891)	962,109

Contract owner transactions:
Proceeds from units sold	263,898	359,908
Cost of units redeemed	(1,016,762)	(1,092,273)
Account charges	(1,130)	(1,087)
Increase (decrease)	(753,994)	(733,452)
Net increase (decrease)	(876,885)	228,657
Net assets, beginning	4,528,962	4,300,305
Net assets, ending	$3,652,077	$4,528,962

Units sold	141,640	267,279
Units redeemed	(521,747)	(640,514)
Net increase (decrease)	(380,107)	(373,235)
Units outstanding, beginning	2,114,468	2,487,703
Units outstanding, ending	1,734,361	2,114,468

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,391,408
Cost of units redeemed/account charges	(8,159,925)
Net investment income (loss)	194,949
Net realized gain (loss)	141,847
Realized gain distributions	843,632
Net change in unrealized appreciation (depreciation)	240,166
Net assets	$3,652,077

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.05	1,195	$2,453	1.25%	-1.4%	12/31/2020	$2.12	169	$359	1.00%	-1.2%	12/31/2020	$2.19	0	$0	0.75%	-0.9%
12/31/2019	2.08	1,352	2,815	1.25%	23.9%	12/31/2019	2.15	194	416	1.00%	24.2%	12/31/2019	2.21	0	0	0.75%	24.5%
12/31/2018	1.68	1,529	2,571	1.25%	-10.0%	12/31/2018	1.73	216	374	1.00%	-9.8%	12/31/2018	1.78	0	0	0.75%	-9.6%
12/31/2017	1.87	2,185	4,082	1.25%	13.5%	12/31/2017	1.92	319	612	1.00%	13.8%	12/31/2017	1.97	0	0	0.75%	14.1%
12/31/2016	1.65	2,202	3,624	1.25%	17.7%	12/31/2016	1.68	370	623	1.00%	18.0%	12/31/2016	1.72	0	0	0.75%	18.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	353	$800	0.50%	-0.7%	12/31/2020	$2.34	0	$0	0.25%	-0.4%	12/31/2020	$2.42	17	$40	0.00%	-0.2%
12/31/2019	2.28	561	1,280	0.50%	24.8%	12/31/2019	2.35	0	0	0.25%	25.1%	12/31/2019	2.42	7	18	0.00%	25.4%
12/31/2018	1.83	740	1,351	0.50%	-9.4%	12/31/2018	1.88	0	0	0.25%	-9.1%	12/31/2018	1.93	2	4	0.00%	-8.9%
12/31/2017	2.02	693	1,396	0.50%	14.4%	12/31/2017	2.07	0	0	0.25%	14.7%	12/31/2017	2.12	0	0	0.00%	15.0%
12/31/2016	1.76	720	1,269	0.50%	18.6%	12/31/2016	1.80	0	0	0.25%	18.9%	12/31/2016	1.84	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.8%
2018	2.2%
2017	1.5%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund Y Class - 06-828
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,861,891	$31,476,629	932,297
Receivables: investments sold	17,804
Payables: investments purchased	-
Net assets	$33,879,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,188,148	13,607,042	$2.22
Band 100	-	-	2.26
Band 75	-	-	2.31
Band 50	-	-	2.36
Band 25	-	-	2.41
Band 0	3,691,547	1,503,266	2.46
Total	$33,879,695	15,110,308

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$611,337
Mortality & expense charges	(349,197)
Net investment income (loss)	262,140

Gain (loss) on investments:
Net realized gain (loss)	(123,514)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(780,391)
Net gain (loss)	(903,905)

Increase (decrease) in net assets from operations	$(641,765)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$262,140	$328,314
Net realized gain (loss)	(123,514)	184,329
Realized gain distributions	-	816,180
Net change in unrealized appreciation (depreciation)	(780,391)	6,512,529

Increase (decrease) in net assets from operations	(641,765)	7,841,352

Contract owner transactions:
Proceeds from units sold	1,625,547	1,651,776
Cost of units redeemed	(4,337,712)	(5,786,466)
Account charges	(10,837)	(12,845)
Increase (decrease)	(2,723,002)	(4,147,535)
Net increase (decrease)	(3,364,767)	3,693,817
Net assets, beginning	37,244,462	33,550,645
Net assets, ending	$33,879,695	$37,244,462

Units sold	1,121,115	828,529
Units redeemed	(2,449,016)	(2,813,011)
Net increase (decrease)	(1,327,901)	(1,984,482)
Units outstanding, beginning	16,438,209	18,422,691
Units outstanding, ending	15,110,308	16,438,209

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$54,034,546
Cost of units redeemed/account charges	(29,332,630)
Net investment income (loss)	1,492,445
Net realized gain (loss)	784,183
Realized gain distributions	4,515,889
Net change in unrealized appreciation (depreciation)	2,385,262
Net assets	$33,879,695

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.22	13,607	$30,188	1.25%	-1.1%	12/31/2020	$2.26	0	$0	1.00%	-0.9%	12/31/2020	$2.31	0	$0	0.75%	-0.7%
12/31/2019	2.24	14,751	33,105	1.25%	24.2%	12/31/2019	2.28	0	0	1.00%	24.5%	12/31/2019	2.33	0	0	0.75%	24.8%
12/31/2018	1.81	16,648	30,088	1.25%	-9.8%	12/31/2018	1.84	0	0	1.00%	-9.6%	12/31/2018	1.86	0	0	0.75%	-9.3%
12/31/2017	2.00	18,425	36,916	1.25%	13.8%	12/31/2017	2.03	0	0	1.00%	14.1%	12/31/2017	2.06	0	0	0.75%	14.4%
12/31/2016	1.76	22,769	40,092	1.25%	18.0%	12/31/2016	1.78	0	0	1.00%	18.3%	12/31/2016	1.80	0	0	0.75%	18.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.36	0	$0	0.50%	-0.4%	12/31/2020	$2.41	0	$0	0.25%	-0.2%	12/31/2020	$2.46	1,503	$3,692	0.00%	0.1%
12/31/2019	2.37	0	0	0.50%	25.1%	12/31/2019	2.41	0	0	0.25%	25.4%	12/31/2019	2.45	1,687	4,139	0.00%	25.7%
12/31/2018	1.89	0	0	0.50%	-9.1%	12/31/2018	1.92	0	0	0.25%	-8.9%	12/31/2018	1.95	1,775	3,463	0.00%	-8.7%
12/31/2017	2.08	0	0	0.50%	14.6%	12/31/2017	2.11	0	0	0.25%	14.9%	12/31/2017	2.14	1,917	4,095	0.00%	15.2%
12/31/2016	1.82	0	0	0.50%	18.9%	12/31/2016	1.83	0	0	0.25%	19.2%	12/31/2016	1.85	2,016	3,737	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	2.5%
2017	1.6%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fund A Class - 06-833
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,082	$661,922	22,042
Receivables: investments sold	64,279
Payables: investments purchased	-
Net assets	$761,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$713,114	240,234	$2.97
Band 100	48,247	15,927	3.03
Band 75	-	-	3.09
Band 50	-	-	3.15
Band 25	-	-	3.22
Band 0	-	-	3.29
Total	$761,361	256,161

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,665
Mortality & expense charges	(3,807)
Net investment income (loss)	(2,142)

Gain (loss) on investments:
Net realized gain (loss)	(642)
Realized gain distributions	16,981
Net change in unrealized appreciation (depreciation)	55,293
Net gain (loss)	71,632

Increase (decrease) in net assets from operations	$69,490

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,142)	$(957)
Net realized gain (loss)	(642)	(9,690)
Realized gain distributions	16,981	22,621
Net change in unrealized appreciation (depreciation)	55,293	54,735

Increase (decrease) in net assets from operations	69,490	66,709

Contract owner transactions:
Proceeds from units sold	427,605	9,956
Cost of units redeemed	(21,535)	(40,482)
Account charges	(93)	(51)
Increase (decrease)	405,977	(30,577)
Net increase (decrease)	475,467	36,132
Net assets, beginning	285,894	249,762
Net assets, ending	$761,361	$285,894

Units sold	147,123	4,526
Units redeemed	(8,509)	(19,920)
Net increase (decrease)	138,614	(15,394)
Units outstanding, beginning	117,547	132,941
Units outstanding, ending	256,161	117,547

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$787,462
Cost of units redeemed/account charges	(220,737)
Net investment income (loss)	(4,434)
Net realized gain (loss)	(33,719)
Realized gain distributions	197,629
Net change in unrealized appreciation (depreciation)	35,160
Net assets	$761,361

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.97	240	$713	1.25%	22.4%	12/31/2020	$3.03	16	$48	1.00%	22.7%	12/31/2020	$3.09	0	$0	0.75%	23.0%
12/31/2019	2.43	101	244	1.25%	29.4%	12/31/2019	2.47	17	42	1.00%	29.7%	12/31/2019	2.51	0	0	0.75%	30.0%
12/31/2018	1.88	116	218	1.25%	-3.0%	12/31/2018	1.90	17	32	1.00%	-2.7%	12/31/2018	1.93	0	0	0.75%	-2.5%
12/31/2017	1.93	116	223	1.25%	20.0%	12/31/2017	1.96	27	53	1.00%	20.3%	12/31/2017	1.98	0	0	0.75%	20.6%
12/31/2016	1.61	126	202	1.25%	8.2%	12/31/2016	1.63	38	62	1.00%	8.5%	12/31/2016	1.64	0	0	0.75%	8.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.15	0	$0	0.50%	23.3%	12/31/2020	$3.22	0	$0	0.25%	23.6%	12/31/2020	$3.29	0	$0	0.00%	23.9%
12/31/2019	2.56	0	0	0.50%	30.3%	12/31/2019	2.61	0	0	0.25%	30.7%	12/31/2019	2.65	0	0	0.00%	31.0%
12/31/2018	1.96	0	0	0.50%	-2.2%	12/31/2018	1.99	0	0	0.25%	-2.0%	12/31/2018	2.02	0	0	0.00%	-1.7%
12/31/2017	2.01	0	0	0.50%	20.9%	12/31/2017	2.03	0	0	0.25%	21.2%	12/31/2017	2.06	0	0	0.00%	21.5%
12/31/2016	1.66	0	0	0.50%	9.1%	12/31/2016	1.68	0	0	0.25%	9.3%	12/31/2016	1.70	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
2018	1.0%
2017	1.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fund VCT Portfolio I Class - 06-590
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,841,599	$2,772,097	167,014
Receivables: investments sold	-
Payables: investments purchased	(30,748)
Net assets	$2,810,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,810,851	705,982	$3.98
Band 100	-	-	4.16
Band 75	-	-	4.34
Band 50	-	-	4.53
Band 25	-	-	4.73
Band 0	-	-	5.36
Total	$2,810,851	705,982

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,401
Mortality & expense charges	(21,621)
Net investment income (loss)	(8,220)

Gain (loss) on investments:
Net realized gain (loss)	(18,949)
Realized gain distributions	134,617
Net change in unrealized appreciation (depreciation)	296,924
Net gain (loss)	412,592

Increase (decrease) in net assets from operations	$404,372

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,220)	$(2,975)
Net realized gain (loss)	(18,949)	(36,780)
Realized gain distributions	134,617	199,615
Net change in unrealized appreciation (depreciation)	296,924	175,257

Increase (decrease) in net assets from operations	404,372	335,117

Contract owner transactions:
Proceeds from units sold	1,169,837	69,085
Cost of units redeemed	(190,507)	(124,718)
Account charges	(695)	(204)
Increase (decrease)	978,635	(55,837)
Net increase (decrease)	1,383,007	279,280
Net assets, beginning	1,427,844	1,148,564
Net assets, ending	$2,810,851	$1,427,844

Units sold	318,050	23,304
Units redeemed	(52,227)	(42,370)
Net increase (decrease)	265,823	(19,066)
Units outstanding, beginning	440,159	459,225
Units outstanding, ending	705,982	440,159

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,921,608
Cost of units redeemed/account charges	(21,034,812)
Net investment income (loss)	359,437
Net realized gain (loss)	(600,450)
Realized gain distributions	2,095,566
Net change in unrealized appreciation (depreciation)	69,502
Net assets	$2,810,851

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.98	706	$2,811	1.25%	22.7%	12/31/2020	$4.16	0	$0	1.00%	23.0%	12/31/2020	$4.34	0	$0	0.75%	23.4%
12/31/2019	3.24	440	1,428	1.25%	29.7%	12/31/2019	3.38	0	0	1.00%	30.0%	12/31/2019	3.52	0	0	0.75%	30.4%
12/31/2018	2.50	459	1,149	1.25%	-2.7%	12/31/2018	2.60	0	0	1.00%	-2.5%	12/31/2018	2.70	0	0	0.75%	-2.2%
12/31/2017	2.57	530	1,364	1.25%	20.2%	12/31/2017	2.66	0	0	1.00%	20.5%	12/31/2017	2.76	0	0	0.75%	20.8%
12/31/2016	2.14	570	1,219	1.25%	8.5%	12/31/2016	2.21	0	0	1.00%	8.7%	12/31/2016	2.29	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.53	0	$0	0.50%	23.7%	12/31/2020	$4.73	0	$0	0.25%	24.0%	12/31/2020	$5.36	0	$0	0.00%	24.3%
12/31/2019	3.66	0	0	0.50%	30.7%	12/31/2019	3.82	0	0	0.25%	31.0%	12/31/2019	4.32	0	0	0.00%	31.3%
12/31/2018	2.80	0	0	0.50%	-2.0%	12/31/2018	2.91	0	0	0.25%	-1.8%	12/31/2018	3.29	0	0	0.00%	-1.5%
12/31/2017	2.86	0	0	0.50%	21.1%	12/31/2017	2.97	0	0	0.25%	21.4%	12/31/2017	3.34	0	0	0.00%	21.7%
12/31/2016	2.36	0	0	0.50%	9.3%	12/31/2016	2.44	0	0	0.25%	9.5%	12/31/2016	2.74	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.0%
2018	1.1%
2017	1.2%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund A Class - 06-628
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$378,058	$309,075	12,493
Receivables: investments sold	10,858
Payables: investments purchased	-
Net assets	$388,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$388,916	118,018	$3.30
Band 100	-	-	3.37
Band 75	-	-	3.44
Band 50	-	-	3.51
Band 25	-	-	3.59
Band 0	-	-	3.67
Total	$388,916	118,018

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,368)
Net investment income (loss)	(4,368)

Gain (loss) on investments:
Net realized gain (loss)	112,618
Realized gain distributions	29,435
Net change in unrealized appreciation (depreciation)	(50,410)
Net gain (loss)	91,643

Increase (decrease) in net assets from operations	$87,275

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,368)	$(10,463)
Net realized gain (loss)	112,618	280,088
Realized gain distributions	29,435	33,431
Net change in unrealized appreciation (depreciation)	(50,410)	79,019

Increase (decrease) in net assets from operations	87,275	382,075

Contract owner transactions:
Proceeds from units sold	125,768	178,731
Cost of units redeemed	(475,070)	(1,682,105)
Account charges	(256)	(866)
Increase (decrease)	(349,558)	(1,504,240)
Net increase (decrease)	(262,283)	(1,122,165)
Net assets, beginning	651,199	1,773,364
Net assets, ending	$388,916	$651,199

Units sold	43,656	77,411
Units redeemed	(173,014)	(706,553)
Net increase (decrease)	(129,358)	(629,142)
Units outstanding, beginning	247,376	876,518
Units outstanding, ending	118,018	247,376

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,847,195
Cost of units redeemed/account charges	(10,454,277)
Net investment income (loss)	(128,251)
Net realized gain (loss)	1,409,896
Realized gain distributions	645,370
Net change in unrealized appreciation (depreciation)	68,983
Net assets	$388,916

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	118	$389	1.25%	25.5%	12/31/2020	$3.37	0	$0	1.00%	25.8%	12/31/2020	$3.44	0	$0	0.75%	26.1%
12/31/2019	2.63	242	636	1.25%	32.2%	12/31/2019	2.68	0	0	1.00%	32.5%	12/31/2019	2.73	0	0	0.75%	32.8%
12/31/2018	1.99	692	1,376	1.25%	-1.9%	12/31/2018	2.02	0	0	1.00%	-1.6%	12/31/2018	2.05	0	0	0.75%	-1.4%
12/31/2017	2.02	1,431	2,897	1.25%	21.1%	12/31/2017	2.05	0	0	1.00%	21.4%	12/31/2017	2.08	0	0	0.75%	21.7%
12/31/2016	1.67	2,162	3,615	1.25%	2.3%	12/31/2016	1.69	0	0	1.00%	2.6%	12/31/2016	1.71	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.51	0	$0	0.50%	26.4%	12/31/2020	$3.59	0	$0	0.25%	26.7%	12/31/2020	$3.67	0	$0	0.00%	27.0%
12/31/2019	2.78	0	0	0.50%	33.2%	12/31/2019	2.83	0	0	0.25%	33.5%	12/31/2019	2.89	5	15	0.00%	33.8%
12/31/2018	2.09	0	0	0.50%	-1.1%	12/31/2018	2.12	0	0	0.25%	-0.9%	12/31/2018	2.16	184	398	0.00%	-0.6%
12/31/2017	2.11	0	0	0.50%	22.0%	12/31/2017	2.14	0	0	0.25%	22.3%	12/31/2017	2.17	206	448	0.00%	22.6%
12/31/2016	1.73	0	0	0.50%	3.1%	12/31/2016	1.75	0	0	0.25%	3.3%	12/31/2016	1.77	270	478	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.2%
2017	0.2%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund Y Class - 06-626
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,351,095	$9,453,163	385,445
Receivables: investments sold	-
Payables: investments purchased	(224,992)
Net assets	$12,126,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,126,103	3,587,628	$3.38
Band 100	-	-	3.45
Band 75	-	-	3.53
Band 50	-	-	3.61
Band 25	-	-	3.68
Band 0	-	-	3.76
Total	$12,126,103	3,587,628

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,614
Mortality & expense charges	(131,958)
Net investment income (loss)	(112,344)

Gain (loss) on investments:
Net realized gain (loss)	957,480
Realized gain distributions	1,013,327
Net change in unrealized appreciation (depreciation)	807,613
Net gain (loss)	2,778,420

Increase (decrease) in net assets from operations	$2,666,076

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(112,344)	$(103,712)
Net realized gain (loss)	957,480	1,448,932
Realized gain distributions	1,013,327	712,421
Net change in unrealized appreciation (depreciation)	807,613	1,511,263

Increase (decrease) in net assets from operations	2,666,076	3,568,904

Contract owner transactions:
Proceeds from units sold	4,501,798	1,245,648
Cost of units redeemed	(4,666,038)	(7,239,945)
Account charges	(7,926)	(1,676)
Increase (decrease)	(172,166)	(5,995,973)
Net increase (decrease)	2,493,910	(2,427,069)
Net assets, beginning	9,632,193	12,059,262
Net assets, ending	$12,126,103	$9,632,193

Units sold	1,638,621	535,430
Units redeemed	(1,575,153)	(2,906,459)
Net increase (decrease)	63,468	(2,371,029)
Units outstanding, beginning	3,524,160	5,895,189
Units outstanding, ending	3,587,628	3,524,160

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,554,331
Cost of units redeemed/account charges	(27,488,419)
Net investment income (loss)	(477,880)
Net realized gain (loss)	4,000,493
Realized gain distributions	3,639,646
Net change in unrealized appreciation (depreciation)	2,897,932
Net assets	$12,126,103

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.38	3,588	$12,126	1.25%	25.8%	12/31/2020	$3.45	0	$0	1.00%	26.1%	12/31/2020	$3.53	0	$0	0.75%	26.4%
12/31/2019	2.69	2,920	7,846	1.25%	32.6%	12/31/2019	2.74	0	0	1.00%	32.9%	12/31/2019	2.79	0	0	0.75%	33.3%
12/31/2018	2.03	5,252	10,644	1.25%	-1.6%	12/31/2018	2.06	0	0	1.00%	-1.3%	12/31/2018	2.09	0	0	0.75%	-1.1%
12/31/2017	2.06	6,823	14,047	1.25%	21.5%	12/31/2017	2.09	0	0	1.00%	21.8%	12/31/2017	2.12	0	0	0.75%	22.1%
12/31/2016	1.69	8,364	14,172	1.25%	2.7%	12/31/2016	1.71	0	0	1.00%	3.0%	12/31/2016	1.73	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.61	0	$0	0.50%	26.7%	12/31/2020	$3.68	0	$0	0.25%	27.0%	12/31/2020	$3.76	0	$0	0.00%	27.4%
12/31/2019	2.84	0	0	0.50%	33.6%	12/31/2019	2.90	0	0	0.25%	33.9%	12/31/2019	2.96	604	1,786	0.00%	34.3%
12/31/2018	2.13	0	0	0.50%	-0.8%	12/31/2018	2.16	0	0	0.25%	-0.6%	12/31/2018	2.20	643	1,415	0.00%	-0.3%
12/31/2017	2.15	0	0	0.50%	22.4%	12/31/2017	2.18	0	0	0.25%	22.7%	12/31/2017	2.21	550	1,214	0.00%	23.0%
12/31/2016	1.75	0	0	0.50%	3.5%	12/31/2016	1.77	0	0	0.25%	3.7%	12/31/2016	1.79	443	795	0.00%	4.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.3%
2018	0.6%
2017	0.5%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer High Yield Fund A Class - 06-837
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,958	$510,206	54,390
Receivables: investments sold	840
Payables: investments purchased	-
Net assets	$517,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$332,942	238,327	$1.40
Band 100	94,818	66,507	1.43
Band 75	-	-	1.45
Band 50	90,038	60,640	1.48
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$517,798	365,474

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,277
Mortality & expense charges	(5,542)
Net investment income (loss)	21,735

Gain (loss) on investments:
Net realized gain (loss)	(3,255)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(11,491)
Net gain (loss)	(14,746)

Increase (decrease) in net assets from operations	$6,989

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,735	$22,366
Net realized gain (loss)	(3,255)	161
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(11,491)	44,685

Increase (decrease) in net assets from operations	6,989	67,212

Contract owner transactions:
Proceeds from units sold	11,345	27,832
Cost of units redeemed	(74,565)	(55,470)
Account charges	(221)	(192)
Increase (decrease)	(63,441)	(27,830)
Net increase (decrease)	(56,452)	39,382
Net assets, beginning	574,250	534,868
Net assets, ending	$517,798	$574,250

Units sold	8,692	47,256
Units redeemed	(56,411)	(68,750)
Net increase (decrease)	(47,719)	(21,494)
Units outstanding, beginning	413,193	434,687
Units outstanding, ending	365,474	413,193

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,772,470
Cost of units redeemed/account charges	(1,421,660)
Net investment income (loss)	150,446
Net realized gain (loss)	(21,955)
Realized gain distributions	31,745
Net change in unrealized appreciation (depreciation)	6,752
Net assets	$517,798

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	238	$333	1.25%	1.8%	12/31/2020	$1.43	67	$95	1.00%	2.0%	12/31/2020	$1.45	0	$0	0.75%	2.3%
12/31/2019	1.37	271	372	1.25%	12.7%	12/31/2019	1.40	70	98	1.00%	13.0%	12/31/2019	1.42	0	0	0.75%	13.3%
12/31/2018	1.22	290	354	1.25%	-4.3%	12/31/2018	1.24	72	89	1.00%	-4.1%	12/31/2018	1.26	0	0	0.75%	-3.9%
12/31/2017	1.27	268	342	1.25%	6.2%	12/31/2017	1.29	76	98	1.00%	6.4%	12/31/2017	1.31	0	0	0.75%	6.7%
12/31/2016	1.20	351	421	1.25%	12.8%	12/31/2016	1.21	125	151	1.00%	13.0%	12/31/2016	1.22	0	0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	61	$90	0.50%	2.6%	12/31/2020	$1.52	0	$0	0.25%	2.8%	12/31/2020	$1.55	0	$0	0.00%	3.1%
12/31/2019	1.45	72	104	0.50%	13.5%	12/31/2019	1.47	0	0	0.25%	13.8%	12/31/2019	1.50	0	0	0.00%	14.1%
12/31/2018	1.28	72	92	0.50%	-3.6%	12/31/2018	1.29	0	0	0.25%	-3.4%	12/31/2018	1.31	0	0	0.00%	-3.1%
12/31/2017	1.32	90	119	0.50%	7.0%	12/31/2017	1.34	0	0	0.25%	7.2%	12/31/2017	1.36	0	0	0.00%	7.5%
12/31/2016	1.24	107	132	0.50%	13.6%	12/31/2016	1.25	0	0	0.25%	13.9%	12/31/2016	1.26	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	5.1%
2018	5.3%
2017	4.9%
2016	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer High Yield Fund Y Class - 06-829
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,819	$10,602	1,140
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$10,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,869	7,591	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$10,869	7,591

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$453
Mortality & expense charges	(102)
Net investment income (loss)	351

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	36
Net gain (loss)	33

Increase (decrease) in net assets from operations	$384

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$351	$1,898
Net realized gain (loss)	(3)	(454)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	36	4,116

Increase (decrease) in net assets from operations	384	5,560

Contract owner transactions:
Proceeds from units sold	3,170	16,325
Cost of units redeemed	-	(84,555)
Account charges	(11)	(7)
Increase (decrease)	3,159	(68,237)
Net increase (decrease)	3,543	(62,677)
Net assets, beginning	7,326	70,003
Net assets, ending	$10,869	$7,326

Units sold	2,377	12,337
Units redeemed	(8)	(63,503)
Net increase (decrease)	2,369	(51,166)
Units outstanding, beginning	5,222	56,388
Units outstanding, ending	7,591	5,222

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$101,114
Cost of units redeemed/account charges	(98,899)
Net investment income (loss)	8,785
Net realized gain (loss)	(633)
Realized gain distributions	285
Net change in unrealized appreciation (depreciation)	217
Net assets	$10,869

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	8	$11	1.25%	2.1%	12/31/2020	$1.46	0	$0	1.00%	2.3%	12/31/2020	$1.49	0	$0	0.75%	2.6%
12/31/2019	1.40	5	7	1.25%	13.0%	12/31/2019	1.43	0	0	1.00%	13.3%	12/31/2019	1.45	0	0	0.75%	13.6%
12/31/2018	1.24	56	70	1.25%	-4.1%	12/31/2018	1.26	0	0	1.00%	-3.8%	12/31/2018	1.28	0	0	0.75%	-3.6%
12/31/2017	1.29	51	66	1.25%	6.5%	12/31/2017	1.31	0	0	1.00%	6.7%	12/31/2017	1.33	0	0	0.75%	7.0%
12/31/2016	1.22	38	46	1.25%	13.1%	12/31/2016	1.23	0	0	1.00%	13.4%	12/31/2016	1.24	0	0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	0	$0	0.50%	2.8%	12/31/2020	$1.55	0	$0	0.25%	3.1%	12/31/2020	$1.58	0	$0	0.00%	3.3%
12/31/2019	1.48	0	0	0.50%	13.9%	12/31/2019	1.51	0	0	0.25%	14.1%	12/31/2019	1.53	0	0	0.00%	14.4%
12/31/2018	1.30	0	0	0.50%	-3.3%	12/31/2018	1.32	0	0	0.25%	-3.1%	12/31/2018	1.34	0	0	0.00%	-2.8%
12/31/2017	1.34	0	0	0.50%	7.3%	12/31/2017	1.36	0	0	0.25%	7.5%	12/31/2017	1.38	0	0	0.00%	7.8%
12/31/2016	1.25	0	0	0.50%	13.9%	12/31/2016	1.27	0	0	0.25%	14.2%	12/31/2016	1.28	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	6.6%
2018	5.6%
2017	4.9%
2016	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Mid Cap Value Fund A Class - 06-838
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$478,262	$468,770	20,416
Receivables: investments sold	88
Payables: investments purchased	-
Net assets	$478,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,029	234,752	$1.90
Band 100	32,321	16,669	1.94
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$478,350	251,421

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,375
Mortality & expense charges	(5,117)
Net investment income (loss)	(1,742)

Gain (loss) on investments:
Net realized gain (loss)	(59,440)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28,443
Net gain (loss)	(30,997)

Increase (decrease) in net assets from operations	$(32,739)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,742)	$836
Net realized gain (loss)	(59,440)	(6,693)
Realized gain distributions	-	2,489
Net change in unrealized appreciation (depreciation)	28,443	162,915

Increase (decrease) in net assets from operations	(32,739)	159,547

Contract owner transactions:
Proceeds from units sold	105,817	78,192
Cost of units redeemed	(369,447)	(39,881)
Account charges	(6)	(36)
Increase (decrease)	(263,636)	38,275
Net increase (decrease)	(296,375)	197,822
Net assets, beginning	774,725	576,903
Net assets, ending	$478,350	$774,725

Units sold	63,053	51,479
Units redeemed	(206,717)	(30,037)
Net increase (decrease)	(143,664)	21,442
Units outstanding, beginning	395,085	373,643
Units outstanding, ending	251,421	395,085

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,098,546
Cost of units redeemed/account charges	(688,972)
Net investment income (loss)	(4,357)
Net realized gain (loss)	(66,598)
Realized gain distributions	130,239
Net change in unrealized appreciation (depreciation)	9,492
Net assets	$478,350

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.90	235	$446	1.25%	0.5%	12/31/2020	$1.94	17	$32	1.00%	0.8%	12/31/2020	$1.98	0	$0	0.75%	1.1%
12/31/2019	1.89	221	418	1.25%	26.4%	12/31/2019	1.92	17	33	1.00%	26.8%	12/31/2019	1.96	0	0	0.75%	27.1%
12/31/2018	1.49	201	300	1.25%	-20.5%	12/31/2018	1.52	22	33	1.00%	-20.3%	12/31/2018	1.54	0	0	0.75%	-20.1%
12/31/2017	1.88	159	299	1.25%	11.5%	12/31/2017	1.90	29	56	1.00%	11.7%	12/31/2017	1.93	0	0	0.75%	12.0%
12/31/2016	1.69	149	252	1.25%	14.7%	12/31/2016	1.70	95	162	1.00%	14.9%	12/31/2016	1.72	0	0	0.75%	15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	0.50%	1.3%	12/31/2020	$2.06	0	$0	0.25%	1.6%	12/31/2020	$2.10	0	$0	0.00%	1.8%
12/31/2019	1.99	0	0	0.50%	27.4%	12/31/2019	2.03	0	0	0.25%	27.7%	12/31/2019	2.07	157	323	0.00%	28.0%
12/31/2018	1.56	0	0	0.50%	-19.9%	12/31/2018	1.59	0	0	0.25%	-19.7%	12/31/2018	1.61	152	244	0.00%	-19.5%
12/31/2017	1.95	0	0	0.50%	12.3%	12/31/2017	1.98	0	0	0.25%	12.6%	12/31/2017	2.00	0	0	0.00%	12.9%
12/31/2016	1.74	0	0	0.50%	15.5%	12/31/2016	1.76	0	0	0.25%	15.8%	12/31/2016	1.78	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	1.2%
2017	0.3%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Mid Cap Value Fund Y Class - 06-831
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(103)
Net realized gain (loss)	-	(13,305)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	23,224

Increase (decrease) in net assets from operations	-	9,816

Contract owner transactions:
Proceeds from units sold	-	4,508
Cost of units redeemed	-	(101,154)
Account charges	-	-
Increase (decrease)	-	(96,646)
Net increase (decrease)	-	(86,830)
Net assets, beginning	-	86,830
Net assets, ending	$-	$-

Units sold	-	2,791
Units redeemed	-	(59,848)
Net increase (decrease)	-	(57,057)
Units outstanding, beginning	-	57,057
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$263,800
Cost of units redeemed/account charges	(302,546)
Net investment income (loss)	(2,987)
Net realized gain (loss)	6,893
Realized gain distributions	34,840
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.94	0	$0	1.25%	0.9%	12/31/2020	$1.98	0	$0	1.00%	1.1%	12/31/2020	$2.03	0	$0	0.75%	1.4%
12/31/2019	1.93	0	0	1.25%	26.7%	12/31/2019	1.96	0	0	1.00%	27.0%	12/31/2019	2.00	0	0	0.75%	27.3%
12/31/2018	1.52	57	87	1.25%	-20.3%	12/31/2018	1.55	0	0	1.00%	-20.1%	12/31/2018	1.57	0	0	0.75%	-19.9%
12/31/2017	1.91	90	172	1.25%	11.7%	12/31/2017	1.93	0	0	1.00%	12.0%	12/31/2017	1.96	0	0	0.75%	12.3%
12/31/2016	1.71	113	192	1.25%	15.0%	12/31/2016	1.73	0	0	1.00%	15.3%	12/31/2016	1.74	0	0	0.75%	15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	0	$0	0.50%	1.6%	12/31/2020	$2.11	0	$0	0.25%	1.9%	12/31/2020	$2.15	0	$0	0.00%	2.1%
12/31/2019	2.03	0	0	0.50%	27.6%	12/31/2019	2.07	0	0	0.25%	28.0%	12/31/2019	2.11	0	0	0.00%	28.3%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.62	0	0	0.25%	-19.5%	12/31/2018	1.64	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	12.6%	12/31/2017	2.01	0	0	0.25%	12.8%	12/31/2017	2.04	0	0	0.00%	13.1%
12/31/2016	1.76	0	0	0.50%	15.8%	12/31/2016	1.78	0	0	0.25%	16.1%	12/31/2016	1.80	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.7%
2017	0.5%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth Fund A Class - 06-836
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,134,005	$2,500,270	57,108
Receivables: investments sold	-
Payables: investments purchased	(28,463)
Net assets	$3,105,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,085,077	861,985	$3.58
Band 100	-	-	3.65
Band 75	-	-	3.73
Band 50	-	-	3.80
Band 25	-	-	3.88
Band 0	20,465	5,166	3.96
Total	$3,105,542	867,151

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(32,698)
Net investment income (loss)	(32,698)

Gain (loss) on investments:
Net realized gain (loss)	106,510
Realized gain distributions	369,697
Net change in unrealized appreciation (depreciation)	433,946
Net gain (loss)	910,153

Increase (decrease) in net assets from operations	$877,455

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,698)	$(31,970)
Net realized gain (loss)	106,510	10,835
Realized gain distributions	369,697	35,912
Net change in unrealized appreciation (depreciation)	433,946	721,648

Increase (decrease) in net assets from operations	877,455	736,425

Contract owner transactions:
Proceeds from units sold	454,571	1,131,135
Cost of units redeemed	(858,814)	(1,793,620)
Account charges	(1,006)	(903)
Increase (decrease)	(405,249)	(663,388)
Net increase (decrease)	472,206	73,037
Net assets, beginning	2,633,336	2,560,299
Net assets, ending	$3,105,542	$2,633,336

Units sold	163,343	470,775
Units redeemed	(305,644)	(732,668)
Net increase (decrease)	(142,301)	(261,893)
Units outstanding, beginning	1,009,452	1,271,345
Units outstanding, ending	867,151	1,009,452

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,763,722
Cost of units redeemed/account charges	(6,516,939)
Net investment income (loss)	(129,110)
Net realized gain (loss)	280,318
Realized gain distributions	1,073,816
Net change in unrealized appreciation (depreciation)	633,735
Net assets	$3,105,542

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.58	862	$3,085	1.25%	37.2%	12/31/2020	$3.65	0	$0	1.00%	37.6%	12/31/2020	$3.73	0	$0	0.75%	37.9%
12/31/2019	2.61	1,008	2,629	1.25%	31.1%	12/31/2019	2.66	0	0	1.00%	31.4%	12/31/2019	2.70	0	0	0.75%	31.7%
12/31/2018	1.99	1,078	2,146	1.25%	-7.4%	12/31/2018	2.02	0	0	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-7.0%
12/31/2017	2.15	741	1,594	1.25%	28.2%	12/31/2017	2.18	0	0	1.00%	28.5%	12/31/2017	2.21	0	0	0.75%	28.8%
12/31/2016	1.68	629	1,055	1.25%	2.2%	12/31/2016	1.69	0	0	1.00%	2.5%	12/31/2016	1.71	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.80	0	$0	0.50%	38.3%	12/31/2020	$3.88	0	$0	0.25%	38.6%	12/31/2020	$3.96	5	$20	0.00%	38.9%
12/31/2019	2.75	0	0	0.50%	32.1%	12/31/2019	2.80	0	0	0.25%	32.4%	12/31/2019	2.85	2	5	0.00%	32.7%
12/31/2018	2.08	0	0	0.50%	-6.7%	12/31/2018	2.12	0	0	0.25%	-6.5%	12/31/2018	2.15	193	414	0.00%	-6.2%
12/31/2017	2.23	0	0	0.50%	29.1%	12/31/2017	2.26	0	0	0.25%	29.5%	12/31/2017	2.29	186	426	0.00%	29.8%
12/31/2016	1.73	0	0	0.50%	3.0%	12/31/2016	1.75	0	0	0.25%	3.2%	12/31/2016	1.77	186	329	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,773,806	$14,016,632	526,105
Receivables: investments sold	-
Payables: investments purchased	(34,316)
Net assets	$19,739,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,739,490	3,032,778	$6.51
Band 100	-	-	6.80
Band 75	-	-	7.10
Band 50	-	-	7.41
Band 25	-	-	7.73
Band 0	-	-	8.77
Total	$19,739,490	3,032,778

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(195,650)
Net investment income (loss)	(195,650)

Gain (loss) on investments:
Net realized gain (loss)	147,766
Realized gain distributions	1,119,891
Net change in unrealized appreciation (depreciation)	4,301,200
Net gain (loss)	5,568,857

Increase (decrease) in net assets from operations	$5,373,207

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(195,650)	$(182,121)
Net realized gain (loss)	147,766	132,638
Realized gain distributions	1,119,891	1,811,646
Net change in unrealized appreciation (depreciation)	4,301,200	1,852,880

Increase (decrease) in net assets from operations	5,373,207	3,615,043

Contract owner transactions:
Proceeds from units sold	1,109,116	3,920,943
Cost of units redeemed	(2,026,449)	(2,028,611)
Account charges	(5,843)	(4,845)
Increase (decrease)	(923,176)	1,887,487
Net increase (decrease)	4,450,031	5,502,530
Net assets, beginning	15,289,459	9,786,929
Net assets, ending	$19,739,490	$15,289,459

Units sold	225,810	990,556
Units redeemed	(421,687)	(478,132)
Net increase (decrease)	(195,877)	512,424
Units outstanding, beginning	3,228,655	2,716,231
Units outstanding, ending	3,032,778	3,228,655

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$92,473,762
Cost of units redeemed/account charges	(93,855,390)
Net investment income (loss)	(934,942)
Net realized gain (loss)	2,032,733
Realized gain distributions	14,266,153
Net change in unrealized appreciation (depreciation)	5,757,174
Net assets	$19,739,490

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.51	3,033	$19,739	1.25%	37.4%	12/31/2020	$6.80	0	$0	1.00%	37.8%	12/31/2020	$7.10	0	$0	0.75%	38.1%
12/31/2019	4.74	3,229	15,289	1.25%	31.4%	12/31/2019	4.93	0	0	1.00%	31.8%	12/31/2019	5.14	0	0	0.75%	32.1%
12/31/2018	3.60	2,716	9,787	1.25%	-7.6%	12/31/2018	3.74	0	0	1.00%	-7.4%	12/31/2018	3.89	0	0	0.75%	-7.2%
12/31/2017	3.90	2,826	11,027	1.25%	28.4%	12/31/2017	4.04	0	0	1.00%	28.7%	12/31/2017	4.19	0	0	0.75%	29.1%
12/31/2016	3.04	3,386	10,287	1.25%	2.5%	12/31/2016	3.14	0	0	1.00%	2.7%	12/31/2016	3.25	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.41	0	$0	0.50%	38.5%	12/31/2020	$7.73	0	$0	0.25%	38.8%	12/31/2020	$8.77	0	$0	0.00%	39.2%
12/31/2019	5.35	0	0	0.50%	32.4%	12/31/2019	5.57	0	0	0.25%	32.7%	12/31/2019	6.30	0	0	0.00%	33.1%
12/31/2018	4.04	0	0	0.50%	-7.0%	12/31/2018	4.20	0	0	0.25%	-6.7%	12/31/2018	4.73	0	0	0.00%	-6.5%
12/31/2017	4.34	0	0	0.50%	29.4%	12/31/2017	4.50	0	0	0.25%	29.7%	12/31/2017	5.06	0	0	0.00%	30.0%
12/31/2016	3.36	0	0	0.50%	3.2%	12/31/2016	3.47	0	0	0.25%	3.5%	12/31/2016	3.89	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund A Class - 06-594
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$555,447	$511,061	48,836
Receivables: investments sold	2,261
Payables: investments purchased	-
Net assets	$557,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,708	411,266	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$557,708	411,266

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,514
Mortality & expense charges	(6,650)
Net investment income (loss)	11,864

Gain (loss) on investments:
Net realized gain (loss)	7,494
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,248
Net gain (loss)	25,742

Increase (decrease) in net assets from operations	$37,606

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,864	$11,199
Net realized gain (loss)	7,494	(1,618)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18,248	47,477

Increase (decrease) in net assets from operations	37,606	57,058

Contract owner transactions:
Proceeds from units sold	101,039	379,184
Cost of units redeemed	(210,223)	(402,273)
Account charges	(243)	(447)
Increase (decrease)	(109,427)	(23,536)
Net increase (decrease)	(71,821)	33,522
Net assets, beginning	629,529	596,007
Net assets, ending	$557,708	$629,529

Units sold	83,197	314,285
Units redeemed	(164,311)	(329,228)
Net increase (decrease)	(81,114)	(14,943)
Units outstanding, beginning	492,380	507,323
Units outstanding, ending	411,266	492,380

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,596,041
Cost of units redeemed/account charges	(4,206,317)
Net investment income (loss)	185,574
Net realized gain (loss)	(96,968)
Realized gain distributions	34,992
Net change in unrealized appreciation (depreciation)	44,386
Net assets	$557,708

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	411	$558	1.25%	6.1%	12/31/2020	$1.39	0	$0	1.00%	6.3%	12/31/2020	$1.42	0	$0	0.75%	6.6%
12/31/2019	1.28	492	630	1.25%	8.8%	12/31/2019	1.31	0	0	1.00%	9.1%	12/31/2019	1.33	0	0	0.75%	9.4%
12/31/2018	1.17	507	596	1.25%	-3.1%	12/31/2018	1.20	0	0	1.00%	-2.9%	12/31/2018	1.22	0	0	0.75%	-2.7%
12/31/2017	1.21	883	1,071	1.25%	3.9%	12/31/2017	1.23	0	0	1.00%	4.2%	12/31/2017	1.25	0	0	0.75%	4.4%
12/31/2016	1.17	866	1,011	1.25%	6.3%	12/31/2016	1.18	0	0	1.00%	6.6%	12/31/2016	1.20	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	6.9%	12/31/2020	$1.49	0	$0	0.25%	7.1%	12/31/2020	$1.53	0	$0	0.00%	7.4%
12/31/2019	1.36	0	0	0.50%	9.6%	12/31/2019	1.39	0	0	0.25%	9.9%	12/31/2019	1.42	0	0	0.00%	10.2%
12/31/2018	1.24	0	0	0.50%	-2.4%	12/31/2018	1.27	0	0	0.25%	-2.2%	12/31/2018	1.29	0	0	0.00%	-1.9%
12/31/2017	1.27	0	0	0.50%	4.7%	12/31/2017	1.29	0	0	0.25%	4.9%	12/31/2017	1.32	0	0	0.00%	5.2%
12/31/2016	1.22	0	0	0.50%	7.1%	12/31/2016	1.23	0	0	0.25%	7.4%	12/31/2016	1.25	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	3.2%
2018	2.8%
2017	3.3%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund Y Class - 06-CGG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$335,523	$312,755	29,605
Receivables: investments sold	2,276
Payables: investments purchased	-
Net assets	$337,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212,158	173,525	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	125,641	96,056	1.31
Total	$337,799	269,581

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,934
Mortality & expense charges	(2,576)
Net investment income (loss)	9,358

Gain (loss) on investments:
Net realized gain (loss)	(694)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,314
Net gain (loss)	10,620

Increase (decrease) in net assets from operations	$19,978

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,358	$7,555
Net realized gain (loss)	(694)	3,802
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	11,314	19,468

Increase (decrease) in net assets from operations	19,978	30,825

Contract owner transactions:
Proceeds from units sold	50,552	131,124
Cost of units redeemed	(46,772)	(197,611)
Account charges	(993)	(1,232)
Increase (decrease)	2,787	(67,719)
Net increase (decrease)	22,765	(36,894)
Net assets, beginning	315,034	351,928
Net assets, ending	$337,799	$315,034

Units sold	43,492	113,891
Units redeemed	(43,325)	(177,051)
Net increase (decrease)	167	(63,160)
Units outstanding, beginning	269,414	332,574
Units outstanding, ending	269,581	269,414

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,133,469
Cost of units redeemed/account charges	(1,931,700)
Net investment income (loss)	88,406
Net realized gain (loss)	24,856
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	22,768
Net assets	$337,799

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	174	$212	1.25%	6.3%	12/31/2020	$1.24	0	$0	1.00%	6.6%	12/31/2020	$1.26	0	$0	0.75%	6.9%
12/31/2019	1.15	189	217	1.25%	9.2%	12/31/2019	1.16	0	0	1.00%	9.5%	12/31/2019	1.18	0	0	0.75%	9.7%
12/31/2018	1.05	295	311	1.25%	-2.8%	12/31/2018	1.06	0	0	1.00%	-2.6%	12/31/2018	1.07	0	0	0.75%	-2.3%
12/31/2017	1.08	545	591	1.25%	4.2%	12/31/2017	1.09	0	0	1.00%	4.5%	12/31/2017	1.10	0	0	0.75%	4.8%
12/31/2016	1.04	1,218	1,266	1.25%	6.6%	12/31/2016	1.04	0	0	1.00%	6.9%	12/31/2016	1.05	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	7.1%	12/31/2020	$1.29	0	$0	0.25%	7.4%	12/31/2020	$1.31	96	$126	0.00%	7.7%
12/31/2019	1.19	0	0	0.50%	10.0%	12/31/2019	1.20	0	0	0.25%	10.3%	12/31/2019	1.21	81	98	0.00%	10.6%
12/31/2018	1.08	0	0	0.50%	-2.1%	12/31/2018	1.09	0	0	0.25%	-1.8%	12/31/2018	1.10	37	41	0.00%	-1.6%
12/31/2017	1.10	0	0	0.50%	5.0%	12/31/2017	1.11	0	0	0.25%	5.3%	12/31/2017	1.12	35	40	0.00%	5.5%
12/31/2016	1.05	0	0	0.50%	7.4%	12/31/2016	1.05	0	0	0.25%	7.7%	12/31/2016	1.06	14	15	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	3.3%
2018	3.6%
2017	4.4%
2016	3.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund K Class - 06-FCP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,910,722	$18,111,095	1,892,408
Receivables: investments sold	429,696
Payables: investments purchased	-
Net assets	$19,340,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,924,791	15,993,705	$1.18
Band 100	-	-	1.20
Band 75	415,627	344,192	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$19,340,418	16,337,897

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$639,384
Mortality & expense charges	(234,972)
Net investment income (loss)	404,412

Gain (loss) on investments:
Net realized gain (loss)	231,545
Realized gain distributions	329,031
Net change in unrealized appreciation (depreciation)	434,734
Net gain (loss)	995,310

Increase (decrease) in net assets from operations	$1,399,722

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$404,412	$243,756
Net realized gain (loss)	231,545	19,716
Realized gain distributions	329,031	-
Net change in unrealized appreciation (depreciation)	434,734	591,361

Increase (decrease) in net assets from operations	1,399,722	854,833

Contract owner transactions:
Proceeds from units sold	10,347,168	8,797,567
Cost of units redeemed	(8,070,338)	(2,273,029)
Account charges	(41,892)	(16,553)
Increase (decrease)	2,234,938	6,507,985
Net increase (decrease)	3,634,660	7,362,818
Net assets, beginning	15,705,758	8,342,940
Net assets, ending	$19,340,418	$15,705,758

Units sold	9,377,190	8,296,059
Units redeemed	(7,328,351)	(2,206,454)
Net increase (decrease)	2,048,839	6,089,605
Units outstanding, beginning	14,289,058	8,199,453
Units outstanding, ending	16,337,897	14,289,058

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,022,176
Cost of units redeemed/account charges	(14,806,163)
Net investment income (loss)	766,846
Net realized gain (loss)	228,901
Realized gain distributions	329,031
Net change in unrealized appreciation (depreciation)	799,627
Net assets	$19,340,418

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	15,994	$18,925	1.25%	7.7%	12/31/2020	$1.20	0	$0	1.00%	8.0%	12/31/2020	$1.21	344	$416	0.75%	8.2%
12/31/2019	1.10	13,944	15,321	1.25%	8.0%	12/31/2019	1.11	0	0	1.00%	8.3%	12/31/2019	1.12	345	384	0.75%	8.6%
12/31/2018	1.02	7,997	8,135	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.03	203	208	0.75%	-1.2%
12/31/2017	1.04	1,433	1,483	1.25%	3.2%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.04	0	0	0.75%	3.7%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.3%	12/31/2016	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	8.5%	12/31/2020	$1.23	0	$0	0.25%	8.8%	12/31/2020	$1.24	0	$0	0.00%	9.0%
12/31/2019	1.12	0	0	0.50%	8.8%	12/31/2019	1.13	0	0	0.25%	9.1%	12/31/2019	1.14	0	0	0.00%	9.4%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.04	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	4.0%	12/31/2017	1.05	0	0	0.25%	4.2%	12/31/2017	1.05	0	0	0.00%	4.5%
12/31/2016	1.00	0	0	0.50%	0.3%	12/31/2016	1.00	0	0	0.25%	0.3%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	3.1%
2018	2.9%
2017	4.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund K Class - 06-FCR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,986,112	$2,721,690	83,162
Receivables: investments sold	-
Payables: investments purchased	(1,403)
Net assets	$2,984,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,984,709	2,355,898	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$2,984,709	2,355,898

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$56,537
Mortality & expense charges	(33,130)
Net investment income (loss)	23,407

Gain (loss) on investments:
Net realized gain (loss)	(8,038)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(25,061)
Net gain (loss)	(33,099)

Increase (decrease) in net assets from operations	$(9,692)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,407	$24,768
Net realized gain (loss)	(8,038)	(15,126)
Realized gain distributions	-	64,740
Net change in unrealized appreciation (depreciation)	(25,061)	489,766

Increase (decrease) in net assets from operations	(9,692)	564,148

Contract owner transactions:
Proceeds from units sold	362,877	344,963
Cost of units redeemed	(284,652)	(347,874)
Account charges	(2,584)	(2,424)
Increase (decrease)	75,641	(5,335)
Net increase (decrease)	65,949	558,813
Net assets, beginning	2,918,760	2,359,947
Net assets, ending	$2,984,709	$2,918,760

Units sold	340,088	302,926
Units redeemed	(264,108)	(315,024)
Net increase (decrease)	75,980	(12,098)
Units outstanding, beginning	2,279,918	2,292,016
Units outstanding, ending	2,355,898	2,279,918

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,312,525
Cost of units redeemed/account charges	(4,982,212)
Net investment income (loss)	73,550
Net realized gain (loss)	179,834
Realized gain distributions	136,590
Net change in unrealized appreciation (depreciation)	264,422
Net assets	$2,984,709

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	2,356	$2,985	1.25%	-1.0%	12/31/2020	$1.28	0	$0	1.00%	-0.8%	12/31/2020	$1.29	0	$0	0.75%	-0.5%
12/31/2019	1.28	2,280	2,919	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.30	0	0	0.75%	25.0%
12/31/2018	1.03	2,292	2,360	1.25%	-9.7%	12/31/2018	1.03	0	0	1.00%	-9.5%	12/31/2018	1.04	0	0	0.75%	-9.3%
12/31/2017	1.14	773	881	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.15	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	-0.3%	12/31/2020	$1.32	0	$0	0.25%	0.0%	12/31/2020	$1.33	0	$0	0.00%	0.2%
12/31/2019	1.31	0	0	0.50%	25.3%	12/31/2019	1.32	0	0	0.25%	25.6%	12/31/2019	1.33	0	0	0.00%	25.9%
12/31/2018	1.05	0	0	0.50%	-9.0%	12/31/2018	1.05	0	0	0.25%	-8.8%	12/31/2018	1.06	0	0	0.00%	-8.6%
12/31/2017	1.15	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.16	0	0	0.00%	15.4%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.2%
2018	1.9%
2017	6.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund K Class - 06-FCT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,535,192	$1,253,559	49,310
Receivables: investments sold	833
Payables: investments purchased	-
Net assets	$1,536,025

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,536,025	766,340	$2.00
Band 100	-	-	2.02
Band 75	-	-	2.05
Band 50	-	-	2.07
Band 25	-	-	2.09
Band 0	-	-	2.11
Total	$1,536,025	766,340

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,959
Mortality & expense charges	(20,533)
Net investment income (loss)	(16,574)

Gain (loss) on investments:
Net realized gain (loss)	185,589
Realized gain distributions	126,287
Net change in unrealized appreciation (depreciation)	108,855
Net gain (loss)	420,731

Increase (decrease) in net assets from operations	$404,157

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,574)	$(8,105)
Net realized gain (loss)	185,589	15,260
Realized gain distributions	126,287	68,817
Net change in unrealized appreciation (depreciation)	108,855	236,741

Increase (decrease) in net assets from operations	404,157	312,713

Contract owner transactions:
Proceeds from units sold	546,053	237,013
Cost of units redeemed	(757,479)	(122,891)
Account charges	(516)	(44)
Increase (decrease)	(211,942)	114,078
Net increase (decrease)	192,215	426,791
Net assets, beginning	1,343,810	917,019
Net assets, ending	$1,536,025	$1,343,810

Units sold	338,294	162,877
Units redeemed	(416,193)	(83,337)
Net increase (decrease)	(77,899)	79,540
Units outstanding, beginning	844,239	764,699
Units outstanding, ending	766,340	844,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,294,713
Cost of units redeemed/account charges	(1,513,782)
Net investment income (loss)	(29,322)
Net realized gain (loss)	232,468
Realized gain distributions	270,315
Net change in unrealized appreciation (depreciation)	281,633
Net assets	$1,536,025

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	766	$1,536	1.25%	25.9%	12/31/2020	$2.02	0	$0	1.00%	26.2%	12/31/2020	$2.05	0	$0	0.75%	26.6%
12/31/2019	1.59	844	1,344	1.25%	32.7%	12/31/2019	1.60	0	0	1.00%	33.1%	12/31/2019	1.62	0	0	0.75%	33.4%
12/31/2018	1.20	765	917	1.25%	-1.4%	12/31/2018	1.21	0	0	1.00%	-1.2%	12/31/2018	1.21	0	0	0.75%	-1.0%
12/31/2017	1.22	498	606	1.25%	21.7%	12/31/2017	1.22	0	0	1.00%	22.0%	12/31/2017	1.22	0	0	0.75%	22.3%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	0	$0	0.50%	26.9%	12/31/2020	$2.09	0	$0	0.25%	27.2%	12/31/2020	$2.11	0	$0	0.00%	27.5%
12/31/2019	1.63	0	0	0.50%	33.7%	12/31/2019	1.64	0	0	0.25%	34.1%	12/31/2019	1.65	0	0	0.00%	34.4%
12/31/2018	1.22	0	0	0.50%	-0.7%	12/31/2018	1.22	0	0	0.25%	-0.5%	12/31/2018	1.23	0	0	0.00%	-0.2%
12/31/2017	1.23	0	0	0.50%	22.6%	12/31/2017	1.23	0	0	0.25%	22.9%	12/31/2017	1.23	0	0	0.00%	23.2%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.5%
2018	0.9%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,586,423	$7,371,340	171,135
Receivables: investments sold	4,031
Payables: investments purchased	-
Net assets	$9,590,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,590,454	4,526,325	$2.12
Band 100	-	-	2.14
Band 75	-	-	2.16
Band 50	-	-	2.18
Band 25	-	-	2.21
Band 0	-	-	2.23
Total	$9,590,454	4,526,325

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(100,425)
Net investment income (loss)	(100,425)

Gain (loss) on investments:
Net realized gain (loss)	417,085
Realized gain distributions	1,142,991
Net change in unrealized appreciation (depreciation)	1,354,178
Net gain (loss)	2,914,254

Increase (decrease) in net assets from operations	$2,813,829

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(100,425)	$(87,403)
Net realized gain (loss)	417,085	(48,815)
Realized gain distributions	1,142,991	111,889
Net change in unrealized appreciation (depreciation)	1,354,178	1,532,932

Increase (decrease) in net assets from operations	2,813,829	1,508,603

Contract owner transactions:
Proceeds from units sold	1,395,214	5,418,862
Cost of units redeemed	(2,892,511)	(2,138,989)
Account charges	(2,157)	(2,202)
Increase (decrease)	(1,499,454)	3,277,671
Net increase (decrease)	1,314,375	4,786,274
Net assets, beginning	8,276,079	3,489,805
Net assets, ending	$9,590,454	$8,276,079

Units sold	841,481	3,876,735
Units redeemed	(1,694,291)	(1,481,541)
Net increase (decrease)	(852,810)	2,395,194
Units outstanding, beginning	5,379,135	2,983,941
Units outstanding, ending	4,526,325	5,379,135

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,165,063
Cost of units redeemed/account charges	(5,606,384)
Net investment income (loss)	(209,620)
Net realized gain (loss)	401,566
Realized gain distributions	1,624,746
Net change in unrealized appreciation (depreciation)	2,215,083
Net assets	$9,590,454

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	4,526	$9,590	1.25%	37.7%	12/31/2020	$2.14	0	$0	1.00%	38.1%	12/31/2020	$2.16	0	$0	0.75%	38.4%
12/31/2019	1.54	5,379	8,276	1.25%	31.6%	12/31/2019	1.55	0	0	1.00%	31.9%	12/31/2019	1.56	0	0	0.75%	32.2%
12/31/2018	1.17	2,984	3,490	1.25%	-7.1%	12/31/2018	1.18	0	0	1.00%	-6.8%	12/31/2018	1.18	0	0	0.75%	-6.6%
12/31/2017	1.26	562	708	1.25%	28.6%	12/31/2017	1.26	0	0	1.00%	29.0%	12/31/2017	1.27	0	0	0.75%	29.3%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	0	$0	0.50%	38.8%	12/31/2020	$2.21	0	$0	0.25%	39.1%	12/31/2020	$2.23	0	$0	0.00%	39.4%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.9%	12/31/2019	1.60	0	0	0.00%	33.2%
12/31/2018	1.19	0	0	0.50%	-6.4%	12/31/2018	1.19	0	0	0.25%	-6.1%	12/31/2018	1.20	0	0	0.00%	-5.9%
12/31/2017	1.27	0	0	0.50%	29.6%	12/31/2017	1.27	0	0	0.25%	29.9%	12/31/2017	1.28	0	0	0.00%	30.2%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund K Class - 06-FCW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$857,948	$815,282	75,208
Receivables: investments sold	1,684
Payables: investments purchased	-
Net assets	$859,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$859,632	725,351	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$859,632	725,351

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,823
Mortality & expense charges	(9,462)
Net investment income (loss)	20,361

Gain (loss) on investments:
Net realized gain (loss)	(2,380)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,136
Net gain (loss)	21,756

Increase (decrease) in net assets from operations	$42,117

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,361	$14,011
Net realized gain (loss)	(2,380)	(613)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	24,136	43,536

Increase (decrease) in net assets from operations	42,117	56,934

Contract owner transactions:
Proceeds from units sold	249,821	223,372
Cost of units redeemed	(153,899)	(91,101)
Account charges	(137)	(152)
Increase (decrease)	95,785	132,119
Net increase (decrease)	137,902	189,053
Net assets, beginning	721,730	532,677
Net assets, ending	$859,632	$721,730

Units sold	219,807	228,458
Units redeemed	(142,667)	(103,132)
Net increase (decrease)	77,140	125,326
Units outstanding, beginning	648,211	522,885
Units outstanding, ending	725,351	648,211

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,046,144
Cost of units redeemed/account charges	(274,445)
Net investment income (loss)	49,612
Net realized gain (loss)	(4,345)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	42,666
Net assets	$859,632

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	725	$860	1.25%	6.4%	12/31/2020	$1.20	0	$0	1.00%	6.7%	12/31/2020	$1.21	0	$0	0.75%	7.0%
12/31/2019	1.11	648	722	1.25%	9.3%	12/31/2019	1.12	0	0	1.00%	9.6%	12/31/2019	1.13	0	0	0.75%	9.8%
12/31/2018	1.02	523	533	1.25%	-2.7%	12/31/2018	1.02	0	0	1.00%	-2.5%	12/31/2018	1.03	0	0	0.75%	-2.2%
12/31/2017	1.05	505	529	1.25%	4.4%	12/31/2017	1.05	0	0	1.00%	4.6%	12/31/2017	1.05	0	0	0.75%	4.9%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	7.2%	12/31/2020	$1.23	0	$0	0.25%	7.5%	12/31/2020	$1.25	0	$0	0.00%	7.8%
12/31/2019	1.14	0	0	0.50%	10.1%	12/31/2019	1.15	0	0	0.25%	10.4%	12/31/2019	1.16	0	0	0.00%	10.7%
12/31/2018	1.03	0	0	0.50%	-2.0%	12/31/2018	1.04	0	0	0.25%	-1.7%	12/31/2018	1.05	0	0	0.00%	-1.5%
12/31/2017	1.06	0	0	0.50%	5.1%	12/31/2017	1.06	0	0	0.25%	5.4%	12/31/2017	1.06	0	0	0.00%	5.7%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.8%
2019	3.5%
2018	3.5%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Global Equity Fund A Class - 06-GGH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,700	$32,365	2,193
Receivables: investments sold	-
Payables: investments purchased	(750)
Net assets	$38,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,950	31,269	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$38,950	31,269

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$341
Mortality & expense charges	(249)
Net investment income (loss)	92

Gain (loss) on investments:
Net realized gain (loss)	(3,159)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,454
Net gain (loss)	7,295

Increase (decrease) in net assets from operations	$7,387

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$92	$(96)
Net realized gain (loss)	(3,159)	(100)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	10,454	8,349

Increase (decrease) in net assets from operations	7,387	8,153

Contract owner transactions:
Proceeds from units sold	28,433	1,390
Cost of units redeemed	(42,965)	(172)
Account charges	(78)	-
Increase (decrease)	(14,610)	1,218
Net increase (decrease)	(7,223)	9,371
Net assets, beginning	46,173	36,802
Net assets, ending	$38,950	$46,173

Units sold	28,583	1,438
Units redeemed	(40,433)	(169)
Net increase (decrease)	(11,850)	1,269
Units outstanding, beginning	43,119	41,850
Units outstanding, ending	31,269	43,119

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$87,173
Cost of units redeemed/account charges	(57,837)
Net investment income (loss)	228
Net realized gain (loss)	(3,973)
Realized gain distributions	6,024
Net change in unrealized appreciation (depreciation)	7,335
Net assets	$38,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	31	$39	1.25%	16.3%	12/31/2020	$1.26	0	$0	1.00%	16.6%	12/31/2020	$1.27	0	$0	0.75%	16.9%
12/31/2019	1.07	43	46	1.25%	21.8%	12/31/2019	1.08	0	0	1.00%	22.1%	12/31/2019	1.08	0	0	0.75%	22.4%
12/31/2018	0.88	42	37	1.25%	-17.4%	12/31/2018	0.88	0	0	1.00%	-17.1%	12/31/2018	0.88	0	0	0.75%	-16.9%
12/31/2017	1.06	54	57	1.25%	6.4%	12/31/2017	1.06	0	0	1.00%	6.5%	12/31/2017	1.07	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	17.2%	12/31/2020	$1.29	0	$0	0.25%	17.5%	12/31/2020	$1.30	0	$0	0.00%	17.8%
12/31/2019	1.09	0	0	0.50%	22.7%	12/31/2019	1.10	0	0	0.25%	23.0%	12/31/2019	1.10	0	0	0.00%	23.3%
12/31/2018	0.89	0	0	0.50%	-16.7%	12/31/2018	0.89	0	0	0.25%	-16.5%	12/31/2018	0.89	0	0	0.00%	-16.3%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.0%
2018	0.5%
2017	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Global Equity Fund Y Class - 06-GGJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254	$197	14
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254	201	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$254	201

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3
Mortality & expense charges	(3)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43
Net gain (loss)	43

Increase (decrease) in net assets from operations	$43

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	20
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	43	20

Increase (decrease) in net assets from operations	43	40

Contract owner transactions:
Proceeds from units sold	42	522
Cost of units redeemed	-	(506)
Account charges	-	-
Increase (decrease)	42	16
Net increase (decrease)	85	56
Net assets, beginning	169	113
Net assets, ending	$254	$169

Units sold	45	538
Units redeemed	-	(510)
Net increase (decrease)	45	28
Units outstanding, beginning	156	128
Units outstanding, ending	201	156

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$680
Cost of units redeemed/account charges	(506)
Net investment income (loss)	1
Net realized gain (loss)	20
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	57
Net assets	$254

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	16.9%	12/31/2020	$1.27	0	$0	1.00%	17.2%	12/31/2020	$1.28	0	$0	0.75%	17.4%
12/31/2019	1.08	0	0	1.25%	22.3%	12/31/2019	1.09	0	0	1.00%	22.6%	12/31/2019	1.09	0	0	0.75%	22.9%
12/31/2018	0.88	0	0	1.25%	-16.9%	12/31/2018	0.89	0	0	1.00%	-16.7%	12/31/2018	0.89	0	0	0.75%	-16.5%
12/31/2017	1.06	0	0	1.25%	6.5%	12/31/2017	1.07	0	0	1.00%	6.6%	12/31/2017	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	17.7%	12/31/2020	$1.31	0	$0	0.25%	18.0%	12/31/2020	$1.32	0	$0	0.00%	18.3%
12/31/2019	1.10	0	0	0.50%	23.2%	12/31/2019	1.11	0	0	0.25%	23.5%	12/31/2019	1.11	0	0	0.00%	23.8%
12/31/2018	0.89	0	0	0.50%	-16.3%	12/31/2018	0.90	0	0	0.25%	-16.1%	12/31/2018	0.90	0	0	0.00%	-15.9%
12/31/2017	1.07	0	0	0.50%	6.7%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.4%
2018	1.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Classic Balanced Fund N Class - 06-3WW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,924	$16,825	1,642
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$16,930

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,930	14,080	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$16,930	14,080

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$60
Mortality & expense charges	(13)
Net investment income (loss)	47

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	99
Net gain (loss)	99

Increase (decrease) in net assets from operations	$146

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	99	-

Increase (decrease) in net assets from operations	146	-

Contract owner transactions:
Proceeds from units sold	16,784	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	16,784	-
Net increase (decrease)	16,930	-
Net assets, beginning	-	-
Net assets, ending	$16,930	$-

Units sold	14,080	-
Units redeemed	-	-
Net increase (decrease)	14,080	-
Units outstanding, beginning	-	-
Units outstanding, ending	14,080	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,784
Cost of units redeemed/account charges	-
Net investment income (loss)	47
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	99
Net assets	$16,930

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	14	$17	1.25%	11.4%	12/31/2020	$1.21	0	$0	1.00%	11.7%	12/31/2020	$1.21	0	$0	0.75%	11.9%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	12.2%	12/31/2020	$1.22	0	$0	0.25%	12.5%	12/31/2020	$1.23	0	$0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Multi Strategy Fund I Class - 06-832 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.61
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.46	0	$0	1.25%	16.4%	12/31/2020	$2.51	0	$0	1.00%	16.7%	12/31/2020	$2.56	0	$0	0.75%	17.0%
12/31/2019	2.11	0	0	1.25%	24.0%	12/31/2019	2.15	0	0	1.00%	24.3%	12/31/2019	2.19	0	0	0.75%	24.6%
12/31/2018	1.70	0	0	1.25%	-8.9%	12/31/2018	1.73	0	0	1.00%	-8.6%	12/31/2018	1.76	0	0	0.75%	-8.4%
12/31/2017	1.87	0	0	1.25%	24.8%	12/31/2017	1.89	0	0	1.00%	25.1%	12/31/2017	1.92	0	0	0.75%	25.4%
12/31/2016	1.50	0	0	1.25%	-0.9%	12/31/2016	1.51	0	0	1.00%	-0.6%	12/31/2016	1.53	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.61	0	$0	0.50%	17.3%	12/31/2020	$2.67	0	$0	0.25%	17.6%	12/31/2020	$2.72	0	$0	0.00%	17.9%
12/31/2019	2.23	0	0	0.50%	24.9%	12/31/2019	2.27	0	0	0.25%	25.2%	12/31/2019	2.31	0	0	0.00%	25.5%
12/31/2018	1.78	0	0	0.50%	-8.2%	12/31/2018	1.81	0	0	0.25%	-8.0%	12/31/2018	1.84	0	0	0.00%	-7.7%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.97	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%
12/31/2016	1.54	0	0	0.50%	-0.1%	12/31/2016	1.56	0	0	0.25%	0.1%	12/31/2016	1.58	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Equity Fund IS Class - 06-CHJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$759,788	$608,467	24,763
Receivables: investments sold	-
Payables: investments purchased	(11,431)
Net assets	$748,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$748,357	462,111	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.73
Total	$748,357	462,111

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,461
Mortality & expense charges	(9,204)
Net investment income (loss)	(743)

Gain (loss) on investments:
Net realized gain (loss)	22,540
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(8,134)
Net gain (loss)	14,406

Increase (decrease) in net assets from operations	$13,663

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(743)	$31,249
Net realized gain (loss)	22,540	7,319
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(8,134)	223,669

Increase (decrease) in net assets from operations	13,663	262,237

Contract owner transactions:
Proceeds from units sold	128,132	2,811,200
Cost of units redeemed	(2,468,846)	(442,930)
Account charges	(2,207)	(2,145)
Increase (decrease)	(2,342,921)	2,366,125
Net increase (decrease)	(2,329,258)	2,628,362
Net assets, beginning	3,077,615	449,253
Net assets, ending	$748,357	$3,077,615

Units sold	121,764	2,150,875
Units redeemed	(1,871,064)	(343,165)
Net increase (decrease)	(1,749,300)	1,807,710
Units outstanding, beginning	2,211,411	403,701
Units outstanding, ending	462,111	2,211,411

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,544,500
Cost of units redeemed/account charges	(3,018,099)
Net investment income (loss)	30,100
Net realized gain (loss)	31,633
Realized gain distributions	8,902
Net change in unrealized appreciation (depreciation)	151,321
Net assets	$748,357

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	462	$748	1.25%	20.3%	12/31/2020	$1.64	0	$0	1.00%	20.6%	12/31/2020	$1.66	0	$0	0.75%	20.9%
12/31/2019	1.35	807	1,087	1.25%	21.0%	12/31/2019	1.36	0	0	1.00%	21.3%	12/31/2019	1.37	0	0	0.75%	21.6%
12/31/2018	1.11	404	449	1.25%	-13.6%	12/31/2018	1.12	0	0	1.00%	-13.4%	12/31/2018	1.13	0	0	0.75%	-13.2%
12/31/2017	1.29	354	456	1.25%	31.6%	12/31/2017	1.30	0	0	1.00%	32.0%	12/31/2017	1.30	0	0	0.75%	32.3%
12/31/2016	0.98	1	1	1.25%	-0.8%	12/31/2016	0.98	0	0	1.00%	-0.5%	12/31/2016	0.98	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	21.2%	12/31/2020	$1.70	0	$0	0.25%	21.5%	12/31/2020	$1.73	0	$0	0.00%	21.8%
12/31/2019	1.39	0	0	0.50%	21.9%	12/31/2019	1.40	0	0	0.25%	22.2%	12/31/2019	1.42	1,404	1,991	0.00%	22.5%
12/31/2018	1.14	0	0	0.50%	-13.0%	12/31/2018	1.15	0	0	0.25%	-12.8%	12/31/2018	1.16	0	0	0.00%	-12.5%
12/31/2017	1.31	0	0	0.50%	32.6%	12/31/2017	1.32	0	0	0.25%	32.9%	12/31/2017	1.32	0	0	0.00%	33.3%
12/31/2016	0.99	0	0	0.50%	0.0%	12/31/2016	0.99	0	0	0.25%	0.2%	12/31/2016	0.99	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	2.2%
2018	1.1%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Equity Fund A Class - 06-CHH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,815	$406,247	16,860
Receivables: investments sold	-
Payables: investments purchased	(12,167)
Net assets	$504,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,465	268,477	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	76,183	44,780	1.70
Total	$504,648	313,257

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,707
Mortality & expense charges	(4,362)
Net investment income (loss)	345

Gain (loss) on investments:
Net realized gain (loss)	5,376
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	83,526
Net gain (loss)	88,902

Increase (decrease) in net assets from operations	$89,247

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$345	$1,745
Net realized gain (loss)	5,376	(32)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	83,526	46,337

Increase (decrease) in net assets from operations	89,247	48,050

Contract owner transactions:
Proceeds from units sold	78,779	276,194
Cost of units redeemed	(77,867)	(59,875)
Account charges	(168)	(112)
Increase (decrease)	744	216,207
Net increase (decrease)	89,991	264,257
Net assets, beginning	414,657	150,400
Net assets, ending	$504,648	$414,657

Units sold	61,671	220,241
Units redeemed	(57,822)	(47,222)
Net increase (decrease)	3,849	173,019
Units outstanding, beginning	309,408	136,389
Units outstanding, ending	313,257	309,408

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$533,440
Cost of units redeemed/account charges	(149,634)
Net investment income (loss)	1,577
Net realized gain (loss)	5,940
Realized gain distributions	2,757
Net change in unrealized appreciation (depreciation)	110,568
Net assets	$504,648

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	268	$428	1.25%	20.0%	12/31/2020	$1.62	0	$0	1.00%	20.3%	12/31/2020	$1.64	0	$0	0.75%	20.6%
12/31/2019	1.33	266	354	1.25%	20.6%	12/31/2019	1.34	0	0	1.00%	20.9%	12/31/2019	1.36	0	0	0.75%	21.3%
12/31/2018	1.10	136	150	1.25%	-13.8%	12/31/2018	1.11	0	0	1.00%	-13.6%	12/31/2018	1.12	0	0	0.75%	-13.4%
12/31/2017	1.28	30	39	1.25%	31.2%	12/31/2017	1.29	0	0	1.00%	31.6%	12/31/2017	1.29	0	0	0.75%	31.9%
12/31/2016	0.98	9	9	1.25%	-1.1%	12/31/2016	0.98	0	0	1.00%	-0.8%	12/31/2016	0.98	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	20.9%	12/31/2020	$1.68	0	$0	0.25%	21.2%	12/31/2020	$1.70	45	$76	0.00%	21.5%
12/31/2019	1.37	0	0	0.50%	21.6%	12/31/2019	1.39	0	0	0.25%	21.9%	12/31/2019	1.40	43	60	0.00%	22.2%
12/31/2018	1.13	0	0	0.50%	-13.2%	12/31/2018	1.14	0	0	0.25%	-13.0%	12/31/2018	1.15	0	0	0.00%	-12.7%
12/31/2017	1.30	0	0	0.50%	32.2%	12/31/2017	1.31	0	0	0.25%	32.5%	12/31/2017	1.31	0	0	0.00%	32.9%
12/31/2016	0.98	0	0	0.50%	-0.3%	12/31/2016	0.99	0	0	0.25%	-0.1%	12/31/2016	0.99	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.2%
2017	0.8%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal International Equity Index Fund R3 Class - 06-CVG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,822	$301,554	29,790
Receivables: investments sold	787
Payables: investments purchased	-
Net assets	$325,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$325,609	264,511	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$325,609	264,511

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,085
Mortality & expense charges	(3,863)
Net investment income (loss)	1,222

Gain (loss) on investments:
Net realized gain (loss)	(2,784)
Realized gain distributions	821
Net change in unrealized appreciation (depreciation)	15,559
Net gain (loss)	13,596

Increase (decrease) in net assets from operations	$14,818

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,222	$6,002
Net realized gain (loss)	(2,784)	(27)
Realized gain distributions	821	853
Net change in unrealized appreciation (depreciation)	15,559	13,523

Increase (decrease) in net assets from operations	14,818	20,351

Contract owner transactions:
Proceeds from units sold	104,383	233,397
Cost of units redeemed	(81,833)	(212)
Account charges	(1)	-
Increase (decrease)	22,549	233,185
Net increase (decrease)	37,367	253,536
Net assets, beginning	288,242	34,706
Net assets, ending	$325,609	$288,242

Units sold	91,820	212,630
Units redeemed	(75,298)	(219)
Net increase (decrease)	16,522	212,411
Units outstanding, beginning	247,989	35,578
Units outstanding, ending	264,511	247,989

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$377,514
Cost of units redeemed/account charges	(82,124)
Net investment income (loss)	7,761
Net realized gain (loss)	(2,822)
Realized gain distributions	2,012
Net change in unrealized appreciation (depreciation)	23,268
Net assets	$325,609

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	265	$326	1.25%	5.9%	12/31/2020	$1.24	0	$0	1.00%	6.2%	12/31/2020	$1.25	0	$0	0.75%	6.4%
12/31/2019	1.16	248	288	1.25%	19.2%	12/31/2019	1.17	0	0	1.00%	19.5%	12/31/2019	1.18	0	0	0.75%	19.7%
12/31/2018	0.98	36	35	1.25%	-15.1%	12/31/2018	0.98	0	0	1.00%	-14.9%	12/31/2018	0.98	0	0	0.75%	-14.7%
12/31/2017	1.15	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	6.7%	12/31/2020	$1.28	0	$0	0.25%	7.0%	12/31/2020	$1.29	0	$0	0.00%	7.2%
12/31/2019	1.19	0	0	0.50%	20.0%	12/31/2019	1.20	0	0	0.25%	20.3%	12/31/2019	1.20	0	0	0.00%	20.7%
12/31/2018	0.99	0	0	0.50%	-14.5%	12/31/2018	0.99	0	0	0.25%	-14.2%	12/31/2018	1.00	0	0	0.00%	-14.0%
12/31/2017	1.16	0	0	0.50%	15.6%	12/31/2017	1.16	0	0	0.25%	15.8%	12/31/2017	1.16	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	4.5%
2018	4.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,418,045	$1,285,988	64,901
Receivables: investments sold	1,342
Payables: investments purchased	-
Net assets	$1,419,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,278,963	951,471	$1.34
Band 100	136,439	100,549	1.36
Band 75	-	-	1.37
Band 50	3,985	2,882	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$1,419,387	1,054,902

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,559
Mortality & expense charges	(12,442)
Net investment income (loss)	(3,883)

Gain (loss) on investments:
Net realized gain (loss)	(12,342)
Realized gain distributions	78,090
Net change in unrealized appreciation (depreciation)	131,733
Net gain (loss)	197,481

Increase (decrease) in net assets from operations	$193,598

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,883)	$(1,885)
Net realized gain (loss)	(12,342)	(24,249)
Realized gain distributions	78,090	34,361
Net change in unrealized appreciation (depreciation)	131,733	130,045

Increase (decrease) in net assets from operations	193,598	138,272

Contract owner transactions:
Proceeds from units sold	819,540	491,651
Cost of units redeemed	(385,918)	(342,890)
Account charges	(296)	(189)
Increase (decrease)	433,326	148,572
Net increase (decrease)	626,924	286,844
Net assets, beginning	792,463	505,619
Net assets, ending	$1,419,387	$792,463

Units sold	743,966	445,738
Units redeemed	(346,132)	(307,587)
Net increase (decrease)	397,834	138,151
Units outstanding, beginning	657,068	518,917
Units outstanding, ending	1,054,902	657,068

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,975,755
Cost of units redeemed/account charges	(1,890,236)
Net investment income (loss)	(9,523)
Net realized gain (loss)	14,961
Realized gain distributions	196,373
Net change in unrealized appreciation (depreciation)	132,057
Net assets	$1,419,387

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	951	$1,279	1.25%	11.5%	12/31/2020	$1.36	101	$136	1.00%	11.8%	12/31/2020	$1.37	0	$0	0.75%	12.1%
12/31/2019	1.21	599	722	1.25%	23.8%	12/31/2019	1.21	55	67	1.00%	24.1%	12/31/2019	1.22	0	0	0.75%	24.4%
12/31/2018	0.97	471	459	1.25%	-12.8%	12/31/2018	0.98	44	43	1.00%	-12.6%	12/31/2018	0.98	0	0	0.75%	-12.4%
12/31/2017	1.12	620	692	1.25%	11.7%	12/31/2017	1.12	24	27	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	3	$4	0.50%	12.4%	12/31/2020	$1.40	0	$0	0.25%	12.6%	12/31/2020	$1.41	0	$0	0.00%	12.9%
12/31/2019	1.23	3	3	0.50%	24.7%	12/31/2019	1.24	0	0	0.25%	25.0%	12/31/2019	1.25	0	0	0.00%	25.3%
12/31/2018	0.99	4	4	0.50%	-12.2%	12/31/2018	0.99	0	0	0.25%	-12.0%	12/31/2018	1.00	0	0	0.00%	-11.7%
12/31/2017	1.12	12	13	0.50%	12.4%	12/31/2017	1.13	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.1%
2018	0.6%
2017	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,799,425	$1,526,460	64,799
Receivables: investments sold	-
Payables: investments purchased	(8,360)
Net assets	$1,791,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,693,999	1,271,495	$1.33
Band 100	95,879	71,290	1.34
Band 75	-	-	1.36
Band 50	1,187	866	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$1,791,065	1,343,651

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,873
Mortality & expense charges	(15,189)
Net investment income (loss)	(5,316)

Gain (loss) on investments:
Net realized gain (loss)	(48,327)
Realized gain distributions	19,742
Net change in unrealized appreciation (depreciation)	275,182
Net gain (loss)	246,597

Increase (decrease) in net assets from operations	$241,281

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,316)	$(5,442)
Net realized gain (loss)	(48,327)	(78,033)
Realized gain distributions	19,742	64,070
Net change in unrealized appreciation (depreciation)	275,182	191,545

Increase (decrease) in net assets from operations	241,281	172,140

Contract owner transactions:
Proceeds from units sold	604,900	915,204
Cost of units redeemed	(235,827)	(672,088)
Account charges	(611)	(648)
Increase (decrease)	368,462	242,468
Net increase (decrease)	609,743	414,608
Net assets, beginning	1,181,322	766,714
Net assets, ending	$1,791,065	$1,181,322

Units sold	612,234	819,585
Units redeemed	(237,073)	(608,389)
Net increase (decrease)	375,161	211,196
Units outstanding, beginning	968,490	757,294
Units outstanding, ending	1,343,651	968,490

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,806,670
Cost of units redeemed/account charges	(1,371,124)
Net investment income (loss)	(12,976)
Net realized gain (loss)	(107,498)
Realized gain distributions	203,028
Net change in unrealized appreciation (depreciation)	272,965
Net assets	$1,791,065

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	1,271	$1,694	1.25%	9.3%	12/31/2020	$1.34	71	$96	1.00%	9.6%	12/31/2020	$1.36	0	$0	0.75%	9.8%
12/31/2019	1.22	907	1,105	1.25%	20.5%	12/31/2019	1.23	58	71	1.00%	20.8%	12/31/2019	1.24	0	0	0.75%	21.1%
12/31/2018	1.01	713	722	1.25%	-10.3%	12/31/2018	1.02	40	41	1.00%	-10.1%	12/31/2018	1.02	0	0	0.75%	-9.9%
12/31/2017	1.13	644	727	1.25%	12.8%	12/31/2017	1.13	25	28	1.00%	13.1%	12/31/2017	1.13	0	0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	1	$1	0.50%	10.1%	12/31/2020	$1.38	0	$0	0.25%	10.4%	12/31/2020	$1.40	0	$0	0.00%	10.7%
12/31/2019	1.24	1	1	0.50%	21.4%	12/31/2019	1.25	0	0	0.25%	21.7%	12/31/2019	1.26	3	4	0.00%	22.0%
12/31/2018	1.03	1	1	0.50%	-9.6%	12/31/2018	1.03	0	0	0.25%	-9.4%	12/31/2018	1.03	3	3	0.00%	-9.2%
12/31/2017	1.13	1	1	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.7%	12/31/2017	1.14	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.9%
2018	0.8%
2017	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Global Real Estate Securities Fund R6 Class - 06-3JP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,439	$5,116	600
Receivables: investments sold	478
Payables: investments purchased	-
Net assets	$5,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,917	5,439	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$5,917	5,439

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$58
Mortality & expense charges	(17)
Net investment income (loss)	41

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	323
Net gain (loss)	323

Increase (decrease) in net assets from operations	$364

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	323	-

Increase (decrease) in net assets from operations	364	-

Contract owner transactions:
Proceeds from units sold	8,889	-
Cost of units redeemed	(3,322)	-
Account charges	(14)	-
Increase (decrease)	5,553	-
Net increase (decrease)	5,917	-
Net assets, beginning	-	-
Net assets, ending	$5,917	$-

Units sold	8,784	-
Units redeemed	(3,345)	-
Net increase (decrease)	5,439	-
Units outstanding, beginning	-	-
Units outstanding, ending	5,439	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,889
Cost of units redeemed/account charges	(3,336)
Net investment income (loss)	41
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	323
Net assets	$5,917

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	5	$6	1.25%	-5.1%	12/31/2020	$1.09	0	$0	1.00%	-4.8%	12/31/2020	$1.10	0	$0	0.75%	-4.6%
12/31/2019	1.15	0	0	1.25%	23.3%	12/31/2019	1.15	0	0	1.00%	23.6%	12/31/2019	1.15	0	0	0.75%	23.9%
12/31/2018	0.93	0	0	1.25%	-7.1%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	-4.3%	12/31/2020	$1.11	0	$0	0.25%	-4.1%	12/31/2020	$1.12	0	$0	0.00%	-3.9%
12/31/2019	1.16	0	0	0.50%	24.2%	12/31/2019	1.16	0	0	0.25%	24.5%	12/31/2019	1.16	0	0	0.00%	24.8%
12/31/2018	0.93	0	0	0.50%	-6.9%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Core Fixed Inc R6 Class - 06-3JJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$744,274	$669,957	72,105
Receivables: investments sold	-
Payables: investments purchased	(149)
Net assets	$744,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$744,125	644,439	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$744,125	644,439

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,359
Mortality & expense charges	(16,878)
Net investment income (loss)	17,481

Gain (loss) on investments:
Net realized gain (loss)	100,514
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,573)
Net gain (loss)	85,941

Increase (decrease) in net assets from operations	$103,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,481	$29,255
Net realized gain (loss)	100,514	5,332
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(14,573)	76,684

Increase (decrease) in net assets from operations	103,422	111,271

Contract owner transactions:
Proceeds from units sold	42,368	65,742
Cost of units redeemed	(916,729)	(77,797)
Account charges	(5,231)	(6,183)
Increase (decrease)	(879,592)	(18,238)
Net increase (decrease)	(776,170)	93,033
Net assets, beginning	1,520,295	1,427,262
Net assets, ending	$744,125	$1,520,295

Units sold	37,559	62,965
Units redeemed	(801,612)	(78,592)
Net increase (decrease)	(764,053)	(15,627)
Units outstanding, beginning	1,408,492	1,424,119
Units outstanding, ending	644,439	1,408,492

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,940,384
Cost of units redeemed/account charges	(2,428,471)
Net investment income (loss)	51,980
Net realized gain (loss)	105,915
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	74,317
Net assets	$744,125

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	644	$744	1.25%	7.0%	12/31/2020	$1.16	0	$0	1.00%	7.2%	12/31/2020	$1.17	0	$0	0.75%	7.5%
12/31/2019	1.08	1,408	1,520	1.25%	7.7%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.09	0	0	0.75%	8.2%
12/31/2018	1.00	1,424	1,427	1.25%	0.2%	12/31/2018	1.00	0	0	1.00%	0.3%	12/31/2018	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	7.8%	12/31/2020	$1.18	0	$0	0.25%	8.1%	12/31/2020	$1.19	0	$0	0.00%	8.3%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.10	0	0	0.00%	9.1%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.5%	12/31/2018	1.01	0	0	0.00%	0.6%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	3.3%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal LargeCap Growth Fund R6 Class - 06-3JH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$656,980	$508,960	32,182
Receivables: investments sold	-
Payables: investments purchased	(132)
Net assets	$656,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$656,848	425,483	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$656,848	425,483

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$199
Mortality & expense charges	(8,465)
Net investment income (loss)	(8,266)

Gain (loss) on investments:
Net realized gain (loss)	42,001
Realized gain distributions	43,189
Net change in unrealized appreciation (depreciation)	117,342
Net gain (loss)	202,532

Increase (decrease) in net assets from operations	$194,266

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,266)	$(7,531)
Net realized gain (loss)	42,001	3,443
Realized gain distributions	43,189	50,816
Net change in unrealized appreciation (depreciation)	117,342	134,220

Increase (decrease) in net assets from operations	194,266	180,948

Contract owner transactions:
Proceeds from units sold	30,695	37,683
Cost of units redeemed	(253,315)	(67,109)
Account charges	(2,788)	(2,682)
Increase (decrease)	(225,408)	(32,108)
Net increase (decrease)	(31,142)	148,840
Net assets, beginning	687,990	539,150
Net assets, ending	$656,848	$687,990

Units sold	24,253	36,985
Units redeemed	(197,871)	(63,659)
Net increase (decrease)	(173,618)	(26,674)
Units outstanding, beginning	599,101	625,775
Units outstanding, ending	425,483	599,101

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,883,735
Cost of units redeemed/account charges	(1,564,126)
Net investment income (loss)	(15,986)
Net realized gain (loss)	48,681
Realized gain distributions	156,524
Net change in unrealized appreciation (depreciation)	148,020
Net assets	$656,848

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	425	$657	1.25%	34.4%	12/31/2020	$1.55	0	$0	1.00%	34.8%	12/31/2020	$1.56	0	$0	0.75%	35.1%
12/31/2019	1.15	599	688	1.25%	33.3%	12/31/2019	1.15	0	0	1.00%	33.6%	12/31/2019	1.16	0	0	0.75%	34.0%
12/31/2018	0.86	626	539	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	0	$0	0.50%	35.4%	12/31/2020	$1.58	0	$0	0.25%	35.8%	12/31/2020	$1.59	0	$0	0.00%	36.1%
12/31/2019	1.16	0	0	0.50%	34.3%	12/31/2019	1.16	0	0	0.25%	34.6%	12/31/2019	1.17	0	0	0.00%	35.0%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.1%
2018	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Real Estate Securities Fund R6 Class - 06-3CP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$-	-
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$138
Mortality & expense charges	(99)
Net investment income (loss)	39

Gain (loss) on investments:
Net realized gain (loss)	(426)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	(425)

Increase (decrease) in net assets from operations	$(386)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$39	$-
Net realized gain (loss)	(426)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1	-

Increase (decrease) in net assets from operations	(386)	-

Contract owner transactions:
Proceeds from units sold	18,941	-
Cost of units redeemed	(18,525)	-
Account charges	(30)	-
Increase (decrease)	386	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	15,109	-
Units redeemed	(15,109)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,941
Cost of units redeemed/account charges	(18,555)
Net investment income (loss)	39
Net realized gain (loss)	(426)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	-4.3%	12/31/2020	$1.20	0	$0	1.00%	-4.1%	12/31/2020	$1.20	0	$0	0.75%	-3.8%
12/31/2019	1.24	0	0	1.25%	29.6%	12/31/2019	1.25	0	0	1.00%	29.9%	12/31/2019	1.25	0	0	0.75%	30.2%
12/31/2018	0.96	0	0	1.25%	-4.0%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	-3.6%	12/31/2020	$1.22	0	$0	0.25%	-3.4%	12/31/2020	$1.22	0	$0	0.00%	-3.1%
12/31/2019	1.25	0	0	0.50%	30.6%	12/31/2019	1.26	0	0	0.25%	30.9%	12/31/2019	1.26	0	0	0.00%	31.2%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.8%	12/31/2018	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	1.25%	12.2%	12/31/2020	$1.30	0	$0	1.00%	12.4%	12/31/2020	$1.30	0	$0	0.75%	12.7%
12/31/2019	1.15	0	0	1.25%	15.1%	12/31/2019	1.15	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	13.0%	12/31/2020	$1.32	0	$0	0.25%	13.3%	12/31/2020	$1.32	0	$0	0.00%	13.6%
12/31/2019	1.16	0	0	0.50%	15.9%	12/31/2019	1.16	0	0	0.25%	16.2%	12/31/2019	1.16	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal SmallCap Growth Fund I R6 Class - 06-3RP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.70
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	1.25%	40.5%	12/31/2020	$1.70	0	$0	1.00%	40.9%	12/31/2020	$1.70	0	$0	0.75%	41.2%
12/31/2019	1.20	0	0	1.25%	20.2%	12/31/2019	1.20	0	0	1.00%	20.5%	12/31/2019	1.21	0	0	0.75%	20.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	41.6%	12/31/2020	$1.72	0	$0	0.25%	41.9%	12/31/2020	$1.73	0	$0	0.00%	42.3%
12/31/2019	1.21	0	0	0.50%	21.0%	12/31/2019	1.21	0	0	0.25%	21.3%	12/31/2019	1.22	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Bond Market Index Fund R3 Class - 06-FHX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,676	$60,681	5,789
Receivables: investments sold	5,047
Payables: investments purchased	-
Net assets	$57,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,723	51,837	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$57,723	51,837

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,979
Mortality & expense charges	(378)
Net investment income (loss)	2,601

Gain (loss) on investments:
Net realized gain (loss)	718
Realized gain distributions	5,283
Net change in unrealized appreciation (depreciation)	(8,104)
Net gain (loss)	(2,103)

Increase (decrease) in net assets from operations	$498

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,601	$60
Net realized gain (loss)	718	1
Realized gain distributions	5,283	-
Net change in unrealized appreciation (depreciation)	(8,104)	99

Increase (decrease) in net assets from operations	498	160

Contract owner transactions:
Proceeds from units sold	63,301	5,860
Cost of units redeemed	(11,985)	(33)
Account charges	(78)	-
Increase (decrease)	51,238	5,827
Net increase (decrease)	51,736	5,987
Net assets, beginning	5,987	-
Net assets, ending	$57,723	$5,987

Units sold	57,135	5,696
Units redeemed	(10,963)	(31)
Net increase (decrease)	46,172	5,665
Units outstanding, beginning	5,665	-
Units outstanding, ending	51,837	5,665

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$69,161
Cost of units redeemed/account charges	(12,096)
Net investment income (loss)	2,661
Net realized gain (loss)	719
Realized gain distributions	5,283
Net change in unrealized appreciation (depreciation)	(8,005)
Net assets	$57,723

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	52	$58	1.25%	5.4%	12/31/2020	$1.12	0	$0	1.00%	5.6%	12/31/2020	$1.13	0	$0	0.75%	5.9%
12/31/2019	1.06	6	6	1.25%	6.5%	12/31/2019	1.06	0	0	1.00%	6.8%	12/31/2019	1.07	0	0	0.75%	7.0%
12/31/2018	0.99	0	0	1.25%	-2.0%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.5%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	6.2%	12/31/2020	$1.16	0	$0	0.25%	6.4%	12/31/2020	$1.17	0	$0	0.00%	6.7%
12/31/2019	1.08	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.09	0	0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.0%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	9.4%
2019	3.3%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Financial Services Fund Z Class - 06-457
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,354	$305,199	18,595
Receivables: investments sold	103
Payables: investments purchased	-
Net assets	$343,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$343,457	169,187	$2.03
Band 100	-	-	2.09
Band 75	-	-	2.15
Band 50	-	-	2.21
Band 25	-	-	2.27
Band 0	-	-	2.33
Total	$343,457	169,187

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,058
Mortality & expense charges	(2,048)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	8,141
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,224
Net gain (loss)	20,365

Increase (decrease) in net assets from operations	$20,375

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$(452)
Net realized gain (loss)	8,141	839
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	12,224	40,623

Increase (decrease) in net assets from operations	20,375	41,010

Contract owner transactions:
Proceeds from units sold	281,032	34,676
Cost of units redeemed	(133,930)	(32,701)
Account charges	(5)	(14)
Increase (decrease)	147,097	1,961
Net increase (decrease)	167,472	42,971
Net assets, beginning	175,985	133,014
Net assets, ending	$343,457	$175,985

Units sold	155,317	20,868
Units redeemed	(81,005)	(20,698)
Net increase (decrease)	74,312	170
Units outstanding, beginning	94,875	94,705
Units outstanding, ending	169,187	94,875

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,356,352
Cost of units redeemed/account charges	(1,098,228)
Net investment income (loss)	4,481
Net realized gain (loss)	(20,862)
Realized gain distributions	63,559
Net change in unrealized appreciation (depreciation)	38,155
Net assets	$343,457

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	169	$343	1.25%	9.4%	12/31/2020	$2.09	0	$0	1.00%	9.7%	12/31/2020	$2.15	0	$0	0.75%	10.0%
12/31/2019	1.85	95	176	1.25%	32.1%	12/31/2019	1.90	0	0	1.00%	32.4%	12/31/2019	1.95	0	0	0.75%	32.7%
12/31/2018	1.40	95	133	1.25%	-14.6%	12/31/2018	1.44	0	0	1.00%	-14.4%	12/31/2018	1.47	0	0	0.75%	-14.2%
12/31/2017	1.65	95	156	1.25%	22.0%	12/31/2017	1.68	0	0	1.00%	22.3%	12/31/2017	1.71	0	0	0.75%	22.6%
12/31/2016	1.35	203	274	1.25%	2.1%	12/31/2016	1.37	0	0	1.00%	2.3%	12/31/2016	1.40	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.21	0	$0	0.50%	10.3%	12/31/2020	$2.27	0	$0	0.25%	10.5%	12/31/2020	$2.33	0	$0	0.00%	10.8%
12/31/2019	2.00	0	0	0.50%	33.1%	12/31/2019	2.05	0	0	0.25%	33.4%	12/31/2019	2.10	0	0	0.00%	33.7%
12/31/2018	1.50	0	0	0.50%	-14.0%	12/31/2018	1.54	0	0	0.25%	-13.8%	12/31/2018	1.57	0	0	0.00%	-13.5%
12/31/2017	1.75	0	0	0.50%	22.9%	12/31/2017	1.78	0	0	0.25%	23.2%	12/31/2017	1.82	0	0	0.00%	23.5%
12/31/2016	1.42	0	0	0.50%	2.8%	12/31/2016	1.45	0	0	0.25%	3.1%	12/31/2016	1.47	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.9%
2018	0.6%
2017	1.1%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund A Class - 06-531
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,877	$313,369	13,300
Receivables: investments sold	916
Payables: investments purchased	-
Net assets	$299,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,074	108,756	$1.88
Band 100	95,719	49,677	1.93
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$299,793	158,433

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,096
Mortality & expense charges	(3,772)
Net investment income (loss)	324

Gain (loss) on investments:
Net realized gain (loss)	(14,184)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(13,730)
Net gain (loss)	(27,914)

Increase (decrease) in net assets from operations	$(27,590)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$324	$15,829
Net realized gain (loss)	(14,184)	13,532
Realized gain distributions	-	37,409
Net change in unrealized appreciation (depreciation)	(13,730)	45,447

Increase (decrease) in net assets from operations	(27,590)	112,217

Contract owner transactions:
Proceeds from units sold	24,889	74,077
Cost of units redeemed	(206,537)	(194,790)
Account charges	(72)	(147)
Increase (decrease)	(181,720)	(120,860)
Net increase (decrease)	(209,310)	(8,643)
Net assets, beginning	509,103	517,746
Net assets, ending	$299,793	$509,103

Units sold	14,098	39,337
Units redeemed	(109,176)	(102,367)
Net increase (decrease)	(95,078)	(63,030)
Units outstanding, beginning	253,511	316,541
Units outstanding, ending	158,433	253,511

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,414,062
Cost of units redeemed/account charges	(3,479,591)
Net investment income (loss)	103,139
Net realized gain (loss)	193,470
Realized gain distributions	83,205
Net change in unrealized appreciation (depreciation)	(14,492)
Net assets	$299,793

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	109	$204	1.25%	-6.0%	12/31/2020	$1.93	50	$96	1.00%	-5.8%	12/31/2020	$1.98	0	$0	0.75%	-5.5%
12/31/2019	2.00	192	384	1.25%	22.5%	12/31/2019	2.05	61	125	1.00%	22.9%	12/31/2019	2.09	0	0	0.75%	23.2%
12/31/2018	1.63	259	423	1.25%	-6.4%	12/31/2018	1.66	57	95	1.00%	-6.2%	12/31/2018	1.70	0	0	0.75%	-6.0%
12/31/2017	1.74	362	631	1.25%	9.7%	12/31/2017	1.77	67	119	1.00%	10.0%	12/31/2017	1.81	0	0	0.75%	10.2%
12/31/2016	1.59	380	603	1.25%	-0.7%	12/31/2016	1.61	92	148	1.00%	-0.5%	12/31/2016	1.64	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	0	$0	0.50%	-5.3%	12/31/2020	$2.09	0	$0	0.25%	-5.1%	12/31/2020	$2.14	0	$0	0.00%	-4.8%
12/31/2019	2.15	0	0	0.50%	23.5%	12/31/2019	2.20	0	0	0.25%	23.8%	12/31/2019	2.25	0	0	0.00%	24.1%
12/31/2018	1.74	0	0	0.50%	-5.7%	12/31/2018	1.78	0	0	0.25%	-5.5%	12/31/2018	1.81	0	0	0.00%	-5.2%
12/31/2017	1.84	0	0	0.50%	10.5%	12/31/2017	1.88	0	0	0.25%	10.8%	12/31/2017	1.91	0	0	0.00%	11.1%
12/31/2016	1.67	0	0	0.50%	0.0%	12/31/2016	1.70	0	0	0.25%	0.3%	12/31/2016	1.72	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	4.4%
2018	2.1%
2017	2.8%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund Z Class - 06-526
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$608,760	$653,222	27,206
Receivables: investments sold	7,731
Payables: investments purchased	-
Net assets	$616,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,491	315,912	$1.95
Band 100	-	-	2.00
Band 75	-	-	2.06
Band 50	-	-	2.11
Band 25	-	-	2.17
Band 0	-	-	2.23
Total	$616,491	315,912

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,170
Mortality & expense charges	(7,198)
Net investment income (loss)	2,972

Gain (loss) on investments:
Net realized gain (loss)	(41,354)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(5,809)
Net gain (loss)	(47,163)

Increase (decrease) in net assets from operations	$(44,191)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,972	$35,120
Net realized gain (loss)	(41,354)	612,065
Realized gain distributions	-	51,709
Net change in unrealized appreciation (depreciation)	(5,809)	237,261

Increase (decrease) in net assets from operations	(44,191)	936,155

Contract owner transactions:
Proceeds from units sold	143,289	1,055,369
Cost of units redeemed	(194,800)	(6,176,117)
Account charges	(615)	(11,192)
Increase (decrease)	(52,126)	(5,131,940)
Net increase (decrease)	(96,317)	(4,195,785)
Net assets, beginning	712,808	4,908,593
Net assets, ending	$616,491	$712,808

Units sold	83,364	546,794
Units redeemed	(112,314)	(3,128,949)
Net increase (decrease)	(28,950)	(2,582,155)
Units outstanding, beginning	344,862	2,927,017
Units outstanding, ending	315,912	344,862

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,245,764
Cost of units redeemed/account charges	(31,541,709)
Net investment income (loss)	1,012,026
Net realized gain (loss)	1,428,437
Realized gain distributions	516,435
Net change in unrealized appreciation (depreciation)	(44,462)
Net assets	$616,491

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.95	316	$616	1.25%	-5.6%	12/31/2020	$2.00	0	$0	1.00%	-5.4%	12/31/2020	$2.06	0	$0	0.75%	-5.1%
12/31/2019	2.07	345	713	1.25%	23.3%	12/31/2019	2.12	0	0	1.00%	23.6%	12/31/2019	2.17	0	0	0.75%	23.9%
12/31/2018	1.68	2,927	4,909	1.25%	-5.9%	12/31/2018	1.71	0	0	1.00%	-5.6%	12/31/2018	1.75	0	0	0.75%	-5.4%
12/31/2017	1.78	4,047	7,211	1.25%	10.0%	12/31/2017	1.82	0	0	1.00%	10.3%	12/31/2017	1.85	0	0	0.75%	10.6%
12/31/2016	1.62	4,632	7,501	1.25%	-0.4%	12/31/2016	1.65	0	0	1.00%	-0.1%	12/31/2016	1.67	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.11	0	$0	0.50%	-4.9%	12/31/2020	$2.17	0	$0	0.25%	-4.6%	12/31/2020	$2.23	0	$0	0.00%	-4.4%
12/31/2019	2.22	0	0	0.50%	24.2%	12/31/2019	2.28	0	0	0.25%	24.5%	12/31/2019	2.33	0	0	0.00%	24.8%
12/31/2018	1.79	0	0	0.50%	-5.2%	12/31/2018	1.83	0	0	0.25%	-4.9%	12/31/2018	1.87	0	0	0.00%	-4.7%
12/31/2017	1.89	0	0	0.50%	10.9%	12/31/2017	1.92	0	0	0.25%	11.1%	12/31/2017	1.96	0	0	0.00%	11.4%
12/31/2016	1.70	0	0	0.50%	0.4%	12/31/2016	1.73	0	0	0.25%	0.6%	12/31/2016	1.76	1,334	2,346	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.9%
2018	2.7%
2017	2.6%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High Yield Fund A Class - 06-533
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,630,983	$3,592,961	664,810
Receivables: investments sold	33,191
Payables: investments purchased	-
Net assets	$3,664,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,921,945	1,579,395	$1.85
Band 100	742,229	390,724	1.90
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.06
Band 0	-	-	2.11
Total	$3,664,174	1,970,119

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$224,695
Mortality & expense charges	(42,961)
Net investment income (loss)	181,734

Gain (loss) on investments:
Net realized gain (loss)	(34,418)
Realized gain distributions	18,738
Net change in unrealized appreciation (depreciation)	(41,066)
Net gain (loss)	(56,746)

Increase (decrease) in net assets from operations	$124,988

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$184,357	$206,119
Net realized gain (loss)	(34,418)	(8,772)
Realized gain distributions	18,738	-
Net change in unrealized appreciation (depreciation)	(41,066)	365,805

Increase (decrease) in net assets from operations	124,988	563,152

Contract owner transactions:
Proceeds from units sold	947,560	900,560
Cost of units redeemed	(1,692,938)	(1,128,959)
Account charges	(1,404)	(2,322)
Increase (decrease)	(746,782)	(230,721)
Net increase (decrease)	(621,794)	332,431
Net assets, beginning	4,285,968	3,953,537
Net assets, ending	$3,664,174	$4,285,968

Units sold	574,288	529,081
Units redeemed	(983,745)	(670,009)
Net increase (decrease)	(409,457)	(140,928)
Units outstanding, beginning	2,379,576	2,520,504
Units outstanding, ending	1,970,119	2,379,576

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,951,110
Cost of units redeemed/account charges	(16,096,616)
Net investment income (loss)	1,961,444
Net realized gain (loss)	(208,524)
Realized gain distributions	18,738
Net change in unrealized appreciation (depreciation)	38,022
Net assets	$3,664,174

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.85	1,579	$2,922	1.25%	4.0%	12/31/2020	$1.90	391	$742	1.00%	4.3%	12/31/2020	$1.95	0	$0	0.75%	4.5%
12/31/2019	1.78	1,814	3,226	1.25%	14.4%	12/31/2019	1.82	407	742	1.00%	14.7%	12/31/2019	1.87	0	0	0.75%	15.0%
12/31/2018	1.55	1,926	2,994	1.25%	-2.8%	12/31/2018	1.59	491	780	1.00%	-2.6%	12/31/2018	1.62	0	0	0.75%	-2.3%
12/31/2017	1.60	2,322	3,713	1.25%	6.2%	12/31/2017	1.63	883	1,439	1.00%	6.4%	12/31/2017	1.66	0	0	0.75%	6.7%
12/31/2016	1.51	2,652	3,996	1.25%	13.6%	12/31/2016	1.53	874	1,339	1.00%	13.9%	12/31/2016	1.56	0	0	0.75%	14.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.00	0	$0	0.50%	4.8%	12/31/2020	$2.06	0	$0	0.25%	5.1%	12/31/2020	$2.11	0	$0	0.00%	5.3%
12/31/2019	1.91	0	0	0.50%	15.3%	12/31/2019	1.96	0	0	0.25%	15.6%	12/31/2019	2.01	159	318	0.00%	15.8%
12/31/2018	1.66	0	0	0.50%	-2.1%	12/31/2018	1.69	0	0	0.25%	-1.8%	12/31/2018	1.73	103	179	0.00%	-1.6%
12/31/2017	1.69	0	0	0.50%	7.0%	12/31/2017	1.73	0	0	0.25%	7.2%	12/31/2017	1.76	92	162	0.00%	7.5%
12/31/2016	1.58	0	0	0.50%	14.5%	12/31/2016	1.61	0	0	0.25%	14.7%	12/31/2016	1.64	150	245	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.7%
2019	6.1%
2018	5.9%
2017	6.2%
2016	6.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High Yield Fund Z Class - 06-532
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,600,238	$15,274,665	2,838,115
Receivables: investments sold	70,910
Payables: investments purchased	-
Net assets	$15,671,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,671,148	8,231,047	$1.90
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.12
Band 0	-	-	2.17
Total	$15,671,148	8,231,047

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$925,936
Mortality & expense charges	(186,046)
Net investment income (loss)	739,890

Gain (loss) on investments:
Net realized gain (loss)	(187,201)
Realized gain distributions	80,436
Net change in unrealized appreciation (depreciation)	(49,333)
Net gain (loss)	156,098

Increase (decrease) in net assets from operations	$583,792

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$739,890	$942,801
Net realized gain (loss)	(187,201)	12,027
Realized gain distributions	80,436	-
Net change in unrealized appreciation (depreciation)	(49,333)	1,507,421

Increase (decrease) in net assets from operations	583,792	2,462,249

Contract owner transactions:
Proceeds from units sold	4,331,531	3,144,244
Cost of units redeemed	(6,880,145)	(5,068,958)
Account charges	(8,460)	(7,162)
Increase (decrease)	(2,557,074)	(1,931,876)
Net increase (decrease)	(1,973,282)	530,373
Net assets, beginning	17,644,430	17,114,057
Net assets, ending	$15,671,148	$17,644,430

Units sold	2,481,820	1,830,257
Units redeemed	(3,836,112)	(2,919,739)
Net increase (decrease)	(1,354,292)	(1,089,482)
Units outstanding, beginning	9,585,339	10,674,821
Units outstanding, ending	8,231,047	9,585,339

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$60,480,661
Cost of units redeemed/account charges	(51,788,625)
Net investment income (loss)	7,039,800
Net realized gain (loss)	(466,697)
Realized gain distributions	80,436
Net change in unrealized appreciation (depreciation)	325,573
Net assets	$15,671,148

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.90	8,231	$15,671	1.25%	4.3%	12/31/2020	$1.96	0	$0	1.00%	4.5%	12/31/2020	$2.01	0	$0	0.75%	4.8%
12/31/2019	1.83	8,963	16,363	1.25%	14.7%	12/31/2019	1.87	0	0	1.00%	15.0%	12/31/2019	1.92	0	0	0.75%	15.3%
12/31/2018	1.59	10,008	15,933	1.25%	-2.5%	12/31/2018	1.63	0	0	1.00%	-2.3%	12/31/2018	1.66	0	0	0.75%	-2.0%
12/31/2017	1.63	12,944	21,141	1.25%	6.4%	12/31/2017	1.66	0	0	1.00%	6.7%	12/31/2017	1.70	0	0	0.75%	7.0%
12/31/2016	1.53	12,543	19,246	1.25%	13.9%	12/31/2016	1.56	0	0	1.00%	14.2%	12/31/2016	1.59	0	0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	0	$0	0.50%	5.1%	12/31/2020	$2.12	0	$0	0.25%	5.3%	12/31/2020	$2.17	0	$0	0.00%	5.6%
12/31/2019	1.96	0	0	0.50%	15.5%	12/31/2019	2.01	0	0	0.25%	15.8%	12/31/2019	2.06	623	1,282	0.00%	16.1%
12/31/2018	1.70	0	0	0.50%	-1.8%	12/31/2018	1.73	0	0	0.25%	-1.5%	12/31/2018	1.77	666	1,181	0.00%	-1.3%
12/31/2017	1.73	0	0	0.50%	7.2%	12/31/2017	1.76	0	0	0.25%	7.5%	12/31/2017	1.80	577	1,036	0.00%	7.8%
12/31/2016	1.61	0	0	0.50%	14.8%	12/31/2016	1.64	0	0	0.25%	15.1%	12/31/2016	1.67	772	1,286	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.6%
2019	6.6%
2018	6.6%
2017	6.2%
2016	6.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison 20-20 Focus A Class - 06-536
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$430,536	$375,317	24,554
Receivables: investments sold	-
Payables: investments purchased	(581)
Net assets	$429,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,885	68,072	$3.29
Band 100	206,070	61,016	3.38
Band 75	-	-	3.47
Band 50	-	-	3.56
Band 25	-	-	3.66
Band 0	-	-	3.75
Total	$429,955	129,088

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$209
Mortality & expense charges	(3,970)
Net investment income (loss)	(3,761)

Gain (loss) on investments:
Net realized gain (loss)	(1,625)
Realized gain distributions	45,322
Net change in unrealized appreciation (depreciation)	55,233
Net gain (loss)	98,930

Increase (decrease) in net assets from operations	$95,169

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,761)	$(2,805)
Net realized gain (loss)	(1,625)	(7,399)
Realized gain distributions	45,322	22,592
Net change in unrealized appreciation (depreciation)	55,233	62,011

Increase (decrease) in net assets from operations	95,169	74,399

Contract owner transactions:
Proceeds from units sold	20,337	22,251
Cost of units redeemed	(19,518)	(50,512)
Account charges	(63)	(241)
Increase (decrease)	756	(28,502)
Net increase (decrease)	95,925	45,897
Net assets, beginning	334,030	288,133
Net assets, ending	$429,955	$334,030

Units sold	7,648	9,613
Units redeemed	(7,766)	(21,968)
Net increase (decrease)	(118)	(12,355)
Units outstanding, beginning	129,206	141,561
Units outstanding, ending	129,088	129,206

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$897,544
Cost of units redeemed/account charges	(804,649)
Net investment income (loss)	(31,660)
Net realized gain (loss)	(20,340)
Realized gain distributions	333,841
Net change in unrealized appreciation (depreciation)	55,219
Net assets	$429,955

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.29	68	$224	1.25%	28.7%	12/31/2020	$3.38	61	$206	1.00%	29.0%	12/31/2020	$3.47	0	$0	0.75%	29.4%
12/31/2019	2.56	67	171	1.25%	27.0%	12/31/2019	2.62	62	164	1.00%	27.3%	12/31/2019	2.68	0	0	0.75%	27.6%
12/31/2018	2.01	68	136	1.25%	-6.3%	12/31/2018	2.06	74	152	1.00%	-6.1%	12/31/2018	2.10	0	0	0.75%	-5.8%
12/31/2017	2.15	73	156	1.25%	25.0%	12/31/2017	2.19	76	167	1.00%	25.3%	12/31/2017	2.23	0	0	0.75%	25.6%
12/31/2016	1.72	85	145	1.25%	1.9%	12/31/2016	1.75	79	138	1.00%	2.1%	12/31/2016	1.78	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	0	$0	0.50%	29.7%	12/31/2020	$3.66	0	$0	0.25%	30.0%	12/31/2020	$3.75	0	$0	0.00%	30.3%
12/31/2019	2.75	0	0	0.50%	27.9%	12/31/2019	2.81	0	0	0.25%	28.2%	12/31/2019	2.88	0	0	0.00%	28.6%
12/31/2018	2.15	0	0	0.50%	-5.6%	12/31/2018	2.19	0	0	0.25%	-5.4%	12/31/2018	2.24	0	0	0.00%	-5.1%
12/31/2017	2.27	0	0	0.50%	26.0%	12/31/2017	2.32	0	0	0.25%	26.3%	12/31/2017	2.36	0	0	0.00%	26.6%
12/31/2016	1.81	0	0	0.50%	2.6%	12/31/2016	1.84	0	0	0.25%	2.9%	12/31/2016	1.87	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.4%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison 20-20 Focus Z Class - 06-534 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.40
Band 100	-	-	3.49
Band 75	-	-	3.58
Band 50	-	-	3.68
Band 25	-	-	3.78
Band 0	-	-	3.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$531,215
Cost of units redeemed/account charges	(627,596)
Net investment income (loss)	(12,945)
Net realized gain (loss)	20,953
Realized gain distributions	88,373
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.40	0	$0	1.25%	29.1%	12/31/2020	$3.49	0	$0	1.00%	29.4%	12/31/2020	$3.58	0	$0	0.75%	29.8%
12/31/2019	2.63	0	0	1.25%	27.4%	12/31/2019	2.70	0	0	1.00%	27.8%	12/31/2019	2.76	0	0	0.75%	28.1%
12/31/2018	2.07	0	0	1.25%	-6.0%	12/31/2018	2.11	0	0	1.00%	-5.8%	12/31/2018	2.16	0	0	0.75%	-5.5%
12/31/2017	2.20	0	0	1.25%	25.3%	12/31/2017	2.24	0	0	1.00%	25.6%	12/31/2017	2.28	0	0	0.75%	26.0%
12/31/2016	1.75	0	0	1.25%	2.2%	12/31/2016	1.78	0	0	1.00%	2.5%	12/31/2016	1.81	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.68	0	$0	0.50%	30.1%	12/31/2020	$3.78	0	$0	0.25%	30.4%	12/31/2020	$3.88	0	$0	0.00%	30.7%
12/31/2019	2.83	0	0	0.50%	28.4%	12/31/2019	2.90	0	0	0.25%	28.7%	12/31/2019	2.97	0	0	0.00%	29.0%
12/31/2018	2.20	0	0	0.50%	-5.3%	12/31/2018	2.25	0	0	0.25%	-5.1%	12/31/2018	2.30	0	0	0.00%	-4.8%
12/31/2017	2.33	0	0	0.50%	26.3%	12/31/2017	2.37	0	0	0.25%	26.6%	12/31/2017	2.42	0	0	0.00%	26.9%
12/31/2016	1.84	0	0	0.50%	3.0%	12/31/2016	1.87	0	0	0.25%	3.3%	12/31/2016	1.90	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund A Class - 06-458
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,061,531	$913,259	21,198
Receivables: investments sold	-
Payables: investments purchased	(2,441)
Net assets	$1,059,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$598,606	99,922	$5.99
Band 100	460,484	74,775	6.16
Band 75	-	-	6.33
Band 50	-	-	6.51
Band 25	-	-	6.69
Band 0	-	-	6.88
Total	$1,059,090	174,697

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(11,022)
Net investment income (loss)	(11,022)

Gain (loss) on investments:
Net realized gain (loss)	34,507
Realized gain distributions	203,570
Net change in unrealized appreciation (depreciation)	90,395
Net gain (loss)	328,472

Increase (decrease) in net assets from operations	$317,450

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,022)	$(20,959)
Net realized gain (loss)	34,507	(125,592)
Realized gain distributions	203,570	49,580
Net change in unrealized appreciation (depreciation)	90,395	351,864

Increase (decrease) in net assets from operations	317,450	254,893

Contract owner transactions:
Proceeds from units sold	100,333	434,512
Cost of units redeemed	(576,973)	(1,378,979)
Account charges	(269)	(418)
Increase (decrease)	(476,909)	(944,885)
Net increase (decrease)	(159,459)	(689,992)
Net assets, beginning	1,218,549	1,908,541
Net assets, ending	$1,059,090	$1,218,549

Units sold	21,756	128,679
Units redeemed	(128,820)	(362,749)
Net increase (decrease)	(107,064)	(234,070)
Units outstanding, beginning	281,761	515,831
Units outstanding, ending	174,697	281,761

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,347,381
Cost of units redeemed/account charges	(9,812,991)
Net investment income (loss)	(209,675)
Net realized gain (loss)	(111,101)
Realized gain distributions	1,697,204
Net change in unrealized appreciation (depreciation)	148,272
Net assets	$1,059,090

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.99	100	$599	1.25%	39.5%	12/31/2020	$6.16	75	$460	1.00%	39.8%	12/31/2020	$6.33	0	$0	0.75%	40.2%
12/31/2019	4.30	205	882	1.25%	16.8%	12/31/2019	4.40	76	336	1.00%	17.1%	12/31/2019	4.52	0	0	0.75%	17.4%
12/31/2018	3.68	381	1,403	1.25%	-4.9%	12/31/2018	3.76	134	505	1.00%	-4.7%	12/31/2018	3.85	0	0	0.75%	-4.4%
12/31/2017	3.87	341	1,317	1.25%	29.4%	12/31/2017	3.95	193	763	1.00%	29.7%	12/31/2017	4.03	0	0	0.75%	30.0%
12/31/2016	2.99	492	1,471	1.25%	-15.7%	12/31/2016	3.04	201	612	1.00%	-15.5%	12/31/2016	3.10	0	0	0.75%	-15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.51	0	$0	0.50%	40.5%	12/31/2020	$6.69	0	$0	0.25%	40.9%	12/31/2020	$6.88	0	$0	0.00%	41.2%
12/31/2019	4.63	0	0	0.50%	17.7%	12/31/2019	4.75	0	0	0.25%	18.0%	12/31/2019	4.87	0	0	0.00%	18.2%
12/31/2018	3.94	0	0	0.50%	-4.2%	12/31/2018	4.03	0	0	0.25%	-3.9%	12/31/2018	4.12	0	0	0.00%	-3.7%
12/31/2017	4.11	0	0	0.50%	30.4%	12/31/2017	4.19	0	0	0.25%	30.7%	12/31/2017	4.28	0	0	0.00%	31.0%
12/31/2016	3.15	0	0	0.50%	-15.1%	12/31/2016	3.21	0	0	0.25%	-14.9%	12/31/2016	3.26	0	0	0.00%	-14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund Z Class - 06-459
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,977,142	$1,615,439	34,209
Receivables: investments sold	-
Payables: investments purchased	(868)
Net assets	$1,976,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,976,274	319,349	$6.19
Band 100	-	-	6.36
Band 75	-	-	6.54
Band 50	-	-	6.72
Band 25	-	-	6.91
Band 0	-	-	7.10
Total	$1,976,274	319,349

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(21,296)
Net investment income (loss)	(21,296)

Gain (loss) on investments:
Net realized gain (loss)	88,694
Realized gain distributions	331,729
Net change in unrealized appreciation (depreciation)	200,003
Net gain (loss)	620,426

Increase (decrease) in net assets from operations	$599,130

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,296)	$(84,765)
Net realized gain (loss)	88,694	42,847
Realized gain distributions	331,729	49,607
Net change in unrealized appreciation (depreciation)	200,003	846,552

Increase (decrease) in net assets from operations	599,130	854,241

Contract owner transactions:
Proceeds from units sold	231,057	1,110,281
Cost of units redeemed	(578,716)	(6,660,482)
Account charges	(248)	(509)
Increase (decrease)	(347,907)	(5,550,710)
Net increase (decrease)	251,223	(4,696,469)
Net assets, beginning	1,725,051	6,421,520
Net assets, ending	$1,976,274	$1,725,051

Units sold	50,547	270,337
Units redeemed	(121,200)	(1,580,475)
Net increase (decrease)	(70,653)	(1,310,138)
Units outstanding, beginning	390,002	1,700,140
Units outstanding, ending	319,349	390,002

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,139,145
Cost of units redeemed/account charges	(12,233,836)
Net investment income (loss)	(413,423)
Net realized gain (loss)	544,596
Realized gain distributions	2,578,089
Net change in unrealized appreciation (depreciation)	361,703
Net assets	$1,976,274

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.19	319	$1,976	1.25%	39.9%	12/31/2020	$6.36	0	$0	1.00%	40.3%	12/31/2020	$6.54	0	$0	0.75%	40.6%
12/31/2019	4.42	390	1,725	1.25%	17.1%	12/31/2019	4.54	0	0	1.00%	17.4%	12/31/2019	4.65	0	0	0.75%	17.7%
12/31/2018	3.78	1,700	6,422	1.25%	-4.6%	12/31/2018	3.86	0	0	1.00%	-4.4%	12/31/2018	3.95	0	0	0.75%	-4.1%
12/31/2017	3.96	1,527	6,045	1.25%	29.8%	12/31/2017	4.04	0	0	1.00%	30.1%	12/31/2017	4.12	0	0	0.75%	30.4%
12/31/2016	3.05	1,349	4,116	1.25%	-15.5%	12/31/2016	3.11	0	0	1.00%	-15.3%	12/31/2016	3.16	0	0	0.75%	-15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.72	0	$0	0.50%	41.0%	12/31/2020	$6.91	0	$0	0.25%	41.3%	12/31/2020	$7.10	0	$0	0.00%	41.7%
12/31/2019	4.77	0	0	0.50%	18.0%	12/31/2019	4.89	0	0	0.25%	18.3%	12/31/2019	5.01	0	0	0.00%	18.6%
12/31/2018	4.04	0	0	0.50%	-3.9%	12/31/2018	4.13	0	0	0.25%	-3.6%	12/31/2018	4.23	0	0	0.00%	-3.4%
12/31/2017	4.21	0	0	0.50%	30.7%	12/31/2017	4.29	0	0	0.25%	31.1%	12/31/2017	4.38	0	0	0.00%	31.4%
12/31/2016	3.22	0	0	0.50%	-14.8%	12/31/2016	3.27	0	0	0.25%	-14.6%	12/31/2016	3.33	0	0	0.00%	-14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund A Class - 06-461
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,740,635	$3,180,434	128,704
Receivables: investments sold	-
Payables: investments purchased	(21,114)
Net assets	$2,719,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,406,102	363,815	$3.86
Band 100	1,313,419	330,587	3.97
Band 75	-	-	4.08
Band 50	-	-	4.20
Band 25	-	-	4.32
Band 0	-	-	4.44
Total	$2,719,521	694,402

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(24,008)
Net investment income (loss)	(24,008)

Gain (loss) on investments:
Net realized gain (loss)	(202,586)
Realized gain distributions	848,690
Net change in unrealized appreciation (depreciation)	124,623
Net gain (loss)	770,727

Increase (decrease) in net assets from operations	$746,719

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,008)	$(26,023)
Net realized gain (loss)	(202,586)	(182,412)
Realized gain distributions	848,690	661,063
Net change in unrealized appreciation (depreciation)	124,623	219,844

Increase (decrease) in net assets from operations	746,719	672,472

Contract owner transactions:
Proceeds from units sold	347,307	441,334
Cost of units redeemed	(690,098)	(779,077)
Account charges	(1,243)	(1,092)
Increase (decrease)	(344,034)	(338,835)
Net increase (decrease)	402,685	333,637
Net assets, beginning	2,316,836	1,983,199
Net assets, ending	$2,719,521	$2,316,836

Units sold	113,564	195,718
Units redeemed	(252,657)	(329,712)
Net increase (decrease)	(139,093)	(133,994)
Units outstanding, beginning	833,495	967,489
Units outstanding, ending	694,402	833,495

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,864,541
Cost of units redeemed/account charges	(15,770,220)
Net investment income (loss)	(439,152)
Net realized gain (loss)	82,626
Realized gain distributions	4,421,525
Net change in unrealized appreciation (depreciation)	(439,799)
Net assets	$2,719,521

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.86	364	$1,406	1.25%	40.4%	12/31/2020	$3.97	331	$1,313	1.00%	40.7%	12/31/2020	$4.08	0	$0	0.75%	41.1%
12/31/2019	2.75	514	1,414	1.25%	35.5%	12/31/2019	2.82	320	903	1.00%	35.8%	12/31/2019	2.89	0	0	0.75%	36.1%
12/31/2018	2.03	602	1,223	1.25%	-9.6%	12/31/2018	2.08	366	760	1.00%	-9.4%	12/31/2018	2.13	0	0	0.75%	-9.1%
12/31/2017	2.25	1,595	3,585	1.25%	20.8%	12/31/2017	2.29	479	1,099	1.00%	21.1%	12/31/2017	2.34	0	0	0.75%	21.4%
12/31/2016	1.86	1,968	3,664	1.25%	2.5%	12/31/2016	1.89	630	1,194	1.00%	2.8%	12/31/2016	1.93	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.20	0	$0	0.50%	41.5%	12/31/2020	$4.32	0	$0	0.25%	41.8%	12/31/2020	$4.44	0	$0	0.00%	42.2%
12/31/2019	2.97	0	0	0.50%	36.5%	12/31/2019	3.04	0	0	0.25%	36.8%	12/31/2019	3.12	0	0	0.00%	37.2%
12/31/2018	2.17	0	0	0.50%	-8.9%	12/31/2018	2.22	0	0	0.25%	-8.7%	12/31/2018	2.28	0	0	0.00%	-8.5%
12/31/2017	2.39	0	0	0.50%	21.7%	12/31/2017	2.44	0	0	0.25%	22.0%	12/31/2017	2.49	0	0	0.00%	22.3%
12/31/2016	1.96	0	0	0.50%	3.3%	12/31/2016	2.00	0	0	0.25%	3.6%	12/31/2016	2.03	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,684,791	$5,734,717	213,544
Receivables: investments sold	-
Payables: investments purchased	(17,323)
Net assets	$5,667,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,667,468	1,419,188	$3.99
Band 100	-	-	4.11
Band 75	-	-	4.22
Band 50	-	-	4.34
Band 25	-	-	4.46
Band 0	-	-	4.58
Total	$5,667,468	1,419,188

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(50,075)
Net investment income (loss)	(50,075)

Gain (loss) on investments:
Net realized gain (loss)	(252,107)
Realized gain distributions	1,473,710
Net change in unrealized appreciation (depreciation)	258,422
Net gain (loss)	1,480,025

Increase (decrease) in net assets from operations	$1,429,950

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,075)	$(64,439)
Net realized gain (loss)	(252,107)	(2,097,266)
Realized gain distributions	1,473,710	970,159
Net change in unrealized appreciation (depreciation)	258,422	3,040,475

Increase (decrease) in net assets from operations	1,429,950	1,848,929

Contract owner transactions:
Proceeds from units sold	1,623,726	1,740,559
Cost of units redeemed	(1,182,175)	(9,280,390)
Account charges	(747)	(777)
Increase (decrease)	440,804	(7,540,608)
Net increase (decrease)	1,870,754	(5,691,679)
Net assets, beginning	3,796,714	9,488,393
Net assets, ending	$5,667,468	$3,796,714

Units sold	507,386	665,761
Units redeemed	(428,119)	(3,873,500)
Net increase (decrease)	79,267	(3,207,739)
Units outstanding, beginning	1,339,921	4,547,660
Units outstanding, ending	1,419,188	1,339,921

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$45,010,925
Cost of units redeemed/account charges	(51,094,354)
Net investment income (loss)	(1,299,484)
Net realized gain (loss)	1,016,112
Realized gain distributions	12,084,195
Net change in unrealized appreciation (depreciation)	(49,926)
Net assets	$5,667,468

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.99	1,419	$5,667	1.25%	40.9%	12/31/2020	$4.11	0	$0	1.00%	41.3%	12/31/2020	$4.22	0	$0	0.75%	41.6%
12/31/2019	2.83	1,340	3,797	1.25%	35.8%	12/31/2019	2.91	0	0	1.00%	36.1%	12/31/2019	2.98	0	0	0.75%	36.5%
12/31/2018	2.09	4,548	9,488	1.25%	-9.4%	12/31/2018	2.13	0	0	1.00%	-9.1%	12/31/2018	2.18	0	0	0.75%	-8.9%
12/31/2017	2.30	5,591	12,871	1.25%	21.1%	12/31/2017	2.35	0	0	1.00%	21.5%	12/31/2017	2.40	0	0	0.75%	21.8%
12/31/2016	1.90	8,300	15,771	1.25%	2.8%	12/31/2016	1.93	0	0	1.00%	3.1%	12/31/2016	1.97	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.34	0	$0	0.50%	42.0%	12/31/2020	$4.46	0	$0	0.25%	42.4%	12/31/2020	$4.58	0	$0	0.00%	42.7%
12/31/2019	3.06	0	0	0.50%	36.8%	12/31/2019	3.13	0	0	0.25%	37.2%	12/31/2019	3.21	0	0	0.00%	37.5%
12/31/2018	2.23	0	0	0.50%	-8.7%	12/31/2018	2.28	0	0	0.25%	-8.4%	12/31/2018	2.34	0	0	0.00%	-8.2%
12/31/2017	2.44	0	0	0.50%	22.1%	12/31/2017	2.49	0	0	0.25%	22.4%	12/31/2017	2.54	0	0	0.00%	22.7%
12/31/2016	2.00	0	0	0.50%	3.6%	12/31/2016	2.04	0	0	0.25%	3.9%	12/31/2016	2.07	1,433	2,974	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund A Class - 06-453
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,553	$141,966	4,306
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$149,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,307	153,522	$0.74
Band 100	35,228	46,027	0.77
Band 75	-	-	0.79
Band 50	-	-	0.81
Band 25	-	-	0.83
Band 0	-	-	0.85
Total	$149,535	199,549

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,942
Mortality & expense charges	(2,408)
Net investment income (loss)	(466)

Gain (loss) on investments:
Net realized gain (loss)	(56,831)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,591
Net gain (loss)	(10,240)

Increase (decrease) in net assets from operations	$(10,706)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(466)	$1,417
Net realized gain (loss)	(56,831)	(11,134)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,591	49,100

Increase (decrease) in net assets from operations	(10,706)	39,383

Contract owner transactions:
Proceeds from units sold	21,746	19,233
Cost of units redeemed	(145,067)	(49,565)
Account charges	(58)	(86)
Increase (decrease)	(123,379)	(30,418)
Net increase (decrease)	(134,085)	8,965
Net assets, beginning	283,620	274,655
Net assets, ending	$149,535	$283,620

Units sold	44,650	34,097
Units redeemed	(262,113)	(81,974)
Net increase (decrease)	(217,463)	(47,877)
Units outstanding, beginning	417,012	464,889
Units outstanding, ending	199,549	417,012

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,158,647
Cost of units redeemed/account charges	(2,591,112)
Net investment income (loss)	(44,701)
Net realized gain (loss)	(381,197)
Realized gain distributions	311
Net change in unrealized appreciation (depreciation)	7,587
Net assets	$149,535

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.74	154	$114	1.25%	9.8%	12/31/2020	$0.77	46	$35	1.00%	10.1%	12/31/2020	$0.79	0	$0	0.75%	10.3%
12/31/2019	0.68	369	251	1.25%	15.1%	12/31/2019	0.70	48	33	1.00%	15.4%	12/31/2019	0.71	0	0	0.75%	15.6%
12/31/2018	0.59	416	245	1.25%	-28.7%	12/31/2018	0.60	49	30	1.00%	-28.6%	12/31/2018	0.62	0	0	0.75%	-28.4%
12/31/2017	0.83	455	377	1.25%	3.7%	12/31/2017	0.84	59	50	1.00%	3.9%	12/31/2017	0.86	0	0	0.75%	4.2%
12/31/2016	0.80	629	502	1.25%	32.6%	12/31/2016	0.81	171	139	1.00%	32.9%	12/31/2016	0.83	0	0	0.75%	33.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.81	0	$0	0.50%	10.6%	12/31/2020	$0.83	0	$0	0.25%	10.9%	12/31/2020	$0.85	0	$0	0.00%	11.2%
12/31/2019	0.73	0	0	0.50%	15.9%	12/31/2019	0.75	0	0	0.25%	16.2%	12/31/2019	0.77	0	0	0.00%	16.5%
12/31/2018	0.63	0	0	0.50%	-28.2%	12/31/2018	0.65	0	0	0.25%	-28.0%	12/31/2018	0.66	0	0	0.00%	-27.8%
12/31/2017	0.88	0	0	0.50%	4.4%	12/31/2017	0.90	0	0	0.25%	4.7%	12/31/2017	0.91	0	0	0.00%	5.0%
12/31/2016	0.84	0	0	0.50%	33.6%	12/31/2016	0.86	0	0	0.25%	33.9%	12/31/2016	0.87	0	0	0.00%	34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.8%
2018	1.2%
2017	0.0%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund Z Class - 06-454
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,390	$19,210	747
Receivables: investments sold	746
Payables: investments purchased	-
Net assets	$27,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,136	35,125	$0.77
Band 100	-	-	0.79
Band 75	-	-	0.82
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.89
Total	$27,136	35,125

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$402
Mortality & expense charges	(722)
Net investment income (loss)	(320)

Gain (loss) on investments:
Net realized gain (loss)	(12,275)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,957
Net gain (loss)	(7,318)

Increase (decrease) in net assets from operations	$(7,638)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(320)	$(289)
Net realized gain (loss)	(12,275)	(85,147)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,957	135,048

Increase (decrease) in net assets from operations	(7,638)	49,612

Contract owner transactions:
Proceeds from units sold	14,038	53,573
Cost of units redeemed	(80,571)	(407,351)
Account charges	(4)	(227)
Increase (decrease)	(66,537)	(354,005)
Net increase (decrease)	(74,175)	(304,393)
Net assets, beginning	101,311	405,704
Net assets, ending	$27,136	$101,311

Units sold	26,398	80,154
Units redeemed	(135,868)	(604,775)
Net increase (decrease)	(109,470)	(524,621)
Units outstanding, beginning	144,595	669,216
Units outstanding, ending	35,125	144,595

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,565,028
Cost of units redeemed/account charges	(4,986,066)
Net investment income (loss)	(77,594)
Net realized gain (loss)	(481,962)
Realized gain distributions	550
Net change in unrealized appreciation (depreciation)	7,180
Net assets	$27,136

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.77	35	$27	1.25%	10.3%	12/31/2020	$0.79	0	$0	1.00%	10.5%	12/31/2020	$0.82	0	$0	0.75%	10.8%
12/31/2019	0.70	145	101	1.25%	15.6%	12/31/2019	0.72	0	0	1.00%	15.9%	12/31/2019	0.74	0	0	0.75%	16.2%
12/31/2018	0.61	669	406	1.25%	-28.5%	12/31/2018	0.62	0	0	1.00%	-28.3%	12/31/2018	0.63	0	0	0.75%	-28.1%
12/31/2017	0.85	1,111	941	1.25%	4.0%	12/31/2017	0.86	0	0	1.00%	4.2%	12/31/2017	0.88	0	0	0.75%	4.5%
12/31/2016	0.81	1,175	958	1.25%	33.0%	12/31/2016	0.83	0	0	1.00%	33.3%	12/31/2016	0.84	0	0	0.75%	33.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.84	0	$0	0.50%	11.1%	12/31/2020	$0.86	0	$0	0.25%	11.4%	12/31/2020	$0.89	0	$0	0.00%	11.7%
12/31/2019	0.76	0	0	0.50%	16.4%	12/31/2019	0.77	0	0	0.25%	16.7%	12/31/2019	0.79	0	0	0.00%	17.0%
12/31/2018	0.65	0	0	0.50%	-27.9%	12/31/2018	0.66	0	0	0.25%	-27.7%	12/31/2018	0.68	0	0	0.00%	-27.6%
12/31/2017	0.90	0	0	0.50%	4.8%	12/31/2017	0.92	0	0	0.25%	5.0%	12/31/2017	0.94	0	0	0.00%	5.3%
12/31/2016	0.86	0	0	0.50%	33.9%	12/31/2016	0.87	0	0	0.25%	34.3%	12/31/2016	0.89	0	0	0.00%	34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.7%
2018	1.1%
2017	0.0%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund A Class - 06-079 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.24
Band 100	-	-	3.29
Band 75	-	-	3.35
Band 50	-	-	3.40
Band 25	-	-	3.46
Band 0	-	-	3.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.24	0	$0	1.25%	64.7%	12/31/2020	$3.29	0	$0	1.00%	65.1%	12/31/2020	$3.35	0	$0	0.75%	65.5%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	2.00	0	0	1.00%	31.1%	12/31/2019	2.02	0	0	0.75%	31.4%
12/31/2018	1.51	0	0	1.25%	1.0%	12/31/2018	1.52	0	0	1.00%	1.2%	12/31/2018	1.54	0	0	0.75%	1.5%
12/31/2017	1.49	0	0	1.25%	34.2%	12/31/2017	1.50	0	0	1.00%	34.5%	12/31/2017	1.52	0	0	0.75%	34.8%
12/31/2016	1.11	0	0	1.25%	-4.8%	12/31/2016	1.12	0	0	1.00%	-4.6%	12/31/2016	1.13	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.40	0	$0	0.50%	65.9%	12/31/2020	$3.46	0	$0	0.25%	66.3%	12/31/2020	$3.52	0	$0	0.00%	66.7%
12/31/2019	2.05	0	0	0.50%	31.7%	12/31/2019	2.08	0	0	0.25%	32.0%	12/31/2019	2.11	0	0	0.00%	32.4%
12/31/2018	1.56	0	0	0.50%	1.7%	12/31/2018	1.58	0	0	0.25%	2.0%	12/31/2018	1.59	0	0	0.00%	2.2%
12/31/2017	1.53	0	0	0.50%	35.2%	12/31/2017	1.54	0	0	0.25%	35.5%	12/31/2017	1.56	0	0	0.00%	35.8%
12/31/2016	1.13	0	0	0.50%	-4.1%	12/31/2016	1.14	0	0	0.25%	-3.9%	12/31/2016	1.15	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund Z Class - 06-063
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,346	$14,929	814
Receivables: investments sold	-
Payables: investments purchased	(1,370)
Net assets	$21,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,976	6,651	$3.30
Band 100	-	-	3.36
Band 75	-	-	3.41
Band 50	-	-	3.47
Band 25	-	-	3.53
Band 0	-	-	3.58
Total	$21,976	6,651

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(229)
Net investment income (loss)	(229)

Gain (loss) on investments:
Net realized gain (loss)	947
Realized gain distributions	1,731
Net change in unrealized appreciation (depreciation)	7,458
Net gain (loss)	10,136

Increase (decrease) in net assets from operations	$9,907

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(229)	$(128)
Net realized gain (loss)	947	20
Realized gain distributions	1,731	726
Net change in unrealized appreciation (depreciation)	7,458	1,834

Increase (decrease) in net assets from operations	9,907	2,452

Contract owner transactions:
Proceeds from units sold	2,556	7,103
Cost of units redeemed	(5,164)	(589)
Account charges	-	-
Increase (decrease)	(2,608)	6,514
Net increase (decrease)	7,299	8,966
Net assets, beginning	14,677	5,711
Net assets, ending	$21,976	$14,677

Units sold	1,294	3,902
Units redeemed	(1,985)	(310)
Net increase (decrease)	(691)	3,592
Units outstanding, beginning	7,342	3,750
Units outstanding, ending	6,651	7,342

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,016
Cost of units redeemed/account charges	(21,522)
Net investment income (loss)	(533)
Net realized gain (loss)	1,435
Realized gain distributions	4,163
Net change in unrealized appreciation (depreciation)	8,417
Net assets	$21,976

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.30	7	$22	1.25%	65.3%	12/31/2020	$3.36	0	$0	1.00%	65.7%	12/31/2020	$3.41	0	$0	0.75%	66.1%
12/31/2019	2.00	7	15	1.25%	31.3%	12/31/2019	2.03	0	0	1.00%	31.6%	12/31/2019	2.05	0	0	0.75%	31.9%
12/31/2018	1.52	4	6	1.25%	1.2%	12/31/2018	1.54	0	0	1.00%	1.5%	12/31/2018	1.56	0	0	0.75%	1.7%
12/31/2017	1.50	0	0	1.25%	34.5%	12/31/2017	1.52	0	0	1.00%	34.9%	12/31/2017	1.53	0	0	0.75%	35.2%
12/31/2016	1.12	3	3	1.25%	-4.7%	12/31/2016	1.13	0	0	1.00%	-4.4%	12/31/2016	1.13	0	0	0.75%	-4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.47	0	$0	0.50%	66.5%	12/31/2020	$3.53	0	$0	0.25%	66.9%	12/31/2020	$3.58	0	$0	0.00%	67.4%
12/31/2019	2.08	0	0	0.50%	32.3%	12/31/2019	2.11	0	0	0.25%	32.6%	12/31/2019	2.14	0	0	0.00%	32.9%
12/31/2018	1.58	0	0	0.50%	2.0%	12/31/2018	1.59	0	0	0.25%	2.3%	12/31/2018	1.61	0	0	0.00%	2.5%
12/31/2017	1.54	0	0	0.50%	35.5%	12/31/2017	1.56	0	0	0.25%	35.9%	12/31/2017	1.57	0	0	0.00%	36.2%
12/31/2016	1.14	0	0	0.50%	-4.0%	12/31/2016	1.15	0	0	0.25%	-3.7%	12/31/2016	1.15	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund A Class - 06-589
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$581,948	$523,969	24,825
Receivables: investments sold	-
Payables: investments purchased	(4,500)
Net assets	$577,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$577,448	232,766	$2.48
Band 100	-	-	2.54
Band 75	-	-	2.60
Band 50	-	-	2.66
Band 25	-	-	2.73
Band 0	-	-	2.79
Total	$577,448	232,766

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,625)
Net investment income (loss)	(5,625)

Gain (loss) on investments:
Net realized gain (loss)	(30,606)
Realized gain distributions	79,113
Net change in unrealized appreciation (depreciation)	67,821
Net gain (loss)	116,328

Increase (decrease) in net assets from operations	$110,703

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,625)	$(7,069)
Net realized gain (loss)	(30,606)	(70,410)
Realized gain distributions	79,113	55,411
Net change in unrealized appreciation (depreciation)	67,821	141,853

Increase (decrease) in net assets from operations	110,703	119,785

Contract owner transactions:
Proceeds from units sold	157,152	359,769
Cost of units redeemed	(288,569)	(329,091)
Account charges	(240)	(459)
Increase (decrease)	(131,657)	30,219
Net increase (decrease)	(20,954)	150,004
Net assets, beginning	598,402	448,398
Net assets, ending	$577,448	$598,402

Units sold	93,224	196,959
Units redeemed	(163,290)	(181,646)
Net increase (decrease)	(70,066)	15,313
Units outstanding, beginning	302,832	287,519
Units outstanding, ending	232,766	302,832

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,611,770
Cost of units redeemed/account charges	(3,535,799)
Net investment income (loss)	(52,156)
Net realized gain (loss)	(30,796)
Realized gain distributions	526,450
Net change in unrealized appreciation (depreciation)	57,979
Net assets	$577,448

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	233	$577	1.25%	25.5%	12/31/2020	$2.54	0	$0	1.00%	25.9%	12/31/2020	$2.60	0	$0	0.75%	26.2%
12/31/2019	1.98	303	598	1.25%	26.7%	12/31/2019	2.02	0	0	1.00%	27.0%	12/31/2019	2.06	0	0	0.75%	27.3%
12/31/2018	1.56	288	448	1.25%	-14.5%	12/31/2018	1.59	0	0	1.00%	-14.3%	12/31/2018	1.62	0	0	0.75%	-14.1%
12/31/2017	1.82	289	528	1.25%	18.0%	12/31/2017	1.85	0	0	1.00%	18.3%	12/31/2017	1.88	0	0	0.75%	18.6%
12/31/2016	1.55	475	734	1.25%	11.8%	12/31/2016	1.57	0	0	1.00%	12.1%	12/31/2016	1.59	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	0	$0	0.50%	26.5%	12/31/2020	$2.73	0	$0	0.25%	26.8%	12/31/2020	$2.79	0	$0	0.00%	27.1%
12/31/2019	2.11	0	0	0.50%	27.7%	12/31/2019	2.15	0	0	0.25%	28.0%	12/31/2019	2.20	0	0	0.00%	28.3%
12/31/2018	1.65	0	0	0.50%	-13.9%	12/31/2018	1.68	0	0	0.25%	-13.7%	12/31/2018	1.71	0	0	0.00%	-13.4%
12/31/2017	1.92	0	0	0.50%	18.9%	12/31/2017	1.95	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%
12/31/2016	1.61	0	0	0.50%	12.7%	12/31/2016	1.63	0	0	0.25%	12.9%	12/31/2016	1.66	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.2%
2017	0.0%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund Z Class - 06-593
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$251,528	$204,109	8,989
Receivables: investments sold	-
Payables: investments purchased	(16,441)
Net assets	$235,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,087	92,155	$2.55
Band 100	-	-	2.61
Band 75	-	-	2.68
Band 50	-	-	2.74
Band 25	-	-	2.81
Band 0	-	-	2.87
Total	$235,087	92,155

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(8,203)
Net investment income (loss)	(8,203)

Gain (loss) on investments:
Net realized gain (loss)	(17,183)
Realized gain distributions	31,563
Net change in unrealized appreciation (depreciation)	21,985
Net gain (loss)	36,365

Increase (decrease) in net assets from operations	$28,162

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,203)	$(21,401)
Net realized gain (loss)	(17,183)	(148,937)
Realized gain distributions	31,563	92,157
Net change in unrealized appreciation (depreciation)	21,985	498,661

Increase (decrease) in net assets from operations	28,162	420,480

Contract owner transactions:
Proceeds from units sold	133,419	303,320
Cost of units redeemed	(1,055,347)	(1,429,634)
Account charges	(1,194)	(2,727)
Increase (decrease)	(923,122)	(1,129,041)
Net increase (decrease)	(894,960)	(708,561)
Net assets, beginning	1,130,047	1,838,608
Net assets, ending	$235,087	$1,130,047

Units sold	78,188	161,449
Units redeemed	(544,169)	(758,455)
Net increase (decrease)	(465,981)	(597,006)
Units outstanding, beginning	558,136	1,155,142
Units outstanding, ending	92,155	558,136

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,993,912
Cost of units redeemed/account charges	(12,671,948)
Net investment income (loss)	(119,074)
Net realized gain (loss)	(714,292)
Realized gain distributions	1,699,070
Net change in unrealized appreciation (depreciation)	47,419
Net assets	$235,087

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.55	92	$235	1.25%	26.0%	12/31/2020	$2.61	0	$0	1.00%	26.3%	12/31/2020	$2.68	0	$0	0.75%	26.6%
12/31/2019	2.02	558	1,130	1.25%	27.2%	12/31/2019	2.07	0	0	1.00%	27.5%	12/31/2019	2.11	0	0	0.75%	27.8%
12/31/2018	1.59	1,155	1,839	1.25%	-14.3%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.65	0	0	0.75%	-13.8%
12/31/2017	1.86	1,522	2,826	1.25%	18.2%	12/31/2017	1.89	0	0	1.00%	18.5%	12/31/2017	1.92	0	0	0.75%	18.8%
12/31/2016	1.57	1,104	1,733	1.25%	12.2%	12/31/2016	1.59	0	0	1.00%	12.4%	12/31/2016	1.61	0	0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.74	0	$0	0.50%	26.9%	12/31/2020	$2.81	0	$0	0.25%	27.3%	12/31/2020	$2.87	0	$0	0.00%	27.6%
12/31/2019	2.16	0	0	0.50%	28.2%	12/31/2019	2.20	0	0	0.25%	28.5%	12/31/2019	2.25	0	0	0.00%	28.8%
12/31/2018	1.68	0	0	0.50%	-13.6%	12/31/2018	1.72	0	0	0.25%	-13.4%	12/31/2018	1.75	0	0	0.00%	-13.2%
12/31/2017	1.95	0	0	0.50%	19.1%	12/31/2017	1.98	0	0	0.25%	19.4%	12/31/2017	2.01	0	0	0.00%	19.7%
12/31/2016	1.64	0	0	0.50%	13.0%	12/31/2016	1.66	0	0	0.25%	13.3%	12/31/2016	1.68	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.4%
2017	0.3%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund A Class - 06-080
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,938	$225,790	11,951
Receivables: investments sold	740
Payables: investments purchased	-
Net assets	$205,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,678	187,937	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$205,678	187,937

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,530
Mortality & expense charges	(2,327)
Net investment income (loss)	1,203

Gain (loss) on investments:
Net realized gain (loss)	(44,295)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(52)
Net gain (loss)	(44,347)

Increase (decrease) in net assets from operations	$(43,144)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,203	$2,501
Net realized gain (loss)	(44,295)	(31,356)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(52)	83,867

Increase (decrease) in net assets from operations	(43,144)	55,012

Contract owner transactions:
Proceeds from units sold	33,669	40,763
Cost of units redeemed	(69,894)	(149,969)
Account charges	(32)	(37)
Increase (decrease)	(36,257)	(109,243)
Net increase (decrease)	(79,401)	(54,231)
Net assets, beginning	285,079	339,310
Net assets, ending	$205,678	$285,079

Units sold	38,172	36,665
Units redeemed	(90,701)	(134,643)
Net increase (decrease)	(52,529)	(97,978)
Units outstanding, beginning	240,466	338,444
Units outstanding, ending	187,937	240,466

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$983,187
Cost of units redeemed/account charges	(790,072)
Net investment income (loss)	6,277
Net realized gain (loss)	(31,359)
Realized gain distributions	58,497
Net change in unrealized appreciation (depreciation)	(20,852)
Net assets	$205,678

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	188	$206	1.25%	-7.7%	12/31/2020	$1.11	0	$0	1.00%	-7.5%	12/31/2020	$1.13	0	$0	0.75%	-7.2%
12/31/2019	1.19	240	285	1.25%	18.3%	12/31/2019	1.20	0	0	1.00%	18.5%	12/31/2019	1.22	0	0	0.75%	18.8%
12/31/2018	1.00	338	339	1.25%	-20.9%	12/31/2018	1.01	0	0	1.00%	-20.7%	12/31/2018	1.03	0	0	0.75%	-20.5%
12/31/2017	1.27	281	356	1.25%	10.9%	12/31/2017	1.28	0	0	1.00%	11.2%	12/31/2017	1.29	0	0	0.75%	11.5%
12/31/2016	1.14	333	381	1.25%	19.6%	12/31/2016	1.15	0	0	1.00%	19.9%	12/31/2016	1.16	0	0	0.75%	20.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	-7.0%	12/31/2020	$1.17	0	$0	0.25%	-6.8%	12/31/2020	$1.19	0	$0	0.00%	-6.5%
12/31/2019	1.24	0	0	0.50%	19.1%	12/31/2019	1.25	0	0	0.25%	19.4%	12/31/2019	1.27	0	0	0.00%	19.7%
12/31/2018	1.04	0	0	0.50%	-20.3%	12/31/2018	1.05	0	0	0.25%	-20.1%	12/31/2018	1.06	0	0	0.00%	-19.9%
12/31/2017	1.30	0	0	0.50%	11.8%	12/31/2017	1.31	0	0	0.25%	12.1%	12/31/2017	1.32	0	0	0.00%	12.3%
12/31/2016	1.16	0	0	0.50%	20.5%	12/31/2016	1.17	0	0	0.25%	20.8%	12/31/2016	1.18	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	2.2%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund Z Class - 06-064
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,213	$198,424	14,028
Receivables: investments sold	1,024
Payables: investments purchased	-
Net assets	$244,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,237	219,287	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$244,237	219,287

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,659
Mortality & expense charges	(7,369)
Net investment income (loss)	(2,710)

Gain (loss) on investments:
Net realized gain (loss)	(443,691)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109,246
Net gain (loss)	(334,445)

Increase (decrease) in net assets from operations	$(337,155)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,710)	$12,987
Net realized gain (loss)	(443,691)	(249,452)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	109,246	507,221

Increase (decrease) in net assets from operations	(337,155)	270,756

Contract owner transactions:
Proceeds from units sold	166,160	286,058
Cost of units redeemed	(862,768)	(1,124,840)
Account charges	(232)	(1,147)
Increase (decrease)	(696,840)	(839,929)
Net increase (decrease)	(1,033,995)	(569,173)
Net assets, beginning	1,278,232	1,847,405
Net assets, ending	$244,237	$1,278,232

Units sold	198,568	253,230
Units redeemed	(1,041,854)	(1,011,421)
Net increase (decrease)	(843,286)	(758,191)
Units outstanding, beginning	1,062,573	1,820,764
Units outstanding, ending	219,287	1,062,573

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,494,507
Cost of units redeemed/account charges	(8,085,659)
Net investment income (loss)	51,274
Net realized gain (loss)	(767,074)
Realized gain distributions	506,400
Net change in unrealized appreciation (depreciation)	44,789
Net assets	$244,237

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	219	$244	1.25%	-7.4%	12/31/2020	$1.13	0	$0	1.00%	-7.2%	12/31/2020	$1.15	0	$0	0.75%	-6.9%
12/31/2019	1.20	1,063	1,278	1.25%	18.6%	12/31/2019	1.22	0	0	1.00%	18.9%	12/31/2019	1.24	0	0	0.75%	19.2%
12/31/2018	1.01	1,821	1,847	1.25%	-20.7%	12/31/2018	1.03	0	0	1.00%	-20.5%	12/31/2018	1.04	0	0	0.75%	-20.3%
12/31/2017	1.28	2,408	3,081	1.25%	11.2%	12/31/2017	1.29	0	0	1.00%	11.5%	12/31/2017	1.30	0	0	0.75%	11.8%
12/31/2016	1.15	1,960	2,254	1.25%	19.9%	12/31/2016	1.16	0	0	1.00%	20.2%	12/31/2016	1.16	0	0	0.75%	20.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	-6.7%	12/31/2020	$1.19	0	$0	0.25%	-6.5%	12/31/2020	$1.21	0	$0	0.00%	-6.2%
12/31/2019	1.25	0	0	0.50%	19.5%	12/31/2019	1.27	0	0	0.25%	19.8%	12/31/2019	1.29	0	0	0.00%	20.1%
12/31/2018	1.05	0	0	0.50%	-20.1%	12/31/2018	1.06	0	0	0.25%	-19.9%	12/31/2018	1.07	0	0	0.00%	-19.7%
12/31/2017	1.31	0	0	0.50%	12.1%	12/31/2017	1.33	0	0	0.25%	12.4%	12/31/2017	1.34	0	0	0.00%	12.6%
12/31/2016	1.17	0	0	0.50%	20.8%	12/31/2016	1.18	0	0	0.25%	21.1%	12/31/2016	1.19	0	0	0.00%	21.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	2.0%
2018	1.8%
2017	1.7%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund A Class - 06-538
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,192,032	$5,935,808	412,747
Receivables: investments sold	61,094
Payables: investments purchased	-
Net assets	$6,253,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,143,543	3,414,537	$1.51
Band 100	1,109,583	717,323	1.55
Band 75	-	-	1.59
Band 50	-	-	1.63
Band 25	-	-	1.67
Band 0	-	-	1.72
Total	$6,253,126	4,131,860

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$185,376
Mortality & expense charges	(81,234)
Net investment income (loss)	104,142

Gain (loss) on investments:
Net realized gain (loss)	55,338
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	232,794
Net gain (loss)	288,132

Increase (decrease) in net assets from operations	$392,273

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$104,142	$167,787
Net realized gain (loss)	55,338	68,784
Realized gain distributions	-	234,520
Net change in unrealized appreciation (depreciation)	232,794	272,265

Increase (decrease) in net assets from operations	392,273	743,356

Contract owner transactions:
Proceeds from units sold	1,961,964	2,311,668
Cost of units redeemed	(3,163,686)	(4,484,431)
Account charges	(2,028)	(5,598)
Increase (decrease)	(1,203,750)	(2,178,361)
Net increase (decrease)	(811,477)	(1,435,005)
Net assets, beginning	7,064,603	8,499,608
Net assets, ending	$6,253,126	$7,064,603

Units sold	1,347,804	1,939,560
Units redeemed	(2,189,454)	(3,513,988)
Net increase (decrease)	(841,650)	(1,574,428)
Units outstanding, beginning	4,973,510	6,547,938
Units outstanding, ending	4,131,860	4,973,510

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$35,734,951
Cost of units redeemed/account charges	(31,371,212)
Net investment income (loss)	1,206,321
Net realized gain (loss)	(5,371)
Realized gain distributions	432,214
Net change in unrealized appreciation (depreciation)	256,224
Net assets	$6,253,126

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	3,415	$5,144	1.25%	6.4%	12/31/2020	$1.55	717	$1,110	1.00%	6.7%	12/31/2020	$1.59	0	$0	0.75%	7.0%
12/31/2019	1.42	4,219	5,971	1.25%	9.4%	12/31/2019	1.45	754	1,093	1.00%	9.6%	12/31/2019	1.48	0	0	0.75%	9.9%
12/31/2018	1.29	5,696	7,371	1.25%	-2.2%	12/31/2018	1.32	841	1,112	1.00%	-2.0%	12/31/2018	1.35	0	0	0.75%	-1.7%
12/31/2017	1.32	7,304	9,667	1.25%	5.0%	12/31/2017	1.35	1,133	1,529	1.00%	5.3%	12/31/2017	1.37	0	0	0.75%	5.5%
12/31/2016	1.26	8,134	10,251	1.25%	3.2%	12/31/2016	1.28	1,343	1,720	1.00%	3.5%	12/31/2016	1.30	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	7.2%	12/31/2020	$1.67	0	$0	0.25%	7.5%	12/31/2020	$1.72	0	$0	0.00%	7.8%
12/31/2019	1.52	0	0	0.50%	10.2%	12/31/2019	1.56	0	0	0.25%	10.5%	12/31/2019	1.60	0	0	0.00%	10.7%
12/31/2018	1.38	0	0	0.50%	-1.5%	12/31/2018	1.41	0	0	0.25%	-1.2%	12/31/2018	1.44	11	17	0.00%	-1.0%
12/31/2017	1.40	0	0	0.50%	5.8%	12/31/2017	1.43	0	0	0.25%	6.1%	12/31/2017	1.46	31	45	0.00%	6.3%
12/31/2016	1.32	0	0	0.50%	4.0%	12/31/2016	1.35	0	0	0.25%	4.3%	12/31/2016	1.37	138	189	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	3.4%
2018	3.5%
2017	2.7%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund Z Class - 06-537
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,057,232	$21,085,348	1,469,225
Receivables: investments sold	113,383
Payables: investments purchased	-
Net assets	$22,170,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,077,440	14,271,888	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	93,175	52,762	1.77
Total	$22,170,615	14,324,650

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$683,142
Mortality & expense charges	(281,497)
Net investment income (loss)	401,645

Gain (loss) on investments:
Net realized gain (loss)	77,966
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	933,995
Net gain (loss)	1,011,961

Increase (decrease) in net assets from operations	$1,413,606

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$401,645	$737,212
Net realized gain (loss)	77,966	686,030
Realized gain distributions	-	803,975
Net change in unrealized appreciation (depreciation)	933,995	1,125,375

Increase (decrease) in net assets from operations	1,413,606	3,352,592

Contract owner transactions:
Proceeds from units sold	8,320,887	8,890,695
Cost of units redeemed	(12,756,675)	(21,490,620)
Account charges	(19,772)	(64,915)
Increase (decrease)	(4,455,560)	(12,664,840)
Net increase (decrease)	(3,041,954)	(9,312,248)
Net assets, beginning	25,212,569	34,524,817
Net assets, ending	$22,170,615	$25,212,569

Units sold	5,664,495	6,404,499
Units redeemed	(8,721,554)	(15,131,072)
Net increase (decrease)	(3,057,059)	(8,726,573)
Units outstanding, beginning	17,381,709	26,108,282
Units outstanding, ending	14,324,650	17,381,709

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$106,110,536
Cost of units redeemed/account charges	(90,745,145)
Net investment income (loss)	4,045,878
Net realized gain (loss)	493,757
Realized gain distributions	1,293,705
Net change in unrealized appreciation (depreciation)	971,884
Net assets	$22,170,615

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	14,272	$22,077	1.25%	6.7%	12/31/2020	$1.59	0	$0	1.00%	6.9%	12/31/2020	$1.63	0	$0	0.75%	7.2%
12/31/2019	1.45	17,345	25,153	1.25%	9.7%	12/31/2019	1.49	0	0	1.00%	9.9%	12/31/2019	1.52	0	0	0.75%	10.2%
12/31/2018	1.32	26,089	34,496	1.25%	-2.0%	12/31/2018	1.35	0	0	1.00%	-1.7%	12/31/2018	1.38	0	0	0.75%	-1.5%
12/31/2017	1.35	34,471	46,494	1.25%	5.3%	12/31/2017	1.37	0	0	1.00%	5.6%	12/31/2017	1.40	0	0	0.75%	5.8%
12/31/2016	1.28	28,581	36,607	1.25%	3.5%	12/31/2016	1.30	0	0	1.00%	3.8%	12/31/2016	1.32	0	0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	7.5%	12/31/2020	$1.72	0	$0	0.25%	7.7%	12/31/2020	$1.77	53	$93	0.00%	8.0%
12/31/2019	1.56	0	0	0.50%	10.5%	12/31/2019	1.60	0	0	0.25%	10.8%	12/31/2019	1.63	36	59	0.00%	11.1%
12/31/2018	1.41	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.47	20	29	0.00%	-0.7%
12/31/2017	1.43	0	0	0.50%	6.1%	12/31/2017	1.46	0	0	0.25%	6.4%	12/31/2017	1.48	15	23	0.00%	6.6%
12/31/2016	1.35	0	0	0.50%	4.3%	12/31/2016	1.37	0	0	0.25%	4.6%	12/31/2016	1.39	436	607	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	3.8%
2018	3.7%
2017	2.9%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R6 Class - 06-FCX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,270,833	$2,330,950	100,414
Receivables: investments sold	3,565
Payables: investments purchased	-
Net assets	$2,274,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,351	351,880	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	1,846,047	1,441,411	1.28
Total	$2,274,398	1,793,291

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43,633
Mortality & expense charges	(5,043)
Net investment income (loss)	38,590

Gain (loss) on investments:
Net realized gain (loss)	(53,331)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(117,728)
Net gain (loss)	(171,059)

Increase (decrease) in net assets from operations	$(132,469)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,590	$122,286
Net realized gain (loss)	(53,331)	79,832
Realized gain distributions	-	186,623
Net change in unrealized appreciation (depreciation)	(117,728)	227,747

Increase (decrease) in net assets from operations	(132,469)	616,488

Contract owner transactions:
Proceeds from units sold	304,361	217,431
Cost of units redeemed	(431,512)	(1,004,007)
Account charges	(4,496)	(5,253)
Increase (decrease)	(131,647)	(791,829)
Net increase (decrease)	(264,116)	(175,341)
Net assets, beginning	2,538,514	2,713,855
Net assets, ending	$2,274,398	$2,538,514

Units sold	267,673	180,908
Units redeemed	(382,426)	(830,558)
Net increase (decrease)	(114,753)	(649,650)
Units outstanding, beginning	1,908,044	2,557,694
Units outstanding, ending	1,793,291	1,908,044

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,599,625
Cost of units redeemed/account charges	(1,858,165)
Net investment income (loss)	291,962
Net realized gain (loss)	36,796
Realized gain distributions	264,297
Net change in unrealized appreciation (depreciation)	(60,117)
Net assets	$2,274,398

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	352	$428	1.25%	-5.5%	12/31/2020	$1.23	0	$0	1.00%	-5.3%	12/31/2020	$1.24	0	$0	0.75%	-5.0%
12/31/2019	1.29	300	386	1.25%	23.5%	12/31/2019	1.30	0	0	1.00%	23.8%	12/31/2019	1.31	0	0	0.75%	24.1%
12/31/2018	1.04	893	932	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.5%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	64	71	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.8%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.00	0	0	1.00%	0.5%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	-4.8%	12/31/2020	$1.27	0	$0	0.25%	-4.5%	12/31/2020	$1.28	1,441	$1,846	0.00%	-4.3%
12/31/2019	1.32	0	0	0.50%	24.4%	12/31/2019	1.33	0	0	0.25%	24.7%	12/31/2019	1.34	1,608	2,153	0.00%	25.0%
12/31/2018	1.06	0	0	0.50%	-5.0%	12/31/2018	1.07	0	0	0.25%	-4.8%	12/31/2018	1.07	1,664	1,782	0.00%	-4.6%
12/31/2017	1.12	0	0	0.50%	11.0%	12/31/2017	1.12	0	0	0.25%	11.3%	12/31/2017	1.12	1,701	1,908	0.00%	11.6%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	5.0%
2018	3.2%
2017	6.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R6 Class - 06-FCY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,998,142	$6,751,126	1,279,541
Receivables: investments sold	54,289
Payables: investments purchased	-
Net assets	$7,052,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,791,030	5,406,045	$1.26
Band 100	-	-	1.27
Band 75	261,401	203,906	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$7,052,431	5,609,951

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$415,957
Mortality & expense charges	(81,451)
Net investment income (loss)	334,506

Gain (loss) on investments:
Net realized gain (loss)	(64,326)
Realized gain distributions	36,041
Net change in unrealized appreciation (depreciation)	18,004
Net gain (loss)	(10,281)

Increase (decrease) in net assets from operations	$324,225

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$334,506	$267,524
Net realized gain (loss)	(64,326)	(43,334)
Realized gain distributions	36,041	-
Net change in unrealized appreciation (depreciation)	18,004	440,357

Increase (decrease) in net assets from operations	324,225	664,547

Contract owner transactions:
Proceeds from units sold	4,273,807	2,327,163
Cost of units redeemed	(3,608,713)	(1,548,257)
Account charges	(4,468)	(3,263)
Increase (decrease)	660,626	775,643
Net increase (decrease)	984,851	1,440,190
Net assets, beginning	6,067,580	4,627,390
Net assets, ending	$7,052,431	$6,067,580

Units sold	3,675,329	2,031,001
Units redeemed	(3,105,952)	(1,407,817)
Net increase (decrease)	569,377	623,184
Units outstanding, beginning	5,040,574	4,417,390
Units outstanding, ending	5,609,951	5,040,574

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,909,976
Cost of units redeemed/account charges	(6,752,435)
Net investment income (loss)	733,273
Net realized gain (loss)	(121,440)
Realized gain distributions	36,041
Net change in unrealized appreciation (depreciation)	247,016
Net assets	$7,052,431

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	5,406	$6,791	1.25%	4.4%	12/31/2020	$1.27	0	$0	1.00%	4.7%	12/31/2020	$1.28	204	$261	0.75%	4.9%
12/31/2019	1.20	4,851	5,836	1.25%	14.9%	12/31/2019	1.21	0	0	1.00%	15.1%	12/31/2019	1.22	190	232	0.75%	15.4%
12/31/2018	1.05	4,373	4,580	1.25%	-2.4%	12/31/2018	1.05	0	0	1.00%	-2.2%	12/31/2018	1.06	45	47	0.75%	-1.9%
12/31/2017	1.07	672	721	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.7%	12/31/2017	1.08	0	0	0.75%	6.9%
12/31/2016	1.01	0	0	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	0.9%	12/31/2016	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	5.2%	12/31/2020	$1.31	0	$0	0.25%	5.5%	12/31/2020	$1.32	0	$0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	15.7%	12/31/2019	1.24	0	0	0.25%	16.0%	12/31/2019	1.25	0	0	0.00%	16.3%
12/31/2018	1.06	0	0	0.50%	-1.7%	12/31/2018	1.07	0	0	0.25%	-1.4%	12/31/2018	1.07	0	0	0.00%	-1.2%
12/31/2017	1.08	0	0	0.50%	7.2%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.09	0	0	0.00%	7.7%
12/31/2016	1.01	0	0	0.50%	0.9%	12/31/2016	1.01	0	0	0.25%	0.9%	12/31/2016	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.4%
2019	6.2%
2018	4.4%
2017	13.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.02
Band 100	-	-	2.04
Band 75	-	-	2.06
Band 50	-	-	2.08
Band 25	-	-	2.10
Band 0	-	-	2.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.02	0	$0	1.25%	40.0%	12/31/2020	$2.04	0	$0	1.00%	40.3%	12/31/2020	$2.06	0	$0	0.75%	40.7%
12/31/2019	1.44	0	0	1.25%	17.2%	12/31/2019	1.45	0	0	1.00%	17.4%	12/31/2019	1.47	0	0	0.75%	17.7%
12/31/2018	1.23	0	0	1.25%	-4.6%	12/31/2018	1.24	0	0	1.00%	-4.3%	12/31/2018	1.24	0	0	0.75%	-4.1%
12/31/2017	1.29	0	0	1.25%	29.9%	12/31/2017	1.29	0	0	1.00%	30.2%	12/31/2017	1.30	0	0	0.75%	30.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.08	0	$0	0.50%	41.0%	12/31/2020	$2.10	0	$0	0.25%	41.4%	12/31/2020	$2.13	0	$0	0.00%	41.7%
12/31/2019	1.48	0	0	0.50%	18.0%	12/31/2019	1.49	0	0	0.25%	18.3%	12/31/2019	1.50	0	0	0.00%	18.6%
12/31/2018	1.25	0	0	0.50%	-3.8%	12/31/2018	1.26	0	0	0.25%	-3.6%	12/31/2018	1.26	0	0	0.00%	-3.4%
12/31/2017	1.30	0	0	0.50%	30.8%	12/31/2017	1.30	0	0	0.25%	31.2%	12/31/2017	1.31	0	0	0.00%	31.5%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,318,507	$3,517,053	120,485
Receivables: investments sold	6,893
Payables: investments purchased	-
Net assets	$3,325,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,026,000	1,458,639	$2.07
Band 100	-	-	2.10
Band 75	299,400	141,419	2.12
Band 50	-	-	2.14
Band 25	-	-	2.16
Band 0	-	-	2.18
Total	$3,325,400	1,600,058

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(30,126)
Net investment income (loss)	(30,126)

Gain (loss) on investments:
Net realized gain (loss)	(37,544)
Realized gain distributions	850,375
Net change in unrealized appreciation (depreciation)	181,717
Net gain (loss)	994,548

Increase (decrease) in net assets from operations	$964,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,126)	$(17,521)
Net realized gain (loss)	(37,544)	(179,337)
Realized gain distributions	850,375	558,946
Net change in unrealized appreciation (depreciation)	181,717	(34,096)

Increase (decrease) in net assets from operations	964,422	327,992

Contract owner transactions:
Proceeds from units sold	468,091	1,900,742
Cost of units redeemed	(382,051)	(822,251)
Account charges	(476)	(252)
Increase (decrease)	85,564	1,078,239
Net increase (decrease)	1,049,986	1,406,231
Net assets, beginning	2,275,414	869,183
Net assets, ending	$3,325,400	$2,275,414

Units sold	285,495	1,354,772
Units redeemed	(231,081)	(612,177)
Net increase (decrease)	54,414	742,595
Units outstanding, beginning	1,545,644	803,049
Units outstanding, ending	1,600,058	1,545,644

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,879,668
Cost of units redeemed/account charges	(1,766,447)
Net investment income (loss)	(60,870)
Net realized gain (loss)	(218,585)
Realized gain distributions	1,690,180
Net change in unrealized appreciation (depreciation)	(198,546)
Net assets	$3,325,400

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	1,459	$3,026	1.25%	41.1%	12/31/2020	$2.10	0	$0	1.00%	41.5%	12/31/2020	$2.12	141	$299	0.75%	41.8%
12/31/2019	1.47	1,411	2,075	1.25%	36.1%	12/31/2019	1.48	0	0	1.00%	36.4%	12/31/2019	1.49	134	200	0.75%	36.7%
12/31/2018	1.08	677	732	1.25%	-9.2%	12/31/2018	1.09	0	0	1.00%	-8.9%	12/31/2018	1.09	126	138	0.75%	-8.7%
12/31/2017	1.19	654	778	1.25%	21.4%	12/31/2017	1.19	0	0	1.00%	21.7%	12/31/2017	1.20	0	0	0.75%	22.0%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.14	0	$0	0.50%	42.2%	12/31/2020	$2.16	0	$0	0.25%	42.5%	12/31/2020	$2.18	0	$0	0.00%	42.9%
12/31/2019	1.50	0	0	0.50%	37.1%	12/31/2019	1.52	0	0	0.25%	37.4%	12/31/2019	1.53	0	0	0.00%	37.8%
12/31/2018	1.10	0	0	0.50%	-8.5%	12/31/2018	1.10	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-8.0%
12/31/2017	1.20	0	0	0.50%	22.3%	12/31/2017	1.20	0	0	0.25%	22.6%	12/31/2017	1.21	0	0	0.00%	22.9%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,595	$187,916	7,400
Receivables: investments sold	-
Payables: investments purchased	(37)
Net assets	$270,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,558	294,967	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$270,558	294,967

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,333
Mortality & expense charges	(6,867)
Net investment income (loss)	(2,534)

Gain (loss) on investments:
Net realized gain (loss)	(53,586)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	133,208
Net gain (loss)	79,622

Increase (decrease) in net assets from operations	$77,088

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,534)	$3,909
Net realized gain (loss)	(53,586)	(11,583)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	133,208	72,068

Increase (decrease) in net assets from operations	77,088	64,394

Contract owner transactions:
Proceeds from units sold	727,763	170,738
Cost of units redeemed	(1,074,509)	(75,035)
Account charges	(459)	(495)
Increase (decrease)	(347,205)	95,208
Net increase (decrease)	(270,117)	159,602
Net assets, beginning	540,675	381,073
Net assets, ending	$270,558	$540,675

Units sold	1,310,009	211,821
Units redeemed	(1,665,611)	(91,476)
Net increase (decrease)	(355,602)	120,345
Units outstanding, beginning	650,569	530,224
Units outstanding, ending	294,967	650,569

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,509,772
Cost of units redeemed/account charges	(1,259,433)
Net investment income (loss)	2,714
Net realized gain (loss)	(65,174)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	82,679
Net assets	$270,558

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.92	295	$271	1.25%	10.4%	12/31/2020	$0.93	0	$0	1.00%	10.6%	12/31/2020	$0.94	0	$0	0.75%	10.9%
12/31/2019	0.83	651	541	1.25%	15.6%	12/31/2019	0.84	0	0	1.00%	15.9%	12/31/2019	0.84	0	0	0.75%	16.2%
12/31/2018	0.72	530	381	1.25%	-28.4%	12/31/2018	0.72	0	0	1.00%	-28.2%	12/31/2018	0.73	0	0	0.75%	-28.0%
12/31/2017	1.00	422	423	1.25%	4.1%	12/31/2017	1.01	0	0	1.00%	4.4%	12/31/2017	1.01	0	0	0.75%	4.7%
12/31/2016	0.96	0	0	1.25%	-3.6%	12/31/2016	0.96	0	0	1.00%	-3.6%	12/31/2016	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.95	0	$0	0.50%	11.2%	12/31/2020	$0.96	0	$0	0.25%	11.5%	12/31/2020	$0.97	0	$0	0.00%	11.8%
12/31/2019	0.85	0	0	0.50%	16.5%	12/31/2019	0.86	0	0	0.25%	16.8%	12/31/2019	0.86	0	0	0.00%	17.1%
12/31/2018	0.73	0	0	0.50%	-27.9%	12/31/2018	0.73	0	0	0.25%	-27.7%	12/31/2018	0.74	0	0	0.00%	-27.5%
12/31/2017	1.01	0	0	0.50%	4.9%	12/31/2017	1.01	0	0	0.25%	5.2%	12/31/2017	1.02	0	0	0.00%	5.4%
12/31/2016	0.96	0	0	0.50%	-3.6%	12/31/2016	0.96	0	0	0.25%	-3.5%	12/31/2016	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.9%
2018	2.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R6 Class - 06-FFH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,011,300	$30,890,439	2,164,908
Receivables: investments sold	700,473
Payables: investments purchased	-
Net assets	$32,711,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,431,117	25,825,106	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	1,280,656	1,000,130	1.28
Total	$32,711,773	26,825,236

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,070,553
Mortality & expense charges	(408,777)
Net investment income (loss)	661,776

Gain (loss) on investments:
Net realized gain (loss)	297,231
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,018,355
Net gain (loss)	1,315,586

Increase (decrease) in net assets from operations	$1,977,362

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$661,776	$643,379
Net realized gain (loss)	297,231	147,808
Realized gain distributions	-	1,029,971
Net change in unrealized appreciation (depreciation)	1,018,355	381,655

Increase (decrease) in net assets from operations	1,977,362	2,202,813

Contract owner transactions:
Proceeds from units sold	21,411,373	16,999,618
Cost of units redeemed	(20,993,116)	(9,599,485)
Account charges	(81,349)	(44,934)
Increase (decrease)	336,908	7,355,199
Net increase (decrease)	2,314,270	9,558,012
Net assets, beginning	30,397,503	20,839,491
Net assets, ending	$32,711,773	$30,397,503

Units sold	18,532,296	15,683,116
Units redeemed	(18,338,995)	(9,093,730)
Net increase (decrease)	193,301	6,589,386
Units outstanding, beginning	26,631,935	20,042,549
Units outstanding, ending	26,825,236	26,631,935

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$63,097,826
Cost of units redeemed/account charges	(34,659,705)
Net investment income (loss)	1,715,505
Net realized gain (loss)	407,315
Realized gain distributions	1,029,971
Net change in unrealized appreciation (depreciation)	1,120,861
Net assets	$32,711,773

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	25,825	$31,431	1.25%	6.8%	12/31/2020	$1.23	0	$0	1.00%	7.0%	12/31/2020	$1.24	0	$0	0.75%	7.3%
12/31/2019	1.14	25,716	29,312	1.25%	9.8%	12/31/2019	1.15	0	0	1.00%	10.1%	12/31/2019	1.16	0	0	0.75%	10.3%
12/31/2018	1.04	18,902	19,624	1.25%	-1.9%	12/31/2018	1.04	0	0	1.00%	-1.6%	12/31/2018	1.05	0	0	0.75%	-1.4%
12/31/2017	1.06	4,794	5,072	1.25%	5.4%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.9%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	7.6%	12/31/2020	$1.27	0	$0	0.25%	7.8%	12/31/2020	$1.28	1,000	$1,281	0.00%	8.1%
12/31/2019	1.17	0	0	0.50%	10.6%	12/31/2019	1.18	0	0	0.25%	10.9%	12/31/2019	1.18	916	1,085	0.00%	11.2%
12/31/2018	1.05	0	0	0.50%	-1.1%	12/31/2018	1.06	0	0	0.25%	-0.9%	12/31/2018	1.07	1,141	1,215	0.00%	-0.6%
12/31/2017	1.07	0	0	0.50%	6.2%	12/31/2017	1.07	0	0	0.25%	6.5%	12/31/2017	1.07	873	936	0.00%	6.7%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	3.7%
2018	3.4%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$757	$754	27
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$741	337	$2.20
Band 100	-	-	2.22
Band 75	-	-	2.23
Band 50	-	-	2.25
Band 25	-	-	2.27
Band 0	-	-	2.28
Total	$741	337

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	5
Realized gain distributions	45
Net change in unrealized appreciation (depreciation)	3
Net gain (loss)	53

Increase (decrease) in net assets from operations	$53

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	5	-
Realized gain distributions	45	-
Net change in unrealized appreciation (depreciation)	3	-

Increase (decrease) in net assets from operations	53	-

Contract owner transactions:
Proceeds from units sold	703	-
Cost of units redeemed	(15)	-
Account charges	-	-
Increase (decrease)	688	-
Net increase (decrease)	741	-
Net assets, beginning	-	-
Net assets, ending	$741	$-

Units sold	469	-
Units redeemed	(132)	-
Net increase (decrease)	337	-
Units outstanding, beginning	-	-
Units outstanding, ending	337	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$703
Cost of units redeemed/account charges	(15)
Net investment income (loss)	-
Net realized gain (loss)	5
Realized gain distributions	45
Net change in unrealized appreciation (depreciation)	3
Net assets	$741

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.20	0	$1	1.25%	65.4%	12/31/2020	$2.22	0	$0	1.00%	65.8%	12/31/2020	$2.23	0	$0	0.75%	66.2%
12/31/2019	1.33	0	0	1.25%	31.3%	12/31/2019	1.34	0	0	1.00%	31.6%	12/31/2019	1.34	0	0	0.75%	32.0%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.02	0	0	1.00%	1.6%	12/31/2018	1.02	0	0	0.75%	1.8%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	0	$0	0.50%	66.7%	12/31/2020	$2.27	0	$0	0.25%	67.1%	12/31/2020	$2.28	0	$0	0.00%	67.5%
12/31/2019	1.35	0	0	0.50%	32.3%	12/31/2019	1.36	0	0	0.25%	32.6%	12/31/2019	1.36	0	0	0.00%	33.0%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.6%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R6 Class - 06-GJN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,722	$113,961	4,581
Receivables: investments sold	-
Payables: investments purchased	(12,338)
Net assets	$117,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,384	81,031	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$117,384	81,031

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,157)
Net investment income (loss)	(1,157)

Gain (loss) on investments:
Net realized gain (loss)	(2,521)
Realized gain distributions	15,407
Net change in unrealized appreciation (depreciation)	16,008
Net gain (loss)	28,894

Increase (decrease) in net assets from operations	$27,737

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,157)	$(45)
Net realized gain (loss)	(2,521)	(3)
Realized gain distributions	15,407	222
Net change in unrealized appreciation (depreciation)	16,008	145

Increase (decrease) in net assets from operations	27,737	319

Contract owner transactions:
Proceeds from units sold	27,565	98,232
Cost of units redeemed	(31,468)	(6,018)
Account charges	(383)	(169)
Increase (decrease)	(4,286)	92,045
Net increase (decrease)	23,451	92,364
Net assets, beginning	93,933	1,569
Net assets, ending	$117,384	$93,933

Units sold	36,236	85,436
Units redeemed	(36,994)	(5,387)
Net increase (decrease)	(758)	80,049
Units outstanding, beginning	81,789	1,740
Units outstanding, ending	81,031	81,789

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$129,169
Cost of units redeemed/account charges	(39,706)
Net investment income (loss)	(1,193)
Net realized gain (loss)	(2,524)
Realized gain distributions	15,877
Net change in unrealized appreciation (depreciation)	15,761
Net assets	$117,384

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	81	$117	1.25%	26.1%	12/31/2020	$1.48	0	$0	1.00%	26.5%	12/31/2020	$1.47	0	$0	0.75%	26.8%
12/31/2019	1.15	82	94	1.25%	27.4%	12/31/2019	1.17	0	0	1.00%	28.0%	12/31/2019	1.16	0	0	0.75%	28.0%
12/31/2018	0.90	2	2	1.25%	-14.2%	12/31/2018	0.91	0	0	1.00%	-13.1%	12/31/2018	0.91	0	0	0.75%	-13.7%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	27.1%	12/31/2020	$1.49	0	$0	0.25%	27.4%	12/31/2020	$1.51	0	$0	0.00%	27.7%
12/31/2019	1.17	0	0	0.50%	28.3%	12/31/2019	1.17	0	0	0.25%	28.7%	12/31/2019	1.18	0	0	0.00%	29.0%
12/31/2018	0.91	0	0	0.50%	-13.5%	12/31/2018	0.91	0	0	0.25%	-13.3%	12/31/2018	0.91	0	0	0.00%	-13.1%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	1.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,209	$13,039	809
Receivables: investments sold	-
Payables: investments purchased	(156)
Net assets	$14,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,053	14,540	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$14,053	14,540

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$285
Mortality & expense charges	(649)
Net investment income (loss)	(364)

Gain (loss) on investments:
Net realized gain (loss)	(26,532)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,680)
Net gain (loss)	(28,212)

Increase (decrease) in net assets from operations	$(28,576)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(364)	$969
Net realized gain (loss)	(26,532)	(8,329)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,680)	24,522

Increase (decrease) in net assets from operations	(28,576)	17,162

Contract owner transactions:
Proceeds from units sold	8,135	73,897
Cost of units redeemed	(77,685)	(73,915)
Account charges	-	(1)
Increase (decrease)	(69,550)	(19)
Net increase (decrease)	(98,126)	17,143
Net assets, beginning	112,179	95,036
Net assets, ending	$14,053	$112,179

Units sold	10,177	74,938
Units redeemed	(103,182)	(75,510)
Net increase (decrease)	(93,005)	(572)
Units outstanding, beginning	107,545	108,117
Units outstanding, ending	14,540	107,545

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$296,368
Cost of units redeemed/account charges	(259,680)
Net investment income (loss)	3,059
Net realized gain (loss)	(35,192)
Realized gain distributions	8,328
Net change in unrealized appreciation (depreciation)	1,170
Net assets	$14,053

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	15	$14	1.25%	-7.3%	12/31/2020	$0.98	0	$0	1.00%	-7.1%	12/31/2020	$0.98	0	$0	0.75%	-6.9%
12/31/2019	1.04	108	112	1.25%	18.7%	12/31/2019	1.05	0	0	1.00%	19.0%	12/31/2019	1.06	0	0	0.75%	19.3%
12/31/2018	0.88	108	95	1.25%	-20.6%	12/31/2018	0.88	0	0	1.00%	-20.4%	12/31/2018	0.89	0	0	0.75%	-20.2%
12/31/2017	1.11	0	0	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	0.50%	-6.6%	12/31/2020	$1.00	0	$0	0.25%	-6.4%	12/31/2020	$1.01	0	$0	0.00%	-6.2%
12/31/2019	1.06	0	0	0.50%	19.6%	12/31/2019	1.07	0	0	0.25%	19.9%	12/31/2019	1.08	0	0	0.00%	20.2%
12/31/2018	0.89	0	0	0.50%	-20.0%	12/31/2018	0.89	0	0	0.25%	-19.8%	12/31/2018	0.90	0	0	0.00%	-19.6%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.7%
2018	5.5%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,838	$27,638	2,160
Receivables: investments sold	-
Payables: investments purchased	(359)
Net assets	$34,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,479	36,608	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$34,479	36,608

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$488
Mortality & expense charges	(267)
Net investment income (loss)	221

Gain (loss) on investments:
Net realized gain (loss)	(3,145)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,200
Net gain (loss)	4,055

Increase (decrease) in net assets from operations	$4,276

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$221	$-
Net realized gain (loss)	(3,145)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,200	-

Increase (decrease) in net assets from operations	4,276	-

Contract owner transactions:
Proceeds from units sold	67,057	-
Cost of units redeemed	(36,835)	-
Account charges	(19)	-
Increase (decrease)	30,203	-
Net increase (decrease)	34,479	-
Net assets, beginning	-	-
Net assets, ending	$34,479	$-

Units sold	89,372	-
Units redeemed	(52,764)	-
Net increase (decrease)	36,608	-
Units outstanding, beginning	-	-
Units outstanding, ending	36,608	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$67,057
Cost of units redeemed/account charges	(36,854)
Net investment income (loss)	221
Net realized gain (loss)	(3,145)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,200
Net assets	$34,479

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.94	37	$34	1.25%	-4.2%	12/31/2020	$0.96	0	$0	1.00%	-3.9%	12/31/2020	$0.96	0	$0	0.75%	-3.7%
12/31/2019	0.98	0	0	1.25%	17.6%	12/31/2019	1.00	0	0	1.00%	18.2%	12/31/2019	0.99	0	0	0.75%	18.2%
12/31/2018	0.84	0	0	1.25%	-19.8%	12/31/2018	0.85	0	0	1.00%	-18.8%	12/31/2018	0.84	0	0	0.75%	-19.4%
12/31/2017	1.04	0	0	1.25%	4.2%	12/31/2017	1.04	0	0	1.00%	4.4%	12/31/2017	1.04	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.96	0	$0	0.50%	-3.4%	12/31/2020	$0.97	0	$0	0.25%	-3.2%	12/31/2020	$0.98	0	$0	0.00%	-3.0%
12/31/2019	1.00	0	0	0.50%	18.5%	12/31/2019	1.00	0	0	0.25%	18.8%	12/31/2019	1.01	0	0	0.00%	19.1%
12/31/2018	0.84	0	0	0.50%	-19.2%	12/31/2018	0.85	0	0	0.25%	-19.0%	12/31/2018	0.85	0	0	0.00%	-18.8%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	1.25%	40.4%	12/31/2020	$1.65	0	$0	1.00%	40.8%	12/31/2020	$1.66	0	$0	0.75%	41.1%
12/31/2019	1.17	0	0	1.25%	35.4%	12/31/2019	1.17	0	0	1.00%	35.7%	12/31/2019	1.18	0	0	0.75%	36.0%
12/31/2018	0.86	0	0	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.86	0	0	0.75%	-13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	0.50%	41.5%	12/31/2020	$1.68	0	$0	0.25%	41.8%	12/31/2020	$1.69	0	$0	0.00%	42.2%
12/31/2019	1.18	0	0	0.50%	36.4%	12/31/2019	1.18	0	0	0.25%	36.7%	12/31/2019	1.19	0	0	0.00%	37.1%
12/31/2018	0.87	0	0	0.50%	-13.5%	12/31/2018	0.87	0	0	0.25%	-13.4%	12/31/2018	0.87	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	1.25%	40.7%	12/31/2020	$1.66	0	$0	1.00%	41.1%	12/31/2020	$1.67	0	$0	0.75%	41.5%
12/31/2019	1.17	0	0	1.25%	35.7%	12/31/2019	1.18	0	0	1.00%	36.0%	12/31/2019	1.18	0	0	0.75%	36.4%
12/31/2018	0.86	0	0	1.25%	-13.7%	12/31/2018	0.86	0	0	1.00%	-13.6%	12/31/2018	0.87	0	0	0.75%	-13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	41.8%	12/31/2020	$1.69	0	$0	0.25%	42.2%	12/31/2020	$1.70	0	$0	0.00%	42.5%
12/31/2019	1.19	0	0	0.50%	36.7%	12/31/2019	1.19	0	0	0.25%	37.1%	12/31/2019	1.19	0	0	0.00%	37.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.2%	12/31/2018	0.87	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R2 Class - 06-3FH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,409	$11,252	2,070
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$11,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,410	9,946	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$11,410	9,946

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$653
Mortality & expense charges	(140)
Net investment income (loss)	513

Gain (loss) on investments:
Net realized gain (loss)	(12)
Realized gain distributions	50
Net change in unrealized appreciation (depreciation)	(198)
Net gain (loss)	(160)

Increase (decrease) in net assets from operations	$353

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$513	$220
Net realized gain (loss)	(12)	-
Realized gain distributions	50	-
Net change in unrealized appreciation (depreciation)	(198)	355

Increase (decrease) in net assets from operations	353	575

Contract owner transactions:
Proceeds from units sold	3,276	13,155
Cost of units redeemed	(5,947)	-
Account charges	(2)	-
Increase (decrease)	(2,673)	13,155
Net increase (decrease)	(2,320)	13,730
Net assets, beginning	13,730	-
Net assets, ending	$11,410	$13,730

Units sold	3,003	12,412
Units redeemed	(5,469)	-
Net increase (decrease)	(2,466)	12,412
Units outstanding, beginning	12,412	-
Units outstanding, ending	9,946	12,412

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$16,431
Cost of units redeemed/account charges	(5,949)
Net investment income (loss)	733
Net realized gain (loss)	(12)
Realized gain distributions	50
Net change in unrealized appreciation (depreciation)	157
Net assets	$11,410

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	10	$11	1.25%	3.7%	12/31/2020	$1.15	0	$0	1.00%	4.0%	12/31/2020	$1.16	0	$0	0.75%	4.2%
12/31/2019	1.11	12	14	1.25%	14.3%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	4.5%	12/31/2020	$1.18	0	$0	0.25%	4.7%	12/31/2020	$1.18	0	$0	0.00%	5.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.4%	12/31/2019	1.13	0	0	0.00%	15.7%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.2%
2019	4.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R4 Class - 06-3FJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,108	$89,418	16,543
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$91,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,156	78,932	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$91,156	78,932

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,326
Mortality & expense charges	(283)
Net investment income (loss)	1,043

Gain (loss) on investments:
Net realized gain (loss)	(5)
Realized gain distributions	405
Net change in unrealized appreciation (depreciation)	1,674
Net gain (loss)	2,074

Increase (decrease) in net assets from operations	$3,117

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,043	$19
Net realized gain (loss)	(5)	4
Realized gain distributions	405	-
Net change in unrealized appreciation (depreciation)	1,674	16

Increase (decrease) in net assets from operations	3,117	39

Contract owner transactions:
Proceeds from units sold	87,485	937
Cost of units redeemed	(203)	(196)
Account charges	(19)	(4)
Increase (decrease)	87,263	737
Net increase (decrease)	90,380	776
Net assets, beginning	776	-
Net assets, ending	$91,156	$776

Units sold	78,415	885
Units redeemed	(183)	(185)
Net increase (decrease)	78,232	700
Units outstanding, beginning	700	-
Units outstanding, ending	78,932	700

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$88,422
Cost of units redeemed/account charges	(422)
Net investment income (loss)	1,062
Net realized gain (loss)	(1)
Realized gain distributions	405
Net change in unrealized appreciation (depreciation)	1,690
Net assets	$91,156

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	79	$91	1.25%	4.1%	12/31/2020	$1.16	0	$0	1.00%	4.4%	12/31/2020	$1.17	0	$0	0.75%	4.7%
12/31/2019	1.11	1	1	1.25%	14.4%	12/31/2019	1.11	0	0	1.00%	14.7%	12/31/2019	1.12	0	0	0.75%	14.9%
12/31/2018	0.97	0	0	1.25%	-3.0%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	4.9%	12/31/2020	$1.18	0	$0	0.25%	5.2%	12/31/2020	$1.19	0	$0	0.00%	5.5%
12/31/2019	1.12	0	0	0.50%	15.2%	12/31/2019	1.13	0	0	0.25%	15.5%	12/31/2019	1.13	0	0	0.00%	15.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	5.9%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R2 Class - 06-3FK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,856	$214,851	14,552
Receivables: investments sold	280
Payables: investments purchased	-
Net assets	$222,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,136	189,861	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$222,136	189,861

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,269
Mortality & expense charges	(1,124)
Net investment income (loss)	1,145

Gain (loss) on investments:
Net realized gain (loss)	(53)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,560
Net gain (loss)	7,507

Increase (decrease) in net assets from operations	$8,651

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,145	$3,727
Net realized gain (loss)	(53)	6,310
Realized gain distributions	-	7,505
Net change in unrealized appreciation (depreciation)	7,560	(1,265)

Increase (decrease) in net assets from operations	8,651	16,277

Contract owner transactions:
Proceeds from units sold	294,952	41,892
Cost of units redeemed	(102,962)	(202,223)
Account charges	(23)	-
Increase (decrease)	191,967	(160,331)
Net increase (decrease)	200,618	(144,054)
Net assets, beginning	21,518	165,572
Net assets, ending	$222,136	$21,518

Units sold	260,047	38,627
Units redeemed	(89,739)	(183,278)
Net increase (decrease)	170,308	(144,651)
Units outstanding, beginning	19,553	164,204
Units outstanding, ending	189,861	19,553

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$500,100
Cost of units redeemed/account charges	(305,208)
Net investment income (loss)	6,478
Net realized gain (loss)	6,257
Realized gain distributions	7,505
Net change in unrealized appreciation (depreciation)	7,005
Net assets	$222,136

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	190	$222	1.25%	6.3%	12/31/2020	$1.18	0	$0	1.00%	6.6%	12/31/2020	$1.18	0	$0	0.75%	6.8%
12/31/2019	1.10	20	22	1.25%	9.1%	12/31/2019	1.10	0	0	1.00%	9.4%	12/31/2019	1.11	0	0	0.75%	9.7%
12/31/2018	1.01	164	166	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	7.1%	12/31/2020	$1.20	0	$0	0.25%	7.4%	12/31/2020	$1.21	0	$0	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	10.0%	12/31/2019	1.12	0	0	0.25%	10.2%	12/31/2019	1.12	0	0	0.00%	10.5%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	6.5%
2018	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R4 Class - 06-3FM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,371,601	$2,340,285	158,526
Receivables: investments sold	23,734
Payables: investments purchased	-
Net assets	$2,395,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,395,335	2,034,379	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$2,395,335	2,034,379

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$44,862
Mortality & expense charges	(19,774)
Net investment income (loss)	25,088

Gain (loss) on investments:
Net realized gain (loss)	(26,734)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	79,207
Net gain (loss)	52,473

Increase (decrease) in net assets from operations	$77,561

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,088	$10,325
Net realized gain (loss)	(26,734)	(95)
Realized gain distributions	-	38,248
Net change in unrealized appreciation (depreciation)	79,207	(47,891)

Increase (decrease) in net assets from operations	77,561	587

Contract owner transactions:
Proceeds from units sold	2,031,959	1,202,197
Cost of units redeemed	(853,269)	(61,226)
Account charges	(2,417)	(57)
Increase (decrease)	1,176,273	1,140,914
Net increase (decrease)	1,253,834	1,141,501
Net assets, beginning	1,141,501	-
Net assets, ending	$2,395,335	$1,141,501

Units sold	1,767,358	1,088,131
Units redeemed	(765,559)	(55,551)
Net increase (decrease)	1,001,799	1,032,580
Units outstanding, beginning	1,032,580	-
Units outstanding, ending	2,034,379	1,032,580

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,234,156
Cost of units redeemed/account charges	(916,969)
Net investment income (loss)	35,413
Net realized gain (loss)	(26,829)
Realized gain distributions	38,248
Net change in unrealized appreciation (depreciation)	31,316
Net assets	$2,395,335

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	2,034	$2,395	1.25%	6.5%	12/31/2020	$1.18	0	$0	1.00%	6.8%	12/31/2020	$1.19	0	$0	0.75%	7.0%
12/31/2019	1.11	1,033	1,142	1.25%	9.5%	12/31/2019	1.11	0	0	1.00%	9.8%	12/31/2019	1.11	0	0	0.75%	10.1%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	7.3%	12/31/2020	$1.21	0	$0	0.25%	7.6%	12/31/2020	$1.22	0	$0	0.00%	7.8%
12/31/2019	1.12	0	0	0.50%	10.3%	12/31/2019	1.12	0	0	0.25%	10.6%	12/31/2019	1.13	0	0	0.00%	10.9%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R2 Class - 06-3FN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,097	$16,498	839
Receivables: investments sold	889
Payables: investments purchased	-
Net assets	$18,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,986	17,342	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$18,986	17,342

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$183
Mortality & expense charges	(98)
Net investment income (loss)	85

Gain (loss) on investments:
Net realized gain (loss)	25
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,599
Net gain (loss)	1,624

Increase (decrease) in net assets from operations	$1,709

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$85	$-
Net realized gain (loss)	25	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,599	-

Increase (decrease) in net assets from operations	1,709	-

Contract owner transactions:
Proceeds from units sold	17,321	-
Cost of units redeemed	-	-
Account charges	(44)	-
Increase (decrease)	17,277	-
Net increase (decrease)	18,986	-
Net assets, beginning	-	-
Net assets, ending	$18,986	$-

Units sold	17,512	-
Units redeemed	(170)	-
Net increase (decrease)	17,342	-
Units outstanding, beginning	-	-
Units outstanding, ending	17,342	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,321
Cost of units redeemed/account charges	(44)
Net investment income (loss)	85
Net realized gain (loss)	25
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,599
Net assets	$18,986

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	17	$19	1.25%	-5.9%	12/31/2020	$1.10	0	$0	1.00%	-5.7%	12/31/2020	$1.11	0	$0	0.75%	-5.5%
12/31/2019	1.16	0	0	1.25%	22.7%	12/31/2019	1.17	0	0	1.00%	23.1%	12/31/2019	1.17	0	0	0.75%	23.4%
12/31/2018	0.95	0	0	1.25%	-5.2%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	-5.2%	12/31/2020	$1.12	0	$0	0.25%	-5.0%	12/31/2020	$1.13	0	$0	0.00%	-4.8%
12/31/2019	1.18	0	0	0.50%	23.7%	12/31/2019	1.18	0	0	0.25%	24.0%	12/31/2019	1.19	0	0	0.00%	24.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R4 Class - 06-3FP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,836	$386,689	16,699
Receivables: investments sold	3,084
Payables: investments purchased	-
Net assets	$377,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,920	342,995	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$377,920	342,995

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,315
Mortality & expense charges	(4,737)
Net investment income (loss)	1,578

Gain (loss) on investments:
Net realized gain (loss)	(4,566)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(17,724)
Net gain (loss)	(22,290)

Increase (decrease) in net assets from operations	$(20,712)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,578	$16,606
Net realized gain (loss)	(4,566)	3,566
Realized gain distributions	-	34,933
Net change in unrealized appreciation (depreciation)	(17,724)	18,071

Increase (decrease) in net assets from operations	(20,712)	73,176

Contract owner transactions:
Proceeds from units sold	71,347	129,389
Cost of units redeemed	(150,491)	(34,935)
Account charges	-	-
Increase (decrease)	(79,144)	94,454
Net increase (decrease)	(99,856)	167,630
Net assets, beginning	477,776	310,146
Net assets, ending	$377,920	$477,776

Units sold	69,442	114,387
Units redeemed	(135,330)	(32,170)
Net increase (decrease)	(65,888)	82,217
Units outstanding, beginning	408,883	326,666
Units outstanding, ending	342,995	408,883

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$514,376
Cost of units redeemed/account charges	(186,289)
Net investment income (loss)	22,527
Net realized gain (loss)	(966)
Realized gain distributions	40,125
Net change in unrealized appreciation (depreciation)	(11,853)
Net assets	$377,920

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	343	$378	1.25%	-5.7%	12/31/2020	$1.11	0	$0	1.00%	-5.5%	12/31/2020	$1.12	0	$0	0.75%	-5.2%
12/31/2019	1.17	409	478	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.4%	12/31/2019	1.18	0	0	0.75%	23.7%
12/31/2018	0.95	327	310	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	-5.0%	12/31/2020	$1.13	0	$0	0.25%	-4.8%	12/31/2020	$1.14	0	$0	0.00%	-4.5%
12/31/2019	1.18	0	0	0.50%	24.0%	12/31/2019	1.19	0	0	0.25%	24.3%	12/31/2019	1.19	0	0	0.00%	24.6%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.6%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	5.4%
2018	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R2 Class - 06-3FR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	25.6%	12/31/2020	$1.26	0	$0	1.00%	25.9%	12/31/2020	$1.27	0	$0	0.75%	26.2%
12/31/2019	1.00	0	0	1.25%	26.7%	12/31/2019	1.00	0	0	1.00%	27.0%	12/31/2019	1.00	0	0	0.75%	27.3%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	26.5%	12/31/2020	$1.28	0	$0	0.25%	26.8%	12/31/2020	$1.29	0	$0	0.00%	27.1%
12/31/2019	1.01	0	0	0.50%	27.7%	12/31/2019	1.01	0	0	0.25%	28.0%	12/31/2019	1.02	0	0	0.00%	28.3%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.88	0	$0	1.25%	-7.8%	12/31/2020	$0.88	0	$0	1.00%	-7.5%	12/31/2020	$0.89	0	$0	0.75%	-7.3%
12/31/2019	0.95	0	0	1.25%	18.1%	12/31/2019	0.96	0	0	1.00%	18.4%	12/31/2019	0.96	0	0	0.75%	18.7%
12/31/2018	0.81	0	0	1.25%	-19.4%	12/31/2018	0.81	0	0	1.00%	-19.3%	12/31/2018	0.81	0	0	0.75%	-19.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.89	0	$0	0.50%	-7.1%	12/31/2020	$0.90	0	$0	0.25%	-6.9%	12/31/2020	$0.91	0	$0	0.00%	-6.6%
12/31/2019	0.96	0	0	0.50%	19.0%	12/31/2019	0.97	0	0	0.25%	19.3%	12/31/2019	0.97	0	0	0.00%	19.6%
12/31/2018	0.81	0	0	0.50%	-19.1%	12/31/2018	0.81	0	0	0.25%	-19.0%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.88	0	$0	1.25%	-7.6%	12/31/2020	$0.89	0	$0	1.00%	-7.3%	12/31/2020	$0.89	0	$0	0.75%	-7.1%
12/31/2019	0.95	0	0	1.25%	18.4%	12/31/2019	0.96	0	0	1.00%	18.7%	12/31/2019	0.96	0	0	0.75%	19.0%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.90	0	$0	0.50%	-6.9%	12/31/2020	$0.91	0	$0	0.25%	-6.6%	12/31/2020	$0.91	0	$0	0.00%	-6.4%
12/31/2019	0.97	0	0	0.50%	19.3%	12/31/2019	0.97	0	0	0.25%	19.6%	12/31/2019	0.97	0	0	0.00%	19.9%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R4 Class - 06-3FW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	25.8%	12/31/2020	$1.27	0	$0	1.00%	26.1%	12/31/2020	$1.28	0	$0	0.75%	26.5%
12/31/2019	1.00	0	0	1.25%	27.1%	12/31/2019	1.01	0	0	1.00%	27.4%	12/31/2019	1.01	0	0	0.75%	27.7%
12/31/2018	0.79	0	0	1.25%	-21.2%	12/31/2018	0.79	0	0	1.00%	-21.1%	12/31/2018	0.79	0	0	0.75%	-21.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	26.8%	12/31/2020	$1.29	0	$0	0.25%	27.1%	12/31/2020	$1.30	0	$0	0.00%	27.4%
12/31/2019	1.01	0	0	0.50%	28.0%	12/31/2019	1.02	0	0	0.25%	28.4%	12/31/2019	1.02	0	0	0.00%	28.7%
12/31/2018	0.79	0	0	0.50%	-20.8%	12/31/2018	0.79	0	0	0.25%	-20.7%	12/31/2018	0.79	0	0	0.00%	-20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Total Return Fund R6 Class - 06-3XW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,205,512	$1,171,149	167,570
Receivables: investments sold	24,775
Payables: investments purchased	-
Net assets	$1,230,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,230,287	1,070,248	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$1,230,287	1,070,248

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,712
Mortality & expense charges	(3,338)
Net investment income (loss)	5,374

Gain (loss) on investments:
Net realized gain (loss)	683
Realized gain distributions	6,018
Net change in unrealized appreciation (depreciation)	34,363
Net gain (loss)	41,064

Increase (decrease) in net assets from operations	$46,438

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,374	$-
Net realized gain (loss)	683	-
Realized gain distributions	6,018	-
Net change in unrealized appreciation (depreciation)	34,363	-

Increase (decrease) in net assets from operations	46,438	-

Contract owner transactions:
Proceeds from units sold	1,478,568	-
Cost of units redeemed	(292,630)	-
Account charges	(2,089)	-
Increase (decrease)	1,183,849	-
Net increase (decrease)	1,230,287	-
Net assets, beginning	-	-
Net assets, ending	$1,230,287	$-

Units sold	1,335,507	-
Units redeemed	(265,259)	-
Net increase (decrease)	1,070,248	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,070,248	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,478,568
Cost of units redeemed/account charges	(294,719)
Net investment income (loss)	5,374
Net realized gain (loss)	683
Realized gain distributions	6,018
Net change in unrealized appreciation (depreciation)	34,363
Net assets	$1,230,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	1,070	$1,230	1.25%	8.7%	12/31/2020	$1.15	0	$0	1.00%	9.0%	12/31/2020	$1.16	0	$0	0.75%	9.2%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	9.5%	12/31/2020	$1.17	0	$0	0.25%	9.8%	12/31/2020	$1.17	0	$0	0.00%	10.1%
12/31/2019	1.06	0	0	0.50%	6.2%	12/31/2019	1.06	0	0	0.25%	6.4%	12/31/2019	1.07	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One Income Fund R6 Class - 06-44G
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,505	$8,999	833
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$9,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,506	8,604	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$9,506	8,604

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$164
Mortality & expense charges	(104)
Net investment income (loss)	60

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	49
Net change in unrealized appreciation (depreciation)	512
Net gain (loss)	561

Increase (decrease) in net assets from operations	$621

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$60	$(1)
Net realized gain (loss)	-	-
Realized gain distributions	49	-
Net change in unrealized appreciation (depreciation)	512	(6)

Increase (decrease) in net assets from operations	621	(7)

Contract owner transactions:
Proceeds from units sold	1,123	7,769
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	1,123	7,769
Net increase (decrease)	1,744	7,762
Net assets, beginning	7,762	-
Net assets, ending	$9,506	$7,762

Units sold	1,123	7,519
Units redeemed	(38)	-
Net increase (decrease)	1,085	7,519
Units outstanding, beginning	7,519	-
Units outstanding, ending	8,604	7,519

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,892
Cost of units redeemed/account charges	-
Net investment income (loss)	59
Net realized gain (loss)	-
Realized gain distributions	49
Net change in unrealized appreciation (depreciation)	506
Net assets	$9,506

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	9	$10	1.25%	7.0%	12/31/2020	$1.11	0	$0	1.00%	7.3%	12/31/2020	$1.11	0	$0	0.75%	7.6%
12/31/2019	1.03	8	8	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	7.8%	12/31/2020	$1.12	0	$0	0.25%	8.1%	12/31/2020	$1.12	0	$0	0.00%	8.4%
12/31/2019	1.04	0	0	0.50%	3.6%	12/31/2019	1.04	0	0	0.25%	3.7%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2045 Fund R6 Class - 06-44T
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,176	$145,852	12,553
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$161,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,191	137,509	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$161,191	137,509

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,395
Mortality & expense charges	(1,585)
Net investment income (loss)	810

Gain (loss) on investments:
Net realized gain (loss)	(317)
Realized gain distributions	1,014
Net change in unrealized appreciation (depreciation)	15,518
Net gain (loss)	16,215

Increase (decrease) in net assets from operations	$17,025

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$810	$(15)
Net realized gain (loss)	(317)	-
Realized gain distributions	1,014	-
Net change in unrealized appreciation (depreciation)	15,518	(194)

Increase (decrease) in net assets from operations	17,025	(209)

Contract owner transactions:
Proceeds from units sold	41,093	113,771
Cost of units redeemed	(10,159)	-
Account charges	(312)	(18)
Increase (decrease)	30,622	113,753
Net increase (decrease)	47,647	113,544
Net assets, beginning	113,544	-
Net assets, ending	$161,191	$113,544

Units sold	42,369	106,759
Units redeemed	(11,603)	(16)
Net increase (decrease)	30,766	106,743
Units outstanding, beginning	106,743	-
Units outstanding, ending	137,509	106,743

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$154,864
Cost of units redeemed/account charges	(10,489)
Net investment income (loss)	795
Net realized gain (loss)	(317)
Realized gain distributions	1,014
Net change in unrealized appreciation (depreciation)	15,324
Net assets	$161,191

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	138	$161	1.25%	10.2%	12/31/2020	$1.18	0	$0	1.00%	10.5%	12/31/2020	$1.18	0	$0	0.75%	10.8%
12/31/2019	1.06	107	114	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	11.0%	12/31/2020	$1.19	0	$0	0.25%	11.3%	12/31/2020	$1.19	0	$0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2055 Fund R6 Class - 06-44W
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,416	$74,856	6,369
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$82,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,426	70,097	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$82,426	70,097

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,248
Mortality & expense charges	(909)
Net investment income (loss)	339

Gain (loss) on investments:
Net realized gain (loss)	(118)
Realized gain distributions	596
Net change in unrealized appreciation (depreciation)	7,747
Net gain (loss)	8,225

Increase (decrease) in net assets from operations	$8,564

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$339	$(10)
Net realized gain (loss)	(118)	-
Realized gain distributions	596	-
Net change in unrealized appreciation (depreciation)	7,747	(187)

Increase (decrease) in net assets from operations	8,564	(197)

Contract owner transactions:
Proceeds from units sold	15,891	74,259
Cost of units redeemed	(16,091)	-
Account charges	-	-
Increase (decrease)	(200)	74,259
Net increase (decrease)	8,364	74,062
Net assets, beginning	74,062	-
Net assets, ending	$82,426	$74,062

Units sold	16,536	69,508
Units redeemed	(15,947)	-
Net increase (decrease)	589	69,508
Units outstanding, beginning	69,508	-
Units outstanding, ending	70,097	69,508

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$90,150
Cost of units redeemed/account charges	(16,091)
Net investment income (loss)	329
Net realized gain (loss)	(118)
Realized gain distributions	596
Net change in unrealized appreciation (depreciation)	7,560
Net assets	$82,426

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	70	$82	1.25%	10.4%	12/31/2020	$1.18	0	$0	1.00%	10.6%	12/31/2020	$1.18	0	$0	0.75%	10.9%
12/31/2019	1.07	70	74	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	11.2%	12/31/2020	$1.19	0	$0	0.25%	11.5%	12/31/2020	$1.20	0	$0	0.00%	11.7%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2060 Fund R6 Class - 06-44X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,007	$11,533	977
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$13,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,008	11,032	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$13,008	11,032

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$161
Mortality & expense charges	(114)
Net investment income (loss)	47

Gain (loss) on investments:
Net realized gain (loss)	(7)
Realized gain distributions	54
Net change in unrealized appreciation (depreciation)	1,485
Net gain (loss)	1,532

Increase (decrease) in net assets from operations	$1,579

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47	$-
Net realized gain (loss)	(7)	-
Realized gain distributions	54	-
Net change in unrealized appreciation (depreciation)	1,485	(11)

Increase (decrease) in net assets from operations	1,579	(11)

Contract owner transactions:
Proceeds from units sold	4,486	7,077
Cost of units redeemed	(123)	-
Account charges	-	-
Increase (decrease)	4,363	7,077
Net increase (decrease)	5,942	7,066
Net assets, beginning	7,066	-
Net assets, ending	$13,008	$7,066

Units sold	4,748	6,617
Units redeemed	(333)	-
Net increase (decrease)	4,415	6,617
Units outstanding, beginning	6,617	-
Units outstanding, ending	11,032	6,617

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,563
Cost of units redeemed/account charges	(123)
Net investment income (loss)	47
Net realized gain (loss)	(7)
Realized gain distributions	54
Net change in unrealized appreciation (depreciation)	1,474
Net assets	$13,008

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	11	$13	1.25%	10.4%	12/31/2020	$1.18	0	$0	1.00%	10.7%	12/31/2020	$1.19	0	$0	0.75%	11.0%
12/31/2019	1.07	7	7	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	11.3%	12/31/2020	$1.20	0	$0	0.25%	11.5%	12/31/2020	$1.20	0	$0	0.00%	11.8%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	7.3%	12/31/2020	$1.12	0	$0	1.00%	7.6%	12/31/2020	$1.12	0	$0	0.75%	7.8%
12/31/2019	1.04	0	0	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.7%	12/31/2019	1.04	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	8.1%	12/31/2020	$1.13	0	$0	0.25%	8.4%	12/31/2020	$1.13	0	$0	0.00%	8.6%
12/31/2019	1.04	0	0	0.50%	4.0%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2020 Fund R6 Class - 06-44K
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$386,343	$364,258	32,716
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$386,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$386,382	345,667	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$386,382	345,667

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,227
Mortality & expense charges	(4,680)
Net investment income (loss)	1,547

Gain (loss) on investments:
Net realized gain (loss)	2,187
Realized gain distributions	3,568
Net change in unrealized appreciation (depreciation)	22,420
Net gain (loss)	28,175

Increase (decrease) in net assets from operations	$29,722

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,547	$(51)
Net realized gain (loss)	2,187	-
Realized gain distributions	3,568	-
Net change in unrealized appreciation (depreciation)	22,420	(335)

Increase (decrease) in net assets from operations	29,722	(386)

Contract owner transactions:
Proceeds from units sold	76,280	373,084
Cost of units redeemed	(92,089)	-
Account charges	(199)	(30)
Increase (decrease)	(16,008)	373,054
Net increase (decrease)	13,714	372,668
Net assets, beginning	372,668	-
Net assets, ending	$386,382	$372,668

Units sold	78,010	358,585
Units redeemed	(90,900)	(28)
Net increase (decrease)	(12,890)	358,557
Units outstanding, beginning	358,557	-
Units outstanding, ending	345,667	358,557

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$449,364
Cost of units redeemed/account charges	(92,318)
Net investment income (loss)	1,496
Net realized gain (loss)	2,187
Realized gain distributions	3,568
Net change in unrealized appreciation (depreciation)	22,085
Net assets	$386,382

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	346	$386	1.25%	7.5%	12/31/2020	$1.12	0	$0	1.00%	7.8%	12/31/2020	$1.13	0	$0	0.75%	8.1%
12/31/2019	1.04	359	373	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	8.4%	12/31/2020	$1.13	0	$0	0.25%	8.6%	12/31/2020	$1.14	0	$0	0.00%	8.9%
12/31/2019	1.04	0	0	0.50%	4.3%	12/31/2019	1.04	0	0	0.25%	4.4%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2025 Fund R6 Class - 06-44M
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$477,438	$448,460	39,956
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$477,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,477	424,266	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$477,477	424,266

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,286
Mortality & expense charges	(4,917)
Net investment income (loss)	2,369

Gain (loss) on investments:
Net realized gain (loss)	(601)
Realized gain distributions	3,919
Net change in unrealized appreciation (depreciation)	29,621
Net gain (loss)	32,939

Increase (decrease) in net assets from operations	$35,308

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,369	$(49)
Net realized gain (loss)	(601)	-
Realized gain distributions	3,919	-
Net change in unrealized appreciation (depreciation)	29,621	(643)

Increase (decrease) in net assets from operations	35,308	(692)

Contract owner transactions:
Proceeds from units sold	95,962	361,285
Cost of units redeemed	(14,158)	-
Account charges	(222)	(6)
Increase (decrease)	81,582	361,279
Net increase (decrease)	116,890	360,587
Net assets, beginning	360,587	-
Net assets, ending	$477,477	$360,587

Units sold	95,534	345,827
Units redeemed	(17,090)	(5)
Net increase (decrease)	78,444	345,822
Units outstanding, beginning	345,822	-
Units outstanding, ending	424,266	345,822

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$457,247
Cost of units redeemed/account charges	(14,386)
Net investment income (loss)	2,320
Net realized gain (loss)	(601)
Realized gain distributions	3,919
Net change in unrealized appreciation (depreciation)	28,978
Net assets	$477,477

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	424	$477	1.25%	7.9%	12/31/2020	$1.13	0	$0	1.00%	8.2%	12/31/2020	$1.13	0	$0	0.75%	8.5%
12/31/2019	1.04	346	361	1.25%	4.3%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.04	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	8.7%	12/31/2020	$1.14	0	$0	0.25%	9.0%	12/31/2020	$1.15	0	$0	0.00%	9.3%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2030 Fund R6 Class - 06-44N
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$316,582	$294,405	25,471
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$316,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,612	277,365	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$316,612	277,365

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,862
Mortality & expense charges	(3,187)
Net investment income (loss)	1,675

Gain (loss) on investments:
Net realized gain (loss)	28
Realized gain distributions	2,404
Net change in unrealized appreciation (depreciation)	22,376
Net gain (loss)	24,808

Increase (decrease) in net assets from operations	$26,483

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,675	$(31)
Net realized gain (loss)	28	-
Realized gain distributions	2,404	-
Net change in unrealized appreciation (depreciation)	22,376	(199)

Increase (decrease) in net assets from operations	26,483	(230)

Contract owner transactions:
Proceeds from units sold	65,519	229,739
Cost of units redeemed	(4,839)	-
Account charges	(48)	(12)
Increase (decrease)	60,632	229,727
Net increase (decrease)	87,115	229,497
Net assets, beginning	229,497	-
Net assets, ending	$316,612	$229,497

Units sold	65,964	218,343
Units redeemed	(6,931)	(11)
Net increase (decrease)	59,033	218,332
Units outstanding, beginning	218,332	-
Units outstanding, ending	277,365	218,332

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$295,258
Cost of units redeemed/account charges	(4,899)
Net investment income (loss)	1,644
Net realized gain (loss)	28
Realized gain distributions	2,404
Net change in unrealized appreciation (depreciation)	22,177
Net assets	$316,612

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	277	$317	1.25%	8.6%	12/31/2020	$1.15	0	$0	1.00%	8.9%	12/31/2020	$1.15	0	$0	0.75%	9.1%
12/31/2019	1.05	218	229	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	9.4%	12/31/2020	$1.16	0	$0	0.25%	9.7%	12/31/2020	$1.16	0	$0	0.00%	10.0%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.6%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2035 Fund R6 Class - 06-44P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$408,959	$373,905	32,382
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$408,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408,995	352,674	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$408,995	352,674

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,096
Mortality & expense charges	(4,171)
Net investment income (loss)	1,925

Gain (loss) on investments:
Net realized gain (loss)	(6,539)
Realized gain distributions	3,126
Net change in unrealized appreciation (depreciation)	35,604
Net gain (loss)	32,191

Increase (decrease) in net assets from operations	$34,116

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,925	$(43)
Net realized gain (loss)	(6,539)	-
Realized gain distributions	3,126	-
Net change in unrealized appreciation (depreciation)	35,604	(550)

Increase (decrease) in net assets from operations	34,116	(593)

Contract owner transactions:
Proceeds from units sold	109,445	320,453
Cost of units redeemed	(54,186)	-
Account charges	(222)	(18)
Increase (decrease)	55,037	320,435
Net increase (decrease)	89,153	319,842
Net assets, beginning	319,842	-
Net assets, ending	$408,995	$319,842

Units sold	112,929	302,489
Units redeemed	(62,727)	(17)
Net increase (decrease)	50,202	302,472
Units outstanding, beginning	302,472	-
Units outstanding, ending	352,674	302,472

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$429,898
Cost of units redeemed/account charges	(54,426)
Net investment income (loss)	1,882
Net realized gain (loss)	(6,539)
Realized gain distributions	3,126
Net change in unrealized appreciation (depreciation)	35,054
Net assets	$408,995

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	353	$409	1.25%	9.7%	12/31/2020	$1.16	0	$0	1.00%	9.9%	12/31/2020	$1.17	0	$0	0.75%	10.2%
12/31/2019	1.06	302	320	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	10.5%	12/31/2020	$1.18	0	$0	0.25%	10.8%	12/31/2020	$1.18	0	$0	0.00%	11.1%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2040 Fund R6 Class - 06-44R
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404,512	$371,419	31,385
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$404,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,558	347,889	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$404,558	347,889

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,056
Mortality & expense charges	(4,221)
Net investment income (loss)	1,835

Gain (loss) on investments:
Net realized gain (loss)	(1,241)
Realized gain distributions	2,685
Net change in unrealized appreciation (depreciation)	33,651
Net gain (loss)	35,095

Increase (decrease) in net assets from operations	$36,930

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,835	$(45)
Net realized gain (loss)	(1,241)	-
Realized gain distributions	2,685	-
Net change in unrealized appreciation (depreciation)	33,651	(558)

Increase (decrease) in net assets from operations	36,930	(603)

Contract owner transactions:
Proceeds from units sold	49,868	331,824
Cost of units redeemed	(13,257)	-
Account charges	(191)	(13)
Increase (decrease)	36,420	331,811
Net increase (decrease)	73,350	331,208
Net assets, beginning	331,208	-
Net assets, ending	$404,558	$331,208

Units sold	51,235	312,277
Units redeemed	(15,611)	(12)
Net increase (decrease)	35,624	312,265
Units outstanding, beginning	312,265	-
Units outstanding, ending	347,889	312,265

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$381,692
Cost of units redeemed/account charges	(13,461)
Net investment income (loss)	1,790
Net realized gain (loss)	(1,241)
Realized gain distributions	2,685
Net change in unrealized appreciation (depreciation)	33,093
Net assets	$404,558

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	348	$405	1.25%	9.6%	12/31/2020	$1.17	0	$0	1.00%	9.9%	12/31/2020	$1.17	0	$0	0.75%	10.2%
12/31/2019	1.06	312	331	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	10.5%	12/31/2020	$1.18	0	$0	0.25%	10.7%	12/31/2020	$1.18	0	$0	0.00%	11.0%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2050 Fund R6 Class - 06-44V
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$142,937	$129,716	10,928
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$142,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,950	121,820	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$142,950	121,820

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,119
Mortality & expense charges	(1,579)
Net investment income (loss)	540

Gain (loss) on investments:
Net realized gain (loss)	858
Realized gain distributions	896
Net change in unrealized appreciation (depreciation)	13,419
Net gain (loss)	15,173

Increase (decrease) in net assets from operations	$15,713

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$540	$(16)
Net realized gain (loss)	858	-
Realized gain distributions	896	-
Net change in unrealized appreciation (depreciation)	13,419	(198)

Increase (decrease) in net assets from operations	15,713	(214)

Contract owner transactions:
Proceeds from units sold	34,090	119,043
Cost of units redeemed	(25,658)	-
Account charges	(24)	-
Increase (decrease)	8,408	119,043
Net increase (decrease)	24,121	118,829
Net assets, beginning	118,829	-
Net assets, ending	$142,950	$118,829

Units sold	34,795	111,597
Units redeemed	(24,572)	-
Net increase (decrease)	10,223	111,597
Units outstanding, beginning	111,597	-
Units outstanding, ending	121,820	111,597

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$153,133
Cost of units redeemed/account charges	(25,682)
Net investment income (loss)	524
Net realized gain (loss)	858
Realized gain distributions	896
Net change in unrealized appreciation (depreciation)	13,221
Net assets	$142,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	122	$143	1.25%	10.2%	12/31/2020	$1.18	0	$0	1.00%	10.5%	12/31/2020	$1.18	0	$0	0.75%	10.8%
12/31/2019	1.06	112	119	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	11.0%	12/31/2020	$1.19	0	$0	0.25%	11.3%	12/31/2020	$1.19	0	$0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Financial Services Fund A Class - 06-456
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,441	$89,808	6,228
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$111,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,352	48,567	$1.96
Band 100	16,073	7,964	2.02
Band 75	-	-	2.07
Band 50	-	-	2.13
Band 25	-	-	2.19
Band 0	-	-	2.25
Total	$111,425	56,531

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$475
Mortality & expense charges	(1,394)
Net investment income (loss)	(919)

Gain (loss) on investments:
Net realized gain (loss)	13,488
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(6,423)
Net gain (loss)	7,065

Increase (decrease) in net assets from operations	$6,146

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(919)	$(1,555)
Net realized gain (loss)	13,488	645
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(6,423)	63,491

Increase (decrease) in net assets from operations	6,146	62,581

Contract owner transactions:
Proceeds from units sold	36,889	176,865
Cost of units redeemed	(209,051)	(167,942)
Account charges	(19)	(52)
Increase (decrease)	(172,181)	8,871
Net increase (decrease)	(166,035)	71,452
Net assets, beginning	277,460	206,008
Net assets, ending	$111,425	$277,460

Units sold	22,847	108,128
Units redeemed	(120,237)	(104,489)
Net increase (decrease)	(97,390)	3,639
Units outstanding, beginning	153,921	150,282
Units outstanding, ending	56,531	153,921

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,451,513
Cost of units redeemed/account charges	(1,400,845)
Net investment income (loss)	(2,159)
Net realized gain (loss)	(31,793)
Realized gain distributions	73,076
Net change in unrealized appreciation (depreciation)	21,633
Net assets	$111,425

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.96	49	$95	1.25%	9.1%	12/31/2020	$2.02	8	$16	1.00%	9.4%	12/31/2020	$2.07	0	$0	0.75%	9.7%
12/31/2019	1.80	143	257	1.25%	31.7%	12/31/2019	1.85	11	20	1.00%	32.0%	12/31/2019	1.89	0	0	0.75%	32.3%
12/31/2018	1.37	130	177	1.25%	-15.0%	12/31/2018	1.40	20	29	1.00%	-14.8%	12/31/2018	1.43	0	0	0.75%	-14.5%
12/31/2017	1.61	129	207	1.25%	21.6%	12/31/2017	1.64	21	34	1.00%	21.9%	12/31/2017	1.67	0	0	0.75%	22.2%
12/31/2016	1.32	56	75	1.25%	1.7%	12/31/2016	1.34	25	34	1.00%	2.0%	12/31/2016	1.37	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	0	$0	0.50%	9.9%	12/31/2020	$2.19	0	$0	0.25%	10.2%	12/31/2020	$2.25	0	$0	0.00%	10.5%
12/31/2019	1.94	0	0	0.50%	32.7%	12/31/2019	1.99	0	0	0.25%	33.0%	12/31/2019	2.04	0	0	0.00%	33.3%
12/31/2018	1.46	0	0	0.50%	-14.3%	12/31/2018	1.50	0	0	0.25%	-14.1%	12/31/2018	1.53	0	0	0.00%	-13.9%
12/31/2017	1.71	0	0	0.50%	22.6%	12/31/2017	1.74	0	0	0.25%	22.9%	12/31/2017	1.78	0	0	0.00%	23.2%
12/31/2016	1.39	0	0	0.50%	2.5%	12/31/2016	1.42	0	0	0.25%	2.7%	12/31/2016	1.44	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.6%
2018	0.2%
2017	1.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	11.0%	12/31/2020	$1.11	0	$0	1.00%	11.0%	12/31/2020	$1.11	0	$0	0.75%	11.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	11.1%	12/31/2020	$1.11	0	$0	0.25%	11.1%	12/31/2020	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund Y Class - 06-899
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,355	$32,236	598
Receivables: investments sold	-
Payables: investments purchased	(1,368)
Net assets	$32,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,987	12,421	$2.66
Band 100	-	-	2.70
Band 75	-	-	2.74
Band 50	-	-	2.78
Band 25	-	-	2.82
Band 0	-	-	2.86
Total	$32,987	12,421

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(71)
Net investment income (loss)	(71)

Gain (loss) on investments:
Net realized gain (loss)	89
Realized gain distributions	1,037
Net change in unrealized appreciation (depreciation)	2,119
Net gain (loss)	3,245

Increase (decrease) in net assets from operations	$3,174

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71)	$-
Net realized gain (loss)	89	-
Realized gain distributions	1,037	-
Net change in unrealized appreciation (depreciation)	2,119	-

Increase (decrease) in net assets from operations	3,174	-

Contract owner transactions:
Proceeds from units sold	33,065	-
Cost of units redeemed	(3,252)	-
Account charges	-	-
Increase (decrease)	29,813	-
Net increase (decrease)	32,987	-
Net assets, beginning	-	-
Net assets, ending	$32,987	$-

Units sold	13,679	-
Units redeemed	(1,258)	-
Net increase (decrease)	12,421	-
Units outstanding, beginning	-	-
Units outstanding, ending	12,421	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,065
Cost of units redeemed/account charges	(3,252)
Net investment income (loss)	(71)
Net realized gain (loss)	89
Realized gain distributions	1,037
Net change in unrealized appreciation (depreciation)	2,119
Net assets	$32,987

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	12	$33	1.25%	37.0%	12/31/2020	$2.70	0	$0	1.00%	37.4%	12/31/2020	$2.74	0	$0	0.75%	37.7%
12/31/2019	1.94	0	0	1.25%	35.0%	12/31/2019	1.96	0	0	1.00%	35.4%	12/31/2019	1.99	0	0	0.75%	35.7%
12/31/2018	1.44	0	0	1.25%	1.3%	12/31/2018	1.45	0	0	1.00%	1.5%	12/31/2018	1.46	0	0	0.75%	1.8%
12/31/2017	1.42	0	0	1.25%	29.7%	12/31/2017	1.43	0	0	1.00%	30.0%	12/31/2017	1.44	0	0	0.75%	30.3%
12/31/2016	1.09	0	0	1.25%	5.3%	12/31/2016	1.10	0	0	1.00%	5.6%	12/31/2016	1.10	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.78	0	$0	0.50%	38.1%	12/31/2020	$2.82	0	$0	0.25%	38.4%	12/31/2020	$2.86	0	$0	0.00%	38.8%
12/31/2019	2.01	0	0	0.50%	36.1%	12/31/2019	2.04	0	0	0.25%	36.4%	12/31/2019	2.06	0	0	0.00%	36.7%
12/31/2018	1.48	0	0	0.50%	2.0%	12/31/2018	1.49	0	0	0.25%	2.3%	12/31/2018	1.51	0	0	0.00%	2.5%
12/31/2017	1.45	0	0	0.50%	30.6%	12/31/2017	1.46	0	0	0.25%	31.0%	12/31/2017	1.47	0	0	0.00%	31.3%
12/31/2016	1.11	0	0	0.50%	6.1%	12/31/2016	1.11	0	0	0.25%	6.4%	12/31/2016	1.12	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust A Class - 06-936 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	-1.5%	12/31/2020	$1.16	0	$0	1.00%	-1.2%	12/31/2020	$1.18	0	$0	0.75%	-1.0%
12/31/2019	1.16	0	0	1.25%	10.9%	12/31/2019	1.18	0	0	1.00%	11.1%	12/31/2019	1.19	0	0	0.75%	11.4%
12/31/2018	1.05	0	0	1.25%	-2.6%	12/31/2018	1.06	0	0	1.00%	-2.4%	12/31/2018	1.07	0	0	0.75%	-2.1%
12/31/2017	1.08	0	0	1.25%	5.2%	12/31/2017	1.08	0	0	1.00%	5.5%	12/31/2017	1.09	0	0	0.75%	5.7%
12/31/2016	1.02	0	0	1.25%	3.8%	12/31/2016	1.03	0	0	1.00%	4.1%	12/31/2016	1.03	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	-0.7%	12/31/2020	$1.22	0	$0	0.25%	-0.5%	12/31/2020	$1.23	0	$0	0.00%	-0.2%
12/31/2019	1.21	0	0	0.50%	11.7%	12/31/2019	1.22	0	0	0.25%	12.0%	12/31/2019	1.24	0	0	0.00%	12.3%
12/31/2018	1.08	0	0	0.50%	-1.9%	12/31/2018	1.09	0	0	0.25%	-1.6%	12/31/2018	1.10	0	0	0.00%	-1.4%
12/31/2017	1.10	0	0	0.50%	6.0%	12/31/2017	1.11	0	0	0.25%	6.3%	12/31/2017	1.12	0	0	0.00%	6.5%
12/31/2016	1.04	0	0	0.50%	4.6%	12/31/2016	1.04	0	0	0.25%	4.8%	12/31/2016	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund A Class - 06-938
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$690,602	$583,339	13,201
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$690,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$690,596	263,961	$2.62
Band 100	-	-	2.66
Band 75	-	-	2.70
Band 50	-	-	2.74
Band 25	-	-	2.78
Band 0	-	-	2.82
Total	$690,596	263,961

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,750)
Net investment income (loss)	(4,750)

Gain (loss) on investments:
Net realized gain (loss)	11,485
Realized gain distributions	21,931
Net change in unrealized appreciation (depreciation)	103,332
Net gain (loss)	136,748

Increase (decrease) in net assets from operations	$131,998

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,750)	$(403)
Net realized gain (loss)	11,485	1,592
Realized gain distributions	21,931	1,660
Net change in unrealized appreciation (depreciation)	103,332	3,817

Increase (decrease) in net assets from operations	131,998	6,666

Contract owner transactions:
Proceeds from units sold	979,815	47,265
Cost of units redeemed	(466,196)	(12,132)
Account charges	(168)	(21)
Increase (decrease)	513,451	35,112
Net increase (decrease)	645,449	41,778
Net assets, beginning	45,147	3,369
Net assets, ending	$690,596	$45,147

Units sold	456,270	27,974
Units redeemed	(215,896)	(6,758)
Net increase (decrease)	240,374	21,216
Units outstanding, beginning	23,587	2,371
Units outstanding, ending	263,961	23,587

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,030,183
Cost of units redeemed/account charges	(478,620)
Net investment income (loss)	(5,210)
Net realized gain (loss)	13,111
Realized gain distributions	23,869
Net change in unrealized appreciation (depreciation)	107,263
Net assets	$690,596

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	264	$691	1.25%	36.7%	12/31/2020	$2.66	0	$0	1.00%	37.0%	12/31/2020	$2.70	0	$0	0.75%	37.4%
12/31/2019	1.91	24	45	1.25%	34.7%	12/31/2019	1.94	0	0	1.00%	35.1%	12/31/2019	1.96	0	0	0.75%	35.4%
12/31/2018	1.42	2	3	1.25%	1.0%	12/31/2018	1.43	0	0	1.00%	1.2%	12/31/2018	1.45	0	0	0.75%	1.5%
12/31/2017	1.41	2	2	1.25%	29.3%	12/31/2017	1.42	0	0	1.00%	29.7%	12/31/2017	1.43	0	0	0.75%	30.0%
12/31/2016	1.09	1	1	1.25%	5.0%	12/31/2016	1.09	0	0	1.00%	5.3%	12/31/2016	1.10	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.74	0	$0	0.50%	37.7%	12/31/2020	$2.78	0	$0	0.25%	38.1%	12/31/2020	$2.82	0	$0	0.00%	38.4%
12/31/2019	1.99	0	0	0.50%	35.7%	12/31/2019	2.01	0	0	0.25%	36.1%	12/31/2019	2.04	0	0	0.00%	36.4%
12/31/2018	1.46	0	0	0.50%	1.7%	12/31/2018	1.48	0	0	0.25%	2.0%	12/31/2018	1.49	0	0	0.00%	2.3%
12/31/2017	1.44	0	0	0.50%	30.3%	12/31/2017	1.45	0	0	0.25%	30.6%	12/31/2017	1.46	0	0	0.00%	31.0%
12/31/2016	1.10	0	0	0.50%	5.8%	12/31/2016	1.11	0	0	0.25%	6.1%	12/31/2016	1.11	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	-1.2%	12/31/2020	$1.09	0	$0	1.00%	-1.0%	12/31/2020	$1.09	0	$0	0.75%	-0.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.10	0	0	1.00%	11.7%	12/31/2019	1.10	0	0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.0%	12/31/2018	0.98	0	0	0.75%	-1.8%
12/31/2017	1.00	0	0	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.2%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	-0.5%	12/31/2020	$1.11	0	$0	0.25%	-0.3%	12/31/2020	$1.12	0	$0	0.00%	0.0%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.1%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	1.25%	11.1%	12/31/2020	$1.20	0	$0	1.00%	11.4%	12/31/2020	$1.20	0	$0	0.75%	11.6%
12/31/2019	1.07	0	0	1.25%	15.8%	12/31/2019	1.07	0	0	1.00%	16.1%	12/31/2019	1.08	0	0	0.75%	16.4%
12/31/2018	0.92	0	0	1.25%	-8.4%	12/31/2018	0.92	0	0	1.00%	-8.1%	12/31/2018	0.93	0	0	0.75%	-7.9%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	11.9%	12/31/2020	$1.22	0	$0	0.25%	12.2%	12/31/2020	$1.23	0	$0	0.00%	12.5%
12/31/2019	1.08	0	0	0.50%	16.7%	12/31/2019	1.09	0	0	0.25%	17.0%	12/31/2019	1.10	0	0	0.00%	17.3%
12/31/2018	0.93	0	0	0.50%	-7.7%	12/31/2018	0.93	0	0	0.25%	-7.4%	12/31/2018	0.93	0	0	0.00%	-7.2%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,194	$455,922	30,190
Receivables: investments sold	267
Payables: investments purchased	-
Net assets	$501,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$501,461	418,219	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$501,461	418,219

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,495
Mortality & expense charges	(5,813)
Net investment income (loss)	2,682

Gain (loss) on investments:
Net realized gain (loss)	(1,544)
Realized gain distributions	2,839
Net change in unrealized appreciation (depreciation)	44,651
Net gain (loss)	45,946

Increase (decrease) in net assets from operations	$48,628

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,682	$(16)
Net realized gain (loss)	(1,544)	-
Realized gain distributions	2,839	-
Net change in unrealized appreciation (depreciation)	44,651	621

Increase (decrease) in net assets from operations	48,628	605

Contract owner transactions:
Proceeds from units sold	135,134	468,409
Cost of units redeemed	(151,094)	-
Account charges	(206)	(15)
Increase (decrease)	(16,166)	468,394
Net increase (decrease)	32,462	468,999
Net assets, beginning	468,999	-
Net assets, ending	$501,461	$468,999

Units sold	198,197	435,696
Units redeemed	(215,660)	(14)
Net increase (decrease)	(17,463)	435,682
Units outstanding, beginning	435,682	-
Units outstanding, ending	418,219	435,682

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$603,543
Cost of units redeemed/account charges	(151,315)
Net investment income (loss)	2,666
Net realized gain (loss)	(1,544)
Realized gain distributions	2,839
Net change in unrealized appreciation (depreciation)	45,272
Net assets	$501,461

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	418	$501	1.25%	11.4%	12/31/2020	$1.21	0	$0	1.00%	11.7%	12/31/2020	$1.22	0	$0	0.75%	11.9%
12/31/2019	1.08	436	469	1.25%	16.3%	12/31/2019	1.08	0	0	1.00%	16.6%	12/31/2019	1.09	0	0	0.75%	16.9%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.8%	12/31/2018	0.93	0	0	0.75%	-7.6%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	12.2%	12/31/2020	$1.24	0	$0	0.25%	12.5%	12/31/2020	$1.25	0	$0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	17.2%	12/31/2019	1.10	0	0	0.25%	17.5%	12/31/2019	1.10	0	0	0.00%	17.8%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.1%	12/31/2018	0.94	0	0	0.00%	-6.9%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$100,335
Net realized gain (loss)	-	1,534,533
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	1,634,868

Contract owner transactions:
Proceeds from units sold	-	30,699,247
Cost of units redeemed	-	(32,320,462)
Account charges	-	(13,653)
Increase (decrease)	-	(1,634,868)
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	30,402,118
Units redeemed	-	(30,402,118)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,699,247
Cost of units redeemed/account charges	(32,334,115)
Net investment income (loss)	100,335
Net realized gain (loss)	1,534,533
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	11.3%	12/31/2020	$1.20	0	$0	1.00%	11.6%	12/31/2020	$1.21	0	$0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	16.2%	12/31/2019	1.08	0	0	1.00%	16.5%	12/31/2019	1.09	0	0	0.75%	16.8%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.93	0	0	1.00%	-7.9%	12/31/2018	0.93	0	0	0.75%	-7.7%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	12.1%	12/31/2020	$1.23	0	$0	0.25%	12.4%	12/31/2020	$1.24	0	$0	0.00%	12.7%
12/31/2019	1.09	0	0	0.50%	17.0%	12/31/2019	1.10	0	0	0.25%	17.3%	12/31/2019	1.10	0	0	0.00%	17.6%
12/31/2018	0.93	0	0	0.50%	-7.4%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.94	0	0	0.00%	-7.0%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$4
Net realized gain (loss)	-	21
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	25

Contract owner transactions:
Proceeds from units sold	-	2,516
Cost of units redeemed	-	(2,540)
Account charges	-	(1)
Increase (decrease)	-	(25)
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	2,474
Units redeemed	-	(2,474)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,516
Cost of units redeemed/account charges	(2,541)
Net investment income (loss)	4
Net realized gain (loss)	21
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	8.7%	12/31/2020	$1.14	0	$0	1.00%	8.9%	12/31/2020	$1.15	0	$0	0.75%	9.2%
12/31/2019	1.04	0	0	1.25%	10.4%	12/31/2019	1.05	0	0	1.00%	10.7%	12/31/2019	1.05	0	0	0.75%	11.0%
12/31/2018	0.94	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	9.5%	12/31/2020	$1.17	0	$0	0.25%	9.8%	12/31/2020	$1.18	0	$0	0.00%	10.0%
12/31/2019	1.06	0	0	0.50%	11.3%	12/31/2019	1.06	0	0	0.25%	11.5%	12/31/2019	1.07	0	0	0.00%	11.8%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,960	$12,661	1,122
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$12,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,967	11,334	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$12,967	11,334

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$96
Mortality & expense charges	(70)
Net investment income (loss)	26

Gain (loss) on investments:
Net realized gain (loss)	7
Realized gain distributions	263
Net change in unrealized appreciation (depreciation)	299
Net gain (loss)	569

Increase (decrease) in net assets from operations	$595

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26	$-
Net realized gain (loss)	7	-
Realized gain distributions	263	-
Net change in unrealized appreciation (depreciation)	299	-

Increase (decrease) in net assets from operations	595	-

Contract owner transactions:
Proceeds from units sold	13,269	-
Cost of units redeemed	(893)	-
Account charges	(4)	-
Increase (decrease)	12,372	-
Net increase (decrease)	12,967	-
Net assets, beginning	-	-
Net assets, ending	$12,967	$-

Units sold	14,773	-
Units redeemed	(3,439)	-
Net increase (decrease)	11,334	-
Units outstanding, beginning	-	-
Units outstanding, ending	11,334	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,269
Cost of units redeemed/account charges	(897)
Net investment income (loss)	26
Net realized gain (loss)	7
Realized gain distributions	263
Net change in unrealized appreciation (depreciation)	299
Net assets	$12,967

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	11	$13	1.25%	9.1%	12/31/2020	$1.15	0	$0	1.00%	9.4%	12/31/2020	$1.16	0	$0	0.75%	9.6%
12/31/2019	1.05	0	0	1.25%	10.9%	12/31/2019	1.05	0	0	1.00%	11.1%	12/31/2019	1.06	0	0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.2%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	9.9%	12/31/2020	$1.18	0	$0	0.25%	10.2%	12/31/2020	$1.19	0	$0	0.00%	10.5%
12/31/2019	1.06	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.08	0	0	0.00%	12.2%
12/31/2018	0.95	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$1,082
Net realized gain (loss)	-	9,279
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	10,361

Contract owner transactions:
Proceeds from units sold	-	266,410
Cost of units redeemed	-	(276,769)
Account charges	-	(2)
Increase (decrease)	-	(10,361)
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	265,878
Units redeemed	-	(265,878)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$266,410
Cost of units redeemed/account charges	(276,771)
Net investment income (loss)	1,082
Net realized gain (loss)	9,279
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	9.0%	12/31/2020	$1.15	0	$0	1.00%	9.3%	12/31/2020	$1.16	0	$0	0.75%	9.5%
12/31/2019	1.05	0	0	1.25%	10.6%	12/31/2019	1.05	0	0	1.00%	10.9%	12/31/2019	1.06	0	0	0.75%	11.2%
12/31/2018	0.95	0	0	1.25%	-5.7%	12/31/2018	0.95	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	9.8%	12/31/2020	$1.18	0	$0	0.25%	10.1%	12/31/2020	$1.18	0	$0	0.00%	10.4%
12/31/2019	1.06	0	0	0.50%	11.5%	12/31/2019	1.07	0	0	0.25%	11.7%	12/31/2019	1.07	0	0	0.00%	12.0%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.96	0	0	0.25%	-4.8%	12/31/2018	0.96	0	0	0.00%	-4.5%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,968	$13,937	898
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$16,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100	82	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	16,867	13,373	1.26
Total	$16,967	13,455

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$79
Mortality & expense charges	-
Net investment income (loss)	79

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,044
Net gain (loss)	2,042

Increase (decrease) in net assets from operations	$2,121

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79	$227
Net realized gain (loss)	(2)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,044	987

Increase (decrease) in net assets from operations	2,121	1,214

Contract owner transactions:
Proceeds from units sold	96	13,613
Cost of units redeemed	(77)	-
Account charges	-	-
Increase (decrease)	19	13,613
Net increase (decrease)	2,140	14,827
Net assets, beginning	14,827	-
Net assets, ending	$16,967	$14,827

Units sold	83	13,449
Units redeemed	(77)	-
Net increase (decrease)	6	13,449
Units outstanding, beginning	13,449	-
Units outstanding, ending	13,455	13,449

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,709
Cost of units redeemed/account charges	(77)
Net investment income (loss)	306
Net realized gain (loss)	(2)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,031
Net assets	$16,967

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	13.0%	12/31/2020	$1.22	0	$0	1.00%	13.3%	12/31/2020	$1.23	0	$0	0.75%	13.5%
12/31/2019	1.07	0	0	1.25%	19.3%	12/31/2019	1.08	0	0	1.00%	19.6%	12/31/2019	1.09	0	0	0.75%	19.9%
12/31/2018	0.90	0	0	1.25%	-10.8%	12/31/2018	0.90	0	0	1.00%	-10.6%	12/31/2018	0.91	0	0	0.75%	-10.4%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	13.8%	12/31/2020	$1.25	0	$0	0.25%	14.1%	12/31/2020	$1.26	13	$17	0.00%	14.4%
12/31/2019	1.09	0	0	0.50%	20.2%	12/31/2019	1.10	0	0	0.25%	20.5%	12/31/2019	1.10	13	15	0.00%	20.8%
12/31/2018	0.91	0	0	0.50%	-10.2%	12/31/2018	0.91	0	0	0.25%	-9.9%	12/31/2018	0.91	0	0	0.00%	-9.7%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	3.1%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,428	$3,182	194
Receivables: investments sold	303
Payables: investments purchased	-
Net assets	$3,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,731	3,039	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$3,731	3,039

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27
Mortality & expense charges	(83)
Net investment income (loss)	(56)

Gain (loss) on investments:
Net realized gain (loss)	974
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(204)
Net gain (loss)	770

Increase (decrease) in net assets from operations	$714

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56)	$85
Net realized gain (loss)	974	(578)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(204)	1,708

Increase (decrease) in net assets from operations	714	1,215

Contract owner transactions:
Proceeds from units sold	8,531	8,426
Cost of units redeemed	(14,468)	(7,342)
Account charges	-	(4)
Increase (decrease)	(5,937)	1,080
Net increase (decrease)	(5,223)	2,295
Net assets, beginning	8,954	6,659
Net assets, ending	$3,731	$8,954

Units sold	8,105	8,300
Units redeemed	(13,332)	(7,395)
Net increase (decrease)	(5,227)	905
Units outstanding, beginning	8,266	7,361
Units outstanding, ending	3,039	8,266

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,322
Cost of units redeemed/account charges	(21,833)
Net investment income (loss)	102
Net realized gain (loss)	395
Realized gain distributions	499
Net change in unrealized appreciation (depreciation)	246
Net assets	$3,731

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	3	$4	1.25%	13.3%	12/31/2020	$1.24	0	$0	1.00%	13.6%	12/31/2020	$1.25	0	$0	0.75%	13.9%
12/31/2019	1.08	8	9	1.25%	19.7%	12/31/2019	1.09	0	0	1.00%	20.0%	12/31/2019	1.09	0	0	0.75%	20.3%
12/31/2018	0.90	7	7	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.2%	12/31/2018	0.91	0	0	0.75%	-10.0%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	14.2%	12/31/2020	$1.27	0	$0	0.25%	14.5%	12/31/2020	$1.28	0	$0	0.00%	14.8%
12/31/2019	1.10	0	0	0.50%	20.6%	12/31/2019	1.11	0	0	0.25%	20.9%	12/31/2019	1.11	0	0	0.00%	21.2%
12/31/2018	0.91	0	0	0.50%	-9.8%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.3%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	2.0%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	2
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	2

Contract owner transactions:
Proceeds from units sold	-	149
Cost of units redeemed	-	(151)
Account charges	-	-
Increase (decrease)	-	(2)
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	141
Units redeemed	-	(141)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$149
Cost of units redeemed/account charges	(151)
Net investment income (loss)	-
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	1.25%	13.2%	12/31/2020	$1.23	0	$0	1.00%	13.5%	12/31/2020	$1.24	0	$0	0.75%	13.8%
12/31/2019	1.08	0	0	1.25%	19.5%	12/31/2019	1.09	0	0	1.00%	19.8%	12/31/2019	1.09	0	0	0.75%	20.1%
12/31/2018	0.90	0	0	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.3%	12/31/2018	0.91	0	0	0.75%	-10.1%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	14.1%	12/31/2020	$1.26	0	$0	0.25%	14.4%	12/31/2020	$1.27	0	$0	0.00%	14.7%
12/31/2019	1.10	0	0	0.50%	20.4%	12/31/2019	1.10	0	0	0.25%	20.7%	12/31/2019	1.11	0	0	0.00%	21.0%
12/31/2018	0.91	0	0	0.50%	-9.9%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.4%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund A Class - 06-FCG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$723,761	$616,201	27,500
Receivables: investments sold	609
Payables: investments purchased	-
Net assets	$724,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$724,370	527,343	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$724,370	527,343

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,768
Mortality & expense charges	(8,272)
Net investment income (loss)	2,496

Gain (loss) on investments:
Net realized gain (loss)	30,058
Realized gain distributions	30,863
Net change in unrealized appreciation (depreciation)	(26,327)
Net gain (loss)	34,594

Increase (decrease) in net assets from operations	$37,090

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,496	$1,417
Net realized gain (loss)	30,058	(17,167)
Realized gain distributions	30,863	18,832
Net change in unrealized appreciation (depreciation)	(26,327)	193,385

Increase (decrease) in net assets from operations	37,090	196,467

Contract owner transactions:
Proceeds from units sold	135,181	590,819
Cost of units redeemed	(238,058)	(296,172)
Account charges	(37)	(208)
Increase (decrease)	(102,914)	294,439
Net increase (decrease)	(65,824)	490,906
Net assets, beginning	790,194	299,288
Net assets, ending	$724,370	$790,194

Units sold	119,750	560,693
Units redeemed	(193,666)	(251,653)
Net increase (decrease)	(73,916)	309,040
Units outstanding, beginning	601,259	292,219
Units outstanding, ending	527,343	601,259

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,411,779
Cost of units redeemed/account charges	(851,992)
Net investment income (loss)	4,762
Net realized gain (loss)	(9,359)
Realized gain distributions	61,620
Net change in unrealized appreciation (depreciation)	107,560
Net assets	$724,370

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	527	$724	1.25%	4.5%	12/31/2020	$1.39	0	$0	1.00%	4.8%	12/31/2020	$1.40	0	$0	0.75%	5.0%
12/31/2019	1.31	601	790	1.25%	28.3%	12/31/2019	1.32	0	0	1.00%	28.6%	12/31/2019	1.33	0	0	0.75%	29.0%
12/31/2018	1.02	292	299	1.25%	-9.5%	12/31/2018	1.03	0	0	1.00%	-9.3%	12/31/2018	1.03	0	0	0.75%	-9.0%
12/31/2017	1.13	0	0	1.25%	13.2%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	5.3%	12/31/2020	$1.43	0	$0	0.25%	5.6%	12/31/2020	$1.44	0	$0	0.00%	5.8%
12/31/2019	1.34	0	0	0.50%	29.3%	12/31/2019	1.35	0	0	0.25%	29.6%	12/31/2019	1.36	0	0	0.00%	29.9%
12/31/2018	1.04	0	0	0.50%	-8.8%	12/31/2018	1.04	0	0	0.25%	-8.6%	12/31/2018	1.05	0	0	0.00%	-8.3%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund Y Class - 06-FCF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,312,414	$1,177,249	49,963
Receivables: investments sold	3,635
Payables: investments purchased	-
Net assets	$1,316,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,316,049	949,090	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$1,316,049	949,090

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,227
Mortality & expense charges	(16,446)
Net investment income (loss)	6,781

Gain (loss) on investments:
Net realized gain (loss)	(34,331)
Realized gain distributions	55,886
Net change in unrealized appreciation (depreciation)	(33,572)
Net gain (loss)	(12,017)

Increase (decrease) in net assets from operations	$(5,236)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,781	$6,590
Net realized gain (loss)	(34,331)	12,668
Realized gain distributions	55,886	38,718
Net change in unrealized appreciation (depreciation)	(33,572)	168,737

Increase (decrease) in net assets from operations	(5,236)	226,713

Contract owner transactions:
Proceeds from units sold	169,637	1,474,509
Cost of units redeemed	(469,111)	(80,299)
Account charges	(91)	(73)
Increase (decrease)	(299,565)	1,394,137
Net increase (decrease)	(304,801)	1,620,850
Net assets, beginning	1,620,850	-
Net assets, ending	$1,316,049	$1,620,850

Units sold	155,789	1,286,995
Units redeemed	(431,169)	(62,525)
Net increase (decrease)	(275,380)	1,224,470
Units outstanding, beginning	1,224,470	-
Units outstanding, ending	949,090	1,224,470

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,644,146
Cost of units redeemed/account charges	(549,574)
Net investment income (loss)	13,371
Net realized gain (loss)	(21,663)
Realized gain distributions	94,604
Net change in unrealized appreciation (depreciation)	135,165
Net assets	$1,316,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	949	$1,316	1.25%	4.8%	12/31/2020	$1.40	0	$0	1.00%	5.0%	12/31/2020	$1.41	0	$0	0.75%	5.3%
12/31/2019	1.32	1,224	1,621	1.25%	28.6%	12/31/2019	1.33	0	0	1.00%	28.9%	12/31/2019	1.34	0	0	0.75%	29.3%
12/31/2018	1.03	0	0	1.25%	-9.2%	12/31/2018	1.03	0	0	1.00%	-9.0%	12/31/2018	1.04	0	0	0.75%	-8.7%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	5.5%	12/31/2020	$1.44	0	$0	0.25%	5.8%	12/31/2020	$1.45	0	$0	0.00%	6.1%
12/31/2019	1.35	0	0	0.50%	29.6%	12/31/2019	1.36	0	0	0.25%	29.9%	12/31/2019	1.37	0	0	0.00%	30.2%
12/31/2018	1.04	0	0	0.50%	-8.5%	12/31/2018	1.05	0	0	0.25%	-8.3%	12/31/2018	1.05	0	0	0.00%	-8.1%
12/31/2017	1.14	0	0	0.50%	14.0%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund R6 Class - 06-GCG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,891,340	$1,431,541	33,867
Receivables: investments sold	-
Payables: investments purchased	(9,301)
Net assets	$1,882,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,882,039	897,121	$2.10
Band 100	-	-	2.12
Band 75	-	-	2.14
Band 50	-	-	2.15
Band 25	-	-	2.17
Band 0	-	-	2.19
Total	$1,882,039	897,121

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(19,792)
Net investment income (loss)	(19,792)

Gain (loss) on investments:
Net realized gain (loss)	77,376
Realized gain distributions	55,285
Net change in unrealized appreciation (depreciation)	377,679
Net gain (loss)	510,340

Increase (decrease) in net assets from operations	$490,548

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19,792)	$(4,263)
Net realized gain (loss)	77,376	12,513
Realized gain distributions	55,285	10,219
Net change in unrealized appreciation (depreciation)	377,679	106,829

Increase (decrease) in net assets from operations	490,548	125,298

Contract owner transactions:
Proceeds from units sold	338,807	1,211,902
Cost of units redeemed	(412,226)	(111,454)
Account charges	(6,080)	(2,380)
Increase (decrease)	(79,499)	1,098,068
Net increase (decrease)	411,049	1,223,366
Net assets, beginning	1,470,990	247,624
Net assets, ending	$1,882,039	$1,470,990

Units sold	184,432	821,731
Units redeemed	(249,124)	(78,827)
Net increase (decrease)	(64,692)	742,904
Units outstanding, beginning	961,813	218,909
Units outstanding, ending	897,121	961,813

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,829,340
Cost of units redeemed/account charges	(553,813)
Net investment income (loss)	(26,259)
Net realized gain (loss)	89,985
Realized gain distributions	82,987
Net change in unrealized appreciation (depreciation)	459,799
Net assets	$1,882,039

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.10	897	$1,882	1.25%	37.2%	12/31/2020	$2.12	0	$0	1.00%	37.5%	12/31/2020	$2.14	0	$0	0.75%	37.9%
12/31/2019	1.53	962	1,471	1.25%	35.2%	12/31/2019	1.54	0	0	1.00%	35.5%	12/31/2019	1.55	0	0	0.75%	35.9%
12/31/2018	1.13	219	248	1.25%	1.4%	12/31/2018	1.14	0	0	1.00%	1.7%	12/31/2018	1.14	0	0	0.75%	1.9%
12/31/2017	1.12	0	0	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.15	0	$0	0.50%	38.2%	12/31/2020	$2.17	0	$0	0.25%	38.5%	12/31/2020	$2.19	0	$0	0.00%	38.9%
12/31/2019	1.56	0	0	0.50%	36.2%	12/31/2019	1.57	0	0	0.25%	36.6%	12/31/2019	1.58	0	0	0.00%	36.9%
12/31/2018	1.14	0	0	0.50%	2.2%	12/31/2018	1.15	0	0	0.25%	2.4%	12/31/2018	1.15	0	0	0.00%	2.7%
12/31/2017	1.12	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund R6 Class - 06-36H
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$844,492	$806,856	32,040
Receivables: investments sold	-
Payables: investments purchased	(551)
Net assets	$843,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$843,941	685,365	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$843,941	685,365

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,380
Mortality & expense charges	(8,847)
Net investment income (loss)	5,533

Gain (loss) on investments:
Net realized gain (loss)	(1,205)
Realized gain distributions	35,852
Net change in unrealized appreciation (depreciation)	3,292
Net gain (loss)	37,939

Increase (decrease) in net assets from operations	$43,472

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,533	$2,554
Net realized gain (loss)	(1,205)	444
Realized gain distributions	35,852	14,587
Net change in unrealized appreciation (depreciation)	3,292	34,344

Increase (decrease) in net assets from operations	43,472	51,929

Contract owner transactions:
Proceeds from units sold	243,149	790,212
Cost of units redeemed	(56,953)	(224,638)
Account charges	(2,081)	(1,149)
Increase (decrease)	184,115	564,425
Net increase (decrease)	227,587	616,354
Net assets, beginning	616,354	-
Net assets, ending	$843,941	$616,354

Units sold	216,742	724,905
Units redeemed	(56,280)	(200,002)
Net increase (decrease)	160,462	524,903
Units outstanding, beginning	524,903	-
Units outstanding, ending	685,365	524,903

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,033,361
Cost of units redeemed/account charges	(284,821)
Net investment income (loss)	8,087
Net realized gain (loss)	(761)
Realized gain distributions	50,439
Net change in unrealized appreciation (depreciation)	37,636
Net assets	$843,941

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	685	$844	1.25%	4.9%	12/31/2020	$1.24	0	$0	1.00%	5.1%	12/31/2020	$1.25	0	$0	0.75%	5.4%
12/31/2019	1.17	525	616	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.1%	12/31/2019	1.18	0	0	0.75%	29.4%
12/31/2018	0.91	0	0	1.25%	-8.8%	12/31/2018	0.91	0	0	1.00%	-8.6%	12/31/2018	0.92	0	0	0.75%	-8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	5.7%	12/31/2020	$1.26	0	$0	0.25%	5.9%	12/31/2020	$1.27	0	$0	0.00%	6.2%
12/31/2019	1.19	0	0	0.50%	29.7%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.4%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Sustainable Leaders Fund R6 Class - 06-3XG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,800	$5,480	40
Receivables: investments sold	-
Payables: investments purchased	(753)
Net assets	$5,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,047	3,459	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$5,047	3,459

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30
Mortality & expense charges	(16)
Net investment income (loss)	14

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	350
Net change in unrealized appreciation (depreciation)	320
Net gain (loss)	673

Increase (decrease) in net assets from operations	$687

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14	$-
Net realized gain (loss)	3	-
Realized gain distributions	350	-
Net change in unrealized appreciation (depreciation)	320	-

Increase (decrease) in net assets from operations	687	-

Contract owner transactions:
Proceeds from units sold	5,143	-
Cost of units redeemed	(782)	-
Account charges	(1)	-
Increase (decrease)	4,360	-
Net increase (decrease)	5,047	-
Net assets, beginning	-	-
Net assets, ending	$5,047	$-

Units sold	4,000	-
Units redeemed	(541)	-
Net increase (decrease)	3,459	-
Units outstanding, beginning	-	-
Units outstanding, ending	3,459	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,143
Cost of units redeemed/account charges	(783)
Net investment income (loss)	14
Net realized gain (loss)	3
Realized gain distributions	350
Net change in unrealized appreciation (depreciation)	320
Net assets	$5,047

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	3	$5	1.25%	27.4%	12/31/2020	$1.47	0	$0	1.00%	27.7%	12/31/2020	$1.47	0	$0	0.75%	28.0%
12/31/2019	1.15	0	0	1.25%	14.6%	12/31/2019	1.15	0	0	1.00%	14.7%	12/31/2019	1.15	0	0	0.75%	14.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	0	$0	0.50%	28.3%	12/31/2020	$1.48	0	$0	0.25%	28.6%	12/31/2020	$1.49	0	$0	0.00%	29.0%
12/31/2019	1.15	0	0	0.50%	15.1%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Sustainable Future Fund R6 Class - 06-3XC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.68
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(30)
Net investment income (loss)	(30)

Gain (loss) on investments:
Net realized gain (loss)	1,112
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(73)
Net gain (loss)	1,039

Increase (decrease) in net assets from operations	$1,009

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30)	$5
Net realized gain (loss)	1,112	-
Realized gain distributions	-	59
Net change in unrealized appreciation (depreciation)	(73)	73

Increase (decrease) in net assets from operations	1,009	137

Contract owner transactions:
Proceeds from units sold	240	2,204
Cost of units redeemed	(3,515)	(70)
Account charges	(4)	(1)
Increase (decrease)	(3,279)	2,133
Net increase (decrease)	(2,270)	2,270
Net assets, beginning	2,270	-
Net assets, ending	$-	$2,270

Units sold	206	2,122
Units redeemed	(2,263)	(65)
Net increase (decrease)	(2,057)	2,057
Units outstanding, beginning	2,057	-
Units outstanding, ending	-	2,057

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,444
Cost of units redeemed/account charges	(3,590)
Net investment income (loss)	(25)
Net realized gain (loss)	1,112
Realized gain distributions	59
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	0	$0	1.25%	51.4%	12/31/2020	$1.68	0	$0	1.00%	51.8%	12/31/2020	$1.68	0	$0	0.75%	52.1%
12/31/2019	1.10	2	2	1.25%	10.4%	12/31/2019	1.11	0	0	1.00%	10.5%	12/31/2019	1.11	0	0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	52.5%	12/31/2020	$1.70	0	$0	0.25%	52.9%	12/31/2020	$1.70	0	$0	0.00%	53.3%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust Y Class - 06-897
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35
Mortality & expense charges	(10)
Net investment income (loss)	25

Gain (loss) on investments:
Net realized gain (loss)	(259)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(84)
Net gain (loss)	(343)

Increase (decrease) in net assets from operations	$(318)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25	$85
Net realized gain (loss)	(259)	54
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(84)	84

Increase (decrease) in net assets from operations	(318)	223

Contract owner transactions:
Proceeds from units sold	5	9,177
Cost of units redeemed	(2,825)	(6,261)
Account charges	-	(1)
Increase (decrease)	(2,820)	2,915
Net increase (decrease)	(3,138)	3,138
Net assets, beginning	3,138	-
Net assets, ending	$-	$3,138

Units sold	6	8,301
Units redeemed	(2,675)	(5,632)
Net increase (decrease)	(2,669)	2,669
Units outstanding, beginning	2,669	-
Units outstanding, ending	-	2,669

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,182
Cost of units redeemed/account charges	(9,087)
Net investment income (loss)	110
Net realized gain (loss)	(205)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	1.25%	-1.1%	12/31/2020	$1.18	0	$0	1.00%	-0.9%	12/31/2020	$1.20	0	$0	0.75%	-0.6%
12/31/2019	1.18	3	3	1.25%	11.1%	12/31/2019	1.19	0	0	1.00%	11.4%	12/31/2019	1.21	0	0	0.75%	11.7%
12/31/2018	1.06	0	0	1.25%	-2.2%	12/31/2018	1.07	0	0	1.00%	-2.0%	12/31/2018	1.08	0	0	0.75%	-1.8%
12/31/2017	1.08	0	0	1.25%	5.4%	12/31/2017	1.09	0	0	1.00%	5.6%	12/31/2017	1.10	0	0	0.75%	5.9%
12/31/2016	1.03	0	0	1.25%	4.1%	12/31/2016	1.03	0	0	1.00%	4.3%	12/31/2016	1.04	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	-0.4%	12/31/2020	$1.23	0	$0	0.25%	-0.1%	12/31/2020	$1.25	0	$0	0.00%	0.1%
12/31/2019	1.22	0	0	0.50%	11.9%	12/31/2019	1.24	0	0	0.25%	12.2%	12/31/2019	1.25	0	0	0.00%	12.5%
12/31/2018	1.09	0	0	0.50%	-1.5%	12/31/2018	1.10	0	0	0.25%	-1.3%	12/31/2018	1.11	0	0	0.00%	-1.0%
12/31/2017	1.11	0	0	0.50%	6.2%	12/31/2017	1.11	0	0	0.25%	6.4%	12/31/2017	1.12	0	0	0.00%	6.7%
12/31/2016	1.04	0	0	0.50%	4.8%	12/31/2016	1.05	0	0	0.25%	5.1%	12/31/2016	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	7.5%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,128,031	$2,790,660	233,327
Receivables: investments sold	21,892
Payables: investments purchased	-
Net assets	$3,149,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,149,923	1,229,684	$2.56
Band 100	-	-	2.63
Band 75	-	-	2.70
Band 50	-	-	2.76
Band 25	-	-	2.84
Band 0	-	-	2.91
Total	$3,149,923	1,229,684

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,650
Mortality & expense charges	(29,406)
Net investment income (loss)	4,244

Gain (loss) on investments:
Net realized gain (loss)	52,609
Realized gain distributions	100,534
Net change in unrealized appreciation (depreciation)	(84,013)
Net gain (loss)	69,130

Increase (decrease) in net assets from operations	$73,374

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,244	$(70,176)
Net realized gain (loss)	52,609	(1,063,816)
Realized gain distributions	100,534	184,462
Net change in unrealized appreciation (depreciation)	(84,013)	3,274,580

Increase (decrease) in net assets from operations	73,374	2,325,050

Contract owner transactions:
Proceeds from units sold	1,958,672	2,942,831
Cost of units redeemed	(2,395,926)	(10,364,851)
Account charges	(7,849)	(22,513)
Increase (decrease)	(445,103)	(7,444,533)
Net increase (decrease)	(371,729)	(5,119,483)
Net assets, beginning	3,521,652	8,641,135
Net assets, ending	$3,149,923	$3,521,652

Units sold	901,084	1,416,830
Units redeemed	(1,080,119)	(4,478,131)
Net increase (decrease)	(179,035)	(3,061,301)
Units outstanding, beginning	1,408,719	4,470,020
Units outstanding, ending	1,229,684	1,408,719

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$34,564,307
Cost of units redeemed/account charges	(37,086,562)
Net investment income (loss)	134,144
Net realized gain (loss)	(710,761)
Realized gain distributions	5,911,424
Net change in unrealized appreciation (depreciation)	337,371
Net assets	$3,149,923

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.56	1,230	$3,150	1.25%	2.5%	12/31/2020	$2.63	0	$0	1.00%	2.7%	12/31/2020	$2.70	0	$0	0.75%	3.0%
12/31/2019	2.50	1,409	3,522	1.25%	29.3%	12/31/2019	2.56	0	0	1.00%	29.6%	12/31/2019	2.62	0	0	0.75%	30.0%
12/31/2018	1.93	4,470	8,641	1.25%	-11.5%	12/31/2018	1.97	0	0	1.00%	-11.3%	12/31/2018	2.01	0	0	0.75%	-11.1%
12/31/2017	2.18	6,150	13,434	1.25%	14.8%	12/31/2017	2.22	0	0	1.00%	15.1%	12/31/2017	2.26	0	0	0.75%	15.4%
12/31/2016	1.90	7,550	14,370	1.25%	14.0%	12/31/2016	1.93	0	0	1.00%	14.3%	12/31/2016	1.96	0	0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.76	0	$0	0.50%	3.2%	12/31/2020	$2.84	0	$0	0.25%	3.5%	12/31/2020	$2.91	0	$0	0.00%	3.8%
12/31/2019	2.68	0	0	0.50%	30.3%	12/31/2019	2.74	0	0	0.25%	30.6%	12/31/2019	2.80	0	0	0.00%	30.9%
12/31/2018	2.06	0	0	0.50%	-10.8%	12/31/2018	2.10	0	0	0.25%	-10.6%	12/31/2018	2.14	0	0	0.00%	-10.4%
12/31/2017	2.31	0	0	0.50%	15.6%	12/31/2017	2.35	0	0	0.25%	15.9%	12/31/2017	2.39	0	0	0.00%	16.2%
12/31/2016	1.99	0	0	0.50%	14.9%	12/31/2016	2.02	0	0	0.25%	15.2%	12/31/2016	2.06	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.8%
2018	1.8%
2017	1.3%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,326	$202,892	16,868
Receivables: investments sold	628
Payables: investments purchased	-
Net assets	$204,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,954	85,409	$2.40
Band 100	-	-	2.46
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	-	-	2.73
Total	$204,954	85,409

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,412
Mortality & expense charges	(2,093)
Net investment income (loss)	(681)

Gain (loss) on investments:
Net realized gain (loss)	(1,642)
Realized gain distributions	3,228
Net change in unrealized appreciation (depreciation)	(3,605)
Net gain (loss)	(2,019)

Increase (decrease) in net assets from operations	$(2,700)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(681)	$(1,012)
Net realized gain (loss)	(1,642)	(3,000)
Realized gain distributions	3,228	8,311
Net change in unrealized appreciation (depreciation)	(3,605)	44,943

Increase (decrease) in net assets from operations	(2,700)	49,242

Contract owner transactions:
Proceeds from units sold	31,206	26,844
Cost of units redeemed	(4,751)	(63,640)
Account charges	(132)	(125)
Increase (decrease)	26,323	(36,921)
Net increase (decrease)	23,623	12,321
Net assets, beginning	181,331	169,010
Net assets, ending	$204,954	$181,331

Units sold	14,525	14,306
Units redeemed	(2,610)	(30,538)
Net increase (decrease)	11,915	(16,232)
Units outstanding, beginning	73,494	89,726
Units outstanding, ending	85,409	73,494

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,383,846
Cost of units redeemed/account charges	(4,669,784)
Net investment income (loss)	(13,878)
Net realized gain (loss)	(24,280)
Realized gain distributions	527,616
Net change in unrealized appreciation (depreciation)	1,434
Net assets	$204,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.40	85	$205	1.25%	-2.7%	12/31/2020	$2.46	0	$0	1.00%	-2.5%	12/31/2020	$2.52	0	$0	0.75%	-2.3%
12/31/2019	2.47	73	181	1.25%	31.0%	12/31/2019	2.52	0	0	1.00%	31.3%	12/31/2019	2.58	0	0	0.75%	31.6%
12/31/2018	1.88	90	169	1.25%	-9.2%	12/31/2018	1.92	0	0	1.00%	-9.0%	12/31/2018	1.96	0	0	0.75%	-8.8%
12/31/2017	2.08	88	182	1.25%	9.9%	12/31/2017	2.11	0	0	1.00%	10.1%	12/31/2017	2.15	0	0	0.75%	10.4%
12/31/2016	1.89	149	282	1.25%	18.3%	12/31/2016	1.92	0	0	1.00%	18.6%	12/31/2016	1.95	0	0	0.75%	18.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.59	0	$0	0.50%	-2.0%	12/31/2020	$2.66	0	$0	0.25%	-1.8%	12/31/2020	$2.73	0	$0	0.00%	-1.5%
12/31/2019	2.64	0	0	0.50%	32.0%	12/31/2019	2.70	0	0	0.25%	32.3%	12/31/2019	2.77	0	0	0.00%	32.6%
12/31/2018	2.00	0	0	0.50%	-8.5%	12/31/2018	2.04	0	0	0.25%	-8.3%	12/31/2018	2.09	0	0	0.00%	-8.1%
12/31/2017	2.19	0	0	0.50%	10.7%	12/31/2017	2.23	0	0	0.25%	11.0%	12/31/2017	2.27	0	0	0.00%	11.2%
12/31/2016	1.98	0	0	0.50%	19.2%	12/31/2016	2.01	0	0	0.25%	19.5%	12/31/2016	2.04	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	0.8%
2018	0.8%
2017	0.5%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$925,360	$834,452	75,436
Receivables: investments sold	7,792
Payables: investments purchased	-
Net assets	$933,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$933,152	377,096	$2.47
Band 100	-	-	2.54
Band 75	-	-	2.60
Band 50	-	-	2.67
Band 25	-	-	2.74
Band 0	-	-	2.81
Total	$933,152	377,096

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,619
Mortality & expense charges	(12,157)
Net investment income (loss)	(4,538)

Gain (loss) on investments:
Net realized gain (loss)	(61,251)
Realized gain distributions	15,800
Net change in unrealized appreciation (depreciation)	53,342
Net gain (loss)	7,891

Increase (decrease) in net assets from operations	$3,353

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,538)	$(1,257)
Net realized gain (loss)	(61,251)	(7,791)
Realized gain distributions	15,800	50,574
Net change in unrealized appreciation (depreciation)	53,342	220,456

Increase (decrease) in net assets from operations	3,353	261,982

Contract owner transactions:
Proceeds from units sold	555,737	134,290
Cost of units redeemed	(740,728)	(122,541)
Account charges	(524)	(633)
Increase (decrease)	(185,515)	11,116
Net increase (decrease)	(182,162)	273,098
Net assets, beginning	1,115,314	842,216
Net assets, ending	$933,152	$1,115,314

Units sold	264,724	59,020
Units redeemed	(327,403)	(55,716)
Net increase (decrease)	(62,679)	3,304
Units outstanding, beginning	439,775	436,471
Units outstanding, ending	377,096	439,775

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,937,485
Cost of units redeemed/account charges	(19,028,573)
Net investment income (loss)	(56,817)
Net realized gain (loss)	(1,401,375)
Realized gain distributions	3,391,524
Net change in unrealized appreciation (depreciation)	90,908
Net assets	$933,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.47	377	$933	1.25%	-2.4%	12/31/2020	$2.54	0	$0	1.00%	-2.2%	12/31/2020	$2.60	0	$0	0.75%	-1.9%
12/31/2019	2.54	440	1,115	1.25%	31.4%	12/31/2019	2.59	0	0	1.00%	31.8%	12/31/2019	2.66	0	0	0.75%	32.1%
12/31/2018	1.93	436	842	1.25%	-9.0%	12/31/2018	1.97	0	0	1.00%	-8.8%	12/31/2018	2.01	0	0	0.75%	-8.5%
12/31/2017	2.12	503	1,066	1.25%	10.3%	12/31/2017	2.16	0	0	1.00%	10.6%	12/31/2017	2.20	0	0	0.75%	10.9%
12/31/2016	1.92	675	1,297	1.25%	18.7%	12/31/2016	1.95	0	0	1.00%	19.0%	12/31/2016	1.98	0	0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.67	0	$0	0.50%	-1.7%	12/31/2020	$2.74	0	$0	0.25%	-1.4%	12/31/2020	$2.81	0	$0	0.00%	-1.2%
12/31/2019	2.72	0	0	0.50%	32.4%	12/31/2019	2.78	0	0	0.25%	32.8%	12/31/2019	2.84	0	0	0.00%	33.1%
12/31/2018	2.05	0	0	0.50%	-8.3%	12/31/2018	2.09	0	0	0.25%	-8.1%	12/31/2018	2.14	0	0	0.00%	-7.8%
12/31/2017	2.24	0	0	0.50%	11.1%	12/31/2017	2.28	0	0	0.25%	11.4%	12/31/2017	2.32	0	0	0.00%	11.7%
12/31/2016	2.01	0	0	0.50%	19.6%	12/31/2016	2.04	0	0	0.25%	19.9%	12/31/2016	2.08	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.1%
2018	1.0%
2017	0.8%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,956	$37,743	4,450
Receivables: investments sold	482
Payables: investments purchased	-
Net assets	$41,438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,438	20,609	$2.01
Band 100	-	-	2.06
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$41,438	20,609

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$126
Mortality & expense charges	(414)
Net investment income (loss)	(288)

Gain (loss) on investments:
Net realized gain (loss)	939
Realized gain distributions	267
Net change in unrealized appreciation (depreciation)	14
Net gain (loss)	1,220

Increase (decrease) in net assets from operations	$932

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(288)	$(724)
Net realized gain (loss)	939	(93,745)
Realized gain distributions	267	2,079
Net change in unrealized appreciation (depreciation)	14	142,891

Increase (decrease) in net assets from operations	932	50,501

Contract owner transactions:
Proceeds from units sold	23,953	14,863
Cost of units redeemed	(36,712)	(404,317)
Account charges	(5)	(55)
Increase (decrease)	(12,764)	(389,509)
Net increase (decrease)	(11,832)	(339,008)
Net assets, beginning	53,270	392,278
Net assets, ending	$41,438	$53,270

Units sold	13,470	7,741
Units redeemed	(19,187)	(205,829)
Net increase (decrease)	(5,717)	(198,088)
Units outstanding, beginning	26,326	224,414
Units outstanding, ending	20,609	26,326

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,843,093
Cost of units redeemed/account charges	(3,365,900)
Net investment income (loss)	(18,458)
Net realized gain (loss)	(92,461)
Realized gain distributions	671,951
Net change in unrealized appreciation (depreciation)	3,213
Net assets	$41,438

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.01	21	$41	1.25%	-0.6%	12/31/2020	$2.06	0	$0	1.00%	-0.4%	12/31/2020	$2.12	0	$0	0.75%	-0.1%
12/31/2019	2.02	26	53	1.25%	15.8%	12/31/2019	2.07	0	0	1.00%	16.0%	12/31/2019	2.12	0	0	0.75%	16.3%
12/31/2018	1.75	224	392	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.82	0	0	0.75%	-13.4%
12/31/2017	2.03	337	684	1.25%	8.7%	12/31/2017	2.06	0	0	1.00%	9.0%	12/31/2017	2.10	0	0	0.75%	9.2%
12/31/2016	1.87	421	786	1.25%	27.2%	12/31/2016	1.89	0	0	1.00%	27.5%	12/31/2016	1.92	0	0	0.75%	27.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	0	$0	0.50%	0.1%	12/31/2020	$2.23	0	$0	0.25%	0.4%	12/31/2020	$2.28	0	$0	0.00%	0.6%
12/31/2019	2.17	0	0	0.50%	16.6%	12/31/2019	2.22	0	0	0.25%	16.9%	12/31/2019	2.27	0	0	0.00%	17.2%
12/31/2018	1.86	0	0	0.50%	-13.1%	12/31/2018	1.90	0	0	0.25%	-12.9%	12/31/2018	1.94	0	0	0.00%	-12.7%
12/31/2017	2.14	0	0	0.50%	9.5%	12/31/2017	2.18	0	0	0.25%	9.8%	12/31/2017	2.22	0	0	0.00%	10.0%
12/31/2016	1.95	0	0	0.50%	28.1%	12/31/2016	1.98	0	0	0.25%	28.5%	12/31/2016	2.02	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.3%
2018	1.1%
2017	1.1%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,212	$3,409	431
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,212	2,032	$2.07
Band 100	-	-	2.13
Band 75	-	-	2.18
Band 50	-	-	2.24
Band 25	-	-	2.30
Band 0	-	-	2.35
Total	$4,212	2,032

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21
Mortality & expense charges	(36)
Net investment income (loss)	(15)

Gain (loss) on investments:
Net realized gain (loss)	(11)
Realized gain distributions	32
Net change in unrealized appreciation (depreciation)	918
Net gain (loss)	939

Increase (decrease) in net assets from operations	$924

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15)	$3
Net realized gain (loss)	(11)	(596)
Realized gain distributions	32	48
Net change in unrealized appreciation (depreciation)	918	855

Increase (decrease) in net assets from operations	924	310

Contract owner transactions:
Proceeds from units sold	1,991	95
Cost of units redeemed	-	(1,831)
Account charges	-	-
Increase (decrease)	1,991	(1,736)
Net increase (decrease)	2,915	(1,426)
Net assets, beginning	1,297	2,723
Net assets, ending	$4,212	$1,297

Units sold	1,408	47
Units redeemed	-	(943)
Net increase (decrease)	1,408	(896)
Units outstanding, beginning	624	1,520
Units outstanding, ending	2,032	624

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$784,998
Cost of units redeemed/account charges	(911,306)
Net investment income (loss)	(5,343)
Net realized gain (loss)	53,380
Realized gain distributions	81,680
Net change in unrealized appreciation (depreciation)	803
Net assets	$4,212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.07	2	$4	1.25%	-0.3%	12/31/2020	$2.13	0	$0	1.00%	-0.1%	12/31/2020	$2.18	0	$0	0.75%	0.2%
12/31/2019	2.08	1	1	1.25%	16.1%	12/31/2019	2.13	0	0	1.00%	16.4%	12/31/2019	2.18	0	0	0.75%	16.7%
12/31/2018	1.79	2	3	1.25%	-13.5%	12/31/2018	1.83	0	0	1.00%	-13.3%	12/31/2018	1.87	0	0	0.75%	-13.1%
12/31/2017	2.07	3	5	1.25%	8.9%	12/31/2017	2.11	0	0	1.00%	9.2%	12/31/2017	2.15	0	0	0.75%	9.5%
12/31/2016	1.90	12	22	1.25%	27.6%	12/31/2016	1.93	0	0	1.00%	27.9%	12/31/2016	1.96	0	0	0.75%	28.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.24	0	$0	0.50%	0.4%	12/31/2020	$2.30	0	$0	0.25%	0.7%	12/31/2020	$2.35	0	$0	0.00%	0.9%
12/31/2019	2.23	0	0	0.50%	17.0%	12/31/2019	2.28	0	0	0.25%	17.3%	12/31/2019	2.33	0	0	0.00%	17.6%
12/31/2018	1.90	0	0	0.50%	-12.9%	12/31/2018	1.94	0	0	0.25%	-12.6%	12/31/2018	1.98	0	0	0.00%	-12.4%
12/31/2017	2.19	0	0	0.50%	9.7%	12/31/2017	2.23	0	0	0.25%	10.0%	12/31/2017	2.27	0	0	0.00%	10.3%
12/31/2016	1.99	0	0	0.50%	28.5%	12/31/2016	2.02	0	0	0.25%	28.8%	12/31/2016	2.05	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.0%
2018	1.2%
2017	0.5%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,691,209	$1,466,949	123,581
Receivables: investments sold	-
Payables: investments purchased	(9,262)
Net assets	$1,681,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,681,947	1,237,848	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,681,947	1,237,848

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,623
Mortality & expense charges	(14,793)
Net investment income (loss)	4,830

Gain (loss) on investments:
Net realized gain (loss)	(110,590)
Realized gain distributions	58,859
Net change in unrealized appreciation (depreciation)	128,815
Net gain (loss)	77,084

Increase (decrease) in net assets from operations	$81,914

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,830	$2,902
Net realized gain (loss)	(110,590)	(161,816)
Realized gain distributions	58,859	40,761
Net change in unrealized appreciation (depreciation)	128,815	316,982

Increase (decrease) in net assets from operations	81,914	198,829

Contract owner transactions:
Proceeds from units sold	2,073,874	569,854
Cost of units redeemed	(1,353,110)	(619,600)
Account charges	(3,609)	(1,915)
Increase (decrease)	717,155	(51,661)
Net increase (decrease)	799,069	147,168
Net assets, beginning	882,878	735,710
Net assets, ending	$1,681,947	$882,878

Units sold	1,746,571	501,902
Units redeemed	(1,176,257)	(555,833)
Net increase (decrease)	570,314	(53,931)
Units outstanding, beginning	667,534	721,465
Units outstanding, ending	1,237,848	667,534

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,161,170
Cost of units redeemed/account charges	(3,778,507)
Net investment income (loss)	18,064
Net realized gain (loss)	(311,326)
Realized gain distributions	368,286
Net change in unrealized appreciation (depreciation)	224,260
Net assets	$1,681,947

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	1,238	$1,682	1.25%	2.7%	12/31/2020	$1.37	0	$0	1.00%	3.0%	12/31/2020	$1.39	0	$0	0.75%	3.2%
12/31/2019	1.32	668	883	1.25%	29.7%	12/31/2019	1.33	0	0	1.00%	30.0%	12/31/2019	1.34	0	0	0.75%	30.3%
12/31/2018	1.02	721	736	1.25%	-11.3%	12/31/2018	1.03	0	0	1.00%	-11.1%	12/31/2018	1.03	0	0	0.75%	-10.9%
12/31/2017	1.15	615	707	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	3.5%	12/31/2020	$1.42	0	$0	0.25%	3.8%	12/31/2020	$1.43	0	$0	0.00%	4.0%
12/31/2019	1.35	0	0	0.50%	30.7%	12/31/2019	1.36	0	0	0.25%	31.0%	12/31/2019	1.37	0	0	0.00%	31.3%
12/31/2018	1.04	0	0	0.50%	-10.7%	12/31/2018	1.04	0	0	0.25%	-10.4%	12/31/2018	1.05	0	0	0.00%	-10.2%
12/31/2017	1.16	0	0	0.50%	16.0%	12/31/2017	1.16	0	0	0.25%	16.2%	12/31/2017	1.17	0	0	0.00%	16.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.5%
2018	2.1%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,142,768	$1,020,982	91,199
Receivables: investments sold	-
Payables: investments purchased	(10,067)
Net assets	$1,132,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,132,701	881,368	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$1,132,701	881,368

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,053
Mortality & expense charges	(10,282)
Net investment income (loss)	(229)

Gain (loss) on investments:
Net realized gain (loss)	(32,084)
Realized gain distributions	16,198
Net change in unrealized appreciation (depreciation)	69,931
Net gain (loss)	54,045

Increase (decrease) in net assets from operations	$53,816

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(229)	$4,675
Net realized gain (loss)	(32,084)	(5,171)
Realized gain distributions	16,198	40,845
Net change in unrealized appreciation (depreciation)	69,931	86,194

Increase (decrease) in net assets from operations	53,816	126,543

Contract owner transactions:
Proceeds from units sold	600,236	802,361
Cost of units redeemed	(438,655)	(146,879)
Account charges	(1,861)	(1,164)
Increase (decrease)	159,720	654,318
Net increase (decrease)	213,536	780,861
Net assets, beginning	919,165	138,304
Net assets, ending	$1,132,701	$919,165

Units sold	573,509	690,123
Units redeemed	(391,643)	(129,189)
Net increase (decrease)	181,866	560,934
Units outstanding, beginning	699,502	138,568
Units outstanding, ending	881,368	699,502

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,588,303
Cost of units redeemed/account charges	(616,486)
Net investment income (loss)	5,660
Net realized gain (loss)	(37,628)
Realized gain distributions	71,066
Net change in unrealized appreciation (depreciation)	121,786
Net assets	$1,132,701

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	881	$1,133	1.25%	-2.2%	12/31/2020	$1.30	0	$0	1.00%	-2.0%	12/31/2020	$1.31	0	$0	0.75%	-1.7%
12/31/2019	1.31	700	919	1.25%	31.7%	12/31/2019	1.32	0	0	1.00%	32.0%	12/31/2019	1.33	0	0	0.75%	32.3%
12/31/2018	1.00	139	138	1.25%	-8.7%	12/31/2018	1.00	0	0	1.00%	-8.5%	12/31/2018	1.01	0	0	0.75%	-8.3%
12/31/2017	1.09	2	2	1.25%	10.6%	12/31/2017	1.10	0	0	1.00%	10.9%	12/31/2017	1.10	0	0	0.75%	11.1%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	-1.5%	12/31/2020	$1.34	0	$0	0.25%	-1.2%	12/31/2020	$1.35	0	$0	0.00%	-1.0%
12/31/2019	1.34	0	0	0.50%	32.6%	12/31/2019	1.35	0	0	0.25%	33.0%	12/31/2019	1.37	0	0	0.00%	33.3%
12/31/2018	1.01	0	0	0.50%	-8.0%	12/31/2018	1.02	0	0	0.25%	-7.8%	12/31/2018	1.02	0	0	0.00%	-7.6%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.11	0	0	0.25%	11.7%	12/31/2017	1.11	0	0	0.00%	12.0%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.9%
2018	2.5%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	9.9%	12/31/2020	$1.18	0	$0	1.00%	10.2%	12/31/2020	$1.19	0	$0	0.75%	10.5%
12/31/2019	1.07	0	0	1.25%	5.9%	12/31/2019	1.08	0	0	1.00%	6.1%	12/31/2019	1.08	0	0	0.75%	6.4%
12/31/2018	1.01	0	0	1.25%	1.2%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	10.8%	12/31/2020	$1.21	0	$0	0.25%	11.0%	12/31/2020	$1.22	0	$0	0.00%	11.3%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.09	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%
12/31/2018	1.02	0	0	0.50%	1.6%	12/31/2018	1.02	0	0	0.25%	1.7%	12/31/2018	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	1.25%	14.6%	12/31/2020	$1.36	0	$0	1.00%	14.9%	12/31/2020	$1.37	0	$0	0.75%	15.1%
12/31/2019	1.18	0	0	1.25%	17.2%	12/31/2019	1.19	0	0	1.00%	17.5%	12/31/2019	1.19	0	0	0.75%	17.8%
12/31/2018	1.01	0	0	1.25%	1.1%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	15.4%	12/31/2020	$1.39	0	$0	0.25%	15.7%	12/31/2020	$1.39	0	$0	0.00%	16.0%
12/31/2019	1.19	0	0	0.50%	18.1%	12/31/2019	1.20	0	0	0.25%	18.4%	12/31/2019	1.20	0	0	0.00%	18.7%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	-0.6%	12/31/2020	$1.01	0	$0	1.00%	-0.3%	12/31/2020	$1.01	0	$0	0.75%	-0.1%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	0.2%	12/31/2020	$1.02	0	$0	0.25%	0.4%	12/31/2020	$1.02	0	$0	0.00%	0.7%
12/31/2019	1.01	0	0	0.50%	1.3%	12/31/2019	1.01	0	0	0.25%	1.4%	12/31/2019	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix High Income Fund A Class - 06-801
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,801	$46,938	7,559
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$48,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,833	31,239	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.64
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.78
Total	$48,833	31,239

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,919
Mortality & expense charges	(701)
Net investment income (loss)	2,218

Gain (loss) on investments:
Net realized gain (loss)	(4,571)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	544
Net gain (loss)	(4,027)

Increase (decrease) in net assets from operations	$(1,809)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,218	$1,584
Net realized gain (loss)	(4,571)	(1,916)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	544	5,590

Increase (decrease) in net assets from operations	(1,809)	5,258

Contract owner transactions:
Proceeds from units sold	2,564	85,471
Cost of units redeemed	(36,099)	(54,283)
Account charges	(25)	(90)
Increase (decrease)	(33,560)	31,098
Net increase (decrease)	(35,369)	36,356
Net assets, beginning	84,202	47,846
Net assets, ending	$48,833	$84,202

Units sold	1,793	59,221
Units redeemed	(27,671)	(37,959)
Net increase (decrease)	(25,878)	21,262
Units outstanding, beginning	57,117	35,855
Units outstanding, ending	31,239	57,117

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,818,292
Cost of units redeemed/account charges	(10,810,351)
Net investment income (loss)	1,146,617
Net realized gain (loss)	(375,541)
Realized gain distributions	267,953
Net change in unrealized appreciation (depreciation)	1,863
Net assets	$48,833

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	31	$49	1.25%	6.0%	12/31/2020	$1.60	0	$0	1.00%	6.3%	12/31/2020	$1.64	0	$0	0.75%	6.6%
12/31/2019	1.47	57	84	1.25%	10.5%	12/31/2019	1.51	0	0	1.00%	10.7%	12/31/2019	1.54	0	0	0.75%	11.0%
12/31/2018	1.33	36	48	1.25%	-4.6%	12/31/2018	1.36	0	0	1.00%	-4.4%	12/31/2018	1.39	0	0	0.75%	-4.1%
12/31/2017	1.40	221	309	1.25%	6.1%	12/31/2017	1.42	0	0	1.00%	6.3%	12/31/2017	1.45	0	0	0.75%	6.6%
12/31/2016	1.32	3,319	4,378	1.25%	15.8%	12/31/2016	1.34	0	0	1.00%	16.1%	12/31/2016	1.36	0	0	0.75%	16.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	6.8%	12/31/2020	$1.73	0	$0	0.25%	7.1%	12/31/2020	$1.78	0	$0	0.00%	7.4%
12/31/2019	1.58	0	0	0.50%	11.3%	12/31/2019	1.62	0	0	0.25%	11.6%	12/31/2019	1.65	0	0	0.00%	11.9%
12/31/2018	1.42	0	0	0.50%	-3.9%	12/31/2018	1.45	0	0	0.25%	-3.7%	12/31/2018	1.48	0	0	0.00%	-3.4%
12/31/2017	1.48	0	0	0.50%	6.9%	12/31/2017	1.50	0	0	0.25%	7.1%	12/31/2017	1.53	0	0	0.00%	7.4%
12/31/2016	1.38	0	0	0.50%	16.6%	12/31/2016	1.40	0	0	0.25%	16.9%	12/31/2016	1.43	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.4%
2019	3.2%
2018	3.5%
2017	4.0%
2016	6.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,962,616	$1,714,101	146,437
Receivables: investments sold	-
Payables: investments purchased	(16,459)
Net assets	$1,946,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$863,022	346,591	$2.49
Band 100	-	-	2.55
Band 75	-	-	2.62
Band 50	-	-	2.69
Band 25	-	-	2.76
Band 0	1,083,135	383,039	2.83
Total	$1,946,157	729,630

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19,900
Mortality & expense charges	(9,296)
Net investment income (loss)	10,604

Gain (loss) on investments:
Net realized gain (loss)	(8,072)
Realized gain distributions	59,296
Net change in unrealized appreciation (depreciation)	25,006
Net gain (loss)	76,230

Increase (decrease) in net assets from operations	$86,834

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,604	$4,974
Net realized gain (loss)	(8,072)	(429,190)
Realized gain distributions	59,296	93,044
Net change in unrealized appreciation (depreciation)	25,006	868,077

Increase (decrease) in net assets from operations	86,834	536,905

Contract owner transactions:
Proceeds from units sold	1,651,882	1,326,947
Cost of units redeemed	(1,553,481)	(1,904,165)
Account charges	(4,913)	(8,714)
Increase (decrease)	93,488	(585,932)
Net increase (decrease)	180,322	(49,027)
Net assets, beginning	1,765,835	1,814,862
Net assets, ending	$1,946,157	$1,765,835

Units sold	719,186	693,241
Units redeemed	(675,571)	(955,772)
Net increase (decrease)	43,615	(262,531)
Units outstanding, beginning	686,015	948,546
Units outstanding, ending	729,630	686,015

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,008,990
Cost of units redeemed/account charges	(16,898,398)
Net investment income (loss)	32,278
Net realized gain (loss)	(446,874)
Realized gain distributions	2,001,646
Net change in unrealized appreciation (depreciation)	248,515
Net assets	$1,946,157

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	347	$863	1.25%	2.2%	12/31/2020	$2.55	0	$0	1.00%	2.4%	12/31/2020	$2.62	0	$0	0.75%	2.7%
12/31/2019	2.44	368	897	1.25%	28.9%	12/31/2019	2.49	0	0	1.00%	29.3%	12/31/2019	2.55	0	0	0.75%	29.6%
12/31/2018	1.89	839	1,586	1.25%	-11.7%	12/31/2018	1.93	0	0	1.00%	-11.5%	12/31/2018	1.97	0	0	0.75%	-11.3%
12/31/2017	2.14	1,958	4,193	1.25%	14.5%	12/31/2017	2.18	0	0	1.00%	14.7%	12/31/2017	2.22	0	0	0.75%	15.0%
12/31/2016	1.87	2,921	5,466	1.25%	13.8%	12/31/2016	1.90	0	0	1.00%	14.0%	12/31/2016	1.93	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.69	0	$0	0.50%	3.0%	12/31/2020	$2.76	0	$0	0.25%	3.2%	12/31/2020	$2.83	383	$1,083	0.00%	3.5%
12/31/2019	2.61	0	0	0.50%	29.9%	12/31/2019	2.67	0	0	0.25%	30.2%	12/31/2019	2.73	318	869	0.00%	30.6%
12/31/2018	2.01	0	0	0.50%	-11.1%	12/31/2018	2.05	0	0	0.25%	-10.9%	12/31/2018	2.09	109	229	0.00%	-10.6%
12/31/2017	2.26	0	0	0.50%	15.3%	12/31/2017	2.30	0	0	0.25%	15.6%	12/31/2017	2.34	160	375	0.00%	15.9%
12/31/2016	1.96	0	0	0.50%	14.6%	12/31/2016	1.99	0	0	0.25%	14.9%	12/31/2016	2.02	302	611	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.1%
2018	0.9%
2017	0.9%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Total Return Bond Fund A Class - 06-811
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,683	$66,335	6,012
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$71,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,734	56,432	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$71,734	56,432

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,222
Mortality & expense charges	(830)
Net investment income (loss)	392

Gain (loss) on investments:
Net realized gain (loss)	266
Realized gain distributions	509
Net change in unrealized appreciation (depreciation)	4,652
Net gain (loss)	5,427

Increase (decrease) in net assets from operations	$5,819

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$392	$222
Net realized gain (loss)	266	(90)
Realized gain distributions	509	-
Net change in unrealized appreciation (depreciation)	4,652	2,160

Increase (decrease) in net assets from operations	5,819	2,292

Contract owner transactions:
Proceeds from units sold	7,940	31,824
Cost of units redeemed	(7,547)	(18,925)
Account charges	(2)	(2)
Increase (decrease)	391	12,897
Net increase (decrease)	6,210	15,189
Net assets, beginning	65,524	50,335
Net assets, ending	$71,734	$65,524

Units sold	6,373	27,441
Units redeemed	(6,409)	(16,683)
Net increase (decrease)	(36)	10,758
Units outstanding, beginning	56,468	45,710
Units outstanding, ending	56,432	56,468

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$284,989
Cost of units redeemed/account charges	(224,439)
Net investment income (loss)	3,837
Net realized gain (loss)	(823)
Realized gain distributions	2,822
Net change in unrealized appreciation (depreciation)	5,348
Net assets	$71,734

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	56	$72	1.25%	9.5%	12/31/2020	$1.30	0	$0	1.00%	9.8%	12/31/2020	$1.34	0	$0	0.75%	10.1%
12/31/2019	1.16	56	66	1.25%	5.4%	12/31/2019	1.19	0	0	1.00%	5.6%	12/31/2019	1.21	0	0	0.75%	5.9%
12/31/2018	1.10	46	50	1.25%	-1.7%	12/31/2018	1.12	0	0	1.00%	-1.5%	12/31/2018	1.15	0	0	0.75%	-1.2%
12/31/2017	1.12	49	55	1.25%	1.2%	12/31/2017	1.14	0	0	1.00%	1.4%	12/31/2017	1.16	0	0	0.75%	1.7%
12/31/2016	1.11	49	55	1.25%	1.5%	12/31/2016	1.12	0	0	1.00%	1.8%	12/31/2016	1.14	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	10.4%	12/31/2020	$1.41	0	$0	0.25%	10.6%	12/31/2020	$1.44	0	$0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	6.2%	12/31/2019	1.27	0	0	0.25%	6.4%	12/31/2019	1.30	0	0	0.00%	6.7%
12/31/2018	1.17	0	0	0.50%	-1.0%	12/31/2018	1.19	0	0	0.25%	-0.7%	12/31/2018	1.22	0	0	0.00%	-0.5%
12/31/2017	1.18	0	0	0.50%	1.9%	12/31/2017	1.20	0	0	0.25%	2.2%	12/31/2017	1.23	0	0	0.00%	2.4%
12/31/2016	1.16	0	0	0.50%	2.3%	12/31/2016	1.18	0	0	0.25%	2.5%	12/31/2016	1.20	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.4%
2018	1.8%
2017	2.1%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Emerging Markets Fund S Class - 06-747
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,154	$10,212	569
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$12,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,154	5,028	$2.42
Band 100	-	-	2.49
Band 75	-	-	2.57
Band 50	-	-	2.65
Band 25	-	-	2.73
Band 0	-	-	2.81
Total	$12,154	5,028

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$69
Mortality & expense charges	(712)
Net investment income (loss)	(643)

Gain (loss) on investments:
Net realized gain (loss)	(7,528)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(590)
Net gain (loss)	(8,118)

Increase (decrease) in net assets from operations	$(8,761)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(643)	$(1,021)
Net realized gain (loss)	(7,528)	(8,206)
Realized gain distributions	-	540
Net change in unrealized appreciation (depreciation)	(590)	50,498

Increase (decrease) in net assets from operations	(8,761)	41,811

Contract owner transactions:
Proceeds from units sold	8,428	37,149
Cost of units redeemed	(102,000)	(270,281)
Account charges	(193)	(383)
Increase (decrease)	(93,765)	(233,515)
Net increase (decrease)	(102,526)	(191,704)
Net assets, beginning	114,680	306,384
Net assets, ending	$12,154	$114,680

Units sold	4,246	18,248
Units redeemed	(50,682)	(128,490)
Net increase (decrease)	(46,436)	(110,242)
Units outstanding, beginning	51,464	161,706
Units outstanding, ending	5,028	51,464

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,918,352
Cost of units redeemed/account charges	(1,970,130)
Net investment income (loss)	(9,107)
Net realized gain (loss)	47,186
Realized gain distributions	23,911
Net change in unrealized appreciation (depreciation)	1,942
Net assets	$12,154

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.42	5	$12	1.25%	8.5%	12/31/2020	$2.49	0	$0	1.00%	8.8%	12/31/2020	$2.57	0	$0	0.75%	9.0%
12/31/2019	2.23	51	115	1.25%	17.6%	12/31/2019	2.29	0	0	1.00%	17.9%	12/31/2019	2.35	0	0	0.75%	18.2%
12/31/2018	1.89	162	306	1.25%	-17.8%	12/31/2018	1.94	0	0	1.00%	-17.6%	12/31/2018	1.99	0	0	0.75%	-17.3%
12/31/2017	2.30	159	366	1.25%	33.8%	12/31/2017	2.36	0	0	1.00%	34.1%	12/31/2017	2.41	0	0	0.75%	34.4%
12/31/2016	1.72	348	599	1.25%	10.1%	12/31/2016	1.76	0	0	1.00%	10.4%	12/31/2016	1.79	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.65	0	$0	0.50%	9.3%	12/31/2020	$2.73	0	$0	0.25%	9.6%	12/31/2020	$2.81	0	$0	0.00%	9.9%
12/31/2019	2.42	0	0	0.50%	18.5%	12/31/2019	2.49	0	0	0.25%	18.8%	12/31/2019	2.56	0	0	0.00%	19.1%
12/31/2018	2.04	0	0	0.50%	-17.1%	12/31/2018	2.09	0	0	0.25%	-16.9%	12/31/2018	2.15	0	0	0.00%	-16.7%
12/31/2017	2.47	0	0	0.50%	34.8%	12/31/2017	2.52	0	0	0.25%	35.1%	12/31/2017	2.58	0	0	0.00%	35.4%
12/31/2016	1.83	0	0	0.50%	10.9%	12/31/2016	1.87	0	0	0.25%	11.2%	12/31/2016	1.90	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	1.1%
2018	1.9%
2017	0.7%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Equity Fund S Class - 06-736
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,867	$4,469	471
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,867	1,189	$3.25
Band 100	-	-	3.35
Band 75	-	-	3.45
Band 50	-	-	3.56
Band 25	-	-	3.67
Band 0	-	-	3.78
Total	$3,867	1,189

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30
Mortality & expense charges	(37)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	(5)
Realized gain distributions	852
Net change in unrealized appreciation (depreciation)	(388)
Net gain (loss)	459

Increase (decrease) in net assets from operations	$452

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$80
Net realized gain (loss)	(5)	(3)
Realized gain distributions	852	226
Net change in unrealized appreciation (depreciation)	(388)	193

Increase (decrease) in net assets from operations	452	496

Contract owner transactions:
Proceeds from units sold	601	527
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	601	527
Net increase (decrease)	1,053	1,023
Net assets, beginning	2,814	1,791
Net assets, ending	$3,867	$2,814

Units sold	220	201
Units redeemed	-	-
Net increase (decrease)	220	201
Units outstanding, beginning	969	768
Units outstanding, ending	1,189	969

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,366
Cost of units redeemed/account charges	(4,095)
Net investment income (loss)	75
Net realized gain (loss)	195
Realized gain distributions	1,928
Net change in unrealized appreciation (depreciation)	(602)
Net assets	$3,867

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.25	1	$4	1.25%	12.0%	12/31/2020	$3.35	0	$0	1.00%	12.3%	12/31/2020	$3.45	0	$0	0.75%	12.5%
12/31/2019	2.90	1	3	1.25%	24.6%	12/31/2019	2.99	0	0	1.00%	25.0%	12/31/2019	3.07	0	0	0.75%	25.3%
12/31/2018	2.33	1	2	1.25%	-10.2%	12/31/2018	2.39	0	0	1.00%	-10.0%	12/31/2018	2.45	0	0	0.75%	-9.8%
12/31/2017	2.60	1	2	1.25%	21.7%	12/31/2017	2.66	0	0	1.00%	22.0%	12/31/2017	2.72	0	0	0.75%	22.3%
12/31/2016	2.13	2	4	1.25%	6.1%	12/31/2016	2.18	0	0	1.00%	6.4%	12/31/2016	2.22	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	0	$0	0.50%	12.8%	12/31/2020	$3.67	0	$0	0.25%	13.1%	12/31/2020	$3.78	0	$0	0.00%	13.4%
12/31/2019	3.16	0	0	0.50%	25.6%	12/31/2019	3.24	0	0	0.25%	25.9%	12/31/2019	3.33	0	0	0.00%	26.2%
12/31/2018	2.51	0	0	0.50%	-9.6%	12/31/2018	2.58	0	0	0.25%	-9.3%	12/31/2018	2.64	0	0	0.00%	-9.1%
12/31/2017	2.78	0	0	0.50%	22.6%	12/31/2017	2.84	0	0	0.25%	22.9%	12/31/2017	2.91	0	0	0.00%	23.2%
12/31/2016	2.27	0	0	0.50%	6.9%	12/31/2016	2.31	0	0	0.25%	7.2%	12/31/2016	2.36	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	4.7%
2018	1.1%
2017	0.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	0	$0	1.25%	-4.6%	12/31/2020	$1.83	0	$0	1.00%	-4.4%	12/31/2020	$1.87	0	$0	0.75%	-4.2%
12/31/2019	1.87	0	0	1.25%	26.1%	12/31/2019	1.91	0	0	1.00%	26.4%	12/31/2019	1.95	0	0	0.75%	26.7%
12/31/2018	1.49	0	0	1.25%	-11.1%	12/31/2018	1.51	0	0	1.00%	-10.9%	12/31/2018	1.54	0	0	0.75%	-10.6%
12/31/2017	1.67	0	0	1.25%	17.3%	12/31/2017	1.70	0	0	1.00%	17.6%	12/31/2017	1.72	0	0	0.75%	17.9%
12/31/2016	1.42	0	0	1.25%	7.8%	12/31/2016	1.44	0	0	1.00%	8.0%	12/31/2016	1.46	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	0	$0	0.50%	-3.9%	12/31/2020	$1.96	0	$0	0.25%	-3.7%	12/31/2020	$2.00	0	$0	0.00%	-3.4%
12/31/2019	1.99	0	0	0.50%	27.0%	12/31/2019	2.03	0	0	0.25%	27.3%	12/31/2019	2.07	0	0	0.00%	27.7%
12/31/2018	1.57	0	0	0.50%	-10.4%	12/31/2018	1.60	0	0	0.25%	-10.2%	12/31/2018	1.62	0	0	0.00%	-10.0%
12/31/2017	1.75	0	0	0.50%	18.2%	12/31/2017	1.78	0	0	0.25%	18.5%	12/31/2017	1.80	0	0	0.00%	18.8%
12/31/2016	1.48	0	0	0.50%	8.6%	12/31/2016	1.50	0	0	0.25%	8.8%	12/31/2016	1.52	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	1.25%	2.4%	12/31/2020	$1.46	0	$0	1.00%	2.6%	12/31/2020	$1.49	0	$0	0.75%	2.9%
12/31/2019	1.39	0	0	1.25%	9.5%	12/31/2019	1.42	0	0	1.00%	9.8%	12/31/2019	1.45	0	0	0.75%	10.1%
12/31/2018	1.27	0	0	1.25%	-4.4%	12/31/2018	1.30	0	0	1.00%	-4.2%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	8.4%	12/31/2017	1.35	0	0	1.00%	8.7%	12/31/2017	1.37	0	0	0.75%	8.9%
12/31/2016	1.23	0	0	1.25%	10.1%	12/31/2016	1.24	0	0	1.00%	10.4%	12/31/2016	1.26	0	0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	3.1%	12/31/2020	$1.56	0	$0	0.25%	3.4%	12/31/2020	$1.60	0	$0	0.00%	3.6%
12/31/2019	1.48	0	0	0.50%	10.3%	12/31/2019	1.51	0	0	0.25%	10.6%	12/31/2019	1.55	0	0	0.00%	10.9%
12/31/2018	1.34	0	0	0.50%	-3.7%	12/31/2018	1.37	0	0	0.25%	-3.4%	12/31/2018	1.39	0	0	0.00%	-3.2%
12/31/2017	1.40	0	0	0.50%	9.2%	12/31/2017	1.42	0	0	0.25%	9.5%	12/31/2017	1.44	0	0	0.00%	9.8%
12/31/2016	1.28	0	0	0.50%	11.0%	12/31/2016	1.29	0	0	0.25%	11.3%	12/31/2016	1.31	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Real Estate Securities Fund S Class - 06-739
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,147	$446,612	13,803
Receivables: investments sold	10,716
Payables: investments purchased	-
Net assets	$441,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$441,863	187,790	$2.35
Band 100	-	-	2.42
Band 75	-	-	2.50
Band 50	-	-	2.58
Band 25	-	-	2.65
Band 0	-	-	2.74
Total	$441,863	187,790

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,629
Mortality & expense charges	(5,443)
Net investment income (loss)	2,186

Gain (loss) on investments:
Net realized gain (loss)	(25,883)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,057)
Net gain (loss)	(39,940)

Increase (decrease) in net assets from operations	$(37,754)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,186	$21,637
Net realized gain (loss)	(25,883)	(2,027)
Realized gain distributions	-	8,895
Net change in unrealized appreciation (depreciation)	(14,057)	103,558

Increase (decrease) in net assets from operations	(37,754)	132,063

Contract owner transactions:
Proceeds from units sold	209,743	139,490
Cost of units redeemed	(131,629)	(585,930)
Account charges	(394)	(319)
Increase (decrease)	77,720	(446,759)
Net increase (decrease)	39,966	(314,696)
Net assets, beginning	401,897	716,593
Net assets, ending	$441,863	$401,897

Units sold	90,394	57,797
Units redeemed	(61,961)	(239,716)
Net increase (decrease)	28,433	(181,919)
Units outstanding, beginning	159,357	341,276
Units outstanding, ending	187,790	159,357

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,401,974
Cost of units redeemed/account charges	(5,772,010)
Net investment income (loss)	258,026
Net realized gain (loss)	179,291
Realized gain distributions	390,047
Net change in unrealized appreciation (depreciation)	(15,465)
Net assets	$441,863

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.35	188	$442	1.25%	-6.7%	12/31/2020	$2.42	0	$0	1.00%	-6.5%	12/31/2020	$2.50	0	$0	0.75%	-6.2%
12/31/2019	2.52	159	402	1.25%	20.1%	12/31/2019	2.59	0	0	1.00%	20.4%	12/31/2019	2.67	0	0	0.75%	20.7%
12/31/2018	2.10	341	717	1.25%	-7.2%	12/31/2018	2.15	0	0	1.00%	-6.9%	12/31/2018	2.21	0	0	0.75%	-6.7%
12/31/2017	2.26	783	1,770	1.25%	10.2%	12/31/2017	2.31	0	0	1.00%	10.5%	12/31/2017	2.37	0	0	0.75%	10.7%
12/31/2016	2.05	456	936	1.25%	1.5%	12/31/2016	2.09	0	0	1.00%	1.7%	12/31/2016	2.14	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.58	0	$0	0.50%	-6.0%	12/31/2020	$2.65	0	$0	0.25%	-5.8%	12/31/2020	$2.74	0	$0	0.00%	-5.5%
12/31/2019	2.74	0	0	0.50%	21.0%	12/31/2019	2.82	0	0	0.25%	21.3%	12/31/2019	2.90	0	0	0.00%	21.6%
12/31/2018	2.26	0	0	0.50%	-6.5%	12/31/2018	2.32	0	0	0.25%	-6.2%	12/31/2018	2.38	0	0	0.00%	-6.0%
12/31/2017	2.42	0	0	0.50%	11.0%	12/31/2017	2.48	0	0	0.25%	11.3%	12/31/2017	2.53	0	0	0.00%	11.6%
12/31/2016	2.18	0	0	0.50%	2.3%	12/31/2016	2.22	0	0	0.25%	2.5%	12/31/2016	2.27	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	5.6%
2018	3.0%
2017	2.6%
2016	4.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell International Developed Markets Fund S Class - 06-737 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.90
Band 100	-	-	1.96
Band 75	-	-	2.02
Band 50	-	-	2.08
Band 25	-	-	2.14
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.90	0	$0	1.25%	4.4%	12/31/2020	$1.96	0	$0	1.00%	4.7%	12/31/2020	$2.02	0	$0	0.75%	5.0%
12/31/2019	1.82	0	0	1.25%	18.4%	12/31/2019	1.87	0	0	1.00%	18.7%	12/31/2019	1.92	0	0	0.75%	19.0%
12/31/2018	1.54	0	0	1.25%	-16.4%	12/31/2018	1.57	0	0	1.00%	-16.2%	12/31/2018	1.62	0	0	0.75%	-16.0%
12/31/2017	1.84	0	0	1.25%	23.5%	12/31/2017	1.88	0	0	1.00%	23.8%	12/31/2017	1.92	0	0	0.75%	24.1%
12/31/2016	1.49	0	0	1.25%	1.1%	12/31/2016	1.52	0	0	1.00%	1.4%	12/31/2016	1.55	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.08	0	$0	0.50%	5.2%	12/31/2020	$2.14	0	$0	0.25%	5.5%	12/31/2020	$2.21	0	$0	0.00%	5.8%
12/31/2019	1.98	0	0	0.50%	19.3%	12/31/2019	2.03	0	0	0.25%	19.6%	12/31/2019	2.09	0	0	0.00%	19.9%
12/31/2018	1.66	0	0	0.50%	-15.8%	12/31/2018	1.70	0	0	0.25%	-15.5%	12/31/2018	1.74	0	0	0.00%	-15.3%
12/31/2017	1.97	0	0	0.50%	24.4%	12/31/2017	2.01	0	0	0.25%	24.7%	12/31/2017	2.06	0	0	0.00%	25.0%
12/31/2016	1.58	0	0	0.50%	1.9%	12/31/2016	1.61	0	0	0.25%	2.2%	12/31/2016	1.65	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Investment Grade Bond Fund S Class - 06-738
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$372,771	$360,810	16,865
Receivables: investments sold	6,693
Payables: investments purchased	-
Net assets	$379,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,464	239,562	$1.58
Band 100	-	-	1.63
Band 75	-	-	1.68
Band 50	-	-	1.73
Band 25	-	-	1.79
Band 0	-	-	1.84
Total	$379,464	239,562

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,679
Mortality & expense charges	(4,724)
Net investment income (loss)	955

Gain (loss) on investments:
Net realized gain (loss)	2,485
Realized gain distributions	12,870
Net change in unrealized appreciation (depreciation)	11,035
Net gain (loss)	26,390

Increase (decrease) in net assets from operations	$27,345

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$955	$7,295
Net realized gain (loss)	2,485	(397)
Realized gain distributions	12,870	-
Net change in unrealized appreciation (depreciation)	11,035	16,926

Increase (decrease) in net assets from operations	27,345	23,824

Contract owner transactions:
Proceeds from units sold	33,481	48,571
Cost of units redeemed	(59,342)	(1,014)
Account charges	(21)	(24)
Increase (decrease)	(25,882)	47,533
Net increase (decrease)	1,463	71,357
Net assets, beginning	378,001	306,644
Net assets, ending	$379,464	$378,001

Units sold	21,628	33,502
Units redeemed	(38,837)	(713)
Net increase (decrease)	(17,209)	32,789
Units outstanding, beginning	256,771	223,982
Units outstanding, ending	239,562	256,771

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$522,064
Cost of units redeemed/account charges	(195,343)
Net investment income (loss)	17,237
Net realized gain (loss)	(4,205)
Realized gain distributions	27,750
Net change in unrealized appreciation (depreciation)	11,961
Net assets	$379,464

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	240	$379	1.25%	7.6%	12/31/2020	$1.63	0	$0	1.00%	7.9%	12/31/2020	$1.68	0	$0	0.75%	8.1%
12/31/2019	1.47	257	378	1.25%	7.5%	12/31/2019	1.51	0	0	1.00%	7.8%	12/31/2019	1.56	0	0	0.75%	8.1%
12/31/2018	1.37	224	307	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.8%	12/31/2018	1.44	0	0	0.75%	-1.5%
12/31/2017	1.40	265	370	1.25%	2.2%	12/31/2017	1.43	0	0	1.00%	2.4%	12/31/2017	1.46	0	0	0.75%	2.7%
12/31/2016	1.37	237	324	1.25%	1.2%	12/31/2016	1.39	0	0	1.00%	1.5%	12/31/2016	1.42	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	0	$0	0.50%	8.4%	12/31/2020	$1.79	0	$0	0.25%	8.7%	12/31/2020	$1.84	0	$0	0.00%	9.0%
12/31/2019	1.60	0	0	0.50%	8.3%	12/31/2019	1.64	0	0	0.25%	8.6%	12/31/2019	1.69	0	0	0.00%	8.9%
12/31/2018	1.48	0	0	0.50%	-1.3%	12/31/2018	1.51	0	0	0.25%	-1.0%	12/31/2018	1.55	0	0	0.00%	-0.8%
12/31/2017	1.49	0	0	0.50%	3.0%	12/31/2017	1.53	0	0	0.25%	3.2%	12/31/2017	1.56	0	0	0.00%	3.5%
12/31/2016	1.45	0	0	0.50%	2.0%	12/31/2016	1.48	0	0	0.25%	2.2%	12/31/2016	1.51	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	3.4%
2018	2.4%
2017	1.4%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$950,639	$937,528	83,132
Receivables: investments sold	399
Payables: investments purchased	-
Net assets	$951,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$951,038	445,733	$2.13
Band 100	-	-	2.20
Band 75	-	-	2.27
Band 50	-	-	2.34
Band 25	-	-	2.41
Band 0	-	-	2.48
Total	$951,038	445,733

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,200
Mortality & expense charges	(12,689)
Net investment income (loss)	5,511

Gain (loss) on investments:
Net realized gain (loss)	(87,102)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	61,535
Net gain (loss)	(25,567)

Increase (decrease) in net assets from operations	$(20,056)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,511	$(1,292)
Net realized gain (loss)	(87,102)	(9,013)
Realized gain distributions	-	32,700
Net change in unrealized appreciation (depreciation)	61,535	135,355

Increase (decrease) in net assets from operations	(20,056)	157,750

Contract owner transactions:
Proceeds from units sold	107,225	132,153
Cost of units redeemed	(544,851)	(116,150)
Account charges	(3,336)	(3,516)
Increase (decrease)	(440,962)	12,487
Net increase (decrease)	(461,018)	170,237
Net assets, beginning	1,412,056	1,241,819
Net assets, ending	$951,038	$1,412,056

Units sold	58,390	72,248
Units redeemed	(296,036)	(65,802)
Net increase (decrease)	(237,646)	6,446
Units outstanding, beginning	683,379	676,933
Units outstanding, ending	445,733	683,379

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$34,088,471
Cost of units redeemed/account charges	(37,993,686)
Net investment income (loss)	1,033,857
Net realized gain (loss)	3,397,653
Realized gain distributions	411,632
Net change in unrealized appreciation (depreciation)	13,111
Net assets	$951,038

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	446	$951	1.25%	3.3%	12/31/2020	$2.20	0	$0	1.00%	3.5%	12/31/2020	$2.27	0	$0	0.75%	3.8%
12/31/2019	2.07	683	1,412	1.25%	12.6%	12/31/2019	2.12	0	0	1.00%	12.9%	12/31/2019	2.18	0	0	0.75%	13.2%
12/31/2018	1.83	677	1,242	1.25%	-7.2%	12/31/2018	1.88	0	0	1.00%	-6.9%	12/31/2018	1.93	0	0	0.75%	-6.7%
12/31/2017	1.98	643	1,271	1.25%	9.2%	12/31/2017	2.02	0	0	1.00%	9.5%	12/31/2017	2.07	0	0	0.75%	9.8%
12/31/2016	1.81	1,452	2,627	1.25%	7.8%	12/31/2016	1.85	0	0	1.00%	8.1%	12/31/2016	1.88	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.34	0	$0	0.50%	4.0%	12/31/2020	$2.41	0	$0	0.25%	4.3%	12/31/2020	$2.48	0	$0	0.00%	4.6%
12/31/2019	2.24	0	0	0.50%	13.5%	12/31/2019	2.31	0	0	0.25%	13.8%	12/31/2019	2.37	0	0	0.00%	14.1%
12/31/2018	1.98	0	0	0.50%	-6.5%	12/31/2018	2.03	0	0	0.25%	-6.2%	12/31/2018	2.08	0	0	0.00%	-6.0%
12/31/2017	2.11	0	0	0.50%	10.0%	12/31/2017	2.16	0	0	0.25%	10.3%	12/31/2017	2.21	0	0	0.00%	10.6%
12/31/2016	1.92	0	0	0.50%	8.6%	12/31/2016	1.96	0	0	0.25%	8.9%	12/31/2016	2.00	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.2%
2018	5.9%
2017	1.6%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,869,921	$3,688,504	343,493
Receivables: investments sold	1,250
Payables: investments purchased	-
Net assets	$3,871,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,120,864	1,625,417	$1.92
Band 100	580,239	289,893	2.00
Band 75	-	-	2.09
Band 50	170,068	78,190	2.18
Band 25	-	-	2.27
Band 0	-	-	2.36
Total	$3,871,171	1,993,500

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$54,916
Mortality & expense charges	(49,294)
Net investment income (loss)	5,622

Gain (loss) on investments:
Net realized gain (loss)	(10,019)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	105,474
Net gain (loss)	95,455

Increase (decrease) in net assets from operations	$101,077

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,622	$(13,842)
Net realized gain (loss)	(10,019)	4,477
Realized gain distributions	-	105,827
Net change in unrealized appreciation (depreciation)	105,474	455,134

Increase (decrease) in net assets from operations	101,077	551,596

Contract owner transactions:
Proceeds from units sold	318,434	249,690
Cost of units redeemed	(1,072,836)	(999,961)
Account charges	(760)	(1,642)
Increase (decrease)	(755,162)	(751,913)
Net increase (decrease)	(654,085)	(200,317)
Net assets, beginning	4,525,256	4,725,573
Net assets, ending	$3,871,171	$4,525,256

Units sold	208,422	139,664
Units redeemed	(612,451)	(552,611)
Net increase (decrease)	(404,029)	(412,947)
Units outstanding, beginning	2,397,529	2,810,476
Units outstanding, ending	1,993,500	2,397,529

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$60,772,878
Cost of units redeemed/account charges	(62,120,673)
Net investment income (loss)	1,936,413
Net realized gain (loss)	1,003,846
Realized gain distributions	2,097,290
Net change in unrealized appreciation (depreciation)	181,417
Net assets	$3,871,171

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	1,625	$3,121	1.25%	2.8%	12/31/2020	$2.00	290	$580	1.00%	3.0%	12/31/2020	$2.09	0	$0	0.75%	3.3%
12/31/2019	1.87	1,954	3,652	1.25%	12.1%	12/31/2019	1.94	365	709	1.00%	12.4%	12/31/2019	2.02	0	0	0.75%	12.7%
12/31/2018	1.67	2,307	3,844	1.25%	-7.7%	12/31/2018	1.73	419	724	1.00%	-7.4%	12/31/2018	1.79	0	0	0.75%	-7.2%
12/31/2017	1.80	2,524	4,556	1.25%	8.6%	12/31/2017	1.87	558	1,042	1.00%	8.8%	12/31/2017	1.93	0	0	0.75%	9.1%
12/31/2016	1.66	3,583	5,957	1.25%	7.3%	12/31/2016	1.72	668	1,146	1.00%	7.6%	12/31/2016	1.77	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	78	$170	0.50%	3.5%	12/31/2020	$2.27	0	$0	0.25%	3.8%	12/31/2020	$2.36	0	$0	0.00%	4.0%
12/31/2019	2.10	78	164	0.50%	13.0%	12/31/2019	2.18	0	0	0.25%	13.3%	12/31/2019	2.27	0	0	0.00%	13.5%
12/31/2018	1.86	85	157	0.50%	-7.0%	12/31/2018	1.93	0	0	0.25%	-6.7%	12/31/2018	2.00	0	0	0.00%	-6.5%
12/31/2017	2.00	147	294	0.50%	9.4%	12/31/2017	2.07	0	0	0.25%	9.6%	12/31/2017	2.14	0	0	0.00%	9.9%
12/31/2016	1.83	434	792	0.50%	8.1%	12/31/2016	1.89	0	0	0.25%	8.4%	12/31/2016	1.95	43	85	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	0.9%
2018	5.1%
2017	1.9%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,927	$140,523	14,213
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$143,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,979	83,272	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.84
Band 50	-	-	1.89
Band 25	-	-	1.95
Band 0	-	-	2.01
Total	$143,979	83,272

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,607
Mortality & expense charges	(1,721)
Net investment income (loss)	886

Gain (loss) on investments:
Net realized gain (loss)	64
Realized gain distributions	548
Net change in unrealized appreciation (depreciation)	4,819
Net gain (loss)	5,431

Increase (decrease) in net assets from operations	$6,317

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$886	$2,273
Net realized gain (loss)	64	(203)
Realized gain distributions	548	1,242
Net change in unrealized appreciation (depreciation)	4,819	7,756

Increase (decrease) in net assets from operations	6,317	11,068

Contract owner transactions:
Proceeds from units sold	6,185	7,978
Cost of units redeemed	(7,120)	(9,892)
Account charges	(113)	(39)
Increase (decrease)	(1,048)	(1,953)
Net increase (decrease)	5,269	9,115
Net assets, beginning	138,710	129,595
Net assets, ending	$143,979	$138,710

Units sold	3,758	6,210
Units redeemed	(4,315)	(7,376)
Net increase (decrease)	(557)	(1,166)
Units outstanding, beginning	83,829	84,995
Units outstanding, ending	83,272	83,829

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,282,058
Cost of units redeemed/account charges	(4,578,007)
Net investment income (loss)	164,314
Net realized gain (loss)	195,874
Realized gain distributions	76,336
Net change in unrealized appreciation (depreciation)	3,404
Net assets	$143,979

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	83	$144	1.25%	4.5%	12/31/2020	$1.78	0	$0	1.00%	4.8%	12/31/2020	$1.84	0	$0	0.75%	5.0%
12/31/2019	1.65	84	139	1.25%	8.5%	12/31/2019	1.70	0	0	1.00%	8.8%	12/31/2019	1.75	0	0	0.75%	9.1%
12/31/2018	1.52	85	130	1.25%	-3.5%	12/31/2018	1.56	0	0	1.00%	-3.2%	12/31/2018	1.60	0	0	0.75%	-3.0%
12/31/2017	1.58	129	204	1.25%	4.6%	12/31/2017	1.62	0	0	1.00%	4.9%	12/31/2017	1.65	0	0	0.75%	5.1%
12/31/2016	1.51	140	211	1.25%	4.3%	12/31/2016	1.54	0	0	1.00%	4.6%	12/31/2016	1.57	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	0.50%	5.3%	12/31/2020	$1.95	0	$0	0.25%	5.5%	12/31/2020	$2.01	0	$0	0.00%	5.8%
12/31/2019	1.80	0	0	0.50%	9.3%	12/31/2019	1.85	0	0	0.25%	9.6%	12/31/2019	1.90	0	0	0.00%	9.9%
12/31/2018	1.64	0	0	0.50%	-2.7%	12/31/2018	1.69	0	0	0.25%	-2.5%	12/31/2018	1.73	0	0	0.00%	-2.2%
12/31/2017	1.69	0	0	0.50%	5.4%	12/31/2017	1.73	0	0	0.25%	5.6%	12/31/2017	1.77	0	0	0.00%	5.9%
12/31/2016	1.60	0	0	0.50%	5.1%	12/31/2016	1.64	0	0	0.25%	5.4%	12/31/2016	1.67	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	3.0%
2018	2.5%
2017	2.3%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$866,975	$850,989	85,547
Receivables: investments sold	-
Payables: investments purchased	(378)
Net assets	$866,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$409,608	264,825	$1.55
Band 100	210,985	130,853	1.61
Band 75	-	-	1.68
Band 50	246,004	140,406	1.75
Band 25	-	-	1.83
Band 0	-	-	1.90
Total	$866,597	536,084

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,490
Mortality & expense charges	(7,918)
Net investment income (loss)	5,572

Gain (loss) on investments:
Net realized gain (loss)	(2,853)
Realized gain distributions	3,311
Net change in unrealized appreciation (depreciation)	42,451
Net gain (loss)	42,909

Increase (decrease) in net assets from operations	$48,481

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,572	$7,961
Net realized gain (loss)	(2,853)	(6,984)
Realized gain distributions	3,311	5,731
Net change in unrealized appreciation (depreciation)	42,451	45,563

Increase (decrease) in net assets from operations	48,481	52,271

Contract owner transactions:
Proceeds from units sold	129,884	191,021
Cost of units redeemed	(14,023)	(166,936)
Account charges	(181)	(246)
Increase (decrease)	115,680	23,839
Net increase (decrease)	164,161	76,110
Net assets, beginning	702,436	626,326
Net assets, ending	$866,597	$702,436

Units sold	112,565	127,069
Units redeemed	(35,939)	(113,170)
Net increase (decrease)	76,626	13,899
Units outstanding, beginning	459,458	445,559
Units outstanding, ending	536,084	459,458

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,801,588
Cost of units redeemed/account charges	(9,603,344)
Net investment income (loss)	356,761
Net realized gain (loss)	(25,468)
Realized gain distributions	321,074
Net change in unrealized appreciation (depreciation)	15,986
Net assets	$866,597

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	265	$410	1.25%	3.9%	12/31/2020	$1.61	131	$211	1.00%	4.2%	12/31/2020	$1.68	0	$0	0.75%	4.4%
12/31/2019	1.49	269	401	1.25%	7.9%	12/31/2019	1.55	133	206	1.00%	8.2%	12/31/2019	1.61	0	0	0.75%	8.5%
12/31/2018	1.38	280	386	1.25%	-4.0%	12/31/2018	1.43	135	193	1.00%	-3.7%	12/31/2018	1.48	0	0	0.75%	-3.5%
12/31/2017	1.44	452	648	1.25%	4.0%	12/31/2017	1.49	345	513	1.00%	4.3%	12/31/2017	1.54	0	0	0.75%	4.6%
12/31/2016	1.38	473	653	1.25%	3.9%	12/31/2016	1.42	429	611	1.00%	4.2%	12/31/2016	1.47	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	140	$246	0.50%	4.7%	12/31/2020	$1.83	0	$0	0.25%	4.9%	12/31/2020	$1.90	0	$0	0.00%	5.2%
12/31/2019	1.67	57	96	0.50%	8.8%	12/31/2019	1.74	0	0	0.25%	9.0%	12/31/2019	1.81	0	0	0.00%	9.3%
12/31/2018	1.54	31	47	0.50%	-3.2%	12/31/2018	1.60	0	0	0.25%	-3.0%	12/31/2018	1.66	0	0	0.00%	-2.7%
12/31/2017	1.59	89	142	0.50%	4.8%	12/31/2017	1.65	0	0	0.25%	5.1%	12/31/2017	1.70	0	0	0.00%	5.3%
12/31/2016	1.52	89	136	0.50%	4.7%	12/31/2016	1.57	0	0	0.25%	4.9%	12/31/2016	1.62	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.4%
2018	1.7%
2017	1.7%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$519,596	$453,508	38,032
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$519,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$519,522	215,975	$2.41
Band 100	-	-	2.48
Band 75	-	-	2.55
Band 50	-	-	2.63
Band 25	-	-	2.71
Band 0	-	-	2.80
Total	$519,522	215,975

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,943
Mortality & expense charges	(5,456)
Net investment income (loss)	4,487

Gain (loss) on investments:
Net realized gain (loss)	(114)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,555
Net gain (loss)	15,441

Increase (decrease) in net assets from operations	$19,928

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,487	$(186)
Net realized gain (loss)	(114)	2,283
Realized gain distributions	-	8,921
Net change in unrealized appreciation (depreciation)	15,555	57,788

Increase (decrease) in net assets from operations	19,928	68,806

Contract owner transactions:
Proceeds from units sold	39,957	29,545
Cost of units redeemed	(4,528)	(39,683)
Account charges	(210)	(197)
Increase (decrease)	35,219	(10,335)
Net increase (decrease)	55,147	58,471
Net assets, beginning	464,375	405,904
Net assets, ending	$519,522	$464,375

Units sold	19,883	13,829
Units redeemed	(3,188)	(19,362)
Net increase (decrease)	16,695	(5,533)
Units outstanding, beginning	199,280	204,813
Units outstanding, ending	215,975	199,280

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,234,423
Cost of units redeemed/account charges	(3,344,556)
Net investment income (loss)	63,855
Net realized gain (loss)	490,791
Realized gain distributions	8,921
Net change in unrealized appreciation (depreciation)	66,088
Net assets	$519,522

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	216	$520	1.25%	3.2%	12/31/2020	$2.48	0	$0	1.00%	3.5%	12/31/2020	$2.55	0	$0	0.75%	3.7%
12/31/2019	2.33	199	464	1.25%	17.6%	12/31/2019	2.40	0	0	1.00%	17.9%	12/31/2019	2.46	0	0	0.75%	18.2%
12/31/2018	1.98	205	406	1.25%	-10.4%	12/31/2018	2.03	0	0	1.00%	-10.2%	12/31/2018	2.08	0	0	0.75%	-10.0%
12/31/2017	2.21	213	471	1.25%	14.8%	12/31/2017	2.26	0	0	1.00%	15.1%	12/31/2017	2.32	0	0	0.75%	15.4%
12/31/2016	1.93	406	783	1.25%	9.8%	12/31/2016	1.97	0	0	1.00%	10.1%	12/31/2016	2.01	0	0	0.75%	10.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.63	0	$0	0.50%	4.0%	12/31/2020	$2.71	0	$0	0.25%	4.3%	12/31/2020	$2.80	0	$0	0.00%	4.5%
12/31/2019	2.53	0	0	0.50%	18.5%	12/31/2019	2.60	0	0	0.25%	18.8%	12/31/2019	2.68	0	0	0.00%	19.1%
12/31/2018	2.14	0	0	0.50%	-9.8%	12/31/2018	2.19	0	0	0.25%	-9.5%	12/31/2018	2.25	0	0	0.00%	-9.3%
12/31/2017	2.37	0	0	0.50%	15.6%	12/31/2017	2.42	0	0	0.25%	15.9%	12/31/2017	2.48	0	0	0.00%	16.2%
12/31/2016	2.05	0	0	0.50%	10.6%	12/31/2016	2.09	0	0	0.25%	10.9%	12/31/2016	2.13	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.1%
2018	4.7%
2017	2.2%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,298,660	$1,040,707	96,527
Receivables: investments sold	-
Payables: investments purchased	(44,763)
Net assets	$1,253,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$684,257	332,770	$2.06
Band 100	146,618	68,402	2.14
Band 75	-	-	2.23
Band 50	423,022	181,611	2.33
Band 25	-	-	2.43
Band 0	-	-	2.53
Total	$1,253,897	582,783

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,697
Mortality & expense charges	(11,860)
Net investment income (loss)	10,837

Gain (loss) on investments:
Net realized gain (loss)	16,606
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,876
Net gain (loss)	21,482

Increase (decrease) in net assets from operations	$32,319

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,837	$(3,081)
Net realized gain (loss)	16,606	87,990
Realized gain distributions	-	27,616
Net change in unrealized appreciation (depreciation)	4,876	127,930

Increase (decrease) in net assets from operations	32,319	240,455

Contract owner transactions:
Proceeds from units sold	27,610	56,708
Cost of units redeemed	(170,129)	(513,117)
Account charges	(425)	(404)
Increase (decrease)	(142,944)	(456,813)
Net increase (decrease)	(110,625)	(216,358)
Net assets, beginning	1,364,522	1,580,880
Net assets, ending	$1,253,897	$1,364,522

Units sold	17,724	32,102
Units redeemed	(90,206)	(275,630)
Net increase (decrease)	(72,482)	(243,528)
Units outstanding, beginning	655,265	898,793
Units outstanding, ending	582,783	655,265

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,002,091
Cost of units redeemed/account charges	(10,776,186)
Net investment income (loss)	264,751
Net realized gain (loss)	218,467
Realized gain distributions	286,821
Net change in unrealized appreciation (depreciation)	257,953
Net assets	$1,253,897

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.06	333	$684	1.25%	2.8%	12/31/2020	$2.14	68	$147	1.00%	3.0%	12/31/2020	$2.23	0	$0	0.75%	3.3%
12/31/2019	2.00	388	777	1.25%	16.9%	12/31/2019	2.08	77	161	1.00%	17.2%	12/31/2019	2.16	0	0	0.75%	17.5%
12/31/2018	1.71	625	1,070	1.25%	-10.8%	12/31/2018	1.77	84	149	1.00%	-10.6%	12/31/2018	1.84	0	0	0.75%	-10.4%
12/31/2017	1.92	621	1,193	1.25%	14.1%	12/31/2017	1.99	92	184	1.00%	14.4%	12/31/2017	2.05	0	0	0.75%	14.7%
12/31/2016	1.68	921	1,548	1.25%	9.3%	12/31/2016	1.74	75	131	1.00%	9.6%	12/31/2016	1.79	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.33	182	$423	0.50%	3.5%	12/31/2020	$2.43	0	$0	0.25%	3.8%	12/31/2020	$2.53	0	$0	0.00%	4.1%
12/31/2019	2.25	190	427	0.50%	17.8%	12/31/2019	2.34	0	0	0.25%	18.1%	12/31/2019	2.43	0	0	0.00%	18.4%
12/31/2018	1.91	190	362	0.50%	-10.2%	12/31/2018	1.98	0	0	0.25%	-9.9%	12/31/2018	2.05	0	0	0.00%	-9.7%
12/31/2017	2.13	190	405	0.50%	15.0%	12/31/2017	2.20	0	0	0.25%	15.3%	12/31/2017	2.28	0	0	0.00%	15.6%
12/31/2016	1.85	200	370	0.50%	10.1%	12/31/2016	1.91	0	0	0.25%	10.4%	12/31/2016	1.97	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.9%
2018	4.7%
2017	2.3%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Growth Strategy Fund R1 Class - 06-663
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,697,774	$1,555,475	133,927
Receivables: investments sold	432
Payables: investments purchased	-
Net assets	$1,698,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,698,206	734,330	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$1,698,206	734,330

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,838
Mortality & expense charges	(18,242)
Net investment income (loss)	(5,404)

Gain (loss) on investments:
Net realized gain (loss)	(5,269)
Realized gain distributions	963
Net change in unrealized appreciation (depreciation)	99,963
Net gain (loss)	95,657

Increase (decrease) in net assets from operations	$90,253

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,404)	$231
Net realized gain (loss)	(5,269)	5,049
Realized gain distributions	963	74,276
Net change in unrealized appreciation (depreciation)	99,963	129,901

Increase (decrease) in net assets from operations	90,253	209,457

Contract owner transactions:
Proceeds from units sold	134,646	134,674
Cost of units redeemed	(68,215)	(326,705)
Account charges	(505)	(1,401)
Increase (decrease)	65,926	(193,432)
Net increase (decrease)	156,179	16,025
Net assets, beginning	1,542,027	1,526,002
Net assets, ending	$1,698,206	$1,542,027

Units sold	67,254	65,215
Units redeemed	(34,837)	(158,586)
Net increase (decrease)	32,417	(93,371)
Units outstanding, beginning	701,913	795,284
Units outstanding, ending	734,330	701,913

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,933,458
Cost of units redeemed/account charges	(6,907,029)
Net investment income (loss)	265,851
Net realized gain (loss)	1,068,677
Realized gain distributions	194,950
Net change in unrealized appreciation (depreciation)	142,299
Net assets	$1,698,206

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	734	$1,698	1.25%	5.3%	12/31/2020	$2.38	0	$0	1.00%	5.5%	12/31/2020	$2.46	0	$0	0.75%	5.8%
12/31/2019	2.20	702	1,542	1.25%	14.5%	12/31/2019	2.26	0	0	1.00%	14.8%	12/31/2019	2.32	0	0	0.75%	15.1%
12/31/2018	1.92	795	1,526	1.25%	-8.5%	12/31/2018	1.97	0	0	1.00%	-8.3%	12/31/2018	2.02	0	0	0.75%	-8.1%
12/31/2017	2.10	779	1,635	1.25%	12.8%	12/31/2017	2.15	0	0	1.00%	13.0%	12/31/2017	2.19	0	0	0.75%	13.3%
12/31/2016	1.86	1,098	2,042	1.25%	8.5%	12/31/2016	1.90	0	0	1.00%	8.8%	12/31/2016	1.94	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	6.1%	12/31/2020	$2.61	0	$0	0.25%	6.3%	12/31/2020	$2.69	0	$0	0.00%	6.6%
12/31/2019	2.39	0	0	0.50%	15.4%	12/31/2019	2.45	0	0	0.25%	15.6%	12/31/2019	2.52	0	0	0.00%	15.9%
12/31/2018	2.07	0	0	0.50%	-7.8%	12/31/2018	2.12	0	0	0.25%	-7.6%	12/31/2018	2.18	0	0	0.00%	-7.4%
12/31/2017	2.24	0	0	0.50%	13.6%	12/31/2017	2.30	0	0	0.25%	13.9%	12/31/2017	2.35	0	0	0.00%	14.2%
12/31/2016	1.98	0	0	0.50%	9.3%	12/31/2016	2.02	0	0	0.25%	9.6%	12/31/2016	2.06	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.3%
2018	5.7%
2017	2.5%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Growth Strategy Fund R5 Class - 06-670
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,929,682	$1,678,369	154,868
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$1,929,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,388,473	684,124	$2.03
Band 100	232,261	109,785	2.12
Band 75	-	-	2.21
Band 50	308,924	134,371	2.30
Band 25	-	-	2.40
Band 0	-	-	2.50
Total	$1,929,658	928,280

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,794
Mortality & expense charges	(21,218)
Net investment income (loss)	(10,424)

Gain (loss) on investments:
Net realized gain (loss)	27,273
Realized gain distributions	1,113
Net change in unrealized appreciation (depreciation)	70,554
Net gain (loss)	98,940

Increase (decrease) in net assets from operations	$88,516

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,424)	$(1,374)
Net realized gain (loss)	27,273	50,858
Realized gain distributions	1,113	102,565
Net change in unrealized appreciation (depreciation)	70,554	140,816

Increase (decrease) in net assets from operations	88,516	292,865

Contract owner transactions:
Proceeds from units sold	71,626	90,504
Cost of units redeemed	(380,927)	(447,105)
Account charges	(634)	(667)
Increase (decrease)	(309,935)	(357,268)
Net increase (decrease)	(221,419)	(64,403)
Net assets, beginning	2,151,077	2,215,480
Net assets, ending	$1,929,658	$2,151,077

Units sold	40,248	80,314
Units redeemed	(198,161)	(271,932)
Net increase (decrease)	(157,913)	(191,618)
Units outstanding, beginning	1,086,193	1,277,811
Units outstanding, ending	928,280	1,086,193

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,196,774
Cost of units redeemed/account charges	(21,224,109)
Net investment income (loss)	571,186
Net realized gain (loss)	1,432,610
Realized gain distributions	701,884
Net change in unrealized appreciation (depreciation)	251,313
Net assets	$1,929,658

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	684	$1,388	1.25%	4.8%	12/31/2020	$2.12	110	$232	1.00%	5.1%	12/31/2020	$2.21	0	$0	0.75%	5.3%
12/31/2019	1.94	799	1,548	1.25%	13.9%	12/31/2019	2.01	130	262	1.00%	14.2%	12/31/2019	2.09	0	0	0.75%	14.5%
12/31/2018	1.70	963	1,638	1.25%	-8.9%	12/31/2018	1.76	144	253	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.87	1,003	1,873	1.25%	12.2%	12/31/2017	1.93	160	310	1.00%	12.4%	12/31/2017	2.00	0	0	0.75%	12.7%
12/31/2016	1.67	1,494	2,487	1.25%	8.0%	12/31/2016	1.72	227	390	1.00%	8.3%	12/31/2016	1.77	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.30	134	$309	0.50%	5.6%	12/31/2020	$2.40	0	$0	0.25%	5.9%	12/31/2020	$2.50	0	$0	0.00%	6.1%
12/31/2019	2.18	157	341	0.50%	14.7%	12/31/2019	2.26	0	0	0.25%	15.0%	12/31/2019	2.35	0	0	0.00%	15.3%
12/31/2018	1.90	171	324	0.50%	-8.3%	12/31/2018	1.97	0	0	0.25%	-8.0%	12/31/2018	2.04	0	0	0.00%	-7.8%
12/31/2017	2.07	246	508	0.50%	13.0%	12/31/2017	2.14	0	0	0.25%	13.3%	12/31/2017	2.21	0	0	0.00%	13.6%
12/31/2016	1.83	246	450	0.50%	8.8%	12/31/2016	1.89	0	0	0.25%	9.1%	12/31/2016	1.95	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	4.9%
2017	2.3%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$560,028	$568,384	53,501
Receivables: investments sold	133
Payables: investments purchased	-
Net assets	$560,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,161	292,687	$1.91
Band 100	-	-	1.97
Band 75	-	-	2.03
Band 50	-	-	2.09
Band 25	-	-	2.16
Band 0	-	-	2.22
Total	$560,161	292,687

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,561
Mortality & expense charges	(6,514)
Net investment income (loss)	47

Gain (loss) on investments:
Net realized gain (loss)	(5,019)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,355
Net gain (loss)	14,336

Increase (decrease) in net assets from operations	$14,383

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47	$3,096
Net realized gain (loss)	(5,019)	(3,541)
Realized gain distributions	-	12,522
Net change in unrealized appreciation (depreciation)	19,355	37,994

Increase (decrease) in net assets from operations	14,383	50,071

Contract owner transactions:
Proceeds from units sold	37,259	77,122
Cost of units redeemed	(22,362)	(107,822)
Account charges	(465)	(362)
Increase (decrease)	14,432	(31,062)
Net increase (decrease)	28,815	19,009
Net assets, beginning	531,346	512,337
Net assets, ending	$560,161	$531,346

Units sold	20,916	42,334
Units redeemed	(12,485)	(58,936)
Net increase (decrease)	8,431	(16,602)
Units outstanding, beginning	284,256	300,858
Units outstanding, ending	292,687	284,256

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,262,741
Cost of units redeemed/account charges	(10,045,473)
Net investment income (loss)	603,768
Net realized gain (loss)	1,626,811
Realized gain distributions	120,670
Net change in unrealized appreciation (depreciation)	(8,356)
Net assets	$560,161

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	293	$560	1.25%	2.4%	12/31/2020	$1.97	0	$0	1.00%	2.6%	12/31/2020	$2.03	0	$0	0.75%	2.9%
12/31/2019	1.87	284	531	1.25%	9.8%	12/31/2019	1.92	0	0	1.00%	10.0%	12/31/2019	1.98	0	0	0.75%	10.3%
12/31/2018	1.70	301	512	1.25%	-5.4%	12/31/2018	1.75	0	0	1.00%	-5.2%	12/31/2018	1.79	0	0	0.75%	-5.0%
12/31/2017	1.80	285	513	1.25%	7.3%	12/31/2017	1.84	0	0	1.00%	7.6%	12/31/2017	1.88	0	0	0.75%	7.9%
12/31/2016	1.68	391	657	1.25%	6.5%	12/31/2016	1.71	0	0	1.00%	6.8%	12/31/2016	1.75	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.09	0	$0	0.50%	3.2%	12/31/2020	$2.16	0	$0	0.25%	3.4%	12/31/2020	$2.22	0	$0	0.00%	3.7%
12/31/2019	2.03	0	0	0.50%	10.6%	12/31/2019	2.09	0	0	0.25%	10.9%	12/31/2019	2.15	0	0	0.00%	11.1%
12/31/2018	1.84	0	0	0.50%	-4.7%	12/31/2018	1.88	0	0	0.25%	-4.5%	12/31/2018	1.93	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	8.1%	12/31/2017	1.97	0	0	0.25%	8.4%	12/31/2017	2.02	0	0	0.00%	8.7%
12/31/2016	1.78	0	0	0.50%	7.3%	12/31/2016	1.82	0	0	0.25%	7.6%	12/31/2016	1.86	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.9%
2018	4.4%
2017	2.1%
2016	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,261,764	$1,269,259	121,319
Receivables: investments sold	-
Payables: investments purchased	(1,258)
Net assets	$1,260,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$988,895	582,007	$1.70
Band 100	264,249	149,193	1.77
Band 75	-	-	1.85
Band 50	7,362	3,825	1.92
Band 25	-	-	2.01
Band 0	-	-	2.09
Total	$1,260,506	735,025

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,315
Mortality & expense charges	(14,878)
Net investment income (loss)	(1,563)

Gain (loss) on investments:
Net realized gain (loss)	(8,462)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,909
Net gain (loss)	22,447

Increase (decrease) in net assets from operations	$20,884

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,563)	$1,317
Net realized gain (loss)	(8,462)	(9,190)
Realized gain distributions	-	28,360
Net change in unrealized appreciation (depreciation)	30,909	120,240

Increase (decrease) in net assets from operations	20,884	140,727

Contract owner transactions:
Proceeds from units sold	13,346	42,908
Cost of units redeemed	(97,644)	(457,062)
Account charges	(470)	(571)
Increase (decrease)	(84,768)	(414,725)
Net increase (decrease)	(63,884)	(273,998)
Net assets, beginning	1,324,390	1,598,388
Net assets, ending	$1,260,506	$1,324,390

Units sold	29,618	26,452
Units redeemed	(81,188)	(272,060)
Net increase (decrease)	(51,570)	(245,608)
Units outstanding, beginning	786,595	1,032,203
Units outstanding, ending	735,025	786,595

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,505,469
Cost of units redeemed/account charges	(12,581,484)
Net investment income (loss)	606,576
Net realized gain (loss)	108,693
Realized gain distributions	628,747
Net change in unrealized appreciation (depreciation)	(7,495)
Net assets	$1,260,506

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	582	$989	1.25%	1.8%	12/31/2020	$1.77	149	$264	1.00%	2.0%	12/31/2020	$1.85	0	$0	0.75%	2.3%
12/31/2019	1.67	625	1,044	1.25%	9.2%	12/31/2019	1.74	157	273	1.00%	9.4%	12/31/2019	1.81	0	0	0.75%	9.7%
12/31/2018	1.53	789	1,207	1.25%	-5.9%	12/31/2018	1.59	192	305	1.00%	-5.7%	12/31/2018	1.65	0	0	0.75%	-5.4%
12/31/2017	1.63	1,154	1,875	1.25%	6.9%	12/31/2017	1.68	223	376	1.00%	7.2%	12/31/2017	1.74	0	0	0.75%	7.4%
12/31/2016	1.52	1,393	2,118	1.25%	5.9%	12/31/2016	1.57	260	408	1.00%	6.2%	12/31/2016	1.62	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	4	$7	0.50%	2.5%	12/31/2020	$2.01	0	$0	0.25%	2.8%	12/31/2020	$2.09	0	$0	0.00%	3.1%
12/31/2019	1.88	4	7	0.50%	10.0%	12/31/2019	1.95	0	0	0.25%	10.3%	12/31/2019	2.03	0	0	0.00%	10.5%
12/31/2018	1.71	50	86	0.50%	-5.2%	12/31/2018	1.77	0	0	0.25%	-4.9%	12/31/2018	1.84	0	0	0.00%	-4.7%
12/31/2017	1.80	103	186	0.50%	7.7%	12/31/2017	1.86	0	0	0.25%	8.0%	12/31/2017	1.93	0	0	0.00%	8.2%
12/31/2016	1.67	103	172	0.50%	6.7%	12/31/2016	1.72	0	0	0.25%	7.0%	12/31/2016	1.78	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.4%
2018	3.2%
2017	1.8%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Short Duration Bond Fund S Class - 06-748
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,599	$250,655	12,988
Receivables: investments sold	570
Payables: investments purchased	-
Net assets	$257,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,169	198,579	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.38
Band 50	-	-	1.42
Band 25	-	-	1.46
Band 0	-	-	1.51
Total	$257,169	198,579

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,412
Mortality & expense charges	(4,884)
Net investment income (loss)	3,528

Gain (loss) on investments:
Net realized gain (loss)	7,757
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,293
Net gain (loss)	11,050

Increase (decrease) in net assets from operations	$14,578

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,528	$12,880
Net realized gain (loss)	7,757	7,639
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,293	16,653

Increase (decrease) in net assets from operations	14,578	37,172

Contract owner transactions:
Proceeds from units sold	103,239	358,627
Cost of units redeemed	(272,015)	(1,169,270)
Account charges	(25)	(1,223)
Increase (decrease)	(168,801)	(811,866)
Net increase (decrease)	(154,223)	(774,694)
Net assets, beginning	411,392	1,186,086
Net assets, ending	$257,169	$411,392

Units sold	80,646	324,763
Units redeemed	(211,424)	(977,149)
Net increase (decrease)	(130,778)	(652,386)
Units outstanding, beginning	329,357	981,743
Units outstanding, ending	198,579	329,357

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,199,556
Cost of units redeemed/account charges	(3,993,013)
Net investment income (loss)	41,491
Net realized gain (loss)	279
Realized gain distributions	2,912
Net change in unrealized appreciation (depreciation)	5,944
Net assets	$257,169

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	199	$257	1.25%	3.7%	12/31/2020	$1.33	0	$0	1.00%	3.9%	12/31/2020	$1.38	0	$0	0.75%	4.2%
12/31/2019	1.25	329	411	1.25%	3.4%	12/31/2019	1.28	0	0	1.00%	3.6%	12/31/2019	1.32	0	0	0.75%	3.9%
12/31/2018	1.21	982	1,186	1.25%	0.0%	12/31/2018	1.24	0	0	1.00%	0.3%	12/31/2018	1.27	0	0	0.75%	0.5%
12/31/2017	1.21	1,527	1,845	1.25%	0.1%	12/31/2017	1.24	0	0	1.00%	0.3%	12/31/2017	1.26	0	0	0.75%	0.6%
12/31/2016	1.21	1,282	1,547	1.25%	1.2%	12/31/2016	1.23	0	0	1.00%	1.5%	12/31/2016	1.26	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	4.5%	12/31/2020	$1.46	0	$0	0.25%	4.7%	12/31/2020	$1.51	0	$0	0.00%	5.0%
12/31/2019	1.36	0	0	0.50%	4.2%	12/31/2019	1.39	0	0	0.25%	4.4%	12/31/2019	1.43	0	0	0.00%	4.7%
12/31/2018	1.30	0	0	0.50%	0.8%	12/31/2018	1.34	0	0	0.25%	1.0%	12/31/2018	1.37	0	0	0.00%	1.3%
12/31/2017	1.29	0	0	0.50%	0.8%	12/31/2017	1.32	0	0	0.25%	1.1%	12/31/2017	1.35	0	0	0.00%	1.3%
12/31/2016	1.28	0	0	0.50%	2.0%	12/31/2016	1.31	0	0	0.25%	2.2%	12/31/2016	1.33	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	3.3%
2018	2.4%
2017	1.3%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Strategic Bond Fund S Class - 06-741 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.83
Band 50	-	-	1.89
Band 25	-	-	1.95
Band 0	-	-	2.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,284,325
Cost of units redeemed/account charges	(1,299,164)
Net investment income (loss)	(1,986)
Net realized gain (loss)	(10,514)
Realized gain distributions	27,339
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.73	0	$0	1.25%	7.5%	12/31/2020	$1.78	0	$0	1.00%	7.8%	12/31/2020	$1.83	0	$0	0.75%	8.1%
12/31/2019	1.61	0	0	1.25%	8.1%	12/31/2019	1.65	0	0	1.00%	8.4%	12/31/2019	1.70	0	0	0.75%	8.7%
12/31/2018	1.49	0	0	1.25%	-2.0%	12/31/2018	1.52	0	0	1.00%	-1.7%	12/31/2018	1.56	0	0	0.75%	-1.5%
12/31/2017	1.52	0	0	1.25%	2.8%	12/31/2017	1.55	0	0	1.00%	3.0%	12/31/2017	1.59	0	0	0.75%	3.3%
12/31/2016	1.47	735	1,083	1.25%	2.0%	12/31/2016	1.50	0	0	1.00%	2.2%	12/31/2016	1.53	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	0.50%	8.3%	12/31/2020	$1.95	0	$0	0.25%	8.6%	12/31/2020	$2.01	0	$0	0.00%	8.9%
12/31/2019	1.74	0	0	0.50%	8.9%	12/31/2019	1.79	0	0	0.25%	9.2%	12/31/2019	1.84	0	0	0.00%	9.5%
12/31/2018	1.60	0	0	0.50%	-1.3%	12/31/2018	1.64	0	0	0.25%	-1.0%	12/31/2018	1.68	0	0	0.00%	-0.8%
12/31/2017	1.62	0	0	0.50%	3.6%	12/31/2017	1.66	0	0	0.25%	3.8%	12/31/2017	1.70	0	0	0.00%	4.1%
12/31/2016	1.57	0	0	0.50%	2.7%	12/31/2016	1.60	0	0	0.25%	3.0%	12/31/2016	1.63	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.6%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Equity Income Fund S Class - 06-742
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,886	$170,149	6,641
Receivables: investments sold	-
Payables: investments purchased	(177)
Net assets	$181,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,709	48,814	$3.72
Band 100	-	-	3.84
Band 75	-	-	3.95
Band 50	-	-	4.07
Band 25	-	-	4.20
Band 0	-	-	4.33
Total	$181,709	48,814

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,449
Mortality & expense charges	(1,968)
Net investment income (loss)	481

Gain (loss) on investments:
Net realized gain (loss)	(379)
Realized gain distributions	3,709
Net change in unrealized appreciation (depreciation)	8,604
Net gain (loss)	11,934

Increase (decrease) in net assets from operations	$12,415

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$481	$979
Net realized gain (loss)	(379)	(557)
Realized gain distributions	3,709	-
Net change in unrealized appreciation (depreciation)	8,604	37,320

Increase (decrease) in net assets from operations	12,415	37,742

Contract owner transactions:
Proceeds from units sold	-	9
Cost of units redeemed	(3,262)	(1,500)
Account charges	(29)	(33)
Increase (decrease)	(3,291)	(1,524)
Net increase (decrease)	9,124	36,218
Net assets, beginning	172,585	136,367
Net assets, ending	$181,709	$172,585

Units sold	-	3
Units redeemed	(1,030)	(478)
Net increase (decrease)	(1,030)	(475)
Units outstanding, beginning	49,844	50,319
Units outstanding, ending	48,814	49,844

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$186,865
Cost of units redeemed/account charges	(211,712)
Net investment income (loss)	(231)
Net realized gain (loss)	54,286
Realized gain distributions	140,764
Net change in unrealized appreciation (depreciation)	11,737
Net assets	$181,709

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.72	49	$182	1.25%	7.5%	12/31/2020	$3.84	0	$0	1.00%	7.8%	12/31/2020	$3.95	0	$0	0.75%	8.0%
12/31/2019	3.46	50	173	1.25%	27.8%	12/31/2019	3.56	0	0	1.00%	28.1%	12/31/2019	3.66	0	0	0.75%	28.4%
12/31/2018	2.71	50	136	1.25%	-9.3%	12/31/2018	2.78	0	0	1.00%	-9.1%	12/31/2018	2.85	0	0	0.75%	-8.9%
12/31/2017	2.99	63	189	1.25%	19.6%	12/31/2017	3.06	0	0	1.00%	19.9%	12/31/2017	3.13	0	0	0.75%	20.2%
12/31/2016	2.50	71	177	1.25%	9.9%	12/31/2016	2.55	0	0	1.00%	10.2%	12/31/2016	2.60	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.07	0	$0	0.50%	8.3%	12/31/2020	$4.20	0	$0	0.25%	8.6%	12/31/2020	$4.33	0	$0	0.00%	8.9%
12/31/2019	3.76	0	0	0.50%	28.7%	12/31/2019	3.87	0	0	0.25%	29.1%	12/31/2019	3.97	0	0	0.00%	29.4%
12/31/2018	2.92	0	0	0.50%	-8.6%	12/31/2018	3.00	0	0	0.25%	-8.4%	12/31/2018	3.07	0	0	0.00%	-8.2%
12/31/2017	3.20	0	0	0.50%	20.5%	12/31/2017	3.27	0	0	0.25%	20.8%	12/31/2017	3.35	0	0	0.00%	21.1%
12/31/2016	2.65	0	0	0.50%	10.8%	12/31/2016	2.71	0	0	0.25%	11.0%	12/31/2016	2.76	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.9%
2018	1.4%
2017	1.1%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Sustainable Equity Fund S Class - 06-744
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,328	$3,145	66
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$3,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,331	859	$3.88
Band 100	-	-	3.99
Band 75	-	-	4.12
Band 50	-	-	4.24
Band 25	-	-	4.37
Band 0	-	-	4.51
Total	$3,331	859

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30
Mortality & expense charges	(35)
Net investment income (loss)	(5)

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	435
Net change in unrealized appreciation (depreciation)	(65)
Net gain (loss)	372

Increase (decrease) in net assets from operations	$367

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5)	$(9)
Net realized gain (loss)	2	3
Realized gain distributions	435	284
Net change in unrealized appreciation (depreciation)	(65)	251

Increase (decrease) in net assets from operations	367	529

Contract owner transactions:
Proceeds from units sold	257	261
Cost of units redeemed	-	-
Account charges	(8)	(8)
Increase (decrease)	249	253
Net increase (decrease)	616	782
Net assets, beginning	2,715	1,933
Net assets, ending	$3,331	$2,715

Units sold	76	82
Units redeemed	(2)	(2)
Net increase (decrease)	74	80
Units outstanding, beginning	785	705
Units outstanding, ending	859	785

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,103
Cost of units redeemed/account charges	(33)
Net investment income (loss)	(13)
Net realized gain (loss)	21
Realized gain distributions	1,070
Net change in unrealized appreciation (depreciation)	183
Net assets	$3,331

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.88	1	$3	1.25%	12.1%	12/31/2020	$3.99	0	$0	1.00%	12.3%	12/31/2020	$4.12	0	$0	0.75%	12.6%
12/31/2019	3.46	1	3	1.25%	26.1%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.65	0	0	0.75%	26.8%
12/31/2018	2.74	1	2	1.25%	-3.6%	12/31/2018	2.81	0	0	1.00%	-3.4%	12/31/2018	2.88	0	0	0.75%	-3.1%
12/31/2017	2.84	1	2	1.25%	16.8%	12/31/2017	2.91	0	0	1.00%	17.1%	12/31/2017	2.98	0	0	0.75%	17.4%
12/31/2016	2.43	0	1	1.25%	8.9%	12/31/2016	2.48	0	0	1.00%	9.2%	12/31/2016	2.53	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.24	0	$0	0.50%	12.9%	12/31/2020	$4.37	0	$0	0.25%	13.2%	12/31/2020	$4.51	0	$0	0.00%	13.5%
12/31/2019	3.76	0	0	0.50%	27.1%	12/31/2019	3.86	0	0	0.25%	27.4%	12/31/2019	3.97	0	0	0.00%	27.7%
12/31/2018	2.96	0	0	0.50%	-2.9%	12/31/2018	3.03	0	0	0.25%	-2.6%	12/31/2018	3.11	0	0	0.00%	-2.4%
12/31/2017	3.04	0	0	0.50%	17.7%	12/31/2017	3.11	0	0	0.25%	18.0%	12/31/2017	3.18	0	0	0.00%	18.3%
12/31/2016	2.59	0	0	0.50%	9.8%	12/31/2016	2.64	0	0	0.25%	10.0%	12/31/2016	2.69	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.9%
2018	1.2%
2017	0.9%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Dynamic Equity Fund S Class - 06-743 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.67
Band 100	-	-	4.81
Band 75	-	-	4.96
Band 50	-	-	5.11
Band 25	-	-	5.27
Band 0	-	-	5.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.67	0	$0	1.25%	20.9%	12/31/2020	$4.81	0	$0	1.00%	21.2%	12/31/2020	$4.96	0	$0	0.75%	21.5%
12/31/2019	3.86	0	0	1.25%	28.1%	12/31/2019	3.97	0	0	1.00%	28.4%	12/31/2019	4.08	0	0	0.75%	28.8%
12/31/2018	3.01	0	0	1.25%	-13.7%	12/31/2018	3.09	0	0	1.00%	-13.5%	12/31/2018	3.17	0	0	0.75%	-13.3%
12/31/2017	3.49	0	0	1.25%	19.1%	12/31/2017	3.57	0	0	1.00%	19.4%	12/31/2017	3.65	0	0	0.75%	19.7%
12/31/2016	2.93	0	0	1.25%	12.7%	12/31/2016	2.99	0	0	1.00%	13.0%	12/31/2016	3.05	0	0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.11	0	$0	0.50%	21.8%	12/31/2020	$5.27	0	$0	0.25%	22.1%	12/31/2020	$5.43	0	$0	0.00%	22.4%
12/31/2019	4.19	0	0	0.50%	29.1%	12/31/2019	4.31	0	0	0.25%	29.4%	12/31/2019	4.43	0	0	0.00%	29.7%
12/31/2018	3.25	0	0	0.50%	-13.1%	12/31/2018	3.33	0	0	0.25%	-12.9%	12/31/2018	3.42	0	0	0.00%	-12.6%
12/31/2017	3.74	0	0	0.50%	20.0%	12/31/2017	3.82	0	0	0.25%	20.3%	12/31/2017	3.91	0	0	0.00%	20.6%
12/31/2016	3.12	0	0	0.50%	13.6%	12/31/2016	3.18	0	0	0.25%	13.9%	12/31/2016	3.24	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Small Cap Equity Fund S Class - 06-749
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,733	$125,387	4,522
Receivables: investments sold	-
Payables: investments purchased	(1,363)
Net assets	$142,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,370	36,996	$3.85
Band 100	-	-	3.97
Band 75	-	-	4.09
Band 50	-	-	4.21
Band 25	-	-	4.34
Band 0	-	-	4.47
Total	$142,370	36,996

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$768
Mortality & expense charges	(1,603)
Net investment income (loss)	(835)

Gain (loss) on investments:
Net realized gain (loss)	(5,029)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,323
Net gain (loss)	11,294

Increase (decrease) in net assets from operations	$10,459

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(835)	$(3,245)
Net realized gain (loss)	(5,029)	(69,638)
Realized gain distributions	-	5,308
Net change in unrealized appreciation (depreciation)	16,323	106,265

Increase (decrease) in net assets from operations	10,459	38,690

Contract owner transactions:
Proceeds from units sold	6,376	675,473
Cost of units redeemed	(31,952)	(909,044)
Account charges	(49)	(173)
Increase (decrease)	(25,625)	(233,744)
Net increase (decrease)	(15,166)	(195,054)
Net assets, beginning	157,536	352,590
Net assets, ending	$142,370	$157,536

Units sold	2,219	206,532
Units redeemed	(10,844)	(285,485)
Net increase (decrease)	(8,625)	(78,953)
Units outstanding, beginning	45,621	124,574
Units outstanding, ending	36,996	45,621

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,260,188
Cost of units redeemed/account charges	(1,155,862)
Net investment income (loss)	(8,865)
Net realized gain (loss)	(62,952)
Realized gain distributions	91,515
Net change in unrealized appreciation (depreciation)	18,346
Net assets	$142,370

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.85	37	$142	1.25%	11.4%	12/31/2020	$3.97	0	$0	1.00%	11.7%	12/31/2020	$4.09	0	$0	0.75%	12.0%
12/31/2019	3.45	46	158	1.25%	22.0%	12/31/2019	3.55	0	0	1.00%	22.3%	12/31/2019	3.65	0	0	0.75%	22.6%
12/31/2018	2.83	125	353	1.25%	-13.1%	12/31/2018	2.90	0	0	1.00%	-12.9%	12/31/2018	2.98	0	0	0.75%	-12.7%
12/31/2017	3.26	75	244	1.25%	12.9%	12/31/2017	3.33	0	0	1.00%	13.2%	12/31/2017	3.41	0	0	0.75%	13.5%
12/31/2016	2.89	47	136	1.25%	20.3%	12/31/2016	2.94	0	0	1.00%	20.6%	12/31/2016	3.00	0	0	0.75%	20.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.21	0	$0	0.50%	12.3%	12/31/2020	$4.34	0	$0	0.25%	12.6%	12/31/2020	$4.47	0	$0	0.00%	12.8%
12/31/2019	3.75	0	0	0.50%	22.9%	12/31/2019	3.86	0	0	0.25%	23.2%	12/31/2019	3.96	0	0	0.00%	23.5%
12/31/2018	3.05	0	0	0.50%	-12.5%	12/31/2018	3.13	0	0	0.25%	-12.3%	12/31/2018	3.21	0	0	0.00%	-12.0%
12/31/2017	3.49	0	0	0.50%	13.8%	12/31/2017	3.57	0	0	0.25%	14.0%	12/31/2017	3.65	0	0	0.00%	14.3%
12/31/2016	3.07	0	0	0.50%	21.2%	12/31/2016	3.13	0	0	0.25%	21.5%	12/31/2016	3.19	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.5%
2018	0.7%
2017	0.2%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Real Estate Securities Fund R6 Class - 06-FFM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$342,742	$344,927	10,703
Receivables: investments sold	-
Payables: investments purchased	(135)
Net assets	$342,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$342,607	296,320	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$342,607	296,320

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,402
Mortality & expense charges	(3,775)
Net investment income (loss)	1,627

Gain (loss) on investments:
Net realized gain (loss)	(6,447)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(10,727)
Net gain (loss)	(17,174)

Increase (decrease) in net assets from operations	$(15,547)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,627	$7,181
Net realized gain (loss)	(6,447)	3,659
Realized gain distributions	-	3,013
Net change in unrealized appreciation (depreciation)	(10,727)	19,866

Increase (decrease) in net assets from operations	(15,547)	33,719

Contract owner transactions:
Proceeds from units sold	77,833	182,289
Cost of units redeemed	(43,134)	(55,001)
Account charges	(573)	(269)
Increase (decrease)	34,126	127,019
Net increase (decrease)	18,579	160,738
Net assets, beginning	324,028	163,290
Net assets, ending	$342,607	$324,028

Units sold	76,198	149,874
Units redeemed	(41,807)	(46,753)
Net increase (decrease)	34,391	103,121
Units outstanding, beginning	261,929	158,808
Units outstanding, ending	296,320	261,929

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$466,001
Cost of units redeemed/account charges	(136,824)
Net investment income (loss)	13,732
Net realized gain (loss)	(2,662)
Realized gain distributions	4,545
Net change in unrealized appreciation (depreciation)	(2,185)
Net assets	$342,607

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	296	$343	1.25%	-6.5%	12/31/2020	$1.17	0	$0	1.00%	-6.3%	12/31/2020	$1.18	0	$0	0.75%	-6.1%
12/31/2019	1.24	262	324	1.25%	20.3%	12/31/2019	1.25	0	0	1.00%	20.6%	12/31/2019	1.26	0	0	0.75%	20.9%
12/31/2018	1.03	159	163	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.8%	12/31/2018	1.04	0	0	0.75%	-6.5%
12/31/2017	1.11	0	0	1.25%	10.4%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.9%
12/31/2016	1.00	0	0	1.25%	0.2%	12/31/2016	1.00	0	0	1.00%	0.2%	12/31/2016	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	-5.8%	12/31/2020	$1.20	0	$0	0.25%	-5.6%	12/31/2020	$1.22	0	$0	0.00%	-5.4%
12/31/2019	1.27	0	0	0.50%	21.2%	12/31/2019	1.28	0	0	0.25%	21.5%	12/31/2019	1.29	0	0	0.00%	21.8%
12/31/2018	1.04	0	0	0.50%	-6.3%	12/31/2018	1.05	0	0	0.25%	-6.1%	12/31/2018	1.06	0	0	0.00%	-5.8%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.8%
12/31/2016	1.00	0	0	0.50%	0.2%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	3.8%
2018	8.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	8.7%	12/31/2020	$1.21	0	$0	1.00%	8.9%	12/31/2020	$1.22	0	$0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	17.8%	12/31/2019	1.11	0	0	1.00%	18.1%	12/31/2019	1.11	0	0	0.75%	18.4%
12/31/2018	0.93	0	0	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.5%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	9.5%	12/31/2020	$1.24	0	$0	0.25%	9.8%	12/31/2020	$1.25	0	$0	0.00%	10.0%
12/31/2019	1.12	0	0	0.50%	18.7%	12/31/2019	1.13	0	0	0.25%	19.0%	12/31/2019	1.14	0	0	0.00%	19.3%
12/31/2018	0.94	0	0	0.50%	-17.0%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	7.7%	12/31/2020	$1.15	0	$0	1.00%	8.0%	12/31/2020	$1.16	0	$0	0.75%	8.3%
12/31/2019	1.06	0	0	1.25%	7.7%	12/31/2019	1.06	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.2%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	8.6%	12/31/2020	$1.18	0	$0	0.25%	8.8%	12/31/2020	$1.19	0	$0	0.00%	9.1%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	9.0%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.9%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	7.6%	12/31/2020	$1.15	0	$0	1.00%	7.9%	12/31/2020	$1.16	0	$0	0.75%	8.1%
12/31/2019	1.06	0	0	1.25%	8.2%	12/31/2019	1.07	0	0	1.00%	8.4%	12/31/2019	1.07	0	0	0.75%	8.7%
12/31/2018	0.98	0	0	1.25%	-1.8%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	8.4%	12/31/2020	$1.18	0	$0	0.25%	8.7%	12/31/2020	$1.19	0	$0	0.00%	8.9%
12/31/2019	1.08	0	0	0.50%	9.0%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.10	0	0	0.00%	9.5%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,856	$50,345	1,870
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$58,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,892	45,080	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$58,892	45,080

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$318
Mortality & expense charges	(608)
Net investment income (loss)	(290)

Gain (loss) on investments:
Net realized gain (loss)	(1,867)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,743
Net gain (loss)	4,876

Increase (decrease) in net assets from operations	$4,586

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(290)	$252
Net realized gain (loss)	(1,867)	4
Realized gain distributions	-	1,992
Net change in unrealized appreciation (depreciation)	6,743	1,768

Increase (decrease) in net assets from operations	4,586	4,016

Contract owner transactions:
Proceeds from units sold	4,818	55,515
Cost of units redeemed	(10,043)	-
Account charges	-	-
Increase (decrease)	(5,225)	55,515
Net increase (decrease)	(639)	59,531
Net assets, beginning	59,531	-
Net assets, ending	$58,892	$59,531

Units sold	4,746	50,855
Units redeemed	(10,521)	-
Net increase (decrease)	(5,775)	50,855
Units outstanding, beginning	50,855	-
Units outstanding, ending	45,080	50,855

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$60,333
Cost of units redeemed/account charges	(10,043)
Net investment income (loss)	(38)
Net realized gain (loss)	(1,863)
Realized gain distributions	1,992
Net change in unrealized appreciation (depreciation)	8,511
Net assets	$58,892

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	45	$59	1.25%	11.6%	12/31/2020	$1.32	0	$0	1.00%	11.9%	12/31/2020	$1.33	0	$0	0.75%	12.2%
12/31/2019	1.17	51	60	1.25%	22.2%	12/31/2019	1.18	0	0	1.00%	22.5%	12/31/2019	1.19	0	0	0.75%	22.8%
12/31/2018	0.96	0	0	1.25%	-13.0%	12/31/2018	0.96	0	0	1.00%	-12.8%	12/31/2018	0.97	0	0	0.75%	-12.6%
12/31/2017	1.10	0	0	1.25%	10.2%	12/31/2017	1.10	0	0	1.00%	10.3%	12/31/2017	1.10	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	12.4%	12/31/2020	$1.35	0	$0	0.25%	12.7%	12/31/2020	$1.37	0	$0	0.00%	13.0%
12/31/2019	1.19	0	0	0.50%	23.1%	12/31/2019	1.20	0	0	0.25%	23.4%	12/31/2019	1.21	0	0	0.00%	23.7%
12/31/2018	0.97	0	0	0.50%	-12.4%	12/31/2018	0.97	0	0	0.25%	-12.1%	12/31/2018	0.98	0	0	0.00%	-11.9%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Commodity Strategies Fund S Class - 06-491
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,346	$16,095	2,632
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$13,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,346	27,016	$0.49
Band 100	-	-	0.51
Band 75	-	-	0.52
Band 50	-	-	0.53
Band 25	-	-	0.54
Band 0	-	-	0.55
Total	$13,346	27,016

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$69
Mortality & expense charges	(146)
Net investment income (loss)	(77)

Gain (loss) on investments:
Net realized gain (loss)	(56)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(202)
Net gain (loss)	(258)

Increase (decrease) in net assets from operations	$(335)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(77)	$223
Net realized gain (loss)	(56)	(33)
Realized gain distributions	-	18
Net change in unrealized appreciation (depreciation)	(202)	662

Increase (decrease) in net assets from operations	(335)	870

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	(335)	870
Net assets, beginning	13,681	12,811
Net assets, ending	$13,346	$13,681

Units sold	-	1
Units redeemed	-	-
Net increase (decrease)	-	1
Units outstanding, beginning	27,016	27,015
Units outstanding, ending	27,016	27,016

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$574,101
Cost of units redeemed/account charges	(448,266)
Net investment income (loss)	(4,836)
Net realized gain (loss)	(104,928)
Realized gain distributions	24
Net change in unrealized appreciation (depreciation)	(2,749)
Net assets	$13,346

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.49	27	$13	1.25%	-2.4%	12/31/2020	$0.51	0	$0	1.00%	-2.2%	12/31/2020	$0.52	0	$0	0.75%	-2.0%
12/31/2019	0.51	27	14	1.25%	6.8%	12/31/2019	0.52	0	0	1.00%	7.1%	12/31/2019	0.53	0	0	0.75%	7.3%
12/31/2018	0.47	27	13	1.25%	-13.5%	12/31/2018	0.48	0	0	1.00%	-13.2%	12/31/2018	0.49	0	0	0.75%	-13.0%
12/31/2017	0.55	27	15	1.25%	0.5%	12/31/2017	0.56	0	0	1.00%	0.7%	12/31/2017	0.57	0	0	0.75%	1.0%
12/31/2016	0.55	42	23	1.25%	9.0%	12/31/2016	0.55	0	0	1.00%	9.2%	12/31/2016	0.56	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.53	0	$0	0.50%	-1.7%	12/31/2020	$0.54	0	$0	0.25%	-1.5%	12/31/2020	$0.55	0	$0	0.00%	-1.2%
12/31/2019	0.54	0	0	0.50%	7.6%	12/31/2019	0.55	0	0	0.25%	7.9%	12/31/2019	0.56	0	0	0.00%	8.1%
12/31/2018	0.50	0	0	0.50%	-12.8%	12/31/2018	0.51	0	0	0.25%	-12.6%	12/31/2018	0.52	0	0	0.00%	-12.4%
12/31/2017	0.57	0	0	0.50%	1.2%	12/31/2017	0.58	0	0	0.25%	1.5%	12/31/2017	0.59	0	0	0.00%	1.7%
12/31/2016	0.57	0	0	0.50%	9.8%	12/31/2016	0.57	0	0	0.25%	10.1%	12/31/2016	0.58	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.9%
2018	1.1%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Equity 500 Index R Class - 06-167
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,824,343	$23,368,593	118,163
Receivables: investments sold	50,655
Payables: investments purchased	-
Net assets	$33,874,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,730,914	737,525	$32.18
Band 100	5,218,690	156,004	33.45
Band 75	-	-	34.78
Band 50	2,396,898	66,286	36.16
Band 25	-	-	37.59
Band 0	2,528,496	64,694	39.08
Total	$33,874,998	1,024,509

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$325,560
Mortality & expense charges	(331,628)
Net investment income (loss)	(6,068)

Gain (loss) on investments:
Net realized gain (loss)	2,928,838
Realized gain distributions	92,707
Net change in unrealized appreciation (depreciation)	1,720,679
Net gain (loss)	4,742,224

Increase (decrease) in net assets from operations	$4,736,156

Statement of Changes in Net Assets

	Period ended December 31, 2020 *		Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,068)		$71,086
Net realized gain (loss)	2,928,838		2,571,188
Realized gain distributions	92,707		861,907
Net change in unrealized appreciation (depreciation)	1,720,679		5,317,080

Increase (decrease) in net assets from operations	4,736,156		8,821,261

Contract owner transactions:
Proceeds from units sold	7,994,496		9,447,968
Cost of units redeemed	(14,356,451)		(12,887,854)
Account charges	(21,566)		(31,773)
Increase (decrease)	(6,383,521)		(3,471,659)
Net increase (decrease)	(1,647,365)		5,349,602
Net assets, beginning	35,522,363		30,172,761
Net assets, ending	$33,874,998		$35,522,363

Units sold	1,367,343	(a)	3,889,893	(a)
Units redeemed	(12,851,283)	(a)	(5,173,622)	(a)
Net increase (decrease)	(11,483,940)		(1,283,729)
Units outstanding, beginning	12,508,449	(a)	13,792,178	(a)
Units outstanding, ending	1,024,509		12,508,449

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$128,591,191
Cost of units redeemed/account charges	(131,696,041)
Net investment income (loss)	934,933
Net realized gain (loss)	22,178,903
Realized gain distributions	3,410,262
Net change in unrealized appreciation (depreciation)	10,455,750
Net assets	$33,874,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
(a) Effective April 17, 2020, the fund underwent a 1-for-10 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$32.18	738	$23,731	1.25%	16.2%	12/31/2020 (a)	$33.45	156	$5,219	1.00%	16.5%	12/31/2020 (a)	$34.78	0	$0	0.75%	16.8%
12/31/2019 (a)	27.70	9,132	25,290	1.25%	29.0%	12/31/2019 (a)	28.72	1,814	5,211	1.00%	29.3%	12/31/2019 (a)	29.79	0	0	0.75%	29.6%
12/31/2018 (a)	21.48	10,478	22,502	1.25%	-6.2%	12/31/2018 (a)	22.22	1,972	4,381	1.00%	-6.0%	12/31/2018 (a)	22.98	0	0	0.75%	-5.8%
12/31/2017 (a)	22.90	13,491	30,896	1.25%	19.5%	12/31/2017 (a)	23.63	2,689	6,355	1.00%	19.8%	12/31/2017 (a)	24.39	0	0	0.75%	20.1%
12/31/2016 (a)	19.17	14,267	27,352	1.25%	9.9%	12/31/2016 (a)	19.73	3,136	6,189	1.00%	10.2%	12/31/2016 (a)	20.31	0	0	0.75%	10.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$36.16	66	$2,397	0.50%	17.0%	12/31/2020 (a)	$37.59	0	$0	0.25%	17.3%	12/31/2020 (a)	$39.08	65	$2,528	0.00%	17.6%
12/31/2019 (a)	30.89	731	2,259	0.50%	29.9%	12/31/2019 (a)	32.04	0	0	0.25%	30.3%	12/31/2019 (a)	33.23	831	2,763	0.00%	30.6%
12/31/2018 (a)	23.78	758	1,803	0.50%	-5.5%	12/31/2018 (a)	24.60	0	0	0.25%	-5.3%	12/31/2018 (a)	25.45	584	1,486	0.00%	-5.0%
12/31/2017 (a)	25.17	833	2,096	0.50%	20.4%	12/31/2017 (a)	25.97	0	0	0.25%	20.7%	12/31/2017 (a)	26.80	665	1,781	0.00%	21.0%
12/31/2016 (a)	20.91	881	1,842	0.50%	10.7%	12/31/2016 (a)	21.52	0	0	0.25%	11.0%	12/31/2016 (a)	22.15	1,290	2,858	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	1.2%
2017	1.6%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2020 Fund K Class - 06-3TT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	10.3%	12/31/2020	$1.21	0	$0	1.00%	10.6%	12/31/2020	$1.22	0	$0	0.75%	10.8%
12/31/2019	1.09	0	0	1.25%	9.3%	12/31/2019	1.10	0	0	1.00%	9.5%	12/31/2019	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	11.1%	12/31/2020	$1.23	0	$0	0.25%	11.4%	12/31/2020	$1.23	0	$0	0.00%	11.7%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2025 Fund K Class - 06-3TV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	1.25%	13.4%	12/31/2020	$1.26	0	$0	1.00%	13.7%	12/31/2020	$1.27	0	$0	0.75%	14.0%
12/31/2019	1.11	0	0	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	14.3%	12/31/2020	$1.28	0	$0	0.25%	14.6%	12/31/2020	$1.29	0	$0	0.00%	14.8%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2030 Fund K Class - 06-3TW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	1.25%	15.8%	12/31/2020	$1.30	0	$0	1.00%	16.1%	12/31/2020	$1.31	0	$0	0.75%	16.4%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	16.7%	12/31/2020	$1.32	0	$0	0.25%	17.0%	12/31/2020	$1.33	0	$0	0.00%	17.2%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2040 Fund K Class - 06-3TY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	1.25%	17.3%	12/31/2020	$1.33	0	$0	1.00%	17.6%	12/31/2020	$1.33	0	$0	0.75%	17.9%
12/31/2019	1.13	0	0	1.25%	12.6%	12/31/2019	1.13	0	0	1.00%	12.8%	12/31/2019	1.13	0	0	0.75%	13.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	18.2%	12/31/2020	$1.35	0	$0	0.25%	18.5%	12/31/2020	$1.35	0	$0	0.00%	18.8%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.6%	12/31/2019	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2045 Fund K Class - 06-3V3 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	17.8%	12/31/2020	$1.33	0	$0	1.00%	18.1%	12/31/2020	$1.34	0	$0	0.75%	18.4%
12/31/2019	1.13	0	0	1.25%	12.7%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	18.7%	12/31/2020	$1.35	0	$0	0.25%	19.0%	12/31/2020	$1.36	0	$0	0.00%	19.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.14	0	0	0.25%	13.7%	12/31/2019	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2050 Fund K Class - 06-3V4 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	18.3%	12/31/2020	$1.34	0	$0	1.00%	18.6%	12/31/2020	$1.35	0	$0	0.75%	18.9%
12/31/2019	1.13	0	0	1.25%	12.9%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	19.2%	12/31/2020	$1.36	0	$0	0.25%	19.5%	12/31/2020	$1.37	0	$0	0.00%	19.8%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2055 Fund K Class - 06-3V6 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	18.2%	12/31/2020	$1.34	0	$0	1.00%	18.5%	12/31/2020	$1.35	0	$0	0.75%	18.8%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	19.1%	12/31/2020	$1.36	0	$0	0.25%	19.4%	12/31/2020	$1.36	0	$0	0.00%	19.7%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2060 Fund K Class - 06-3V7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	1.25%	18.1%	12/31/2020	$1.34	0	$0	1.00%	18.4%	12/31/2020	$1.35	0	$0	0.75%	18.7%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	19.0%	12/31/2020	$1.36	0	$0	0.25%	19.3%	12/31/2020	$1.37	0	$0	0.00%	19.6%
12/31/2019	1.14	0	0	0.50%	13.7%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2035 Fund K Cl - 06-3VR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	16.7%	12/31/2020	$1.32	0	$0	1.00%	17.0%	12/31/2020	$1.32	0	$0	0.75%	17.3%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.5%	12/31/2019	1.13	0	0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	17.6%	12/31/2020	$1.33	0	$0	0.25%	17.9%	12/31/2020	$1.34	0	$0	0.00%	18.2%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement Fund K Class - 06-3V9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	8.9%	12/31/2020	$1.18	0	$0	1.00%	9.2%	12/31/2020	$1.18	0	$0	0.75%	9.5%
12/31/2019	1.08	0	0	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	9.7%	12/31/2020	$1.19	0	$0	0.25%	10.0%	12/31/2020	$1.20	0	$0	0.00%	10.3%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.09	0	0	0.25%	8.5%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Equity 500 Index Admin Class - 06-225
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,698,187	$139,885,099	857,545
Receivables: investments sold	297,317
Payables: investments purchased	-
Net assets	$245,995,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,058,582	2,428,870	$97.19
Band 100	-	-	101.47
Band 75	-	-	105.94
Band 50	-	-	110.61
Band 25	-	-	115.48
Band 0	9,936,922	82,420	120.56
Total	$245,995,504	2,511,290

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,460,185
Mortality & expense charges	(2,682,808)
Net investment income (loss)	777,377

Gain (loss) on investments:
Net realized gain (loss)	20,595,625
Realized gain distributions	672,061
Net change in unrealized appreciation (depreciation)	13,832,495
Net gain (loss)	35,100,181

Increase (decrease) in net assets from operations	$35,877,558

Statement of Changes in Net Assets

	Period ended December 31, 2020 *		Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$777,377		$1,280,294
Net realized gain (loss)	20,595,625		20,883,806
Realized gain distributions	672,061		5,835,286
Net change in unrealized appreciation (depreciation)	13,832,495		33,160,063

Increase (decrease) in net assets from operations	35,877,558		61,159,449

Contract owner transactions:
Proceeds from units sold	52,694,208		39,611,734
Cost of units redeemed	(84,015,092)		(72,207,662)
Account charges	(155,210)		(136,380)
Increase (decrease)	(31,476,094)		(32,732,308)
Net increase (decrease)	4,401,464		28,427,141
Net assets, beginning	241,594,040		213,166,899
Net assets, ending	$245,995,504		$241,594,040

Units sold	3,465,419	(a)	5,459,863	(a)
Units redeemed	(29,622,278)	(a)	(9,615,650)	(a)
Net increase (decrease)	(26,156,859)		(4,155,787)
Units outstanding, beginning	28,668,149	(a)	32,823,936	(a)
Units outstanding, ending	2,511,290		28,668,149

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,098,656,429
Cost of units redeemed/account charges	(1,142,900,605)
Net investment income (loss)	23,264,753
Net realized gain (loss)	137,992,819
Realized gain distributions	23,169,020
Net change in unrealized appreciation (depreciation)	105,813,088
Net assets	$245,995,504

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
(a) Effective April 17, 2020, the fund underwent a 1-for-10 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$97.19	2,429	$236,059	1.25%	16.7%	12/31/2020 (a)	$101.47	0	$0	1.00%	17.0%	12/31/2020 (a)	$105.94	0	$0	0.75%	17.3%
12/31/2019 (a)	83.29	27,165	226,264	1.25%	29.5%	12/31/2019 (a)	86.74	3	30	1.00%	29.8%	12/31/2019 (a)	90.34	0	0	0.75%	30.2%
12/31/2018 (a)	64.31	31,293	201,253	1.25%	-5.8%	12/31/2018 (a)	66.81	2	16	1.00%	-5.5%	12/31/2018 (a)	69.41	0	0	0.75%	-5.3%
12/31/2017 (a)	68.24	38,380	261,913	1.25%	19.9%	12/31/2017 (a)	70.71	2	13	1.00%	20.2%	12/31/2017 (a)	73.28	0	0	0.75%	20.5%
12/31/2016 (a)	56.90	40,651	231,317	1.25%	10.4%	12/31/2016 (a)	58.82	0	1	1.00%	10.6%	12/31/2016 (a)	60.80	0	0	0.75%	10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020 (a)	$110.61	0	$0	0.50%	17.6%	12/31/2020 (a)	$115.48	0	$0	0.25%	17.8%	12/31/2020 (a)	$120.56	82	$9,937	0.00%	18.1%
12/31/2019 (a)	94.09	0	0	0.50%	30.5%	12/31/2019 (a)	97.99	0	0	0.25%	30.8%	12/31/2019 (a)	102.05	1,499	15,300	0.00%	31.1%
12/31/2018 (a)	72.11	0	0	0.50%	-5.0%	12/31/2018 (a)	74.91	0	0	0.25%	-4.8%	12/31/2018 (a)	77.82	1,529	11,898	0.00%	-4.6%
12/31/2017 (a)	75.94	0	0	0.50%	20.8%	12/31/2017 (a)	78.69	0	0	0.25%	21.1%	12/31/2017 (a)	81.54	1,549	12,634	0.00%	21.4%
12/31/2016 (a)	62.85	0	0	0.50%	11.2%	12/31/2016 (a)	64.96	0	0	0.25%	11.5%	12/31/2016 (a)	67.15	3,381	22,701	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.8%
2018	1.6%
2017	2.1%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,180	$59,417	1,305
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$62,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,198	33,178	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$62,198	33,178

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$197
Mortality & expense charges	(275)
Net investment income (loss)	(78)

Gain (loss) on investments:
Net realized gain (loss)	7
Realized gain distributions	4,512
Net change in unrealized appreciation (depreciation)	2,764
Net gain (loss)	7,283

Increase (decrease) in net assets from operations	$7,205

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(78)	$(1)
Net realized gain (loss)	7	(13)
Realized gain distributions	4,512	-
Net change in unrealized appreciation (depreciation)	2,764	(1)

Increase (decrease) in net assets from operations	7,205	(15)

Contract owner transactions:
Proceeds from units sold	54,992	470
Cost of units redeemed	-	(466)
Account charges	-	-
Increase (decrease)	54,992	4
Net increase (decrease)	62,197	(11)
Net assets, beginning	1	12
Net assets, ending	$62,198	$1

Units sold	33,177	301
Units redeemed	-	(309)
Net increase (decrease)	33,177	(8)
Units outstanding, beginning	1	9
Units outstanding, ending	33,178	1

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$88,717
Cost of units redeemed/account charges	(38,326)
Net investment income (loss)	(139)
Net realized gain (loss)	1,367
Realized gain distributions	7,816
Net change in unrealized appreciation (depreciation)	2,763
Net assets	$62,198

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	33	$62	1.25%	10.9%	12/31/2020	$1.91	0	$0	1.00%	11.1%	12/31/2020	$1.94	0	$0	0.75%	11.4%
12/31/2019	1.69	0	0	1.25%	27.5%	12/31/2019	1.72	0	0	1.00%	27.8%	12/31/2019	1.74	0	0	0.75%	28.1%
12/31/2018	1.33	0	0	1.25%	-8.3%	12/31/2018	1.34	0	0	1.00%	-8.1%	12/31/2018	1.36	0	0	0.75%	-7.9%
12/31/2017	1.45	0	1	1.25%	19.5%	12/31/2017	1.46	0	0	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%
12/31/2016	1.21	25	31	1.25%	9.3%	12/31/2016	1.22	0	0	1.00%	9.6%	12/31/2016	1.23	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	11.7%	12/31/2020	$2.01	0	$0	0.25%	12.0%	12/31/2020	$2.05	0	$0	0.00%	12.3%
12/31/2019	1.77	0	0	0.50%	28.5%	12/31/2019	1.80	0	0	0.25%	28.8%	12/31/2019	1.83	0	0	0.00%	29.1%
12/31/2018	1.38	0	0	0.50%	-7.6%	12/31/2018	1.40	0	0	0.25%	-7.4%	12/31/2018	1.41	0	0	0.00%	-7.2%
12/31/2017	1.49	0	0	0.50%	20.4%	12/31/2017	1.51	0	0	0.25%	20.7%	12/31/2017	1.52	0	0	0.00%	21.0%
12/31/2016	1.24	0	0	0.50%	10.1%	12/31/2016	1.25	0	0	0.25%	10.4%	12/31/2016	1.26	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.0%
2018	1.0%
2017	1.8%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,879	$60,884	4,932
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$72,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,909	46,448	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$72,909	46,448

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$599
Mortality & expense charges	(759)
Net investment income (loss)	(160)

Gain (loss) on investments:
Net realized gain (loss)	(3,711)
Realized gain distributions	2,319
Net change in unrealized appreciation (depreciation)	10,420
Net gain (loss)	9,028

Increase (decrease) in net assets from operations	$8,868

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(160)	$(234)
Net realized gain (loss)	(3,711)	(1,665)
Realized gain distributions	2,319	720
Net change in unrealized appreciation (depreciation)	10,420	6,221

Increase (decrease) in net assets from operations	8,868	5,042

Contract owner transactions:
Proceeds from units sold	79,752	23,363
Cost of units redeemed	(37,596)	(24,778)
Account charges	(105)	(73)
Increase (decrease)	42,051	(1,488)
Net increase (decrease)	50,919	3,554
Net assets, beginning	21,990	18,436
Net assets, ending	$72,909	$21,990

Units sold	61,047	17,942
Units redeemed	(29,867)	(18,020)
Net increase (decrease)	31,180	(78)
Units outstanding, beginning	15,268	15,346
Units outstanding, ending	46,448	15,268

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$210,899
Cost of units redeemed/account charges	(161,922)
Net investment income (loss)	(1,332)
Net realized gain (loss)	689
Realized gain distributions	12,580
Net change in unrealized appreciation (depreciation)	11,995
Net assets	$72,909

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	46	$73	1.25%	9.0%	12/31/2020	$1.60	0	$0	1.00%	9.3%	12/31/2020	$1.63	0	$0	0.75%	9.5%
12/31/2019	1.44	15	22	1.25%	19.9%	12/31/2019	1.46	0	0	1.00%	20.2%	12/31/2019	1.48	0	0	0.75%	20.5%
12/31/2018	1.20	15	18	1.25%	-13.5%	12/31/2018	1.22	0	0	1.00%	-13.3%	12/31/2018	1.23	0	0	0.75%	-13.1%
12/31/2017	1.39	47	65	1.25%	12.4%	12/31/2017	1.40	0	0	1.00%	12.7%	12/31/2017	1.42	0	0	0.75%	12.9%
12/31/2016	1.24	26	33	1.25%	21.5%	12/31/2016	1.25	0	0	1.00%	21.8%	12/31/2016	1.26	0	0	0.75%	22.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.66	0	$0	0.50%	9.8%	12/31/2020	$1.69	0	$0	0.25%	10.1%	12/31/2020	$1.72	0	$0	0.00%	10.4%
12/31/2019	1.51	0	0	0.50%	20.8%	12/31/2019	1.53	0	0	0.25%	21.1%	12/31/2019	1.55	0	0	0.00%	21.4%
12/31/2018	1.25	0	0	0.50%	-12.9%	12/31/2018	1.26	0	0	0.25%	-12.7%	12/31/2018	1.28	0	0	0.00%	-12.4%
12/31/2017	1.43	0	0	0.50%	13.2%	12/31/2017	1.45	0	0	0.25%	13.5%	12/31/2017	1.46	0	0	0.00%	13.8%
12/31/2016	1.27	0	0	0.50%	22.4%	12/31/2016	1.28	0	0	0.25%	22.7%	12/31/2016	1.29	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	0.4%
2018	0.4%
2017	0.7%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Global Equity Income Fund A Class - 06-029
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$510,002	$463,509	15,179
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$510,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$510,024	299,138	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$510,024	299,138

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,400
Mortality & expense charges	(4,271)
Net investment income (loss)	(871)

Gain (loss) on investments:
Net realized gain (loss)	(33)
Realized gain distributions	6,824
Net change in unrealized appreciation (depreciation)	51,336
Net gain (loss)	58,127

Increase (decrease) in net assets from operations	$57,256

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(871)	$1,092
Net realized gain (loss)	(33)	99
Realized gain distributions	6,824	14,415
Net change in unrealized appreciation (depreciation)	51,336	(4,843)

Increase (decrease) in net assets from operations	57,256	10,763

Contract owner transactions:
Proceeds from units sold	260,175	262,527
Cost of units redeemed	(75,705)	(4,257)
Account charges	(577)	(176)
Increase (decrease)	183,893	258,094
Net increase (decrease)	241,149	268,857
Net assets, beginning	268,875	18
Net assets, ending	$510,024	$268,875

Units sold	215,148	171,205
Units redeemed	(84,352)	(2,877)
Net increase (decrease)	130,796	168,328
Units outstanding, beginning	168,342	14
Units outstanding, ending	299,138	168,342

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$522,720
Cost of units redeemed/account charges	(80,715)
Net investment income (loss)	221
Net realized gain (loss)	66
Realized gain distributions	21,239
Net change in unrealized appreciation (depreciation)	46,493
Net assets	$510,024

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	299	$510	1.25%	6.7%	12/31/2020	$1.74	0	$0	1.00%	7.0%	12/31/2020	$1.77	0	$0	0.75%	7.3%
12/31/2019	1.60	168	269	1.25%	22.8%	12/31/2019	1.62	0	0	1.00%	23.1%	12/31/2019	1.65	0	0	0.75%	23.4%
12/31/2018	1.30	0	0	1.25%	-9.1%	12/31/2018	1.32	0	0	1.00%	-8.8%	12/31/2018	1.33	0	0	0.75%	-8.6%
12/31/2017	1.43	0	0	1.25%	20.4%	12/31/2017	1.44	0	0	1.00%	20.7%	12/31/2017	1.46	0	0	0.75%	21.0%
12/31/2016	1.19	0	0	1.25%	12.3%	12/31/2016	1.20	0	0	1.00%	12.5%	12/31/2016	1.21	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	0	$0	0.50%	7.6%	12/31/2020	$1.83	0	$0	0.25%	7.8%	12/31/2020	$1.86	0	$0	0.00%	8.1%
12/31/2019	1.67	0	0	0.50%	23.7%	12/31/2019	1.70	0	0	0.25%	24.1%	12/31/2019	1.72	0	0	0.00%	24.4%
12/31/2018	1.35	0	0	0.50%	-8.4%	12/31/2018	1.37	0	0	0.25%	-8.1%	12/31/2018	1.39	0	0	0.00%	-7.9%
12/31/2017	1.47	0	0	0.50%	21.3%	12/31/2017	1.49	0	0	0.25%	21.6%	12/31/2017	1.51	0	0	0.00%	21.9%
12/31/2016	1.22	0	0	0.50%	13.1%	12/31/2016	1.22	0	0	0.25%	13.4%	12/31/2016	1.23	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.3%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Fund R Class - 06-775
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,181,024	$5,159,892	166,238
Receivables: investments sold	-
Payables: investments purchased	(6,019)
Net assets	$5,175,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,283,712	723,947	$3.15
Band 100	2,096,652	636,596	3.29
Band 75	-	-	3.44
Band 50	794,641	221,331	3.59
Band 25	-	-	3.75
Band 0	-	-	3.94
Total	$5,175,005	1,581,874

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$86,190
Mortality & expense charges	(48,812)
Net investment income (loss)	37,378

Gain (loss) on investments:
Net realized gain (loss)	(140,061)
Realized gain distributions	70,380
Net change in unrealized appreciation (depreciation)	(122,057)
Net gain (loss)	(191,738)

Increase (decrease) in net assets from operations	$(154,360)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,378	$47,746
Net realized gain (loss)	(140,061)	(33,266)
Realized gain distributions	70,380	304,302
Net change in unrealized appreciation (depreciation)	(122,057)	1,018,265

Increase (decrease) in net assets from operations	(154,360)	1,337,047

Contract owner transactions:
Proceeds from units sold	169,457	212,398
Cost of units redeemed	(1,115,912)	(1,023,127)
Account charges	(949)	(1,576)
Increase (decrease)	(947,404)	(812,305)
Net increase (decrease)	(1,101,764)	524,742
Net assets, beginning	6,276,769	5,752,027
Net assets, ending	$5,175,005	$6,276,769

Units sold	90,284	86,280
Units redeemed	(418,719)	(361,584)
Net increase (decrease)	(328,435)	(275,304)
Units outstanding, beginning	1,910,309	2,185,613
Units outstanding, ending	1,581,874	1,910,309

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$43,475,363
Cost of units redeemed/account charges	(46,576,400)
Net investment income (loss)	594,263
Net realized gain (loss)	2,964,164
Realized gain distributions	4,696,483
Net change in unrealized appreciation (depreciation)	21,132
Net assets	$5,175,005

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.15	724	$2,284	1.25%	-0.5%	12/31/2020	$3.29	637	$2,097	1.00%	-0.3%	12/31/2020	$3.44	0	$0	0.75%	0.0%
12/31/2019	3.17	854	2,707	1.25%	24.3%	12/31/2019	3.30	771	2,545	1.00%	24.6%	12/31/2019	3.44	0	0	0.75%	25.0%
12/31/2018	2.55	1,024	2,612	1.25%	-11.0%	12/31/2018	2.65	864	2,288	1.00%	-10.7%	12/31/2018	2.75	0	0	0.75%	-10.5%
12/31/2017	2.86	1,367	3,917	1.25%	14.1%	12/31/2017	2.97	1,115	3,309	1.00%	14.4%	12/31/2017	3.08	0	0	0.75%	14.7%
12/31/2016	2.51	1,845	4,632	1.25%	17.2%	12/31/2016	2.60	1,281	3,324	1.00%	17.5%	12/31/2016	2.68	0	0	0.75%	17.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.59	221	$795	0.50%	0.2%	12/31/2020	$3.75	0	$0	0.25%	0.5%	12/31/2020	$3.94	0	$0	0.00%	0.7%
12/31/2019	3.58	286	1,025	0.50%	25.3%	12/31/2019	3.73	0	0	0.25%	25.6%	12/31/2019	3.91	0	0	0.00%	25.9%
12/31/2018	2.86	298	852	0.50%	-10.3%	12/31/2018	2.97	0	0	0.25%	-10.1%	12/31/2018	3.10	0	0	0.00%	-9.8%
12/31/2017	3.19	301	961	0.50%	14.9%	12/31/2017	3.30	0	0	0.25%	15.2%	12/31/2017	3.44	0	0	0.00%	15.5%
12/31/2016	2.77	406	1,126	0.50%	18.0%	12/31/2016	2.87	0	0	0.25%	18.3%	12/31/2016	2.98	46	136	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.8%
2018	1.6%
2017	1.3%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Portfolio - 06-580
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,418,839	$33,564,441	1,313,687
Receivables: investments sold	12,914
Payables: investments purchased	-
Net assets	$34,431,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,431,753	5,369,216	$6.41
Band 100	-	-	6.70
Band 75	-	-	6.99
Band 50	-	-	7.30
Band 25	-	-	7.62
Band 0	-	-	8.85
Total	$34,431,753	5,369,216

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$723,292
Mortality & expense charges	(388,994)
Net investment income (loss)	334,298

Gain (loss) on investments:
Net realized gain (loss)	(212,259)
Realized gain distributions	730,390
Net change in unrealized appreciation (depreciation)	(1,238,975)
Net gain (loss)	(720,844)

Increase (decrease) in net assets from operations	$(386,546)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$334,298	$394,433
Net realized gain (loss)	(212,259)	103,643
Realized gain distributions	730,390	2,316,675
Net change in unrealized appreciation (depreciation)	(1,238,975)	5,483,926

Increase (decrease) in net assets from operations	(386,546)	8,298,677

Contract owner transactions:
Proceeds from units sold	1,537,213	1,642,559
Cost of units redeemed	(5,929,866)	(6,203,014)
Account charges	(5,245)	(7,220)
Increase (decrease)	(4,397,898)	(4,567,675)
Net increase (decrease)	(4,784,444)	3,731,002
Net assets, beginning	39,216,197	35,485,195
Net assets, ending	$34,431,753	$39,216,197

Units sold	306,841	295,045
Units redeemed	(1,048,383)	(1,086,543)
Net increase (decrease)	(741,542)	(791,498)
Units outstanding, beginning	6,110,758	6,902,256
Units outstanding, ending	5,369,216	6,110,758

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$368,505,086
Cost of units redeemed/account charges	(429,578,860)
Net investment income (loss)	17,147,452
Net realized gain (loss)	39,871,294
Realized gain distributions	37,632,383
Net change in unrealized appreciation (depreciation)	854,398
Net assets	$34,431,753

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.41	5,369	$34,432	1.25%	-0.1%	12/31/2020	$6.70	0	$0	1.00%	0.2%	12/31/2020	$6.99	0	$0	0.75%	0.4%
12/31/2019	6.42	6,111	39,216	1.25%	24.8%	12/31/2019	6.68	0	0	1.00%	25.1%	12/31/2019	6.96	0	0	0.75%	25.5%
12/31/2018	5.14	6,902	35,485	1.25%	-10.6%	12/31/2018	5.34	0	0	1.00%	-10.4%	12/31/2018	5.55	0	0	0.75%	-10.2%
12/31/2017	5.75	8,551	49,193	1.25%	14.6%	12/31/2017	5.96	0	0	1.00%	14.9%	12/31/2017	6.18	0	0	0.75%	15.2%
12/31/2016	5.02	11,632	58,399	1.25%	17.7%	12/31/2016	5.19	0	0	1.00%	18.0%	12/31/2016	5.36	0	0	0.75%	18.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.30	0	$0	0.50%	0.7%	12/31/2020	$7.62	0	$0	0.25%	0.9%	12/31/2020	$8.85	0	$0	0.00%	1.2%
12/31/2019	7.25	0	0	0.50%	25.8%	12/31/2019	7.55	0	0	0.25%	26.1%	12/31/2019	8.74	0	0	0.00%	26.4%
12/31/2018	5.76	0	0	0.50%	-10.0%	12/31/2018	5.99	0	0	0.25%	-9.7%	12/31/2018	6.92	0	0	0.00%	-9.5%
12/31/2017	6.40	0	0	0.50%	15.4%	12/31/2017	6.63	0	0	0.25%	15.7%	12/31/2017	7.64	0	0	0.00%	16.0%
12/31/2016	5.55	0	0	0.50%	18.6%	12/31/2016	5.73	0	0	0.25%	18.9%	12/31/2016	6.59	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.3%
2018	2.0%
2017	1.6%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price European Stock Fund - 06-755
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,170	$12,802	652
Receivables: investments sold	839
Payables: investments purchased	-
Net assets	$16,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,009	6,019	$2.66
Band 100	-	-	2.78
Band 75	-	-	2.90
Band 50	-	-	3.03
Band 25	-	-	3.16
Band 0	-	-	3.41
Total	$16,009	6,019

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$128
Mortality & expense charges	(156)
Net investment income (loss)	(28)

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,616
Net gain (loss)	1,619

Increase (decrease) in net assets from operations	$1,591

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28)	$52
Net realized gain (loss)	3	(76)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,616	2,509

Increase (decrease) in net assets from operations	1,591	2,485

Contract owner transactions:
Proceeds from units sold	1,807	606
Cost of units redeemed	-	(563)
Account charges	(12)	(13)
Increase (decrease)	1,795	30
Net increase (decrease)	3,386	2,515
Net assets, beginning	12,623	10,108
Net assets, ending	$16,009	$12,623

Units sold	750	272
Units redeemed	(5)	(290)
Net increase (decrease)	745	(18)
Units outstanding, beginning	5,274	5,292
Units outstanding, ending	6,019	5,274

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$782,283
Cost of units redeemed/account charges	(914,652)
Net investment income (loss)	20,834
Net realized gain (loss)	48,436
Realized gain distributions	76,740
Net change in unrealized appreciation (depreciation)	2,368
Net assets	$16,009

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.66	6	$16	1.25%	11.1%	12/31/2020	$2.78	0	$0	1.00%	11.4%	12/31/2020	$2.90	0	$0	0.75%	11.7%
12/31/2019	2.39	5	13	1.25%	25.3%	12/31/2019	2.49	0	0	1.00%	25.6%	12/31/2019	2.60	0	0	0.75%	25.9%
12/31/2018	1.91	5	10	1.25%	-13.8%	12/31/2018	1.98	0	0	1.00%	-13.6%	12/31/2018	2.06	0	0	0.75%	-13.4%
12/31/2017	2.22	129	287	1.25%	24.2%	12/31/2017	2.30	0	0	1.00%	24.5%	12/31/2017	2.38	0	0	0.75%	24.8%
12/31/2016	1.78	112	199	1.25%	-11.6%	12/31/2016	1.84	0	0	1.00%	-11.3%	12/31/2016	1.91	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.03	0	$0	0.50%	12.0%	12/31/2020	$3.16	0	$0	0.25%	12.2%	12/31/2020	$3.41	0	$0	0.00%	12.5%
12/31/2019	2.70	0	0	0.50%	26.3%	12/31/2019	2.82	0	0	0.25%	26.6%	12/31/2019	3.03	0	0	0.00%	26.9%
12/31/2018	2.14	0	0	0.50%	-13.2%	12/31/2018	2.22	0	0	0.25%	-12.9%	12/31/2018	2.38	0	0	0.00%	-12.7%
12/31/2017	2.47	0	0	0.50%	25.1%	12/31/2017	2.56	0	0	0.25%	25.4%	12/31/2017	2.73	0	0	0.00%	25.7%
12/31/2016	1.97	0	0	0.50%	-10.9%	12/31/2016	2.04	0	0	0.25%	-10.7%	12/31/2016	2.17	0	0	0.00%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.7%
2018	0.2%
2017	2.4%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund Advisor Class - 06-308
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,464,729	$50,246,288	947,428
Receivables: investments sold	-
Payables: investments purchased	(65,349)
Net assets	$89,399,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,278,165	23,247,470	$3.84
Band 100	-	-	3.97
Band 75	-	-	4.11
Band 50	-	-	4.25
Band 25	-	-	4.40
Band 0	121,215	26,629	4.55
Total	$89,399,380	23,274,099

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,015,823)
Net investment income (loss)	(1,015,823)

Gain (loss) on investments:
Net realized gain (loss)	7,532,267
Realized gain distributions	2,917,394
Net change in unrealized appreciation (depreciation)	14,989,581
Net gain (loss)	25,439,242

Increase (decrease) in net assets from operations	$24,423,419

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,015,823)	$(1,016,958)
Net realized gain (loss)	7,532,267	5,402,684
Realized gain distributions	2,917,394	1,319,083
Net change in unrealized appreciation (depreciation)	14,989,581	14,549,814

Increase (decrease) in net assets from operations	24,423,419	20,254,623

Contract owner transactions:
Proceeds from units sold	9,131,762	7,140,101
Cost of units redeemed	(24,527,021)	(22,767,920)
Account charges	(44,188)	(28,258)
Increase (decrease)	(15,439,447)	(15,656,077)
Net increase (decrease)	8,983,972	4,598,546
Net assets, beginning	80,415,408	75,816,862
Net assets, ending	$89,399,380	$80,415,408

Units sold	3,266,346	2,767,826
Units redeemed	(8,225,361)	(8,826,308)
Net increase (decrease)	(4,959,015)	(6,058,482)
Units outstanding, beginning	28,233,114	34,291,596
Units outstanding, ending	23,274,099	28,233,114

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$158,414,561
Cost of units redeemed/account charges	(166,338,160)
Net investment income (loss)	(9,611,093)
Net realized gain (loss)	33,703,284
Realized gain distributions	34,012,347
Net change in unrealized appreciation (depreciation)	39,218,441
Net assets	$89,399,380

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.84	23,247	$89,278	1.25%	34.9%	12/31/2020	$3.97	0	$0	1.00%	35.2%	12/31/2020	$4.11	0	$0	0.75%	35.5%
12/31/2019	2.85	28,208	80,331	1.25%	28.8%	12/31/2019	2.94	0	0	1.00%	29.1%	12/31/2019	3.03	0	0	0.75%	29.5%
12/31/2018	2.21	34,270	75,761	1.25%	-2.5%	12/31/2018	2.28	0	0	1.00%	-2.3%	12/31/2018	2.34	0	0	0.75%	-2.0%
12/31/2017	2.27	37,611	85,291	1.25%	31.7%	12/31/2017	2.33	0	0	1.00%	32.0%	12/31/2017	2.39	0	0	0.75%	32.3%
12/31/2016	1.72	38,620	66,517	1.25%	-0.1%	12/31/2016	1.76	0	0	1.00%	0.1%	12/31/2016	1.81	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.25	0	$0	0.50%	35.9%	12/31/2020	$4.40	0	$0	0.25%	36.2%	12/31/2020	$4.55	27	$121	0.00%	36.5%
12/31/2019	3.13	0	0	0.50%	29.8%	12/31/2019	3.23	0	0	0.25%	30.1%	12/31/2019	3.33	25	84	0.00%	30.4%
12/31/2018	2.41	0	0	0.50%	-1.8%	12/31/2018	2.48	0	0	0.25%	-1.5%	12/31/2018	2.56	22	56	0.00%	-1.3%
12/31/2017	2.46	0	0	0.50%	32.6%	12/31/2017	2.52	0	0	0.25%	33.0%	12/31/2017	2.59	17	45	0.00%	33.3%
12/31/2016	1.85	0	0	0.50%	0.6%	12/31/2016	1.90	0	0	0.25%	0.9%	12/31/2016	1.94	14	26	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund R Class - 06-780
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,342,593	$6,259,453	114,144
Receivables: investments sold	-
Payables: investments purchased	(3,419)
Net assets	$10,339,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,963,981	942,890	$6.33
Band 100	4,095,014	620,077	6.60
Band 75	-	-	6.90
Band 50	280,179	38,920	7.20
Band 25	-	-	7.52
Band 0	-	-	7.95
Total	$10,339,174	1,601,887

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(110,559)
Net investment income (loss)	(110,559)

Gain (loss) on investments:
Net realized gain (loss)	1,171,134
Realized gain distributions	333,033
Net change in unrealized appreciation (depreciation)	1,646,696
Net gain (loss)	3,150,863

Increase (decrease) in net assets from operations	$3,040,304

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(110,559)	$(110,513)
Net realized gain (loss)	1,171,134	676,729
Realized gain distributions	333,033	164,222
Net change in unrealized appreciation (depreciation)	1,646,696	1,679,786

Increase (decrease) in net assets from operations	3,040,304	2,410,224

Contract owner transactions:
Proceeds from units sold	1,042,274	2,105,408
Cost of units redeemed	(3,396,749)	(4,106,197)
Account charges	(2,952)	(2,789)
Increase (decrease)	(2,357,427)	(2,003,578)
Net increase (decrease)	682,877	406,646
Net assets, beginning	9,656,297	9,249,651
Net assets, ending	$10,339,174	$9,656,297

Units sold	231,831	492,978
Units redeemed	(651,211)	(965,981)
Net increase (decrease)	(419,380)	(473,003)
Units outstanding, beginning	2,021,267	2,494,270
Units outstanding, ending	1,601,887	2,021,267

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$71,533,329
Cost of units redeemed/account charges	(81,253,074)
Net investment income (loss)	(2,054,464)
Net realized gain (loss)	12,353,828
Realized gain distributions	5,676,415
Net change in unrealized appreciation (depreciation)	4,083,140
Net assets	$10,339,174

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.33	943	$5,964	1.25%	34.5%	12/31/2020	$6.60	620	$4,095	1.00%	34.9%	12/31/2020	$6.90	0	$0	0.75%	35.2%
12/31/2019	4.70	1,329	6,248	1.25%	28.5%	12/31/2019	4.90	652	3,194	1.00%	28.8%	12/31/2019	5.10	0	0	0.75%	29.1%
12/31/2018	3.66	1,723	6,306	1.25%	-2.8%	12/31/2018	3.80	728	2,767	1.00%	-2.5%	12/31/2018	3.95	0	0	0.75%	-2.3%
12/31/2017	3.76	2,359	8,877	1.25%	31.3%	12/31/2017	3.90	769	3,000	1.00%	31.7%	12/31/2017	4.04	0	0	0.75%	32.0%
12/31/2016	2.87	2,941	8,430	1.25%	-0.4%	12/31/2016	2.96	897	2,658	1.00%	-0.1%	12/31/2016	3.06	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.20	39	$280	0.50%	35.5%	12/31/2020	$7.52	0	$0	0.25%	35.9%	12/31/2020	$7.95	0	$0	0.00%	36.2%
12/31/2019	5.31	40	215	0.50%	29.5%	12/31/2019	5.53	0	0	0.25%	29.8%	12/31/2019	5.83	0	0	0.00%	30.1%
12/31/2018	4.10	43	177	0.50%	-2.0%	12/31/2018	4.26	0	0	0.25%	-1.8%	12/31/2018	4.48	0	0	0.00%	-1.5%
12/31/2017	4.19	11	44	0.50%	32.3%	12/31/2017	4.34	0	0	0.25%	32.6%	12/31/2017	4.55	0	0	0.00%	33.0%
12/31/2016	3.17	14	46	0.50%	0.4%	12/31/2016	3.27	0	0	0.25%	0.6%	12/31/2016	3.42	13	44	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund Advisor Class - 06-309
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$349,263	$319,911	24,225
Receivables: investments sold	307
Payables: investments purchased	-
Net assets	$349,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$349,570	370,022	$0.94
Band 100	-	-	0.98
Band 75	-	-	1.01
Band 50	-	-	1.05
Band 25	-	-	1.08
Band 0	-	-	1.12
Total	$349,570	370,022

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,519
Mortality & expense charges	(4,530)
Net investment income (loss)	989

Gain (loss) on investments:
Net realized gain (loss)	13,367
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(17,858)
Net gain (loss)	(4,491)

Increase (decrease) in net assets from operations	$(3,502)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$989	$(18,447)
Net realized gain (loss)	13,367	(457,935)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(17,858)	802,313

Increase (decrease) in net assets from operations	(3,502)	325,931

Contract owner transactions:
Proceeds from units sold	69,571	430,056
Cost of units redeemed	(304,424)	(5,365,240)
Account charges	(38)	(338)
Increase (decrease)	(234,891)	(4,935,522)
Net increase (decrease)	(238,393)	(4,609,591)
Net assets, beginning	587,963	5,197,554
Net assets, ending	$349,570	$587,963

Units sold	84,952	612,658
Units redeemed	(338,105)	(6,547,712)
Net increase (decrease)	(253,153)	(5,935,054)
Units outstanding, beginning	623,175	6,558,229
Units outstanding, ending	370,022	623,175

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$37,857,411
Cost of units redeemed/account charges	(35,670,446)
Net investment income (loss)	1,150,886
Net realized gain (loss)	(4,220,436)
Realized gain distributions	1,202,803
Net change in unrealized appreciation (depreciation)	29,352
Net assets	$349,570

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.94	370	$350	1.25%	0.1%	12/31/2020	$0.98	0	$0	1.00%	0.4%	12/31/2020	$1.01	0	$0	0.75%	0.6%
12/31/2019	0.94	623	588	1.25%	19.0%	12/31/2019	0.97	0	0	1.00%	19.3%	12/31/2019	1.00	0	0	0.75%	19.6%
12/31/2018	0.79	6,558	5,198	1.25%	-19.5%	12/31/2018	0.82	0	0	1.00%	-19.3%	12/31/2018	0.84	0	0	0.75%	-19.1%
12/31/2017	0.98	11,284	11,108	1.25%	19.0%	12/31/2017	1.01	0	0	1.00%	19.3%	12/31/2017	1.04	0	0	0.75%	19.6%
12/31/2016	0.83	12,687	10,492	1.25%	-0.9%	12/31/2016	0.85	0	0	1.00%	-0.6%	12/31/2016	0.87	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.05	0	$0	0.50%	0.9%	12/31/2020	$1.08	0	$0	0.25%	1.1%	12/31/2020	$1.12	0	$0	0.00%	1.4%
12/31/2019	1.04	0	0	0.50%	19.9%	12/31/2019	1.07	0	0	0.25%	20.2%	12/31/2019	1.10	0	0	0.00%	20.5%
12/31/2018	0.86	0	0	0.50%	-18.9%	12/31/2018	0.89	0	0	0.25%	-18.7%	12/31/2018	0.92	0	0	0.00%	-18.5%
12/31/2017	1.07	0	0	0.50%	19.9%	12/31/2017	1.09	0	0	0.25%	20.2%	12/31/2017	1.12	0	0	0.00%	20.5%
12/31/2016	0.89	0	0	0.50%	-0.1%	12/31/2016	0.91	0	0	0.25%	0.1%	12/31/2016	0.93	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.6%
2018	1.2%
2017	1.7%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund R Class - 06-795
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$854,645	$796,450	60,165
Receivables: investments sold	-
Payables: investments purchased	(2,103)
Net assets	$852,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,063	181,128	$2.44
Band 100	407,623	159,965	2.55
Band 75	-	-	2.66
Band 50	2,856	1,028	2.78
Band 25	-	-	2.90
Band 0	-	-	3.08
Total	$852,542	342,121

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,735
Mortality & expense charges	(10,787)
Net investment income (loss)	1,948

Gain (loss) on investments:
Net realized gain (loss)	(5,226)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(13,952)
Net gain (loss)	(19,178)

Increase (decrease) in net assets from operations	$(17,230)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,948	$16,378
Net realized gain (loss)	(5,226)	(13,364)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(13,952)	210,426

Increase (decrease) in net assets from operations	(17,230)	213,440

Contract owner transactions:
Proceeds from units sold	48,844	285,161
Cost of units redeemed	(324,139)	(639,628)
Account charges	(147)	(343)
Increase (decrease)	(275,442)	(354,810)
Net increase (decrease)	(292,672)	(141,370)
Net assets, beginning	1,145,214	1,286,584
Net assets, ending	$852,542	$1,145,214

Units sold	34,333	122,075
Units redeemed	(154,271)	(276,950)
Net increase (decrease)	(119,938)	(154,875)
Units outstanding, beginning	462,059	616,934
Units outstanding, ending	342,121	462,059

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,235,737
Cost of units redeemed/account charges	(27,803,846)
Net investment income (loss)	38,199
Net realized gain (loss)	1,804,831
Realized gain distributions	519,426
Net change in unrealized appreciation (depreciation)	58,195
Net assets	$852,542

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.44	181	$442	1.25%	-0.1%	12/31/2020	$2.55	160	$408	1.00%	0.1%	12/31/2020	$2.66	0	$0	0.75%	0.4%
12/31/2019	2.44	305	744	1.25%	18.7%	12/31/2019	2.54	157	399	1.00%	19.0%	12/31/2019	2.65	0	0	0.75%	19.3%
12/31/2018	2.06	445	916	1.25%	-19.7%	12/31/2018	2.14	165	352	1.00%	-19.5%	12/31/2018	2.22	0	0	0.75%	-19.3%
12/31/2017	2.56	564	1,446	1.25%	18.6%	12/31/2017	2.66	158	420	1.00%	18.9%	12/31/2017	2.75	0	0	0.75%	19.2%
12/31/2016	2.16	626	1,352	1.25%	-1.2%	12/31/2016	2.23	189	423	1.00%	-0.9%	12/31/2016	2.31	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.78	1	$3	0.50%	0.6%	12/31/2020	$2.90	0	$0	0.25%	0.9%	12/31/2020	$3.08	0	$0	0.00%	1.1%
12/31/2019	2.76	1	2	0.50%	19.6%	12/31/2019	2.87	0	0	0.25%	19.9%	12/31/2019	3.05	0	0	0.00%	20.2%
12/31/2018	2.31	0	0	0.50%	-19.1%	12/31/2018	2.40	0	0	0.25%	-18.9%	12/31/2018	2.54	7	18	0.00%	-18.7%
12/31/2017	2.85	0	0	0.50%	19.5%	12/31/2017	2.96	0	0	0.25%	19.8%	12/31/2017	3.12	17	54	0.00%	20.1%
12/31/2016	2.39	0	0	0.50%	-0.4%	12/31/2016	2.47	0	0	0.25%	-0.2%	12/31/2016	2.60	0	0	0.00%	0.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.5%
2018	1.4%
2017	1.6%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Stock Fund R Class - 06-715
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$513,781	$428,183	24,583
Receivables: investments sold	-
Payables: investments purchased	(3,432)
Net assets	$510,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,990	125,388	$2.62
Band 100	182,359	66,761	2.73
Band 75	-	-	2.85
Band 50	-	-	2.98
Band 25	-	-	3.11
Band 0	-	-	3.25
Total	$510,349	192,149

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,182)
Net investment income (loss)	(5,182)

Gain (loss) on investments:
Net realized gain (loss)	9,940
Realized gain distributions	5,874
Net change in unrealized appreciation (depreciation)	47,229
Net gain (loss)	63,043

Increase (decrease) in net assets from operations	$57,861

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,182)	$4,244
Net realized gain (loss)	9,940	1,548
Realized gain distributions	5,874	1,277
Net change in unrealized appreciation (depreciation)	47,229	56,638

Increase (decrease) in net assets from operations	57,861	63,707

Contract owner transactions:
Proceeds from units sold	201,243	65,308
Cost of units redeemed	(93,643)	(45,776)
Account charges	(65)	(53)
Increase (decrease)	107,535	19,479
Net increase (decrease)	165,396	83,186
Net assets, beginning	344,953	261,767
Net assets, ending	$510,349	$344,953

Units sold	89,424	29,345
Units redeemed	(42,836)	(22,358)
Net increase (decrease)	46,588	6,987
Units outstanding, beginning	145,561	138,574
Units outstanding, ending	192,149	145,561

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,132,968
Cost of units redeemed/account charges	(1,823,368)
Net investment income (loss)	(18,488)
Net realized gain (loss)	42,817
Realized gain distributions	90,822
Net change in unrealized appreciation (depreciation)	85,598
Net assets	$510,349

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.62	125	$328	1.25%	12.6%	12/31/2020	$2.73	67	$182	1.00%	12.8%	12/31/2020	$2.85	0	$0	0.75%	13.1%
12/31/2019	2.32	77	178	1.25%	25.5%	12/31/2019	2.42	69	166	1.00%	25.9%	12/31/2019	2.52	0	0	0.75%	26.2%
12/31/2018	1.85	66	123	1.25%	-15.6%	12/31/2018	1.92	72	139	1.00%	-15.4%	12/31/2018	2.00	0	0	0.75%	-15.2%
12/31/2017	2.19	70	153	1.25%	25.9%	12/31/2017	2.27	75	170	1.00%	26.3%	12/31/2017	2.36	0	0	0.75%	26.6%
12/31/2016	1.74	67	117	1.25%	0.5%	12/31/2016	1.80	94	169	1.00%	0.7%	12/31/2016	1.86	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.98	0	$0	0.50%	13.4%	12/31/2020	$3.11	0	$0	0.25%	13.7%	12/31/2020	$3.25	0	$0	0.00%	14.0%
12/31/2019	2.63	0	0	0.50%	26.5%	12/31/2019	2.73	0	0	0.25%	26.8%	12/31/2019	2.85	0	0	0.00%	27.1%
12/31/2018	2.08	0	0	0.50%	-15.0%	12/31/2018	2.16	0	0	0.25%	-14.7%	12/31/2018	2.24	0	0	0.00%	-14.5%
12/31/2017	2.44	0	0	0.50%	26.9%	12/31/2017	2.53	0	0	0.25%	27.2%	12/31/2017	2.62	0	0	0.00%	27.5%
12/31/2016	1.92	0	0	0.50%	1.2%	12/31/2016	1.99	0	0	0.25%	1.5%	12/31/2016	2.06	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	2.5%
2018	0.8%
2017	1.0%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,541,921	$2,026,006	24,343
Receivables: investments sold	-
Payables: investments purchased	(1,717)
Net assets	$2,540,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,451,093	324,634	$7.55
Band 100	-	-	7.88
Band 75	-	-	8.23
Band 50	-	-	8.59
Band 25	-	-	8.97
Band 0	89,111	9,413	9.47
Total	$2,540,204	334,047

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(28,785)
Net investment income (loss)	(28,785)

Gain (loss) on investments:
Net realized gain (loss)	108,811
Realized gain distributions	126,533
Net change in unrealized appreciation (depreciation)	158,237
Net gain (loss)	393,581

Increase (decrease) in net assets from operations	$364,796

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,785)	$(43,286)
Net realized gain (loss)	108,811	297,079
Realized gain distributions	126,533	192,285
Net change in unrealized appreciation (depreciation)	158,237	497,131

Increase (decrease) in net assets from operations	364,796	943,209

Contract owner transactions:
Proceeds from units sold	831,300	1,026,959
Cost of units redeemed	(1,706,243)	(2,460,766)
Account charges	(780)	(2,024)
Increase (decrease)	(875,723)	(1,435,831)
Net increase (decrease)	(510,927)	(492,622)
Net assets, beginning	3,051,131	3,543,753
Net assets, ending	$2,540,204	$3,051,131

Units sold	137,588	184,038
Units redeemed	(288,714)	(430,995)
Net increase (decrease)	(151,126)	(246,957)
Units outstanding, beginning	485,173	732,130
Units outstanding, ending	334,047	485,173

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,284,146
Cost of units redeemed/account charges	(24,456,538)
Net investment income (loss)	(600,615)
Net realized gain (loss)	2,813,904
Realized gain distributions	3,983,392
Net change in unrealized appreciation (depreciation)	515,915
Net assets	$2,540,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.55	325	$2,451	1.25%	22.0%	12/31/2020	$7.88	0	$0	1.00%	22.3%	12/31/2020	$8.23	0	$0	0.75%	22.6%
12/31/2019	6.19	453	2,805	1.25%	29.2%	12/31/2019	6.45	0	0	1.00%	29.5%	12/31/2019	6.72	0	0	0.75%	29.8%
12/31/2018	4.79	699	3,349	1.25%	-3.8%	12/31/2018	4.98	0	0	1.00%	-3.5%	12/31/2018	5.17	0	0	0.75%	-3.3%
12/31/2017	4.98	1,084	5,397	1.25%	22.7%	12/31/2017	5.16	0	0	1.00%	23.0%	12/31/2017	5.35	0	0	0.75%	23.3%
12/31/2016	4.06	1,086	4,409	1.25%	4.4%	12/31/2016	4.20	0	0	1.00%	4.7%	12/31/2016	4.34	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.59	0	$0	0.50%	22.9%	12/31/2020	$8.97	0	$0	0.25%	23.2%	12/31/2020	$9.47	9	$89	0.00%	23.5%
12/31/2019	6.99	0	0	0.50%	30.2%	12/31/2019	7.28	0	0	0.25%	30.5%	12/31/2019	7.67	32	247	0.00%	30.8%
12/31/2018	5.37	0	0	0.50%	-3.0%	12/31/2018	5.58	0	0	0.25%	-2.8%	12/31/2018	5.86	33	195	0.00%	-2.5%
12/31/2017	5.54	0	0	0.50%	23.6%	12/31/2017	5.74	0	0	0.25%	23.9%	12/31/2017	6.01	32	193	0.00%	24.2%
12/31/2016	4.48	0	0	0.50%	5.2%	12/31/2016	4.63	0	0	0.25%	5.5%	12/31/2016	4.84	107	517	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund R Class - 06-785
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$389,982	$369,443	13,480
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$389,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$389,984	81,586	$4.78
Band 100	-	-	4.99
Band 75	-	-	5.21
Band 50	-	-	5.44
Band 25	-	-	5.68
Band 0	-	-	6.02
Total	$389,984	81,586

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,346
Mortality & expense charges	(4,302)
Net investment income (loss)	(1,956)

Gain (loss) on investments:
Net realized gain (loss)	(22,437)
Realized gain distributions	11,319
Net change in unrealized appreciation (depreciation)	29,646
Net gain (loss)	18,528

Increase (decrease) in net assets from operations	$16,572

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,956)	$(85)
Net realized gain (loss)	(22,437)	(9,440)
Realized gain distributions	11,319	15,182
Net change in unrealized appreciation (depreciation)	29,646	91,089

Increase (decrease) in net assets from operations	16,572	96,746

Contract owner transactions:
Proceeds from units sold	48,728	65,187
Cost of units redeemed	(231,252)	(164,238)
Account charges	(642)	(563)
Increase (decrease)	(183,166)	(99,614)
Net increase (decrease)	(166,594)	(2,868)
Net assets, beginning	556,578	559,446
Net assets, ending	$389,984	$556,578

Units sold	18,100	14,995
Units redeemed	(53,917)	(38,543)
Net increase (decrease)	(35,817)	(23,548)
Units outstanding, beginning	117,403	140,951
Units outstanding, ending	81,586	117,403

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,990,165
Cost of units redeemed/account charges	(8,569,699)
Net investment income (loss)	(127,861)
Net realized gain (loss)	779,646
Realized gain distributions	1,297,194
Net change in unrealized appreciation (depreciation)	20,539
Net assets	$389,984

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.78	82	$390	1.25%	8.0%	12/31/2020	$4.99	0	$0	1.00%	8.2%	12/31/2020	$5.21	0	$0	0.75%	8.5%
12/31/2019	4.43	83	369	1.25%	17.5%	12/31/2019	4.61	0	0	1.00%	17.8%	12/31/2019	4.80	0	0	0.75%	18.1%
12/31/2018	3.77	108	407	1.25%	-12.2%	12/31/2018	3.91	0	0	1.00%	-12.0%	12/31/2018	4.07	0	0	0.75%	-11.7%
12/31/2017	4.29	129	554	1.25%	9.7%	12/31/2017	4.45	0	0	1.00%	10.0%	12/31/2017	4.61	0	0	0.75%	10.2%
12/31/2016	3.91	368	1,440	1.25%	22.2%	12/31/2016	4.04	0	0	1.00%	22.5%	12/31/2016	4.18	0	0	0.75%	22.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.44	0	$0	0.50%	8.8%	12/31/2020	$5.68	0	$0	0.25%	9.0%	12/31/2020	$6.02	0	$0	0.00%	9.3%
12/31/2019	5.00	0	0	0.50%	18.4%	12/31/2019	5.21	0	0	0.25%	18.7%	12/31/2019	5.51	34	188	0.00%	19.0%
12/31/2018	4.22	0	0	0.50%	-11.5%	12/31/2018	4.39	0	0	0.25%	-11.3%	12/31/2018	4.63	33	153	0.00%	-11.1%
12/31/2017	4.77	0	0	0.50%	10.5%	12/31/2017	4.95	0	0	0.25%	10.8%	12/31/2017	5.20	29	148	0.00%	11.1%
12/31/2016	4.32	0	0	0.50%	23.1%	12/31/2016	4.47	0	0	0.25%	23.4%	12/31/2016	4.68	27	128	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	0.4%
2017	0.3%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,006	$256,838	9,589
Receivables: investments sold	-
Payables: investments purchased	(407)
Net assets	$282,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$282,599	129,626	$2.18
Band 100	-	-	2.26
Band 75	-	-	2.33
Band 50	-	-	2.41
Band 25	-	-	2.50
Band 0	-	-	2.58
Total	$282,599	129,626

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,219
Mortality & expense charges	(2,844)
Net investment income (loss)	(625)

Gain (loss) on investments:
Net realized gain (loss)	(2,842)
Realized gain distributions	7,581
Net change in unrealized appreciation (depreciation)	20,429
Net gain (loss)	25,168

Increase (decrease) in net assets from operations	$24,543

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(625)	$(1,343)
Net realized gain (loss)	(2,842)	(33,688)
Realized gain distributions	7,581	11,199
Net change in unrealized appreciation (depreciation)	20,429	103,452

Increase (decrease) in net assets from operations	24,543	79,620

Contract owner transactions:
Proceeds from units sold	69,701	109,724
Cost of units redeemed	(52,477)	(461,184)
Account charges	(110)	(242)
Increase (decrease)	17,114	(351,702)
Net increase (decrease)	41,657	(272,082)
Net assets, beginning	240,942	513,024
Net assets, ending	$282,599	$240,942

Units sold	38,901	58,636
Units redeemed	(28,881)	(239,076)
Net increase (decrease)	10,020	(180,440)
Units outstanding, beginning	119,606	300,046
Units outstanding, ending	129,626	119,606

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,179,730
Cost of units redeemed/account charges	(6,476,258)
Net investment income (loss)	30,328
Net realized gain (loss)	418,389
Realized gain distributions	1,104,242
Net change in unrealized appreciation (depreciation)	26,168
Net assets	$282,599

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	130	$283	1.25%	8.2%	12/31/2020	$2.26	0	$0	1.00%	8.5%	12/31/2020	$2.33	0	$0	0.75%	8.8%
12/31/2019	2.01	120	241	1.25%	17.8%	12/31/2019	2.08	0	0	1.00%	18.1%	12/31/2019	2.15	0	0	0.75%	18.4%
12/31/2018	1.71	300	513	1.25%	-12.0%	12/31/2018	1.76	0	0	1.00%	-11.8%	12/31/2018	1.81	0	0	0.75%	-11.5%
12/31/2017	1.94	505	981	1.25%	10.0%	12/31/2017	1.99	0	0	1.00%	10.2%	12/31/2017	2.05	0	0	0.75%	10.5%
12/31/2016	1.77	685	1,210	1.25%	22.5%	12/31/2016	1.81	0	0	1.00%	22.8%	12/31/2016	1.85	0	0	0.75%	23.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	0	$0	0.50%	9.0%	12/31/2020	$2.50	0	$0	0.25%	9.3%	12/31/2020	$2.58	0	$0	0.00%	9.6%
12/31/2019	2.21	0	0	0.50%	18.7%	12/31/2019	2.29	0	0	0.25%	19.0%	12/31/2019	2.36	0	0	0.00%	19.3%
12/31/2018	1.87	0	0	0.50%	-11.3%	12/31/2018	1.92	0	0	0.25%	-11.1%	12/31/2018	1.98	0	0	0.00%	-10.9%
12/31/2017	2.10	0	0	0.50%	10.8%	12/31/2017	2.16	0	0	0.25%	11.1%	12/31/2017	2.22	0	0	0.00%	11.3%
12/31/2016	1.90	0	0	0.50%	23.4%	12/31/2016	1.94	0	0	0.25%	23.7%	12/31/2016	1.99	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.3%
2018	0.5%
2017	0.6%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund R Class - 06-576
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,384	$328,277	25,206
Receivables: investments sold	1,517
Payables: investments purchased	-
Net assets	$354,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,901	229,059	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.69
Band 0	-	-	1.73
Total	$354,901	229,059

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,402
Mortality & expense charges	(4,337)
Net investment income (loss)	65

Gain (loss) on investments:
Net realized gain (loss)	(4,860)
Realized gain distributions	22,245
Net change in unrealized appreciation (depreciation)	7,778
Net gain (loss)	25,163

Increase (decrease) in net assets from operations	$25,228

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65	$1,734
Net realized gain (loss)	(4,860)	(12,681)
Realized gain distributions	22,245	5,167
Net change in unrealized appreciation (depreciation)	7,778	59,372

Increase (decrease) in net assets from operations	25,228	53,592

Contract owner transactions:
Proceeds from units sold	107,971	110,104
Cost of units redeemed	(185,281)	(317,832)
Account charges	(555)	(670)
Increase (decrease)	(77,865)	(208,398)
Net increase (decrease)	(52,637)	(154,806)
Net assets, beginning	407,538	562,344
Net assets, ending	$354,901	$407,538

Units sold	97,480	168,859
Units redeemed	(155,900)	(329,723)
Net increase (decrease)	(58,420)	(160,864)
Units outstanding, beginning	287,479	448,343
Units outstanding, ending	229,059	287,479

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,693,478
Cost of units redeemed/account charges	(3,609,642)
Net investment income (loss)	23,084
Net realized gain (loss)	69,649
Realized gain distributions	153,225
Net change in unrealized appreciation (depreciation)	25,107
Net assets	$354,901

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	229	$355	1.25%	9.3%	12/31/2020	$1.58	0	$0	1.00%	9.6%	12/31/2020	$1.62	0	$0	0.75%	9.8%
12/31/2019	1.42	287	408	1.25%	13.0%	12/31/2019	1.44	0	0	1.00%	13.3%	12/31/2019	1.47	0	0	0.75%	13.6%
12/31/2018	1.25	448	562	1.25%	-4.8%	12/31/2018	1.28	0	0	1.00%	-4.6%	12/31/2018	1.30	0	0	0.75%	-4.3%
12/31/2017	1.32	1,327	1,748	1.25%	8.6%	12/31/2017	1.34	0	0	1.00%	8.9%	12/31/2017	1.36	0	0	0.75%	9.2%
12/31/2016	1.21	1,087	1,319	1.25%	4.9%	12/31/2016	1.23	0	0	1.00%	5.2%	12/31/2016	1.24	0	0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	10.1%	12/31/2020	$1.69	0	$0	0.25%	10.4%	12/31/2020	$1.73	0	$0	0.00%	10.7%
12/31/2019	1.50	0	0	0.50%	13.9%	12/31/2019	1.53	0	0	0.25%	14.2%	12/31/2019	1.56	0	0	0.00%	14.4%
12/31/2018	1.32	0	0	0.50%	-4.1%	12/31/2018	1.34	0	0	0.25%	-3.9%	12/31/2018	1.36	0	0	0.00%	-3.6%
12/31/2017	1.37	0	0	0.50%	9.5%	12/31/2017	1.39	0	0	0.25%	9.7%	12/31/2017	1.41	0	0	0.00%	10.0%
12/31/2016	1.26	0	0	0.50%	5.7%	12/31/2016	1.27	0	0	0.25%	6.0%	12/31/2016	1.28	176	226	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.4%
2018	0.8%
2017	1.5%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,295	$150,328	11,455
Receivables: investments sold	857
Payables: investments purchased	-
Net assets	$160,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,152	101,144	$1.58
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$160,152	101,144

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,202
Mortality & expense charges	(2,450)
Net investment income (loss)	(248)

Gain (loss) on investments:
Net realized gain (loss)	25,293
Realized gain distributions	10,068
Net change in unrealized appreciation (depreciation)	(14,721)
Net gain (loss)	20,640

Increase (decrease) in net assets from operations	$20,392

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(248)	$(3,178)
Net realized gain (loss)	25,293	40,021
Realized gain distributions	10,068	5,998
Net change in unrealized appreciation (depreciation)	(14,721)	75,747

Increase (decrease) in net assets from operations	20,392	118,588

Contract owner transactions:
Proceeds from units sold	23,473	107,505
Cost of units redeemed	(352,868)	(723,269)
Account charges	(405)	(1,312)
Increase (decrease)	(329,800)	(617,076)
Net increase (decrease)	(309,408)	(498,488)
Net assets, beginning	469,560	968,048
Net assets, ending	$160,152	$469,560

Units sold	16,160	79,533
Units redeemed	(240,025)	(513,614)
Net increase (decrease)	(223,865)	(434,081)
Units outstanding, beginning	325,009	759,090
Units outstanding, ending	101,144	325,009

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,122,719
Cost of units redeemed/account charges	(3,219,426)
Net investment income (loss)	26,109
Net realized gain (loss)	98,465
Realized gain distributions	123,318
Net change in unrealized appreciation (depreciation)	8,967
Net assets	$160,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	101	$160	1.25%	9.6%	12/31/2020	$1.62	0	$0	1.00%	9.9%	12/31/2020	$1.65	0	$0	0.75%	10.1%
12/31/2019	1.44	325	470	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.28	759	968	1.25%	-4.6%	12/31/2018	1.30	0	0	1.00%	-4.4%	12/31/2018	1.32	0	0	0.75%	-4.1%
12/31/2017	1.34	788	1,053	1.25%	9.0%	12/31/2017	1.36	0	0	1.00%	9.3%	12/31/2017	1.38	0	0	0.75%	9.6%
12/31/2016	1.23	856	1,050	1.25%	5.2%	12/31/2016	1.24	0	0	1.00%	5.4%	12/31/2016	1.25	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	0	$0	0.50%	10.4%	12/31/2020	$1.73	0	$0	0.25%	10.7%	12/31/2020	$1.76	0	$0	0.00%	11.0%
12/31/2019	1.53	0	0	0.50%	14.1%	12/31/2019	1.56	0	0	0.25%	14.4%	12/31/2019	1.59	0	0	0.00%	14.7%
12/31/2018	1.34	0	0	0.50%	-3.9%	12/31/2018	1.36	0	0	0.25%	-3.7%	12/31/2018	1.39	0	0	0.00%	-3.4%
12/31/2017	1.39	0	0	0.50%	9.8%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.43	0	0	0.00%	10.4%
12/31/2016	1.27	0	0	0.50%	6.0%	12/31/2016	1.28	0	0	0.25%	6.2%	12/31/2016	1.30	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.3%
2018	2.0%
2017	1.6%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund R Class - 06-579
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,078,417	$1,039,395	59,575
Receivables: investments sold	501
Payables: investments purchased	-
Net assets	$1,078,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,918	660,747	$1.63
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$1,078,918	660,747

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,551
Mortality & expense charges	(13,676)
Net investment income (loss)	(125)

Gain (loss) on investments:
Net realized gain (loss)	5,875
Realized gain distributions	81,311
Net change in unrealized appreciation (depreciation)	9,459
Net gain (loss)	96,645

Increase (decrease) in net assets from operations	$96,520

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(125)	$6,378
Net realized gain (loss)	5,875	(10,571)
Realized gain distributions	81,311	26,130
Net change in unrealized appreciation (depreciation)	9,459	148,580

Increase (decrease) in net assets from operations	96,520	170,517

Contract owner transactions:
Proceeds from units sold	136,391	168,126
Cost of units redeemed	(365,527)	(412,184)
Account charges	(2,174)	(2,754)
Increase (decrease)	(231,310)	(246,812)
Net increase (decrease)	(134,790)	(76,295)
Net assets, beginning	1,213,708	1,290,003
Net assets, ending	$1,078,918	$1,213,708

Units sold	94,826	145,941
Units redeemed	(251,445)	(307,985)
Net increase (decrease)	(156,619)	(162,044)
Units outstanding, beginning	817,366	979,410
Units outstanding, ending	660,747	817,366

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,654,981
Cost of units redeemed/account charges	(8,254,230)
Net investment income (loss)	57,454
Net realized gain (loss)	100,394
Realized gain distributions	481,297
Net change in unrealized appreciation (depreciation)	39,022
Net assets	$1,078,918

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	661	$1,079	1.25%	10.0%	12/31/2020	$1.67	0	$0	1.00%	10.2%	12/31/2020	$1.70	0	$0	0.75%	10.5%
12/31/2019	1.48	817	1,214	1.25%	14.1%	12/31/2019	1.51	0	0	1.00%	14.4%	12/31/2019	1.54	0	0	0.75%	14.7%
12/31/2018	1.30	839	1,091	1.25%	-5.3%	12/31/2018	1.32	0	0	1.00%	-5.1%	12/31/2018	1.34	0	0	0.75%	-4.8%
12/31/2017	1.37	1,140	1,566	1.25%	9.7%	12/31/2017	1.39	0	0	1.00%	10.0%	12/31/2017	1.41	0	0	0.75%	10.2%
12/31/2016	1.25	1,003	1,256	1.25%	5.3%	12/31/2016	1.27	0	0	1.00%	5.5%	12/31/2016	1.28	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	10.8%	12/31/2020	$1.78	0	$0	0.25%	11.1%	12/31/2020	$1.82	0	$0	0.00%	11.3%
12/31/2019	1.57	0	0	0.50%	15.0%	12/31/2019	1.60	0	0	0.25%	15.3%	12/31/2019	1.63	0	0	0.00%	15.6%
12/31/2018	1.37	0	0	0.50%	-4.6%	12/31/2018	1.39	0	0	0.25%	-4.3%	12/31/2018	1.41	141	199	0.00%	-4.1%
12/31/2017	1.43	0	0	0.50%	10.5%	12/31/2017	1.45	0	0	0.25%	10.8%	12/31/2017	1.47	168	248	0.00%	11.1%
12/31/2016	1.30	0	0	0.50%	6.0%	12/31/2016	1.31	0	0	0.25%	6.3%	12/31/2016	1.33	280	372	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.7%
2018	1.5%
2017	1.5%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,190,070	$1,153,939	65,269
Receivables: investments sold	1,102
Payables: investments purchased	-
Net assets	$1,191,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,191,172	713,959	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$1,191,172	713,959

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,024
Mortality & expense charges	(21,835)
Net investment income (loss)	(5,811)

Gain (loss) on investments:
Net realized gain (loss)	90,711
Realized gain distributions	89,022
Net change in unrealized appreciation (depreciation)	452
Net gain (loss)	180,185

Increase (decrease) in net assets from operations	$174,374

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,811)	$14,997
Net realized gain (loss)	90,711	(16,559)
Realized gain distributions	89,022	43,932
Net change in unrealized appreciation (depreciation)	452	242,797

Increase (decrease) in net assets from operations	174,374	285,167

Contract owner transactions:
Proceeds from units sold	126,575	295,217
Cost of units redeemed	(1,217,774)	(631,575)
Account charges	(459)	(1,053)
Increase (decrease)	(1,091,658)	(337,411)
Net increase (decrease)	(917,284)	(52,244)
Net assets, beginning	2,108,456	2,160,700
Net assets, ending	$1,191,172	$2,108,456

Units sold	98,602	212,839
Units redeemed	(777,719)	(453,124)
Net increase (decrease)	(679,117)	(240,285)
Units outstanding, beginning	1,393,076	1,633,361
Units outstanding, ending	713,959	1,393,076

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,587,663
Cost of units redeemed/account charges	(9,360,440)
Net investment income (loss)	97,753
Net realized gain (loss)	188,829
Realized gain distributions	641,236
Net change in unrealized appreciation (depreciation)	36,131
Net assets	$1,191,172

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.67	714	$1,191	1.25%	10.2%	12/31/2020	$1.70	0	$0	1.00%	10.5%	12/31/2020	$1.74	0	$0	0.75%	10.8%
12/31/2019	1.51	1,393	2,108	1.25%	14.4%	12/31/2019	1.54	0	0	1.00%	14.7%	12/31/2019	1.57	0	0	0.75%	15.0%
12/31/2018	1.32	1,633	2,161	1.25%	-5.1%	12/31/2018	1.34	0	0	1.00%	-4.8%	12/31/2018	1.37	0	0	0.75%	-4.6%
12/31/2017	1.39	2,089	2,910	1.25%	10.0%	12/31/2017	1.41	0	0	1.00%	10.3%	12/31/2017	1.43	0	0	0.75%	10.5%
12/31/2016	1.27	2,751	3,485	1.25%	5.5%	12/31/2016	1.28	0	0	1.00%	5.8%	12/31/2016	1.30	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	0	$0	0.50%	11.1%	12/31/2020	$1.82	0	$0	0.25%	11.3%	12/31/2020	$1.86	0	$0	0.00%	11.6%
12/31/2019	1.60	0	0	0.50%	15.3%	12/31/2019	1.63	0	0	0.25%	15.6%	12/31/2019	1.66	0	0	0.00%	15.9%
12/31/2018	1.39	0	0	0.50%	-4.3%	12/31/2018	1.41	0	0	0.25%	-4.1%	12/31/2018	1.44	0	0	0.00%	-3.9%
12/31/2017	1.45	0	0	0.50%	10.8%	12/31/2017	1.47	0	0	0.25%	11.1%	12/31/2017	1.49	0	0	0.00%	11.4%
12/31/2016	1.31	0	0	0.50%	6.3%	12/31/2016	1.33	0	0	0.25%	6.6%	12/31/2016	1.34	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.9%
2018	1.9%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund R Class - 06-776
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,009,172	$1,920,624	136,445
Receivables: investments sold	2,032
Payables: investments purchased	-
Net assets	$2,011,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,011,204	1,094,566	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.93
Band 50	-	-	1.98
Band 25	-	-	2.03
Band 0	-	-	2.09
Total	$2,011,204	1,094,566

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,782
Mortality & expense charges	(25,557)
Net investment income (loss)	(1,775)

Gain (loss) on investments:
Net realized gain (loss)	29,596
Realized gain distributions	137,688
Net change in unrealized appreciation (depreciation)	36,327
Net gain (loss)	203,611

Increase (decrease) in net assets from operations	$201,836

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,775)	$11,352
Net realized gain (loss)	29,596	(15,966)
Realized gain distributions	137,688	77,508
Net change in unrealized appreciation (depreciation)	36,327	349,410

Increase (decrease) in net assets from operations	201,836	422,304

Contract owner transactions:
Proceeds from units sold	137,617	231,765
Cost of units redeemed	(898,733)	(1,131,389)
Account charges	(2,372)	(3,092)
Increase (decrease)	(763,488)	(902,716)
Net increase (decrease)	(561,652)	(480,412)
Net assets, beginning	2,572,856	3,053,268
Net assets, ending	$2,011,204	$2,572,856

Units sold	83,635	190,563
Units redeemed	(527,096)	(757,346)
Net increase (decrease)	(443,461)	(566,783)
Units outstanding, beginning	1,538,027	2,104,810
Units outstanding, ending	1,094,566	1,538,027

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,642,055
Cost of units redeemed/account charges	(28,008,724)
Net investment income (loss)	159,620
Net realized gain (loss)	1,344,296
Realized gain distributions	1,785,409
Net change in unrealized appreciation (depreciation)	88,548
Net assets	$2,011,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	1,095	$2,011	1.25%	10.6%	12/31/2020	$1.88	0	$0	1.00%	10.9%	12/31/2020	$1.93	0	$0	0.75%	11.2%
12/31/2019	1.66	1,446	2,402	1.25%	15.4%	12/31/2019	1.70	0	0	1.00%	15.7%	12/31/2019	1.74	0	0	0.75%	16.0%
12/31/2018	1.44	1,954	2,812	1.25%	-5.9%	12/31/2018	1.47	0	0	1.00%	-5.7%	12/31/2018	1.50	0	0	0.75%	-5.4%
12/31/2017	1.53	4,609	7,050	1.25%	11.5%	12/31/2017	1.56	0	0	1.00%	11.7%	12/31/2017	1.59	0	0	0.75%	12.0%
12/31/2016	1.37	7,077	9,712	1.25%	5.5%	12/31/2016	1.39	0	0	1.00%	5.7%	12/31/2016	1.42	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	11.5%	12/31/2020	$2.03	0	$0	0.25%	11.7%	12/31/2020	$2.09	0	$0	0.00%	12.0%
12/31/2019	1.78	0	0	0.50%	16.2%	12/31/2019	1.82	0	0	0.25%	16.5%	12/31/2019	1.86	92	171	0.00%	16.8%
12/31/2018	1.53	0	0	0.50%	-5.2%	12/31/2018	1.56	0	0	0.25%	-4.9%	12/31/2018	1.59	151	241	0.00%	-4.7%
12/31/2017	1.61	0	0	0.50%	12.3%	12/31/2017	1.64	0	0	0.25%	12.6%	12/31/2017	1.67	197	330	0.00%	12.9%
12/31/2016	1.44	0	0	0.50%	6.3%	12/31/2016	1.46	0	0	0.25%	6.5%	12/31/2016	1.48	740	1,098	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	1.0%
2017	1.1%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,178,391	$4,974,959	347,574
Receivables: investments sold	3,947
Payables: investments purchased	-
Net assets	$5,182,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,182,338	2,750,513	$1.88
Band 100	-	-	1.93
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$5,182,338	2,750,513

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$70,224
Mortality & expense charges	(87,719)
Net investment income (loss)	(17,495)

Gain (loss) on investments:
Net realized gain (loss)	229,215
Realized gain distributions	351,121
Net change in unrealized appreciation (depreciation)	108,758
Net gain (loss)	689,094

Increase (decrease) in net assets from operations	$671,599

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,495)	$32,334
Net realized gain (loss)	229,215	(86,575)
Realized gain distributions	351,121	264,845
Net change in unrealized appreciation (depreciation)	108,758	1,392,430

Increase (decrease) in net assets from operations	671,599	1,603,034

Contract owner transactions:
Proceeds from units sold	488,369	1,431,391
Cost of units redeemed	(5,547,257)	(5,198,071)
Account charges	(3,886)	(7,069)
Increase (decrease)	(5,062,774)	(3,773,749)
Net increase (decrease)	(4,391,175)	(2,170,715)
Net assets, beginning	9,573,513	11,744,228
Net assets, ending	$5,182,338	$9,573,513

Units sold	343,795	1,010,833
Units redeemed	(3,229,866)	(3,367,598)
Net increase (decrease)	(2,886,071)	(2,356,765)
Units outstanding, beginning	5,636,584	7,993,349
Units outstanding, ending	2,750,513	5,636,584

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,020,056
Cost of units redeemed/account charges	(33,203,081)
Net investment income (loss)	385,515
Net realized gain (loss)	1,579,764
Realized gain distributions	3,196,652
Net change in unrealized appreciation (depreciation)	203,432
Net assets	$5,182,338

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	2,751	$5,182	1.25%	10.9%	12/31/2020	$1.93	0	$0	1.00%	11.2%	12/31/2020	$1.98	0	$0	0.75%	11.5%
12/31/2019	1.70	5,637	9,574	1.25%	15.6%	12/31/2019	1.74	0	0	1.00%	15.9%	12/31/2019	1.78	0	0	0.75%	16.2%
12/31/2018	1.47	7,993	11,744	1.25%	-5.6%	12/31/2018	1.50	0	0	1.00%	-5.3%	12/31/2018	1.53	0	0	0.75%	-5.1%
12/31/2017	1.56	8,993	13,993	1.25%	11.7%	12/31/2017	1.58	0	0	1.00%	12.0%	12/31/2017	1.61	0	0	0.75%	12.3%
12/31/2016	1.39	9,561	13,318	1.25%	5.7%	12/31/2016	1.41	0	0	1.00%	6.0%	12/31/2016	1.44	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	0	$0	0.50%	11.8%	12/31/2020	$2.09	0	$0	0.25%	12.0%	12/31/2020	$2.14	0	$0	0.00%	12.3%
12/31/2019	1.82	0	0	0.50%	16.5%	12/31/2019	1.86	0	0	0.25%	16.8%	12/31/2019	1.90	0	0	0.00%	17.1%
12/31/2018	1.56	0	0	0.50%	-4.9%	12/31/2018	1.59	0	0	0.25%	-4.6%	12/31/2018	1.63	0	0	0.00%	-4.4%
12/31/2017	1.64	0	0	0.50%	12.5%	12/31/2017	1.67	0	0	0.25%	12.8%	12/31/2017	1.70	0	0	0.00%	13.1%
12/31/2016	1.46	0	0	0.50%	6.5%	12/31/2016	1.48	0	0	0.25%	6.8%	12/31/2016	1.50	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	1.8%
2017	1.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund R Class - 06-778
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,462,455	$9,741,387	469,664
Receivables: investments sold	6,372
Payables: investments purchased	-
Net assets	$10,468,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,417,407	5,266,666	$1.98
Band 100	51,420	25,343	2.03
Band 75	-	-	2.08
Band 50	-	-	2.13
Band 25	-	-	2.19
Band 0	-	-	2.25
Total	$10,468,827	5,292,009

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$116,510
Mortality & expense charges	(129,616)
Net investment income (loss)	(13,106)

Gain (loss) on investments:
Net realized gain (loss)	332,121
Realized gain distributions	815,572
Net change in unrealized appreciation (depreciation)	(35,093)
Net gain (loss)	1,112,600

Increase (decrease) in net assets from operations	$1,099,494

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,106)	$29,476
Net realized gain (loss)	332,121	248,687
Realized gain distributions	815,572	422,590
Net change in unrealized appreciation (depreciation)	(35,093)	1,652,838

Increase (decrease) in net assets from operations	1,099,494	2,353,591

Contract owner transactions:
Proceeds from units sold	1,394,274	2,061,964
Cost of units redeemed	(5,071,345)	(6,301,485)
Account charges	(19,553)	(22,876)
Increase (decrease)	(3,696,624)	(4,262,397)
Net increase (decrease)	(2,597,130)	(1,908,806)
Net assets, beginning	13,065,957	14,974,763
Net assets, ending	$10,468,827	$13,065,957

Units sold	883,100	1,233,924
Units redeemed	(2,916,124)	(3,739,642)
Net increase (decrease)	(2,033,024)	(2,505,718)
Units outstanding, beginning	7,325,033	9,830,751
Units outstanding, ending	5,292,009	7,325,033

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$58,477,032
Cost of units redeemed/account charges	(57,561,312)
Net investment income (loss)	299,880
Net realized gain (loss)	3,656,903
Realized gain distributions	4,875,256
Net change in unrealized appreciation (depreciation)	721,068
Net assets	$10,468,827

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	5,267	$10,417	1.25%	11.3%	12/31/2020	$2.03	25	$51	1.00%	11.5%	12/31/2020	$2.08	0	$0	0.75%	11.8%
12/31/2019	1.78	7,105	12,630	1.25%	17.3%	12/31/2019	1.82	17	32	1.00%	17.6%	12/31/2019	1.86	0	0	0.75%	17.9%
12/31/2018	1.52	9,373	14,208	1.25%	-6.6%	12/31/2018	1.55	17	26	1.00%	-6.4%	12/31/2018	1.58	0	0	0.75%	-6.1%
12/31/2017	1.62	13,018	21,131	1.25%	13.7%	12/31/2017	1.65	4	7	1.00%	14.0%	12/31/2017	1.68	0	0	0.75%	14.3%
12/31/2016	1.43	15,602	22,264	1.25%	5.6%	12/31/2016	1.45	3	5	1.00%	5.8%	12/31/2016	1.47	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.13	0	$0	0.50%	12.1%	12/31/2020	$2.19	0	$0	0.25%	12.4%	12/31/2020	$2.25	0	$0	0.00%	12.7%
12/31/2019	1.90	0	0	0.50%	18.2%	12/31/2019	1.95	0	0	0.25%	18.4%	12/31/2019	1.99	203	404	0.00%	18.7%
12/31/2018	1.61	0	0	0.50%	-5.9%	12/31/2018	1.65	0	0	0.25%	-5.7%	12/31/2018	1.68	441	740	0.00%	-5.4%
12/31/2017	1.71	0	0	0.50%	14.6%	12/31/2017	1.74	0	0	0.25%	14.9%	12/31/2017	1.78	713	1,265	0.00%	15.2%
12/31/2016	1.49	0	0	0.50%	6.4%	12/31/2016	1.52	0	0	0.25%	6.6%	12/31/2016	1.54	1,550	2,389	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.5%
2018	1.2%
2017	1.2%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,595,349	$10,054,593	467,372
Receivables: investments sold	-
Payables: investments purchased	(56,109)
Net assets	$10,539,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,539,240	5,192,859	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.25
Band 0	-	-	2.30
Total	$10,539,240	5,192,859

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$128,285
Mortality & expense charges	(159,119)
Net investment income (loss)	(30,834)

Gain (loss) on investments:
Net realized gain (loss)	537,741
Realized gain distributions	808,196
Net change in unrealized appreciation (depreciation)	(14,465)
Net gain (loss)	1,331,472

Increase (decrease) in net assets from operations	$1,300,638

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,834)	$(47,167)
Net realized gain (loss)	537,741	423,808
Realized gain distributions	808,196	515,587
Net change in unrealized appreciation (depreciation)	(14,465)	3,522,766

Increase (decrease) in net assets from operations	1,300,638	4,414,994

Contract owner transactions:
Proceeds from units sold	1,843,221	4,925,696
Cost of units redeemed	(9,864,213)	(20,895,229)
Account charges	(10,628)	(20,256)
Increase (decrease)	(8,031,620)	(15,989,789)
Net increase (decrease)	(6,730,982)	(11,574,795)
Net assets, beginning	17,270,222	28,845,017
Net assets, ending	$10,539,240	$17,270,222

Units sold	1,033,908	2,852,040
Units redeemed	(5,334,501)	(12,000,352)
Net increase (decrease)	(4,300,593)	(9,148,312)
Units outstanding, beginning	9,493,452	18,641,764
Units outstanding, ending	5,192,859	9,493,452

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$69,361,665
Cost of units redeemed/account charges	(68,857,735)
Net investment income (loss)	446,243
Net realized gain (loss)	3,401,543
Realized gain distributions	5,646,768
Net change in unrealized appreciation (depreciation)	540,756
Net assets	$10,539,240

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	5,193	$10,539	1.25%	11.6%	12/31/2020	$2.08	0	$0	1.00%	11.8%	12/31/2020	$2.14	0	$0	0.75%	12.1%
12/31/2019	1.82	9,493	17,270	1.25%	17.6%	12/31/2019	1.86	0	0	1.00%	17.9%	12/31/2019	1.90	0	0	0.75%	18.2%
12/31/2018	1.55	18,642	28,845	1.25%	-6.4%	12/31/2018	1.58	0	0	1.00%	-6.2%	12/31/2018	1.61	0	0	0.75%	-5.9%
12/31/2017	1.65	15,532	25,672	1.25%	14.1%	12/31/2017	1.68	0	0	1.00%	14.3%	12/31/2017	1.71	0	0	0.75%	14.6%
12/31/2016	1.45	17,417	25,239	1.25%	5.8%	12/31/2016	1.47	0	0	1.00%	6.1%	12/31/2016	1.49	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	0	$0	0.50%	12.4%	12/31/2020	$2.25	0	$0	0.25%	12.7%	12/31/2020	$2.30	0	$0	0.00%	13.0%
12/31/2019	1.95	0	0	0.50%	18.5%	12/31/2019	1.99	0	0	0.25%	18.7%	12/31/2019	2.04	0	0	0.00%	19.0%
12/31/2018	1.65	0	0	0.50%	-5.7%	12/31/2018	1.68	0	0	0.25%	-5.4%	12/31/2018	1.71	0	0	0.00%	-5.2%
12/31/2017	1.74	0	0	0.50%	14.9%	12/31/2017	1.78	0	0	0.25%	15.2%	12/31/2017	1.81	0	0	0.00%	15.5%
12/31/2016	1.52	0	0	0.50%	6.6%	12/31/2016	1.54	0	0	0.25%	6.9%	12/31/2016	1.57	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.3%
2018	1.9%
2017	1.5%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund R Class - 06-781
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,134,365	$10,365,918	638,182
Receivables: investments sold	-
Payables: investments purchased	(2,523)
Net assets	$12,131,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,131,842	5,731,112	$2.12
Band 100	-	-	2.17
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.34
Band 0	-	-	2.40
Total	$12,131,842	5,731,112

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$116,505
Mortality & expense charges	(142,608)
Net investment income (loss)	(26,103)

Gain (loss) on investments:
Net realized gain (loss)	414,555
Realized gain distributions	466,023
Net change in unrealized appreciation (depreciation)	612,404
Net gain (loss)	1,492,982

Increase (decrease) in net assets from operations	$1,466,879

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,103)	$39,525
Net realized gain (loss)	414,555	319,604
Realized gain distributions	466,023	366,842
Net change in unrealized appreciation (depreciation)	612,404	1,659,313

Increase (decrease) in net assets from operations	1,466,879	2,385,284

Contract owner transactions:
Proceeds from units sold	1,576,831	2,040,898
Cost of units redeemed	(3,840,379)	(5,409,517)
Account charges	(8,980)	(12,206)
Increase (decrease)	(2,272,528)	(3,380,825)
Net increase (decrease)	(805,649)	(995,541)
Net assets, beginning	12,937,491	13,933,032
Net assets, ending	$12,131,842	$12,937,491

Units sold	989,454	1,170,463
Units redeemed	(2,101,225)	(3,052,269)
Net increase (decrease)	(1,111,771)	(1,881,806)
Units outstanding, beginning	6,842,883	8,724,689
Units outstanding, ending	5,731,112	6,842,883

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$47,785,807
Cost of units redeemed/account charges	(44,209,850)
Net investment income (loss)	164,721
Net realized gain (loss)	3,230,478
Realized gain distributions	3,392,239
Net change in unrealized appreciation (depreciation)	1,768,447
Net assets	$12,131,842

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.12	5,731	$12,132	1.25%	12.7%	12/31/2020	$2.17	0	$0	1.00%	13.0%	12/31/2020	$2.23	0	$0	0.75%	13.3%
12/31/2019	1.88	6,471	12,153	1.25%	18.9%	12/31/2019	1.92	0	0	1.00%	19.2%	12/31/2019	1.97	0	0	0.75%	19.5%
12/31/2018	1.58	7,818	12,347	1.25%	-7.3%	12/31/2018	1.61	0	0	1.00%	-7.1%	12/31/2018	1.65	0	0	0.75%	-6.9%
12/31/2017	1.70	10,557	17,995	1.25%	15.6%	12/31/2017	1.74	0	0	1.00%	15.9%	12/31/2017	1.77	0	0	0.75%	16.2%
12/31/2016	1.47	10,676	15,739	1.25%	5.7%	12/31/2016	1.50	0	0	1.00%	6.0%	12/31/2016	1.52	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.28	0	$0	0.50%	13.6%	12/31/2020	$2.34	0	$0	0.25%	13.8%	12/31/2020	$2.40	0	$0	0.00%	14.1%
12/31/2019	2.01	0	0	0.50%	19.8%	12/31/2019	2.06	0	0	0.25%	20.1%	12/31/2019	2.11	372	784	0.00%	20.4%
12/31/2018	1.68	0	0	0.50%	-6.6%	12/31/2018	1.71	0	0	0.25%	-6.4%	12/31/2018	1.75	907	1,586	0.00%	-6.2%
12/31/2017	1.80	0	0	0.50%	16.5%	12/31/2017	1.83	0	0	0.25%	16.8%	12/31/2017	1.86	985	1,837	0.00%	17.1%
12/31/2016	1.54	0	0	0.50%	6.5%	12/31/2016	1.57	0	0	0.25%	6.8%	12/31/2016	1.59	2,227	3,547	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	1.2%
2017	1.2%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,041,496	$16,084,743	944,509
Receivables: investments sold	140,314
Payables: investments purchased	-
Net assets	$18,181,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,181,810	8,373,189	$2.17
Band 100	-	-	2.23
Band 75	-	-	2.28
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.47
Total	$18,181,810	8,373,189

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$186,971
Mortality & expense charges	(259,800)
Net investment income (loss)	(72,829)

Gain (loss) on investments:
Net realized gain (loss)	1,526,882
Realized gain distributions	676,658
Net change in unrealized appreciation (depreciation)	223,780
Net gain (loss)	2,427,320

Increase (decrease) in net assets from operations	$2,354,491

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(72,829)	$66,272
Net realized gain (loss)	1,526,882	809,177
Realized gain distributions	676,658	754,875
Net change in unrealized appreciation (depreciation)	223,780	3,671,869

Increase (decrease) in net assets from operations	2,354,491	5,302,193

Contract owner transactions:
Proceeds from units sold	4,384,854	8,583,460
Cost of units redeemed	(17,306,501)	(14,472,269)
Account charges	(21,717)	(28,322)
Increase (decrease)	(12,943,364)	(5,917,131)
Net increase (decrease)	(10,588,873)	(614,938)
Net assets, beginning	28,770,683	29,385,621
Net assets, ending	$18,181,810	$28,770,683

Units sold	2,311,649	4,708,628
Units redeemed	(8,903,300)	(7,958,189)
Net increase (decrease)	(6,591,651)	(3,249,561)
Units outstanding, beginning	14,964,840	18,214,401
Units outstanding, ending	8,373,189	14,964,840

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,662,281
Cost of units redeemed/account charges	(59,107,520)
Net investment income (loss)	363,378
Net realized gain (loss)	4,428,077
Realized gain distributions	4,878,841
Net change in unrealized appreciation (depreciation)	1,956,753
Net assets	$18,181,810

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.17	8,373	$18,182	1.25%	12.9%	12/31/2020	$2.23	0	$0	1.00%	13.2%	12/31/2020	$2.28	0	$0	0.75%	13.5%
12/31/2019	1.92	14,965	28,771	1.25%	19.2%	12/31/2019	1.97	0	0	1.00%	19.5%	12/31/2019	2.01	0	0	0.75%	19.8%
12/31/2018	1.61	18,214	29,386	1.25%	-7.0%	12/31/2018	1.65	0	0	1.00%	-6.8%	12/31/2018	1.68	0	0	0.75%	-6.5%
12/31/2017	1.73	16,938	29,382	1.25%	15.9%	12/31/2017	1.77	0	0	1.00%	16.2%	12/31/2017	1.80	0	0	0.75%	16.5%
12/31/2016	1.50	16,459	24,630	1.25%	5.9%	12/31/2016	1.52	0	0	1.00%	6.2%	12/31/2016	1.54	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.34	0	$0	0.50%	13.8%	12/31/2020	$2.40	0	$0	0.25%	14.1%	12/31/2020	$2.47	0	$0	0.00%	14.4%
12/31/2019	2.06	0	0	0.50%	20.1%	12/31/2019	2.11	0	0	0.25%	20.4%	12/31/2019	2.16	0	0	0.00%	20.7%
12/31/2018	1.72	0	0	0.50%	-6.3%	12/31/2018	1.75	0	0	0.25%	-6.1%	12/31/2018	1.79	0	0	0.00%	-5.8%
12/31/2017	1.83	0	0	0.50%	16.8%	12/31/2017	1.86	0	0	0.25%	17.1%	12/31/2017	1.90	0	0	0.00%	17.4%
12/31/2016	1.57	0	0	0.50%	6.7%	12/31/2016	1.59	0	0	0.25%	7.0%	12/31/2016	1.62	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.5%
2018	1.7%
2017	1.5%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund R Class - 06-783
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,878,469	$10,894,286	462,963
Receivables: investments sold	24,313
Payables: investments purchased	-
Net assets	$12,902,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,902,782	5,741,592	$2.25
Band 100	-	-	2.31
Band 75	-	-	2.36
Band 50	-	-	2.43
Band 25	-	-	2.49
Band 0	-	-	2.55
Total	$12,902,782	5,741,592

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$100,701
Mortality & expense charges	(146,043)
Net investment income (loss)	(45,342)

Gain (loss) on investments:
Net realized gain (loss)	489,511
Realized gain distributions	542,913
Net change in unrealized appreciation (depreciation)	705,441
Net gain (loss)	1,737,865

Increase (decrease) in net assets from operations	$1,692,523

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45,342)	$23,451
Net realized gain (loss)	489,511	314,456
Realized gain distributions	542,913	477,414
Net change in unrealized appreciation (depreciation)	705,441	1,776,931

Increase (decrease) in net assets from operations	1,692,523	2,592,252

Contract owner transactions:
Proceeds from units sold	1,721,947	2,730,357
Cost of units redeemed	(4,398,069)	(5,087,095)
Account charges	(11,979)	(16,399)
Increase (decrease)	(2,688,101)	(2,373,137)
Net increase (decrease)	(995,578)	219,115
Net assets, beginning	13,898,360	13,679,245
Net assets, ending	$12,902,782	$13,898,360

Units sold	901,940	1,497,646
Units redeemed	(2,175,615)	(2,786,949)
Net increase (decrease)	(1,273,675)	(1,289,303)
Units outstanding, beginning	7,015,267	8,304,570
Units outstanding, ending	5,741,592	7,015,267

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,790,232
Cost of units redeemed/account charges	(45,477,578)
Net investment income (loss)	(54,353)
Net realized gain (loss)	3,388,665
Realized gain distributions	4,271,633
Net change in unrealized appreciation (depreciation)	1,984,183
Net assets	$12,902,782

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	5,742	$12,903	1.25%	13.9%	12/31/2020	$2.31	0	$0	1.00%	14.2%	12/31/2020	$2.36	0	$0	0.75%	14.4%
12/31/2019	1.97	6,787	13,394	1.25%	20.4%	12/31/2019	2.02	0	0	1.00%	20.7%	12/31/2019	2.07	0	0	0.75%	21.0%
12/31/2018	1.64	7,931	13,002	1.25%	-7.9%	12/31/2018	1.67	0	0	1.00%	-7.7%	12/31/2018	1.71	0	0	0.75%	-7.4%
12/31/2017	1.78	10,276	18,292	1.25%	17.4%	12/31/2017	1.81	0	0	1.00%	17.7%	12/31/2017	1.85	0	0	0.75%	18.0%
12/31/2016	1.52	11,559	17,530	1.25%	5.8%	12/31/2016	1.54	0	0	1.00%	6.1%	12/31/2016	1.56	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.43	0	$0	0.50%	14.7%	12/31/2020	$2.49	0	$0	0.25%	15.0%	12/31/2020	$2.55	0	$0	0.00%	15.3%
12/31/2019	2.11	0	0	0.50%	21.3%	12/31/2019	2.16	0	0	0.25%	21.6%	12/31/2019	2.21	228	505	0.00%	21.9%
12/31/2018	1.74	0	0	0.50%	-7.2%	12/31/2018	1.78	0	0	0.25%	-7.0%	12/31/2018	1.82	373	678	0.00%	-6.7%
12/31/2017	1.88	0	0	0.50%	18.3%	12/31/2017	1.91	0	0	0.25%	18.5%	12/31/2017	1.95	409	797	0.00%	18.8%
12/31/2016	1.59	0	0	0.50%	6.6%	12/31/2016	1.61	0	0	0.25%	6.9%	12/31/2016	1.64	1,334	2,186	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	1.1%
2017	1.0%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,882,689	$17,460,897	706,756
Receivables: investments sold	19,580
Payables: investments purchased	-
Net assets	$19,902,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,902,269	8,630,571	$2.31
Band 100	-	-	2.37
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.55
Band 0	-	-	2.62
Total	$19,902,269	8,630,571

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$180,610
Mortality & expense charges	(251,858)
Net investment income (loss)	(71,248)

Gain (loss) on investments:
Net realized gain (loss)	961,337
Realized gain distributions	829,468
Net change in unrealized appreciation (depreciation)	1,027,820
Net gain (loss)	2,818,625

Increase (decrease) in net assets from operations	$2,747,377

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,248)	$(27,731)
Net realized gain (loss)	961,337	996,329
Realized gain distributions	829,468	776,743
Net change in unrealized appreciation (depreciation)	1,027,820	3,762,625

Increase (decrease) in net assets from operations	2,747,377	5,507,966

Contract owner transactions:
Proceeds from units sold	3,494,009	7,456,052
Cost of units redeemed	(10,513,488)	(16,048,247)
Account charges	(18,380)	(25,360)
Increase (decrease)	(7,037,859)	(8,617,555)
Net increase (decrease)	(4,290,482)	(3,109,589)
Net assets, beginning	24,192,751	27,302,340
Net assets, ending	$19,902,269	$24,192,751

Units sold	1,824,718	3,962,579
Units redeemed	(5,172,482)	(8,301,206)
Net increase (decrease)	(3,347,764)	(4,338,627)
Units outstanding, beginning	11,978,335	16,316,962
Units outstanding, ending	8,630,571	11,978,335

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$64,968,252
Cost of units redeemed/account charges	(58,151,379)
Net investment income (loss)	79,735
Net realized gain (loss)	4,825,390
Realized gain distributions	5,758,479
Net change in unrealized appreciation (depreciation)	2,421,792
Net assets	$19,902,269

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	8,631	$19,902	1.25%	14.2%	12/31/2020	$2.37	0	$0	1.00%	14.5%	12/31/2020	$2.43	0	$0	0.75%	14.7%
12/31/2019	2.02	11,978	24,193	1.25%	20.7%	12/31/2019	2.07	0	0	1.00%	21.0%	12/31/2019	2.11	0	0	0.75%	21.3%
12/31/2018	1.67	16,317	27,302	1.25%	-7.7%	12/31/2018	1.71	0	0	1.00%	-7.5%	12/31/2018	1.74	0	0	0.75%	-7.2%
12/31/2017	1.81	14,481	26,252	1.25%	17.7%	12/31/2017	1.85	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%
12/31/2016	1.54	14,381	22,155	1.25%	6.1%	12/31/2016	1.56	0	0	1.00%	6.4%	12/31/2016	1.59	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	0	$0	0.50%	15.0%	12/31/2020	$2.55	0	$0	0.25%	15.3%	12/31/2020	$2.62	0	$0	0.00%	15.6%
12/31/2019	2.16	0	0	0.50%	21.6%	12/31/2019	2.21	0	0	0.25%	21.9%	12/31/2019	2.27	0	0	0.00%	22.2%
12/31/2018	1.78	0	0	0.50%	-7.0%	12/31/2018	1.82	0	0	0.25%	-6.8%	12/31/2018	1.85	0	0	0.00%	-6.5%
12/31/2017	1.91	0	0	0.50%	18.6%	12/31/2017	1.95	0	0	0.25%	18.9%	12/31/2017	1.98	0	0	0.00%	19.2%
12/31/2016	1.61	0	0	0.50%	6.9%	12/31/2016	1.64	0	0	0.25%	7.2%	12/31/2016	1.66	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	1.6%
2017	1.3%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund R Class - 06-786
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,395,127	$9,432,297	547,995
Receivables: investments sold	19,623
Payables: investments purchased	-
Net assets	$11,414,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,414,750	4,863,686	$2.35
Band 100	-	-	2.41
Band 75	-	-	2.47
Band 50	-	-	2.53
Band 25	-	-	2.60
Band 0	-	-	2.67
Total	$11,414,750	4,863,686

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$73,011
Mortality & expense charges	(128,676)
Net investment income (loss)	(55,665)

Gain (loss) on investments:
Net realized gain (loss)	552,331
Realized gain distributions	427,639
Net change in unrealized appreciation (depreciation)	673,859
Net gain (loss)	1,653,829

Increase (decrease) in net assets from operations	$1,598,164

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55,665)	$19,093
Net realized gain (loss)	552,331	247,978
Realized gain distributions	427,639	473,942
Net change in unrealized appreciation (depreciation)	673,859	1,659,969

Increase (decrease) in net assets from operations	1,598,164	2,400,982

Contract owner transactions:
Proceeds from units sold	1,529,028	2,209,862
Cost of units redeemed	(4,475,805)	(3,328,348)
Account charges	(7,491)	(10,263)
Increase (decrease)	(2,954,268)	(1,128,749)
Net increase (decrease)	(1,356,104)	1,272,233
Net assets, beginning	12,770,854	11,498,621
Net assets, ending	$11,414,750	$12,770,854

Units sold	779,822	1,165,369
Units redeemed	(2,120,584)	(1,726,119)
Net increase (decrease)	(1,340,762)	(560,750)
Units outstanding, beginning	6,204,448	6,765,198
Units outstanding, ending	4,863,686	6,204,448

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,511,152
Cost of units redeemed/account charges	(37,062,902)
Net investment income (loss)	(80,880)
Net realized gain (loss)	3,421,004
Realized gain distributions	3,663,546
Net change in unrealized appreciation (depreciation)	1,962,830
Net assets	$11,414,750

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.35	4,864	$11,415	1.25%	15.0%	12/31/2020	$2.41	0	$0	1.00%	15.3%	12/31/2020	$2.47	0	$0	0.75%	15.6%
12/31/2019	2.04	5,756	11,744	1.25%	21.6%	12/31/2019	2.09	0	0	1.00%	21.9%	12/31/2019	2.14	0	0	0.75%	22.2%
12/31/2018	1.68	5,944	9,972	1.25%	-8.6%	12/31/2018	1.71	0	0	1.00%	-8.3%	12/31/2018	1.75	0	0	0.75%	-8.1%
12/31/2017	1.84	8,411	15,434	1.25%	18.8%	12/31/2017	1.87	0	0	1.00%	19.1%	12/31/2017	1.90	0	0	0.75%	19.4%
12/31/2016	1.54	9,251	14,288	1.25%	5.8%	12/31/2016	1.57	0	0	1.00%	6.0%	12/31/2016	1.59	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	15.9%	12/31/2020	$2.60	0	$0	0.25%	16.2%	12/31/2020	$2.67	0	$0	0.00%	16.5%
12/31/2019	2.19	0	0	0.50%	22.5%	12/31/2019	2.24	0	0	0.25%	22.8%	12/31/2019	2.29	449	1,027	0.00%	23.1%
12/31/2018	1.78	0	0	0.50%	-7.9%	12/31/2018	1.82	0	0	0.25%	-7.6%	12/31/2018	1.86	821	1,526	0.00%	-7.4%
12/31/2017	1.94	0	0	0.50%	19.7%	12/31/2017	1.97	0	0	0.25%	20.0%	12/31/2017	2.01	829	1,664	0.00%	20.3%
12/31/2016	1.62	0	0	0.50%	6.6%	12/31/2016	1.64	0	0	0.25%	6.8%	12/31/2016	1.67	2,181	3,639	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.3%
2018	0.9%
2017	1.0%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,106,878	$13,700,945	762,445
Receivables: investments sold	-
Payables: investments purchased	(11,649)
Net assets	$16,095,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,095,229	6,687,226	$2.41
Band 100	-	-	2.47
Band 75	-	-	2.53
Band 50	-	-	2.60
Band 25	-	-	2.66
Band 0	-	-	2.73
Total	$16,095,229	6,687,226

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$123,664
Mortality & expense charges	(222,468)
Net investment income (loss)	(98,804)

Gain (loss) on investments:
Net realized gain (loss)	1,440,361
Realized gain distributions	596,500
Net change in unrealized appreciation (depreciation)	843,434
Net gain (loss)	2,880,295

Increase (decrease) in net assets from operations	$2,781,491

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(98,804)	$(58,170)
Net realized gain (loss)	1,440,361	1,197,063
Realized gain distributions	596,500	724,053
Net change in unrealized appreciation (depreciation)	843,434	3,407,055

Increase (decrease) in net assets from operations	2,781,491	5,270,001

Contract owner transactions:
Proceeds from units sold	2,965,729	5,490,228
Cost of units redeemed	(10,533,818)	(16,895,867)
Account charges	(19,709)	(29,335)
Increase (decrease)	(7,587,798)	(11,434,974)
Net increase (decrease)	(4,806,307)	(6,164,973)
Net assets, beginning	20,901,536	27,066,509
Net assets, ending	$16,095,229	$20,901,536

Units sold	1,463,916	2,865,891
Units redeemed	(4,789,925)	(8,660,418)
Net increase (decrease)	(3,326,009)	(5,794,527)
Units outstanding, beginning	10,013,235	15,807,762
Units outstanding, ending	6,687,226	10,013,235

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$51,350,767
Cost of units redeemed/account charges	(46,735,869)
Net investment income (loss)	(84,328)
Net realized gain (loss)	4,196,855
Realized gain distributions	4,961,871
Net change in unrealized appreciation (depreciation)	2,405,933
Net assets	$16,095,229

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	6,687	$16,095	1.25%	15.3%	12/31/2020	$2.47	0	$0	1.00%	15.6%	12/31/2020	$2.53	0	$0	0.75%	15.9%
12/31/2019	2.09	10,013	20,902	1.25%	21.9%	12/31/2019	2.14	0	0	1.00%	22.2%	12/31/2019	2.19	0	0	0.75%	22.5%
12/31/2018	1.71	15,808	27,067	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.87	13,787	25,753	1.25%	19.1%	12/31/2017	1.90	0	0	1.00%	19.4%	12/31/2017	1.94	0	0	0.75%	19.7%
12/31/2016	1.57	11,324	17,759	1.25%	6.0%	12/31/2016	1.59	0	0	1.00%	6.3%	12/31/2016	1.62	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.60	0	$0	0.50%	16.2%	12/31/2020	$2.66	0	$0	0.25%	16.5%	12/31/2020	$2.73	0	$0	0.00%	16.8%
12/31/2019	2.24	0	0	0.50%	22.8%	12/31/2019	2.29	0	0	0.25%	23.1%	12/31/2019	2.34	0	0	0.00%	23.4%
12/31/2018	1.82	0	0	0.50%	-7.6%	12/31/2018	1.86	0	0	0.25%	-7.4%	12/31/2018	1.90	0	0	0.00%	-7.2%
12/31/2017	1.97	0	0	0.50%	20.0%	12/31/2017	2.01	0	0	0.25%	20.3%	12/31/2017	2.04	0	0	0.00%	20.6%
12/31/2016	1.64	0	0	0.50%	6.8%	12/31/2016	1.67	0	0	0.25%	7.1%	12/31/2016	1.69	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.2%
2018	1.4%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,509,287	$10,688,830	415,884
Receivables: investments sold	12,998
Payables: investments purchased	-
Net assets	$12,522,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,522,285	5,038,330	$2.49
Band 100	-	-	2.55
Band 75	-	-	2.62
Band 50	-	-	2.68
Band 25	-	-	2.75
Band 0	-	-	2.82
Total	$12,522,285	5,038,330

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$78,959
Mortality & expense charges	(189,201)
Net investment income (loss)	(110,242)

Gain (loss) on investments:
Net realized gain (loss)	1,369,906
Realized gain distributions	497,446
Net change in unrealized appreciation (depreciation)	720,382
Net gain (loss)	2,587,734

Increase (decrease) in net assets from operations	$2,477,492

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(110,242)	$(63,104)
Net realized gain (loss)	1,369,906	751,391
Realized gain distributions	497,446	713,265
Net change in unrealized appreciation (depreciation)	720,382	3,214,346

Increase (decrease) in net assets from operations	2,477,492	4,615,898

Contract owner transactions:
Proceeds from units sold	2,509,735	5,050,113
Cost of units redeemed	(10,471,798)	(13,795,206)
Account charges	(16,910)	(20,596)
Increase (decrease)	(7,978,973)	(8,765,689)
Net increase (decrease)	(5,501,481)	(4,149,791)
Net assets, beginning	18,023,766	22,173,557
Net assets, ending	$12,522,285	$18,023,766

Units sold	1,234,304	2,560,371
Units redeemed	(4,631,666)	(6,870,784)
Net increase (decrease)	(3,397,362)	(4,310,413)
Units outstanding, beginning	8,435,692	12,746,105
Units outstanding, ending	5,038,330	8,435,692

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$50,590,108
Cost of units redeemed/account charges	(49,003,057)
Net investment income (loss)	(266,598)
Net realized gain (loss)	4,339,096
Realized gain distributions	5,042,279
Net change in unrealized appreciation (depreciation)	1,820,457
Net assets	$12,522,285

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.49	5,038	$12,522	1.25%	16.3%	12/31/2020	$2.55	0	$0	1.00%	16.6%	12/31/2020	$2.62	0	$0	0.75%	16.9%
12/31/2019	2.14	8,436	18,024	1.25%	22.8%	12/31/2019	2.19	0	0	1.00%	23.1%	12/31/2019	2.24	0	0	0.75%	23.4%
12/31/2018	1.74	12,746	22,174	1.25%	-8.7%	12/31/2018	1.78	0	0	1.00%	-8.4%	12/31/2018	1.81	0	0	0.75%	-8.2%
12/31/2017	1.90	12,083	23,010	1.25%	20.2%	12/31/2017	1.94	0	0	1.00%	20.5%	12/31/2017	1.97	0	0	0.75%	20.8%
12/31/2016	1.58	10,731	17,006	1.25%	6.0%	12/31/2016	1.61	0	0	1.00%	6.3%	12/31/2016	1.63	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.68	0	$0	0.50%	17.2%	12/31/2020	$2.75	0	$0	0.25%	17.5%	12/31/2020	$2.82	0	$0	0.00%	17.8%
12/31/2019	2.29	0	0	0.50%	23.7%	12/31/2019	2.34	0	0	0.25%	24.1%	12/31/2019	2.40	0	0	0.00%	24.4%
12/31/2018	1.85	0	0	0.50%	-8.0%	12/31/2018	1.89	0	0	0.25%	-7.7%	12/31/2018	1.93	0	0	0.00%	-7.5%
12/31/2017	2.01	0	0	0.50%	21.1%	12/31/2017	2.05	0	0	0.25%	21.4%	12/31/2017	2.08	0	0	0.00%	21.7%
12/31/2016	1.66	0	0	0.50%	6.8%	12/31/2016	1.69	0	0	0.25%	7.1%	12/31/2016	1.71	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.2%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund R Class - 06-789
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,487,914	$7,813,234	318,232
Receivables: investments sold	14,511
Payables: investments purchased	-
Net assets	$9,502,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,502,425	3,922,311	$2.42
Band 100	-	-	2.49
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.68
Band 0	-	-	2.75
Total	$9,502,425	3,922,311

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$48,433
Mortality & expense charges	(103,676)
Net investment income (loss)	(55,243)

Gain (loss) on investments:
Net realized gain (loss)	360,056
Realized gain distributions	381,415
Net change in unrealized appreciation (depreciation)	740,084
Net gain (loss)	1,481,555

Increase (decrease) in net assets from operations	$1,426,312

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55,243)	$(1,326)
Net realized gain (loss)	360,056	380,747
Realized gain distributions	381,415	405,335
Net change in unrealized appreciation (depreciation)	740,084	1,385,927

Increase (decrease) in net assets from operations	1,426,312	2,170,683

Contract owner transactions:
Proceeds from units sold	1,410,627	1,753,071
Cost of units redeemed	(2,842,508)	(5,539,828)
Account charges	(9,458)	(11,462)
Increase (decrease)	(1,441,339)	(3,798,219)
Net increase (decrease)	(15,027)	(1,627,536)
Net assets, beginning	9,517,452	11,144,988
Net assets, ending	$9,502,425	$9,517,452

Units sold	687,762	903,921
Units redeemed	(1,297,800)	(2,765,010)
Net increase (decrease)	(610,038)	(1,861,089)
Units outstanding, beginning	4,532,349	6,393,438
Units outstanding, ending	3,922,311	4,532,349

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$38,329,904
Cost of units redeemed/account charges	(37,174,826)
Net investment income (loss)	(122,121)
Net realized gain (loss)	3,142,512
Realized gain distributions	3,652,276
Net change in unrealized appreciation (depreciation)	1,674,680
Net assets	$9,502,425

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.42	3,922	$9,502	1.25%	16.1%	12/31/2020	$2.49	0	$0	1.00%	16.4%	12/31/2020	$2.55	0	$0	0.75%	16.7%
12/31/2019	2.09	4,304	8,982	1.25%	22.5%	12/31/2019	2.14	0	0	1.00%	22.8%	12/31/2019	2.19	0	0	0.75%	23.1%
12/31/2018	1.70	5,018	8,550	1.25%	-8.9%	12/31/2018	1.74	0	0	1.00%	-8.7%	12/31/2018	1.77	0	0	0.75%	-8.4%
12/31/2017	1.87	6,450	12,061	1.25%	19.9%	12/31/2017	1.90	0	0	1.00%	20.2%	12/31/2017	1.94	0	0	0.75%	20.5%
12/31/2016	1.56	7,101	11,078	1.25%	5.8%	12/31/2016	1.58	0	0	1.00%	6.0%	12/31/2016	1.61	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.61	0	$0	0.50%	17.0%	12/31/2020	$2.68	0	$0	0.25%	17.2%	12/31/2020	$2.75	0	$0	0.00%	17.5%
12/31/2019	2.24	0	0	0.50%	23.4%	12/31/2019	2.29	0	0	0.25%	23.7%	12/31/2019	2.34	229	536	0.00%	24.0%
12/31/2018	1.81	0	0	0.50%	-8.2%	12/31/2018	1.85	0	0	0.25%	-8.0%	12/31/2018	1.89	1,375	2,595	0.00%	-7.7%
12/31/2017	1.97	0	0	0.50%	20.8%	12/31/2017	2.01	0	0	0.25%	21.1%	12/31/2017	2.05	1,335	2,730	0.00%	21.4%
12/31/2016	1.63	0	0	0.50%	6.6%	12/31/2016	1.66	0	0	0.25%	6.8%	12/31/2016	1.69	3,068	5,171	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.0%
2018	0.8%
2017	0.8%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund R Class - 06-792
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,196,300	$5,921,902	350,469
Receivables: investments sold	9,350
Payables: investments purchased	-
Net assets	$7,205,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,205,650	2,939,386	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.65
Band 25	-	-	2.71
Band 0	-	-	2.78
Total	$7,205,650	2,939,386

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,447
Mortality & expense charges	(81,124)
Net investment income (loss)	(47,677)

Gain (loss) on investments:
Net realized gain (loss)	323,792
Realized gain distributions	264,236
Net change in unrealized appreciation (depreciation)	583,820
Net gain (loss)	1,171,848

Increase (decrease) in net assets from operations	$1,124,171

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,677)	$(7,846)
Net realized gain (loss)	323,792	165,546
Realized gain distributions	264,236	323,053
Net change in unrealized appreciation (depreciation)	583,820	1,083,876

Increase (decrease) in net assets from operations	1,124,171	1,564,629

Contract owner transactions:
Proceeds from units sold	1,160,672	1,809,915
Cost of units redeemed	(2,757,036)	(2,719,536)
Account charges	(9,157)	(11,363)
Increase (decrease)	(1,605,521)	(920,984)
Net increase (decrease)	(481,350)	643,645
Net assets, beginning	7,687,000	7,043,355
Net assets, ending	$7,205,650	$7,687,000

Units sold	564,152	942,244
Units redeemed	(1,268,421)	(1,393,094)
Net increase (decrease)	(704,269)	(450,850)
Units outstanding, beginning	3,643,655	4,094,505
Units outstanding, ending	2,939,386	3,643,655

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,889,487
Cost of units redeemed/account charges	(24,830,685)
Net investment income (loss)	(179,289)
Net realized gain (loss)	1,807,169
Realized gain distributions	2,244,570
Net change in unrealized appreciation (depreciation)	1,274,398
Net assets	$7,205,650

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	2,939	$7,206	1.25%	16.6%	12/31/2020	$2.51	0	$0	1.00%	16.9%	12/31/2020	$2.58	0	$0	0.75%	17.2%
12/31/2019	2.10	3,542	7,446	1.25%	23.2%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	3,803	6,492	1.25%	-9.2%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	4,641	8,724	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%
12/31/2016	1.56	4,951	7,738	1.25%	5.9%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.65	0	$0	0.50%	17.5%	12/31/2020	$2.71	0	$0	0.25%	17.8%	12/31/2020	$2.78	0	$0	0.00%	18.1%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	102	241	0.00%	24.7%
12/31/2018	1.82	0	0	0.50%	-8.5%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	292	552	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	296	608	0.00%	21.8%
12/31/2016	1.64	0	0	0.50%	6.7%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	971	1,639	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.1%
2018	0.8%
2017	0.7%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,378,496	$9,691,142	540,014
Receivables: investments sold	-
Payables: investments purchased	(124,588)
Net assets	$11,253,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,253,908	4,478,912	$2.51
Band 100	-	-	2.58
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.78
Band 0	-	-	2.85
Total	$11,253,908	4,478,912

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$67,926
Mortality & expense charges	(160,895)
Net investment income (loss)	(92,969)

Gain (loss) on investments:
Net realized gain (loss)	1,202,941
Realized gain distributions	412,786
Net change in unrealized appreciation (depreciation)	701,429
Net gain (loss)	2,317,156

Increase (decrease) in net assets from operations	$2,224,187

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(92,969)	$(48,676)
Net realized gain (loss)	1,202,941	549,707
Realized gain distributions	412,786	597,076
Net change in unrealized appreciation (depreciation)	701,429	2,590,078

Increase (decrease) in net assets from operations	2,224,187	3,688,185

Contract owner transactions:
Proceeds from units sold	2,979,377	5,987,513
Cost of units redeemed	(9,791,698)	(11,161,351)
Account charges	(14,532)	(20,606)
Increase (decrease)	(6,826,853)	(5,194,444)
Net increase (decrease)	(4,602,666)	(1,506,259)
Net assets, beginning	15,856,574	17,362,833
Net assets, ending	$11,253,908	$15,856,574

Units sold	1,454,848	2,975,337
Units redeemed	(4,350,908)	(5,571,229)
Net increase (decrease)	(2,896,060)	(2,595,892)
Units outstanding, beginning	7,374,972	9,970,864
Units outstanding, ending	4,478,912	7,374,972

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,688,064
Cost of units redeemed/account charges	(36,432,165)
Net investment income (loss)	(196,725)
Net realized gain (loss)	3,035,895
Realized gain distributions	3,471,485
Net change in unrealized appreciation (depreciation)	1,687,354
Net assets	$11,253,908

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.51	4,479	$11,254	1.25%	16.9%	12/31/2020	$2.58	0	$0	1.00%	17.2%	12/31/2020	$2.64	0	$0	0.75%	17.5%
12/31/2019	2.15	7,375	15,857	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.8%	12/31/2019	2.25	0	0	0.75%	24.1%
12/31/2018	1.74	9,971	17,363	1.25%	-8.9%	12/31/2018	1.78	0	0	1.00%	-8.7%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	9,076	17,354	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	7,550	11,974	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	17.7%	12/31/2020	$2.78	0	$0	0.25%	18.0%	12/31/2020	$2.85	0	$0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.4%	12/31/2019	2.36	0	0	0.25%	24.7%	12/31/2019	2.41	0	0	0.00%	25.0%
12/31/2018	1.85	0	0	0.50%	-8.2%	12/31/2018	1.89	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.2%
2017	1.1%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund R Class - 06-794
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,979,650	$4,935,311	344,728
Receivables: investments sold	15,178
Payables: investments purchased	-
Net assets	$5,994,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,994,828	2,448,154	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.71
Band 0	-	-	2.78
Total	$5,994,828	2,448,154

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$29,568
Mortality & expense charges	(65,830)
Net investment income (loss)	(36,262)

Gain (loss) on investments:
Net realized gain (loss)	235,481
Realized gain distributions	210,266
Net change in unrealized appreciation (depreciation)	519,501
Net gain (loss)	965,248

Increase (decrease) in net assets from operations	$928,986

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36,262)	$(8,748)
Net realized gain (loss)	235,481	150,106
Realized gain distributions	210,266	246,013
Net change in unrealized appreciation (depreciation)	519,501	853,368

Increase (decrease) in net assets from operations	928,986	1,240,739

Contract owner transactions:
Proceeds from units sold	1,229,881	1,710,250
Cost of units redeemed	(2,215,003)	(2,482,074)
Account charges	(8,367)	(9,852)
Increase (decrease)	(993,489)	(781,676)
Net increase (decrease)	(64,503)	459,063
Net assets, beginning	6,059,331	5,600,268
Net assets, ending	$5,994,828	$6,059,331

Units sold	601,139	878,674
Units redeemed	(1,026,846)	(1,258,027)
Net increase (decrease)	(425,707)	(379,353)
Units outstanding, beginning	2,873,861	3,253,214
Units outstanding, ending	2,448,154	2,873,861

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$23,711,918
Cost of units redeemed/account charges	(21,990,217)
Net investment income (loss)	(149,648)
Net realized gain (loss)	1,639,871
Realized gain distributions	1,738,565
Net change in unrealized appreciation (depreciation)	1,044,339
Net assets	$5,994,828

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	2,448	$5,995	1.25%	16.6%	12/31/2020	$2.51	0	$0	1.00%	16.9%	12/31/2020	$2.58	0	$0	0.75%	17.2%
12/31/2019	2.10	2,786	5,852	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.4%	12/31/2019	2.20	0	0	0.75%	23.7%
12/31/2018	1.71	2,980	5,085	1.25%	-9.1%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	3,497	6,566	1.25%	20.2%	12/31/2017	1.91	0	0	1.00%	20.5%	12/31/2017	1.95	0	0	0.75%	20.8%
12/31/2016	1.56	4,181	6,529	1.25%	5.9%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	0	$0	0.50%	17.4%	12/31/2020	$2.71	0	$0	0.25%	17.7%	12/31/2020	$2.78	0	$0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	88	208	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.4%	12/31/2018	1.85	0	0	0.25%	-8.2%	12/31/2018	1.89	273	515	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.1%	12/31/2017	2.02	0	0	0.25%	21.4%	12/31/2017	2.05	258	531	0.00%	21.7%
12/31/2016	1.64	0	0	0.50%	6.7%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	720	1,215	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.0%
2018	0.8%
2017	0.8%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,367,617	$7,942,542	533,764
Receivables: investments sold	15,954
Payables: investments purchased	-
Net assets	$9,383,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,383,571	3,735,269	$2.51
Band 100	-	-	2.58
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.78
Band 0	-	-	2.85
Total	$9,383,571	3,735,269
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$56,062
Mortality & expense charges	(144,955)
Net investment income (loss)	(88,893)

Gain (loss) on investments:
Net realized gain (loss)	1,181,691
Realized gain distributions	326,180
Net change in unrealized appreciation (depreciation)	632,245
Net gain (loss)	2,140,116

Increase (decrease) in net assets from operations	$2,051,223

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(88,893)	$(34,467)
Net realized gain (loss)	1,181,691	406,429
Realized gain distributions	326,180	458,157
Net change in unrealized appreciation (depreciation)	632,245	1,974,378

Increase (decrease) in net assets from operations	2,051,223	2,804,497

Contract owner transactions:
Proceeds from units sold	2,816,884	4,990,836
Cost of units redeemed	(8,209,748)	(7,625,443)
Account charges	(12,690)	(15,617)
Increase (decrease)	(5,405,554)	(2,650,224)
Net increase (decrease)	(3,354,331)	154,273
Net assets, beginning	12,737,902	12,583,629
Net assets, ending	$9,383,571	$12,737,902

Units sold	1,404,248	2,486,939
Units redeemed	(3,594,458)	(3,793,373)
Net increase (decrease)	(2,190,210)	(1,306,434)
Units outstanding, beginning	5,925,479	7,231,913
Units outstanding, ending	3,735,269	5,925,479

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,619,815
Cost of units redeemed/account charges	(27,479,434)
Net investment income (loss)	(158,349)
Net realized gain (loss)	2,500,782
Realized gain distributions	2,475,682
Net change in unrealized appreciation (depreciation)	1,425,075
Net assets	$9,383,571

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.51	3,735	$9,384	1.25%	16.9%	12/31/2020	$2.58	0	$0	1.00%	17.2%	12/31/2020	$2.64	0	$0	0.75%	17.4%
12/31/2019	2.15	5,925	12,738	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	7,232	12,584	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	6,370	12,178	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	5,489	8,704	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	17.7%	12/31/2020	$2.78	0	$0	0.25%	18.0%	12/31/2020	$2.85	0	$0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.1%
2017	1.2%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund R Class - 06-797
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,994,231	$2,471,162	167,316
Receivables: investments sold	4,077
Payables: investments purchased	-
Net assets	$2,998,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,998,308	1,225,120	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.71
Band 0	-	-	2.78
Total	$2,998,308	1,225,120

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,548
Mortality & expense charges	(36,465)
Net investment income (loss)	(21,917)

Gain (loss) on investments:
Net realized gain (loss)	205,923
Realized gain distributions	79,207
Net change in unrealized appreciation (depreciation)	225,027
Net gain (loss)	510,157

Increase (decrease) in net assets from operations	$488,240

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,917)	$(4,672)
Net realized gain (loss)	205,923	102,617
Realized gain distributions	79,207	128,411
Net change in unrealized appreciation (depreciation)	225,027	514,474

Increase (decrease) in net assets from operations	488,240	740,830

Contract owner transactions:
Proceeds from units sold	921,948	1,131,659
Cost of units redeemed	(1,889,556)	(1,709,964)
Account charges	(6,879)	(9,501)
Increase (decrease)	(974,487)	(587,806)
Net increase (decrease)	(486,247)	153,024
Net assets, beginning	3,484,555	3,331,531
Net assets, ending	$2,998,308	$3,484,555

Units sold	459,441	605,268
Units redeemed	(885,940)	(890,242)
Net increase (decrease)	(426,499)	(284,974)
Units outstanding, beginning	1,651,619	1,936,593
Units outstanding, ending	1,225,120	1,651,619

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,452,505
Cost of units redeemed/account charges	(11,233,763)
Net investment income (loss)	(58,247)
Net realized gain (loss)	604,366
Realized gain distributions	710,378
Net change in unrealized appreciation (depreciation)	523,069
Net assets	$2,998,308

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.45	1,225	$2,998	1.25%	16.5%	12/31/2020	$2.51	0	$0	1.00%	16.8%	12/31/2020	$2.58	0	$0	0.75%	17.1%
12/31/2019	2.10	1,593	3,347	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%
12/31/2018	1.71	1,784	3,044	1.25%	-9.3%	12/31/2018	1.74	0	0	1.00%	-9.0%	12/31/2018	1.78	0	0	0.75%	-8.8%
12/31/2017	1.88	1,705	3,205	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%
12/31/2016	1.56	1,796	2,806	1.25%	5.8%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	0	$0	0.50%	17.4%	12/31/2020	$2.71	0	$0	0.25%	17.7%	12/31/2020	$2.78	0	$0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	58	138	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.6%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	152	288	0.00%	-8.1%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	140	288	0.00%	21.8%
12/31/2016	1.64	0	0	0.50%	6.6%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	239	403	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.1%
2018	0.8%
2017	0.8%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,792,532	$4,075,068	265,942
Receivables: investments sold	10,394
Payables: investments purchased	-
Net assets	$4,802,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,802,926	1,913,370	$2.51
Band 100	-	-	2.57
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.78
Band 0	-	-	2.85
Total	$4,802,926	1,913,370

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,073
Mortality & expense charges	(79,435)
Net investment income (loss)	(51,362)

Gain (loss) on investments:
Net realized gain (loss)	767,170
Realized gain distributions	125,056
Net change in unrealized appreciation (depreciation)	297,804
Net gain (loss)	1,190,030

Increase (decrease) in net assets from operations	$1,138,668

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,362)	$(15,898)
Net realized gain (loss)	767,170	201,106
Realized gain distributions	125,056	222,730
Net change in unrealized appreciation (depreciation)	297,804	1,066,578

Increase (decrease) in net assets from operations	1,138,668	1,474,516

Contract owner transactions:
Proceeds from units sold	2,141,502	3,542,168
Cost of units redeemed	(5,170,100)	(5,021,530)
Account charges	(10,967)	(11,737)
Increase (decrease)	(3,039,565)	(1,491,099)
Net increase (decrease)	(1,900,897)	(16,583)
Net assets, beginning	6,703,823	6,720,406
Net assets, ending	$4,802,926	$6,703,823

Units sold	1,055,278	1,789,110
Units redeemed	(2,260,234)	(2,532,731)
Net increase (decrease)	(1,204,956)	(743,621)
Units outstanding, beginning	3,118,326	3,861,947
Units outstanding, ending	1,913,370	3,118,326

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,721,161
Cost of units redeemed/account charges	(15,918,620)
Net investment income (loss)	(74,013)
Net realized gain (loss)	1,325,864
Realized gain distributions	1,031,070
Net change in unrealized appreciation (depreciation)	717,464
Net assets	$4,802,926

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.51	1,913	$4,803	1.25%	16.8%	12/31/2020	$2.57	0	$0	1.00%	17.1%	12/31/2020	$2.64	0	$0	0.75%	17.3%
12/31/2019	2.15	3,118	6,704	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%
12/31/2018	1.74	3,862	6,720	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.91	3,201	6,122	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	2,397	3,802	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	17.6%	12/31/2020	$2.78	0	$0	0.25%	17.9%	12/31/2020	$2.85	0	$0	0.00%	18.2%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.9%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.2%
2017	1.2%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$605,904	$561,927	38,402
Receivables: investments sold	473
Payables: investments purchased	-
Net assets	$606,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,377	375,939	$1.61
Band 100	-	-	1.65
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$606,377	375,939

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,267
Mortality & expense charges	(6,107)
Net investment income (loss)	160

Gain (loss) on investments:
Net realized gain (loss)	18,937
Realized gain distributions	43,495
Net change in unrealized appreciation (depreciation)	17,312
Net gain (loss)	79,744

Increase (decrease) in net assets from operations	$79,904

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$160	$3,000
Net realized gain (loss)	18,937	27,443
Realized gain distributions	43,495	6,328
Net change in unrealized appreciation (depreciation)	17,312	175,304

Increase (decrease) in net assets from operations	79,904	212,075

Contract owner transactions:
Proceeds from units sold	297,013	251,374
Cost of units redeemed	(206,848)	(2,033,819)
Account charges	(796)	(449)
Increase (decrease)	89,369	(1,782,894)
Net increase (decrease)	169,273	(1,570,819)
Net assets, beginning	437,104	2,007,923
Net assets, ending	$606,377	$437,104

Units sold	219,090	182,638
Units redeemed	(140,613)	(1,438,412)
Net increase (decrease)	78,477	(1,255,774)
Units outstanding, beginning	297,462	1,553,236
Units outstanding, ending	375,939	297,462

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,440,584
Cost of units redeemed/account charges	(6,330,804)
Net investment income (loss)	13,929
Net realized gain (loss)	127,518
Realized gain distributions	311,173
Net change in unrealized appreciation (depreciation)	43,977
Net assets	$606,377

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	376	$606	1.25%	9.8%	12/31/2020	$1.65	0	$0	1.00%	10.0%	12/31/2020	$1.70	0	$0	0.75%	10.3%
12/31/2019	1.47	297	437	1.25%	13.7%	12/31/2019	1.50	0	0	1.00%	14.0%	12/31/2019	1.54	0	0	0.75%	14.2%
12/31/2018	1.29	1,553	2,008	1.25%	-4.8%	12/31/2018	1.32	0	0	1.00%	-4.5%	12/31/2018	1.35	0	0	0.75%	-4.3%
12/31/2017	1.36	1,211	1,644	1.25%	8.7%	12/31/2017	1.38	0	0	1.00%	9.0%	12/31/2017	1.41	0	0	0.75%	9.3%
12/31/2016	1.25	1,607	2,006	1.25%	4.9%	12/31/2016	1.27	0	0	1.00%	5.2%	12/31/2016	1.29	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	10.6%	12/31/2020	$1.79	0	$0	0.25%	10.9%	12/31/2020	$1.83	0	$0	0.00%	11.1%
12/31/2019	1.57	0	0	0.50%	14.5%	12/31/2019	1.61	0	0	0.25%	14.8%	12/31/2019	1.65	0	0	0.00%	15.1%
12/31/2018	1.37	0	0	0.50%	-4.1%	12/31/2018	1.40	0	0	0.25%	-3.8%	12/31/2018	1.43	0	0	0.00%	-3.6%
12/31/2017	1.43	0	0	0.50%	9.5%	12/31/2017	1.46	0	0	0.25%	9.8%	12/31/2017	1.48	0	0	0.00%	10.1%
12/31/2016	1.31	0	0	0.50%	5.7%	12/31/2016	1.33	0	0	0.25%	6.0%	12/31/2016	1.35	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.9%
2018	1.6%
2017	1.3%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund R Class - 06-799
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,362,554	$1,300,348	86,435
Receivables: investments sold	1,404
Payables: investments purchased	-
Net assets	$1,363,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,363,958	867,406	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.79
Total	$1,363,958	867,406

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,705
Mortality & expense charges	(16,349)
Net investment income (loss)	(3,644)

Gain (loss) on investments:
Net realized gain (loss)	12,233
Realized gain distributions	97,935
Net change in unrealized appreciation (depreciation)	16,810
Net gain (loss)	126,978

Increase (decrease) in net assets from operations	$123,334

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,644)	$3,043
Net realized gain (loss)	12,233	(5)
Realized gain distributions	97,935	19,556
Net change in unrealized appreciation (depreciation)	16,810	146,124

Increase (decrease) in net assets from operations	123,334	168,718

Contract owner transactions:
Proceeds from units sold	158,648	213,378
Cost of units redeemed	(243,791)	(379,998)
Account charges	(2,393)	(2,344)
Increase (decrease)	(87,536)	(168,964)
Net increase (decrease)	35,798	(246)
Net assets, beginning	1,328,160	1,328,406
Net assets, ending	$1,363,958	$1,328,160

Units sold	111,167	201,562
Units redeemed	(167,008)	(325,281)
Net increase (decrease)	(55,841)	(123,719)
Units outstanding, beginning	923,247	1,046,966
Units outstanding, ending	867,406	923,247

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,327,945
Cost of units redeemed/account charges	(7,589,135)
Net investment income (loss)	(14,067)
Net realized gain (loss)	186,644
Realized gain distributions	390,365
Net change in unrealized appreciation (depreciation)	62,206
Net assets	$1,363,958

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	867	$1,364	1.25%	9.5%	12/31/2020	$1.61	0	$0	1.00%	9.8%	12/31/2020	$1.65	0	$0	0.75%	10.1%
12/31/2019	1.44	909	1,306	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%
12/31/2018	1.27	1,034	1,310	1.25%	-5.0%	12/31/2018	1.29	0	0	1.00%	-4.7%	12/31/2018	1.32	0	0	0.75%	-4.5%
12/31/2017	1.33	1,086	1,448	1.25%	8.5%	12/31/2017	1.36	0	0	1.00%	8.7%	12/31/2017	1.38	0	0	0.75%	9.0%
12/31/2016	1.23	1,602	1,970	1.25%	4.6%	12/31/2016	1.25	0	0	1.00%	4.9%	12/31/2016	1.27	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	0.50%	10.3%	12/31/2020	$1.74	0	$0	0.25%	10.6%	12/31/2020	$1.79	0	$0	0.00%	10.9%
12/31/2019	1.54	0	0	0.50%	14.2%	12/31/2019	1.57	0	0	0.25%	14.5%	12/31/2019	1.61	14	22	0.00%	14.8%
12/31/2018	1.35	0	0	0.50%	-4.3%	12/31/2018	1.38	0	0	0.25%	-4.0%	12/31/2018	1.40	13	18	0.00%	-3.8%
12/31/2017	1.41	0	0	0.50%	9.3%	12/31/2017	1.43	0	0	0.25%	9.5%	12/31/2017	1.46	14	21	0.00%	9.8%
12/31/2016	1.29	0	0	0.50%	5.4%	12/31/2016	1.31	0	0	0.25%	5.7%	12/31/2016	1.33	9	12	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.5%
2018	1.3%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,551,054	$1,310,738	106,652
Receivables: investments sold	6,079
Payables: investments purchased	-
Net assets	$1,557,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,557,133	917,765	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$1,557,133	917,765

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,272
Mortality & expense charges	(24,010)
Net investment income (loss)	(14,738)

Gain (loss) on investments:
Net realized gain (loss)	245,464
Realized gain distributions	24,727
Net change in unrealized appreciation (depreciation)	150,385
Net gain (loss)	420,576

Increase (decrease) in net assets from operations	$405,838

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,738)	$1,363
Net realized gain (loss)	245,464	8,262
Realized gain distributions	24,727	43,444
Net change in unrealized appreciation (depreciation)	150,385	219,008

Increase (decrease) in net assets from operations	405,838	272,077

Contract owner transactions:
Proceeds from units sold	1,238,517	1,401,700
Cost of units redeemed	(1,810,558)	(932,139)
Account charges	(6,889)	(6,292)
Increase (decrease)	(578,930)	463,269
Net increase (decrease)	(173,092)	735,346
Net assets, beginning	1,730,225	994,879
Net assets, ending	$1,557,133	$1,730,225

Units sold	893,322	1,046,303
Units redeemed	(1,166,467)	(700,833)
Net increase (decrease)	(273,145)	345,470
Units outstanding, beginning	1,190,910	845,440
Units outstanding, ending	917,765	1,190,910

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,087,403
Cost of units redeemed/account charges	(3,135,383)
Net investment income (loss)	(11,049)
Net realized gain (loss)	264,805
Realized gain distributions	111,041
Net change in unrealized appreciation (depreciation)	240,316
Net assets	$1,557,133

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	918	$1,557	1.25%	16.8%	12/31/2020	$1.72	0	$0	1.00%	17.1%	12/31/2020	$1.74	0	$0	0.75%	17.4%
12/31/2019	1.45	1,191	1,730	1.25%	23.5%	12/31/2019	1.47	0	0	1.00%	23.8%	12/31/2019	1.48	0	0	0.75%	24.1%
12/31/2018	1.18	845	995	1.25%	-9.0%	12/31/2018	1.18	0	0	1.00%	-8.8%	12/31/2018	1.19	0	0	0.75%	-8.5%
12/31/2017	1.29	328	425	1.25%	20.5%	12/31/2017	1.30	0	0	1.00%	20.9%	12/31/2017	1.30	0	0	0.75%	21.2%
12/31/2016	1.07	43	46	1.25%	7.3%	12/31/2016	1.07	0	0	1.00%	7.4%	12/31/2016	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	17.7%	12/31/2020	$1.78	0	$0	0.25%	18.0%	12/31/2020	$1.80	0	$0	0.00%	18.2%
12/31/2019	1.49	0	0	0.50%	24.4%	12/31/2019	1.51	0	0	0.25%	24.7%	12/31/2019	1.52	0	0	0.00%	25.0%
12/31/2018	1.20	0	0	0.50%	-8.3%	12/31/2018	1.21	0	0	0.25%	-8.1%	12/31/2018	1.22	0	0	0.00%	-7.8%
12/31/2017	1.31	0	0	0.50%	21.5%	12/31/2017	1.31	0	0	0.25%	21.8%	12/31/2017	1.32	0	0	0.00%	22.1%
12/31/2016	1.08	0	0	0.50%	7.8%	12/31/2016	1.08	0	0	0.25%	7.9%	12/31/2016	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.4%
2018	1.5%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,087,228	$914,890	75,419
Receivables: investments sold	7,112
Payables: investments purchased	-
Net assets	$1,094,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,094,340	652,374	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$1,094,340	652,374

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,072
Mortality & expense charges	(9,443)
Net investment income (loss)	(4,371)

Gain (loss) on investments:
Net realized gain (loss)	11,464
Realized gain distributions	17,391
Net change in unrealized appreciation (depreciation)	138,148
Net gain (loss)	167,003

Increase (decrease) in net assets from operations	$162,632

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,371)	$1,183
Net realized gain (loss)	11,464	522
Realized gain distributions	17,391	17,639
Net change in unrealized appreciation (depreciation)	138,148	72,650

Increase (decrease) in net assets from operations	162,632	91,994

Contract owner transactions:
Proceeds from units sold	510,926	487,430
Cost of units redeemed	(211,532)	(230,921)
Account charges	(3,492)	(3,448)
Increase (decrease)	295,902	253,061
Net increase (decrease)	458,534	345,055
Net assets, beginning	635,806	290,751
Net assets, ending	$1,094,340	$635,806

Units sold	360,243	367,043
Units redeemed	(149,139)	(173,786)
Net increase (decrease)	211,104	193,257
Units outstanding, beginning	441,270	248,013
Units outstanding, ending	652,374	441,270

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,561,131
Cost of units redeemed/account charges	(707,847)
Net investment income (loss)	(3,941)
Net realized gain (loss)	22,809
Realized gain distributions	49,850
Net change in unrealized appreciation (depreciation)	172,338
Net assets	$1,094,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	652	$1,094	1.25%	16.5%	12/31/2020	$1.70	0	$0	1.00%	16.8%	12/31/2020	$1.72	0	$0	0.75%	17.1%
12/31/2019	1.44	437	630	1.25%	23.2%	12/31/2019	1.45	0	0	1.00%	23.5%	12/31/2019	1.47	0	0	0.75%	23.8%
12/31/2018	1.17	228	267	1.25%	-9.2%	12/31/2018	1.18	0	0	1.00%	-9.0%	12/31/2018	1.18	0	0	0.75%	-8.7%
12/31/2017	1.29	153	197	1.25%	20.2%	12/31/2017	1.29	0	0	1.00%	20.5%	12/31/2017	1.30	0	0	0.75%	20.8%
12/31/2016	1.07	19	21	1.25%	7.1%	12/31/2016	1.07	0	0	1.00%	7.3%	12/31/2016	1.07	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	17.3%	12/31/2020	$1.76	0	$0	0.25%	17.6%	12/31/2020	$1.78	0	$0	0.00%	17.9%
12/31/2019	1.48	0	0	0.50%	24.1%	12/31/2019	1.49	0	0	0.25%	24.4%	12/31/2019	1.51	4	6	0.00%	24.7%
12/31/2018	1.19	0	0	0.50%	-8.5%	12/31/2018	1.20	0	0	0.25%	-8.3%	12/31/2018	1.21	20	24	0.00%	-8.0%
12/31/2017	1.30	0	0	0.50%	21.1%	12/31/2017	1.31	0	0	0.25%	21.4%	12/31/2017	1.31	8	10	0.00%	21.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.08	0	0	0.25%	7.8%	12/31/2016	1.08	1	1	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.5%
2018	1.0%
2017	1.5%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	16.8%	12/31/2020	$1.26	0	$0	1.00%	17.1%	12/31/2020	$1.27	0	$0	0.75%	17.4%
12/31/2019	1.06	0	0	1.25%	12.7%	12/31/2019	1.07	0	0	1.00%	13.0%	12/31/2019	1.08	0	0	0.75%	13.2%
12/31/2018	0.94	0	0	1.25%	-3.1%	12/31/2018	0.95	0	0	1.00%	-2.8%	12/31/2018	0.96	0	0	0.75%	-2.6%
12/31/2017	0.97	0	0	1.25%	6.9%	12/31/2017	0.98	0	0	1.00%	7.2%	12/31/2017	0.98	0	0	0.75%	7.4%
12/31/2016	0.91	0	0	1.25%	-8.9%	12/31/2016	0.91	0	0	1.00%	-8.7%	12/31/2016	0.91	0	0	0.75%	-8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	17.7%	12/31/2020	$1.30	0	$0	0.25%	18.0%	12/31/2020	$1.32	0	$0	0.00%	18.2%
12/31/2019	1.09	0	0	0.50%	13.5%	12/31/2019	1.10	0	0	0.25%	13.8%	12/31/2019	1.11	0	0	0.00%	14.1%
12/31/2018	0.96	0	0	0.50%	-2.4%	12/31/2018	0.97	0	0	0.25%	-2.1%	12/31/2018	0.98	0	0	0.00%	-1.9%
12/31/2017	0.99	0	0	0.50%	7.7%	12/31/2017	0.99	0	0	0.25%	8.0%	12/31/2017	0.99	0	0	0.00%	8.2%
12/31/2016	0.92	0	0	0.50%	-8.4%	12/31/2016	0.92	0	0	0.25%	-8.3%	12/31/2016	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,097,402	$46,944,314	375,857
Receivables: investments sold	257,433
Payables: investments purchased	-
Net assets	$62,354,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,354,835	27,093,175	$2.30
Band 100	-	-	2.32
Band 75	-	-	2.35
Band 50	-	-	2.37
Band 25	-	-	2.40
Band 0	-	-	2.42
Total	$62,354,835	27,093,175

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(561,693)
Net investment income (loss)	(561,693)

Gain (loss) on investments:
Net realized gain (loss)	2,047,753
Realized gain distributions	718,542
Net change in unrealized appreciation (depreciation)	10,969,751
Net gain (loss)	13,736,046

Increase (decrease) in net assets from operations	$13,174,353

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(561,693)	$(219,807)
Net realized gain (loss)	2,047,753	440,998
Realized gain distributions	718,542	101,955
Net change in unrealized appreciation (depreciation)	10,969,751	5,031,696

Increase (decrease) in net assets from operations	13,174,353	5,354,842

Contract owner transactions:
Proceeds from units sold	29,272,300	26,090,854
Cost of units redeemed	(17,324,361)	(7,056,481)
Account charges	(27,988)	(20,045)
Increase (decrease)	11,919,951	19,014,328
Net increase (decrease)	25,094,304	24,369,170
Net assets, beginning	37,260,531	12,891,361
Net assets, ending	$62,354,835	$37,260,531

Units sold	14,443,044	16,268,168
Units redeemed	(8,919,367)	(4,289,415)
Net increase (decrease)	5,523,677	11,978,753
Units outstanding, beginning	21,569,498	9,590,745
Units outstanding, ending	27,093,175	21,569,498

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$72,432,283
Cost of units redeemed/account charges	(28,197,760)
Net investment income (loss)	(829,901)
Net realized gain (loss)	2,818,776
Realized gain distributions	978,349
Net change in unrealized appreciation (depreciation)	15,153,088
Net assets	$62,354,835

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.30	27,093	$62,355	1.25%	33.2%	12/31/2020	$2.32	0	$0	1.00%	33.6%	12/31/2020	$2.35	0	$0	0.75%	33.9%
12/31/2019	1.73	21,569	37,261	1.25%	28.5%	12/31/2019	1.74	0	0	1.00%	28.8%	12/31/2019	1.75	0	0	0.75%	29.2%
12/31/2018	1.34	9,591	12,891	1.25%	0.9%	12/31/2018	1.35	0	0	1.00%	1.1%	12/31/2018	1.36	0	0	0.75%	1.4%
12/31/2017	1.33	738	983	1.25%	35.0%	12/31/2017	1.34	0	0	1.00%	35.4%	12/31/2017	1.34	0	0	0.75%	35.7%
12/31/2016	0.99	0	0	1.25%	-1.3%	12/31/2016	0.99	0	0	1.00%	-1.3%	12/31/2016	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	0	$0	0.50%	34.2%	12/31/2020	$2.40	0	$0	0.25%	34.6%	12/31/2020	$2.42	0	$0	0.00%	34.9%
12/31/2019	1.77	0	0	0.50%	29.5%	12/31/2019	1.78	0	0	0.25%	29.8%	12/31/2019	1.79	0	0	0.00%	30.1%
12/31/2018	1.37	0	0	0.50%	1.6%	12/31/2018	1.37	0	0	0.25%	1.9%	12/31/2018	1.38	0	0	0.00%	2.1%
12/31/2017	1.34	0	0	0.50%	36.0%	12/31/2017	1.35	0	0	0.25%	36.4%	12/31/2017	1.35	0	0	0.00%	36.7%
12/31/2016	0.99	0	0	0.50%	-1.3%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.3%
2018	0.1%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Fund I Class - 06-FFP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,690	$173,743	5,527
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$172,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,738	135,007	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$172,738	135,007

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,630
Mortality & expense charges	(1,533)
Net investment income (loss)	2,097

Gain (loss) on investments:
Net realized gain (loss)	(4,912)
Realized gain distributions	2,328
Net change in unrealized appreciation (depreciation)	(1,053)
Net gain (loss)	(3,637)

Increase (decrease) in net assets from operations	$(1,540)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,097	$472
Net realized gain (loss)	(4,912)	(812)
Realized gain distributions	2,328	2,030
Net change in unrealized appreciation (depreciation)	(1,053)	5,679

Increase (decrease) in net assets from operations	(1,540)	7,369

Contract owner transactions:
Proceeds from units sold	190,982	12,211
Cost of units redeemed	(16,647)	(43,998)
Account charges	(57)	(6)
Increase (decrease)	174,278	(31,793)
Net increase (decrease)	172,738	(24,424)
Net assets, beginning	-	24,424
Net assets, ending	$172,738	$-

Units sold	151,650	10,613
Units redeemed	(16,643)	(34,538)
Net increase (decrease)	135,007	(23,925)
Units outstanding, beginning	-	23,925
Units outstanding, ending	135,007	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$229,699
Cost of units redeemed/account charges	(60,710)
Net investment income (loss)	2,925
Net realized gain (loss)	(5,738)
Realized gain distributions	7,615
Net change in unrealized appreciation (depreciation)	(1,053)
Net assets	$172,738

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	135	$173	1.25%	0.2%	12/31/2020	$1.29	0	$0	1.00%	0.4%	12/31/2020	$1.31	0	$0	0.75%	0.7%
12/31/2019	1.28	0	0	1.25%	25.1%	12/31/2019	1.29	0	0	1.00%	25.4%	12/31/2019	1.30	0	0	0.75%	25.7%
12/31/2018	1.02	24	24	1.25%	-10.3%	12/31/2018	1.03	0	0	1.00%	-10.1%	12/31/2018	1.03	0	0	0.75%	-9.9%
12/31/2017	1.14	17	19	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.2%	12/31/2017	1.14	0	0	0.75%	15.4%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	0.9%	12/31/2020	$1.33	0	$0	0.25%	1.2%	12/31/2020	$1.35	0	$0	0.00%	1.4%
12/31/2019	1.31	0	0	0.50%	26.1%	12/31/2019	1.32	0	0	0.25%	26.4%	12/31/2019	1.33	0	0	0.00%	26.7%
12/31/2018	1.04	0	0	0.50%	-9.7%	12/31/2018	1.04	0	0	0.25%	-9.4%	12/31/2018	1.05	0	0	0.00%	-9.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.15	0	0	0.00%	16.3%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.2%
2019	7.2%
2018	2.6%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund I Class - 06-FFR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,000,771	$7,355,723	103,097
Receivables: investments sold	-
Payables: investments purchased	(2,352)
Net assets	$9,998,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,998,419	4,452,925	$2.25
Band 100	-	-	2.27
Band 75	-	-	2.29
Band 50	-	-	2.31
Band 25	-	-	2.34
Band 0	-	-	2.36
Total	$9,998,419	4,452,925

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(101,068)
Net investment income (loss)	(101,068)

Gain (loss) on investments:
Net realized gain (loss)	227,017
Realized gain distributions	348,689
Net change in unrealized appreciation (depreciation)	2,191,730
Net gain (loss)	2,767,436

Increase (decrease) in net assets from operations	$2,666,368

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(101,068)	$(50,883)
Net realized gain (loss)	227,017	(8,095)
Realized gain distributions	348,689	98,538
Net change in unrealized appreciation (depreciation)	2,191,730	1,328,225

Increase (decrease) in net assets from operations	2,666,368	1,367,785

Contract owner transactions:
Proceeds from units sold	2,467,016	1,204,438
Cost of units redeemed	(1,338,073)	(809,839)
Account charges	(8,757)	(3,553)
Increase (decrease)	1,120,186	391,046
Net increase (decrease)	3,786,554	1,758,831
Net assets, beginning	6,211,865	4,453,034
Net assets, ending	$9,998,419	$6,211,865

Units sold	1,449,845	840,229
Units redeemed	(742,509)	(567,864)
Net increase (decrease)	707,336	272,365
Units outstanding, beginning	3,745,589	3,473,224
Units outstanding, ending	4,452,925	3,745,589

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,317,090
Cost of units redeemed/account charges	(2,821,273)
Net investment income (loss)	(160,398)
Net realized gain (loss)	208,225
Realized gain distributions	809,727
Net change in unrealized appreciation (depreciation)	2,645,048
Net assets	$9,998,419

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	4,453	$9,998	1.25%	35.4%	12/31/2020	$2.27	0	$0	1.00%	35.7%	12/31/2020	$2.29	0	$0	0.75%	36.1%
12/31/2019	1.66	3,746	6,212	1.25%	29.4%	12/31/2019	1.67	0	0	1.00%	29.7%	12/31/2019	1.68	0	0	0.75%	30.0%
12/31/2018	1.28	3,473	4,453	1.25%	-2.1%	12/31/2018	1.29	0	0	1.00%	-1.9%	12/31/2018	1.30	0	0	0.75%	-1.6%
12/31/2017	1.31	293	383	1.25%	32.2%	12/31/2017	1.31	0	0	1.00%	32.5%	12/31/2017	1.32	0	0	0.75%	32.8%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.31	0	$0	0.50%	36.4%	12/31/2020	$2.34	0	$0	0.25%	36.7%	12/31/2020	$2.36	0	$0	0.00%	37.1%
12/31/2019	1.70	0	0	0.50%	30.3%	12/31/2019	1.71	0	0	0.25%	30.7%	12/31/2019	1.72	0	0	0.00%	31.0%
12/31/2018	1.30	0	0	0.50%	-1.4%	12/31/2018	1.31	0	0	0.25%	-1.1%	12/31/2018	1.32	0	0	0.00%	-0.9%
12/31/2017	1.32	0	0	0.50%	33.2%	12/31/2017	1.32	0	0	0.25%	33.5%	12/31/2017	1.33	0	0	0.00%	33.8%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.4%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund I Class - 06-FFT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,571,918	$1,437,608	108,160
Receivables: investments sold	-
Payables: investments purchased	(42,527)
Net assets	$1,529,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,529,391	1,314,689	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$1,529,391	1,314,689

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$31,691
Mortality & expense charges	(23,873)
Net investment income (loss)	7,818

Gain (loss) on investments:
Net realized gain (loss)	(159,468)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	57,809
Net gain (loss)	(101,659)

Increase (decrease) in net assets from operations	$(93,841)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,818	$46,352
Net realized gain (loss)	(159,468)	(19,240)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	57,809	243,188

Increase (decrease) in net assets from operations	(93,841)	270,300

Contract owner transactions:
Proceeds from units sold	501,973	1,471,785
Cost of units redeemed	(1,182,965)	(331,275)
Account charges	(915)	(1,364)
Increase (decrease)	(681,907)	1,139,146
Net increase (decrease)	(775,748)	1,409,446
Net assets, beginning	2,305,139	895,693
Net assets, ending	$1,529,391	$2,305,139

Units sold	534,725	1,464,024
Units redeemed	(1,214,461)	(395,195)
Net increase (decrease)	(679,736)	1,068,829
Units outstanding, beginning	1,994,425	925,596
Units outstanding, ending	1,314,689	1,994,425

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,055,379
Cost of units redeemed/account charges	(2,650,115)
Net investment income (loss)	67,561
Net realized gain (loss)	(77,744)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	134,310
Net assets	$1,529,391

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	1,315	$1,529	1.25%	0.7%	12/31/2020	$1.18	0	$0	1.00%	0.9%	12/31/2020	$1.19	0	$0	0.75%	1.2%
12/31/2019	1.16	1,994	2,305	1.25%	19.4%	12/31/2019	1.16	0	0	1.00%	19.7%	12/31/2019	1.17	0	0	0.75%	20.0%
12/31/2018	0.97	926	896	1.25%	-19.1%	12/31/2018	0.97	0	0	1.00%	-18.9%	12/31/2018	0.98	0	0	0.75%	-18.7%
12/31/2017	1.20	0	0	1.25%	19.5%	12/31/2017	1.20	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	1.4%	12/31/2020	$1.21	0	$0	0.25%	1.7%	12/31/2020	$1.22	0	$0	0.00%	1.9%
12/31/2019	1.18	0	0	0.50%	20.3%	12/31/2019	1.19	0	0	0.25%	20.6%	12/31/2019	1.20	0	0	0.00%	20.9%
12/31/2018	0.98	0	0	0.50%	-18.5%	12/31/2018	0.99	0	0	0.25%	-18.3%	12/31/2018	0.99	0	0	0.00%	-18.0%
12/31/2017	1.21	0	0	0.50%	20.4%	12/31/2017	1.21	0	0	0.25%	20.7%	12/31/2017	1.21	0	0	0.00%	21.0%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	4.1%
2018	5.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,886,415	$1,565,759	16,525
Receivables: investments sold	-
Payables: investments purchased	(16,108)
Net assets	$1,870,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,870,307	1,000,335	$1.87
Band 100	-	-	1.89
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$1,870,307	1,000,335

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$318
Mortality & expense charges	(19,814)
Net investment income (loss)	(19,496)

Gain (loss) on investments:
Net realized gain (loss)	6,378
Realized gain distributions	81,569
Net change in unrealized appreciation (depreciation)	272,438
Net gain (loss)	360,385

Increase (decrease) in net assets from operations	$340,889

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19,496)	$(10,596)
Net realized gain (loss)	6,378	(3,036)
Realized gain distributions	81,569	56,521
Net change in unrealized appreciation (depreciation)	272,438	237,581

Increase (decrease) in net assets from operations	340,889	280,470

Contract owner transactions:
Proceeds from units sold	285,956	735,072
Cost of units redeemed	(477,214)	(205,084)
Account charges	(2,738)	(1,625)
Increase (decrease)	(193,996)	528,363
Net increase (decrease)	146,893	808,833
Net assets, beginning	1,723,414	914,581
Net assets, ending	$1,870,307	$1,723,414

Units sold	193,822	496,974
Units redeemed	(325,180)	(146,301)
Net increase (decrease)	(131,358)	350,673
Units outstanding, beginning	1,131,693	781,020
Units outstanding, ending	1,000,335	1,131,693

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,121,620
Cost of units redeemed/account charges	(777,332)
Net investment income (loss)	(33,241)
Net realized gain (loss)	3,663
Realized gain distributions	234,941
Net change in unrealized appreciation (depreciation)	320,656
Net assets	$1,870,307

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	1,000	$1,870	1.25%	22.8%	12/31/2020	$1.89	0	$0	1.00%	23.1%	12/31/2020	$1.91	0	$0	0.75%	23.4%
12/31/2019	1.52	1,132	1,723	1.25%	30.0%	12/31/2019	1.53	0	0	1.00%	30.4%	12/31/2019	1.55	0	0	0.75%	30.7%
12/31/2018	1.17	781	915	1.25%	-3.1%	12/31/2018	1.18	0	0	1.00%	-2.9%	12/31/2018	1.18	0	0	0.75%	-2.6%
12/31/2017	1.21	0	0	1.25%	23.5%	12/31/2017	1.21	0	0	1.00%	23.8%	12/31/2017	1.22	0	0	0.75%	24.1%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	0	$0	0.50%	23.7%	12/31/2020	$1.95	0	$0	0.25%	24.0%	12/31/2020	$1.97	0	$0	0.00%	24.3%
12/31/2019	1.56	0	0	0.50%	31.0%	12/31/2019	1.57	0	0	0.25%	31.4%	12/31/2019	1.58	0	0	0.00%	31.7%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.20	0	0	0.25%	-2.2%	12/31/2018	1.20	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	24.4%	12/31/2017	1.22	0	0	0.25%	24.7%	12/31/2017	1.22	0	0	0.00%	25.0%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.3%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,140	$195,986	7,171
Receivables: investments sold	911
Payables: investments purchased	-
Net assets	$212,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$212,051	172,441	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$212,051	172,441

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,327
Mortality & expense charges	(2,095)
Net investment income (loss)	232

Gain (loss) on investments:
Net realized gain (loss)	(143)
Realized gain distributions	5,612
Net change in unrealized appreciation (depreciation)	13,446
Net gain (loss)	18,915

Increase (decrease) in net assets from operations	$19,147

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$232	$(86)
Net realized gain (loss)	(143)	-
Realized gain distributions	5,612	-
Net change in unrealized appreciation (depreciation)	13,446	1,708

Increase (decrease) in net assets from operations	19,147	1,622

Contract owner transactions:
Proceeds from units sold	22,324	168,991
Cost of units redeemed	-	-
Account charges	(27)	(6)
Increase (decrease)	22,297	168,985
Net increase (decrease)	41,444	170,607
Net assets, beginning	170,607	-
Net assets, ending	$212,051	$170,607

Units sold	21,709	150,765
Units redeemed	(28)	(5)
Net increase (decrease)	21,681	150,760
Units outstanding, beginning	150,760	-
Units outstanding, ending	172,441	150,760

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$191,315
Cost of units redeemed/account charges	(33)
Net investment income (loss)	146
Net realized gain (loss)	(143)
Realized gain distributions	5,612
Net change in unrealized appreciation (depreciation)	15,154
Net assets	$212,051

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	172	$212	1.25%	8.7%	12/31/2020	$1.24	0	$0	1.00%	8.9%	12/31/2020	$1.25	0	$0	0.75%	9.2%
12/31/2019	1.13	151	171	1.25%	18.3%	12/31/2019	1.14	0	0	1.00%	18.6%	12/31/2019	1.15	0	0	0.75%	18.9%
12/31/2018	0.96	0	0	1.25%	-11.6%	12/31/2018	0.96	0	0	1.00%	-11.4%	12/31/2018	0.97	0	0	0.75%	-11.2%
12/31/2017	1.08	0	0	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	9.5%	12/31/2020	$1.28	0	$0	0.25%	9.8%	12/31/2020	$1.29	0	$0	0.00%	10.0%
12/31/2019	1.16	0	0	0.50%	19.1%	12/31/2019	1.17	0	0	0.25%	19.4%	12/31/2019	1.18	0	0	0.00%	19.7%
12/31/2018	0.97	0	0	0.50%	-10.9%	12/31/2018	0.98	0	0	0.25%	-10.7%	12/31/2018	0.98	0	0	0.00%	-10.5%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,138,345	$1,054,372	90,174
Receivables: investments sold	-
Payables: investments purchased	(348)
Net assets	$1,137,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,137,997	870,286	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$1,137,997	870,286

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,153
Mortality & expense charges	(16,735)
Net investment income (loss)	4,418

Gain (loss) on investments:
Net realized gain (loss)	14,012
Realized gain distributions	28,125
Net change in unrealized appreciation (depreciation)	56,875
Net gain (loss)	99,012

Increase (decrease) in net assets from operations	$103,430

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,418	$7,953
Net realized gain (loss)	14,012	2,796
Realized gain distributions	28,125	17,185
Net change in unrealized appreciation (depreciation)	56,875	30,163

Increase (decrease) in net assets from operations	103,430	58,097

Contract owner transactions:
Proceeds from units sold	115,406	1,601,030
Cost of units redeemed	(674,950)	(104,284)
Account charges	(97)	(16)
Increase (decrease)	(559,641)	1,496,730
Net increase (decrease)	(456,211)	1,554,827
Net assets, beginning	1,594,208	39,381
Net assets, ending	$1,137,997	$1,594,208

Units sold	97,252	1,407,430
Units redeemed	(571,307)	(100,955)
Net increase (decrease)	(474,055)	1,306,475
Units outstanding, beginning	1,344,341	37,866
Units outstanding, ending	870,286	1,344,341

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,218,145
Cost of units redeemed/account charges	(1,241,389)
Net investment income (loss)	13,991
Net realized gain (loss)	12,117
Realized gain distributions	51,160
Net change in unrealized appreciation (depreciation)	83,973
Net assets	$1,137,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	870	$1,138	1.25%	10.3%	12/31/2020	$1.32	0	$0	1.00%	10.5%	12/31/2020	$1.33	0	$0	0.75%	10.8%
12/31/2019	1.19	1,344	1,594	1.25%	14.0%	12/31/2019	1.19	0	0	1.00%	14.3%	12/31/2019	1.20	0	0	0.75%	14.6%
12/31/2018	1.04	38	39	1.25%	-4.5%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.05	0	0	0.75%	-4.0%
12/31/2017	1.09	267	291	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	11.1%	12/31/2020	$1.36	0	$0	0.25%	11.4%	12/31/2020	$1.38	0	$0	0.00%	11.7%
12/31/2019	1.21	0	0	0.50%	14.9%	12/31/2019	1.22	0	0	0.25%	15.2%	12/31/2019	1.23	0	0	0.00%	15.5%
12/31/2018	1.06	0	0	0.50%	-3.7%	12/31/2018	1.06	0	0	0.25%	-3.5%	12/31/2018	1.07	0	0	0.00%	-3.3%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.7%
2018	2.4%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,679,218	$5,156,795	421,789
Receivables: investments sold	-
Payables: investments purchased	(10,362)
Net assets	$5,668,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,668,856	4,142,938	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$5,668,856	4,142,938

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$88,892
Mortality & expense charges	(59,432)
Net investment income (loss)	29,460

Gain (loss) on investments:
Net realized gain (loss)	7,622
Realized gain distributions	153,541
Net change in unrealized appreciation (depreciation)	373,156
Net gain (loss)	534,319

Increase (decrease) in net assets from operations	$563,779

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,460	$32,058
Net realized gain (loss)	7,622	(8,076)
Realized gain distributions	153,541	43,349
Net change in unrealized appreciation (depreciation)	373,156	314,990

Increase (decrease) in net assets from operations	563,779	382,321

Contract owner transactions:
Proceeds from units sold	2,107,404	3,364,815
Cost of units redeemed	(291,299)	(3,050,316)
Account charges	(2,426)	(2,816)
Increase (decrease)	1,813,679	311,683
Net increase (decrease)	2,377,458	694,004
Net assets, beginning	3,291,398	2,597,394
Net assets, ending	$5,668,856	$3,291,398

Units sold	1,707,260	2,999,868
Units redeemed	(244,297)	(2,775,010)
Net increase (decrease)	1,462,963	224,858
Units outstanding, beginning	2,679,975	2,455,117
Units outstanding, ending	4,142,938	2,679,975

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,457,262
Cost of units redeemed/account charges	(4,702,030)
Net investment income (loss)	116,913
Net realized gain (loss)	3,027
Realized gain distributions	271,261
Net change in unrealized appreciation (depreciation)	522,423
Net assets	$5,668,856

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	4,143	$5,669	1.25%	11.4%	12/31/2020	$1.38	0	$0	1.00%	11.7%	12/31/2020	$1.40	0	$0	0.75%	12.0%
12/31/2019	1.23	2,680	3,291	1.25%	16.1%	12/31/2019	1.24	0	0	1.00%	16.4%	12/31/2019	1.25	0	0	0.75%	16.7%
12/31/2018	1.06	2,455	2,597	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.07	0	0	0.75%	-4.8%
12/31/2017	1.12	940	1,050	1.25%	12.1%	12/31/2017	1.12	0	0	1.00%	12.4%	12/31/2017	1.12	0	0	0.75%	12.7%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	12.3%	12/31/2020	$1.43	0	$0	0.25%	12.5%	12/31/2020	$1.44	0	$0	0.00%	12.8%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.5%
12/31/2018	1.07	0	0	0.50%	-4.6%	12/31/2018	1.08	0	0	0.25%	-4.3%	12/31/2018	1.09	0	0	0.00%	-4.1%
12/31/2017	1.13	0	0	0.50%	13.0%	12/31/2017	1.13	0	0	0.25%	13.2%	12/31/2017	1.13	0	0	0.00%	13.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.2%
2018	3.1%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,640,199	$13,463,723	1,037,241
Receivables: investments sold	5,647
Payables: investments purchased	-
Net assets	$14,645,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,645,846	10,353,560	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$14,645,846	10,353,560

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$227,950
Mortality & expense charges	(165,934)
Net investment income (loss)	62,016

Gain (loss) on investments:
Net realized gain (loss)	161,621
Realized gain distributions	362,648
Net change in unrealized appreciation (depreciation)	862,399
Net gain (loss)	1,386,668

Increase (decrease) in net assets from operations	$1,448,684

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,016	$162,031
Net realized gain (loss)	161,621	(16,836)
Realized gain distributions	362,648	207,877
Net change in unrealized appreciation (depreciation)	862,399	587,016

Increase (decrease) in net assets from operations	1,448,684	940,088

Contract owner transactions:
Proceeds from units sold	6,052,871	9,692,616
Cost of units redeemed	(4,995,384)	(2,422,174)
Account charges	(8,203)	(6,110)
Increase (decrease)	1,049,284	7,264,332
Net increase (decrease)	2,497,968	8,204,420
Net assets, beginning	12,147,878	3,943,458
Net assets, ending	$14,645,846	$12,147,878

Units sold	4,728,725	8,530,527
Units redeemed	(3,984,931)	(2,600,640)
Net increase (decrease)	743,794	5,929,887
Units outstanding, beginning	9,609,766	3,679,879
Units outstanding, ending	10,353,560	9,609,766

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,465,282
Cost of units redeemed/account charges	(9,081,287)
Net investment income (loss)	300,378
Net realized gain (loss)	103,156
Realized gain distributions	681,841
Net change in unrealized appreciation (depreciation)	1,176,476
Net assets	$14,645,846

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	10,354	$14,646	1.25%	11.9%	12/31/2020	$1.43	0	$0	1.00%	12.2%	12/31/2020	$1.44	0	$0	0.75%	12.5%
12/31/2019	1.26	9,610	12,148	1.25%	18.0%	12/31/2019	1.27	0	0	1.00%	18.3%	12/31/2019	1.28	0	0	0.75%	18.6%
12/31/2018	1.07	3,680	3,943	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.08	0	0	0.75%	-5.5%
12/31/2017	1.14	1,371	1,564	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	12.7%	12/31/2020	$1.47	0	$0	0.25%	13.0%	12/31/2020	$1.49	0	$0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	18.8%	12/31/2019	1.30	0	0	0.25%	19.1%	12/31/2019	1.31	0	0	0.00%	19.4%
12/31/2018	1.09	0	0	0.50%	-5.3%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.10	0	0	0.00%	-4.8%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	0	0	0.00%	15.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.9%
2018	3.0%
2017	3.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,920,198	$23,103,977	1,740,744
Receivables: investments sold	-
Payables: investments purchased	(104,955)
Net assets	$25,815,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,815,243	17,652,329	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$25,815,243	17,652,329

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$340,663
Mortality & expense charges	(264,146)
Net investment income (loss)	76,517

Gain (loss) on investments:
Net realized gain (loss)	212,875
Realized gain distributions	493,962
Net change in unrealized appreciation (depreciation)	2,056,792
Net gain (loss)	2,763,629

Increase (decrease) in net assets from operations	$2,840,146

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$76,517	$182,277
Net realized gain (loss)	212,875	(47,285)
Realized gain distributions	493,962	307,611
Net change in unrealized appreciation (depreciation)	2,056,792	1,313,944

Increase (decrease) in net assets from operations	2,840,146	1,756,547

Contract owner transactions:
Proceeds from units sold	11,175,828	10,445,658
Cost of units redeemed	(5,314,650)	(2,865,263)
Account charges	(7,285)	(4,085)
Increase (decrease)	5,853,893	7,576,310
Net increase (decrease)	8,694,039	9,332,857
Net assets, beginning	17,121,204	7,788,347
Net assets, ending	$25,815,243	$17,121,204

Units sold	8,558,423	9,566,868
Units redeemed	(4,159,123)	(3,526,848)
Net increase (decrease)	4,399,300	6,040,020
Units outstanding, beginning	13,253,029	7,213,009
Units outstanding, ending	17,652,329	13,253,029

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$29,845,381
Cost of units redeemed/account charges	(8,418,299)
Net investment income (loss)	390,034
Net realized gain (loss)	154,054
Realized gain distributions	1,027,852
Net change in unrealized appreciation (depreciation)	2,816,221
Net assets	$25,815,243

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	17,652	$25,815	1.25%	13.2%	12/31/2020	$1.48	0	$0	1.00%	13.5%	12/31/2020	$1.49	0	$0	0.75%	13.8%
12/31/2019	1.29	13,253	17,121	1.25%	19.6%	12/31/2019	1.30	0	0	1.00%	19.9%	12/31/2019	1.31	0	0	0.75%	20.2%
12/31/2018	1.08	7,213	7,788	1.25%	-6.7%	12/31/2018	1.09	0	0	1.00%	-6.5%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.16	3,368	3,898	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.6%	12/31/2017	1.16	0	0	0.75%	16.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	14.1%	12/31/2020	$1.52	0	$0	0.25%	14.3%	12/31/2020	$1.54	0	$0	0.00%	14.6%
12/31/2019	1.32	0	0	0.50%	20.5%	12/31/2019	1.33	0	0	0.25%	20.8%	12/31/2019	1.34	0	0	0.00%	21.1%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.10	0	0	0.25%	-5.8%	12/31/2018	1.11	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	17.2%	12/31/2017	1.17	0	0	0.25%	17.5%	12/31/2017	1.17	0	0	0.00%	17.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.5%
2018	2.4%
2017	3.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,216,723	$23,057,607	1,720,198
Receivables: investments sold	16,308
Payables: investments purchased	-
Net assets	$26,233,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,233,031	17,388,725	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$26,233,031	17,388,725

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$298,884
Mortality & expense charges	(265,221)
Net investment income (loss)	33,663

Gain (loss) on investments:
Net realized gain (loss)	54,128
Realized gain distributions	564,560
Net change in unrealized appreciation (depreciation)	2,504,371
Net gain (loss)	3,123,059

Increase (decrease) in net assets from operations	$3,156,722

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$33,663	$192,859
Net realized gain (loss)	54,128	(8,362)
Realized gain distributions	564,560	409,663
Net change in unrealized appreciation (depreciation)	2,504,371	1,244,352

Increase (decrease) in net assets from operations	3,156,722	1,838,512

Contract owner transactions:
Proceeds from units sold	8,577,807	11,451,908
Cost of units redeemed	(3,671,281)	(1,300,966)
Account charges	(15,532)	(12,934)
Increase (decrease)	4,890,994	10,138,008
Net increase (decrease)	8,047,716	11,976,520
Net assets, beginning	18,185,315	6,208,795
Net assets, ending	$26,233,031	$18,185,315

Units sold	6,510,946	10,040,577
Units redeemed	(2,921,849)	(1,949,278)
Net increase (decrease)	3,589,097	8,091,299
Units outstanding, beginning	13,799,628	5,708,329
Units outstanding, ending	17,388,725	13,799,628

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$28,391,188
Cost of units redeemed/account charges	(6,861,339)
Net investment income (loss)	317,149
Net realized gain (loss)	38,454
Realized gain distributions	1,188,463
Net change in unrealized appreciation (depreciation)	3,159,116
Net assets	$26,233,031

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	17,389	$26,233	1.25%	14.5%	12/31/2020	$1.52	0	$0	1.00%	14.8%	12/31/2020	$1.54	0	$0	0.75%	15.1%
12/31/2019	1.32	13,800	18,185	1.25%	21.2%	12/31/2019	1.33	0	0	1.00%	21.5%	12/31/2019	1.34	0	0	0.75%	21.8%
12/31/2018	1.09	5,708	6,209	1.25%	-7.3%	12/31/2018	1.09	0	0	1.00%	-7.1%	12/31/2018	1.10	0	0	0.75%	-6.9%
12/31/2017	1.17	2,575	3,022	1.25%	18.0%	12/31/2017	1.18	0	0	1.00%	18.3%	12/31/2017	1.18	0	0	0.75%	18.6%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	15.3%	12/31/2020	$1.57	0	$0	0.25%	15.6%	12/31/2020	$1.59	0	$0	0.00%	15.9%
12/31/2019	1.35	0	0	0.50%	22.1%	12/31/2019	1.36	0	0	0.25%	22.4%	12/31/2019	1.37	0	0	0.00%	22.7%
12/31/2018	1.10	0	0	0.50%	-6.6%	12/31/2018	1.11	0	0	0.25%	-6.4%	12/31/2018	1.12	0	0	0.00%	-6.2%
12/31/2017	1.18	0	0	0.50%	18.9%	12/31/2017	1.19	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.6%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,501,475	$20,527,705	1,492,524
Receivables: investments sold	5,790
Payables: investments purchased	-
Net assets	$23,507,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,507,265	15,202,296	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$23,507,265	15,202,296

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$245,694
Mortality & expense charges	(233,914)
Net investment income (loss)	11,780

Gain (loss) on investments:
Net realized gain (loss)	133,665
Realized gain distributions	476,936
Net change in unrealized appreciation (depreciation)	2,467,534
Net gain (loss)	3,078,135

Increase (decrease) in net assets from operations	$3,089,915

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,780	$182,762
Net realized gain (loss)	133,665	21,950
Realized gain distributions	476,936	379,202
Net change in unrealized appreciation (depreciation)	2,467,534	722,401

Increase (decrease) in net assets from operations	3,089,915	1,306,315

Contract owner transactions:
Proceeds from units sold	7,720,001	13,109,924
Cost of units redeemed	(3,336,163)	(1,527,664)
Account charges	(11,685)	(6,359)
Increase (decrease)	4,372,153	11,575,901
Net increase (decrease)	7,462,068	12,882,216
Net assets, beginning	16,045,197	3,162,981
Net assets, ending	$23,507,265	$16,045,197

Units sold	5,760,300	10,762,885
Units redeemed	(2,551,777)	(1,662,171)
Net increase (decrease)	3,208,523	9,100,714
Units outstanding, beginning	11,993,773	2,893,059
Units outstanding, ending	15,202,296	11,993,773

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,266,172
Cost of units redeemed/account charges	(5,069,109)
Net investment income (loss)	241,418
Net realized gain (loss)	142,012
Realized gain distributions	953,002
Net change in unrealized appreciation (depreciation)	2,973,770
Net assets	$23,507,265

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	15,202	$23,507	1.25%	15.6%	12/31/2020	$1.56	0	$0	1.00%	15.9%	12/31/2020	$1.58	0	$0	0.75%	16.2%
12/31/2019	1.34	11,994	16,045	1.25%	22.4%	12/31/2019	1.35	0	0	1.00%	22.7%	12/31/2019	1.36	0	0	0.75%	23.0%
12/31/2018	1.09	2,893	3,163	1.25%	-8.0%	12/31/2018	1.10	0	0	1.00%	-7.7%	12/31/2018	1.10	0	0	0.75%	-7.5%
12/31/2017	1.19	439	521	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.19	0	0	0.75%	20.1%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	16.5%	12/31/2020	$1.61	0	$0	0.25%	16.7%	12/31/2020	$1.63	0	$0	0.00%	17.0%
12/31/2019	1.37	0	0	0.50%	23.3%	12/31/2019	1.38	0	0	0.25%	23.6%	12/31/2019	1.39	0	0	0.00%	23.9%
12/31/2018	1.11	0	0	0.50%	-7.3%	12/31/2018	1.12	0	0	0.25%	-7.0%	12/31/2018	1.12	0	0	0.00%	-6.8%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.8%
2018	2.9%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,587,107	$21,062,889	1,528,590
Receivables: investments sold	-
Payables: investments purchased	(37,941)
Net assets	$24,549,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,549,166	15,543,359	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$24,549,166	15,543,359

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$235,527
Mortality & expense charges	(233,719)
Net investment income (loss)	1,808

Gain (loss) on investments:
Net realized gain (loss)	4,708
Realized gain distributions	515,216
Net change in unrealized appreciation (depreciation)	2,775,667
Net gain (loss)	3,295,591

Increase (decrease) in net assets from operations	$3,297,399

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,808	$138,801
Net realized gain (loss)	4,708	(33,611)
Realized gain distributions	515,216	426,527
Net change in unrealized appreciation (depreciation)	2,775,667	1,158,520

Increase (decrease) in net assets from operations	3,297,399	1,690,237

Contract owner transactions:
Proceeds from units sold	8,188,231	10,641,736
Cost of units redeemed	(2,620,108)	(1,264,357)
Account charges	(16,331)	(12,457)
Increase (decrease)	5,551,792	9,364,922
Net increase (decrease)	8,849,191	11,055,159
Net assets, beginning	15,699,975	4,644,816
Net assets, ending	$24,549,166	$15,699,975

Units sold	5,974,895	8,893,360
Units redeemed	(2,030,997)	(1,526,556)
Net increase (decrease)	3,943,898	7,366,804
Units outstanding, beginning	11,599,461	4,232,657
Units outstanding, ending	15,543,359	11,599,461

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$25,673,299
Cost of units redeemed/account charges	(5,902,548)
Net investment income (loss)	197,422
Net realized gain (loss)	(46,739)
Realized gain distributions	1,103,514
Net change in unrealized appreciation (depreciation)	3,524,218
Net assets	$24,549,166

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	15,543	$24,549	1.25%	16.7%	12/31/2020	$1.60	0	$0	1.00%	17.0%	12/31/2020	$1.61	0	$0	0.75%	17.3%
12/31/2019	1.35	11,599	15,700	1.25%	23.3%	12/31/2019	1.36	0	0	1.00%	23.6%	12/31/2019	1.37	0	0	0.75%	24.0%
12/31/2018	1.10	4,233	4,645	1.25%	-8.4%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	0	0	0.75%	-7.9%
12/31/2017	1.20	1,020	1,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	17.6%	12/31/2020	$1.64	0	$0	0.25%	17.9%	12/31/2020	$1.66	0	$0	0.00%	18.2%
12/31/2019	1.38	0	0	0.50%	24.3%	12/31/2019	1.40	0	0	0.25%	24.6%	12/31/2019	1.41	0	0	0.00%	24.9%
12/31/2018	1.11	0	0	0.50%	-7.7%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	0	0	0.00%	-7.2%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.4%
2018	2.3%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,790,788	$18,527,471	1,331,621
Receivables: investments sold	21,168
Payables: investments purchased	-
Net assets	$21,811,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,811,956	13,670,039	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$21,811,956	13,670,039

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$179,859
Mortality & expense charges	(204,759)
Net investment income (loss)	(24,900)

Gain (loss) on investments:
Net realized gain (loss)	18,509
Realized gain distributions	411,106
Net change in unrealized appreciation (depreciation)	2,615,980
Net gain (loss)	3,045,595

Increase (decrease) in net assets from operations	$3,020,695

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,900)	$115,340
Net realized gain (loss)	18,509	(13,567)
Realized gain distributions	411,106	362,247
Net change in unrealized appreciation (depreciation)	2,615,980	892,748

Increase (decrease) in net assets from operations	3,020,695	1,356,768

Contract owner transactions:
Proceeds from units sold	8,041,403	9,788,227
Cost of units redeemed	(2,732,151)	(838,560)
Account charges	(10,484)	(6,320)
Increase (decrease)	5,298,768	8,943,347
Net increase (decrease)	8,319,463	10,300,115
Net assets, beginning	13,492,493	3,192,378
Net assets, ending	$21,811,956	$13,492,493

Units sold	5,853,146	8,010,756
Units redeemed	(2,097,737)	(1,004,120)
Net increase (decrease)	3,755,409	7,006,636
Units outstanding, beginning	9,914,630	2,907,994
Units outstanding, ending	13,670,039	9,914,630

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,498,522
Cost of units redeemed/account charges	(3,964,693)
Net investment income (loss)	129,955
Net realized gain (loss)	7,208
Realized gain distributions	877,647
Net change in unrealized appreciation (depreciation)	3,263,317
Net assets	$21,811,956

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	13,670	$21,812	1.25%	17.2%	12/31/2020	$1.61	0	$0	1.00%	17.5%	12/31/2020	$1.63	0	$0	0.75%	17.8%
12/31/2019	1.36	9,915	13,492	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	2,908	3,192	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	591	710	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	18.1%	12/31/2020	$1.66	0	$0	0.25%	18.4%	12/31/2020	$1.68	0	$0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	2.4%
2018	2.4%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,717,577	$16,016,020	1,146,614
Receivables: investments sold	6,639
Payables: investments purchased	-
Net assets	$18,724,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,724,216	11,730,657	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$18,724,216	11,730,657

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$154,564
Mortality & expense charges	(162,963)
Net investment income (loss)	(8,399)

Gain (loss) on investments:
Net realized gain (loss)	24,542
Realized gain distributions	342,248
Net change in unrealized appreciation (depreciation)	2,215,865
Net gain (loss)	2,582,655

Increase (decrease) in net assets from operations	$2,574,256

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,399)	$89,909
Net realized gain (loss)	24,542	(22,297)
Realized gain distributions	342,248	316,701
Net change in unrealized appreciation (depreciation)	2,215,865	802,461

Increase (decrease) in net assets from operations	2,574,256	1,186,774

Contract owner transactions:
Proceeds from units sold	7,278,225	7,459,028
Cost of units redeemed	(2,106,702)	(952,183)
Account charges	(10,523)	(7,914)
Increase (decrease)	5,161,000	6,498,931
Net increase (decrease)	7,735,256	7,685,705
Net assets, beginning	10,988,960	3,303,255
Net assets, ending	$18,724,216	$10,988,960

Units sold	5,259,036	6,285,328
Units redeemed	(1,600,045)	(1,222,595)
Net increase (decrease)	3,658,991	5,062,733
Units outstanding, beginning	8,071,666	3,008,933
Units outstanding, ending	11,730,657	8,071,666

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$19,252,839
Cost of units redeemed/account charges	(4,120,253)
Net investment income (loss)	120,096
Net realized gain (loss)	2,939
Realized gain distributions	767,038
Net change in unrealized appreciation (depreciation)	2,701,557
Net assets	$18,724,216

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	11,731	$18,724	1.25%	17.2%	12/31/2020	$1.61	0	$0	1.00%	17.5%	12/31/2020	$1.63	0	$0	0.75%	17.8%
12/31/2019	1.36	8,072	10,989	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	3,009	3,303	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	462	555	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	18.1%	12/31/2020	$1.66	0	$0	0.25%	18.4%	12/31/2020	$1.68	0	$0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.3%	12/31/2019	1.41	0	0	0.00%	25.6%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	2.3%
2018	2.6%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,361,823	$9,666,689	689,119
Receivables: investments sold	8,642
Payables: investments purchased	-
Net assets	$11,370,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,370,465	7,126,803	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$11,370,465	7,126,803

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$93,434
Mortality & expense charges	(95,620)
Net investment income (loss)	(2,186)

Gain (loss) on investments:
Net realized gain (loss)	13,323
Realized gain distributions	193,542
Net change in unrealized appreciation (depreciation)	1,334,244
Net gain (loss)	1,541,109

Increase (decrease) in net assets from operations	$1,538,923

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,186)	$53,337
Net realized gain (loss)	13,323	(3,779)
Realized gain distributions	193,542	162,852
Net change in unrealized appreciation (depreciation)	1,334,244	486,395

Increase (decrease) in net assets from operations	1,538,923	698,805

Contract owner transactions:
Proceeds from units sold	5,165,475	4,854,044
Cost of units redeemed	(1,932,738)	(465,455)
Account charges	(7,779)	(6,043)
Increase (decrease)	3,224,958	4,382,546
Net increase (decrease)	4,763,881	5,081,351
Net assets, beginning	6,606,584	1,525,233
Net assets, ending	$11,370,465	$6,606,584

Units sold	3,703,310	4,051,664
Units redeemed	(1,430,075)	(587,154)
Net increase (decrease)	2,273,235	3,464,510
Units outstanding, beginning	4,853,568	1,389,058
Units outstanding, ending	7,126,803	4,853,568

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,887,134
Cost of units redeemed/account charges	(2,688,704)
Net investment income (loss)	67,400
Net realized gain (loss)	11,019
Realized gain distributions	398,482
Net change in unrealized appreciation (depreciation)	1,695,134
Net assets	$11,370,465

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	7,127	$11,370	1.25%	17.2%	12/31/2020	$1.61	0	$0	1.00%	17.5%	12/31/2020	$1.63	0	$0	0.75%	17.8%
12/31/2019	1.36	4,854	6,607	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%
12/31/2018	1.10	1,389	1,525	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	61	74	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	18.1%	12/31/2020	$1.66	0	$0	0.25%	18.4%	12/31/2020	$1.68	0	$0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.12	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.21	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	2.4%
2018	2.7%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,223,059	$2,748,237	194,380
Receivables: investments sold	3,664
Payables: investments purchased	-
Net assets	$3,226,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,226,723	2,022,375	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$3,226,723	2,022,375

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$27,572
Mortality & expense charges	(23,324)
Net investment income (loss)	4,248

Gain (loss) on investments:
Net realized gain (loss)	5,719
Realized gain distributions	40,438
Net change in unrealized appreciation (depreciation)	412,936
Net gain (loss)	459,093

Increase (decrease) in net assets from operations	$463,341

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,248	$9,789
Net realized gain (loss)	5,719	1,805
Realized gain distributions	40,438	21,922
Net change in unrealized appreciation (depreciation)	412,936	75,998

Increase (decrease) in net assets from operations	463,341	109,514

Contract owner transactions:
Proceeds from units sold	1,947,648	1,038,553
Cost of units redeemed	(368,805)	(114,722)
Account charges	(7,249)	(4,446)
Increase (decrease)	1,571,594	919,385
Net increase (decrease)	2,034,935	1,028,899
Net assets, beginning	1,191,788	162,889
Net assets, ending	$3,226,723	$1,191,788

Units sold	1,427,146	877,165
Units redeemed	(281,099)	(149,260)
Net increase (decrease)	1,146,047	727,905
Units outstanding, beginning	876,328	148,423
Units outstanding, ending	2,022,375	876,328

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,210,140
Cost of units redeemed/account charges	(547,313)
Net investment income (loss)	15,735
Net realized gain (loss)	7,416
Realized gain distributions	65,923
Net change in unrealized appreciation (depreciation)	474,822
Net assets	$3,226,723

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	2,022	$3,227	1.25%	17.3%	12/31/2020	$1.61	0	$0	1.00%	17.6%	12/31/2020	$1.63	0	$0	0.75%	17.9%
12/31/2019	1.36	876	1,192	1.25%	23.9%	12/31/2019	1.37	0	0	1.00%	24.2%	12/31/2019	1.38	0	0	0.75%	24.5%
12/31/2018	1.10	148	163	1.25%	-8.6%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.1%
12/31/2017	1.20	1	1	1.25%	21.0%	12/31/2017	1.20	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	18.2%	12/31/2020	$1.66	0	$0	0.25%	18.5%	12/31/2020	$1.68	0	$0	0.00%	18.8%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-7.9%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.4%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.4%
2018	2.7%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Financial Services Fund I Class - 06-GPC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,656	$2,442	98
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,657	2,205	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$2,657	2,205

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$38
Mortality & expense charges	(19)
Net investment income (loss)	19

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	204
Net change in unrealized appreciation (depreciation)	176
Net gain (loss)	378

Increase (decrease) in net assets from operations	$397

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19	$9
Net realized gain (loss)	(2)	-
Realized gain distributions	204	15
Net change in unrealized appreciation (depreciation)	176	38

Increase (decrease) in net assets from operations	397	62

Contract owner transactions:
Proceeds from units sold	1,457	741
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	1,457	741
Net increase (decrease)	1,854	803
Net assets, beginning	803	-
Net assets, ending	$2,657	$803

Units sold	1,510	695
Units redeemed	-	-
Net increase (decrease)	1,510	695
Units outstanding, beginning	695	-
Units outstanding, ending	2,205	695

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,198
Cost of units redeemed/account charges	-
Net investment income (loss)	28
Net realized gain (loss)	(2)
Realized gain distributions	219
Net change in unrealized appreciation (depreciation)	214
Net assets	$2,657

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	2	$3	1.25%	4.3%	12/31/2020	$1.21	0	$0	1.00%	4.5%	12/31/2020	$1.22	0	$0	0.75%	4.8%
12/31/2019	1.16	1	1	1.25%	28.3%	12/31/2019	1.16	0	0	1.00%	28.6%	12/31/2019	1.17	0	0	0.75%	28.9%
12/31/2018	0.90	0	0	1.25%	-10.9%	12/31/2018	0.90	0	0	1.00%	-10.7%	12/31/2018	0.91	0	0	0.75%	-10.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	5.0%	12/31/2020	$1.24	0	$0	0.25%	5.3%	12/31/2020	$1.25	0	$0	0.00%	5.6%
12/31/2019	1.17	0	0	0.50%	29.3%	12/31/2019	1.18	0	0	0.25%	29.6%	12/31/2019	1.19	0	0	0.00%	29.9%
12/31/2018	0.91	0	0	0.50%	-10.3%	12/31/2018	0.91	0	0	0.25%	-10.0%	12/31/2018	0.91	0	0	0.00%	-9.8%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Real Estate Fund I Class - 06-GFP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,524	$233,903	9,803
Receivables: investments sold	742
Payables: investments purchased	-
Net assets	$156,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,266	158,756	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$156,266	158,756

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,801
Mortality & expense charges	(1,970)
Net investment income (loss)	1,831

Gain (loss) on investments:
Net realized gain (loss)	(19,824)
Realized gain distributions	42,588
Net change in unrealized appreciation (depreciation)	(54,440)
Net gain (loss)	(31,676)

Increase (decrease) in net assets from operations	$(29,845)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,831	$2,924
Net realized gain (loss)	(19,824)	(23)
Realized gain distributions	42,588	30,289
Net change in unrealized appreciation (depreciation)	(54,440)	(2,991)

Increase (decrease) in net assets from operations	(29,845)	30,199

Contract owner transactions:
Proceeds from units sold	13,194	152,734
Cost of units redeemed	(66,581)	(72,512)
Account charges	(411)	(484)
Increase (decrease)	(53,798)	79,738
Net increase (decrease)	(83,643)	109,937
Net assets, beginning	239,909	129,972
Net assets, ending	$156,266	$239,909

Units sold	14,097	139,841
Units redeemed	(68,886)	(66,442)
Net increase (decrease)	(54,789)	73,399
Units outstanding, beginning	213,545	140,146
Units outstanding, ending	158,756	213,545

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$952,909
Cost of units redeemed/account charges	(782,953)
Net investment income (loss)	11,558
Net realized gain (loss)	(26,670)
Realized gain distributions	79,801
Net change in unrealized appreciation (depreciation)	(78,379)
Net assets	$156,266

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.98	159	$156	1.25%	-12.4%	12/31/2020	$0.99	0	$0	1.00%	-12.2%	12/31/2020	$1.00	0	$0	0.75%	-11.9%
12/31/2019	1.12	214	240	1.25%	21.1%	12/31/2019	1.13	0	0	1.00%	21.4%	12/31/2019	1.14	0	0	0.75%	21.7%
12/31/2018	0.93	140	130	1.25%	-10.0%	12/31/2018	0.93	0	0	1.00%	-9.7%	12/31/2018	0.93	0	0	0.75%	-9.5%
12/31/2017	1.03	373	385	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	0.50%	-11.7%	12/31/2020	$1.02	0	$0	0.25%	-11.5%	12/31/2020	$1.03	0	$0	0.00%	-11.3%
12/31/2019	1.14	0	0	0.50%	22.1%	12/31/2019	1.15	0	0	0.25%	22.4%	12/31/2019	1.16	0	0	0.00%	22.7%
12/31/2018	0.94	0	0	0.50%	-9.3%	12/31/2018	0.94	0	0	0.25%	-9.0%	12/31/2018	0.94	0	0	0.00%	-8.8%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.9%
2018	2.7%
2017	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$410,885	$374,952	32,169
Receivables: investments sold	247
Payables: investments purchased	-
Net assets	$411,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$411,132	330,561	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$411,132	330,561

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,860
Mortality & expense charges	(4,323)
Net investment income (loss)	3,537

Gain (loss) on investments:
Net realized gain (loss)	(9,084)
Realized gain distributions	11,977
Net change in unrealized appreciation (depreciation)	32,582
Net gain (loss)	35,475

Increase (decrease) in net assets from operations	$39,012

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,537	$4,182
Net realized gain (loss)	(9,084)	186
Realized gain distributions	11,977	2,458
Net change in unrealized appreciation (depreciation)	32,582	8,301

Increase (decrease) in net assets from operations	39,012	15,127

Contract owner transactions:
Proceeds from units sold	354,512	203,805
Cost of units redeemed	(257,384)	(8,786)
Account charges	(34)	(22)
Increase (decrease)	97,094	194,997
Net increase (decrease)	136,106	210,124
Net assets, beginning	275,026	64,902
Net assets, ending	$411,132	$275,026

Units sold	324,224	186,485
Units redeemed	(237,177)	(8,328)
Net increase (decrease)	87,047	178,157
Units outstanding, beginning	243,514	65,357
Units outstanding, ending	330,561	243,514

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$637,802
Cost of units redeemed/account charges	(279,431)
Net investment income (loss)	9,142
Net realized gain (loss)	(8,868)
Realized gain distributions	16,554
Net change in unrealized appreciation (depreciation)	35,933
Net assets	$411,132

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	331	$411	1.25%	10.1%	12/31/2020	$1.25	0	$0	1.00%	10.4%	12/31/2020	$1.27	0	$0	0.75%	10.7%
12/31/2019	1.13	244	275	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%
12/31/2018	0.99	65	65	1.25%	-4.3%	12/31/2018	1.00	0	0	1.00%	-4.1%	12/31/2018	1.00	0	0	0.75%	-3.8%
12/31/2017	1.04	74	77	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	11.0%	12/31/2020	$1.29	0	$0	0.25%	11.2%	12/31/2020	$1.30	0	$0	0.00%	11.5%
12/31/2019	1.15	0	0	0.50%	14.6%	12/31/2019	1.16	0	0	0.25%	14.9%	12/31/2019	1.17	0	0	0.00%	15.2%
12/31/2018	1.00	0	0	0.50%	-3.6%	12/31/2018	1.01	0	0	0.25%	-3.4%	12/31/2018	1.01	0	0	0.00%	-3.1%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	3.4%
2018	1.9%
2017	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438,104	$410,532	33,402
Receivables: investments sold	-
Payables: investments purchased	(192)
Net assets	$437,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,912	346,737	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$437,912	346,737

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,417
Mortality & expense charges	(5,369)
Net investment income (loss)	2,048

Gain (loss) on investments:
Net realized gain (loss)	20,510
Realized gain distributions	11,932
Net change in unrealized appreciation (depreciation)	12,450
Net gain (loss)	44,892

Increase (decrease) in net assets from operations	$46,940

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,048	$2,299
Net realized gain (loss)	20,510	14,064
Realized gain distributions	11,932	2,250
Net change in unrealized appreciation (depreciation)	12,450	16,849

Increase (decrease) in net assets from operations	46,940	35,462

Contract owner transactions:
Proceeds from units sold	340,567	90,425
Cost of units redeemed	(168,781)	(1,167,538)
Account charges	(121)	(119)
Increase (decrease)	171,665	(1,077,232)
Net increase (decrease)	218,605	(1,041,770)
Net assets, beginning	219,307	1,261,077
Net assets, ending	$437,912	$219,307

Units sold	295,472	82,099
Units redeemed	(140,897)	(1,159,156)
Net increase (decrease)	154,575	(1,077,057)
Units outstanding, beginning	192,162	1,269,219
Units outstanding, ending	346,737	192,162

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,748,441
Cost of units redeemed/account charges	(1,394,832)
Net investment income (loss)	6,627
Net realized gain (loss)	32,338
Realized gain distributions	17,766
Net change in unrealized appreciation (depreciation)	27,572
Net assets	$437,912

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	347	$438	1.25%	10.7%	12/31/2020	$1.27	0	$0	1.00%	10.9%	12/31/2020	$1.29	0	$0	0.75%	11.2%
12/31/2019	1.14	192	219	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.2%	12/31/2019	1.16	0	0	0.75%	15.4%
12/31/2018	0.99	1,269	1,261	1.25%	-4.8%	12/31/2018	1.00	0	0	1.00%	-4.5%	12/31/2018	1.00	0	0	0.75%	-4.3%
12/31/2017	1.04	107	112	1.25%	4.3%	12/31/2017	1.04	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	11.5%	12/31/2020	$1.31	0	$0	0.25%	11.8%	12/31/2020	$1.32	0	$0	0.00%	12.1%
12/31/2019	1.16	0	0	0.50%	15.7%	12/31/2019	1.17	0	0	0.25%	16.0%	12/31/2019	1.18	0	0	0.00%	16.3%
12/31/2018	1.01	0	0	0.50%	-4.0%	12/31/2018	1.01	0	0	0.25%	-3.8%	12/31/2018	1.01	0	0	0.00%	-3.6%
12/31/2017	1.05	0	0	0.50%	4.7%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	0.6%
2018	0.4%
2017	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price New America Growth Fund I Class - 06-3CY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.74
Band 25	-	-	1.75
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	1.25%	43.1%	12/31/2020	$1.72	0	$0	1.00%	43.5%	12/31/2020	$1.73	0	$0	0.75%	43.8%
12/31/2019	1.19	0	0	1.25%	33.5%	12/31/2019	1.20	0	0	1.00%	33.8%	12/31/2019	1.20	0	0	0.75%	34.2%
12/31/2018	0.89	0	0	1.25%	-10.8%	12/31/2018	0.89	0	0	1.00%	-10.7%	12/31/2018	0.89	0	0	0.75%	-10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	44.2%	12/31/2020	$1.75	0	$0	0.25%	44.5%	12/31/2020	$1.76	0	$0	0.00%	44.9%
12/31/2019	1.20	0	0	0.50%	34.5%	12/31/2019	1.21	0	0	0.25%	34.8%	12/31/2019	1.21	0	0	0.00%	35.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Dividend Growth Fund I Class - 06-3W9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,673	$325,110	6,122
Receivables: investments sold	-
Payables: investments purchased	(21,457)
Net assets	$367,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,216	283,879	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$367,216	283,879

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,498
Mortality & expense charges	(2,159)
Net investment income (loss)	339

Gain (loss) on investments:
Net realized gain (loss)	5,905
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	63,563
Net gain (loss)	69,468

Increase (decrease) in net assets from operations	$69,807

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$339	$-
Net realized gain (loss)	5,905	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	63,563	-

Increase (decrease) in net assets from operations	69,807	-

Contract owner transactions:
Proceeds from units sold	523,659	-
Cost of units redeemed	(225,519)	-
Account charges	(731)	-
Increase (decrease)	297,409	-
Net increase (decrease)	367,216	-
Net assets, beginning	-	-
Net assets, ending	$367,216	$-

Units sold	479,539	-
Units redeemed	(195,660)	-
Net increase (decrease)	283,879	-
Units outstanding, beginning	-	-
Units outstanding, ending	283,879	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$523,659
Cost of units redeemed/account charges	(226,250)
Net investment income (loss)	339
Net realized gain (loss)	5,905
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	63,563
Net assets	$367,216

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	284	$367	1.25%	12.7%	12/31/2020	$1.30	0	$0	1.00%	12.9%	12/31/2020	$1.31	0	$0	0.75%	13.2%
12/31/2019	1.15	0	0	1.25%	14.8%	12/31/2019	1.15	0	0	1.00%	15.0%	12/31/2019	1.15	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	13.5%	12/31/2020	$1.32	0	$0	0.25%	13.8%	12/31/2020	$1.32	0	$0	0.00%	14.1%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	13.0%	12/31/2020	$1.20	0	$0	1.00%	13.3%	12/31/2020	$1.21	0	$0	0.75%	13.6%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	13.9%	12/31/2020	$1.22	0	$0	0.25%	14.2%	12/31/2020	$1.22	0	$0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Overseas Stock Fund I Class - 06-3RR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	1.25%	8.0%	12/31/2020	$1.26	0	$0	1.00%	8.2%	12/31/2020	$1.26	0	$0	0.75%	8.5%
12/31/2019	1.16	0	0	1.25%	16.0%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.17	0	0	0.75%	16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	8.8%	12/31/2020	$1.28	0	$0	0.25%	9.0%	12/31/2020	$1.28	0	$0	0.00%	9.3%
12/31/2019	1.17	0	0	0.50%	16.8%	12/31/2019	1.17	0	0	0.25%	17.1%	12/31/2019	1.17	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price New Horizons Fund IS Class - 06-3XK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8	$8	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8	5	$1.74
Band 100	-	-	1.74
Band 75	-	-	1.75
Band 50	-	-	1.76
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$8	5

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	8	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	8	-
Net increase (decrease)	8	-
Net assets, beginning	-	-
Net assets, ending	$8	$-

Units sold	5	-
Units redeemed	-	-
Net increase (decrease)	5	-
Units outstanding, beginning	-	-
Units outstanding, ending	5	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$8

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	1.25%	56.0%	12/31/2020	$1.74	0	$0	1.00%	56.3%	12/31/2020	$1.75	0	$0	0.75%	56.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	57.1%	12/31/2020	$1.76	0	$0	0.25%	57.5%	12/31/2020	$1.77	0	$0	0.00%	57.9%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TRowe Price Global Alloc I Class - 06-47W
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,219	$15,907	1,123
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$17,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,227	14,271	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$17,227	14,271

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$165
Mortality & expense charges	(68)
Net investment income (loss)	97

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	22
Net change in unrealized appreciation (depreciation)	1,312
Net gain (loss)	1,335

Increase (decrease) in net assets from operations	$1,432

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$97	$-
Net realized gain (loss)	1	-
Realized gain distributions	22	-
Net change in unrealized appreciation (depreciation)	1,312	-

Increase (decrease) in net assets from operations	1,432	-

Contract owner transactions:
Proceeds from units sold	15,795	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	15,795	-
Net increase (decrease)	17,227	-
Net assets, beginning	-	-
Net assets, ending	$17,227	$-

Units sold	14,271	-
Units redeemed	-	-
Net increase (decrease)	14,271	-
Units outstanding, beginning	-	-
Units outstanding, ending	14,271	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,795
Cost of units redeemed/account charges	-
Net investment income (loss)	97
Net realized gain (loss)	1
Realized gain distributions	22
Net change in unrealized appreciation (depreciation)	1,312
Net assets	$17,227

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	14	$17	1.25%	13.5%	12/31/2020	$1.21	0	$0	1.00%	13.8%	12/31/2020	$1.22	0	$0	0.75%	14.0%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	14.3%	12/31/2020	$1.22	0	$0	0.25%	14.6%	12/31/2020	$1.23	0	$0	0.00%	14.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Blue Chip Growth Fund R Class - 06-720
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,408,250	$11,722,088	112,511
Receivables: investments sold	6,208
Payables: investments purchased	-
Net assets	$17,414,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,809,939	2,971,508	$5.66
Band 100	604,519	102,341	5.91
Band 75	-	-	6.17
Band 50	-	-	6.44
Band 25	-	-	6.73
Band 0	-	-	7.02
Total	$17,414,458	3,073,849

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(181,466)
Net investment income (loss)	(181,466)

Gain (loss) on investments:
Net realized gain (loss)	705,700
Realized gain distributions	220,414
Net change in unrealized appreciation (depreciation)	3,432,327
Net gain (loss)	4,358,441

Increase (decrease) in net assets from operations	$4,176,975

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(181,466)	$(347,797)
Net realized gain (loss)	705,700	9,887,470
Realized gain distributions	220,414	38,172
Net change in unrealized appreciation (depreciation)	3,432,327	(2,212,553)

Increase (decrease) in net assets from operations	4,176,975	7,365,292

Contract owner transactions:
Proceeds from units sold	4,154,801	9,755,834
Cost of units redeemed	(3,850,888)	(36,403,533)
Account charges	(7,555)	(56,096)
Increase (decrease)	296,358	(26,703,795)
Net increase (decrease)	4,473,333	(19,338,503)
Net assets, beginning	12,941,125	32,279,628
Net assets, ending	$17,414,458	$12,941,125

Units sold	889,947	2,832,548
Units redeemed	(839,081)	(9,420,510)
Net increase (decrease)	50,866	(6,587,962)
Units outstanding, beginning	3,022,983	9,610,945
Units outstanding, ending	3,073,849	3,022,983

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$70,656,517
Cost of units redeemed/account charges	(76,316,568)
Net investment income (loss)	(1,787,034)
Net realized gain (loss)	16,667,152
Realized gain distributions	2,508,229
Net change in unrealized appreciation (depreciation)	5,686,162
Net assets	$17,414,458

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.66	2,972	$16,810	1.25%	32.4%	12/31/2020	$5.91	102	$605	1.00%	32.7%	12/31/2020	$6.17	0	$0	0.75%	33.0%
12/31/2019	4.27	2,905	12,416	1.25%	27.7%	12/31/2019	4.45	118	525	1.00%	28.0%	12/31/2019	4.64	0	0	0.75%	28.3%
12/31/2018	3.35	9,338	31,257	1.25%	0.2%	12/31/2018	3.48	149	517	1.00%	0.4%	12/31/2018	3.61	0	0	0.75%	0.7%
12/31/2017	3.34	8,604	28,743	1.25%	34.1%	12/31/2017	3.46	215	745	1.00%	34.5%	12/31/2017	3.59	0	0	0.75%	34.8%
12/31/2016	2.49	10,321	25,705	1.25%	-0.8%	12/31/2016	2.57	249	642	1.00%	-0.5%	12/31/2016	2.66	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.44	0	$0	0.50%	33.4%	12/31/2020	$6.73	0	$0	0.25%	33.7%	12/31/2020	$7.02	0	$0	0.00%	34.0%
12/31/2019	4.83	0	0	0.50%	28.6%	12/31/2019	5.03	0	0	0.25%	29.0%	12/31/2019	5.24	0	0	0.00%	29.3%
12/31/2018	3.75	0	0	0.50%	1.0%	12/31/2018	3.90	0	0	0.25%	1.2%	12/31/2018	4.05	125	506	0.00%	1.5%
12/31/2017	3.72	0	0	0.50%	35.1%	12/31/2017	3.85	0	0	0.25%	35.5%	12/31/2017	3.99	113	452	0.00%	35.8%
12/31/2016	2.75	0	0	0.50%	0.0%	12/31/2016	2.84	0	0	0.25%	0.2%	12/31/2016	2.94	154	452	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	13.2%	12/31/2020	$1.13	0	$0	1.00%	13.3%	12/31/2020	$1.13	0	$0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	13.4%	12/31/2020	$1.13	0	$0	0.25%	13.4%	12/31/2020	$1.13	0	$0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Capital Appr I Class - 06-4GM (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	13.6%	12/31/2020	$1.14	0	$0	1.00%	13.9%	12/31/2020	$1.14	0	$0	0.75%	14.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	14.4%	12/31/2020	$1.15	0	$0	0.25%	14.7%	12/31/2020	$1.15	0	$0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	1.25%	45.1%	12/31/2020	$1.45	0	$0	1.00%	45.5%	12/31/2020	$1.46	0	$0	0.75%	45.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	46.2%	12/31/2020	$1.47	0	$0	0.25%	46.5%	12/31/2020	$1.47	0	$0	0.00%	46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Global Tech I Class - 06-4GP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.62
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	0	$0	1.25%	61.3%	12/31/2020	$1.62	0	$0	1.00%	61.7%	12/31/2020	$1.62	0	$0	0.75%	62.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	62.4%	12/31/2020	$1.63	0	$0	0.25%	62.8%	12/31/2020	$1.63	0	$0	0.00%	63.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Health Science I Class - 06-4GC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,818	$145,570	2,398
Receivables: investments sold	87,370
Payables: investments purchased	-
Net assets	$237,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,188	187,221	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$237,188	187,221

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(347)
Net investment income (loss)	(347)

Gain (loss) on investments:
Net realized gain (loss)	19
Realized gain distributions	9,971
Net change in unrealized appreciation (depreciation)	4,248
Net gain (loss)	14,238

Increase (decrease) in net assets from operations	$13,891

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(347)	$-
Net realized gain (loss)	19	-
Realized gain distributions	9,971	-
Net change in unrealized appreciation (depreciation)	4,248	-

Increase (decrease) in net assets from operations	13,891	-

Contract owner transactions:
Proceeds from units sold	345,518	-
Cost of units redeemed	(122,221)	-
Account charges	-	-
Increase (decrease)	223,297	-
Net increase (decrease)	237,188	-
Net assets, beginning	-	-
Net assets, ending	$237,188	$-

Units sold	296,658	-
Units redeemed	(109,437)	-
Net increase (decrease)	187,221	-
Units outstanding, beginning	-	-
Units outstanding, ending	187,221	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$345,518
Cost of units redeemed/account charges	(122,221)
Net investment income (loss)	(347)
Net realized gain (loss)	19
Realized gain distributions	9,971
Net change in unrealized appreciation (depreciation)	4,248
Net assets	$237,188

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	187	$237	1.25%	26.7%	12/31/2020	$1.27	0	$0	1.00%	27.0%	12/31/2020	$1.27	0	$0	0.75%	27.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	27.6%	12/31/2020	$1.28	0	$0	0.25%	27.9%	12/31/2020	$1.28	0	$0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price New Era I Class - 06-4GR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	1.25%	-1.4%	12/31/2020	$0.99	0	$0	1.00%	-1.2%	12/31/2020	$0.99	0	$0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	0.50%	-0.7%	12/31/2020	$1.00	0	$0	0.25%	-0.5%	12/31/2020	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	21.3%	12/31/2020	$1.22	0	$0	1.00%	21.6%	12/31/2020	$1.22	0	$0	0.75%	21.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	22.1%	12/31/2020	$1.22	0	$0	0.25%	22.4%	12/31/2020	$1.23	0	$0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Spec Mod Gr I Inst Class - 06-4MP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.32
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	31.5%	12/31/2020	$1.32	0	$0	1.00%	31.7%	12/31/2020	$1.32	0	$0	0.75%	31.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	32.1%	12/31/2020	$1.32	0	$0	0.25%	32.3%	12/31/2020	$1.32	0	$0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T Rowe Price Value I Class - 06-4GV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	7.4%	12/31/2020	$1.08	0	$0	1.00%	7.6%	12/31/2020	$1.08	0	$0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	0.50%	8.1%	12/31/2020	$1.08	0	$0	0.25%	8.4%	12/31/2020	$1.09	0	$0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Value Fund R3 Class - 06-109
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,716	$193,092	3,797
Receivables: investments sold	-
Payables: investments purchased	(130)
Net assets	$329,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,167	97,007	$2.86
Band 100	52,419	17,625	2.97
Band 75	-	-	3.10
Band 50	-	-	3.22
Band 25	-	-	3.35
Band 0	-	-	3.49
Total	$329,586	114,632

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$(532)
Mortality & expense charges	(3,323)
Net investment income (loss)	(3,855)

Gain (loss) on investments:
Net realized gain (loss)	7,401
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,214
Net gain (loss)	34,615

Increase (decrease) in net assets from operations	$30,760

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,855)	$(2,527)
Net realized gain (loss)	7,401	29,939
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	27,214	43,573

Increase (decrease) in net assets from operations	30,760	70,985

Contract owner transactions:
Proceeds from units sold	24,788	22,570
Cost of units redeemed	(18,760)	(90,035)
Account charges	(108)	(69)
Increase (decrease)	5,920	(67,534)
Net increase (decrease)	36,680	3,451
Net assets, beginning	292,906	289,455
Net assets, ending	$329,586	$292,906

Units sold	9,794	10,540
Units redeemed	(7,941)	(39,576)
Net increase (decrease)	1,853	(29,036)
Units outstanding, beginning	112,779	141,815
Units outstanding, ending	114,632	112,779

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,298,399
Cost of units redeemed/account charges	(5,485,112)
Net investment income (loss)	(103,991)
Net realized gain (loss)	379,338
Realized gain distributions	104,328
Net change in unrealized appreciation (depreciation)	136,624
Net assets	$329,586

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.86	97	$277	1.25%	10.5%	12/31/2020	$2.97	18	$52	1.00%	10.8%	12/31/2020	$3.10	0	$0	0.75%	11.1%
12/31/2019	2.59	99	257	1.25%	27.3%	12/31/2019	2.68	13	36	1.00%	27.6%	12/31/2019	2.79	0	0	0.75%	27.9%
12/31/2018	2.03	123	251	1.25%	-10.8%	12/31/2018	2.10	18	39	1.00%	-10.6%	12/31/2018	2.18	0	0	0.75%	-10.4%
12/31/2017	2.28	145	331	1.25%	21.8%	12/31/2017	2.35	20	48	1.00%	22.1%	12/31/2017	2.43	0	0	0.75%	22.4%
12/31/2016	1.87	213	399	1.25%	5.3%	12/31/2016	1.93	32	61	1.00%	5.6%	12/31/2016	1.99	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.22	0	$0	0.50%	11.3%	12/31/2020	$3.35	0	$0	0.25%	11.6%	12/31/2020	$3.49	0	$0	0.00%	11.9%
12/31/2019	2.89	0	0	0.50%	28.2%	12/31/2019	3.01	0	0	0.25%	28.5%	12/31/2019	3.12	0	0	0.00%	28.9%
12/31/2018	2.26	0	0	0.50%	-10.2%	12/31/2018	2.34	0	0	0.25%	-9.9%	12/31/2018	2.42	0	0	0.00%	-9.7%
12/31/2017	2.51	0	0	0.50%	22.7%	12/31/2017	2.60	0	0	0.25%	23.0%	12/31/2017	2.68	0	0	0.00%	23.4%
12/31/2016	2.05	0	0	0.50%	6.1%	12/31/2016	2.11	0	0	0.25%	6.4%	12/31/2016	2.17	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	-0.2%
2019	0.4%
2018	0.3%
2017	0.5%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Core Growth Fund R5 Class - 06-314
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,388,038	$815,036	24,623
Receivables: investments sold	216
Payables: investments purchased	-
Net assets	$1,388,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,388,254	496,863	$2.79
Band 100	-	-	2.89
Band 75	-	-	2.99
Band 50	-	-	3.09
Band 25	-	-	3.20
Band 0	-	-	3.31
Total	$1,388,254	496,863

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,218)
Net investment income (loss)	(15,218)

Gain (loss) on investments:
Net realized gain (loss)	213,548
Realized gain distributions	74,633
Net change in unrealized appreciation (depreciation)	157,115
Net gain (loss)	445,296

Increase (decrease) in net assets from operations	$430,078

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,218)	$(15,415)
Net realized gain (loss)	213,548	51,046
Realized gain distributions	74,633	101,217
Net change in unrealized appreciation (depreciation)	157,115	151,640

Increase (decrease) in net assets from operations	430,078	288,488

Contract owner transactions:
Proceeds from units sold	62,018	75,052
Cost of units redeemed	(391,987)	(137,305)
Account charges	(687)	(740)
Increase (decrease)	(330,656)	(62,993)
Net increase (decrease)	99,422	225,495
Net assets, beginning	1,288,832	1,063,337
Net assets, ending	$1,388,254	$1,288,832

Units sold	72,720	41,372
Units redeemed	(223,142)	(76,414)
Net increase (decrease)	(150,422)	(35,042)
Units outstanding, beginning	647,285	682,327
Units outstanding, ending	496,863	647,285

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,532,781
Cost of units redeemed/account charges	(19,355,717)
Net investment income (loss)	(562,649)
Net realized gain (loss)	24,822
Realized gain distributions	176,015
Net change in unrealized appreciation (depreciation)	573,002
Net assets	$1,388,254

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.79	497	$1,388	1.25%	40.3%	12/31/2020	$2.89	0	$0	1.00%	40.7%	12/31/2020	$2.99	0	$0	0.75%	41.0%
12/31/2019	1.99	647	1,289	1.25%	27.8%	12/31/2019	2.05	0	0	1.00%	28.1%	12/31/2019	2.12	0	0	0.75%	28.4%
12/31/2018	1.56	682	1,063	1.25%	-3.5%	12/31/2018	1.60	0	0	1.00%	-3.2%	12/31/2018	1.65	0	0	0.75%	-3.0%
12/31/2017	1.61	774	1,249	1.25%	22.9%	12/31/2017	1.66	0	0	1.00%	23.2%	12/31/2017	1.70	0	0	0.75%	23.5%
12/31/2016	1.31	1,300	1,707	1.25%	-3.1%	12/31/2016	1.35	0	0	1.00%	-2.9%	12/31/2016	1.38	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.09	0	$0	0.50%	41.4%	12/31/2020	$3.20	0	$0	0.25%	41.7%	12/31/2020	$3.31	0	$0	0.00%	42.1%
12/31/2019	2.19	0	0	0.50%	28.7%	12/31/2019	2.26	0	0	0.25%	29.1%	12/31/2019	2.33	0	0	0.00%	29.4%
12/31/2018	1.70	0	0	0.50%	-2.7%	12/31/2018	1.75	0	0	0.25%	-2.5%	12/31/2018	1.80	0	0	0.00%	-2.2%
12/31/2017	1.75	0	0	0.50%	23.8%	12/31/2017	1.79	0	0	0.25%	24.1%	12/31/2017	1.84	0	0	0.00%	24.4%
12/31/2016	1.41	0	0	0.50%	-2.4%	12/31/2016	1.45	0	0	0.25%	-2.2%	12/31/2016	1.48	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Core Growth Fund R3 Class - 06-985
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$795,955	$484,424	15,555
Receivables: investments sold	-
Payables: investments purchased	(2,448)
Net assets	$793,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$625,851	155,474	$4.03
Band 100	167,656	40,011	4.19
Band 75	-	-	4.36
Band 50	-	-	4.54
Band 25	-	-	4.73
Band 0	-	-	4.92
Total	$793,507	195,485

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,931)
Net investment income (loss)	(10,931)

Gain (loss) on investments:
Net realized gain (loss)	196,234
Realized gain distributions	45,441
Net change in unrealized appreciation (depreciation)	74,668
Net gain (loss)	316,343

Increase (decrease) in net assets from operations	$305,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,931)	$(10,481)
Net realized gain (loss)	196,234	44,291
Realized gain distributions	45,441	76,300
Net change in unrealized appreciation (depreciation)	74,668	91,842

Increase (decrease) in net assets from operations	305,412	201,952

Contract owner transactions:
Proceeds from units sold	17,469	24,940
Cost of units redeemed	(416,197)	(144,762)
Account charges	(160)	(139)
Increase (decrease)	(398,888)	(119,961)
Net increase (decrease)	(93,476)	81,991
Net assets, beginning	886,983	804,992
Net assets, ending	$793,507	$886,983

Units sold	18,942	8,928
Units redeemed	(129,569)	(56,262)
Net increase (decrease)	(110,627)	(47,334)
Units outstanding, beginning	306,112	353,446
Units outstanding, ending	195,485	306,112

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,018,965
Cost of units redeemed/account charges	(17,651,549)
Net investment income (loss)	(335,628)
Net realized gain (loss)	1,321,893
Realized gain distributions	128,295
Net change in unrealized appreciation (depreciation)	311,531
Net assets	$793,507

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.03	155	$626	1.25%	39.6%	12/31/2020	$4.19	40	$168	1.00%	40.0%	12/31/2020	$4.36	0	$0	0.75%	40.3%
12/31/2019	2.88	266	766	1.25%	27.1%	12/31/2019	2.99	40	121	1.00%	27.4%	12/31/2019	3.11	0	0	0.75%	27.8%
12/31/2018	2.27	312	707	1.25%	-3.9%	12/31/2018	2.35	42	98	1.00%	-3.7%	12/31/2018	2.43	0	0	0.75%	-3.5%
12/31/2017	2.36	364	859	1.25%	22.3%	12/31/2017	2.44	43	106	1.00%	22.6%	12/31/2017	2.52	0	0	0.75%	22.9%
12/31/2016	1.93	421	813	1.25%	-3.7%	12/31/2016	1.99	69	138	1.00%	-3.4%	12/31/2016	2.05	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.54	0	$0	0.50%	40.7%	12/31/2020	$4.73	0	$0	0.25%	41.0%	12/31/2020	$4.92	0	$0	0.00%	41.4%
12/31/2019	3.23	0	0	0.50%	28.1%	12/31/2019	3.35	0	0	0.25%	28.4%	12/31/2019	3.48	0	0	0.00%	28.7%
12/31/2018	2.52	0	0	0.50%	-3.2%	12/31/2018	2.61	0	0	0.25%	-3.0%	12/31/2018	2.70	0	0	0.00%	-2.7%
12/31/2017	2.60	0	0	0.50%	23.2%	12/31/2017	2.69	0	0	0.25%	23.5%	12/31/2017	2.78	0	0	0.00%	23.8%
12/31/2016	2.11	0	0	0.50%	-2.9%	12/31/2016	2.18	0	0	0.25%	-2.7%	12/31/2016	2.24	22	50	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R5 Class - 06-316
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$508,768	$448,199	17,755
Receivables: investments sold	-
Payables: investments purchased	(617)
Net assets	$508,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,151	329,054	$1.54
Band 100	-	-	1.60
Band 75	-	-	1.65
Band 50	-	-	1.71
Band 25	-	-	1.77
Band 0	-	-	1.83
Total	$508,151	329,054

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,726
Mortality & expense charges	(5,161)
Net investment income (loss)	(3,435)

Gain (loss) on investments:
Net realized gain (loss)	(439)
Realized gain distributions	13,265
Net change in unrealized appreciation (depreciation)	81,087
Net gain (loss)	93,913

Increase (decrease) in net assets from operations	$90,478

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,435)	$(681)
Net realized gain (loss)	(439)	(18,662)
Realized gain distributions	13,265	20,542
Net change in unrealized appreciation (depreciation)	81,087	95,017

Increase (decrease) in net assets from operations	90,478	96,216

Contract owner transactions:
Proceeds from units sold	34,716	44,702
Cost of units redeemed	(23,740)	(127,894)
Account charges	(495)	(584)
Increase (decrease)	10,481	(83,776)
Net increase (decrease)	100,959	12,440
Net assets, beginning	407,192	394,752
Net assets, ending	$508,151	$407,192

Units sold	27,907	38,105
Units redeemed	(18,020)	(113,171)
Net increase (decrease)	9,887	(75,066)
Units outstanding, beginning	319,167	394,233
Units outstanding, ending	329,054	319,167

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$38,104,820
Cost of units redeemed/account charges	(37,740,089)
Net investment income (loss)	65,513
Net realized gain (loss)	(876,234)
Realized gain distributions	893,572
Net change in unrealized appreciation (depreciation)	60,569
Net assets	$508,151

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	329	$508	1.25%	21.0%	12/31/2020	$1.60	0	$0	1.00%	21.3%	12/31/2020	$1.65	0	$0	0.75%	21.7%
12/31/2019	1.28	319	407	1.25%	27.4%	12/31/2019	1.32	0	0	1.00%	27.7%	12/31/2019	1.36	0	0	0.75%	28.1%
12/31/2018	1.00	394	395	1.25%	-20.9%	12/31/2018	1.03	0	0	1.00%	-20.7%	12/31/2018	1.06	0	0	0.75%	-20.5%
12/31/2017	1.27	507	642	1.25%	23.8%	12/31/2017	1.30	0	0	1.00%	24.1%	12/31/2017	1.33	0	0	0.75%	24.4%
12/31/2016	1.02	633	647	1.25%	-3.7%	12/31/2016	1.05	0	0	1.00%	-3.4%	12/31/2016	1.07	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	22.0%	12/31/2020	$1.77	0	$0	0.25%	22.3%	12/31/2020	$1.83	0	$0	0.00%	22.6%
12/31/2019	1.40	0	0	0.50%	28.4%	12/31/2019	1.45	0	0	0.25%	28.7%	12/31/2019	1.49	0	0	0.00%	29.0%
12/31/2018	1.09	0	0	0.50%	-20.3%	12/31/2018	1.12	0	0	0.25%	-20.1%	12/31/2018	1.16	0	0	0.00%	-19.8%
12/31/2017	1.37	0	0	0.50%	24.8%	12/31/2017	1.41	0	0	0.25%	25.1%	12/31/2017	1.44	0	0	0.00%	25.4%
12/31/2016	1.10	0	0	0.50%	-2.9%	12/31/2016	1.12	0	0	0.25%	-2.7%	12/31/2016	1.15	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	1.1%
2018	1.3%
2017	1.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R3 Class - 06-990
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,806,555	$1,633,359	64,977
Receivables: investments sold	-
Payables: investments purchased	(9,286)
Net assets	$1,797,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,507,110	622,718	$2.42
Band 100	290,159	115,174	2.52
Band 75	-	-	2.62
Band 50	-	-	2.73
Band 25	-	-	2.84
Band 0	-	-	2.96
Total	$1,797,269	737,892

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$(6,658)
Mortality & expense charges	(18,394)
Net investment income (loss)	(25,052)

Gain (loss) on investments:
Net realized gain (loss)	(29,535)
Realized gain distributions	48,310
Net change in unrealized appreciation (depreciation)	307,074
Net gain (loss)	325,849

Increase (decrease) in net assets from operations	$300,797

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,052)	$(2,597)
Net realized gain (loss)	(29,535)	(52,809)
Realized gain distributions	48,310	92,722
Net change in unrealized appreciation (depreciation)	307,074	351,908

Increase (decrease) in net assets from operations	300,797	389,224

Contract owner transactions:
Proceeds from units sold	94,000	192,090
Cost of units redeemed	(250,021)	(413,900)
Account charges	(912)	(826)
Increase (decrease)	(156,933)	(222,636)
Net increase (decrease)	143,864	166,588
Net assets, beginning	1,653,405	1,486,817
Net assets, ending	$1,797,269	$1,653,405

Units sold	51,851	107,536
Units redeemed	(135,827)	(223,000)
Net increase (decrease)	(83,976)	(115,464)
Units outstanding, beginning	821,868	937,332
Units outstanding, ending	737,892	821,868

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,181,014
Cost of units redeemed/account charges	(31,880,117)
Net investment income (loss)	(280,417)
Net realized gain (loss)	1,431,143
Realized gain distributions	2,172,450
Net change in unrealized appreciation (depreciation)	173,196
Net assets	$1,797,269

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.42	623	$1,507	1.25%	21.1%	12/31/2020	$2.52	115	$290	1.00%	21.4%	12/31/2020	$2.62	0	$0	0.75%	21.7%
12/31/2019	2.00	675	1,349	1.25%	26.8%	12/31/2019	2.07	147	305	1.00%	27.1%	12/31/2019	2.15	0	0	0.75%	27.4%
12/31/2018	1.58	765	1,205	1.25%	-21.2%	12/31/2018	1.63	172	281	1.00%	-21.0%	12/31/2018	1.69	0	0	0.75%	-20.8%
12/31/2017	2.00	884	1,768	1.25%	23.2%	12/31/2017	2.07	200	413	1.00%	23.5%	12/31/2017	2.14	0	0	0.75%	23.9%
12/31/2016	1.62	1,123	1,822	1.25%	-4.1%	12/31/2016	1.67	247	413	1.00%	-3.8%	12/31/2016	1.72	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.73	0	$0	0.50%	22.0%	12/31/2020	$2.84	0	$0	0.25%	22.3%	12/31/2020	$2.96	0	$0	0.00%	22.7%
12/31/2019	2.24	0	0	0.50%	27.7%	12/31/2019	2.32	0	0	0.25%	28.1%	12/31/2019	2.41	0	0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-20.6%	12/31/2018	1.81	0	0	0.25%	-20.4%	12/31/2018	1.88	0	0	0.00%	-20.2%
12/31/2017	2.21	0	0	0.50%	24.2%	12/31/2017	2.28	0	0	0.25%	24.5%	12/31/2017	2.35	0	0	0.00%	24.8%
12/31/2016	1.78	0	0	0.50%	-3.4%	12/31/2016	1.83	0	0	0.25%	-3.1%	12/31/2016	1.89	20	38	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	-0.4%
2019	1.1%
2018	0.9%
2017	0.6%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R5 Class - 06-986
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,110	$240,130	11,945
Receivables: investments sold	4,444
Payables: investments purchased	-
Net assets	$257,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,554	137,251	$1.88
Band 100	-	-	1.93
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$257,554	137,251

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,417
Mortality & expense charges	(5,775)
Net investment income (loss)	15,642

Gain (loss) on investments:
Net realized gain (loss)	1,604
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(22,934)
Net gain (loss)	(21,330)

Increase (decrease) in net assets from operations	$(5,688)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,642	$16,999
Net realized gain (loss)	1,604	2,658
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(22,934)	62,618

Increase (decrease) in net assets from operations	(5,688)	82,275

Contract owner transactions:
Proceeds from units sold	81,492	87,876
Cost of units redeemed	(326,628)	(141,412)
Account charges	(373)	(696)
Increase (decrease)	(245,509)	(54,232)
Net increase (decrease)	(251,197)	28,043
Net assets, beginning	508,751	480,708
Net assets, ending	$257,554	$508,751

Units sold	48,685	49,454
Units redeemed	(177,629)	(76,322)
Net increase (decrease)	(128,944)	(26,868)
Units outstanding, beginning	266,195	293,063
Units outstanding, ending	137,251	266,195

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,776,866
Cost of units redeemed/account charges	(3,710,452)
Net investment income (loss)	158,328
Net realized gain (loss)	19,832
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,980
Net assets	$257,554

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.88	137	$258	1.25%	-1.8%	12/31/2020	$1.93	0	$0	1.00%	-1.6%	12/31/2020	$1.98	0	$0	0.75%	-1.3%
12/31/2019	1.91	266	509	1.25%	16.5%	12/31/2019	1.96	0	0	1.00%	16.8%	12/31/2019	2.01	0	0	0.75%	17.1%
12/31/2018	1.64	293	481	1.25%	-5.7%	12/31/2018	1.68	0	0	1.00%	-5.5%	12/31/2018	1.71	0	0	0.75%	-5.2%
12/31/2017	1.74	369	641	1.25%	13.6%	12/31/2017	1.77	0	0	1.00%	13.9%	12/31/2017	1.81	0	0	0.75%	14.2%
12/31/2016	1.53	706	1,080	1.25%	8.4%	12/31/2016	1.56	0	0	1.00%	8.7%	12/31/2016	1.58	0	0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	0	$0	0.50%	-1.1%	12/31/2020	$2.09	0	$0	0.25%	-0.8%	12/31/2020	$2.14	0	$0	0.00%	-0.6%
12/31/2019	2.05	0	0	0.50%	17.4%	12/31/2019	2.10	0	0	0.25%	17.7%	12/31/2019	2.15	0	0	0.00%	18.0%
12/31/2018	1.75	0	0	0.50%	-5.0%	12/31/2018	1.79	0	0	0.25%	-4.8%	12/31/2018	1.83	0	0	0.00%	-4.5%
12/31/2017	1.84	0	0	0.50%	14.5%	12/31/2017	1.88	0	0	0.25%	14.8%	12/31/2017	1.91	0	0	0.00%	15.1%
12/31/2016	1.61	0	0	0.50%	9.2%	12/31/2016	1.64	0	0	0.25%	9.5%	12/31/2016	1.66	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.6%
2019	4.7%
2018	4.5%
2017	4.8%
2016	4.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R3 Class - 06-987
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,883	$337,278	16,165
Receivables: investments sold	211
Payables: investments purchased	-
Net assets	$346,094

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,237	153,597	$1.78
Band 100	72,857	39,885	1.83
Band 75	-	-	1.88
Band 50	-	-	1.93
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$346,094	193,482

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,047
Mortality & expense charges	(3,798)
Net investment income (loss)	9,249

Gain (loss) on investments:
Net realized gain (loss)	(2,900)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14,339)
Net gain (loss)	(17,239)

Increase (decrease) in net assets from operations	$(7,990)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,249	$10,668
Net realized gain (loss)	(2,900)	2,348
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(14,339)	46,856

Increase (decrease) in net assets from operations	(7,990)	59,872

Contract owner transactions:
Proceeds from units sold	27,695	63,074
Cost of units redeemed	(33,603)	(133,197)
Account charges	(31)	(54)
Increase (decrease)	(5,939)	(70,177)
Net increase (decrease)	(13,929)	(10,305)
Net assets, beginning	360,023	370,328
Net assets, ending	$346,094	$360,023

Units sold	17,625	37,082
Units redeemed	(20,882)	(75,321)
Net increase (decrease)	(3,257)	(38,239)
Units outstanding, beginning	196,739	234,978
Units outstanding, ending	193,482	196,739

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,421,681
Cost of units redeemed/account charges	(2,176,112)
Net investment income (loss)	160,588
Net realized gain (loss)	(68,668)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,605
Net assets	$346,094

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	154	$273	1.25%	-2.3%	12/31/2020	$1.83	40	$73	1.00%	-2.1%	12/31/2020	$1.88	0	$0	0.75%	-1.8%
12/31/2019	1.82	157	286	1.25%	15.9%	12/31/2019	1.87	40	74	1.00%	16.2%	12/31/2019	1.91	0	0	0.75%	16.5%
12/31/2018	1.57	198	311	1.25%	-6.3%	12/31/2018	1.60	37	59	1.00%	-6.0%	12/31/2018	1.64	0	0	0.75%	-5.8%
12/31/2017	1.68	418	700	1.25%	13.1%	12/31/2017	1.71	47	81	1.00%	13.4%	12/31/2017	1.74	0	0	0.75%	13.7%
12/31/2016	1.48	407	603	1.25%	7.9%	12/31/2016	1.51	54	82	1.00%	8.1%	12/31/2016	1.53	0	0	0.75%	8.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	0	$0	0.50%	-1.6%	12/31/2020	$1.98	0	$0	0.25%	-1.3%	12/31/2020	$2.03	0	$0	0.00%	-1.1%
12/31/2019	1.96	0	0	0.50%	16.8%	12/31/2019	2.00	0	0	0.25%	17.1%	12/31/2019	2.05	0	0	0.00%	17.4%
12/31/2018	1.68	0	0	0.50%	-5.5%	12/31/2018	1.71	0	0	0.25%	-5.3%	12/31/2018	1.75	0	0	0.00%	-5.1%
12/31/2017	1.77	0	0	0.50%	14.0%	12/31/2017	1.81	0	0	0.25%	14.3%	12/31/2017	1.84	0	0	0.00%	14.6%
12/31/2016	1.56	0	0	0.50%	8.7%	12/31/2016	1.58	0	0	0.25%	8.9%	12/31/2016	1.61	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	4.2%
2018	3.1%
2017	4.0%
2016	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R3 Class - 06-995
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,979,632	$3,880,130	286,918
Receivables: investments sold	54,447
Payables: investments purchased	-
Net assets	$4,034,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,161,299	2,084,682	$1.52
Band 100	246,845	156,369	1.58
Band 75	-	-	1.64
Band 50	-	-	1.71
Band 25	-	-	1.78
Band 0	625,935	337,732	1.85
Total	$4,034,079	2,578,783

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$94,288
Mortality & expense charges	(45,587)
Net investment income (loss)	48,701

Gain (loss) on investments:
Net realized gain (loss)	222,893
Realized gain distributions	48,764
Net change in unrealized appreciation (depreciation)	34,140
Net gain (loss)	305,797

Increase (decrease) in net assets from operations	$354,498

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,701	$65,219
Net realized gain (loss)	222,893	40,207
Realized gain distributions	48,764	26,979
Net change in unrealized appreciation (depreciation)	34,140	91,382

Increase (decrease) in net assets from operations	354,498	223,787

Contract owner transactions:
Proceeds from units sold	10,238,461	1,588,767
Cost of units redeemed	(10,414,372)	(9,724,769)
Account charges	(13,503)	(7,197)
Increase (decrease)	(189,414)	(8,143,199)
Net increase (decrease)	165,084	(7,919,412)
Net assets, beginning	3,868,995	11,788,407
Net assets, ending	$4,034,079	$3,868,995

Units sold	6,475,276	1,280,453
Units redeemed	(6,495,390)	(6,858,274)
Net increase (decrease)	(20,114)	(5,577,821)
Units outstanding, beginning	2,598,897	8,176,718
Units outstanding, ending	2,578,783	2,598,897

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$88,931,039
Cost of units redeemed/account charges	(86,817,610)
Net investment income (loss)	1,110,458
Net realized gain (loss)	429,095
Realized gain distributions	281,595
Net change in unrealized appreciation (depreciation)	99,502
Net assets	$4,034,079

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.52	2,085	$3,161	1.25%	5.8%	12/31/2020	$1.58	156	$247	1.00%	6.1%	12/31/2020	$1.64	0	$0	0.75%	6.4%
12/31/2019	1.43	1,903	2,727	1.25%	3.9%	12/31/2019	1.49	254	378	1.00%	4.1%	12/31/2019	1.54	0	0	0.75%	4.4%
12/31/2018	1.38	6,060	8,362	1.25%	-0.4%	12/31/2018	1.43	253	361	1.00%	-0.2%	12/31/2018	1.48	0	0	0.75%	0.1%
12/31/2017	1.39	4,128	5,720	1.25%	0.9%	12/31/2017	1.43	294	422	1.00%	1.1%	12/31/2017	1.48	0	0	0.75%	1.4%
12/31/2016	1.37	3,829	5,259	1.25%	1.7%	12/31/2016	1.42	425	602	1.00%	2.0%	12/31/2016	1.46	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	0.50%	6.6%	12/31/2020	$1.78	0	$0	0.25%	6.9%	12/31/2020	$1.85	338	$626	0.00%	7.2%
12/31/2019	1.60	0	0	0.50%	4.6%	12/31/2019	1.67	0	0	0.25%	4.9%	12/31/2019	1.73	441	763	0.00%	5.2%
12/31/2018	1.53	0	0	0.50%	0.3%	12/31/2018	1.59	0	0	0.25%	0.6%	12/31/2018	1.64	1,864	3,065	0.00%	0.8%
12/31/2017	1.53	0	0	0.50%	1.6%	12/31/2017	1.58	0	0	0.25%	1.9%	12/31/2017	1.63	346	565	0.00%	2.2%
12/31/2016	1.50	0	0	0.50%	2.5%	12/31/2016	1.55	0	0	0.25%	2.7%	12/31/2016	1.60	214	342	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.5%
2018	1.8%
2017	1.8%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R5 Class - 06-953
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,123,419	$11,821,024	911,626
Receivables: investments sold	684,928
Payables: investments purchased	-
Net assets	$12,808,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,808,347	11,337,048	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$12,808,347	11,337,048

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$295,930
Mortality & expense charges	(170,413)
Net investment income (loss)	125,517

Gain (loss) on investments:
Net realized gain (loss)	313,407
Realized gain distributions	148,862
Net change in unrealized appreciation (depreciation)	190,660
Net gain (loss)	652,929

Increase (decrease) in net assets from operations	$778,446

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$125,517	$146,211
Net realized gain (loss)	313,407	43,388
Realized gain distributions	148,862	84,882
Net change in unrealized appreciation (depreciation)	190,660	120,469

Increase (decrease) in net assets from operations	778,446	394,950

Contract owner transactions:
Proceeds from units sold	17,930,321	7,088,368
Cost of units redeemed	(17,613,324)	(13,693,408)
Account charges	(77,589)	(45,355)
Increase (decrease)	239,408	(6,650,395)
Net increase (decrease)	1,017,854	(6,255,445)
Net assets, beginning	11,790,493	18,045,938
Net assets, ending	$12,808,347	$11,790,493

Units sold	16,664,662	6,758,337
Units redeemed	(16,428,529)	(13,388,683)
Net increase (decrease)	236,133	(6,630,346)
Units outstanding, beginning	11,100,915	17,731,261
Units outstanding, ending	11,337,048	11,100,915

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$76,459,482
Cost of units redeemed/account charges	(65,105,529)
Net investment income (loss)	633,983
Net realized gain (loss)	284,272
Realized gain distributions	233,744
Net change in unrealized appreciation (depreciation)	302,395
Net assets	$12,808,347

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	11,337	$12,808	1.25%	6.4%	12/31/2020	$1.15	0	$0	1.00%	6.6%	12/31/2020	$1.16	0	$0	0.75%	6.9%
12/31/2019	1.06	11,101	11,790	1.25%	4.4%	12/31/2019	1.08	0	0	1.00%	4.6%	12/31/2019	1.09	0	0	0.75%	4.9%
12/31/2018	1.02	17,731	18,046	1.25%	-0.1%	12/31/2018	1.03	0	0	1.00%	0.1%	12/31/2018	1.04	0	0	0.75%	0.4%
12/31/2017	1.02	11,249	11,462	1.25%	1.3%	12/31/2017	1.03	0	0	1.00%	1.6%	12/31/2017	1.03	0	0	0.75%	1.8%
12/31/2016	1.01	6,293	6,330	1.25%	2.0%	12/31/2016	1.01	0	0	1.00%	2.2%	12/31/2016	1.02	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	7.2%	12/31/2020	$1.20	0	$0	0.25%	7.4%	12/31/2020	$1.22	0	$0	0.00%	7.7%
12/31/2019	1.10	0	0	0.50%	5.1%	12/31/2019	1.12	0	0	0.25%	5.4%	12/31/2019	1.13	0	0	0.00%	5.7%
12/31/2018	1.05	0	0	0.50%	0.6%	12/31/2018	1.06	0	0	0.25%	0.9%	12/31/2018	1.07	0	0	0.00%	1.1%
12/31/2017	1.04	0	0	0.50%	2.1%	12/31/2017	1.05	0	0	0.25%	2.3%	12/31/2017	1.06	0	0	0.00%	2.6%
12/31/2016	1.02	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	3.0%	12/31/2016	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.8%
2018	2.1%
2017	2.3%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R6 Class - 06-GPF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$335	$278	11
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$335	270	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$335	270

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1
Mortality & expense charges	-
Net investment income (loss)	1

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	57
Net gain (loss)	68

Increase (decrease) in net assets from operations	$69

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$-
Net realized gain (loss)	3	-
Realized gain distributions	8	-
Net change in unrealized appreciation (depreciation)	57	-

Increase (decrease) in net assets from operations	69	-

Contract owner transactions:
Proceeds from units sold	282	-
Cost of units redeemed	(14)	-
Account charges	(2)	-
Increase (decrease)	266	-
Net increase (decrease)	335	-
Net assets, beginning	-	-
Net assets, ending	$335	$-

Units sold	286	-
Units redeemed	(16)	-
Net increase (decrease)	270	-
Units outstanding, beginning	-	-
Units outstanding, ending	270	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$282
Cost of units redeemed/account charges	(16)
Net investment income (loss)	1
Net realized gain (loss)	3
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	57
Net assets	$335

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	1.25%	21.0%	12/31/2020	$1.25	0	$0	1.00%	21.3%	12/31/2020	$1.26	0	$0	0.75%	21.6%
12/31/2019	1.03	0	0	1.25%	27.7%	12/31/2019	1.03	0	0	1.00%	28.0%	12/31/2019	1.04	0	0	0.75%	28.3%
12/31/2018	0.80	0	0	1.25%	-20.7%	12/31/2018	0.81	0	0	1.00%	-20.5%	12/31/2018	0.81	0	0	0.75%	-20.3%
12/31/2017	1.01	0	0	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	21.9%	12/31/2020	$1.28	0	$0	0.25%	22.2%	12/31/2020	$1.29	0	$0	0.00%	22.5%
12/31/2019	1.04	0	0	0.50%	28.6%	12/31/2019	1.05	0	0	0.25%	29.0%	12/31/2019	1.05	0	0	0.00%	29.3%
12/31/2018	0.81	0	0	0.50%	-20.1%	12/31/2018	0.81	0	0	0.25%	-19.9%	12/31/2018	0.81	0	0	0.00%	-19.7%
12/31/2017	1.01	0	0	0.50%	1.4%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R6 Class - 06-GCV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,962,880	$10,699,405	799,105
Receivables: investments sold	288,528
Payables: investments purchased	-
Net assets	$11,251,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,251,408	10,085,739	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$11,251,408	10,085,739

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$213,320
Mortality & expense charges	(121,608)
Net investment income (loss)	91,712

Gain (loss) on investments:
Net realized gain (loss)	207,321
Realized gain distributions	124,358
Net change in unrealized appreciation (depreciation)	228,032
Net gain (loss)	559,711

Increase (decrease) in net assets from operations	$651,423

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$91,712	$65,189
Net realized gain (loss)	207,321	21,904
Realized gain distributions	124,358	42,953
Net change in unrealized appreciation (depreciation)	228,032	24,933

Increase (decrease) in net assets from operations	651,423	154,979

Contract owner transactions:
Proceeds from units sold	12,234,588	5,764,731
Cost of units redeemed	(8,658,020)	(2,411,672)
Account charges	(34,622)	(16,427)
Increase (decrease)	3,541,946	3,336,632
Net increase (decrease)	4,193,369	3,491,611
Net assets, beginning	7,058,039	3,566,428
Net assets, ending	$11,251,408	$7,058,039

Units sold	12,077,383	5,726,551
Units redeemed	(8,725,508)	(2,546,393)
Net increase (decrease)	3,351,875	3,180,158
Units outstanding, beginning	6,733,864	3,553,706
Units outstanding, ending	10,085,739	6,733,864

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,709,701
Cost of units redeemed/account charges	(12,291,419)
Net investment income (loss)	183,411
Net realized gain (loss)	218,929
Realized gain distributions	167,311
Net change in unrealized appreciation (depreciation)	263,475
Net assets	$11,251,408

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	10,086	$11,251	1.25%	6.4%	12/31/2020	$1.13	0	$0	1.00%	6.7%	12/31/2020	$1.14	0	$0	0.75%	7.0%
12/31/2019	1.05	6,734	7,058	1.25%	4.4%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.06	0	0	0.75%	5.0%
12/31/2018	1.00	3,554	3,566	1.25%	0.1%	12/31/2018	1.01	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	457	458	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	0.50%	7.2%	12/31/2020	$1.16	0	$0	0.25%	7.5%	12/31/2020	$1.17	0	$0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	5.2%	12/31/2019	1.07	0	0	0.25%	5.5%	12/31/2019	1.08	0	0	0.00%	5.8%
12/31/2018	1.02	0	0	0.50%	0.9%	12/31/2018	1.02	0	0	0.25%	1.1%	12/31/2018	1.02	0	0	0.00%	1.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.3%
2018	2.3%
2017	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R6 Class - 06-39W (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.08	0	$0	1.25%	-1.6%	12/31/2020	$1.09	0	$0	1.00%	-1.3%	12/31/2020	$1.10	0	$0	0.75%	-1.1%
12/31/2019	1.10	0	0	1.25%	16.8%	12/31/2019	1.11	0	0	1.00%	17.1%	12/31/2019	1.11	0	0	0.75%	17.3%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	-0.8%	12/31/2020	$1.11	0	$0	0.25%	-0.6%	12/31/2020	$1.12	0	$0	0.00%	-0.3%
12/31/2019	1.11	0	0	0.50%	17.6%	12/31/2019	1.12	0	0	0.25%	17.9%	12/31/2019	1.12	0	0	0.00%	18.2%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$514,884	$514,641	38,805
Receivables: investments sold	3,559
Payables: investments purchased	-
Net assets	$518,443

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$514,938	423,141	$1.22
Band 100	3,505	2,767	1.27
Band 75	-	-	1.32
Band 50	-	-	1.37
Band 25	-	-	1.43
Band 0	-	-	1.49
Total	$518,443	425,908

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,532
Mortality & expense charges	(3,714)
Net investment income (loss)	(182)

Gain (loss) on investments:
Net realized gain (loss)	3,372
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,509
Net gain (loss)	4,881

Increase (decrease) in net assets from operations	$4,699

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(182)	$848
Net realized gain (loss)	3,372	(460)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,509	4,281

Increase (decrease) in net assets from operations	4,699	4,669

Contract owner transactions:
Proceeds from units sold	488,655	17,191
Cost of units redeemed	(183,789)	(31,426)
Account charges	(45)	(34)
Increase (decrease)	304,821	(14,269)
Net increase (decrease)	309,520	(9,600)
Net assets, beginning	208,923	218,523
Net assets, ending	$518,443	$208,923

Units sold	401,151	14,570
Units redeemed	(150,667)	(26,773)
Net increase (decrease)	250,484	(12,203)
Units outstanding, beginning	175,424	187,627
Units outstanding, ending	425,908	175,424

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,143,475
Cost of units redeemed/account charges	(1,668,155)
Net investment income (loss)	35,026
Net realized gain (loss)	5,657
Realized gain distributions	2,197
Net change in unrealized appreciation (depreciation)	243
Net assets	$518,443

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	423	$515	1.25%	2.4%	12/31/2020	$1.27	3	$4	1.00%	2.6%	12/31/2020	$1.32	0	$0	0.75%	2.9%
12/31/2019	1.19	166	198	1.25%	2.2%	12/31/2019	1.23	9	11	1.00%	2.5%	12/31/2019	1.28	0	0	0.75%	2.7%
12/31/2018	1.16	178	207	1.25%	-0.5%	12/31/2018	1.20	9	11	1.00%	-0.3%	12/31/2018	1.25	0	0	0.75%	0.0%
12/31/2017	1.17	181	211	1.25%	-0.7%	12/31/2017	1.21	9	11	1.00%	-0.4%	12/31/2017	1.25	0	0	0.75%	-0.2%
12/31/2016	1.18	190	224	1.25%	-0.3%	12/31/2016	1.21	67	81	1.00%	-0.1%	12/31/2016	1.25	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	3.2%	12/31/2020	$1.43	0	$0	0.25%	3.4%	12/31/2020	$1.49	0	$0	0.00%	3.7%
12/31/2019	1.33	0	0	0.50%	3.0%	12/31/2019	1.38	0	0	0.25%	3.3%	12/31/2019	1.43	0	0	0.00%	3.5%
12/31/2018	1.29	0	0	0.50%	0.2%	12/31/2018	1.34	0	0	0.25%	0.5%	12/31/2018	1.39	0	0	0.00%	0.7%
12/31/2017	1.29	0	0	0.50%	0.1%	12/31/2017	1.33	0	0	0.25%	0.3%	12/31/2017	1.38	0	0	0.00%	0.6%
12/31/2016	1.29	0	0	0.50%	0.4%	12/31/2016	1.33	0	0	0.25%	0.7%	12/31/2016	1.37	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.7%
2018	1.6%
2017	1.5%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Developing World R6 Class - 06-4GW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	20.1%	12/31/2020	$1.20	0	$0	1.00%	20.3%	12/31/2020	$1.21	0	$0	0.75%	20.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	0.50%	20.9%	12/31/2020	$1.21	0	$0	0.25%	21.2%	12/31/2020	$1.21	0	$0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Intl Growth R6 Class - 06-4GX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.30
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	1.25%	29.2%	12/31/2020	$1.30	0	$0	1.00%	29.5%	12/31/2020	$1.30	0	$0	0.75%	29.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	30.1%	12/31/2020	$1.30	0	$0	0.25%	30.4%	12/31/2020	$1.31	0	$0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Index Fund Retirement Class - 06-434
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,558,337	$5,506,701	468,041
Receivables: investments sold	-
Payables: investments purchased	(129,060)
Net assets	$5,429,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,336,137	4,223,896	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	93,140	64,580	1.44
Total	$5,429,277	4,288,476

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$97,040
Mortality & expense charges	(60,693)
Net investment income (loss)	36,347

Gain (loss) on investments:
Net realized gain (loss)	165,891
Realized gain distributions	40,129
Net change in unrealized appreciation (depreciation)	4,811
Net gain (loss)	210,831

Increase (decrease) in net assets from operations	$247,178

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,347	$23,178
Net realized gain (loss)	165,891	(1,935)
Realized gain distributions	40,129	-
Net change in unrealized appreciation (depreciation)	4,811	106,450

Increase (decrease) in net assets from operations	247,178	127,693

Contract owner transactions:
Proceeds from units sold	7,663,691	1,166,189
Cost of units redeemed	(4,391,336)	(2,031,055)
Account charges	(8,198)	(1,981)
Increase (decrease)	3,264,157	(866,847)
Net increase (decrease)	3,511,335	(739,154)
Net assets, beginning	1,917,942	2,657,096
Net assets, ending	$5,429,277	$1,917,942

Units sold	6,236,976	1,010,493
Units redeemed	(3,550,150)	(1,783,759)
Net increase (decrease)	2,686,826	(773,266)
Units outstanding, beginning	1,601,650	2,374,916
Units outstanding, ending	4,288,476	1,601,650

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$23,388,249
Cost of units redeemed/account charges	(18,309,773)
Net investment income (loss)	215,931
Net realized gain (loss)	33,417
Realized gain distributions	49,817
Net change in unrealized appreciation (depreciation)	51,636
Net assets	$5,429,277

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	4,224	$5,336	1.25%	6.0%	12/31/2020	$1.30	0	$0	1.00%	6.3%	12/31/2020	$1.33	0	$0	0.75%	6.5%
12/31/2019	1.19	1,543	1,839	1.25%	6.8%	12/31/2019	1.22	0	0	1.00%	7.0%	12/31/2019	1.25	0	0	0.75%	7.3%
12/31/2018	1.12	2,326	2,596	1.25%	-1.6%	12/31/2018	1.14	0	0	1.00%	-1.4%	12/31/2018	1.17	0	0	0.75%	-1.1%
12/31/2017	1.13	4,323	4,904	1.25%	1.9%	12/31/2017	1.16	0	0	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%
12/31/2016	1.11	3,445	3,835	1.25%	0.9%	12/31/2016	1.13	0	0	1.00%	1.1%	12/31/2016	1.15	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	0	$0	0.50%	6.8%	12/31/2020	$1.40	0	$0	0.25%	7.1%	12/31/2020	$1.44	65	$93	0.00%	7.3%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	59	79	0.00%	8.1%
12/31/2018	1.19	0	0	0.50%	-0.9%	12/31/2018	1.22	0	0	0.25%	-0.6%	12/31/2018	1.24	49	61	0.00%	-0.4%
12/31/2017	1.20	0	0	0.50%	2.6%	12/31/2017	1.22	0	0	0.25%	2.9%	12/31/2017	1.25	36	45	0.00%	3.2%
12/31/2016	1.17	0	0	0.50%	1.6%	12/31/2016	1.19	0	0	0.25%	1.9%	12/31/2016	1.21	25	31	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.0%
2018	2.7%
2017	2.1%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,250,943	$1,062,322	93,989
Receivables: investments sold	-
Payables: investments purchased	(6,520)
Net assets	$1,244,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,244,423	821,919	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$1,244,423	821,919

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,592
Mortality & expense charges	(13,393)
Net investment income (loss)	9,199

Gain (loss) on investments:
Net realized gain (loss)	(22,405)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	169,226
Net gain (loss)	146,821

Increase (decrease) in net assets from operations	$156,020

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,199	$14,244
Net realized gain (loss)	(22,405)	(29,429)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	169,226	199,937

Increase (decrease) in net assets from operations	156,020	184,752

Contract owner transactions:
Proceeds from units sold	225,638	388,845
Cost of units redeemed	(283,649)	(767,191)
Account charges	(1,612)	(2,793)
Increase (decrease)	(59,623)	(381,139)
Net increase (decrease)	96,397	(196,387)
Net assets, beginning	1,148,026	1,344,413
Net assets, ending	$1,244,423	$1,148,026

Units sold	185,023	318,067
Units redeemed	(242,367)	(641,578)
Net increase (decrease)	(57,344)	(323,511)
Units outstanding, beginning	879,263	1,202,774
Units outstanding, ending	821,919	879,263

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,408,196
Cost of units redeemed/account charges	(5,582,869)
Net investment income (loss)	67,108
Net realized gain (loss)	163,367
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	188,621
Net assets	$1,244,423

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	822	$1,244	1.25%	16.0%	12/31/2020	$1.54	0	$0	1.00%	16.3%	12/31/2020	$1.57	0	$0	0.75%	16.5%
12/31/2019	1.31	879	1,148	1.25%	16.8%	12/31/2019	1.33	0	0	1.00%	17.1%	12/31/2019	1.35	0	0	0.75%	17.4%
12/31/2018	1.12	1,203	1,344	1.25%	-15.9%	12/31/2018	1.13	0	0	1.00%	-15.6%	12/31/2018	1.15	0	0	0.75%	-15.4%
12/31/2017	1.33	1,995	2,650	1.25%	35.5%	12/31/2017	1.34	0	0	1.00%	35.8%	12/31/2017	1.36	0	0	0.75%	36.2%
12/31/2016	0.98	1,706	1,673	1.25%	9.4%	12/31/2016	0.99	0	0	1.00%	9.6%	12/31/2016	1.00	0	0	0.75%	9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.60	0	$0	0.50%	16.8%	12/31/2020	$1.63	0	$0	0.25%	17.1%	12/31/2020	$1.66	0	$0	0.00%	17.4%
12/31/2019	1.37	0	0	0.50%	17.7%	12/31/2019	1.39	0	0	0.25%	18.0%	12/31/2019	1.42	0	0	0.00%	18.3%
12/31/2018	1.17	0	0	0.50%	-15.2%	12/31/2018	1.18	0	0	0.25%	-15.0%	12/31/2018	1.20	0	0	0.00%	-14.8%
12/31/2017	1.37	0	0	0.50%	36.5%	12/31/2017	1.39	0	0	0.25%	36.8%	12/31/2017	1.41	0	0	0.00%	37.2%
12/31/2016	1.01	0	0	0.50%	10.2%	12/31/2016	1.02	0	0	0.25%	10.5%	12/31/2016	1.02	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	1.5%
2017	2.1%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Growth & Income Fund Retirement Class - 06-433
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,584,353	$1,322,249	97,258
Receivables: investments sold	55,425
Payables: investments purchased	-
Net assets	$1,639,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,639,778	460,791	$3.56
Band 100	-	-	3.66
Band 75	-	-	3.76
Band 50	-	-	3.87
Band 25	-	-	3.97
Band 0	-	-	4.09
Total	$1,639,778	460,791

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,307
Mortality & expense charges	(16,653)
Net investment income (loss)	(3,346)

Gain (loss) on investments:
Net realized gain (loss)	46,001
Realized gain distributions	91,207
Net change in unrealized appreciation (depreciation)	130,112
Net gain (loss)	267,320

Increase (decrease) in net assets from operations	$263,974

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,346)	$(186)
Net realized gain (loss)	46,001	19,908
Realized gain distributions	91,207	63,338
Net change in unrealized appreciation (depreciation)	130,112	207,108

Increase (decrease) in net assets from operations	263,974	290,168

Contract owner transactions:
Proceeds from units sold	389,862	247,108
Cost of units redeemed	(343,346)	(293,929)
Account charges	(301)	(192)
Increase (decrease)	46,215	(47,013)
Net increase (decrease)	310,189	243,155
Net assets, beginning	1,329,589	1,086,434
Net assets, ending	$1,639,778	$1,329,589

Units sold	128,241	89,225
Units redeemed	(110,919)	(110,655)
Net increase (decrease)	17,322	(21,430)
Units outstanding, beginning	443,469	464,899
Units outstanding, ending	460,791	443,469

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,500,859
Cost of units redeemed/account charges	(8,274,877)
Net investment income (loss)	(64,519)
Net realized gain (loss)	1,069,110
Realized gain distributions	1,147,101
Net change in unrealized appreciation (depreciation)	262,104
Net assets	$1,639,778

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.56	461	$1,640	1.25%	18.7%	12/31/2020	$3.66	0	$0	1.00%	19.0%	12/31/2020	$3.76	0	$0	0.75%	19.3%
12/31/2019	3.00	443	1,330	1.25%	28.3%	12/31/2019	3.07	0	0	1.00%	28.6%	12/31/2019	3.15	0	0	0.75%	28.9%
12/31/2018	2.34	465	1,086	1.25%	-8.5%	12/31/2018	2.39	0	0	1.00%	-8.3%	12/31/2018	2.44	0	0	0.75%	-8.1%
12/31/2017	2.55	1,245	3,181	1.25%	22.2%	12/31/2017	2.61	0	0	1.00%	22.6%	12/31/2017	2.66	0	0	0.75%	22.9%
12/31/2016	2.09	1,636	3,419	1.25%	6.9%	12/31/2016	2.13	0	0	1.00%	7.2%	12/31/2016	2.16	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.87	0	$0	0.50%	19.6%	12/31/2020	$3.97	0	$0	0.25%	19.9%	12/31/2020	$4.09	0	$0	0.00%	20.2%
12/31/2019	3.23	0	0	0.50%	29.3%	12/31/2019	3.31	0	0	0.25%	29.6%	12/31/2019	3.40	0	0	0.00%	29.9%
12/31/2018	2.50	0	0	0.50%	-7.8%	12/31/2018	2.56	0	0	0.25%	-7.6%	12/31/2018	2.62	0	0	0.00%	-7.4%
12/31/2017	2.71	0	0	0.50%	23.2%	12/31/2017	2.77	0	0	0.25%	23.5%	12/31/2017	2.82	0	0	0.00%	23.8%
12/31/2016	2.20	0	0	0.50%	7.7%	12/31/2016	2.24	0	0	0.25%	8.0%	12/31/2016	2.28	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.2%
2018	1.0%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF International Equity Index fund Retirement Class - 06-428
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,655,131	$7,722,275	400,469
Receivables: investments sold	35,056
Payables: investments purchased	-
Net assets	$8,690,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,612,545	5,327,439	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.71
Band 50	-	-	1.76
Band 25	-	-	1.81
Band 0	77,642	41,837	1.86
Total	$8,690,187	5,369,276

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$144,851
Mortality & expense charges	(94,953)
Net investment income (loss)	49,898

Gain (loss) on investments:
Net realized gain (loss)	(161,388)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	554,861
Net gain (loss)	393,473

Increase (decrease) in net assets from operations	$443,371

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49,898	$89,964
Net realized gain (loss)	(161,388)	37,146
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	554,861	886,262

Increase (decrease) in net assets from operations	443,371	1,013,372

Contract owner transactions:
Proceeds from units sold	6,022,521	1,826,502
Cost of units redeemed	(3,531,634)	(2,151,577)
Account charges	(14,121)	(6,779)
Increase (decrease)	2,476,766	(331,854)
Net increase (decrease)	2,920,137	681,518
Net assets, beginning	5,770,050	5,088,532
Net assets, ending	$8,690,187	$5,770,050

Units sold	4,247,932	1,304,548
Units redeemed	(2,675,536)	(1,528,625)
Net increase (decrease)	1,572,396	(224,077)
Units outstanding, beginning	3,796,880	4,020,957
Units outstanding, ending	5,369,276	3,796,880

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,252,599
Cost of units redeemed/account charges	(17,613,916)
Net investment income (loss)	605,479
Net realized gain (loss)	507,309
Realized gain distributions	5,860
Net change in unrealized appreciation (depreciation)	932,856
Net assets	$8,690,187

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	5,327	$8,613	1.25%	6.5%	12/31/2020	$1.66	0	$0	1.00%	6.8%	12/31/2020	$1.71	0	$0	0.75%	7.1%
12/31/2019	1.52	3,760	5,706	1.25%	20.0%	12/31/2019	1.56	0	0	1.00%	20.3%	12/31/2019	1.60	0	0	0.75%	20.6%
12/31/2018	1.26	3,989	5,044	1.25%	-14.6%	12/31/2018	1.29	0	0	1.00%	-14.4%	12/31/2018	1.32	0	0	0.75%	-14.2%
12/31/2017	1.48	5,563	8,237	1.25%	23.5%	12/31/2017	1.51	0	0	1.00%	23.8%	12/31/2017	1.54	0	0	0.75%	24.1%
12/31/2016	1.20	4,946	5,931	1.25%	-0.3%	12/31/2016	1.22	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	7.3%	12/31/2020	$1.81	0	$0	0.25%	7.6%	12/31/2020	$1.86	42	$78	0.00%	7.9%
12/31/2019	1.64	0	0	0.50%	20.9%	12/31/2019	1.68	0	0	0.25%	21.2%	12/31/2019	1.72	37	64	0.00%	21.6%
12/31/2018	1.35	0	0	0.50%	-14.0%	12/31/2018	1.38	0	0	0.25%	-13.8%	12/31/2018	1.42	31	45	0.00%	-13.5%
12/31/2017	1.57	0	0	0.50%	24.4%	12/31/2017	1.60	0	0	0.25%	24.7%	12/31/2017	1.64	26	43	0.00%	25.0%
12/31/2016	1.26	0	0	0.50%	0.5%	12/31/2016	1.29	0	0	0.25%	0.7%	12/31/2016	1.31	14	19	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	3.0%
2018	2.3%
2017	2.8%
2016	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,931,323	$14,349,644	478,701
Receivables: investments sold	-
Payables: investments purchased	(125,516)
Net assets	$23,805,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,805,807	4,845,390	$4.91
Band 100	-	-	5.05
Band 75	-	-	5.19
Band 50	-	-	5.34
Band 25	-	-	5.49
Band 0	-	-	5.64
Total	$23,805,807	4,845,390

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$114,294
Mortality & expense charges	(256,466)
Net investment income (loss)	(142,172)

Gain (loss) on investments:
Net realized gain (loss)	2,461,823
Realized gain distributions	278,404
Net change in unrealized appreciation (depreciation)	3,891,706
Net gain (loss)	6,631,933

Increase (decrease) in net assets from operations	$6,489,761

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(142,172)	$(57,993)
Net realized gain (loss)	2,461,823	1,041,897
Realized gain distributions	278,404	243,053
Net change in unrealized appreciation (depreciation)	3,891,706	3,768,263

Increase (decrease) in net assets from operations	6,489,761	4,995,220

Contract owner transactions:
Proceeds from units sold	6,481,441	4,359,429
Cost of units redeemed	(8,539,882)	(4,496,818)
Account charges	(6,432)	(8,739)
Increase (decrease)	(2,064,873)	(146,128)
Net increase (decrease)	4,424,888	4,849,092
Net assets, beginning	19,380,919	14,531,827
Net assets, ending	$23,805,807	$19,380,919

Units sold	1,627,080	1,366,722
Units redeemed	(2,160,436)	(1,402,777)
Net increase (decrease)	(533,356)	(36,055)
Units outstanding, beginning	5,378,746	5,414,801
Units outstanding, ending	4,845,390	5,378,746

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$46,825,168
Cost of units redeemed/account charges	(43,160,413)
Net investment income (loss)	(279,496)
Net realized gain (loss)	9,536,335
Realized gain distributions	1,302,534
Net change in unrealized appreciation (depreciation)	9,581,679
Net assets	$23,805,807

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.91	4,845	$23,806	1.25%	36.4%	12/31/2020	$5.05	0	$0	1.00%	36.7%	12/31/2020	$5.19	0	$0	0.75%	37.0%
12/31/2019	3.60	5,379	19,381	1.25%	34.3%	12/31/2019	3.69	0	0	1.00%	34.6%	12/31/2019	3.79	0	0	0.75%	34.9%
12/31/2018	2.68	5,415	14,532	1.25%	-3.0%	12/31/2018	2.75	0	0	1.00%	-2.8%	12/31/2018	2.81	0	0	0.75%	-2.5%
12/31/2017	2.77	8,163	22,593	1.25%	28.2%	12/31/2017	2.82	0	0	1.00%	28.5%	12/31/2017	2.88	0	0	0.75%	28.8%
12/31/2016	2.16	7,586	16,380	1.25%	5.4%	12/31/2016	2.20	0	0	1.00%	5.7%	12/31/2016	2.24	0	0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.34	0	$0	0.50%	37.4%	12/31/2020	$5.49	0	$0	0.25%	37.7%	12/31/2020	$5.64	0	$0	0.00%	38.1%
12/31/2019	3.88	0	0	0.50%	35.3%	12/31/2019	3.98	0	0	0.25%	35.6%	12/31/2019	4.08	0	0	0.00%	36.0%
12/31/2018	2.87	0	0	0.50%	-2.3%	12/31/2018	2.94	0	0	0.25%	-2.1%	12/31/2018	3.00	0	0	0.00%	-1.8%
12/31/2017	2.94	0	0	0.50%	29.1%	12/31/2017	3.00	0	0	0.25%	29.5%	12/31/2017	3.06	0	0	0.00%	29.8%
12/31/2016	2.28	0	0	0.50%	6.2%	12/31/2016	2.32	0	0	0.25%	6.5%	12/31/2016	2.36	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.9%
2018	0.9%
2017	1.1%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,724,681	$5,315,156	276,445
Receivables: investments sold	25,382
Payables: investments purchased	-
Net assets	$5,750,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,750,063	2,149,197	$2.68
Band 100	-	-	2.75
Band 75	-	-	2.83
Band 50	-	-	2.91
Band 25	-	-	2.99
Band 0	-	-	3.07
Total	$5,750,063	2,149,197

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$112,644
Mortality & expense charges	(64,088)
Net investment income (loss)	48,556

Gain (loss) on investments:
Net realized gain (loss)	(46,020)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	56,740
Net gain (loss)	10,720

Increase (decrease) in net assets from operations	$59,276

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,556	$256,499
Net realized gain (loss)	(46,020)	1,507,261
Realized gain distributions	-	839,518
Net change in unrealized appreciation (depreciation)	56,740	1,647,659

Increase (decrease) in net assets from operations	59,276	4,250,937

Contract owner transactions:
Proceeds from units sold	1,414,582	2,279,711
Cost of units redeemed	(1,512,738)	(19,321,551)
Account charges	(3,866)	(4,193)
Increase (decrease)	(102,022)	(17,046,033)
Net increase (decrease)	(42,746)	(12,795,096)
Net assets, beginning	5,792,809	18,587,905
Net assets, ending	$5,750,063	$5,792,809

Units sold	606,570	1,038,427
Units redeemed	(651,670)	(7,612,026)
Net increase (decrease)	(45,100)	(6,573,599)
Units outstanding, beginning	2,194,297	8,767,896
Units outstanding, ending	2,149,197	2,194,297

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$43,479,854
Cost of units redeemed/account charges	(44,918,333)
Net investment income (loss)	874,691
Net realized gain (loss)	3,721,196
Realized gain distributions	2,183,130
Net change in unrealized appreciation (depreciation)	409,525
Net assets	$5,750,063

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.68	2,149	$5,750	1.25%	1.3%	12/31/2020	$2.75	0	$0	1.00%	1.6%	12/31/2020	$2.83	0	$0	0.75%	1.9%
12/31/2019	2.64	2,194	5,793	1.25%	24.5%	12/31/2019	2.71	0	0	1.00%	24.8%	12/31/2019	2.78	0	0	0.75%	25.1%
12/31/2018	2.12	8,768	18,588	1.25%	-9.7%	12/31/2018	2.17	0	0	1.00%	-9.4%	12/31/2018	2.22	0	0	0.75%	-9.2%
12/31/2017	2.35	10,345	24,281	1.25%	11.9%	12/31/2017	2.39	0	0	1.00%	12.2%	12/31/2017	2.44	0	0	0.75%	12.5%
12/31/2016	2.10	4,299	9,016	1.25%	15.5%	12/31/2016	2.13	0	0	1.00%	15.8%	12/31/2016	2.17	0	0	0.75%	16.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	0	$0	0.50%	2.1%	12/31/2020	$2.99	0	$0	0.25%	2.4%	12/31/2020	$3.07	0	$0	0.00%	2.6%
12/31/2019	2.85	0	0	0.50%	25.5%	12/31/2019	2.92	0	0	0.25%	25.8%	12/31/2019	2.99	0	0	0.00%	26.1%
12/31/2018	2.27	0	0	0.50%	-9.0%	12/31/2018	2.32	0	0	0.25%	-8.8%	12/31/2018	2.37	0	0	0.00%	-8.5%
12/31/2017	2.49	0	0	0.50%	12.7%	12/31/2017	2.54	0	0	0.25%	13.0%	12/31/2017	2.59	0	0	0.00%	13.3%
12/31/2016	2.21	0	0	0.50%	16.4%	12/31/2016	2.25	0	0	0.25%	16.7%	12/31/2016	2.29	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	4.1%
2018	2.1%
2017	3.1%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,790,959	$6,845,694	449,845
Receivables: investments sold	18,360
Payables: investments purchased	-
Net assets	$7,809,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,432,473	5,218,649	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	376,846	242,099	1.56
Total	$7,809,319	5,460,748

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$117,691
Mortality & expense charges	(84,408)
Net investment income (loss)	33,283

Gain (loss) on investments:
Net realized gain (loss)	449,678
Realized gain distributions	46,494
Net change in unrealized appreciation (depreciation)	280,767
Net gain (loss)	776,939

Increase (decrease) in net assets from operations	$810,222

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$33,283	$68,724
Net realized gain (loss)	449,678	93,670
Realized gain distributions	46,494	9,427
Net change in unrealized appreciation (depreciation)	280,767	760,461

Increase (decrease) in net assets from operations	810,222	932,282

Contract owner transactions:
Proceeds from units sold	2,995,044	1,892,364
Cost of units redeemed	(3,538,025)	(1,510,136)
Account charges	(7,203)	(6,894)
Increase (decrease)	(550,184)	375,334
Net increase (decrease)	260,038	1,307,616
Net assets, beginning	7,549,281	6,241,665
Net assets, ending	$7,809,319	$7,549,281

Units sold	2,290,814	1,541,899
Units redeemed	(2,618,332)	(1,216,618)
Net increase (decrease)	(327,518)	325,281
Units outstanding, beginning	5,788,266	5,462,985
Units outstanding, ending	5,460,748	5,788,266

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$30,395,855
Cost of units redeemed/account charges	(25,604,209)
Net investment income (loss)	338,846
Net realized gain (loss)	1,554,881
Realized gain distributions	178,681
Net change in unrealized appreciation (depreciation)	945,265
Net assets	$7,809,319

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	5,219	$7,432	1.25%	10.2%	12/31/2020	$1.45	0	$0	1.00%	10.5%	12/31/2020	$1.48	0	$0	0.75%	10.8%
12/31/2019	1.29	5,102	6,592	1.25%	13.9%	12/31/2019	1.31	0	0	1.00%	14.2%	12/31/2019	1.33	0	0	0.75%	14.5%
12/31/2018	1.13	4,858	5,510	1.25%	-4.4%	12/31/2018	1.15	0	0	1.00%	-4.1%	12/31/2018	1.16	0	0	0.75%	-3.9%
12/31/2017	1.19	8,910	10,567	1.25%	9.5%	12/31/2017	1.20	0	0	1.00%	9.7%	12/31/2017	1.21	0	0	0.75%	10.0%
12/31/2016	1.08	9,927	10,756	1.25%	4.2%	12/31/2016	1.09	0	0	1.00%	4.5%	12/31/2016	1.10	0	0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	0	$0	0.50%	11.1%	12/31/2020	$1.53	0	$0	0.25%	11.3%	12/31/2020	$1.56	242	$377	0.00%	11.6%
12/31/2019	1.35	0	0	0.50%	14.8%	12/31/2019	1.37	0	0	0.25%	15.1%	12/31/2019	1.39	687	958	0.00%	15.3%
12/31/2018	1.18	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.4%	12/31/2018	1.21	605	732	0.00%	-3.1%
12/31/2017	1.22	0	0	0.50%	10.3%	12/31/2017	1.24	0	0	0.25%	10.5%	12/31/2017	1.25	559	697	0.00%	10.8%
12/31/2016	1.11	0	0	0.50%	5.0%	12/31/2016	1.12	0	0	0.25%	5.3%	12/31/2016	1.13	662	746	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.1%
2018	1.6%
2017	1.7%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,484,544	$12,194,794	793,312
Receivables: investments sold	9,267
Payables: investments purchased	-
Net assets	$14,493,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,881,591	9,477,507	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	612,220	382,462	1.60
Total	$14,493,811	9,859,969

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$225,497
Mortality & expense charges	(164,036)
Net investment income (loss)	61,461

Gain (loss) on investments:
Net realized gain (loss)	594,492
Realized gain distributions	125,356
Net change in unrealized appreciation (depreciation)	602,714
Net gain (loss)	1,322,562

Increase (decrease) in net assets from operations	$1,384,023

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$61,461	$138,760
Net realized gain (loss)	594,492	310,657
Realized gain distributions	125,356	31,330
Net change in unrealized appreciation (depreciation)	602,714	1,762,680

Increase (decrease) in net assets from operations	1,384,023	2,243,427

Contract owner transactions:
Proceeds from units sold	2,872,807	3,416,911
Cost of units redeemed	(5,894,036)	(4,425,245)
Account charges	(14,261)	(16,133)
Increase (decrease)	(3,035,490)	(1,024,467)
Net increase (decrease)	(1,651,467)	1,218,960
Net assets, beginning	16,145,278	14,926,318
Net assets, ending	$14,493,811	$16,145,278

Units sold	2,163,047	3,049,114
Units redeemed	(4,433,746)	(3,815,160)
Net increase (decrease)	(2,270,699)	(766,046)
Units outstanding, beginning	12,130,668	12,896,714
Units outstanding, ending	9,859,969	12,130,668

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$62,913,466
Cost of units redeemed/account charges	(55,043,618)
Net investment income (loss)	823,570
Net realized gain (loss)	3,044,851
Realized gain distributions	465,792
Net change in unrealized appreciation (depreciation)	2,289,750
Net assets	$14,493,811

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	9,478	$13,882	1.25%	10.9%	12/31/2020	$1.49	0	$0	1.00%	11.2%	12/31/2020	$1.52	0	$0	0.75%	11.4%
12/31/2019	1.32	10,983	14,508	1.25%	14.9%	12/31/2019	1.34	0	0	1.00%	15.2%	12/31/2019	1.36	0	0	0.75%	15.5%
12/31/2018	1.15	11,547	13,272	1.25%	-4.7%	12/31/2018	1.16	0	0	1.00%	-4.5%	12/31/2018	1.18	0	0	0.75%	-4.2%
12/31/2017	1.21	20,285	24,467	1.25%	10.6%	12/31/2017	1.22	0	0	1.00%	10.9%	12/31/2017	1.23	0	0	0.75%	11.1%
12/31/2016	1.09	21,336	23,272	1.25%	4.6%	12/31/2016	1.10	0	0	1.00%	4.8%	12/31/2016	1.11	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	11.7%	12/31/2020	$1.57	0	$0	0.25%	12.0%	12/31/2020	$1.60	382	$612	0.00%	12.3%
12/31/2019	1.38	0	0	0.50%	15.8%	12/31/2019	1.40	0	0	0.25%	16.1%	12/31/2019	1.43	1,148	1,637	0.00%	16.4%
12/31/2018	1.19	0	0	0.50%	-4.0%	12/31/2018	1.21	0	0	0.25%	-3.7%	12/31/2018	1.23	1,350	1,654	0.00%	-3.5%
12/31/2017	1.24	0	0	0.50%	11.4%	12/31/2017	1.26	0	0	0.25%	11.7%	12/31/2017	1.27	1,562	1,983	0.00%	12.0%
12/31/2016	1.12	0	0	0.50%	5.3%	12/31/2016	1.13	0	0	0.25%	5.6%	12/31/2016	1.13	1,690	1,917	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.0%
2018	1.6%
2017	1.7%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,842,777	$40,627,941	2,542,035
Receivables: investments sold	57,373
Payables: investments purchased	-
Net assets	$49,900,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,101,177	31,834,866	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	1,798,973	1,089,383	1.65
Total	$49,900,150	32,924,249

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$766,994
Mortality & expense charges	(585,611)
Net investment income (loss)	181,383

Gain (loss) on investments:
Net realized gain (loss)	2,257,272
Realized gain distributions	251,617
Net change in unrealized appreciation (depreciation)	2,485,798
Net gain (loss)	4,994,687

Increase (decrease) in net assets from operations	$5,176,070

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$181,383	$528,880
Net realized gain (loss)	2,257,272	636,826
Realized gain distributions	251,617	75,422
Net change in unrealized appreciation (depreciation)	2,485,798	6,925,537

Increase (decrease) in net assets from operations	5,176,070	8,166,665

Contract owner transactions:
Proceeds from units sold	6,580,648	14,912,137
Cost of units redeemed	(20,226,856)	(10,109,241)
Account charges	(46,067)	(47,393)
Increase (decrease)	(13,692,275)	4,755,503
Net increase (decrease)	(8,516,205)	12,922,168
Net assets, beginning	58,416,355	45,494,187
Net assets, ending	$49,900,150	$58,416,355

Units sold	4,975,774	12,001,638
Units redeemed	(14,729,607)	(7,927,753)
Net increase (decrease)	(9,753,833)	4,073,885
Units outstanding, beginning	42,678,082	38,604,197
Units outstanding, ending	32,924,249	42,678,082

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$157,262,280
Cost of units redeemed/account charges	(129,098,313)
Net investment income (loss)	2,482,681
Net realized gain (loss)	9,054,946
Realized gain distributions	983,720
Net change in unrealized appreciation (depreciation)	9,214,836
Net assets	$49,900,150

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	31,835	$48,101	1.25%	11.4%	12/31/2020	$1.54	0	$0	1.00%	11.7%	12/31/2020	$1.57	0	$0	0.75%	12.0%
12/31/2019	1.36	37,535	50,890	1.25%	16.1%	12/31/2019	1.38	0	0	1.00%	16.4%	12/31/2019	1.40	0	0	0.75%	16.7%
12/31/2018	1.17	33,073	38,611	1.25%	-5.2%	12/31/2018	1.18	0	0	1.00%	-4.9%	12/31/2018	1.20	0	0	0.75%	-4.7%
12/31/2017	1.23	51,803	63,775	1.25%	12.0%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.26	0	0	0.75%	12.5%
12/31/2016	1.10	54,561	59,992	1.25%	5.1%	12/31/2016	1.11	0	0	1.00%	5.4%	12/31/2016	1.12	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	12.3%	12/31/2020	$1.62	0	$0	0.25%	12.6%	12/31/2020	$1.65	1,089	$1,799	0.00%	12.8%
12/31/2019	1.42	0	0	0.50%	17.0%	12/31/2019	1.44	0	0	0.25%	17.3%	12/31/2019	1.46	5,143	7,526	0.00%	17.6%
12/31/2018	1.21	0	0	0.50%	-4.5%	12/31/2018	1.23	0	0	0.25%	-4.2%	12/31/2018	1.24	5,531	6,883	0.00%	-4.0%
12/31/2017	1.27	0	0	0.50%	12.8%	12/31/2017	1.28	0	0	0.25%	13.1%	12/31/2017	1.30	6,273	8,129	0.00%	13.4%
12/31/2016	1.13	0	0	0.50%	5.9%	12/31/2016	1.13	0	0	0.25%	6.1%	12/31/2016	1.14	6,192	7,078	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.2%
2018	1.6%
2017	1.7%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,909,586	$59,635,133	3,570,737
Receivables: investments sold	111,612
Payables: investments purchased	-
Net assets	$75,021,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,561,375	46,883,345	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	1,459,823	851,259	1.71
Total	$75,021,198	47,734,604

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,117,764
Mortality & expense charges	(824,930)
Net investment income (loss)	292,834

Gain (loss) on investments:
Net realized gain (loss)	3,268,373
Realized gain distributions	306,241
Net change in unrealized appreciation (depreciation)	4,212,363
Net gain (loss)	7,786,977

Increase (decrease) in net assets from operations	$8,079,811

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$292,834	$740,228
Net realized gain (loss)	3,268,373	1,185,600
Realized gain distributions	306,241	78,986
Net change in unrealized appreciation (depreciation)	4,212,363	10,719,123

Increase (decrease) in net assets from operations	8,079,811	12,723,937

Contract owner transactions:
Proceeds from units sold	12,240,620	17,644,039
Cost of units redeemed	(26,369,276)	(12,839,330)
Account charges	(66,845)	(71,016)
Increase (decrease)	(14,195,501)	4,733,693
Net increase (decrease)	(6,115,690)	17,457,630
Net assets, beginning	81,136,888	63,679,258
Net assets, ending	$75,021,198	$81,136,888

Units sold	8,683,482	13,904,082
Units redeemed	(18,464,684)	(9,596,271)
Net increase (decrease)	(9,781,202)	4,307,811
Units outstanding, beginning	57,515,806	53,207,995
Units outstanding, ending	47,734,604	57,515,806

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$165,822,423
Cost of units redeemed/account charges	(120,941,584)
Net investment income (loss)	3,001,020
Net realized gain (loss)	10,820,177
Realized gain distributions	1,044,709
Net change in unrealized appreciation (depreciation)	15,274,453
Net assets	$75,021,198

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	46,883	$73,561	1.25%	12.3%	12/31/2020	$1.60	0	$0	1.00%	12.6%	12/31/2020	$1.63	0	$0	0.75%	12.8%
12/31/2019	1.40	50,636	70,760	1.25%	17.8%	12/31/2019	1.42	0	0	1.00%	18.1%	12/31/2019	1.44	0	0	0.75%	18.4%
12/31/2018	1.19	46,119	54,714	1.25%	-5.8%	12/31/2018	1.20	0	0	1.00%	-5.6%	12/31/2018	1.22	0	0	0.75%	-5.4%
12/31/2017	1.26	57,702	72,700	1.25%	13.7%	12/31/2017	1.27	0	0	1.00%	13.9%	12/31/2017	1.29	0	0	0.75%	14.2%
12/31/2016	1.11	53,160	58,925	1.25%	5.7%	12/31/2016	1.12	0	0	1.00%	5.9%	12/31/2016	1.13	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.65	0	$0	0.50%	13.1%	12/31/2020	$1.68	0	$0	0.25%	13.4%	12/31/2020	$1.71	851	$1,460	0.00%	13.7%
12/31/2019	1.46	0	0	0.50%	18.7%	12/31/2019	1.49	0	0	0.25%	19.0%	12/31/2019	1.51	6,879	10,377	0.00%	19.3%
12/31/2018	1.23	0	0	0.50%	-5.1%	12/31/2018	1.25	0	0	0.25%	-4.9%	12/31/2018	1.26	7,089	8,965	0.00%	-4.6%
12/31/2017	1.30	0	0	0.50%	14.5%	12/31/2017	1.31	0	0	0.25%	14.8%	12/31/2017	1.33	6,816	9,040	0.00%	15.1%
12/31/2016	1.13	0	0	0.50%	6.5%	12/31/2016	1.14	0	0	0.25%	6.7%	12/31/2016	1.15	6,659	7,673	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.2%
2018	1.8%
2017	1.8%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,782,355	$54,735,018	3,118,051
Receivables: investments sold	124,357
Payables: investments purchased	-
Net assets	$69,906,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,141,347	41,204,206	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	2,765,365	1,552,802	1.78
Total	$69,906,712	42,757,008

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,032,371
Mortality & expense charges	(776,715)
Net investment income (loss)	255,656

Gain (loss) on investments:
Net realized gain (loss)	3,138,526
Realized gain distributions	246,068
Net change in unrealized appreciation (depreciation)	4,626,701
Net gain (loss)	8,011,295

Increase (decrease) in net assets from operations	$8,266,951

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$255,656	$736,039
Net realized gain (loss)	3,138,526	861,077
Realized gain distributions	246,068	76,294
Net change in unrealized appreciation (depreciation)	4,626,701	10,353,301

Increase (decrease) in net assets from operations	8,266,951	12,026,711

Contract owner transactions:
Proceeds from units sold	10,665,399	20,380,143
Cost of units redeemed	(24,258,480)	(10,003,775)
Account charges	(67,140)	(69,034)
Increase (decrease)	(13,660,221)	10,307,334
Net increase (decrease)	(5,393,270)	22,334,045
Net assets, beginning	75,299,982	52,965,937
Net assets, ending	$69,906,712	$75,299,982

Units sold	7,456,182	15,542,520
Units redeemed	(16,414,342)	(7,331,546)
Net increase (decrease)	(8,958,160)	8,210,974
Units outstanding, beginning	51,715,168	43,504,194
Units outstanding, ending	42,757,008	51,715,168

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$159,130,326
Cost of units redeemed/account charges	(118,956,961)
Net investment income (loss)	2,768,960
Net realized gain (loss)	10,999,964
Realized gain distributions	917,086
Net change in unrealized appreciation (depreciation)	15,047,337
Net assets	$69,906,712

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	41,204	$67,141	1.25%	13.1%	12/31/2020	$1.66	0	$0	1.00%	13.4%	12/31/2020	$1.69	0	$0	0.75%	13.7%
12/31/2019	1.44	44,742	64,457	1.25%	19.5%	12/31/2019	1.46	0	0	1.00%	19.8%	12/31/2019	1.49	0	0	0.75%	20.1%
12/31/2018	1.21	37,042	44,661	1.25%	-6.5%	12/31/2018	1.22	0	0	1.00%	-6.2%	12/31/2018	1.24	0	0	0.75%	-6.0%
12/31/2017	1.29	52,413	67,553	1.25%	15.3%	12/31/2017	1.30	0	0	1.00%	15.6%	12/31/2017	1.32	0	0	0.75%	15.9%
12/31/2016	1.12	47,649	53,267	1.25%	6.3%	12/31/2016	1.13	0	0	1.00%	6.6%	12/31/2016	1.14	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	0.50%	14.0%	12/31/2020	$1.75	0	$0	0.25%	14.2%	12/31/2020	$1.78	1,553	$2,765	0.00%	14.5%
12/31/2019	1.51	0	0	0.50%	20.4%	12/31/2019	1.53	0	0	0.25%	20.7%	12/31/2019	1.55	6,973	10,843	0.00%	21.0%
12/31/2018	1.25	0	0	0.50%	-5.7%	12/31/2018	1.27	0	0	0.25%	-5.5%	12/31/2018	1.29	6,462	8,305	0.00%	-5.3%
12/31/2017	1.33	0	0	0.50%	16.2%	12/31/2017	1.34	0	0	0.25%	16.4%	12/31/2017	1.36	5,609	7,610	0.00%	16.7%
12/31/2016	1.14	0	0	0.50%	7.1%	12/31/2016	1.15	0	0	0.25%	7.4%	12/31/2016	1.16	4,829	5,613	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.3%
2018	1.7%
2017	1.8%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,615,466	$50,309,954	2,765,568
Receivables: investments sold	122,086
Payables: investments purchased	-
Net assets	$65,737,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,660,184	37,730,792	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	2,077,368	1,126,523	1.84
Total	$65,737,552	38,857,315

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$946,476
Mortality & expense charges	(699,478)
Net investment income (loss)	246,998

Gain (loss) on investments:
Net realized gain (loss)	3,198,326
Realized gain distributions	222,334
Net change in unrealized appreciation (depreciation)	4,434,377
Net gain (loss)	7,855,037

Increase (decrease) in net assets from operations	$8,102,035

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$246,998	$687,112
Net realized gain (loss)	3,198,326	993,530
Realized gain distributions	222,334	75,693
Net change in unrealized appreciation (depreciation)	4,434,377	10,534,835

Increase (decrease) in net assets from operations	8,102,035	12,291,170

Contract owner transactions:
Proceeds from units sold	10,079,096	17,206,069
Cost of units redeemed	(22,897,157)	(10,060,819)
Account charges	(73,138)	(73,148)
Increase (decrease)	(12,891,199)	7,072,102
Net increase (decrease)	(4,789,164)	19,363,272
Net assets, beginning	70,526,716	51,163,444
Net assets, ending	$65,737,552	$70,526,716

Units sold	7,042,612	12,912,740
Units redeemed	(15,170,812)	(7,291,573)
Net increase (decrease)	(8,128,200)	5,621,167
Units outstanding, beginning	46,985,515	41,364,348
Units outstanding, ending	38,857,315	46,985,515

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$135,435,477
Cost of units redeemed/account charges	(99,089,114)
Net investment income (loss)	2,592,034
Net realized gain (loss)	10,619,024
Realized gain distributions	874,619
Net change in unrealized appreciation (depreciation)	15,305,512
Net assets	$65,737,552

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	37,731	$63,660	1.25%	13.8%	12/31/2020	$1.72	0	$0	1.00%	14.1%	12/31/2020	$1.75	0	$0	0.75%	14.4%
12/31/2019	1.48	39,440	58,456	1.25%	21.2%	12/31/2019	1.50	0	0	1.00%	21.5%	12/31/2019	1.53	0	0	0.75%	21.8%
12/31/2018	1.22	34,327	41,988	1.25%	-7.1%	12/31/2018	1.24	0	0	1.00%	-6.9%	12/31/2018	1.25	0	0	0.75%	-6.6%
12/31/2017	1.32	44,581	58,694	1.25%	17.0%	12/31/2017	1.33	0	0	1.00%	17.3%	12/31/2017	1.34	0	0	0.75%	17.5%
12/31/2016	1.13	40,190	45,239	1.25%	6.8%	12/31/2016	1.13	0	0	1.00%	7.1%	12/31/2016	1.14	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	0	$0	0.50%	14.7%	12/31/2020	$1.81	0	$0	0.25%	15.0%	12/31/2020	$1.84	1,127	$2,077	0.00%	15.3%
12/31/2019	1.55	0	0	0.50%	22.1%	12/31/2019	1.58	0	0	0.25%	22.4%	12/31/2019	1.60	7,545	12,071	0.00%	22.7%
12/31/2018	1.27	0	0	0.50%	-6.4%	12/31/2018	1.29	0	0	0.25%	-6.2%	12/31/2018	1.30	7,037	9,175	0.00%	-5.9%
12/31/2017	1.36	0	0	0.50%	17.8%	12/31/2017	1.37	0	0	0.25%	18.1%	12/31/2017	1.39	6,481	8,982	0.00%	18.4%
12/31/2016	1.15	0	0	0.50%	7.6%	12/31/2016	1.16	0	0	0.25%	7.9%	12/31/2016	1.17	5,375	6,290	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.2%
2018	1.8%
2017	1.9%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,147,377	$41,794,178	2,222,065
Receivables: investments sold	26,499
Payables: investments purchased	-
Net assets	$55,173,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,898,149	30,960,912	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	1,275,727	670,517	1.90
Total	$55,173,876	31,631,429

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$785,533
Mortality & expense charges	(593,102)
Net investment income (loss)	192,431

Gain (loss) on investments:
Net realized gain (loss)	3,138,065
Realized gain distributions	169,797
Net change in unrealized appreciation (depreciation)	3,677,671
Net gain (loss)	6,985,533

Increase (decrease) in net assets from operations	$7,177,964

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$192,431	$605,996
Net realized gain (loss)	3,138,065	1,232,686
Realized gain distributions	169,797	69,349
Net change in unrealized appreciation (depreciation)	3,677,671	9,350,614

Increase (decrease) in net assets from operations	7,177,964	11,258,645

Contract owner transactions:
Proceeds from units sold	9,603,271	15,446,442
Cost of units redeemed	(21,497,350)	(11,206,066)
Account charges	(52,584)	(56,882)
Increase (decrease)	(11,946,663)	4,183,494
Net increase (decrease)	(4,768,699)	15,442,139
Net assets, beginning	59,942,575	44,500,436
Net assets, ending	$55,173,876	$59,942,575

Units sold	6,496,967	11,248,257
Units redeemed	(13,805,027)	(7,806,344)
Net increase (decrease)	(7,308,060)	3,441,913
Units outstanding, beginning	38,939,489	35,497,576
Units outstanding, ending	31,631,429	38,939,489

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$119,940,939
Cost of units redeemed/account charges	(91,081,025)
Net investment income (loss)	2,286,175
Net realized gain (loss)	9,909,668
Realized gain distributions	764,920
Net change in unrealized appreciation (depreciation)	13,353,199
Net assets	$55,173,876

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	30,961	$53,898	1.25%	14.6%	12/31/2020	$1.77	0	$0	1.00%	14.9%	12/31/2020	$1.80	0	$0	0.75%	15.1%
12/31/2019	1.52	32,515	49,406	1.25%	22.7%	12/31/2019	1.54	0	0	1.00%	23.0%	12/31/2019	1.57	0	0	0.75%	23.3%
12/31/2018	1.24	29,066	36,008	1.25%	-7.8%	12/31/2018	1.25	0	0	1.00%	-7.5%	12/31/2018	1.27	0	0	0.75%	-7.3%
12/31/2017	1.34	38,311	51,456	1.25%	18.6%	12/31/2017	1.36	0	0	1.00%	18.9%	12/31/2017	1.37	0	0	0.75%	19.2%
12/31/2016	1.13	32,831	37,184	1.25%	7.4%	12/31/2016	1.14	0	0	1.00%	7.7%	12/31/2016	1.15	0	0	0.75%	7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.84	0	$0	0.50%	15.4%	12/31/2020	$1.87	0	$0	0.25%	15.7%	12/31/2020	$1.90	671	$1,276	0.00%	16.0%
12/31/2019	1.59	0	0	0.50%	23.6%	12/31/2019	1.62	0	0	0.25%	23.9%	12/31/2019	1.64	6,425	10,537	0.00%	24.2%
12/31/2018	1.29	0	0	0.50%	-7.1%	12/31/2018	1.30	0	0	0.25%	-6.8%	12/31/2018	1.32	6,431	8,493	0.00%	-6.6%
12/31/2017	1.39	0	0	0.50%	19.5%	12/31/2017	1.40	0	0	0.25%	19.8%	12/31/2017	1.41	5,868	8,296	0.00%	20.1%
12/31/2016	1.16	0	0	0.50%	8.2%	12/31/2016	1.17	0	0	0.25%	8.5%	12/31/2016	1.18	5,020	5,910	0.00%	8.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.3%
2018	1.8%
2017	1.9%
2016	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,363,791	$32,565,565	1,735,361
Receivables: investments sold	488,804
Payables: investments purchased	-
Net assets	$43,852,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,817,154	24,124,991	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	1,035,441	533,813	1.94
Total	$43,852,595	24,658,804

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$607,804
Mortality & expense charges	(464,317)
Net investment income (loss)	143,487

Gain (loss) on investments:
Net realized gain (loss)	2,746,948
Realized gain distributions	74,222
Net change in unrealized appreciation (depreciation)	2,761,606
Net gain (loss)	5,582,776

Increase (decrease) in net assets from operations	$5,726,263

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$143,487	$496,111
Net realized gain (loss)	2,746,948	1,025,870
Realized gain distributions	74,222	54,515
Net change in unrealized appreciation (depreciation)	2,761,606	7,809,928

Increase (decrease) in net assets from operations	5,726,263	9,386,424

Contract owner transactions:
Proceeds from units sold	8,830,714	13,301,277
Cost of units redeemed	(18,970,605)	(9,019,821)
Account charges	(50,010)	(53,661)
Increase (decrease)	(10,189,901)	4,227,795
Net increase (decrease)	(4,463,638)	13,614,219
Net assets, beginning	48,316,233	34,702,014
Net assets, ending	$43,852,595	$48,316,233

Units sold	5,887,565	9,602,702
Units redeemed	(12,166,460)	(6,274,821)
Net increase (decrease)	(6,278,895)	3,327,881
Units outstanding, beginning	30,937,699	27,609,818
Units outstanding, ending	24,658,804	30,937,699

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$90,398,888
Cost of units redeemed/account charges	(67,039,157)
Net investment income (loss)	1,712,262
Net realized gain (loss)	7,515,879
Realized gain distributions	466,497
Net change in unrealized appreciation (depreciation)	10,798,226
Net assets	$43,852,595

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	24,125	$42,817	1.25%	15.2%	12/31/2020	$1.81	0	$0	1.00%	15.5%	12/31/2020	$1.84	0	$0	0.75%	15.8%
12/31/2019	1.54	25,507	39,288	1.25%	24.0%	12/31/2019	1.56	0	0	1.00%	24.3%	12/31/2019	1.59	0	0	0.75%	24.6%
12/31/2018	1.24	22,741	28,254	1.25%	-8.3%	12/31/2018	1.26	0	0	1.00%	-8.0%	12/31/2018	1.27	0	0	0.75%	-7.8%
12/31/2017	1.35	27,306	36,988	1.25%	19.4%	12/31/2017	1.37	0	0	1.00%	19.7%	12/31/2017	1.38	0	0	0.75%	20.0%
12/31/2016	1.13	21,728	24,651	1.25%	7.7%	12/31/2016	1.14	0	0	1.00%	8.0%	12/31/2016	1.15	0	0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.87	0	$0	0.50%	16.1%	12/31/2020	$1.91	0	$0	0.25%	16.4%	12/31/2020	$1.94	534	$1,035	0.00%	16.7%
12/31/2019	1.61	0	0	0.50%	24.9%	12/31/2019	1.64	0	0	0.25%	25.2%	12/31/2019	1.66	5,431	9,029	0.00%	25.5%
12/31/2018	1.29	0	0	0.50%	-7.6%	12/31/2018	1.31	0	0	0.25%	-7.4%	12/31/2018	1.32	4,869	6,448	0.00%	-7.1%
12/31/2017	1.40	0	0	0.50%	20.3%	12/31/2017	1.41	0	0	0.25%	20.6%	12/31/2017	1.43	4,298	6,128	0.00%	20.9%
12/31/2016	1.16	0	0	0.50%	8.5%	12/31/2016	1.17	0	0	0.25%	8.8%	12/31/2016	1.18	3,543	4,179	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.3%
2018	1.9%
2017	2.0%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,251,577	$32,014,856	1,667,156
Receivables: investments sold	144,208
Payables: investments purchased	-
Net assets	$42,395,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,763,895	23,365,253	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	631,890	323,460	1.95
Total	$42,395,785	23,688,713

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$584,586
Mortality & expense charges	(446,070)
Net investment income (loss)	138,516

Gain (loss) on investments:
Net realized gain (loss)	2,056,911
Realized gain distributions	51,578
Net change in unrealized appreciation (depreciation)	3,449,252
Net gain (loss)	5,557,741

Increase (decrease) in net assets from operations	$5,696,257

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$138,516	$465,679
Net realized gain (loss)	2,056,911	1,287,177
Realized gain distributions	51,578	49,311
Net change in unrealized appreciation (depreciation)	3,449,252	6,897,886

Increase (decrease) in net assets from operations	5,696,257	8,700,053

Contract owner transactions:
Proceeds from units sold	8,386,539	15,136,726
Cost of units redeemed	(15,655,752)	(11,419,901)
Account charges	(41,814)	(44,726)
Increase (decrease)	(7,311,027)	3,672,099
Net increase (decrease)	(1,614,770)	12,372,152
Net assets, beginning	44,010,555	31,638,403
Net assets, ending	$42,395,785	$44,010,555

Units sold	5,661,313	10,800,833
Units redeemed	(10,034,159)	(7,851,274)
Net increase (decrease)	(4,372,846)	2,949,559
Units outstanding, beginning	28,061,559	25,112,000
Units outstanding, ending	23,688,713	28,061,559

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$80,168,237
Cost of units redeemed/account charges	(55,807,413)
Net investment income (loss)	1,508,152
Net realized gain (loss)	5,929,001
Realized gain distributions	361,087
Net change in unrealized appreciation (depreciation)	10,236,721
Net assets	$42,395,785

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.79	23,365	$41,764	1.25%	15.4%	12/31/2020	$1.82	0	$0	1.00%	15.7%	12/31/2020	$1.85	0	$0	0.75%	16.0%
12/31/2019	1.55	23,536	36,447	1.25%	24.2%	12/31/2019	1.57	0	0	1.00%	24.5%	12/31/2019	1.60	0	0	0.75%	24.8%
12/31/2018	1.25	21,122	26,335	1.25%	-8.4%	12/31/2018	1.26	0	0	1.00%	-8.2%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.36	22,956	31,253	1.25%	19.7%	12/31/2017	1.38	0	0	1.00%	20.0%	12/31/2017	1.39	0	0	0.75%	20.3%
12/31/2016	1.14	16,211	18,441	1.25%	7.9%	12/31/2016	1.15	0	0	1.00%	8.1%	12/31/2016	1.16	0	0	0.75%	8.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	0.50%	16.3%	12/31/2020	$1.92	0	$0	0.25%	16.6%	12/31/2020	$1.95	323	$632	0.00%	16.9%
12/31/2019	1.62	0	0	0.50%	25.1%	12/31/2019	1.65	0	0	0.25%	25.4%	12/31/2019	1.67	4,525	7,563	0.00%	25.8%
12/31/2018	1.30	0	0	0.50%	-7.7%	12/31/2018	1.31	0	0	0.25%	-7.5%	12/31/2018	1.33	3,990	5,303	0.00%	-7.3%
12/31/2017	1.40	0	0	0.50%	20.6%	12/31/2017	1.42	0	0	0.25%	20.9%	12/31/2017	1.43	3,196	4,580	0.00%	21.2%
12/31/2016	1.16	0	0	0.50%	8.7%	12/31/2016	1.17	0	0	0.25%	9.0%	12/31/2016	1.18	2,412	2,853	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.4%
2018	2.0%
2017	2.1%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,800,655	$19,015,555	1,214,222
Receivables: investments sold	90,897
Payables: investments purchased	-
Net assets	$24,891,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,257,425	13,503,459	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	634,127	322,996	1.96
Total	$24,891,552	13,826,455

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$342,818
Mortality & expense charges	(246,581)
Net investment income (loss)	96,237

Gain (loss) on investments:
Net realized gain (loss)	1,547,458
Realized gain distributions	21,199
Net change in unrealized appreciation (depreciation)	1,893,355
Net gain (loss)	3,462,012

Increase (decrease) in net assets from operations	$3,558,249

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$96,237	$302,953
Net realized gain (loss)	1,547,458	513,488
Realized gain distributions	21,199	25,246
Net change in unrealized appreciation (depreciation)	1,893,355	4,153,507

Increase (decrease) in net assets from operations	3,558,249	4,995,194

Contract owner transactions:
Proceeds from units sold	6,305,528	9,220,384
Cost of units redeemed	(11,245,650)	(5,783,629)
Account charges	(33,417)	(39,707)
Increase (decrease)	(4,973,539)	3,397,048
Net increase (decrease)	(1,415,290)	8,392,242
Net assets, beginning	26,306,842	17,914,600
Net assets, ending	$24,891,552	$26,306,842

Units sold	4,270,857	6,561,387
Units redeemed	(7,009,186)	(4,079,534)
Net increase (decrease)	(2,738,329)	2,481,853
Units outstanding, beginning	16,564,784	14,082,931
Units outstanding, ending	13,826,455	16,564,784

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$45,240,272
Cost of units redeemed/account charges	(30,520,917)
Net investment income (loss)	911,412
Net realized gain (loss)	3,328,824
Realized gain distributions	146,861
Net change in unrealized appreciation (depreciation)	5,785,100
Net assets	$24,891,552

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.80	13,503	$24,257	1.25%	15.5%	12/31/2020	$1.83	0	$0	1.00%	15.8%	12/31/2020	$1.86	0	$0	0.75%	16.1%
12/31/2019	1.56	12,172	18,933	1.25%	24.4%	12/31/2019	1.58	0	0	1.00%	24.7%	12/31/2019	1.60	0	0	0.75%	25.0%
12/31/2018	1.25	10,327	12,909	1.25%	-8.5%	12/31/2018	1.27	0	0	1.00%	-8.3%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.37	10,518	14,367	1.25%	20.0%	12/31/2017	1.38	0	0	1.00%	20.3%	12/31/2017	1.39	0	0	0.75%	20.6%
12/31/2016	1.14	6,953	7,917	1.25%	8.1%	12/31/2016	1.15	0	0	1.00%	8.3%	12/31/2016	1.16	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.89	0	$0	0.50%	16.4%	12/31/2020	$1.93	0	$0	0.25%	16.7%	12/31/2020	$1.96	323	$634	0.00%	16.9%
12/31/2019	1.63	0	0	0.50%	25.4%	12/31/2019	1.65	0	0	0.25%	25.7%	12/31/2019	1.68	4,392	7,374	0.00%	26.0%
12/31/2018	1.30	0	0	0.50%	-7.8%	12/31/2018	1.32	0	0	0.25%	-7.6%	12/31/2018	1.33	3,756	5,005	0.00%	-7.3%
12/31/2017	1.41	0	0	0.50%	20.9%	12/31/2017	1.42	0	0	0.25%	21.2%	12/31/2017	1.44	2,715	3,904	0.00%	21.5%
12/31/2016	1.17	0	0	0.50%	8.9%	12/31/2016	1.17	0	0	0.25%	9.1%	12/31/2016	1.18	1,663	1,969	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.3%
2018	2.1%
2017	2.2%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,168,609	$3,486,172	251,091
Receivables: investments sold	2,023
Payables: investments purchased	-
Net assets	$4,170,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,170,632	2,956,276	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$4,170,632	2,956,276

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$68,838
Mortality & expense charges	(53,541)
Net investment income (loss)	15,297

Gain (loss) on investments:
Net realized gain (loss)	346,263
Realized gain distributions	13,301
Net change in unrealized appreciation (depreciation)	35,740
Net gain (loss)	395,304

Increase (decrease) in net assets from operations	$410,601

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,297	$88,235
Net realized gain (loss)	346,263	185,312
Realized gain distributions	13,301	8,855
Net change in unrealized appreciation (depreciation)	35,740	686,179

Increase (decrease) in net assets from operations	410,601	968,581

Contract owner transactions:
Proceeds from units sold	430,720	1,586,856
Cost of units redeemed	(3,479,023)	(2,293,406)
Account charges	(1,844)	(2,215)
Increase (decrease)	(3,050,147)	(708,765)
Net increase (decrease)	(2,639,546)	259,816
Net assets, beginning	6,810,178	6,550,362
Net assets, ending	$4,170,632	$6,810,178

Units sold	356,910	1,386,284
Units redeemed	(2,629,756)	(1,898,998)
Net increase (decrease)	(2,272,846)	(512,714)
Units outstanding, beginning	5,229,122	5,741,836
Units outstanding, ending	2,956,276	5,229,122

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$20,356,735
Cost of units redeemed/account charges	(18,248,073)
Net investment income (loss)	337,423
Net realized gain (loss)	953,883
Realized gain distributions	88,227
Net change in unrealized appreciation (depreciation)	682,437
Net assets	$4,170,632

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	2,956	$4,171	1.25%	10.4%	12/31/2020	$1.44	0	$0	1.00%	10.7%	12/31/2020	$1.46	0	$0	0.75%	11.0%
12/31/2019	1.28	3,966	5,067	1.25%	13.7%	12/31/2019	1.30	0	0	1.00%	14.0%	12/31/2019	1.32	0	0	0.75%	14.3%
12/31/2018	1.12	4,430	4,979	1.25%	-4.1%	12/31/2018	1.14	0	0	1.00%	-3.9%	12/31/2018	1.15	0	0	0.75%	-3.6%
12/31/2017	1.17	6,220	7,290	1.25%	8.9%	12/31/2017	1.18	0	0	1.00%	9.1%	12/31/2017	1.20	0	0	0.75%	9.4%
12/31/2016	1.08	5,865	6,315	1.25%	3.9%	12/31/2016	1.08	0	0	1.00%	4.2%	12/31/2016	1.09	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	11.2%	12/31/2020	$1.51	0	$0	0.25%	11.5%	12/31/2020	$1.54	0	$0	0.00%	11.8%
12/31/2019	1.34	0	0	0.50%	14.6%	12/31/2019	1.36	0	0	0.25%	14.8%	12/31/2019	1.38	1,264	1,743	0.00%	15.1%
12/31/2018	1.17	0	0	0.50%	-3.4%	12/31/2018	1.18	0	0	0.25%	-3.1%	12/31/2018	1.20	1,312	1,571	0.00%	-2.9%
12/31/2017	1.21	0	0	0.50%	9.7%	12/31/2017	1.22	0	0	0.25%	10.0%	12/31/2017	1.23	1,336	1,648	0.00%	10.2%
12/31/2016	1.10	0	0	0.50%	4.7%	12/31/2016	1.11	0	0	0.25%	4.9%	12/31/2016	1.12	1,551	1,736	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.4%
2018	2.1%
2017	1.9%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Plus Fund Retirement Class - 06-939
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390,961	$370,970	38,226
Receivables: investments sold	35,648
Payables: investments purchased	-
Net assets	$426,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$426,609	363,764	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$426,609	363,764

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,367
Mortality & expense charges	(6,041)
Net investment income (loss)	6,326

Gain (loss) on investments:
Net realized gain (loss)	15,892
Realized gain distributions	2,857
Net change in unrealized appreciation (depreciation)	6,585
Net gain (loss)	25,334

Increase (decrease) in net assets from operations	$31,660

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,326	$6,943
Net realized gain (loss)	15,892	2,623
Realized gain distributions	2,857	-
Net change in unrealized appreciation (depreciation)	6,585	22,855

Increase (decrease) in net assets from operations	31,660	32,421

Contract owner transactions:
Proceeds from units sold	215,071	166,235
Cost of units redeemed	(248,994)	(177,569)
Account charges	(740)	(530)
Increase (decrease)	(34,663)	(11,864)
Net increase (decrease)	(3,003)	20,557
Net assets, beginning	429,612	409,055
Net assets, ending	$426,609	$429,612

Units sold	190,894	155,923
Units redeemed	(216,816)	(165,996)
Net increase (decrease)	(25,922)	(10,073)
Units outstanding, beginning	389,686	399,759
Units outstanding, ending	363,764	389,686

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,195,330
Cost of units redeemed/account charges	(844,455)
Net investment income (loss)	36,875
Net realized gain (loss)	10,676
Realized gain distributions	8,192
Net change in unrealized appreciation (depreciation)	19,991
Net assets	$426,609

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	364	$427	1.25%	6.4%	12/31/2020	$1.19	0	$0	1.00%	6.6%	12/31/2020	$1.21	0	$0	0.75%	6.9%
12/31/2019	1.10	390	430	1.25%	7.7%	12/31/2019	1.12	0	0	1.00%	8.0%	12/31/2019	1.13	0	0	0.75%	8.3%
12/31/2018	1.02	400	409	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-1.4%	12/31/2018	1.04	0	0	0.75%	-1.1%
12/31/2017	1.04	548	570	1.25%	3.2%	12/31/2017	1.05	0	0	1.00%	3.4%	12/31/2017	1.06	0	0	0.75%	3.7%
12/31/2016	1.01	445	449	1.25%	3.2%	12/31/2016	1.01	0	0	1.00%	3.5%	12/31/2016	1.02	0	0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	7.2%	12/31/2020	$1.24	0	$0	0.25%	7.4%	12/31/2020	$1.26	0	$0	0.00%	7.7%
12/31/2019	1.14	0	0	0.50%	8.6%	12/31/2019	1.16	0	0	0.25%	8.8%	12/31/2019	1.17	0	0	0.00%	9.1%
12/31/2018	1.05	0	0	0.50%	-0.9%	12/31/2018	1.06	0	0	0.25%	-0.6%	12/31/2018	1.08	0	0	0.00%	-0.4%
12/31/2017	1.06	0	0	0.50%	3.9%	12/31/2017	1.07	0	0	0.25%	4.2%	12/31/2017	1.08	0	0	0.00%	4.4%
12/31/2016	1.02	0	0	0.50%	4.0%	12/31/2016	1.03	0	0	0.25%	4.2%	12/31/2016	1.03	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	2.9%
2018	3.3%
2017	3.0%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,303,579	$1,208,385	59,627
Receivables: investments sold	41,017
Payables: investments purchased	-
Net assets	$1,344,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,344,596	518,112	$2.60
Band 100	-	-	2.63
Band 75	-	-	2.67
Band 50	-	-	2.71
Band 25	-	-	2.75
Band 0	-	-	2.80
Total	$1,344,596	518,112

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,453
Mortality & expense charges	(14,253)
Net investment income (loss)	(11,800)

Gain (loss) on investments:
Net realized gain (loss)	77,895
Realized gain distributions	392,057
Net change in unrealized appreciation (depreciation)	(33,453)
Net gain (loss)	436,499

Increase (decrease) in net assets from operations	$424,699

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,800)	$(10,661)
Net realized gain (loss)	77,895	41,362
Realized gain distributions	392,057	37,335
Net change in unrealized appreciation (depreciation)	(33,453)	158,727

Increase (decrease) in net assets from operations	424,699	226,763

Contract owner transactions:
Proceeds from units sold	418,386	342,351
Cost of units redeemed	(473,834)	(381,299)
Account charges	(3,411)	(3,078)
Increase (decrease)	(58,859)	(42,026)
Net increase (decrease)	365,840	184,737
Net assets, beginning	978,756	794,019
Net assets, ending	$1,344,596	$978,756

Units sold	205,382	208,041
Units redeemed	(222,919)	(232,141)
Net increase (decrease)	(17,537)	(24,100)
Units outstanding, beginning	535,649	559,749
Units outstanding, ending	518,112	535,649

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,859,015
Cost of units redeemed/account charges	(1,292,998)
Net investment income (loss)	(37,186)
Net realized gain (loss)	167,085
Realized gain distributions	553,486
Net change in unrealized appreciation (depreciation)	95,194
Net assets	$1,344,596

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.60	518	$1,345	1.25%	42.0%	12/31/2020	$2.63	0	$0	1.00%	42.4%	12/31/2020	$2.67	0	$0	0.75%	42.7%
12/31/2019	1.83	536	979	1.25%	28.8%	12/31/2019	1.85	0	0	1.00%	29.1%	12/31/2019	1.87	0	0	0.75%	29.5%
12/31/2018	1.42	560	794	1.25%	-1.4%	12/31/2018	1.43	0	0	1.00%	-1.2%	12/31/2018	1.45	0	0	0.75%	-1.0%
12/31/2017	1.44	459	660	1.25%	32.5%	12/31/2017	1.45	0	0	1.00%	32.8%	12/31/2017	1.46	0	0	0.75%	33.1%
12/31/2016	1.09	399	434	1.25%	-2.4%	12/31/2016	1.09	0	0	1.00%	-2.1%	12/31/2016	1.10	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.71	0	$0	0.50%	43.1%	12/31/2020	$2.75	0	$0	0.25%	43.5%	12/31/2020	$2.80	0	$0	0.00%	43.8%
12/31/2019	1.90	0	0	0.50%	29.8%	12/31/2019	1.92	0	0	0.25%	30.1%	12/31/2019	1.94	0	0	0.00%	30.4%
12/31/2018	1.46	0	0	0.50%	-0.7%	12/31/2018	1.48	0	0	0.25%	-0.5%	12/31/2018	1.49	0	0	0.00%	-0.2%
12/31/2017	1.47	0	0	0.50%	33.4%	12/31/2017	1.48	0	0	0.25%	33.8%	12/31/2017	1.49	0	0	0.00%	34.1%
12/31/2016	1.10	0	0	0.50%	-1.6%	12/31/2016	1.11	0	0	0.25%	-1.4%	12/31/2016	1.11	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.2%
2018	0.4%
2017	0.2%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$669	$621	35
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$669	482	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$669	482

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9
Mortality & expense charges	(104)
Net investment income (loss)	(95)

Gain (loss) on investments:
Net realized gain (loss)	6,283
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(11,623)
Net gain (loss)	(5,340)

Increase (decrease) in net assets from operations	$(5,435)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(95)	$(161)
Net realized gain (loss)	6,283	(14,689)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(11,623)	71,907

Increase (decrease) in net assets from operations	(5,435)	57,057

Contract owner transactions:
Proceeds from units sold	3,249	50,114
Cost of units redeemed	(161,428)	(189,861)
Account charges	-	(77)
Increase (decrease)	(158,179)	(139,824)
Net increase (decrease)	(163,614)	(82,767)
Net assets, beginning	164,283	247,050
Net assets, ending	$669	$164,283

Units sold	2,584	41,291
Units redeemed	(123,010)	(151,235)
Net increase (decrease)	(120,426)	(109,944)
Units outstanding, beginning	120,908	230,852
Units outstanding, ending	482	120,908

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$420,039
Cost of units redeemed/account charges	(454,793)
Net investment income (loss)	2,554
Net realized gain (loss)	(6,757)
Realized gain distributions	39,578
Net change in unrealized appreciation (depreciation)	48
Net assets	$669

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$1	1.25%	2.1%	12/31/2020	$1.41	0	$0	1.00%	2.3%	12/31/2020	$1.43	0	$0	0.75%	2.6%
12/31/2019	1.36	121	164	1.25%	27.0%	12/31/2019	1.38	0	0	1.00%	27.3%	12/31/2019	1.39	0	0	0.75%	27.6%
12/31/2018	1.07	231	247	1.25%	-15.4%	12/31/2018	1.08	0	0	1.00%	-15.2%	12/31/2018	1.09	0	0	0.75%	-15.0%
12/31/2017	1.27	237	300	1.25%	10.8%	12/31/2017	1.27	0	0	1.00%	11.1%	12/31/2017	1.28	0	0	0.75%	11.4%
12/31/2016	1.14	124	141	1.25%	16.8%	12/31/2016	1.15	0	0	1.00%	17.1%	12/31/2016	1.15	0	0	0.75%	17.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	2.8%	12/31/2020	$1.47	0	$0	0.25%	3.1%	12/31/2020	$1.49	0	$0	0.00%	3.4%
12/31/2019	1.41	0	0	0.50%	27.9%	12/31/2019	1.43	0	0	0.25%	28.2%	12/31/2019	1.45	0	0	0.00%	28.6%
12/31/2018	1.10	0	0	0.50%	-14.8%	12/31/2018	1.11	0	0	0.25%	-14.6%	12/31/2018	1.12	0	0	0.00%	-14.4%
12/31/2017	1.29	0	0	0.50%	11.7%	12/31/2017	1.30	0	0	0.25%	11.9%	12/31/2017	1.31	0	0	0.00%	12.2%
12/31/2016	1.16	0	0	0.50%	17.7%	12/31/2016	1.16	0	0	0.25%	18.0%	12/31/2016	1.17	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	1.4%
2018	1.5%
2017	1.5%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,118	$276,402	12,740
Receivables: investments sold	-
Payables: investments purchased	(15,383)
Net assets	$336,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$336,735	155,570	$2.16
Band 100	-	-	2.20
Band 75	-	-	2.23
Band 50	-	-	2.26
Band 25	-	-	2.30
Band 0	-	-	2.33
Total	$336,735	155,570

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,568)
Net investment income (loss)	(3,568)

Gain (loss) on investments:
Net realized gain (loss)	10,336
Realized gain distributions	38,783
Net change in unrealized appreciation (depreciation)	67,550
Net gain (loss)	116,669

Increase (decrease) in net assets from operations	$113,101

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,568)	$(6,085)
Net realized gain (loss)	10,336	942
Realized gain distributions	38,783	27,597
Net change in unrealized appreciation (depreciation)	67,550	115,242

Increase (decrease) in net assets from operations	113,101	137,696

Contract owner transactions:
Proceeds from units sold	54,372	99,079
Cost of units redeemed	(99,832)	(513,650)
Account charges	(182)	(318)
Increase (decrease)	(45,642)	(414,889)
Net increase (decrease)	67,459	(277,193)
Net assets, beginning	269,276	546,469
Net assets, ending	$336,735	$269,276

Units sold	34,500	79,329
Units redeemed	(57,028)	(376,395)
Net increase (decrease)	(22,528)	(297,066)
Units outstanding, beginning	178,098	475,164
Units outstanding, ending	155,570	178,098

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,719,542
Cost of units redeemed/account charges	(3,163,961)
Net investment income (loss)	(56,672)
Net realized gain (loss)	476,764
Realized gain distributions	285,346
Net change in unrealized appreciation (depreciation)	75,716
Net assets	$336,735

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	156	$337	1.25%	43.2%	12/31/2020	$2.20	0	$0	1.00%	43.5%	12/31/2020	$2.23	0	$0	0.75%	43.9%
12/31/2019	1.51	178	269	1.25%	31.5%	12/31/2019	1.53	0	0	1.00%	31.8%	12/31/2019	1.55	0	0	0.75%	32.1%
12/31/2018	1.15	475	546	1.25%	-9.6%	12/31/2018	1.16	0	0	1.00%	-9.4%	12/31/2018	1.17	0	0	0.75%	-9.1%
12/31/2017	1.27	1,297	1,651	1.25%	24.3%	12/31/2017	1.28	0	0	1.00%	24.7%	12/31/2017	1.29	0	0	0.75%	25.0%
12/31/2016	1.02	1,591	1,628	1.25%	0.4%	12/31/2016	1.03	0	0	1.00%	0.7%	12/31/2016	1.03	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.26	0	$0	0.50%	44.2%	12/31/2020	$2.30	0	$0	0.25%	44.6%	12/31/2020	$2.33	0	$0	0.00%	45.0%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.8%	12/31/2019	1.61	0	0	0.00%	33.1%
12/31/2018	1.18	0	0	0.50%	-8.9%	12/31/2018	1.20	0	0	0.25%	-8.7%	12/31/2018	1.21	0	0	0.00%	-8.5%
12/31/2017	1.30	0	0	0.50%	25.3%	12/31/2017	1.31	0	0	0.25%	25.6%	12/31/2017	1.32	0	0	0.00%	25.9%
12/31/2016	1.04	0	0	0.50%	1.2%	12/31/2016	1.04	0	0	0.25%	1.4%	12/31/2016	1.05	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.1%
2017	0.3%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,579,548	$6,196,842	481,353
Receivables: investments sold	35,457
Payables: investments purchased	-
Net assets	$7,615,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,376,580	4,295,940	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	238,425	131,041	1.82
Total	$7,615,005	4,426,981

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$105,586
Mortality & expense charges	(69,308)
Net investment income (loss)	36,278

Gain (loss) on investments:
Net realized gain (loss)	386,839
Realized gain distributions	4,820
Net change in unrealized appreciation (depreciation)	710,568
Net gain (loss)	1,102,227

Increase (decrease) in net assets from operations	$1,138,505

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,278	$98,392
Net realized gain (loss)	386,839	67,313
Realized gain distributions	4,820	6,223
Net change in unrealized appreciation (depreciation)	710,568	994,076

Increase (decrease) in net assets from operations	1,138,505	1,166,004

Contract owner transactions:
Proceeds from units sold	3,524,245	4,407,607
Cost of units redeemed	(4,296,863)	(1,721,977)
Account charges	(19,915)	(17,971)
Increase (decrease)	(792,533)	2,667,659
Net increase (decrease)	345,972	3,833,663
Net assets, beginning	7,269,033	3,435,370
Net assets, ending	$7,615,005	$7,269,033

Units sold	2,492,395	3,215,305
Units redeemed	(2,880,619)	(1,246,043)
Net increase (decrease)	(388,224)	1,969,262
Units outstanding, beginning	4,815,205	2,845,943
Units outstanding, ending	4,426,981	4,815,205

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,388,051
Cost of units redeemed/account charges	(7,976,490)
Net investment income (loss)	207,720
Net realized gain (loss)	584,962
Realized gain distributions	28,056
Net change in unrealized appreciation (depreciation)	1,382,706
Net assets	$7,615,005

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	4,296	$7,377	1.25%	15.6%	12/31/2020	$1.74	0	$0	1.00%	15.9%	12/31/2020	$1.76	0	$0	0.75%	16.2%
12/31/2019	1.49	3,104	4,610	1.25%	24.6%	12/31/2019	1.50	0	0	1.00%	24.9%	12/31/2019	1.51	0	0	0.75%	25.2%
12/31/2018	1.19	1,771	2,111	1.25%	-8.5%	12/31/2018	1.20	0	0	1.00%	-8.3%	12/31/2018	1.21	0	0	0.75%	-8.0%
12/31/2017	1.30	1,109	1,445	1.25%	20.1%	12/31/2017	1.31	0	0	1.00%	20.4%	12/31/2017	1.31	0	0	0.75%	20.7%
12/31/2016	1.08	159	173	1.25%	8.5%	12/31/2016	1.09	0	0	1.00%	8.6%	12/31/2016	1.09	0	0	0.75%	8.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.78	0	$0	0.50%	16.5%	12/31/2020	$1.80	0	$0	0.25%	16.8%	12/31/2020	$1.82	131	$238	0.00%	17.1%
12/31/2019	1.53	0	0	0.50%	25.5%	12/31/2019	1.54	0	0	0.25%	25.8%	12/31/2019	1.55	1,711	2,659	0.00%	26.2%
12/31/2018	1.22	0	0	0.50%	-7.8%	12/31/2018	1.22	0	0	0.25%	-7.6%	12/31/2018	1.23	1,075	1,325	0.00%	-7.3%
12/31/2017	1.32	0	0	0.50%	21.0%	12/31/2017	1.32	0	0	0.25%	21.3%	12/31/2017	1.33	451	600	0.00%	21.6%
12/31/2016	1.09	0	0	0.50%	9.0%	12/31/2016	1.09	0	0	0.25%	9.2%	12/31/2016	1.09	82	89	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.7%
2018	2.6%
2017	2.9%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Core Impact Bd R Class - 06-CNK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,910	$58,695	5,346
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$57,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,954	50,984	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$57,954	50,984

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,226
Mortality & expense charges	(824)
Net investment income (loss)	402

Gain (loss) on investments:
Net realized gain (loss)	1,182
Realized gain distributions	1,378
Net change in unrealized appreciation (depreciation)	(781)
Net gain (loss)	1,779

Increase (decrease) in net assets from operations	$2,181

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$402	$261
Net realized gain (loss)	1,182	990
Realized gain distributions	1,378	3
Net change in unrealized appreciation (depreciation)	(781)	614

Increase (decrease) in net assets from operations	2,181	1,868

Contract owner transactions:
Proceeds from units sold	270,132	1,302
Cost of units redeemed	(214,997)	(37,454)
Account charges	(8)	-
Increase (decrease)	55,127	(36,152)
Net increase (decrease)	57,308	(34,284)
Net assets, beginning	646	34,930
Net assets, ending	$57,954	$646

Units sold	245,003	1,246
Units redeemed	(194,621)	(35,493)
Net increase (decrease)	50,382	(34,247)
Units outstanding, beginning	602	34,849
Units outstanding, ending	50,984	602

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$312,186
Cost of units redeemed/account charges	(258,119)
Net investment income (loss)	1,127
Net realized gain (loss)	2,163
Realized gain distributions	1,382
Net change in unrealized appreciation (depreciation)	(785)
Net assets	$57,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	51	$58	1.25%	5.9%	12/31/2020	$1.15	0	$0	1.00%	6.1%	12/31/2020	$1.16	0	$0	0.75%	6.4%
12/31/2019	1.07	1	1	1.25%	7.1%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.09	0	0	0.75%	7.7%
12/31/2018	1.00	35	35	1.25%	-1.2%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.7%
12/31/2017	1.01	2	2	1.25%	3.0%	12/31/2017	1.02	0	0	1.00%	3.2%	12/31/2017	1.02	0	0	0.75%	3.5%
12/31/2016	0.98	1	1	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.3%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	6.7%	12/31/2020	$1.19	0	$0	0.25%	6.9%	12/31/2020	$1.20	0	$0	0.00%	7.2%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.12	0	0	0.00%	8.5%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.1%
12/31/2017	1.03	0	0	0.50%	3.7%	12/31/2017	1.03	0	0	0.25%	4.0%	12/31/2017	1.03	0	0	0.00%	4.3%
12/31/2016	0.99	0	0	0.50%	-1.0%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.2%
2019	2.8%
2018	4.7%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$660,535	$655,571	59,232
Receivables: investments sold	25,971
Payables: investments purchased	-
Net assets	$686,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$686,506	599,127	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$686,506	599,127

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25,857
Mortality & expense charges	(14,204)
Net investment income (loss)	11,653

Gain (loss) on investments:
Net realized gain (loss)	73,562
Realized gain distributions	4,951
Net change in unrealized appreciation (depreciation)	(19,934)
Net gain (loss)	58,579

Increase (decrease) in net assets from operations	$70,232

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,653	$11,437
Net realized gain (loss)	73,562	3,305
Realized gain distributions	4,951	-
Net change in unrealized appreciation (depreciation)	(19,934)	31,851

Increase (decrease) in net assets from operations	70,232	46,593

Contract owner transactions:
Proceeds from units sold	1,303,064	642,073
Cost of units redeemed	(1,746,277)	(262,436)
Account charges	(885)	(658)
Increase (decrease)	(444,098)	378,979
Net increase (decrease)	(373,866)	425,572
Net assets, beginning	1,060,372	634,800
Net assets, ending	$686,506	$1,060,372

Units sold	1,177,928	603,861
Units redeemed	(1,561,266)	(251,018)
Net increase (decrease)	(383,338)	352,843
Units outstanding, beginning	982,465	629,622
Units outstanding, ending	599,127	982,465

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,622,147
Cost of units redeemed/account charges	(2,050,698)
Net investment income (loss)	29,561
Net realized gain (loss)	75,486
Realized gain distributions	5,046
Net change in unrealized appreciation (depreciation)	4,964
Net assets	$686,506

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	599	$687	1.25%	6.2%	12/31/2020	$1.16	0	$0	1.00%	6.4%	12/31/2020	$1.17	0	$0	0.75%	6.7%
12/31/2019	1.08	982	1,060	1.25%	7.0%	12/31/2019	1.09	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%
12/31/2018	1.01	630	635	1.25%	-1.3%	12/31/2018	1.01	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	266	272	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	7.0%	12/31/2020	$1.19	0	$0	0.25%	7.2%	12/31/2020	$1.21	0	$0	0.00%	7.5%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%
12/31/2018	1.02	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.03	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.4%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	2.5%
2018	2.4%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,909
Cost of units redeemed/account charges	(5,226)
Net investment income (loss)	(7)
Net realized gain (loss)	294
Realized gain distributions	30
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	0	$0	1.25%	19.0%	12/31/2020	$1.73	0	$0	1.00%	19.3%	12/31/2020	$1.74	0	$0	0.75%	19.6%
12/31/2019	1.44	0	0	1.25%	28.6%	12/31/2019	1.45	0	0	1.00%	28.9%	12/31/2019	1.46	0	0	0.75%	29.3%
12/31/2018	1.12	0	0	1.25%	-8.3%	12/31/2018	1.12	0	0	1.00%	-8.0%	12/31/2018	1.13	0	0	0.75%	-7.8%
12/31/2017	1.22	1	1	1.25%	22.4%	12/31/2017	1.22	0	0	1.00%	22.7%	12/31/2017	1.22	0	0	0.75%	23.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.76	0	$0	0.50%	19.9%	12/31/2020	$1.78	0	$0	0.25%	20.2%	12/31/2020	$1.80	0	$0	0.00%	20.5%
12/31/2019	1.47	0	0	0.50%	29.6%	12/31/2019	1.48	0	0	0.25%	29.9%	12/31/2019	1.49	0	0	0.00%	30.2%
12/31/2018	1.13	0	0	0.50%	-7.6%	12/31/2018	1.14	0	0	0.25%	-7.3%	12/31/2018	1.15	0	0	0.00%	-7.1%
12/31/2017	1.23	0	0	0.50%	23.3%	12/31/2017	1.23	0	0	0.25%	23.7%	12/31/2017	1.23	0	0	0.00%	24.0%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	2.8%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,024,314	$5,435,388	284,215
Receivables: investments sold	-
Payables: investments purchased	(1,793)
Net assets	$6,022,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,690,447	4,189,429	$1.36
Band 100	6,733	4,907	1.37
Band 75	325,341	234,705	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$6,022,521	4,429,041

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$116,703
Mortality & expense charges	(76,819)
Net investment income (loss)	39,884

Gain (loss) on investments:
Net realized gain (loss)	(138,273)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	436,064
Net gain (loss)	297,791

Increase (decrease) in net assets from operations	$337,675

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$39,884	$118,680
Net realized gain (loss)	(138,273)	(30,083)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	436,064	876,936

Increase (decrease) in net assets from operations	337,675	965,533

Contract owner transactions:
Proceeds from units sold	2,568,646	2,252,607
Cost of units redeemed	(3,474,871)	(1,193,666)
Account charges	(8,035)	(5,295)
Increase (decrease)	(914,260)	1,053,646
Net increase (decrease)	(576,585)	2,019,179
Net assets, beginning	6,599,106	4,579,927
Net assets, ending	$6,022,521	$6,599,106

Units sold	2,499,820	1,939,832
Units redeemed	(3,255,470)	(1,084,135)
Net increase (decrease)	(755,650)	855,697
Units outstanding, beginning	5,184,691	4,328,994
Units outstanding, ending	4,429,041	5,184,691

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,381,539
Cost of units redeemed/account charges	(6,088,006)
Net investment income (loss)	300,327
Net realized gain (loss)	(160,265)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	588,926
Net assets	$6,022,521

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	4,189	$5,690	1.25%	6.8%	12/31/2020	$1.37	5	$7	1.00%	7.1%	12/31/2020	$1.39	235	$325	0.75%	7.3%
12/31/2019	1.27	4,927	6,266	1.25%	20.3%	12/31/2019	1.28	0	0	1.00%	20.6%	12/31/2019	1.29	258	333	0.75%	20.9%
12/31/2018	1.06	4,103	4,338	1.25%	-14.3%	12/31/2018	1.06	0	0	1.00%	-14.1%	12/31/2018	1.07	226	242	0.75%	-13.9%
12/31/2017	1.23	819	1,011	1.25%	23.8%	12/31/2017	1.24	0	0	1.00%	24.1%	12/31/2017	1.24	0	0	0.75%	24.4%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	7.6%	12/31/2020	$1.41	0	$0	0.25%	7.9%	12/31/2020	$1.43	0	$0	0.00%	8.1%
12/31/2019	1.30	0	0	0.50%	21.2%	12/31/2019	1.31	0	0	0.25%	21.5%	12/31/2019	1.32	0	0	0.00%	21.8%
12/31/2018	1.07	0	0	0.50%	-13.7%	12/31/2018	1.08	0	0	0.25%	-13.5%	12/31/2018	1.09	0	0	0.00%	-13.2%
12/31/2017	1.24	0	0	0.50%	24.7%	12/31/2017	1.25	0	0	0.25%	25.0%	12/31/2017	1.25	0	0	0.00%	25.3%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	3.3%
2018	5.5%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,767,749	$18,041,453	521,053
Receivables: investments sold	-
Payables: investments purchased	(58,955)
Net assets	$25,708,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,700,863	11,229,111	$2.29
Band 100	7,931	3,430	2.31
Band 75	-	-	2.34
Band 50	-	-	2.36
Band 25	-	-	2.38
Band 0	-	-	2.41
Total	$25,708,794	11,232,541

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$177,840
Mortality & expense charges	(321,911)
Net investment income (loss)	(144,071)

Gain (loss) on investments:
Net realized gain (loss)	3,341,074
Realized gain distributions	302,812
Net change in unrealized appreciation (depreciation)	4,577,084
Net gain (loss)	8,220,970

Increase (decrease) in net assets from operations	$8,076,899

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(144,071)	$(1,380)
Net realized gain (loss)	3,341,074	126,821
Realized gain distributions	302,812	297,884
Net change in unrealized appreciation (depreciation)	4,577,084	5,477,136

Increase (decrease) in net assets from operations	8,076,899	5,900,461

Contract owner transactions:
Proceeds from units sold	7,540,161	6,774,615
Cost of units redeemed	(14,526,661)	(4,632,707)
Account charges	(20,993)	(13,393)
Increase (decrease)	(7,007,493)	2,128,515
Net increase (decrease)	1,069,406	8,028,976
Net assets, beginning	24,639,388	16,610,412
Net assets, ending	$25,708,794	$24,639,388

Units sold	4,020,231	4,422,024
Units redeemed	(7,505,478)	(3,057,011)
Net increase (decrease)	(3,485,247)	1,365,013
Units outstanding, beginning	14,717,788	13,352,775
Units outstanding, ending	11,232,541	14,717,788

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$39,238,734
Cost of units redeemed/account charges	(26,075,357)
Net investment income (loss)	27,059
Net realized gain (loss)	3,724,128
Realized gain distributions	1,067,934
Net change in unrealized appreciation (depreciation)	7,726,296
Net assets	$25,708,794

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.29	11,229	$25,701	1.25%	36.7%	12/31/2020	$2.31	3	$8	1.00%	37.1%	12/31/2020	$2.34	0	$0	0.75%	37.4%
12/31/2019	1.67	14,718	24,639	1.25%	34.6%	12/31/2019	1.69	0	0	1.00%	34.9%	12/31/2019	1.70	0	0	0.75%	35.3%
12/31/2018	1.24	13,353	16,610	1.25%	-2.8%	12/31/2018	1.25	0	0	1.00%	-2.5%	12/31/2018	1.26	0	0	0.75%	-2.3%
12/31/2017	1.28	4,426	5,663	1.25%	28.5%	12/31/2017	1.28	0	0	1.00%	28.8%	12/31/2017	1.29	0	0	0.75%	29.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.36	0	$0	0.50%	37.7%	12/31/2020	$2.38	0	$0	0.25%	38.1%	12/31/2020	$2.41	0	$0	0.00%	38.4%
12/31/2019	1.71	0	0	0.50%	35.6%	12/31/2019	1.73	0	0	0.25%	35.9%	12/31/2019	1.74	0	0	0.00%	36.3%
12/31/2018	1.26	0	0	0.50%	-2.0%	12/31/2018	1.27	0	0	0.25%	-1.8%	12/31/2018	1.28	0	0	0.00%	-1.6%
12/31/2017	1.29	0	0	0.50%	29.4%	12/31/2017	1.29	0	0	0.25%	29.7%	12/31/2017	1.30	0	0	0.00%	30.1%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.2%
2018	2.1%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,436,479	$8,002,559	414,596
Receivables: investments sold	25,431
Payables: investments purchased	-
Net assets	$8,461,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,461,910	6,605,629	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$8,461,910	6,605,629

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$190,775
Mortality & expense charges	(117,008)
Net investment income (loss)	73,767

Gain (loss) on investments:
Net realized gain (loss)	(295,685)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	73,535
Net gain (loss)	(222,150)

Increase (decrease) in net assets from operations	$(148,383)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73,767	$165,041
Net realized gain (loss)	(295,685)	(3,957)
Realized gain distributions	-	438,350
Net change in unrealized appreciation (depreciation)	73,535	1,516,116

Increase (decrease) in net assets from operations	(148,383)	2,115,550

Contract owner transactions:
Proceeds from units sold	1,840,533	2,325,809
Cost of units redeemed	(4,402,975)	(1,617,609)
Account charges	(6,815)	(7,697)
Increase (decrease)	(2,569,257)	700,503
Net increase (decrease)	(2,717,640)	2,816,053
Net assets, beginning	11,179,550	8,363,497
Net assets, ending	$8,461,910	$11,179,550

Units sold	1,693,390	2,140,458
Units redeemed	(3,956,471)	(1,553,520)
Net increase (decrease)	(2,263,081)	586,938
Units outstanding, beginning	8,868,710	8,281,772
Units outstanding, ending	6,605,629	8,868,710

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,293,163
Cost of units redeemed/account charges	(10,182,399)
Net investment income (loss)	485,740
Net realized gain (loss)	(268,912)
Realized gain distributions	700,398
Net change in unrealized appreciation (depreciation)	433,920
Net assets	$8,461,910

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	6,606	$8,462	1.25%	1.6%	12/31/2020	$1.29	0	$0	1.00%	1.9%	12/31/2020	$1.31	0	$0	0.75%	2.1%
12/31/2019	1.26	8,869	11,180	1.25%	24.8%	12/31/2019	1.27	0	0	1.00%	25.1%	12/31/2019	1.28	0	0	0.75%	25.5%
12/31/2018	1.01	8,282	8,363	1.25%	-9.5%	12/31/2018	1.02	0	0	1.00%	-9.2%	12/31/2018	1.02	0	0	0.75%	-9.0%
12/31/2017	1.12	6,077	6,778	1.25%	12.2%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	2.4%	12/31/2020	$1.33	0	$0	0.25%	2.6%	12/31/2020	$1.35	0	$0	0.00%	2.9%
12/31/2019	1.29	0	0	0.50%	25.8%	12/31/2019	1.30	0	0	0.25%	26.1%	12/31/2019	1.31	0	0	0.00%	26.4%
12/31/2018	1.03	0	0	0.50%	-8.8%	12/31/2018	1.03	0	0	0.25%	-8.5%	12/31/2018	1.04	0	0	0.00%	-8.3%
12/31/2017	1.12	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.3%	12/31/2017	1.13	0	0	0.00%	13.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.9%
2018	3.0%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,506,542	$4,863,290	314,829
Receivables: investments sold	6,125
Payables: investments purchased	-
Net assets	$5,512,667

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,489,334	3,390,736	$1.32
Band 100	-	-	1.34
Band 75	597,023	441,859	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	426,310	306,044	1.39
Total	$5,512,667	4,138,639

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$94,604
Mortality & expense charges	(69,941)
Net investment income (loss)	24,663

Gain (loss) on investments:
Net realized gain (loss)	193,219
Realized gain distributions	32,482
Net change in unrealized appreciation (depreciation)	298,255
Net gain (loss)	523,956

Increase (decrease) in net assets from operations	$548,619

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,663	$70,734
Net realized gain (loss)	193,219	9,710
Realized gain distributions	32,482	8,085
Net change in unrealized appreciation (depreciation)	298,255	721,175

Increase (decrease) in net assets from operations	548,619	809,704

Contract owner transactions:
Proceeds from units sold	1,359,065	1,268,064
Cost of units redeemed	(2,911,532)	(1,206,069)
Account charges	(7,000)	(7,642)
Increase (decrease)	(1,559,467)	54,353
Net increase (decrease)	(1,010,848)	864,057
Net assets, beginning	6,523,515	5,659,458
Net assets, ending	$5,512,667	$6,523,515

Units sold	1,130,854	1,164,586
Units redeemed	(2,426,259)	(1,108,959)
Net increase (decrease)	(1,295,405)	55,627
Units outstanding, beginning	5,434,044	5,378,417
Units outstanding, ending	4,138,639	5,434,044

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,557,253
Cost of units redeemed/account charges	(5,222,123)
Net investment income (loss)	227,715
Net realized gain (loss)	228,557
Realized gain distributions	78,013
Net change in unrealized appreciation (depreciation)	643,252
Net assets	$5,512,667

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	3,391	$4,489	1.25%	10.6%	12/31/2020	$1.34	0	$0	1.00%	10.9%	12/31/2020	$1.35	442	$597	0.75%	11.1%
12/31/2019	1.20	4,788	5,733	1.25%	14.1%	12/31/2019	1.21	0	0	1.00%	14.4%	12/31/2019	1.22	463	563	0.75%	14.7%
12/31/2018	1.05	4,501	4,722	1.25%	-4.1%	12/31/2018	1.05	0	0	1.00%	-3.8%	12/31/2018	1.06	420	445	0.75%	-3.6%
12/31/2017	1.09	1,424	1,557	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.3%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	11.4%	12/31/2020	$1.38	0	$0	0.25%	11.7%	12/31/2020	$1.39	306	$426	0.00%	12.0%
12/31/2019	1.23	0	0	0.50%	15.0%	12/31/2019	1.23	0	0	0.25%	15.3%	12/31/2019	1.24	183	227	0.00%	15.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.1%	12/31/2018	1.08	457	492	0.00%	-2.9%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	460	510	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.3%
2018	3.5%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,801,911	$17,301,299	1,076,362
Receivables: investments sold	3,149
Payables: investments purchased	-
Net assets	$19,805,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,710,099	12,365,248	$1.35
Band 100	-	-	1.37
Band 75	471,785	342,089	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	2,623,176	1,844,976	1.42
Total	$19,805,060	14,552,313

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$353,901
Mortality & expense charges	(218,448)
Net investment income (loss)	135,453

Gain (loss) on investments:
Net realized gain (loss)	681,424
Realized gain distributions	170,031
Net change in unrealized appreciation (depreciation)	1,269,923
Net gain (loss)	2,121,378

Increase (decrease) in net assets from operations	$2,256,831

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$135,453	$249,568
Net realized gain (loss)	681,424	110,761
Realized gain distributions	170,031	39,461
Net change in unrealized appreciation (depreciation)	1,269,923	2,338,346

Increase (decrease) in net assets from operations	2,256,831	2,738,136

Contract owner transactions:
Proceeds from units sold	6,030,522	3,884,948
Cost of units redeemed	(8,992,757)	(3,402,724)
Account charges	(24,413)	(25,187)
Increase (decrease)	(2,986,648)	457,037
Net increase (decrease)	(729,817)	3,195,173
Net assets, beginning	20,534,877	17,339,704
Net assets, ending	$19,805,060	$20,534,877

Units sold	5,240,503	3,473,411
Units redeemed	(7,493,570)	(3,044,370)
Net increase (decrease)	(2,253,067)	429,041
Units outstanding, beginning	16,805,380	16,376,339
Units outstanding, ending	14,552,313	16,805,380

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$32,674,864
Cost of units redeemed/account charges	(17,500,256)
Net investment income (loss)	833,078
Net realized gain (loss)	946,107
Realized gain distributions	350,655
Net change in unrealized appreciation (depreciation)	2,500,612
Net assets	$19,805,060

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	12,365	$16,710	1.25%	11.2%	12/31/2020	$1.37	0	$0	1.00%	11.5%	12/31/2020	$1.38	342	$472	0.75%	11.7%
12/31/2019	1.22	14,307	17,390	1.25%	15.3%	12/31/2019	1.22	0	0	1.00%	15.5%	12/31/2019	1.23	341	420	0.75%	15.8%
12/31/2018	1.05	13,616	14,359	1.25%	-4.5%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	399	426	0.75%	-4.0%
12/31/2017	1.10	5,457	6,026	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.4%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	12.0%	12/31/2020	$1.41	0	$0	0.25%	12.3%	12/31/2020	$1.42	1,845	$2,623	0.00%	12.6%
12/31/2019	1.24	0	0	0.50%	16.1%	12/31/2019	1.25	0	0	0.25%	16.4%	12/31/2019	1.26	2,157	2,724	0.00%	16.7%
12/31/2018	1.07	0	0	0.50%	-3.8%	12/31/2018	1.08	0	0	0.25%	-3.5%	12/31/2018	1.08	2,361	2,555	0.00%	-3.3%
12/31/2017	1.11	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.9%	12/31/2017	1.12	2,620	2,931	0.00%	12.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.4%
2018	3.2%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,613,318	$64,523,191	3,822,307
Receivables: investments sold	-
Payables: investments purchased	(8,076)
Net assets	$75,605,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,211,295	42,833,794	$1.38
Band 100	-	-	1.40
Band 75	2,051,972	1,454,548	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	14,341,975	9,861,277	1.45
Total	$75,605,242	54,149,619

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,352,217
Mortality & expense charges	(743,189)
Net investment income (loss)	609,028

Gain (loss) on investments:
Net realized gain (loss)	2,092,410
Realized gain distributions	383,924
Net change in unrealized appreciation (depreciation)	5,628,800
Net gain (loss)	8,105,134

Increase (decrease) in net assets from operations	$8,714,162

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$609,028	$921,277
Net realized gain (loss)	2,092,410	328,122
Realized gain distributions	383,924	94,841
Net change in unrealized appreciation (depreciation)	5,628,800	9,326,189

Increase (decrease) in net assets from operations	8,714,162	10,670,429

Contract owner transactions:
Proceeds from units sold	21,741,767	14,221,914
Cost of units redeemed	(29,825,555)	(12,814,892)
Account charges	(77,086)	(80,517)
Increase (decrease)	(8,160,874)	1,326,505
Net increase (decrease)	553,288	11,996,934
Net assets, beginning	75,051,954	63,055,020
Net assets, ending	$75,605,242	$75,051,954

Units sold	18,103,649	12,411,727
Units redeemed	(24,067,684)	(11,275,857)
Net increase (decrease)	(5,964,035)	1,135,870
Units outstanding, beginning	60,113,654	58,977,784
Units outstanding, ending	54,149,619	60,113,654

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$120,637,013
Cost of units redeemed/account charges	(63,009,632)
Net investment income (loss)	3,192,810
Net realized gain (loss)	2,879,708
Realized gain distributions	815,216
Net change in unrealized appreciation (depreciation)	11,090,127
Net assets	$75,605,242

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	42,834	$59,211	1.25%	11.7%	12/31/2020	$1.40	0	$0	1.00%	11.9%	12/31/2020	$1.41	1,455	$2,052	0.75%	12.2%
12/31/2019	1.24	45,712	56,589	1.25%	16.5%	12/31/2019	1.25	0	0	1.00%	16.8%	12/31/2019	1.26	2,095	2,634	0.75%	17.1%
12/31/2018	1.06	44,016	46,778	1.25%	-5.0%	12/31/2018	1.07	0	0	1.00%	-4.7%	12/31/2018	1.07	2,261	2,428	0.75%	-4.5%
12/31/2017	1.12	16,090	17,991	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	12.5%	12/31/2020	$1.44	0	$0	0.25%	12.8%	12/31/2020	$1.45	9,861	$14,342	0.00%	13.1%
12/31/2019	1.27	0	0	0.50%	17.4%	12/31/2019	1.28	0	0	0.25%	17.7%	12/31/2019	1.29	12,306	15,829	0.00%	18.0%
12/31/2018	1.08	0	0	0.50%	-4.2%	12/31/2018	1.08	0	0	0.25%	-4.0%	12/31/2018	1.09	12,700	13,849	0.00%	-3.8%
12/31/2017	1.13	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.4%	12/31/2017	1.13	14,867	16,844	0.00%	13.7%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.3%
2018	3.1%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,398,177	$79,748,708	4,457,565
Receivables: investments sold	57,625
Payables: investments purchased	-
Net assets	$94,455,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,350,726	50,141,305	$1.42
Band 100	-	-	1.44
Band 75	4,433,151	3,052,764	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	18,671,925	12,472,071	1.50
Total	$94,455,802	65,666,140

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,605,563
Mortality & expense charges	(884,039)
Net investment income (loss)	721,524

Gain (loss) on investments:
Net realized gain (loss)	1,921,930
Realized gain distributions	381,043
Net change in unrealized appreciation (depreciation)	8,007,509
Net gain (loss)	10,310,482

Increase (decrease) in net assets from operations	$11,032,006

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$721,524	$1,020,577
Net realized gain (loss)	1,921,930	258,464
Realized gain distributions	381,043	77,065
Net change in unrealized appreciation (depreciation)	8,007,509	11,014,559

Increase (decrease) in net assets from operations	11,032,006	12,370,665

Contract owner transactions:
Proceeds from units sold	22,757,958	20,258,425
Cost of units redeemed	(26,588,575)	(8,515,649)
Account charges	(96,952)	(85,054)
Increase (decrease)	(3,927,569)	11,657,722
Net increase (decrease)	7,104,437	24,028,387
Net assets, beginning	87,351,365	63,322,978
Net assets, ending	$94,455,802	$87,351,365

Units sold	18,152,851	17,545,600
Units redeemed	(21,064,444)	(7,805,779)
Net increase (decrease)	(2,911,593)	9,739,821
Units outstanding, beginning	68,577,733	58,837,912
Units outstanding, ending	65,666,140	68,577,733

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$119,308,590
Cost of units redeemed/account charges	(46,066,440)
Net investment income (loss)	3,301,987
Net realized gain (loss)	2,574,867
Realized gain distributions	687,329
Net change in unrealized appreciation (depreciation)	14,649,469
Net assets	$94,455,802

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	50,141	$71,351	1.25%	12.6%	12/31/2020	$1.44	0	$0	1.00%	12.9%	12/31/2020	$1.45	3,053	$4,433	0.75%	13.2%
12/31/2019	1.26	53,024	67,016	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	3,024	3,880	0.75%	18.7%
12/31/2018	1.07	44,244	47,347	1.25%	-5.6%	12/31/2018	1.08	0	0	1.00%	-5.4%	12/31/2018	1.08	2,948	3,187	0.75%	-5.1%
12/31/2017	1.13	14,338	16,257	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	0.50%	13.4%	12/31/2020	$1.48	0	$0	0.25%	13.7%	12/31/2020	$1.50	12,472	$18,672	0.00%	14.0%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	12,531	16,455	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-4.9%	12/31/2018	1.09	0	0	0.25%	-4.7%	12/31/2018	1.10	11,646	12,789	0.00%	-4.4%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.15	11,524	13,240	0.00%	15.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.3%
2018	3.2%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,222,905	$92,376,157	4,929,069
Receivables: investments sold	223,345
Payables: investments purchased	-
Net assets	$111,446,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,841,681	60,680,519	$1.46
Band 100	-	-	1.48
Band 75	2,835,416	1,897,659	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	19,769,153	12,834,062	1.54
Total	$111,446,250	75,412,240

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,879,359
Mortality & expense charges	(996,952)
Net investment income (loss)	882,407

Gain (loss) on investments:
Net realized gain (loss)	1,711,958
Realized gain distributions	388,334
Net change in unrealized appreciation (depreciation)	11,001,415
Net gain (loss)	13,101,707

Increase (decrease) in net assets from operations	$13,984,114

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$882,407	$1,092,772
Net realized gain (loss)	1,711,958	248,152
Realized gain distributions	388,334	86,907
Net change in unrealized appreciation (depreciation)	11,001,415	12,856,867

Increase (decrease) in net assets from operations	13,984,114	14,284,698

Contract owner transactions:
Proceeds from units sold	32,296,595	18,782,125
Cost of units redeemed	(26,663,532)	(7,681,951)
Account charges	(111,121)	(99,544)
Increase (decrease)	5,521,942	11,000,630
Net increase (decrease)	19,506,056	25,285,328
Net assets, beginning	91,940,194	66,654,866
Net assets, ending	$111,446,250	$91,940,194

Units sold	25,645,828	15,624,790
Units redeemed	(20,861,954)	(6,489,577)
Net increase (decrease)	4,783,874	9,135,213
Units outstanding, beginning	70,628,366	61,493,153
Units outstanding, ending	75,412,240	70,628,366

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$133,893,229
Cost of units redeemed/account charges	(47,928,025)
Net investment income (loss)	3,588,071
Net realized gain (loss)	2,356,846
Realized gain distributions	689,381
Net change in unrealized appreciation (depreciation)	18,846,748
Net assets	$111,446,250

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	60,681	$88,842	1.25%	13.3%	12/31/2020	$1.48	0	$0	1.00%	13.6%	12/31/2020	$1.49	1,898	$2,835	0.75%	13.9%
12/31/2019	1.29	55,451	71,631	1.25%	19.8%	12/31/2019	1.30	0	0	1.00%	20.1%	12/31/2019	1.31	2,021	2,651	0.75%	20.4%
12/31/2018	1.08	47,086	50,756	1.25%	-6.2%	12/31/2018	1.08	0	0	1.00%	-6.0%	12/31/2018	1.09	2,172	2,365	0.75%	-5.8%
12/31/2017	1.15	14,100	16,209	1.25%	15.6%	12/31/2017	1.15	0	0	1.00%	15.9%	12/31/2017	1.16	0	0	0.75%	16.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	0	$0	0.50%	14.2%	12/31/2020	$1.52	0	$0	0.25%	14.5%	12/31/2020	$1.54	12,834	$19,769	0.00%	14.8%
12/31/2019	1.32	0	0	0.50%	20.7%	12/31/2019	1.33	0	0	0.25%	21.0%	12/31/2019	1.34	13,156	17,658	0.00%	21.3%
12/31/2018	1.09	0	0	0.50%	-5.5%	12/31/2018	1.10	0	0	0.25%	-5.3%	12/31/2018	1.11	12,235	13,533	0.00%	-5.0%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.16	0	0	0.25%	16.8%	12/31/2017	1.16	11,412	13,293	0.00%	17.1%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.4%
2018	3.2%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,349,259	$69,869,447	3,520,929
Receivables: investments sold	82,625
Payables: investments purchased	-
Net assets	$84,431,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,521,834	45,529,488	$1.50
Band 100	-	-	1.52
Band 75	4,098,985	2,668,791	1.54
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	11,811,065	7,459,301	1.58
Total	$84,431,884	55,657,580

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,392,675
Mortality & expense charges	(791,701)
Net investment income (loss)	600,974

Gain (loss) on investments:
Net realized gain (loss)	1,314,606
Realized gain distributions	283,647
Net change in unrealized appreciation (depreciation)	8,632,897
Net gain (loss)	10,231,150

Increase (decrease) in net assets from operations	$10,832,124

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$600,974	$863,662
Net realized gain (loss)	1,314,606	122,058
Realized gain distributions	283,647	73,431
Net change in unrealized appreciation (depreciation)	8,632,897	10,233,253

Increase (decrease) in net assets from operations	10,832,124	11,292,404

Contract owner transactions:
Proceeds from units sold	23,010,712	18,795,550
Cost of units redeemed	(20,735,277)	(5,683,125)
Account charges	(77,802)	(66,058)
Increase (decrease)	2,197,633	13,046,367
Net increase (decrease)	13,029,757	24,338,771
Net assets, beginning	71,402,127	47,063,356
Net assets, ending	$84,431,884	$71,402,127

Units sold	17,650,838	15,403,584
Units redeemed	(15,820,267)	(4,741,342)
Net increase (decrease)	1,830,571	10,662,242
Units outstanding, beginning	53,827,009	43,164,767
Units outstanding, ending	55,657,580	53,827,009

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$96,660,210
Cost of units redeemed/account charges	(31,561,859)
Net investment income (loss)	2,542,795
Net realized gain (loss)	1,787,209
Realized gain distributions	523,717
Net change in unrealized appreciation (depreciation)	14,479,812
Net assets	$84,431,884

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.50	45,529	$68,522	1.25%	14.1%	12/31/2020	$1.52	0	$0	1.00%	14.4%	12/31/2020	$1.54	2,669	$4,099	0.75%	14.7%
12/31/2019	1.32	44,406	58,571	1.25%	21.5%	12/31/2019	1.33	0	0	1.00%	21.8%	12/31/2019	1.34	2,594	3,474	0.75%	22.1%
12/31/2018	1.09	34,518	37,473	1.25%	-6.9%	12/31/2018	1.09	0	0	1.00%	-6.7%	12/31/2018	1.10	2,498	2,740	0.75%	-6.4%
12/31/2017	1.17	8,029	9,363	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.55	0	$0	0.50%	15.0%	12/31/2020	$1.57	0	$0	0.25%	15.2%	12/31/2020	$1.58	7,459	$11,811	0.00%	15.5%
12/31/2019	1.35	0	0	0.50%	22.4%	12/31/2019	1.36	0	0	0.25%	22.7%	12/31/2019	1.37	6,828	9,357	0.00%	23.0%
12/31/2018	1.10	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-6.0%	12/31/2018	1.11	6,149	6,850	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	5,766	6,813	0.00%	18.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	3.5%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,634,920	$73,945,509	3,623,175
Receivables: investments sold	89,400
Payables: investments purchased	-
Net assets	$90,724,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,783,061	49,105,319	$1.54
Band 100	-	-	1.56
Band 75	1,885,146	1,196,948	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	13,056,113	8,040,979	1.62
Total	$90,724,320	58,343,246

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,471,910
Mortality & expense charges	(802,375)
Net investment income (loss)	669,535

Gain (loss) on investments:
Net realized gain (loss)	1,230,851
Realized gain distributions	275,254
Net change in unrealized appreciation (depreciation)	10,071,631
Net gain (loss)	11,577,736

Increase (decrease) in net assets from operations	$12,247,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$669,535	$861,554
Net realized gain (loss)	1,230,851	111,538
Realized gain distributions	275,254	76,790
Net change in unrealized appreciation (depreciation)	10,071,631	10,889,191

Increase (decrease) in net assets from operations	12,247,271	11,939,073

Contract owner transactions:
Proceeds from units sold	25,928,060	18,235,831
Cost of units redeemed	(19,089,550)	(5,091,742)
Account charges	(85,852)	(76,529)
Increase (decrease)	6,752,658	13,067,560
Net increase (decrease)	18,999,929	25,006,633
Net assets, beginning	71,724,391	46,717,758
Net assets, ending	$90,724,320	$71,724,391

Units sold	19,601,701	14,755,364
Units redeemed	(14,297,845)	(4,250,620)
Net increase (decrease)	5,303,856	10,504,744
Units outstanding, beginning	53,039,390	42,534,646
Units outstanding, ending	58,343,246	53,039,390

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$101,589,189
Cost of units redeemed/account charges	(32,348,590)
Net investment income (loss)	2,630,454
Net realized gain (loss)	1,653,992
Realized gain distributions	509,864
Net change in unrealized appreciation (depreciation)	16,689,411
Net assets	$90,724,320

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	49,105	$75,783	1.25%	14.8%	12/31/2020	$1.56	0	$0	1.00%	15.1%	12/31/2020	$1.57	1,197	$1,885	0.75%	15.4%
12/31/2019	1.34	43,969	59,095	1.25%	23.0%	12/31/2019	1.35	0	0	1.00%	23.3%	12/31/2019	1.36	1,191	1,625	0.75%	23.6%
12/31/2018	1.09	33,800	36,942	1.25%	-7.5%	12/31/2018	1.10	0	0	1.00%	-7.3%	12/31/2018	1.10	1,173	1,295	0.75%	-7.1%
12/31/2017	1.18	10,167	12,017	1.25%	18.9%	12/31/2017	1.19	0	0	1.00%	19.2%	12/31/2017	1.19	0	0	0.75%	19.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	15.7%	12/31/2020	$1.61	0	$0	0.25%	16.0%	12/31/2020	$1.62	8,041	$13,056	0.00%	16.3%
12/31/2019	1.38	0	0	0.50%	23.9%	12/31/2019	1.39	0	0	0.25%	24.2%	12/31/2019	1.40	7,880	11,005	0.00%	24.5%
12/31/2018	1.11	0	0	0.50%	-6.8%	12/31/2018	1.12	0	0	0.25%	-6.6%	12/31/2018	1.12	7,561	8,480	0.00%	-6.4%
12/31/2017	1.19	0	0	0.50%	19.8%	12/31/2017	1.19	0	0	0.25%	20.1%	12/31/2017	1.20	7,178	8,597	0.00%	20.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	3.2%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,586,707	$53,061,643	2,575,005
Receivables: investments sold	75,945
Payables: investments purchased	-
Net assets	$65,662,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,488,123	35,984,051	$1.57
Band 100	-	-	1.59
Band 75	1,240,579	774,384	1.60
Band 50	-	-	1.62
Band 25	-	-	1.63
Band 0	7,933,950	4,803,782	1.65
Total	$65,662,652	41,562,217

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,031,626
Mortality & expense charges	(582,295)
Net investment income (loss)	449,331

Gain (loss) on investments:
Net realized gain (loss)	799,388
Realized gain distributions	108,717
Net change in unrealized appreciation (depreciation)	7,941,315
Net gain (loss)	8,849,420

Increase (decrease) in net assets from operations	$9,298,751

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$449,331	$589,629
Net realized gain (loss)	799,388	97,591
Realized gain distributions	108,717	51,273
Net change in unrealized appreciation (depreciation)	7,941,315	7,730,573

Increase (decrease) in net assets from operations	9,298,751	8,469,066

Contract owner transactions:
Proceeds from units sold	21,955,034	15,721,527
Cost of units redeemed	(15,355,674)	(5,092,059)
Account charges	(69,737)	(62,419)
Increase (decrease)	6,529,623	10,567,049
Net increase (decrease)	15,828,374	19,036,115
Net assets, beginning	49,834,278	30,798,163
Net assets, ending	$65,662,652	$49,834,278

Units sold	16,569,428	12,631,502
Units redeemed	(11,479,812)	(4,203,568)
Net increase (decrease)	5,089,616	8,427,934
Units outstanding, beginning	36,472,601	28,044,667
Units outstanding, ending	41,562,217	36,472,601

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$75,230,862
Cost of units redeemed/account charges	(25,164,821)
Net investment income (loss)	1,744,937
Net realized gain (loss)	1,065,083
Realized gain distributions	261,527
Net change in unrealized appreciation (depreciation)	12,525,064
Net assets	$65,662,652

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.57	35,984	$56,488	1.25%	15.6%	12/31/2020	$1.59	0	$0	1.00%	15.9%	12/31/2020	$1.60	774	$1,241	0.75%	16.1%
12/31/2019	1.36	30,532	41,473	1.25%	24.3%	12/31/2019	1.37	0	0	1.00%	24.6%	12/31/2019	1.38	722	996	0.75%	24.9%
12/31/2018	1.09	22,574	24,674	1.25%	-8.1%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.10	696	769	0.75%	-7.6%
12/31/2017	1.19	6,557	7,798	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	16.4%	12/31/2020	$1.63	0	$0	0.25%	16.7%	12/31/2020	$1.65	4,804	$7,934	0.00%	17.0%
12/31/2019	1.39	0	0	0.50%	25.2%	12/31/2019	1.40	0	0	0.25%	25.5%	12/31/2019	1.41	5,218	7,365	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-7.4%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	4,775	5,355	0.00%	-6.9%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	3,966	4,779	0.00%	21.2%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	3.3%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,204,343	$50,478,903	2,459,784
Receivables: investments sold	-
Payables: investments purchased	(37,065)
Net assets	$63,167,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,501,420	31,382,847	$1.58
Band 100	-	-	1.59
Band 75	643,387	399,691	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	13,022,471	7,847,273	1.66
Total	$63,167,278	39,629,811
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$990,377
Mortality & expense charges	(492,666)
Net investment income (loss)	497,711

Gain (loss) on investments:
Net realized gain (loss)	540,965
Realized gain distributions	75,610
Net change in unrealized appreciation (depreciation)	8,065,952
Net gain (loss)	8,682,527

Increase (decrease) in net assets from operations	$9,180,238

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$497,711	$599,054
Net realized gain (loss)	540,965	106,684
Realized gain distributions	75,610	46,940
Net change in unrealized appreciation (depreciation)	8,065,952	7,144,057

Increase (decrease) in net assets from operations	9,180,238	7,896,735

Contract owner transactions:
Proceeds from units sold	17,753,526	15,403,676
Cost of units redeemed	(10,028,436)	(4,892,047)
Account charges	(72,262)	(60,726)
Increase (decrease)	7,652,828	10,450,903
Net increase (decrease)	16,833,066	18,347,638
Net assets, beginning	46,334,212	27,986,574
Net assets, ending	$63,167,278	$46,334,212

Units sold	13,400,322	12,302,869
Units redeemed	(7,482,684)	(3,977,833)
Net increase (decrease)	5,917,638	8,325,036
Units outstanding, beginning	33,712,173	25,387,137
Units outstanding, ending	39,629,811	33,712,173

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$68,186,299
Cost of units redeemed/account charges	(20,568,908)
Net investment income (loss)	1,799,877
Net realized gain (loss)	813,755
Realized gain distributions	210,815
Net change in unrealized appreciation (depreciation)	12,725,440
Net assets	$63,167,278

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	31,383	$49,501	1.25%	15.7%	12/31/2020	$1.59	0	$0	1.00%	16.0%	12/31/2020	$1.61	400	$643	0.75%	16.3%
12/31/2019	1.36	26,113	35,586	1.25%	24.5%	12/31/2019	1.37	0	0	1.00%	24.8%	12/31/2019	1.38	360	498	0.75%	25.1%
12/31/2018	1.09	18,523	20,281	1.25%	-8.2%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.11	344	381	0.75%	-7.7%
12/31/2017	1.19	5,015	5,980	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.6%	12/31/2020	$1.64	0	$0	0.25%	16.9%	12/31/2020	$1.66	7,847	$13,022	0.00%	17.2%
12/31/2019	1.39	0	0	0.50%	25.4%	12/31/2019	1.41	0	0	0.25%	25.7%	12/31/2019	1.42	7,240	10,251	0.00%	26.0%
12/31/2018	1.11	0	0	0.50%	-7.5%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	6,520	7,325	0.00%	-7.0%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.20	0	0	0.25%	21.2%	12/31/2017	1.21	6,002	7,251	0.00%	21.5%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.6%
2018	3.2%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,143,739	$29,030,760	1,751,511
Receivables: investments sold	-
Payables: investments purchased	(62,600)
Net assets	$36,081,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,587,036	19,322,940	$1.58
Band 100	-	-	1.60
Band 75	351,508	217,595	1.62
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	5,142,595	3,087,930	1.67
Total	$36,081,139	22,628,465

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$561,567
Mortality & expense charges	(295,608)
Net investment income (loss)	265,959

Gain (loss) on investments:
Net realized gain (loss)	186,224
Realized gain distributions	30,206
Net change in unrealized appreciation (depreciation)	4,743,411
Net gain (loss)	4,959,841

Increase (decrease) in net assets from operations	$5,225,800

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$265,959	$310,732
Net realized gain (loss)	186,224	33,786
Realized gain distributions	30,206	22,595
Net change in unrealized appreciation (depreciation)	4,743,411	3,766,146

Increase (decrease) in net assets from operations	5,225,800	4,133,259

Contract owner transactions:
Proceeds from units sold	11,426,083	10,005,210
Cost of units redeemed	(5,534,194)	(2,745,779)
Account charges	(57,970)	(44,540)
Increase (decrease)	5,833,919	7,214,891
Net increase (decrease)	11,059,719	11,348,150
Net assets, beginning	25,021,420	13,673,270
Net assets, ending	$36,081,139	$25,021,420

Units sold	8,592,810	8,027,879
Units redeemed	(4,157,656)	(2,256,634)
Net increase (decrease)	4,435,154	5,771,245
Units outstanding, beginning	18,193,311	12,422,066
Units outstanding, ending	22,628,465	18,193,311

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$38,450,490
Cost of units redeemed/account charges	(10,740,511)
Net investment income (loss)	888,089
Net realized gain (loss)	281,667
Realized gain distributions	88,425
Net change in unrealized appreciation (depreciation)	7,112,979
Net assets	$36,081,139

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	19,323	$30,587	1.25%	15.8%	12/31/2020	$1.60	0	$0	1.00%	16.1%	12/31/2020	$1.62	218	$352	0.75%	16.3%
12/31/2019	1.37	15,376	21,025	1.25%	24.8%	12/31/2019	1.38	0	0	1.00%	25.1%	12/31/2019	1.39	173	241	0.75%	25.4%
12/31/2018	1.10	10,115	11,083	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	156	173	0.75%	-7.8%
12/31/2017	1.19	2,992	3,574	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	0	$0	0.50%	16.6%	12/31/2020	$1.65	0	$0	0.25%	16.9%	12/31/2020	$1.67	3,088	$5,143	0.00%	17.2%
12/31/2019	1.40	0	0	0.50%	25.7%	12/31/2019	1.41	0	0	0.25%	26.1%	12/31/2019	1.42	2,644	3,756	0.00%	26.4%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.12	2,151	2,418	0.00%	-7.1%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	1,632	1,976	0.00%	21.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.6%
2018	3.3%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,646,948	$9,551,534	735,653
Receivables: investments sold	35,233
Payables: investments purchased	-
Net assets	$11,682,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,926,593	6,249,724	$1.59
Band 100	-	-	1.60
Band 75	48,912	30,176	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	1,706,676	1,021,319	1.67
Total	$11,682,181	7,301,219

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$179,958
Mortality & expense charges	(86,560)
Net investment income (loss)	93,398

Gain (loss) on investments:
Net realized gain (loss)	104,551
Realized gain distributions	7,217
Net change in unrealized appreciation (depreciation)	1,553,073
Net gain (loss)	1,664,841

Increase (decrease) in net assets from operations	$1,758,239

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$93,398	$86,147
Net realized gain (loss)	104,551	10,931
Realized gain distributions	7,217	5,230
Net change in unrealized appreciation (depreciation)	1,553,073	838,985

Increase (decrease) in net assets from operations	1,758,239	941,293

Contract owner transactions:
Proceeds from units sold	6,010,850	4,320,810
Cost of units redeemed	(2,633,237)	(1,304,760)
Account charges	(35,264)	(23,729)
Increase (decrease)	3,342,349	2,992,321
Net increase (decrease)	5,100,588	3,933,614
Net assets, beginning	6,581,593	2,647,979
Net assets, ending	$11,682,181	$6,581,593

Units sold	4,473,545	3,428,903
Units redeemed	(1,945,132)	(1,058,676)
Net increase (decrease)	2,528,413	2,370,227
Units outstanding, beginning	4,772,806	2,402,579
Units outstanding, ending	7,301,219	4,772,806

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,087,082
Cost of units redeemed/account charges	(4,909,784)
Net investment income (loss)	237,566
Net realized gain (loss)	148,338
Realized gain distributions	23,565
Net change in unrealized appreciation (depreciation)	2,095,414
Net assets	$11,682,181

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	6,250	$9,927	1.25%	15.9%	12/31/2020	$1.60	0	$0	1.00%	16.2%	12/31/2020	$1.62	30	$49	0.75%	16.5%
12/31/2019	1.37	3,958	5,423	1.25%	24.9%	12/31/2019	1.38	0	0	1.00%	25.3%	12/31/2019	1.39	20	28	0.75%	25.6%
12/31/2018	1.10	1,921	2,106	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	13	15	0.75%	-7.8%
12/31/2017	1.20	304	363	1.25%	20.4%	12/31/2017	1.20	0	0	1.00%	20.7%	12/31/2017	1.20	0	0	0.75%	21.0%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	16.8%	12/31/2020	$1.65	0	$0	0.25%	17.1%	12/31/2020	$1.67	1,021	$1,707	0.00%	17.4%
12/31/2019	1.40	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.2%	12/31/2019	1.42	795	1,131	0.00%	26.5%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	468	527	0.00%	-7.1%
12/31/2017	1.21	0	0	0.50%	21.3%	12/31/2017	1.21	0	0	0.25%	21.6%	12/31/2017	1.21	417	505	0.00%	21.9%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.8%
2018	3.4%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,320,561	$6,485,720	439,974
Receivables: investments sold	-
Payables: investments purchased	(3,786)
Net assets	$7,316,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,248,702	4,738,510	$1.32
Band 100	-	-	1.33
Band 75	43,946	32,655	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	1,024,127	738,159	1.39
Total	$7,316,775	5,509,324

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$135,042
Mortality & expense charges	(71,927)
Net investment income (loss)	63,115

Gain (loss) on investments:
Net realized gain (loss)	189,175
Realized gain distributions	23,777
Net change in unrealized appreciation (depreciation)	437,311
Net gain (loss)	650,263

Increase (decrease) in net assets from operations	$713,378

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$63,115	$78,649
Net realized gain (loss)	189,175	22,628
Realized gain distributions	23,777	7,049
Net change in unrealized appreciation (depreciation)	437,311	641,713

Increase (decrease) in net assets from operations	713,378	750,039

Contract owner transactions:
Proceeds from units sold	3,503,821	1,593,165
Cost of units redeemed	(3,500,849)	(721,521)
Account charges	(5,177)	(3,486)
Increase (decrease)	(2,205)	868,158
Net increase (decrease)	711,173	1,618,197
Net assets, beginning	6,605,602	4,987,405
Net assets, ending	$7,316,775	$6,605,602

Units sold	2,987,604	1,394,958
Units redeemed	(2,990,904)	(630,348)
Net increase (decrease)	(3,300)	764,610
Units outstanding, beginning	5,512,624	4,748,014
Units outstanding, ending	5,509,324	5,512,624

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,041,486
Cost of units redeemed/account charges	(5,088,459)
Net investment income (loss)	240,019
Net realized gain (loss)	234,195
Realized gain distributions	54,693
Net change in unrealized appreciation (depreciation)	834,841
Net assets	$7,316,775

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	4,739	$6,249	1.25%	10.7%	12/31/2020	$1.33	0	$0	1.00%	10.9%	12/31/2020	$1.35	33	$44	0.75%	11.2%
12/31/2019	1.19	4,707	5,610	1.25%	14.0%	12/31/2019	1.20	0	0	1.00%	14.2%	12/31/2019	1.21	38	46	0.75%	14.5%
12/31/2018	1.05	3,905	4,084	1.25%	-3.9%	12/31/2018	1.05	0	0	1.00%	-3.6%	12/31/2018	1.06	49	51	0.75%	-3.4%
12/31/2017	1.09	1,109	1,207	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	11.5%	12/31/2020	$1.37	0	$0	0.25%	11.8%	12/31/2020	$1.39	738	$1,024	0.00%	12.1%
12/31/2019	1.22	0	0	0.50%	14.8%	12/31/2019	1.23	0	0	0.25%	15.1%	12/31/2019	1.24	767	949	0.00%	15.4%
12/31/2018	1.06	0	0	0.50%	-3.1%	12/31/2018	1.07	0	0	0.25%	-2.9%	12/31/2018	1.07	794	852	0.00%	-2.7%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	858	946	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	2.8%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$747,552	$720,940	72,411
Receivables: investments sold	37,390
Payables: investments purchased	-
Net assets	$784,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784,942	690,898	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$784,942	690,898

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,261
Mortality & expense charges	(8,905)
Net investment income (loss)	6,356

Gain (loss) on investments:
Net realized gain (loss)	6,739
Realized gain distributions	17,724
Net change in unrealized appreciation (depreciation)	11,111
Net gain (loss)	35,574

Increase (decrease) in net assets from operations	$41,930

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,356	$9,054
Net realized gain (loss)	6,739	12,103
Realized gain distributions	17,724	4,534
Net change in unrealized appreciation (depreciation)	11,111	14,658

Increase (decrease) in net assets from operations	41,930	40,349

Contract owner transactions:
Proceeds from units sold	229,703	333,655
Cost of units redeemed	(134,955)	(223,473)
Account charges	(439)	(427)
Increase (decrease)	94,309	109,755
Net increase (decrease)	136,239	150,104
Net assets, beginning	648,703	498,599
Net assets, ending	$784,942	$648,703

Units sold	206,791	411,285
Units redeemed	(121,836)	(306,488)
Net increase (decrease)	84,955	104,797
Units outstanding, beginning	605,943	501,146
Units outstanding, ending	690,898	605,943

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,128,568
Cost of units redeemed/account charges	(429,610)
Net investment income (loss)	19,603
Net realized gain (loss)	17,511
Realized gain distributions	22,258
Net change in unrealized appreciation (depreciation)	26,612
Net assets	$784,942

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	691	$785	1.25%	6.1%	12/31/2020	$1.15	0	$0	1.00%	6.4%	12/31/2020	$1.16	0	$0	0.75%	6.7%
12/31/2019	1.07	606	649	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%
12/31/2018	0.99	501	499	1.25%	-0.9%	12/31/2018	1.00	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%
12/31/2017	1.00	43	43	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.5%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	6.9%	12/31/2020	$1.18	0	$0	0.25%	7.2%	12/31/2020	$1.19	0	$0	0.00%	7.5%
12/31/2019	1.09	0	0	0.50%	8.4%	12/31/2019	1.10	0	0	0.25%	8.7%	12/31/2019	1.10	0	0	0.00%	9.0%
12/31/2018	1.01	0	0	0.50%	-0.2%	12/31/2018	1.01	0	0	0.25%	0.1%	12/31/2018	1.01	0	0	0.00%	0.3%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.9%
2018	2.7%
2017	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,917,906	$3,332,098	157,667
Receivables: investments sold	-
Payables: investments purchased	(37,721)
Net assets	$3,880,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,880,185	2,453,884	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$3,880,185	2,453,884

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$49,490
Mortality & expense charges	(55,388)
Net investment income (loss)	(5,898)

Gain (loss) on investments:
Net realized gain (loss)	269,178
Realized gain distributions	5,957
Net change in unrealized appreciation (depreciation)	455,319
Net gain (loss)	730,454

Increase (decrease) in net assets from operations	$724,556

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,898)	$21,226
Net realized gain (loss)	269,178	(49,163)
Realized gain distributions	5,957	116,999
Net change in unrealized appreciation (depreciation)	455,319	647,873

Increase (decrease) in net assets from operations	724,556	736,935

Contract owner transactions:
Proceeds from units sold	2,809,573	3,072,154
Cost of units redeemed	(4,684,528)	(1,059,265)
Account charges	(5,691)	(4,118)
Increase (decrease)	(1,880,646)	2,008,771
Net increase (decrease)	(1,156,090)	2,745,706
Net assets, beginning	5,036,275	2,290,569
Net assets, ending	$3,880,185	$5,036,275

Units sold	2,073,648	2,419,493
Units redeemed	(3,405,128)	(869,768)
Net increase (decrease)	(1,331,480)	1,549,725
Units outstanding, beginning	3,785,364	2,235,639
Units outstanding, ending	2,453,884	3,785,364

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,973,997
Cost of units redeemed/account charges	(7,238,199)
Net investment income (loss)	44,921
Net realized gain (loss)	214,464
Realized gain distributions	299,194
Net change in unrealized appreciation (depreciation)	585,808
Net assets	$3,880,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	2,454	$3,880	1.25%	18.8%	12/31/2020	$1.60	0	$0	1.00%	19.1%	12/31/2020	$1.61	0	$0	0.75%	19.4%
12/31/2019	1.33	3,785	5,036	1.25%	29.9%	12/31/2019	1.34	0	0	1.00%	30.2%	12/31/2019	1.35	0	0	0.75%	30.5%
12/31/2018	1.02	2,236	2,291	1.25%	-6.7%	12/31/2018	1.03	0	0	1.00%	-6.5%	12/31/2018	1.03	0	0	0.75%	-6.2%
12/31/2017	1.10	183	201	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.62	0	$0	0.50%	19.7%	12/31/2020	$1.64	0	$0	0.25%	20.0%	12/31/2020	$1.65	0	$0	0.00%	20.3%
12/31/2019	1.36	0	0	0.50%	30.8%	12/31/2019	1.36	0	0	0.25%	31.2%	12/31/2019	1.37	0	0	0.00%	31.5%
12/31/2018	1.04	0	0	0.50%	-6.0%	12/31/2018	1.04	0	0	0.25%	-5.8%	12/31/2018	1.04	0	0	0.00%	-5.5%
12/31/2017	1.10	0	0	0.50%	10.3%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.5%
2018	3.2%
2017	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,405	$140,330	12,927
Receivables: investments sold	4,637
Payables: investments purchased	-
Net assets	$160,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,042	130,607	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$160,042	130,607

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,249
Mortality & expense charges	(1,992)
Net investment income (loss)	257

Gain (loss) on investments:
Net realized gain (loss)	(62)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,912
Net gain (loss)	8,850

Increase (decrease) in net assets from operations	$9,107

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$257	$853
Net realized gain (loss)	(62)	(2,211)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,912	24,220

Increase (decrease) in net assets from operations	9,107	22,862

Contract owner transactions:
Proceeds from units sold	168,707	75,661
Cost of units redeemed	(183,178)	(24,458)
Account charges	(4)	(3)
Increase (decrease)	(14,475)	51,200
Net increase (decrease)	(5,368)	74,062
Net assets, beginning	165,410	91,348
Net assets, ending	$160,042	$165,410

Units sold	152,653	71,483
Units redeemed	(168,515)	(23,515)
Net increase (decrease)	(15,862)	47,968
Units outstanding, beginning	146,469	98,501
Units outstanding, ending	130,607	146,469

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$400,118
Cost of units redeemed/account charges	(255,156)
Net investment income (loss)	2,298
Net realized gain (loss)	(2,293)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,075
Net assets	$160,042

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	131	$160	1.25%	8.5%	12/31/2020	$1.24	0	$0	1.00%	8.8%	12/31/2020	$1.25	0	$0	0.75%	9.1%
12/31/2019	1.13	146	165	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.14	0	0	0.75%	22.4%
12/31/2018	0.93	99	91	1.25%	-14.7%	12/31/2018	0.93	0	0	1.00%	-14.4%	12/31/2018	0.93	0	0	0.75%	-14.2%
12/31/2017	1.09	7	7	1.25%	8.7%	12/31/2017	1.09	0	0	1.00%	8.8%	12/31/2017	1.09	0	0	0.75%	8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	9.3%	12/31/2020	$1.27	0	$0	0.25%	9.6%	12/31/2020	$1.28	0	$0	0.00%	9.9%
12/31/2019	1.15	0	0	0.50%	22.7%	12/31/2019	1.16	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-14.0%	12/31/2018	0.94	0	0	0.25%	-13.8%	12/31/2018	0.95	0	0	0.00%	-13.6%
12/31/2017	1.09	0	0	0.50%	9.1%	12/31/2017	1.09	0	0	0.25%	9.2%	12/31/2017	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.8%
2018	4.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$610,358	$590,855	54,658
Receivables: investments sold	-
Payables: investments purchased	(919)
Net assets	$609,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$609,439	524,671	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$609,439	524,671

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$11,364
Mortality & expense charges	(5,096)
Net investment income (loss)	6,268

Gain (loss) on investments:
Net realized gain (loss)	344
Realized gain distributions	3,845
Net change in unrealized appreciation (depreciation)	19,380
Net gain (loss)	23,569

Increase (decrease) in net assets from operations	$29,837

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,268	$617
Net realized gain (loss)	344	1,372
Realized gain distributions	3,845	-
Net change in unrealized appreciation (depreciation)	19,380	123

Increase (decrease) in net assets from operations	29,837	2,112

Contract owner transactions:
Proceeds from units sold	775,831	116,237
Cost of units redeemed	(261,788)	(52,761)
Account charges	(29)	-
Increase (decrease)	514,014	63,476
Net increase (decrease)	543,851	65,588
Net assets, beginning	65,588	-
Net assets, ending	$609,439	$65,588

Units sold	704,783	200,967
Units redeemed	(240,332)	(140,747)
Net increase (decrease)	464,451	60,220
Units outstanding, beginning	60,220	-
Units outstanding, ending	524,671	60,220

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$892,068
Cost of units redeemed/account charges	(314,578)
Net investment income (loss)	6,885
Net realized gain (loss)	1,716
Realized gain distributions	3,845
Net change in unrealized appreciation (depreciation)	19,503
Net assets	$609,439

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	525	$609	1.25%	6.6%	12/31/2020	$1.17	0	$0	1.00%	6.9%	12/31/2020	$1.18	0	$0	0.75%	7.2%
12/31/2019	1.09	60	66	1.25%	8.1%	12/31/2019	1.09	0	0	1.00%	8.4%	12/31/2019	1.10	0	0	0.75%	8.7%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.9%	12/31/2018	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	7.5%	12/31/2020	$1.19	0	$0	0.25%	7.7%	12/31/2020	$1.20	0	$0	0.00%	8.0%
12/31/2019	1.10	0	0	0.50%	8.9%	12/31/2019	1.11	0	0	0.25%	9.2%	12/31/2019	1.11	0	0	0.00%	9.5%
12/31/2018	1.01	0	0	0.50%	1.1%	12/31/2018	1.01	0	0	0.25%	1.3%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.4%
2019	3.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$507,080	$460,901	26,668
Receivables: investments sold	1,755
Payables: investments purchased	-
Net assets	$508,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,835	399,208	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$508,835	399,208

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$12,487
Mortality & expense charges	(3,849)
Net investment income (loss)	8,638

Gain (loss) on investments:
Net realized gain (loss)	(3,203)
Realized gain distributions	14,229
Net change in unrealized appreciation (depreciation)	46,163
Net gain (loss)	57,189

Increase (decrease) in net assets from operations	$65,827

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,638	$-
Net realized gain (loss)	(3,203)	-
Realized gain distributions	14,229	-
Net change in unrealized appreciation (depreciation)	46,163	16

Increase (decrease) in net assets from operations	65,827	16

Contract owner transactions:
Proceeds from units sold	865,956	263,210
Cost of units redeemed	(686,068)	-
Account charges	(80)	(26)
Increase (decrease)	179,808	263,184
Net increase (decrease)	245,635	263,200
Net assets, beginning	263,200	-
Net assets, ending	$508,835	$263,200

Units sold	815,706	244,147
Units redeemed	(660,621)	(24)
Net increase (decrease)	155,085	244,123
Units outstanding, beginning	244,123	-
Units outstanding, ending	399,208	244,123

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,129,166
Cost of units redeemed/account charges	(686,174)
Net investment income (loss)	8,638
Net realized gain (loss)	(3,203)
Realized gain distributions	14,229
Net change in unrealized appreciation (depreciation)	46,179
Net assets	$508,835

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	399	$509	1.25%	18.2%	12/31/2020	$1.28	0	$0	1.00%	18.5%	12/31/2020	$1.29	0	$0	0.75%	18.8%
12/31/2019	1.08	244	263	1.25%	26.3%	12/31/2019	1.08	0	0	1.00%	26.6%	12/31/2019	1.09	0	0	0.75%	26.9%
12/31/2018	0.85	0	0	1.25%	-14.6%	12/31/2018	0.85	0	0	1.00%	-14.5%	12/31/2018	0.86	0	0	0.75%	-14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	19.1%	12/31/2020	$1.31	0	$0	0.25%	19.4%	12/31/2020	$1.32	0	$0	0.00%	19.7%
12/31/2019	1.09	0	0	0.50%	27.3%	12/31/2019	1.10	0	0	0.25%	27.6%	12/31/2019	1.10	0	0	0.00%	27.9%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,337	$206,725	15,930
Receivables: investments sold	385
Payables: investments purchased	-
Net assets	$218,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,722	182,912	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$218,722	182,912

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,769
Mortality & expense charges	(2,266)
Net investment income (loss)	2,503

Gain (loss) on investments:
Net realized gain (loss)	165
Realized gain distributions	4,981
Net change in unrealized appreciation (depreciation)	11,610
Net gain (loss)	16,756

Increase (decrease) in net assets from operations	$19,259

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,503	$-
Net realized gain (loss)	165	-
Realized gain distributions	4,981	-
Net change in unrealized appreciation (depreciation)	11,610	2

Increase (decrease) in net assets from operations	19,259	2

Contract owner transactions:
Proceeds from units sold	226,326	176,684
Cost of units redeemed	(203,498)	-
Account charges	(40)	(11)
Increase (decrease)	22,788	176,673
Net increase (decrease)	42,047	176,675
Net assets, beginning	176,675	-
Net assets, ending	$218,722	$176,675

Units sold	207,076	163,656
Units redeemed	(187,810)	(10)
Net increase (decrease)	19,266	163,646
Units outstanding, beginning	163,646	-
Units outstanding, ending	182,912	163,646

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$403,010
Cost of units redeemed/account charges	(203,549)
Net investment income (loss)	2,503
Net realized gain (loss)	165
Realized gain distributions	4,981
Net change in unrealized appreciation (depreciation)	11,612
Net assets	$218,722

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	183	$219	1.25%	10.8%	12/31/2020	$1.20	0	$0	1.00%	11.0%	12/31/2020	$1.21	0	$0	0.75%	11.3%
12/31/2019	1.08	164	177	1.25%	14.1%	12/31/2019	1.08	0	0	1.00%	14.4%	12/31/2019	1.09	0	0	0.75%	14.7%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	11.6%	12/31/2020	$1.23	0	$0	0.25%	11.9%	12/31/2020	$1.24	0	$0	0.00%	12.2%
12/31/2019	1.09	0	0	0.50%	15.0%	12/31/2019	1.10	0	0	0.25%	15.3%	12/31/2019	1.10	0	0	0.00%	15.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,623	$219,464	11,027
Receivables: investments sold	-
Payables: investments purchased	(33,750)
Net assets	$191,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,873	152,812	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$191,873	152,812

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,981
Mortality & expense charges	(501)
Net investment income (loss)	4,480

Gain (loss) on investments:
Net realized gain (loss)	26
Realized gain distributions	8,404
Net change in unrealized appreciation (depreciation)	6,159
Net gain (loss)	14,589

Increase (decrease) in net assets from operations	$19,069

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,480	$-
Net realized gain (loss)	26	-
Realized gain distributions	8,404	-
Net change in unrealized appreciation (depreciation)	6,159	-

Increase (decrease) in net assets from operations	19,069	-

Contract owner transactions:
Proceeds from units sold	404,553	-
Cost of units redeemed	(231,749)	-
Account charges	-	-
Increase (decrease)	172,804	-
Net increase (decrease)	191,873	-
Net assets, beginning	-	-
Net assets, ending	$191,873	$-

Units sold	358,164	-
Units redeemed	(205,352)	-
Net increase (decrease)	152,812	-
Units outstanding, beginning	-	-
Units outstanding, ending	152,812	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$404,553
Cost of units redeemed/account charges	(231,749)
Net investment income (loss)	4,480
Net realized gain (loss)	26
Realized gain distributions	8,404
Net change in unrealized appreciation (depreciation)	6,159
Net assets	$191,873

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	153	$192	1.25%	16.0%	12/31/2020	$1.26	0	$0	1.00%	16.3%	12/31/2020	$1.27	0	$0	0.75%	16.6%
12/31/2019	1.08	0	0	1.25%	22.7%	12/31/2019	1.09	0	0	1.00%	23.0%	12/31/2019	1.09	0	0	0.75%	23.3%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	16.9%	12/31/2020	$1.29	0	$0	0.25%	17.2%	12/31/2020	$1.30	0	$0	0.00%	17.5%
12/31/2019	1.10	0	0	0.50%	23.6%	12/31/2019	1.10	0	0	0.25%	24.0%	12/31/2019	1.10	0	0	0.00%	24.3%
12/31/2018	0.89	0	0	0.50%	-11.4%	12/31/2018	0.89	0	0	0.25%	-11.2%	12/31/2018	0.89	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.2%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	0	$0	1.25%	7.4%	12/31/2020	$1.16	0	$0	1.00%	7.7%	12/31/2020	$1.16	0	$0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	9.5%	12/31/2019	1.07	0	0	1.00%	9.8%	12/31/2019	1.08	0	0	0.75%	10.1%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.2%	12/31/2018	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	8.3%	12/31/2020	$1.18	0	$0	0.25%	8.5%	12/31/2020	$1.19	0	$0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	10.4%	12/31/2019	1.09	0	0	0.25%	10.7%	12/31/2019	1.09	0	0	0.00%	10.9%
12/31/2018	0.98	0	0	0.50%	-1.9%	12/31/2018	0.98	0	0	0.25%	-1.7%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	1.25%	9.9%	12/31/2020	$1.21	0	$0	1.00%	10.1%	12/31/2020	$1.21	0	$0	0.75%	10.4%
12/31/2019	1.09	0	0	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.3%	12/31/2019	1.10	0	0	0.75%	14.6%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	10.7%	12/31/2020	$1.23	0	$0	0.25%	11.0%	12/31/2020	$1.24	0	$0	0.00%	11.2%
12/31/2019	1.10	0	0	0.50%	14.9%	12/31/2019	1.11	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	10.4%	12/31/2020	$1.21	0	$0	1.00%	10.7%	12/31/2020	$1.22	0	$0	0.75%	11.0%
12/31/2019	1.09	0	0	1.25%	15.1%	12/31/2019	1.10	0	0	1.00%	15.4%	12/31/2019	1.10	0	0	0.75%	15.6%
12/31/2018	0.95	0	0	1.25%	-5.0%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	11.2%	12/31/2020	$1.24	0	$0	0.25%	11.5%	12/31/2020	$1.25	0	$0	0.00%	11.8%
12/31/2019	1.11	0	0	0.50%	15.9%	12/31/2019	1.11	0	0	0.25%	16.2%	12/31/2019	1.12	0	0	0.00%	16.5%
12/31/2018	0.95	0	0	0.50%	-4.5%	12/31/2018	0.96	0	0	0.25%	-4.4%	12/31/2018	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.21	0	$0	1.25%	11.0%	12/31/2020	$1.22	0	$0	1.00%	11.3%	12/31/2020	$1.23	0	$0	0.75%	11.5%
12/31/2019	1.09	0	0	1.25%	16.3%	12/31/2019	1.10	0	0	1.00%	16.6%	12/31/2019	1.10	0	0	0.75%	16.9%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	11.8%	12/31/2020	$1.25	0	$0	0.25%	12.1%	12/31/2020	$1.26	0	$0	0.00%	12.4%
12/31/2019	1.11	0	0	0.50%	17.2%	12/31/2019	1.11	0	0	0.25%	17.5%	12/31/2019	1.12	0	0	0.00%	17.8%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,686	$57,085	5,750
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$63,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,718	51,808	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$63,718	51,808

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,661
Mortality & expense charges	(433)
Net investment income (loss)	1,228

Gain (loss) on investments:
Net realized gain (loss)	324
Realized gain distributions	2,277
Net change in unrealized appreciation (depreciation)	6,601
Net gain (loss)	9,202

Increase (decrease) in net assets from operations	$10,430

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,228	$-
Net realized gain (loss)	324	-
Realized gain distributions	2,277	-
Net change in unrealized appreciation (depreciation)	6,601	-

Increase (decrease) in net assets from operations	10,430	-

Contract owner transactions:
Proceeds from units sold	58,978	-
Cost of units redeemed	(5,650)	-
Account charges	(40)	-
Increase (decrease)	53,288	-
Net increase (decrease)	63,718	-
Net assets, beginning	-	-
Net assets, ending	$63,718	$-

Units sold	57,105	-
Units redeemed	(5,297)	-
Net increase (decrease)	51,808	-
Units outstanding, beginning	-	-
Units outstanding, ending	51,808	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$58,978
Cost of units redeemed/account charges	(5,690)
Net investment income (loss)	1,228
Net realized gain (loss)	324
Realized gain distributions	2,277
Net change in unrealized appreciation (depreciation)	6,601
Net assets	$63,718

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	52	$64	1.25%	12.0%	12/31/2020	$1.24	0	$0	1.00%	12.3%	12/31/2020	$1.25	0	$0	0.75%	12.6%
12/31/2019	1.10	0	0	1.25%	18.0%	12/31/2019	1.10	0	0	1.00%	18.3%	12/31/2019	1.11	0	0	0.75%	18.6%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	12.9%	12/31/2020	$1.26	0	$0	0.25%	13.2%	12/31/2020	$1.27	0	$0	0.00%	13.4%
12/31/2019	1.11	0	0	0.50%	18.8%	12/31/2019	1.12	0	0	0.25%	19.1%	12/31/2019	1.12	0	0	0.00%	19.4%
12/31/2018	0.94	0	0	0.50%	-6.5%	12/31/2018	0.94	0	0	0.25%	-6.3%	12/31/2018	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.2%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$677,082	$607,146	60,427
Receivables: investments sold	914
Payables: investments purchased	-
Net assets	$677,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$677,996	544,761	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$677,996	544,761

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,099
Mortality & expense charges	(8,886)
Net investment income (loss)	9,213

Gain (loss) on investments:
Net realized gain (loss)	67,120
Realized gain distributions	26,331
Net change in unrealized appreciation (depreciation)	73,255
Net gain (loss)	166,706

Increase (decrease) in net assets from operations	$175,919

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,213	$3,923
Net realized gain (loss)	67,120	(223)
Realized gain distributions	26,331	12,352
Net change in unrealized appreciation (depreciation)	73,255	54,363

Increase (decrease) in net assets from operations	175,919	70,415

Contract owner transactions:
Proceeds from units sold	696,532	14,102
Cost of units redeemed	(629,437)	-
Account charges	(764)	-
Increase (decrease)	66,331	14,102
Net increase (decrease)	242,250	84,517
Net assets, beginning	435,746	351,229
Net assets, ending	$677,996	$435,746

Units sold	688,650	13,726
Units redeemed	(539,939)	-
Net increase (decrease)	148,711	13,726
Units outstanding, beginning	396,050	382,324
Units outstanding, ending	544,761	396,050

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,091,298
Cost of units redeemed/account charges	(630,201)
Net investment income (loss)	22,621
Net realized gain (loss)	66,820
Realized gain distributions	57,522
Net change in unrealized appreciation (depreciation)	69,936
Net assets	$677,996

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	545	$678	1.25%	13.1%	12/31/2020	$1.25	0	$0	1.00%	13.4%	12/31/2020	$1.26	0	$0	0.75%	13.7%
12/31/2019	1.10	396	436	1.25%	19.8%	12/31/2019	1.10	0	0	1.00%	20.1%	12/31/2019	1.11	0	0	0.75%	20.4%
12/31/2018	0.92	382	351	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	14.0%	12/31/2020	$1.28	0	$0	0.25%	14.3%	12/31/2020	$1.29	0	$0	0.00%	14.5%
12/31/2019	1.11	0	0	0.50%	20.7%	12/31/2019	1.12	0	0	0.25%	21.0%	12/31/2019	1.12	0	0	0.00%	21.3%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.5%	12/31/2018	0.93	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.3%
2019	2.3%
2018	6.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$772,849	$733,360	67,755
Receivables: investments sold	2,270
Payables: investments purchased	-
Net assets	$775,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$775,119	616,260	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$775,119	616,260

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20,047
Mortality & expense charges	(7,737)
Net investment income (loss)	12,310

Gain (loss) on investments:
Net realized gain (loss)	(267)
Realized gain distributions	34,057
Net change in unrealized appreciation (depreciation)	55,854
Net gain (loss)	89,644

Increase (decrease) in net assets from operations	$101,954

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,310	$4,966
Net realized gain (loss)	(267)	(441)
Realized gain distributions	34,057	17,943
Net change in unrealized appreciation (depreciation)	55,854	70,689

Increase (decrease) in net assets from operations	101,954	93,157

Contract owner transactions:
Proceeds from units sold	117,647	46,198
Cost of units redeemed	-	-
Account charges	(14)	(3)
Increase (decrease)	117,633	46,195
Net increase (decrease)	219,587	139,352
Net assets, beginning	555,532	416,180
Net assets, ending	$775,119	$555,532

Units sold	112,544	45,173
Units redeemed	(13)	(3)
Net increase (decrease)	112,531	45,170
Units outstanding, beginning	503,729	458,559
Units outstanding, ending	616,260	503,729

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$633,650
Cost of units redeemed/account charges	(17)
Net investment income (loss)	27,812
Net realized gain (loss)	(804)
Realized gain distributions	74,989
Net change in unrealized appreciation (depreciation)	39,489
Net assets	$775,119

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	616	$775	1.25%	14.0%	12/31/2020	$1.27	0	$0	1.00%	14.3%	12/31/2020	$1.27	0	$0	0.75%	14.6%
12/31/2019	1.10	504	556	1.25%	21.5%	12/31/2019	1.11	0	0	1.00%	21.8%	12/31/2019	1.11	0	0	0.75%	22.1%
12/31/2018	0.91	459	416	1.25%	-9.2%	12/31/2018	0.91	0	0	1.00%	-9.1%	12/31/2018	0.91	0	0	0.75%	-8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	14.9%	12/31/2020	$1.29	0	$0	0.25%	15.2%	12/31/2020	$1.30	0	$0	0.00%	15.5%
12/31/2019	1.12	0	0	0.50%	22.4%	12/31/2019	1.12	0	0	0.25%	22.7%	12/31/2019	1.13	0	0	0.00%	23.0%
12/31/2018	0.91	0	0	0.50%	-8.8%	12/31/2018	0.91	0	0	0.25%	-8.6%	12/31/2018	0.92	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.0%
2019	2.3%
2018	5.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529,185	$487,310	46,260
Receivables: investments sold	964
Payables: investments purchased	-
Net assets	$530,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$530,149	418,019	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$530,149	418,019

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,024
Mortality & expense charges	(5,238)
Net investment income (loss)	8,786

Gain (loss) on investments:
Net realized gain (loss)	605
Realized gain distributions	26,573
Net change in unrealized appreciation (depreciation)	41,017
Net gain (loss)	68,195

Increase (decrease) in net assets from operations	$76,981

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,786	$2,539
Net realized gain (loss)	605	(161)
Realized gain distributions	26,573	13,457
Net change in unrealized appreciation (depreciation)	41,017	47,786

Increase (decrease) in net assets from operations	76,981	63,621

Contract owner transactions:
Proceeds from units sold	96,678	41,215
Cost of units redeemed	(10,843)	-
Account charges	(113)	(16)
Increase (decrease)	85,722	41,199
Net increase (decrease)	162,703	104,820
Net assets, beginning	367,446	262,626
Net assets, ending	$530,149	$367,446

Units sold	94,288	40,249
Units redeemed	(9,441)	(14)
Net increase (decrease)	84,847	40,235
Units outstanding, beginning	333,172	292,937
Units outstanding, ending	418,019	333,172

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$423,442
Cost of units redeemed/account charges	(10,972)
Net investment income (loss)	18,136
Net realized gain (loss)	407
Realized gain distributions	57,261
Net change in unrealized appreciation (depreciation)	41,875
Net assets	$530,149

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	418	$530	1.25%	15.0%	12/31/2020	$1.28	0	$0	1.00%	15.3%	12/31/2020	$1.29	0	$0	0.75%	15.6%
12/31/2019	1.10	333	367	1.25%	23.0%	12/31/2019	1.11	0	0	1.00%	23.3%	12/31/2019	1.11	0	0	0.75%	23.6%
12/31/2018	0.90	293	263	1.25%	-10.3%	12/31/2018	0.90	0	0	1.00%	-10.2%	12/31/2018	0.90	0	0	0.75%	-10.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	15.9%	12/31/2020	$1.30	0	$0	0.25%	16.1%	12/31/2020	$1.31	0	$0	0.00%	16.4%
12/31/2019	1.12	0	0	0.50%	23.9%	12/31/2019	1.12	0	0	0.25%	24.3%	12/31/2019	1.13	0	0	0.00%	24.6%
12/31/2018	0.90	0	0	0.50%	-9.9%	12/31/2018	0.90	0	0	0.25%	-9.7%	12/31/2018	0.90	0	0	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.1%
2019	2.0%
2018	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,413	$51,795	4,244
Receivables: investments sold	386
Payables: investments purchased	-
Net assets	$59,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,799	46,727	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$59,799	46,727

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,396
Mortality & expense charges	(463)
Net investment income (loss)	933

Gain (loss) on investments:
Net realized gain (loss)	13
Realized gain distributions	2,730
Net change in unrealized appreciation (depreciation)	6,981
Net gain (loss)	9,724

Increase (decrease) in net assets from operations	$10,657

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$933	$209
Net realized gain (loss)	13	185
Realized gain distributions	2,730	692
Net change in unrealized appreciation (depreciation)	6,981	668

Increase (decrease) in net assets from operations	10,657	1,754

Contract owner transactions:
Proceeds from units sold	30,490	18,958
Cost of units redeemed	-	(2,348)
Account charges	(24)	(6)
Increase (decrease)	30,466	16,604
Net increase (decrease)	41,123	18,358
Net assets, beginning	18,676	318
Net assets, ending	$59,799	$18,676

Units sold	29,842	18,801
Units redeemed	(22)	(2,252)
Net increase (decrease)	29,820	16,549
Units outstanding, beginning	16,907	358
Units outstanding, ending	46,727	16,907

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,786
Cost of units redeemed/account charges	(2,378)
Net investment income (loss)	1,148
Net realized gain (loss)	198
Realized gain distributions	3,427
Net change in unrealized appreciation (depreciation)	7,618
Net assets	$59,799

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	47	$60	1.25%	15.9%	12/31/2020	$1.29	0	$0	1.00%	16.1%	12/31/2020	$1.30	0	$0	0.75%	16.4%
12/31/2019	1.10	17	19	1.25%	24.3%	12/31/2019	1.11	0	0	1.00%	24.6%	12/31/2019	1.11	0	0	0.75%	24.9%
12/31/2018	0.89	0	0	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	16.7%	12/31/2020	$1.31	0	$0	0.25%	17.0%	12/31/2020	$1.32	0	$0	0.00%	17.3%
12/31/2019	1.12	0	0	0.50%	25.2%	12/31/2019	1.12	0	0	0.25%	25.6%	12/31/2019	1.13	0	0	0.00%	25.9%
12/31/2018	0.89	0	0	0.50%	-10.7%	12/31/2018	0.89	0	0	0.25%	-10.5%	12/31/2018	0.90	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	3.1%
2018	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,646	$130,138	10,695
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$152,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,726	119,205	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$152,726	119,205

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,556
Mortality & expense charges	(1,182)
Net investment income (loss)	2,374

Gain (loss) on investments:
Net realized gain (loss)	32
Realized gain distributions	6,269
Net change in unrealized appreciation (depreciation)	21,218
Net gain (loss)	27,519

Increase (decrease) in net assets from operations	$29,893

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,374	$248
Net realized gain (loss)	32	(2)
Realized gain distributions	6,269	1,519
Net change in unrealized appreciation (depreciation)	21,218	5,269

Increase (decrease) in net assets from operations	29,893	7,034

Contract owner transactions:
Proceeds from units sold	81,360	7,201
Cost of units redeemed	-	-
Account charges	(34)	(6)
Increase (decrease)	81,326	7,195
Net increase (decrease)	111,219	14,229
Net assets, beginning	41,507	27,278
Net assets, ending	$152,726	$41,507

Units sold	81,663	6,806
Units redeemed	(31)	(6)
Net increase (decrease)	81,632	6,800
Units outstanding, beginning	37,573	30,773
Units outstanding, ending	119,205	37,573

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$118,501
Cost of units redeemed/account charges	(40)
Net investment income (loss)	3,263
Net realized gain (loss)	27
Realized gain distributions	8,467
Net change in unrealized appreciation (depreciation)	22,508
Net assets	$152,726

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	119	$153	1.25%	16.0%	12/31/2020	$1.29	0	$0	1.00%	16.3%	12/31/2020	$1.30	0	$0	0.75%	16.6%
12/31/2019	1.10	38	42	1.25%	24.6%	12/31/2019	1.11	0	0	1.00%	24.9%	12/31/2019	1.11	0	0	0.75%	25.2%
12/31/2018	0.89	31	27	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	16.8%	12/31/2020	$1.32	0	$0	0.25%	17.1%	12/31/2020	$1.32	0	$0	0.00%	17.4%
12/31/2019	1.12	0	0	0.50%	25.6%	12/31/2019	1.12	0	0	0.25%	25.9%	12/31/2019	1.13	0	0	0.00%	26.2%
12/31/2018	0.89	0	0	0.50%	-10.9%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.7%
2019	1.9%
2018	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,411	$93,188	6,864
Receivables: investments sold	263
Payables: investments purchased	-
Net assets	$113,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,674	88,616	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$113,674	88,616

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,616
Mortality & expense charges	(909)
Net investment income (loss)	1,707

Gain (loss) on investments:
Net realized gain (loss)	6,896
Realized gain distributions	3,450
Net change in unrealized appreciation (depreciation)	20,223
Net gain (loss)	30,569

Increase (decrease) in net assets from operations	$32,276

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,707	$-
Net realized gain (loss)	6,896	-
Realized gain distributions	3,450	-
Net change in unrealized appreciation (depreciation)	20,223	-

Increase (decrease) in net assets from operations	32,276	-

Contract owner transactions:
Proceeds from units sold	110,802	-
Cost of units redeemed	(29,402)	-
Account charges	(2)	-
Increase (decrease)	81,398	-
Net increase (decrease)	113,674	-
Net assets, beginning	-	-
Net assets, ending	$113,674	$-

Units sold	112,037	-
Units redeemed	(23,421)	-
Net increase (decrease)	88,616	-
Units outstanding, beginning	-	-
Units outstanding, ending	88,616	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$110,802
Cost of units redeemed/account charges	(29,404)
Net investment income (loss)	1,707
Net realized gain (loss)	6,896
Realized gain distributions	3,450
Net change in unrealized appreciation (depreciation)	20,223
Net assets	$113,674

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	89	$114	1.25%	16.1%	12/31/2020	$1.29	0	$0	1.00%	16.4%	12/31/2020	$1.30	0	$0	0.75%	16.6%
12/31/2019	1.11	0	0	1.25%	24.8%	12/31/2019	1.11	0	0	1.00%	25.1%	12/31/2019	1.11	0	0	0.75%	25.4%
12/31/2018	0.89	0	0	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	16.9%	12/31/2020	$1.32	0	$0	0.25%	17.2%	12/31/2020	$1.33	0	$0	0.00%	17.5%
12/31/2019	1.12	0	0	0.50%	25.7%	12/31/2019	1.12	0	0	0.25%	26.0%	12/31/2019	1.13	0	0	0.00%	26.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.8%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.6%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	1.25%	16.3%	12/31/2020	$1.29	0	$0	1.00%	16.6%	12/31/2020	$1.30	0	$0	0.75%	16.9%
12/31/2019	1.11	0	0	1.25%	25.1%	12/31/2019	1.11	0	0	1.00%	25.4%	12/31/2019	1.11	0	0	0.75%	25.7%
12/31/2018	0.88	0	0	1.25%	-11.6%	12/31/2018	0.89	0	0	1.00%	-11.5%	12/31/2018	0.89	0	0	0.75%	-11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	17.2%	12/31/2020	$1.32	0	$0	0.25%	17.5%	12/31/2020	$1.33	0	$0	0.00%	17.8%
12/31/2019	1.12	0	0	0.50%	26.1%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.13	0	0	0.00%	26.7%
12/31/2018	0.89	0	0	0.50%	-11.2%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,683	$24,095	6,459
Receivables: investments sold	76,800
Payables: investments purchased	-
Net assets	$101,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,483	81,796	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$101,483	81,796

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$409
Mortality & expense charges	(68)
Net investment income (loss)	341

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	748
Net change in unrealized appreciation (depreciation)	588
Net gain (loss)	1,339

Increase (decrease) in net assets from operations	$1,680

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$341	$-
Net realized gain (loss)	3	-
Realized gain distributions	748	-
Net change in unrealized appreciation (depreciation)	588	-

Increase (decrease) in net assets from operations	1,680	-

Contract owner transactions:
Proceeds from units sold	101,525	-
Cost of units redeemed	(1,722)	-
Account charges	-	-
Increase (decrease)	99,803	-
Net increase (decrease)	101,483	-
Net assets, beginning	-	-
Net assets, ending	$101,483	$-

Units sold	83,343	-
Units redeemed	(1,547)	-
Net increase (decrease)	81,796	-
Units outstanding, beginning	-	-
Units outstanding, ending	81,796	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$101,525
Cost of units redeemed/account charges	(1,722)
Net investment income (loss)	341
Net realized gain (loss)	3
Realized gain distributions	748
Net change in unrealized appreciation (depreciation)	588
Net assets	$101,483

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	82	$101	1.25%	14.0%	12/31/2020	$1.25	0	$0	1.00%	14.3%	12/31/2020	$1.26	0	$0	0.75%	14.6%
12/31/2019	1.09	0	0	1.25%	19.1%	12/31/2019	1.09	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%
12/31/2018	0.91	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.92	0	0	0.75%	-8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	14.9%	12/31/2020	$1.27	0	$0	0.25%	15.2%	12/31/2020	$1.28	0	$0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-8.2%	12/31/2018	0.92	0	0	0.25%	-8.0%	12/31/2018	0.92	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,669	$27,552	2,345
Receivables: investments sold	300
Payables: investments purchased	-
Net assets	$28,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,969	24,231	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$28,969	24,231

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$504
Mortality & expense charges	(166)
Net investment income (loss)	338

Gain (loss) on investments:
Net realized gain (loss)	3,048
Realized gain distributions	869
Net change in unrealized appreciation (depreciation)	1,117
Net gain (loss)	5,034

Increase (decrease) in net assets from operations	$5,372

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$338	$-
Net realized gain (loss)	3,048	-
Realized gain distributions	869	-
Net change in unrealized appreciation (depreciation)	1,117	-

Increase (decrease) in net assets from operations	5,372	-

Contract owner transactions:
Proceeds from units sold	110,723	-
Cost of units redeemed	(87,084)	-
Account charges	(42)	-
Increase (decrease)	23,597	-
Net increase (decrease)	28,969	-
Net assets, beginning	-	-
Net assets, ending	$28,969	$-

Units sold	115,410	-
Units redeemed	(91,179)	-
Net increase (decrease)	24,231	-
Units outstanding, beginning	-	-
Units outstanding, ending	24,231	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$110,723
Cost of units redeemed/account charges	(87,126)
Net investment income (loss)	338
Net realized gain (loss)	3,048
Realized gain distributions	869
Net change in unrealized appreciation (depreciation)	1,117
Net assets	$28,969

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	24	$29	1.25%	9.7%	12/31/2020	$1.20	0	$0	1.00%	10.0%	12/31/2020	$1.21	0	$0	0.75%	10.3%
12/31/2019	1.09	0	0	1.25%	13.9%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.10	0	0	0.75%	14.4%
12/31/2018	0.96	0	0	1.25%	-4.3%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	0	$0	0.50%	10.5%	12/31/2020	$1.23	0	$0	0.25%	10.8%	12/31/2020	$1.24	0	$0	0.00%	11.1%
12/31/2019	1.10	0	0	0.50%	14.7%	12/31/2019	1.11	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.3%
12/31/2018	0.96	0	0	0.50%	-3.8%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.97	0	0	0.00%	-3.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.5%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,605	$236,931	13,987
Receivables: investments sold	-
Payables: investments purchased	(451)
Net assets	$247,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$247,154	195,608	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$247,154	195,608

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,026
Mortality & expense charges	(1,270)
Net investment income (loss)	756

Gain (loss) on investments:
Net realized gain (loss)	(2,964)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,975
Net gain (loss)	11,011

Increase (decrease) in net assets from operations	$11,767

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$756	$238
Net realized gain (loss)	(2,964)	(4)
Realized gain distributions	-	3,044
Net change in unrealized appreciation (depreciation)	13,975	(3,301)

Increase (decrease) in net assets from operations	11,767	(23)

Contract owner transactions:
Proceeds from units sold	483,723	72,578
Cost of units redeemed	(320,517)	-
Account charges	(322)	(52)
Increase (decrease)	162,884	72,526
Net increase (decrease)	174,651	72,503
Net assets, beginning	72,503	-
Net assets, ending	$247,154	$72,503

Units sold	686,905	57,462
Units redeemed	(548,718)	(41)
Net increase (decrease)	138,187	57,421
Units outstanding, beginning	57,421	-
Units outstanding, ending	195,608	57,421

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$556,301
Cost of units redeemed/account charges	(320,891)
Net investment income (loss)	994
Net realized gain (loss)	(2,968)
Realized gain distributions	3,044
Net change in unrealized appreciation (depreciation)	10,674
Net assets	$247,154

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	196	$247	1.25%	0.1%	12/31/2020	$1.27	0	$0	1.00%	0.3%	12/31/2020	$1.28	0	$0	0.75%	0.6%
12/31/2019	1.26	57	73	1.25%	29.5%	12/31/2019	1.27	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%
12/31/2018	0.98	0	0	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.98	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	0.8%	12/31/2020	$1.29	0	$0	0.25%	1.1%	12/31/2020	$1.30	0	$0	0.00%	1.3%
12/31/2019	1.27	0	0	0.50%	30.4%	12/31/2019	1.28	0	0	0.25%	30.8%	12/31/2019	1.28	0	0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-2.3%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	1.25%	17.9%	12/31/2020	$1.28	0	$0	1.00%	18.2%	12/31/2020	$1.29	0	$0	0.75%	18.5%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.08	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	18.8%	12/31/2020	$1.29	0	$0	0.25%	19.1%	12/31/2020	$1.30	0	$0	0.00%	19.4%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	1.25%	15.7%	12/31/2020	$1.30	0	$0	1.00%	16.0%	12/31/2020	$1.30	0	$0	0.75%	16.3%
12/31/2019	1.12	0	0	1.25%	11.7%	12/31/2019	1.12	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	16.6%	12/31/2020	$1.31	0	$0	0.25%	16.9%	12/31/2020	$1.32	0	$0	0.00%	17.2%
12/31/2019	1.12	0	0	0.50%	12.2%	12/31/2019	1.12	0	0	0.25%	12.3%	12/31/2019	1.13	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,370,304	$1,081,671	54,593
Receivables: investments sold	-
Payables: investments purchased	(3,291)
Net assets	$1,367,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,367,013	400,161	$3.42
Band 100	-	-	3.51
Band 75	-	-	3.61
Band 50	-	-	3.71
Band 25	-	-	3.81
Band 0	-	-	3.92
Total	$1,367,013	400,161

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,359
Mortality & expense charges	(24,177)
Net investment income (loss)	(9,818)

Gain (loss) on investments:
Net realized gain (loss)	282,296
Realized gain distributions	2,085
Net change in unrealized appreciation (depreciation)	32,557
Net gain (loss)	316,938

Increase (decrease) in net assets from operations	$307,120

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,818)	$(1,075)
Net realized gain (loss)	282,296	149,544
Realized gain distributions	2,085	82,601
Net change in unrealized appreciation (depreciation)	32,557	481,027

Increase (decrease) in net assets from operations	307,120	712,097

Contract owner transactions:
Proceeds from units sold	598,545	499,117
Cost of units redeemed	(1,701,027)	(1,701,025)
Account charges	(2,874)	(4,061)
Increase (decrease)	(1,105,356)	(1,205,969)
Net increase (decrease)	(798,236)	(493,872)
Net assets, beginning	2,165,249	2,659,121
Net assets, ending	$1,367,013	$2,165,249

Units sold	213,477	196,352
Units redeemed	(564,938)	(640,385)
Net increase (decrease)	(351,461)	(444,033)
Units outstanding, beginning	751,622	1,195,655
Units outstanding, ending	400,161	751,622

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,568,314
Cost of units redeemed/account charges	(10,488,220)
Net investment income (loss)	33,483
Net realized gain (loss)	1,334,488
Realized gain distributions	630,315
Net change in unrealized appreciation (depreciation)	288,633
Net assets	$1,367,013

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.42	400	$1,367	1.25%	18.6%	12/31/2020	$3.51	0	$0	1.00%	18.9%	12/31/2020	$3.61	0	$0	0.75%	19.2%
12/31/2019	2.88	752	2,165	1.25%	29.5%	12/31/2019	2.95	0	0	1.00%	29.9%	12/31/2019	3.03	0	0	0.75%	30.2%
12/31/2018	2.22	1,196	2,659	1.25%	-7.0%	12/31/2018	2.27	0	0	1.00%	-6.7%	12/31/2018	2.33	0	0	0.75%	-6.5%
12/31/2017	2.39	1,504	3,595	1.25%	19.1%	12/31/2017	2.44	0	0	1.00%	19.4%	12/31/2017	2.49	0	0	0.75%	19.7%
12/31/2016	2.01	1,611	3,232	1.25%	11.8%	12/31/2016	2.04	0	0	1.00%	12.1%	12/31/2016	2.08	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.71	0	$0	0.50%	19.5%	12/31/2020	$3.81	0	$0	0.25%	19.8%	12/31/2020	$3.92	0	$0	0.00%	20.1%
12/31/2019	3.11	0	0	0.50%	30.5%	12/31/2019	3.18	0	0	0.25%	30.8%	12/31/2019	3.27	0	0	0.00%	31.2%
12/31/2018	2.38	0	0	0.50%	-6.2%	12/31/2018	2.43	0	0	0.25%	-6.0%	12/31/2018	2.49	0	0	0.00%	-5.8%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.59	0	0	0.25%	20.3%	12/31/2017	2.64	0	0	0.00%	20.6%
12/31/2016	2.11	0	0	0.50%	12.7%	12/31/2016	2.15	0	0	0.25%	13.0%	12/31/2016	2.19	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.4%
2018	1.2%
2017	1.4%
2016	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Timothy Plan Strategic Growth Fund A Class - 06-341
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,196	$51,740	6,267
Receivables: investments sold	-
Payables: investments purchased	(1,201)
Net assets	$63,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,995	54,489	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.30
Band 25	-	-	1.34
Band 0	-	-	1.38
Total	$63,995	54,489

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$90
Mortality & expense charges	(775)
Net investment income (loss)	(685)

Gain (loss) on investments:
Net realized gain (loss)	2,063
Realized gain distributions	2,055
Net change in unrealized appreciation (depreciation)	633
Net gain (loss)	4,751

Increase (decrease) in net assets from operations	$4,066

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(685)	$(1,599)
Net realized gain (loss)	2,063	18,492
Realized gain distributions	2,055	3,376
Net change in unrealized appreciation (depreciation)	633	(71)

Increase (decrease) in net assets from operations	4,066	20,198

Contract owner transactions:
Proceeds from units sold	3,084	4,432
Cost of units redeemed	(11,972)	(93,745)
Account charges	(74)	(27)
Increase (decrease)	(8,962)	(89,340)
Net increase (decrease)	(4,896)	(69,142)
Net assets, beginning	68,891	138,033
Net assets, ending	$63,995	$68,891

Units sold	2,946	5,093
Units redeemed	(11,076)	(89,719)
Net increase (decrease)	(8,130)	(84,626)
Units outstanding, beginning	62,619	147,245
Units outstanding, ending	54,489	62,619

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$312,165
Cost of units redeemed/account charges	(305,480)
Net investment income (loss)	(13,304)
Net realized gain (loss)	49,394
Realized gain distributions	7,764
Net change in unrealized appreciation (depreciation)	13,456
Net assets	$63,995

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	54	$64	1.25%	6.8%	12/31/2020	$1.21	0	$0	1.00%	7.0%	12/31/2020	$1.25	0	$0	0.75%	7.3%
12/31/2019	1.10	63	69	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.17	0	0	0.75%	17.9%
12/31/2018	0.94	147	138	1.25%	-13.4%	12/31/2018	0.96	0	0	1.00%	-13.2%	12/31/2018	0.99	0	0	0.75%	-12.9%
12/31/2017	1.08	154	166	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.4%	12/31/2017	1.14	0	0	0.75%	10.7%
12/31/2016	0.98	140	138	1.25%	3.4%	12/31/2016	1.01	0	0	1.00%	3.6%	12/31/2016	1.03	0	0	0.75%	3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	7.6%	12/31/2020	$1.34	0	$0	0.25%	7.8%	12/31/2020	$1.38	0	$0	0.00%	8.1%
12/31/2019	1.20	0	0	0.50%	18.2%	12/31/2019	1.24	0	0	0.25%	18.5%	12/31/2019	1.28	0	0	0.00%	18.8%
12/31/2018	1.02	0	0	0.50%	-12.7%	12/31/2018	1.05	0	0	0.25%	-12.5%	12/31/2018	1.08	0	0	0.00%	-12.3%
12/31/2017	1.17	0	0	0.50%	11.0%	12/31/2017	1.20	0	0	0.25%	11.3%	12/31/2017	1.23	0	0	0.00%	11.5%
12/31/2016	1.05	0	0	0.50%	4.1%	12/31/2016	1.08	0	0	0.25%	4.4%	12/31/2016	1.10	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Timothy Plan Conservative Growth Fund A Class - 06-339
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,581	$206,896	20,231
Receivables: investments sold	402
Payables: investments purchased	-
Net assets	$225,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$225,983	185,101	$1.22
Band 100	-	-	1.26
Band 75	-	-	1.30
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.44
Total	$225,983	185,101

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$799
Mortality & expense charges	(2,626)
Net investment income (loss)	(1,827)

Gain (loss) on investments:
Net realized gain (loss)	1,631
Realized gain distributions	4,843
Net change in unrealized appreciation (depreciation)	10,336
Net gain (loss)	16,810

Increase (decrease) in net assets from operations	$14,983

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,827)	$(2,682)
Net realized gain (loss)	1,631	2,109
Realized gain distributions	4,843	7,956
Net change in unrealized appreciation (depreciation)	10,336	19,572

Increase (decrease) in net assets from operations	14,983	26,955

Contract owner transactions:
Proceeds from units sold	36,853	47,575
Cost of units redeemed	(31,177)	(85,012)
Account charges	(118)	(108)
Increase (decrease)	5,558	(37,545)
Net increase (decrease)	20,541	(10,590)
Net assets, beginning	205,442	216,032
Net assets, ending	$225,983	$205,442

Units sold	34,674	52,969
Units redeemed	(28,541)	(87,306)
Net increase (decrease)	6,133	(34,337)
Units outstanding, beginning	178,968	213,305
Units outstanding, ending	185,101	178,968

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$553,336
Cost of units redeemed/account charges	(387,006)
Net investment income (loss)	(15,476)
Net realized gain (loss)	24,127
Realized gain distributions	32,317
Net change in unrealized appreciation (depreciation)	18,685
Net assets	$225,983

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	185	$226	1.25%	6.4%	12/31/2020	$1.26	0	$0	1.00%	6.6%	12/31/2020	$1.30	0	$0	0.75%	6.9%
12/31/2019	1.15	179	205	1.25%	13.3%	12/31/2019	1.18	0	0	1.00%	13.6%	12/31/2019	1.22	0	0	0.75%	13.9%
12/31/2018	1.01	213	216	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.07	0	0	0.75%	-9.9%
12/31/2017	1.13	183	207	1.25%	6.9%	12/31/2017	1.16	0	0	1.00%	7.2%	12/31/2017	1.19	0	0	0.75%	7.5%
12/31/2016	1.06	180	190	1.25%	3.8%	12/31/2016	1.08	0	0	1.00%	4.1%	12/31/2016	1.11	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	7.2%	12/31/2020	$1.39	0	$0	0.25%	7.4%	12/31/2020	$1.44	0	$0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.34	0	0	0.00%	14.8%
12/31/2018	1.10	0	0	0.50%	-9.7%	12/31/2018	1.13	0	0	0.25%	-9.5%	12/31/2018	1.16	0	0	0.00%	-9.2%
12/31/2017	1.22	0	0	0.50%	7.8%	12/31/2017	1.25	0	0	0.25%	8.0%	12/31/2017	1.28	0	0	0.00%	8.3%
12/31/2016	1.13	0	0	0.50%	4.6%	12/31/2016	1.16	0	0	0.25%	4.9%	12/31/2016	1.18	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Growth Opportunities Fund A Class - 06-699
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,816	$237,168	7,321
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$292,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,335	73,686	$3.22
Band 100	55,458	16,864	3.29
Band 75	-	-	3.36
Band 50	-	-	3.43
Band 25	-	-	3.50
Band 0	-	-	3.57
Total	$292,793	90,550

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,054)
Net investment income (loss)	(3,054)

Gain (loss) on investments:
Net realized gain (loss)	4,554
Realized gain distributions	27,262
Net change in unrealized appreciation (depreciation)	44,554
Net gain (loss)	76,370

Increase (decrease) in net assets from operations	$73,316

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,054)	$(3,693)
Net realized gain (loss)	4,554	24,287
Realized gain distributions	27,262	35,092
Net change in unrealized appreciation (depreciation)	44,554	39,181

Increase (decrease) in net assets from operations	73,316	94,867

Contract owner transactions:
Proceeds from units sold	-	69,216
Cost of units redeemed	(19,377)	(176,084)
Account charges	(15)	(1)
Increase (decrease)	(19,392)	(106,869)
Net increase (decrease)	53,924	(12,002)
Net assets, beginning	238,869	250,871
Net assets, ending	$292,793	$238,869

Units sold	1,298	33,282
Units redeemed	(7,908)	(78,505)
Net increase (decrease)	(6,610)	(45,223)
Units outstanding, beginning	97,160	142,383
Units outstanding, ending	90,550	97,160

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$518,510
Cost of units redeemed/account charges	(489,871)
Net investment income (loss)	(23,261)
Net realized gain (loss)	46,963
Realized gain distributions	184,804
Net change in unrealized appreciation (depreciation)	55,648
Net assets	$292,793

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.22	74	$237	1.25%	31.4%	12/31/2020	$3.29	17	$55	1.00%	31.8%	12/31/2020	$3.36	0	$0	0.75%	32.1%
12/31/2019	2.45	80	197	1.25%	39.7%	12/31/2019	2.50	17	42	1.00%	40.1%	12/31/2019	2.54	0	0	0.75%	40.4%
12/31/2018	1.75	102	178	1.25%	-5.4%	12/31/2018	1.78	41	73	1.00%	-5.1%	12/31/2018	1.81	0	0	0.75%	-4.9%
12/31/2017	1.85	99	184	1.25%	26.5%	12/31/2017	1.88	44	84	1.00%	26.8%	12/31/2017	1.90	0	0	0.75%	27.1%
12/31/2016	1.47	100	146	1.25%	-0.6%	12/31/2016	1.48	49	72	1.00%	-0.3%	12/31/2016	1.50	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.43	0	$0	0.50%	32.4%	12/31/2020	$3.50	0	$0	0.25%	32.7%	12/31/2020	$3.57	0	$0	0.00%	33.1%
12/31/2019	2.59	0	0	0.50%	40.8%	12/31/2019	2.64	0	0	0.25%	41.1%	12/31/2019	2.69	0	0	0.00%	41.5%
12/31/2018	1.84	0	0	0.50%	-4.6%	12/31/2018	1.87	0	0	0.25%	-4.4%	12/31/2018	1.90	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	27.4%	12/31/2017	1.95	0	0	0.25%	27.7%	12/31/2017	1.98	0	0	0.00%	28.1%
12/31/2016	1.51	0	0	0.50%	0.2%	12/31/2016	1.53	0	0	0.25%	0.4%	12/31/2016	1.55	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Flexible Income Fund A Class - 06-703
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,144	$61,120	5,713
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$64,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,784	46,176	$1.27
Band 100	5,325	4,097	1.30
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$64,109	50,273

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,250
Mortality & expense charges	(749)
Net investment income (loss)	1,501

Gain (loss) on investments:
Net realized gain (loss)	15
Realized gain distributions	544
Net change in unrealized appreciation (depreciation)	1,960
Net gain (loss)	2,519

Increase (decrease) in net assets from operations	$4,021

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,501	$1,446
Net realized gain (loss)	15	(106)
Realized gain distributions	544	-
Net change in unrealized appreciation (depreciation)	1,960	3,351

Increase (decrease) in net assets from operations	4,021	4,691

Contract owner transactions:
Proceeds from units sold	-	4,362
Cost of units redeemed	(400)	(21,619)
Account charges	(6)	(6)
Increase (decrease)	(406)	(17,263)
Net increase (decrease)	3,615	(12,572)
Net assets, beginning	60,494	73,066
Net assets, ending	$64,109	$60,494

Units sold	-	3,821
Units redeemed	(333)	(18,728)
Net increase (decrease)	(333)	(14,907)
Units outstanding, beginning	50,606	65,513
Units outstanding, ending	50,273	50,606

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$494,893
Cost of units redeemed/account charges	(468,047)
Net investment income (loss)	39,105
Net realized gain (loss)	(5,811)
Realized gain distributions	944
Net change in unrealized appreciation (depreciation)	3,024
Net assets	$64,109

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	46	$59	1.25%	6.7%	12/31/2020	$1.30	4	$5	1.00%	6.9%	12/31/2020	$1.33	0	$0	0.75%	7.2%
12/31/2019	1.19	46	55	1.25%	7.1%	12/31/2019	1.22	4	5	1.00%	7.4%	12/31/2019	1.24	0	0	0.75%	7.7%
12/31/2018	1.11	61	68	1.25%	-3.1%	12/31/2018	1.13	5	5	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.6%
12/31/2017	1.15	178	205	1.25%	5.2%	12/31/2017	1.16	110	128	1.00%	5.4%	12/31/2017	1.18	0	0	0.75%	5.7%
12/31/2016	1.09	191	208	1.25%	2.4%	12/31/2016	1.10	113	124	1.00%	2.6%	12/31/2016	1.12	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	0	$0	0.50%	7.5%	12/31/2020	$1.38	0	$0	0.25%	7.7%	12/31/2020	$1.41	0	$0	0.00%	8.0%
12/31/2019	1.26	0	0	0.50%	7.9%	12/31/2019	1.28	0	0	0.25%	8.2%	12/31/2019	1.31	0	0	0.00%	8.5%
12/31/2018	1.17	0	0	0.50%	-2.3%	12/31/2018	1.19	0	0	0.25%	-2.1%	12/31/2018	1.21	0	0	0.00%	-1.8%
12/31/2017	1.20	0	0	0.50%	6.0%	12/31/2017	1.21	0	0	0.25%	6.2%	12/31/2017	1.23	0	0	0.00%	6.5%
12/31/2016	1.13	0	0	0.50%	3.1%	12/31/2016	1.14	0	0	0.25%	3.4%	12/31/2016	1.15	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	6.0%
2019	3.4%
2018	3.0%
2017	2.5%
2016	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Sustainability and Impact Equity Fund A Class - 06-701
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,845	$33,312	1,484
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$36,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,784	10,155	$2.05
Band 100	16,057	7,684	2.09
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$36,841	17,839

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$121
Mortality & expense charges	(362)
Net investment income (loss)	(241)

Gain (loss) on investments:
Net realized gain (loss)	(81)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,573
Net gain (loss)	4,492

Increase (decrease) in net assets from operations	$4,251

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(241)	$(162)
Net realized gain (loss)	(81)	(54)
Realized gain distributions	-	506
Net change in unrealized appreciation (depreciation)	4,573	5,240

Increase (decrease) in net assets from operations	4,251	5,530

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(942)	(46)
Account charges	(16)	(13)
Increase (decrease)	(958)	(59)
Net increase (decrease)	3,293	5,471
Net assets, beginning	33,548	28,077
Net assets, ending	$36,841	$33,548

Units sold	-	1
Units redeemed	(544)	(57)
Net increase (decrease)	(544)	(56)
Units outstanding, beginning	18,383	18,439
Units outstanding, ending	17,839	18,383

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$139,906
Cost of units redeemed/account charges	(120,809)
Net investment income (loss)	(1,765)
Net realized gain (loss)	(22,654)
Realized gain distributions	38,630
Net change in unrealized appreciation (depreciation)	3,533
Net assets	$36,841

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.05	10	$21	1.25%	13.0%	12/31/2020	$2.09	8	$16	1.00%	13.3%	12/31/2020	$2.13	0	$0	0.75%	13.6%
12/31/2019	1.81	11	19	1.25%	19.7%	12/31/2019	1.84	8	14	1.00%	20.0%	12/31/2019	1.88	0	0	0.75%	20.3%
12/31/2018	1.51	11	16	1.25%	-11.0%	12/31/2018	1.54	8	12	1.00%	-10.7%	12/31/2018	1.56	0	0	0.75%	-10.5%
12/31/2017	1.70	11	19	1.25%	24.2%	12/31/2017	1.72	8	14	1.00%	24.5%	12/31/2017	1.74	0	0	0.75%	24.8%
12/31/2016	1.37	13	18	1.25%	3.3%	12/31/2016	1.38	3	5	1.00%	3.6%	12/31/2016	1.40	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.18	0	$0	0.50%	13.9%	12/31/2020	$2.22	0	$0	0.25%	14.2%	12/31/2020	$2.27	0	$0	0.00%	14.4%
12/31/2019	1.91	0	0	0.50%	20.6%	12/31/2019	1.95	0	0	0.25%	20.9%	12/31/2019	1.98	0	0	0.00%	21.2%
12/31/2018	1.59	0	0	0.50%	-10.3%	12/31/2018	1.61	0	0	0.25%	-10.1%	12/31/2018	1.64	0	0	0.00%	-9.8%
12/31/2017	1.77	0	0	0.50%	25.1%	12/31/2017	1.79	0	0	0.25%	25.4%	12/31/2017	1.82	0	0	0.00%	25.7%
12/31/2016	1.41	0	0	0.50%	4.1%	12/31/2016	1.43	0	0	0.25%	4.3%	12/31/2016	1.44	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.8%
2018	0.9%
2017	0.8%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Value Fund A Class - 06-702
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,479	$33,426	3,451
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$33,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,460	16,003	$2.03
Band 100	1,017	491	2.07
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$33,477	16,494

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$428
Mortality & expense charges	(355)
Net investment income (loss)	73

Gain (loss) on investments:
Net realized gain (loss)	(117)
Realized gain distributions	542
Net change in unrealized appreciation (depreciation)	145
Net gain (loss)	570

Increase (decrease) in net assets from operations	$643

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73	$57
Net realized gain (loss)	(117)	(23)
Realized gain distributions	542	1,672
Net change in unrealized appreciation (depreciation)	145	4,944

Increase (decrease) in net assets from operations	643	6,650

Contract owner transactions:
Proceeds from units sold	518	896
Cost of units redeemed	(2,570)	-
Account charges	(7)	(17)
Increase (decrease)	(2,059)	879
Net increase (decrease)	(1,416)	7,529
Net assets, beginning	34,893	27,364
Net assets, ending	$33,477	$34,893

Units sold	309	499
Units redeemed	(1,322)	(9)
Net increase (decrease)	(1,013)	490
Units outstanding, beginning	17,507	17,017
Units outstanding, ending	16,494	17,507

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,980,565
Cost of units redeemed/account charges	(2,323,546)
Net investment income (loss)	20,739
Net realized gain (loss)	181,614
Realized gain distributions	174,052
Net change in unrealized appreciation (depreciation)	53
Net assets	$33,477

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.03	16	$32	1.25%	1.8%	12/31/2020	$2.07	0	$1	1.00%	2.1%	12/31/2020	$2.11	0	$0	0.75%	2.3%
12/31/2019	1.99	17	34	1.25%	23.9%	12/31/2019	2.03	0	1	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%
12/31/2018	1.61	17	27	1.25%	-6.9%	12/31/2018	1.63	0	1	1.00%	-6.7%	12/31/2018	1.66	0	0	0.75%	-6.5%
12/31/2017	1.73	496	856	1.25%	12.5%	12/31/2017	1.75	0	0	1.00%	12.8%	12/31/2017	1.77	0	0	0.75%	13.1%
12/31/2016	1.53	563	865	1.25%	11.7%	12/31/2016	1.55	0	0	1.00%	12.0%	12/31/2016	1.57	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.16	0	$0	0.50%	2.6%	12/31/2020	$2.20	0	$0	0.25%	2.8%	12/31/2020	$2.25	0	$0	0.00%	3.1%
12/31/2019	2.10	0	0	0.50%	24.9%	12/31/2019	2.14	0	0	0.25%	25.2%	12/31/2019	2.18	0	0	0.00%	25.5%
12/31/2018	1.69	0	0	0.50%	-6.2%	12/31/2018	1.71	0	0	0.25%	-6.0%	12/31/2018	1.74	0	0	0.00%	-5.8%
12/31/2017	1.80	0	0	0.50%	13.4%	12/31/2017	1.82	0	0	0.25%	13.7%	12/31/2017	1.85	0	0	0.00%	13.9%
12/31/2016	1.59	0	0	0.50%	12.5%	12/31/2016	1.60	0	0	0.25%	12.8%	12/31/2016	1.62	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.4%
2018	1.2%
2017	1.6%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund Y Class - 06-624
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,374	$71,976	1,672
Receivables: investments sold	508
Payables: investments purchased	-
Net assets	$89,882

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,882	32,147	$2.80
Band 100	-	-	2.86
Band 75	-	-	2.92
Band 50	-	-	2.98
Band 25	-	-	3.05
Band 0	-	-	3.12
Total	$89,882	32,147

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$239
Mortality & expense charges	(2,058)
Net investment income (loss)	(1,819)

Gain (loss) on investments:
Net realized gain (loss)	30,090
Realized gain distributions	10,879
Net change in unrealized appreciation (depreciation)	(706)
Net gain (loss)	40,263

Increase (decrease) in net assets from operations	$38,444

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,819)	$(845)
Net realized gain (loss)	30,090	813
Realized gain distributions	10,879	8,861
Net change in unrealized appreciation (depreciation)	(706)	23,632

Increase (decrease) in net assets from operations	38,444	32,461

Contract owner transactions:
Proceeds from units sold	13,496	10,836
Cost of units redeemed	(121,326)	(16,868)
Account charges	-	-
Increase (decrease)	(107,830)	(6,032)
Net increase (decrease)	(69,386)	26,429
Net assets, beginning	159,268	132,839
Net assets, ending	$89,882	$159,268

Units sold	5,874	5,278
Units redeemed	(43,873)	(8,712)
Net increase (decrease)	(37,999)	(3,434)
Units outstanding, beginning	70,146	73,580
Units outstanding, ending	32,147	70,146

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,257,342
Cost of units redeemed/account charges	(1,237,271)
Net investment income (loss)	1,211
Net realized gain (loss)	16,844
Realized gain distributions	34,358
Net change in unrealized appreciation (depreciation)	17,398
Net assets	$89,882

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.80	32	$90	1.25%	23.1%	12/31/2020	$2.86	0	$0	1.00%	23.4%	12/31/2020	$2.92	0	$0	0.75%	23.8%
12/31/2019	2.27	70	159	1.25%	25.8%	12/31/2019	2.31	0	0	1.00%	26.1%	12/31/2019	2.36	0	0	0.75%	26.4%
12/31/2018	1.81	74	133	1.25%	-8.6%	12/31/2018	1.84	0	0	1.00%	-8.4%	12/31/2018	1.87	0	0	0.75%	-8.2%
12/31/2017	1.98	67	133	1.25%	12.8%	12/31/2017	2.00	0	0	1.00%	13.1%	12/31/2017	2.03	0	0	0.75%	13.4%
12/31/2016	1.75	68	120	1.25%	10.5%	12/31/2016	1.77	0	0	1.00%	10.8%	12/31/2016	1.79	0	0	0.75%	11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.98	0	$0	0.50%	24.1%	12/31/2020	$3.05	0	$0	0.25%	24.4%	12/31/2020	$3.12	0	$0	0.00%	24.7%
12/31/2019	2.41	0	0	0.50%	26.7%	12/31/2019	2.45	0	0	0.25%	27.0%	12/31/2019	2.50	0	0	0.00%	27.3%
12/31/2018	1.90	0	0	0.50%	-7.9%	12/31/2018	1.93	0	0	0.25%	-7.7%	12/31/2018	1.96	0	0	0.00%	-7.5%
12/31/2017	2.06	0	0	0.50%	13.6%	12/31/2017	2.09	0	0	0.25%	13.9%	12/31/2017	2.12	0	0	0.00%	14.2%
12/31/2016	1.81	0	0	0.50%	11.3%	12/31/2016	1.84	0	0	0.25%	11.6%	12/31/2016	1.86	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.6%
2018	0.7%
2017	0.9%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	1.25%	23.2%	12/31/2020	$1.43	0	$0	1.00%	23.5%	12/31/2020	$1.45	0	$0	0.75%	23.8%
12/31/2019	1.16	0	0	1.25%	25.9%	12/31/2019	1.16	0	0	1.00%	26.2%	12/31/2019	1.17	0	0	0.75%	26.5%
12/31/2018	0.92	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.1%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	24.1%	12/31/2020	$1.47	0	$0	0.25%	24.4%	12/31/2020	$1.48	0	$0	0.00%	24.8%
12/31/2019	1.17	0	0	0.50%	26.8%	12/31/2019	1.18	0	0	0.25%	27.2%	12/31/2019	1.19	0	0	0.00%	27.5%
12/31/2018	0.93	0	0	0.50%	-7.9%	12/31/2018	0.93	0	0	0.25%	-7.6%	12/31/2018	0.93	0	0	0.00%	-7.4%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.74
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.70	0	$0	1.25%	25.4%	12/31/2020	$1.71	0	$0	1.00%	25.7%	12/31/2020	$1.73	0	$0	0.75%	26.1%
12/31/2019	1.35	0	0	1.25%	40.4%	12/31/2019	1.36	0	0	1.00%	40.7%	12/31/2019	1.37	0	0	0.75%	41.1%
12/31/2018	0.97	0	0	1.25%	-5.0%	12/31/2018	0.97	0	0	1.00%	-4.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	26.4%	12/31/2020	$1.75	0	$0	0.25%	26.7%	12/31/2020	$1.77	0	$0	0.00%	27.0%
12/31/2019	1.38	0	0	0.50%	41.4%	12/31/2019	1.38	0	0	0.25%	41.8%	12/31/2019	1.39	0	0	0.00%	42.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,094	$2,493	76
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$3,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,091	1,802	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$3,091	1,802

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(25)
Net investment income (loss)	(25)

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	182
Net change in unrealized appreciation (depreciation)	473
Net gain (loss)	659

Increase (decrease) in net assets from operations	$634

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25)	$(7)
Net realized gain (loss)	4	-
Realized gain distributions	182	89
Net change in unrealized appreciation (depreciation)	473	187

Increase (decrease) in net assets from operations	634	269

Contract owner transactions:
Proceeds from units sold	1,015	840
Cost of units redeemed	-	-
Account charges	(10)	(5)
Increase (decrease)	1,005	835
Net increase (decrease)	1,639	1,104
Net assets, beginning	1,452	348
Net assets, ending	$3,091	$1,452

Units sold	743	711
Units redeemed	(7)	(4)
Net increase (decrease)	736	707
Units outstanding, beginning	1,066	359
Units outstanding, ending	1,802	1,066

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,236
Cost of units redeemed/account charges	(15)
Net investment income (loss)	(32)
Net realized gain (loss)	4
Realized gain distributions	297
Net change in unrealized appreciation (depreciation)	601
Net assets	$3,091

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.71	2	$3	1.25%	25.8%	12/31/2020	$1.73	0	$0	1.00%	26.2%	12/31/2020	$1.74	0	$0	0.75%	26.5%
12/31/2019	1.36	1	1	1.25%	40.7%	12/31/2019	1.37	0	0	1.00%	41.1%	12/31/2019	1.38	0	0	0.75%	41.4%
12/31/2018	0.97	0	0	1.25%	-4.7%	12/31/2018	0.97	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-4.2%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.75	0	$0	0.50%	26.8%	12/31/2020	$1.77	0	$0	0.25%	27.1%	12/31/2020	$1.78	0	$0	0.00%	27.4%
12/31/2019	1.38	0	0	0.50%	41.8%	12/31/2019	1.39	0	0	0.25%	42.2%	12/31/2019	1.40	0	0	0.00%	42.5%
12/31/2018	0.98	0	0	0.50%	-4.0%	12/31/2018	0.98	0	0	0.25%	-3.7%	12/31/2018	0.98	0	0	0.00%	-3.5%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.3%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	1.25%	22.7%	12/31/2020	$1.42	0	$0	1.00%	23.0%	12/31/2020	$1.43	0	$0	0.75%	23.3%
12/31/2019	1.15	0	0	1.25%	28.9%	12/31/2019	1.16	0	0	1.00%	29.3%	12/31/2019	1.16	0	0	0.75%	29.6%
12/31/2018	0.89	0	0	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	23.6%	12/31/2020	$1.45	0	$0	0.25%	23.9%	12/31/2020	$1.46	0	$0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	29.9%	12/31/2019	1.17	0	0	0.25%	30.2%	12/31/2019	1.17	0	0	0.00%	30.6%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund A Class - 06-619
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$822,978	$630,502	15,485
Receivables: investments sold	222
Payables: investments purchased	-
Net assets	$823,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,015	182,197	$2.73
Band 100	326,185	116,996	2.79
Band 75	-	-	2.85
Band 50	-	-	2.91
Band 25	-	-	2.98
Band 0	-	-	3.04
Total	$823,200	299,193

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,894)
Net investment income (loss)	(7,894)

Gain (loss) on investments:
Net realized gain (loss)	14,511
Realized gain distributions	42,756
Net change in unrealized appreciation (depreciation)	86,612
Net gain (loss)	143,879

Increase (decrease) in net assets from operations	$135,985

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,894)	$(6,018)
Net realized gain (loss)	14,511	6,123
Realized gain distributions	42,756	42,812
Net change in unrealized appreciation (depreciation)	86,612	110,334

Increase (decrease) in net assets from operations	135,985	153,251

Contract owner transactions:
Proceeds from units sold	105,104	56,783
Cost of units redeemed	(179,489)	(61,065)
Account charges	(87)	(97)
Increase (decrease)	(74,472)	(4,379)
Net increase (decrease)	61,513	148,872
Net assets, beginning	761,687	612,815
Net assets, ending	$823,200	$761,687

Units sold	47,493	29,617
Units redeemed	(88,074)	(32,918)
Net increase (decrease)	(40,581)	(3,301)
Units outstanding, beginning	339,774	343,075
Units outstanding, ending	299,193	339,774

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,022,779
Cost of units redeemed/account charges	(1,842,908)
Net investment income (loss)	(55,596)
Net realized gain (loss)	313,366
Realized gain distributions	193,083
Net change in unrealized appreciation (depreciation)	192,476
Net assets	$823,200

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.73	182	$497	1.25%	22.7%	12/31/2020	$2.79	117	$326	1.00%	23.0%	12/31/2020	$2.85	0	$0	0.75%	23.3%
12/31/2019	2.22	192	426	1.25%	25.4%	12/31/2019	2.27	148	336	1.00%	25.8%	12/31/2019	2.31	0	0	0.75%	26.1%
12/31/2018	1.77	179	318	1.25%	-8.9%	12/31/2018	1.80	164	295	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.95	142	277	1.25%	12.5%	12/31/2017	1.97	257	508	1.00%	12.8%	12/31/2017	2.00	0	0	0.75%	13.1%
12/31/2016	1.73	281	486	1.25%	10.2%	12/31/2016	1.75	287	502	1.00%	10.5%	12/31/2016	1.77	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.91	0	$0	0.50%	23.6%	12/31/2020	$2.98	0	$0	0.25%	24.0%	12/31/2020	$3.04	0	$0	0.00%	24.3%
12/31/2019	2.36	0	0	0.50%	26.4%	12/31/2019	2.40	0	0	0.25%	26.7%	12/31/2019	2.45	0	0	0.00%	27.0%
12/31/2018	1.86	0	0	0.50%	-8.2%	12/31/2018	1.90	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.03	0	0	0.50%	13.3%	12/31/2017	2.06	0	0	0.25%	13.6%	12/31/2017	2.09	0	0	0.00%	13.9%
12/31/2016	1.79	0	0	0.50%	11.0%	12/31/2016	1.81	0	0	0.25%	11.3%	12/31/2016	1.83	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.2%
2018	0.0%
2017	0.0%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Small Company Fund R Class - 06-4PF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	1.25%	27.4%	12/31/2020	$1.27	0	$0	1.00%	27.4%	12/31/2020	$1.27	0	$0	0.75%	27.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	0	$0	0.50%	27.5%	12/31/2020	$1.28	0	$0	0.25%	27.6%	12/31/2020	$1.28	0	$0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard VIF Small Company Growth Portfolio - 06-119
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,943,730	$42,644,245	2,157,496
Receivables: investments sold	-
Payables: investments purchased	(106,650)
Net assets	$52,837,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,433,237	13,787,716	$3.80
Band 100	-	-	3.91
Band 75	-	-	4.01
Band 50	-	-	4.12
Band 25	-	-	4.23
Band 0	403,843	93,021	4.34
Total	$52,837,080	13,880,737

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$270,399
Mortality & expense charges	(530,751)
Net investment income (loss)	(260,352)

Gain (loss) on investments:
Net realized gain (loss)	(781,729)
Realized gain distributions	3,907,572
Net change in unrealized appreciation (depreciation)	7,195,676
Net gain (loss)	10,321,519

Increase (decrease) in net assets from operations	$10,061,167

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(260,352)	$(359,722)
Net realized gain (loss)	(781,729)	196,002
Realized gain distributions	3,907,572	5,880,930
Net change in unrealized appreciation (depreciation)	7,195,676	6,152,423

Increase (decrease) in net assets from operations	10,061,167	11,869,633

Contract owner transactions:
Proceeds from units sold	11,007,274	8,729,393
Cost of units redeemed	(15,595,641)	(20,167,533)
Account charges	(8,537)	(11,250)
Increase (decrease)	(4,596,904)	(11,449,390)
Net increase (decrease)	5,464,263	420,243
Net assets, beginning	47,372,817	46,952,574
Net assets, ending	$52,837,080	$47,372,817

Units sold	4,043,463	3,021,079
Units redeemed	(5,226,935)	(6,893,178)
Net increase (decrease)	(1,183,472)	(3,872,099)
Units outstanding, beginning	15,064,209	18,936,308
Units outstanding, ending	13,880,737	15,064,209

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$124,006,441
Cost of units redeemed/account charges	(116,723,993)
Net investment income (loss)	(3,226,894)
Net realized gain (loss)	2,608,796
Realized gain distributions	35,873,245
Net change in unrealized appreciation (depreciation)	10,299,485
Net assets	$52,837,080

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.80	13,788	$52,433	1.25%	21.7%	12/31/2020	$3.91	0	$0	1.00%	22.0%	12/31/2020	$4.01	0	$0	0.75%	22.3%
12/31/2019	3.13	14,355	44,874	1.25%	26.5%	12/31/2019	3.20	0	0	1.00%	26.8%	12/31/2019	3.28	0	0	0.75%	27.2%
12/31/2018	2.47	18,348	45,333	1.25%	-8.4%	12/31/2018	2.52	0	0	1.00%	-8.2%	12/31/2018	2.58	0	0	0.75%	-8.0%
12/31/2017	2.70	18,575	50,114	1.25%	21.9%	12/31/2017	2.75	0	0	1.00%	22.2%	12/31/2017	2.80	0	0	0.75%	22.5%
12/31/2016	2.21	21,269	47,061	1.25%	13.5%	12/31/2016	2.25	0	0	1.00%	13.8%	12/31/2016	2.29	0	0	0.75%	14.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.12	0	$0	0.50%	22.6%	12/31/2020	$4.23	0	$0	0.25%	22.9%	12/31/2020	$4.34	93	$404	0.00%	23.2%
12/31/2019	3.36	0	0	0.50%	27.5%	12/31/2019	3.44	0	0	0.25%	27.8%	12/31/2019	3.52	709	2,499	0.00%	28.1%
12/31/2018	2.64	0	0	0.50%	-7.7%	12/31/2018	2.69	0	0	0.25%	-7.5%	12/31/2018	2.75	589	1,620	0.00%	-7.3%
12/31/2017	2.86	0	0	0.50%	22.9%	12/31/2017	2.91	0	0	0.25%	23.2%	12/31/2017	2.97	424	1,257	0.00%	23.5%
12/31/2016	2.32	0	0	0.50%	14.4%	12/31/2016	2.36	0	0	0.25%	14.7%	12/31/2016	2.40	281	674	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.6%
2018	0.4%
2017	0.5%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard 500 Index Fund Admiral Class - 06-FHY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,304,661	$75,003,938	286,736
Receivables: investments sold	69,775
Payables: investments purchased	-
Net assets	$99,374,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,282,347	50,816,161	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	12,092,089	6,691,533	1.81
Total	$99,374,436	57,507,694

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,517,510
Mortality & expense charges	(913,665)
Net investment income (loss)	603,845

Gain (loss) on investments:
Net realized gain (loss)	2,745,518
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,899,720
Net gain (loss)	14,645,238

Increase (decrease) in net assets from operations	$15,249,083

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$603,845	$707,906
Net realized gain (loss)	2,745,518	1,379,805
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	11,899,720	16,008,714

Increase (decrease) in net assets from operations	15,249,083	18,096,425

Contract owner transactions:
Proceeds from units sold	33,665,259	27,080,697
Cost of units redeemed	(29,563,810)	(23,247,893)
Account charges	(108,284)	(83,055)
Increase (decrease)	3,993,165	3,749,749
Net increase (decrease)	19,242,248	21,846,174
Net assets, beginning	80,132,188	58,286,014
Net assets, ending	$99,374,436	$80,132,188

Units sold	24,373,249	21,600,147
Units redeemed	(21,116,258)	(18,641,006)
Net increase (decrease)	3,256,991	2,959,141
Units outstanding, beginning	54,250,703	51,291,562
Units outstanding, ending	57,507,694	54,250,703

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$149,400,483
Cost of units redeemed/account charges	(81,378,053)
Net investment income (loss)	1,974,310
Net realized gain (loss)	5,076,973
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,300,723
Net assets	$99,374,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	50,816	$87,282	1.25%	16.9%	12/31/2020	$1.74	0	$0	1.00%	17.2%	12/31/2020	$1.75	0	$0	0.75%	17.5%
12/31/2019	1.47	46,937	68,967	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.5%
12/31/2018	1.13	43,376	49,093	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	12,860	15,422	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	17.8%	12/31/2020	$1.79	0	$0	0.25%	18.1%	12/31/2020	$1.81	6,692	$12,092	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.53	7,314	11,165	0.00%	31.5%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.16	0	0	0.25%	-4.7%	12/31/2018	1.16	7,915	9,193	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.2%	12/31/2017	1.21	0	0	0.25%	21.5%	12/31/2017	1.22	8,190	9,953	0.00%	21.8%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	2.1%
2018	1.9%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Balanced Index Fund Admiral Class - 06-FJC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,920,257	$9,103,580	246,470
Receivables: investments sold	8,226
Payables: investments purchased	-
Net assets	$10,928,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,922,458	7,349,163	$1.49
Band 100	6,025	4,013	1.50
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$10,928,483	7,353,176

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$179,289
Mortality & expense charges	(122,516)
Net investment income (loss)	56,773

Gain (loss) on investments:
Net realized gain (loss)	197,328
Realized gain distributions	106,486
Net change in unrealized appreciation (depreciation)	1,129,045
Net gain (loss)	1,432,859

Increase (decrease) in net assets from operations	$1,489,632

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$56,773	$64,234
Net realized gain (loss)	197,328	37,306
Realized gain distributions	106,486	15,543
Net change in unrealized appreciation (depreciation)	1,129,045	952,653

Increase (decrease) in net assets from operations	1,489,632	1,069,736

Contract owner transactions:
Proceeds from units sold	2,269,286	4,819,035
Cost of units redeemed	(2,186,002)	(1,325,745)
Account charges	(20,390)	(8,511)
Increase (decrease)	62,894	3,484,779
Net increase (decrease)	1,552,526	4,554,515
Net assets, beginning	9,375,957	4,821,442
Net assets, ending	$10,928,483	$9,375,957

Units sold	1,746,575	3,877,294
Units redeemed	(1,645,241)	(1,110,702)
Net increase (decrease)	101,334	2,766,592
Units outstanding, beginning	7,251,842	4,485,250
Units outstanding, ending	7,353,176	7,251,842

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,713,490
Cost of units redeemed/account charges	(7,167,060)
Net investment income (loss)	162,391
Net realized gain (loss)	280,956
Realized gain distributions	122,029
Net change in unrealized appreciation (depreciation)	1,816,677
Net assets	$10,928,483

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	7,349	$10,922	1.25%	15.0%	12/31/2020	$1.50	4	$6	1.00%	15.2%	12/31/2020	$1.52	0	$0	0.75%	15.5%
12/31/2019	1.29	7,252	9,376	1.25%	20.3%	12/31/2019	1.30	0	0	1.00%	20.6%	12/31/2019	1.31	0	0	0.75%	20.9%
12/31/2018	1.07	4,485	4,821	1.25%	-4.1%	12/31/2018	1.08	0	0	1.00%	-3.8%	12/31/2018	1.09	0	0	0.75%	-3.6%
12/31/2017	1.12	713	799	1.25%	12.5%	12/31/2017	1.12	0	0	1.00%	12.8%	12/31/2017	1.13	0	0	0.75%	13.0%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	15.8%	12/31/2020	$1.55	0	$0	0.25%	16.1%	12/31/2020	$1.56	0	$0	0.00%	16.4%
12/31/2019	1.32	0	0	0.50%	21.2%	12/31/2019	1.33	0	0	0.25%	21.5%	12/31/2019	1.34	0	0	0.00%	21.8%
12/31/2018	1.09	0	0	0.50%	-3.3%	12/31/2018	1.10	0	0	0.25%	-3.1%	12/31/2018	1.10	0	0	0.00%	-2.9%
12/31/2017	1.13	0	0	0.50%	13.3%	12/31/2017	1.13	0	0	0.25%	13.6%	12/31/2017	1.14	0	0	0.00%	13.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	1.9%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,501,918	$7,268,813	558,884
Receivables: investments sold	9,893
Payables: investments purchased	-
Net assets	$8,511,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,431,724	6,118,591	$1.38
Band 100	-	-	1.39
Band 75	80,087	56,947	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$8,511,811	6,175,538

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$164,951
Mortality & expense charges	(83,644)
Net investment income (loss)	81,307

Gain (loss) on investments:
Net realized gain (loss)	1,992
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	916,224
Net gain (loss)	918,216

Increase (decrease) in net assets from operations	$999,523

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81,307	$112,362
Net realized gain (loss)	1,992	(34,726)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	916,224	960,638

Increase (decrease) in net assets from operations	999,523	1,038,274

Contract owner transactions:
Proceeds from units sold	2,564,512	1,740,743
Cost of units redeemed	(1,302,441)	(1,338,391)
Account charges	(2,096)	(2,144)
Increase (decrease)	1,259,975	400,208
Net increase (decrease)	2,259,498	1,438,482
Net assets, beginning	6,252,313	4,813,831
Net assets, ending	$8,511,811	$6,252,313

Units sold	2,350,949	1,530,572
Units redeemed	(1,115,885)	(1,174,974)
Net increase (decrease)	1,235,064	355,598
Units outstanding, beginning	4,940,474	4,584,876
Units outstanding, ending	6,175,538	4,940,474

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,107,854
Cost of units redeemed/account charges	(4,106,319)
Net investment income (loss)	293,415
Net realized gain (loss)	(16,244)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,233,105
Net assets	$8,511,811

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	6,119	$8,432	1.25%	8.9%	12/31/2020	$1.39	0	$0	1.00%	9.2%	12/31/2020	$1.41	57	$80	0.75%	9.4%
12/31/2019	1.27	4,940	6,252	1.25%	20.5%	12/31/2019	1.28	0	0	1.00%	20.8%	12/31/2019	1.29	0	0	0.75%	21.1%
12/31/2018	1.05	4,585	4,814	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.06	0	0	0.75%	-15.1%
12/31/2017	1.24	2,659	3,305	1.25%	24.8%	12/31/2017	1.25	0	0	1.00%	25.1%	12/31/2017	1.25	0	0	0.75%	25.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	9.7%	12/31/2020	$1.44	0	$0	0.25%	10.0%	12/31/2020	$1.45	0	$0	0.00%	10.3%
12/31/2019	1.29	0	0	0.50%	21.4%	12/31/2019	1.30	0	0	0.25%	21.7%	12/31/2019	1.31	0	0	0.00%	22.1%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.07	0	0	0.25%	-14.7%	12/31/2018	1.08	0	0	0.00%	-14.5%
12/31/2017	1.25	0	0	0.50%	25.8%	12/31/2017	1.26	0	0	0.25%	26.1%	12/31/2017	1.26	0	0	0.00%	26.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.3%
2018	3.0%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,798,979	$1,547,122	43,195
Receivables: investments sold	1,408
Payables: investments purchased	-
Net assets	$1,800,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,800,387	1,242,067	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$1,800,387	1,242,067

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$32,983
Mortality & expense charges	(19,345)
Net investment income (loss)	13,638

Gain (loss) on investments:
Net realized gain (loss)	(684)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	174,948
Net gain (loss)	174,264

Increase (decrease) in net assets from operations	$187,902

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,638	$35,964
Net realized gain (loss)	(684)	(7,214)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	174,948	246,253

Increase (decrease) in net assets from operations	187,902	275,003

Contract owner transactions:
Proceeds from units sold	675,992	598,345
Cost of units redeemed	(982,788)	(293,625)
Account charges	(2,717)	(2,167)
Increase (decrease)	(309,513)	302,553
Net increase (decrease)	(121,611)	577,556
Net assets, beginning	1,921,998	1,344,442
Net assets, ending	$1,800,387	$1,921,998

Units sold	546,340	504,443
Units redeemed	(813,334)	(249,540)
Net increase (decrease)	(266,994)	254,903
Units outstanding, beginning	1,509,061	1,254,158
Units outstanding, ending	1,242,067	1,509,061

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,975,022
Cost of units redeemed/account charges	(2,504,151)
Net investment income (loss)	79,503
Net realized gain (loss)	(1,844)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	251,857
Net assets	$1,800,387

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	1,242	$1,800	1.25%	13.8%	12/31/2020	$1.46	0	$0	1.00%	14.1%	12/31/2020	$1.48	0	$0	0.75%	14.4%
12/31/2019	1.27	1,509	1,922	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.29	0	0	0.75%	19.4%
12/31/2018	1.07	1,254	1,344	1.25%	-15.6%	12/31/2018	1.08	0	0	1.00%	-15.4%	12/31/2018	1.08	0	0	0.75%	-15.2%
12/31/2017	1.27	673	855	1.25%	29.8%	12/31/2017	1.27	0	0	1.00%	30.1%	12/31/2017	1.28	0	0	0.75%	30.4%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	14.7%	12/31/2020	$1.51	0	$0	0.25%	15.0%	12/31/2020	$1.53	0	$0	0.00%	15.2%
12/31/2019	1.30	0	0	0.50%	19.7%	12/31/2019	1.31	0	0	0.25%	20.0%	12/31/2019	1.32	0	0	0.00%	20.3%
12/31/2018	1.09	0	0	0.50%	-15.0%	12/31/2018	1.09	0	0	0.25%	-14.8%	12/31/2018	1.10	0	0	0.00%	-14.6%
12/31/2017	1.28	0	0	0.50%	30.7%	12/31/2017	1.28	0	0	0.25%	31.1%	12/31/2017	1.29	0	0	0.00%	31.4%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	3.4%
2018	3.0%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Energy Fund Admiral Class - 06-FJH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$323,907	$312,854	5,662
Receivables: investments sold	9,344
Payables: investments purchased	-
Net assets	$333,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$333,251	527,888	$0.63
Band 100	-	-	0.64
Band 75	-	-	0.64
Band 50	-	-	0.65
Band 25	-	-	0.66
Band 0	-	-	0.66
Total	$333,251	527,888

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14,051
Mortality & expense charges	(3,120)
Net investment income (loss)	10,931

Gain (loss) on investments:
Net realized gain (loss)	(79,158)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,126
Net gain (loss)	(73,032)

Increase (decrease) in net assets from operations	$(62,101)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,931	$6,826
Net realized gain (loss)	(79,158)	(19,545)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,126	52,215

Increase (decrease) in net assets from operations	(62,101)	39,496

Contract owner transactions:
Proceeds from units sold	355,188	274,899
Cost of units redeemed	(254,226)	(254,391)
Account charges	(119)	(22)
Increase (decrease)	100,843	20,486
Net increase (decrease)	38,742	59,982
Net assets, beginning	294,509	234,527
Net assets, ending	$333,251	$294,509

Units sold	604,811	310,784
Units redeemed	(395,793)	(276,008)
Net increase (decrease)	209,018	34,776
Units outstanding, beginning	318,870	284,094
Units outstanding, ending	527,888	318,870

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,343,348
Cost of units redeemed/account charges	(967,631)
Net investment income (loss)	25,082
Net realized gain (loss)	(78,601)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,053
Net assets	$333,251

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.63	528	$333	1.25%	-31.6%	12/31/2020	$0.64	0	$0	1.00%	-31.5%	12/31/2020	$0.64	0	$0	0.75%	-31.3%
12/31/2019	0.92	319	295	1.25%	11.9%	12/31/2019	0.93	0	0	1.00%	12.2%	12/31/2019	0.94	0	0	0.75%	12.4%
12/31/2018	0.83	284	235	1.25%	-18.1%	12/31/2018	0.83	0	0	1.00%	-17.9%	12/31/2018	0.83	0	0	0.75%	-17.7%
12/31/2017	1.01	384	387	1.25%	2.0%	12/31/2017	1.01	0	0	1.00%	2.2%	12/31/2017	1.01	0	0	0.75%	2.5%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.65	0	$0	0.50%	-31.1%	12/31/2020	$0.66	0	$0	0.25%	-31.0%	12/31/2020	$0.66	0	$0	0.00%	-30.8%
12/31/2019	0.95	0	0	0.50%	12.7%	12/31/2019	0.95	0	0	0.25%	13.0%	12/31/2019	0.96	0	0	0.00%	13.3%
12/31/2018	0.84	0	0	0.50%	-17.5%	12/31/2018	0.84	0	0	0.25%	-17.3%	12/31/2018	0.85	0	0	0.00%	-17.1%
12/31/2017	1.02	0	0	0.50%	2.7%	12/31/2017	1.02	0	0	0.25%	3.0%	12/31/2017	1.02	0	0	0.00%	3.3%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.5%
2019	3.6%
2018	1.9%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Equity Income Fund Admiral Class - 06-FJJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,154,661	$10,663,428	141,153
Receivables: investments sold	43,063
Payables: investments purchased	-
Net assets	$11,197,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,197,724	8,110,572	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$11,197,724	8,110,572

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$345,478
Mortality & expense charges	(142,426)
Net investment income (loss)	203,052

Gain (loss) on investments:
Net realized gain (loss)	(273,160)
Realized gain distributions	17,772
Net change in unrealized appreciation (depreciation)	5,586
Net gain (loss)	(249,802)

Increase (decrease) in net assets from operations	$(46,750)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$203,052	$163,245
Net realized gain (loss)	(273,160)	(106,119)
Realized gain distributions	17,772	172,792
Net change in unrealized appreciation (depreciation)	5,586	2,077,396

Increase (decrease) in net assets from operations	(46,750)	2,307,314

Contract owner transactions:
Proceeds from units sold	5,538,307	3,538,326
Cost of units redeemed	(4,523,984)	(5,941,318)
Account charges	(21,802)	(20,497)
Increase (decrease)	992,521	(2,423,489)
Net increase (decrease)	945,771	(116,175)
Net assets, beginning	10,251,953	10,368,128
Net assets, ending	$11,197,724	$10,251,953

Units sold	4,387,841	2,888,039
Units redeemed	(3,840,093)	(4,793,349)
Net increase (decrease)	547,748	(1,905,310)
Units outstanding, beginning	7,562,824	9,468,134
Units outstanding, ending	8,110,572	7,562,824

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,954,603
Cost of units redeemed/account charges	(15,381,402)
Net investment income (loss)	496,725
Net realized gain (loss)	(307,000)
Realized gain distributions	943,565
Net change in unrealized appreciation (depreciation)	491,233
Net assets	$11,197,724

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	8,111	$11,198	1.25%	1.8%	12/31/2020	$1.39	0	$0	1.00%	2.1%	12/31/2020	$1.41	0	$0	0.75%	2.4%
12/31/2019	1.36	7,563	10,252	1.25%	23.8%	12/31/2019	1.37	0	0	1.00%	24.1%	12/31/2019	1.38	0	0	0.75%	24.4%
12/31/2018	1.10	9,468	10,368	1.25%	-6.8%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.11	0	0	0.75%	-6.4%
12/31/2017	1.18	2,084	2,449	1.25%	17.0%	12/31/2017	1.18	0	0	1.00%	17.3%	12/31/2017	1.18	0	0	0.75%	17.6%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	2.6%	12/31/2020	$1.44	0	$0	0.25%	2.9%	12/31/2020	$1.45	0	$0	0.00%	3.1%
12/31/2019	1.39	0	0	0.50%	24.7%	12/31/2019	1.40	0	0	0.25%	25.0%	12/31/2019	1.41	0	0	0.00%	25.3%
12/31/2018	1.11	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.6%
12/31/2017	1.18	0	0	0.50%	17.9%	12/31/2017	1.19	0	0	0.25%	18.2%	12/31/2017	1.19	0	0	0.00%	18.5%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.00	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.2%
2019	2.9%
2018	2.7%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Explorer Fund Admiral Class - 06-FJK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,121,920	$9,711,914	100,532
Receivables: investments sold	-
Payables: investments purchased	(86,179)
Net assets	$12,035,741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,035,741	6,268,658	$1.92
Band 100	-	-	1.94
Band 75	-	-	1.96
Band 50	-	-	1.98
Band 25	-	-	2.00
Band 0	-	-	2.02
Total	$12,035,741	6,268,658

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$25,873
Mortality & expense charges	(116,121)
Net investment income (loss)	(90,248)

Gain (loss) on investments:
Net realized gain (loss)	318,069
Realized gain distributions	734,217
Net change in unrealized appreciation (depreciation)	2,017,769
Net gain (loss)	3,070,055

Increase (decrease) in net assets from operations	$2,979,807

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(90,248)	$(34,492)
Net realized gain (loss)	318,069	(14,012)
Realized gain distributions	734,217	400,722
Net change in unrealized appreciation (depreciation)	2,017,769	980,791

Increase (decrease) in net assets from operations	2,979,807	1,333,009

Contract owner transactions:
Proceeds from units sold	3,313,082	5,919,928
Cost of units redeemed	(3,236,559)	(1,388,852)
Account charges	(4,058)	(2,758)
Increase (decrease)	72,465	4,528,318
Net increase (decrease)	3,052,272	5,861,327
Net assets, beginning	8,983,469	3,122,142
Net assets, ending	$12,035,741	$8,983,469

Units sold	2,268,435	4,353,468
Units redeemed	(2,075,362)	(1,018,056)
Net increase (decrease)	193,073	3,335,412
Units outstanding, beginning	6,075,585	2,740,173
Units outstanding, ending	6,268,658	6,075,585

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,184,704
Cost of units redeemed/account charges	(5,314,812)
Net investment income (loss)	(142,509)
Net realized gain (loss)	336,722
Realized gain distributions	1,561,630
Net change in unrealized appreciation (depreciation)	2,410,006
Net assets	$12,035,741

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	6,269	$12,036	1.25%	29.9%	12/31/2020	$1.94	0	$0	1.00%	30.2%	12/31/2020	$1.96	0	$0	0.75%	30.5%
12/31/2019	1.48	6,076	8,983	1.25%	29.8%	12/31/2019	1.49	0	0	1.00%	30.1%	12/31/2019	1.50	0	0	0.75%	30.4%
12/31/2018	1.14	2,740	3,122	1.25%	-3.6%	12/31/2018	1.15	0	0	1.00%	-3.4%	12/31/2018	1.15	0	0	0.75%	-3.1%
12/31/2017	1.18	1,596	1,887	1.25%	21.6%	12/31/2017	1.19	0	0	1.00%	21.9%	12/31/2017	1.19	0	0	0.75%	22.2%
12/31/2016	0.97	0	0	1.25%	-2.8%	12/31/2016	0.97	0	0	1.00%	-2.8%	12/31/2016	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.98	0	$0	0.50%	30.8%	12/31/2020	$2.00	0	$0	0.25%	31.2%	12/31/2020	$2.02	0	$0	0.00%	31.5%
12/31/2019	1.51	0	0	0.50%	30.7%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.54	0	0	0.00%	31.4%
12/31/2018	1.16	0	0	0.50%	-2.9%	12/31/2018	1.16	0	0	0.25%	-2.6%	12/31/2018	1.17	0	0	0.00%	-2.4%
12/31/2017	1.19	0	0	0.50%	22.5%	12/31/2017	1.19	0	0	0.25%	22.8%	12/31/2017	1.20	0	0	0.00%	23.1%
12/31/2016	0.97	0	0	0.50%	-2.7%	12/31/2016	0.97	0	0	0.25%	-2.7%	12/31/2016	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.5%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Extended Market Index Fund Admiral Class - 06-FJM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,342,843	$1,002,817	10,716
Receivables: investments sold	-
Payables: investments purchased	(5,900)
Net assets	$1,336,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,336,943	790,998	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$1,336,943	790,998

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$36,879
Mortality & expense charges	(39,414)
Net investment income (loss)	(2,535)

Gain (loss) on investments:
Net realized gain (loss)	180,583
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	198,665
Net gain (loss)	379,248

Increase (decrease) in net assets from operations	$376,713

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,535)	$6,606
Net realized gain (loss)	180,583	(56,768)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	198,665	974,398

Increase (decrease) in net assets from operations	376,713	924,236

Contract owner transactions:
Proceeds from units sold	1,282,792	995,456
Cost of units redeemed	(4,648,327)	(1,071,305)
Account charges	(3,721)	(4,426)
Increase (decrease)	(3,369,256)	(80,275)
Net increase (decrease)	(2,992,543)	843,961
Net assets, beginning	4,329,486	3,485,525
Net assets, ending	$1,336,943	$4,329,486

Units sold	1,011,581	952,326
Units redeemed	(3,565,202)	(1,012,401)
Net increase (decrease)	(2,553,621)	(60,075)
Units outstanding, beginning	3,344,619	3,404,694
Units outstanding, ending	790,998	3,344,619

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,822,418
Cost of units redeemed/account charges	(5,957,906)
Net investment income (loss)	20,437
Net realized gain (loss)	111,968
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	340,026
Net assets	$1,336,943

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.69	791	$1,337	1.25%	30.6%	12/31/2020	$1.71	0	$0	1.00%	30.9%	12/31/2020	$1.72	0	$0	0.75%	31.2%
12/31/2019	1.29	3,345	4,329	1.25%	26.4%	12/31/2019	1.30	0	0	1.00%	26.8%	12/31/2019	1.31	0	0	0.75%	27.1%
12/31/2018	1.02	3,405	3,486	1.25%	-10.5%	12/31/2018	1.03	0	0	1.00%	-10.3%	12/31/2018	1.03	0	0	0.75%	-10.0%
12/31/2017	1.14	60	68	1.25%	16.6%	12/31/2017	1.15	0	0	1.00%	16.9%	12/31/2017	1.15	0	0	0.75%	17.2%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.74	0	$0	0.50%	31.6%	12/31/2020	$1.76	0	$0	0.25%	31.9%	12/31/2020	$1.78	0	$0	0.00%	32.2%
12/31/2019	1.32	0	0	0.50%	27.4%	12/31/2019	1.33	0	0	0.25%	27.7%	12/31/2019	1.34	0	0	0.00%	28.0%
12/31/2018	1.04	0	0	0.50%	-9.8%	12/31/2018	1.05	0	0	0.25%	-9.6%	12/31/2018	1.05	0	0	0.00%	-9.4%
12/31/2017	1.15	0	0	0.50%	17.5%	12/31/2017	1.16	0	0	0.25%	17.8%	12/31/2017	1.16	0	0	0.00%	18.1%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.5%
2018	1.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Growth Index Fund Admiral Class - 06-FJN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,221,839	$4,850,074	55,123
Receivables: investments sold	-
Payables: investments purchased	(30,463)
Net assets	$7,191,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,191,376	3,197,574	$2.25
Band 100	-	-	2.27
Band 75	-	-	2.30
Band 50	-	-	2.32
Band 25	-	-	2.34
Band 0	-	-	2.37
Total	$7,191,376	3,197,574

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$45,614
Mortality & expense charges	(70,167)
Net investment income (loss)	(24,553)

Gain (loss) on investments:
Net realized gain (loss)	522,812
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,436,229
Net gain (loss)	1,959,041

Increase (decrease) in net assets from operations	$1,934,488

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,553)	$(7,184)
Net realized gain (loss)	522,812	47,436
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,436,229	1,075,732

Increase (decrease) in net assets from operations	1,934,488	1,115,984

Contract owner transactions:
Proceeds from units sold	3,321,174	571,238
Cost of units redeemed	(2,436,203)	(324,975)
Account charges	(5,454)	(3,944)
Increase (decrease)	879,517	242,319
Net increase (decrease)	2,814,005	1,358,303
Net assets, beginning	4,377,371	3,019,068
Net assets, ending	$7,191,376	$4,377,371

Units sold	1,824,484	394,323
Units redeemed	(1,321,610)	(218,420)
Net increase (decrease)	502,874	175,903
Units outstanding, beginning	2,694,700	2,518,797
Units outstanding, ending	3,197,574	2,694,700

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,347,388
Cost of units redeemed/account charges	(8,559,980)
Net investment income (loss)	(31,228)
Net realized gain (loss)	1,063,431
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,371,765
Net assets	$7,191,376

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.25	3,198	$7,191	1.25%	38.4%	12/31/2020	$2.27	0	$0	1.00%	38.8%	12/31/2020	$2.30	0	$0	0.75%	39.1%
12/31/2019	1.62	2,695	4,377	1.25%	35.5%	12/31/2019	1.64	0	0	1.00%	35.9%	12/31/2019	1.65	0	0	0.75%	36.2%
12/31/2018	1.20	2,519	3,019	1.25%	-4.6%	12/31/2018	1.20	0	0	1.00%	-4.3%	12/31/2018	1.21	0	0	0.75%	-4.1%
12/31/2017	1.26	1,425	1,789	1.25%	26.2%	12/31/2017	1.26	0	0	1.00%	26.5%	12/31/2017	1.26	0	0	0.75%	26.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.32	0	$0	0.50%	39.5%	12/31/2020	$2.34	0	$0	0.25%	39.8%	12/31/2020	$2.37	0	$0	0.00%	40.2%
12/31/2019	1.66	0	0	0.50%	36.5%	12/31/2019	1.67	0	0	0.25%	36.9%	12/31/2019	1.69	0	0	0.00%	37.2%
12/31/2018	1.22	0	0	0.50%	-3.8%	12/31/2018	1.22	0	0	0.25%	-3.6%	12/31/2018	1.23	0	0	0.00%	-3.3%
12/31/2017	1.27	0	0	0.50%	27.2%	12/31/2017	1.27	0	0	0.25%	27.5%	12/31/2017	1.27	0	0	0.00%	27.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	1.1%
2018	1.4%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Health Care Fund Admiral Class - 06-FJP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$637,972	$621,235	7,041
Receivables: investments sold	2,453
Payables: investments purchased	-
Net assets	$640,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$640,425	393,954	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$640,425	393,954

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,618
Mortality & expense charges	(7,303)
Net investment income (loss)	(1,685)

Gain (loss) on investments:
Net realized gain (loss)	5,296
Realized gain distributions	42,588
Net change in unrealized appreciation (depreciation)	15,399
Net gain (loss)	63,283

Increase (decrease) in net assets from operations	$61,598

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,685)	$49
Net realized gain (loss)	5,296	(5,288)
Realized gain distributions	42,588	65,958
Net change in unrealized appreciation (depreciation)	15,399	62,489

Increase (decrease) in net assets from operations	61,598	123,208

Contract owner transactions:
Proceeds from units sold	380,135	74,971
Cost of units redeemed	(477,163)	(115,300)
Account charges	(135)	(34)
Increase (decrease)	(97,163)	(40,363)
Net increase (decrease)	(35,565)	82,845
Net assets, beginning	675,990	593,145
Net assets, ending	$640,425	$675,990

Units sold	243,905	60,405
Units redeemed	(312,664)	(90,809)
Net increase (decrease)	(68,759)	(30,404)
Units outstanding, beginning	462,713	493,117
Units outstanding, ending	393,954	462,713

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,115,662
Cost of units redeemed/account charges	(661,431)
Net investment income (loss)	1,037
Net realized gain (loss)	(223)
Realized gain distributions	168,643
Net change in unrealized appreciation (depreciation)	16,737
Net assets	$640,425

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.63	394	$640	1.25%	11.3%	12/31/2020	$1.64	0	$0	1.00%	11.6%	12/31/2020	$1.66	0	$0	0.75%	11.8%
12/31/2019	1.46	463	676	1.25%	21.5%	12/31/2019	1.47	0	0	1.00%	21.8%	12/31/2019	1.48	0	0	0.75%	22.1%
12/31/2018	1.20	493	593	1.25%	-0.1%	12/31/2018	1.21	0	0	1.00%	0.2%	12/31/2018	1.22	0	0	0.75%	0.4%
12/31/2017	1.20	433	521	1.25%	18.2%	12/31/2017	1.21	0	0	1.00%	18.5%	12/31/2017	1.21	0	0	0.75%	18.8%
12/31/2016	1.02	0	0	1.25%	1.8%	12/31/2016	1.02	0	0	1.00%	1.9%	12/31/2016	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	0	$0	0.50%	12.1%	12/31/2020	$1.69	0	$0	0.25%	12.4%	12/31/2020	$1.71	0	$0	0.00%	12.7%
12/31/2019	1.49	0	0	0.50%	22.4%	12/31/2019	1.51	0	0	0.25%	22.7%	12/31/2019	1.52	0	0	0.00%	23.0%
12/31/2018	1.22	0	0	0.50%	0.7%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.23	0	0	0.00%	1.2%
12/31/2017	1.21	0	0	0.50%	19.1%	12/31/2017	1.22	0	0	0.25%	19.4%	12/31/2017	1.22	0	0	0.00%	19.7%
12/31/2016	1.02	0	0	0.50%	1.9%	12/31/2016	1.02	0	0	0.25%	1.9%	12/31/2016	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.2%
2018	1.3%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,622,733	$3,496,105	610,561
Receivables: investments sold	30,550
Payables: investments purchased	-
Net assets	$3,653,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,788,956	2,293,383	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	864,327	675,537	1.28
Total	$3,653,283	2,968,920

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$180,441
Mortality & expense charges	(32,832)
Net investment income (loss)	147,609

Gain (loss) on investments:
Net realized gain (loss)	(22,867)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	54,688
Net gain (loss)	31,821

Increase (decrease) in net assets from operations	$179,430

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$147,609	$145,337
Net realized gain (loss)	(22,867)	(2,305)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	54,688	287,810

Increase (decrease) in net assets from operations	179,430	430,842

Contract owner transactions:
Proceeds from units sold	1,673,739	1,361,369
Cost of units redeemed	(1,795,491)	(1,105,053)
Account charges	(4,560)	(3,723)
Increase (decrease)	(126,312)	252,593
Net increase (decrease)	53,118	683,435
Net assets, beginning	3,600,165	2,916,730
Net assets, ending	$3,653,283	$3,600,165

Units sold	1,497,345	1,188,815
Units redeemed	(1,571,354)	(982,056)
Net increase (decrease)	(74,009)	206,759
Units outstanding, beginning	3,042,929	2,836,170
Units outstanding, ending	2,968,920	3,042,929

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,037,975
Cost of units redeemed/account charges	(3,928,630)
Net investment income (loss)	462,343
Net realized gain (loss)	(45,033)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	126,628
Net assets	$3,653,283

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	2,293	$2,789	1.25%	4.1%	12/31/2020	$1.23	0	$0	1.00%	4.4%	12/31/2020	$1.24	0	$0	0.75%	4.6%
12/31/2019	1.17	2,040	2,383	1.25%	14.5%	12/31/2019	1.18	0	0	1.00%	14.8%	12/31/2019	1.19	0	0	0.75%	15.1%
12/31/2018	1.02	1,965	2,005	1.25%	-4.1%	12/31/2018	1.03	0	0	1.00%	-3.8%	12/31/2018	1.03	0	0	0.75%	-3.6%
12/31/2017	1.06	1,659	1,765	1.25%	5.8%	12/31/2017	1.07	0	0	1.00%	6.1%	12/31/2017	1.07	0	0	0.75%	6.3%
12/31/2016	1.01	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	4.9%	12/31/2020	$1.27	0	$0	0.25%	5.2%	12/31/2020	$1.28	676	$864	0.00%	5.4%
12/31/2019	1.20	0	0	0.50%	15.4%	12/31/2019	1.20	0	0	0.25%	15.6%	12/31/2019	1.21	1,003	1,217	0.00%	15.9%
12/31/2018	1.04	0	0	0.50%	-3.4%	12/31/2018	1.04	0	0	0.25%	-3.1%	12/31/2018	1.05	871	912	0.00%	-2.9%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.08	0	0	0.25%	6.9%	12/31/2017	1.08	684	738	0.00%	7.1%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.0%
2019	5.3%
2018	5.2%
2017	4.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,087,344	$4,836,604	403,637
Receivables: investments sold	-
Payables: investments purchased	(5,554)
Net assets	$5,081,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,081,790	4,267,091	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$5,081,790	4,267,091

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$94,244
Mortality & expense charges	(52,713)
Net investment income (loss)	41,531

Gain (loss) on investments:
Net realized gain (loss)	111,205
Realized gain distributions	35,201
Net change in unrealized appreciation (depreciation)	118,956
Net gain (loss)	265,362

Increase (decrease) in net assets from operations	$306,893

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,531	$40,147
Net realized gain (loss)	111,205	17,929
Realized gain distributions	35,201	-
Net change in unrealized appreciation (depreciation)	118,956	141,430

Increase (decrease) in net assets from operations	306,893	199,506

Contract owner transactions:
Proceeds from units sold	3,526,432	2,145,075
Cost of units redeemed	(2,144,820)	(895,970)
Account charges	(4,487)	(3,696)
Increase (decrease)	1,377,125	1,245,409
Net increase (decrease)	1,684,018	1,444,915
Net assets, beginning	3,397,772	1,952,857
Net assets, ending	$5,081,790	$3,397,772

Units sold	3,004,906	1,986,236
Units redeemed	(1,832,102)	(827,443)
Net increase (decrease)	1,172,804	1,158,793
Units outstanding, beginning	3,094,287	1,935,494
Units outstanding, ending	4,267,091	3,094,287

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$8,438,311
Cost of units redeemed/account charges	(3,872,150)
Net investment income (loss)	104,634
Net realized gain (loss)	124,199
Realized gain distributions	36,056
Net change in unrealized appreciation (depreciation)	250,740
Net assets	$5,081,790

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	4,267	$5,082	1.25%	8.5%	12/31/2020	$1.20	0	$0	1.00%	8.7%	12/31/2020	$1.22	0	$0	0.75%	9.0%
12/31/2019	1.10	3,094	3,398	1.25%	8.8%	12/31/2019	1.11	0	0	1.00%	9.1%	12/31/2019	1.12	0	0	0.75%	9.4%
12/31/2018	1.01	1,935	1,953	1.25%	-1.4%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.02	0	0	0.75%	-0.9%
12/31/2017	1.02	882	903	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.1%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	9.3%	12/31/2020	$1.24	0	$0	0.25%	9.5%	12/31/2020	$1.25	0	$0	0.00%	9.8%
12/31/2019	1.12	0	0	0.50%	9.6%	12/31/2019	1.13	0	0	0.25%	9.9%	12/31/2019	1.14	0	0	0.00%	10.2%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.03	0	0	0.25%	-0.4%	12/31/2018	1.04	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.7%
2018	2.3%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,001	$420,061	42,596
Receivables: investments sold	988
Payables: investments purchased	-
Net assets	$445,989

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,989	370,458	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$445,989	370,458

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$9,295
Mortality & expense charges	(4,479)
Net investment income (loss)	4,816

Gain (loss) on investments:
Net realized gain (loss)	1,716
Realized gain distributions	13,223
Net change in unrealized appreciation (depreciation)	10,318
Net gain (loss)	25,257

Increase (decrease) in net assets from operations	$30,073

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,816	$6,607
Net realized gain (loss)	1,716	3,844
Realized gain distributions	13,223	-
Net change in unrealized appreciation (depreciation)	10,318	20,690

Increase (decrease) in net assets from operations	30,073	31,141

Contract owner transactions:
Proceeds from units sold	130,244	44,166
Cost of units redeemed	(21,713)	(111,591)
Account charges	(210)	(75)
Increase (decrease)	108,321	(67,500)
Net increase (decrease)	138,394	(36,359)
Net assets, beginning	307,595	343,954
Net assets, ending	$445,989	$307,595

Units sold	110,793	66,519
Units redeemed	(19,002)	(127,919)
Net increase (decrease)	91,791	(61,400)
Units outstanding, beginning	278,667	340,067
Units outstanding, ending	370,458	278,667

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$656,210
Cost of units redeemed/account charges	(268,650)
Net investment income (loss)	17,195
Net realized gain (loss)	2,906
Realized gain distributions	13,388
Net change in unrealized appreciation (depreciation)	24,940
Net assets	$445,989

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	370	$446	1.25%	9.1%	12/31/2020	$1.22	0	$0	1.00%	9.3%	12/31/2020	$1.23	0	$0	0.75%	9.6%
12/31/2019	1.10	279	308	1.25%	9.1%	12/31/2019	1.11	0	0	1.00%	9.4%	12/31/2019	1.12	0	0	0.75%	9.7%
12/31/2018	1.01	340	344	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.02	0	0	0.75%	-1.2%
12/31/2017	1.03	231	237	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.5%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.24	0	$0	0.50%	9.9%	12/31/2020	$1.25	0	$0	0.25%	10.2%	12/31/2020	$1.27	0	$0	0.00%	10.4%
12/31/2019	1.13	0	0	0.50%	10.0%	12/31/2019	1.14	0	0	0.25%	10.2%	12/31/2019	1.15	0	0	0.00%	10.5%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.03	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	3.7%	12/31/2017	1.04	0	0	0.25%	4.0%	12/31/2017	1.04	0	0	0.00%	4.3%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.5%
2019	3.3%
2018	2.8%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,022,215	$2,071,837	174,766
Receivables: investments sold	22,552
Payables: investments purchased	-
Net assets	$2,044,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,044,767	1,818,570	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$2,044,767	1,818,570

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$36,281
Mortality & expense charges	(35,321)
Net investment income (loss)	960

Gain (loss) on investments:
Net realized gain (loss)	220,084
Realized gain distributions	72,767
Net change in unrealized appreciation (depreciation)	(96,892)
Net gain (loss)	195,959

Increase (decrease) in net assets from operations	$196,919

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$960	$13,727
Net realized gain (loss)	220,084	10,579
Realized gain distributions	72,767	-
Net change in unrealized appreciation (depreciation)	(96,892)	22,707

Increase (decrease) in net assets from operations	196,919	47,013

Contract owner transactions:
Proceeds from units sold	2,046,904	1,705,583
Cost of units redeemed	(2,788,489)	(218,327)
Account charges	(6,550)	(2,709)
Increase (decrease)	(748,135)	1,484,547
Net increase (decrease)	(551,216)	1,531,560
Net assets, beginning	2,595,983	1,064,423
Net assets, ending	$2,044,767	$2,595,983

Units sold	1,835,334	1,618,760
Units redeemed	(2,486,692)	(213,029)
Net increase (decrease)	(651,358)	1,405,731
Units outstanding, beginning	2,469,928	1,064,197
Units outstanding, ending	1,818,570	2,469,928

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,807,070
Cost of units redeemed/account charges	(4,019,764)
Net investment income (loss)	21,052
Net realized gain (loss)	213,264
Realized gain distributions	72,767
Net change in unrealized appreciation (depreciation)	(49,622)
Net assets	$2,044,767

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	1,819	$2,045	1.25%	7.0%	12/31/2020	$1.14	0	$0	1.00%	7.2%	12/31/2020	$1.15	0	$0	0.75%	7.5%
12/31/2019	1.05	2,470	2,596	1.25%	5.1%	12/31/2019	1.06	0	0	1.00%	5.3%	12/31/2019	1.07	0	0	0.75%	5.6%
12/31/2018	1.00	1,064	1,064	1.25%	-0.2%	12/31/2018	1.01	0	0	1.00%	0.1%	12/31/2018	1.01	0	0	0.75%	0.4%
12/31/2017	1.00	138	138	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	0	$0	0.50%	7.8%	12/31/2020	$1.17	0	$0	0.25%	8.1%	12/31/2020	$1.18	0	$0	0.00%	8.3%
12/31/2019	1.08	0	0	0.50%	5.9%	12/31/2019	1.08	0	0	0.25%	6.1%	12/31/2019	1.09	0	0	0.00%	6.4%
12/31/2018	1.02	0	0	0.50%	0.6%	12/31/2018	1.02	0	0	0.25%	0.9%	12/31/2018	1.03	0	0	0.00%	1.1%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.02	0	0	0.00%	1.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.6%
2018	1.9%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,968,452	$3,842,467	175,043
Receivables: investments sold	-
Payables: investments purchased	(225)
Net assets	$3,968,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,968,227	3,008,213	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$3,968,227	3,008,213

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$33,885
Mortality & expense charges	(17,703)
Net investment income (loss)	16,182

Gain (loss) on investments:
Net realized gain (loss)	17,690
Realized gain distributions	60,278
Net change in unrealized appreciation (depreciation)	103,035
Net gain (loss)	181,003

Increase (decrease) in net assets from operations	$197,185

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,182	$7,974
Net realized gain (loss)	17,690	2,811
Realized gain distributions	60,278	257
Net change in unrealized appreciation (depreciation)	103,035	46,687

Increase (decrease) in net assets from operations	197,185	57,729

Contract owner transactions:
Proceeds from units sold	6,652,080	363,895
Cost of units redeemed	(3,486,216)	(161,921)
Account charges	(4,100)	(1,155)
Increase (decrease)	3,161,764	200,819
Net increase (decrease)	3,358,949	258,548
Net assets, beginning	609,278	350,730
Net assets, ending	$3,968,227	$609,278

Units sold	8,718,014	314,400
Units redeemed	(6,218,452)	(140,266)
Net increase (decrease)	2,499,562	174,134
Units outstanding, beginning	508,651	334,517
Units outstanding, ending	3,008,213	508,651

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,099,040
Cost of units redeemed/account charges	(6,333,427)
Net investment income (loss)	35,091
Net realized gain (loss)	(23,274)
Realized gain distributions	64,812
Net change in unrealized appreciation (depreciation)	125,985
Net assets	$3,968,227

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	3,008	$3,968	1.25%	10.1%	12/31/2020	$1.33	0	$0	1.00%	10.4%	12/31/2020	$1.35	0	$0	0.75%	10.7%
12/31/2019	1.20	509	609	1.25%	14.2%	12/31/2019	1.21	0	0	1.00%	14.5%	12/31/2019	1.22	0	0	0.75%	14.8%
12/31/2018	1.05	335	351	1.25%	-4.2%	12/31/2018	1.05	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.09	150	165	1.25%	9.6%	12/31/2017	1.10	0	0	1.00%	9.9%	12/31/2017	1.10	0	0	0.75%	10.2%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	11.0%	12/31/2020	$1.37	0	$0	0.25%	11.2%	12/31/2020	$1.39	0	$0	0.00%	11.5%
12/31/2019	1.23	0	0	0.50%	15.1%	12/31/2019	1.24	0	0	0.25%	15.4%	12/31/2019	1.24	0	0	0.00%	15.7%
12/31/2018	1.06	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.10	0	0	0.50%	10.4%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	11.0%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.9%
2018	7.8%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,315,413	$11,249,313	305,937
Receivables: investments sold	-
Payables: investments purchased	(4,475)
Net assets	$12,310,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,310,938	8,242,614	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$12,310,938	8,242,614

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$142,936
Mortality & expense charges	(57,040)
Net investment income (loss)	85,896

Gain (loss) on investments:
Net realized gain (loss)	2,961
Realized gain distributions	222,740
Net change in unrealized appreciation (depreciation)	914,770
Net gain (loss)	1,140,471

Increase (decrease) in net assets from operations	$1,226,367

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$85,896	$34,735
Net realized gain (loss)	2,961	7,529
Realized gain distributions	222,740	612
Net change in unrealized appreciation (depreciation)	914,770	274,687

Increase (decrease) in net assets from operations	1,226,367	317,563

Contract owner transactions:
Proceeds from units sold	16,465,199	3,508,466
Cost of units redeemed	(8,476,178)	(1,863,603)
Account charges	(9,620)	(3,963)
Increase (decrease)	7,979,401	1,640,900
Net increase (decrease)	9,205,768	1,958,463
Net assets, beginning	3,105,170	1,146,707
Net assets, ending	$12,310,938	$3,105,170

Units sold	16,192,422	2,828,347
Units redeemed	(10,320,302)	(1,522,350)
Net increase (decrease)	5,872,120	1,305,997
Units outstanding, beginning	2,370,494	1,064,497
Units outstanding, ending	8,242,614	2,370,494

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,256,974
Cost of units redeemed/account charges	(10,404,725)
Net investment income (loss)	136,860
Net realized gain (loss)	12,311
Realized gain distributions	243,418
Net change in unrealized appreciation (depreciation)	1,066,100
Net assets	$12,310,938

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	8,243	$12,311	1.25%	14.0%	12/31/2020	$1.51	0	$0	1.00%	14.3%	12/31/2020	$1.52	0	$0	0.75%	14.6%
12/31/2019	1.31	2,370	3,105	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%
12/31/2018	1.08	1,064	1,147	1.25%	-8.1%	12/31/2018	1.08	0	0	1.00%	-7.8%	12/31/2018	1.09	0	0	0.75%	-7.6%
12/31/2017	1.17	340	398	1.25%	17.7%	12/31/2017	1.17	0	0	1.00%	18.0%	12/31/2017	1.18	0	0	0.75%	18.3%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	0	$0	0.50%	14.9%	12/31/2020	$1.56	0	$0	0.25%	15.2%	12/31/2020	$1.57	0	$0	0.00%	15.5%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-7.4%	12/31/2018	1.10	0	0	0.25%	-7.1%	12/31/2018	1.11	0	0	0.00%	-6.9%
12/31/2017	1.18	0	0	0.50%	18.6%	12/31/2017	1.18	0	0	0.25%	18.9%	12/31/2017	1.19	0	0	0.00%	19.2%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.6%
2018	2.7%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$598,208	$582,716	34,592
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$598,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$598,447	485,931	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$598,447	485,931

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,012
Mortality & expense charges	(1,294)
Net investment income (loss)	1,718

Gain (loss) on investments:
Net realized gain (loss)	264
Realized gain distributions	2,549
Net change in unrealized appreciation (depreciation)	15,191
Net gain (loss)	18,004

Increase (decrease) in net assets from operations	$19,722

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,718	$135
Net realized gain (loss)	264	1
Realized gain distributions	2,549	1
Net change in unrealized appreciation (depreciation)	15,191	617

Increase (decrease) in net assets from operations	19,722	754

Contract owner transactions:
Proceeds from units sold	1,139,398	2,394
Cost of units redeemed	(569,905)	-
Account charges	(183)	(44)
Increase (decrease)	569,310	2,350
Net increase (decrease)	589,032	3,104
Net assets, beginning	9,415	6,311
Net assets, ending	$598,447	$9,415

Units sold	1,084,646	2,167
Units redeemed	(606,954)	(39)
Net increase (decrease)	477,692	2,128
Units outstanding, beginning	8,239	6,111
Units outstanding, ending	485,931	8,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,154,622
Cost of units redeemed/account charges	(576,532)
Net investment income (loss)	1,997
Net realized gain (loss)	264
Realized gain distributions	2,604
Net change in unrealized appreciation (depreciation)	15,492
Net assets	$598,447

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	486	$598	1.25%	7.8%	12/31/2020	$1.24	0	$0	1.00%	8.0%	12/31/2020	$1.26	0	$0	0.75%	8.3%
12/31/2019	1.14	8	9	1.25%	10.7%	12/31/2019	1.15	0	0	1.00%	10.9%	12/31/2019	1.16	0	0	0.75%	11.2%
12/31/2018	1.03	6	6	1.25%	-2.3%	12/31/2018	1.04	0	0	1.00%	-2.0%	12/31/2018	1.04	0	0	0.75%	-1.8%
12/31/2017	1.06	6	6	1.25%	5.7%	12/31/2017	1.06	0	0	1.00%	5.9%	12/31/2017	1.06	0	0	0.75%	6.2%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	0	$0	0.50%	8.6%	12/31/2020	$1.28	0	$0	0.25%	8.9%	12/31/2020	$1.30	0	$0	0.00%	9.1%
12/31/2019	1.17	0	0	0.50%	11.5%	12/31/2019	1.18	0	0	0.25%	11.8%	12/31/2019	1.19	0	0	0.00%	12.0%
12/31/2018	1.05	0	0	0.50%	-1.5%	12/31/2018	1.05	0	0	0.25%	-1.3%	12/31/2018	1.06	0	0	0.00%	-1.1%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	7.0%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	3.0%
2018	2.7%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,390,968	$12,245,526	423,412
Receivables: investments sold	10,053
Payables: investments purchased	-
Net assets	$13,401,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,401,021	9,529,886	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$13,401,021	9,529,886

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$181,563
Mortality & expense charges	(99,638)
Net investment income (loss)	81,925

Gain (loss) on investments:
Net realized gain (loss)	76,471
Realized gain distributions	228,019
Net change in unrealized appreciation (depreciation)	856,606
Net gain (loss)	1,161,096

Increase (decrease) in net assets from operations	$1,243,021

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$81,925	$82,439
Net realized gain (loss)	76,471	12,052
Realized gain distributions	228,019	4,210
Net change in unrealized appreciation (depreciation)	856,606	712,161

Increase (decrease) in net assets from operations	1,243,021	810,862

Contract owner transactions:
Proceeds from units sold	12,336,256	3,442,185
Cost of units redeemed	(6,863,304)	(1,684,826)
Account charges	(21,930)	(19,111)
Increase (decrease)	5,451,022	1,738,248
Net increase (decrease)	6,694,043	2,549,110
Net assets, beginning	6,706,978	4,157,868
Net assets, ending	$13,401,021	$6,706,978

Units sold	11,173,326	2,864,218
Units redeemed	(6,994,139)	(1,423,855)
Net increase (decrease)	4,179,187	1,440,363
Units outstanding, beginning	5,350,699	3,910,336
Units outstanding, ending	9,529,886	5,350,699

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,510,872
Cost of units redeemed/account charges	(10,862,264)
Net investment income (loss)	229,445
Net realized gain (loss)	81,982
Realized gain distributions	295,544
Net change in unrealized appreciation (depreciation)	1,145,442
Net assets	$13,401,021

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	9,530	$13,401	1.25%	12.2%	12/31/2020	$1.42	0	$0	1.00%	12.5%	12/31/2020	$1.44	0	$0	0.75%	12.7%
12/31/2019	1.25	5,351	6,707	1.25%	17.9%	12/31/2019	1.26	0	0	1.00%	18.2%	12/31/2019	1.27	0	0	0.75%	18.5%
12/31/2018	1.06	3,910	4,158	1.25%	-6.1%	12/31/2018	1.07	0	0	1.00%	-5.9%	12/31/2018	1.07	0	0	0.75%	-5.6%
12/31/2017	1.13	1,396	1,581	1.25%	13.6%	12/31/2017	1.14	0	0	1.00%	13.9%	12/31/2017	1.14	0	0	0.75%	14.2%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	0	$0	0.50%	13.0%	12/31/2020	$1.46	0	$0	0.25%	13.3%	12/31/2020	$1.48	0	$0	0.00%	13.6%
12/31/2019	1.28	0	0	0.50%	18.8%	12/31/2019	1.29	0	0	0.25%	19.1%	12/31/2019	1.30	0	0	0.00%	19.4%
12/31/2018	1.08	0	0	0.50%	-5.4%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.09	0	0	0.00%	-4.9%
12/31/2017	1.14	0	0	0.50%	14.5%	12/31/2017	1.14	0	0	0.25%	14.8%	12/31/2017	1.15	0	0	0.00%	15.0%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.7%
2018	2.8%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Materials Index Fund Admiral Class - 06-FKG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,482	$19,538	293
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$23,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,486	16,980	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$23,486	16,980

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$296
Mortality & expense charges	(185)
Net investment income (loss)	111

Gain (loss) on investments:
Net realized gain (loss)	1,105
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,442
Net gain (loss)	4,547

Increase (decrease) in net assets from operations	$4,658

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111	$64
Net realized gain (loss)	1,105	(15)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,442	1,202

Increase (decrease) in net assets from operations	4,658	1,251

Contract owner transactions:
Proceeds from units sold	15,358	5,084
Cost of units redeemed	(6,156)	(205)
Account charges	(16)	(24)
Increase (decrease)	9,186	4,855
Net increase (decrease)	13,844	6,106
Net assets, beginning	9,642	3,536
Net assets, ending	$23,486	$9,642

Units sold	13,307	4,858
Units redeemed	(4,550)	(316)
Net increase (decrease)	8,757	4,542
Units outstanding, beginning	8,223	3,681
Units outstanding, ending	16,980	8,223

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$35,448
Cost of units redeemed/account charges	(16,984)
Net investment income (loss)	205
Net realized gain (loss)	873
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,944
Net assets	$23,486

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	17	$23	1.25%	18.0%	12/31/2020	$1.40	0	$0	1.00%	18.3%	12/31/2020	$1.41	0	$0	0.75%	18.5%
12/31/2019	1.17	8	10	1.25%	22.0%	12/31/2019	1.18	0	0	1.00%	22.4%	12/31/2019	1.19	0	0	0.75%	22.7%
12/31/2018	0.96	4	4	1.25%	-18.4%	12/31/2018	0.97	0	0	1.00%	-18.2%	12/31/2018	0.97	0	0	0.75%	-18.0%
12/31/2017	1.18	6	7	1.25%	22.1%	12/31/2017	1.18	0	0	1.00%	22.5%	12/31/2017	1.18	0	0	0.75%	22.8%
12/31/2016	0.96	0	0	1.25%	-3.6%	12/31/2016	0.96	0	0	1.00%	-3.6%	12/31/2016	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.43	0	$0	0.50%	18.8%	12/31/2020	$1.44	0	$0	0.25%	19.1%	12/31/2020	$1.46	0	$0	0.00%	19.4%
12/31/2019	1.20	0	0	0.50%	23.0%	12/31/2019	1.21	0	0	0.25%	23.3%	12/31/2019	1.22	0	0	0.00%	23.6%
12/31/2018	0.98	0	0	0.50%	-17.8%	12/31/2018	0.98	0	0	0.25%	-17.6%	12/31/2018	0.99	0	0	0.00%	-17.4%
12/31/2017	1.19	0	0	0.50%	23.1%	12/31/2017	1.19	0	0	0.25%	23.4%	12/31/2017	1.19	0	0	0.00%	23.7%
12/31/2016	0.96	0	0	0.50%	-3.6%	12/31/2016	0.96	0	0	0.25%	-3.5%	12/31/2016	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.1%
2018	2.4%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,830,832	$3,916,443	144,661
Receivables: investments sold	21,116
Payables: investments purchased	-
Net assets	$4,851,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,851,948	2,508,905	$1.93
Band 100	-	-	1.95
Band 75	-	-	1.97
Band 50	-	-	1.99
Band 25	-	-	2.01
Band 0	-	-	2.03
Total	$4,851,948	2,508,905

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$6,882
Mortality & expense charges	(77,067)
Net investment income (loss)	(70,185)

Gain (loss) on investments:
Net realized gain (loss)	513,795
Realized gain distributions	278,947
Net change in unrealized appreciation (depreciation)	867,030
Net gain (loss)	1,659,772

Increase (decrease) in net assets from operations	$1,589,587

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(70,185)	$(74,898)
Net realized gain (loss)	513,795	(85,532)
Realized gain distributions	278,947	629,179
Net change in unrealized appreciation (depreciation)	867,030	1,418,339

Increase (decrease) in net assets from operations	1,589,587	1,887,088

Contract owner transactions:
Proceeds from units sold	1,504,739	3,594,575
Cost of units redeemed	(5,235,969)	(5,793,078)
Account charges	(6,251)	(7,042)
Increase (decrease)	(3,737,481)	(2,205,545)
Net increase (decrease)	(2,147,894)	(318,457)
Net assets, beginning	6,999,842	7,318,299
Net assets, ending	$4,851,948	$6,999,842

Units sold	1,019,404	2,583,894
Units redeemed	(3,279,531)	(4,317,965)
Net increase (decrease)	(2,260,127)	(1,734,071)
Units outstanding, beginning	4,769,032	6,503,103
Units outstanding, ending	2,508,905	4,769,032

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,747,102
Cost of units redeemed/account charges	(16,188,032)
Net investment income (loss)	(219,510)
Net realized gain (loss)	597,683
Realized gain distributions	2,000,316
Net change in unrealized appreciation (depreciation)	914,389
Net assets	$4,851,948

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.93	2,509	$4,852	1.25%	31.8%	12/31/2020	$1.95	0	$0	1.00%	32.1%	12/31/2020	$1.97	0	$0	0.75%	32.4%
12/31/2019	1.47	4,769	7,000	1.25%	30.4%	12/31/2019	1.48	0	0	1.00%	30.8%	12/31/2019	1.49	0	0	0.75%	31.1%
12/31/2018	1.13	6,503	7,318	1.25%	-4.5%	12/31/2018	1.13	0	0	1.00%	-4.3%	12/31/2018	1.14	0	0	0.75%	-4.0%
12/31/2017	1.18	5,290	6,234	1.25%	20.5%	12/31/2017	1.18	0	0	1.00%	20.8%	12/31/2017	1.18	0	0	0.75%	21.1%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.99	0	$0	0.50%	32.7%	12/31/2020	$2.01	0	$0	0.25%	33.1%	12/31/2020	$2.03	0	$0	0.00%	33.4%
12/31/2019	1.50	0	0	0.50%	31.4%	12/31/2019	1.51	0	0	0.25%	31.7%	12/31/2019	1.53	0	0	0.00%	32.1%
12/31/2018	1.14	0	0	0.50%	-3.8%	12/31/2018	1.15	0	0	0.25%	-3.5%	12/31/2018	1.15	0	0	0.00%	-3.3%
12/31/2017	1.19	0	0	0.50%	21.4%	12/31/2017	1.19	0	0	0.25%	21.7%	12/31/2017	1.19	0	0	0.00%	22.0%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.2%
2018	0.4%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,337,476	$39,247,075	199,175
Receivables: investments sold	-
Payables: investments purchased	(268,865)
Net assets	$51,068,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,159,270	28,312,996	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	6,909,341	4,210,666	1.64
Total	$51,068,611	32,523,662

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$717,846
Mortality & expense charges	(438,351)
Net investment income (loss)	279,495

Gain (loss) on investments:
Net realized gain (loss)	788,159
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,270,681
Net gain (loss)	8,058,840

Increase (decrease) in net assets from operations	$8,338,335

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$279,495	$211,456
Net realized gain (loss)	788,159	209,339
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,270,681	6,581,284

Increase (decrease) in net assets from operations	8,338,335	7,002,079

Contract owner transactions:
Proceeds from units sold	17,396,461	17,926,386
Cost of units redeemed	(13,623,256)	(6,083,866)
Account charges	(69,599)	(47,213)
Increase (decrease)	3,703,606	11,795,307
Net increase (decrease)	12,041,941	18,797,386
Net assets, beginning	39,026,670	20,229,284
Net assets, ending	$51,068,611	$39,026,670

Units sold	15,175,392	14,930,482
Units redeemed	(11,683,478)	(5,368,490)
Net increase (decrease)	3,491,914	9,561,992
Units outstanding, beginning	29,031,748	19,469,756
Units outstanding, ending	32,523,662	29,031,748

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$65,601,971
Cost of units redeemed/account charges	(28,528,073)
Net investment income (loss)	727,138
Net realized gain (loss)	1,177,174
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,090,401
Net assets	$51,068,611

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	28,313	$44,159	1.25%	16.8%	12/31/2020	$1.58	0	$0	1.00%	17.1%	12/31/2020	$1.59	0	$0	0.75%	17.4%
12/31/2019	1.34	24,235	32,370	1.25%	29.4%	12/31/2019	1.35	0	0	1.00%	29.7%	12/31/2019	1.36	0	0	0.75%	30.1%
12/31/2018	1.03	14,522	14,989	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.04	0	0	0.75%	-9.9%
12/31/2017	1.15	6,292	7,245	1.25%	17.8%	12/31/2017	1.15	0	0	1.00%	18.1%	12/31/2017	1.16	0	0	0.75%	18.4%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	0	$0	0.50%	17.7%	12/31/2020	$1.62	0	$0	0.25%	17.9%	12/31/2020	$1.64	4,211	$6,909	0.00%	18.2%
12/31/2019	1.37	0	0	0.50%	30.4%	12/31/2019	1.38	0	0	0.25%	30.7%	12/31/2019	1.39	4,797	6,657	0.00%	31.0%
12/31/2018	1.05	0	0	0.50%	-9.7%	12/31/2018	1.05	0	0	0.25%	-9.5%	12/31/2018	1.06	4,948	5,240	0.00%	-9.2%
12/31/2017	1.16	0	0	0.50%	18.7%	12/31/2017	1.16	0	0	0.25%	19.0%	12/31/2017	1.17	5,386	6,285	0.00%	19.3%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	1.7%
2018	1.8%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard REIT Index Fund Admiral Class - 06-FKK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,393,661	$3,461,283	28,360
Receivables: investments sold	20,327
Payables: investments purchased	-
Net assets	$3,413,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,413,988	2,929,099	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$3,413,988	2,929,099

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$139,217
Mortality & expense charges	(44,437)
Net investment income (loss)	94,780

Gain (loss) on investments:
Net realized gain (loss)	(24,925)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(349,278)
Net gain (loss)	(374,203)

Increase (decrease) in net assets from operations	$(279,423)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,780	$71,101
Net realized gain (loss)	(24,925)	46,753
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(349,278)	408,394

Increase (decrease) in net assets from operations	(279,423)	526,248

Contract owner transactions:
Proceeds from units sold	1,226,753	2,909,478
Cost of units redeemed	(1,860,842)	(769,658)
Account charges	(2,803)	(2,585)
Increase (decrease)	(636,892)	2,137,235
Net increase (decrease)	(916,315)	2,663,483
Net assets, beginning	4,330,303	1,666,820
Net assets, ending	$3,413,988	$4,330,303

Units sold	1,063,570	2,445,438
Units redeemed	(1,632,745)	(661,827)
Net increase (decrease)	(569,175)	1,783,611
Units outstanding, beginning	3,498,274	1,714,663
Units outstanding, ending	2,929,099	3,498,274

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,056,934
Cost of units redeemed/account charges	(3,810,878)
Net investment income (loss)	226,813
Net realized gain (loss)	8,741
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(67,622)
Net assets	$3,413,988

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	2,929	$3,414	1.25%	-5.8%	12/31/2020	$1.18	0	$0	1.00%	-5.6%	12/31/2020	$1.19	0	$0	0.75%	-5.4%
12/31/2019	1.24	3,498	4,330	1.25%	27.3%	12/31/2019	1.25	0	0	1.00%	27.7%	12/31/2019	1.26	0	0	0.75%	28.0%
12/31/2018	0.97	1,715	1,667	1.25%	-7.1%	12/31/2018	0.98	0	0	1.00%	-6.9%	12/31/2018	0.98	0	0	0.75%	-6.7%
12/31/2017	1.05	912	955	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.20	0	$0	0.50%	-5.1%	12/31/2020	$1.21	0	$0	0.25%	-4.9%	12/31/2020	$1.23	0	$0	0.00%	-4.7%
12/31/2019	1.27	0	0	0.50%	28.3%	12/31/2019	1.28	0	0	0.25%	28.6%	12/31/2019	1.29	0	0	0.00%	28.9%
12/31/2018	0.99	0	0	0.50%	-6.4%	12/31/2018	0.99	0	0	0.25%	-6.2%	12/31/2018	1.00	0	0	0.00%	-5.9%
12/31/2017	1.06	0	0	0.50%	4.4%	12/31/2017	1.06	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	3.5%
2018	4.2%
2017	5.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Selected Value Fund Investor Class - 06-FKM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,490,067	$3,426,873	133,389
Receivables: investments sold	-
Payables: investments purchased	(24,616)
Net assets	$3,465,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,345,267	2,727,099	$1.23
Band 100	-	-	1.24
Band 75	120,184	96,003	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$3,465,451	2,823,102

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43,987
Mortality & expense charges	(49,170)
Net investment income (loss)	(5,183)

Gain (loss) on investments:
Net realized gain (loss)	(423,528)
Realized gain distributions	279,012
Net change in unrealized appreciation (depreciation)	178,833
Net gain (loss)	34,317

Increase (decrease) in net assets from operations	$29,134

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,183)	$13,131
Net realized gain (loss)	(423,528)	(450,011)
Realized gain distributions	279,012	310,335
Net change in unrealized appreciation (depreciation)	178,833	1,647,741

Increase (decrease) in net assets from operations	29,134	1,521,196

Contract owner transactions:
Proceeds from units sold	1,181,480	1,390,355
Cost of units redeemed	(3,229,143)	(3,207,997)
Account charges	(3,812)	(6,109)
Increase (decrease)	(2,051,475)	(1,823,751)
Net increase (decrease)	(2,022,341)	(302,555)
Net assets, beginning	5,487,792	5,790,347
Net assets, ending	$3,465,451	$5,487,792

Units sold	1,219,513	1,327,590
Units redeemed	(3,070,045)	(2,964,427)
Net increase (decrease)	(1,850,532)	(1,636,837)
Units outstanding, beginning	4,673,634	6,310,471
Units outstanding, ending	2,823,102	4,673,634

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,503,854
Cost of units redeemed/account charges	(9,482,199)
Net investment income (loss)	87,570
Net realized gain (loss)	(936,765)
Realized gain distributions	1,229,797
Net change in unrealized appreciation (depreciation)	63,194
Net assets	$3,465,451

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	2,727	$3,345	1.25%	4.5%	12/31/2020	$1.24	0	$0	1.00%	4.8%	12/31/2020	$1.25	96	$120	0.75%	5.1%
12/31/2019	1.17	4,492	5,271	1.25%	27.9%	12/31/2019	1.18	0	0	1.00%	28.2%	12/31/2019	1.19	182	216	0.75%	28.6%
12/31/2018	0.92	6,142	5,634	1.25%	-20.7%	12/31/2018	0.92	0	0	1.00%	-20.5%	12/31/2018	0.93	168	156	0.75%	-20.3%
12/31/2017	1.16	1,970	2,280	1.25%	18.0%	12/31/2017	1.16	0	0	1.00%	18.3%	12/31/2017	1.16	0	0	0.75%	18.6%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	5.3%	12/31/2020	$1.28	0	$0	0.25%	5.6%	12/31/2020	$1.29	0	$0	0.00%	5.8%
12/31/2019	1.20	0	0	0.50%	28.9%	12/31/2019	1.21	0	0	0.25%	29.2%	12/31/2019	1.22	0	0	0.00%	29.5%
12/31/2018	0.93	0	0	0.50%	-20.1%	12/31/2018	0.94	0	0	0.25%	-19.9%	12/31/2018	0.94	0	0	0.00%	-19.7%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.17	0	0	0.25%	19.2%	12/31/2017	1.17	0	0	0.00%	19.5%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	1.6%
2018	2.7%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,500,650	$2,184,963	39,093
Receivables: investments sold	-
Payables: investments purchased	(113,224)
Net assets	$2,387,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,386,244	2,005,962	$1.19
Band 100	1,182	984	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$2,387,426	2,006,946

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43,969
Mortality & expense charges	(27,756)
Net investment income (loss)	16,213

Gain (loss) on investments:
Net realized gain (loss)	(70,056)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	188,114
Net gain (loss)	118,058

Increase (decrease) in net assets from operations	$134,271

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,213	$22,366
Net realized gain (loss)	(70,056)	(17,421)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	188,114	423,766

Increase (decrease) in net assets from operations	134,271	428,711

Contract owner transactions:
Proceeds from units sold	656,141	637,158
Cost of units redeemed	(980,580)	(438,155)
Account charges	(3,196)	(3,204)
Increase (decrease)	(327,635)	195,799
Net increase (decrease)	(193,364)	624,510
Net assets, beginning	2,580,790	1,956,280
Net assets, ending	$2,387,426	$2,580,790

Units sold	764,118	660,470
Units redeemed	(1,024,988)	(476,796)
Net increase (decrease)	(260,870)	183,674
Units outstanding, beginning	2,267,816	2,084,142
Units outstanding, ending	2,006,946	2,267,816

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,137,846
Cost of units redeemed/account charges	(4,134,885)
Net investment income (loss)	56,861
Net realized gain (loss)	11,917
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	315,687
Net assets	$2,387,426

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	2,006	$2,386	1.25%	4.5%	12/31/2020	$1.20	1	$1	1.00%	4.8%	12/31/2020	$1.21	0	$0	0.75%	5.1%
12/31/2019	1.14	2,268	2,581	1.25%	21.2%	12/31/2019	1.15	0	0	1.00%	21.5%	12/31/2019	1.16	0	0	0.75%	21.8%
12/31/2018	0.94	2,084	1,956	1.25%	-13.3%	12/31/2018	0.94	0	0	1.00%	-13.1%	12/31/2018	0.95	0	0	0.75%	-12.9%
12/31/2017	1.08	561	607	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	5.3%	12/31/2020	$1.24	0	$0	0.25%	5.6%	12/31/2020	$1.25	0	$0	0.00%	5.8%
12/31/2019	1.16	0	0	0.50%	22.2%	12/31/2019	1.17	0	0	0.25%	22.5%	12/31/2019	1.18	0	0	0.00%	22.8%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.96	0	0	0.25%	-12.4%	12/31/2018	0.96	0	0	0.00%	-12.2%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.3%
2018	2.1%
2017	5.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,083,366	$7,052,191	117,177
Receivables: investments sold	-
Payables: investments purchased	(67,554)
Net assets	$11,015,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,015,812	5,769,842	$1.91
Band 100	-	-	1.93
Band 75	-	-	1.95
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.01
Total	$11,015,812	5,769,842

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$55,190
Mortality & expense charges	(123,743)
Net investment income (loss)	(68,553)

Gain (loss) on investments:
Net realized gain (loss)	682,370
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,277,837
Net gain (loss)	2,960,207

Increase (decrease) in net assets from operations	$2,891,654

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(68,553)	$(62,210)
Net realized gain (loss)	682,370	260,471
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,277,837	2,348,288

Increase (decrease) in net assets from operations	2,891,654	2,546,549

Contract owner transactions:
Proceeds from units sold	1,735,336	1,981,754
Cost of units redeemed	(3,985,719)	(2,602,140)
Account charges	(4,421)	(4,647)
Increase (decrease)	(2,254,804)	(625,033)
Net increase (decrease)	636,850	1,921,516
Net assets, beginning	10,378,962	8,457,446
Net assets, ending	$11,015,812	$10,378,962

Units sold	1,267,415	1,500,877
Units redeemed	(2,760,769)	(1,997,354)
Net increase (decrease)	(1,493,354)	(496,477)
Units outstanding, beginning	7,263,196	7,759,673
Units outstanding, ending	5,769,842	7,263,196

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,524,386
Cost of units redeemed/account charges	(12,528,608)
Net investment income (loss)	(177,842)
Net realized gain (loss)	1,166,701
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,031,175
Net assets	$11,015,812

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.91	5,770	$11,016	1.25%	33.6%	12/31/2020	$1.93	0	$0	1.00%	33.9%	12/31/2020	$1.95	0	$0	0.75%	34.3%
12/31/2019	1.43	7,263	10,379	1.25%	31.1%	12/31/2019	1.44	0	0	1.00%	31.4%	12/31/2019	1.45	0	0	0.75%	31.8%
12/31/2018	1.09	7,760	8,457	1.25%	-6.9%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.10	0	0	0.75%	-6.4%
12/31/2017	1.17	5,404	6,325	1.25%	20.4%	12/31/2017	1.17	0	0	1.00%	20.7%	12/31/2017	1.18	0	0	0.75%	21.0%
12/31/2016	0.97	0	0	1.25%	-2.8%	12/31/2016	0.97	0	0	1.00%	-2.8%	12/31/2016	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.97	0	$0	0.50%	34.6%	12/31/2020	$1.99	0	$0	0.25%	34.9%	12/31/2020	$2.01	0	$0	0.00%	35.3%
12/31/2019	1.46	0	0	0.50%	32.1%	12/31/2019	1.47	0	0	0.25%	32.4%	12/31/2019	1.48	0	0	0.00%	32.8%
12/31/2018	1.11	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	21.3%	12/31/2017	1.18	0	0	0.25%	21.6%	12/31/2017	1.19	0	0	0.00%	21.9%
12/31/2016	0.97	0	0	0.50%	-2.8%	12/31/2016	0.97	0	0	0.25%	-2.8%	12/31/2016	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.6%
2018	0.8%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,450,777	$21,441,084	292,853
Receivables: investments sold	-
Payables: investments purchased	(150,936)
Net assets	$27,299,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,496,058	17,156,874	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	1,803,783	1,153,719	1.56
Total	$27,299,841	18,310,593

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$319,721
Mortality & expense charges	(255,274)
Net investment income (loss)	64,447

Gain (loss) on investments:
Net realized gain (loss)	103,768
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,121,975
Net gain (loss)	4,225,743

Increase (decrease) in net assets from operations	$4,290,190

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64,447	$77,288
Net realized gain (loss)	103,768	40,969
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,121,975	3,865,971

Increase (decrease) in net assets from operations	4,290,190	3,984,228

Contract owner transactions:
Proceeds from units sold	9,913,642	10,517,153
Cost of units redeemed	(9,771,125)	(5,706,994)
Account charges	(25,777)	(21,183)
Increase (decrease)	116,740	4,788,976
Net increase (decrease)	4,406,930	8,773,204
Net assets, beginning	22,892,911	14,119,707
Net assets, ending	$27,299,841	$22,892,911

Units sold	9,248,692	9,125,571
Units redeemed	(9,006,982)	(5,082,875)
Net increase (decrease)	241,710	4,042,696
Units outstanding, beginning	18,068,883	14,026,187
Units outstanding, ending	18,310,593	18,068,883

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$44,179,967
Cost of units redeemed/account charges	(23,436,953)
Net investment income (loss)	234,060
Net realized gain (loss)	313,074
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,009,693
Net assets	$27,299,841

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	17,157	$25,496	1.25%	17.6%	12/31/2020	$1.50	0	$0	1.00%	17.9%	12/31/2020	$1.52	0	$0	0.75%	18.2%
12/31/2019	1.26	16,741	21,150	1.25%	25.8%	12/31/2019	1.27	0	0	1.00%	26.1%	12/31/2019	1.28	0	0	0.75%	26.4%
12/31/2018	1.00	12,801	12,857	1.25%	-10.4%	12/31/2018	1.01	0	0	1.00%	-10.2%	12/31/2018	1.01	0	0	0.75%	-10.0%
12/31/2017	1.12	4,710	5,282	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.4%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	18.5%	12/31/2020	$1.55	0	$0	0.25%	18.8%	12/31/2020	$1.56	1,154	$1,804	0.00%	19.1%
12/31/2019	1.29	0	0	0.50%	26.7%	12/31/2019	1.30	0	0	0.25%	27.0%	12/31/2019	1.31	1,328	1,743	0.00%	27.4%
12/31/2018	1.02	0	0	0.50%	-9.8%	12/31/2018	1.03	0	0	0.25%	-9.5%	12/31/2018	1.03	1,225	1,263	0.00%	-9.3%
12/31/2017	1.13	0	0	0.50%	15.7%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	1,239	1,408	0.00%	16.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	1.6%
2018	1.7%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,941,332	$1,907,684	123,428
Receivables: investments sold	206
Payables: investments purchased	-
Net assets	$1,941,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,941,538	1,492,997	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$1,941,538	1,492,997

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$28,997
Mortality & expense charges	(21,895)
Net investment income (loss)	7,102

Gain (loss) on investments:
Net realized gain (loss)	261
Realized gain distributions	88,707
Net change in unrealized appreciation (depreciation)	54,143
Net gain (loss)	143,111

Increase (decrease) in net assets from operations	$150,213

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,102	$22,189
Net realized gain (loss)	261	(1,545)
Realized gain distributions	88,707	39,552
Net change in unrealized appreciation (depreciation)	54,143	131,189

Increase (decrease) in net assets from operations	150,213	191,385

Contract owner transactions:
Proceeds from units sold	630,113	557,037
Cost of units redeemed	(612,985)	(297,235)
Account charges	(3,914)	(1,823)
Increase (decrease)	13,214	257,979
Net increase (decrease)	163,427	449,364
Net assets, beginning	1,778,111	1,328,747
Net assets, ending	$1,941,538	$1,778,111

Units sold	512,658	562,753
Units redeemed	(509,334)	(335,284)
Net increase (decrease)	3,324	227,469
Units outstanding, beginning	1,489,673	1,262,204
Units outstanding, ending	1,492,997	1,489,673

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,727,168
Cost of units redeemed/account charges	(1,082,652)
Net investment income (loss)	61,804
Net realized gain (loss)	(2,256)
Realized gain distributions	203,826
Net change in unrealized appreciation (depreciation)	33,648
Net assets	$1,941,538

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	1,493	$1,942	1.25%	8.9%	12/31/2020	$1.31	0	$0	1.00%	9.2%	12/31/2020	$1.33	0	$0	0.75%	9.5%
12/31/2019	1.19	1,490	1,778	1.25%	13.4%	12/31/2019	1.20	0	0	1.00%	13.7%	12/31/2019	1.21	0	0	0.75%	14.0%
12/31/2018	1.05	1,262	1,329	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	514	565	1.25%	10.1%	12/31/2017	1.10	0	0	1.00%	10.4%	12/31/2017	1.10	0	0	0.75%	10.7%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.34	0	$0	0.50%	9.8%	12/31/2020	$1.35	0	$0	0.25%	10.0%	12/31/2020	$1.37	0	$0	0.00%	10.3%
12/31/2019	1.22	0	0	0.50%	14.2%	12/31/2019	1.23	0	0	0.25%	14.5%	12/31/2019	1.24	0	0	0.00%	14.8%
12/31/2018	1.07	0	0	0.50%	-3.5%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.7%
2018	3.5%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,691,364	$11,012,521	341,166
Receivables: investments sold	7,224
Payables: investments purchased	-
Net assets	$11,698,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,698,588	8,566,917	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$11,698,588	8,566,917

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$177,710
Mortality & expense charges	(119,206)
Net investment income (loss)	58,504

Gain (loss) on investments:
Net realized gain (loss)	87,483
Realized gain distributions	512,736
Net change in unrealized appreciation (depreciation)	405,557
Net gain (loss)	1,005,776

Increase (decrease) in net assets from operations	$1,064,280

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,504	$101,402
Net realized gain (loss)	87,483	32,777
Realized gain distributions	512,736	84,651
Net change in unrealized appreciation (depreciation)	405,557	716,952

Increase (decrease) in net assets from operations	1,064,280	935,782

Contract owner transactions:
Proceeds from units sold	5,415,471	5,027,511
Cost of units redeemed	(2,713,450)	(2,743,565)
Account charges	(13,235)	(7,997)
Increase (decrease)	2,688,786	2,275,949
Net increase (decrease)	3,753,066	3,211,731
Net assets, beginning	7,945,522	4,733,791
Net assets, ending	$11,698,588	$7,945,522

Units sold	4,331,106	4,299,902
Units redeemed	(2,202,262)	(2,317,879)
Net increase (decrease)	2,128,844	1,982,023
Units outstanding, beginning	6,438,073	4,456,050
Units outstanding, ending	8,566,917	6,438,073

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,995,416
Cost of units redeemed/account charges	(8,121,407)
Net investment income (loss)	270,764
Net realized gain (loss)	156,299
Realized gain distributions	718,673
Net change in unrealized appreciation (depreciation)	678,843
Net assets	$11,698,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.37	8,567	$11,699	1.25%	10.6%	12/31/2020	$1.38	0	$0	1.00%	10.9%	12/31/2020	$1.39	0	$0	0.75%	11.2%
12/31/2019	1.23	6,438	7,946	1.25%	16.2%	12/31/2019	1.24	0	0	1.00%	16.5%	12/31/2019	1.25	0	0	0.75%	16.8%
12/31/2018	1.06	4,456	4,734	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.2%	12/31/2018	1.07	0	0	0.75%	-5.0%
12/31/2017	1.12	2,002	2,250	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.13	0	0	0.75%	13.2%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	11.5%	12/31/2020	$1.42	0	$0	0.25%	11.8%	12/31/2020	$1.44	0	$0	0.00%	12.0%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.6%
12/31/2018	1.08	0	0	0.50%	-4.7%	12/31/2018	1.08	0	0	0.25%	-4.5%	12/31/2018	1.09	0	0	0.00%	-4.2%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.8%	12/31/2017	1.14	0	0	0.00%	14.1%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.9%
2018	3.4%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,623,021	$13,922,248	725,665
Receivables: investments sold	7,819
Payables: investments purchased	-
Net assets	$15,630,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,630,840	11,060,733	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$15,630,840	11,060,733

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$247,166
Mortality & expense charges	(164,812)
Net investment income (loss)	82,354

Gain (loss) on investments:
Net realized gain (loss)	185,266
Realized gain distributions	403,721
Net change in unrealized appreciation (depreciation)	1,047,675
Net gain (loss)	1,636,662

Increase (decrease) in net assets from operations	$1,719,016

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$82,354	$146,161
Net realized gain (loss)	185,266	91,646
Realized gain distributions	403,721	21,419
Net change in unrealized appreciation (depreciation)	1,047,675	1,184,276

Increase (decrease) in net assets from operations	1,719,016	1,443,502

Contract owner transactions:
Proceeds from units sold	6,510,260	5,805,811
Cost of units redeemed	(3,760,331)	(3,039,257)
Account charges	(21,693)	(13,861)
Increase (decrease)	2,728,236	2,752,693
Net increase (decrease)	4,447,252	4,196,195
Net assets, beginning	11,183,588	6,987,393
Net assets, ending	$15,630,840	$11,183,588

Units sold	5,245,649	4,849,564
Units redeemed	(3,039,577)	(2,530,955)
Net increase (decrease)	2,206,072	2,318,609
Units outstanding, beginning	8,854,661	6,536,052
Units outstanding, ending	11,060,733	8,854,661

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$21,269,124
Cost of units redeemed/account charges	(8,511,481)
Net investment income (loss)	392,544
Net realized gain (loss)	296,435
Realized gain distributions	483,445
Net change in unrealized appreciation (depreciation)	1,700,773
Net assets	$15,630,840

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	11,061	$15,631	1.25%	11.9%	12/31/2020	$1.43	0	$0	1.00%	12.2%	12/31/2020	$1.44	0	$0	0.75%	12.4%
12/31/2019	1.26	8,855	11,184	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	0	0	0.75%	18.7%
12/31/2018	1.07	6,536	6,987	1.25%	-6.3%	12/31/2018	1.07	0	0	1.00%	-6.1%	12/31/2018	1.08	0	0	0.75%	-5.9%
12/31/2017	1.14	3,503	3,998	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.1%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.46	0	$0	0.50%	12.7%	12/31/2020	$1.47	0	$0	0.25%	13.0%	12/31/2020	$1.49	0	$0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	0	0	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-5.6%	12/31/2018	1.09	0	0	0.25%	-5.4%	12/31/2018	1.10	0	0	0.00%	-5.2%
12/31/2017	1.15	0	0	0.50%	15.4%	12/31/2017	1.15	0	0	0.25%	15.7%	12/31/2017	1.16	0	0	0.00%	15.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.8%
2018	3.1%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,361,307	$15,002,153	427,898
Receivables: investments sold	-
Payables: investments purchased	(10,026)
Net assets	$17,351,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,351,281	11,984,294	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$17,351,281	11,984,294
Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$275,924
Mortality & expense charges	(175,249)
Net investment income (loss)	100,675

Gain (loss) on investments:
Net realized gain (loss)	72,842
Realized gain distributions	157,450
Net change in unrealized appreciation (depreciation)	1,447,410
Net gain (loss)	1,677,702

Increase (decrease) in net assets from operations	$1,778,377

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$100,675	$168,245
Net realized gain (loss)	72,842	113,402
Realized gain distributions	157,450	-
Net change in unrealized appreciation (depreciation)	1,447,410	1,604,760

Increase (decrease) in net assets from operations	1,778,377	1,886,407

Contract owner transactions:
Proceeds from units sold	5,476,793	7,091,300
Cost of units redeemed	(3,165,854)	(4,380,272)
Account charges	(17,570)	(11,549)
Increase (decrease)	2,293,369	2,699,479
Net increase (decrease)	4,071,746	4,585,886
Net assets, beginning	13,279,535	8,693,649
Net assets, ending	$17,351,281	$13,279,535

Units sold	4,229,485	5,819,473
Units redeemed	(2,580,674)	(3,574,530)
Net increase (decrease)	1,648,811	2,244,943
Units outstanding, beginning	10,335,483	8,090,540
Units outstanding, ending	11,984,294	10,335,483

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$25,701,338
Cost of units redeemed/account charges	(11,569,196)
Net investment income (loss)	455,448
Net realized gain (loss)	226,373
Realized gain distributions	178,164
Net change in unrealized appreciation (depreciation)	2,359,154
Net assets	$17,351,281

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.45	11,984	$17,351	1.25%	12.7%	12/31/2020	$1.46	0	$0	1.00%	13.0%	12/31/2020	$1.48	0	$0	0.75%	13.2%
12/31/2019	1.28	10,335	13,280	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%
12/31/2018	1.07	8,091	8,694	1.25%	-7.0%	12/31/2018	1.08	0	0	1.00%	-6.8%	12/31/2018	1.09	0	0	0.75%	-6.6%
12/31/2017	1.16	2,675	3,092	1.25%	16.1%	12/31/2017	1.16	0	0	1.00%	16.4%	12/31/2017	1.16	0	0	0.75%	16.7%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	13.5%	12/31/2020	$1.51	0	$0	0.25%	13.8%	12/31/2020	$1.52	0	$0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%
12/31/2018	1.09	0	0	0.50%	-6.3%	12/31/2018	1.10	0	0	0.25%	-6.1%	12/31/2018	1.10	0	0	0.00%	-5.9%
12/31/2017	1.17	0	0	0.50%	16.9%	12/31/2017	1.17	0	0	0.25%	17.2%	12/31/2017	1.17	0	0	0.00%	17.5%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.8%
2018	3.6%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,066,547	$11,229,878	518,542
Receivables: investments sold	11,099
Payables: investments purchased	-
Net assets	$13,077,646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,077,646	8,834,313	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$13,077,646	8,834,313

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$206,793
Mortality & expense charges	(120,119)
Net investment income (loss)	86,674

Gain (loss) on investments:
Net realized gain (loss)	68,898
Realized gain distributions	111,633
Net change in unrealized appreciation (depreciation)	1,280,881
Net gain (loss)	1,461,412

Increase (decrease) in net assets from operations	$1,548,086

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$86,674	$94,065
Net realized gain (loss)	68,898	41,777
Realized gain distributions	111,633	-
Net change in unrealized appreciation (depreciation)	1,280,881	1,003,217

Increase (decrease) in net assets from operations	1,548,086	1,139,059

Contract owner transactions:
Proceeds from units sold	6,292,589	3,282,635
Cost of units redeemed	(2,386,352)	(1,510,821)
Account charges	(17,225)	(7,320)
Increase (decrease)	3,889,012	1,764,494
Net increase (decrease)	5,437,098	2,903,553
Net assets, beginning	7,640,548	4,736,995
Net assets, ending	$13,077,646	$7,640,548

Units sold	4,861,097	2,746,619
Units redeemed	(1,878,045)	(1,281,879)
Net increase (decrease)	2,983,052	1,464,740
Units outstanding, beginning	5,851,261	4,386,521
Units outstanding, ending	8,834,313	5,851,261

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$15,579,023
Cost of units redeemed/account charges	(4,905,449)
Net investment income (loss)	290,910
Net realized gain (loss)	150,862
Realized gain distributions	125,631
Net change in unrealized appreciation (depreciation)	1,836,669
Net assets	$13,077,646

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.48	8,834	$13,078	1.25%	13.4%	12/31/2020	$1.50	0	$0	1.00%	13.6%	12/31/2020	$1.51	0	$0	0.75%	13.9%
12/31/2019	1.31	5,851	7,641	1.25%	20.9%	12/31/2019	1.32	0	0	1.00%	21.2%	12/31/2019	1.33	0	0	0.75%	21.5%
12/31/2018	1.08	4,387	4,737	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.5%	12/31/2018	1.09	0	0	0.75%	-7.3%
12/31/2017	1.17	2,011	2,354	1.25%	17.6%	12/31/2017	1.17	0	0	1.00%	17.9%	12/31/2017	1.18	0	0	0.75%	18.2%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.53	0	$0	0.50%	14.2%	12/31/2020	$1.54	0	$0	0.25%	14.5%	12/31/2020	$1.56	0	$0	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	21.8%	12/31/2019	1.35	0	0	0.25%	22.1%	12/31/2019	1.36	0	0	0.00%	22.4%
12/31/2018	1.10	0	0	0.50%	-7.0%	12/31/2018	1.10	0	0	0.25%	-6.8%	12/31/2018	1.11	0	0	0.00%	-6.6%
12/31/2017	1.18	0	0	0.50%	18.5%	12/31/2017	1.18	0	0	0.25%	18.8%	12/31/2017	1.19	0	0	0.00%	19.1%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.8%
2018	3.2%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,605,612	$10,624,349	284,928
Receivables: investments sold	8,159
Payables: investments purchased	-
Net assets	$12,613,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,613,771	8,333,149	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$12,613,771	8,333,149

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$200,471
Mortality & expense charges	(127,176)
Net investment income (loss)	73,295

Gain (loss) on investments:
Net realized gain (loss)	204,372
Realized gain distributions	54,057
Net change in unrealized appreciation (depreciation)	1,330,382
Net gain (loss)	1,588,811

Increase (decrease) in net assets from operations	$1,662,106

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73,295	$101,868
Net realized gain (loss)	204,372	64,425
Realized gain distributions	54,057	-
Net change in unrealized appreciation (depreciation)	1,330,382	1,228,609

Increase (decrease) in net assets from operations	1,662,106	1,394,902

Contract owner transactions:
Proceeds from units sold	5,579,848	3,971,354
Cost of units redeemed	(3,205,821)	(2,700,216)
Account charges	(21,754)	(12,907)
Increase (decrease)	2,352,273	1,258,231
Net increase (decrease)	4,014,379	2,653,133
Net assets, beginning	8,599,392	5,946,259
Net assets, ending	$12,613,771	$8,599,392

Units sold	4,299,248	3,145,019
Units redeemed	(2,444,721)	(2,146,169)
Net increase (decrease)	1,854,527	998,850
Units outstanding, beginning	6,478,622	5,479,772
Units outstanding, ending	8,333,149	6,478,622

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,119,149
Cost of units redeemed/account charges	(8,122,642)
Net investment income (loss)	298,065
Net realized gain (loss)	273,146
Realized gain distributions	64,790
Net change in unrealized appreciation (depreciation)	1,981,263
Net assets	$12,613,771

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.51	8,333	$12,614	1.25%	14.0%	12/31/2020	$1.53	0	$0	1.00%	14.3%	12/31/2020	$1.54	0	$0	0.75%	14.6%
12/31/2019	1.33	6,479	8,599	1.25%	22.3%	12/31/2019	1.34	0	0	1.00%	22.6%	12/31/2019	1.35	0	0	0.75%	22.9%
12/31/2018	1.09	5,480	5,946	1.25%	-8.5%	12/31/2018	1.09	0	0	1.00%	-8.3%	12/31/2018	1.10	0	0	0.75%	-8.0%
12/31/2017	1.19	1,634	1,938	1.25%	19.2%	12/31/2017	1.19	0	0	1.00%	19.5%	12/31/2017	1.19	0	0	0.75%	19.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.56	0	$0	0.50%	14.9%	12/31/2020	$1.58	0	$0	0.25%	15.2%	12/31/2020	$1.59	0	$0	0.00%	15.5%
12/31/2019	1.36	0	0	0.50%	23.2%	12/31/2019	1.37	0	0	0.25%	23.6%	12/31/2019	1.38	0	0	0.00%	23.9%
12/31/2018	1.10	0	0	0.50%	-7.8%	12/31/2018	1.11	0	0	0.25%	-7.6%	12/31/2018	1.11	0	0	0.00%	-7.3%
12/31/2017	1.20	0	0	0.50%	20.1%	12/31/2017	1.20	0	0	0.25%	20.4%	12/31/2017	1.20	0	0	0.00%	20.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.6%
2018	3.5%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,241,007	$9,332,554	398,931
Receivables: investments sold	4,871
Payables: investments purchased	-
Net assets	$11,245,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,245,878	7,319,963	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$11,245,878	7,319,963

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$176,796
Mortality & expense charges	(103,033)
Net investment income (loss)	73,763

Gain (loss) on investments:
Net realized gain (loss)	79,906
Realized gain distributions	32,393
Net change in unrealized appreciation (depreciation)	1,420,921
Net gain (loss)	1,533,220

Increase (decrease) in net assets from operations	$1,606,983

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73,763	$73,423
Net realized gain (loss)	79,906	8,051
Realized gain distributions	32,393	-
Net change in unrealized appreciation (depreciation)	1,420,921	893,474

Increase (decrease) in net assets from operations	1,606,983	974,948

Contract owner transactions:
Proceeds from units sold	5,395,701	2,113,020
Cost of units redeemed	(1,874,482)	(584,812)
Account charges	(19,777)	(9,620)
Increase (decrease)	3,501,442	1,518,588
Net increase (decrease)	5,108,425	2,493,536
Net assets, beginning	6,137,453	3,643,917
Net assets, ending	$11,245,878	$6,137,453

Units sold	4,154,558	1,698,525
Units redeemed	(1,422,875)	(471,501)
Net increase (decrease)	2,731,683	1,227,024
Units outstanding, beginning	4,588,280	3,361,256
Units outstanding, ending	7,319,963	4,588,280

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,949,237
Cost of units redeemed/account charges	(2,969,403)
Net investment income (loss)	223,167
Net realized gain (loss)	96,860
Realized gain distributions	37,564
Net change in unrealized appreciation (depreciation)	1,908,453
Net assets	$11,245,878

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	7,320	$11,246	1.25%	14.9%	12/31/2020	$1.55	0	$0	1.00%	15.1%	12/31/2020	$1.57	0	$0	0.75%	15.4%
12/31/2019	1.34	4,588	6,137	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	3,361	3,644	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,087	1,296	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	15.7%	12/31/2020	$1.60	0	$0	0.25%	16.0%	12/31/2020	$1.62	0	$0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.3%	12/31/2019	1.38	0	0	0.25%	24.6%	12/31/2019	1.39	0	0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.7%
2018	3.4%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,741,839	$7,198,231	192,352
Receivables: investments sold	564
Payables: investments purchased	-
Net assets	$8,742,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,742,403	5,683,990	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$8,742,403	5,683,990

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$139,791
Mortality & expense charges	(80,831)
Net investment income (loss)	58,960

Gain (loss) on investments:
Net realized gain (loss)	216,591
Realized gain distributions	18,134
Net change in unrealized appreciation (depreciation)	1,103,973
Net gain (loss)	1,338,698

Increase (decrease) in net assets from operations	$1,397,658

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,960	$58,237
Net realized gain (loss)	216,591	11,639
Realized gain distributions	18,134	-
Net change in unrealized appreciation (depreciation)	1,103,973	714,276

Increase (decrease) in net assets from operations	1,397,658	784,152

Contract owner transactions:
Proceeds from units sold	4,773,726	2,821,934
Cost of units redeemed	(2,397,299)	(1,382,456)
Account charges	(15,794)	(8,124)
Increase (decrease)	2,360,633	1,431,354
Net increase (decrease)	3,758,291	2,215,506
Net assets, beginning	4,984,112	2,768,606
Net assets, ending	$8,742,403	$4,984,112

Units sold	3,733,415	2,312,785
Units redeemed	(1,774,218)	(1,141,845)
Net increase (decrease)	1,959,197	1,170,940
Units outstanding, beginning	3,724,793	2,553,853
Units outstanding, ending	5,683,990	3,724,793

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,437,060
Cost of units redeemed/account charges	(4,675,523)
Net investment income (loss)	174,927
Net realized gain (loss)	241,596
Realized gain distributions	20,735
Net change in unrealized appreciation (depreciation)	1,543,608
Net assets	$8,742,403

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	5,684	$8,742	1.25%	14.9%	12/31/2020	$1.55	0	$0	1.00%	15.2%	12/31/2020	$1.57	0	$0	0.75%	15.5%
12/31/2019	1.34	3,725	4,984	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	2,554	2,769	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	875	1,043	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.59	0	$0	0.50%	15.8%	12/31/2020	$1.60	0	$0	0.25%	16.1%	12/31/2020	$1.62	0	$0	0.00%	16.4%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	2.7%
2018	3.4%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,255,423	$4,443,343	106,478
Receivables: investments sold	-
Payables: investments purchased	(1,765)
Net assets	$5,253,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,253,658	3,417,316	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$5,253,658	3,417,316

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$82,688
Mortality & expense charges	(43,690)
Net investment income (loss)	38,998

Gain (loss) on investments:
Net realized gain (loss)	38,710
Realized gain distributions	11,037
Net change in unrealized appreciation (depreciation)	641,771
Net gain (loss)	691,518

Increase (decrease) in net assets from operations	$730,516

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,998	$19,726
Net realized gain (loss)	38,710	(1,329)
Realized gain distributions	11,037	-
Net change in unrealized appreciation (depreciation)	641,771	373,789

Increase (decrease) in net assets from operations	730,516	392,186

Contract owner transactions:
Proceeds from units sold	3,292,040	1,253,036
Cost of units redeemed	(879,872)	(1,352,469)
Account charges	(11,172)	(6,734)
Increase (decrease)	2,400,996	(106,167)
Net increase (decrease)	3,131,512	286,019
Net assets, beginning	2,122,146	1,836,127
Net assets, ending	$5,253,658	$2,122,146

Units sold	2,497,723	1,012,075
Units redeemed	(666,111)	(1,119,756)
Net increase (decrease)	1,831,612	(107,681)
Units outstanding, beginning	1,585,704	1,693,385
Units outstanding, ending	3,417,316	1,585,704

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,158,290
Cost of units redeemed/account charges	(2,862,314)
Net investment income (loss)	95,221
Net realized gain (loss)	39,344
Realized gain distributions	11,037
Net change in unrealized appreciation (depreciation)	812,080
Net assets	$5,253,658

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	3,417	$5,254	1.25%	14.9%	12/31/2020	$1.55	0	$0	1.00%	15.2%	12/31/2020	$1.57	0	$0	0.75%	15.5%
12/31/2019	1.34	1,586	2,122	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%
12/31/2018	1.08	1,693	1,836	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,029	1,227	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	15.7%	12/31/2020	$1.60	0	$0	0.25%	16.0%	12/31/2020	$1.62	0	$0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.2%
2018	2.7%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,540,749	$1,296,704	35,307
Receivables: investments sold	-
Payables: investments purchased	(1,693)
Net assets	$1,539,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,539,056	1,001,177	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$1,539,056	1,001,177

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$23,679
Mortality & expense charges	(13,669)
Net investment income (loss)	10,010

Gain (loss) on investments:
Net realized gain (loss)	15,914
Realized gain distributions	3,920
Net change in unrealized appreciation (depreciation)	180,958
Net gain (loss)	200,792

Increase (decrease) in net assets from operations	$210,802

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,010	$9,937
Net realized gain (loss)	15,914	793
Realized gain distributions	3,920	-
Net change in unrealized appreciation (depreciation)	180,958	93,298

Increase (decrease) in net assets from operations	210,802	104,028

Contract owner transactions:
Proceeds from units sold	758,750	739,347
Cost of units redeemed	(254,180)	(284,020)
Account charges	(8,116)	(4,146)
Increase (decrease)	496,454	451,181
Net increase (decrease)	707,256	555,209
Net assets, beginning	831,800	276,591
Net assets, ending	$1,539,056	$831,800

Units sold	586,727	599,894
Units redeemed	(207,151)	(233,451)
Net increase (decrease)	379,576	366,443
Units outstanding, beginning	621,601	255,158
Units outstanding, ending	1,001,177	621,601

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,973,860
Cost of units redeemed/account charges	(726,968)
Net investment income (loss)	24,610
Net realized gain (loss)	19,561
Realized gain distributions	3,948
Net change in unrealized appreciation (depreciation)	244,045
Net assets	$1,539,056

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.54	1,001	$1,539	1.25%	14.9%	12/31/2020	$1.55	0	$0	1.00%	15.2%	12/31/2020	$1.57	0	$0	0.75%	15.5%
12/31/2019	1.34	622	832	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%
12/31/2018	1.08	255	277	1.25%	-9.1%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	73	87	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.58	0	$0	0.50%	15.7%	12/31/2020	$1.60	0	$0	0.25%	16.0%	12/31/2020	$1.62	0	$0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	3.0%
2018	3.4%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement Income Fund Investor Class - 06-FMM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,828,117	$1,668,998	122,472
Receivables: investments sold	404
Payables: investments purchased	-
Net assets	$1,828,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,828,521	1,453,401	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$1,828,521	1,453,401

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$30,167
Mortality & expense charges	(21,545)
Net investment income (loss)	8,622

Gain (loss) on investments:
Net realized gain (loss)	12,693
Realized gain distributions	31,675
Net change in unrealized appreciation (depreciation)	91,010
Net gain (loss)	135,378

Increase (decrease) in net assets from operations	$144,000

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,622	$19,638
Net realized gain (loss)	12,693	7,915
Realized gain distributions	31,675	1,752
Net change in unrealized appreciation (depreciation)	91,010	148,342

Increase (decrease) in net assets from operations	144,000	177,647

Contract owner transactions:
Proceeds from units sold	398,402	339,072
Cost of units redeemed	(207,843)	(644,253)
Account charges	(1,073)	(912)
Increase (decrease)	189,486	(306,093)
Net increase (decrease)	333,486	(128,446)
Net assets, beginning	1,495,035	1,623,481
Net assets, ending	$1,828,521	$1,495,035

Units sold	357,419	303,680
Units redeemed	(195,166)	(579,376)
Net increase (decrease)	162,253	(275,696)
Units outstanding, beginning	1,291,148	1,566,844
Units outstanding, ending	1,453,401	1,291,148

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,369,241
Cost of units redeemed/account charges	(1,840,961)
Net investment income (loss)	61,662
Net realized gain (loss)	15,422
Realized gain distributions	64,038
Net change in unrealized appreciation (depreciation)	159,119
Net assets	$1,828,521

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	1,453	$1,829	1.25%	8.7%	12/31/2020	$1.27	0	$0	1.00%	8.9%	12/31/2020	$1.28	0	$0	0.75%	9.2%
12/31/2019	1.16	1,291	1,495	1.25%	11.8%	12/31/2019	1.17	0	0	1.00%	12.0%	12/31/2019	1.18	0	0	0.75%	12.3%
12/31/2018	1.04	1,567	1,623	1.25%	-3.2%	12/31/2018	1.04	0	0	1.00%	-3.0%	12/31/2018	1.05	0	0	0.75%	-2.7%
12/31/2017	1.07	1,207	1,292	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.4%	12/31/2017	1.08	0	0	0.75%	7.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	0	$0	0.50%	9.5%	12/31/2020	$1.31	0	$0	0.25%	9.7%	12/31/2020	$1.32	0	$0	0.00%	10.0%
12/31/2019	1.18	0	0	0.50%	12.6%	12/31/2019	1.19	0	0	0.25%	12.9%	12/31/2019	1.20	0	0	0.00%	13.2%
12/31/2018	1.05	0	0	0.50%	-2.5%	12/31/2018	1.06	0	0	0.25%	-2.2%	12/31/2018	1.06	0	0	0.00%	-2.0%
12/31/2017	1.08	0	0	0.50%	7.9%	12/31/2017	1.08	0	0	0.25%	8.2%	12/31/2017	1.08	0	0	0.00%	8.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.5%
2018	3.0%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,024,589	$9,572,920	869,627
Receivables: investments sold	80,481
Payables: investments purchased	-
Net assets	$10,105,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,137,510	7,051,495	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	1,967,560	1,620,537	1.21
Total	$10,105,070	8,672,032

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$203,658
Mortality & expense charges	(91,887)
Net investment income (loss)	111,771

Gain (loss) on investments:
Net realized gain (loss)	209,522
Realized gain distributions	16,248
Net change in unrealized appreciation (depreciation)	202,089
Net gain (loss)	427,859

Increase (decrease) in net assets from operations	$539,630

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111,771	$122,285
Net realized gain (loss)	209,522	10,302
Realized gain distributions	16,248	-
Net change in unrealized appreciation (depreciation)	202,089	376,072

Increase (decrease) in net assets from operations	539,630	508,659

Contract owner transactions:
Proceeds from units sold	6,601,012	2,265,672
Cost of units redeemed	(4,385,389)	(2,868,846)
Account charges	(11,536)	(6,418)
Increase (decrease)	2,204,087	(609,592)
Net increase (decrease)	2,743,717	(100,933)
Net assets, beginning	7,361,353	7,462,286
Net assets, ending	$10,105,070	$7,361,353

Units sold	5,811,802	2,137,799
Units redeemed	(3,881,635)	(2,758,304)
Net increase (decrease)	1,930,167	(620,505)
Units outstanding, beginning	6,741,865	7,362,370
Units outstanding, ending	8,672,032	6,741,865

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$22,987,348
Cost of units redeemed/account charges	(13,922,506)
Net investment income (loss)	383,541
Net realized gain (loss)	184,710
Realized gain distributions	20,308
Net change in unrealized appreciation (depreciation)	451,669
Net assets	$10,105,070

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	7,051	$8,138	1.25%	6.4%	12/31/2020	$1.17	0	$0	1.00%	6.7%	12/31/2020	$1.18	0	$0	0.75%	6.9%
12/31/2019	1.08	5,588	6,061	1.25%	7.4%	12/31/2019	1.09	0	0	1.00%	7.6%	12/31/2019	1.10	0	0	0.75%	7.9%
12/31/2018	1.01	6,397	6,462	1.25%	-1.3%	12/31/2018	1.02	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	4,569	4,675	1.25%	2.3%	12/31/2017	1.03	0	0	1.00%	2.5%	12/31/2017	1.03	0	0	0.75%	2.8%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	7.2%	12/31/2020	$1.20	0	$0	0.25%	7.5%	12/31/2020	$1.21	1,621	$1,968	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.12	0	0	0.25%	8.5%	12/31/2019	1.13	1,154	1,301	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.04	965	1,000	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.04	879	912	0.00%	3.5%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	2.6%
2018	2.7%
2017	2.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,573	$102,954	4,490
Receivables: investments sold	1,461
Payables: investments purchased	-
Net assets	$105,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,034	92,330	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$105,034	92,330

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,139
Mortality & expense charges	(1,569)
Net investment income (loss)	(430)

Gain (loss) on investments:
Net realized gain (loss)	3,799
Realized gain distributions	157
Net change in unrealized appreciation (depreciation)	466
Net gain (loss)	4,422

Increase (decrease) in net assets from operations	$3,992

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(430)	$1,875
Net realized gain (loss)	3,799	3,314
Realized gain distributions	157	-
Net change in unrealized appreciation (depreciation)	466	337

Increase (decrease) in net assets from operations	3,992	5,526

Contract owner transactions:
Proceeds from units sold	259,884	79,354
Cost of units redeemed	(250,648)	(95,301)
Account charges	(528)	(326)
Increase (decrease)	8,708	(16,273)
Net increase (decrease)	12,700	(10,747)
Net assets, beginning	92,334	103,081
Net assets, ending	$105,034	$92,334

Units sold	231,283	78,630
Units redeemed	(222,748)	(94,454)
Net increase (decrease)	8,535	(15,824)
Units outstanding, beginning	83,795	99,619
Units outstanding, ending	92,330	83,795

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$457,941
Cost of units redeemed/account charges	(364,202)
Net investment income (loss)	3,411
Net realized gain (loss)	7,108
Realized gain distributions	157
Net change in unrealized appreciation (depreciation)	619
Net assets	$105,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	92	$105	1.25%	3.2%	12/31/2020	$1.15	0	$0	1.00%	3.5%	12/31/2020	$1.16	0	$0	0.75%	3.8%
12/31/2019	1.10	84	92	1.25%	6.5%	12/31/2019	1.11	0	0	1.00%	6.8%	12/31/2019	1.12	0	0	0.75%	7.0%
12/31/2018	1.03	100	103	1.25%	1.7%	12/31/2018	1.04	0	0	1.00%	1.9%	12/31/2018	1.05	0	0	0.75%	2.2%
12/31/2017	1.02	13	13	1.25%	1.1%	12/31/2017	1.02	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	4.0%	12/31/2020	$1.18	0	$0	0.25%	4.3%	12/31/2020	$1.20	0	$0	0.00%	4.5%
12/31/2019	1.13	0	0	0.50%	7.3%	12/31/2019	1.14	0	0	0.25%	7.6%	12/31/2019	1.14	0	0	0.00%	7.8%
12/31/2018	1.05	0	0	0.50%	2.5%	12/31/2018	1.06	0	0	0.25%	2.7%	12/31/2018	1.06	0	0	0.00%	3.0%
12/31/2017	1.03	0	0	0.50%	1.9%	12/31/2017	1.03	0	0	0.25%	2.1%	12/31/2017	1.03	0	0	0.00%	2.4%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	3.2%
2018	4.9%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,420,946	$12,073,954	441,426
Receivables: investments sold	-
Payables: investments purchased	(92,247)
Net assets	$14,328,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,325,893	9,561,371	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	1,002,806	683,882	1.47
Total	$14,328,699	10,245,253

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$298,924
Mortality & expense charges	(141,115)
Net investment income (loss)	157,809

Gain (loss) on investments:
Net realized gain (loss)	(65,223)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,189,497
Net gain (loss)	1,124,274

Increase (decrease) in net assets from operations	$1,282,083

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$157,809	$203,035
Net realized gain (loss)	(65,223)	(80,081)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,189,497	1,660,937

Increase (decrease) in net assets from operations	1,282,083	1,783,891

Contract owner transactions:
Proceeds from units sold	3,513,195	7,548,114
Cost of units redeemed	(3,292,180)	(2,637,089)
Account charges	(13,582)	(11,636)
Increase (decrease)	207,433	4,899,389
Net increase (decrease)	1,489,516	6,683,280
Net assets, beginning	12,839,183	6,155,903
Net assets, ending	$14,328,699	$12,839,183

Units sold	3,057,745	6,541,491
Units redeemed	(2,916,827)	(2,253,779)
Net increase (decrease)	140,918	4,287,712
Units outstanding, beginning	10,104,335	5,816,623
Units outstanding, ending	10,245,253	10,104,335

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$18,847,279
Cost of units redeemed/account charges	(7,199,193)
Net investment income (loss)	462,112
Net realized gain (loss)	(128,491)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,346,992
Net assets	$14,328,699

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	9,561	$13,326	1.25%	9.9%	12/31/2020	$1.41	0	$0	1.00%	10.2%	12/31/2020	$1.42	0	$0	0.75%	10.4%
12/31/2019	1.27	9,605	12,181	1.25%	20.0%	12/31/2019	1.28	0	0	1.00%	20.3%	12/31/2019	1.29	0	0	0.75%	20.6%
12/31/2018	1.06	5,506	5,819	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.07	0	0	0.75%	-15.1%
12/31/2017	1.25	1,225	1,532	1.25%	26.0%	12/31/2017	1.25	0	0	1.00%	26.3%	12/31/2017	1.26	0	0	0.75%	26.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.44	0	$0	0.50%	10.7%	12/31/2020	$1.45	0	$0	0.25%	11.0%	12/31/2020	$1.47	684	$1,003	0.00%	11.3%
12/31/2019	1.30	0	0	0.50%	20.9%	12/31/2019	1.31	0	0	0.25%	21.2%	12/31/2019	1.32	500	658	0.00%	21.5%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.08	0	0	0.25%	-14.6%	12/31/2018	1.08	310	337	0.00%	-14.4%
12/31/2017	1.26	0	0	0.50%	26.9%	12/31/2017	1.26	0	0	0.25%	27.2%	12/31/2017	1.27	167	212	0.00%	27.6%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.2%
2018	2.7%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,775,575	$8,519,154	114,222
Receivables: investments sold	45,882
Payables: investments purchased	-
Net assets	$10,821,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,496,718	4,941,987	$1.72
Band 100	-	-	1.74
Band 75	2,324,739	1,324,963	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$10,821,457	6,266,950

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$155,932
Mortality & expense charges	(107,767)
Net investment income (loss)	48,165

Gain (loss) on investments:
Net realized gain (loss)	359,294
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,420,176
Net gain (loss)	1,779,470

Increase (decrease) in net assets from operations	$1,827,635

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,165	$65,004
Net realized gain (loss)	359,294	33,857
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,420,176	1,371,788

Increase (decrease) in net assets from operations	1,827,635	1,470,649

Contract owner transactions:
Proceeds from units sold	1,782,301	8,847,856
Cost of units redeemed	(2,704,320)	(5,052,031)
Account charges	(5,857)	(5,132)
Increase (decrease)	(927,876)	3,790,693
Net increase (decrease)	899,759	5,261,342
Net assets, beginning	9,921,698	4,660,356
Net assets, ending	$10,821,457	$9,921,698

Units sold	1,214,370	6,393,657
Units redeemed	(1,819,530)	(3,688,539)
Net increase (decrease)	(605,160)	2,705,118
Units outstanding, beginning	6,872,110	4,166,992
Units outstanding, ending	6,266,950	6,872,110

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,352,851
Cost of units redeemed/account charges	(9,446,170)
Net investment income (loss)	150,537
Net realized gain (loss)	507,818
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,256,421
Net assets	$10,821,457

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	4,942	$8,497	1.25%	19.5%	12/31/2020	$1.74	0	$0	1.00%	19.8%	12/31/2020	$1.75	1,325	$2,325	0.75%	20.1%
12/31/2019	1.44	5,373	7,731	1.25%	29.2%	12/31/2019	1.45	0	0	1.00%	29.5%	12/31/2019	1.46	1,499	2,190	0.75%	29.8%
12/31/2018	1.11	2,536	2,825	1.25%	-6.4%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	1,631	1,835	0.75%	-5.9%
12/31/2017	1.19	1,063	1,265	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.77	0	$0	0.50%	20.4%	12/31/2020	$1.79	0	$0	0.25%	20.7%	12/31/2020	$1.81	0	$0	0.00%	21.0%
12/31/2019	1.47	0	0	0.50%	30.2%	12/31/2019	1.48	0	0	0.25%	30.5%	12/31/2019	1.50	0	0	0.00%	30.8%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.2%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	0	0	0.00%	21.2%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.8%
2018	2.5%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard U.S Growth Fund Admiral Class - 06-FMV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,298,157	$3,097,060	25,292
Receivables: investments sold	799
Payables: investments purchased	-
Net assets	$4,298,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,298,956	1,625,789	$2.64
Band 100	-	-	2.67
Band 75	-	-	2.70
Band 50	-	-	2.73
Band 25	-	-	2.75
Band 0	-	-	2.78
Total	$4,298,956	1,625,789

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,418
Mortality & expense charges	(32,852)
Net investment income (loss)	(27,434)

Gain (loss) on investments:
Net realized gain (loss)	131,530
Realized gain distributions	159,339
Net change in unrealized appreciation (depreciation)	1,092,420
Net gain (loss)	1,383,289

Increase (decrease) in net assets from operations	$1,355,855

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,434)	$(7,652)
Net realized gain (loss)	131,530	18,282
Realized gain distributions	159,339	50,179
Net change in unrealized appreciation (depreciation)	1,092,420	212,998

Increase (decrease) in net assets from operations	1,355,855	273,807

Contract owner transactions:
Proceeds from units sold	2,471,447	1,239,826
Cost of units redeemed	(938,416)	(869,610)
Account charges	(3,087)	(2,631)
Increase (decrease)	1,529,944	367,585
Net increase (decrease)	2,885,799	641,392
Net assets, beginning	1,413,157	771,765
Net assets, ending	$4,298,956	$1,413,157

Units sold	1,309,937	795,586
Units redeemed	(521,960)	(561,064)
Net increase (decrease)	787,977	234,522
Units outstanding, beginning	837,812	603,290
Units outstanding, ending	1,625,789	837,812

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,417,869
Cost of units redeemed/account charges	(2,714,506)
Net investment income (loss)	(33,362)
Net realized gain (loss)	151,895
Realized gain distributions	275,963
Net change in unrealized appreciation (depreciation)	1,201,097
Net assets	$4,298,956

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.64	1,626	$4,299	1.25%	56.8%	12/31/2020	$2.67	0	$0	1.00%	57.2%	12/31/2020	$2.70	0	$0	0.75%	57.6%
12/31/2019	1.69	838	1,413	1.25%	31.9%	12/31/2019	1.70	0	0	1.00%	32.2%	12/31/2019	1.71	0	0	0.75%	32.5%
12/31/2018	1.28	603	772	1.25%	-0.5%	12/31/2018	1.29	0	0	1.00%	-0.3%	12/31/2018	1.29	0	0	0.75%	0.0%
12/31/2017	1.29	24	31	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.29	0	0	0.75%	30.8%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.73	0	$0	0.50%	57.9%	12/31/2020	$2.75	0	$0	0.25%	58.3%	12/31/2020	$2.78	0	$0	0.00%	58.7%
12/31/2019	1.73	0	0	0.50%	32.8%	12/31/2019	1.74	0	0	0.25%	33.2%	12/31/2019	1.75	0	0	0.00%	33.5%
12/31/2018	1.30	0	0	0.50%	0.2%	12/31/2018	1.31	0	0	0.25%	0.5%	12/31/2018	1.31	0	0	0.00%	0.7%
12/31/2017	1.30	0	0	0.50%	31.1%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.30	0	0	0.00%	31.8%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.4%
2018	0.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Value Index Fund Admiral Class - 06-FMW
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,403,183	$2,226,028	51,461
Receivables: investments sold	-
Payables: investments purchased	(14,873)
Net assets	$2,388,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,385,087	1,762,207	$1.35
Band 100	3,223	2,357	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$2,388,310	1,764,564

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$60,942
Mortality & expense charges	(26,883)
Net investment income (loss)	34,059

Gain (loss) on investments:
Net realized gain (loss)	(14,388)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(28,367)
Net gain (loss)	(42,755)

Increase (decrease) in net assets from operations	$(8,696)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,059	$25,233
Net realized gain (loss)	(14,388)	5,063
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(28,367)	346,816

Increase (decrease) in net assets from operations	(8,696)	377,112

Contract owner transactions:
Proceeds from units sold	1,388,294	902,357
Cost of units redeemed	(1,600,402)	(264,205)
Account charges	(1,974)	(1,872)
Increase (decrease)	(214,082)	636,280
Net increase (decrease)	(222,778)	1,013,392
Net assets, beginning	2,611,088	1,597,696
Net assets, ending	$2,388,310	$2,611,088

Units sold	1,105,204	687,413
Units redeemed	(1,289,520)	(220,275)
Net increase (decrease)	(184,316)	467,138
Units outstanding, beginning	1,948,880	1,481,742
Units outstanding, ending	1,764,564	1,948,880

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,643,170
Cost of units redeemed/account charges	(2,495,261)
Net investment income (loss)	72,201
Net realized gain (loss)	(8,955)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	177,155
Net assets	$2,388,310

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	1,762	$2,385	1.25%	1.0%	12/31/2020	$1.37	2	$3	1.00%	1.3%	12/31/2020	$1.38	0	$0	0.75%	1.5%
12/31/2019	1.34	1,949	2,611	1.25%	24.3%	12/31/2019	1.35	0	0	1.00%	24.6%	12/31/2019	1.36	0	0	0.75%	24.9%
12/31/2018	1.08	1,482	1,598	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.1%
12/31/2017	1.15	3	4	1.25%	15.7%	12/31/2017	1.16	0	0	1.00%	16.0%	12/31/2017	1.16	0	0	0.75%	16.3%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	1.8%	12/31/2020	$1.41	0	$0	0.25%	2.0%	12/31/2020	$1.42	0	$0	0.00%	2.3%
12/31/2019	1.37	0	0	0.50%	25.2%	12/31/2019	1.38	0	0	0.25%	25.5%	12/31/2019	1.39	0	0	0.00%	25.8%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.17	0	0	0.25%	16.8%	12/31/2017	1.17	0	0	0.00%	17.1%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.2%
2018	2.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard GNMA Fund Admiral Class - 06-GFM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,497,686	$1,457,470	139,938
Receivables: investments sold	5,253
Payables: investments purchased	-
Net assets	$1,502,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,502,939	1,404,268	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$1,502,939	1,404,268

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$36,832
Mortality & expense charges	(23,325)
Net investment income (loss)	13,507

Gain (loss) on investments:
Net realized gain (loss)	36,478
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,437)
Net gain (loss)	33,041

Increase (decrease) in net assets from operations	$46,548

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,507	$30,212
Net realized gain (loss)	36,478	6,587
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(3,437)	46,466

Increase (decrease) in net assets from operations	46,548	83,265

Contract owner transactions:
Proceeds from units sold	542,397	377,796
Cost of units redeemed	(918,822)	(363,331)
Account charges	(3,354)	(3,300)
Increase (decrease)	(379,779)	11,165
Net increase (decrease)	(333,231)	94,430
Net assets, beginning	1,836,170	1,741,740
Net assets, ending	$1,502,939	$1,836,170

Units sold	508,426	368,911
Units redeemed	(863,440)	(355,654)
Net increase (decrease)	(355,014)	13,257
Units outstanding, beginning	1,759,282	1,746,025
Units outstanding, ending	1,404,268	1,759,282

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,599,088
Cost of units redeemed/account charges	(2,234,154)
Net investment income (loss)	57,006
Net realized gain (loss)	40,783
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	40,216
Net assets	$1,502,939

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	1,404	$1,503	1.25%	2.5%	12/31/2020	$1.08	0	$0	1.00%	2.8%	12/31/2020	$1.09	0	$0	0.75%	3.1%
12/31/2019	1.04	1,759	1,836	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.06	0	0	0.75%	5.2%
12/31/2018	1.00	1,746	1,742	1.25%	-0.3%	12/31/2018	1.00	0	0	1.00%	0.0%	12/31/2018	1.00	0	0	0.75%	0.2%
12/31/2017	1.00	407	407	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	0	$0	0.50%	3.3%	12/31/2020	$1.11	0	$0	0.25%	3.6%	12/31/2020	$1.12	0	$0	0.00%	3.8%
12/31/2019	1.06	0	0	0.50%	5.4%	12/31/2019	1.07	0	0	0.25%	5.7%	12/31/2019	1.08	0	0	0.00%	5.9%
12/31/2018	1.01	0	0	0.50%	0.5%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.02	0	0	0.00%	1.0%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	3.0%
2018	2.0%
2017	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,225,125	$1,142,894	43,903
Receivables: investments sold	18,225
Payables: investments purchased	-
Net assets	$1,243,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,243,350	1,083,633	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,243,350	1,083,633

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$16,488
Mortality & expense charges	(13,190)
Net investment income (loss)	3,298

Gain (loss) on investments:
Net realized gain (loss)	6,967
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	82,986
Net gain (loss)	89,953

Increase (decrease) in net assets from operations	$93,251

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,298	$10,825
Net realized gain (loss)	6,967	2,684
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	82,986	9,436

Increase (decrease) in net assets from operations	93,251	22,945

Contract owner transactions:
Proceeds from units sold	303,870	743,842
Cost of units redeemed	(144,280)	(120,413)
Account charges	(3,195)	(671)
Increase (decrease)	156,395	622,758
Net increase (decrease)	249,646	645,703
Net assets, beginning	993,704	348,001
Net assets, ending	$1,243,350	$993,704

Units sold	272,117	726,742
Units redeemed	(137,479)	(132,753)
Net increase (decrease)	134,638	593,989
Units outstanding, beginning	948,995	355,006
Units outstanding, ending	1,083,633	948,995

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,419,409
Cost of units redeemed/account charges	(287,145)
Net investment income (loss)	19,240
Net realized gain (loss)	9,615
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	82,231
Net assets	$1,243,350

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	1,084	$1,243	1.25%	9.6%	12/31/2020	$1.16	0	$0	1.00%	9.9%	12/31/2020	$1.17	0	$0	0.75%	10.1%
12/31/2019	1.05	949	994	1.25%	6.8%	12/31/2019	1.05	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.4%
12/31/2018	0.98	355	348	1.25%	-2.6%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	10.4%	12/31/2020	$1.19	0	$0	0.25%	10.7%	12/31/2020	$1.20	0	$0	0.00%	11.0%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.07	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.2%
12/31/2018	0.99	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.6%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.3%
2018	4.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,069	$110,312	9,251
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$109,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,076	84,109	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$109,076	84,109

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,488
Mortality & expense charges	(1,331)
Net investment income (loss)	2,157

Gain (loss) on investments:
Net realized gain (loss)	(2,903)
Realized gain distributions	3,851
Net change in unrealized appreciation (depreciation)	289
Net gain (loss)	1,237

Increase (decrease) in net assets from operations	$3,394

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,157	$185
Net realized gain (loss)	(2,903)	-
Realized gain distributions	3,851	1,307
Net change in unrealized appreciation (depreciation)	289	(1,532)

Increase (decrease) in net assets from operations	3,394	(40)

Contract owner transactions:
Proceeds from units sold	151,906	199,125
Cost of units redeemed	(145,902)	(98,936)
Account charges	(384)	(87)
Increase (decrease)	5,620	100,102
Net increase (decrease)	9,014	100,062
Net assets, beginning	100,062	-
Net assets, ending	$109,076	$100,062

Units sold	122,690	174,636
Units redeemed	(126,607)	(86,610)
Net increase (decrease)	(3,917)	88,026
Units outstanding, beginning	88,026	-
Units outstanding, ending	84,109	88,026

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$351,031
Cost of units redeemed/account charges	(245,309)
Net investment income (loss)	2,342
Net realized gain (loss)	(2,903)
Realized gain distributions	5,158
Net change in unrealized appreciation (depreciation)	(1,243)
Net assets	$109,076

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	84	$109	1.25%	14.1%	12/31/2020	$1.32	0	$0	1.00%	14.4%	12/31/2020	$1.32	0	$0	0.75%	14.7%
12/31/2019	1.14	88	100	1.25%	19.1%	12/31/2019	1.16	0	0	1.00%	19.6%	12/31/2019	1.15	0	0	0.75%	19.7%
12/31/2018	0.95	0	0	1.25%	-7.0%	12/31/2018	0.97	0	0	1.00%	-5.9%	12/31/2018	0.96	0	0	0.75%	-6.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	14.9%	12/31/2020	$1.34	0	$0	0.25%	15.2%	12/31/2020	$1.35	0	$0	0.00%	15.5%
12/31/2019	1.15	0	0	0.50%	20.0%	12/31/2019	1.16	0	0	0.25%	20.3%	12/31/2019	1.17	0	0	0.00%	20.6%
12/31/2018	0.96	0	0	0.50%	-6.3%	12/31/2018	0.97	0	0	0.25%	-6.1%	12/31/2018	0.97	0	0	0.00%	-5.9%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.3%
2019	0.6%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Wellesley Income Fund Admiral Class - 06-GCT
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$884,812	$854,608	12,896
Receivables: investments sold	273
Payables: investments purchased	-
Net assets	$885,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$885,085	718,041	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$885,085	718,041

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$13,398
Mortality & expense charges	(5,329)
Net investment income (loss)	8,069

Gain (loss) on investments:
Net realized gain (loss)	499
Realized gain distributions	14,212
Net change in unrealized appreciation (depreciation)	20,532
Net gain (loss)	35,243

Increase (decrease) in net assets from operations	$43,312

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,069	$3,650
Net realized gain (loss)	499	(111)
Realized gain distributions	14,212	2,678
Net change in unrealized appreciation (depreciation)	20,532	16,918

Increase (decrease) in net assets from operations	43,312	23,135

Contract owner transactions:
Proceeds from units sold	800,086	272,205
Cost of units redeemed	(222,193)	(97,302)
Account charges	(1,057)	(802)
Increase (decrease)	576,836	174,101
Net increase (decrease)	620,148	197,236
Net assets, beginning	264,937	67,701
Net assets, ending	$885,085	$264,937

Units sold	676,223	250,118
Units redeemed	(188,578)	(87,442)
Net increase (decrease)	487,645	162,676
Units outstanding, beginning	230,396	67,720
Units outstanding, ending	718,041	230,396

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,152,712
Cost of units redeemed/account charges	(331,726)
Net investment income (loss)	13,363
Net realized gain (loss)	350
Realized gain distributions	20,182
Net change in unrealized appreciation (depreciation)	30,204
Net assets	$885,085

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	718	$885	1.25%	7.2%	12/31/2020	$1.24	0	$0	1.00%	7.5%	12/31/2020	$1.25	0	$0	0.75%	7.7%
12/31/2019	1.15	230	265	1.25%	15.0%	12/31/2019	1.16	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%
12/31/2018	1.00	68	68	1.25%	-3.7%	12/31/2018	1.00	0	0	1.00%	-3.5%	12/31/2018	1.01	0	0	0.75%	-3.2%
12/31/2017	1.04	48	49	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.26	0	$0	0.50%	8.0%	12/31/2020	$1.28	0	$0	0.25%	8.3%	12/31/2020	$1.29	0	$0	0.00%	8.5%
12/31/2019	1.17	0	0	0.50%	15.9%	12/31/2019	1.18	0	0	0.25%	16.2%	12/31/2019	1.19	0	0	0.00%	16.5%
12/31/2018	1.01	0	0	0.50%	-3.0%	12/31/2018	1.01	0	0	0.25%	-2.7%	12/31/2018	1.02	0	0	0.00%	-2.5%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	3.6%
2018	3.6%
2017	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Wellington Fund Admiral Class - 06-GFF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,909,545	$1,814,917	24,852
Receivables: investments sold	-
Payables: investments purchased	(5,839)
Net assets	$1,903,706

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,903,706	1,403,932	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$1,903,706	1,403,932

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$42,635
Mortality & expense charges	(24,156)
Net investment income (loss)	18,479

Gain (loss) on investments:
Net realized gain (loss)	22,024
Realized gain distributions	102,454
Net change in unrealized appreciation (depreciation)	33,172
Net gain (loss)	157,650

Increase (decrease) in net assets from operations	$176,129

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,479	$28,102
Net realized gain (loss)	22,024	(3,592)
Realized gain distributions	102,454	42,414
Net change in unrealized appreciation (depreciation)	33,172	287,347

Increase (decrease) in net assets from operations	176,129	354,271

Contract owner transactions:
Proceeds from units sold	157,156	136,208
Cost of units redeemed	(466,258)	(108,612)
Account charges	(5,331)	(5,820)
Increase (decrease)	(314,433)	21,776
Net increase (decrease)	(138,304)	376,047
Net assets, beginning	2,042,010	1,665,963
Net assets, ending	$1,903,706	$2,042,010

Units sold	129,060	123,699
Units redeemed	(371,388)	(103,741)
Net increase (decrease)	(242,328)	19,958
Units outstanding, beginning	1,646,260	1,626,302
Units outstanding, ending	1,403,932	1,646,260

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,659,895
Cost of units redeemed/account charges	(2,255,860)
Net investment income (loss)	80,837
Net realized gain (loss)	14,508
Realized gain distributions	309,698
Net change in unrealized appreciation (depreciation)	94,628
Net assets	$1,903,706

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	1,404	$1,904	1.25%	9.3%	12/31/2020	$1.37	0	$0	1.00%	9.6%	12/31/2020	$1.38	0	$0	0.75%	9.9%
12/31/2019	1.24	1,646	2,042	1.25%	21.1%	12/31/2019	1.25	0	0	1.00%	21.4%	12/31/2019	1.26	0	0	0.75%	21.7%
12/31/2018	1.02	1,626	1,666	1.25%	-4.6%	12/31/2018	1.03	0	0	1.00%	-4.3%	12/31/2018	1.03	0	0	0.75%	-4.1%
12/31/2017	1.07	1,567	1,682	1.25%	7.3%	12/31/2017	1.07	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	0	$0	0.50%	10.1%	12/31/2020	$1.40	0	$0	0.25%	10.4%	12/31/2020	$1.42	0	$0	0.00%	10.7%
12/31/2019	1.26	0	0	0.50%	22.0%	12/31/2019	1.27	0	0	0.25%	22.3%	12/31/2019	1.28	0	0	0.00%	22.6%
12/31/2018	1.04	0	0	0.50%	-3.8%	12/31/2018	1.04	0	0	0.25%	-3.6%	12/31/2018	1.04	0	0	0.00%	-3.3%
12/31/2017	1.08	0	0	0.50%	7.7%	12/31/2017	1.08	0	0	0.25%	7.9%	12/31/2017	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	2.8%
2018	2.8%
2017	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,860	$14,357	458
Receivables: investments sold	-
Payables: investments purchased	(199)
Net assets	$16,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,661	14,930	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$16,661	14,930

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$284
Mortality & expense charges	(163)
Net investment income (loss)	121

Gain (loss) on investments:
Net realized gain (loss)	2,194
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,822
Net gain (loss)	4,016

Increase (decrease) in net assets from operations	$4,137

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$121	$97
Net realized gain (loss)	2,194	1
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,822	681

Increase (decrease) in net assets from operations	4,137	779

Contract owner transactions:
Proceeds from units sold	18,077	7,171
Cost of units redeemed	(13,266)	(199)
Account charges	(16)	(22)
Increase (decrease)	4,795	6,950
Net increase (decrease)	8,932	7,729
Net assets, beginning	7,729	-
Net assets, ending	$16,661	$7,729

Units sold	22,213	7,835
Units redeemed	(14,899)	(219)
Net increase (decrease)	7,314	7,616
Units outstanding, beginning	7,616	-
Units outstanding, ending	14,930	7,616

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$25,248
Cost of units redeemed/account charges	(13,503)
Net investment income (loss)	218
Net realized gain (loss)	2,195
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,503
Net assets	$16,661

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	15	$17	1.25%	10.0%	12/31/2020	$1.12	0	$0	1.00%	10.2%	12/31/2020	$1.13	0	$0	0.75%	10.5%
12/31/2019	1.01	8	8	1.25%	20.0%	12/31/2019	1.02	0	0	1.00%	20.3%	12/31/2019	1.02	0	0	0.75%	20.6%
12/31/2018	0.85	0	0	1.25%	-15.5%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	10.8%	12/31/2020	$1.15	0	$0	0.25%	11.1%	12/31/2020	$1.15	0	$0	0.00%	11.4%
12/31/2019	1.03	0	0	0.50%	20.9%	12/31/2019	1.03	0	0	0.25%	21.2%	12/31/2019	1.04	0	0	0.00%	21.6%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.3%
2019	3.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,065	$97,475	4,757
Receivables: investments sold	6,449
Payables: investments purchased	-
Net assets	$111,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,514	96,772	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$111,514	96,772

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,492
Mortality & expense charges	(1,239)
Net investment income (loss)	253

Gain (loss) on investments:
Net realized gain (loss)	1,231
Realized gain distributions	732
Net change in unrealized appreciation (depreciation)	3,738
Net gain (loss)	5,701

Increase (decrease) in net assets from operations	$5,954

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$253	$842
Net realized gain (loss)	1,231	78
Realized gain distributions	732	-
Net change in unrealized appreciation (depreciation)	3,738	3,078

Increase (decrease) in net assets from operations	5,954	3,998

Contract owner transactions:
Proceeds from units sold	23,762	13,723
Cost of units redeemed	(11,304)	(345)
Account charges	(407)	(353)
Increase (decrease)	12,051	13,025
Net increase (decrease)	18,005	17,023
Net assets, beginning	93,509	76,486
Net assets, ending	$111,514	$93,509

Units sold	20,622	12,859
Units redeemed	(10,116)	(643)
Net increase (decrease)	10,506	12,216
Units outstanding, beginning	86,266	74,050
Units outstanding, ending	96,772	86,266

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$114,608
Cost of units redeemed/account charges	(13,912)
Net investment income (loss)	1,187
Net realized gain (loss)	1,309
Realized gain distributions	732
Net change in unrealized appreciation (depreciation)	7,590
Net assets	$111,514

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	97	$112	1.25%	6.3%	12/31/2020	$1.16	0	$0	1.00%	6.6%	12/31/2020	$1.17	0	$0	0.75%	6.8%
12/31/2019	1.08	86	94	1.25%	4.9%	12/31/2019	1.09	0	0	1.00%	5.2%	12/31/2019	1.09	0	0	0.75%	5.5%
12/31/2018	1.03	74	76	1.25%	3.3%	12/31/2018	1.03	0	0	1.00%	3.5%	12/31/2018	1.04	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	7.1%	12/31/2020	$1.18	0	$0	0.25%	7.4%	12/31/2020	$1.19	0	$0	0.00%	7.6%
12/31/2019	1.10	0	0	0.50%	5.7%	12/31/2019	1.10	0	0	0.25%	6.0%	12/31/2019	1.11	0	0	0.00%	6.3%
12/31/2018	1.04	0	0	0.50%	3.8%	12/31/2018	1.04	0	0	0.25%	3.9%	12/31/2018	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.2%
2018	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard International Growth Fund Admiral Class - 06-3F6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,210,958	$4,554,854	38,676
Receivables: investments sold	-
Payables: investments purchased	(11,466)
Net assets	$6,199,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,199,492	3,680,150	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.71
Band 50	-	-	1.72
Band 25	-	-	1.73
Band 0	-	-	1.74
Total	$6,199,492	3,680,150

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,496
Mortality & expense charges	(37,920)
Net investment income (loss)	(19,424)

Gain (loss) on investments:
Net realized gain (loss)	192,284
Realized gain distributions	123,656
Net change in unrealized appreciation (depreciation)	1,453,294
Net gain (loss)	1,769,234

Increase (decrease) in net assets from operations	$1,749,810

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(19,424)	$14,230
Net realized gain (loss)	192,284	30,427
Realized gain distributions	123,656	-
Net change in unrealized appreciation (depreciation)	1,453,294	204,008

Increase (decrease) in net assets from operations	1,749,810	248,665

Contract owner transactions:
Proceeds from units sold	4,081,378	2,146,714
Cost of units redeemed	(1,542,666)	(481,709)
Account charges	(7,512)	(3,735)
Increase (decrease)	2,531,200	1,661,270
Net increase (decrease)	4,281,010	1,909,935
Net assets, beginning	1,918,482	8,547
Net assets, ending	$6,199,492	$1,918,482

Units sold	3,426,507	2,312,643
Units redeemed	(1,543,054)	(526,340)
Net increase (decrease)	1,883,453	1,786,303
Units outstanding, beginning	1,796,697	10,394
Units outstanding, ending	3,680,150	1,796,697

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,237,412
Cost of units redeemed/account charges	(2,035,622)
Net investment income (loss)	(5,071)
Net realized gain (loss)	222,711
Realized gain distributions	123,958
Net change in unrealized appreciation (depreciation)	1,656,104
Net assets	$6,199,492

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.68	3,680	$6,199	1.25%	57.8%	12/31/2020	$1.70	0	$0	1.00%	58.2%	12/31/2020	$1.71	0	$0	0.75%	58.6%
12/31/2019	1.07	1,797	1,918	1.25%	29.9%	12/31/2019	1.07	0	0	1.00%	30.2%	12/31/2019	1.08	0	0	0.75%	30.5%
12/31/2018	0.82	10	9	1.25%	-17.8%	12/31/2018	0.82	0	0	1.00%	-17.7%	12/31/2018	0.82	0	0	0.75%	-17.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.72	0	$0	0.50%	58.9%	12/31/2020	$1.73	0	$0	0.25%	59.3%	12/31/2020	$1.74	0	$0	0.00%	59.7%
12/31/2019	1.08	0	0	0.50%	30.8%	12/31/2019	1.08	0	0	0.25%	31.2%	12/31/2019	1.09	0	0	0.00%	31.5%
12/31/2018	0.83	0	0	0.50%	-17.4%	12/31/2018	0.83	0	0	0.25%	-17.3%	12/31/2018	0.83	0	0	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	2.5%
2018	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.07	0	$0	1.25%	3.2%	12/31/2020	$1.08	0	$0	1.00%	3.4%	12/31/2020	$1.09	0	$0	0.75%	3.7%
12/31/2019	1.04	0	0	1.25%	2.9%	12/31/2019	1.04	0	0	1.00%	3.2%	12/31/2019	1.05	0	0	0.75%	3.4%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	3.9%	12/31/2020	$1.10	0	$0	0.25%	4.2%	12/31/2020	$1.11	0	$0	0.00%	4.5%
12/31/2019	1.05	0	0	0.50%	3.7%	12/31/2019	1.06	0	0	0.25%	3.9%	12/31/2019	1.06	0	0	0.00%	4.2%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.02	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,489	$24,747	1,036
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$28,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,500	22,522	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$28,500	22,522

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$407
Mortality & expense charges	(166)
Net investment income (loss)	241

Gain (loss) on investments:
Net realized gain (loss)	713
Realized gain distributions	39
Net change in unrealized appreciation (depreciation)	3,427
Net gain (loss)	4,179

Increase (decrease) in net assets from operations	$4,420

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$241	$84
Net realized gain (loss)	713	1
Realized gain distributions	39	-
Net change in unrealized appreciation (depreciation)	3,427	349

Increase (decrease) in net assets from operations	4,420	434

Contract owner transactions:
Proceeds from units sold	35,731	5,522
Cost of units redeemed	(17,526)	(188)
Account charges	(121)	(130)
Increase (decrease)	18,084	5,204
Net increase (decrease)	22,504	5,638
Net assets, beginning	5,996	358
Net assets, ending	$28,500	$5,996

Units sold	34,338	5,353
Units redeemed	(17,252)	(318)
Net increase (decrease)	17,086	5,035
Units outstanding, beginning	5,436	401
Units outstanding, ending	22,522	5,436

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$42,602
Cost of units redeemed/account charges	(18,787)
Net investment income (loss)	327
Net realized gain (loss)	577
Realized gain distributions	39
Net change in unrealized appreciation (depreciation)	3,742
Net assets	$28,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	23	$29	1.25%	14.7%	12/31/2020	$1.27	0	$0	1.00%	15.0%	12/31/2020	$1.28	0	$0	0.75%	15.3%
12/31/2019	1.10	5	6	1.25%	23.4%	12/31/2019	1.11	0	0	1.00%	23.7%	12/31/2019	1.11	0	0	0.75%	24.0%
12/31/2018	0.89	0	0	1.25%	-10.6%	12/31/2018	0.90	0	0	1.00%	-10.5%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.29	0	$0	0.50%	15.6%	12/31/2020	$1.30	0	$0	0.25%	15.9%	12/31/2020	$1.31	0	$0	0.00%	16.2%
12/31/2019	1.12	0	0	0.50%	24.3%	12/31/2019	1.12	0	0	0.25%	24.7%	12/31/2019	1.13	0	0	0.00%	25.0%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-9.9%	12/31/2018	0.90	0	0	0.00%	-9.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	3.4%
2018	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,951	$81,211	2,705
Receivables: investments sold	-
Payables: investments purchased	(25)
Net assets	$89,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,926	77,822	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$89,926	77,822

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$768
Mortality & expense charges	(184)
Net investment income (loss)	584

Gain (loss) on investments:
Net realized gain (loss)	14
Realized gain distributions	1,061
Net change in unrealized appreciation (depreciation)	8,740
Net gain (loss)	9,815

Increase (decrease) in net assets from operations	$10,399

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$584	$-
Net realized gain (loss)	14	-
Realized gain distributions	1,061	-
Net change in unrealized appreciation (depreciation)	8,740	-

Increase (decrease) in net assets from operations	10,399	-

Contract owner transactions:
Proceeds from units sold	79,605	-
Cost of units redeemed	-	-
Account charges	(78)	-
Increase (decrease)	79,527	-
Net increase (decrease)	89,926	-
Net assets, beginning	-	-
Net assets, ending	$89,926	$-

Units sold	77,890	-
Units redeemed	(68)	-
Net increase (decrease)	77,822	-
Units outstanding, beginning	-	-
Units outstanding, ending	77,822	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$79,605
Cost of units redeemed/account charges	(78)
Net investment income (loss)	584
Net realized gain (loss)	14
Realized gain distributions	1,061
Net change in unrealized appreciation (depreciation)	8,740
Net assets	$89,926

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.16	78	$90	1.25%	10.7%	12/31/2020	$1.16	0	$0	1.00%	10.9%	12/31/2020	$1.16	0	$0	0.75%	11.2%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	11.5%	12/31/2020	$1.17	0	$0	0.25%	11.8%	12/31/2020	$1.17	0	$0	0.00%	12.1%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,799	$83,009	1,563
Receivables: investments sold	49,889
Payables: investments purchased	-
Net assets	$142,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,688	101,412	$1.41
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.43
Total	$142,688	101,412

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$141
Mortality & expense charges	(153)
Net investment income (loss)	(12)

Gain (loss) on investments:
Net realized gain (loss)	296
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,790
Net gain (loss)	10,086

Increase (decrease) in net assets from operations	$10,074

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12)	$-
Net realized gain (loss)	296	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,790	-

Increase (decrease) in net assets from operations	10,074	-

Contract owner transactions:
Proceeds from units sold	200,321	-
Cost of units redeemed	(67,603)	-
Account charges	(104)	-
Increase (decrease)	132,614	-
Net increase (decrease)	142,688	-
Net assets, beginning	-	-
Net assets, ending	$142,688	$-

Units sold	154,163	-
Units redeemed	(52,751)	-
Net increase (decrease)	101,412	-
Units outstanding, beginning	-	-
Units outstanding, ending	101,412	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$200,321
Cost of units redeemed/account charges	(67,707)
Net investment income (loss)	(12)
Net realized gain (loss)	296
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,790
Net assets	$142,688

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	101	$143	1.25%	32.8%	12/31/2020	$1.41	0	$0	1.00%	33.1%	12/31/2020	$1.42	0	$0	0.75%	33.5%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.42	0	$0	0.50%	33.8%	12/31/2020	$1.43	0	$0	0.25%	34.1%	12/31/2020	$1.43	0	$0	0.00%	34.5%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$528,383	$491,334	8,558
Receivables: investments sold	-
Payables: investments purchased	(1,111)
Net assets	$527,272

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$527,272	481,137	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$527,272	481,137

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,379
Mortality & expense charges	(3,509)
Net investment income (loss)	4,870

Gain (loss) on investments:
Net realized gain (loss)	(6,631)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	36,213
Net gain (loss)	29,582

Increase (decrease) in net assets from operations	$34,452

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,870	$1,024
Net realized gain (loss)	(6,631)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	36,213	836

Increase (decrease) in net assets from operations	34,452	1,860

Contract owner transactions:
Proceeds from units sold	410,480	310,475
Cost of units redeemed	(74,871)	(155,058)
Account charges	(66)	-
Increase (decrease)	335,543	155,417
Net increase (decrease)	369,995	157,277
Net assets, beginning	157,277	-
Net assets, ending	$527,272	$157,277

Units sold	415,475	288,959
Units redeemed	(79,675)	(143,622)
Net increase (decrease)	335,800	145,337
Units outstanding, beginning	145,337	-
Units outstanding, ending	481,137	145,337

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$720,955
Cost of units redeemed/account charges	(229,995)
Net investment income (loss)	5,894
Net realized gain (loss)	(6,631)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37,049
Net assets	$527,272

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.10	481	$527	1.25%	1.3%	12/31/2020	$1.10	0	$0	1.00%	1.5%	12/31/2020	$1.10	0	$0	0.75%	1.8%
12/31/2019	1.08	145	157	1.25%	8.2%	12/31/2019	1.08	0	0	1.00%	8.4%	12/31/2019	1.09	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	2.0%	12/31/2020	$1.11	0	$0	0.25%	2.3%	12/31/2020	$1.12	0	$0	0.00%	2.5%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,766	$220,824	7,532
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$276,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$276,802	203,184	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.39
Total	$276,802	203,184

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,990
Mortality & expense charges	(2,511)
Net investment income (loss)	479

Gain (loss) on investments:
Net realized gain (loss)	490
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,255
Net gain (loss)	46,745

Increase (decrease) in net assets from operations	$47,224

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$479	$414
Net realized gain (loss)	490	(84)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,255	9,687

Increase (decrease) in net assets from operations	47,224	10,017

Contract owner transactions:
Proceeds from units sold	108,325	130,413
Cost of units redeemed	(7,191)	(11,294)
Account charges	(465)	(227)
Increase (decrease)	100,669	118,892
Net increase (decrease)	147,893	128,909
Net assets, beginning	128,909	-
Net assets, ending	$276,802	$128,909

Units sold	95,511	125,807
Units redeemed	(6,957)	(11,177)
Net increase (decrease)	88,554	114,630
Units outstanding, beginning	114,630	-
Units outstanding, ending	203,184	114,630

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$238,738
Cost of units redeemed/account charges	(19,177)
Net investment income (loss)	893
Net realized gain (loss)	406
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	55,942
Net assets	$276,802

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	203	$277	1.25%	21.1%	12/31/2020	$1.37	0	$0	1.00%	21.4%	12/31/2020	$1.37	0	$0	0.75%	21.7%
12/31/2019	1.12	115	129	1.25%	12.5%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.38	0	$0	0.50%	22.1%	12/31/2020	$1.39	0	$0	0.25%	22.4%	12/31/2020	$1.39	0	$0	0.00%	22.7%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short Term Federal Fund Investor Class - 06-305
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$671,933	$659,808	61,026
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$671,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$671,900	349,833	$1.92
Band 100	-	-	2.01
Band 75	-	-	2.09
Band 50	-	-	2.19
Band 25	-	-	2.28
Band 0	-	-	2.65
Total	$671,900	349,833

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7,717
Mortality & expense charges	(7,707)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	3,067
Realized gain distributions	2,552
Net change in unrealized appreciation (depreciation)	11,308
Net gain (loss)	16,927

Increase (decrease) in net assets from operations	$16,937

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$10,132
Net realized gain (loss)	3,067	(1,616)
Realized gain distributions	2,552	-
Net change in unrealized appreciation (depreciation)	11,308	17,615

Increase (decrease) in net assets from operations	16,937	26,131

Contract owner transactions:
Proceeds from units sold	266,855	123,774
Cost of units redeemed	(131,063)	(574,914)
Account charges	(127)	(623)
Increase (decrease)	135,665	(451,763)
Net increase (decrease)	152,602	(425,632)
Net assets, beginning	519,298	944,930
Net assets, ending	$671,900	$519,298

Units sold	139,809	67,389
Units redeemed	(68,608)	(309,986)
Net increase (decrease)	71,201	(242,597)
Units outstanding, beginning	278,632	521,229
Units outstanding, ending	349,833	278,632

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,088,021
Cost of units redeemed/account charges	(11,696,159)
Net investment income (loss)	102,086
Net realized gain (loss)	19,629
Realized gain distributions	146,198
Net change in unrealized appreciation (depreciation)	12,125
Net assets	$671,900

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.92	350	$672	1.25%	3.1%	12/31/2020	$2.01	0	$0	1.00%	3.3%	12/31/2020	$2.09	0	$0	0.75%	3.6%
12/31/2019	1.86	279	519	1.25%	2.8%	12/31/2019	1.94	0	0	1.00%	3.1%	12/31/2019	2.02	0	0	0.75%	3.3%
12/31/2018	1.81	521	945	1.25%	0.0%	12/31/2018	1.88	0	0	1.00%	0.3%	12/31/2018	1.96	0	0	0.75%	0.5%
12/31/2017	1.81	647	1,173	1.25%	-0.6%	12/31/2017	1.88	0	0	1.00%	-0.3%	12/31/2017	1.95	0	0	0.75%	-0.1%
12/31/2016	1.82	721	1,315	1.25%	-0.1%	12/31/2016	1.88	0	0	1.00%	0.1%	12/31/2016	1.95	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.19	0	$0	0.50%	3.8%	12/31/2020	$2.28	0	$0	0.25%	4.1%	12/31/2020	$2.65	0	$0	0.00%	4.3%
12/31/2019	2.11	0	0	0.50%	3.6%	12/31/2019	2.19	0	0	0.25%	3.8%	12/31/2019	2.54	0	0	0.00%	4.1%
12/31/2018	2.03	0	0	0.50%	0.8%	12/31/2018	2.11	0	0	0.25%	1.0%	12/31/2018	2.44	0	0	0.00%	1.3%
12/31/2017	2.02	0	0	0.50%	0.2%	12/31/2017	2.09	0	0	0.25%	0.4%	12/31/2017	2.41	0	0	0.00%	0.7%
12/31/2016	2.01	0	0	0.50%	0.6%	12/31/2016	2.08	0	0	0.25%	0.9%	12/31/2016	2.39	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	3.0%
2018	1.8%
2017	1.2%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard European Stock Index Fund Inst Class - 06-4PP (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	18.0%	12/31/2020	$1.18	0	$0	1.00%	18.0%	12/31/2020	$1.18	0	$0	0.75%	18.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	18.1%	12/31/2020	$1.18	0	$0	0.25%	18.2%	12/31/2020	$1.18	0	$0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Financials Idx Admiral Class - 06-4G7
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,597	$49,387	1,385
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$50,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,551	52,351	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$50,551	52,351

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$330
Mortality & expense charges	(37)
Net investment income (loss)	293

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,210
Net gain (loss)	1,214

Increase (decrease) in net assets from operations	$1,507

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$293	$-
Net realized gain (loss)	4	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,210	-

Increase (decrease) in net assets from operations	1,507	-

Contract owner transactions:
Proceeds from units sold	49,172	-
Cost of units redeemed	(53)	-
Account charges	(75)	-
Increase (decrease)	49,044	-
Net increase (decrease)	50,551	-
Net assets, beginning	-	-
Net assets, ending	$50,551	$-

Units sold	52,493	-
Units redeemed	(142)	-
Net increase (decrease)	52,351	-
Units outstanding, beginning	-	-
Units outstanding, ending	52,351	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$49,172
Cost of units redeemed/account charges	(128)
Net investment income (loss)	293
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,210
Net assets	$50,551

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	52	$51	1.25%	-3.4%	12/31/2020	$0.97	0	$0	1.00%	-3.2%	12/31/2020	$0.97	0	$0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	0	$0	0.50%	-2.8%	12/31/2020	$0.97	0	$0	0.25%	-2.5%	12/31/2020	$0.98	0	$0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Growth and Inc Adm Inst Class - 06-4MV
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,122	$103,021	1,154
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$108,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,230	88,608	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$108,230	88,608

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$853
Mortality & expense charges	(479)
Net investment income (loss)	374

Gain (loss) on investments:
Net realized gain (loss)	10
Realized gain distributions	5,278
Net change in unrealized appreciation (depreciation)	5,101
Net gain (loss)	10,389

Increase (decrease) in net assets from operations	$10,763

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$374	$-
Net realized gain (loss)	10	-
Realized gain distributions	5,278	-
Net change in unrealized appreciation (depreciation)	5,101	-

Increase (decrease) in net assets from operations	10,763	-

Contract owner transactions:
Proceeds from units sold	193,125	-
Cost of units redeemed	(95,658)	-
Account charges	-	-
Increase (decrease)	97,467	-
Net increase (decrease)	108,230	-
Net assets, beginning	-	-
Net assets, ending	$108,230	$-

Units sold	175,764	-
Units redeemed	(87,156)	-
Net increase (decrease)	88,608	-
Units outstanding, beginning	-	-
Units outstanding, ending	88,608	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$193,125
Cost of units redeemed/account charges	(95,658)
Net investment income (loss)	374
Net realized gain (loss)	10
Realized gain distributions	5,278
Net change in unrealized appreciation (depreciation)	5,101
Net assets	$108,230

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.22	89	$108	1.25%	22.1%	12/31/2020	$1.22	0	$0	1.00%	22.3%	12/31/2020	$1.22	0	$0	0.75%	22.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	0.50%	22.6%	12/31/2020	$1.23	0	$0	0.25%	22.8%	12/31/2020	$1.23	0	$0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Health Care Idx Adm Inst Class - 06-4MW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	1.25%	17.5%	12/31/2020	$1.18	0	$0	1.00%	17.6%	12/31/2020	$1.18	0	$0	0.75%	17.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	0.50%	17.9%	12/31/2020	$1.18	0	$0	0.25%	18.1%	12/31/2020	$1.18	0	$0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.18	0	$0	1.25%	18.1%	12/31/2020	$1.18	0	$0	1.00%	18.2%	12/31/2020	$1.18	0	$0	0.75%	18.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.19	0	$0	0.50%	18.5%	12/31/2020	$1.19	0	$0	0.25%	18.7%	12/31/2020	$1.19	0	$0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Info Tech Idx Admiral Class - 06-4G9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,101	$31,566	182
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$33,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,113	24,500	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$33,113	24,500

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$64
Mortality & expense charges	(31)
Net investment income (loss)	33

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,535
Net gain (loss)	1,536

Increase (decrease) in net assets from operations	$1,569

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$33	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,535	-

Increase (decrease) in net assets from operations	1,569	-

Contract owner transactions:
Proceeds from units sold	31,544	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	31,544	-
Net increase (decrease)	33,113	-
Net assets, beginning	-	-
Net assets, ending	$33,113	$-

Units sold	24,500	-
Units redeemed	-	-
Net increase (decrease)	24,500	-
Units outstanding, beginning	-	-
Units outstanding, ending	24,500	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$31,544
Cost of units redeemed/account charges	-
Net investment income (loss)	33
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,535
Net assets	$33,113

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.35	25	$33	1.25%	35.2%	12/31/2020	$1.35	0	$0	1.00%	35.5%	12/31/2020	$1.36	0	$0	0.75%	35.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	0	$0	0.50%	36.1%	12/31/2020	$1.36	0	$0	0.25%	36.4%	12/31/2020	$1.37	0	$0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	1.25%	-1.5%	12/31/2020	$0.99	0	$0	1.00%	-1.4%	12/31/2020	$0.99	0	$0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.99	0	$0	0.50%	-1.3%	12/31/2020	$0.99	0	$0	0.25%	-1.3%	12/31/2020	$0.99	0	$0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	1.4%	12/31/2020	$1.02	0	$0	1.00%	1.5%	12/31/2020	$1.02	0	$0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	1.8%	12/31/2020	$1.02	0	$0	0.25%	1.9%	12/31/2020	$1.02	0	$0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	1.25%	0.0%	12/31/2020	$1.00	0	$0	1.00%	0.0%	12/31/2020	$1.00	0	$0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.00	0	$0	0.50%	0.1%	12/31/2020	$1.00	0	$0	0.25%	0.2%	12/31/2020	$1.00	0	$0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Strategic Equity Inv Inv Class - 06-4MY (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	1.25%	30.7%	12/31/2020	$1.31	0	$0	1.00%	30.8%	12/31/2020	$1.31	0	$0	0.75%	31.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	31.2%	12/31/2020	$1.31	0	$0	0.25%	31.3%	12/31/2020	$1.32	0	$0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Utilities Idx Adm Inst Class - 06-4N7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	1.25%	13.6%	12/31/2020	$1.14	0	$0	1.00%	13.7%	12/31/2020	$1.14	0	$0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.14	0	$0	0.50%	14.0%	12/31/2020	$1.14	0	$0	0.25%	14.2%	12/31/2020	$1.14	0	$0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund A Class - 06-581
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,694,881	$5,093,701	140,252
Receivables: investments sold	40,060
Payables: investments purchased	-
Net assets	$5,734,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,717,553	2,264,634	$2.52
Band 100	-	-	2.58
Band 75	-	-	2.64
Band 50	-	-	2.69
Band 25	-	-	2.75
Band 0	17,388	6,185	2.81
Total	$5,734,941	2,270,819

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$62,794
Mortality & expense charges	(60,892)
Net investment income (loss)	1,902

Gain (loss) on investments:
Net realized gain (loss)	9,235
Realized gain distributions	222,407
Net change in unrealized appreciation (depreciation)	133,793
Net gain (loss)	365,435

Increase (decrease) in net assets from operations	$367,337

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,902	$(8,514)
Net realized gain (loss)	9,235	252,118
Realized gain distributions	222,407	344,096
Net change in unrealized appreciation (depreciation)	133,793	1,118,111

Increase (decrease) in net assets from operations	367,337	1,705,811

Contract owner transactions:
Proceeds from units sold	700,782	1,017,321
Cost of units redeemed	(818,336)	(3,592,955)
Account charges	(1,229)	(5,027)
Increase (decrease)	(118,783)	(2,580,661)
Net increase (decrease)	248,554	(874,850)
Net assets, beginning	5,486,387	6,361,237
Net assets, ending	$5,734,941	$5,486,387

Units sold	345,836	502,169
Units redeemed	(387,882)	(1,589,091)
Net increase (decrease)	(42,046)	(1,086,922)
Units outstanding, beginning	2,312,865	3,399,787
Units outstanding, ending	2,270,819	2,312,865

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$11,172,792
Cost of units redeemed/account charges	(7,788,406)
Net investment income (loss)	(79,739)
Net realized gain (loss)	474,158
Realized gain distributions	1,354,956
Net change in unrealized appreciation (depreciation)	601,180
Net assets	$5,734,941

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.52	2,265	$5,718	1.25%	6.5%	12/31/2020	$2.58	0	$0	1.00%	6.7%	12/31/2020	$2.64	0	$0	0.75%	7.0%
12/31/2019	2.37	2,307	5,472	1.25%	26.8%	12/31/2019	2.42	0	0	1.00%	27.1%	12/31/2019	2.46	0	0	0.75%	27.4%
12/31/2018	1.87	3,394	6,350	1.25%	-11.4%	12/31/2018	1.90	0	0	1.00%	-11.1%	12/31/2018	1.93	0	0	0.75%	-10.9%
12/31/2017	2.11	3,608	7,614	1.25%	14.2%	12/31/2017	2.14	0	0	1.00%	14.5%	12/31/2017	2.17	0	0	0.75%	14.8%
12/31/2016	1.85	2,099	3,878	1.25%	19.2%	12/31/2016	1.87	0	0	1.00%	19.5%	12/31/2016	1.89	0	0	0.75%	19.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.69	0	$0	0.50%	7.3%	12/31/2020	$2.75	0	$0	0.25%	7.5%	12/31/2020	$2.81	6	$17	0.00%	7.8%
12/31/2019	2.51	0	0	0.50%	27.7%	12/31/2019	2.56	0	0	0.25%	28.0%	12/31/2019	2.61	6	15	0.00%	28.4%
12/31/2018	1.97	0	0	0.50%	-10.7%	12/31/2018	2.00	0	0	0.25%	-10.5%	12/31/2018	2.03	6	11	0.00%	-10.2%
12/31/2017	2.20	0	0	0.50%	15.1%	12/31/2017	2.23	0	0	0.25%	15.4%	12/31/2017	2.26	5	10	0.00%	15.7%
12/31/2016	1.91	0	0	0.50%	20.1%	12/31/2016	1.93	0	0	0.25%	20.4%	12/31/2016	1.96	3	7	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.4%
2018	1.0%
2017	0.7%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund A Class - 06-582
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$941,350	$839,341	19,416
Receivables: investments sold	-
Payables: investments purchased	(32,663)
Net assets	$908,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$908,687	376,353	$2.41
Band 100	-	-	2.47
Band 75	-	-	2.52
Band 50	-	-	2.58
Band 25	-	-	2.63
Band 0	-	-	2.69
Total	$908,687	376,353

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,250
Mortality & expense charges	(9,741)
Net investment income (loss)	(6,491)

Gain (loss) on investments:
Net realized gain (loss)	(26,582)
Realized gain distributions	3,105
Net change in unrealized appreciation (depreciation)	54,192
Net gain (loss)	30,715

Increase (decrease) in net assets from operations	$24,224

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,491)	$(51,014)
Net realized gain (loss)	(26,582)	42,997
Realized gain distributions	3,105	40,153
Net change in unrealized appreciation (depreciation)	54,192	797,946

Increase (decrease) in net assets from operations	24,224	830,082

Contract owner transactions:
Proceeds from units sold	167,475	1,357,829
Cost of units redeemed	(215,974)	(6,871,496)
Account charges	(932)	(22,195)
Increase (decrease)	(49,431)	(5,535,862)
Net increase (decrease)	(25,207)	(4,705,780)
Net assets, beginning	933,894	5,639,674
Net assets, ending	$908,687	$933,894

Units sold	87,249	644,755
Units redeemed	(109,647)	(3,254,600)
Net increase (decrease)	(22,398)	(2,609,845)
Units outstanding, beginning	398,751	3,008,596
Units outstanding, ending	376,353	398,751

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$12,842,619
Cost of units redeemed/account charges	(14,025,126)
Net investment income (loss)	(209,889)
Net realized gain (loss)	781,555
Realized gain distributions	1,417,519
Net change in unrealized appreciation (depreciation)	102,009
Net assets	$908,687

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.41	376	$909	1.25%	3.1%	12/31/2020	$2.47	0	$0	1.00%	3.3%	12/31/2020	$2.52	0	$0	0.75%	3.6%
12/31/2019	2.34	399	934	1.25%	24.9%	12/31/2019	2.39	0	0	1.00%	25.3%	12/31/2019	2.43	0	0	0.75%	25.6%
12/31/2018	1.87	3,009	5,640	1.25%	-9.7%	12/31/2018	1.91	0	0	1.00%	-9.5%	12/31/2018	1.94	0	0	0.75%	-9.2%
12/31/2017	2.08	3,900	8,096	1.25%	10.1%	12/31/2017	2.11	0	0	1.00%	10.4%	12/31/2017	2.13	0	0	0.75%	10.6%
12/31/2016	1.89	2,903	5,472	1.25%	28.0%	12/31/2016	1.91	0	0	1.00%	28.4%	12/31/2016	1.93	0	0	0.75%	28.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.58	0	$0	0.50%	3.9%	12/31/2020	$2.63	0	$0	0.25%	4.1%	12/31/2020	$2.69	0	$0	0.00%	4.4%
12/31/2019	2.48	0	0	0.50%	25.9%	12/31/2019	2.53	0	0	0.25%	26.2%	12/31/2019	2.58	0	0	0.00%	26.5%
12/31/2018	1.97	0	0	0.50%	-9.0%	12/31/2018	2.00	0	0	0.25%	-8.8%	12/31/2018	2.04	0	0	0.00%	-8.6%
12/31/2017	2.16	0	0	0.50%	10.9%	12/31/2017	2.20	0	0	0.25%	11.2%	12/31/2017	2.23	0	0	0.00%	11.5%
12/31/2016	1.95	0	0	0.50%	29.0%	12/31/2016	1.97	0	0	0.25%	29.3%	12/31/2016	2.00	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.1%
2018	0.2%
2017	0.5%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund R Class - 06-583
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$941,830	$861,345	23,313
Receivables: investments sold	-
Payables: investments purchased	(3,012)
Net assets	$938,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$895,657	360,473	$2.48
Band 100	-	-	2.54
Band 75	-	-	2.59
Band 50	-	-	2.65
Band 25	-	-	2.71
Band 0	43,161	15,600	2.77
Total	$938,818	376,073

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$8,692
Mortality & expense charges	(9,463)
Net investment income (loss)	(771)

Gain (loss) on investments:
Net realized gain (loss)	(4,842)
Realized gain distributions	36,988
Net change in unrealized appreciation (depreciation)	22,037
Net gain (loss)	54,183

Increase (decrease) in net assets from operations	$53,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(771)	$(3,729)
Net realized gain (loss)	(4,842)	1,998
Realized gain distributions	36,988	49,457
Net change in unrealized appreciation (depreciation)	22,037	200,195

Increase (decrease) in net assets from operations	53,412	247,921

Contract owner transactions:
Proceeds from units sold	283,815	527,135
Cost of units redeemed	(498,860)	(603,346)
Account charges	(1,032)	(1,680)
Increase (decrease)	(216,077)	(77,891)
Net increase (decrease)	(162,665)	170,030
Net assets, beginning	1,101,483	931,453
Net assets, ending	$938,818	$1,101,483

Units sold	134,823	247,345
Units redeemed	(228,797)	(280,428)
Net increase (decrease)	(93,974)	(33,083)
Units outstanding, beginning	470,047	503,130
Units outstanding, ending	376,073	470,047

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$4,646,299
Cost of units redeemed/account charges	(4,535,574)
Net investment income (loss)	(37,935)
Net realized gain (loss)	294,866
Realized gain distributions	490,677
Net change in unrealized appreciation (depreciation)	80,485
Net assets	$938,818

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.48	360	$896	1.25%	6.2%	12/31/2020	$2.54	0	$0	1.00%	6.5%	12/31/2020	$2.59	0	$0	0.75%	6.8%
12/31/2019	2.34	461	1,078	1.25%	26.5%	12/31/2019	2.38	0	0	1.00%	26.8%	12/31/2019	2.43	0	0	0.75%	27.1%
12/31/2018	1.85	496	917	1.25%	-11.5%	12/31/2018	1.88	0	0	1.00%	-11.3%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.09	821	1,716	1.25%	14.0%	12/31/2017	2.12	0	0	1.00%	14.3%	12/31/2017	2.15	0	0	0.75%	14.6%
12/31/2016	1.83	635	1,164	1.25%	18.9%	12/31/2016	1.85	0	0	1.00%	19.2%	12/31/2016	1.88	0	0	0.75%	19.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.65	0	$0	0.50%	7.0%	12/31/2020	$2.71	0	$0	0.25%	7.3%	12/31/2020	$2.77	16	$43	0.00%	7.6%
12/31/2019	2.48	0	0	0.50%	27.4%	12/31/2019	2.52	0	0	0.25%	27.8%	12/31/2019	2.57	9	23	0.00%	28.1%
12/31/2018	1.94	0	0	0.50%	-10.9%	12/31/2018	1.98	0	0	0.25%	-10.6%	12/31/2018	2.01	7	14	0.00%	-10.4%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.21	0	0	0.25%	15.2%	12/31/2017	2.24	13	29	0.00%	15.4%
12/31/2016	1.90	0	0	0.50%	19.8%	12/31/2016	1.92	0	0	0.25%	20.1%	12/31/2016	1.94	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.0%
2018	0.6%
2017	0.5%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund R6 Class - 06-FMX
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,602,455	$1,496,122	39,191
Receivables: investments sold	1,275
Payables: investments purchased	-
Net assets	$1,603,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,603,730	1,178,510	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,603,730	1,178,510

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$21,879
Mortality & expense charges	(16,396)
Net investment income (loss)	5,483

Gain (loss) on investments:
Net realized gain (loss)	(14,146)
Realized gain distributions	62,431
Net change in unrealized appreciation (depreciation)	62,532
Net gain (loss)	110,817

Increase (decrease) in net assets from operations	$116,300

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,483	$2,328
Net realized gain (loss)	(14,146)	(23,853)
Realized gain distributions	62,431	65,659
Net change in unrealized appreciation (depreciation)	62,532	334,197

Increase (decrease) in net assets from operations	116,300	378,331

Contract owner transactions:
Proceeds from units sold	564,912	515,819
Cost of units redeemed	(519,632)	(975,989)
Account charges	(403)	(428)
Increase (decrease)	44,877	(460,598)
Net increase (decrease)	161,177	(82,267)
Net assets, beginning	1,442,553	1,524,820
Net assets, ending	$1,603,730	$1,442,553

Units sold	488,907	441,080
Units redeemed	(442,757)	(831,420)
Net increase (decrease)	46,150	(390,340)
Units outstanding, beginning	1,132,360	1,522,700
Units outstanding, ending	1,178,510	1,132,360

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,029,711
Cost of units redeemed/account charges	(1,789,363)
Net investment income (loss)	9,227
Net realized gain (loss)	(31,657)
Realized gain distributions	279,479
Net change in unrealized appreciation (depreciation)	106,333
Net assets	$1,603,730

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.36	1,179	$1,604	1.25%	6.8%	12/31/2020	$1.37	0	$0	1.00%	7.1%	12/31/2020	$1.39	0	$0	0.75%	7.4%
12/31/2019	1.27	1,132	1,443	1.25%	27.2%	12/31/2019	1.28	0	0	1.00%	27.5%	12/31/2019	1.29	0	0	0.75%	27.9%
12/31/2018	1.00	1,523	1,525	1.25%	-11.1%	12/31/2018	1.01	0	0	1.00%	-10.8%	12/31/2018	1.01	0	0	0.75%	-10.6%
12/31/2017	1.13	935	1,053	1.25%	14.6%	12/31/2017	1.13	0	0	1.00%	14.9%	12/31/2017	1.13	0	0	0.75%	15.2%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.8%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.40	0	$0	0.50%	7.6%	12/31/2020	$1.42	0	$0	0.25%	7.9%	12/31/2020	$1.43	0	$0	0.00%	8.2%
12/31/2019	1.30	0	0	0.50%	28.2%	12/31/2019	1.31	0	0	0.25%	28.5%	12/31/2019	1.32	0	0	0.00%	28.8%
12/31/2018	1.02	0	0	0.50%	-10.4%	12/31/2018	1.02	0	0	0.25%	-10.2%	12/31/2018	1.03	0	0	0.00%	-9.9%
12/31/2017	1.14	0	0	0.50%	15.5%	12/31/2017	1.14	0	0	0.25%	15.8%	12/31/2017	1.14	0	0	0.00%	16.1%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.4%
2018	1.3%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,014	$2,914	63
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,015	2,370	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$3,015	2,370

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$20
Mortality & expense charges	(26)
Net investment income (loss)	(6)

Gain (loss) on investments:
Net realized gain (loss)	(6)
Realized gain distributions	9
Net change in unrealized appreciation (depreciation)	239
Net gain (loss)	242

Increase (decrease) in net assets from operations	$236

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6)	$(7)
Net realized gain (loss)	(6)	(19)
Realized gain distributions	9	91
Net change in unrealized appreciation (depreciation)	239	363

Increase (decrease) in net assets from operations	236	428

Contract owner transactions:
Proceeds from units sold	662	14
Cost of units redeemed	-	(51)
Account charges	-	-
Increase (decrease)	662	(37)
Net increase (decrease)	898	391
Net assets, beginning	2,117	1,726
Net assets, ending	$3,015	$2,117

Units sold	647	11
Units redeemed	-	(50)
Net increase (decrease)	647	(39)
Units outstanding, beginning	1,723	1,762
Units outstanding, ending	2,370	1,723

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,700
Cost of units redeemed/account charges	(51)
Net investment income (loss)	(12)
Net realized gain (loss)	(25)
Realized gain distributions	303
Net change in unrealized appreciation (depreciation)	100
Net assets	$3,015

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.27	2	$3	1.25%	3.5%	12/31/2020	$1.28	0	$0	1.00%	3.8%	12/31/2020	$1.30	0	$0	0.75%	4.0%
12/31/2019	1.23	2	2	1.25%	25.4%	12/31/2019	1.24	0	0	1.00%	25.8%	12/31/2019	1.25	0	0	0.75%	26.1%
12/31/2018	0.98	2	2	1.25%	-9.4%	12/31/2018	0.98	0	0	1.00%	-9.2%	12/31/2018	0.99	0	0	0.75%	-8.9%
12/31/2017	1.08	0	0	1.25%	10.5%	12/31/2017	1.08	0	0	1.00%	10.8%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.31	0	$0	0.50%	4.3%	12/31/2020	$1.32	0	$0	0.25%	4.6%	12/31/2020	$1.34	0	$0	0.00%	4.8%
12/31/2019	1.26	0	0	0.50%	26.4%	12/31/2019	1.27	0	0	0.25%	26.7%	12/31/2019	1.28	0	0	0.00%	27.0%
12/31/2018	0.99	0	0	0.50%	-8.7%	12/31/2018	1.00	0	0	0.25%	-8.5%	12/31/2018	1.01	0	0	0.00%	-8.2%
12/31/2017	1.09	0	0	0.50%	11.3%	12/31/2017	1.09	0	0	0.25%	11.6%	12/31/2017	1.10	0	0	0.00%	11.9%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	0.9%
2018	1.4%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Small-Cap Fund A Class - 06-GFG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,439	$78,933	6,134
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$99,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,436	77,407	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$99,436	77,407

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,015)
Net investment income (loss)	(1,015)

Gain (loss) on investments:
Net realized gain (loss)	388
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,201
Net gain (loss)	13,589

Increase (decrease) in net assets from operations	$12,574

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,015)	$(158)
Net realized gain (loss)	388	(20,225)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	13,201	46,462

Increase (decrease) in net assets from operations	12,574	26,079

Contract owner transactions:
Proceeds from units sold	9,653	16,491
Cost of units redeemed	(3,693)	(153,336)
Account charges	(331)	(300)
Increase (decrease)	5,629	(137,145)
Net increase (decrease)	18,203	(111,066)
Net assets, beginning	81,233	192,299
Net assets, ending	$99,436	$81,233

Units sold	9,203	16,138
Units redeemed	(3,593)	(157,959)
Net increase (decrease)	5,610	(141,821)
Units outstanding, beginning	71,797	213,618
Units outstanding, ending	77,407	71,797

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$254,063
Cost of units redeemed/account charges	(158,860)
Net investment income (loss)	(539)
Net realized gain (loss)	(20,025)
Realized gain distributions	4,291
Net change in unrealized appreciation (depreciation)	20,506
Net assets	$99,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.28	77	$99	1.25%	13.5%	12/31/2020	$1.30	0	$0	1.00%	13.8%	12/31/2020	$1.31	0	$0	0.75%	14.1%
12/31/2019	1.13	72	81	1.25%	25.7%	12/31/2019	1.14	0	0	1.00%	26.0%	12/31/2019	1.15	0	0	0.75%	26.3%
12/31/2018	0.90	214	192	1.25%	-21.5%	12/31/2018	0.90	0	0	1.00%	-21.3%	12/31/2018	0.91	0	0	0.75%	-21.1%
12/31/2017	1.15	0	0	1.25%	14.7%	12/31/2017	1.15	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.32	0	$0	0.50%	14.4%	12/31/2020	$1.33	0	$0	0.25%	14.7%	12/31/2020	$1.34	0	$0	0.00%	15.0%
12/31/2019	1.15	0	0	0.50%	26.6%	12/31/2019	1.16	0	0	0.25%	26.9%	12/31/2019	1.17	0	0	0.00%	27.3%
12/31/2018	0.91	0	0	0.50%	-20.9%	12/31/2018	0.91	0	0	0.25%	-20.7%	12/31/2018	0.92	0	0	0.00%	-20.5%
12/31/2017	1.15	0	0	0.50%	15.1%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.9%
2018	1.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,808	$68,004	5,480
Receivables: investments sold	6,011
Payables: investments purchased	-
Net assets	$89,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,819	69,219	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$89,819	69,219

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$280
Mortality & expense charges	(1,330)
Net investment income (loss)	(1,050)

Gain (loss) on investments:
Net realized gain (loss)	7,111
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,382
Net gain (loss)	12,493

Increase (decrease) in net assets from operations	$11,443

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,050)	$1,824
Net realized gain (loss)	7,111	3,318
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,382	10,486

Increase (decrease) in net assets from operations	11,443	15,628

Contract owner transactions:
Proceeds from units sold	39,230	409,689
Cost of units redeemed	(86,408)	(299,826)
Account charges	(133)	(71)
Increase (decrease)	(47,311)	109,792
Net increase (decrease)	(35,868)	125,420
Net assets, beginning	125,687	267
Net assets, ending	$89,819	$125,687

Units sold	35,704	400,338
Units redeemed	(76,816)	(290,303)
Net increase (decrease)	(41,112)	110,035
Units outstanding, beginning	110,331	296
Units outstanding, ending	69,219	110,331

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$449,537
Cost of units redeemed/account charges	(386,732)
Net investment income (loss)	776
Net realized gain (loss)	10,429
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	15,804
Net assets	$89,819

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.30	69	$90	1.25%	13.9%	12/31/2020	$1.31	0	$0	1.00%	14.2%	12/31/2020	$1.32	0	$0	0.75%	14.5%
12/31/2019	1.14	110	126	1.25%	26.1%	12/31/2019	1.15	0	0	1.00%	26.4%	12/31/2019	1.15	0	0	0.75%	26.7%
12/31/2018	0.90	0	0	1.25%	-21.3%	12/31/2018	0.91	0	0	1.00%	-21.1%	12/31/2018	0.91	0	0	0.75%	-20.9%
12/31/2017	1.15	0	0	1.25%	14.8%	12/31/2017	1.15	0	0	1.00%	15.0%	12/31/2017	1.15	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.33	0	$0	0.50%	14.8%	12/31/2020	$1.34	0	$0	0.25%	15.1%	12/31/2020	$1.36	0	$0	0.00%	15.3%
12/31/2019	1.16	0	0	0.50%	27.1%	12/31/2019	1.17	0	0	0.25%	27.4%	12/31/2019	1.18	0	0	0.00%	27.7%
12/31/2018	0.91	0	0	0.50%	-20.7%	12/31/2018	0.92	0	0	0.25%	-20.5%	12/31/2018	0.92	0	0	0.00%	-20.3%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.4%	12/31/2017	1.16	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	3.7%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	0	$0	1.25%	4.1%	12/31/2020	$1.24	0	$0	1.00%	4.3%	12/31/2020	$1.24	0	$0	0.75%	4.6%
12/31/2019	1.18	0	0	1.25%	26.3%	12/31/2019	1.18	0	0	1.00%	26.6%	12/31/2019	1.19	0	0	0.75%	26.9%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.94	0	0	1.00%	-6.4%	12/31/2018	0.94	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	4.9%	12/31/2020	$1.26	0	$0	0.25%	5.1%	12/31/2020	$1.26	0	$0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	27.2%	12/31/2019	1.19	0	0	0.25%	27.6%	12/31/2019	1.20	0	0	0.00%	27.9%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,503	$5,783	208
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$7,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,492	7,876	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$7,492	7,876

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35
Mortality & expense charges	(25)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,720
Net gain (loss)	1,722

Increase (decrease) in net assets from operations	$1,732

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$-
Net realized gain (loss)	2	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,720	-

Increase (decrease) in net assets from operations	1,732	-

Contract owner transactions:
Proceeds from units sold	10,552	-
Cost of units redeemed	(4,770)	-
Account charges	(22)	-
Increase (decrease)	5,760	-
Net increase (decrease)	7,492	-
Net assets, beginning	-	-
Net assets, ending	$7,492	$-

Units sold	14,628	-
Units redeemed	(6,752)	-
Net increase (decrease)	7,876	-
Units outstanding, beginning	-	-
Units outstanding, ending	7,876	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$10,552
Cost of units redeemed/account charges	(4,792)
Net investment income (loss)	10
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,720
Net assets	$7,492

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.95	8	$7	1.25%	0.1%	12/31/2020	$0.96	0	$0	1.00%	0.3%	12/31/2020	$0.96	0	$0	0.75%	0.6%
12/31/2019	0.95	0	0	1.25%	21.7%	12/31/2019	0.95	0	0	1.00%	22.1%	12/31/2019	0.96	0	0	0.75%	22.4%
12/31/2018	0.78	0	0	1.25%	-21.9%	12/31/2018	0.78	0	0	1.00%	-21.9%	12/31/2018	0.78	0	0	0.75%	-21.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$0.97	0	$0	0.50%	0.8%	12/31/2020	$0.97	0	$0	0.25%	1.1%	12/31/2020	$0.98	0	$0	0.00%	1.3%
12/31/2019	0.96	0	0	0.50%	22.7%	12/31/2019	0.96	0	0	0.25%	23.0%	12/31/2019	0.97	0	0	0.00%	23.3%
12/31/2018	0.78	0	0	0.50%	-21.8%	12/31/2018	0.78	0	0	0.25%	-21.7%	12/31/2018	0.78	0	0	0.00%	-21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory RS Small Cap Growth Fund R6 Class - 06-33C
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,957	$328,277	3,943
Receivables: investments sold	-
Payables: investments purchased	(7,078)
Net assets	$407,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,879	253,640	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.63
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$407,879	253,640

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,708)
Net investment income (loss)	(3,708)

Gain (loss) on investments:
Net realized gain (loss)	8,407
Realized gain distributions	32,446
Net change in unrealized appreciation (depreciation)	77,834
Net gain (loss)	118,687

Increase (decrease) in net assets from operations	$114,979

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,708)	$(2,112)
Net realized gain (loss)	8,407	4,548
Realized gain distributions	32,446	21,233
Net change in unrealized appreciation (depreciation)	77,834	9,916

Increase (decrease) in net assets from operations	114,979	33,585

Contract owner transactions:
Proceeds from units sold	125,108	284,512
Cost of units redeemed	(127,475)	(38,661)
Account charges	(1,488)	(649)
Increase (decrease)	(3,855)	245,202
Net increase (decrease)	111,124	278,787
Net assets, beginning	296,755	17,968
Net assets, ending	$407,879	$296,755

Units sold	135,546	280,606
Units redeemed	(133,990)	(49,381)
Net increase (decrease)	1,556	231,225
Units outstanding, beginning	252,084	20,859
Units outstanding, ending	253,640	252,084

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$428,067
Cost of units redeemed/account charges	(168,287)
Net investment income (loss)	(5,833)
Net realized gain (loss)	12,954
Realized gain distributions	54,298
Net change in unrealized appreciation (depreciation)	86,680
Net assets	$407,879

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.61	254	$408	1.25%	36.6%	12/31/2020	$1.62	0	$0	1.00%	36.9%	12/31/2020	$1.63	0	$0	0.75%	37.3%
12/31/2019	1.18	252	297	1.25%	36.7%	12/31/2019	1.18	0	0	1.00%	37.0%	12/31/2019	1.19	0	0	0.75%	37.3%
12/31/2018	0.86	21	18	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.87	0	0	0.75%	-13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.64	0	$0	0.50%	37.6%	12/31/2020	$1.65	0	$0	0.25%	38.0%	12/31/2020	$1.67	0	$0	0.00%	38.3%
12/31/2019	1.19	0	0	0.50%	37.7%	12/31/2019	1.20	0	0	0.25%	38.0%	12/31/2019	1.20	0	0	0.00%	38.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.1%	12/31/2018	0.87	0	0	0.00%	-12.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,221	$946	48
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,221	879	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,221	879

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$14
Mortality & expense charges	(9)
Net investment income (loss)	5

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	247
Net gain (loss)	247

Increase (decrease) in net assets from operations	$252

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	247	28

Increase (decrease) in net assets from operations	252	28

Contract owner transactions:
Proceeds from units sold	546	397
Cost of units redeemed	-	-
Account charges	(2)	-
Increase (decrease)	544	397
Net increase (decrease)	796	425
Net assets, beginning	425	-
Net assets, ending	$1,221	$425

Units sold	527	354
Units redeemed	(2)	-
Net increase (decrease)	525	354
Units outstanding, beginning	354	-
Units outstanding, ending	879	354

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$943
Cost of units redeemed/account charges	(2)
Net investment income (loss)	5
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	275
Net assets	$1,221

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.39	1	$1	1.25%	15.8%	12/31/2020	$1.40	0	$0	1.00%	16.1%	12/31/2020	$1.40	0	$0	0.75%	16.4%
12/31/2019	1.20	0	0	1.25%	22.0%	12/31/2019	1.20	0	0	1.00%	22.3%	12/31/2019	1.21	0	0	0.75%	22.6%
12/31/2018	0.98	0	0	1.25%	-1.7%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.98	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.41	0	$0	0.50%	16.7%	12/31/2020	$1.42	0	$0	0.25%	17.0%	12/31/2020	$1.43	0	$0	0.00%	17.3%
12/31/2019	1.21	0	0	0.50%	22.9%	12/31/2019	1.21	0	0	0.25%	23.2%	12/31/2019	1.22	0	0	0.00%	23.5%
12/31/2018	0.98	0	0	0.50%	-1.6%	12/31/2018	0.98	0	0	0.25%	-1.6%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.7%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,294	$75,935	10,405
Receivables: investments sold	-
Payables: investments purchased	(861)
Net assets	$80,433

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,433	65,244	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$80,433	65,244

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,177
Mortality & expense charges	(792)
Net investment income (loss)	385

Gain (loss) on investments:
Net realized gain (loss)	(321)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,359
Net gain (loss)	5,038

Increase (decrease) in net assets from operations	$5,423

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$385	$-
Net realized gain (loss)	(321)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,359	-

Increase (decrease) in net assets from operations	5,423	-

Contract owner transactions:
Proceeds from units sold	79,969	-
Cost of units redeemed	(4,959)	-
Account charges	-	-
Increase (decrease)	75,010	-
Net increase (decrease)	80,433	-
Net assets, beginning	-	-
Net assets, ending	$80,433	$-

Units sold	69,658	-
Units redeemed	(4,414)	-
Net increase (decrease)	65,244	-
Units outstanding, beginning	-	-
Units outstanding, ending	65,244	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$79,969
Cost of units redeemed/account charges	(4,959)
Net investment income (loss)	385
Net realized gain (loss)	(321)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,359
Net assets	$80,433

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.23	65	$80	1.25%	4.6%	12/31/2020	$1.24	0	$0	1.00%	4.8%	12/31/2020	$1.25	0	$0	0.75%	5.1%
12/31/2019	1.18	0	0	1.25%	21.1%	12/31/2019	1.18	0	0	1.00%	21.4%	12/31/2019	1.18	0	0	0.75%	21.7%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.25	0	$0	0.50%	5.4%	12/31/2020	$1.26	0	$0	0.25%	5.6%	12/31/2020	$1.26	0	$0	0.00%	5.9%
12/31/2019	1.19	0	0	0.50%	22.0%	12/31/2019	1.19	0	0	0.25%	22.3%	12/31/2019	1.19	0	0	0.00%	22.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund R Class - 06-584
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$672,918	$576,766	15,460
Receivables: investments sold	-
Payables: investments purchased	(1,639)
Net assets	$671,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$671,279	283,294	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.47
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.64
Total	$671,279	283,294

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,650
Mortality & expense charges	(7,045)
Net investment income (loss)	(5,395)

Gain (loss) on investments:
Net realized gain (loss)	(55,132)
Realized gain distributions	2,369
Net change in unrealized appreciation (depreciation)	66,918
Net gain (loss)	14,155

Increase (decrease) in net assets from operations	$8,760

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,395)	$(5,639)
Net realized gain (loss)	(55,132)	(46,696)
Realized gain distributions	2,369	28,470
Net change in unrealized appreciation (depreciation)	66,918	149,140

Increase (decrease) in net assets from operations	8,760	125,275

Contract owner transactions:
Proceeds from units sold	453,888	522,263
Cost of units redeemed	(396,098)	(600,109)
Account charges	(518)	(1,060)
Increase (decrease)	57,272	(78,906)
Net increase (decrease)	66,032	46,369
Net assets, beginning	605,247	558,878
Net assets, ending	$671,279	$605,247

Units sold	229,187	249,117
Units redeemed	(208,760)	(288,967)
Net increase (decrease)	20,427	(39,850)
Units outstanding, beginning	262,867	302,717
Units outstanding, ending	283,294	262,867

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,363,875
Cost of units redeemed/account charges	(3,162,333)
Net investment income (loss)	(45,447)
Net realized gain (loss)	162,237
Realized gain distributions	256,795
Net change in unrealized appreciation (depreciation)	96,152
Net assets	$671,279

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.37	283	$671	1.25%	2.9%	12/31/2020	$2.42	0	$0	1.00%	3.2%	12/31/2020	$2.47	0	$0	0.75%	3.4%
12/31/2019	2.30	263	605	1.25%	24.7%	12/31/2019	2.35	0	0	1.00%	25.0%	12/31/2019	2.39	0	0	0.75%	25.3%
12/31/2018	1.85	303	559	1.25%	-9.9%	12/31/2018	1.88	0	0	1.00%	-9.7%	12/31/2018	1.91	0	0	0.75%	-9.5%
12/31/2017	2.05	547	1,121	1.25%	9.9%	12/31/2017	2.08	0	0	1.00%	10.1%	12/31/2017	2.11	0	0	0.75%	10.4%
12/31/2016	1.87	652	1,217	1.25%	27.7%	12/31/2016	1.89	0	0	1.00%	28.1%	12/31/2016	1.91	0	0	0.75%	28.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$2.53	0	$0	0.50%	3.7%	12/31/2020	$2.58	0	$0	0.25%	3.9%	12/31/2020	$2.64	0	$0	0.00%	4.2%
12/31/2019	2.44	0	0	0.50%	25.7%	12/31/2019	2.48	0	0	0.25%	26.0%	12/31/2019	2.53	0	0	0.00%	26.3%
12/31/2018	1.94	0	0	0.50%	-9.2%	12/31/2018	1.97	0	0	0.25%	-9.0%	12/31/2018	2.01	0	0	0.00%	-8.8%
12/31/2017	2.14	0	0	0.50%	10.7%	12/31/2017	2.17	0	0	0.25%	11.0%	12/31/2017	2.20	0	0	0.00%	11.3%
12/31/2016	1.93	0	0	0.50%	28.7%	12/31/2016	1.95	0	0	0.25%	29.0%	12/31/2016	1.98	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.3%
2018	0.1%
2017	0.3%
2016	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
USAA Income Stock Fund R6 Class - 06-4NX (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	1.25%	8.8%	12/31/2020	$1.09	0	$0	1.00%	8.9%	12/31/2020	$1.09	0	$0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.09	0	$0	0.50%	9.1%	12/31/2020	$1.09	0	$0	0.25%	9.2%	12/31/2020	$1.09	0	$0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
USAA Intermediate Term Bond Fund R6 Class - 06-4NT (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	1.25%	2.5%	12/31/2020	$1.03	0	$0	1.00%	2.5%	12/31/2020	$1.03	0	$0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	2.7%	12/31/2020	$1.03	0	$0	0.25%	2.8%	12/31/2020	$1.03	0	$0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
USAA International Fund R6 Class - 06-4NW (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	1.25%	11.2%	12/31/2020	$1.11	0	$0	1.00%	11.3%	12/31/2020	$1.11	0	$0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.11	0	$0	0.50%	11.5%	12/31/2020	$1.12	0	$0	0.25%	11.6%	12/31/2020	$1.12	0	$0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	1.25%	12.0%	12/31/2020	$1.12	0	$0	1.00%	12.1%	12/31/2020	$1.12	0	$0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.12	0	$0	0.50%	12.3%	12/31/2020	$1.12	0	$0	0.25%	12.4%	12/31/2020	$1.12	0	$0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	1.25%	13.3%	12/31/2020	$1.13	0	$0	1.00%	13.4%	12/31/2020	$1.13	0	$0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.13	0	$0	0.50%	13.5%	12/31/2020	$1.14	0	$0	0.25%	13.5%	12/31/2020	$1.14	0	$0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Voya Interm Bond R6 Retirement Class - 06-4NR (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	1.2%	12/31/2020	$1.01	0	$0	1.00%	1.4%	12/31/2020	$1.01	0	$0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	0	$0	0.50%	1.6%	12/31/2020	$1.02	0	$0	0.25%	1.7%	12/31/2020	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo International Equity Fund R6 Class - 06-3J7 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.01	0	$0	1.25%	3.6%	12/31/2020	$1.02	0	$0	1.00%	3.8%	12/31/2020	$1.03	0	$0	0.75%	4.1%
12/31/2019	0.98	0	0	1.25%	14.0%	12/31/2019	0.98	0	0	1.00%	14.2%	12/31/2019	0.99	0	0	0.75%	14.5%
12/31/2018	0.86	0	0	1.25%	-14.1%	12/31/2018	0.86	0	0	1.00%	-14.0%	12/31/2018	0.86	0	0	0.75%	-14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	4.3%	12/31/2020	$1.04	0	$0	0.25%	4.6%	12/31/2020	$1.04	0	$0	0.00%	4.9%
12/31/2019	0.99	0	0	0.50%	14.8%	12/31/2019	0.99	0	0	0.25%	15.1%	12/31/2019	0.99	0	0	0.00%	15.4%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$837,332	$714,052	21,755
Receivables: investments sold	-
Payables: investments purchased	(45,429)
Net assets	$791,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$791,903	779,233	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$791,903	779,233

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$5,756
Mortality & expense charges	(8,183)
Net investment income (loss)	(2,427)

Gain (loss) on investments:
Net realized gain (loss)	(24,944)
Realized gain distributions	241
Net change in unrealized appreciation (depreciation)	87,726
Net gain (loss)	63,023

Increase (decrease) in net assets from operations	$60,596

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,427)	$3,420
Net realized gain (loss)	(24,944)	2,934
Realized gain distributions	241	3,516
Net change in unrealized appreciation (depreciation)	87,726	35,554

Increase (decrease) in net assets from operations	60,596	45,424

Contract owner transactions:
Proceeds from units sold	683,876	441,219
Cost of units redeemed	(388,389)	(46,480)
Account charges	(2,985)	(1,358)
Increase (decrease)	292,502	393,381
Net increase (decrease)	353,098	438,805
Net assets, beginning	438,805	-
Net assets, ending	$791,903	$438,805

Units sold	817,567	482,552
Units redeemed	(471,432)	(49,454)
Net increase (decrease)	346,135	433,098
Units outstanding, beginning	433,098	-
Units outstanding, ending	779,233	433,098

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,125,095
Cost of units redeemed/account charges	(439,212)
Net investment income (loss)	993
Net realized gain (loss)	(22,010)
Realized gain distributions	3,757
Net change in unrealized appreciation (depreciation)	123,280
Net assets	$791,903

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.02	779	$792	1.25%	0.3%	12/31/2020	$1.02	0	$0	1.00%	0.6%	12/31/2020	$1.03	0	$0	0.75%	0.8%
12/31/2019	1.01	433	439	1.25%	27.0%	12/31/2019	1.02	0	0	1.00%	27.3%	12/31/2019	1.02	0	0	0.75%	27.6%
12/31/2018	0.80	0	0	1.25%	-20.2%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.03	0	$0	0.50%	1.1%	12/31/2020	$1.04	0	$0	0.25%	1.3%	12/31/2020	$1.05	0	$0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	28.0%	12/31/2019	1.03	0	0	0.25%	28.3%	12/31/2019	1.03	0	0	0.00%	28.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	2.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,478,937	$1,930,937	57,224
Receivables: investments sold	-
Payables: investments purchased	(550)
Net assets	$2,478,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,478,387	2,155,382	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$2,478,387	2,155,382

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$18,380
Mortality & expense charges	(21,669)
Net investment income (loss)	(3,289)

Gain (loss) on investments:
Net realized gain (loss)	(28,503)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	527,700
Net gain (loss)	499,197

Increase (decrease) in net assets from operations	$495,908

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,289)	$3,306
Net realized gain (loss)	(28,503)	4,047
Realized gain distributions	-	21,590
Net change in unrealized appreciation (depreciation)	527,700	20,300

Increase (decrease) in net assets from operations	495,908	49,243

Contract owner transactions:
Proceeds from units sold	3,056,113	693,186
Cost of units redeemed	(1,752,950)	(62,440)
Account charges	(581)	(92)
Increase (decrease)	1,302,582	630,654
Net increase (decrease)	1,798,490	679,897
Net assets, beginning	679,897	-
Net assets, ending	$2,478,387	$679,897

Units sold	3,491,620	662,340
Units redeemed	(1,939,826)	(58,752)
Net increase (decrease)	1,551,794	603,588
Units outstanding, beginning	603,588	-
Units outstanding, ending	2,155,382	603,588

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,749,299
Cost of units redeemed/account charges	(1,816,063)
Net investment income (loss)	17
Net realized gain (loss)	(24,456)
Realized gain distributions	21,590
Net change in unrealized appreciation (depreciation)	548,000
Net assets	$2,478,387

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.15	2,155	$2,478	1.25%	2.1%	12/31/2020	$1.16	0	$0	1.00%	2.3%	12/31/2020	$1.16	0	$0	0.75%	2.6%
12/31/2019	1.13	604	680	1.25%	34.0%	12/31/2019	1.13	0	0	1.00%	34.3%	12/31/2019	1.13	0	0	0.75%	34.7%
12/31/2018	0.84	0	0	1.25%	-15.9%	12/31/2018	0.84	0	0	1.00%	-15.9%	12/31/2018	0.84	0	0	0.75%	-15.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.17	0	$0	0.50%	2.8%	12/31/2020	$1.18	0	$0	0.25%	3.1%	12/31/2020	$1.18	0	$0	0.00%	3.4%
12/31/2019	1.14	0	0	0.50%	35.0%	12/31/2019	1.14	0	0	0.25%	35.3%	12/31/2019	1.14	0	0	0.00%	35.7%
12/31/2018	0.84	0	0	0.50%	-15.8%	12/31/2018	0.84	0	0	0.25%	-15.7%	12/31/2018	0.84	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(907)
Net investment income (loss)	(907)

Gain (loss) on investments:
Net realized gain (loss)	(11,777)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,745
Net gain (loss)	(6,032)

Increase (decrease) in net assets from operations	$(6,939)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(907)	$(927)
Net realized gain (loss)	(11,777)	-
Realized gain distributions	-	10,891
Net change in unrealized appreciation (depreciation)	5,745	(5,745)

Increase (decrease) in net assets from operations	(6,939)	4,219

Contract owner transactions:
Proceeds from units sold	7,912	161,004
Cost of units redeemed	(166,192)	-
Account charges	(1)	(3)
Increase (decrease)	(158,281)	161,001
Net increase (decrease)	(165,220)	165,220
Net assets, beginning	165,220	-
Net assets, ending	$-	$165,220

Units sold	7,736	147,046
Units redeemed	(154,780)	(2)
Net increase (decrease)	(147,044)	147,044
Units outstanding, beginning	147,044	-
Units outstanding, ending	-	147,044

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$168,916
Cost of units redeemed/account charges	(166,196)
Net investment income (loss)	(1,834)
Net realized gain (loss)	(11,777)
Realized gain distributions	10,891
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.47	0	$0	1.25%	30.7%	12/31/2020	$1.48	0	$0	1.00%	31.0%	12/31/2020	$1.48	0	$0	0.75%	31.4%
12/31/2019	1.12	147	165	1.25%	12.4%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$1.49	0	$0	0.50%	31.7%	12/31/2020	$1.50	0	$0	0.25%	32.0%	12/31/2020	$1.50	0	$0	0.00%	32.4%
12/31/2019	1.13	0	0	0.50%	13.1%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families

AB	Federated	North Square
Alger	Fidelity	Northern Trust
Allianz	First Eagle	Nuveen
American Beacon	Franklin Templeton	Oakmark
American Century	Frost	Parnassus
American Funds	Goldman Sachs	Pax World
AMG	GuideStone	Payden
AQR	Harbor	Pimco
Ariel	Hartford	Pioneer
Auxier	Invesco	Principal Funds
Ave Maria	Ivy Funds	Prudential
Baird	Janus	Putnam Investments
Baron Capital	John Hancock	Russell
BlackRock	JP Morgan	State Street
BMO Funds	Knights of Columbus	T. Rowe Price
BNY Mellon	Legg Mason	Thornburg
Calvert	Lord Abbett	TIAA-CREF
Cohen & Steers	Mainstay	Timothy Plan
Columbia	Manning & Napier	Touchstone
CRM	Metropolitan West	Vanguard
Crossmark	MFS	Victory
Delaware	Monteagle	Virtus
Deutsche	Nationwide	Voya
DFA	Natixis	Wells Fargo
Diamond Hill	Neuberger Berman	William Blair

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2020. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2020.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

For the year ending December 31, 2020, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2020, and the financial highlights for 2020 have not been audited.

Subaccount
Ariel International Fund Investor Class - 06-CKV
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714
ClearBridge Aggressive Growth Fund FI Class - 06-711
ClearBridge International Value Fund IS Class - 06-GJT
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR
Franklin Strategic Income Fund A Class - 06-821
Ivy Balanced Fund Y Class - 06-010
Ivy Science and Technology Fund R Class - 06-CGT
Ivy Science and Technology Fund Y Class - 06-CGV
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class - 06-3HP
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK
MainStay Large Cap Growth Fund R6 Class - 06-3HY

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Subaccount
MFS Emerging Markets Debt Fund R3 Class - 06-014
Nuveen International Growth Fund A Class - 06-CNM
Nuveen Small Cap Select Fund R3 Class - 06-241
Pioneer Mid Cap Value Fund Y Class - 06-831
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR
Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV
Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY
Templeton Foreign Fund Advisor Class - 06-CNG

For the year ending December 31, 2019, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2019, and the financial highlights for 2019, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
AllianzGI Small-Cap Fund R6 Class - 06-3YT
American Century Equity Growth Fund Investor Class - 06-048
American Funds Global Balanced Fund R6 Class - 06-3M9
American Funds The Income Fund of America R4 Class - 06-3MN
Baron Emerging Markets Fund R6 Class - 06-3J9
BlackRock Inflation Protected Bond Fund K Class - 06-3N3
BlackRock LifePath Index 2025 Fund K Class - 06-CVM
BlackRock LifePath Index 2030 Fund K Class - 06-CVN
BlackRock LifePath Index 2035 Fund K Class - 06-CVP
BlackRock LifePath Index 2040 Fund K Class - 06-CVR
BlackRock LifePath Index 2045 Fund K Class - 06-CVT
BlackRock LifePath Index 2050 Fund K Class - 06-CVV
BlackRock LifePath Index 2055 Fund K Class - 06-CVW
BlackRock LifePath Index 2060 Fund K Class - 06-CVX
BlackRock LifePath Index Retirement Fund K Class - 06-CVY
BMO TCH Core Plus Bond Fund I Class - 06-33G
BNY Mellon Natural Resources Fund Y Class - 06-39Y
ClearBridge Appreciation Fund R Class - 06-717
Columbia Dividend Income I3 Class - 06-4FK
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV
Fidelity Advisor Freedom Blend 2015 Fund Z6 Class - 06-46H
Fidelity Advisor Freedom Blend 2020 Fund Z6 Class - 06-43N
Fidelity Advisor Freedom Blend 2025 Fund Z6 Class - 06-43P
Fidelity Advisor Freedom Blend 2030 Fund Z6 Class - 06-43R
Fidelity Advisor Freedom Blend 2035 Fund Z6 Class - 06-43T
Fidelity Advisor Freedom Blend 2040 Fund Z6 Class - 06-43V
Fidelity Advisor Freedom Blend 2045 Fund Z6 Class - 06-43W
Fidelity Advisor Freedom Blend 2050 Fund Z6 Class - 06-43X
Fidelity Advisor Freedom Blend 2055 Fund Z6 Class - 06-43Y
Fidelity Advisor Freedom Blend 2060 Fund Z6 Class - 06-44C
Fidelity Emerging Markets Index Fund - 06-3WN
Fidelity Extended Market Index Fund - 06-3WJ
Fidelity Freedom Index 2030 Fund Investor Class - 06-4C9
Fidelity Freedom Index 2040 Fund Investor Class - 06-4CF
Fidelity Freedom Index 2045 Fund Investor Class - 06-4CG
Fidelity Freedom Index 2050 Fund Investor Class - 06-4CH
Fidelity Freedom Index 2055 Fund Investor Class - 06-4CJ
Fidelity Freedom Index 2060 Fund Investor Class - 06-4CK
Fidelity Inflation-Protected Bond Index Fund - 06-3WK
Fidelity Real Estate Index Fund - 06-3WP
First Eagle Global Fund R6 Class - 06-3VC
Franklin DynaTech Fund R6 Class - 06-3RY
Franklin Income Fund R6 Class - 06-GKR
Franklin International Growth Fund R6 Class - 06-3T4
Franklin Small Cap Growth Fund R6 Class - 06-3T9
Franklin Strategic Income Fund Advisor Class - 06-CNF
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG
Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Subaccount
Invesco American Value Fund A Class - 06-070
Invesco Corporate Bond Fund R6 Class - 06-3W4
Invesco Disc MidCapGr R6 Class - 06-3F3
iShares MSCI EAFE International Index Fund K Class - 06-3VK
iShares Russell 1000LgCp Idx K Class - 06-46P
iShares Russell Mid-Cap Index Fund K Class - 06-3GM
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN
JPMorgan SmartRetire 2045 R6 Class - 06-46Y
Lord Abbett Bond Debenture R6 Class - 06-4F6
Lord Abbett Total Return Fund R6 Class - 06-3RJ
MFS Core Equity Fund R6 Class - 06-3W7
MFS International Growth Fund R6 Class - 06-49X
MFS Total Return Bond Fund R6 Class - 06-3TH
MFS Total Return Fund R6 Class - 06-3JR
PGIM Global Real Estate Fund R2 Class - 06-3FN
PGIM Global Total Return Fund R6 Class - 06-3XW
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH
Pioneer Classic Balanced Fund N Class - 06-3WW
Principal Global Real Estate Securities Fund R6 Class - 06-3JP
Principal Real Estate Securities Fund R6 Class - 06-3CP
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT
Putnam Growth Opportunities Fund Y Class - 06-899
Putnam Sustainable Leaders Fund R6 Class - 06-3XG
T. Rowe Price Dividend Growth Fund I Class - 06-3W9
T. Rowe Price New Horizons Fund IS Class - 06-3XK
The Hartford Balanced Income Fund R6 Class - 06-3P9
The Hartford Dividend and Growth Fund R6 Class - 06-3NY
The Hartford Total Return Bond Fund R6 Class - 06-3P6
Thornburg International Value Fund R6 Class - 06-GPF
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH
TRowe Price Global Alloc I Class - 06-47W
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 —                                      Unadjusted quoted prices in active markets for identical assets.

Level 2 —                                      Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —                                      Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2020, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,051,003,475	$—	$—	$6,051,003,475

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2020, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred.  Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2020 and 2019, were $5,839,118 and $5,520,423, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal.  However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase.  The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%.  The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract.  The charges incurred during the years ended December 31, 2020 and 2019, were $14,837 and $11,001, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL.  The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2020 and 2019, were  $62,954,224 and $60,777,741 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2020, by each subaccount, are shown below.  Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

Fund Name	Purchases	Sales
AB Core Opportunities Fund R Class - 06-148	$54,578	$189,700
AB Discovery Growth Fund R Class - 06-144	81,329	266,780
AB Discovery Growth Fund Z Class - 06-GKC	1,046	3,746
AB Discovery Value Fund R Class - 06-149	55,021	256,429
AB Discovery Value Fund Z Class - 06-GKF	19,471	421,899
AB Global Bond Fund Z Class - 06-3GC	53,935	483
AB High Income Fund Advisor Class - 06-005	195,218	786,753
AB High Income Fund R Class - 06-006	17,242	14,605
AB International Value Fund R Class - 06-153	11,550	23,797
AB Large Cap Growth Fund Advisor Class - 06-3YR	12,551,945	8,507,204
AB Large Cap Growth Fund Z Class - 06-3FY	2,203,021	1,357,005
AB Small Cap Growth Fund R Class - 06-146	2,196,619	1,133,092
AB Small Cap Growth Portfolio Z Class - 06-GKG	534,851	277,010
AB Sustainable International Thematic Fund R Class - 06-147	32	130,118
AB Value Fund R Class - 06-151	8,970	54,186
Alger Balanced Portfolio I-2 Class - 06-505	29,703	190,859
Alger Capital Appreciation Fund Z Class - 06-CPH	394,448	687,398
Alger Capital Appreciation Institutional Fund I Class - 06-194	7,221,635	7,096,178
Alger Capital Appreciation Institutional Fund R Class - 06-196	2,260,377	3,517,089
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	230,128	385,286
Alger Capital Appreciation Portfolio I-2 Class - 06-510	6,988,693	17,942,027
Alger Large Cap Growth Portfolio I-2 Class - 06-500	1,337,304	4,961,387
Alger Small Cap Focus Fund Y Class - 06-3GY	714,187	92,072
Alger Small Cap Focus Fund Z Class - 06-3MP	21,359	13,624
Alger Small Cap Growth Institutional Fund I Class - 06-197	111,002	552,299
Alger Small Cap Growth Institutional Fund R Class - 06-198	33,563	1,221
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202	1,097	13,418
AllianzGI NFJ Dividend Value Fund R Class - 06-203	35,750	143,832
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765	89,054	217,210
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695	52,552	256,746
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231	374,892	875,288
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700	183,582	994,144
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ	259,403	211,102
AllianzGI Small-Cap Fund R6 Class - 06-3YT	3,651	3,297
American Beacon International Equity Fund Investor Class - 06-33X	350	8,328
American Beacon International Equity Fund R6 Class - 06-33Y	227,354	880,757
American Beacon Small Cap Value Fund R6 Class - 06-34C	193,547	161,836
American Century Disc Core Value Fund Investor Class - 06-460	2,775,007	4,226,544
American Century Disciplined Growth Fund A Class - 06-697	500	27
American Century Disciplined Growth Fund Investor Class - 06-694	127,354	1,402,140
American Century Diversified Bond Fund A Class - 06-722	184,128	30,310
American Century Diversified Bond Fund Investor Class - 06-721	499	5
American Century Emerging Markets Fund A Class - 06-204	35,503	29,626
American Century Emerging Markets Fund Investor Class - 06-206	1,316,548	5,496,088
American Century Emerging Markets Fund R6 Class - 06-CPK	269,963	284,284
American Century Equity Growth Fund A Class - 06-175	661,938	395,584
American Century Equity Growth Fund Investor Class - 06-048	69,833	26
American Century Equity Income Fund A Class - 06-285	724,049	1,556,269
American Century Equity Income Fund Investor Class - 06-475	470,139	1,548,612
American Century Equity Income Fund R6 Class - 06-CPM	1,292,142	673,889
American Century Ginnie Mae A Class - 06-435	1,116,254	1,319,357
American Century Growth Fund A Class - 06-445	223,876	1,030,271
American Century Growth Fund R6 Class - 06-CPN	13,319	2,186
American Century Heritage Fund A Class - 06-290	299,234	1,398,082
American Century Heritage Fund Investor Class - 06-046	215,535	397,279
American Century Heritage Fund R6 Class - 06-CPP	539,998	276,060
American Century Inflation-Adjusted Bond Fund A Class - 06-185	535,440	1,321,475
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	2,466	451
American Century International Bond A Class - 06-421	539	21
American Century International Bond Investor Class - 06-422	—	3
American Century International Growth A Class - 06-325	20,636	50,281
American Century International Growth Investor Class - 06-420	78,608	157,559
American Century International Opportunities Fund A Class - 06-3VH	3,883	4,955
American Century Large Company Value A Class - 06-355	54,861	345,346
American Century Mid Cap Value Fund A Class - 06-395	$756,133	$1,558,478

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Mid Cap Value Fund Investor Class - 06-396	$5,561,873	$13,851,659
American Century Mid Cap Value Fund R6 Class - 06-CRJ	4,858,889	3,757,274
American Century One Choice 2025 Portfolio A Class - 06-403	2,047,228	7,699,685
American Century One Choice 2025 Portfolio Investor Class - 06-413	5,912,990	10,001,059
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	5,315,703	2,332,621
American Century One Choice 2030 Portfolio A Class - 06-404	1,926,315	8,864,009
American Century One Choice 2030 Portfolio Investor Class - 06-414	5,095,546	10,362,610
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	7,467,174	1,405,828
American Century One Choice 2035 Portfolio A Class - 06-406	2,365,072	7,072,355
American Century One Choice 2035 Portfolio Investor Class - 06-416	5,651,892	8,155,850
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	6,285,120	1,871,687
American Century One Choice 2040 Portfolio A Class - 06-407	2,201,722	6,829,399
American Century One Choice 2040 Portfolio Investor Class - 06-417	4,852,200	7,552,007
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	6,349,123	1,055,225
American Century One Choice 2045 Portfolio A Class - 06-408	2,235,587	6,228,754
American Century One Choice 2045 Portfolio Investor Class - 06-418	4,358,419	6,988,762
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	4,920,225	1,018,370
American Century One Choice 2050 Portfolio A Class - 06-409	2,016,602	4,670,230
American Century One Choice 2050 Portfolio Investor Class - 06-419	3,987,276	5,244,541
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	3,648,414	988,474
American Century One Choice 2055 Portfolio A Class - 06-437	1,570,825	3,359,534
American Century One Choice 2055 Portfolio Investor Class - 06-436	3,357,116	4,056,613
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	2,943,785	417,676
American Century One Choice 2060 Portfolio A Class - 06-CKR	998,769	627,881
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	2,137,612	1,229,427
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	782,512	147,829
American Century One Choice In Retirement Portfolio A Class - 06-426	43,754,843	33,815,201
American Century One Choice In Retirement Portfolio Investor Class - 06-427	43,787,436	16,300,624
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	12,737,823	1,782,914
American Century Real Estate Fund A Class - 06-380	100,799	190,899
American Century Real Estate Fund Investor Class - 06-269	109,150	272,416
American Century Real Estate Fund R6 Class - 06-CRK	83,915	139,556
American Century Select A Class - 06-240	3,261	33,229
American Century Select Investor Class - 06-440	19,046	158,839
American Century Small Cap Growth A Class - 06-200	332,784	528,503
American Century Small Cap Value Fund A Class - 06-390	206,431	223,929
American Century Small Cap Value Fund Investor Class - 06-470	509,212	1,628,123
American Century Small Cap Value Fund R6 Class - 06-CRM	1,929,351	1,071,680
American Century Small Company A Class - 06-385	17,879	14,850
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	645,394	2,479,353
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	1,144,587	3,024,252
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	102,044	611,527
American Century Strategic Allocation: Conservative Fund A Class - 06-405	147,010	1,097,792
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	218,115	483,890
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	180,559	388,693
American Century Strategic Allocation: Moderate Fund A Class - 06-415	792,673	3,837,869
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	1,056,058	2,744,492
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	257,080	220,941
American Century Ultra Fund A Class - 06-430	582,891	437,063
American Century Ultra Fund Investor Class - 06-450	711,181	908,561
American Century Ultra Fund R6 Class - 06-CRT	663,247	133,273
American Century Value A Class - 06-698	1,653	34,692
American Century Value Investor Class - 06-696	10,418	19,967
American Century VP Capital Appreciation Fund I Class - 06-410	476,939	1,383,854
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	213,131	914,654
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	174,420	322,911
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	2,038,770	1,161,911
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	$170,232	$1,276,083

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	$288,111	$277,674
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	4,043,997	2,803,218
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	1,026,586	2,008,027
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	1,014,720	4,256,096
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	10,649,142	8,383,449
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	2,087,395	2,510,376
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	2,736,105	6,126,128
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	13,359,987	5,428,346
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	1,683,857	1,905,204
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	3,132,135	4,165,257
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	23,273,560	11,461,200
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	1,551,192	1,469,030
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	3,099,388	3,271,536
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	12,885,843	4,730,143
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	1,555,049	922,697
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,582,172	2,805,084
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	9,713,147	3,665,229
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	1,268,341	1,100,787
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	2,343,093	2,140,945
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	10,732,749	3,839,384
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	1,326,229	879,846
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,236,504	914,505
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	6,794,816	2,237,390
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,332,912	590,700
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	1,620,458	801,144
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	4,882,473	2,080,006
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	746,783	261,870
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	2,578,417	2,323,899
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	2,141,814	619,184
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	184	—
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	202	—
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	295,069	400
American Funds AMCAP Fund R3 Class - 06-182	218,869	1,370,654
American Funds AMCAP Fund R4 Class - 06-207	567,200	10,202,006
American Funds AMCAP Fund R6 Class - 06-CTN	841,353	6,403,448
American Funds American Balanced Fund R3 Class - 06-447	3,147,586	4,103,902
American Funds American Balanced Fund R4 Class - 06-446	7,593,599	11,661,142
American Funds American Balanced Fund R6 Class - 06-CTP	29,673,629	20,972,150
American Funds American High Income Trust R3 Class - 06-184	178,511	217,153
American Funds American High Income Trust R4 Class - 06-208	413,546	96,322
American Funds American High-Income Trust R6 Class - 06-3MC	19,063	991
American Funds American Mutual Fund R4 Class - 06-3MK	39,077	33,437
American Funds American Mutual Fund R6 Class - 06-3M3	1,092,872	543,450
American Funds Capital Income Builder R6 Class - 06-3M6	68,598	1,157
American Funds Capital World Bond Fund R6 Class - 06-GFN	157,966	51,734
American Funds Capital World Growth and Income Fund R3 Class - 06-183	419,618	2,285,933
American Funds Capital World Growth and Income Fund R4 Class - 06-211	2,353,553	10,341,393
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	2,444,577	2,471,683
American Funds EuroPacific Growth Fund R3 Class - 06-181	1,150,869	3,904,826
American Funds EuroPacific Growth Fund R4 Class - 06-212	9,511,964	19,458,241
American Funds EuroPacific Growth Fund R5 Class - 06-296	681	267
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	10,376,476	10,991,542
American Funds Fundamental Investors R3 Class - 06-213	868,058	2,285,762
American Funds Fundamental Investors R4 Class - 06-214	1,422,416	2,765,491
American Funds Fundamental Investors R6 Class - 06-CTV	2,137,689	2,504,610
American Funds Global Balanced Fund R6 Class - 06-3M9	434	3
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	588,328	276,486
American Funds Intermediate Bond Fund of America R3 Class - 06-186	31,020	232,041
American Funds Intermediate Bond Fund of America R4 Class - 06-209	191,499	31,399
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	$51,967	$23,543

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds Investment Company of America R6 Class - 06-3GH	$189,919	$19,983
American Funds New Perspective Fund R3 Class - 06-502	533,635	1,803,570
American Funds New Perspective Fund R4 Class - 06-503	6,804,583	4,251,130
American Funds New Perspective Fund R6 Class - 06-CTW	10,048,765	5,067,754
American Funds New World Fund R3 Class - 06-691	189,605	227,263
American Funds New World Fund R4 Class - 06-689	3,212,647	7,630,633
American Funds New World Fund R6 Class - 06-CTX	2,094,082	3,434,929
American Funds SMALLCAP World Fund R3 Class - 06-333	185,743	383,010
American Funds SMALLCAP World Fund R4 Class - 06-332	930,471	1,262,519
American Funds SMALLCAP World Fund R6 Class - 06-CTY	592,754	2,913,576
American Funds The Bond Fund of America R6 Class - 06-39V	648,803	211,805
American Funds The Growth Fund of America R3 Class - 06-179	1,835,503	6,439,389
American Funds The Growth Fund of America R4 Class - 06-216	3,091,360	6,620,274
American Funds The Growth Fund of America R6 Class - 06-CVC	7,878,211	11,158,143
American Funds The Income Fund of America R4 Class - 06-3MN	137,943	1,043
American Funds The Income Fund of America R6 Class - 06-3M7	11,561	238
American Funds The New Economy Fund R6 Class - 06-3KY	85,871	1,484
American Funds Washington Mutual Investors Fund R3 Class - 06-449	1,324,840	3,678,797
American Funds Washington Mutual Investors Fund R4 Class - 06-448	4,031,745	15,869,764
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	7,238,342	4,880,913
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846	217	618
AMG Managers Cadence Mid Cap Fund Service Class - 06-199	140	3,721
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	600	3,520
AQR Emerging Multi-Style Fund N Class - 06-AAA	353	5
AQR Large Cap Multi-Style Fund N Class - 06-CCC	5,949	4,192
Ariel Appreciation Fund Investor Class - 06-335	14,604	28,188
Ariel Fund Investor Class - 06-330	18,836	410,818
Ave Maria Growth Fund - 06-082	48,914	2,636
Ave Maria Rising Dividend Fund - 06-084	25,518	51,045
Ave Maria Value Fund - 06-081	11,829	363
Ave Maria World Equity Fund - 06-085	26,254	274
Baron Emerging Markets Fund R6 Class - 06-3J9	8,899	13
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	414,060	331,956
BlackRock Equity Dividend Fund Institutional Class - 06-587	37,362	505,101
BlackRock Equity Dividend Fund K Class - 06-FRW	55,458	83,976
BlackRock Global Allocation Fund Institutional Class - 06-528	206,361	353,159
BlackRock Global Allocation Fund K Class - 06-FRX	439,049	352,418
BlackRock Global Allocation Fund R Class - 06-527	385,534	347,318
BlackRock Global Dividend Portfolio K Class - 06-CVH	2,039	12,017
BlackRock GNMA Portfolio Service Class - 06-588	112,769	640,396
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	940,678	474,903
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	256,770	112,316
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	189,197	126,627
BlackRock High Yield Bond Portfolio K Class - 06-33K	371,246	331,824
BlackRock High Yield Bond Portfolio R Class - 06-CHR	7,097	3,235
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	5,458	30,340
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	12,781	4,105
BlackRock LifePath Index 2025 Fund K Class - 06-CVM	2,042,683	355,844
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	1,269,625	232,497
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	707,900	378,369
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	2,071,322	704,173
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	598,109	255,623
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	428,718	127,716
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	648,918	209,902
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	142,987	55,233
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	318	—
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	1,545,677	809,580
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	898,836	185,016
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	5,438,340	2,618,190
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	$422,343	$144,944

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock Multi-Asset Income Fund A Class - 06-FRY	$1,722,526	$1,176,261
BlackRock Multi-Asset Income Fund K Class - 06-FTF	61,795	39,423
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	2,679,331	1,482,758
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	135,845	157,897
BlackRock Total Return Fund A Class - 06-093	12,807	17,562
BlackRock Total Return Fund K Class - 06-CWC	3,647,786	1,341,328
BlackRock Total Return Fund R Class - 06-901	73,910	62,061
BMO Aggressive Allocation Fund R6 Class - 06-FNH	202,433	307,310
BMO Balanced Allocation Fund R6 Class - 06-FNJ	89,823	297,583
BMO Conservative Allocation Fund R6 Class - 06-FNK	40,702	2,855
BMO Growth Allocation Fund R6 Class - 06-FNM	14,680	4,152
BMO Large-Cap Growth Fund R6 Class - 06-33F	15,032	6,134
BMO Large-Cap Growth Fund Y Class - 06-33H	21,497	212,021
BMO Mid-Cap Growth Fund A Class - 06-FRG	9,809	257,582
BMO Mid-Cap Value Fund A Class - 06-FRF	29,326	118,009
BMO Moderate Allocation Fund R6 Class - 06-FNN	93,522	88,473
BMO Small-Cap Growth Fund A Class - 06-FRH	41,785	441,461
BMO TCH Core Plus Bond Fund I Class - 06-33G	814,644	249,739
BMO TCH Core Plus Bond Fund Y Class - 06-33J	448,430	156,410
BNY Mellon Natural Resources Fund I Class - 06-CCY	322,352	219,991
BNY Mellon Natural Resources Fund Y Class - 06-39Y	268,413	23,558
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	29,882	358,237
Calvert Equity Portfolio A Class - 06-345	572,901	993,457
Calvert Income Fund A Class - 06-340	167,422	83,816
Calvert Small Cap Fund A Class - 06-516	258,069	84,040
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	142,789	28,748
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	446,246	1,349,447
ClearBridge Aggressive Growth Fund R Class - 06-716	242	10,354
ClearBridge Appreciation Fund FI Class - 06-712	112,945	808,920
ClearBridge Appreciation Fund IS Class - 06-3G6	719,213	615,147
ClearBridge Appreciation Fund R Class - 06-717	14,773	497
ClearBridge International Growth Fund IS Class - 06-3XJ	49,688	22,902
ClearBridge Large Cap Growth Fund A Class - 06-GJV	4,615	1,650
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	3,662,114	2,436,149
ClearBridge Large Cap Growth Fund R Class - 06-GJX	97,398	287,095
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	408,446	101,388
Columbia Acorn International Fund A Class - 06-693	8,079	4,266
Columbia Acorn International Fund Advisor Class - 06-863	402	27
Columbia Acorn International Fund Institutional Class - 06-692	477	3,944
Columbia Contrarian Core Fund A Class - 06-902	89,288	454,899
Columbia Contrarian Core Fund Advisor Class - 06-095	1,160	18,209
Columbia Dividend Income Fund A Class - 06-903	139,822	50,912
Columbia Dividend Income Fund Advisor Class - 06-096	451,614	344,096
Columbia Dividend Income I3 Class - 06-4FK	1,978	6
Columbia Emerging Markets Bond Fund A Class - 06-438	2,080	2,599
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	67,546	52,536
Columbia Mid Cap Index Fund A Class - 06-334	10,250,580	15,564,267
Columbia Overseas Value Fund A Class - 06-FTM	46,766	2,187
Columbia Overseas Value Fund Advisor Class - 06-FTN	3,424,712	5,919,829
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	314,831	384,608
Columbia Quality Income Fund A Class - 06-914	25,770	147,534
Columbia Quality Income Fund Advisor Class - 06-947	451,475	566,444
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	349,403	1,112,264
Columbia Select Glbl Equity Advisor Class - 06-4NM	6,750	421
Columbia Select Large Cap Value Fund A Class - 06-912	886	313
Columbia Select Large Cap Value Fund Advisor Class - 06-099	12,005	19,516
Columbia Select Mid Cap Value Fund A Class - 06-911	4,743	98,419
Columbia Select Mid Cap Value Fund Advisor Class - 06-098	87,519	51,486
Columbia Select Small Cap Value Fund A Class - 06-913	36,657	69,468
Columbia Seligman Communications and Information Fund A Class - 06-441	$422,340	$759,195

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Seligman Communications and Information Fund Advisor Class - 06-869	$370,256	$879,557
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR	349,102	447,134
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443	8,985	23,465
Columbia Small Cap Index Fund A Class - 06-336	5,020,714	9,092,251
CRM Mid Cap Value Investor Class - 06-551	83,485	950
Crossmark Steward Global Equity Income Fund A Class - 06-029	260,175	80,553
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	54,992	275
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	79,752	38,460
Delaware Emerging Markets Fund R6 Class - 06-3YK	3,647	728
Delaware Small Cap Core Fund R6 Class - 06-3GP	27,826	8,112
Delaware Small Cap Value Fund R6 Class - 06-3CN	41,714	35,300
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	187,398	77,691
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9	216,828	172,568
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	906,094	593,452
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	5,777	717
DFA Emerging Markets Value R2 Class - 06-988	7,964	5,601
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	57	4,598
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	1,468	176
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991	23,149	126,290
DFA Global Equity Portfolio Institutional Class - 06-CWN	1,534,246	3,081,206
DFA Global Equity Portfolio R2 Class - 06-992	353,661	4,066,559
DFA Global Real Estate Securities Portfolio - 06-3CW	171,842	98,593
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	561,738	220,350
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	3,168	7
DFA International Core Equity Portfolio Institutional Class - 06-CWP	885,598	2,722,692
DFA International Small Company Portfolio Institutional Class - 06-CWR	109,460	59,514
DFA International Sustainability Core 1 Portfolio - 06-3C7	31,138	17,239
DFA International Value R2 Class - 06-993	16,608	21,703
DFA Investment Grade Portfolio Institutional Class - 06-CWT	233,305	1,322,667
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	2,298,781	1,503,399
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	441,379	388,014
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	301,568	216,578
DFA U.S. Large Company Portfolio - 06-CWX	545,775	371,613
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY	18,456	291,031
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	204,558	227,857
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	208,045	117,941
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	3,530,837	5,023,892
DFA U.S. Targeted Value Portfolio R2 Class - 06-994	858,882	2,148,177
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	617,426	637,089
DWS CROCI U.S. Fund A Class - 06-FNF	13,226	7,384
DWS Emerging Markets Equity Fund A Class - 06-3VN	5,092	62
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	93,439	95,764
DWS Enhanced Commodity Strategy Fund A Class - 06-916	—	36
DWS Enhanced Commodity Strategy Fund S Class - 06-608	—	3
DWS GNMA Fund A Class - 06-FPY	3,103	3,744
DWS GNMA Fund S Class - 06-FRC	19,438	576,032
DWS Mid Cap Value Fund A Class - 06-622	2,106	49,647
DWS Mid Cap Value Fund S Class - 06-632	9,830	101,421
DWS RREEF Real Assets Fund A Class - 06-621	8,545	208,603
DWS RREEF Real Assets Fund S Class - 06-631	335	12,232
DWS RREEF Real Estate Securities Fund A Class - 06-613	136,464	233,362
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	1,605,830	2,442,567
DWS RREEF Real Estate Securities Fund S Class - 06-617	1,538,664	3,579,243
DWS Small Cap Core Fund A Class - 06-GGK	36,178	23,778
DWS Small Cap Core Fund S Class - 06-GGM	302	18,452
Federated High Yield Trust Institutional Class - 06-788	52,348	794,622
Federated High Yield Trust R6 Class - 06-GKM	34,477	48,053
Federated High Yield Trust Service Class - 06-918	28,318	125,541
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	221,182	19,412
Federated International Equity Fund A Class - 06-CHH	$78,779	$82,397

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Federated International Equity Fund IS Class - 06-CHJ	$128,132	$2,480,257
Federated International Leaders Fund A Class - 06-065	33,650	90,186
Federated International Leaders Fund Institutional Class - 06-049	16,954	552,845
Federated Kaufmann Large Cap Fund A Class - 06-066	19,794	36,325
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	210,233	719,586
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	55,256	3,348
Federated MDT All Cap Core Fund A Class - 06-067	5,298	2,282
Federated MDT All Cap Core Fund Institutional Class - 06-051	12,908	8,232
Federated MDT Small Cap Growth Fund A Class - 06-FTW	37,446	141,728
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	74,022	172,174
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	30,630	9,425
Federated MDT SmallCap Core A Class - 06-4FR	51,558	76,837
Federated MDT SmallCap Core Institutional Class - 06-4FT	26,195	194,810
Fidelity 500 Index Fund - 06-3HR	26,404,106	11,450,722
Fidelity Advisor Balanced Fund I Class - 06-FTY	25,462	4,638
Fidelity Advisor Balanced Fund M Class - 06-FVC	2,425	905
Fidelity Advisor Balanced Fund Z Class - 06-FVF	32,204	31,299
Fidelity Advisor Diversified International Fund M Class - 06-280	—	31
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	303,145	144,461
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	3,422	394
Fidelity Advisor Dividend Growth Fund M Class - 06-255	273,440	445,877
Fidelity Advisor Energy Fund I Class - 06-34W	65,397	2,505
Fidelity Advisor Energy Fund M Class - 06-34X	13,713	3,093
Fidelity Advisor Equity Growth Fund M Class - 06-120	744,961	1,033,726
Fidelity Advisor Equity Income Fund M Class - 06-260	158,644	174,024
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	82,742	1,865
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	127,077	783,587
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	34,767	47,850
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	121,484	559,704
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	166,427	357,230
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	410,426	3,382,981
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	286,072	531,466
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	276,620	1,999,075
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	336,366	451,130
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	744,285	3,858,956
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	363,105	301,169
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	362,389	958,043
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	218,076	341,715
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	292,473	2,041,574
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	250,697	490,515
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	252,507	843,088
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	311,801	412,098
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	323,348	808,346
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	421,184	368,824
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	523,644	849,244
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	22,785	41,557
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	522	20
Fidelity Advisor Freedom Blend 2015 Fund Z6 Class - 06-46H	29,588	10,584
Fidelity Advisor Freedom Blend 2020 Fund Z6 Class - 06-43N	376,375	192,320
Fidelity Advisor Freedom Blend 2025 Fund Z6 Class - 06-43P	1,387,712	455,596
Fidelity Advisor Freedom Blend 2030 Fund Z6 Class - 06-43R	1,093,221	578,061
Fidelity Advisor Freedom Blend 2035 Fund Z6 Class - 06-43T	561,210	98,440
Fidelity Advisor Freedom Blend 2040 Fund Z6 Class - 06-43V	361,105	135,202
Fidelity Advisor Freedom Blend 2045 Fund Z6 Class - 06-43W	289,633	61,832
Fidelity Advisor Freedom Blend 2050 Fund Z6 Class - 06-43X	260,495	37,793
Fidelity Advisor Freedom Blend 2055 Fund Z6 Class - 06-43Y	256,971	54,122
Fidelity Advisor Freedom Blend 2060 Fund Z6 Class - 06-44C	123,669	45,211
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	1,867	23,769
Fidelity Advisor Freedom Income Fund M Class - 06-111	47,941	23,223
Fidelity Advisor Growth & Income Fund M Class - 06-265	$139,504	$40,474

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	$1,436,075	$782,350
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	2,856,063	7,732,090
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	1,323,111	722,021
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	24,604	18,459
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	85,968	646,112
Fidelity Advisor New Insights Fund A Class - 06-295	75,490	365,238
Fidelity Advisor New Insights Fund M Class - 06-166	186,686	1,745,206
Fidelity Advisor New Insights Fund Z Class - 06-FVK	15,236	617,469
Fidelity Advisor Real Estate Fund A Class - 06-392	17,303	108,795
Fidelity Advisor Real Estate Fund I Class - 06-047	47,086	287,127
Fidelity Advisor Real Estate Fund M Class - 06-391	18,505	16,295
Fidelity Advisor Small Cap Fund A Class - 06-393	78	11,791
Fidelity Advisor Small Cap Fund M Class - 06-275	260,327	892,322
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	23	52,416
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	87,236	106,322
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	140,395	235,180
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	130,168	123,738
Fidelity Advisor Strategic Income Fund A Class - 06-110	274,232	368,159
Fidelity Advisor Total Bond Fund I Class - 06-027	3,155,283	3,938,240
Fidelity Advisor Total Bond Fund M Class - 06-044	537,173	503,016
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	1,208,533	215,338
Fidelity Advisor Value Fund A Class - 06-322	3,738	566
Fidelity Emerging Markets Index Fund - 06-3WN	157,815	8,371
Fidelity Extended Market Index Fund - 06-3WJ	49,467	2,838
Fidelity Freedom Index 2030 Fund Investor Class - 06-4C9	232,905	1,541
Fidelity Freedom Index 2040 Fund Investor Class - 06-4CF	384	377
Fidelity Freedom Index 2045 Fund Investor Class - 06-4CG	75,032	79,883
Fidelity Freedom Index 2050 Fund Investor Class - 06-4CH	185,784	32,544
Fidelity Freedom Index 2055 Fund Investor Class - 06-4CJ	4,377	14
Fidelity Freedom Index 2060 Fund Investor Class - 06-4CK	24,850	149
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	21,914	47
Fidelity International Index Fund - 06-3HX	2,135,104	785,564
Fidelity Mid Cap Index Fund - 06-3HW	6,737,853	3,161,086
Fidelity Real Estate Index Fund - 06-3WP	456,786	146,149
Fidelity Small Cap Index Fund - 06-3HV	3,654,094	1,658,057
Fidelity Total International Index Fund - 06-3WH	370,552	212,892
Fidelity Total Market Index Fund - 06-3MR	557,760	242,515
Fidelity U.S. Bond Index Fund - 06-3HT	6,687,758	3,302,752
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	783,883	3,019,627
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	7,314,534	18,962,884
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	318,101	2,102,317
Fidelity VIP Growth Portfolio Initial Class - 06-210	3,235,774	15,808,595
Fidelity VIP High Income Portfolio Initial Class - 06-215	776,974	1,011,247
Fidelity VIP Overseas Portfolio Initial Class - 06-220	473,548	1,864,525
First Eagle Global Fund R6 Class - 06-3VC	652,986	368,500
Franklin DynaTech Fund R6 Class - 06-3RY	508,781	114,160
Franklin Growth Fund A Class - 06-819	311,068	756,245
Franklin Growth Fund Advisor Class - 06-CMX	1,025,235	1,574,809
Franklin Growth Fund R Class - 06-818	67,997	295,566
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	1,973	217
Franklin Growth Opportunities Fund R Class - 06-CMW	16,177	46,749
Franklin Growth Series R6 Class - 06-FXP	67,471	157,012
Franklin Income Fund Advisor Class - 06-719	164,889	290,323
Franklin Income Fund R Class - 06-724	64,307	187,600
Franklin Income Fund R6 Class - 06-GKR	196,073	65,676
Franklin International Growth Fund R6 Class - 06-3T4	1,822,976	178,488
Franklin Mutual Global Discovery Fund R Class - 06-726	560	560
Franklin Mutual Global Discovery Fund Z Class - 06-723	278,052	180,476
Franklin Small Cap Growth Fund R6 Class - 06-3T9	233,851	14,700
Franklin Small Cap Value Fund A Class - 06-247	$73,717	$355,993

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Small Cap Value Fund Advisor Class - 06-CMY	$172,765	$71,531
Franklin Small Cap Value Fund R Class - 06-248	73,343	251,306
Franklin Small Cap Value Fund R6 Class - 06-GKT	521,142	142,751
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	7,265	6,556
Franklin Small-Mid Cap Growth Fund R Class - 06-890	372,698	70,191
Franklin Strategic Income Fund Advisor Class - 06-CNF	99	—
Franklin Strategic Income Fund R Class - 06-915	80,187	599,265
Franklin Strategic Income Fund R6 Class - 06-CXH	523,816	311,565
Franklin Utilities Fund Advisor Class - 06-FPC	18,712	162,219
Franklin Utilities Fund R Class - 06-FPN	7,019	12,657
Franklin Utilities Fund R6 Class - 06-FNP	91,602	71,824
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG	12,602	2,199
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	13,291,661	13,993,822
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	443,074	380,546
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	2,636,510	2,577,456
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727	140,957	2,860,538
Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK	75,584	1,543
Goldman Sachs Growth Opportunities Fund Service Class - 06-729	8,918	5,812
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	13,040	764
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	29,654	30,170
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	362,187	1,405,980
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	1,129,196	351,490
Goldman Sachs International Equity Insights Fund Service Class - 06-368	42,803	105,123
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	3,868,386	7,955,077
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	6,450,956	3,700,277
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	2,753,381	3,945,679
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	27,381	1,387,166
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	523,133	585,963
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068	—	4,887
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	136,197	144,116
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	52,874	33,801
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	151,691	328,842
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	3,071,702	8,579,763
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	3,360,171	2,564,262
Goldman Sachs Small Cap Value Fund Service Class - 06-256	2,293,622	3,650,542
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	789,025	1,355,264
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	635,711	840,019
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	21,961	561,355
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	74,189	37,046
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	87,751	294,326
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	5,084	60
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	166	249
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	3,267	537
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX	265	393
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	224	337
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	678	514
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	158	235
Hartford Core Equity Fund R6 Class - 06-3YJ	4,109,910	1,737,822
Hartford Schroders International Stock Fund SDR Class - 06-3NX	473,155	477,964
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	1,064	10,814
Invesco American Franchise Fund A Class - 06-023	1,766	8,129
Invesco American Value Fund A Class - 06-070	969,396	105,602
Invesco American Value Fund Y Class - 06-054	69,571	196,060
Invesco Comstock Fund A Class - 06-771	29,016	97,285
Invesco Comstock Fund R Class - 06-772	57,640	89,033
Invesco Comstock Sel A Class - 06-317	18,058	11,990
Invesco Comstock Sel Y Class - 06-762	9,962	51,694
Invesco Corporate Bond Fund R6 Class - 06-3W4	16,527	100
Invesco Disc Mc Gr Retirement Class - 06-4HH	29,296	32,256
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	$1,412,386	$300,289

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Disc Mid Cap Gr A Class - 06-4H9	$129,691	$13,680
Invesco Disc MidCapGr R6 Class - 06-3F3	111,105	38,281
Invesco Diversified Dividend Fund A Class - 06-816	667,863	1,290,980
Invesco Diversified Dividend Fund Investor Class - 06-817	6,335,281	7,341,098
Invesco Diversified Dividend Fund R6 Class - 06-CXV	1,894,268	2,219,024
Invesco Energy Fund A Class - 06-835	141,353	198,651
Invesco Energy Fund Investor Class - 06-810	55,793	91,732
Invesco Floating Rate ESG Y Class - 06-055	6,892	571
Invesco Global A Class - 06-763	70,054	367,865
Invesco Global Health Care Fund A Class - 06-845	29,677	77,518
Invesco Global Health Care Fund Investor Class - 06-815	6,792	187,391
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465	4,534	17,980
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229	—	35
Invesco Global Opps R6 Class - 06-FYW	307,677	178,631
Invesco Global Ops A Class - 06-556	159,107	192,066
Invesco Global Ops Y Class - 06-843	57,353	39,458
Invesco Global R6 Class - 06-FYV	10,865	7,415
Invesco Global Strat Inc A Class - 06-288	50,188	206,434
Invesco Global Strat Inc Y Class - 06-751	73,583	112,765
Invesco Global Y Class - 06-752	147,184	830,271
Invesco Gold & Spcl Min A Class - 06-463	1,194,395	1,072,988
Invesco Gold & Spcl Min R6 Class - 06-34Y	52,332	4,106
Invesco Gold & Spcl Min Y Class - 06-753	2,303,926	2,167,812
Invesco International Growth Fund R Class - 06-193	6,952	25,231
Invesco International Growth Fund R5 Class - 06-192	87,750	53,939
Invesco International Growth Fund R6 Class - 06-CXW	47	28
Invesco Intl Bond A Class - 06-297	102,027	228,787
Invesco Intl Bond R6 Class - 06-FYX	83,911	178,251
Invesco Intl Bond Y Class - 06-754	544,849	4,624,317
Invesco Intl Growth A Class - 06-319	307,794	623,383
Invesco Intl Growth R6 Class - 06-FNC	158,840	2,080,837
Invesco Intl Growth Y Class - 06-756	178,456	1,261,413
Invesco Intl SmMid Co A Class - 06-764	96,150	396,666
Invesco Intl SmMid Co R6 Class - 06-FCC	7,226	801
Invesco Intl SmMId Co Y Class - 06-757	135,687	2,022,126
Invesco Main St All Cap A Class - 06-766	194,040	671,458
Invesco Main St Mid Cap A Class - 06-262	366,984	677,580
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	836,184	34,927
Invesco Main St Mid Cap Y Class - 06-759	70,107	624,629
Invesco Oppenheimer Developing Markets Fund A Class - 06-466	773,413	2,037,366
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD	1,436,763	1,575,936
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571	3,500,060	3,855,536
Invesco Prt Active Alloc A Class - 06-924	1,607	1,015
Invesco Prt Active Alloc Y Class - 06-893	13,645	159,889
Invesco Sen Floating Rate A Class - 06-078	10,302	3,123
Invesco Sen Floating Rate R6 Class - 06-GCC	119,344	267,010
Invesco Sen Floating Rate Y Class - 06-062	3,845	238
Invesco Small Cap Growth Fund A Class - 06-320	437,536	4,706,951
Invesco Small Cap Growth Fund R Class - 06-595	537,315	1,309,763
Invesco Small Cap Growth Fund R6 Class - 06-CXX	1,576,832	1,366,503
Invesco Technology Fund A Class - 06-855	159,143	293,390
Invesco Technology Fund Investor Class - 06-805	9,100	1,119
Invesco Total Ret Bond A Class - 06-926	830,740	507,609
Invesco Total Ret Bond Y Class - 06-894	81,961	128,718
Invesco Value Opportunities Fund A Class - 06-814	579	37
Invesco Value Opportunities Fund R Class - 06-813	3,798	6,538
iShares MSCI EAFE International Index Fund K Class - 06-3VK	137,774	63,675
iShares MSCI Total Intl Idx K Class - 06-46N	371,283	150,275
iShares Russell 1000LgCp Idx K Class - 06-46P	123,317	57,887
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	$570,068	$300,144

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	$357,836	$183,211
iShares S&P 500 Index Fund K Class - 06-3G4	5,325,607	3,702,916
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	31,472	221
Ivy Asset Strategy Fund R Class - 06-007	13,216	1,647
Ivy Balanced Fund R Class - 06-009	12,916	2,549
Ivy Energy Fund R Class - 06-CGP	—	556
Ivy Energy Fund Y Class - 06-CGR	32,605	143,816
Ivy High Income Fund N Class - 06-GMF	1,483	61,008
Ivy High Income Fund R Class - 06-011	2,291	41,234
Ivy High Income Fund Y Class - 06-012	140,276	511,037
Ivy Small Cap Core Fund N Class - 06-FNR	102,030	205,481
Ivy Small Cap Core Fund R Class - 06-FPP	204,060	95,620
Ivy Small Cap Core Fund Y Class - 06-FPF	37,927	20,954
Janus Henderson Balanced Fund N Class - 06-CYC	3,333,536	2,518,309
Janus Henderson Balanced Fund R Class - 06-612	1,024,852	4,047,840
Janus Henderson Balanced Portfolio Service Class - 06-611	8,926,110	9,974,345
Janus Henderson Enterprise Fund A Class - 06-CMC	208,763	1,227,439
Janus Henderson Enterprise Fund N Class - 06-CYF	193,210	35,081
Janus Henderson Enterprise Fund S Class - 06-CMF	89,595	141,294
Janus Henderson Flexible Bond Fund N Class - 06-CYG	1,385,015	1,095,078
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	2,422,411	6,705,580
Janus Henderson Forty Fund A Class - 06-603	2,232,711	1,357,611
Janus Henderson Forty Fund R Class - 06-154	680,289	1,182,437
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	733,965	118,560
Janus Henderson Global Equity Income Fund S Class - 06-GMK	8,759	357
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	1,193	559
Janus Henderson Global Life Sciences Fund T Class - 06-CGX	1,521	6,396
Janus Henderson Global Research Portfolio Institutional Class - 06-600	385,668	1,462,112
Janus Henderson Global Technology Fund N Class - 06-3CM	128,313	144,194
Janus Henderson Growth and Income Fund R Class - 06-156	13,301	118,104
Janus Henderson Mid Cap Value Fund A Class - 06-604	2,828	8,087
Janus Henderson Mid Cap Value Fund R Class - 06-261	75,175	118,589
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	472	156
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	36,338	103
Janus Henderson Research Fund A Class - 06-888	97,034	399,152
Janus Henderson Small Cap Value Fund N Class - 06-FCH	2,376,374	653,470
Janus Henderson Small Cap Value Fund Service Class - 06-615	2,232,666	3,830,430
Janus Henderson Triton Fund A Class - 06-889	2,546,329	9,864,774
Janus Henderson Triton Fund N Class - 06-CYH	3,897,247	3,711,731
Janus Henderson Triton Fund Service Class - 06-921	949,207	1,286,506
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	134	6,182
Janus Henderson Venture Fund N Class - 06-3P3	363,933	268,809
John Hancock Bond Fund R6 Class - 06-3HM	39,339	17,424
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN	1	3
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3	3,675	89
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4	1,194	504
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6	19,554	7,291
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7	37,777	1,479
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9	54,177	4,442
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3	34,696	80,058
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF	46,393	9,750
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG	20,770	805
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH	16,579	450
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ	11,301	326
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	613,694	71,070
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	136,155	58,267
JPMorgan Equity Income Fund R4 Class - 06-FXX	204,351	153,587
JPMorgan Equity Income Fund R6 Class - 06-FXY	8,413,722	5,163,902
JPMorgan Global Bond Opps R6 Class - 06-4GH	23,290	57
JPMorgan Government Bond Fund R4 Class - 06-FYC	$56,353	$56,902

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan Government Bond Fund R6 Class - 06-FYF	$64,574	$62,127
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	6,084,360	2,150,994
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	16,209	16,777
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	1,809,905	2,008,858
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	2,034,364	1,316,229
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	4,166	6,222
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	349,518	162,019
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	1,199,754	546,108
JPMorgan SmartRetire 2045 R6 Class - 06-46Y	1	19
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	926,906	934,973
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	1,370,344	937,011
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	937,103	511,639
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	845,764	354,606
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	309,066	294,654
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	394,528	391,116
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	314,002	279,091
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	319,405	148,871
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	316,188	196,846
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	1,134,605	581,239
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	2,738	5,858
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	29,759	64,241
JPMorgan Value Advantage Fund R4 Class - 06-GJH	12,929,316	5,645,121
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	661,752	318,048
Knights of Columbus Core Bond Institutional Class - 06-FRN	45,887	1,387
Knights of Columbus Intl Eq Institutional Class - 06-FRP	28,558	8,087
Knights of Columbus Lg Gr Institutional Class - 06-FRR	51,361	1,434
Knights of Columbus Lg Val Institutional Class - 06-FRT	89,602	37,269
Knights Of Columbus Small Cap Institutional Class - 06-FRV	54,698	34,578
Loomis Sayles Bond Fund N Class - 06-3XN	329	40,236
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	5,185	7
Lord Abbett Bond Debenture R6 Class - 06-4F6	147,351	87,942
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	134,371	3,085
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	1,176	46
Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424	25,284	114,409
Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV	338	530
Lord Abbett Developing Growth Fund A Class - 06-732	76,205	135,324
Lord Abbett Developing Growth Fund P Class - 06-960	367,002	141,294
Lord Abbett Developing Growth Fund R3 Class - 06-369	1,247,503	1,577,848
Lord Abbett Fundamental Equity Fund R3 Class - 06-731	2,903	151
Lord Abbett Growth Leaders Fund I Class - 06-948	191,418	278,085
Lord Abbett Growth Leaders Fund R3 Class - 06-951	4,654	1,275
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	55,669	718,726
Lord Abbett Growth Opportunities Fund P Class - 06-965	8,089	33,683
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	12,874	4,340
Lord Abbett High Yield Fund A Class - 06-057	5,764	67,021
Lord Abbett High Yield Fund R3 Class - 06-073	41,804	21,700
Lord Abbett High Yield Fund R5 Class - 06-CKF	1,961,917	2,374,773
Lord Abbett High Yield Fund R6 Class - 06-CYK	163,272	246,401
Lord Abbett International Opportunities Fund R3 Class - 06-36C	790,889	746,160
Lord Abbett International Opportunities Fund R5 Class - 06-36F	860,447	1,071,193
Lord Abbett International Opportunities Fund R6 Class - 06-36G	967,033	464,346
Lord Abbett Mid Cap Stock Fund P Class - 06-970	3,521	2,080
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	537	35,542
Lord Abbett Small Cap Value Fund R3 Class - 06-962	46,494	11,871
Lord Abbett Total Return Fund I Class - 06-949	230,042	153,728
Lord Abbett Total Return Fund R3 Class - 06-952	16,779	13,935
Lord Abbett Total Return Fund R5 Class - 06-CKJ	349,872	764,143
Lord Abbett Total Return Fund R6 Class - 06-3RJ	10,739	4,313
Lord Abbett Value Opportunities Fund A Class - 06-967	53,656	220,947
Lord Abbett Value Opportunities Fund P Class - 06-025	$43,822	$234,205

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Value Opportunities Fund R3 Class - 06-968	$241,999	$306,077
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	49,461	88,383
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	151	418
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	2,837	303
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	4,061	22,190
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	1,885	3,297
Met West Total Return Bd P Class - 06-47P	723,973	189,695
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	15,190	31,209
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	222,780	216,715
MFS Conservative Allocation Fund R2 Class - 06-075	258,938	6,722
MFS Conservative Allocation Fund R3 Class - 06-059	846,147	650,942
MFS Core Equity Fund R6 Class - 06-3W7	270,571	142,371
MFS Emerging Markets Debt Fund R2 Class - 06-013	796	8
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	9,587	3,495
MFS Growth Allocation Fund R2 Class - 06-076	762,730	354,320
MFS Growth Allocation Fund R3 Class - 06-060	254,240	442,696
MFS Growth Fund R6 Class - 06-CYN	10,249,908	3,566,523
MFS International Diversification Fund R6 Class - 06-3MF	4,574,271	1,174,666
MFS International Growth Fund R6 Class - 06-49X	35,742	4,262
MFS International New Discovery Fund A Class - 06-360	330,151	361,819
MFS International New Discovery Fund R2 Class - 06-379	23,225	13,484
MFS International New Discovery Fund R6 Class - 06-CYP	303,006	583,153
MFS International Value Fund R2 Class - 06-822	150,257	404,919
MFS International Value Fund R3 Class - 06-773	188,315	528,949
MFS International Value Fund R6 Class - 06-CYR	747,006	531,546
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	701,203	1,277,754
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	532,063	1,489,994
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	1,716,871	1,385,213
MFS Mid Cap Growth Fund A Class - 06-365	4,835,104	8,113,271
MFS Mid Cap Growth Fund R6 Class - 06-GNF	6,003,073	3,076,619
MFS Mid Cap Value Fund R2 Class - 06-922	520,045	371,478
MFS Mid Cap Value Fund R3 Class - 06-891	976,928	846,516
MFS Mid Cap Value Fund R6 Class - 06-CYV	2,277,439	1,549,311
MFS Moderate Allocation Fund R2 Class - 06-077	71,051	9,776
MFS Moderate Allocation Fund R3 Class - 06-061	539,410	521,973
MFS New Discovery Fund R2 Class - 06-298	22,979	14,918
MFS New Discovery Fund R3 Class - 06-299	373,725	56,063
MFS Technology Fund R2 Class - 06-CMG	21,849	4,865
MFS Technology Fund R3 Class - 06-CMH	751,198	1,360,425
MFS Technology Fund R6 Class - 06-CYW	2,847,527	1,814,202
MFS Total Return Bond Fund R6 Class - 06-3TH	84,306	69,801
MFS Total Return Fund R6 Class - 06-3JR	69,733	31,083
MFS Utilities Fund R2 Class - 06-389	8,839	62,821
MFS Utilities Fund R3 Class - 06-388	28,547	126,837
MFS Value Fund A Class - 06-375	2,241,570	7,446,359
MFS Value Fund R6 Class - 06-CYX	5,678,187	4,645,652
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	73,157	10,662
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	4,220	2,472
Neuberger Berman Focus Fund Advisor Class - 06-880	968	2,174
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	8,249	73,003
Neuberger Berman Small Cap Growth Fund A Class - 06-868	25,600	15,135
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	73,413	271,498
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	180,194	172,571
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	14,677	177,319
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	74,768	75,195
North Square Multi Strategy Fund A Class - 06-839	—	9,955
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	14,558	1,054
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627	41,177	16,112
Northern Small Cap Value Fund R Class - 06-492	3,179,579	2,106,914
Nuveen International Growth Fund R3 Class - 06-CMJ	$15,633	$7,134

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	$119,468	$135,325
Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238	80,056	71,879
Nuveen Mid Cap Value Fund A Class - 06-234	65,737	1,131,712
Nuveen Mid Cap Value Fund R3 Class - 06-236	149,638	122,395
Nuveen Real Estate Securities Fund A Class - 06-324	48,155	378,164
Nuveen Real Estate Securities Fund R3 Class - 06-326	60,245	151,802
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	437,073	349,070
Nuveen Small Cap Select Fund A Class - 06-239	34,985	2,647
Nuveen Small Cap Value Fund A Class - 06-242	20,175	36,403
Nuveen Small Cap Value Fund R3 Class - 06-243	82,271	300,563
Nuveen Small Cap Value Fund R6 Class - 06-FYT	293,047	123,570
Oakmark Equity and Income Fund Institutional Class - 06-3XM	1,025	131,019
Parnassus Core Equity Fund Investor Class - 06-497	613,014	1,868,355
Parnassus Fund - 06-496	32,859	113,966
Parnassus Mid Cap Fund - 06-498	678,882	945,562
Pax Global Environmental Markets Fund Investor Class - 06-569	30,114	232,528
Pax Sustainable Alloc Inv Investor Class - 06-568	494,048	980,723
Payden Emerging Markets Bond Investor Class - 06-501	1,121	19,914
PGIM Day One 2020 Fund R6 Class - 06-44K	76,280	96,968
PGIM Day One 2025 Fund R6 Class - 06-44M	95,962	19,297
PGIM Day One 2030 Fund R6 Class - 06-44N	65,519	8,074
PGIM Day One 2035 Fund R6 Class - 06-44P	109,445	58,579
PGIM Day One 2040 Fund R6 Class - 06-44R	49,868	17,669
PGIM Day One 2045 Fund R6 Class - 06-44T	41,093	12,056
PGIM Day One 2050 Fund R6 Class - 06-44V	34,090	27,261
PGIM Day One 2055 Fund R6 Class - 06-44W	15,891	17,000
PGIM Day One 2060 Fund R6 Class - 06-44X	4,486	237
PGIM Day One Income Fund R6 Class - 06-44G	1,123	104
PGIM Global Real Estate Fund A Class - 06-531	24,889	210,381
PGIM Global Real Estate Fund R2 Class - 06-3FN	17,321	142
PGIM Global Real Estate Fund R4 Class - 06-3FP	71,347	155,228
PGIM Global Real Estate Fund R6 Class - 06-FCX	304,361	441,051
PGIM Global Real Estate Fund Z Class - 06-526	143,289	202,613
PGIM Global Total Return Fund R6 Class - 06-3XW	1,478,568	298,057
PGIM High Yield Fund A Class - 06-533	947,560	1,737,303
PGIM High Yield Fund Z Class - 06-532	4,331,531	7,074,651
PGIM High-Yield Fund R2 Class - 06-3FH	3,276	6,089
PGIM High-Yield Fund R4 Class - 06-3FJ	87,485	505
PGIM High-Yield Fund R6 Class - 06-FCY	4,273,807	3,694,632
PGIM Jennison 20-20 Focus A Class - 06-536	20,337	23,551
PGIM Jennison Financial Services Fund A Class - 06-456	36,889	210,464
PGIM Jennison Financial Services Fund Z Class - 06-457	281,032	135,983
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	703	15
PGIM Jennison Focused Growth Fund Z Class - 06-063	2,556	5,393
PGIM Jennison Health Sciences Fund A Class - 06-458	100,333	588,264
PGIM Jennison Health Sciences Fund Z Class - 06-459	231,057	600,260
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	347,307	715,349
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	468,091	412,653
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	1,623,726	1,232,997
PGIM Jennison Natural Resources Fund A Class - 06-453	21,746	147,533
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	727,763	1,081,835
PGIM Jennison Natural Resources Fund Z Class - 06-454	14,038	81,297
PGIM Jennison Small Company Fund A Class - 06-589	157,152	294,434
PGIM Jennison Small Company Fund R6 Class - 06-GJN	27,565	33,008
PGIM Jennison Small Company Fund Z Class - 06-593	133,419	1,064,744
PGIM QMA Mid Cap Value Fund A Class - 06-080	33,669	72,253
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	8,135	78,334
PGIM QMA Mid Cap Value Fund Z Class - 06-064	166,160	870,369
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	67,057	37,121
PGIM Total Return Bond Fund A Class - 06-538	$1,961,964	$3,246,948

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM Total Return Bond Fund R2 Class - 06-3FK	$294,952	$104,109
PGIM Total Return Bond Fund R4 Class - 06-3FM	2,031,959	875,460
PGIM Total Return Bond Fund R6 Class - 06-FFH	21,411,373	21,483,242
PGIM Total Return Bond Fund Z Class - 06-537	8,320,887	13,057,944
PIMCO All Asset Fund Admin Class - 06-706	4,357	6,092
PIMCO All Asset Fund Institutional Class - 06-3FC	111,462	172,061
PIMCO All Asset Fund R Class - 06-017	25	30
PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896	402	16
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	93,974	679,951
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	5,624	7,969
PIMCO High Yield Fund Admin Class - 06-760	529,097	392,129
PIMCO High Yield Fund Institutional Class - 06-FCJ	127,895	138,774
PIMCO High Yield Fund R Class - 06-705	146,625	400,127
PIMCO Income Fund Admin Class - 06-768	8,755,473	7,048,606
PIMCO Income Fund Institutional Class - 06-FCK	5,418,949	5,032,417
PIMCO Income Fund R Class - 06-769	172,659	259,362
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ	317,015	167,761
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN	537	2
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	221,500	105,797
PIMCO Real Return Fund Admin Class - 06-707	1,352,347	940,629
PIMCO Real Return Fund Institutional Class - 06-FCM	4,021,732	1,956,682
PIMCO Real Return Fund R Class - 06-708	410,232	283,000
PIMCO STCKPLUS INSTL Institutional Class - 06-4K3	370,012	278,407
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	133,834	96,232
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	146,213	64,300
PIMCO Total Return Fund Admin Class - 06-291	2,476,487	2,276,523
PIMCO Total Return Fund Institutional Class - 06-FCN	1,431,705	848,593
PIMCO Total Return Fund R Class - 06-680	1,660,975	2,451,668
Pioneer Bond Fund A Class - 06-834	5,024,132	5,833,191
Pioneer Bond Fund K Class - 06-FCP	10,347,168	8,347,202
Pioneer Bond Fund Y Class - 06-823	18,402,155	23,511,025
Pioneer Classic Balanced Fund N Class - 06-3WW	16,784	13
Pioneer Dynamic Credit Fund A Class - 06-022	180	938
Pioneer Equity Income Fund A Class - 06-327	263,898	1,055,512
Pioneer Equity Income Fund K Class - 06-FCR	362,877	320,366
Pioneer Equity Income Fund Y Class - 06-828	1,625,547	4,697,746
Pioneer Fund A Class - 06-833	427,605	25,435
Pioneer Fund VCT Portfolio I Class - 06-590	1,169,837	212,823
Pioneer Fundamental Growth Fund A Class - 06-628	125,768	479,694
Pioneer Fundamental Growth Fund K Class - 06-FCT	546,053	778,528
Pioneer Fundamental Growth Fund Y Class - 06-626	4,501,798	4,805,922
Pioneer Global Equity Fund A Class - 06-GGH	28,433	43,292
Pioneer Global Equity Fund Y Class - 06-GGJ	42	3
Pioneer High Yield Fund A Class - 06-837	11,345	80,328
Pioneer High Yield Fund Y Class - 06-829	3,170	113
Pioneer Mid Cap Value Fund A Class - 06-838	105,817	374,570
Pioneer Select Mid Cap Growth Fund A Class - 06-836	454,571	892,518
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	1,395,214	2,995,093
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	1,109,116	2,227,942
Pioneer Strategic Income Fund A Class - 06-594	101,039	217,116
Pioneer Strategic Income Fund K Class - 06-FCW	249,821	163,498
Pioneer Strategic Income Fund Y Class - 06-CGG	50,552	50,341
Principal Bond Market Index Fund R3 Class - 06-FHX	63,301	12,441
Principal Core Fixed Inc R6 Class - 06-3JJ	42,368	938,838
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	8,889	3,353
Principal International Equity Index Fund R3 Class - 06-CVG	104,383	85,697
Principal LargeCap Growth Fund R6 Class - 06-3JH	30,695	264,568
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	819,540	398,656
Principal Real Estate Securities Fund R6 Class - 06-3CP	18,941	18,654
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	$604,900	$251,627

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Putnam Diversified Income Trust Y Class - 06-897	$5	$2,835
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	135,134	157,113
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	13,269	967
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW	96	77
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	8,531	14,551
Putnam Equity Income Fund A Class - 06-FCG	135,181	246,367
Putnam Equity Income Fund Y Class - 06-FCF	169,637	485,648
Putnam Equity Income Fund R6 Class - 06-36H	243,149	67,881
Putnam Growth Opportunities Fund A Class - 06-938	979,815	471,114
Putnam Growth Opportunities Fund R6 Class - 06-GCG	338,807	438,098
Putnam Growth Opportunities Fund Y Class - 06-899	33,065	3,323
Putnam Sustainable Future Fund R6 Class - 06-3XC	240	3,549
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	5,143	799
Russell Commodity Strategies Fund S Class - 06-491	—	146
Russell Emerging Markets Fund S Class - 06-747	8,428	102,905
Russell Equity Income Fund S Class - 06-742	—	5,259
Russell Global Equity Fund S Class - 06-736	601	37
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	77,833	47,482
Russell Global Real Estate Securities Fund S Class - 06-739	209,743	137,466
Russell Investment Grade Bond Fund S Class - 06-738	33,481	64,087
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	107,225	560,876
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	318,434	1,122,890
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	6,185	8,954
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	129,884	22,122
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	39,957	10,194
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	27,610	182,414
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	134,646	86,962
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	71,626	402,779
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	37,259	29,341
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	13,346	112,992
Russell Short Duration Bond Fund S Class - 06-748	103,239	276,924
Russell Sustainable Equity Fund S Class - 06-744	257	43
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	4,818	10,651
Russell U.S. Small Cap Equity Fund S Class - 06-749	6,376	33,604
State Street Equity 500 Index Admin Class - 06-225	52,694,208	86,853,110
State Street Equity 500 Index R Class - 06-167	7,994,496	14,709,645
T Rowe Price Health Science I Class - 06-4GC	345,518	122,568
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	29,272,300	17,914,042
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	4,154,801	4,039,909
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	523,659	228,409
T. Rowe Price Equity Income Fund I Class - 06-FFP	190,982	18,237
T. Rowe Price Equity Income Fund R Class - 06-775	169,457	1,165,673
T. Rowe Price Equity Income Portfolio - 06-580	1,537,213	6,324,105
T. Rowe Price European Stock Fund - 06-755	1,807	168
T. Rowe Price Financial Services Fund I Class - 06-GPC	1,457	19
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	9,131,762	25,587,032
T. Rowe Price Growth Stock Fund I Class - 06-FFR	2,467,016	1,447,898
T. Rowe Price Growth Stock Fund R Class - 06-780	1,042,274	3,510,260
T. Rowe Price International Stock Fund R Class - 06-715	201,243	98,890
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	69,571	308,992
T. Rowe Price International Value Equity Fund I Class - 06-FFT	501,973	1,207,753
T. Rowe Price International Value Equity Fund R Class - 06-795	48,844	335,073
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	285,956	499,766
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	831,300	1,735,808
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	69,701	55,431
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	22,324	2,122
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	48,728	236,196
T. Rowe Price New Horizons Fund IS Class - 06-3XK	8	—
T. Rowe Price Real Estate Fund I Class - 06-GFP	13,194	68,962
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	$23,473	$355,723

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN	$354,512	$261,741
T. Rowe Price Retirement 2005 Fund R Class - 06-576	107,971	190,173
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	126,575	1,240,068
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP	340,567	174,271
T. Rowe Price Retirement 2010 Fund R Class - 06-579	136,391	381,377
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	488,369	5,638,862
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY	2,107,404	353,157
T. Rowe Price Retirement 2015 Fund R Class - 06-776	137,617	926,662
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	1,843,221	10,033,960
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF	6,052,871	5,169,521
T. Rowe Price Retirement 2020 Fund R Class - 06-778	1,394,274	5,220,514
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	4,384,854	17,588,018
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG	11,175,828	5,586,081
T. Rowe Price Retirement 2025 Fund R Class - 06-781	1,576,831	3,991,967
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	3,494,009	10,783,726
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH	8,577,807	3,952,034
T. Rowe Price Retirement 2030 Fund R Class - 06-783	1,721,947	4,556,091
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	2,965,729	10,775,995
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ	7,720,001	3,581,762
T. Rowe Price Retirement 2035 Fund R Class - 06-786	1,529,028	4,611,972
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	2,509,735	10,677,909
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK	8,188,231	2,870,158
T. Rowe Price Retirement 2040 Fund R Class - 06-789	1,410,627	2,955,642
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	2,979,377	9,967,125
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM	8,041,403	2,947,394
T. Rowe Price Retirement 2045 Fund R Class - 06-792	1,160,672	2,847,317
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	2,816,884	8,367,393
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN	7,278,225	2,280,188
T. Rowe Price Retirement 2050 Fund R Class - 06-794	1,229,881	2,289,200
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	2,141,502	5,260,502
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP	5,165,475	2,036,137
T. Rowe Price Retirement 2055 Fund R Class - 06-797	921,948	1,932,900
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	1,238,517	1,841,457
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR	1,947,648	399,378
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	510,926	224,467
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	297,013	213,751
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX	115,406	691,782
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	158,648	262,533
Templeton Foreign Fund A Class - 06-312	122,640	175,496
Templeton Foreign Fund R Class - 06-920	32,304	121,850
Templeton Foreign Fund R6 Class - 06-GCR	88,162	88,844
Templeton Global Bond Fund A Class - 06-886	254,592	624,490
Templeton Global Bond Fund Advisor Class - 06-CNH	1,293,801	544,143
Templeton Global Bond Fund R Class - 06-887	430,102	425,634
Templeton Global Bond Fund R6 Class - 06-FGT	768,506	2,832,996
Templeton Growth Fund A Class - 06-313	12,698	22,909
Templeton Growth Fund R Class - 06-925	981	21,413
Templeton International Bond Fund A Class - 06-CHN	128,407	89,100
The Hartford Balanced Income Fund R6 Class - 06-3P9	329,515	164,845
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	153,972	77,082
The Hartford International Opportunities Fund R6 Class - 06-3F7	131,446	926,553
The Hartford MidCap Fund R3 Class - 06-39R	4,476	8,570
The Hartford MidCap Fund R4 Class - 06-39P	4,983	193
The Hartford MidCap Fund R6 Class - 06-39T	125,712	166,734
The Hartford Total Return Bond Fund R6 Class - 06-3P6	260,094	406
The Hartford World Bond Fund R4 Class - 06-3YH	11,195,255	2,378,851
The Hartford World Bond Fund R6 Class - 06-3P7	201,751	139,123
Thornburg Core Growth Fund R3 Class - 06-985	17,469	427,288
Thornburg Core Growth Fund R5 Class - 06-314	62,018	407,892
Thornburg International Value Fund R3 Class - 06-990	$94,000	$269,327

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Thornburg International Value Fund R5 Class - 06-316	$34,716	$29,396
Thornburg International Value Fund R6 Class - 06-GPF	282	16
Thornburg Investment Income Builder Fund R3 Class - 06-987	27,695	37,432
Thornburg Investment Income Builder Fund R5 Class - 06-986	81,492	332,776
Thornburg Limited Term Income Fund R3 Class - 06-995	10,238,461	10,473,462
Thornburg Limited Term Income Fund R5 Class - 06-953	17,930,321	17,861,326
Thornburg Limited Term Income Fund R6 Class - 06-GCV	12,234,588	8,814,250
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	488,655	187,548
Thornburg Value Fund R3 Class - 06-109	24,788	22,191
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	1,303,064	1,761,366
TIAA-CREF Bond Index Fund Retirement Class - 06-434	7,663,691	4,460,227
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	775,831	266,913
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	215,071	255,775
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	229,703	144,299
TIAA-CREF Core Impact Bd R Class - 06-CNK	270,132	215,829
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	225,638	298,654
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	389,862	360,300
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	2,568,646	3,559,725
TIAA-CREF International Equity Index fund Retirement Class - 06-428	6,022,521	3,640,708
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	418,386	491,498
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	7,540,161	14,869,565
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	6,481,441	8,802,780
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	3,249	161,532
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	1,840,533	4,526,798
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	1,414,582	1,580,692
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	58,978	6,123
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	696,532	639,087
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	117,647	7,751
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	96,678	16,194
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	30,490	487
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	81,360	1,216
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	110,802	30,313
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	1,359,065	2,988,473
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	2,995,044	3,629,636
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	6,030,522	9,235,618
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	2,872,807	6,072,333
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	21,741,767	30,645,830
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	6,580,648	20,858,534
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	22,757,958	27,569,566
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	12,240,620	27,261,051
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	32,296,595	27,771,605
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	10,665,399	25,102,335
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	23,010,712	21,604,780
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	10,079,096	23,669,773
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	25,928,060	19,977,777
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	9,603,271	22,143,036
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	21,955,034	16,007,706
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	8,830,714	19,484,932
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	17,753,526	10,593,364
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	8,386,539	16,143,636
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	11,426,083	5,887,772
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	6,305,528	11,525,648
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	6,010,850	2,755,061
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	3,524,245	4,386,086
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	3,503,821	3,577,953
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	430,720	3,534,408
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X	110,723	87,292
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	865,956	689,997
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	226,326	205,804
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ	$404,553	$232,250

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	$101,525	$1,790
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	54,372	103,582
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	483,723	322,109
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	2,809,573	4,745,607
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	598,545	1,728,078
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	168,707	185,174
Timothy Plan Conservative Growth Fund A Class - 06-339	36,853	33,921
Timothy Plan Strategic Growth Fund A Class - 06-341	3,084	12,821
Touchstone Flexible Income Fund A Class - 06-703	—	1,155
Touchstone Focused Fund A Class - 06-619	105,104	187,470
Touchstone Focused Fund Y Class - 06-624	13,496	123,384
Touchstone Growth Opportunities Fund A Class - 06-699	—	22,446
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	1,015	35
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	—	1,320
Touchstone Value Fund A Class - 06-702	518	2,932
TRowe Price Global Alloc I Class - 06-47W	15,795	68
Vanguard 500 Index Fund Admiral Class - 06-FHY	33,665,259	30,585,759
Vanguard Balanced Index Fund Admiral Class - 06-FJC	2,269,286	2,328,908
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	2,564,512	1,388,181
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	79,605	262
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	675,992	1,004,850
Vanguard Energy Fund Admiral Class - 06-FJH	355,188	257,465
Vanguard Equity Income Fund Admiral Class - 06-FJJ	5,538,307	4,688,212
Vanguard Explorer Fund Admiral Class - 06-FJK	3,313,082	3,356,738
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	1,282,792	4,691,462
Vanguard Financials Idx Admiral Class - 06-4G7	49,172	165
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	18,077	13,445
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	108,325	10,167
Vanguard GNMA Fund Admiral Class - 06-GFM	542,397	945,501
Vanguard Growth and Inc Adm Inst Class - 06-4MV	193,125	96,137
Vanguard Growth Index Fund Admiral Class - 06-FJN	3,321,174	2,511,824
Vanguard Health Care Fund Admiral Class - 06-FJP	380,135	484,601
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	1,673,739	1,832,883
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	303,870	160,665
Vanguard Info Tech Idx Admiral Class - 06-4G9	31,544	31
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	3,526,432	2,202,020
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	130,244	26,402
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	2,046,904	2,830,360
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	23,762	12,950
Vanguard International Growth Fund Admiral Class - 06-3F6	4,081,378	1,588,098
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	6,652,080	3,508,019
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	16,465,199	8,542,838
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	1,139,398	571,382
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	12,336,256	6,984,872
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	151,906	147,617
Vanguard Materials Index Fund Admiral Class - 06-FKG	15,358	6,357
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	1,504,739	5,319,287
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	200,321	67,860
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	17,396,461	14,131,206
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	410,480	78,446
Vanguard REIT Index Fund Admiral Class - 06-FKK	1,226,753	1,908,082
Vanguard Selected Value Fund Investor Class - 06-FKM	1,181,480	3,282,125
Vanguard Short Term Federal Fund Investor Class - 06-305	266,855	138,897
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	1,735,336	4,113,883
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	9,913,642	10,052,176
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	656,141	1,011,532
Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV	630,113	638,794
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	5,415,471	2,845,891
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	6,510,260	3,946,836
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	5,476,793	3,358,673
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	6,292,589	2,523,696
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	5,579,848	3,354,751
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	5,395,701	1,997,292
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	4,773,726	2,493,924
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	3,292,040	934,734
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	758,750	275,965
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	35,731	17,813
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	$398,402	$230,461

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	$6,601,012	$4,488,812
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	259,884	252,745
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	3,513,195	3,446,877
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	1,782,301	2,817,944
Vanguard U.S Growth Fund Admiral Class - 06-FMV	2,471,447	974,355
Vanguard Value Index Fund Admiral Class - 06-FMW	1,388,294	1,629,259
Vanguard VIF Small Company Growth Portfolio - 06-119	11,007,274	16,134,929
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	800,086	228,579
Vanguard Wellington Fund Admiral Class - 06-GFF	157,156	495,745
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	10,552	4,817
Victory RS Small Cap Growth Fund R6 Class - 06-33C	125,108	132,671
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9	546	11
Victory Sycamore Established Value Fund A Class - 06-581	700,782	880,457
Victory Sycamore Established Value Fund R Class - 06-583	283,815	509,355
Victory Sycamore Established Value Fund R6 Class - 06-FMX	564,912	536,431
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	167,475	226,647
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	453,888	403,661
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	662	26
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC	79,969	5,751
Victory Trivalent International Small-Cap Fund A Class - 06-GFG	9,653	5,039
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	39,230	87,871
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	1,651,882	1,567,690
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	1,958,672	2,433,181
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	2,073,874	1,371,512
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	31,206	6,976
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	555,737	753,409
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	600,236	450,798
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809	23,953	37,131
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	1,991	36
Virtus Seix High Income Fund A Class - 06-801	2,564	36,825
Virtus Seix Total Return Bond Fund A Class - 06-811	7,940	8,379
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6	3,056,113	1,775,200
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF	683,876	399,557
Western Asset Core Plus Bond Fund FI Class - 06-713	262,440	206,150
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	7,171,361	3,570,856
Western Asset Core Plus Bond Fund R Class - 06-718	201,778	31,578
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP	7,912	167,100
Total	$1,872,836,641	$2,133,958,625

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2021, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

March 25, 2021

2

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2020 and 2019

(In thousands)

	2020	2019
Admitted assets
Bonds, at amortized cost (market value of $13,491,379 and $11,418,243)	$12,168,892	$10,648,022
Stocks
Preferred, at cost (market value of $2,220 and $2,120)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	5,075	4,765
Unaffiliated (cost of $82,738 and $78,190)	83,784	79,307
Mortgage loans	2,408,067	2,389,749
Real estate	89,281	95,561
Other invested assets	260,778	223,252
Securities lending reinvested collateral	657,363	250,082
Derivatives	100,790	52,560
Contract loans	441,012	408,098
Cash and cash equivalents (market value of $200,906 and $170,496)	200,906	170,496
Total cash and invested assets	16,417,948	14,323,892
Other
Premiums deferred and uncollected	87,673	83,804
Reinsurance receivables	26,416	25,247
Investment income due and accrued	109,975	104,836
Federal income tax recoverable	7,688	9,173
Net deferred tax asset	69,474	58,494
Corporate owned life insurance	389,549	362,213
Other assets	48,655	44,441
Separate account assets	18,670,021	16,376,804
Total admitted assets	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2020 and 2019

(In thousands, except share amounts)

	2020	2019
Liabilities and surplus
Policy reserves
Life reserves	$2,434,946	$2,233,215
Annuity reserves	9,887,564	9,019,261
Accident and health reserves	221,154	194,214
Other reserves	83,514	81,549
	12,627,178	11,528,239
Policy and contract liabilities
Policy claims in process of settlement	75,892	63,191
Policy dividends payable	28,652	28,579
Deposit-type contracts	1,875,097	1,682,907
Other policy and contract liabilities	2,415	2,428
	1,982,056	1,777,105
General liabilities and other reserves
Accrued commissions and general expenses	161,018	132,288
Taxes, licenses and fees	6,536	7,681
Federal income tax payable	—	3,345
Transfers from separate accounts, due or accrued	(3,959)	(4,446)
Asset valuation reserve	135,464	116,101
Interest maintenance reserve	4,062	2,170
Pension liability	16,785	13,894
Payable for securities lending	657,363	250,082
Derivatives	74,355	41,227
Other liabilities	173,454	119,718
Separate account liabilities	18,670,021	16,376,804
	19,895,099	17,058,864
Total liabilities	34,504,333	30,364,208

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	30,550
Unassigned surplus (includes deferred gain on reinsurance transaction of $9,145 and $14,014 in 2020 and 2019, respectively)	873,816	914,146
Total surplus	1,323,066	1,024,696
Total liabilities and surplus	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019
Premium and other income
Life and annuities	4,457,659	$4,135,651
Accident and health	180,845	168,051
Net investment income	581,555	583,589
Amortization of interest maintenance reserve	1,638	1,689
Ceding commissions, expense allowances and reserve adjustments	43,524	50,929
Other income	154,397	148,338
	5,419,617	5,088,247

Benefits and expenses
Death benefits	169,774	154,458
Accident and health and disability benefits	100,643	85,599
Annuity benefits	156,941	134,720
Surrender benefits and other fund withdrawals	3,654,907	3,688,660
Other benefits	54,107	47,011
Increase in policy reserves	1,095,274	668,911
Separate account transfers	(363,946)	(244,669)
General expenses	313,999	300,850
Commissions and service fees	183,948	195,875
Taxes, licenses and fees	28,322	27,221
Other	(322)	(4,069)
	5,393,645	5,054,567
Net gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	25,972	33,680

Dividends to policyholders	29,569	30,179
Federal income tax expense (benefit)	(5,913)	(1,710)
Net gain from operations before net realized capital gains (losses)	2,316	5,211

Net realized capital gains (losses), net of federal income tax expense of $1,551 and $3,345, and net transfers of capital gains (losses) to the interest maintenance reserve of $4,650 and $2,827, in 2020 and 2019, respectively	3,765	(5,125)
Net income	$6,081	$86

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019
Surplus, beginning of year	$1,024,696	$1,052,563

Net income	6,081	86
Change in unrealized gain	5,128	107
Change in net deferred income tax	16,254	16,941
Change in net unrealized gain (loss) on foreign exchange	(3,928)	(931)
Change in asset valuation reserve	(19,363)	(9,584)
Change in nonadmitted assets	(32,317)	(25,414)
Change in surplus as a result of reinsurance	(4,864)	(4,275)
Cumulative effect of changes in accounting principles	(2,951)	—
Surplus adjustment paid in	338,700	—
Change in pension liability	(4,409)	(4,835)
Other	39	38
Surplus, end of year	$1,323,066	$1,024,696

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019
Cash from operations
Premiums and other policy considerations	$4,632,545	$4,294,197
Investment income	586,962	588,600
Other income	193,997	196,220
	5,413,503	5,079,017

Benefits and Separate Account transfers	3,757,652	3,781,223
Commissions and general expenses	527,345	519,445
Federal income taxes including $1,551 and $3,345 for 2020 and 2019 on capital gains (losses)	(634)	2,199
Dividends to policyholders	29,496	30,069
	4,313,859	4,332,936
Net cash provided from operations	1,099,645	746,081

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,121,056	1,279,957
Stocks	—	7,712
Mortgage loans	303,131	236,499
Miscellaneous proceeds	123,805	23,041
	1,547,992	1,547,209

Cost of investments acquired
Bonds	2,637,001	1,455,502
Stocks	4,548	—
Mortgage loans	321,408	433,605
Real estate	283	8,032
Other invested assets	512,953	145,572
	3,476,193	2,042,711
Increase in contract loans	32,914	41,664
Net cash used from investments	(1,961,115)	(537,166)

Cash from financing and miscellaneous sources
Paid in surplus	338,700	—
Net deposits on deposit-type contracts	192,190	(156,857)
Other uses	360,990	(27,618)
Net cash used from financing and miscellaneous sources	891,880	(184,475)
Net change in cash	30,410	24,440
Cash and cash equivalents, beginning of year	170,496	146,056
Cash and cash equivalents, end of year	$200,906	$170,496

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2020 and 2019

(In thousands)

1.  Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis.  It is currently licensed to sell life insurance in 49 states and the District of Columbia.  AUL is additionally authorized as a reinsurer in all states.  AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators.  Fifty-two percent of AUL’s direct premiums for the year ended December 31, 2020 were generated in six states: Indiana, California, Texas, Illinois, Wisconsin and Ohio.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”).  As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica.  AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL.  Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.  Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana.  The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction.  This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products.  This practice differs from NAIC statutory accounting practices and procedures.  A reconciliation of the Company’s net income and surplus for 2020 and 2019 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

	SSAP #	2020	2019
Audited statutory net income, Indiana state basis		$6,081	$86
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	2,268	1,735
Statutory net income (loss), NAIC SAP		$3,813	$(1,649)

Audited statutory surplus, Indiana state basis		$1,323,066	$1,024,696
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	4,092	1,825
Statutory surplus, NAIC SAP		$1,318,974	$1,022,871

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”).  These differences are presumed to be material.  The most significant of the variances are as follows:

•            Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities.  Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•            Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals.  Deferred premiums are carried as an asset, rather than a component of reserves.

•            An asset valuation reserve (“AVR”) and an interest maintenance reserve (“IMR”) are recorded in accordance with prescribed statutory accounting requirements.  The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets.  The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates.  Such net gains/losses will be amortized to income over the remaining lives of the assets sold.  AVR and IMR are not calculated under GAAP.

•            Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•            Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•            Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•            The Company recognizes deferred tax assets and liabilities with certain limitations.  The change in deferred taxes is reported as a change in surplus.  Under GAAP, the change is recorded as a component of net income.  In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•            Subsidiaries are accounted for using the equity method rather than being consolidated.  Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•            Surplus notes are reflected as a separate component of surplus rather than as a liability.  The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•            The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•            Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts.  For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

•            The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities.  This required reserve methodology change is treated as a change in accounting principle under SSAP 3.   This change resulted in additional reserves of $3,665 and resulted in a cumulative adjustment that decreased surplus by $2,951 net of the current tax impact of $714.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost.  The Company holds fixed income ETFs that are classified as SVO-identified securities beginning January 1, 2018 using the systematic value approach.  The Company uses the scientific method for amortization of debt securities.  Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts.  The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”.  The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method.  Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost.  Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models.  The Company uses a third-party in determining the market value of its loan-backed securities.  The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method.  Investment real estate is carried at the lower of cost or market.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value.  Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost.  The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values.  At December 31, 2020, the cash surrender value in an investment vehicle is $389,549 and is allocated into the following categories based on primary underlying investment characteristics: 15% bonds, 21% stocks, 3% mortgage loans, 3% cash and short-term investments, 58% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification.  Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus.  The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary.  If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.  The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition.  A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value.  If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 — Asset Valuation Reserve and Interest Maintenance Reserve.  Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery.  However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Subprime Risk Exposure

Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630.  Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers.  Prime loans involve borrowers with good credit histories and credit scores above 720.  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers.  Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $154,858 and $138,919 as of December 31, 2020 and 2019, respectively.  The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years.  Depreciation expense for 2020 and 2019 was $16,627 and $16,584, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value.  These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958,  1961, 1980, 2001, and 2017 CSO tables) prescribed by the NAIC.  Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received.  Premiums on accident and health policies are recognized as income over the terms of the policies.  Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations.  The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases.  Rent expense was $2,894 and $2,579 for the years ended December 31, 2020 and 2019, respectively.  Future lease commitments are as follows: 2021, $1,117; 2022, $472; 2023, $250; 2024, $75; 2025, $0.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year.  AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC,  and McCready & Keene, Inc.  Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC.  Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets.  Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense.  The liability resulting from tax contingencies was $1,324 and $1,445 as of December 31, 2020 and 2019, respectively.

Refer to Note 10 — Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance.  Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Management did not elect to use hedge accounting for the significant majority of these derivatives, but they do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus.  At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss.  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.  The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.  Refer to Note 4-Investments for additional information.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

3.  Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization.  The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica.  The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities.  As of December 31, 2020, AUL has not recorded any liabilities relating to this guarantee.  At December 31, 2020, statutory surplus was $564,058 and $28,191 for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2020 and 2019 for such services were $47,499 and $44,490, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions.  ERC was subsequently sold by GE.  ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE.  The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC.  A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables.  The fair value of investments held in this trust was $2,217,500 and $2,013,800 at December 31, 2020 and December 31, 2019, respectively.  Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC.  Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement.  However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years.  As of the balance sheet date, ERAC has made three of the seven contributions agreed to in the permitted practice, as well as the fourth payment in March 2021. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The aggregate amount of the guaranteed liabilities of Westport Life is far higher than its capital and surplus.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts.   The gain is being amortized into earnings at the rate that the premiums are recorded.  The Company recognized $4,900 and $4,300 of the deferred gain amortization in 2020 and 2019, respectively. The deferred gain balance was $9,100 and $13,400 at December 31, 2020 and 2019, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $2,047 in both 2020 and 2019, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1,063 and $1,045 in 2020 and 2019, respectively.  The Company made no capital contributions to OAS in 2020 or 2019. During 2020 and 2019, OAS paid a dividend of $1,500 and $500 respectively to AUL.

The Company earned fees of $4,441 and $3,516 in 2020 and 2019, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $433 in both 2020 and 2019, respectively, from RMS.  The Company made noncash capital contributions to RMS of $2,500 and $4,000 in 2020 and 2019, respectively. During 2020 and 2019, the Company recognized a realized impairment loss of $1,586 and $3,252, respectively on its investment in RMS.

During 2020 and 2019, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20,247 and $18,359 respectively.

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company.  The Company provides administrative and management services to OAM and the fees earned for these services were $10,395 and $9,644 in 2020 and 2019, respectively. OAM also provides investment management services to AUL and fees for this service were $12,633 and $11,138 in 2020 and 2019, respectively.

In September 2020, OneAmerica issued $400,000 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

4.  Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value
U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	—	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	—	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

				Estimated
	Admitted	Unrealized		Fair
2019	Value	Gains	Losses	Value
U.S. government bonds	$881,155	$40,854	$1,464	$920,545
All other government bonds	19,787	1,889	70	21,606
Special revenue and special assessment	553,318	44,778	1,400	596,696
Hybrid bonds	57,790	5,274	2,142	60,922
Industrial and miscellaneous	9,130,935	699,983	17,632	9,813,286
SVO identified funds	5,037	151	—	5,188
	$10,648,022	$792,929	$22,708	$11,418,243

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	—	—	22,586	337
Special revenue and assessment	—	—	—	—	—	—
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

	Less than		12 Months
	12 Months		or More		Total
2019	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$97,209	$1,200	$10,999	$264	$108,208	$1,464
All other government bonds	3,921	70	—	—	3,921	70
Special revenue and assessment	30,405	1,400	—	—	30,405	1,400
Hybrid bonds	321	1	21,105	2,141	21,426	2,142
Industrial and miscellaneous	644,027	5,160	821,747	12,472	1,465,774	17,632
	$775,883	$7,831	$853,851	$14,877	$1,629,734	$22,708

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2020 or 2019.

The admitted value and estimated fair value of bonds at December 31, 2020, by stated contractual maturity, are shown below.  Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$311,192	$316,329
Due after one year through five years	1,784,241	1,938,395
Due after five years through ten years	2,644,538	2,931,401
Due after ten years	4,104,167	4,853,204
	8,844,138	10,039,329
Mortgage-backed securities	3,324,754	3,452,050
	$12,168,892	$13,491,379

Proceeds from sales of investments in bonds during 2020 were $280,809. Gross gains of $5,007 and gross losses of $820 were realized on those disposals.  Proceeds from sales of investments in bonds during 2019 were $640,546.  Gross gains of $10,556 and gross losses of $6,247 were realized on those disposals.

Securities sold, redeemed or otherwise disposed as a result of a callable feature included 68 CUSIPS with a total of $4,779 of investment income generated.

Loan-backed securities owned at December 31, 2020 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:

Less than 12 Months	$18,020
12 Months or Longer	$7,268

The aggregate related fair value of securities with unrealized losses:

Less than 12 Months	$540,848
12 Months or Longer	$612,494

Total capital gains (losses) of $4,650 and $2,827 before tax were transferred to IMR in 2020 and 2019, respectively.

At December 31, 2020 and 2019, the common stock unrealized appreciation of $5,157 and $4,915, respectively, is comprised of $5,164 and $4,920 of unrealized gains and $7 and $5 of unrealized losses and has been reflected directly in surplus.  In 2020, the Company did not have any stock impairments related to other-than-temporary declines in market values.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Net investment income consists of the following:

	2020	2019
Interest	$589,473	$586,777
Dividends	4,553	4,491
Rental Income	20,683	18,130
Other	10,519	14,952
Gross investment income	625,228	624,350

Less investment expenses	43,673	40,761
Net investment income	$581,555	$583,589

There was no non-admitted accrued investment income at December 31, 2020 or 2019. Net investment income includes $2,717 and $3,136 of capitalized interest on bonds which is a non-cash transaction at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, investments in bonds with an admitted asset value of $3,729 and $3,723 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of approximately $85,600 and $35,820 at December 31, 2020 and 2019, respectively.  AUL had $191,850 outstanding commitments on its other invested assets portfolio as of December 31, 2020 and $78,044 outstanding commitments at December 31, 2019.

AUL did not hold any structured notes at December 31, 2020 or 2019.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (Y/N)
RMS	$—	$—	$—	N/A	N/A	N/A	N/A	N/A
OAS	5,075	—	5,075	10/13/2020	Sub-2	Y	4,933	N
MRO-A	741	741	—	N/A	N/A	N/A	N/A	N/A
Total	$5,816	$741	$5,075

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor.  At December 31, 2020, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 30 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total
Apartments	$557,111	23.1%	$537,044	22.5%
Industrial/warehouse	637,134	26.5%	559,837	23.4%
Medical office	64,309	2.7%	72,948	3.1%
Office	258,018	10.7%	317,159	13.3%
Retail	847,718	35.2%	852,320	35.6%
Other	43,777	1.8%	50,441	2.1%
Subtotal gross mortgage loans	2,408,067	100.0%	2,389,749	100.0%
Valuation allowance	—		—
Balance, end of year	$2,408,067		$2,389,749

During 2020, the minimum and maximum lending rates for mortgage loans were 3.0 percent and 4.8 percent, respectively. All new loans were on commercial properties.  The Company did not reduce interest rates for any outstanding mortgage loans.  The maximum percentage of any one loan to the value of security at the time of the loan was 65.1 percent.  At December 31, 2020 and 2019, the Company did not hold any mortgages with overdue interest.  The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.  The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.   We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2020 and 2019.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company had no mortgage loan impairment allowance as of December 31, 2020 or 2019. Unpaid principal balances at December 31 are as follows:

	2020	2019
	Unpaid Principal Balance	Unpaid Principal Balance
Apartments	$557,111	$537,044
Industrial/warehouse	637,134	559,837
Medical office	64,309	72,948
Office	258,018	317,159
Retail	847,718	852,320
Other	43,777	50,441
Balance, end of year	$2,408,067	$2,389,749

The Company’s commercial mortgage loan portfolio is evaluated and rated annually.  The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system.  This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process.  Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort.  Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability.  The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing.  The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2020	2019
CM1 - highest quality	$2,300,576	$2,249,240
CM2 - high quality	104,191	136,928
CM3 - medium quality	1,727	1,929
CM4 - low medium quality	1,554	1,611
CM5 - low quality	—	—

Subtotal - CM category	2,408,048	2,389,708

Residential - not categorized	19	41
Valuation adjustment	—	—

Total	$2,408,067	$2,389,749

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments.   Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant.   The Company did not have any loans on non-accrued status as of December 31, 2020 or 2019.  The Company did not restructure any mortgage loans in 2020 or 2019.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current.  All modification were in the form of waivers of scheduled principal payments for a period of four to six months.  No interest payments were waived and no interest rates were modified.  Through December 31, 2020, the Company modified 48 loans totaling $253,357 million or 10.5% of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2020.  These modifications are within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings.  This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

AUL had outstanding mortgage loan commitments of approximately $62,750 and $30,650 at December 31, 2020 and 2019, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities.  The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market.  The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions.  Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities.  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns.  These participation rates and caps are set each policy year.  The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions.  Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested.  As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances.  One such action includes the purchase of credit default swaps.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk.  If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention.  In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2020, the fair value of derivative assets and liabilities were $100,971 and $73,937, respectively.  As of December 31, 2019, the fair value of derivative assets and liabilities were $52,560 and $41,227, respectively.  The change in unrealized gains and losses was ($1,413) and $2,770, net (loss)/gain recognized in 2020 and 2019, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.  The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments.  The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $26,399 and $18,490 at December 31, 2020 and 2019, respectively.  The Company maintained ownership of any collateral delivered.  The Company delivered collateral to counterparties in the amount of $17,576 and $21,532 at December 31, 2020 and 2019, respectively.  The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2020		2019
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$461,750	$80,972	$451,400	$51,486
Written S&P 500 Call Options	420,750	(62,716)	396,700	(33,962)
Credit Default Swaps	685,000	(7,085)	545,000	(6,615)
Credit Default Swaps Index	800,000	19,819	40,000	1,050
Foreign Currency Swaptions	68,471	(3,955)	40,970	(626)
U.S. Treasury Futures	—	—	8,500	(47)
Net Fair Market Value		$27,035		$11,286

Notional amount represents a standard measurement of the volume of derivatives.  Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
	Total General Account		Change	Total
Restricted Asset Category	2020	2019	between years	Admitted Assets
Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$82,490	$77,942	$4,548	0.2%
On deposit with states	3,730	3,723	7	0.0%
Bonds held for the FHLBI collateral	600,122	345,532	254,590	1.7%
Bonds held for assumed reinsurance	123,353	138,769	(15,416)	0.3%
Mortgage loans held for the FHLBI collateral	2,180,340	2,173,544	6,796	6.1%
Collateral held under security lending agreement	657,363	250,082	407,281	1.8%
Total Restricted Assets	$3,647,398	$2,989,592	$657,806	10.2%

Securities Lending Transactions

The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral.  Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand.  The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The company held cash collateral at fair value in the amount of $657,438 and $250,146 as of December 31, 2020 and 2019, respectively.

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Reinvested collateral assets as of December 31, 2020 are as follows:

	2020		2019
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$56	$53	$(21)	$(24)
30 Days or Less	180,264	180,267	41,356	41,357
31 to 60 Days	49,073	49,078	32,317	32,322
61 to 90 Days	21,773	21,778	15,226	15,230
91 to 120 Days	27,467	27,472	11,279	11,280
121 to 180 Days	100,507	100,526	37,996	37,999
181 to 365 Days	241,193	241,221	68,395	68,405
1 to 2 Years	37,030	37,043	43,534	43,577
2 to 3 Years	—	—	—	—
Greater than 3 Years	—	—	—	—
Subtotal	657,363	657,438	250,082	250,146
Securities Received	—	—	—	—
Total Collateral Reinvested	$657,363	$657,438	$250,082	$250,146

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2020 as follows:

	2020	2019
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and Miscellaneous Bonds	$25,030	$32,910
Certificates of Deposit	12,000	10,624
Total collateral extending beyond one year from of the reporting date	$37,030	$43,534

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2020 and 2019 are as follows:

	2020	2019
Assets:
Bonds	$153,677	$109,727
Cash, Cash Equivalents, and Short Term	503,686	140,355
Total Securities Lending Collateral	$657,363	$250,082

Liabilities:
Securities Lending Cash Collateral	$657,363	$250,082

The Company does not have any transfers of receivables with recourse.

5.         Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties.  Real estate is recorded net of accumulated depreciation of $83,219 and $80,541 for investment properties and $60,036 and $57,425 for the home office at December 31, 2020 and 2019, respectively.  Depreciation expense on real estate amounted to $6,578 and $5,676 in 2020 and 2019, respectively.

Income from real estate for 2020 and 2019 includes $6,556 and $6,065, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2020 or 2019.

6.         Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities.  Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded.  In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis.  Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,257,552 and $1,452,344 as of December 31, 2020 and 2019, respectively.  The amount of the related reserve was $8,135 and $9,997 as of December 31, 2020 and 2019, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively.  Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

These reserves consisted of the following at December 31:

	2020	2019
Life and accident and health reserves
Individual, group and credit life policies	$3,131,851	$2,984,262
Annuities and deposit administration funds	9,891,656	9,021,087
Accident and health and other reserves	1,693,377	1,639,995
Less reinsurance ceded	(2,089,706)	(2,117,105)
	$12,627,178	$11,528,239

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,523,772	8.3%	$2,237,925	8.3%
At book value less surrender charges	521,859	1.7%	543,668	2.0%
At market value	18,517,900	61.1%	16,237,848	60.2%
	21,563,531	71.1%	19,019,441	70.5%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,135,075	13.7%	3,855,727	14.3%
Not subject to discretionary withdrawal	4,587,791	15.2%	4,068,533	15.2%

	$30,286,397	100.0%	$26,943,701	100.0%
Less reinsurance ceded	(4,092)		(1,825)

	$30,282,305		$26,941,876

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2020:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$—	$22,410	$26,753	$—	$—	$—
Universal Life	96,275	96,194	99,118	—	—	—
Other Permanent Cash Value Life Insurance	—	1,945,247	2,278,265	—	—	—
Variable Universal Life	10,342	10,331	10,404	147,814	147,639	148,494

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	709,827	—	—	—
Accidental Death Benefits	—	—	148	—	—	—
Disability - Active Lives	—	—	10,622	—	—	—
Disability - Dasabled Lives	—	—	50,695	—	—	—
Miscellaneous Reserves	—	—	52,105	—	—	—

Total gross	$106,617	$2,074,182	$3,237,937	$147,814	$147,639	$148,494
Reinsurance Ceded	—	—	721,221	—	—	—
Total	$106,617	$2,074,182	$2,516,716	$147,814	$147,639	$148,494

Reconciliation of total life actuarial reserves at December 31, 2020

Amount
Life & Accident & Health Annual Statement
Life Insurance	$2,434,946
Accidental Death Benefits	146
Disability - Active Lives	4,452
Disability - Disabled Lives	43,608
Miscellaneous Reserves	33,564
Subtotal	$2,516,716
Separate Accounts Annual Statement
Life Insurance	$148,494
Accident and health	—
Miscellaneous reserves	—
Subtotal	$148,494
Combined Total	$2,665,210

7.         Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date.  Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$7,853	$15,085	$8,759	$15,151
Ordinary renewal	65,363	57,652	58,729	49,779
Group life	4,308	4,308	3,969	3,969
Group annuity	(266)	(266)	212	212
	$77,258	$76,779	$71,669	$69,111

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices.  The amount of net premiums written by the Company that are subject to retrospective rating features was $6,474 and $6,395 at December 31, 2020, and 2019, respectively.  This represented 2.0 percent and 2.1 percent of the total net premiums written for group life and health in 2020 and 2019, respectively.

8.         Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account.  As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2020	2019
Product
Life insurance	$148,101	$134,765
Individual annuities	461,274	463,543
Group annuities	18,060,646	15,778,496
Total	$18,670,021	$16,376,804

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2020	2019
Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$2,764,526	$2,590,397
Transfers from separate accounts	3,128,473	2,835,066
Net separate account transfers as reported in the statements of operations	$(363,947)	$(244,669)

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2020	2019
Premiums, considerations or deposits	$2,764,526	$2,590,397
Reserves at December 31
For accounts with assets at Market value	$18,666,394	$16,372,841
Amortized cost	—	—
Total reserves	$18,666,394	$16,372,841

By withdrawal characteristics
Subject to discretionary withdrawal	$—	$—
With market value adjustment	—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	18,666,394	16,372,841
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
	18,666,394	16,372,841
Not subject to discretionary withdrawal	—	—
Total	$18,666,394	$16,372,841

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

9.         Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans.  The medical plans are contributory, with participants’ contributions adjusted annually.  The Company contribution for pre-65 retirees was frozen at the 2005 contribution level.  For post-65 retirees the Company’s contribution is capped at the 2000 amount.   The dental and life insurance plans are noncontributory.  Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2020	2019	2020	2019
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$—	$—	$68,809	$62,743
Service cost	—	—	1,294	1,203
Interest cost	—	—	1,953	2,401
Contribution by plan participants	—	—	1,442	1,513
Actuarial loss	—	—	6,103	5,875
Benefits paid	—	—	(4,919)	(4,926)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$74,682	$68,809

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

	Postretirement Benefits
	2020	2019
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Employer contribution	3,477	3,413
Plan participants’ contributions	1,442	1,513
Benefits paid	(4,919)	(4,926)
Transfer to parent	—	—
Fair value of plan assets at end of year	$—	$—

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$—	$—
Overfunded plan assets	—	—
Total assets (nonadmitted)	$—	$—
Underfunded
Liabilities recognized
Accrued benefit costs	$57,942	$54,969
Liability for pension benefits	16,739	13,840
Total liabilities recognized	$74,681	$68,809
Unrecognized liabilities	$—	$—

Components of net periodic benefit cost
Service cost	$1,294	$1,203
Interest cost	1,953	2,401
Expected return on plan assets	—	—
Transition asset or obligation	—	—
(Gains) and losses	601	(68)
Prior service cost or credit	102	283
Gain or loss recognized due to a settlement or curtailment	—	—
Total net periodic benefit cost	$3,950	$3,819

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(8,788)	$(4,097)
Net transition asset or obligation recognized	—	—
Net prior service cost or credit arising during the period	—	—
Net prior service cost or credit recognized	103	283
Net gain and loss arising during the period	(5,073)	(4,906)
Net gain and loss recognized or transferred to parent	601	(68)
Items not yet recognized as a component of net periodic cost - current year	$(13,157)	$(8,788)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$—	$—
Net prior service cost or credit	365	263
Net recognized gains and (losses)	(13,523)	(9,051)

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2020	2019
Discount rate	3.35%	4.36%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2020	2019
Discount rate	2.58%	3.33%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3,848 to its other postretirement benefit plans in 2021.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees.  OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios.  The Company’s share of net periodic benefit costs were $16,265 and $12,091 for 2020 and 2019, respectively.  The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2021	$3,848
2022	3,817
2023	3,825
2024	3,858
2025	3,827
Years 2026-2030	21,540

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment.   The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation.  The Company’s contribution to the plan was $4,622 and $4,380 for 2020 and 2019, respectively. As of December 31, 2020, the fair value of the plan assets was $435,993.

The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2.  Matching contributions are immediately vested.  With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2020 plan year. During 2020, the Company contributed $1,422 in safe harbor matching contributions for the 2020 plan. As of December 31, 2020, the fair market value of the plan assets was $43,074.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group.  The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios.  The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7,562 and $7,636 for 2020 and 2019, respectively.  The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

10.       Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2020
	Ordinary	Capital	Total
Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	—	—	—
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474

Increase in nonadmitted tax asset

	2019
	Ordinary	Capital	Total
Gross deferred tax assets	$138,001	$1,714	$139,715
Less: valuation allowance	—	—	—
Adjusted gross deferred tax asset	138,001	1,714	139,715
Deferred tax asset nonadmitted	(31,509)	(297)	(31,806)
Subtotal net admitted deferred tax asset	106,493	1,417	107,910
Deferred tax liabilities	(45,610)	(3,806)	(49,416)
Net admitted deferred tax asset	$60,883	$(2,389)	$58,494

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$2,421	$2,421	$—	$569	$569
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	67,053	—	67,053	57,925	—	57,925
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	67,053	—	67,053	57,925	—	57,925
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	—	—	187,754	—	—	144,636
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	46,280	604	46,884	48,568	848	49,416
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$113,333	$3,025	$116,358	$106,493	$1,417	$107,910

Ratio percentage used to determine recovery period and threshold			1035%			820%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,403,321			$1,096,528

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$154,009	$5,413	$138,001	$1,714	$16,008	$3,699
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	113,332	3,025	106,492	1,417	6,840	1,608
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.6%	0.0%	0.4%	0.0%	2.2%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2020	2019	Change
Gross deferred tax assets	$159,423	$139,715	$19,708
Deferred tax liabilities	(46,883)	(49,416)	2,533
Net deferred tax asset	112,540	90,299	22,241
Tax effect of unrealized gains	(455)	(5,532)	5,077
Net deferred income tax asset, excluding unrealized gains	$112,085	$95,831	$16,254

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2020	2019
Deferred tax assets
Policyholder reserves	$57,232	$54,202
Investments	2,073	—
Deferred acquisition costs	29,111	26,212
Policyholder dividend accrual	3,648	2,594
Fixed and amortizable assets	10,975	11,058
Compensation and benefits accrual	27,486	24,468
Receivables nonadmitted	9,966	7,646
Other	13,518	11,821
Ordinary deferred tax assets	154,009	138,001
Nonadmitted deferred tax assets	(40,677)	(31,508)
Admitted ordinary deferred tax assets	$113,332	$106,493
Capital
Investments	5,413	1,714
Nonadmitted	(2,388)	(297)
Admitted deferred tax assets	$116,357	$107,910

Deferred tax liabilities
Investments	$9,835	$8,831
Fixed assets	12,434	10,180
Deferred and uncollected premium	15,370	14,166
Policyholder reserves	8,521	10,174
Other	543	2,259
Ordinary deferred tax liabilities	46,703	45,610
Capital - investments	180	3,806
Deferred tax liabilities	46,883	49,416
Net admitted deferred tax asset	$69,474	$58,494

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2020	2019
Tax expense at the federal statutory rate	$1,102	$772
Tax preferenced investment income	(13,046)	(9,869)
Nondeductible expenses	456	951
Change in interest maintenance reserve	(347)	(354)
Change in nonadmitted assets	(4,189)	(4,085)
Elimination of statutory ceding commission amortization and capitalization	(1,022)	(898)
Provision to return adjustment	(31)	(983)
Change in pension liability	(916)	529
Tax sharing agreement	(769)	(1,477)
Other	(1,854)	108
	$(20,616)	$(15,306)

Federal and foreign income taxes incurred	$(4,362)	$1,635
Change in net deferred income taxes	(16,254)	(16,941)
Total statutory income tax benefit	$(20,616)	$(15,306)

Federal income tax-operating	$(5,913)	$(1,710)
Federal income tax-capital gains (losses)	1,551	3,345
Federal income tax incurred	$(4,362)	$1,635

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2020	$3,828
2019	$2,652
2018	$2,680

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2020	2019
Beginning of the year balance	$1,445	$1,445
Additions based on tax positions related to prior years	152	—
Deduction for Expiration of Federal Statute of Limitations	(273)	—
End of the year balance	$1,324	$1,445

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company’s consolidated federal income tax return is closed for all tax years up to and including 2016. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.       Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred.  At December 31, 2020 and 2019,  life reinsurance assumed was approximately 26 and 28 percent, respectively, of gross life insurance in force.  Premiums on life reinsurance assumed were approximately 16 and 19 percent of gross life insurance premium income in 2020 and 2019, respectively.  Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2020 and 2019, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk.  The Company cedes the portion of the total risk on an individual life in excess of $2,000.  For policies issued prior to 2019, the amount ceded was in excess of $500 to $1,000.  For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.  Certain statistical data with respect to reinsurance ceded follows:

	2020	2019
Reinsurance ceded on ordinary life in force	$57,316,394	$59,691,732
Reinsurance ceded on group and credit life in force	4,087,721	4,106,687
Life reinsurance premiums ceded	143,386	163,061
Accident and health reinsurance premiums ceded	53,828	52,942
Reinsurance recoveries	292,322	308,379

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

All AUL reinsurance agreements transfer risk.  Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable.  Policy reserves have been reduced at December 31, 2020 and 2019 by $2,089,706 and $2,117,105, respectively, for reinsurance ceded.  Claim liabilities have been reduced at December 31, 2020 and 2019 by $87,416 and $90,138, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2020, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+.  This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus.  At December 31, 2020, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected.  The Company does not have and has not written off any uncollectible reinsurance during 2020 or 2019.

The Company did not commute any material ceded reinsurance in 2020 or 2019.

12.       Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business.  The direct premium written related to MidAmerica for 2020 and 2019 was $218,027 and $247,976, respectively.  MidAmerica does not have an exclusive contract with the Company.

13.       Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators.  At December 31, 2020 and 2019, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.       Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business.  In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.  However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company’s consolidated financial condition, operating results or cash flows.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

15.       Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026.  The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus.  No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September.   Interest payments of $5,813 and $5,813 were approved and paid in 2020 and 2019, respectively.  Total interest paid inception to date is $143,117.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2020 and 2019 would have been $1,453.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31.  Under state statutes, dividends would be limited to approximately $131,807 in 2020.

The Company paid no dividends in 2020 or 2019. The Company received a capital contribution of $338,700 in 2020 from OneAmerica as part of proceeds from a senior note.  The proceeds are intended to be used for general corporate purposes.  The Company did not receive a capital contribution in 2019.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2020 is as follows:

Nonadmitted asset values	$(159,300)
Asset valuation reserve	$(135,464)
Net unrealized gain (losses)	$6,634
Reinsurance recoverables from unauthorized companies	$(45)

16.       Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2019.  During 2019, the line of credit was renewed for an additional two years.  The interest rate is determined based upon the variable advance rate at the time of a draw.  There is no amount outstanding on this facility as of December 31, 2020 or 2019.

The Company maintains a membership in the FHLBI.  FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements.  The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations.  As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts.  The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2020 and 2019, the carrying value of the FHLBI Class B common stock was $82,490 and $77,942, respectively. The carrying value of the FHLBI common stock approximates fair value.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Funding Agreements associated with the FHLBI totaled $1,702,414 and $1,517,264 as of December 31, 2020 and 2019, respectively.  The proceeds were used to purchase bonds.  The Company closely matches the maturities of the Funding Agreements with bond maturities.  The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,703,386 and $1,518,809 at December 31, 2020 and 2019, respectively.   Interest paid was $27,624 and $42,709 in 2020 and 2019, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI.  The fair value of pledged assets amounted to $2,869,873 and $2,550,810 at December 31, 2020 and 2019, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus.  The maximum carrying value of collateral pledged during the reporting period was $2,892,536.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $11,275 at December 31, 2020.

17.       Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability.  The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.  The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.  The levels of the fair value hierarchy are as follows:

•        Level 1 — Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets provide current pricing data on a more frequent basis.  Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•        Level 2 — Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•        Level 3 — Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy.  In such cases, the level disclosed is based on the lowest level significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available.  The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available.  These techniques project cash flows of the derivatives using current and implied future market conditions.  The present value of the cash flows is calculated to measure the current fair value of the derivative.  The derivative assets and liabilities consist of options and swap contracts.  The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting.  The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services.  The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$—	$83,768	$83,784
Affiliate	—	—	—	—
Mutual funds	—	—	—	—
Total common stocks	16	—	83,768	83,784
Derivatives	—	100,790	—	100,790
Separate account assets *	18,670,021	—	—	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595

Liabilities
Derivatives	$—	$69,800	$—	$69,800

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2019	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$—	$79,290	$79,307
Affiliate	—	—	—	—
Derivatives	—	—	—	—
Total common stocks	17	—	79,290	79,307
Derivatives	—	52,560	—	52,560
Separate account assets *	16,376,804	—	—	16,376,804
Total Assets	$16,376,821	$52,560	$79,290	$16,508,671

Liabilities
Derivatives	$—	$41,227	$—	$41,227

*Separate account assets represent segregated funds that are invested on behalf of customers.  Investment risks associated        with market value changes are borne by the customer.

45

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2018	$80,740
Transfer into level 3	—
Transfer out of level 3	—
Total gains included in net income	631
Total gains included in surplus	(94)
Purchases	—
Issuances	—
Sales	(1,987)
Settlements	—
Ending Balance at December 31, 2019	$79,290
Transfer into level 3	—
Transfer out of level 3	—
Total gains(losses) included in net income	—
Total gains(losses) included in surplus	(70)
Purchases	—
Issuances	—
Sales	4,548
Settlements	—
Ending Balance at December 31, 2020	$83,768

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values.  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time.  They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions.  Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices.  The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet.  Fair values for bonds, equity securities and derivatives are based on quoted market prices where available.  For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  It is not practicable to estimate the fair value of contract loans.

46

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.  The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed.  However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

47

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2020					Not Practicable
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Carrying Value	Net Asset Value (NAV)

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$—	$—
Preferred stocks	2,220	2,000	—	2,220	—	—	—
Common stocks	88,859	88,859	16	—	88,843	—	—
Mortgage loans	2,459,361	2,408,067	—	—	2,459,361	—	—
Cash & cash equivalents	200,906	200,906	200,906	—	—	—	—
Contract loans	—	441,012	—	—	—	441,012	—
Derivatives	100,971	100,790	—	100,971	—	—	—
Other invested assets	271,412	256,735	—	85,716	185,696	—	—
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	—	—	—
Corporate owned life insurance	389,549	389,549	—	389,549	—	—	—
Employee and agent trust	384,950	384,950	—	384,950	—	—	—
Separate account assets	18,670,021	18,670,021	18,670,021	—	—	—	—
Liabilities
Derivatives	69,800	69,800	—	69,800	—	—	—
Payable for securities lending	657,438	657,363	118,208	539,230	—	—	—
Funding agreements	1,734,761	1,702,414	—	—	1,734,761	—	—

	2019					Not Practicable
	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Carrying Value	Net Asset Value (NAV)

Assets
Bonds	11,418,242	$10,648,022	$24,056	$11,008,779	$385,407	$—	$—
Preferred stocks	2,120	2,000	—	2,120	—	—	—
Common stocks	79,307	79,307	17	—	79,290	—	—
Mortgage loans	2,410,142	2,389,749	—	—	2,410,142	—	—
Cash & cash equivalents	170,496	170,496	170,496	—	—	—	—
Contract loans	—	408,098	—	—	—	408,098	—
Derivatives	52,560	52,560	—	52,560	—	—	—
Other invested assets	233,994	222,772	—	63,229	170,765	—	—
Securities lending reinvested collateral assets	250,146	250,082	35,167	214,979	—	—	—
Corporate owned life insurance	362,213	362,213	—	362,213	—	—	—
Employee and agent trust	62	62	—	62	—	—	—
Separate account assets	16,376,804	16,376,804	16,376,804	—	—	—	—
Liabilities
Derivatives	41,227	41,227	—	41,227	—	—	—
Payable for securities lending	250,146	250,082	35,167	214,979	—	—	—
Funding agreements	1,528,456	1,518,809	—	—	1,528,456	—	—

48

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

18.                               Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through March 25, 2021, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

49

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

For the Year Ended December 31, 2020

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$30,830
Other bonds (unaffiliated)	429,158
Preferred stocks (unaffiliated)	137
Common stocks (unaffiliated)	2,916
Common Stocks (affiliated)	1,500
Mortgage loans	107,433
Real estate	20,683
Premium notes, policy loans and liens	21,554
Cash and cash equivalents	498
Derivative Instruments	(6,898)
Other invested assets	16,266
Aggregate write-ins for investment income	1,151
Gross investment income	$625,228
Real estate owned—book value less encumbrances	$89,281
Mortgage loans—book value
Residential mortgages	$19
Commercial mortgages	2,408,048
Total mortgage loans	$2,408,067
Mortgage loans by standing—book value
Good standing	$2,408,067
Good standing with restructured terms	—
Interest overdue more than three months, not in foreclosure	—
Foreclosure in process	—
Total mortgage loans	$2,408,067
Other long-term assets—statement value	$256,735

Common stock of parent, subsidiary, and affiliates—book value	$5,075
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$748,633
Over 1 year through 5 years	3,131,073
Over 5 years through 10 years	3,914,696
Over 10 years through 20 years	2,000,580
Over 20 years	2,327,172
No maturity date	46,738
Total by maturity	$12,168,892
Bonds by class—statement value
Class 1	$6,902,631
Class 2	4,705,551
Class 3	449,749
Class 4	92,219
Class 5	17,166
Class 6	1,576
Total by class	$12,168,892
Total bonds publicly traded	$6,787,032
Total bonds privately placed	$5,381,860

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$88,859
Short-term investments—book value	$—
Derivatives - statement value, net	$26,436
Cash (overdraft) on deposit	$200,906
Life insurance in force, net of reinsurance
Ordinary	$72,363,246
Credit life	$956
Group life	$61,642,395
Amount of accidental death insurance in force under ordinary policies	$21,854
Life insurance policies with disability provisions in force
Ordinary	$9,540,121
Group life	$35,425,604
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$20,254
Income payable	$240
Ordinary—involving life contingencies
Income payable	$204
Group—not involving life contingencies
Amount on deposit	$69

Annuities
Ordinary
Immediate—amount of income payable	$32,158
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,213,673
Group
Amount of income payable	$168,142
Fully paid account balance	$715,197
Not fully paid account balance	$4,619,607
Accident and health insurance—premiums in force
Ordinary	$49,713
Group	$181,672
Credit	$—

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$8,122
Dividend accumulations—account balance	$39,680
Claim payments (by accident year)
Group accident and health
2020	$52,270
2019	$35,467
2018	$4,860
2017	$2,009
2016	$3,432
Prior	$8,781
Other accident and health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—
Other coverages that use developmental methods to calculate claims reserves
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Prior	$—

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2020

(In thousands)

The Company’s gross investment holdings as filed in the 2020 Annual Statement are $14,324,552.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$1,096,827	6.680%	$1,096,827	—	$1,096,827	6.681%
1.02 All Other Governments	89,310	0.544%	89,310	—	89,310	0.544%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	20,662	0.126%	20,662	—	20,662	0.126%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,289	0.014%	2,289	—	2,289	0.014%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	552,575	3.366%	552,575	—	552,575	3.365%
1.06 Industrial and Miscellaneous	10,310,932	62.800%	10,310,932	153,677	10,464,609	63.74%
1.07 Hybrid Securities	49,559	0.302%	49,559	—	49,559	0.302%
1.08 Parent, Subsidiaries and Affiliates	—	0.000%	—	—	—	0.000%
1.09 SVO Identified Funds	46,738	0.285%	46,738	—	46,738	0.284%
1.10 Bank Loans	—	0.000%	—	—	—	0.000%
1.11 Total Long-Term Bonds	12,168,892	74.117%	12,168,892	153,677	12,322,569	75.056%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	—	2,000	0.012%
2.02 Parent, Subsidiaries and Affiliates	—	0.000%	—	—	—	0.000%
2.03 Total Preferred Stocks	2,000	0.012%	2,000	—	2,000	0.012%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	16	0.000%	16	—	16	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	83,768	0.510%	83,768	—	83,768	0.510%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	5,075	0.031%	5,075	—	5,075	0.031%
3.04 Parent, Subsidiaries and Affiliates Other	—	0.000%	—	—	—	0.000%
3.05 Mutual Funds	—	0.000%	—	—	—	0.000%
3.06 Total Common Stocks	88,859	0.541%	88,859	—	88,859	0.541%
4. Mortgage Loans (Schedule B):3.5 Mutual Funds				—
4.01 Farm Mortgages	—	0.000%	—	—	—	0.000%
4.02 Residential Mortgages	19	0.000%	19	—	19	0.000%
4.03 Commercial Mortgages	2,408,047	14.667%	2,408,047	—	2,408,047	14.667%
4.04 Mezzanine Real Estate Loans	—	0.000%	—	—	—	0.000%
4.05 Total Mortgage Loans	2,408,066	14.667%	2,408,066	—	2,408,066	14.667%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	74,362	0.453%	74,362	—	74,362	0.453%
5.02 Properties Held for Production of Income	14,919	0.091%	14,919	—	14,919	0.091%
5.03 Properties Held for Sale	—	0.000%	—	—	—	0.000%
5.04 Total Real Estate	89,281	0.544%	89,281	—	89,281	0.544%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	200,906	1.224%	200,906	199,359	400,265	2.438%
6.02 Cash Equivalents, (Schedule E, Part 2)	—	0.000%	—	118,155	118,155	0.719%
6.03 Short-Term Investments (Schedule DA)	—	0.000%	—	186,172	186,172	1.134%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	200,906	1.224%	200,906	503,686	704,592	4.291%
7. Contract Loans	441,012	2.686%	441,012	—	441,012	2.686%
8. Derivatives (Schedule DB)	100,790	0.614%	100,790	—	100,790	0.614%
9. Other Invested Assets (Schedule BA)	257,476	1.568%	256,734	—	256,734	1.564%
10. Receivables for Securities	4,044	0.025%	4,044	—	4,044	0.025%
11. Securities Lending (Schedule DL, Part 1)	657,363	4.004%	657,363	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	—	0.000%	—	—	—	0.000%
13. Total Invested Assets	$16,418,688	100.000%	$16,417,947	$657,363	$16,417,947	100.00%

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interragatories

As of and for the Year Ended December 31, 2020

(In thousands)

1.              State the reporting entity’s total admitted assets as reported on its annual statement.  $17,157,378

2.              State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

		Percentage of Total
Investment Category	Amount	Admitted Assets

2.01 FEDERAL HOME LOAN BANKS	$82,490	0.5%
2.02 AMERICAN WATER WORKS COMPANY INC	71,079	0.4%
2.03 RAYTHEON TECHNOLOGIES CORPORATION	55,781	0.3%
2.04 NEXTERA ENERGY INC	46,560	0.3%
2.05 ANHEUSER BUSCH INBEV NV	46,037	0.3%
2.06 XCEL ENERGY INC	44,394	0.3%
2.07 COMCAST CORPORATION	43,575	0.3%
2.08 ALLIANT ENERGY CORP	43,247	0.3%
2.09 BAE SYSTEMS PLC	42,519	0.2%
2.10 WELLS FARGO & COMPANY	42,500	0.2%

3.              State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,902,631	40.2%	P/RP – 1	$—	0.0%
3.02 NAIC – 2	4,705,551	27.4%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	449,749	2.6%	P/RP – 3	—	0.0%
3.04 NAIC – 4	92,219	0.5%	P/RP – 4	—	0.0%
3.05 NAIC – 5	17,166	0.1%	P/RP – 5	—	0.0%
3.06 NAIC – 6	1,576	0.0%	P/RP – 6	—	0.0%

4.        State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31—Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01 Total admitted assets held in foreign investments	$1,801,373	10.5%
4.02 Foreign-currency-denominated investments	73,025	0.4%
4.03 Insurance liabilities denominated in that same foreign currency	—	0.0%

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Percentage of Total
	Amount	Admitted Assets

5.01 Countries rated NAIC-1	$1,700,362	9.9%
5.02 Countries rated NAIC-2	93,723	0.5%
5.03 Countries rated NAIC-3 or below	7,288	0.0%

6.             Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

		Percentage of Total
	Amount	Admitted Assets

Countries rated NAIC-1
6.01 Country: Cayman Islands	$500,353	2.9%
6.02 Country: Australia	402,190	2.3%

Countries rated NAIC-2
6.03 Country: Mexico	$38,443	0.2%
6.04 Country: Indonesia	9,016	0.0%

Countries rated NAIC-3 or below
6.05 Country: Paraguay	$2,008	0.0%
6.06 Country: Guatemala	2,001	0.0%

		Percentage of Total
	Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure	$—	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01 Countries rated NAIC-1	$—	0.0%
8.02 Countries rated NAIC-2	—	0.0%
8.03 Countries rated NAIC-3 or below	—	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
9.01 Country:	$—	0.0%
9.02 Country:	—	0.0%

10.  List the 10 largest sovereign (i.e. non-governmental) foreign issues:

		Percentage of Total
	Amount	Admitted Assets

10.01 KONINKLIJKE PHILIPS ELECTRONICS NV	$38,706	0.2%
10.02 ROYAL DUTCH SHELL PLC	38,393	0.2%
10.03 INVESCO LTD	33,480	0.2%
10.04 KEMBLE WATER HOLDINGS LTD	32,000	0.2%
10.05 SIEMENS AG	31,449	0.2%
10.06 BAE SYSTEMS PLC	27,747	0.2%
10.07 CSL LTD	27,345	0.2%
10.08 PERNOD-RICARD SA	24,372	0.1%
10.09 MACQUARIE GROUP LTD	22,427	0.1%
10.10 DEXUS DIVERSIFIED TRUST	22,000	0.1%

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

11.  Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01 Total admitted assets held in Canadian investments	$—	0.0%
11.02 Canadian-currency denominated investments	—	0.0%
11.03 Canadian-denominated insurance liabilities	—	0.0%
11.04 Unhedged Canadian currency exposure	—	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Nondiversified

14.06	Maranon SRF	$65,922	$65,922	$—
14.07	iShares IG Corporate Bond ETF	36,500	36,500	—
14.08	Barings	32,692	32,692	—
14.09	Pinebridge Private Credit	21,816	21,816	—
14.10	Golub Pearls	15,120	15,200	—
14.11	HGGC	13,540	13,540	—
14.12	KKR Eagle	12,893	12,893	—
14.13	Blackstone Diversified Alts	12,800	12,800	—
14.14	CVC US Direct Lending	10,822	10,822	—
14.15	Dover Street	10,190	10,190	—

15.       Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.       With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets?    Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

List each of the 10 largest aggregate mortgage interests.  The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commerical	$28,629	0.2%
16.03	Commerical	28,119	0.2%
16.04	Commerical	26,000	0.2%
16.05	Commerical	26,000	0.2%
16.06	Commerical	25,190	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,948	0.1%
16.09	Commerical	22,924	0.1%
16.10	Commerical	22,278	0.1%
16.11	Commerical	22,205	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$—	0.0%
16.13	Mortgage loans over 90 days past due	—	0.0%
16.14	Mortgage loans in the process of foreclosure	—	0.0%
16.15	Mortgage loans foreclosed	—	0.0%
16.16	Restructured mortgage loans	—	0.0%

17.       Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$—	0.0%	$—	0.0%	$—	0.0%
17.02 91% to 95%	—	0.0%	—	0.0%	—	0.0%
17.03 81% to 90%	—	0.0%	—	0.0%	—	0.0%
17.04 71% to 80%	—	0.0%	—	0.0%	—	0.0%
17.05 below 70%	19	0.0%	2,408,047	14.0%	—	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$6,321,302	36.8%	$5,247,147	$5,414,891	$6,046,237
Repurchase agreements	—	0.0%	—	—	—
Reverse repurchase agreements	—	0.0%	—	—	—
Dollar repurchase agreements	—	0.0%	—	—	—
Dollar reverse repurchase agreements	—	0.0%	—	—	—

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$800,000	4.7%	$22,300	$—	$—
Income generation	—	0.0%	—	—	—
Replications	—	0.0%	—	—	—
Other	—	0.0%	—	—	—

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$—	0.0%	$355	$—	$—
Income generation	—	0.0%	—	—	—
Replications	—	0.0%	—	—	—
Other	—	0.0%	—	—	—

This accompanying note is an integral part of these supplemental schedules

58

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.             Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐  No ☐  N/A ☒

2.             Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐  No ☐  N/A ☒

3.             Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.     Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.     Provisions that permit settlements to be made less frequently than quarterly;

c.     Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.     The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐  No ☒

This accompanying note is an integral part of these supplemental schedules

59

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, Continued

For the Year Ended December 31, 2020

4.             Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period(1)	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.             Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.     Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐  No ☐  N/A ☒

b.     Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐  N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

(1) This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

60

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interragatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2020

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

61

No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46206-0368

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021

PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

	1.	Included in Prospectus (Part A):

Condensed Financial Information (20)

2.	Included in Statement of Additional Information (Part B):

	(a)	Financial Statements of AUL American Individual Variable Annuity Unit Trust

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2020

Statements of Operations for the period ended December 31, 2020

Statements of Changes in Net Assets for the periods ended December 31, 2020 and 2019 Notes to Financial Statements

(b)	Statutory Financial Statements of American United Life Insurance Company

Report of Independent Registered Public Accounting Firm

Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2020 and 2019 Statements of Operations for the years ended December 31, 2020 and 2019

Statements of Changes in Surplus for the years ended December 31, 2020 and 2019 Statements of Cash Flow for the years ended December 31, 2020 and 2019

Notes to Financial Statements

(b) Exhibits

1.	Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.	Not applicable

3.	Underwriting Agreements

	3.1	Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

	3.2	Form of Selling Agreement (9)

4.	Group Annuity Contract Forms:

	4.1	TDA Voluntary Contract, Form P-12511 (1)

	4.2	TDA Employer Sponsored Contract, Form P-12621 (1)

	4.3	TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

	4.4	TDA Custodial SPL Contract, Form P-12833 (1)

	4.5	TDA Custodial Contract, Form P-12833 (1) (3)

	4.6	TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

	4.7	TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

	4.8	IRA Non-Custodial Contract, Form P-12566 (1)

	4.9	IRA Custodial Contract, Form P-12867 (1) (3)

	4.10	DCP Contract, Form P-12518 (1)

	4.11	IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

	4.12	IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

	4.13	TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

	4.14	Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

	4.15	Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

	4.16	TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17	Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18	Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19	AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20	Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21	AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22	AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23	AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24	AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25	AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (9)

4.26	AUL Omni DCP MFVA - Form DCP.OM (9)

4.27	AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28	AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29	AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30	AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31	Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32	Amendment to the TDA Group Annuity Contract (10)

4.33	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

	4.35	Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

	4.36	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

	4.37	Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

	4.38	Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

	4.39	Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

	4.40	Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

	4.41	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

	4.42	AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.	Application Forms and other forms:

	5.1	AUL American Series Enrollment Form P-12464 (1)

	5.2	Employer Sponsored TDA Enrollment Form P-12477 (1)

	5.3	AUL Select Annuity Enrollment Form P-14009 (1)

	5.4	Application for No-Load IRA Contract, P-12503 (2)

	5.5	AUL American Series Enrollment Form P-11464 G (4)

	5.6	Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.	Certificate of Incorporation and By-Laws of the Depositor

	6.1	Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.2	Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

	6.3	Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

	6.4	Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.	Not applicable

8.	Form of Participation Agreements:

	8.1	Form of Participation Agreement with Alger American Fund (1)

	8.2	Form of Participation Agreement with American Century (1)

		8.2.1	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.2	Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

		8.2.3	Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

	8.3	Form of Participation Agreement with Calvert Variable Series (1)

	8.4	Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

	8.5	Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

	8.6	Form of Participation Agreement with Janus Aspen Series (1)

	8.7	Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

	8.8	Form of Participation Agreement with Safeco Resource Series Trust (1)

	8.9	Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

	8.10	Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

	8.11	Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

	8.12	Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

	8.13	Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14	Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15	Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16	Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17	Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18	Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19	Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20	Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21	Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22

Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23	Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24	Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25	Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26	Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27	Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28	Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29	Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30	Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31	Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32	Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33	Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34	Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35	Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36	Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37	Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38	Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39	Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40	Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41	Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42	Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43	Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44	Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45	Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46	Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47	Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48	Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49	Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50	Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51	Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52	Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53	Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54	Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55	Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56	Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57	Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58	Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59	Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60	Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61	Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62	Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63	Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64	Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65	Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66	Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67	Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68	Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69	Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70	Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71	Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72	Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73	Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74	Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75	Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76	Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

8.77	Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78	Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79	Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.80	Mutual Fund Sales and Service Agreement between Foreside Fund Services, LLC (Auxier) and OneAmerica Securities, Inc. (20)

8.81	Distribution and Shareholder Services Agreement between Voya Investments Distributor, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.82	Operating and Services Agreement between Baird Funds, Inc., American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

9.	Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.	Miscellaneous Consents

10.1	Consent of Independent Auditors - filed herewith (20)

10.2	Consent of Dechert LLP - filed herewith (20)

10.3	Powers of Attorney (20)

10.3	Powers of Attorney (18)

10.4	Rule 483 Certified Resolution (20)

11.	Not applicable

12.	Not applicable

(1)                                 Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 20, 2009.

(2)                                 Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)                                 Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)                                 Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)                                 Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)                                 Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)                                 Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)                                 Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)                                 Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)                          Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

(11)                          Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)                          Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)                          Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)                          Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)                          Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)                          Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)                          Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)                          Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

(19)                          Filed with the Registrant’s Post-Effective Amendment No. 49 (File No. 33-31375) on April 24, 2020.

(20)                          Filed with the Registrant’s Post-Effective Amendment No. 50 (File No. 33-31375) on April 29, 2021.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	Senior Vice President, General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Jeffrey D. Holley*	Executive Vice President, Enterprise Operations, Operational Excellence and Quality (6/14 - present); Director, AUL (10/11 - present)

John C. Mason*	Senior Vice President and Chief Investment Officer (5/13 - present); Director, AUL (2/12 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - present); Director (4/19 - present)

Karin W. Sarratt*	Senior Vice President and Chief Human Resources, Marketing and Communications Officer (9/16 - present); Director, AUL (12/16 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of December 31, 2020, there were 2,354 qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)	Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

	(i)	a member of the Board of Directors of the Corporation,

	(ii)	an officer of the Corporation, or

(iii)

while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)

Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)	Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)

Other Activity. OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)	Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Bryan K. Hartley*	Financial Operations Principal
Christopher G. Coudret*	Director
Cynthia M. Reese*	Secretary, Chief Counsel
Daniel Snyder*	Treasurer & Director
Dennis J. Sandelski*	Assistant Vice President, Tax
Eric D. Smiley*	Vice President, Operations
John W. Zeigler*	Vice President, Insurance Agency Registrations
Matthew T. Fleetwood*	President & Director
Nicholas J. Cayetano*	Anti-Money Laundering Officer
Sean P. McGoff*	Chief Compliance Officer
Terry W. Burns*	Director

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)	Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

(a)                                 to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)                                 to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)                                 The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)                                 The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 29th day of April, 2021.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: April 29, 2021

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	April 29, 2021

Richard C. Ellery*	Director	April 29, 2021

Jeffrey D. Holley*	Director	April 29, 2021

John C. Mason*	Director	April 29, 2021

Sandra McCarthy*	Director	April 29, 2021

Karin W. Sarratt*	Director	April 29, 2021

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)	NAME OF EXHIBIT
8.80	Mutual Fund Sales and Service Agreement between Foreside Fund Services, LLC (Auxier) and OneAmerica Securities, Inc. (20)

8.81	Distribution and Shareholder Services Agreement between Voya Investments Distributor, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

8.82	Operating and Services Agreement between Baird Funds, Inc., American United Life Insurance Company, and OneAmerica Securities, Inc. (20)

10.1	Consent of Independent Auditors (20)

10.2	Consent of Dechert LLP (20)

10.3	Power of Attorney (20)

10.3	Powers of Attorney (18)

10.4	Rule 483 Certified Resolution (20)